UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-07953

EQ ADVISORS TRUST

(Exact name of registrant as specified in charter)

1290 Avenue of the Americas

New York, New York 10104

(Address of principal executive offices)

WILLIAM T. MACGREGOR, ESQ.

Executive Vice President and Secretary

AXA Equitable Funds Management Group, LLC

1290 Avenue of the Americas

New York, New York 10104

(Name and Address of Agent for Service)

Copies to:

MARK C. AMOROSI, ESQ.

K&L Gates LLP

1601 K. Street N.W.

Washington, D.C. 20006-1600

Telephone: (202) 778-9000

Registrant’s telephone number, including area code: (212) 554-1234

Date of fiscal year end: December 31

Date of reporting period: July 1, 2018 – September 30, 2018

Item 1. Schedule of Investments.

The following are schedules of investments of the registrant as of September 30, 2018. The schedules have not been audited.

EQ ADVISORS TRUST

ALL ASSET GROWTH-ALT 20 PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
EXCHANGE TRADED FUNDS (ETF):
Commodity (5.6%)
Invesco DB Gold Fund(x)*	126,040	$4,716,417
Invesco DB Silver Fund*‡	130,180	2,887,796
iShares Gold Trust*	980,100	11,202,543
iShares Silver Trust*	22,300	306,179

Total Commodity		19,112,935

Equity (4.1%)
iShares China Large-Cap ETF(x)	39,905	1,708,732
iShares International Developed Property ETF	87,380	3,231,312
iShares MSCI EAFE Small-Cap ETF	79,260	4,936,313
iShares MSCI Global Gold Miners ETF(x)	12,894	184,126
iShares U.S. Oil & Gas Exploration & Production ETF(x)	22,950	1,742,593
SPDR S&P Emerging Asia Pacific ETF	5,490	531,707
SPDR S&P Emerging Markets SmallCap ETF(x)	32,695	1,464,409

Total Equity		13,799,192

Fixed Income (1.8%)
iShares JP Morgan USD Emerging Markets Bond ETF	57,480	6,196,919

Total Exchange Traded Funds (11.5%) (Cost $34,664,572)		39,109,046

INVESTMENT COMPANIES:
Fixed Income (20.6%)
1290 VT DoubleLine Opportunistic Bond Portfolio‡	660,838	6,568,839
1290 VT High Yield Bond Portfolio‡	1,041,682	10,274,457
EQ/Global Bond PLUS Portfolio‡	2,293,557	20,442,703
EQ/Intermediate Government Bond Portfolio‡	573,125	5,787,646
EQ/PIMCO Global Real Return Portfolio‡	1,373,389	13,444,472
EQ/PIMCO Ultra Short Bond Portfolio‡	668,080	6,742,759
Multimanager Core Bond Portfolio‡	713,852	6,795,520

Total Fixed Income		70,056,396

Equity (54.3%)
1290 VT Equity Income Portfolio‡	964,938	5,916,983
1290 VT GAMCO Small Company Value Portfolio‡	332,882	21,749,090
1290 VT Low Volatility Global Equity Portfolio‡	524,108	6,359,126
AXA/AB Small Cap Growth Portfolio‡	1,006,002	23,825,299
AXA/Janus Enterprise Portfolio*‡	89,576	1,873,948
AXA/Loomis Sayles Growth Portfolio‡	1,920,863	18,067,944
EQ/BlackRock Basic Value Equity Portfolio‡	557,393	14,731,284
EQ/Emerging Markets Equity PLUS Portfolio‡	893,148	8,470,464
EQ/International Equity Index Portfolio‡	1,119,440	10,982,822
EQ/Invesco Comstock Portfolio‡	766,827	14,873,595
EQ/JPMorgan Value Opportunities Portfolio‡	715,766	13,909,567
EQ/MFS International Growth Portfolio‡	2,885,576	24,431,265
EQ/T. Rowe Price Growth Stock Portfolio*‡	338,412	18,447,026

Total Equity		183,638,413

Alternatives (13.3%)
1290 VT GAMCO Mergers & Acquisitions Portfolio‡	1,235,253	16,431,482
1290 VT Natural Resources Portfolio‡	1,603,915	14,710,448
1290 VT Real Estate Portfolio‡	1,242,017	13,797,053

Total Alternatives		44,938,983

Total Investment Companies (88.2%) (Cost $239,116,506)		298,633,792

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Repurchase Agreements (0.6%)
Citigroup Global Markets, Inc., 2.44%, dated 9/28/18, due 10/5/18, repurchase price $400,190, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 1.625%-2.250%, maturing 11/30/19-11/15/27; total market value $421,714.(xx)	$400,000	400,000
Deutsche Bank Securities, Inc., 2.26%, dated 9/28/18, due 10/1/18, repurchase price $279,294, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 5/15/19-8/15/47; total market value $284,826.(xx)	279,241	279,241
ING Bank NV, 2.42%, dated 9/28/18, due 10/1/18, repurchase price $200,040, collateralized by various Common Stocks; total market value $222,249.(xx)	200,000	200,000
Natwest Markets Securities, Inc., 2.14%, dated 9/25/18, due 10/2/18, repurchase price $250,059, collateralized by various U.S. Government Treasury Securities, ranging from 1.375%-2.125%, maturing 10/31/20-11/15/26; total market value $255,091.(xx)	250,000	250,000
Natwest Markets Securities, Inc., 2.19%, dated 9/28/18, due 10/5/18, repurchase price $250,106, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-3.375%, maturing 2/15/19-5/15/44; total market value $255,047.(xx)	250,000	250,000

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

ALL ASSET GROWTH-ALT 20 PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

	Principal Amount	Value (Note 1)
Natwest Markets Securities, Inc., 2.25%, dated 9/28/18, due 10/1/18, repurchase price $250,047, collateralized by various U.S. Government Treasury Securities, ranging from 1.375%-2.875%, maturing 5/31/19-11/15/26; total market value $255,048.(xx)	$250,000	$250,000
NBC Global Finance Ltd., 2.34%, dated 9/28/18, due 10/1/18, repurchase price $300,059, collateralized by various Common Stocks; total market value $333,797.(xx)	300,000	300,000

Total Repurchase Agreements		1,929,241

Total Short-Term Investments (0.6%) (Cost $1,929,241)		1,929,241

Total Investments in Securities (100.3%) (Cost $275,710,319)		339,672,079
Other Assets Less Liabilities (-0.3%)		(1,136,828)

Net Assets (100%)		$338,535,251

*	Non-income producing.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

(x)	All or a portion of security is on loan at September 30, 2018.

(xx)

At September 30, 2018, the Portfolio had loaned securities with a total value of $2,203,510. This was secured by cash collateral of $1,929,241 which was subsequently invested in joint repurchase agreements with a total value of $1,929,241, for which the Portfolio has a proportionate interest as reported in the Portfolio of Investments as Repurchase Agreements, and $330,867 collateralized by various U.S. Government Treasury Securities, ranging from 0.125% - 4.375%, maturing 4/15/19-11/15/44.

The holdings in affiliated Investment Companies are all Class K shares except Invesco DB Silver Fund.

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

ALL ASSET GROWTH-ALT 20 PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

Investments in companies which were affiliates for nine months ended September 30, 2018, were as follows:

Security Description	Shares at September 30, 2018	Market Value December 31, 2017 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value September 30, 2018 ($)	Dividend/Interest Income ($)	Capital Gain Distributions ($)
1290 VT DoubleLine Opportunistic Bond Portfolio	660,838	6,302,519	725,733	(402,548)	(140)	(56,725)	6,568,839	722	—
1290 VT Equity Income Portfolio	964,938	6,920,650	144,255	(1,157,820)	(3,199)	13,097	5,916,983	—	99,801
1290 VT GAMCO Mergers & Acquisitions Portfolio	1,235,253	17,062,120	441,544	(1,289,278)	659	216,437	16,431,482	—	4,851
1290 VT GAMCO Small Company Value Portfolio	332,882	22,042,552	204,283	(1,341,825)	35,285	808,795	21,749,090	—	37,577
1290 VT High Yield Bond Portfolio	1,041,682	10,164,396	777,796	(876,185)	(1,235)	209,685	10,274,457	—	—
1290 VT Low Volatility Global Equity Portfolio	524,108	5,833,135	820,671	(492,003)	1,353	195,970	6,359,126	7,823	41,722
1290 VT Natural Resources Portfolio	1,603,915	15,637,820	102,434	(1,830,095)	(2,025)	802,314	14,710,448	2,411	—
1290 VT Real Estate Portfolio	1,242,017	14,460,365	100,023	(805,095)	600	41,160	13,797,053	—	—
AXA/AB Small Cap Growth Portfolio	1,006,002	23,304,777	411,922	(3,516,553)	297,231	3,327,922	23,825,299	—	239,659
AXA/Janus Enterprise Portfolio*	89,576	1,704,588	21,849	(89,455)	(494)	237,460	1,873,948	—	10,736
AXA/Loomis Sayles Growth Portfolio	1,920,863	18,084,501	349,208	(2,108,733)	521,246	1,221,722	18,067,944	—	221,400
EQ/BlackRock Basic Value Equity Portfolio	557,393	15,605,869	105,579	(1,949,823)	630,588	339,071	14,731,284	—	—
EQ/Emerging Markets Equity PLUS Portfolio	893,148	9,176,828	1,123,058	(1,136,730)	65,389	(758,081)	8,470,464	5,068	51,307
EQ/Global Bond PLUS Portfolio	2,293,557	21,670,927	1,271,419	(1,847,098)	3,853	(656,398)	20,442,703	10,271	—
EQ/Intermediate Government Bond Portfolio	573,125	5,620,287	744,454	(532,820)	(1,757)	(42,518)	5,787,646	—	—
EQ/International Equity Index Portfolio	1,119,440	10,807,228	1,088,624	(670,913)	7,370	(249,487)	10,982,822	5,271	—
EQ/Invesco Comstock Portfolio	766,827	15,506,087	105,580	(1,474,823)	280,044	456,707	14,873,595	—	—
EQ/JPMorgan Value Opportunities Portfolio	715,766	14,515,798	397,983	(894,550)	13,262	(122,926)	13,909,567	—	286,847
EQ/MFS International Growth Portfolio	2,885,576	25,292,480	520,911	(1,826,008)	153,701	290,181	24,431,265	—	337,535
EQ/PIMCO Global Real Return Portfolio	1,373,389	13,669,747	1,205,580	(1,299,823)	(2,637)	(128,395)	13,444,472	—	—
EQ/PIMCO Ultra Short Bond Portfolio	668,080	6,232,974	1,050,012	(652,548)	627	111,694	6,742,759	—	—
EQ/T. Rowe Price Growth Stock Portfolio*	338,412	18,374,246	352,873	(2,628,733)	673,061	1,675,579	18,447,026	—	225,066
Invesco DB Silver Fund*(a)	130,180	3,388,586	—	—	—	(500,790)	2,887,796	—	—
Multimanager Core Bond Portfolio	713,852	6,816,736	1,000,903	(772,548)	(4,930)	(244,641)	6,795,520	150,890	—

Total		308,195,216	13,066,694	(29,596,007)	2,667,852	7,187,833	301,521,588	182,456	1,556,501

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

ALL ASSET GROWTH-ALT 20 PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

(a)	Formerly known as PowerShares DB Silver Fund.

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2018:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds
Exchange Traded Funds	$39,109,046	$—	$—	$39,109,046
Investment Companies
Investment Companies	—	298,633,792	—	298,633,792
Short-Term Investments
Repurchase Agreements	—	1,929,241	—	1,929,241

Total Assets	$39,109,046	$300,563,033	$—	$339,672,079

Total Liabilities	$—	$—	$—	$—

Total	$39,109,046	$300,563,033	$—	$339,672,079

There were no transfers between Levels 1, 2 or 3 during the nine months ended September 30, 2018.

As of September 30, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$68,667,259
Aggregate gross unrealized depreciation	(4,177,652)

Net unrealized appreciation	$64,489,607

Federal income tax cost of investments in securities and derivative instruments, if applicable	$275,182,472

See Notes to Portfolio of Investments.

4

EQ ADVISORS TRUST

AXA ULTRA CONSERVATIVE STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
Fixed Income (88.8%)
EQ/Intermediate Government Bond Portfolio‡	20,630,120	$208,331,051

Equity (10.5%)
AXA 2000 Managed Volatility Portfolio‡	251,462	6,006,556
AXA 400 Managed Volatility Portfolio‡	54,771	1,320,566
AXA 500 Managed Volatility Portfolio‡	528,597	13,804,555
AXA International Managed Volatility Portfolio‡	257,523	3,504,595

Total Equity		24,636,272

Total Investments in Securities (99.3%) (Cost $231,973,525)		232,967,323
Other Assets Less Liabilities (0.7%)		1,660,004

Net Assets (100%)		$234,627,327

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

AXA ULTRA CONSERVATIVE STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

Investments in companies which were affiliates for nine months ended September 30, 2018, were as follows:

Security Description	Shares at September 30, 2018	Market Value December 31, 2017 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value September 30, 2018 ($)	Dividend/Interest Income ($)	Capital Gain Distributions ($)
AXA 2000 Managed Volatility Portfolio	251,462	3,775,972	2,930,499	(1,346,180)	52,724	593,541	6,006,556	—	14,296
AXA 400 Managed Volatility Portfolio	54,771	759,844	845,984	(376,051)	11,952	78,837	1,320,566	—	12,783
AXA 500 Managed Volatility Portfolio	528,597	7,952,744	10,538,840	(5,950,643)	617,754	645,860	13,804,555	—	123,835
AXA International Managed Volatility Portfolio	257,523	2,201,396	2,511,146	(1,168,154)	67,278	(107,071)	3,504,595	1,275	10,271
EQ/Intermediate Government Bond Portfolio	20,630,120	121,487,798	151,696,096	(64,089,260)	(365,900)	(397,683)	208,331,051	—	—

Total		136,177,754	168,522,565	(72,930,288)	383,808	813,484	232,967,323	1,275	161,185

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

AXA ULTRA CONSERVATIVE STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2018:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$232,967,323	$—	$232,967,323

Total Assets	$—	$232,967,323	$—	$232,967,323

Total Liabilities	$—	$—	$—	$—

Total	$—	$232,967,323	$—	$232,967,323

There were no transfers between Levels 1, 2 or 3 during the nine months ended September 30, 2018.

As of September 30, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$5,398,283
Aggregate gross unrealized depreciation	(4,454,806)

Net unrealized appreciation	$943,477

Federal income tax cost of investments in securities and derivative instruments, if applicable	$232,023,846

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

AXA CONSERVATIVE STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
Fixed Income (79.5%)
AXA/AB Short Duration Government Bond Portfolio‡	7,629,395	$75,926,845
EQ/Core Bond Index Portfolio‡	25,090,191	244,132,831
EQ/Intermediate Government Bond Portfolio‡	26,377,498	266,370,335

Total Fixed Income		586,430,011

Equity (20.6%)
AXA 2000 Managed Volatility Portfolio‡	1,565,002	37,382,420
AXA 400 Managed Volatility Portfolio‡	130,085	3,136,414
AXA 500 Managed Volatility Portfolio‡	3,476,242	90,783,725
AXA International Managed Volatility Portfolio‡	1,588,515	21,617,913

Total Equity		152,920,472

Total Investments in Securities (100.1%) (Cost $688,920,904)		739,350,483
Other Assets Less Liabilities (-0.1%)		(1,010,782)

Net Assets (100%)		$738,339,701

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

AXA CONSERVATIVE STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

Investments in companies which were affiliates for nine months ended September 30, 2018, were as follows:

Security Description	Shares at September 30, 2018	Market Value December 31, 2017 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value September 30, 2018 ($)	Dividend/Interest Income ($)	Capital Gain Distributions ($)
AXA 2000 Managed Volatility Portfolio	1,565,002	37,173,482	1,031,706	(4,704,193)	609,542	3,271,883	37,382,420	—	90,723
AXA 400 Managed Volatility Portfolio	130,085	3,585,088	219,519	(860,839)	180,572	12,074	3,136,414	—	31,323
AXA 500 Managed Volatility Portfolio	3,476,242	103,731,621	3,975,268	(24,713,977)	7,377,055	413,758	90,783,725	—	838,666
AXA International Managed Volatility Portfolio	1,588,515	26,359,428	826,033	(5,143,354)	419,005	(843,199)	21,617,913	8,088	65,163
AXA/AB Short Duration Government Bond Portfolio	7,629,395	86,109,535	3,787,530	(14,595,095)	(43,349)	668,224	75,926,845	—	—
EQ/Core Bond Index Portfolio	25,090,191	265,908,944	14,003,308	(32,974,103)	(9,809)	(2,795,509)	244,132,831	—	—
EQ/Intermediate Government Bond Portfolio	26,377,498	291,403,489	16,083,413	(38,920,252)	(53,102)	(2,143,213)	266,370,335	—	—

Total		814,271,587	39,926,777	(121,911,813)	8,479,914	(1,415,982)	739,350,483	8,088	1,025,875

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

AXA CONSERVATIVE STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2018:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$739,350,483	$—	$739,350,483

Total Assets	$—	$739,350,483	$—	$739,350,483

Total Liabilities	$—	$—	$—	$—

Total	$—	$739,350,483	$—	$739,350,483

There were no transfers between Levels 1, 2 or 3 during the nine months ended September 30, 2018.

As of September 30, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$66,016,089
Aggregate gross unrealized depreciation	(15,627,391)

Net unrealized appreciation	$50,388,698

Federal income tax cost of investments in securities and derivative instruments, if applicable	$688,961,785

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

AXA CONSERVATIVE GROWTH STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
Fixed Income (59.2%)
AXA/AB Short Duration Government Bond Portfolio‡	9,713,572	$96,668,330
EQ/Core Bond Index Portfolio‡	40,542,875	394,490,696
EQ/Intermediate Government Bond Portfolio‡	43,015,486	434,387,275

Total Fixed Income		925,546,301

Equity (40.9%)
AXA 2000 Managed Volatility Portfolio‡	6,063,026	144,824,457
AXA 400 Managed Volatility Portfolio‡	440,626	10,623,705
AXA 500 Managed Volatility Portfolio‡	14,972,980	391,026,533
AXA International Managed Volatility Portfolio‡	6,910,122	94,039,019

Total Equity		640,513,714

Total Investments in Securities (100.1%) (Cost $1,334,362,306)		1,566,060,015
Other Assets Less Liabilities (-0.1%)		(1,086,574)

Net Assets (100%)		$1,564,973,441

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

AXA CONSERVATIVE GROWTH STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

Investments in companies which were affiliates for nine months ended September 30, 2018, were as follows:

Security Description	Shares at September 30, 2018	Market Value December 31, 2017 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value September 30, 2018 ($)	Dividend/Interest Income ($)	Capital Gain Distributions ($)
AXA 2000 Managed Volatility Portfolio	6,063,026	140,560,312	1,599,071	(12,228,266)	1,159,039	13,734,301	144,824,457	—	349,961
AXA 400 Managed Volatility Portfolio	440,626	10,818,236	266,114	(1,071,389)	45,884	564,860	10,623,705	—	104,938
AXA 500 Managed Volatility Portfolio	14,972,980	407,321,001	13,259,892	(62,127,575)	11,808,190	20,765,025	391,026,533	—	3,590,215
AXA International Managed Volatility Portfolio	6,910,122	103,498,775	3,424,035	(11,071,182)	433,849	(2,246,458)	94,039,019	34,966	281,724
AXA/AB Short Duration Government Bond Portfolio	9,713,572	107,311,897	6,252,048	(17,656,738)	(41,027)	802,150	96,668,330	—	—
EQ/Core Bond Index Portfolio	40,542,875	396,533,629	24,266,739	(22,099,102)	164	(4,210,734)	394,490,696	—	—
EQ/Intermediate Government Bond Portfolio	43,015,486	437,181,846	26,511,441	(25,984,659)	1,573	(3,322,926)	434,387,275	—	—

Total		1,603,225,696	75,579,340	(152,238,911)	13,407,672	26,086,218	1,566,060,015	34,966	4,326,838

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

AXA CONSERVATIVE GROWTH STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2018:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$1,566,060,015	$—	$1,566,060,015

Total Assets	$—	$1,566,060,015	$—	$1,566,060,015

Total Liabilities	$—	$—	$—	$—

Total	$—	$1,566,060,015	$—	$1,566,060,015

There were no transfers between Levels 1, 2 or 3 during the nine months ended September 30, 2018.

As of September 30, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$253,230,959
Aggregate gross unrealized depreciation	(21,599,915)

Net unrealized appreciation	$231,631,044

Federal income tax cost of investments in securities and derivative instruments, if applicable	$1,334,428,971

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

AXA BALANCED STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
Fixed Income (49.0%)
AXA/AB Short Duration Government Bond Portfolio‡	19,786,348	$196,911,422
EQ/Core Bond Index Portfolio‡	78,215,026	761,048,641
EQ/Intermediate Government Bond Portfolio‡	82,512,673	833,245,376

Total Fixed Income		1,791,205,439

Equity (51.0%)
AXA 2000 Managed Volatility Portfolio‡	17,290,618	413,012,326
AXA 400 Managed Volatility Portfolio‡	1,331,395	32,100,528
AXA 500 Managed Volatility Portfolio‡	43,900,704	1,146,487,921
AXA International Managed Volatility Portfolio‡	20,121,461	273,830,564

Total Equity		1,865,431,339

Total Investments in Securities (100.0%) (Cost $3,001,150,977)		3,656,636,778
Other Assets Less Liabilities (0.0%)		(814,278)

Net Assets (100%)		$3,655,822,500

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

AXA BALANCED STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

Investments in companies which were affiliates for nine months ended September 30, 2018, were as follows:

Security Description	Shares at September 30, 2018	Market Value December 31, 2017 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value September 30, 2018 ($)	Dividend/Interest Income ($)	Capital Gain Distributions ($)
AXA 2000 Managed Volatility Portfolio	17,290,618	393,289,723	4,782,087	(27,347,264)	2,170,683	40,117,097	413,012,326	—	998,855
AXA 400 Managed Volatility Portfolio	1,331,395	32,112,918	546,096	(2,403,495)	102,643	1,742,366	32,100,528	—	317,477
AXA 500 Managed Volatility Portfolio	43,900,704	1,160,237,996	28,097,499	(136,068,084)	22,952,719	71,267,791	1,146,487,921	—	10,536,290
AXA International Managed Volatility Portfolio	20,121,461	295,124,346	8,186,290	(24,182,370)	520,766	(5,818,468)	273,830,564	101,922	821,204
AXA/AB Short Duration Government Bond Portfolio	19,786,348	202,268,127	8,054,612	(14,943,769)	(7,128)	1,539,580	196,911,422	—	—
EQ/Core Bond Index Portfolio	78,215,026	750,137,427	54,829,292	(35,952,431)	(2,960)	(7,962,687)	761,048,641	—	—
EQ/Intermediate Government Bond Portfolio	82,512,673	824,308,324	59,269,427	(44,082,218)	(3,205)	(6,246,952)	833,245,376	—	—

Total		3,657,478,861	163,765,303	(284,979,631)	25,733,518	94,638,727	3,656,636,778	101,922	12,673,826

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

AXA BALANCED STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2018:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$3,656,636,778	$—	$3,656,636,778

Total Assets	$—	$3,656,636,778	$—	$3,656,636,778

Total Liabilities	$—	$—	$—	$—

Total	$—	$3,656,636,778	$—	$3,656,636,778

There were no transfers between Levels 1, 2 or 3 during the nine months ended September 30, 2018.

As of September 30, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$695,905,272
Aggregate gross unrealized depreciation	(40,555,874)

Net unrealized appreciation	$655,349,398

Federal income tax cost of investments in securities and derivative instruments, if applicable	$3,001,287,380

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

AXA MODERATE GROWTH STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
Fixed Income (38.8%)
AXA/AB Short Duration Government Bond Portfolio‡	31,450,266	$312,989,373
EQ/Core Bond Index Portfolio‡	129,665,199	1,261,669,642
EQ/Intermediate Government Bond Portfolio‡	134,600,718	1,359,250,911

Total Fixed Income		2,933,909,926

Equity (61.2%)
AXA 2000 Managed Volatility Portfolio‡	42,367,138	1,012,002,602
AXA 400 Managed Volatility Portfolio‡	3,357,132	80,941,971
AXA 500 Managed Volatility Portfolio‡	109,203,385	2,851,898,707
AXA International Managed Volatility Portfolio‡	49,247,406	670,202,067

Total Equity		4,615,045,347

Total Investments in Securities (100.0%) (Cost $5,850,119,630)		7,548,955,273
Other Assets Less Liabilities (0.0%)		(2,912,590)

Net Assets (100%)		$7,546,042,683

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

AXA MODERATE GROWTH STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

Investments in companies which were affiliates for nine months ended September 30, 2018, were as follows:

Security Description	Shares at September 30, 2018	Market Value December 31, 2017 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value September 30, 2018 ($)	Dividend/Interest Income ($)	Capital Gain Distributions ($)
AXA 2000 Managed Volatility Portfolio	42,367,138	961,306,098	7,048,400	(59,382,276)	4,701,651	98,328,729	1,012,002,602	—	2,446,634
AXA 400 Managed Volatility Portfolio	3,357,132	81,735,013	940,642	(6,427,525)	319,851	4,373,990	80,941,971	—	799,991
AXA 500 Managed Volatility Portfolio	109,203,385	2,866,980,975	50,737,019	(299,526,036)	52,934,588	180,772,161	2,851,898,707	—	26,197,298
AXA International Managed Volatility Portfolio	49,247,406	725,716,254	13,649,085	(55,840,989)	960,072	(14,282,355)	670,202,067	249,337	2,008,957
AXA/AB Short Duration Government Bond Portfolio	31,450,266	315,188,637	21,532,930	(26,123,861)	(15,122)	2,406,789	312,989,373	—	—
EQ/Core Bond Index Portfolio	129,665,199	1,242,360,961	96,106,511	(63,575,246)	(4,629)	(13,217,955)	1,261,669,642	—	—
EQ/Intermediate Government Bond Portfolio	134,600,718	1,342,678,737	104,464,372	(77,692,375)	(9,309)	(10,190,514)	1,359,250,911	—	—

Total		7,535,966,675	294,478,959	(588,568,308)	58,887,102	248,190,845	7,548,955,273	249,337	31,452,880

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

AXA MODERATE GROWTH STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2018:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$7,548,955,273	$—	$7,548,955,273

Total Assets	$—	$7,548,955,273	$—	$7,548,955,273

Total Liabilities	$—	$—	$—	$—

Total	$—	$7,548,955,273	$—	$7,548,955,273

There were no transfers between Levels 1, 2 or 3 during the nine months ended September 30, 2018.

As of September 30, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,761,258,585
Aggregate gross unrealized depreciation	(62,639,317)

Net unrealized appreciation	$1,698,619,268

Federal income tax cost of investments in securities and derivative instruments, if applicable	$5,850,336,005

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

AXA GROWTH STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
Fixed Income (28.7%)
AXA/AB Short Duration Government Bond Portfolio‡	17,464,909	$173,808,736
EQ/Core Bond Index Portfolio‡	68,759,763	669,046,947
EQ/Intermediate Government Bond Portfolio‡	72,010,490	727,190,209

Total Fixed Income		1,570,045,892

Equity (71.3%)
AXA 2000 Managed Volatility Portfolio‡	34,903,914	833,732,299
AXA 400 Managed Volatility Portfolio‡	3,079,034	74,236,919
AXA 500 Managed Volatility Portfolio‡	92,681,839	2,420,430,618
AXA International Managed Volatility Portfolio‡	41,411,264	563,560,948

Total Equity		3,891,960,784

Total Investments in Securities (100.0%) (Cost $4,297,603,260)		5,462,006,676
Other Assets Less Liabilities (0.0%)		(915,226)

Net Assets (100%)		$5,461,091,450

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

AXA GROWTH STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

Investments in companies which were affiliates for nine months ended September 30, 2018, were as follows:

Security Description	Shares at September 30, 2018	Market Value December 31, 2017 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value September 30, 2018 ($)	Dividend/Interest Income ($)	Capital Gain Distributions ($)
AXA 2000 Managed Volatility Portfolio	34,903,914	753,294,379	17,281,467	(19,212,416)	664,061	81,704,808	833,732,299	—	2,011,153
AXA 400 Managed Volatility Portfolio	3,079,034	71,042,605	2,076,496	(3,070,671)	124,120	4,064,369	74,236,919	—	731,184
AXA 500 Managed Volatility Portfolio	92,681,839	2,314,316,389	59,302,463	(146,619,731)	10,835,715	182,595,782	2,420,430,618	—	22,177,458
AXA International Managed Volatility Portfolio	41,411,264	583,851,094	16,650,037	(25,629,933)	95,835	(11,406,085)	563,560,948	209,092	1,684,694
AXA/AB Short Duration Government Bond Portfolio	17,464,909	167,112,457	11,843,750	(6,459,060)	(663)	1,312,252	173,808,736	—	—
EQ/Core Bond Index Portfolio	68,759,763	628,783,240	63,848,440	(16,882,886)	(2,027)	(6,699,820)	669,046,947	—	—
EQ/Intermediate Government Bond Portfolio	72,010,490	683,016,605	70,185,938	(20,806,510)	(6,150)	(5,199,674)	727,190,209	—	—

Total		5,201,416,769	241,188,591	(238,681,207)	11,710,891	246,371,632	5,462,006,676	209,092	26,604,489

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

AXA GROWTH STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2018:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$5,462,006,676	$—	$5,462,006,676

Total Assets	$—	$5,462,006,676	$—	$5,462,006,676

Total Liabilities	$—	$—	$—	$—

Total	$—	$5,462,006,676	$—	$5,462,006,676

There were no transfers between Levels 1, 2 or 3 during the nine months ended September 30, 2018.

As of September 30, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,197,308,293
Aggregate gross unrealized depreciation	(33,036,839)

Net unrealized appreciation	$1,164,271,454

Federal income tax cost of investments in securities and derivative instruments, if applicable	$4,297,735,222

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

AXA AGGRESSIVE STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
Fixed Income (18.6%)
AXA/AB Short Duration Government Bond Portfolio‡	8,718,859	$86,769,069
EQ/Core Bond Index Portfolio‡	32,033,102	311,688,820
EQ/Intermediate Government Bond Portfolio‡	33,841,348	341,743,220

Total Fixed Income		740,201,109

Equity (81.4%)
AXA 2000 Managed Volatility Portfolio‡	28,172,800	672,949,562
AXA 400 Managed Volatility Portfolio‡	2,539,145	61,219,930
AXA 500 Managed Volatility Portfolio‡	78,080,922	2,039,120,676
AXA International Managed Volatility Portfolio‡	33,893,790	461,256,540

Total Equity		3,234,546,708

Total Investments in Securities (100.0%) (Cost $3,277,776,707)		3,974,747,817
Other Assets Less Liabilities (0.0%)		400,309

Net Assets (100%)		$3,975,148,126

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

AXA AGGRESSIVE STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

Investments in companies which were affiliates for nine months ended September 30, 2018, were as follows:

Security Description	Shares at September 30, 2018	Market Value December 31, 2017 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value September 30, 2018 ($)	Dividend/Interest Income ($)	Capital Gain Distributions ($)
AXA 2000 Managed Volatility Portfolio	28,172,800	581,185,479	32,805,779	(5,410,708)	2,101	64,366,911	672,949,562	—	1,619,843
AXA 400 Managed Volatility Portfolio	2,539,145	54,835,717	4,561,308	(1,487,074)	921	3,309,058	61,219,930	—	601,188
AXA 500 Managed Volatility Portfolio	78,080,922	1,826,248,109	118,634,671	(63,648,621)	168,593	157,717,924	2,039,120,676	—	18,641,668
AXA International Managed Volatility Portfolio	33,893,790	456,298,040	26,296,911	(11,894,213)	12,686	(9,456,884)	461,256,540	170,712	1,375,457
AXA/AB Short Duration Government Bond Portfolio	8,718,859	77,809,907	9,435,193	(1,116,495)	1	640,463	86,769,069	—	—
EQ/Core Bond Index Portfolio	32,033,102	277,600,998	39,650,446	(2,576,528)	(425)	(2,985,671)	311,688,820	—	—
EQ/Intermediate Government Bond Portfolio	33,841,348	303,274,032	43,730,506	(2,920,065)	(466)	(2,340,787)	341,743,220	—	—

Total		3,577,252,282	275,114,814	(89,053,704)	183,411	211,251,014	3,974,747,817	170,712	22,238,156

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

AXA AGGRESSIVE STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2018:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$3,974,747,817	$—	$3,974,747,817

Total Assets	$—	$3,974,747,817	$—	$3,974,747,817

Total Liabilities	$—	$—	$—	$—

Total	$—	$3,974,747,817	$—	$3,974,747,817

There were no transfers between Levels 1, 2 or 3 during the nine months ended September 30, 2018.

As of September 30, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$707,331,857
Aggregate gross unrealized depreciation	(16,097,311)

Net unrealized appreciation	$691,234,546

Federal income tax cost of investments in securities and derivative instruments, if applicable	$3,283,513,271

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

AXA/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
Equity (100.1%)
AXA/Franklin Balanced Managed Volatility Portfolio‡	34,615,370	$403,125,327
AXA/Mutual Large Cap Equity Managed Volatility Portfolio‡	26,655,789	411,730,416
AXA/Templeton Global Equity Managed Volatility Portfolio‡	28,008,088	398,885,029

Total Investments in Securities (100.1%) (Cost $722,010,912)		1,213,740,772
Other Assets Less Liabilities (-0.1%)		(627,204)

Net Assets (100%)		$1,213,113,568

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

AXA/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

Investments in companies which were affiliates for nine months ended September 30, 2018, were as follows:

Security Description	Shares at September 30, 2018	Market Value December 31, 2017 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value September 30, 2018 ($)	Dividend/Interest Income ($)	Capital Gain Distributions ($)
AXA/Franklin Balanced Managed Volatility Portfolio	34,615,370	417,469,479	10,348,415	(36,343,097)	704,389	10,946,141	403,125,327	—	—
AXA/Mutual Large Cap Equity Managed Volatility Portfolio	26,655,789	420,657,817	5,144,668	(34,701,315)	4,372,736	16,256,510	411,730,416	16,893	4,779,360
AXA/Templeton Global Equity Managed Volatility Portfolio	28,008,088	434,823,978	3,182,487	(46,353,508)	10,654,095	(3,422,023)	398,885,029	198,630	2,635,338

Total		1,272,951,274	18,675,570	(117,397,920)	15,731,220	23,780,628	1,213,740,772	215,523	7,414,698

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

AXA/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2018:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$1,213,740,772	$—	$1,213,740,772

Total Assets	$—	$1,213,740,772	$—	$1,213,740,772

Total Liabilities	$—	$—	$—	$—

Total	$—	$1,213,740,772	$—	$1,213,740,772

There were no transfers between Levels 1, 2 or 3 during the nine months ended September 30, 2018.

As of September 30, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$492,075,841
Aggregate gross unrealized depreciation	—

Net unrealized appreciation	$492,075,841

Federal income tax cost of investments in securities and derivative instruments, if applicable	$721,664,931

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

1290 VT ENERGY PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
EXCHANGE TRADED FUNDS (ETF):
Equity (99.7%)
Energy Select Sector SPDR Fund	19,160	$1,451,178
Invesco Cleantech ETF	2,150	93,106
Invesco DWA Energy Momentum ETF	3,300	145,827
Invesco Dynamic Energy Exploration & Production ETF(x)	5,040	137,943
Invesco Dynamic Oil & Gas Services ETF(x)	16,350	165,135
Invesco Global Clean Energy ETF	6,190	73,909
Invesco S&P SmallCap Energy ETF	14,570	235,597
Invesco WilderHill Clean Energy ETF	4,392	108,921
Invesco WilderHill Progressive Energy ETF	2,570	67,205
iShares Global Clean Energy ETF(x)	17,770	152,822
iShares Global Energy ETF(x)	12,180	459,430
iShares North American Natural Resources ETF	8,280	296,838
iShares U.S. Energy ETF(x)	20,830	874,027
iShares U.S. Oil & Gas Exploration & Production ETF(x)	1,880	142,748
iShares U.S. Oil Equipment & Services ETF	4,390	156,767
SPDR S&P Oil & Gas Equipment & Services ETF	9,220	154,158
SPDR S&P Oil & Gas Exploration & Production ETF(x)	3,340	144,589
Vanguard Energy ETF(x)	8,760	920,764

Total Exchange Traded Funds (99.7%) (Cost $7,134,857)		5,780,964

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Repurchase Agreements (12.4%)
Bank of America NA, 2.27%, dated 9/28/18, due 10/1/18, repurchase price $50,009, collateralized by various U.S. Government Agency Securities, 3.000%, maturing 10/20/46; total market value $51,000.(xx)	$50,000	50,000
Citigroup Global Markets, Inc., 2.44%, dated 9/28/18, due 10/5/18, repurchase price $100,047, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 1.625%-2.250%, maturing 11/30/19-11/15/27; total market value $105,429.(xx)	100,000	100,000
Deutsche Bank Securities, Inc., 2.26%, dated 9/28/18, due 10/1/18, repurchase price $71,276, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 5/15/19-8/15/47; total market value $72,687.(xx)	71,262	71,262
Natwest Markets Securities, Inc., 2.19%, dated 9/28/18, due 10/5/18, repurchase price $500,213, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-3.375%, maturing 2/15/19-5/15/44; total market value $510,093.(xx)	500,000	500,000

Total Repurchase Agreements		721,262

Total Short-Term Investments (12.4%) (Cost $721,262)		721,262

Total Investments in Securities (112.1%) (Cost $7,856,119)		6,502,226
Other Assets Less Liabilities (-12.1%)		(702,948)

Net Assets (100%)		$5,799,278

(x)	All or a portion of security is on loan at September 30, 2018.

(xx)

At September 30, 2018, the Portfolio had loaned securities with a total value of $766,837. This was secured by cash collateral of $721,262 which was subsequently invested in joint repurchase agreements with a total value of $721,262, for which the Portfolio has a proportionate interest as reported in the Portfolio of Investments as Repurchase Agreements, and $63,645 collateralized by various U.S. Government Treasury Securities, ranging from 0.000% - 4.500%, maturing 10/31/18-11/15/47.

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

1290 VT ENERGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2018:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds
Exchange Traded Funds	$5,780,964	$—	$—	$5,780,964
Short-Term Investments
Repurchase Agreements	—	721,262	—	721,262

Total Assets	$5,780,964	$721,262	$—	$6,502,226

Total Liabilities	$—	$—	$—	$—

Total	$5,780,964	$721,262	$—	$6,502,226

There were no transfers between Levels 1, 2 or 3 during the nine months ended September 30, 2018.

As of September 30, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$26,323
Aggregate gross unrealized depreciation	(1,389,633)

Net unrealized depreciation	$(1,363,310)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$7,865,536

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

1290 VT LOW VOLATILITY GLOBAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
EXCHANGE TRADED FUNDS (ETF):
Equity (99.5%)
Invesco S&P 500 High Dividend Low Volatility UCITS ETF(x)	14,620	$605,414
Invesco S&P 500 Low Volatility ETF	12,230	605,629
Invesco S&P Emerging Markets Low Volatility ETF(x)	24,970	620,754
Invesco S&P International Developed Low Volatility ETF	40,890	1,328,107
Invesco S&P MidCap Low Volatility ETF(x)	14,050	681,987
Invesco S&P SmallCap Low Volatility ETF	6,290	310,978
iShares Edge MSCI Min Vol EAFE ETF	17,920	1,304,755
iShares Edge MSCI Min Vol Emerging Markets ETF	9,990	592,407
iShares Edge MSCI Min Vol Global ETF	33,370	2,932,222
iShares Edge MSCI Min Vol USA ETF(x)	10,690	609,758
SPDR SSGA US Large Cap Low Volatility Index ETF(x)	3,990	386,645
SPDR SSGA US Small Cap Low Volatility Index ETF	3,560	344,579

Total Exchange Traded Funds (99.5%) (Cost $8,612,390)		10,323,235

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Repurchase Agreements (5.9%)
Citigroup Global Markets, Inc., 2.44%, dated 9/28/18, due 10/5/18, repurchase price $45,021, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 1.625%-2.250%, maturing 11/30/19-11/15/27; total market value $47,443.(xx)	$45,000	45,000
Deutsche Bank Securities, Inc., 2.26%, dated 9/28/18, due 10/1/18, repurchase price $313,384, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 5/15/19-8/15/47; total market value $319,591.(xx)	313,325	313,325
Natwest Markets Securities, Inc., 2.19%, dated 9/28/18, due 10/5/18, repurchase price $250,106, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-3.375%, maturing 2/15/19-5/15/44; total market value $255,047.(xx)	250,000	250,000

Total Repurchase Agreements		608,325

Total Short-Term Investments (5.9%) (Cost $608,325)		608,325

Total Investments in Securities (105.4%) (Cost $9,220,715)		10,931,560
Other Assets Less Liabilities (-5.4%)		(561,887)

Net Assets (100%)		$10,369,673

(x)	All or a portion of security is on loan at September 30, 2018.

(xx)

At September 30, 2018, the Portfolio had loaned securities with a total value of $611,635. This was secured by cash collateral of $608,325 which was subsequently invested in joint repurchase agreements with a total value of $608,325, for which the Portfolio has a proportionate interest as reported in the Portfolio of Investments as Repurchase Agreements, and $13,597 collateralized by various U.S. Government Treasury Securities, ranging from 0.000% - 4.500%, maturing 10/31/18-11/15/47.

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

1290 VT LOW VOLATILITY GLOBAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2018:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds
Exchange Traded Funds	$10,323,235	$—	$—	$10,323,235
Short-Term Investments
Repurchase Agreements	—	608,325	—	608,325

Total Assets	$10,323,235	$608,325	$—	$10,931,560

Total Liabilities	$—	$—	$—	$—

Total	$10,323,235	$608,325	$—	$10,931,560

There were no transfers between Levels 1, 2 or 3 during the nine months ended September 30, 2018.

As of September 30, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,724,584
Aggregate gross unrealized depreciation	(15,952)

Net unrealized appreciation	$1,708,632

Federal income tax cost of investments in securities and derivative instruments, if applicable	$9,222,928

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

1290 VT MULTI-ALTERNATIVE STRATEGIES PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
EXCHANGE TRADED FUNDS (ETF):
Commodity (16.5%)
Invesco DB Base Metals Fund*	3,800	$63,156
Invesco DB Commodity Index Tracking Fund*	14,240	255,893
Invesco DB Gold Fund*	8,910	333,412
Invesco DB Silver Fund*	970	21,518
iShares Commodities Select Strategy ETF(x)	4,040	157,277

Total Commodity		831,256

Specialty (9.1%)
Invesco DB G10 Currency Harvest Fund*	18,990	456,660

Alternatives (45.1%)
IQ Merger Arbitrage ETF(x)*	14,670	466,065
JPMorgan Diversified Alternatives ETF	17,680	440,232
ProShares Hedge Replication ETF	10,050	456,672
ProShares RAFI Long/Short	12,120	435,472
WisdomTree Managed Futures Strategy Fund(x)*	11,420	465,501

Total Alternatives		2,263,942

Equity (10.2%)
iShares Core US REIT ETF(x)	4,790	231,740
iShares MSCI Global Agriculture Producers ETF	2,730	80,781
Vanguard Global ex-U.S. Real Estate ETF	3,610	202,774

Total Equity		515,295

Fixed Income (18.4%)
iShares TIPS Bond ETF	2,090	231,196
SPDR Bloomberg Barclays Convertible Securities ETF	8,740	471,435
Vanguard Short-Term Inflation-Protected Securities ETF	4,650	224,921

Total Fixed Income		927,552

Total Exchange Traded Funds (99.3%) (Cost $5,012,339)		4,994,705

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Repurchase Agreements (12.5%)
Deutsche Bank Securities, Inc., 2.26%, dated 9/28/18, due 10/1/18, repurchase price $53,485, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 5/15/19-8/15/47; total market value $54,544.(xx)	$53,475	53,475
Natwest Markets Securities, Inc., 2.14%, dated 9/25/18, due 10/2/18, repurchase price $325,077, collateralized by various U.S. Government Treasury Securities, ranging from 1.375%-2.125%, maturing 10/31/20-11/15/26; total market value $331,618.(xx)	325,000	325,000
Natwest Markets Securities, Inc., 2.19%, dated 9/28/18, due 10/5/18, repurchase price $250,106, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-3.375%, maturing 2/15/19-5/15/44; total market value $255,047.(xx)	250,000	250,000

Total Repurchase Agreements		628,475

Total Short-Term Investments (12.5%) (Cost $628,475)		628,475

Total Investments in Securities (111.8%) (Cost $5,640,814)		5,623,180
Other Assets Less Liabilities (-11.8%)		(591,636)

Net Assets (100%)		$5,031,544

*	Non-income producing.

(x)	All or a portion of security is on loan at September 30, 2018.

(xx)

At September 30, 2018, the Portfolio had loaned securities with a total value of $614,787. This was secured by cash collateral of $628,475 which was subsequently invested in joint repurchase agreements with a total value of $628,475, for which the Portfolio has a proportionate interest as reported in the Portfolio of Investments as Repurchase Agreements.

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

1290 VT MULTI-ALTERNATIVE STRATEGIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2018:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds
Exchange Traded Funds	$4,994,705	$—	$—	$4,994,705
Short-Term Investments
Repurchase Agreements	—	628,475	—	628,475

Total Assets	$4,994,705	$628,475	$—	$5,623,180

Total Liabilities	$—	$—	$—	$—

Total	$4,994,705	$628,475	$—	$5,623,180

There were no transfers between Levels 1, 2 or 3 during the nine months ended September 30, 2018.

As of September 30, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$90,471
Aggregate gross unrealized depreciation	(108,105)

Net unrealized depreciation	$(17,634)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$5,640,814

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

1290 VT CONVERTIBLE SECURITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
CONVERTIBLE PREFERRED STOCKS:
Consumer Staples (0.2%)
Food Products (0.2%)
Bunge Ltd.
4.875%	345	$37,432

Total Consumer Staples		37,432

Energy (0.8%)
Energy Equipment & Services (0.4%)
Nabors Industries Ltd.
6.000%	1,923	84,881

Oil, Gas & Consumable Fuels (0.4%)
Hess Corp.
8.000%	820	65,174
Kinder Morgan, Inc.
9.750%	985	32,751

		97,925

Total Energy		182,806

Financials (3.7%)
Banks (3.1%)
Bank of America Corp.
7.250%(x)	200	258,850
Wells Fargo & Co.
7.500%	350	451,809

		710,659

Capital Markets (0.2%)
AMG Capital Trust II
5.150%	360	20,662
Mandatory Exchangeable Trust
5.750%§	172	31,863

		52,525

Insurance (0.4%)
Assurant, Inc.
6.500%(x)	684	76,991

Total Financials		840,175

Health Care (1.8%)
Health Care Equipment & Supplies (1.8%)
Becton Dickinson and Co.
6.125%	6,316	412,814

Total Health Care		412,814

Industrials (1.0%)
Machinery (1.0%)
Fortive Corp.
5.000%	116	125,142
Rexnord Corp.
5.750%	750	48,750
Stanley Black & Decker, Inc.
5.375%(x)	435	47,680

Total Industrials		221,572

Information Technology (1.1%)
Electronic Equipment, Instruments & Components (1.1%)
Belden, Inc.
6.750%(x)	2,003	189,484
MTS Systems Corp.
8.750%	440	52,608

Total Information Technology		242,092

Materials (0.0%)
Chemicals (0.0%)
International Flavors & Fragrances, Inc.
6.000%(x)*	145	8,337

Total Materials		8,337

Real Estate (0.6%)
Equity Real Estate Investment Trusts (REITs) (0.6%)
Crown Castle International Corp. (REIT)
6.875%	100	108,600
Welltower, Inc. (REIT)
6.500%	583	35,283

Total Real Estate		143,883

Utilities (0.5%)
Electric Utilities (0.3%)
NextEra Energy, Inc.
6.123%	1,170	66,632

Multi-Utilities (0.2%)
Dominion Energy, Inc.
6.750%(x)	640	30,272
Sempra Energy
6.000%	160	16,134

		46,406

Total Utilities		113,038

Total Convertible Preferred Stocks (9.7%) (Cost $2,091,502)		2,202,149

EXCHANGE TRADED FUND (ETF):
Fixed Income (29.9%)
SPDR Bloomberg Barclays Convertible Securities ETF	126,220	6,808,307

Total Exchange Traded Fund (29.9%) (Cost $5,979,256)		6,808,307

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Convertible Bonds (57.3%)
Communication Services (4.2%)
Entertainment (1.0%)
Live Nation Entertainment, Inc.
2.500%, 5/15/19	$80,000	124,748
2.500%, 3/15/23§	19,000	20,529
Pandora Media, Inc.
1.750%, 12/1/23	74,000	85,515

		230,792

Interactive Media & Services (1.3%)
Momo, Inc.
1.250%, 7/1/25§	38,000	36,829
Twitter, Inc.
0.250%, 9/15/19	92,000	89,078
0.250%, 6/15/24§	107,000	93,703
Weibo Corp.
1.250%, 11/15/22§	52,000	49,901
Zillow Group, Inc.
1.500%, 7/1/23	21,000	19,341

		288,852

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

1290 VT CONVERTIBLE SECURITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

	Principal Amount	Value (Note 1)
Media (1.9%)
DISH Network Corp.
3.375%, 8/15/26	$282,000	$268,962
Liberty Interactive LLC
1.750%, 9/30/46§	95,000	106,523
Liberty Media Corp.
1.375%, 10/15/23	42,000	50,998

		426,483

Total Communication Services		946,127

Consumer Discretionary (4.7%)
Automobiles (0.5%)
Tesla, Inc.
2.375%, 3/15/22	120,000	122,412

Hotels, Restaurants & Leisure (0.7%)
Caesars Entertainment Corp.
5.000%, 10/1/24	99,000	161,230

Internet & Direct Marketing Retail (3.1%)
Altaba, Inc.
(Zero Coupon), 12/1/18	123,000	156,301
Booking Holdings, Inc.
0.350%, 6/15/20	180,000	273,168
Ctrip.com International Ltd.
1.250%, 9/15/22	24,000	23,474
IAC FinanceCo, Inc.
0.875%, 10/1/22§	73,000	108,498
Liberty Expedia Holdings, Inc.
1.000%, 6/30/47(x)§	55,000	55,242
MercadoLibre, Inc.
2.000%, 8/15/28§	77,000	75,728

		692,411

Specialty Retail (0.4%)
RH
(Zero Coupon), 7/15/20	39,000	48,103
(Zero Coupon), 6/15/23(b)§	39,000	36,792

		84,895

Total Consumer Discretionary		1,060,948

Energy (2.8%)
Energy Equipment & Services (1.4%)
Oil States International, Inc.
1.500%, 2/15/23§	42,000	44,414
SEACOR Holdings, Inc.
3.250%, 5/15/30	88,000	83,919
Transocean, Inc.
0.500%, 1/30/23	76,000	112,671
Weatherford International Ltd.
5.875%, 7/1/21	79,000	74,396

		315,400

Oil, Gas & Consumable Fuels (1.4%)
Cheniere Energy, Inc.
4.250%, 3/15/45	84,000	67,379
Chesapeake Energy Corp.
5.500%, 9/15/26(e)	79,000	78,032
Oasis Petroleum, Inc.
2.625%, 9/15/23	75,000	100,702
PDC Energy, Inc.
1.125%, 9/15/21	88,000	85,167

		331,280

Total Energy		646,680

Financials (1.5%)
Consumer Finance (0.9%)
Encore Capital Group, Inc.
3.000%, 7/1/20	100,000	100,200
3.250%, 3/15/22	17,000	16,908
EZCORP, Inc.
2.875%, 7/1/24	19,000	23,568
2.375%, 5/1/25§	19,000	17,466
PRA Group, Inc.
3.500%, 6/1/23	53,000	54,192

		212,334

Mortgage Real Estate Investment Trusts (REITs) (0.2%)
Western Asset Mortgage Capital Corp. (REIT)
6.750%, 10/1/22	32,000	32,299

Thrifts & Mortgage Finance (0.4%)
LendingTree, Inc.
0.625%, 6/1/22	78,000	98,897

Total Financials		343,530

Health Care (13.4%)
Biotechnology (6.3%)
Acorda Therapeutics, Inc.
1.750%, 6/15/21	45,000	37,980
Alder Biopharmaceuticals, Inc.
2.500%, 2/1/25	67,000	71,684
BioMarin Pharmaceutical, Inc.
1.500%, 10/15/20	170,000	203,932
Clovis Oncology, Inc.
2.500%, 9/15/21	83,000	77,499
Exact Sciences Corp.
1.000%, 1/15/25	162,000	200,171
Flexion Therapeutics, Inc.
3.375%, 5/1/24	79,000	79,769
Incyte Corp.
1.250%, 11/15/20	58,000	80,937
Insmed, Inc.
1.750%, 1/15/25	104,000	87,547
Ionis Pharmaceuticals, Inc.
1.000%, 11/15/21	95,000	99,750
Ligand Pharmaceuticals, Inc.
0.750%, 5/15/23§	117,000	142,420
Neurocrine Biosciences, Inc.
2.250%, 5/15/24	36,000	61,365
Radius Health, Inc.
3.000%, 9/1/24	50,000	38,198
Retrophin, Inc.
2.500%, 9/15/25	17,000	17,415
Sarepta Therapeutics, Inc.
1.500%, 11/15/24§	88,000	202,840
TESARO, Inc.
3.000%, 10/1/21	28,000	37,247

		1,438,754

Health Care Equipment & Supplies (2.0%)
DexCom, Inc.
0.750%, 5/15/22	51,000	78,221
Insulet Corp.
1.375%, 11/15/24(b)§	58,000	73,327
Nevro Corp.
1.750%, 6/1/21	110,000	109,443
NuVasive, Inc.
2.250%, 3/15/21	75,000	94,922
Wright Medical Group NV
2.250%, 11/15/21	34,000	49,114
Wright Medical Group, Inc.
2.000%, 2/15/20	43,000	47,080

		452,107

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

1290 VT CONVERTIBLE SECURITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

	Principal Amount	Value (Note 1)
Health Care Providers & Services (1.4%)
Anthem, Inc.
2.750%, 10/15/42	$33,000	$124,555
Molina Healthcare, Inc.
1.125%, 1/15/20	52,000	189,590

		314,145

Health Care Technology (1.1%)
Allscripts Healthcare Solutions, Inc.
1.250%, 7/1/20	56,000	58,871
Evolent Health, Inc.
2.000%, 12/1/21	56,000	75,226
Teladoc Health, Inc.
3.000%, 12/15/22	50,000	102,109
Vocera Communications, Inc.
1.500%, 5/15/23§	22,000	27,671

		263,877

Life Sciences Tools & Services (0.3%)
Illumina, Inc.
0.500%, 6/15/21	48,000	72,365

Pharmaceuticals (2.3%)
Assertio Therapeutics, Inc.
2.500%, 9/1/21	53,000	41,817
Dermira, Inc.
3.000%, 5/15/22	116,000	96,262
Horizon Pharma Investment Ltd.
2.500%, 3/15/22	86,000	86,507
Jazz Investments I Ltd.
1.875%, 8/15/21	65,000	69,548
1.500%, 8/15/24	32,000	32,502
Medicines Co. (The)
2.500%, 1/15/22	76,000	81,669
Pacira Pharmaceuticals, Inc.
2.375%, 4/1/22	56,000	59,220
Paratek Pharmaceuticals, Inc.
4.750%, 5/1/24§	56,000	52,850

		520,375

Total Health Care		3,061,623

Industrials (4.1%)
Air Freight & Logistics (0.5%)
Atlas Air Worldwide Holdings, Inc.
1.875%, 6/1/24	58,000	70,008
Echo Global Logistics, Inc.
2.500%, 5/1/20	53,000	56,051

		126,059

Building Products (0.5%)
Patrick Industries, Inc.
1.000%, 2/1/23§	110,000	103,684

Commercial Services & Supplies (0.0%)
Team, Inc.
5.000%, 8/1/23	6,000	7,560

Construction & Engineering (0.9%)
Dycom Industries, Inc.
0.750%, 9/15/21	112,000	124,218
Tutor Perini Corp.
2.875%, 6/15/21	79,000	80,580

		204,798

Machinery (1.3%)
Chart Industries, Inc.
1.000%, 11/15/24§	85,000	121,023
Greenbrier Cos., Inc. (The)
2.875%, 2/1/24	119,000	140,722
Meritor, Inc.
3.250%, 10/15/37	32,000	30,539

		292,284

Professional Services (0.3%)
Huron Consulting Group, Inc.
1.250%, 10/1/19	73,000	70,883

Transportation Infrastructure (0.6%)
Macquarie Infrastructure Corp.
2.875%, 7/15/19	40,000	39,591
2.000%, 10/1/23	100,000	89,868

		129,459

Total Industrials		934,727

Information Technology (24.2%)
Communications Equipment (2.4%)
Finisar Corp.
0.500%, 12/15/36	47,000	43,054
Infinera Corp.
2.125%, 9/1/24	39,000	39,367
Lumentum Holdings, Inc.
0.250%, 3/15/24	210,000	251,376
Palo Alto Networks, Inc.
(Zero Coupon), 7/1/19	86,000	175,004
0.750%, 7/1/23§	46,000	48,079

		556,880

Electronic Equipment, Instruments & Components (0.7%)
TTM Technologies, Inc.
1.750%, 12/15/20	63,000	106,174
Vishay Intertechnology, Inc.
2.250%, 11/15/40	30,000	48,555

		154,729

IT Services (1.8%)
Akamai Technologies, Inc.
0.125%, 5/1/25§	37,000	36,387
Cardtronics, Inc.
1.000%, 12/1/20	17,000	16,364
GDS Holdings Ltd.
2.000%, 6/1/25§	77,000	70,559
Okta, Inc.
0.250%, 2/15/23§	87,000	134,433
Square, Inc.
0.500%, 5/15/23(b)§	39,000	55,244
Twilio, Inc.
0.250%, 6/1/23§	50,000	67,343
Wix.com Ltd.
(Zero Coupon), 7/1/23§	30,000	31,868

		412,198

Semiconductors & Semiconductor Equipment (11.7%)
Advanced Micro Devices, Inc.
2.125%, 9/1/26	48,000	186,398
Cypress Semiconductor Corp.
4.500%, 1/15/22	66,000	82,941
Inphi Corp.
1.125%, 12/1/20	51,000	58,763
0.750%, 9/1/21	8,000	7,881
Integrated Device Technology, Inc.
0.875%, 11/15/22	67,000	100,687
Intel Corp.
3.250%, 8/1/39	147,000	337,365
Microchip Technology, Inc.
1.625%, 2/15/25	145,000	219,458
1.625%, 2/15/27	287,000	305,504
Micron Technology, Inc.
Series F
2.125%, 2/15/33	54,000	222,592
Series G
3.000%, 11/15/43	127,000	196,814
Novellus Systems, Inc.
2.625%, 5/15/41	46,000	210,736

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

1290 VT CONVERTIBLE SECURITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

	Principal Amount	Value (Note 1)
NVIDIA Corp.
1.000%, 12/1/18	$6,000	$83,621
NXP Semiconductors NV
1.000%, 12/1/19	278,000	289,462
ON Semiconductor Corp.
1.000%, 12/1/20	95,000	110,207
Rambus, Inc.
1.375%, 2/1/23§	53,000	47,603
SunPower Corp.
4.000%, 1/15/23	16,000	13,387
Synaptics, Inc.
0.500%, 6/15/22	73,000	69,644
Teradyne, Inc.
1.250%, 12/15/23	74,000	96,122
Veeco Instruments, Inc.
2.700%, 1/15/23	41,000	34,720

		2,673,905

Software (7.0%)
Citrix Systems, Inc.
0.500%, 4/15/19	90,000	138,230
Coupa Software, Inc.
0.375%, 1/15/23(x)§	28,000	51,088
DocuSign, Inc.
0.500%, 9/15/23(b)§	43,000	42,721
FireEye, Inc.
0.875%, 6/1/24§	76,000	75,421
Series A
1.000%, 6/1/35(x)	52,000	49,530
Guidewire Software, Inc.
1.250%, 3/15/25	55,000	58,773
HubSpot, Inc.
0.250%, 6/1/22	34,000	55,881
Nuance Communications, Inc.
1.000%, 12/15/35	97,000	91,268
Nutanix, Inc.
(Zero Coupon), 1/15/23§	110,000	121,724
PROS Holdings, Inc.
2.000%, 12/1/19	43,000	49,341
Q2 Holdings, Inc.
0.750%, 2/15/23§	43,000	50,711
RealPage, Inc.
1.500%, 11/15/22	53,000	86,590
Red Hat, Inc.
0.250%, 10/1/19	66,000	121,925
RingCentral, Inc.
(Zero Coupon), 3/15/23§	47,000	58,934
Rovi Corp.
0.500%, 3/1/20	40,000	38,009
ServiceNow, Inc.
(Zero Coupon), 11/1/18	24,000	63,358
(Zero Coupon), 6/1/22	66,000	98,396
Splunk, Inc.
0.500%, 9/15/23(b)§	39,000	40,257
1.125%, 9/15/25(b)§	39,000	40,165
Synchronoss Technologies, Inc.
0.750%, 8/15/19	33,000	31,450
Verint Systems, Inc.
1.500%, 6/1/21	81,000	83,424
Workday, Inc.
0.250%, 10/1/22§	70,000	80,967
Zendesk, Inc.
0.250%, 3/15/23§	54,000	67,887

		1,596,050

Technology Hardware, Storage & Peripherals (0.6%)
Pure Storage, Inc.
0.125%, 4/15/23§	61,000	70,507
Western Digital Corp.
1.500%, 2/1/24§	62,000	57,373

		127,880

Total Information Technology		5,521,642

Materials (1.8%)
Chemicals (0.4%)
RPM International, Inc.
2.250%, 12/15/20	61,000	75,103

Construction Materials (0.9%)
Cemex SAB de CV
3.720%, 3/15/20	205,000	206,518

Metals & Mining (0.5%)
Allegheny Technologies, Inc.
4.750%, 7/1/22	26,000	56,227
Cleveland-Cliffs, Inc.
1.500%, 1/15/25	36,000	59,070

		115,297

Total Materials		396,918

Real Estate (0.6%)
Equity Real Estate Investment Trusts (REITs) (0.4%)
Colony Capital, Inc. (REIT)
5.000%, 4/15/23	55,000	51,287
IH Merger Sub LLC (REIT)
3.500%, 1/15/22	32,000	35,171

		86,458

Real Estate Management & Development (0.2%)
Redfin Corp.
1.750%, 7/15/23	62,000	56,119

Total Real Estate		142,577

Total Convertible Bonds		13,054,772

Total Long-Term Debt Securities (57.3%) (Cost $11,688,304)		13,054,772

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Company (1.2%)
JPMorgan Prime Money Market Fund, IM Shares	285,574	285,660

	Principal Amount	Value (Note 1)
Repurchase Agreements (1.9%)
Deutsche Bank Securities, Inc., 2.26%, dated 9/28/18, due 10/1/18, repurchase price $224,996, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 5/15/19-8/15/47; total market value $229,453.(xx)	$224,954	224,954
Natwest Markets Securities, Inc., 2.19%, dated 9/28/18, due 10/5/18, repurchase price $100,043, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-3.375%, maturing 2/15/19-5/15/44; total market value $102,019.(xx)	100,000	100,000

See Notes to Portfolio of Investments.

4

EQ ADVISORS TRUST

1290 VT CONVERTIBLE SECURITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

	Principal Amount	Value (Note 1)
NBC Global Finance Ltd., 2.34%, dated 9/28/18, due 10/1/18, repurchase price $100,020, collateralized by various Common Stocks; total market value $111,266.(xx)	$100,000	$100,000

Total Repurchase Agreements		424,954

Total Short-Term Investments (3.1%) (Cost $710,532)		710,614

Total Investments in Securities (100.0%) (Cost $20,469,594)		22,775,842
Other Assets Less Liabilities (0.0%)		10,520

Net Assets (100%)		$22,786,362

*	Non-income producing.

§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At September 30, 2018, the market value of these securities amounted to $2,650,574 or 11.6% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(b)	Rule 144A Illiquid Security. At September 30, 2018, the market value of these securities amounted to $288,506 or 1.3% of net assets.

(e)	Step Bond - Coupon rate increases or decreases in increments to maturity. Rate disclosed is as of September 30, 2018. Maturity date disclosed is the ultimate maturity date.

(x)	All or a portion of security is on loan at September 30, 2018.

(xx)

At September 30, 2018, the Portfolio had loaned securities with a total value of $415,386. This was secured by cash collateral of $424,954 which was subsequently invested in joint repurchase agreements with a total value of $424,954, for which the Portfolio has a proportionate interest as reported in the Portfolio of Investments as Repurchase Agreements.

See Notes to Portfolio of Investments.

5

EQ ADVISORS TRUST

1290 VT CONVERTIBLE SECURITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2018:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Convertible Bonds
Communication Services	$—	$946,127	$—	$946,127
Consumer Discretionary	—	1,060,948	—	1,060,948
Energy	—	646,680	—	646,680
Financials	—	343,530	—	343,530
Health Care	—	3,061,623	—	3,061,623
Industrials	—	934,727	—	934,727
Information Technology	—	5,521,642	—	5,521,642
Materials	—	396,918	—	396,918
Real Estate	—	142,577	—	142,577
Convertible Preferred Stocks
Consumer Staples	37,432	—	—	37,432
Energy	182,806	—	—	182,806
Financials	787,650	52,525	—	840,175
Health Care	412,814	—	—	412,814
Industrials	221,572	—	—	221,572
Information Technology	189,484	52,608	—	242,092
Materials	8,337	—	—	8,337
Real Estate	143,883	—	—	143,883
Utilities	113,038	—	—	113,038
Exchange Traded Fund	6,808,307	—	—	6,808,307
Short-Term Investments
Investment Company	285,660	—	—	285,660
Repurchase Agreements	—	424,954	—	424,954

Total Assets	$9,190,983	$13,584,859	$—	$22,775,842

Total Liabilities	$—	$—	$—	$—

Total	$9,190,983	$13,584,859	$—	$22,775,842

There were no transfers between Levels 1, 2 or 3 during the nine months ended September 30, 2018.

As of September 30, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,746,020
Aggregate gross unrealized depreciation	(544,115)

Net unrealized appreciation	$2,201,905

Federal income tax cost of investments in securities and derivative instruments, if applicable	$20,573,937

See Notes to Portfolio of Investments.

6

EQ ADVISORS TRUST

1290 VT DOUBLELINE DYNAMIC ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2018 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed Securities (4.8%)
Ajax Mortgage Loan Trust,
Series 2018-C A
4.360%, 9/25/65(b)(l)§	$400,000	$400,000
Bayview Opportunity Master Fund IVa Trust,
Series 2018-RN1 A1
3.278%, 1/28/33(e)§	242,472	242,183
C-BASS TRUST,
Series 2007-CB1 AF6
3.633%, 1/25/37(e)	1,397,081	674,889
CSMC Trust,
Series 2018-RPL8 A1
4.125%, 7/25/58(b)§	300,000	298,892
Pretium Mortgage Credit Partners I LLC,
Series 2018-NPL3 A1
4.125%, 8/27/33(e)§	378,591	378,595
RASC Trust,
Series 2007-EMX1 A13
2.416%, 1/25/37(l)	928,935	837,876

Total Asset-Backed Securities		2,832,435

Collateralized Mortgage Obligations (9.4%)
FHLMC,
Series 358 300
3.000%, 10/15/47	439,089	420,814
Series 4484 CD
1.750%, 7/15/30	361,730	347,039
Series 4624 GA
2.500%, 4/15/40	409,992	392,542
Series 4749 LV
3.500%, 4/15/38	450,000	441,592
Series 4792 A
3.000%, 5/15/48	487,518	463,780
FNMA,
Series 2016-52 ZC
3.000%, 8/25/46	551,621	461,942
Series 2016-9 A
3.000%, 9/25/43	360,942	346,739
Series 2017-32 CA
3.000%, 10/25/42	858,757	837,260
Series 2017-51 EA
3.000%, 11/25/42	433,328	420,385
Series 2018-21
(Zero Coupon), 4/25/48 PO	482,642	368,654
Series 2018-36 A
3.000%, 6/25/48	289,902	279,114
JP Morgan Mortgage Trust,
Series 2018-7FRB A2
2.814%, 4/25/46(l)§	350,085	350,663
Residential Asset Securitization Trust,
Series 2006-A11 1A4
6.250%, 10/25/36	420,859	416,266

Total Collateralized Mortgage Obligations		5,546,790

Corporate Bonds (12.7%)
Communication Services (1.2%)
Diversified Telecommunication Services (0.6%)
AT&T, Inc.
5.250%, 3/1/37	150,000	149,478
CCO Holdings LLC
5.750%, 2/15/26§	35,000	35,088
5.000%, 2/1/28§	30,000	28,086
Level 3 Financing, Inc.
5.375%, 1/15/24	60,000	60,000
Sprint Capital Corp.
6.875%, 11/15/28	15,000	15,075
Telesat Canada
8.875%, 11/15/24§	55,000	58,781

		346,508

Interactive Media & Services (0.1%)
Match Group, Inc.
5.000%, 12/15/27§	60,000	59,550

Media (0.5%)
Cengage Learning, Inc.
9.500%, 6/15/24§	55,000	47,472
Charter Communications Operating LLC
4.908%, 7/23/25	100,000	101,460
CSC Holdings LLC
5.250%, 6/1/24	30,000	29,325
Interpublic Group of Cos., Inc. (The)
4.650%, 10/1/28	45,000	45,077
5.400%, 10/1/48	45,000	44,759

		268,093

Wireless Telecommunication Services (0.0%)
Sprint Corp.
7.125%, 6/15/24	30,000	31,125

Total Communication Services		705,276

Consumer Discretionary (1.4%)
Automobiles (0.2%)
Ford Motor Co.
7.450%, 7/16/31	85,000	94,538
General Motors Co.
(ICE LIBOR USD 3 Month + 0.80%), 3.143%, 8/7/20(k)	15,000	15,046

		109,584

Diversified Consumer Services (0.0%)
ServiceMaster Co. LLC (The)
5.125%, 11/15/24§	15,000	14,832

Hotels, Restaurants & Leisure (0.6%)
1011778 BC ULC
5.000%, 10/15/25§	60,000	57,225
Caesars Resort Collection LLC
5.250%, 10/15/25§	60,000	57,150
Delta Merger Sub, Inc.
6.000%, 9/15/26(b)§	15,000	15,188
Eldorado Resorts, Inc.
6.000%, 4/1/25	45,000	45,675
GLP Capital LP
5.750%, 6/1/28	25,000	25,910
5.300%, 1/15/29	20,000	20,058
Hilton Domestic Operating Co., Inc.
5.125%, 5/1/26§	45,000	44,775
Royal Caribbean Cruises Ltd.
3.700%, 3/15/28	50,000	46,341
Viking Cruises Ltd.
5.875%, 9/15/27§	60,000	58,500

		370,822

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

1290 VT DOUBLELINE DYNAMIC ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

	Principal Amount	Value (Note 1)
Household Durables (0.1%)
Tempur Sealy International, Inc.
5.500%, 6/15/26	$65,000	$62,400

Leisure Products (0.1%)
Hasbro, Inc.
3.500%, 9/15/27	50,000	46,248

Multiline Retail (0.3%)
Dollar Tree, Inc.
4.000%, 5/15/25	150,000	146,695

Specialty Retail (0.1%)
PetSmart, Inc.
7.125%, 3/15/23§	40,000	28,800
5.875%, 6/1/25§	25,000	20,460

		49,260

Total Consumer Discretionary		799,841

Consumer Staples (0.7%)
Beverages (0.1%)
Anheuser-Busch InBev Finance, Inc.
4.900%, 2/1/46	45,000	45,439

Food Products (0.3%)
JBS USA LUX SA
6.750%, 2/15/28§	45,000	44,600
Pilgrim’s Pride Corp.
5.750%, 3/15/25§	65,000	62,400
Smithfield Foods, Inc.
4.250%, 2/1/27§	100,000	93,687

		200,687

Household Products (0.1%)
Kronos Acquisition Holdings, Inc.
9.000%, 8/15/23§	60,000	56,550

Tobacco (0.2%)
BAT Capital Corp.
(ICE LIBOR USD 3 Month + 0.88%), 3.194%, 8/15/22(k)§	35,000	35,277
Reynolds American, Inc.
4.000%, 6/12/22	55,000	55,245

		90,522

Total Consumer Staples		393,198

Energy (1.7%)
Energy Equipment & Services (0.1%)
Nabors Industries, Inc.
5.750%, 2/1/25§	35,000	33,535
USA Compression Partners LP
6.875%, 4/1/26§	30,000	30,975

		64,510

Oil, Gas & Consumable Fuels (1.6%)
Andeavor
5.125%, 12/15/26	45,000	47,137
Apache Corp.
4.375%, 10/15/28	45,000	44,127
Canadian Natural Resources Ltd.
2.950%, 1/15/23	105,000	101,271
Cheniere Energy Partners LP
5.250%, 10/1/25	65,000	65,000
Energy Transfer Partners LP
4.750%, 1/15/26	100,000	100,547
EP Energy LLC
7.750%, 5/15/26§	30,000	30,714
EQT Midstream Partners LP
4.750%, 7/15/23	90,000	91,012
Extraction Oil & Gas, Inc.
5.625%, 2/1/26§	25,000	22,125
Gulfport Energy Corp.
6.375%, 5/15/25	60,000	59,100
Indigo Natural Resources LLC
6.875%, 2/15/26§	35,000	33,863
Kinder Morgan Energy Partners LP
6.950%, 1/15/38	120,000	145,032
Peabody Energy Corp.
6.000%, 3/31/22§	60,000	61,050
QEP Resources, Inc.
5.625%, 3/1/26	35,000	33,471
Sabine Pass Liquefaction LLC
5.000%, 3/15/27	100,000	102,511
Sunoco LP
5.500%, 2/15/26§	30,000	28,881

		965,841

Total Energy		1,030,351

Financials (2.4%)
Banks (0.6%)
Bank of Montreal
(USD Swap Semi 5 Year + 1.43%), 3.803%, 12/15/32(k)	40,000	37,300
Citigroup, Inc.
(ICE LIBOR USD 3 Month + 1.10%), 3.412%, 5/17/24(k)	100,000	100,100
Mitsubishi UFJ Financial Group, Inc.
(ICE LIBOR USD 3 Month + 0.74%), 3.061%, 3/2/23(k)	135,000	135,108
Santander Holdings USA, Inc.
3.400%, 1/18/23	95,000	91,537

		364,045

Capital Markets (0.2%)
Morgan Stanley
(ICE LIBOR USD 3 Month + 0.85%), 3.737%, 4/24/24(k)	90,000	89,270

Consumer Finance (0.8%)
Ally Financial, Inc.
4.125%, 3/30/20	90,000	90,450
Capital One Financial Corp.
(ICE LIBOR USD 3 Month + 0.72%), 3.059%, 1/30/23(k)	45,000	44,800
Discover Financial Services
4.100%, 2/9/27	100,000	95,563
General Motors Financial Co., Inc.
(ICE LIBOR USD 3 Month + 0.99%), 3.327%, 1/5/23(k)	75,000	75,045
3.950%, 4/13/24	10,000	9,719
Springleaf Finance Corp.
7.125%, 3/15/26	20,000	19,950
Synchrony Financial
3.950%, 12/1/27	125,000	113,248

		448,775

Diversified Financial Services (0.1%)
ASP AMC Merger Sub, Inc.
8.000%, 5/15/25§	30,000	22,800
Verscend Escrow Corp.
9.750%, 8/15/26§	50,000	51,625

		74,425

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

1290 VT DOUBLELINE DYNAMIC ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

	Principal Amount	Value (Note 1)
Insurance (0.7%)
Alliant Holdings Intermediate LLC
8.250%, 8/1/23§	$60,000	$62,328
Athene Global Funding
3.000%, 7/1/22§	95,000	92,053
Liberty Mutual Group, Inc.
6.500%, 5/1/42§	65,000	78,717
NFP Corp.
6.875%, 7/15/25§	60,000	60,000
Willis North America, Inc.
4.500%, 9/15/28	90,000	89,984

		383,082

Thrifts & Mortgage Finance (0.0%)
Nationstar Mortgage Holdings, Inc.
8.125%, 7/15/23§	25,000	26,152

Total Financials		1,385,749

Health Care (1.3%)
Biotechnology (0.1%)
AbbVie, Inc.
4.700%, 5/14/45	50,000	48,158

Health Care Equipment & Supplies (0.4%)
Avantor, Inc.
9.000%, 10/1/25§	60,000	62,025
Zimmer Biomet Holdings, Inc.
2.700%, 4/1/20	155,000	153,489

		215,514

Health Care Providers & Services (0.7%)
Centene Corp.
4.750%, 1/15/25	60,000	59,850
5.375%, 6/1/26§	5,000	5,112
CVS Health Corp.
5.050%, 3/25/48	50,000	51,224
Halfmoon Parent, Inc.
(ICE LIBOR USD 3 Month + 0.89%),
3.224%, 7/15/23(b)(k)§	135,000	135,006
HCA, Inc.
5.375%, 9/1/26	60,000	60,600
Universal Hospital Services, Inc.
7.625%, 8/15/20	65,000	65,000
WellCare Health Plans, Inc.
5.375%, 8/15/26§	40,000	40,652

		417,444

Pharmaceuticals (0.1%)
Teva Pharmaceutical Finance Netherlands III BV
2.800%, 7/21/23	100,000	88,733

Total Health Care		769,849

Industrials (1.6%)
Aerospace & Defense (0.2%)
Lockheed Martin Corp.
4.700%, 5/15/46	90,000	96,093
TransDigm, Inc.
6.375%, 6/15/26	60,000	60,642

		156,735

Airlines (0.1%)
Delta Air Lines, Inc.
3.625%, 3/15/22	100,000	98,880

Building Products (0.2%)
Builders FirstSource, Inc.
5.625%, 9/1/24§	60,000	57,750
Owens Corning
4.400%, 1/30/48	55,000	45,752

		103,502

Commercial Services & Supplies (0.3%)
Garda World Security Corp.
8.750%, 5/15/25§	60,000	58,500
Prime Security Services Borrower LLC
9.250%, 5/15/23§	44,000	47,058
Tervita Escrow Corp.
7.625%, 12/1/21§	60,000	61,950

		167,508

Industrial Conglomerates (0.1%)
Roper Technologies, Inc.
4.200%, 9/15/28	45,000	44,746

Machinery (0.1%)
BlueLine Rental Finance Corp.
9.250%, 3/15/24§	60,000	63,150

Road & Rail (0.4%)
Avolon Holdings Funding Ltd.
5.125%, 10/1/23(b)§	60,000	60,648
CSX Corp.
3.800%, 11/1/46	65,000	58,875
Penske Truck Leasing Co. LP
4.200%, 4/1/27§	100,000	98,298

		217,821

Trading Companies & Distributors (0.2%)
Air Lease Corp.
3.250%, 3/1/25	60,000	55,961
Beacon Roofing Supply, Inc.
4.875%, 11/1/25§	60,000	55,278

		111,239

Total Industrials		963,581

Information Technology (0.8%)
Communications Equipment (0.1%)
CommScope Technologies LLC
6.000%, 6/15/25§	55,000	56,650
Riverbed Technology, Inc.
8.875%, 3/1/23§	15,000	14,212

		70,862

Electronic Equipment, Instruments & Components (0.1%)
Arrow Electronics, Inc.
3.875%, 1/12/28	95,000	88,435

Semiconductors & Semiconductor Equipment (0.2%)
Microchip Technology, Inc.
4.333%, 6/1/23§	90,000	89,381

Software (0.4%)
CDK Global, Inc.
5.875%, 6/15/26	30,000	30,862
Genesys Telecommunications Laboratories, Inc.
10.000%, 11/30/24§	55,000	60,913
Informatica LLC
7.125%, 7/15/23§	55,000	56,306
Solera LLC
10.500%, 3/1/24§	15,000	16,322
Sophia LP
9.000%, 9/30/23§	50,000	52,125

		216,528

Total Information Technology		465,206

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

1290 VT DOUBLELINE DYNAMIC ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

	Principal Amount	Value (Note 1)
Materials (0.6%)
Chemicals (0.2%)
Hexion, Inc.
6.625%, 4/15/20	$15,000	$14,119
10.375%, 2/1/22§	45,000	43,762
Mosaic Co. (The)
4.050%, 11/15/27	95,000	91,876

		149,757

Containers & Packaging (0.3%)
Crown Americas LLC
4.750%, 2/1/26(b)§	60,000	57,450
Flex Acquisition Co., Inc.
6.875%, 1/15/25§	60,000	57,375
WestRock Co.
3.750%, 3/15/25§	50,000	49,110

		163,935

Metals & Mining (0.1%)
SunCoke Energy Partners LP
7.500%, 6/15/25§	55,000	56,584

Total Materials		370,276

Real Estate (0.4%)
Equity Real Estate Investment Trusts (REITs) (0.4%)
Crown Castle International Corp. (REIT)
3.650%, 9/1/27	55,000	51,489
3.800%, 2/15/28	50,000	47,199
ESH Hospitality, Inc. (REIT)
5.250%, 5/1/25§	60,000	58,200
MPT Operating Partnership LP (REIT)
5.250%, 8/1/26	60,000	59,775
Welltower, Inc. (REIT)
3.950%, 9/1/23	45,000	44,780

Total Real Estate		261,443

Utilities (0.6%)
Electric Utilities (0.6%)
Edison International
4.125%, 3/15/28	50,000	49,481
NextEra Energy Operating Partners LP
4.500%, 9/15/27§	65,000	62,237
Southern Co. (The)
1.850%, 7/1/19	155,000	153,797
Vistra Operations Co. LLC
5.500%, 9/1/26§	60,000	60,666

Total Utilities		326,181

Total Corporate Bonds		7,470,951

Mortgage-Backed Securities (3.2%)
FHLMC
3.000%, 9/1/46	591,897	566,995
4.000%, 4/1/47	420,060	424,753
FNMA
3.000%, 4/1/37	445,125	432,675
2.500%, 2/1/47	467,135	432,538

Total Mortgage-Backed Securities		1,856,961

U.S. Treasury Obligations (10.8%)
U.S. Treasury Bonds
2.750%, 11/15/42	250,000	231,305
3.125%, 2/15/43	200,000	197,553
3.625%, 8/15/43	250,000	268,211
3.750%, 11/15/43(t)	210,000	229,914
3.375%, 5/15/44	190,000	195,845
2.750%, 11/15/47	220,000	201,403
3.000%, 8/15/48	100,000	96,258
U.S. Treasury Notes
1.500%, 10/31/19	400,000	394,970
1.750%, 11/30/19	380,000	375,878
2.625%, 7/31/20	310,000	308,997
2.125%, 8/31/20	320,000	315,863
2.000%, 9/30/20	340,000	334,576
1.750%, 10/31/20	320,000	313,008
1.625%, 11/30/20	330,000	321,613
2.000%, 5/31/21	340,000	332,435
1.125%, 6/30/21	360,000	343,496
1.875%, 8/31/24	350,000	329,112
2.125%, 9/30/24	350,000	333,512
2.250%, 10/31/24	350,000	335,634
2.250%, 8/15/27	350,000	328,193
2.250%, 11/15/27	350,000	327,578
2.750%, 2/15/28	250,000	243,754

Total U.S. Treasury Obligations		6,359,108

Total Long-Term Debt Securities (40.9%) (Cost $24,659,260)		24,066,245

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (1.5%)
Interactive Media & Services (1.5%)
Alphabet, Inc., Class A*	431	520,251
Facebook, Inc., Class A*	2,249	369,871

		890,122

Total Communication Services		890,122

Consumer Discretionary (2.7%)
Hotels, Restaurants & Leisure (0.3%)
Starbucks Corp.	3,384	192,347

Internet & Direct Marketing Retail (2.0%)
Amazon.com, Inc.*	346	693,038
Booking Holdings, Inc.*	113	224,192
eBay, Inc.*	7,063	233,220

		1,150,450

Multiline Retail (0.4%)
Dollar General Corp.	1,981	216,523

Total Consumer Discretionary		1,559,320

Consumer Staples (1.2%)
Food & Staples Retailing (0.6%)
Sysco Corp.	4,640	339,880

Tobacco (0.6%)
Philip Morris International, Inc.	4,341	353,965

See Notes to Portfolio of Investments.

4

EQ ADVISORS TRUST

1290 VT DOUBLELINE DYNAMIC ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Total Consumer Staples		$693,845

Energy (1.8%)
Energy Equipment & Services (0.5%)
Halliburton Co.	4,129	167,349
Patterson-UTI Energy, Inc.	8,439	144,391

		311,740

Oil, Gas & Consumable Fuels (1.3%)
Continental Resources, Inc.*	4,076	278,309
Devon Energy Corp.	6,312	252,101
Pioneer Natural Resources Co.	1,288	224,357

		754,767

Total Energy		1,066,507

Financials (3.9%)
Banks (1.8%)
Citigroup, Inc.	6,063	434,960
JPMorgan Chase & Co.	3,767	425,068
Wells Fargo & Co.	3,588	188,585

		1,048,613

Capital Markets (1.4%)
Charles Schwab Corp. (The)	7,099	348,916
Goldman Sachs Group, Inc. (The)	926	207,646
Intercontinental Exchange, Inc.	3,792	283,983

		840,545

Insurance (0.7%)
Markel Corp.*	200	237,698
Willis Towers Watson plc	1,315	185,336

		423,034

Total Financials		2,312,192

Health Care (4.1%)
Biotechnology (0.7%)
Amgen, Inc.	1,835	380,377

Health Care Equipment & Supplies (0.6%)
Abbott Laboratories	4,780	350,661

Health Care Providers & Services (0.5%)
Cigna Corp.	1,492	310,709

Pharmaceuticals (2.3%)
Allergan plc	1,207	229,909
AstraZeneca plc (ADR)	5,984	236,787
Bristol-Myers Squibb Co.	4,089	253,845
Novartis AG (ADR)	3,168	272,955
Roche Holding AG (ADR)	4,616	139,219
Sanofi (ADR)	5,445	243,228

		1,375,943

Total Health Care		2,417,690

Industrials (1.7%)
Aerospace & Defense (0.4%)
Northrop Grumman Corp.	713	226,285

Air Freight & Logistics (0.5%)
FedEx Corp.	1,173	282,447

Professional Services (0.4%)
Equifax, Inc.	2,101	274,327

Trading Companies & Distributors (0.4%)
MSC Industrial Direct Co., Inc., Class A	2,793	246,091

Total Industrials		1,029,150

Information Technology (6.0%)
Communications Equipment (0.4%)
Telefonaktiebolaget LM Ericsson (ADR)	22,553	198,466

IT Services (2.7%)
Automatic Data Processing, Inc.	1,460	219,964
Cognizant Technology Solutions Corp., Class A	3,755	289,698
Fidelity National Information Services, Inc.	1,705	185,964
PayPal Holdings, Inc.*	4,626	406,348
Visa, Inc., Class A	3,364	504,903

		1,606,877

Semiconductors & Semiconductor Equipment (0.6%)
Analog Devices, Inc.	2,187	202,210
Lam Research Corp.	1,122	170,208

		372,418

Software (1.2%)
Microsoft Corp.	6,059	692,968

Technology Hardware, Storage & Peripherals (1.1%)
Apple, Inc.	2,854	644,262

Total Information Technology		3,514,991

Real Estate (0.5%)
Equity Real Estate Investment Trusts (REITs) (0.5%)
American Tower Corp. (REIT)	1,972	286,532

Total Real Estate		286,532

Total Common Stock (23.4%) (Cost $12,124,327)		13,770,349

INVESTMENT COMPANIES:
Fixed Income (7.2%)
DoubleLine Floating Rate Fund‡	260,559	2,579,531
DoubleLine Global Bond Fund‡	164,241	1,653,906

Total Investment Companies (7.2%) (Cost $4,265,000)		4,233,437

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
U.S. Treasury Obligations (24.3%)
U.S. Treasury Bills
2.30%, 3/7/19(p)	$140,000	138,599
2.50%, 7/18/19(p)	4,000,000	3,920,821
2.54%, 8/15/19(p)	10,500,000	10,269,073

Total U.S. Treasury Obligations		14,328,493

Total Short-Term Investments (24.3%) (Cost $14,333,848)		14,328,493

Total Investments in Securities (95.8%) (Cost $55,382,435)		56,398,524
Other Assets Less Liabilities (4.2%)		2,496,949

Net Assets (100%)		$58,895,473

See Notes to Portfolio of Investments.

5

EQ ADVISORS TRUST

1290 VT DOUBLELINE DYNAMIC ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

*	Non-income producing.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At September 30, 2018, the market value of these securities amounted to $4,660,292 or 7.9% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(b)	Rule 144A Illiquid Security. At September 30, 2018, the market value of these securities amounted to $967,184 or 1.6% of net assets.

(e)	Step Bond - Coupon rate increases or decreases in increments to maturity. Rate disclosed is as of September 30, 2018. Maturity date disclosed is the ultimate maturity date.

(k)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of September 30, 2018.

(l)

Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of September 30, 2018.

(p)	Yield to maturity.

(t)	All, or a portion of security held by broker as collateral for OTC Swap contracts, with a total collateral value of $110,357.

Glossary:

ADR — American Depositary Receipt

CAPE — Cyclically Adjusted Price Earning

FHLMC — Federal Home Loan Mortgage Corp.

FNMA — Federal National Mortgage Association

ICE — Intercontinental Exchange

LIBOR — London Interbank Offered Rate

PO — Principal Only

USD — United States Dollar

See Notes to Portfolio of Investments.

6

EQ ADVISORS TRUST

1290 VT DOUBLELINE DYNAMIC ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

Investments in companies which were affiliates for nine months ended September 30, 2018, were as follows:

Security Description	Shares at September 30, 2018	Market Value December 31, 2017 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value September 30, 2018 ($)	Dividend/Interest Income ($)	Capital Gain Distributions ($)
DoubleLine Floating Rate Fund	260,559	2,185,145	400,000	—	—	(5,614)	2,579,531	79,228	—
DoubleLine Global Bond Fund	164,241	1,316,877	400,000	—	—	(62,971)	1,653,906	14,609	—

Total		3,502,022	800,000	—	—	(68,585)	4,233,437	93,837	—

OTC Total return swap contracts outstanding as of September 30, 2018 (Note 1):

Reference Entity	Payments Made by Fund	Payments Received by Fund	Frequency of Payments Made/Received	Counterparty	Maturity Date	Notional Amount	Value and Unrealized Appreciation (Depreciation) ($)
Shiller Barclays CAPE US Sector ER USD Index	0.47% and decrease in total return of index	Increase in total return of index	At maturity	Barclays Bank plc	10/22/2018	USD 15,100,000	103,845

							103,845

See Notes to Portfolio of Investments.

7

EQ ADVISORS TRUST

1290 VT DOUBLELINE DYNAMIC ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2018:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Asset-Backed Securities	$—	$2,832,435	$—	$2,832,435
Collateralized Mortgage Obligations	—	5,546,790	—	5,546,790
Common Stocks
Communication Services	890,122	—	—	890,122
Consumer Discretionary	1,559,320	—	—	1,559,320
Consumer Staples	693,845	—	—	693,845
Energy	1,066,507	—	—	1,066,507
Financials	2,312,192	—	—	2,312,192
Health Care	2,417,690	—	—	2,417,690
Industrials	1,029,150	—	—	1,029,150
Information Technology	3,514,991	—	—	3,514,991
Real Estate	286,532	—	—	286,532
Corporate Bonds
Communication Services	—	705,276	—	705,276
Consumer Discretionary	—	799,841	—	799,841
Consumer Staples	—	393,198	—	393,198
Energy	—	1,030,351	—	1,030,351
Financials	—	1,385,749	—	1,385,749
Health Care	—	769,849	—	769,849
Industrials	—	963,581	—	963,581
Information Technology	—	465,206	—	465,206
Materials	—	370,276	—	370,276
Real Estate	—	261,443	—	261,443
Utilities	—	326,181	—	326,181
Investment Companies	4,233,437	—	—	4,233,437
Mortgage-Backed Securities	—	1,856,961	—	1,856,961
Short-Term Investments
U.S. Treasury Obligations	—	14,328,493	—	14,328,493
Total Return Swap	—	103,845	—	103,845
U.S. Treasury Obligations	—	6,359,108	—	6,359,108

Total Assets	$18,003,786	$38,498,583	$—	$56,502,369

Total Liabilities	$—	$—	$—	$—

Total	$18,003,786	$38,498,583	$—	$56,502,369

There were no transfers between Levels 1, 2 or 3 during the nine months ended September 30, 2018.

As of September 30, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,175,132
Aggregate gross unrealized depreciation	(1,070,972)

Net unrealized appreciation	$1,104,160

Federal income tax cost of investments in securities and derivative instruments, if applicable	$55,398,209

See Notes to Portfolio of Investments.

8

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2018 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed Securities (9.4%)
AASET US Ltd.,
Series 2018-1A A
3.844%, 1/16/38§	$1,169,052	$1,158,017
AIMCO CLO,
Series 2018-AA D
4.390%, 4/17/31(l)§	500,000	494,576
ALM XII Ltd.,
Series 2015-12A C1R2
4.989%, 4/16/27(l)§	500,000	496,267
Apidos CLO XII,
Series 2013-12A DR
4.939%, 4/15/31(l)§	500,000	494,536
Apidos CLO XXI,
Series 2015-21A CR
4.783%, 7/18/27(l)§	500,000	497,219
Atrium IX,
Series 9A DR
5.911%, 5/28/30(l)§	500,000	501,944
Babson CLO Ltd.,
Series 2015-2A DR
5.298%, 10/20/30(l)§	500,000	496,567
Series 2015-IA DR
4.948%, 1/20/31(l)§	500,000	492,729
Barings CLO Ltd.,
Series 2017-1A D
5.933%, 7/18/29(l)§	500,000	502,353
BlueMountain CLO Ltd.,
Series 2016-2A C
6.422%, 8/20/28(l)§	500,000	500,776
CAL Funding III Ltd.,
Series 2018-1A A
3.960%, 2/25/43§	517,917	513,486
Canyon Capital CLO Ltd.,
Series 2014-1A CR
5.089%, 1/30/31(l)§	500,000	494,632
Series 2017-1A D
5.939%, 7/15/30(l)§	500,000	501,351
CLI Funding LLC,
Series 2018-1A A
4.030%, 4/18/43§	478,179	475,102
Cook Park CLO Ltd.,
Series 2018-1A D
4.947%, 4/17/30(l)§	500,000	494,534
Dryden 40 Senior Loan Fund,
Series 2015-40A DR
5.410%, 8/15/31(l)§	500,000	499,939
Dryden 57 CLO Ltd.,
Series 2018-57A D
4.864%, 5/15/31(l)§	500,000	494,510
ECAF I Ltd.,
Series 2015-1A A1
3.473%, 6/15/40§	224,324	223,516
Flagship Credit Auto Trust,
Series 2017-4 C
2.920%, 11/15/23§	500,000	487,691
Fremont Home Loan Trust,
Series 2006-D 1A1
2.356%, 11/25/36(l)	6,809,168	4,708,593
Gilbert Park CLO Ltd.,
Series 2017-1A D
5.289%, 10/15/30(l)§	500,000	496,594
Goldentree Loan Management US Clo 3 Ltd.,
Series 2018-3A D
5.286%, 4/20/30(l)§	1,000,000	989,306
Helios Issuer LLC,
Series 2017-1A A
4.940%, 9/20/49(b)§	602,840	614,897
Invitation Homes Trust,
Series 2017-SFR2 E
4.408%, 12/17/36(l)§	200,000	201,618
Series 2018-SFR1 C
3.408%, 3/17/37(l)§	740,000	739,996
Series 2018-SFR1 D
3.608%, 3/17/37(l)§	490,000	489,439
Lendmark Funding Trust,
Series 2017-1A A
2.830%, 12/22/25§	250,000	248,566
Long Point Park CLO Ltd.,
Series 2017-1A C
4.736%, 1/17/30(l)§	500,000	492,848
Mosaic Solar Loan Trust,
Series 2018-1A A
4.010%, 6/22/43§	454,672	450,726
Series 2018-2GS A
4.200%, 2/22/44(b)§	716,667	714,710
NP SPE II LLC,
Series 2017-1A A1
3.372%, 10/21/47§	635,330	621,166
Octagon Investment Partners 31 LLC,
Series 2017-1A D
6.047%, 7/20/30(l)§	500,000	502,582
Octagon Investment Partners 34 Ltd.,
Series 2017-1A D
4.848%, 1/20/30(l)§	500,000	494,646
Octagon Investment Partners XV Ltd.,
Series 2013-1A DR
6.042%, 7/19/30(l)§	500,000	502,757
OHA Credit Funding 1 Ltd.,
Series 2018-1A D
%, 10/20/30(l)§	500,000	500,000
OneMain Financial Issuance Trust,
Series 2015-1A A
3.190%, 3/18/26§	148,434	148,607
Series 2015-2A A
2.570%, 7/18/25§	1,566	1,566
SBA Tower Trust (REIT),
3.168%, 4/11/22§	250,000	244,244
SoFi Consumer Loan Program LLC,
Series 2017-2 A
3.280%, 2/25/26§	112,832	112,547
Springleaf Funding Trust,
Series 2017-AA A
2.680%, 7/15/30§	250,000	244,949
TAL Advantage VI LLC,
Series 2017-1A A
4.500%, 4/20/42	516,365	521,040
TCI-Cent CLO Income Note Issuer Ltd.,
Series 2017-1A C
5.985%, 7/25/30(l)§	500,000	502,405

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

	Principal Amount	Value (Note 1)
Thacher Park CLO Ltd.,
Series 2014-1A D1R
5.748%, 10/20/26(l)§	$500,000	$500,079
THL Credit Wind River CLO Ltd.,
Series 2014-2A DR
5.239%, 1/15/31(l)§	500,000	496,474
Series 2014-2A ER
8.089%, 1/15/31(l)§	500,000	482,325
Series 2015-2A ER
7.889%, 10/15/27(l)§	500,000	500,193
Series 2017-1A D
6.083%, 4/18/29(l)§	250,000	250,951
Series 2017-3A D
5.489%, 10/15/30(l)§	500,000	500,497
Thunderbolt Aircraft Lease Ltd.,
Series 2017-A A
4.212%, 5/17/32(e)§	904,762	906,728
Triton Container Finance V LLC,
Series 2018-1A A
3.950%, 3/20/43§	475,000	470,286
USQ Rail I LLC,
Series 2018-1 A1
3.783%, 4/25/48§	469,305	469,023
Vantage Data Centers Issuer LLC,
Series 2018-1A A2
4.072%, 2/16/43§	497,083	497,371
Vivint Solar Financing V LLC,
Series 2018-1A A
4.730%, 4/30/48§	1,000,000	991,152
Voya CLO Ltd.,
Series 2017-3A C
5.897%, 7/20/30(l)§	500,000	501,981
Wind River CLO Ltd.,
Series 2018-1A D
5.243%, 7/15/30(l)§	500,000	499,943
Series 2018-1A E
7.843%, 7/15/30(l)§	500,000	499,872

Total Asset-Backed Securities		31,930,422

Collateralized Mortgage Obligations (17.0%)
Alternative Loan Trust,
Series 2005-69 A1
2.845%, 12/25/35(l)	871,795	844,089
Series 2006-19CB A15
6.000%, 8/25/36	316,735	279,946
Banc of America Funding Trust,
Series 2005-6 1A8
6.000%, 10/25/35	421,206	407,736
Series 2007-5 3A1
6.000%, 7/25/37	2,995,649	2,606,335
CHL Mortgage Pass-Through Trust,
Series 2006-21 A2
6.000%, 2/25/37	3,718,172	3,268,224
Series 2006-J4 A5
6.250%, 9/25/36	560,948	438,191
Series 2007-14 A18
6.000%, 9/25/37	2,480,369	2,141,962
Series 2007-HY1 1A1
3.760%, 4/25/37(l)	441,615	436,523
Series 2007-HY1 2A1
3.588%, 3/25/37(l)	228,843	225,909
Citigroup Mortgage Loan Trust,
Series 2006-AR2 1A2
3.858%, 3/25/36(l)	558,773	552,122
Series 2006-AR7 2A3A
4.289%, 11/25/36(l)	1,279,347	1,206,857
CSMC Mortgage-Backed Trust,
Series 2006-5 3A1
6.500%, 6/25/36	5,754,377	2,799,497
FHLMC,
Series 3998 AZ
4.000%, 2/15/42	1,723,038	1,743,761
Series 4050 ND
2.500%, 9/15/41	2,751,066	2,590,654
Series 4076 QD
2.500%, 11/15/41	2,522,577	2,362,608
Series 4444 CZ
3.000%, 2/15/45	556,671	480,796
Series 4471 GA
3.000%, 2/15/44	670,167	646,005
Series 4483 CA
3.000%, 6/15/44	402,581	387,310
Series 4673 NT
3.500%, 9/15/43	2,550,908	2,487,532
Series 4745 EC
3.000%, 12/15/44	1,384,602	1,335,747
Series 4750 PA
3.000%, 7/15/46	1,925,100	1,843,334
First Horizon Alternative Mortgage Securities Trust,
Series 2006-FA3 A6
6.000%, 7/25/36	3,644,108	2,976,510
FNMA,
Series 2012-101 AP
2.000%, 8/25/40	2,970,682	2,825,104
Series 2013-18 CD
1.500%, 10/25/27	1,073,553	1,023,569
Series 2015-42 CA
3.000%, 3/25/44	1,131,770	1,097,906
Series 2015-80 CA
3.000%, 4/25/40	4,517,888	4,422,601
Series 2015-9 HA
3.000%, 1/25/45	452,252	444,114
Series 2018-38 LA
3.000%, 6/25/48	1,944,606	1,850,080
Series 2018-44 PZ
3.500%, 6/25/48	1,765,357	1,657,374
GreenPoint Mortgage Funding Trust,
Series 2007-AR2 1A3
2.456%, 4/25/47(l)	5,207,378	5,001,318
RALI Trust,
Series 2007-QS8 A10
6.000%, 6/25/37	2,030,253	1,847,099
RFMSI Trust,
Series 2006-S6 A14
6.000%, 7/25/36	422,595	410,345
Seasoned Credit Risk Transfer Trust,
Series 2018-2 HV
3.000%, 11/25/57(l)	2,474,906	2,311,878
SG Residential Mortgage Trust,
Series 2017-1 A1
3.709%, 4/25/47(l)§	1,186,241	1,182,606

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

	Principal Amount	Value (Note 1)
Suntrust Alternative Loan Trust,
Series 2005-1F 2A8
6.000%, 12/25/35	$351,479	$351,038
Wells Fargo Alternative Loan Trust,
Series 2007-PA2 1A1
6.000%, 6/25/37	433,741	438,145
Wells Fargo Mortgage-Backed Securities Trust,
Series 2005-AR16 6A3
4.477%, 10/25/35(l)	817,522	825,422

Total Collateralized Mortgage Obligations		57,750,247

Commercial Mortgage-Backed Securities (3.0%)
BBCMS Mortgage Trust,
Series 2017-C1 XA
1.684%, 2/15/50 IO(l)	989,940	93,926
CFCRE Commercial Mortgage Trust,
Series 2016-C3 XA
1.218%, 1/10/48 IO(l)	976,784	59,962
Citigroup Commercial Mortgage Trust,
Series 2015-GC27 C
4.576%, 2/10/48(l)	725,000	718,478
Series 2015-GC35 C
4.649%, 11/10/48(l)	500,000	494,001
Series 2015-GC35 XA
1.028%, 11/10/48 IO(l)	833,882	34,104
Series 2016-P4 A4
2.902%, 7/10/49	89,000	83,854
Series 2016-P4 XA
2.157%, 7/10/49 IO(l)	985,450	109,393
Series 2016-P6 A5
3.720%, 12/10/49(l)	73,000	72,626
COMM Mortgage Trust,
Series 2012-CR4 D
4.726%, 10/15/45(l)§	128,000	66,665
Series 2013-CR10 XA
0.871%, 8/10/46 IO(l)	1,800,507	51,209
Series 2015-CR22 D
4.259%, 3/10/48(l)§	140,000	119,828
Series 2015-CR23 D
4.394%, 5/10/48(l)	140,000	119,763
Series 2015-CR26 B
4.642%, 10/10/48(l)	100,000	103,903
Series 2015-CR26 XA
1.177%, 10/10/48 IO(l)	1,271,302	64,552
Series 2015-LC23 C
4.800%, 10/10/48(l)	64,000	64,546
Series 2016-DC2 XA
1.201%, 2/10/49 IO(l)	976,804	56,145
Series 2016-GCT E
3.577%, 8/10/29(l)§	180,000	172,784
Series 2018-HCLV C
3.700%, 9/15/33(b)(l)§	439,000	435,746
Commercial Mortgage Pass-Through Certificates,
Series 2016-CR28 C
4.802%, 2/10/49(l)	73,000	72,644
CSAIL Commercial Mortgage Trust,
Series 2015-C1 XA
1.068%, 4/15/50 IO(l)	1,506,658	63,787
Series 2015-C2 AS
3.849%, 6/15/57(l)	140,000	138,807
Series 2015-C4 C
4.735%, 11/15/48(l)	64,000	63,570
DBCG Mortgage Trust,
Series 2017-BBG B
3.008%, 6/15/34(l)§	350,000	349,568
FHLMC Multifamily Structured Pass-Through Certificates,
Series K050 A2
3.334%, 8/25/25(l)	50,000	49,858
Series K722 X1
1.441%, 3/25/23 IO(l)	985,270	45,746
FNMA ACES,
Series 2016-M3 A2
2.702%, 2/25/26	67,000	63,696
GE Commercial Mortgage Corp. Trust,
Series 2007-C1 AM
5.606%, 12/10/49(l)	14,319	14,192
GS Mortgage Securities Corp. II,
Series 2013-GC10 XA
1.667%, 2/10/46 IO(l)	1,280,642	69,332
GS Mortgage Securities Corp. Trust,
Series 2018-3PCK A
3.600%, 9/15/21(b)(l)§	878,000	878,037
GS Mortgage Securities Trust,
Series 2014-GC20 XA
1.240%, 4/10/47 IO(l)	1,412,230	57,240
Series 2014-GC26 D
4.659%, 11/10/47(l)§	375,000	323,574
JP Morgan Chase Commercial Mortgage Securities Trust,
Series 2006-LDP9 AM
5.372%, 5/15/47	43,849	43,835
Series 2007-C1 AM
6.149%, 2/15/51(l)	7,681	7,688
Series 2007-LD11 AM
6.184%, 6/15/49(l)	13,494	13,507
Series 2007-LDPX AM
5.464%, 1/15/49(l)	23,213	23,056
Series 2015-JP1 XA
1.285%, 1/15/49 IO(l)	979,216	44,759
Series 2016-JP2 B
3.460%, 8/15/49	28,000	26,784
Series 2016-JP2 C
3.944%, 8/15/49(l)	22,000	21,071
Series 2016-JP2 XA
2.000%, 8/15/49 IO(l)	289,921	31,928

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

	Principal Amount	Value (Note 1)
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C21 XA
1.189%, 8/15/47 IO(l)	$1,365,736	$62,633
Series 2015-C27 D
3.983%, 2/15/48(l)§	347,000	315,767
Series 2015-C28 C
4.377%, 10/15/48(l)	400,000	389,903
Series 2015-C32 C
4.817%, 11/15/48(l)	105,000	104,750
Series 2016-C1 C
4.902%, 3/15/49(l)	66,000	67,283
JPMDB Commercial Mortgage Securities Trust,
Series 2016-C2 XA
1.849%, 6/15/49 IO(l)	985,909	79,293
LCCM,
Series 2017-LC26 C
4.706%, 7/12/50§	400,000	391,687
LSTAR Commercial Mortgage Trust,
Series 2016-4 C
4.708%, 3/10/49(l)§	72,000	65,654
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2014-C19 C
4.000%, 12/15/47	125,000	119,532
Series 2015-C20 C
4.611%, 2/15/48(l)	125,000	123,494
Series 2015-C26 D
3.060%, 10/15/48§	57,000	48,788
Series 2016-C32 A4
3.720%, 12/15/49	76,000	75,569
Morgan Stanley Capital I Trust,
Series 2015-UBS8 XA
1.076%, 12/15/48 IO(l)	1,057,828	55,523
Series 2016-UB11 XA
1.790%, 8/15/49 IO(l)	966,111	85,021
MSCG Trust,
Series 2016-SNR C
5.205%, 11/15/34§	78,200	77,659
PFP Ltd.,
Series 2017-3 A
3.208%, 1/14/35(l)§	26,208	26,222
Series 2017-3 AS
3.458%, 1/14/35(l)§	65,000	65,042
Series 2017-3 B
3.908%, 1/14/35(l)§	37,000	37,024
Series 2017-3 C
4.658%, 1/14/35(l)§	39,000	39,020
SG Commercial Mortgage Securities Trust,
Series 2016-C5 XA
2.168%, 10/10/48 IO(l)	632,926	66,794
UBS Commercial Mortgage Trust,
Series 2018-C13 XA
1.000%, 10/15/51 IO(l)	12,037,000	731,862
Wells Fargo Commercial Mortgage Trust,
Series 2012-LC5 D
4.922%, 10/15/45(l)§	511,000	512,387
Series 2014-LC16 D
3.938%, 8/15/50§	150,000	124,249
Series 2015-C28 C
4.267%, 5/15/48(l)	140,000	134,797
Series 2015-C30 XA
1.087%, 9/15/58 IO(l)	7,190,586	364,092
Series 2015-C31 C
4.763%, 11/15/48(l)	105,000	104,202
Series 2015-C31 XA
1.234%, 11/15/48 IO(l)	1,218,581	70,807
Series 2015-LC22 C
4.694%, 9/15/58(l)	50,000	49,705
Series 2015-P2 A4
3.809%, 12/15/48	66,000	66,349
Series 2015-P2 XA
1.152%, 12/15/48 IO(l)	984,642	49,086
Series 2016-C32 C
4.879%, 1/15/59(l)	51,000	50,489
Series 2016-NXS6 XA
1.790%, 11/15/49 IO(l)	981,881	85,247
Series 2017-RC1 XA
1.714%, 1/15/60 IO(l)	1,212,391	111,284
WFRBS Commercial Mortgage Trust,
Series 2014-C21 XA
1.227%, 8/15/47 IO(l)	2,794,050	123,546

Total Commercial Mortgage-Backed Securities		10,198,924

Corporate Bonds (27.1%)
Communication Services (2.3%)
Diversified Telecommunication Services (0.7%)
AT&T, Inc.
5.250%, 3/1/37	845,000	842,057
CCO Holdings LLC
5.750%, 2/15/26§	125,000	125,312
5.000%, 2/1/28§	140,000	131,068
Level 3 Financing, Inc.
5.375%, 1/15/24	275,000	275,000
SingTel Group Treasury Pte. Ltd.
4.500%, 9/8/21(m)	588,000	601,528
Sprint Capital Corp.
6.875%, 11/15/28	65,000	65,325
Telesat Canada
8.875%, 11/15/24§	240,000	256,500

		2,296,790

Interactive Media & Services (0.1%)
Match Group, Inc.
5.000%, 12/15/27§	265,000	263,013

Media (0.6%)
Cengage Learning, Inc.
9.500%, 6/15/24§	230,000	198,519
Charter Communications Operating LLC
4.908%, 7/23/25	590,000	598,614
CSC Holdings LLC
5.250%, 6/1/24	135,000	131,962

See Notes to Portfolio of Investments.

4

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

	Principal Amount	Value (Note 1)
Interpublic Group of Cos., Inc. (The)
4.650%, 10/1/28	$285,000	$285,492
5.400%, 10/1/48	285,000	283,472
VTR Finance BV
6.875%, 1/15/24§	200,000	203,250
6.875%, 1/15/24(m)	510,000	518,288

		2,219,597

Wireless Telecommunication Services (0.9%)
America Movil SAB de CV
5.000%, 3/30/20	400,000	409,680
Bharti Airtel International Netherlands BV
5.125%, 3/11/23(m)	700,000	691,534
Bharti Airtel Ltd.
4.375%, 6/10/25(m)	400,000	371,226
C&W Senior Financing DAC
6.875%, 9/15/27(m)	900,000	897,750
Comunicaciones Celulares SA
6.875%, 2/6/24(m)(x)	200,000	204,500
Digicel Group Ltd.
7.125%, 4/1/22(m)	250,000	163,750
Millicom International Cellular SA
5.125%, 1/15/28(m)	200,000	184,000
Sprint Corp.
7.125%, 6/15/24	130,000	134,875

		3,057,315

Total Communication Services		7,836,715

Consumer Discretionary (1.5%)
Automobiles (0.2%)
Ford Motor Co.
7.450%, 7/16/31	500,000	556,105
General Motors Co.
(ICE LIBOR USD 3 Month + 0.80%), 3.143%, 8/7/20(k)	65,000	65,202

		621,307

Diversified Consumer Services (0.0%)
ServiceMaster Co. LLC (The)
5.125%, 11/15/24§	55,000	54,384

Hotels, Restaurants & Leisure (0.7%)
1011778 BC ULC
5.000%, 10/15/25§	270,000	257,513
Caesars Resort Collection LLC
5.250%, 10/15/25§	270,000	257,175
Delta Merger Sub, Inc.
6.000%, 9/15/26(b)§	65,000	65,812
Eldorado Resorts, Inc.
6.000%, 4/1/25	190,000	192,850
GLP Capital LP
5.750%, 6/1/28	165,000	171,005
5.300%, 1/15/29	110,000	110,319
Gohl Capital Ltd.
4.250%, 1/24/27(m)	400,000	381,274
Hilton Domestic Operating Co., Inc.
5.125%, 5/1/26§	285,000	283,575
Royal Caribbean Cruises Ltd.
3.700%, 3/15/28	310,000	287,316
Viking Cruises Ltd.
5.875%, 9/15/27§	265,000	258,375

		2,265,214

Household Durables (0.1%)
Tempur Sealy International, Inc.
5.500%, 6/15/26	270,000	259,200

Leisure Products (0.1%)
Hasbro, Inc.
3.500%, 9/15/27	305,000	282,115

Multiline Retail (0.4%)
Dollar Tree, Inc.
4.000%, 5/15/25	875,000	855,719
SACI Falabella
3.750%, 4/30/23(m)	600,000	595,260

		1,450,979

Specialty Retail (0.0%)
PetSmart, Inc.
7.125%, 3/15/23§	150,000	108,000
5.875%, 6/1/25§	90,000	73,656

		181,656

Total Consumer Discretionary		5,114,855

Consumer Staples (2.2%)
Beverages (0.5%)
Anheuser-Busch InBev Finance, Inc.
4.900%, 2/1/46	275,000	277,684
Coca-Cola Femsa SAB de CV
4.625%, 2/15/20	500,000	507,045
Embotelladora Andina SA
5.000%, 10/1/23(m)	800,000	839,000
Fomento Economico Mexicano SAB de CV
2.875%, 5/10/23	200,000	190,832

		1,814,561

Food Products (1.4%)
B&G Foods, Inc.
5.250%, 4/1/25(x)	275,000	262,295
ESAL GmbH
6.250%, 2/5/23(m)	600,000	594,000
Grupo Bimbo SAB de CV
4.875%, 6/30/20(m)	500,000	509,820
JBS Investments GmbH
7.250%, 4/3/24(m)	200,000	203,500
JBS USA LUX SA
6.750%, 2/15/28§	205,000	203,177
MARB BondCo plc
7.000%, 3/15/24§	200,000	188,750
7.000%, 3/15/24(m)	200,000	189,000
6.875%, 1/19/25(m)	400,000	371,500
Marfrig Holdings Europe BV
8.000%, 6/8/23§	200,000	200,500
Minerva Luxembourg SA
6.500%, 9/20/26(m)	400,000	374,500
5.875%, 1/19/28(m)	600,000	534,300
Pilgrim’s Pride Corp.
5.750%, 3/15/25§	265,000	254,400
Post Holdings, Inc.
5.500%, 3/1/25§	265,000	263,675
Smithfield Foods, Inc.
4.250%, 2/1/27§	620,000	580,862

		4,730,279

See Notes to Portfolio of Investments.

5

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

	Principal Amount	Value (Note 1)
Household Products (0.1%)
Kronos Acquisition Holdings, Inc.
9.000%, 8/15/23§	$280,000	$263,900

Tobacco (0.2%)
BAT Capital Corp.
(ICE LIBOR USD 3 Month + 0.88%), 3.194%, 8/15/22(k)§	395,000	398,125
Reynolds American, Inc.
4.000%, 6/12/22	195,000	195,867

		593,992

Total Consumer Staples		7,402,732

Energy (4.9%)
Energy Equipment & Services (0.2%)
Delek & Avner Tamar Bond Ltd.
5.082%, 12/30/23§	100,000	100,500
5.412%, 12/30/25§	160,000	161,000
Nabors Industries, Inc.
5.750%, 2/1/25§	140,000	134,137
USA Compression Partners LP
6.875%, 4/1/26§	130,000	134,225

		529,862

Oil, Gas & Consumable Fuels (4.7%)
Andeavor
5.125%, 12/15/26	270,000	282,824
Apache Corp.
4.375%, 10/15/28	285,000	279,472
APT Pipelines Ltd.
4.250%, 7/15/27§	500,000	487,891
Bharat Petroleum Corp. Ltd.
4.625%, 10/25/22(m)	200,000	200,293
BPRL International Singapore Pte. Ltd.
4.375%, 1/18/27(m)	500,000	469,798
Canacol Energy Ltd.
7.250%, 5/3/25§	300,000	289,496
7.250%, 5/3/25(m)	650,000	627,240
Canadian Natural Resources Ltd.
2.950%, 1/15/23	590,000	569,046
Cheniere Energy Partners LP
5.250%, 10/1/25	270,000	270,000
CNOOC Finance 2012 Ltd.
3.875%, 5/2/22(m)	200,000	199,536
CNPC General Capital Ltd.
3.950%, 4/19/22(m)	200,000	200,429
Cosan Overseas Ltd.
8.250%, 11/5/18(m)(y)	300,000	297,000
Ecopetrol SA
7.625%, 7/23/19	600,000	621,000
Energy Transfer Partners LP
4.750%, 1/15/26	585,000	588,200
EP Energy LLC
7.750%, 5/15/26§	130,000	133,094
EQT Midstream Partners LP
4.750%, 7/15/23	580,000	586,525
Extraction Oil & Gas, Inc.
5.625%, 2/1/26§	105,000	92,925
Fermaca Enterprises S de RL de CV
6.375%, 3/30/38(m)	274,604	281,469
Geopark Ltd.
6.500%, 9/21/24(m)(x)	400,000	401,000
GNL Quintero SA
4.634%, 7/31/29(m)	250,000	246,375
Gran Tierra Energy International Holdings Ltd.
6.250%, 2/15/25(m)	600,000	586,875
Gulfport Energy Corp.
6.375%, 5/15/25	270,000	265,950
Indian Oil Corp. Ltd.
5.625%, 8/2/21(m)	200,000	206,798
5.750%, 8/1/23(m)	900,000	942,953
Indigo Natural Resources LLC
6.875%, 2/15/26§	135,000	130,612
Kinder Morgan Energy Partners LP
6.950%, 1/15/38	750,000	906,452
ONGC Videsh Vankorneft Pte. Ltd.
3.750%, 7/27/26(m)(x)	700,000	645,553
Peabody Energy Corp.
6.000%, 3/31/22§	250,000	254,375
Petrobras Global Finance BV
5.750%, 2/1/29	950,000	848,208
QEP Resources, Inc.
5.625%, 3/1/26(x)	135,000	129,101
Raizen Fuels Finance SA
5.300%, 1/20/27(m)	200,000	188,000
Reliance Holding USA, Inc.
5.400%, 2/14/22(m)	400,000	412,315
Sabine Pass Liquefaction LLC
5.000%, 3/15/27	590,000	604,814
Sinopec Group Overseas Development 2016 Ltd.
2.750%, 5/3/21(m)	300,000	293,065
2.750%, 9/29/26(m)	700,000	627,207
Sunoco LP
5.500%, 2/15/26§	135,000	129,965
Transportadora de Gas del Peru SA
4.250%, 4/30/28(m)	200,000	195,500
Transportadora de Gas Internacional SA ESP
5.700%, 3/20/22(m)	700,000	709,625
YPF SA
8.500%, 7/28/25(m)	600,000	584,250
6.950%, 7/21/27(m)	350,000	305,813

		16,091,044

Total Energy		16,620,906

Financials (6.7%)
Banks (3.6%)
Banco Bilbao Vizcaya Argentaria Colombia SA
4.875%, 4/21/25(m)	300,000	298,500
Banco BTG Pactual SA
5.500%, 1/31/23(m)	400,000	375,680
Banco de Bogota SA
6.250%, 5/12/26(m)(x)	200,000	207,250
Banco de Credito e Inversiones SA
4.000%, 2/11/23(m)	200,000	200,500
Banco de Reservas de la Republica Dominicana
7.000%, 2/1/23§	200,000	203,929
7.000%, 2/1/23(m)	200,000	203,929
Banco del Estado de Chile
2.668%, 1/8/21(m)(x)	500,000	488,750

See Notes to Portfolio of Investments.

6

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

	Principal Amount	Value (Note 1)
Banco Internacional del Peru SAA
5.750%, 10/7/20(m)	$700,000	$728,700
Banco Macro SA
(USD Swap Semi 5 Year + 5.46%), 6.750%, 11/4/26(k)(m)	650,000	540,313
Banco Santander Chile
3.875%, 9/20/22(m)	150,000	149,715
Bancolombia SA
6.125%, 7/26/20	200,000	207,250
Bank of Montreal
(USD Swap Semi 5 Year + 1.43%), 3.803%, 12/15/32(k)	235,000	219,140
BBVA Banco Continental SA
5.000%, 8/26/22(m)	100,000	103,210
BDO Unibank, Inc.
2.625%, 10/24/21(m)	150,000	144,000
2.950%, 3/6/23(m)	1,250,000	1,177,813
Citigroup, Inc.
(ICE LIBOR USD 3 Month + 1.10%), 3.412%, 5/17/24(k)	575,000	575,575
Global Bank Corp.
5.125%, 10/30/19(m)	500,000	503,875
4.500%, 10/20/21(m)	600,000	594,600
Grupo Aval Ltd.
4.750%, 9/26/22(m)	300,000	296,250
Industrial Senior Trust
5.500%, 11/1/22(m)	100,000	97,625
Malayan Banking Bhd.
(USD Swap Semi 5 Year + 2.54%), 3.905%, 10/29/26(k)(m)	1,000,000	984,618
Mitsubishi UFJ Financial Group, Inc.
(ICE LIBOR USD 3 Month + 0.74%), 3.061%, 3/2/23(k)	855,000	855,683
Oversea-Chinese Banking Corp. Ltd.
(USD Swap Semi 5 Year + 2.20%), 4.000%, 10/15/24(k)(m)	700,000	701,893
Royal Bank of Scotland Group plc
(ICE LIBOR USD 3 Month + 1.48%), 3.498%, 5/15/23(k)	560,000	542,593
Santander Holdings USA, Inc.
3.400%, 1/18/23	595,000	573,308
Union Bank of the Philippines
3.369%, 11/29/22(m)	500,000	476,125
United Overseas Bank Ltd.
(USD Swap Semi 5 Year + 2.24%), 3.500%, 9/16/26(k)(m)	600,000	589,006

		12,039,830

Capital Markets (0.6%)
Israel Electric Corp. Ltd.
Series 6
5.000%, 11/12/24(m)	500,000	508,125
Morgan Stanley
(ICE LIBOR USD 3 Month + 0.85%), 3.737%, 4/24/24(k)	600,000	595,131
SURA Asset Management SA
4.875%, 4/17/24(m)	200,000	199,750
Temasek Financial I Ltd.
2.375%, 1/23/23(m)	800,000	764,764

		2,067,770

Consumer Finance (1.0%)
Ally Financial, Inc.
4.125%, 3/30/20	570,000	572,850
Capital One Financial Corp.
(ICE LIBOR USD 3 Month + 0.72%), 3.059%, 1/30/23(k)	290,000	288,713
Discover Financial Services
4.100%, 2/9/27	620,000	592,487
General Motors Financial Co., Inc.
(ICE LIBOR USD 3 Month + 0.99%), 3.327%, 1/5/23(k)	550,000	550,330
Springleaf Finance Corp.
7.125%, 3/15/26	80,000	79,800
Synchrony Financial
3.950%, 12/1/27	780,000	706,670
Unifin Financiera SAB de CV
7.375%, 2/12/26(m)	700,000	663,250

		3,454,100

Diversified Financial Services (0.9%)
ASP AMC Merger Sub, Inc.
8.000%, 5/15/25§	140,000	106,400
CK Hutchison International 17 II Ltd.
2.750%, 3/29/23(m)	400,000	380,829
CK Hutchison International 17 Ltd.
2.875%, 4/5/22§	200,000	194,007
Fondo MIVIVIENDA SA
3.500%, 1/31/23§	150,000	144,937
3.500%, 1/31/23(m)	150,000	144,938
Interoceanica IV Finance Ltd.
(Zero Coupon), 11/30/25(m)	366,377	310,504
Petronas Capital Ltd.
3.500%, 3/18/25(m)	300,000	292,842
SPARC EM SPC Panama Metro Line 2 SP
(Zero Coupon), 12/5/22§	1,000,000	919,900
(Zero Coupon), 12/5/22(m)	500,000	459,950
Verscend Escrow Corp.
9.750%, 8/15/26§	210,000	216,825

		3,171,132

Insurance (0.6%)
Alliant Holdings Intermediate LLC
8.250%, 8/1/23§	250,000	259,700
Athene Global Funding
3.000%, 7/1/22§	590,000	571,695
Liberty Mutual Group, Inc.
6.500%, 5/1/42§	230,000	278,536
NFP Corp.
6.875%, 7/15/25§	260,000	260,000
Willis North America, Inc.
4.500%, 9/15/28	575,000	574,901

		1,944,832

Thrifts & Mortgage Finance (0.0%)
Nationstar Mortgage Holdings, Inc.
8.125%, 7/15/23§	115,000	120,301

Total Financials		22,797,965

See Notes to Portfolio of Investments.

7

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

	Principal Amount	Value (Note 1)
Health Care (1.2%)
Biotechnology (0.1%)
AbbVie, Inc.
4.700%, 5/14/45	$296,000	$285,094

Health Care Equipment & Supplies (0.3%)
Avantor, Inc.
9.000%, 10/1/25§	260,000	268,775
Zimmer Biomet Holdings, Inc.
2.700%, 4/1/20	865,000	856,566

		1,125,341

Health Care Providers & Services (0.6%)
Centene Corp.
4.750%, 1/15/25	270,000	269,325
5.375%, 6/1/26§	25,000	25,562
CVS Health Corp.
5.050%, 3/25/48	295,000	302,220
Halfmoon Parent, Inc.
(ICE LIBOR USD 3 Month + 0.89%), 3.224%, 7/15/23(b)(k)§	860,000	860,040
HCA, Inc.
5.375%, 9/1/26	255,000	257,550
Universal Hospital Services, Inc.
7.625%, 8/15/20	230,000	230,000
WellCare Health Plans, Inc.
5.375%, 8/15/26§	165,000	167,690

		2,112,387

Pharmaceuticals (0.2%)
Teva Pharmaceutical Finance Netherlands III BV
2.800%, 7/21/23	560,000	496,908

Total Health Care		4,019,730

Industrials (2.3%)
Aerospace & Defense (0.3%)
Lockheed Martin Corp.
4.700%, 5/15/46	555,000	592,571
TransDigm, Inc.
6.375%, 6/15/26	260,000	262,782

		855,353

Airlines (0.3%)
Delta Air Lines, Inc.
3.625%, 3/15/22	610,000	603,168
Guanay Finance Ltd.
6.000%, 12/15/20(m)	122,297	122,908
Latam Finance Ltd.
6.875%, 4/11/24(m)	400,000	388,000

		1,114,076

Building Products (0.2%)
Builders FirstSource, Inc.
5.625%, 9/1/24§	260,000	250,250
Owens Corning
4.400%, 1/30/48	325,000	270,355

		520,605

Commercial Services & Supplies (0.2%)
Garda World Security Corp.
8.750%, 5/15/25§	245,000	238,875
Prime Security Services Borrower LLC
9.250%, 5/15/23§	180,000	192,510
Tervita Escrow Corp.
7.625%, 12/1/21§	245,000	252,963

		684,348

Construction & Engineering (0.1%)
Aeropuerto Internacional de Tocumen SA
5.750%, 10/9/23	194,154	199,599
Mexico City Airport Trust
4.250%, 10/31/26§	250,000	234,062

		433,661

Industrial Conglomerates (0.1%)
Roper Technologies, Inc.
4.200%, 9/15/28	290,000	288,360

Machinery (0.1%)
BlueLine Rental Finance Corp.
9.250%, 3/15/24§	240,000	252,600

Road & Rail (0.3%)
Avolon Holdings Funding Ltd.
5.125%, 10/1/23(b)§	260,000	262,808
CSX Corp.
3.800%, 11/1/46	330,000	298,907
Penske Truck Leasing Co. LP
4.200%, 4/1/27§	600,000	589,786

		1,151,501

Trading Companies & Distributors (0.2%)
Air Lease Corp.
3.250%, 3/1/25	405,000	377,737
Beacon Roofing Supply, Inc.
4.875%, 11/1/25§	275,000	253,357

		631,094

Transportation Infrastructure (0.5%)
Adani Ports & Special Economic Zone Ltd.
3.950%, 1/19/22(m)	400,000	391,959
4.000%, 7/30/27§	250,000	225,805
ENA Norte Trust
4.950%, 4/25/23(m)	479,131	480,672
Korea Expressway Corp.
(ICE LIBOR USD 3 Month + 0.70%), 3.048%, 4/20/20(k)§	250,000	250,014
Sydney Airport Finance Co. Pty. Ltd.
3.375%, 4/30/25§	225,000	214,376
3.625%, 4/28/26§	225,000	215,102

		1,777,928

Total Industrials		7,709,526

Information Technology (0.9%)
Communications Equipment (0.3%)
Axiata SPV2 Bhd.
Series 2
3.466%, 11/19/20(m)	600,000	596,706
CommScope Technologies LLC
6.000%, 6/15/25§	250,000	257,500
Riverbed Technology, Inc.
8.875%, 3/1/23(x)§	70,000	66,325

		920,531

Electronic Equipment, Instruments & Components (0.1%)
Arrow Electronics, Inc.
3.875%, 1/12/28	605,000	563,189

Semiconductors & Semiconductor Equipment (0.2%)
Microchip Technology, Inc.
4.333%, 6/1/23§	575,000	571,043

See Notes to Portfolio of Investments.

8

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

	Principal Amount	Value (Note 1)
Software (0.3%)
CDK Global, Inc.
5.875%, 6/15/26	$125,000	$128,594
Genesys Telecommunications Laboratories, Inc.
10.000%, 11/30/24§	230,000	254,725
Informatica LLC
7.125%, 7/15/23§	255,000	261,056
Solera LLC
10.500%, 3/1/24§	55,000	59,847
Sophia LP
9.000%, 9/30/23§	245,000	255,413

		959,635

Total Information Technology		3,014,398

Materials (1.6%)
Chemicals (0.6%)
Braskem Finance Ltd.
6.450%, 2/3/24	200,000	213,250
Grupo Idesa SA de CV
7.875%, 12/18/20(m)	200,000	175,250
Hexion, Inc.
6.625%, 4/15/20	65,000	61,181
10.375%, 2/1/22§	195,000	189,638
Mosaic Co. (The)
4.050%, 11/15/27	630,000	609,286
UPL Corp. Ltd.
3.250%, 10/13/21(m)	600,000	579,513

		1,828,118

Construction Materials (0.2%)
Inversiones CMPC SA
4.500%, 4/25/22(m)	500,000	505,000
Votorantim Cimentos SA
7.250%, 4/5/41(m)	200,000	197,500

		702,500

Containers & Packaging (0.2%)
Crown Americas LLC
4.750%, 2/1/26(b)(x)§	265,000	253,737
Flex Acquisition Co., Inc.
6.875%, 1/15/25§	260,000	248,625
WestRock Co.
3.750%, 3/15/25§	300,000	294,659

		797,021

Metals & Mining (0.6%)
Fresnillo plc
5.500%, 11/13/23(m)	700,000	723,625
Nexa Resources SA
5.375%, 5/4/27(m)	200,000	192,800
SunCoke Energy Partners LP
7.500%, 6/15/25§	250,000	257,200
Vedanta Resources plc
6.125%, 8/9/24(m)	800,000	745,000

		1,918,625

Total Materials		5,246,264

Real Estate (0.8%)
Equity Real Estate Investment Trusts (REITs) (0.7%)
American Tower Corp. (REIT)
3.375%, 10/15/26	300,000	278,821
Crown Castle International Corp. (REIT)
3.700%, 6/15/26	300,000	284,630
3.650%, 9/1/27	555,000	519,568
3.800%, 2/15/28	85,000	80,238
Digital Realty Trust LP (REIT)
3.700%, 8/15/27	300,000	285,102
ESH Hospitality, Inc. (REIT)
5.250%, 5/1/25§	265,000	257,050
MPT Operating Partnership LP (REIT)
5.250%, 8/1/26	275,000	273,969
Welltower, Inc. (REIT)
3.950%, 9/1/23	290,000	288,583

		2,267,961

Real Estate Management & Development (0.1%)
Celulosa Arauco y Constitucion SA
4.750%, 1/11/22	500,000	510,328

Total Real Estate		2,778,289

Utilities (2.7%)
Electric Utilities (2.1%)
AES Andres BV
7.950%, 5/11/26(m)(x)	500,000	516,088
Celeo Redes Operacion Chile SA
5.200%, 6/22/47§	250,000	248,625
Duke Energy Corp.
3.150%, 8/15/27	300,000	278,314
Duquesne Light Holdings, Inc.
3.616%, 8/1/27§	345,000	322,333
Edison International
4.125%, 3/15/28	300,000	296,886
Empresa Electrica Guacolda SA
4.560%, 4/30/25(m)	500,000	465,000
Energuate Trust
5.875%, 5/3/27(m)	200,000	188,500
Engie Energia Chile SA
5.625%, 1/15/21(m)	300,000	310,500
Inkia Energy Ltd.
5.875%, 11/9/27(m)	400,000	379,000
ITC Holdings Corp.
3.250%, 6/30/26	600,000	565,477
Metropolitan Edison Co.
4.000%, 4/15/25§	500,000	494,828
Mexico Generadora de Energia S de rl
5.500%, 12/6/32(m)	527,826	523,208
NextEra Energy Operating Partners LP
4.500%, 9/15/27§	275,000	263,312
Pampa Energia SA
7.500%, 1/24/27(m)	900,000	798,750
Southern Co. (The)
1.850%, 7/1/19	835,000	828,519
Virginia Electric & Power Co.
Series A
3.500%, 3/15/27	300,000	292,540
Vistra Operations Co. LLC
5.500%, 9/1/26§	260,000	262,886

		7,034,766

Independent Power and Renewable Electricity Producers (0.4%)
Cometa Energia SA de CV
6.375%, 4/24/35(m)	800,000	784,000
Emirates Semb Corp. Water & Power Co. PJSC
4.450%, 8/1/35§	500,000	477,500

See Notes to Portfolio of Investments.

9

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

	Principal Amount	Value (Note 1)
Empresa Electrica Angamos SA
4.875%, 5/25/29(m)	$191,300	$189,100

		1,450,600

Multi-Utilities (0.2%)
Ameren Corp.
3.650%, 2/15/26	550,000	533,823
DTE Energy Co.
2.850%, 10/1/26	300,000	275,222

		809,045

Total Utilities		9,294,411

Total Corporate Bonds		91,835,791

Foreign Government Securities (2.4%)
Banco Latinoamericano de Comercio Exterior SA
3.250%, 5/7/20(m)	200,000	198,250
Export-Import Bank of India
4.000%, 1/14/23(m)	300,000	296,564
Malaysia Sovereign Sukuk Bhd.
3.043%, 4/22/25(m)	800,000	764,563
Perusahaan Penerbit SBSN Indonesia III
4.150%, 3/29/27§	400,000	385,500
4.150%, 3/29/27(m)	200,000	192,750
Provincia de Buenos Aires
7.875%, 6/15/27(m)(x)	800,000	664,000
Republic of Argentina
6.875%, 1/26/27	900,000	765,000
5.875%, 1/11/28	300,000	237,750
Republic of Chile
2.250%, 10/30/22(x)	300,000	288,000
3.125%, 3/27/25	200,000	194,000
3.125%, 1/21/26	400,000	384,400
Republic of Costa Rica
9.995%, 8/1/20(m)	200,000	215,167
Republic of Indonesia
4.875%, 5/5/21(m)	500,000	515,000
Republic of Panama
4.000%, 9/22/24	300,000	303,900
Republic of Philippines
4.200%, 1/21/24	1,000,000	1,028,750
State of Israel
3.150%, 6/30/23	400,000	394,000
2.875%, 3/16/26	400,000	377,500
United Mexican States
3.750%, 1/11/28(x)	780,000	741,780

Total Foreign Government Securities		7,946,874

Mortgage-Backed Securities (4.2%)
FHLMC
2.500%, 1/1/43	651,437	604,869
3.000%, 7/1/45	733,002	703,539
3.000%, 8/1/45	1,118,763	1,073,794
3.000%, 4/1/47	2,739,030	2,622,943
4.000%, 4/1/47	2,520,358	2,548,515
FNMA
3.000%, 4/1/45	973,611	928,125
3.000%, 9/1/46	2,203,680	2,111,057
3.500%, 12/1/46	3,704,802	3,653,427

Total Mortgage-Backed Securities		14,246,269

Municipal Bonds (0.1%)
Missouri Highways and Transportation Commission Third Lien State Road Bonds Consisting of Tax Exempt Third Lien State Road Bonds Series 2009C
5.063%, 5/1/24	110,000	117,919
State of California, Various Purposes, General Obligation Bonds, Series 2009
7.550%, 4/1/39	150,000	218,937

Total Municipal Bonds		336,856

U.S. Treasury Obligations (30.7%)
U.S. Treasury Bonds
2.750%, 11/15/42	3,145,000	2,909,813
3.125%, 2/15/43	2,340,000	2,311,371
3.625%, 8/15/43	3,280,000	3,518,927
3.750%, 11/15/43	2,380,000	2,605,691
3.375%, 5/15/44	2,080,000	2,143,992
2.875%, 8/15/45	2,670,000	2,513,430
2.750%, 8/15/47	3,000,000	2,747,297
2.750%, 11/15/47	2,370,000	2,169,661
3.000%, 8/15/48	1,070,000	1,029,959
U.S. Treasury Notes
1.125%, 1/31/19	340,000	338,659
1.500%, 10/31/19	4,400,000	4,344,673
1.750%, 11/30/19	4,220,000	4,174,223
2.625%, 7/31/20	3,450,000	3,438,841
2.125%, 8/31/20	3,540,000	3,494,229
2.000%, 9/30/20	3,830,000	3,768,900
1.750%, 10/31/20	3,460,000	3,384,393
1.625%, 11/30/20	3,915,000	3,815,504
2.000%, 5/31/21	3,800,000	3,715,450
1.125%, 6/30/21	3,950,000	3,768,917
1.875%, 1/31/22	605,000	585,210
1.250%, 7/31/23	9,000,000	8,316,492
1.875%, 8/31/24	3,910,000	3,676,652
2.125%, 9/30/24	3,920,000	3,735,331
2.250%, 10/31/24	4,610,000	4,420,774
2.250%, 2/15/27	18,000,000	16,943,204
2.250%, 8/15/27	4,290,000	4,022,713
2.250%, 11/15/27	3,910,000	3,659,516
2.750%, 2/15/28	2,740,000	2,671,543

Total U.S. Treasury Obligations		104,225,365

Total Long-Term Debt Securities (93.9%) (Cost $325,615,192)		318,470,748

	Number of Shares	Value (Note 1)
COMMON STOCK:
Energy (0.0%)
Oil, Gas & Consumable Fuels (0.0%)
SandRidge Energy, Inc.*	108	1,174

Total Common Stock (0.0%) (Cost $2,197)		1,174

See Notes to Portfolio of Investments.

10

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANY:
Fixed Income (4.0%)
DoubleLine Floating Rate Fund‡
Total Investment Company (4.0%) (Cost $13,583,621)	1,366,315	$13,526,520

SHORT-TERM INVESTMENTS:
Investment Company (0.3%)
JPMorgan Prime Money Market Fund, IM Shares	815,003	815,247

	Principal Amount	Value (Note 1)
Repurchase Agreements (1.1%)
Citigroup Global Markets, Inc., 2.44%, dated 9/28/18, due 10/5/18, repurchase price $200,095, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 1.625%-2.250%, maturing 11/30/19-11/15/27; total market value $210,857.(xx)	$200,000	200,000
Deutsche Bank Securities, Inc., 2.26%, dated 9/28/18, due 10/1/18, repurchase price $1,239,156, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 5/15/19-8/15/47; total market value $1,263,701.(xx)	1,238,923	1,238,923
Natwest Markets Securities, Inc., 2.14%, dated 9/25/18, due 10/2/18, repurchase price $500,119, collateralized by various U.S. Government Treasury Securities, ranging from 1.375%-2.125%, maturing 10/31/20-11/15/26; total market value $510,182.(xx)	500,000	500,000
Natwest Markets Securities, Inc., 2.19%, dated 9/28/18, due 10/5/18, repurchase price $1,000,426, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-3.375%, maturing 2/15/19-5/15/44; total market value $1,020,187.(xx)	1,000,000	1,000,000
NBC Global Finance Ltd., 2.34%, dated 9/28/18, due 10/1/18, repurchase price $900,176, collateralized by various Common Stocks; total market value $1,001,390.(xx)	900,000	900,000

Total Repurchase Agreements		3,838,923

U.S. Treasury Obligations (0.3%)
U.S. Treasury Bills
2.30%, 3/7/19(p)	990,000	980,092

Total Short-Term Investments (1.7%) (Cost $5,634,527)		5,634,262

Total Investments in Securities (99.6%) (Cost $344,835,537)		337,632,704
Other Assets Less Liabilities (0.4%)		1,307,464

Net Assets (100%)		$338,940,168

*	Non-income producing.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At September 30, 2018, the market value of these securities amounted to $52,583,464 or 15.5% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(b)	Rule 144A Illiquid Security. At September 30, 2018, the market value of these securities amounted to $4,085,787 or 1.2% of net assets.

(e)	Step Bond - Coupon rate increases or decreases in increments to maturity. Rate disclosed is as of September 30, 2018. Maturity date disclosed is the ultimate maturity date.

(k)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of September 30, 2018.

(l)

Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of September 30, 2018.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At September 30, 2018, the market value of these securities amounted to $41,532,501 or 12.3% of net assets.

(p)	Yield to maturity.

(x)	All or a portion of security is on loan at September 30, 2018.

(xx)

At September 30, 2018, the Portfolio had loaned securities with a total value of $3,762,125. This was secured by cash collateral of $3,838,923 which was subsequently invested in joint repurchase agreements with a total value of $3,838,923, for which the Portfolio has a proportionate interest as reported in the Portfolio of Investments as Repurchase Agreements.

(y)

Securities are perpetual and, thus, do not have a predetermined maturity date. The coupon rate for these securities are fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of September 30, 2018.

Glossary:

CLO	—	Collateralized Loan Obligation

FHLMC	—	Federal Home Loan Mortgage Corp.

FNMA	—	Federal National Mortgage Association

ICE	—	Intercontinental Exchange

IO	—	Interest Only

LIBOR	—	London Interbank Offered Rate

USD	—	United States Dollar

See Notes to Portfolio of Investments.

11

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

Country Diversification

As a Percentage of Total Net Assets

Argentina	1.1%
Australia	0.3
Belgium	0.1
Brazil	1.2
Canada	0.8
Cayman Islands	4.8
Chile	2.0
China	0.4
Colombia	1.2
Costa Rica	0.1
Dominican Republic	0.3
Guatemala	0.1
Hong Kong	0.2
India	1.8
Indonesia	0.3
Ireland	0.4
Israel	0.6
Jamaica	0.0 #
Japan	0.3
Malaysia	0.9
Mexico	1.7
Panama	0.7
Peru	0.6
Philippines	0.8
Singapore	0.8
South Korea	0.1
United Arab Emirates	0.1
United Kingdom	0.3
United States	77.6
Cash and Other	0.4

100.0%

#	Percent shown is less than 0.05%.

Investments in companies which were affiliates for nine months ended September 30, 2018, were as follows:

Security Description	Shares at September 30, 2018	Market Value December 31, 2017 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value September 30, 2018 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
DoubleLine Floating Rate Fund	1,366,315	7,064,003	6,499,999	—	—	(37,482)	13,526,520	365,456	—

See Notes to Portfolio of Investments.

12

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2018:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)(a)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Asset-Backed Securities	$—	$31,930,422	$—	$31,930,422
Collateralized Mortgage Obligations	—	57,750,247	—	57,750,247
Commercial Mortgage-Backed Securities	—	10,198,924	—	10,198,924
Common Stock
Energy	1,174	—	—	1,174
Corporate Bonds
Communication Services	—	7,836,715	—	7,836,715
Consumer Discretionary	—	5,114,855	—	5,114,855
Consumer Staples	—	7,402,732	—	7,402,732
Energy	—	16,620,906	—	16,620,906
Financials	—	22,797,965	—	22,797,965
Health Care	—	4,019,730	—	4,019,730
Industrials	—	7,709,526	—	7,709,526
Information Technology	—	3,014,398	—	3,014,398
Materials	—	5,246,264	—	5,246,264
Real Estate	—	2,778,289	—	2,778,289
Utilities	—	9,294,411	—	9,294,411
Foreign Government Securities	—	7,946,874	—	7,946,874
Investment Company	13,526,520	—	—	13,526,520
Mortgage-Backed Securities	—	14,246,269	—	14,246,269
Municipal Bonds	—	336,856	—	336,856
Short-Term Investments
Investment Company	815,247	—	—	815,247
Repurchase Agreements	—	3,838,923	—	3,838,923
U.S. Treasury Obligations	—	980,092	—	980,092
U.S. Treasury Obligations	—	104,225,365	—	104,225,365

Total Assets	$14,342,941	$323,289,763	$—	$337,632,704

Total Liabilities	$—	$—	$—	$—

Total	$14,342,941	$323,289,763	$—	$337,632,704

(a)	A security with a market value of $492,848 transferred from Level 3 to Level 2 at the end of the period due to active trading.

There were no additional transfers between Levels 1, 2 or 3 during the nine months ended September 30, 2018.

As of September 30, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$991,841
Aggregate gross unrealized depreciation	(8,248,855)

Net unrealized depreciation	$(7,257,014)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$344,889,718

See Notes to Portfolio of Investments.

13

EQ ADVISORS TRUST

1290 VT EQUITY INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (3.7%)
Diversified Telecommunication Services (3.7%)
AT&T, Inc.	378,029	$12,694,214
Verizon Communications, Inc.	188,700	10,074,693

Total Communication Services		22,768,907

Consumer Discretionary (1.9%)
Auto Components (0.9%)
Adient plc	147,321	5,791,189

Household Durables (1.0%)
Whirlpool Corp.	51,552	6,121,800

Total Consumer Discretionary		11,912,989

Consumer Staples (7.3%)
Food & Staples Retailing (1.4%)
Walmart, Inc.	92,913	8,725,460

Food Products (1.1%)
Tyson Foods, Inc., Class A	109,100	6,494,723

Tobacco (4.8%)
Altria Group, Inc.	261,200	15,752,972
Philip Morris International, Inc.	171,300	13,967,802

		29,720,774

Total Consumer Staples		44,940,957

Energy (16.1%)
Energy Equipment & Services (2.7%)
Schlumberger Ltd.	278,181	16,946,787

Oil, Gas & Consumable Fuels (13.4%)
BP plc (ADR)	217,341	10,019,420
Chevron Corp.	136,500	16,691,220
ConocoPhillips	266,537	20,629,964
Occidental Petroleum Corp.	218,800	17,978,796
Phillips 66	154,759	17,444,434

		82,763,834

Total Energy		99,710,621

Financials (20.5%)
Banks (13.1%)
Bank of America Corp.	637,308	18,775,093
JPMorgan Chase & Co.	197,312	22,264,686
US Bancorp	363,769	19,210,641
Wells Fargo & Co.	391,300	20,566,728

		80,817,148

Capital Markets (1.5%)
State Street Corp.	109,700	9,190,666

Consumer Finance (3.4%)
American Express Co.	198,632	21,152,322

Insurance (2.5%)
Loews Corp.	312,957	15,719,830

Total Financials		126,879,966

Health Care (15.4%)
Health Care Providers & Services (4.0%)
Cardinal Health, Inc.	93,616	5,055,264
CVS Health Corp.	252,663	19,889,631

		24,944,895

Pharmaceuticals (11.4%)
Johnson & Johnson	97,230	13,434,269
Merck & Co., Inc.	267,500	18,976,450
Pfizer, Inc.	575,700	25,371,099
Sanofi (ADR)	285,306	12,744,619

		70,526,437

Total Health Care		95,471,332

Industrials (12.8%)
Aerospace & Defense (4.2%)
Raytheon Co.	31,275	6,463,292
United Technologies Corp.	142,300	19,894,963

		26,358,255

Airlines (1.2%)
Southwest Airlines Co.	117,300	7,325,385

Building Products (2.9%)
Johnson Controls International plc	509,690	17,839,150

Industrial Conglomerates (2.7%)
General Electric Co.	1,466,449	16,556,209

Machinery (1.8%)
Stanley Black & Decker, Inc.	76,100	11,144,084

Total Industrials		79,223,083

Information Technology (6.6%)
IT Services (2.2%)
International Business Machines Corp.	89,800	13,578,658

Semiconductors & Semiconductor Equipment (2.3%)
QUALCOMM, Inc.	191,400	13,786,542

Software (2.1%)
Oracle Corp.	254,700	13,132,332

Total Information Technology		40,497,532

Materials (5.5%)
Chemicals (5.5%)
DowDuPont, Inc.	319,000	20,514,890
Praxair, Inc.	82,101	13,196,094

Total Materials		33,710,984

Real Estate (2.3%)
Equity Real Estate Investment Trusts (REITs) (2.3%)
HCP, Inc. (REIT)	529,644	13,940,230

Total Real Estate		13,940,230

Utilities (6.0%)
Electric Utilities (6.0%)
Entergy Corp.	229,400	18,611,222
Exelon Corp.	424,194	18,520,310

Total Utilities		37,131,532

Total Investments in Securities (98.1%) (Cost $590,774,715)		606,188,133
Other Assets Less Liabilities (1.9%)		12,028,152

Net Assets (100%)		$618,216,285

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

1290 VT EQUITY INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

Glossary:

ADR — American Depositary Receipt

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2018:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$22,768,907	$—	$—	$22,768,907
Consumer Discretionary	11,912,989	—	—	11,912,989
Consumer Staples	44,940,957	—	—	44,940,957
Energy	99,710,621	—	—	99,710,621
Financials	126,879,966	—	—	126,879,966
Health Care	95,471,332	—	—	95,471,332
Industrials	79,223,083	—	—	79,223,083
Information Technology	40,497,532	—	—	40,497,532
Materials	33,710,984	—	—	33,710,984
Real Estate	13,940,230	—	—	13,940,230
Utilities	37,131,532	—	—	37,131,532

Total Assets	$606,188,133	$—	$—	$606,188,133

Total Liabilities	$—	$—	$—	$—

Total	$606,188,133	$—	$—	$606,188,133

There were no transfers between Levels 1, 2 or 3 during the nine months ended September 30, 2018.

As of September 30, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$53,954,863
Aggregate gross unrealized depreciation	(38,911,008)

Net unrealized appreciation	$15,043,855

Federal income tax cost of investments in securities and derivative instruments, if applicable	$591,144,278

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

1290 VT GAMCO MERGERS & ACQUISITIONS PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (20.9%)
Diversified Telecommunication Services (1.6%)
Asia Satellite Telecommunications Holdings Ltd.	65,000	$50,815
AT&T, Inc.	32,000	1,074,560
CenturyLink, Inc.	75,000	1,590,000
Cincinnati Bell, Inc.*	44,000	701,800
Koninklijke KPN NV	100,000	263,791

		3,680,966

Entertainment (3.8%)
Liberty Media Corp.-Liberty Braves, Class A*	12,000	327,360
Liberty Media Corp.-Liberty Braves, Class C*	12,000	327,000
Madison Square Garden Co. (The), Class A*	1,600	504,512
Twenty-First Century Fox, Inc., Class B	170,000	7,789,400

		8,948,272

Interactive Media & Services (0.4%)
XO Group, Inc.*	30,000	1,034,400

Media (10.3%)
AH Belo Corp., Class A	75,000	345,000
AMC Networks, Inc., Class A*	3,500	232,190
Beasley Broadcast Group, Inc., Class A	46,000	317,400
Clear Channel Outdoor Holdings, Inc., Class A	430,040	2,558,738
DISH Network Corp., Class A*	26,000	929,760
EW Scripps Co. (The), Class A	180,000	2,970,000
Interpublic Group of Cos., Inc. (The)	60,000	1,372,200
Liberty Broadband Corp., Class A*	250	21,082
Liberty Broadband Corp., Class C*	353	29,758
Liberty Global plc, Class A*	16,000	462,880
Liberty Global plc, Class C*	24,000	675,840
Liberty Latin America Ltd., Class A*	10,000	208,400
Liberty Latin America Ltd., Class C*	15,000	309,450
Loral Space & Communications, Inc.*	26,000	1,180,400
Sky plc	155,000	3,493,047
Telegraaf Media Groep NV (CVA)(r)*	3,000	20,899
Telenet Group Holding NV*	25,000	1,376,425
Tribune Media Co., Class A	190,000	7,301,700
tronc, Inc.*	2,000	32,660

		23,837,829

Wireless Telecommunication Services (4.8%)
Millicom International Cellular SA	50,000	2,858,500
Telephone & Data Systems, Inc.	14,000	426,020
T-Mobile USA, Inc.*	70,000	4,912,600
United States Cellular Corp.*	66,000	2,955,480

		11,152,600

Total Communication Services		48,654,067

Consumer Discretionary (6.4%)
Diversified Consumer Services (1.0%)
ServiceMaster Global Holdings, Inc.*	36,000	2,233,080

Hotels, Restaurants & Leisure (0.9%)
Belmond Ltd., Class A*	44,108	804,971
Dover Motorsports, Inc.	82,346	177,044
Eldorado Resorts, Inc.*	3,000	145,800
Sonic Corp.	21,000	910,140

		2,037,955

Household Durables (4.5%)
Lennar Corp., Class B	30,060	1,157,310
Nobility Homes, Inc.	10,000	230,000
SodaStream International Ltd.*	48,000	6,867,840
Sony Corp. (ADR)	38,000	2,304,700

		10,559,850

Total Consumer Discretionary		14,830,885

Consumer Staples (3.0%)
Beverages (0.0%)
National Beverage Corp.(x)*	800	93,296

Food & Staples Retailing (0.3%)
Rite Aid Corp.(x)*	500,000	640,000

Food Products (2.5%)
GrainCorp Ltd., Class A(x)	25,000	142,763
Mondelez International, Inc., Class A	25,000	1,074,000
Parmalat SpA	850,000	2,802,775
Premier Foods plc*	1,340,000	739,666
Tootsie Roll Industries, Inc.(x)	38,000	1,111,500

		5,870,704

Personal Products (0.2%)
Avon Products, Inc.*	150,000	330,000

Total Consumer Staples		6,934,000

Energy (1.6%)
Energy Equipment & Services (0.4%)
KLX Energy Services Holdings, Inc.*	26,874	860,237

Oil, Gas & Consumable Fuels (1.2%)
Alvopetro Energy Ltd.*	280,000	101,885
Andeavor	8,000	1,228,000
Etablissements Maurel et Prom*	200	1,275
Gulf Coast Ultra Deep Royalty Trust	600,000	33,000
Noble Energy, Inc.	29,999	935,669
Whiting Petroleum Corp.*	11,000	583,440

		2,883,269

Total Energy		3,743,506

Financials (3.4%)
Banks (1.5%)
BB&T Corp.	8,000	388,320
CoBiz Financial, Inc.	30,000	664,200
Flushing Financial Corp.	66,000	1,610,400
Horizon Bancorp, Inc.	3,000	59,250
Sterling Bancorp	30,000	660,000

		3,382,170

Capital Markets (0.0%)
BKF Capital Group, Inc.*	2,007	22,980

Insurance (1.9%)
AmTrust Financial Services, Inc.	100,000	1,452,000
Aspen Insurance Holdings Ltd.	25,000	1,045,000
Jardine Lloyd Thompson Group plc	4,000	98,850
Navigators Group, Inc. (The)	25,812	1,783,609
Topdanmark A/S	1,000	45,680

		4,425,139

Total Financials		7,830,289

Health Care (10.1%)
Biotechnology (0.9%)
Grifols SA (ADR)	24,000	512,880

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

1290 VT GAMCO MERGERS & ACQUISITIONS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Idorsia Ltd.*	15,000	$377,827
Shire plc (ADR)	7,000	1,268,890

		2,159,597

Health Care Equipment & Supplies (2.9%)
ICU Medical, Inc.*	500	141,375
Innocoll Holdings plc(r)(x)*	125,000	56,250
Invuity, Inc.*	12,000	88,800
K2M Group Holdings, Inc.*	180,000	4,926,600
Mazor Robotics Ltd. (ADR)*	26,000	1,516,320
NxStage Medical, Inc.*	2,000	55,780

		6,785,125

Health Care Providers & Services (4.1%)
American Medical Alert Corp.(r)*	140,898	1,057
Envision Healthcare Corp.*	80,000	3,658,400
LifePoint Health, Inc.*	91,170	5,871,348

		9,530,805

Life Sciences Tools & Services (0.1%)
Illumina, Inc.*	200	73,412

Pharmaceuticals (2.1%)
Akorn, Inc.*	98,000	1,272,040
Allergan plc	18,200	3,466,736
Mylan NV*	5,700	208,620

		4,947,396

Total Health Care		23,496,335

Industrials (17.2%)
Aerospace & Defense (3.9%)
Harris Corp.	7,000	1,184,470
KLX, Inc.*	67,186	4,217,937
Rockwell Collins, Inc.	26,000	3,652,220

		9,054,627

Building Products (3.1%)
Fortune Brands Home & Security, Inc.	5,000	261,800
USG Corp.*	160,000	6,929,600

		7,191,400

Electrical Equipment (0.4%)
Rockwell Automation, Inc.	4,500	843,840

Machinery (3.4%)
CIRCOR International, Inc.	6,000	285,000
EnPro Industries, Inc.	8,533	622,312
Haldex AB	30,000	294,350
Mueller Industries, Inc.	20,000	579,600
Mueller Water Products, Inc., Class A	50,000	575,500
Navistar International Corp.*	108,000	4,158,000
Park-Ohio Holdings Corp.	2,500	95,875
SLM Solutions Group AG*	2,400	58,238
Xerium Technologies, Inc.*	40,133	540,190
Xylem, Inc.	9,000	718,830

		7,927,895

Professional Services (2.9%)
Dun & Bradstreet Corp. (The)	44,000	6,270,440
Reis, Inc.	25,392	584,016

		6,854,456

Road & Rail (1.0%)
Hertz Global Holdings, Inc.*	140,000	2,286,200

Trading Companies & Distributors (2.5%)
Herc Holdings, Inc.*	83,000	4,249,600
Kaman Corp.	24,000	1,602,720

		5,852,320

Transportation Infrastructure (0.0%)
exactEarth Ltd.*	5,000	1,161

Total Industrials		40,011,899

Information Technology (9.1%)
Communications Equipment (0.8%)
Digi International, Inc.*	50,000	672,500
Mitel Networks Corp.*	100,000	1,102,000

		1,774,500

Electronic Equipment, Instruments & Components (1.2%)
Axis Communications AB	72,800	2,826,023

IT Services (2.9%)
Business & Decision*	6,000	54,477
MoneyGram International, Inc.*	82,000	438,700
Syntel, Inc.*	153,000	6,269,940

		6,763,117

Semiconductors & Semiconductor Equipment (0.8%)
AIXTRON SE*	20,000	202,487
NXP Semiconductors NV*	20,500	1,752,750

		1,955,237

Software (3.3%)
CA, Inc.	175,000	7,726,250

Technology Hardware, Storage & Peripherals (0.1%)
Diebold Nixdorf, Inc.(x)	40,000	180,000

Total Information Technology		21,225,127

Materials (4.7%)
Chemicals (0.7%)
KMG Chemicals, Inc.	7,000	528,920
Linde AG	5,000	1,182,529

		1,711,449

Construction Materials (1.2%)
Vulcan Materials Co.	24,000	2,668,800

Containers & Packaging (0.9%)
Greif, Inc., Class A	4,000	214,640
Myers Industries, Inc.	55,000	1,278,750
Papeles y Cartones de Europa SA	23,500	456,200

		1,949,590

Metals & Mining (0.3%)
Alamos Gold, Inc., Class A	8,000	36,880
Osisko Gold Royalties Ltd.(x)	33,000	250,377
Pan American Silver Corp.	30,000	442,225

		729,482

Paper & Forest Products (1.6%)
KapStone Paper and Packaging Corp.	95,000	3,221,450
Norbord, Inc.	17,000	563,311

		3,784,761

Total Materials		10,844,082

Real Estate (4.3%)
Equity Real Estate Investment Trusts (REITs) (4.3%)
Gramercy Property Trust (REIT)	165,000	4,527,600
Ryman Hospitality Properties, Inc. (REIT)	63,000	5,428,710

		9,956,310

Real Estate Management & Development (0.0%)
Technopolis OYJ	1,000	5,416

Total Real Estate		9,961,726

Utilities (4.3%)
Electric Utilities (0.7%)
Evergy, Inc.	16,000	878,720

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

1290 VT GAMCO MERGERS & ACQUISITIONS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
PNM Resources, Inc.	22,000	$867,900

		1,746,620

Gas Utilities (1.3%)
National Fuel Gas Co.	56,000	3,139,360

Independent Power and Renewable Electricity Producers (0.0%)
Alerion Cleanpower SpA	11,000	37,932

Multi-Utilities (1.2%)
Avista Corp.	1,500	75,840
Vectren Corp.	36,400	2,602,236

		2,678,076

Water Utilities (1.1%)
Connecticut Water Service, Inc.	8,000	554,960
Severn Trent plc	80,000	1,927,989

		2,482,949

Total Utilities		10,084,937

Total Common Stocks (85.0%) (Cost $185,668,762)		197,616,853

PREFERRED STOCK:
Industrials (0.3%)
Industrial Conglomerates (0.3%)
Steel Partners Holdings LP
6.000%	26,000	594,100

Total Preferred Stock (0.3%) (Cost $475,398)		594,100

	Number of Rights	Value (Note 1)
RIGHTS:
Communication Services (0.0%)
Media (0.0%)
Media General, Inc., CVR(r)*	130,000	—

Total Communication Services		—

Consumer Staples (0.0%)
Food Products (0.0%)
Schuman, Inc., CVR(r)*	40,095	60,142

Total Consumer Staples		60,142

Health Care (0.0%)
Biotechnology (0.0%)
Ambit Biosciences Corp., CVR(r)*	20,000	9,000
Tobira Therapeutics, Inc., CVR(r)(x)*	15,000	675

		9,675

Health Care Equipment & Supplies (0.0%)
Wright Medical Group NV, CVR, expiring 3/1/19*	5,000	7,000

Pharmaceuticals (0.0%)
ADOLOR Corp., CVR(r)*	40,000	—
Ocera Therapeutics, Inc., CVR(r)*	16,000	6,240
Omthera Pharmaceuticals, Inc., CVR(r)*	100	—

		6,240

Total Health Care		22,915

Total Rights (0.0%) (Cost $30,225)		83,057

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Company (12.3%)
JPMorgan Prime Money Market Fund, IM Shares	28,543,754	28,552,318

	Principal Amount	Value (Note 1)
Repurchase Agreements (1.1%)
Citigroup Global Markets, Inc., 2.44%, dated 9/28/18, due 10/5/18, repurchase price $400,190, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 1.625%-2.250%, maturing 11/30/19-11/15/27; total market value $421,714.(xx)	$400,000	400,000
Deutsche Bank Securities, Inc., 2.26%, dated 9/28/18, due 10/1/18, repurchase price $782,027, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 5/15/19-8/15/47; total market value $797,518.(xx)	781,880	781,880
ING Bank NV, 2.42%, dated 9/28/18, due 10/1/18, repurchase price $200,040, collateralized by various Common Stocks; total market value $222,249.(xx)	200,000	200,000
Natwest Markets Securities, Inc., 2.14%, dated 9/25/18, due 10/2/18, repurchase price $500,119, collateralized by various U.S. Government Treasury Securities, ranging from 1.375%-2.125%, maturing 10/31/20-11/15/26; total market value $510,182.(xx)	500,000	500,000
Natwest Markets Securities, Inc., 2.19%, dated 9/28/18, due 10/5/18, repurchase price $500,213, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-3.375%, maturing 2/15/19-5/15/44; total market value $510,093.(xx)	500,000	500,000
NBC Global Finance Ltd., 2.34%, dated 9/28/18, due 10/1/18, repurchase price $200,039, collateralized by various Common Stocks; total market value $222,531.(xx)	200,000	200,000

Total Repurchase Agreements		2,581,880

Total Short-Term Investments (13.4%) (Cost $31,125,577)		31,134,198

Total Investments in Securities (98.7%) (Cost $217,299,962)		229,428,208
Other Assets Less Liabilities (1.3%)		2,988,095

Net Assets (100%)		$232,416,303

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

1290 VT GAMCO MERGERS & ACQUISITIONS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

*	Non-income producing.

(r)	Value determined using significant unobservable inputs.

(x)	All or a portion of security is on loan at September 30, 2018.

(xx)

At September 30, 2018, the Portfolio had loaned securities with a total value of $2,638,224. This was secured by cash collateral of $2,581,880 which was subsequently invested in joint repurchase agreements with a total value of $2,581,880, for which the Portfolio has a proportionate interest as reported in the Portfolio of Investments as Repurchase Agreements, and $203,397 collateralized by various U.S. Government Treasury Securities, ranging from 0.000% - 4.250%, maturing 10/11/18-11/15/47.

Glossary:

ADR — American Depositary Receipt

CVA — Dutch Certification

CVR — Contingent Value Right

Country Diversification

As a Percentage of Total Net Assets

Australia	0.1%
Belgium	0.6
Bermuda	0.5
Canada	0.6
Chile	0.2
China	0.0	#
Colombia	1.2
Denmark	0.0	#
Finland	0.0	#
France	0.0	#
Germany	0.6
Ireland	0.0	#
Israel	3.6
Italy	1.2
Japan	1.0
Netherlands	0.9
Spain	0.4
Sweden	1.3
Switzerland	0.2
United Kingdom	3.7
United States	82.6
Cash and Other	1.3

	100.0%

#	Percent shown is less than 0.05%.

See Notes to Portfolio of Investments.

4

EQ ADVISORS TRUST

1290 VT GAMCO MERGERS & ACQUISITIONS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2018:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)(a)		Total
Assets:
Common Stocks
Communication Services	$40,590,590	$8,042,578	$20,899		$48,654,067
Consumer Discretionary	14,600,885	230,000	—		14,830,885
Consumer Staples	3,248,796	3,685,204	—		6,934,000
Energy	3,742,231	1,275	—		3,743,506
Financials	7,662,779	167,510	—		7,830,289
Health Care	23,061,201	377,827	57,307		23,496,335
Industrials	39,659,311	352,588	—		40,011,899
Information Technology	18,142,140	3,082,987	—		21,225,127
Materials	9,205,353	1,638,729	—		10,844,082
Real Estate	9,956,310	5,416	—		9,961,726
Utilities	8,119,016	1,965,921	—		10,084,937
Preferred Stocks
Industrials	594,100	—	—		594,100
Rights
Communication Services	—	—	—	(b)	—	(b)
Consumer Staples	—	—	60,142		60,142
Health Care	7,000	—	15,915		22,915
Short-Term Investments
Investment Company	28,552,318	—	—		28,552,318
Repurchase Agreements	—	2,581,880	—		2,581,880

Total Assets	$207,142,030	$22,131,915	$154,263		$229,428,208

Total Liabilities	$—	$—	$—		$—

Total	$207,142,030	$22,131,915	$154,263		$229,428,208

(a)	A security with a market value of $20,899 transferred from Level 2 to Level 3 at the end of the period due to inactive trading.

(b)	Value is zero.

There were no additional transfers between Levels 1, 2 or 3 during the nine months ended September 30, 2018.

As of September 30, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$25,793,422
Aggregate gross unrealized depreciation	(14,024,252)

Net unrealized appreciation	$11,769,170

Federal income tax cost of investments in securities and derivative instruments, if applicable	$217,659,038

See Notes to Portfolio of Investments.

5

EQ ADVISORS TRUST

1290 VT GAMCO SMALL COMPANY VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (10.7%)
Diversified Telecommunication Services (1.2%)
Cincinnati Bell, Inc.*	1,318,750	$21,034,062
Consolidated Communications Holdings, Inc.(x)	25,000	326,000
Iridium Communications, Inc.*	600,000	13,500,000
Nuvera Communications, Inc.(x)	600	11,520
Verizon Communications, Inc.	102,781	5,487,478
Windstream Holdings, Inc.(x)*	59,999	293,995

		40,653,055

Entertainment (4.6%)
AMC Entertainment Holdings, Inc., Class A(x)	59,000	1,209,500
Entertainment One Ltd.	70,000	376,995
IMAX Corp.*	62,000	1,599,600
Liberty Media Corp.-Liberty Braves, Class A*	135,000	3,682,800
Liberty Media Corp.-Liberty Braves, Class C*	165,000	4,496,250
Live Nation Entertainment, Inc.*	780,000	42,486,600
Madison Square Garden Co. (The), Class A*	188,000	59,280,160
Marcus Corp. (The)	620,000	26,071,000
Pandora Media, Inc.(x)*	700,000	6,657,000
Reading International, Inc., Class A*	174,000	2,749,200
Reading International, Inc., Class B(x)*	1,000	30,000
RLJ Entertainment, Inc.*	173,028	1,072,774
Take-Two Interactive Software, Inc.*	70,000	9,659,300
World Wrestling Entertainment, Inc., Class A	29,000	2,805,170

		162,176,349

Interactive Media & Services (0.0%)
Cars.com, Inc.*	10,000	276,100

Media (4.2%)
AMC Networks, Inc., Class A*	64,000	4,245,760
Beasley Broadcast Group, Inc., Class A‡	615,000	4,243,500
Clear Channel Outdoor Holdings, Inc., Class A	850,000	5,057,500
comScore, Inc.*	590,000	10,755,700
Corus Entertainment, Inc., Class B(x)	340,000	1,102,930
Discovery, Inc., Class A(x)*	12,000	384,000
Discovery, Inc., Class C*	35,000	1,035,300
DISH Network Corp., Class A*	15,000	536,400
EW Scripps Co. (The), Class A	2,330,000	38,445,001
GCI Liberty, Inc., Class A*	14,400	734,400
Gray Television, Inc.*	319,300	5,587,750
Gray Television, Inc., Class A*	22,200	354,090
Grupo Televisa SAB (ADR)	125,000	2,217,500
Interpublic Group of Cos., Inc. (The)	880,000	20,125,600
Liberty Global plc, Class A*	97,471	2,819,836
Liberty Global plc, Class C*	238,627	6,719,736
Liberty Latin America Ltd., Class A*	39,149	815,865
Liberty Latin America Ltd., Class C*	95,897	1,978,355
Loral Space & Communications, Inc.*	109,100	4,953,140
Meredith Corp.(x)	74,000	3,777,700
MSG Networks, Inc., Class A*	660,115	17,030,967
Nexstar Media Group, Inc., Class A	33,000	2,686,200
Salem Media Group, Inc.	600,000	2,040,000
Sinclair Broadcast Group, Inc., Class A	180,000	5,103,000
Townsquare Media, Inc., Class A	130,025	1,018,096
WideOpenWest, Inc.(x)*	155,000	1,737,550

		145,505,876

Wireless Telecommunication Services (0.7%)
Gogo, Inc.(x)*	500,000	2,595,000
Rogers Communications, Inc., Class B	200,000	10,282,000
Shenandoah Telecommunications Co.	134,000	5,192,500
United States Cellular Corp.*	95,000	4,254,100
VEON Ltd. (ADR)(x)	550,000	1,595,000

		23,918,600

Total Communication Services		372,529,980

Consumer Discretionary (13.4%)
Auto Components (3.4%)
BorgWarner, Inc.	256,000	10,951,680
Brembo SpA	1,000,000	13,096,644
Cooper Tire & Rubber Co.	230,000	6,509,000
Dana, Inc.	1,000,000	18,669,999
Gentex Corp.	245,000	5,257,700
Modine Manufacturing Co.*	825,173	12,295,078
SORL Auto Parts, Inc.(x)*	95,000	396,150
Standard Motor Products, Inc.	145,000	7,136,900
Stoneridge, Inc.*	325,000	9,659,000
Strattec Security Corp.	143,298	5,108,574
Superior Industries International, Inc.	628,000	10,707,400
Tenneco, Inc.	404,000	17,024,560

		116,812,685

Automobiles (0.1%)
Thor Industries, Inc.	4,000	334,800
Winnebago Industries, Inc.	100,000	3,315,000

		3,649,800

Distributors (0.2%)
Uni-Select, Inc.(x)	345,000	5,873,534

Diversified Consumer Services (0.1%)
Ascent Capital Group, Inc., Class A(x)*	74,000	130,980
Cambium Learning Group, Inc.*	171,000	2,024,640
Universal Technical Institute, Inc.*	225,000	598,500

		2,754,120

Hotels, Restaurants & Leisure (3.9%)
Belmond Ltd., Class A*	425,000	7,756,250
Biglari Holdings, Inc., Class A*	4,200	3,872,400
Boyd Gaming Corp.	1,220,000	41,297,000
Canterbury Park Holding Corp.‡	323,000	4,925,750
Cheesecake Factory, Inc. (The)(x)	425,000	22,754,500
Churchill Downs, Inc.	38,700	10,746,990
Cracker Barrel Old Country Store, Inc.(x)	6,000	882,780
Denny’s Corp.*	160,000	2,355,200
Dover Downs Gaming & Entertainment, Inc.*	119,500	339,380
Dover Motorsports, Inc.	662,812	1,425,046
Full House Resorts, Inc.*	433,000	1,247,040
Golden Entertainment, Inc.*	150,000	3,601,500
International Speedway Corp., Class A	120,000	5,256,000
Las Vegas Sands Corp.	180,000	10,679,400
Nathan’s Famous, Inc.(x)	166,146	13,690,430
OBH, Inc.*	32,000	5,803,200
Penn National Gaming, Inc.*	14,000	460,880
Speedway Motorsports, Inc.	54,000	963,900

		138,057,646

Household Durables (2.1%)
Bassett Furniture Industries, Inc.	330,061	7,013,796
Cavco Industries, Inc.*	160,000	40,480,001

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

1290 VT GAMCO SMALL COMPANY VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Ethan Allen Interiors, Inc.	20,000	$415,000
Hunter Douglas NV	16,000	1,200,061
La-Z-Boy, Inc.	350,000	11,060,000
Lennar Corp., Class B	100,000	3,850,000
Nobility Homes, Inc.	127,000	2,921,000
Skyline Champion Corp.	155,000	4,428,350

		71,368,208

Internet & Direct Marketing Retail (0.4%)
1-800-Flowers.com, Inc., Class A*	635,000	7,493,000
Lands’ End, Inc.(x)*	84,000	1,474,200
Liberty Expedia Holdings, Inc., Class A*	9,600	451,584
Liberty TripAdvisor Holdings, Inc., Class A*	20,000	297,000
Stamps.com, Inc.*	12,700	2,872,740

		12,588,524

Leisure Products (0.3%)
Brunswick Corp.	60,000	4,021,200
Marine Products Corp.	260,000	5,951,400
Universal Entertainment Corp.(x)*	67,000	2,043,258

		12,015,858

Multiline Retail (0.0%)
JC Penney Co., Inc.(x)*	855,000	1,419,300

Specialty Retail (2.7%)
Aaron’s, Inc.	256,500	13,968,990
AutoNation, Inc.*	423,000	17,575,650
Barnes & Noble Education, Inc.*	22,752	131,052
Barnes & Noble, Inc.	38,000	220,400
Bed Bath & Beyond, Inc.	35,500	532,500
Big 5 Sporting Goods Corp.(x)	155,000	790,500
Bowlin Travel Centers, Inc.*	77,200	173,700
Carvana Co.(x)*	500	29,545
GNC Holdings, Inc., Class A(x)*	217,000	898,380
Monro, Inc.	60,000	4,176,000
O’Reilly Automotive, Inc.*	32,000	11,114,240
Penske Automotive Group, Inc.	468,000	22,178,520
Pets at Home Group plc	260,000	404,627
Sally Beauty Holdings, Inc.(x)*	525,000	9,654,750
Tractor Supply Co.	100,000	9,088,000
Vitamin Shoppe, Inc.(x)*	178,000	1,780,000

		92,716,854

Textiles, Apparel & Luxury Goods (0.2%)
Hanesbrands, Inc.(x)	185,000	3,409,550
Movado Group, Inc.	56,000	2,346,400
Wolverine World Wide, Inc.	50,000	1,952,500

		7,708,450

Total Consumer Discretionary		464,964,979

Consumer Staples (5.1%)
Beverages (1.0%)
Boston Beer Co., Inc. (The), Class A*	12,000	3,450,000
Brown-Forman Corp., Class A	88,000	4,470,400
Brown-Forman Corp., Class B	20,000	1,011,000
Cott Corp.	799,000	12,903,850
Crimson Wine Group Ltd.*	350,000	3,132,500
Davide Campari-Milano SpA	700,000	5,961,411
National Beverage Corp.(x)*	34,000	3,965,080

		34,894,241

Food & Staples Retailing (1.2%)
Casey’s General Stores, Inc.	36,000	4,647,960
Ingles Markets, Inc., Class A‡	788,500	27,006,125
Rite Aid Corp.(x)*	900,000	1,152,000
United Natural Foods, Inc.*	90,000	2,695,500
Village Super Market, Inc., Class A	109,988	2,991,674
Weis Markets, Inc.	76,500	3,320,100

		41,813,359

Food Products (1.8%)
Calavo Growers, Inc.(x)	2,500	241,500
Farmer Brothers Co.*	85,000	2,244,000
Flowers Foods, Inc.	60,000	1,119,600
Hain Celestial Group, Inc. (The)*	375,000	10,170,000
Ingredion, Inc.	32,000	3,358,720
J&J Snack Foods Corp.	45,000	6,790,050
John B Sanfilippo & Son, Inc.	17,000	1,213,460
Lifeway Foods, Inc.*	185,000	492,100
Maple Leaf Foods, Inc.	100,000	2,404,676
Post Holdings, Inc.*	148,000	14,509,919
Rock Field Co. Ltd.	400,000	6,622,074
Tootsie Roll Industries, Inc.(x)	458,350	13,406,738

		62,572,837

Household Products (0.9%)
Church & Dwight Co., Inc.	100,000	5,937,000
Energizer Holdings, Inc.	43,000	2,521,950
Katy Industries, Inc.*	300,000	420
Oil-Dri Corp. of America‡	438,000	16,889,280
WD-40 Co.(x)	42,000	7,228,200

		32,576,850

Personal Products (0.2%)
Avon Products, Inc.*	580,000	1,276,000
Edgewell Personal Care Co.*	30,000	1,386,900
Revlon, Inc., Class A(x)*	22,000	490,600
United-Guardian, Inc.	142,000	2,293,300

		5,446,800

Total Consumer Staples		177,304,087

Energy (1.1%)
Energy Equipment & Services (0.6%)
Dril-Quip, Inc.*	140,000	7,315,000
KLX Energy Services Holdings, Inc.*	38,300	1,225,983
Oceaneering International, Inc.*	120,000	3,312,000
Rowan Cos. plc, Class A*	140,000	2,636,200
RPC, Inc.(x)	475,000	7,353,000

		21,842,183

Oil, Gas & Consumable Fuels (0.5%)
Black Ridge Oil and Gas, Inc.*	455,030	10,029
CNX Resources Corp.*	224,000	3,205,440
CONSOL Energy, Inc.*	28,000	1,142,680
Navigator Holdings Ltd.*	180,083	2,179,004
ONEOK, Inc.	138,000	9,355,020

		15,892,173

Total Energy		37,734,356

Financials (4.0%)
Banks (2.1%)
Ameris Bancorp	9,000	411,300
Atlantic Capital Bancshares, Inc.*	46,830	784,403
Boston Private Financial Holdings, Inc.	445,000	6,074,250
Eagle Bancorp, Inc.*	33,000	1,669,800
FCB Financial Holdings, Inc., Class A*	67,019	3,176,701
Fidelity Southern Corp.	37,014	917,207
First Bancorp*	83,150	756,665
First Busey Corp.	22,000	683,100
First Horizon National Corp.	35,000	604,100
Flushing Financial Corp.	632,100	15,423,240
FNB Corp.	46,000	585,120
Hilltop Holdings, Inc.	110,000	2,218,700
Hope Bancorp, Inc.	575,000	9,297,750
Huntington Bancshares, Inc.	250,000	3,730,000
Pinnacle Financial Partners, Inc.	7,000	421,050
Renasant Corp.	4,500	185,445
Sandy Spring Bancorp, Inc.	2,900	113,999
Seacoast Banking Corp. of Florida*	35,000	1,022,000

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

1290 VT GAMCO SMALL COMPANY VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
ServisFirst Bancshares, Inc.	26,000	$1,017,900
South State Corp.	7,000	574,000
State Bank Financial Corp.	41,000	1,237,380
Sterling Bancorp	746,000	16,411,999
Thomasville Bancshares, Inc.	14,000	574,000
Towne Bank	11,000	339,350
Trustmark Corp.	24,000	807,600
United Community Banks, Inc.	23,000	641,470

		69,678,529

Capital Markets (1.7%)
BKF Capital Group, Inc.*	7,000	80,150
Charles Schwab Corp. (The)	98,000	4,816,700
Cohen & Steers, Inc.	441,000	17,909,010
GAM Holding AG*	300,000	2,130,630
Janus Henderson Group plc	490,000	13,210,400
KKR & Co., Inc.	150,000	4,090,500
Legg Mason, Inc.	50,000	1,561,500
PJT Partners, Inc., Class A	105,000	5,496,750
Pzena Investment Management, Inc., Class A	72,154	688,349
Waddell & Reed Financial, Inc., Class A(x)	480,000	10,166,400
Wright Investors’ Service Holdings, Inc.*	255,000	102,000

		60,252,389

Consumer Finance (0.0%)
Medallion Financial Corp.(x)*	180,000	1,197,000

Insurance (0.2%)
Alleghany Corp.	3,295	2,150,086
Argo Group International Holdings Ltd.	71,300	4,495,465

		6,645,551

Thrifts & Mortgage Finance (0.0%)
Capitol Federal Financial, Inc.	30,000	382,200
Crazy Woman Creek Bancorp, Inc.	14,000	248,500
OceanFirst Financial Corp.	4,500	122,490

		753,190

Total Financials		138,526,659

Health Care (5.3%)
Biotechnology (0.1%)
Achaogen, Inc.(x)*	84,000	335,160
Invitae Corp.*	142,000	2,375,660
Lexicon Pharmaceuticals, Inc.(x)*	20,000	213,400
OPKO Health, Inc.(x)*	69,000	238,740

		3,162,960

Health Care Equipment & Supplies (3.9%)
Align Technology, Inc.*	300	117,366
AngioDynamics, Inc.*	34,000	739,160
Biolase, Inc.*	1	2
Cantel Medical Corp.	33,000	3,037,980
Cardiovascular Systems, Inc.*	52,000	2,035,280
CONMED Corp.	66,000	5,228,520
Cooper Cos., Inc. (The)	20,000	5,543,000
Cutera, Inc.*	585,000	19,041,750
DexCom, Inc.*	24,000	3,432,960
Heska Corp.*	34,000	3,852,540
ICU Medical, Inc.*	26,000	7,351,500
Integer Holdings Corp.*	7,000	580,650
K2M Group Holdings, Inc.*	80,000	2,189,600
Masimo Corp.*	112,000	13,948,480
Meridian Bioscience, Inc.	164,000	2,443,600
Neogen Corp.*	21,000	1,502,130
NuVasive, Inc.*	154,000	10,930,920
Nuvectra Corp.(x)*	35,033	770,025
Orthofix Medical, Inc.*	60,000	3,468,600
Quidel Corp.*	456,000	29,717,520
STERIS plc	102,000	11,668,800
Surmodics, Inc.*	41,000	3,060,650
Wright Medical Group NV*	182,500	5,296,150

		135,957,183

Health Care Providers & Services (1.0%)
Chemed Corp.	76,800	24,543,744
Henry Schein, Inc.*	20,000	1,700,600
Owens & Minor, Inc.	170,000	2,808,400
Patterson Cos., Inc.	296,100	7,239,645

		36,292,389

Health Care Technology (0.1%)
Evolent Health, Inc., Class A(x)*	64,000	1,817,600
Teladoc Health, Inc.(x)*	10,000	863,500

		2,681,100

Life Sciences Tools & Services (0.2%)
Bio-Rad Laboratories, Inc., Class A*	21,800	6,823,182

Pharmaceuticals (0.0%)
Melinta Therapeutics, Inc.*	14,000	55,300
Pain Therapeutics, Inc.*	1	1

		55,301

Total Health Care		184,972,115

Industrials (35.1%)
Aerospace & Defense (4.8%)
AAR Corp.	75,000	3,591,750
Aerojet Rocketdyne Holdings, Inc.*	1,662,000	56,491,380
Astronics Corp.*	9,000	391,500
Astronics Corp., Class B*	18,772	808,314
Curtiss-Wright Corp.	420,000	57,716,399
Ducommun, Inc.*	75,020	3,063,817
HEICO Corp.	121,093	11,214,423
Innovative Solutions & Support, Inc.*	106,409	270,279
KLX, Inc.*	54,000	3,390,120
Moog, Inc., Class A	59,500	5,115,215
Moog, Inc., Class B	29,500	2,198,045
Sparton Corp.*	65,000	937,950
Textron, Inc.	287,000	20,511,890

		165,701,082

Building Products (1.4%)
AO Smith Corp.	80,000	4,269,600
Armstrong Flooring, Inc.*	320,000	5,792,000
Fortune Brands Home & Security, Inc.	20,000	1,047,200
Griffon Corp.	2,023,067	32,672,532
Johnson Controls International plc	120,000	4,200,000

		47,981,332

Commercial Services & Supplies (4.5%)
ACCO Brands Corp.	160,000	1,808,000
Casella Waste Systems, Inc., Class A*	174,000	5,404,440
Covanta Holding Corp.	210,000	3,412,500
KAR Auction Services, Inc.	440,000	26,263,600
Kimball International, Inc., Class B(x)	171,000	2,864,250
Loomis AB, Class B	225,000	7,245,651
Matthews International Corp., Class A	70,000	3,510,500
McGrath RentCorp	24,000	1,307,280
Republic Services, Inc.	390,000	28,337,400
Rollins, Inc.	840,000	50,979,600
Team, Inc.(x)*	1,145,000	25,762,500

		156,895,721

Construction & Engineering (0.1%)
Aegion Corp.*	70,000	1,776,600
Granite Construction, Inc.	40,000	1,828,000

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

1290 VT GAMCO SMALL COMPANY VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Valmont Industries, Inc.	10,000	$1,385,000

		4,989,600

Electrical Equipment (1.4%)
AMETEK, Inc.	342,000	27,059,040
AZZ, Inc.	47,000	2,373,500
Rockwell Automation, Inc.	94,000	17,626,880
SGL Carbon SE*	15,000	164,143
Vicor Corp.*	15,000	690,000

		47,913,563

Industrial Conglomerates (0.4%)
Raven Industries, Inc.	52,500	2,401,875
Roper Technologies, Inc.	38,000	11,255,980

		13,657,855

Machinery (14.8%)
Actuant Corp., Class A	10,000	279,000
Albany International Corp., Class A	42,000	3,339,000
Altra Industrial Motion Corp.(x)	35,000	1,445,500
American Railcar Industries, Inc.	5,000	230,500
Astec Industries, Inc.	410,000	20,668,100
Chart Industries, Inc.*	160,000	12,532,800
CIRCOR International, Inc.	610,000	28,975,000
CNH Industrial NV	2,690,000	32,306,900
Crane Co.	555,000	54,584,251
Donaldson Co., Inc.	220,000	12,817,200
Eastern Co. (The)	200,500	5,694,200
EnPro Industries, Inc.	222,000	16,190,460
Federal Signal Corp.	645,000	17,273,100
Flowserve Corp.	104,000	5,687,760
Franklin Electric Co., Inc.	260,000	12,285,000
Gorman-Rupp Co. (The)	376,600	13,745,900
Graco, Inc.	450,000	20,853,000
Greenbrier Cos., Inc. (The)	35,000	2,103,500
IDEX Corp.	103,000	15,517,980
Interpump Group SpA	220,000	7,203,154
Kennametal, Inc.	250,000	10,890,000
LB Foster Co., Class A*	60,000	1,233,000
Lincoln Electric Holdings, Inc.	105,000	9,811,200
Lindsay Corp.	66,000	6,615,840
LS Starrett Co. (The), Class A	268,000	1,608,000
Lydall, Inc.*	31,000	1,336,100
Manitowoc Co., Inc. (The)*	10,000	239,900
Middleby Corp. (The)(x)*	4,800	620,880
Mueller Industries, Inc.	1,390,000	40,282,200
Mueller Water Products, Inc., Class A	1,412,000	16,252,120
Navistar International Corp.*	895,000	34,457,500
Nordson Corp.	40,000	5,556,000
Park-Ohio Holdings Corp.	498,000	19,098,300
Spartan Motors, Inc.	290,000	4,277,500
Standex International Corp.	63,000	6,567,750
Tennant Co.	303,000	23,012,850
Toro Co. (The)	48,000	2,878,560
Trinity Industries, Inc.	108,000	3,957,120
Twin Disc, Inc.*	350,000	8,064,000
Watts Water Technologies, Inc., Class A	342,000	28,386,000
Woodward, Inc.	100,000	8,086,000

		516,963,125

Road & Rail (1.0%)
Hertz Global Holdings, Inc.*	2,170,000	35,436,100

Trading Companies & Distributors (6.4%)
GATX Corp.	840,000	72,735,600
Herc Holdings, Inc.*	1,100,100	56,325,120
Kaman Corp.	978,000	65,310,840
Lawson Products, Inc.*	80,000	2,712,000
Rush Enterprises, Inc., Class B‡	516,900	20,619,141
Titan Machinery, Inc.*	49,000	758,765
United Rentals, Inc.*	27,000	4,417,200

		222,878,666

Transportation Infrastructure (0.3%)
BBA Aviation plc	2,150,000	8,423,744
Macquarie Infrastructure Corp.(x)	80,000	3,690,400

		12,114,144

Total Industrials		1,224,531,188

Information Technology (4.0%)
Communications Equipment (0.1%)
Communications Systems, Inc.	370,052	1,036,146
EchoStar Corp., Class A*	30,000	1,391,100
Plantronics, Inc.	40,000	2,412,000

		4,839,246

Electronic Equipment, Instruments & Components (2.3%)
Badger Meter, Inc.	109,000	5,771,550
Bel Fuse, Inc., Class A‡	155,000	3,275,150
Belden, Inc.	6,000	428,460
CTS Corp.	972,748	33,365,256
Daktronics, Inc.	130,000	1,019,200
Itron, Inc.*	82,000	5,264,400
KEMET Corp.*	15,000	278,250
Littelfuse, Inc.	65,000	12,862,850
Park Electrochemical Corp.	750,000	14,617,500
Trans-Lux Corp.*	27,555	6,889

		76,889,505

IT Services (0.2%)
Edgewater Technology, Inc.*	600,000	3,012,000
Internap Corp.(x)*	297,024	3,751,413
Steel Connect, Inc.*	600,000	1,278,000

		8,041,413

Semiconductors & Semiconductor Equipment (0.3%)
Cypress Semiconductor Corp.	810,000	11,736,900

Software (0.4%)
FalconStor Software, Inc.(x)*	100,000	6,450
Fortinet, Inc.*	26,000	2,399,020
Tyler Technologies, Inc.*	49,000	12,007,940

		14,413,410

Technology Hardware, Storage & Peripherals (0.7%)
3D Systems Corp.(x)*	135,000	2,551,500
Diebold Nixdorf, Inc.(x)	1,725,000	7,762,500
NCR Corp.*	48,000	1,363,680
Stratasys Ltd.(x)*	400,000	9,244,000
TransAct Technologies, Inc.	80,000	1,152,000

		22,073,680

Total Information Technology		137,994,154

Materials (8.8%)
Chemicals (4.9%)
Albemarle Corp.(x)	28,000	2,793,840
Ashland Global Holdings, Inc.	58,000	4,863,880
Core Molding Technologies, Inc.	330,000	2,201,100
Ferro Corp.*	1,930,000	44,814,600
FMC Corp.	30,000	2,615,400
GCP Applied Technologies, Inc.*	345,000	9,159,750
HB Fuller Co.	270,000	13,950,900
Huntsman Corp.	138,000	3,757,740
Minerals Technologies, Inc.	177,000	11,965,200
NewMarket Corp.	15,500	6,285,405
Olin Corp.	120,000	3,081,600
OMNOVA Solutions, Inc.*	660,000	6,501,000
Platform Specialty Products Corp.*	65,000	810,550
Quaker Chemical Corp.	5,000	1,011,050
Scotts Miracle-Gro Co. (The)	83,000	6,534,590
Sensient Technologies Corp.	236,000	18,056,360
Takasago International Corp.	40,000	1,464,531
Tredegar Corp.	1,270,000	27,495,500

See Notes to Portfolio of Investments.

4

EQ ADVISORS TRUST

1290 VT GAMCO SMALL COMPANY VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Valvoline, Inc.	164,720	$3,543,127

		170,906,123

Containers & Packaging (1.6%)
Greif, Inc., Class A	212,030	11,377,530
Myers Industries, Inc.	1,600,000	37,200,000
Sonoco Products Co.	155,000	8,602,500

		57,180,030

Metals & Mining (1.9%)
Allegheny Technologies, Inc.*	660,000	19,503,000
Ampco-Pittsburgh Corp.*	432,000	2,548,800
Barrick Gold Corp.	24,000	265,920
Century Aluminum Co.*	52,000	622,440
Haynes International, Inc.	48,000	1,704,000
Kinross Gold Corp.*	45,000	121,500
Materion Corp.	450,000	27,225,000
TimkenSteel Corp.*	885,000	13,159,950

		65,150,610

Paper & Forest Products (0.4%)
Louisiana-Pacific Corp.	540,000	14,304,600

Total Materials		307,541,363

Real Estate (2.8%)
Equity Real Estate Investment Trusts (REITs) (1.8%)
Ryman Hospitality Properties, Inc. (REIT)	687,000	59,198,790
Seritage Growth Properties (REIT), Class A(x)	59,000	2,801,910

		62,000,700

Real Estate Management & Development (1.0%)
Capital Properties, Inc., Class A	67,000	1,015,050
Griffin Industrial Realty, Inc.‡	320,122	12,484,758
Gyrodyne LLC*	3,000	61,500
St Joe Co. (The)*	830,000	13,944,000
Tejon Ranch Co.*	370,059	8,033,981

		35,539,289

Total Real Estate		97,539,989

Utilities (6.6%)
Electric Utilities (3.7%)
El Paso Electric Co.	716,000	40,955,200
Evergy, Inc.	325,000	17,849,000
Otter Tail Corp.	374,000	17,914,600
PNM Resources, Inc.	1,272,000	50,180,400

		126,899,200

Gas Utilities (1.5%)
Chesapeake Utilities Corp.	6,000	503,400
National Fuel Gas Co.	182,000	10,202,920
Northwest Natural Gas Co.	32,000	2,140,800
ONE Gas, Inc.	40,000	3,291,200
Southwest Gas Holdings, Inc.	472,000	37,302,160

		53,440,480

Independent Power and Renewable Electricity Producers (0.2%)
AES Corp.	240,000	3,360,000
Ormat Technologies, Inc.	80,000	4,328,800

		7,688,800

Multi-Utilities (1.0%)
Black Hills Corp.	300,000	17,427,000
NorthWestern Corp.	280,000	16,424,800

		33,851,800

Water Utilities (0.2%)
Cadiz, Inc.(x)*	10,000	111,500
SJW Group	104,000	6,359,600
York Water Co. (The)	43,500	1,322,400

		7,793,500

Total Utilities		229,673,780

Total Common Stocks (96.9%) (Cost $1,605,781,713)		3,373,312,650

PREFERRED STOCK:
Industrials (0.1%)
Industrial Conglomerates (0.1%)
Steel Partners Holdings LP
6.000%	145,000	3,313,250

Total Preferred Stock (0.1%) (Cost $3,480,000)		3,313,250

	Number of Rights	Value (Note 1)
RIGHTS:
Communication Services (0.0%)
Media (0.0%)
Media General, Inc., CVR(r)*	877,500	—

Total Communication Services		—

Consumer Staples (0.0%)
Food Products (0.0%)
Schuman, Inc., CVR(r)*	115,000	172,500

Total Consumer Staples		172,500

Health Care (0.0%)
Pharmaceuticals (0.0%)
Sanofi, CVR, expiring 12/31/20*	50,000	27,995

Total Health Care		27,995

Total Rights (0.0%) (Cost $335,269)		200,495

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Company (0.2%)
JPMorgan Prime Money Market Fund, IM Shares	5,303,832	5,305,423

	Principal Amount	Value (Note 1)
Repurchase Agreements (3.2%)
Citigroup Global Markets, Inc., 2.44%, dated 9/28/18, due 10/5/18, repurchase price $12,505,931, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 1.625%-2.250%, maturing 11/30/19-11/15/27; total market value $13,178,576.(xx)	$12,500,000	12,500,000
Deutsche Bank Securities, Inc., 2.26%, dated 9/28/18, due 10/1/18, repurchase price $1,518,760, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 5/15/19-8/15/47; total market value $1,548,843.(xx)	1,518,474	1,518,474

See Notes to Portfolio of Investments.

5

EQ ADVISORS TRUST

1290 VT GAMCO SMALL COMPANY VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

	Principal Amount	Value (Note 1)
HSBC Securities, Inc., 2.18%, dated 9/25/18, due 10/2/18, repurchase price $3,000,727, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 2/15/33-2/15/43; total market value $3,061,112.(xx)	$3,000,000	$3,000,000
Natwest Markets Securities, Inc., 2.19%, dated 9/28/18, due 10/5/18, repurchase price $2,000,852, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-3.375%, maturing 2/15/19-5/15/44; total market value $2,040,373.(xx)	2,000,000	2,000,000
Natwest Markets Securities, Inc., 2.25%, dated 9/28/18, due 10/1/18, repurchase price $1,000,188, collateralized by various U.S. Government Treasury Securities, ranging from 1.375%-2.875%, maturing 5/31/19-11/15/26; total market value $1,020,192.(xx)	1,000,000	1,000,000
Societe Generale SA, 2.19%, dated 9/28/18, due 10/5/18, repurchase price $10,004,258, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.125%, maturing 11/8/18-11/15/45; total market value $10,200,000.(xx)	10,000,000	10,000,000
Societe Generale SA, 2.19%, dated 9/28/18, due 10/5/18, repurchase price $18,007,665, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-3.875%, maturing 11/8/18-8/15/45; total market value $18,360,012.(xx)	18,000,000	18,000,000
Societe Generale SA, 2.34%, dated 9/28/18, due 10/5/18, repurchase price $17,007,735, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.000%-4.250%, maturing 2/7/19-2/15/47; total market value $18,881,023.(xx)	17,000,000	17,000,000
Societe Generale SA, 2.34%, dated 9/28/18, due 10/5/18, repurchase price $15,006,825, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.000%-4.250%, maturing 2/7/19-2/15/47; total market value $16,659,726.(xx)	15,000,000	15,000,000
Societe Generale SA, 2.34%, dated 9/28/18, due 10/5/18, repurchase price $32,014,560, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.000%-4.250%, maturing 2/7/19-2/15/47; total market value $35,540,749.(xx)	32,000,000	32,000,000

Total Repurchase Agreements		112,018,474

Total Short-Term Investments (3.4%) (Cost $117,321,775)		117,323,897

Total Investments in Securities (100.4%) (Cost $1,726,918,757)		3,494,150,292
Other Assets Less Liabilities (-0.4%)		(15,324,197)

Net Assets (100%)		$3,478,826,095

See Notes to Portfolio of Investments.

6

EQ ADVISORS TRUST

1290 VT GAMCO SMALL COMPANY VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

*	Non-income producing.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

(r)	Value determined using significant unobservable inputs.

(x)	All or a portion of security is on loan at September 30, 2018.

(xx)

At September 30, 2018, the Portfolio had loaned securities with a total value of $112,793,403. This was secured by cash collateral of $112,018,474 which was subsequently invested in joint repurchase agreements with a total value of $112,018,474, for which the Portfolio has a proportionate interest as reported in the Portfolio of Investments as Repurchase Agreements, and $4,262,599 collateralized by various U.S. Government Treasury Securities, ranging from 0.000% - 8.750%, maturing 10/4/18-11/15/47.

Glossary:

ADR — American Depositary Receipt

CVR — Contingent Value Right

See Notes to Portfolio of Investments.

7

EQ ADVISORS TRUST

1290 VT GAMCO SMALL COMPANY VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

Investments in companies which were affiliates for nine months ended September 30, 2018, were as follows:

Security Description	Shares at September 30, 2018	Market Value December 31, 2017 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value September 30, 2018 ($)	Dividend/Interest Income ($)	Capital Gain Distributions ($)
Beasley Broadcast Group, Inc., Class A**	615,000	7,786,566	266,739	(32,138)	(1,056)	(3,776,611)	4,243,500	88,675	—
Bel Fuse, Inc., Class A	155,000	3,366,186	35,636	(28,574)	(19)	(98,079)	3,275,150	27,912	—
Canterbury Park Holding Corp.	323,000	5,313,350	—	—	—	(387,600)	4,925,750	67,830	—
Griffin Industrial Realty, Inc.	320,122	11,748,477	—	—	—	736,281	12,484,758	—	—
Ingles Markets, Inc., Class A	788,500	27,134,012	190,838	(60,948)	3,656	(261,433)	27,006,125	389,931	—
Myers Industries, Inc.***	1,600,000	30,030,000	1,109,999	—	—	6,060,001	37,200,000	639,900	—
Oil-Dri Corp. of America	438,000	18,177,000	—	—	—	(1,287,720)	16,889,280	306,600	—
Rush Enterprises, Inc., Class B	516,900	24,105,000	678,653	—	—	(4,164,512)	20,619,141	62,028	—

Total		127,660,591	2,281,865	(121,660)	2,581	(3,179,673)	126,643,704	1,582,876	—

**	Not affiliated at December 31, 2017.

***	Not affiliated at September 30, 2018.

See Notes to Portfolio of Investments.

8

EQ ADVISORS TRUST

1290 VT GAMCO SMALL COMPANY VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2018:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Communication Services	$371,757,375	$772,605	$—		$372,529,980
Consumer Discretionary	440,199,939	24,765,040	—		464,964,979
Consumer Staples	164,720,182	12,583,905	—		177,304,087
Energy	37,734,356	—	—		37,734,356
Financials	135,391,379	3,135,280	—		138,526,659
Health Care	184,972,115	—	—		184,972,115
Industrials	1,198,488,137	26,043,051	—		1,224,531,188
Information Technology	133,675,969	4,318,185	—		137,994,154
Materials	306,076,832	1,464,531	—		307,541,363
Real Estate	83,978,681	13,561,308	—		97,539,989
Utilities	229,673,780	—	—		229,673,780
Preferred Stocks
Industrials	3,313,250	—	—		3,313,250
Rights
Communication Services	—	—	—	(a)	—	(a)
Consumer Staples	—	—	172,500		172,500
Health Care	27,995	—	—		27,995
Short-Term Investments
Investment Company	5,305,423	—	—		5,305,423
Repurchase Agreements	—	112,018,474	—		112,018,474

Total Assets	$3,295,315,413	$198,662,379	$172,500		$3,494,150,292

Total Liabilities	$—	$—	$—		$—

Total	$3,295,315,413	$198,662,379	$172,500		$3,494,150,292

(a)	Value is zero.

There were no transfers between Levels 1, 2 or 3 during the nine months ended September 30, 2018.

As of September 30, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,875,551,538
Aggregate gross unrealized depreciation	(113,359,188)

Net unrealized appreciation	$1,762,192,350

Federal income tax cost of investments in securities and derivative instruments, if applicable	$1,731,957,942

See Notes to Portfolio of Investments.

9

EQ ADVISORS TRUST

1290 VT HIGH YIELD BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2018 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Corporate Bonds (82.8%)
Communication Services (15.4%)
Diversified Telecommunication Services (4.5%)
Altice France SA
7.375%, 5/1/26§	$325,000	$325,000
CCO Holdings LLC
5.250%, 3/15/21	275,000	277,062
5.250%, 9/30/22	572,000	579,322
5.125%, 5/1/23§	1,315,000	1,318,287
5.875%, 4/1/24§	475,000	484,500
5.750%, 2/15/26§	400,000	401,000
5.875%, 5/1/27§	735,000	729,488
5.000%, 2/1/28§	310,000	290,222
CenturyLink, Inc.
Series G
6.875%, 1/15/28(x)	255,000	244,162
Series V
5.625%, 4/1/20	525,000	535,500
Series W
6.750%, 12/1/23	270,000	280,476
Cincinnati Bell, Inc.
7.000%, 7/15/24§	487,000	448,040
Frontier Communications Corp.
8.500%, 4/1/26§	196,000	184,607
Level 3 Financing, Inc.
5.375%, 8/15/22	955,000	960,372
5.125%, 5/1/23	350,000	351,750
Sprint Capital Corp.
6.900%, 5/1/19	175,000	177,625
8.750%, 3/15/32	312,000	350,626
Virgin Media Finance plc
6.000%, 10/15/24§	800,000	799,040
5.750%, 1/15/25§	250,000	245,313
Windstream Services LLC
8.625%, 10/31/25§	432,000	414,720

		9,397,112

Entertainment (1.7%)
AMC Entertainment Holdings, Inc.
5.875%, 11/15/26(x)	900,000	861,750
6.125%, 5/15/27	375,000	359,531
Ascend Learning LLC
6.875%, 8/1/25§	1,080,000	1,086,750
Cinemark USA, Inc.
4.875%, 6/1/23	550,000	541,063
Live Nation Entertainment, Inc.
4.875%, 11/1/24§	296,000	289,710
National CineMedia LLC
6.000%, 4/15/22	355,000	360,325

		3,499,129

Interactive Media & Services (0.5%)
Match Group, Inc.
6.375%, 6/1/24	358,000	375,900
Rackspace Hosting, Inc.
8.625%, 11/15/24(x)§	652,000	634,070

		1,009,970

Media (5.4%)
Altice Financing SA
6.625%, 2/15/23§	625,000	629,687
Altice Luxembourg SA
7.750%, 5/15/22§	810,000	786,753
AMC Networks, Inc.
5.000%, 4/1/24	500,000	492,500
Cable One, Inc.
5.750%, 6/15/22§	50,000	50,812
Cequel Communications Holdings I LLC
5.125%, 12/15/21§	389,000	390,945
CSC Holdings LLC
5.250%, 6/1/24	750,000	733,125
5.375%, 2/1/28§	200,000	190,750
DISH DBS Corp.
7.875%, 9/1/19	432,000	447,206
5.875%, 7/15/22(x)	326,000	318,209
McGraw-Hill Global Education Holdings LLC
7.875%, 5/15/24(x)§	522,000	469,800
Meredith Corp.
6.875%, 2/1/26§	477,000	488,353
Midcontinent Communications
6.875%, 8/15/23§	350,000	367,281
Quebecor Media, Inc.
5.750%, 1/15/23	930,000	956,738
Sirius XM Radio, Inc.
4.625%, 5/15/23§	650,000	643,500
6.000%, 7/15/24§	865,000	894,194
Tribune Media Co.
5.875%, 7/15/22	938,000	954,415
Unitymedia GmbH
6.125%, 1/15/25§	550,000	577,500
Ziggo Bond Finance BV
6.000%, 1/15/27§	875,000	795,156
Ziggo BV
5.500%, 1/15/27§	1,310,000	1,229,173

		11,416,097

Wireless Telecommunication Services (3.3%)
Digicel Ltd.
6.000%, 4/15/21(x)§	720,000	666,000
Hughes Satellite Systems Corp.
7.625%, 6/15/21	900,000	972,270
Sprint Communications, Inc.
7.000%, 8/15/20	135,000	140,886
6.000%, 11/15/22	325,000	331,500
Sprint Corp.
7.875%, 9/15/23	814,000	876,108
7.125%, 6/15/24	1,761,000	1,827,038
7.625%, 3/1/26	445,000	471,166
T-Mobile USA, Inc.
6.000%, 3/1/23(r)	967,000	—
6.000%, 3/1/23	967,000	992,916
6.000%, 4/15/24(r)	184,000	—
6.000%, 4/15/24	272,000	281,520
6.375%, 3/1/25(r)	269,000	—
6.375%, 3/1/25	269,000	279,921

		6,839,325

Total Communication Services		32,161,633

Consumer Discretionary (7.3%)
Auto Components (0.2%)
Icahn Enterprises LP
6.000%, 8/1/20	226,000	229,639
6.375%, 12/15/25	234,000	234,889

		464,528

Distributors (0.8%)
Core & Main LP
6.125%, 8/15/25§	241,000	231,071
LKQ Corp.
4.750%, 5/15/23	800,000	798,500

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

1290 VT HIGH YIELD BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

	Principal Amount	Value (Note 1)
Univar USA, Inc.
6.750%, 7/15/23§	$568,000	$586,460

		1,616,031

Diversified Consumer Services (0.2%)
ServiceMaster Co. LLC (The)
5.125%, 11/15/24§	350,000	346,080

Hotels, Restaurants & Leisure (4.7%)
1011778 BC ULC
4.625%, 1/15/22§	760,000	760,988
4.250%, 5/15/24(b)§	98,000	92,982
5.000%, 10/15/25§	1,180,000	1,125,425
Boyd Gaming Corp.
6.875%, 5/15/23	150,000	157,575
6.000%, 8/15/26	875,000	881,562
Boyne USA, Inc.
7.250%, 5/1/25§	301,000	318,308
Caesars Resort Collection LLC
5.250%, 10/15/25§	975,000	928,687
Delta Merger Sub, Inc.
6.000%, 9/15/26(b)§	280,000	283,500
Eldorado Resorts, Inc.
7.000%, 8/1/23	448,000	472,080
International Game Technology plc
6.250%, 2/15/22§	975,000	1,007,906
6.250%, 1/15/27(b)§	400,000	404,960
LTF Merger Sub, Inc.
8.500%, 6/15/23§	600,000	623,625
MGM Resorts International
8.625%, 2/1/19	235,000	239,112
6.625%, 12/15/21	50,000	52,813
5.750%, 6/15/25	650,000	650,813
Scientific Games International, Inc.
10.000%, 12/1/22	314,000	332,463
Silversea Cruise Finance Ltd.
7.250%, 2/1/25§	163,000	177,059
Stars Group Holdings BV
7.000%, 7/15/26§	464,000	478,106
Station Casinos LLC
5.000%, 10/1/25§	825,000	789,195

		9,777,159

Household Durables (0.1%)
William Lyon Homes, Inc.
6.000%, 9/1/23	215,000	207,754

Internet & Direct Marketing Retail (0.4%)
Netflix, Inc.
5.500%, 2/15/22	775,000	799,257

Multiline Retail (0.0%)
Cumberland Farms, Inc.
6.750%, 5/1/25§	131,000	134,357

Specialty Retail (0.9%)
KGA Escrow LLC
7.500%, 8/15/23§	469,000	486,588
Party City Holdings, Inc.
6.625%, 8/1/26§	143,000	144,788
Penske Automotive Group, Inc.
5.750%, 10/1/22	229,000	232,721
Staples, Inc.
8.500%, 9/15/25§	1,039,000	977,283

		1,841,380

Total Consumer Discretionary		15,186,546

Consumer Staples (4.3%)
Food & Staples Retailing (0.4%)
Rite Aid Corp.
6.125%, 4/1/23§	484,000	433,809
US Foods, Inc.
5.875%, 6/15/24§	400,000	402,000

		835,809

Food Products (2.1%)
B&G Foods, Inc.
4.625%, 6/1/21	500,000	499,375
Clearwater Seafoods, Inc.
6.875%, 5/1/25§	236,000	227,740
JBS USA LUX SA
5.750%, 6/15/25§	512,000	498,560
6.750%, 2/15/28§	429,000	425,184
Lamb Weston Holdings, Inc.
4.875%, 11/1/26§	246,000	241,474
Pilgrim’s Pride Corp.
5.875%, 9/30/27§	503,000	476,291
Post Holdings, Inc.
5.500%, 3/1/25§	300,000	298,500
5.000%, 8/15/26§	275,000	260,370
5.750%, 3/1/27§	633,000	622,745
5.625%, 1/15/28§	224,000	215,600
Sigma Holdco BV
7.875%, 5/15/26§	567,000	532,980

		4,298,819

Household Products (1.0%)
Central Garden & Pet Co.
6.125%, 11/15/23	239,000	246,469
Kronos Acquisition Holdings, Inc.
9.000%, 8/15/23§	213,000	200,752
Spectrum Brands Holdings, Inc.
7.750%, 1/15/22	1,200,000	1,235,400
Spectrum Brands, Inc.
6.625%, 11/15/22	380,000	389,025

		2,071,646

Personal Products (0.8%)
First Quality Finance Co., Inc.
4.625%, 5/15/21§	284,000	283,659
Prestige Brands, Inc.
5.375%, 12/15/21§	778,000	778,000
6.375%, 3/1/24(x)§	558,000	565,366

		1,627,025

Total Consumer Staples		8,833,299

Energy (9.9%)
Energy Equipment & Services (0.3%)
Nabors Industries, Inc.
5.750%, 2/1/25§	301,000	288,396
Precision Drilling Corp.
7.750%, 12/15/23	298,000	316,267

		604,663

Oil, Gas & Consumable Fuels (9.6%)
American Midstream Partners LP
9.250%, 12/15/21(e)§	768,000	768,960
Antero Resources Corp.
5.625%, 6/1/23	337,000	344,161
Ascent Resources Utica Holdings LLC
10.000%, 4/1/22§	529,000	595,125
7.000%, 11/1/26(b)§	496,000	491,834
Berry Petroleum Co. LLC
7.000%, 2/15/26§	212,000	219,420

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

1290 VT HIGH YIELD BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

	Principal Amount	Value (Note 1)
Blue Racer Midstream LLC
6.125%, 11/15/22§	$705,000	$723,506
6.625%, 7/15/26§	379,000	386,125
Callon Petroleum Co.
6.125%, 10/1/24	350,000	356,580
Calumet Specialty Products Partners LP
7.625%, 1/15/22	516,000	517,290
Chesapeake Energy Corp.
7.000%, 10/1/24	276,000	275,310
Crestwood Midstream Partners LP
6.250%, 4/1/23	370,000	382,025
CrownRock LP
5.625%, 10/15/25§	408,000	397,310
Delek Logistics Partners LP
6.750%, 5/15/25	485,000	488,637
Endeavor Energy Resources LP
5.500%, 1/30/26§	160,000	159,600
Extraction Oil & Gas, Inc.
7.375%, 5/15/24§	400,000	392,000
5.625%, 2/1/26§	875,000	774,375
Genesis Energy LP
5.625%, 6/15/24	386,000	363,805
6.500%, 10/1/25	578,000	563,550
Gulfport Energy Corp.
6.000%, 10/15/24	750,000	731,250
6.375%, 5/15/25	150,000	147,750
6.375%, 1/15/26	392,000	381,220
Hess Infrastructure Partners LP
5.625%, 2/15/26§	425,000	429,250
Holly Energy Partners LP
6.000%, 8/1/24§	609,000	623,464
Jagged Peak Energy LLC
5.875%, 5/1/26(b)§	50,000	49,690
Matador Resources Co.
5.875%, 9/15/26§	625,000	632,062
Oasis Petroleum, Inc.
6.875%, 3/15/22(x)	194,000	197,395
6.250%, 5/1/26(x)§	262,000	266,258
Parsley Energy LLC
6.250%, 6/1/24§	369,000	384,683
5.625%, 10/15/27§	267,000	268,168
PBF Holding Co. LLC
7.000%, 11/15/23	272,000	282,540
PBF Logistics LP
6.875%, 5/15/23	938,000	959,105
PDC Energy, Inc.
5.750%, 5/15/26	150,000	142,500
Range Resources Corp.
5.750%, 6/1/21	245,000	251,431
Sanchez Energy Corp.
6.125%, 1/15/23	496,000	283,960
7.250%, 2/15/23(x)§	292,000	286,525
SemGroup Corp.
5.625%, 7/15/22	435,000	431,738
5.625%, 11/15/23	255,000	247,350
SM Energy Co.
6.750%, 9/15/26(x)	299,000	310,586
Southern Star Central Corp.
5.125%, 7/15/22§	517,000	515,732
Southwestern Energy Co.
7.750%, 10/1/27(x)	345,000	363,975
SRC Energy, Inc.
6.250%, 12/1/25	525,000	493,500
Summit Midstream Holdings LLC
5.500%, 8/15/22	358,000	356,658
Sunoco LP
4.875%, 1/15/23§	475,000	469,953
5.500%, 2/15/26§	375,000	361,013
Targa Resources Partners LP
6.750%, 3/15/24	440,000	463,100
TransMontaigne Partners LP
6.125%, 2/15/26	332,000	312,910
Whiting Petroleum Corp.
6.625%, 1/15/26(x)	184,000	191,360
WildHorse Resource Development Corp.
6.875%, 2/1/25	650,000	671,190
WPX Energy, Inc.
5.750%, 6/1/26	282,000	285,878

		19,991,807

Total Energy		20,596,470

Financials (8.4%)
Capital Markets (1.3%)
Drawbridge Special Opportunities Fund LP
5.000%, 8/1/21§	975,000	976,456
Eagle Holding Co. II LLC
7.625%, 5/15/22 PIK§	1,521,000	1,538,112
MSCI, Inc.
5.375%, 5/15/27§	184,000	187,335

		2,701,903

Consumer Finance (0.5%)
Ally Financial, Inc.
4.625%, 5/19/22	262,000	263,624
Enova International, Inc.
8.500%, 9/1/24§	314,000	315,570
Lincoln Finance Ltd.
7.375%, 4/15/21§	575,000	593,745

		1,172,939

Diversified Financial Services (1.5%)
Financial & Risk US Holdings, Inc.
6.250%, 5/15/26(b)§	1,134,000	1,138,196
8.250%, 11/15/26(b)§	208,000	206,731
LoanCore Capital Markets LLC
6.875%, 6/1/20§	450,000	453,375
Oxford Finance LLC
6.375%, 12/15/22§	950,000	971,375
Verscend Escrow Corp.
9.750%, 8/15/26§	332,000	342,790

		3,112,467

Insurance (3.9%)
Acrisure LLC
7.000%, 11/15/25§	2,125,000	1,978,906
Alliant Holdings Intermediate LLC
8.250%, 8/1/23§	1,450,000	1,506,260
AssuredPartners, Inc.
7.000%, 8/15/25§	525,000	519,750
Fidelity & Guaranty Life Holdings, Inc.
5.500%, 5/1/25§	1,200,000	1,185,720
HUB International Ltd.
7.000%, 5/1/26§	750,000	749,063
NFP Corp.
6.875%, 7/15/25§	1,475,000	1,475,000
USIS Merger Sub, Inc.
6.875%, 5/1/25§	679,000	678,185

		8,092,884

Thrifts & Mortgage Finance (1.2%)
Freedom Mortgage Corp.
8.250%, 4/15/25§	296,000	287,120

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

1290 VT HIGH YIELD BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

	Principal Amount	Value (Note 1)
Ladder Capital Finance Holdings LLLP
5.250%, 10/1/25§	$1,222,000	$1,148,680
Provident Funding Associates LP
6.375%, 6/15/25§	725,000	725,000
Quicken Loans, Inc.
5.750%, 5/1/25§	275,000	275,440

		2,436,240

Total Financials		17,516,433

Health Care (11.2%)
Biotechnology (0.3%)
Sotera Health Topco, Inc.
8.125%, 11/1/21 PIK§	630,000	635,513

Health Care Equipment & Supplies (0.2%)
Sotera Health Holdings LLC
6.500%, 5/15/23§	379,000	390,370

Health Care Providers & Services (9.2%)
Acadia Healthcare Co., Inc.
5.125%, 7/1/22	700,000	701,750
5.625%, 2/15/23	140,000	141,050
Centene Corp.
6.125%, 2/15/24	455,000	477,750
DaVita, Inc.
5.750%, 8/15/22	750,000	764,700
5.125%, 7/15/24	850,000	823,437
Encompass Health Corp.
5.125%, 3/15/23	100,000	100,250
5.750%, 11/1/24	825,000	833,250
Enterprise Merger Sub, Inc.
8.750%, 10/15/26(b)§	900,000	900,000
Envision Healthcare Corp.
5.625%, 7/15/22	271,000	277,856
6.250%, 12/1/24§	260,000	279,500
HCA, Inc.
7.500%, 2/15/22	693,000	758,835
5.875%, 5/1/23	1,650,000	1,736,625
7.690%, 6/15/25	254,000	284,297
5.875%, 2/15/26	364,000	378,560
5.375%, 9/1/26	250,000	252,500
5.625%, 9/1/28	300,000	301,500
LifePoint Health, Inc.
5.500%, 12/1/21	362,000	367,430
MPH Acquisition Holdings LLC
7.125%, 6/1/24§	876,000	908,850
NVA Holdings, Inc.
6.875%, 4/1/26§	1,575,000	1,571,063
Polaris Intermediate Corp.
8.500%, 12/1/22 PIK§	596,000	616,860
RegionalCare Hospital Partners Holdings, Inc.
8.250%, 5/1/23§	1,800,000	1,885,500
Select Medical Corp.
6.375%, 6/1/21	800,000	810,000
Surgery Center Holdings, Inc.
8.875%, 4/15/21(x)§	273,000	283,920
6.750%, 7/1/25§	330,000	315,150
Syneos Health, Inc.
7.500%, 10/1/24§	441,000	467,460
Team Health Holdings, Inc.
6.375%, 2/1/25(x)§	653,000	573,008
Tenet Healthcare Corp.
7.500%, 1/1/22§	704,000	733,920
4.625%, 7/15/24	400,000	388,500
5.125%, 5/1/25	271,000	266,257
7.000%, 8/1/25(x)	243,000	239,963
WellCare Health Plans, Inc.
5.375%, 8/15/26§	328,000	333,346
West Street Merger Sub, Inc.
6.375%, 9/1/25§	340,000	322,150

		19,095,237

Health Care Technology (0.3%)
IQVIA, Inc.
4.875%, 5/15/23§	524,000	526,515

Life Sciences Tools & Services (0.1%)
Charles River Laboratories International, Inc.
5.500%, 4/1/26§	268,000	272,355

Pharmaceuticals (1.1%)
Bausch Health Cos., Inc.
7.500%, 7/15/21§	298,000	303,587
6.125%, 4/15/25§	526,000	499,121
5.500%, 11/1/25§	424,000	424,000
9.250%, 4/1/26§	621,000	669,128
Catalent Pharma Solutions, Inc.
4.875%, 1/15/26§	107,000	103,127
Endo Finance LLC
7.250%, 1/15/22§	346,000	337,350

		2,336,313

Total Health Care		23,256,303

Industrials (9.8%)
Aerospace & Defense (2.2%)
Bombardier, Inc.
8.750%, 12/1/21§	68,000	75,011
7.500%, 12/1/24§	443,000	467,365
BWX Technologies, Inc.
5.375%, 7/15/26§	146,000	147,460
TransDigm UK Holdings plc
6.875%, 5/15/26§	382,000	391,550
TransDigm, Inc.
5.500%, 10/15/20	330,000	330,000
6.000%, 7/15/22	1,478,000	1,502,091
6.500%, 5/15/25	500,000	509,400
6.375%, 6/15/26	725,000	732,758
Triumph Group, Inc.
7.750%, 8/15/25	434,000	420,980

		4,576,615

Building Products (1.2%)
Masonite International Corp.
5.625%, 3/15/23§	74,000	75,576
Reliance Intermediate Holdings LP
6.500%, 4/1/23§	750,000	777,188
Standard Industries, Inc.
5.500%, 2/15/23§	660,000	667,458
6.000%, 10/15/25§	374,000	382,415
Summit Materials LLC
6.125%, 7/15/23	654,000	659,722

		2,562,359

Commercial Services & Supplies (2.5%)
ACCO Brands Corp.
5.250%, 12/15/24§	373,000	371,135
APX Group, Inc.
8.875%, 12/1/22(b)§	328,000	329,230
Covanta Holding Corp.
6.375%, 10/1/22	362,000	369,240
Hulk Finance Corp.
7.000%, 6/1/26§	484,000	467,060
KAR Auction Services, Inc.
5.125%, 6/1/25§	300,000	292,500

See Notes to Portfolio of Investments.

4

EQ ADVISORS TRUST

1290 VT HIGH YIELD BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

	Principal Amount	Value (Note 1)
Matthews International Corp.
5.250%, 12/1/25§	$238,000	$230,860
Multi-Color Corp.
6.125%, 12/1/22§	465,000	475,462
4.875%, 11/1/25§	455,000	423,719
Nielsen Finance LLC
5.000%, 4/15/22§	1,480,000	1,443,000
Prime Security Services Borrower LLC
9.250%, 5/15/23§	577,000	617,101
Waste Pro USA, Inc.
5.500%, 2/15/26§	175,000	171,063

		5,190,370

Construction & Engineering (0.6%)
AECOM
5.125%, 3/15/27	184,000	179,676
AECOM Global II LLC
5.000%, 4/1/22(e)	265,000	267,815
frontdoor, Inc.
6.750%, 8/15/26§	450,000	462,375
New Enterprise Stone & Lime Co., Inc.
6.250%, 3/15/26§	249,000	250,569

		1,160,435

Electrical Equipment (0.0%)
Energizer Gamma Acquisition, Inc.
6.375%, 7/15/26§	93,000	95,325

Machinery (0.7%)
Mueller Water Products, Inc.
5.500%, 6/15/26§	372,000	373,395
Novelis Corp.
6.250%, 8/15/24§	80,000	81,904
5.875%, 9/30/26§	310,000	302,870
Welbilt, Inc.
9.500%, 2/15/24	657,000	718,627

		1,476,796

Professional Services (0.6%)
IHS Markit Ltd.
5.000%, 11/1/22§	59,000	61,012
Jaguar Holding Co. II
6.375%, 8/1/23§	1,107,000	1,115,302

		1,176,314

Road & Rail (1.9%)
DAE Funding LLC
4.500%, 8/1/22§	300,000	292,125
5.000%, 8/1/24§	1,707,000	1,670,726
Kenan Advantage Group, Inc. (The)
7.875%, 7/31/23§	957,000	987,529
Park Aerospace Holdings Ltd.
5.500%, 2/15/24§	418,000	428,450
Watco Cos. LLC
6.375%, 4/1/23§	641,000	653,820

		4,032,650

Trading Companies & Distributors (0.1%)
Beacon Roofing Supply, Inc.
6.375%, 10/1/23	161,000	166,434
WESCO Distribution, Inc.
5.375%, 6/15/24	25,000	24,812

		191,246

Total Industrials		20,462,110

Information Technology (11.0%)
Communications Equipment (1.2%)
CommScope Technologies LLC
6.000%, 6/15/25§	1,301,000	1,340,030
ViaSat, Inc.
5.625%, 9/15/25§	1,200,000	1,135,920

		2,475,950

Electronic Equipment, Instruments & Components (0.2%)
Itron, Inc.
5.000%, 1/15/26§	389,000	372,468

IT Services (3.3%)
Alliance Data Systems Corp.
5.875%, 11/1/21§	300,000	306,375
5.375%, 8/1/22§	1,355,000	1,360,081
Exela Intermediate LLC
10.000%, 7/15/23§	490,000	521,262
First Data Corp.
5.375%, 8/15/23§	694,000	704,844
7.000%, 12/1/23§	537,000	559,178
Gartner, Inc.
5.125%, 4/1/25§	140,000	140,612
GTT Communications, Inc.
7.875%, 12/31/24(x)§	470,000	456,488
Unisys Corp.
10.750%, 4/15/22§	250,000	281,250
Zayo Group LLC
6.000%, 4/1/23	1,715,000	1,766,450
5.750%, 1/15/27§	714,000	712,572

		6,809,112

Semiconductors & Semiconductor Equipment (0.1%)
NXP BV
4.625%, 6/1/23§	266,000	269,671

Software (5.2%)
ACI Worldwide, Inc.
5.750%, 8/15/26§	1,203,000	1,218,037
CDK Global, Inc.
5.875%, 6/15/26	230,000	236,612
Change Healthcare Holdings LLC
5.750%, 3/1/25§	1,741,000	1,727,942
Genesys Telecommunications Laboratories, Inc.
10.000%, 11/30/24§	1,725,000	1,910,438
HNA Ecotech Panorama Cayman Co. Ltd.
8.000%, 4/15/21§	335,000	315,137
Infor US, Inc.
6.500%, 5/15/22	1,100,000	1,111,000
Informatica LLC
7.125%, 7/15/23§	1,070,000	1,095,413
PTC, Inc.
6.000%, 5/15/24	500,000	521,250
Solera LLC
10.500%, 3/1/24§	640,000	696,400
Sophia LP
9.000%, 9/30/23§	1,901,000	1,981,793

		10,814,022

Technology Hardware, Storage & Peripherals (1.0%)
Dell International LLC
5.875%, 6/15/21§	896,000	922,701
7.125%, 6/15/24§	388,000	415,160
Everi Payments, Inc.
7.500%, 12/15/25§	371,000	374,710
NCR Corp.
4.625%, 2/15/21	280,000	277,200

See Notes to Portfolio of Investments.

5

EQ ADVISORS TRUST

1290 VT HIGH YIELD BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

	Principal Amount	Value (Note 1)
5.875%, 12/15/21	$127,000	$128,270

		2,118,041

Total Information Technology		22,859,264

Materials (3.8%)
Chemicals (2.0%)
Blue Cube Spinco, Inc.
10.000%, 10/15/25	518,000	596,995
Huntsman International LLC
4.875%, 11/15/20	206,000	210,120
INEOS Group Holdings SA
5.625%, 8/1/24§	480,000	471,456
Koppers, Inc.
6.000%, 2/15/25§	363,000	361,185
NOVA Chemicals Corp.
4.875%, 6/1/24§	337,000	324,464
Nufarm Australia Ltd.
5.750%, 4/30/26§	599,000	565,306
PQ Corp.
6.750%, 11/15/22§	461,000	477,135
5.750%, 12/15/25§	384,000	380,160
Rayonier AM Products, Inc.
5.500%, 6/1/24(x)§	712,000	681,740
Starfruit Finco BV
8.000%, 10/1/26(b)§	150,000	152,250

		4,220,811

Containers & Packaging (1.8%)
Berry Global, Inc.
5.500%, 5/15/22	276,000	280,526
6.000%, 10/15/22	250,000	257,188
5.125%, 7/15/23	357,000	359,677
BWAY Holding Co.
5.500%, 4/15/24§	337,000	331,103
7.250%, 4/15/25§	811,000	789,995
Flex Acquisition Co., Inc.
7.875%, 7/15/26§	340,000	335,750
Owens-Brockway Glass Container, Inc.
5.000%, 1/15/22§	188,000	188,705
Reynolds Group Issuer, Inc.
5.750%, 10/15/20	273,288	273,425
5.125%, 7/15/23§	625,000	621,125
W/S Packaging Holdings, Inc.
9.000%, 4/15/23§	280,000	288,925

		3,726,419

Total Materials		7,947,230

Real Estate (1.4%)
Equity Real Estate Investment Trusts (REITs) (1.0%)
Equinix, Inc. (REIT)
5.375%, 4/1/23	550,000	563,062
5.875%, 1/15/26	250,000	256,875
ESH Hospitality, Inc. (REIT)
5.250%, 5/1/25§	700,000	679,000
MGM Growth Properties Operating Partnership LP (REIT)
4.500%, 9/1/26	25,000	23,594
Sabra Health Care LP (REIT)
5.125%, 8/15/26	375,000	366,389
SBA Communications Corp. (REIT)
4.875%, 9/1/24	255,000	252,144

		2,141,064

Real Estate Management & Development (0.4%)
Greystar Real Estate Partners LLC
5.750%, 12/1/25§	358,000	349,945
Howard Hughes Corp. (The)
5.375%, 3/15/25§	476,000	471,835

		821,780

Total Real Estate		2,962,844

Utilities (0.3%)
Independent Power and Renewable Electricity Producers (0.3%)
Calpine Corp.
5.750%, 1/15/25(x)	340,000	300,900
NRG Energy, Inc.
6.250%, 7/15/22	99,000	102,138
Talen Energy Supply LLC
4.600%, 12/15/21	330,000	281,952

Total Utilities		684,990

Total Corporate Bonds		172,467,122

Loan Participations (4.2%)
Financials (0.6%)
Capital Markets (0.5%)
Crown Finance US, Inc.
(ICE LIBOR USD 1 Month + 2.50%), 4.742%, 2/28/25(k)	1,044,750	1,042,863

Diversified Financial Services (0.1%)
Stars Group Holdings BV
(ICE LIBOR USD 3 Month + 3.50%), 5.886%, 7/10/25(k)	199,500	201,106

Total Financials		1,243,969

Health Care (1.1%)
Health Care Providers & Services (1.1%)
Dental Corp.
(ICE LIBOR USD 1 Month + 7.50%), 9.742%, 6/1/26(k)(s)	255,734	256,054
Dentalcorp Perfect Smile Ulc
(ICE LIBOR USD 1 Month + 3.75%), 5.992%, 5/31/25(k)(s)	357,957	360,642
Envision Healthcare Corp.
(ICE LIBOR USD 3 Month + 3.75%), 6.037%, 9/27/25(k)	1,675,000	1,664,532

Total Health Care		2,281,228

Information Technology (2.2%)
IT Services (1.1%)
Asurion Term Loan
(ICE LIBOR USD 1 Month + 6.50%), 8.742%, 8/4/25(k)	1,925,000	1,978,740
Financial & Risk US Holdings, Inc.
(ICE LIBOR USD 3 Month + 3.75%), 6.006%, 9/18/25(k)	250,000	249,420

		2,228,160

Software (1.1%)
SS&C Technologies Holdings, Inc.
(ICE LIBOR USD 1 Month + 2.25%), 4.492%, 4/16/25(k)	1,351,625	1,352,259

See Notes to Portfolio of Investments.

6

EQ ADVISORS TRUST

1290 VT HIGH YIELD BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

	Principal Amount	Value (Note 1)
Vertafore, Inc.
(ICE LIBOR USD 1 Month + 7.25%), 9.492%, 7/2/26(k)	$975,000	$981,708

		2,333,967

Total Information Technology		4,562,127

Materials (0.3%)
Metals & Mining (0.3%)
Aleris International, Inc.
(ICE LIBOR USD 1 Month + 4.75%), 6.992%, 2/27/23(k)	698,250	710,178

Total Materials		710,178

Total Loan Participations		8,797,502

Total Long-Term Debt Securities (87.0%) (Cost $181,984,918)		181,264,624

	Number of Shares	Value (Note 1)
EXCHANGE TRADED FUNDS (ETF):
Fixed Income (10.5%)
iShares iBoxx High Yield Corporate Bond ETF(x)	126,850	10,964,914
SPDR Bloomberg Barclays High Yield Bond ETF(x)	302,505	10,905,305

Total Exchange Traded Funds (10.5%) (Cost $22,404,431)		21,870,219

SHORT-TERM INVESTMENTS:
Investment Company (0.6%)
JPMorgan Prime Money Market Fund, IM Shares	1,280,603	1,280,987

	Principal Amount	Value (Note 1)
Repurchase Agreements (12.0%)
Citigroup Global Markets, Inc., 2.44%, dated 9/28/18, due 10/5/18, repurchase price $2,080,987, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 1.625%-2.250%, maturing 11/30/19-11/15/27; total market value $2,192,915.(xx)	$2,080,000	2,080,000
Deutsche Bank Securities, Inc., 2.26%, dated 9/28/18, due 10/1/18, repurchase price $793,386, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 5/15/19-8/15/47; total market value $809,102.(xx)	793,237	793,237
HSBC Securities, Inc., 2.18%, dated 9/25/18, due 10/2/18, repurchase price $1,000,242, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 2/15/33-2/15/43; total market value $1,020,371.(xx)	1,000,000	1,000,000
ING Bank NV, 2.42%, dated 9/28/18, due 10/1/18, repurchase price $2,400,484, collateralized by various Common Stocks; total market value $2,666,990.(xx)	2,400,000	2,400,000
Natwest Markets Securities, Inc., 2.14%, dated 9/25/18, due 10/2/18, repurchase price $2,000,476, collateralized by various U.S. Government Treasury Securities, ranging from 1.375%-2.125%, maturing 10/31/20-11/15/26; total market value $2,040,728.(xx)	2,000,000	2,000,000
Natwest Markets Securities, Inc., 2.19%, dated 9/28/18, due 10/5/18, repurchase price $5,002,129, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-3.375%, maturing 2/15/19-5/15/44; total market value $5,100,934.(xx)	5,000,000	5,000,000
Natwest Markets Securities, Inc., 2.25%, dated 9/28/18, due 10/1/18, repurchase price $6,781,271, collateralized by various U.S. Government Treasury Securities, ranging from 1.375%-2.875%, maturing 5/31/19-11/15/26; total market value $6,916,899.(xx)	6,780,000	6,780,000
NBC Global Finance Ltd., 2.34%, dated 9/28/18, due 10/1/18, repurchase price $4,000,780, collateralized by various Common Stocks; total market value $4,450,621.(xx)	4,000,000	4,000,000
NBC Global Finance Ltd., 2.37%, dated 9/28/18, due 10/5/18, repurchase price $1,000,461, collateralized by various Common Stocks; total market value $1,112,744.(xx)	1,000,000	1,000,000

Total Repurchase Agreements		25,053,237

Total Short-Term Investments (12.6%) (Cost $26,334,171)		26,334,224

Total Investments in Securities (110.1%) (Cost $230,723,520)		229,469,067
Other Assets Less Liabilities (-10.1%)		(20,991,887)

Net Assets (100%)		$208,477,180

See Notes to Portfolio of Investments.

7

EQ ADVISORS TRUST

1290 VT HIGH YIELD BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At September 30, 2018, the market value of these securities amounted to $113,148,216 or 54.3% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(b)	Rule 144A Illiquid Security. At September 30, 2018, the market value of these securities amounted to $4,049,373 or 1.9% of net assets.

(e)	Step Bond - Coupon rate increases or decreases in increments to maturity. Rate disclosed is as of September 30, 2018. Maturity date disclosed is the ultimate maturity date.

(k)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of September 30, 2018.

(r)	Value determined using significant unobservable inputs.

(s)	All or a portion of the security is unsettled as of September 30, 2018. Unless otherwise indicated, the coupon rate is undetermined. The coupon rate shown may not be accrued for the entire position.

(x)	All or a portion of security is on loan at September 30, 2018.

(xx)

At September 30, 2018, the Portfolio had loaned securities with a total value of $25,056,650. This was secured by cash collateral of $25,053,237 which was subsequently invested in joint repurchase agreements with a total value of $25,053,237, for which the Portfolio has a proportionate interest as reported in the Portfolio of Investments as Repurchase Agreements, and $587,874 collateralized by various U.S. Government Treasury Securities, ranging from 0.000% - 8.750%, maturing 10/4/18-11/15/46.

Glossary:

ICE — Intercontinental Exchange

LIBOR — London Interbank Offered Rate

PIK — Payment-in Kind Security

USD — United States Dollar

See Notes to Portfolio of Investments.

8

EQ ADVISORS TRUST

1290 VT HIGH YIELD BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2018:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Corporate Bonds
Communication Services	$—	$32,161,633	$—	(a)	$32,161,633
Consumer Discretionary	—	15,186,546	—		15,186,546
Consumer Staples	—	8,833,299	—		8,833,299
Energy	—	20,596,470	—		20,596,470
Financials	—	17,516,433	—		17,516,433
Health Care	—	23,256,303	—		23,256,303
Industrials	—	20,462,110	—		20,462,110
Information Technology	—	22,859,264	—		22,859,264
Materials	—	7,947,230	—		7,947,230
Real Estate	—	2,962,844	—		2,962,844
Utilities	—	684,990	—		684,990
Exchange Traded Funds	21,870,219	—	—		21,870,219
Loan Participations
Financials	—	1,243,969	—		1,243,969
Health Care	—	2,281,228	—		2,281,228
Information Technology	—	4,562,127	—		4,562,127
Materials	—	710,178	—		710,178
Short-Term Investments
Investment Company	1,280,987	—	—		1,280,987
Repurchase Agreements	—	25,053,237	—		25,053,237

Total Assets	$23,151,206	$206,317,861	$—		$229,469,067

Total Liabilities	$—	$—	$—		$—

Total	$23,151,206	$206,317,861	$—		$229,469,067

(a)	Value is zero.

There were no transfers between Levels 1, 2 or 3 during the nine months ended September 30, 2018.

As of September 30, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,771,390
Aggregate gross unrealized depreciation	(3,210,682)

Net unrealized depreciation	$(1,439,292)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$230,908,359

See Notes to Portfolio of Investments.

9

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (2.5%)
Diversified Telecommunication Services (0.2%)
Alaska Communications Systems Group, Inc.*	8,845	$14,506
IDT Corp., Class B*	3,699	19,753
magicJack VocalTec Ltd.(x)*	2,531	21,007
Ooma, Inc.*	3,297	54,730
ORBCOMM, Inc.*	13,323	144,687
Otelco, Inc., Class A*	460	8,004
Pareteum Corp.(x)*	8,876	26,628
pdvWireless, Inc.*	1,701	57,664
Windstream Holdings, Inc.(x)*	7,505	36,775

		383,754

Entertainment (0.2%)
Ballantyne Strong, Inc.*	2,026	8,104
Cinedigm Corp., Class A(x)*	2,428	2,816
Dolphin Entertainment, Inc.*	1,035	2,287
Global Eagle Entertainment, Inc.(x)*	8,938	25,205
LiveXLive Media, Inc.(x)*	874	3,426
Marcus Corp. (The)	3,507	147,470
Reading International, Inc., Class A*	3,037	47,985
RLJ Entertainment, Inc.*	771	4,780
Rosetta Stone, Inc.*	3,659	72,778

		314,851

Interactive Media & Services (1.2%)
AutoWeb, Inc.*	1,919	5,680
Care.com, Inc.*	75,427	1,667,692
DHI Group, Inc.*	9,183	19,284
Meet Group, Inc. (The)*	12,712	62,924
QuinStreet, Inc.*	6,795	92,208
Travelzoo*	868	10,286
XO Group, Inc.*	4,423	152,505

		2,010,579

Media (0.6%)
AH Belo Corp., Class A	3,533	16,252
Beasley Broadcast Group, Inc., Class A	1,384	9,550
Boston Omaha Corp., Class A(x)*	918	27,448
Cardlytics, Inc.*	1,107	27,719
Central European Media Enterprises Ltd., Class A*	15,645	58,669
Daily Journal Corp.(x)*	206	49,646
Emmis Communications Corp., Class A*	1,784	9,330
Entercom Communications Corp., Class A(x)	23,236	183,563
Entravision Communications Corp., Class A	11,861	58,119
Harte-Hanks, Inc.*	704	5,020
Hemisphere Media Group, Inc.*	3,190	44,501
Lee Enterprises, Inc.*	9,331	24,727
Level Brands, Inc.(x)*	870	3,158
Marchex, Inc., Class B	6,689	18,595
McClatchy Co. (The), Class A(x)*	1,029	8,757
MDC Partners, Inc., Class A*	10,117	41,986
National CineMedia, Inc.	14,037	148,652
New Media Investment Group, Inc.	10,825	169,844
Saga Communications, Inc., Class A	696	25,160
Salem Media Group, Inc.	1,918	6,521
Social Reality, Inc.(x)*	1,616	6,028
TechTarget, Inc.*	3,704	71,932
Townsquare Media, Inc., Class A	1,578	12,356
tronc, Inc.*	3,149	51,423
Urban One, Inc.*	4,244	8,488
Xcel Brands, Inc.*	1,406	3,304

		1,090,748

Wireless Telecommunication Services (0.3%)
Boingo Wireless, Inc.*	7,450	260,005
Gogo, Inc.(x)*	10,505	54,521
NII Holdings, Inc.(x)*	16,125	94,493
Spok Holdings, Inc.	3,371	51,913

		460,932

Total Communication Services		4,260,864

Consumer Discretionary (8.8%)
Auto Components (0.4%)
Horizon Global Corp.(x)*	4,517	32,206
Modine Manufacturing Co.*	8,952	133,385
Motorcar Parts of America, Inc.*	3,450	80,903
Shiloh Industries, Inc.*	2,692	29,612
Stoneridge, Inc.*	4,982	148,065
Strattec Security Corp.	673	23,992
Superior Industries International, Inc.	4,448	75,838
Sypris Solutions, Inc.*	1,848	2,513
Tower International, Inc.	3,576	108,174
Unique Fabricating, Inc.	1,396	11,308
UQM Technologies, Inc.(x)*	9,681	12,682
VOXX International Corp.*	3,536	18,387
Workhorse Group, Inc.(x)*	5,383	5,760

		682,825

Automobiles (0.0%)
Arcimoto, Inc.*	1,187	4,392

Distributors (0.1%)
AMCON Distributing Co.	60	5,217
Educational Development Corp.	1,078	12,343
Funko, Inc., Class A*	1,929	45,698
Weyco Group, Inc.	1,127	39,648

		102,906

Diversified Consumer Services (0.4%)
American Public Education, Inc.*	2,908	96,109
Aspen Group, Inc.(x)*	2,553	17,360
Bridgepoint Education, Inc.*	4,878	49,560
Cambium Learning Group, Inc.*	2,638	31,234
Career Education Corp.*	12,335	184,163
Carriage Services, Inc.	3,018	65,038
Collectors Universe, Inc.	1,474	21,815
K12, Inc.*	6,649	117,687
Lincoln Educational Services Corp.*	4,132	9,338
Regis Corp.*	6,429	131,345
Universal Technical Institute, Inc.*	3,635	9,669

		733,318

Hotels, Restaurants & Leisure (1.0%)
Ark Restaurants Corp.	421	9,687
Biglari Holdings, Inc., Class A*	17	15,674
Bojangles’, Inc.*	3,139	49,282
Bowl America, Inc., Class A	382	5,692
Canterbury Park Holding Corp.	441	6,725
Carrols Restaurant Group, Inc.*	6,312	92,155
Century Casinos, Inc.*	4,898	36,539
Chuy’s Holdings, Inc.*	3,041	79,826
Del Frisco’s Restaurant Group, Inc.*	5,853	48,580
Del Taco Restaurants, Inc.*	5,644	66,656
Denny’s Corp.*	11,298	166,306
Diversified Restaurant Holdings, Inc.*	2,603	3,644
Dover Downs Gaming & Entertainment, Inc.*	3,141	8,920
Dover Motorsports, Inc.	2,635	5,665
Drive Shack, Inc. (REIT)*	10,991	65,506
El Pollo Loco Holdings, Inc.*	3,909	49,058
Empire Resorts, Inc.(x)*	658	6,119
Famous Dave’s of America, Inc.*	909	5,954

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
FAT Brands, Inc.	351	$2,931
Flanigan’s Enterprises, Inc.	153	4,284
Full House Resorts, Inc.*	4,203	12,105
Gaming Partners International Corp.	658	5,955
Golden Entertainment, Inc.*	3,309	79,449
Good Times Restaurants, Inc.*	1,582	7,356
Habit Restaurants, Inc. (The), Class A*	3,688	58,824
Inspired Entertainment, Inc.*	1,994	12,163
iPic Entertainment, Inc., Class A*	178	1,093
J Alexander’s Holdings, Inc.*	2,344	27,894
Kona Grill, Inc.(x)*	1,299	2,988
Lindblad Expeditions Holdings, Inc.*	3,932	58,469
Luby’s, Inc.*	3,227	5,486
Monarch Casino & Resort, Inc.*	2,038	92,627
Nathan’s Famous, Inc.	517	42,601
Nevada Gold & Casinos, Inc.*	2,918	6,974
Noodles & Co.(x)*	2,521	30,504
OBH, Inc.*	171	31,011
ONE Group Hospitality, Inc. (The)(x)*	1,974	6,968
Papa Murphy’s Holdings, Inc.*	1,511	7,842
Peak Resorts, Inc.(x)	1,692	8,291
PlayAGS, Inc.*	3,958	116,642
Potbelly Corp.*	4,164	51,217
RCI Hospitality Holdings, Inc.	1,650	48,857
Red Lion Hotels Corp.*	2,915	36,438
Ruth’s Hospitality Group, Inc.	5,263	166,048
Town Sports International Holdings, Inc.*	2,644	22,871
YogaWorks, Inc.(x)*	1,274	1,529
Zoe’s Kitchen, Inc.*	3,527	44,863

		1,716,268

Household Durables (1.8%)
AV Homes, Inc.*	2,216	44,320
Bassett Furniture Industries, Inc.	1,807	38,399
Beazer Homes USA, Inc.*	5,775	60,638
Century Communities, Inc.*	4,776	125,370
CSS Industries, Inc.	1,701	24,205
Dixie Group, Inc. (The)*	2,651	4,242
Emerson Radio Corp.(x)*	1,659	2,422
Flexsteel Industries, Inc.	1,292	38,424
Green Brick Partners, Inc.*	4,442	44,864
Hamilton Beach Brands Holding Co., Class A	1,168	25,626
Hooker Furniture Corp.	2,098	70,912
Hovnanian Enterprises, Inc., Class A*	21,869	34,990
LGI Homes, Inc.(x)*	18,807	892,205
Libbey, Inc.	4,147	36,286
Lifetime Brands, Inc.	2,153	23,468
Lovesac Co. (The)(x)*	42,530	1,062,400
M/I Homes, Inc.*	5,022	120,176
New Home Co., Inc. (The)*	2,374	19,134
Nova Lifestyle, Inc.(x)*	2,896	5,039
P&F Industries, Inc., Class A	381	3,143
Purple Innovation, Inc.(x)*	785	4,553
Skyline Champion Corp.	5,235	149,564
Turtle Beach Corp.(x)*	1,431	28,534
Universal Electronics, Inc.*	2,444	96,171
Vuzix Corp.(x)*	4,274	27,995
ZAGG, Inc.*	4,967	73,263

		3,056,343

Internet & Direct Marketing Retail (0.8%)
1-800-Flowers.com, Inc., Class A*	4,902	57,844
Duluth Holdings, Inc., Class B(x)*	1,496	47,064
EVINE Live, Inc.*	11,612	13,354
Fluent, Inc.(x)*	5,963	12,820
FTD Cos., Inc.*	3,232	8,500
Gaia, Inc.*	53,622	825,780
Lands’ End, Inc.(x)*	1,909	33,503
Leaf Group Ltd.*	2,969	29,690
Liquidity Services, Inc.*	4,749	30,156
Overstock.com, Inc.(x)*	3,766	104,318
PetMed Express, Inc.(x)	3,622	119,562
Remark Holdings, Inc.(x)*	4,968	15,848
US Auto Parts Network, Inc.*	4,997	7,745

		1,306,184

Leisure Products (2.0%)
American Outdoor Brands Corp.*	9,748	151,387
Clarus Corp.	3,698	40,863
Escalade, Inc.	1,978	25,417
JAKKS Pacific, Inc.*	3,762	9,593
Johnson Outdoors, Inc., Class A	885	82,296
Malibu Boats, Inc., Class A*	55,277	3,024,758
Marine Products Corp.	1,345	30,787
MCBC Holdings, Inc.*	3,354	120,342
Nautilus, Inc.*	5,426	75,693

		3,561,136

Multiline Retail (0.0%)
Fred’s, Inc., Class A(x)*	4,945	10,088
Sears Holdings Corp.(x)*	7,470	7,229
Tuesday Morning Corp.(x)*	8,315	26,608

		43,925

Specialty Retail (1.8%)
America’s Car-Mart, Inc.*	1,096	85,707
Ascena Retail Group, Inc.*	31,758	145,134
At Home Group, Inc.*	35,944	1,133,314
Barnes & Noble Education, Inc.*	7,009	40,372
Barnes & Noble, Inc.	10,629	61,648
Big 5 Sporting Goods Corp.(x)	3,715	18,947
Blink Charging Co.(x)*	1,931	4,731
Boot Barn Holdings, Inc.*	5,010	142,334
Build-A-Bear Workshop, Inc.*	2,592	23,458
Cato Corp. (The), Class A	4,108	86,350
Christopher & Banks Corp.(x)*	5,444	4,138
Citi Trends, Inc.	2,301	66,200
Conn’s, Inc.*	3,563	125,952
Container Store Group, Inc. (The)*	2,937	32,601
Destination Maternity Corp.*	2,131	9,930
Destination XL Group, Inc.*	6,331	15,828
Francesca’s Holdings Corp.(x)*	6,265	23,243
GNC Holdings, Inc., Class A(x)*	14,959	61,930
Haverty Furniture Cos., Inc.	3,372	74,521
Hibbett Sports, Inc.*	3,433	64,540
J. Jill, Inc.*	2,990	18,478
Kirkland’s, Inc.*	2,849	28,746
Lazydays Holdings, Inc.*	1,013	7,648
Lumber Liquidators Holdings, Inc.*	5,153	79,820
MarineMax, Inc.*	4,702	99,918
New York & Co., Inc.*	5,287	20,408
Pier 1 Imports, Inc.	14,542	21,813
Rent-A-Center, Inc.*	8,035	115,543
Sears Hometown and Outlet Stores, Inc.(x)*	1,809	5,156
Shoe Carnival, Inc.	1,914	73,689
Sportsman’s Warehouse Holdings, Inc.*	6,747	39,470
Stage Stores, Inc.(x)	4,561	8,985
Stein Mart, Inc.(x)*	5,837	13,717
Tandy Leather Factory, Inc.*	820	6,027
Tile Shop Holdings, Inc.	7,315	52,302
Tilly’s, Inc., Class A	2,624	49,725
Trans World Entertainment Corp.*	3,193	3,033
Vitamin Shoppe, Inc.(x)*	3,016	30,160
Winmark Corp.	455	75,530

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Zumiez, Inc.*	3,365	$88,668

		3,059,714

Textiles, Apparel & Luxury Goods (0.5%)
Crocs, Inc.*	12,298	261,825
Crown Crafts, Inc.	1,553	8,852
Culp, Inc.	2,011	48,666
Delta Apparel, Inc.*	1,184	21,063
Jerash Holdings US, Inc.*	260	1,690
Lakeland Industries, Inc.*	1,370	18,221
Movado Group, Inc.	2,856	119,667
Perry Ellis International, Inc.*	2,324	63,515
Rocky Brands, Inc.	1,261	35,686
Sequential Brands Group, Inc.*	7,042	11,760
Superior Group of Cos., Inc.	1,663	31,630
Unifi, Inc.*	2,817	79,806
Vera Bradley, Inc.*	4,122	62,902
Vince Holding Corp.*	559	8,245

		773,528

Total Consumer Discretionary		15,040,539

Consumer Staples (2.8%)
Beverages (0.9%)
Castle Brands, Inc.*	16,659	17,825
Celsius Holdings, Inc.(x)*	4,122	16,612
Craft Brew Alliance, Inc.*	2,324	37,997
Eastside Distilling, Inc.*	985	8,077
MGP Ingredients, Inc.	15,735	1,242,750
New Age Beverages Corp.(x)*	5,694	30,463
Primo Water Corp.*	5,934	107,109
Reed’s, Inc.(x)*	2,423	7,875
Willamette Valley Vineyards, Inc.*	769	6,083

		1,474,791

Food & Staples Retailing (1.4%)
Chefs’ Warehouse, Inc. (The)*	49,923	1,814,702
Ifresh, Inc.*	489	1,090
Ingles Markets, Inc., Class A	2,565	87,851
Natural Grocers by Vitamin Cottage, Inc.*	1,687	28,493
Smart & Final Stores, Inc.*	4,147	23,638
SpartanNash Co.	6,449	129,367
SUPERVALU, Inc.*	6,918	222,898
Village Super Market, Inc., Class A	1,503	40,882

		2,348,921

Food Products (0.3%)
Alico, Inc.	610	20,618
Bridgford Foods Corp.*	297	4,895
Farmer Brothers Co.*	1,826	48,206
Freshpet, Inc.*	4,784	175,573
John B Sanfilippo & Son, Inc.	1,559	111,281
Landec Corp.*	4,898	70,531
Lifeway Foods, Inc.*	768	2,043
Limoneira Co.	2,657	69,374
RiceBran Technologies*	2,392	6,865
Rocky Mountain Chocolate Factory, Inc.	1,002	10,271
S&W Seed Co.*	3,220	7,889
Seneca Foods Corp., Class A*	1,271	42,833

		570,379

Household Products (0.0%)
Ocean Bio-Chem, Inc.	651	2,656
Oil-Dri Corp. of America	915	35,282
Orchids Paper Products Co.(x)*	1,952	6,442

		44,380

Personal Products (0.1%)
Lifevantage Corp.(x)*	2,463	27,068
Mannatech, Inc.	296	5,964
Natural Alternatives International, Inc.*	1,031	10,104
Natural Health Trends Corp.(x)	1,343	31,266
Nature’s Sunshine Products, Inc.*	1,575	13,781
United-Guardian, Inc.	553	8,931
Veru, Inc.(x)*	6,129	8,703
Youngevity International, Inc.(x)*	447	3,008

		108,825

Tobacco (0.1%)
22nd Century Group, Inc.(x)*	21,222	59,634
Pyxus International, Inc.*	1,565	35,995
Turning Point Brands, Inc.	1,451	60,158

		155,787

Total Consumer Staples		4,703,083

Energy (3.1%)
Energy Equipment & Services (1.7%)
Aspen Aerogels, Inc.*	3,398	15,529
Basic Energy Services, Inc.*	3,517	35,135
Bristow Group, Inc.*	5,933	71,967
CARBO Ceramics, Inc.(x)*	3,724	26,999
Dawson Geophysical Co.*	3,943	24,407
Enservco Corp.(x)*	6,810	5,380
Era Group, Inc.*	3,704	45,744
Geospace Technologies Corp.*	2,427	33,250
Gulf Island Fabrication, Inc.	2,514	25,014
Gulfmark Offshore, Inc.(x)*	688	25,662
Hornbeck Offshore Services, Inc.(x)*	5,773	33,945
Independence Contract Drilling, Inc.*	6,366	31,448
ION Geophysical Corp.*	1,938	30,136
Key Energy Services, Inc.*	1,902	21,759
Matrix Service Co.*	4,820	118,813
Mitcham Industries, Inc.*	1,968	8,167
Natural Gas Services Group, Inc.*	2,229	47,032
Newpark Resources, Inc.*	16,144	167,091
Nine Energy Service, Inc.*	2,656	81,220
Nordic American Offshore Ltd.	6,724	6,522
Nuverra Environmental Solutions, Inc.*	224	2,491
PHI, Inc. (Non-Voting)*	2,094	19,558
Pioneer Energy Services Corp.*	13,912	41,040
Profire Energy, Inc.*	4,175	13,318
Quintana Energy Services, Inc.*	1,188	8,720
Ranger Energy Services, Inc.*	847	7,098
RigNet, Inc.*	2,552	51,933
SEACOR Holdings, Inc.*	3,101	153,221
SEACOR Marine Holdings, Inc.*	3,005	68,003
Smart Sand, Inc.(x)*	4,113	16,904
Solaris Oilfield Infrastructure, Inc., Class A*	76,821	1,451,150
Superior Drilling Products, Inc.*	2,483	7,921
Synthesis Energy Systems, Inc.(x)*	1,703	4,087
TETRA Technologies, Inc.*	22,103	99,685
Tidewater, Inc.(x)*	4,337	135,271

		2,935,620

Oil, Gas & Consumable Fuels (1.4%)
Abraxas Petroleum Corp.*	28,996	67,561
Adams Resources & Energy, Inc.	402	17,069
Aemetis, Inc.*	2,432	2,481
Amyris, Inc.*	5,622	44,639
Approach Resources, Inc.(x)*	8,320	18,554
Ardmore Shipping Corp.*	5,962	38,753
Bonanza Creek Energy, Inc.*	3,410	101,550
Centrus Energy Corp., Class A(x)*	919	2,472
Clean Energy Fuels Corp.*	24,995	64,987
Cloud Peak Energy, Inc.*	13,538	31,137
Comstock Resources, Inc.*	2,581	21,629
Contango Oil & Gas Co.(x)*	4,562	28,193
DHT Holdings, Inc.	16,745	78,702
Dorian LPG Ltd.*	5,048	40,233

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Earthstone Energy, Inc., Class A*	3,473	$32,577
Eclipse Resources Corp.*	16,239	19,324
Energy Fuels, Inc.*	14,848	48,701
Energy XXI Gulf Coast, Inc.*	6,095	50,954
Evolution Petroleum Corp.	4,663	51,526
Goodrich Petroleum Corp.*	1,621	22,759
Hallador Energy Co.	3,080	19,158
International Seaways, Inc.*	3,951	79,099
Isramco, Inc.*	138	16,843
Lilis Energy, Inc.(x)*	8,101	39,695
Lonestar Resources US, Inc., Class A*	2,679	20,869
Midstates Petroleum Co., Inc.*	2,789	24,850
NACCO Industries, Inc., Class A	712	23,318
NextDecade Corp.*	1,385	7,825
Nordic American Tankers Ltd.(x)	25,745	53,807
Northern Oil and Gas, Inc.*	35,220	140,880
Overseas Shipholding Group, Inc., Class A*	10,386	32,716
Pacific Ethanol, Inc.*	7,703	14,636
Panhandle Oil and Gas, Inc., Class A	2,861	52,785
Penn Virginia Corp.*	2,255	181,618
PrimeEnergy Corp.*	79	5,870
Renewable Energy Group, Inc.*	6,704	193,075
REX American Resources Corp.*	1,028	77,665
Ring Energy, Inc.*	10,418	103,242
Rosehill Resources, Inc.(x)*	225	1,373
Sanchez Energy Corp.(x)*	11,178	25,709
SandRidge Energy, Inc.*	5,512	59,915
SilverBow Resources, Inc.*	1,311	34,964
Teekay Tankers Ltd., Class A	35,196	34,767
Torchlight Energy Resources, Inc.(x)*	8,846	8,492
TransAtlantic Petroleum Ltd.*	4,986	7,728
Ultra Petroleum Corp.*	29,017	32,499
Uranium Energy Corp.(x)*	28,382	48,817
VAALCO Energy, Inc.*	10,304	28,130
Vertex Energy, Inc.(x)*	4,209	7,197
W&T Offshore, Inc.*	16,894	162,858
Zion Oil & Gas, Inc.(x)*	9,703	12,420

		2,336,621

Total Energy		5,272,241

Financials (15.6%)
Banks (9.7%)
1st Constitution Bancorp(x)	1,339	27,717
Access National Corp.	2,792	75,691
ACNB Corp.	1,253	46,612
Allegiance Bancshares, Inc.*	2,177	90,781
Amalgamated Bank, Class A*	1,707	32,928
American National Bankshares, Inc.	1,507	58,773
American River Bankshares	950	14,554
AmeriServ Financial, Inc.	2,987	12,844
Ames National Corp.	1,523	41,502
Anchor Bancorp, Inc.*	384	10,867
Arrow Financial Corp.	2,243	83,004
Atlantic Capital Bancshares, Inc.*	4,654	77,955
Auburn National Bancorporation, Inc.	424	16,248
Bancorp of New Jersey, Inc.	875	14,963
Bancorp, Inc. (The)*	9,144	87,691
Bank of Commerce Holdings	2,720	33,184
Bank of Marin Bancorp	1,242	104,204
Bank of Princeton (The)*	1,041	31,792
Bank of South Carolina Corp.	667	13,540
Bank of the James Financial Group, Inc.	671	10,609
Bankwell Financial Group, Inc.	1,119	35,092
Bar Harbor Bankshares	2,813	80,789
Baycom Corp.*	1,903	50,772
BCB Bancorp, Inc.	2,519	34,888
Blue Hills Bancorp, Inc.	4,159	100,232
Bridge Bancorp, Inc.	16,946	562,606
Bryn Mawr Bank Corp.	20,304	952,257
Business First Bancshares, Inc.	1,887	50,100
Byline Bancorp, Inc.*	48,376	1,098,134
C&F Financial Corp.	613	36,014
Cambridge Bancorp	665	59,843
Camden National Corp.	2,831	122,979
Capital City Bank Group, Inc.	2,082	48,594
Capstar Financial Holdings, Inc.	1,415	23,631
Carolina Financial Corp.	3,740	141,073
Carolina Trust Bancshares, Inc.*	1,184	9,732
CB Financial Services, Inc.(x)	851	26,253
CBTX, Inc.	3,385	120,303
CenterState Bank Corp.	39,552	1,109,433
Central Valley Community Bancorp	2,075	44,841
Century Bancorp, Inc., Class A	522	37,715
Chemung Financial Corp.	603	25,585
Citizens & Northern Corp.	2,170	56,746
Citizens First Corp.	406	10,658
Citizens Holding Co.	690	16,215
Civista Bancshares, Inc.	2,498	60,177
CNB Financial Corp.	2,682	77,403
Coastal Financial Corp.*	1,064	18,088
Codorus Valley Bancorp, Inc.	1,586	49,547
Colony Bankcorp, Inc.	1,223	21,769
Community Bankers Trust Corp.*	3,797	33,414
Community Financial Corp. (The)	871	29,118
Community First Bancshares, Inc.*	605	7,079
Community Trust Bancorp, Inc.	2,800	129,780
Community West Bancshares	1,141	13,692
ConnectOne Bancorp, Inc.	5,497	130,554
County Bancorp, Inc.	927	23,268
Customers Bancorp, Inc.*	5,317	125,109
DNB Financial Corp.	635	23,432
Eagle Bancorp Montana, Inc.	947	17,188
Emclaire Financial Corp.	364	12,758
Enterprise Bancorp, Inc.	1,754	60,320
Equity Bancshares, Inc., Class A*	2,459	96,540
Esquire Financial Holdings, Inc.(x)*	1,097	27,381
Evans Bancorp, Inc.	847	39,767
Farmers & Merchants Bancorp, Inc.	1,624	69,166
Farmers National Banc Corp.	4,676	71,543
Fauquier Bankshares, Inc.	639	16,173
Fidelity D&D Bancorp, Inc.(x)	501	34,559
Fidelity Southern Corp.	4,000	99,120
Financial Institutions, Inc.	2,790	87,606
First Bancorp, Inc.	1,841	53,334
First Bancshares, Inc. (The)	2,277	88,917
First Bank	2,918	38,372
First Business Financial Services, Inc.	1,461	33,866
First Choice Bancorp	1,615	43,750
First Community Bancshares, Inc.	2,938	99,539
First Community Corp.	1,287	31,145
First Connecticut Bancorp, Inc.	2,578	76,180
First Financial Corp.	2,165	108,683
First Financial Northwest, Inc.	1,534	25,418
First Foundation, Inc.*	6,825	106,607
First Guaranty Bancshares, Inc.	886	22,761
First Internet Bancorp	1,709	52,039
First Mid-Illinois Bancshares, Inc.	2,217	89,412
First Northwest Bancorp*	1,738	26,765
First of Long Island Corp. (The)	4,449	96,766
First Savings Financial Group, Inc.	323	22,054
First United Corp.	1,239	23,293
First US Bancshares, Inc.	1,024	11,110

See Notes to Portfolio of Investments.

4

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
First Western Financial, Inc.(x)*	1,008	$17,630
Flushing Financial Corp.	4,976	121,414
FNCB Bancorp, Inc.(x)	2,510	24,523
Franklin Financial Network, Inc.*	2,347	91,768
German American Bancorp, Inc.	3,883	136,992
Glen Burnie Bancorp	451	5,534
Great Southern Bancorp, Inc.	2,008	111,143
Green Bancorp, Inc.	4,706	104,003
Guaranty Bancorp	4,676	138,877
Guaranty Bancshares, Inc.	1,393	42,110
Hanmi Financial Corp.	5,791	144,196
HarborOne Bancorp, Inc.*	2,681	51,261
Hawthorn Bancshares, Inc.	1,046	23,797
Heritage Commerce Corp.	42,821	638,888
Heritage Financial Corp.	6,528	229,458
HomeTown Bankshares Corp.(x)	953	12,770
HomeTrust Bancshares, Inc.*	3,195	93,134
Horizon Bancorp, Inc.	6,794	134,182
Howard Bancorp, Inc.*	2,350	41,595
Independent Bank Corp./MI	4,033	95,380
Investar Holding Corp.	1,583	42,504
Lakeland Bancorp, Inc.	8,180	147,649
Landmark Bancorp, Inc.	606	17,574
LCNB Corp.	1,668	31,108
Level One Bancorp, Inc.	261	7,256
Limestone Bancorp, Inc.*	735	11,393
Live Oak Bancshares, Inc.	38,258	1,025,313
Macatawa Bank Corp.	4,834	56,606
Mackinac Financial Corp.	1,280	20,736
MBT Financial Corp.	3,302	37,313
Melrose Bancorp, Inc.	355	7,011
Mercantile Bank Corp.	2,960	98,775
Meridian Bank*	1,062	18,266
Metropolitan Bank Holding Corp.*	1,186	48,768
Mid Penn Bancorp, Inc.(x)	843	24,573
Middlefield Banc Corp.	554	26,093
Midland States Bancorp, Inc.	3,837	123,168
MidSouth Bancorp, Inc.	2,767	42,612
MidWestOne Financial Group, Inc.	2,025	67,453
MutualFirst Financial, Inc.	1,072	39,503
MVB Financial Corp.	1,500	27,030
National Bankshares, Inc.	1,232	55,994
National Commerce Corp.*	3,147	129,971
Nicolet Bankshares, Inc.*	1,492	81,329
Northeast Bancorp	1,327	28,796
Northrim Bancorp, Inc.	1,248	51,854
Norwood Financial Corp.	1,052	41,196
Oak Valley Bancorp	1,256	24,680
OFG Bancorp	7,875	127,181
Ohio Valley Banc Corp.	747	27,378
Old Line Bancshares, Inc.	2,914	92,199
Old Point Financial Corp.(x)	658	19,674
Old Second Bancorp, Inc.	5,337	82,457
Origin Bancorp, Inc.	3,081	116,000
Orrstown Financial Services, Inc.	1,360	32,368
Pacific City Financial Corp.	2,038	39,415
Pacific Mercantile Bancorp*	2,757	25,778
Pacific Premier Bancorp, Inc.*	10,348	384,945
Parke Bancorp, Inc.	1,259	28,265
Patriot National Bancorp, Inc.	201	4,291
Peapack Gladstone Financial Corp.	3,335	103,018
Penns Woods Bancorp, Inc.	829	36,020
Peoples Bancorp of North Carolina, Inc.	859	24,774
Peoples Bancorp, Inc.	3,218	112,727
Peoples Financial Services Corp.	1,263	53,551
People’s Utah Bancorp	2,829	96,045
Plumas Bancorp(x)	836	20,775
Preferred Bank	2,543	148,766
Premier Financial Bancorp, Inc.	2,175	40,216
QCR Holdings, Inc.	2,377	97,100
RBB Bancorp	2,537	62,157
Reliant Bancorp, Inc.	1,870	47,816
Republic Bancorp, Inc., Class A	1,769	81,551
Republic First Bancorp, Inc.*	8,123	58,079
Salisbury Bancorp, Inc.	449	18,858
SB Financial Group, Inc.	1,083	22,039
SB One Bancorp(x)	1,342	33,818
Select Bancorp, Inc.(x)*	1,925	23,870
Shore Bancshares, Inc.	2,304	41,057
Sierra Bancorp	2,576	74,446
SmartFinancial, Inc.*	2,037	47,971
Sound Financial Bancorp, Inc.(x)	380	15,029
Southern First Bancshares, Inc.*	1,259	49,479
Southern National Bancorp of Virginia, Inc.	3,618	58,612
Southwest Georgia Financial Corp.	370	8,510
Spirit of Texas Bancshares, Inc.*	367	7,924
Stewardship Financial Corp.	1,391	14,745
Stock Yards Bancorp, Inc.	3,932	142,732
Summit Financial Group, Inc.	2,000	46,420
Summit State Bank	953	14,629
TriCo Bancshares	4,646	179,428
TriState Capital Holdings, Inc.*	4,335	119,646
Triumph Bancorp, Inc.*	4,375	167,125
Two River Bancorp	1,330	23,062
Union Bankshares, Inc.(x)	718	38,162
United Bancorp, Inc.	833	10,954
United Bancshares, Inc.	499	11,427
United Security Bancshares	2,293	25,452
Unity Bancorp, Inc.	1,430	32,747
Univest Corp. of Pennsylvania	5,213	137,884
Veritex Holdings, Inc.*	4,320	122,083
Village Bank and Trust Financial Corp.*	108	3,602
Washington Trust Bancorp, Inc.	2,778	153,623
Wellesley Bank	328	11,021
West Bancorporation, Inc.	2,901	68,174

		16,444,760

Capital Markets (1.0%)
Arlington Asset Investment Corp., Class A(x)	5,040	47,074
Ashford, Inc.	108	8,194
B. Riley Financial, Inc.	3,749	84,915
Cowen, Inc.*	5,077	82,755
Diamond Hill Investment Group, Inc.	594	98,242
Donnelley Financial Solutions, Inc.*	6,112	109,527
GAIN Capital Holdings, Inc.	5,031	32,702
Great Elm Capital Group, Inc.*	4,063	13,205
Greenhill & Co., Inc.(x)	3,537	93,200
Hamilton Lane, Inc., Class A	15,223	674,073
Hennessy Advisors, Inc.(x)	818	11,329
INTL. FCStone, Inc.*	2,786	134,619
Ladenburg Thalmann Financial Services, Inc.	18,471	49,872
Manning & Napier, Inc.	2,840	8,378
Medley Management, Inc., Class A(x)	1,030	5,408
National Holdings Corp.*	903	2,890
Oppenheimer Holdings, Inc., Class A	1,780	56,248
Pzena Investment Management, Inc., Class A	3,255	31,053
Safeguard Scientifics, Inc.*	3,468	32,426
Siebert Financial Corp.(x)*	1,359	19,909
Silvercrest Asset Management Group, Inc., Class A	1,501	20,789
TheStreet, Inc.*	5,342	11,752

See Notes to Portfolio of Investments.

5

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Value Line, Inc.	183	$4,557
Westwood Holdings Group, Inc.	1,487	76,937

		1,710,054

Consumer Finance (0.3%)
Atlanticus Holdings Corp.*	1,038	3,072
Consumer Portfolio Services, Inc.*	3,076	11,381
Elevate Credit, Inc.*	3,679	29,653
Enova International, Inc.*	6,041	173,982
EZCORP, Inc., Class A*	9,053	96,867
Nicholas Financial, Inc.*	1,211	14,302
Regional Management Corp.*	1,692	48,780
World Acceptance Corp.*	1,114	127,397

		505,434

Diversified Financial Services (0.1%)
A-Mark Precious Metals, Inc.	870	11,327
GWG Holdings, Inc.	178	1,380
Marlin Business Services Corp.	1,578	45,525
On Deck Capital, Inc.*	9,311	70,484

		128,716

Insurance (2.3%)
1347 Property Insurance Holdings, Inc.*	633	4,146
Atlantic American Corp.	932	2,237
Atlas Financial Holdings, Inc.*	1,858	18,673
Blue Capital Reinsurance Holdings Ltd.	984	10,037
Citizens, Inc.(x)*	9,012	75,701
Conifer Holdings, Inc.*	777	4,390
Crawford & Co., Class B	2,106	19,396
Donegal Group, Inc., Class A	1,666	23,674
eHealth, Inc.*	3,413	96,451
EMC Insurance Group, Inc.	1,657	40,961
FedNat Holding Co.	2,115	53,890
Global Indemnity Ltd.	1,523	57,417
Goosehead Insurance, Inc., Class A*	36,247	1,227,685
Greenlight Capital Re Ltd., Class A*	5,309	65,832
Hallmark Financial Services, Inc.*	2,337	25,707
HCI Group, Inc.	1,356	59,325
Health Insurance Innovations, Inc., Class A(x)*	2,315	142,720
Heritage Insurance Holdings, Inc.(x)	3,657	54,197
ICC Holdings, Inc.*	168	2,522
Independence Holding Co.	842	30,228
Investors Title Co.	250	41,975
Kingstone Cos., Inc.	1,683	31,977
National Security Group, Inc. (The)	286	4,150
NI Holdings, Inc.*	1,601	27,009
Protective Insurance Corp., Class B	1,703	39,084
Tiptree, Inc.	4,879	31,957
Trupanion, Inc.(x)*	46,912	1,676,165
Unico American Corp.*	411	2,898
United Insurance Holdings Corp.	3,789	84,798

		3,955,202

Mortgage Real Estate Investment Trusts (REITs) (0.6%)
AG Mortgage Investment Trust, Inc. (REIT)	5,232	95,118
Anworth Mortgage Asset Corp. (REIT)	17,832	82,562
Arbor Realty Trust, Inc. (REIT)	7,047	80,900
Ares Commercial Real Estate Corp. (REIT)	4,883	68,216
Cherry Hill Mortgage Investment Corp. (REIT)	2,663	48,200
Dynex Capital, Inc. (REIT)	10,106	64,476
Ellington Residential Mortgage REIT (REIT)	1,987	22,433
Exantas Capital Corp. (REIT)	5,490	60,280
Great Ajax Corp. (REIT)	2,891	39,347
Hunt Cos. Finance Trust, Inc. (REIT)(x)	3,611	13,541
Manhattan Bridge Capital, Inc. (REIT)	1,015	6,496
New York Mortgage Trust, Inc. (REIT)(x)	24,604	149,593
Orchid Island Capital, Inc. (REIT)(x)	9,601	69,607
Owens Realty Mortgage, Inc. (REIT)(x)	1,523	25,723
Sutherland Asset Management Corp. (REIT)	3,333	55,494
Tremont Mortgage Trust (REIT)*	439	5,158
Western Asset Mortgage Capital Corp. (REIT)	7,538	75,531

		962,675

Thrifts & Mortgage Finance (1.6%)
Bancorp 34, Inc.	537	8,501
BankFinancial Corp.	2,418	38,543
Bridgewater Bancshares, Inc.*	909	11,835
Broadway Financial Corp.*	2,547	3,591
BSB Bancorp, Inc.*	1,544	50,334
Central Federal Corp.*	601	9,316
Citizens Community Bancorp, Inc.	957	13,398
Coastway Bancorp, Inc.*	689	19,430
Dime Community Bancshares, Inc.	5,853	104,476
Elmira Savings Bank	408	8,323
Entegra Financial Corp.*	1,195	31,727
ESSA Bancorp, Inc.	1,653	26,878
Federal Agricultural Mortgage Corp., Class C	1,634	117,942
FFBW, Inc.*	515	5,845
First Capital, Inc.	597	22,883
First Defiance Financial Corp.	3,643	109,691
FS Bancorp, Inc.	570	31,760
FSB Bancorp, Inc.*	301	5,268
Greene County Bancorp, Inc.	535	17,174
Guaranty Federal Bancshares, Inc.	553	13,272
Hamilton Bancorp, Inc.(x)*	528	7,550
Hingham Institution for Savings	245	53,853
HMN Financial, Inc.*	595	12,198
Home Bancorp, Inc.	1,413	61,437
HomeStreet, Inc.*	4,547	120,496
HopFed Bancorp, Inc.	945	16,538
HV Bancorp, Inc.(x)	257	3,945
IF Bancorp, Inc.(x)	533	12,286
Impac Mortgage Holdings, Inc.*	1,830	13,707
Kentucky First Federal Bancorp	753	6,024
Lake Shore Bancorp, Inc.	364	6,006
Luther Burbank Corp.	3,487	37,939
Malvern Bancorp, Inc.*	1,122	26,872
Merchants Bancorp	2,951	75,014
Meridian Bancorp, Inc.	8,758	148,885
Meta Financial Group, Inc.	1,690	139,678
MSB Financial Corp.	740	15,096
NMI Holdings, Inc., Class A*	11,313	256,238
Oconee Federal Financial Corp.	141	3,797
Ocwen Financial Corp.*	21,311	83,965
OP Bancorp(x)*	2,241	25,996
Ottawa Bancorp, Inc.	524	7,257
Pathfinder Bancorp, Inc.	536	8,067
PB Bancorp, Inc.	1,173	13,783
PCSB Financial Corp.	2,992	60,857
PDL Community Bancorp(x)*	1,644	24,841
PHH Corp.*	5,948	65,369
Poage Bankshares, Inc.	496	12,574
Provident Bancorp, Inc.*	786	22,755
Provident Financial Holdings, Inc.	1,018	18,629
Prudential Bancorp, Inc.	1,592	27,558

See Notes to Portfolio of Investments.

6

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Randolph Bancorp, Inc.*	920	$15,208
Riverview Bancorp, Inc.	3,788	33,486
Sachem Capital Corp. (REIT)	2,323	9,687
Security National Financial Corp., Class A*	1,428	7,426
Severn Bancorp, Inc.	1,651	16,180
SI Financial Group, Inc.	1,997	27,958
Southern Missouri Bancorp, Inc.	1,280	47,706
Sterling Bancorp, Inc.	3,879	43,871
Territorial Bancorp, Inc.	1,384	40,897
Timberland Bancorp, Inc.	1,174	36,676
United Community Financial Corp.	8,869	85,763
United Financial Bancorp, Inc.	9,231	155,357
Waterstone Financial, Inc.	4,573	78,427
Western New England Bancorp, Inc.	4,830	52,164
WMIH Corp.*	56,494	78,527
WVS Financial Corp.	311	4,979

		2,773,709

Total Financials		26,480,550

Health Care (31.1%)
Biotechnology (15.1%)
Abeona Therapeutics, Inc.(x)*	5,690	72,832
Acceleron Pharma, Inc.*	12,183	697,233
Achaogen, Inc.(x)*	5,712	22,791
Achillion Pharmaceuticals, Inc.*	24,709	90,929
Adamas Pharmaceuticals, Inc.(x)*	3,994	79,960
ADMA Biologics, Inc.*	3,443	21,381
Advaxis, Inc.*	8,887	8,354
Adverum Biotechnologies, Inc.(x)*	9,893	59,853
Aeglea BioTherapeutics, Inc.*	2,961	28,337
Aevi Genomic Medicine, Inc.*	6,530	8,032
Agenus, Inc.(x)*	15,678	33,551
Aileron Therapeutics, Inc.*	1,008	2,772
AIS Operating Co., Inc.*	822	5,203
Akebia Therapeutics, Inc.*	9,189	81,139
Albireo Pharma, Inc.*	1,668	54,977
Aldeyra Therapeutics, Inc.*	3,134	43,249
Allena Pharmaceuticals, Inc.*	2,104	22,597
Anavex Life Sciences Corp.(x)*	7,110	19,410
Applied Genetic Technologies Corp.*	2,681	19,571
Aptevo Therapeutics, Inc.*	3,477	17,663
Aptinyx, Inc.*	2,409	69,765
AquaBounty Technologies, Inc.(x)*	320	1,027
Arbutus Biopharma Corp.*	6,428	60,745
Arcturus Therapeutics Ltd.*	1,365	12,067
Arcus Biosciences, Inc.(x)*	33,847	471,827
Ardelyx, Inc.*	7,837	34,091
Arena Pharmaceuticals, Inc.*	11,062	509,073
ArQule, Inc.*	19,645	111,191
Arrowhead Pharmaceuticals, Inc.(x)*	15,809	303,059
Arsanis, Inc.(x)*	813	1,317
Asterias Biotherapeutics, Inc.(x)*	5,993	7,791
Athersys, Inc.(x)*	20,589	43,237
aTyr Pharma, Inc.*	4,706	3,824
Audentes Therapeutics, Inc.*	43,145	1,708,110
AVEO Pharmaceuticals, Inc.(x)*	18,485	61,185
Avid Bioservices, Inc.*	9,192	63,057
AzurRx BioPharma, Inc.*	1,982	5,094
Bellicum Pharmaceuticals, Inc.*	7,253	44,678
BioCryst Pharmaceuticals, Inc.*	19,743	150,639
Biohaven Pharmaceutical Holding Co. Ltd.*	5,131	192,669
BioSpecifics Technologies Corp.*	1,055	61,707
BioTime, Inc.(x)*	16,325	38,364
Bioxcel Therapeutics, Inc.*	1,002	7,675
BrainStorm Cell Therapeutics, Inc.(x)*	3,268	12,484
Caladrius Biosciences, Inc.*	1,542	9,098
Calithera Biosciences, Inc.*	5,652	29,673
Calyxt, Inc.*	1,062	16,217
Capricor Therapeutics, Inc.(x)*	2,671	2,805
Cara Therapeutics, Inc.*	5,903	141,377
CareDx, Inc.*	53,727	1,550,023
CASI Pharmaceuticals, Inc.*	9,097	42,483
Catabasis Pharmaceuticals, Inc.(x)*	10,404	8,323
Catalyst Biosciences, Inc.*	2,166	23,349
Catalyst Pharmaceuticals, Inc.*	17,507	66,176
Celcuity, Inc.*	1,054	30,313
Cellular Biomedicine Group, Inc.(x)*	2,108	38,260
CEL-SCI Corp.(x)*	2,612	10,579
Celsion Corp.*	3,238	8,969
Checkpoint Therapeutics, Inc.(x)*	3,756	13,446
ChemoCentryx, Inc.*	3,981	50,320
Chimerix, Inc.*	8,114	31,563
Cidara Therapeutics, Inc.(x)*	4,183	18,405
Cleveland BioLabs, Inc.(x)*	775	1,558
Cohbar, Inc.(m)(x)*	4,046	17,438
Conatus Pharmaceuticals, Inc.(x)*	4,912	28,490
Concert Pharmaceuticals, Inc.*	3,863	57,327
Constellation Pharmaceuticals, Inc.*	690	4,644
ContraFect Corp.(x)*	12,690	26,268
Corbus Pharmaceuticals Holdings, Inc.(x)*	9,162	69,173
Corvus Pharmaceuticals, Inc.*	2,517	21,596
Crinetics Pharmaceuticals, Inc.(x)*	1,259	36,070
CTI BioPharma Corp.*	9,278	20,040
Cue Biopharma, Inc.(x)*	3,211	29,060
Cytokinetics, Inc.*	8,358	82,326
CytomX Therapeutics, Inc.*	8,057	149,055
CytRx Corp.*	5,035	5,287
Deciphera Pharmaceuticals, Inc.*	38,466	1,489,403
Denali Therapeutics, Inc.(x)*	61,802	1,343,574
Dicerna Pharmaceuticals, Inc.*	8,234	125,651
Edge Therapeutics, Inc.(x)*	3,437	2,818
Eidos Therapeutics, Inc.(x)*	1,298	12,954
Eiger BioPharmaceuticals, Inc.(x)*	1,562	18,744
Evelo Biosciences, Inc.*	975	11,876
Fate Therapeutics, Inc.(x)*	9,035	147,180
Fennec Pharmaceuticals, Inc.*	2,050	16,810
Five Prime Therapeutics, Inc.*	6,094	84,828
Flexion Therapeutics, Inc.(x)*	6,117	114,449
Fortress Biotech, Inc.(x)*	6,406	10,250
Forty Seven, Inc.*	1,471	21,947
Galectin Therapeutics, Inc.(x)*	5,783	34,756
Gemphire Therapeutics, Inc.(x)*	1,992	4,104
Genprex, Inc.(x)*	215	484
Geron Corp.(x)*	30,628	53,905
GlycoMimetics, Inc.*	6,192	89,165
GTx, Inc.(x)*	923	1,449
Histogenics Corp.*	3,352	1,827
Homology Medicines, Inc.(x)*	42,084	962,039
Idera Pharmaceuticals, Inc.*	3,467	30,891
ImmuCell Corp.*	679	5,656
Immune Design Corp.*	6,131	21,152
Infinity Pharmaceuticals, Inc.*	8,237	22,322
Inovio Pharmaceuticals, Inc.*	15,102	83,967
Insys Therapeutics, Inc.*	4,891	49,301
Intellia Therapeutics, Inc.(x)*	22,301	638,255
Invitae Corp.*	11,899	199,070
ITUS Corp.(x)*	2,827	13,117
Jounce Therapeutics, Inc.*	2,870	18,655
Kadmon Holdings, Inc.*	18,005	60,137
KalVista Pharmaceuticals, Inc.*	863	19,081
Karyopharm Therapeutics, Inc.*	8,824	150,273
Kezar Life Sciences, Inc.(x)*	927	19,847
Kindred Biosciences, Inc.*	5,591	77,994

See Notes to Portfolio of Investments.

7

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Kiniksa Pharmaceuticals Ltd., Class A(x)*	1,163	$29,657
Krystal Biotech, Inc.*	898	15,787
Kura Oncology, Inc.*	5,127	89,723
La Jolla Pharmaceutical Co.(x)*	3,904	78,588
Leap Therapeutics, Inc.*	1,006	7,837
MacroGenics, Inc.*	7,128	152,824
Magenta Therapeutics, Inc.*	715	8,587
MannKind Corp.*	25,497	46,660
MediciNova, Inc.(x)*	7,265	90,740
MEI Pharma, Inc.*	6,446	27,782
MeiraGTx Holdings plc(x)*	655	8,908
Merrimack Pharmaceuticals, Inc.*	2,250	11,993
Mersana Therapeutics, Inc.(x)*	2,262	22,620
Minerva Neurosciences, Inc.*	5,557	69,740
Miragen Therapeutics, Inc.*	4,658	25,992
Mirati Therapeutics, Inc.*	29,255	1,377,910
Molecular Templates, Inc.(x)*	1,640	8,840
Moleculin Biotech, Inc.*	3,398	5,437
Mustang Bio, Inc.(x)*	2,982	17,743
Myovant Sciences Ltd.(x)*	78,254	2,077,643
NantKwest, Inc.*	5,326	19,706
Natera, Inc.*	5,969	142,898
Neon Therapeutics, Inc.*	1,109	9,471
Neurotrope, Inc.*	1,296	11,418
NewLink Genetics Corp.*	5,357	12,803
Nightstar Therapeutics plc (ADR)*	26,947	550,527
Novavax, Inc.(x)*	69,297	130,278
Novelion Therapeutics, Inc.*	3,012	8,916
Nymox Pharmaceutical Corp.*	6,069	14,930
OncoMed Pharmaceuticals, Inc.*	4,471	9,479
OncoSec Medical, Inc.(x)*	9,284	12,998
Ophthotech Corp.*	6,329	14,936
Organovo Holdings, Inc.(x)*	20,651	23,749
Orgenesis, Inc.*	1,291	7,152
Ovid therapeutics, Inc.*	2,397	13,591
Palatin Technologies, Inc.(x)*	36,989	36,897
PDL BioPharma, Inc.*	25,929	68,193
Pfenex, Inc.*	5,111	26,117
Pieris Pharmaceuticals, Inc.*	9,428	52,797
PolarityTE, Inc.(x)*	1,800	34,380
Progenics Pharmaceuticals, Inc.(x)*	15,209	95,360
Protagonist Therapeutics, Inc.(x)*	2,443	25,138
Proteon Therapeutics, Inc.(x)*	1,723	3,360
Proteostasis Therapeutics, Inc.(x)*	4,587	11,055
Prothena Corp. plc*	7,291	95,366
Ra Pharmaceuticals, Inc.*	2,635	47,667
Recro Pharma, Inc.*	3,180	22,610
Repligen Corp.*	13,521	749,874
Replimune Group, Inc.*	1,351	21,751
Rexahn Pharmaceuticals, Inc.(x)*	5,428	9,662
Rhythm Pharmaceuticals, Inc.*	2,756	80,393
Rigel Pharmaceuticals, Inc.*	30,522	97,976
Riot Blockchain, Inc.(x)	2,396	8,745
Rocket Pharmaceuticals, Inc.(x)*	46,652	1,148,571
Savara, Inc.*	5,183	57,842
Scholar Rock Holding Corp.*	1,121	28,866
Selecta Biosciences, Inc.*	3,276	50,942
SELLAS Life Sciences Group, Inc.*	565	689
Seres Therapeutics, Inc.(x)*	3,770	28,614
Sesen Bio, Inc.*	11,288	24,269
Soleno Therapeutics, Inc.*	1,770	3,823
Sophiris Bio, Inc.(x)*	4,985	13,908
Sorrento Therapeutics, Inc.(x)*	19,795	87,098
Spark Therapeutics, Inc.*	6,351	346,447
Spero Therapeutics, Inc.(x)*	1,510	15,870
Spring Bank Pharmaceuticals, Inc.*	2,503	30,161
Stemline Therapeutics, Inc.*	5,158	85,623
Sunesis Pharmaceuticals, Inc.(x)*	6,152	12,304
Surface Oncology, Inc.(x)*	51,197	560,095
Syndax Pharmaceuticals, Inc.*	2,697	21,792
Synergy Pharmaceuticals, Inc.(x)*	45,237	76,903
Synlogic, Inc.*	2,794	39,703
Syros Pharmaceuticals, Inc.*	4,600	54,786
T2 Biosystems, Inc.*	5,611	41,802
TapImmune, Inc.(x)*	1,321	11,955
TG Therapeutics, Inc.*	11,356	63,594
Tocagen, Inc.(x)*	3,260	50,823
Tracon Pharmaceuticals, Inc.*	3,331	6,829
Translate Bio, Inc.*	1,739	17,390
Trevena, Inc.(x)*	12,173	25,807
Tyme Technologies, Inc.*	7,601	21,131
uniQure NV*	14,537	529,001
UNITY Biotechnology, Inc.(x)*	914	14,889
Unum Therapeutics, Inc.(x)*	642	6,613
Vaccinex, Inc.*	591	4,090
Vanda Pharmaceuticals, Inc.*	9,336	214,261
Vaxart, Inc.*	733	2,089
Veracyte, Inc.*	5,080	48,514
Verastem, Inc.(x)*	12,461	90,342
Vericel Corp.*	7,790	110,229
Versartis, Inc.*	6,621	9,269
Vical, Inc.*	3,588	4,916
Viking Therapeutics, Inc.(x)*	9,409	163,905
Vital Therapies, Inc.(x)*	5,935	1,635
Voyager Therapeutics, Inc.*	3,906	73,902
vTv Therapeutics, Inc., Class A(x)*	1,328	1,023
XBiotech, Inc.(x)*	3,381	10,752
Xencor, Inc.*	18,692	728,427
XOMA Corp.(x)*	1,047	18,396
Zafgen, Inc.*	5,514	64,459
ZIOPHARM Oncology, Inc.(x)*	23,918	76,538

		25,708,243

Health Care Equipment & Supplies (10.4%)
Accuray, Inc.*	15,193	68,369
Alphatec Holdings, Inc.*	3,187	10,740
AngioDynamics, Inc.*	6,630	144,136
Anika Therapeutics, Inc.*	2,586	109,077
Antares Pharma, Inc.(x)*	26,257	88,224
Apollo Endosurgery, Inc.*	1,865	13,372
AtriCure, Inc.*	6,110	214,033
AxoGen, Inc.*	10,259	378,044
Bellerophon Therapeutics, Inc.(x)*	4,137	4,468
Biolase, Inc.(x)*	1,234	2,554
BioLife Solutions, Inc.*	993	17,378
Biomerica, Inc.*	1,135	4,063
Bovie Medical Corp.*	5,784	41,066
CAS Medical Systems, Inc.*	4,576	10,433
Cerus Corp.*	24,032	173,271
Chembio Diagnostics, Inc.*	2,553	26,807
Conformis, Inc.*	9,888	10,481
Corindus Vascular Robotics, Inc.(x)*	15,585	22,131
CryoLife, Inc.*	6,501	228,835
CryoPort, Inc.(x)*	4,697	60,169
Cutera, Inc.*	2,465	80,236
CytoSorbents Corp.*	5,380	69,402
DarioHealth Corp.*	1,474	1,430
Ekso Bionics Holdings, Inc.(x)*	7,286	17,049
ElectroCore LLC(x)*	22,866	320,124
Electromed, Inc.*	1,345	8,743
Endologix, Inc.*	15,126	28,891
FONAR Corp.*	1,111	27,664
GenMark Diagnostics, Inc.*	9,435	69,347
Glaukos Corp.(x)*	26,261	1,704,339
Helius Medical Technologies, Inc.(x)*	3,084	30,192
Heska Corp.*	1,211	137,218

See Notes to Portfolio of Investments.

8

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
IntriCon Corp.*	1,306	$73,397
Invacare Corp.	5,976	86,951
Invuity, Inc.*	3,796	28,090
iRadimed Corp.*	623	23,144
iRhythm Technologies, Inc.*	26,684	2,525,907
IRIDEX Corp.*	2,039	12,948
Kewaunee Scientific Corp.	407	12,821
Lantheus Holdings, Inc.*	6,751	100,927
LeMaitre Vascular, Inc.	2,863	110,913
Meridian Bioscience, Inc.	7,585	113,017
Misonix, Inc.*	1,377	25,475
Motus GI Holdings, Inc.(x)*	441	2,236
Myomo, Inc.(x)*	2,176	4,221
Neuronetics, Inc.*	42,251	1,354,567
Nuvectra Corp.*	2,529	55,587
Obalon Therapeutics, Inc.(x)*	1,485	4,010
OraSure Technologies, Inc.*	10,926	168,807
Orthofix Medical, Inc.*	3,177	183,662
OrthoPediatrics Corp.*	1,259	46,130
Oxford Immunotec Global plc*	4,620	74,983
Presbia plc*	988	1,739
Pro-Dex, Inc.*	504	5,242
Pulse Biosciences, Inc.(x)*	1,936	27,472
Restoration Robotics, Inc.(x)*	3,799	11,017
ReWalk Robotics Ltd.*	5,027	4,474
Rockwell Medical, Inc.(x)*	8,657	36,533
RTI Surgical, Inc.*	10,293	46,319
SeaSpine Holdings Corp.*	2,115	32,909
Second Sight Medical Products, Inc.(x)*	5,129	9,745
Senseonics Holdings, Inc.(x)*	15,455	73,720
Sensus Healthcare, Inc.*	1,442	12,084
Sientra, Inc.*	68,726	1,641,177
STAAR Surgical Co.*	7,974	382,752
Surmodics, Inc.*	2,362	176,323
Tactile Systems Technology, Inc.*	41,266	2,931,948
Tandem Diabetes Care, Inc.*	67,345	2,885,060
TransEnterix, Inc.(x)*	28,953	167,927
Utah Medical Products, Inc.	619	58,310
Valeritas Holdings, Inc.(x)*	3,107	4,132
Vermillion, Inc.*	6,608	4,692
ViewRay, Inc.(x)*	10,933	102,333
Viveve Medical, Inc.(x)*	4,411	11,821
Xtant Medical Holdings, Inc.*	690	2,657
Zosano Pharma Corp.*	1,932	7,902

		17,768,367

Health Care Providers & Services (1.6%)
AAC Holdings, Inc.(x)*	2,406	18,358
Aceto Corp.	5,552	12,548
Addus HomeCare Corp.*	1,711	120,026
American Renal Associates Holdings, Inc.*	2,392	51,787
Apollo Medical Holdings, Inc.(x)*	623	13,750
BioScrip, Inc.*	23,020	71,362
Capital Senior Living Corp.*	4,519	42,659
Catasys, Inc.(x)*	851	10,935
Civitas Solutions, Inc.*	2,894	42,687
Community Health Systems, Inc.*	15,636	54,101
Cross Country Healthcare, Inc.*	6,496	56,710
CynergisTek, Inc.*	1,681	6,472
Digirad Corp.	4,141	6,212
Diversicare Healthcare Services, Inc.(x)	946	6,102
Five Star Senior Living, Inc.*	4,585	3,944
Fulgent Genetics, Inc.(x)*	956	3,757
Genesis Healthcare, Inc.*	10,231	13,812
InfuSystem Holdings, Inc.*	3,392	11,024
Joint Corp. (The)*	1,567	13,398
National Research Corp.	2,009	77,547
Nobilis Health Corp.(x)*	9,741	9,741
PetIQ, Inc.(x)*	37,664	1,480,571
Providence Service Corp. (The)*	2,021	135,972
Psychemedics Corp.	971	18,265
Quorum Health Corp.*	5,108	29,933
R1 RCM, Inc.*	18,777	190,773
RadNet, Inc.*	7,221	108,676
Sharps Compliance Corp.*	2,668	9,205
Triple-S Management Corp., Class B*	4,002	75,598

		2,695,925

Health Care Technology (1.1%)
Castlight Health, Inc., Class B*	14,001	37,803
Computer Programs & Systems, Inc.	2,121	56,949
HealthStream, Inc.	4,715	146,212
HTG Molecular Diagnostics, Inc.*	4,718	23,826
Icad, Inc.*	2,396	6,972
Inspire Medical Systems, Inc.*	24,932	1,049,138
Medical Transcription Billing Corp.(x)*	1,108	5,762
NantHealth, Inc.(x)*	3,739	5,870
Simulations Plus, Inc.	2,074	41,895
Streamline Health Solutions, Inc.*	3,128	3,691
Tabula Rasa HealthCare, Inc.*	3,187	258,753
Vocera Communications, Inc.*	5,437	198,885

		1,835,756

Life Sciences Tools & Services (0.4%)
Champions Oncology, Inc.*	1,057	18,466
ChromaDex Corp.(x)*	6,869	29,468
Codexis, Inc.*	9,296	159,426
Enzo Biochem, Inc.*	7,988	32,911
Fluidigm Corp.*	4,819	36,094
Harvard Bioscience, Inc.*	6,385	33,521
NanoString Technologies, Inc.*	4,553	81,180
NeoGenomics, Inc.*	11,482	176,249
Pacific Biosciences of California, Inc.(x)*	22,137	119,761
Quanterix Corp.*	1,518	32,516

		719,592

Pharmaceuticals (2.5%)
AcelRx Pharmaceuticals, Inc.(x)*	8,810	33,919
Acer Therapeutics, Inc.*	649	20,015
Aclaris Therapeutics, Inc.*	4,892	71,032
Adamis Pharmaceuticals Corp.(x)*	8,230	28,805
Agile Therapeutics, Inc.*	3,283	1,203
Alimera Sciences, Inc.*	11,321	11,095
Amphastar Pharmaceuticals, Inc.*	6,495	124,964
Ampio Pharmaceuticals, Inc.*	18,155	9,223
ANI Pharmaceuticals, Inc.*	1,461	82,605
Aquestive Therapeutics, Inc.*	937	16,407
Aratana Therapeutics, Inc.*	8,117	47,403
Assembly Biosciences, Inc.*	3,807	141,392
Assertio Therapeutics, Inc.*	10,684	62,822
Avenue Therapeutics, Inc.*	1,104	3,135
Axsome Therapeutics, Inc.(x)*	3,181	10,974
BioDelivery Sciences International, Inc.(x)*	10,138	28,386
Cerecor, Inc.*	1,590	7,425
Chiasma, Inc.*	3,229	11,624
Clearside Biomedical, Inc.*	5,081	31,248
Cocrystal Pharma, Inc.*	2,176	5,440
Collegium Pharmaceutical, Inc.(x)*	5,343	78,756
Corium International, Inc.(x)*	4,867	46,285
Cumberland Pharmaceuticals, Inc.*	1,815	10,364
Cymabay Therapeutics, Inc.*	10,739	118,988
Dermira, Inc.*	6,336	69,062
Dova Pharmaceuticals, Inc.(x)*	2,140	44,876

See Notes to Portfolio of Investments.

9

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Durect Corp.*	28,482	$31,330
Eloxx Pharmaceuticals, Inc.*	4,065	69,268
Endocyte, Inc.*	11,804	209,639
Evofem Biosciences, Inc.(x)*	496	2,009
Evoke Pharma, Inc.(x)*	2,252	6,711
Evolus, Inc.*	1,646	30,649
Eyenovia, Inc.*	922	3,706
EyePoint Pharmaceuticals, Inc.(x)*	8,346	29,795
Flex Pharma, Inc.(x)*	1,851	860
Imprimis Pharmaceuticals, Inc.*	3,047	8,471
Innovate Biopharmaceuticals, Inc.(x)*	3,367	22,997
Kala Pharmaceuticals, Inc.*	2,122	20,944
KemPharm, Inc.(x)*	2,287	10,978
Lannett Co., Inc.(x)*	5,172	24,567
Liquidia Technologies, Inc.*	886	24,303
Marinus Pharmaceuticals, Inc.*	6,611	66,110
Melinta Therapeutics, Inc.*	6,217	24,557
Menlo Therapeutics, Inc.(x)*	1,730	17,041
MyoKardia, Inc.*	23,735	1,547,521
Neos Therapeutics, Inc.*	5,043	24,459
NovaBay Pharmaceuticals, Inc.*	1,268	2,409
Novan, Inc.(x)*	3,440	9,598
Novus Therapeutics, Inc.*	922	4,306
Ocular Therapeutix, Inc.*	5,874	40,413
Odonate Therapeutics, Inc.(x)*	1,246	24,185
Omeros Corp.(x)*	8,329	203,311
Opiant Pharmaceuticals, Inc.(x)*	454	8,108
Optinose, Inc.(x)*	3,469	43,120
Oramed Pharmaceuticals, Inc.*	1,847	8,921
Otonomy, Inc.*	4,908	13,497
Pain Therapeutics, Inc.*	1,063	1,074
Paratek Pharmaceuticals, Inc.(x)*	5,767	55,940
Pernix Therapeutics Holdings, Inc.(x)*	2,447	2,357
PLx Pharma, Inc.*	1,383	5,601
ProPhase Labs, Inc.(x)	1,585	4,755
Provention Bio, Inc.(x)*	2,895	11,609
Reata Pharmaceuticals, Inc., Class A*	3,393	277,412
resTORbio, Inc.*	1,389	21,029
scPharmaceuticals, Inc.(x)*	1,280	7,514
SCYNEXIS, Inc.(x)*	8,479	10,175
Sienna Biopharmaceuticals, Inc.*	2,801	41,511
SIGA Technologies, Inc.*	9,469	65,241
Teligent, Inc.(x)*	7,578	29,933
Tetraphase Pharmaceuticals, Inc.*	9,383	25,897
Verrica Pharmaceuticals, Inc.*	1,040	16,900
Xeris Pharmaceuticals, Inc.*	1,196	21,026
Zomedica Pharmaceuticals Corp.*	7,470	13,969
Zynerba Pharmaceuticals, Inc.(x)*	2,684	21,901

		4,285,075

Total Health Care		53,012,958

Industrials (9.8%)
Aerospace & Defense (1.4%)
Aerovironment, Inc.*	17,787	1,995,167
Air Industries Group*	3,799	5,281
Arotech Corp.*	4,321	14,691
CPI Aerostructures, Inc.*	1,390	11,607
Ducommun, Inc.*	1,952	79,719
Innovative Solutions & Support, Inc.*	2,181	5,540
KeyW Holding Corp. (The)(x)*	8,869	76,806
National Presto Industries, Inc.(x)	900	116,684
SIFCO Industries, Inc.*	440	2,222
Sparton Corp.*	1,785	25,758
Vectrus, Inc.*	2,040	63,628
VirTra, Inc.*	1,247	6,634

		2,403,737

Air Freight & Logistics (1.3%)
Air T, Inc.*	197	6,481
Air Transport Services Group, Inc.*	29,172	626,323
Echo Global Logistics, Inc.*	48,153	1,490,335
Radiant Logistics, Inc.*	7,047	41,648

		2,164,787

Airlines (0.0%)
Mesa Air Group, Inc.*	1,738	24,089

Building Products (0.4%)
Alpha Pro Tech Ltd.*	2,222	7,888
Armstrong Flooring, Inc.*	3,836	69,432
Caesarstone Ltd.(x)	4,165	77,261
CSW Industrials, Inc.*	2,818	151,327
Insteel Industries, Inc.	3,306	118,619
Jewett-Cameron Trading Co. Ltd.*	370	3,312
PGT Innovations, Inc.*	9,018	194,788
Quanex Building Products Corp.	6,320	115,024
Tecogen, Inc.*	2,947	9,283

		746,934

Commercial Services & Supplies (0.9%)
Acme United Corp.	470	10,002
AMREP Corp.*	671	4,905
Aqua Metals, Inc.(x)*	6,613	17,062
ARC Document Solutions, Inc.*	7,052	20,028
BioHiTech Global, Inc.*	1,332	4,515
Casella Waste Systems, Inc., Class A*	7,250	225,185
CECO Environmental Corp.*	5,569	43,884
Cemtrex, Inc.(x)*	1,146	1,639
Charah Solutions, Inc.*	1,134	8,959
CompX International, Inc.	297	4,039
Ecology and Environment, Inc., Class A(x)	395	5,273
Ennis, Inc.	4,660	95,297
Essendant, Inc.	6,788	87,022
Heritage-Crystal Clean, Inc.*	2,720	58,072
Hudson Technologies, Inc.(x)*	7,061	9,038
Intersections, Inc.(x)*	1,472	2,664
Kimball International, Inc., Class B	6,503	108,925
LSC Communications, Inc.	5,941	65,707
NL Industries, Inc.*	1,456	8,736
Odyssey Marine Exploration, Inc.(x)*	1,456	11,794
Performant Financial Corp.*	6,896	13,930
Perma-Fix Environmental Services*	1,976	8,299
PICO Holdings, Inc.*	3,608	45,280
Quest Resource Holding Corp.*	1,041	2,665
RR Donnelley & Sons Co.	12,951	69,935
SP Plus Corp.*	4,086	149,139
Team, Inc.(x)*	5,370	120,825
Viad Corp.	3,702	219,344
Virco Manufacturing Corp.	1,860	9,021
VSE Corp.	1,559	51,650
Wilhelmina International, Inc.*	224	1,467

		1,484,301

Construction & Engineering (2.0%)
Ameresco, Inc., Class A*	3,461	47,243
Argan, Inc.	2,651	113,993
FTE Networks, Inc.*	446	5,205
Goldfield Corp. (The)*	4,248	18,054
Great Lakes Dredge & Dock Corp.*	10,322	63,996
HC2 Holdings, Inc.*	7,742	47,381
IES Holdings, Inc.*	1,551	30,245
Infrastructure and Energy Alternatives, Inc.*	3,126	32,823

See Notes to Portfolio of Investments.

10

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Limbach Holdings, Inc.*	846	$9,534
MYR Group, Inc.*	2,913	95,080
Northwest Pipe Co.*	1,747	34,503
NV5 Global, Inc.*	31,697	2,748,130
Orion Group Holdings, Inc.*	5,064	38,233
Sterling Construction Co., Inc.*	4,831	69,180

		3,353,600

Electrical Equipment (0.3%)
Allied Motion Technologies, Inc.	1,273	69,289
American Superconductor Corp.(x)*	3,455	24,012
Babcock & Wilcox Enterprises, Inc.*	5,924	6,102
Broadwind Energy, Inc.*	2,493	5,435
Capstone Turbine Corp.(x)*	9,724	9,724
Energous Corp.(x)*	4,236	42,868
Enphase Energy, Inc.(x)*	15,744	76,359
Espey Manufacturing & Electronics Corp.	301	8,995
FuelCell Energy, Inc.(x)*	14,892	15,934
LSI Industries, Inc.	4,531	20,843
Pioneer Power Solutions, Inc.*	679	3,327
Plug Power, Inc.(x)*	38,869	74,628
Polar Power, Inc.(x)*	672	3,441
Powell Industries, Inc.	1,593	57,762
Preformed Line Products Co.	557	39,146
Revolution Lighting Technologies, Inc.(x)*	2,157	6,126
TPI Composites, Inc.*	2,642	75,429
Ultralife Corp.*	1,750	14,263
Vivint Solar, Inc.*	5,559	28,907

		582,590

Machinery (2.1%)
ARC Group Worldwide, Inc.*	2,356	3,887
ASV Holdings, Inc.*	945	4,678
Blue Bird Corp.*	2,650	64,925
Chicago Rivet & Machine Co.	138	4,485
Columbus McKinnon Corp.	4,055	160,335
Commercial Vehicle Group, Inc.*	5,511	50,481
DMC Global, Inc.	22,537	919,509
Douglas Dynamics, Inc.	4,035	177,136
Eastern Co. (The)	981	27,860
Energy Recovery, Inc.(x)*	6,591	58,989
ExOne Co. (The)(x)*	2,148	20,363
FreightCar America, Inc.*	2,209	35,499
Gencor Industries, Inc.*	1,421	17,123
Global Brass & Copper Holdings, Inc.	3,952	145,829
Graham Corp.	1,731	48,762
Hurco Cos., Inc.	1,127	50,828
Jason Industries, Inc.*	3,889	13,106
Kadant, Inc.	1,989	214,513
Kornit Digital Ltd.(x)*	32,083	702,617
LB Foster Co., Class A*	1,778	36,538
LS Starrett Co. (The), Class A	862	5,172
Lydall, Inc.*	3,061	131,929
Manitex International, Inc.*	2,587	27,241
Miller Industries, Inc.	2,005	53,935
NN, Inc.	5,003	78,047
Omega Flex, Inc.	528	37,572
Park-Ohio Holdings Corp.	1,608	61,667
Perma-Pipe International Holdings, Inc.*	1,257	11,439
Spartan Motors, Inc.	6,191	91,317
Taylor Devices, Inc.*	584	6,681
Titan International, Inc.	9,161	67,975
Twin Disc, Inc.*	1,542	35,528
Xerium Technologies, Inc.*	2,562	34,485

		3,400,451

Marine (0.1%)
Eagle Bulk Shipping, Inc.*	8,621	48,450
Genco Shipping & Trading Ltd.*	1,669	23,366
Pangaea Logistics Solutions Ltd.*	1,569	5,492
Safe Bulkers, Inc.*	9,284	26,738
Scorpio Bulkers, Inc.	10,526	76,313

		180,359

Professional Services (0.8%)
Acacia Research Corp.*	7,785	24,912
Barrett Business Services, Inc.	1,305	87,148
BG Staffing, Inc.	1,491	40,555
CBIZ, Inc.*	9,376	222,211
CRA International, Inc.	1,431	71,865
DLH Holdings Corp.*	961	5,535
Forrester Research, Inc.	1,865	85,604
Franklin Covey Co.*	1,774	41,955
GP Strategies Corp.*	2,273	38,300
Heidrick & Struggles International, Inc.	3,390	114,752
Hudson Global, Inc.*	5,618	8,933
InnerWorkings, Inc.*	7,810	61,855
Kelly Services, Inc., Class A	5,663	136,082
Kforce, Inc.	4,185	157,356
Mastech Digital, Inc.*	678	6,488
Mistras Group, Inc.*	3,171	68,716
Novume Solutions, Inc.(x)*	972	1,186
RCM Technologies, Inc.	1,412	6,029
Red Violet, Inc.*	902	5,872
Reis, Inc.	1,649	37,927
Resources Connection, Inc.	5,403	89,690
ShiftPixy, Inc.(x)*	3,014	11,694
Volt Information Sciences, Inc.*	2,322	8,940
Willdan Group, Inc.*	1,441	48,936

		1,382,541

Road & Rail (0.2%)
Covenant Transportation Group, Inc., Class A*	2,231	64,832
Daseke, Inc.*	7,484	60,022
PAM Transportation Services, Inc.*	406	26,427
Patriot Transportation Holding, Inc.*	424	8,103
Roadrunner Transportation Systems, Inc.(x)*	5,421	4,532
Universal Logistics Holdings, Inc.	1,519	55,899
US Xpress Enterprises, Inc., Class A*	3,691	50,936
USA Truck, Inc.*	1,467	29,677
YRC Worldwide, Inc.*	6,014	54,006

		354,434

Trading Companies & Distributors (0.3%)
BlueLinx Holdings, Inc.*	1,621	51,045
CAI International, Inc.*	3,121	71,377
DXP Enterprises, Inc.*	2,886	115,643
EnviroStar, Inc.(x)	677	26,369
Foundation Building Materials, Inc.*	2,662	33,195
General Finance Corp.*	1,737	27,705
Houston Wire & Cable Co.*	2,898	22,315
Huttig Building Products, Inc.(x)*	4,237	17,880
Lawson Products, Inc.*	1,199	40,646
Titan Machinery, Inc.*	3,437	53,222
Transcat, Inc.*	1,217	27,808
Veritiv Corp.*	2,088	76,004
Willis Lease Finance Corp.*	573	19,774

		582,983

Total Industrials		16,660,806

Information Technology (18.8%)
Communications Equipment (1.9%)
Aerohive Networks, Inc.*	5,954	24,530

See Notes to Portfolio of Investments.

11

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Applied Optoelectronics, Inc.(x)*	3,406	$83,992
Aviat Networks, Inc.*	872	14,083
BK Technologies, Inc.	1,523	6,168
CalAmp Corp.*	6,252	149,798
Calix, Inc.*	8,165	66,137
Clearfield, Inc.*	2,042	27,465
ClearOne, Inc.	1,035	2,277
Communications Systems, Inc.	1,291	3,615
Comtech Telecommunications Corp.	46,171	1,674,621
DASAN Zhone Solutions, Inc.*	1,027	14,573
Digi International, Inc.*	4,879	65,623
EMCORE Corp.*	4,960	23,560
Harmonic, Inc.*	15,138	83,259
Inseego Corp.(x)*	8,740	33,649
KVH Industries, Inc.*	2,959	38,763
Lantronix, Inc.*	1,410	5,739
Network-1 Technologies, Inc.	2,367	6,391
PC-Tel, Inc.	3,190	14,834
Quantenna Communications, Inc.*	42,835	790,305
Resonant, Inc.(x)*	4,349	17,657
Ribbon Communications, Inc.*	9,604	65,595
TESSCO Technologies, Inc.	1,175	17,919
Westell Technologies, Inc., Class A*	2,149	5,716

		3,236,269

Electronic Equipment, Instruments & Components (2.1%)
Airgain, Inc.(x)*	1,450	19,053
Akoustis Technologies, Inc.(x)*	2,634	20,730
Applied DNA Sciences, Inc.(x)*	4,913	7,320
Bel Fuse, Inc., Class B	1,769	46,879
ClearSign Combustion Corp.(x)*	3,642	5,827
Coda Octopus Group, Inc.*	775	4,673
Control4 Corp.*	41,111	1,411,340
CTS Corp.	5,947	203,981
CUI Global, Inc.(x)*	5,284	11,783
Daktronics, Inc.	6,579	51,579
Data I/O Corp.*	1,350	7,061
Electro Scientific Industries, Inc.*	5,839	101,891
eMagin Corp.*	4,932	7,398
FARO Technologies, Inc.*	3,051	196,332
Frequency Electronics, Inc.*	832	8,628
ID Systems, Inc.*	2,414	16,777
Identiv, Inc.*	2,716	16,187
IEC Electronics Corp.*	1,794	9,454
Interlink Electronics, Inc.*	196	796
Iteris, Inc.*	4,643	24,979
Key Tronic Corp.*	1,807	13,824
Kimball Electronics, Inc.*	4,674	91,844
LightPath Technologies, Inc., Class A*	4,804	9,680
LRAD Corp.*	5,758	17,619
Luna Innovations, Inc.*	4,647	15,010
Maxwell Technologies, Inc.(x)*	7,099	24,776
Mesa Laboratories, Inc.	609	113,043
MicroVision, Inc.(x)*	13,331	16,131
Napco Security Technologies, Inc.*	2,154	32,202
PAR Technology Corp.*	2,081	46,240
Park Electrochemical Corp.	3,451	67,260
PC Connection, Inc.	2,109	82,019
PCM, Inc.*	1,453	28,406
Perceptron, Inc.*	1,394	13,592
RF Industries Ltd.(x)	1,416	10,054
Richardson Electronics Ltd.	2,049	17,970
SMTC Corp.*	3,057	8,835
Vishay Precision Group, Inc.*	19,687	736,293
Wayside Technology Group, Inc.	791	10,204
Wireless Telecom Group, Inc.*	3,057	5,564

		3,533,234

IT Services (2.0%)
ALJ Regional Holdings, Inc.*	4,059	6,941
Brightcove, Inc.*	6,551	55,028
Carbonite, Inc.*	31,287	1,115,381
Cass Information Systems, Inc.	2,184	142,222
Computer Task Group, Inc.*	2,410	12,580
ConvergeOne Holdings, Inc.	4,804	44,725
CSP, Inc.	628	8,239
Edgewater Technology, Inc.*	2,235	11,220
Endava plc (ADR)*	31,564	913,777
Everi Holdings, Inc.*	11,845	108,619
Exela Technologies, Inc.(x)*	8,676	61,860
Hackett Group, Inc. (The)	4,436	89,385
I3 Verticals, Inc., Class A*	1,375	31,598
Information Services Group, Inc.*	6,420	30,688
Innodata, Inc.(x)*	4,323	6,355
Internap Corp.*	3,666	46,302
JetPay Corp.(x)*	766	1,455
Limelight Networks, Inc.*	19,867	99,732
MoneyGram International, Inc.*	5,651	30,233
Perficient, Inc.*	6,249	166,536
PFSweb, Inc.*	2,822	20,883
PRGX Global, Inc.*	3,771	32,808
ServiceSource International, Inc.*	14,090	40,157
StarTek, Inc.*	2,320	15,358
Steel Connect, Inc.*	6,607	14,073
Tucows, Inc., Class A(x)*	1,741	97,061
Unisys Corp.*	9,170	187,068

		3,390,284

Semiconductors & Semiconductor Equipment (2.0%)
ACM Research, Inc., Class A*	1,471	16,284
Adesto Technologies Corp.(x)*	4,453	26,495
Aehr Test Systems(x)*	3,616	8,028
Alpha & Omega Semiconductor Ltd.*	3,647	42,415
Amtech Systems, Inc.*	2,273	12,138
Aquantia Corp.(x)*	76,514	978,613
Atomera, Inc.(x)*	2,102	12,570
Axcelis Technologies, Inc.*	5,818	114,324
AXT, Inc.*	6,915	49,442
CEVA, Inc.*	12,710	365,413
Cohu, Inc.	5,141	129,039
CVD Equipment Corp.(x)*	980	6,027
CyberOptics Corp.(x)*	1,295	26,159
Everspin Technologies, Inc.(x)*	2,155	16,550
FormFactor, Inc.*	13,428	184,635
GSI Technology, Inc.*	2,829	19,520
Ichor Holdings Ltd.(x)*	17,368	354,655
Impinj, Inc.(x)*	2,966	73,616
Intermolecular, Inc.*	3,109	3,638
inTEST Corp.*	1,813	14,051
Kopin Corp.*	11,314	27,380
Nanometrics, Inc.*	4,137	155,220
NeoPhotonics Corp.(x)*	6,317	52,431
NVE Corp.	872	92,327
PDF Solutions, Inc.*	5,021	45,340
Photronics, Inc.*	12,327	121,421
Pixelworks, Inc.*	6,283	28,336
QuickLogic Corp.(x)*	15,067	15,067
Rudolph Technologies, Inc.*	5,708	139,561
SMART Global Holdings, Inc.*	1,812	52,077
Ultra Clean Holdings, Inc.*	6,971	87,486
Xcerra Corp.*	9,809	139,974

		3,410,232

Software (10.7%)
8x8, Inc.*	46,303	983,939
A10 Networks, Inc.*	9,321	56,672
Agilysys, Inc.*	2,936	47,857

See Notes to Portfolio of Investments.

12

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Alteryx, Inc., Class A(x)*	20,113	$1,150,665
Amber Road, Inc.*	4,274	41,116
American Software, Inc., Class A	5,162	62,615
Appfolio, Inc., Class A*	10,884	853,306
Appian Corp.(x)*	41,466	1,372,525
Apptio, Inc., Class A*	39,736	1,468,643
Asure Software, Inc.*	1,801	22,368
Aware, Inc.*	2,595	9,342
BSQUARE Corp.*	2,028	4,664
ChannelAdvisor Corp.*	4,719	58,752
Datawatch Corp.*	1,995	23,242
Digimarc Corp.*	2,057	64,693
Digital Turbine, Inc.(x)*	13,075	16,213
Domo, Inc., Class B*	1,472	31,574
eGain Corp.*	3,213	26,025
Everbridge, Inc.*	50,509	2,911,339
Evolving Systems, Inc.*	1,655	3,889
Finjan Holdings, Inc.*	3,471	14,960
Five9, Inc.*	37,025	1,617,622
Fusion Connect, Inc.(x)*	3,829	9,841
GlobalSCAPE, Inc.	2,274	9,119
Glu Mobile, Inc.*	20,376	151,801
GSE Systems, Inc.*	3,149	11,336
Intelligent Systems Corp.(x)*	1,195	12,631
Issuer Direct Corp.	338	5,171
Majesco*	1,017	7,678
MAM Software Group, Inc.*	865	6,661
Marin Software, Inc.*	796	2,547
Mimecast Ltd.*	19,275	807,237
Mind CTI Ltd.	2,816	6,533
Mitek Systems, Inc.*	6,069	42,786
MobileIron, Inc.*	13,276	70,363
Model N, Inc.*	4,721	74,828
Net Element, Inc.(x)*	580	3,126
NetSol Technologies, Inc.*	1,778	11,735
NXT-ID, Inc.(x)*	3,931	5,150
OneSpan, Inc.*	5,725	109,061
Park City Group, Inc.(x)*	2,485	25,099
QAD, Inc., Class A	1,911	108,258
RealNetworks, Inc.*	4,514	13,271
Rimini Street, Inc.(x)*	1,876	11,838
Rubicon Project, Inc. (The)*	8,268	29,765
RumbleON, Inc., Class B*	1,261	13,215
Seachange International, Inc.*	5,546	9,927
SendGrid, Inc.*	47,752	1,756,796
SharpSpring, Inc.*	1,312	18,394
ShotSpotter, Inc.(x)*	1,317	80,719
SITO Mobile Ltd.(x)*	4,327	7,702
Smith Micro Software, Inc.(x)*	2,800	7,056
Support.com, Inc.*	3,161	9,167
SVMK, Inc.*	46,316	742,445
Synacor, Inc.*	5,767	9,227
Talend SA (ADR)*	26,487	1,847,203
Telaria, Inc.*	8,000	30,320
Telenav, Inc.*	5,648	28,522
Upland Software, Inc.*	32,086	1,036,699
Veritone, Inc.(x)*	1,494	15,582
VirnetX Holding Corp.*	9,812	45,626
Zedge, Inc., Class B*	1,279	2,545
Zix Corp.*	9,676	53,702

		18,092,703

Technology Hardware, Storage & Peripherals (0.1%)
AstroNova, Inc.	1,150	24,840
Avid Technology, Inc.*	5,040	29,887
Boxlight Corp., Class A(x)*	301	879
Eastman Kodak Co.(x)*	3,231	10,016
Immersion Corp.*	4,717	49,859
Intevac, Inc.*	3,970	20,644
One Stop Systems, Inc.*	1,310	4,873
Quantum Corp.(x)*	5,483	13,159
TransAct Technologies, Inc.	1,289	18,562
USA Technologies, Inc.*	10,328	74,362

		247,081

Total Information Technology		31,909,803

Materials (1.8%)
Chemicals (0.7%)
Advanced Emissions Solutions, Inc.	3,437	41,107
AgroFresh Solutions, Inc.*	5,734	35,723
American Vanguard Corp.	5,275	94,950
Core Molding Technologies, Inc.	1,406	9,378
Flotek Industries, Inc.*	10,160	24,384
FutureFuel Corp.	4,692	86,990
Hawkins, Inc.	1,777	73,657
Intrepid Potash, Inc.*	17,489	62,786
KMG Chemicals, Inc.	2,677	202,273
Koppers Holdings, Inc.*	3,728	116,126
LSB Industries, Inc.*	3,902	38,162
Marrone Bio Innovations, Inc.(x)*	9,903	18,122
Northern Technologies International Corp.	685	23,770
OMNOVA Solutions, Inc.*	7,941	78,219
Rayonier Advanced Materials, Inc.	9,198	169,518
Senomyx, Inc.*	8,716	12,900
Trecora Resources*	3,766	52,724
Tredegar Corp.	4,681	101,344

		1,242,133

Construction Materials (0.0%)
Forterra, Inc.*	3,443	25,685
United States Lime & Minerals, Inc.	358	28,264

		53,949

Containers & Packaging (0.1%)
Myers Industries, Inc.	6,354	147,731
UFP Technologies, Inc.*	1,212	44,541

		192,272

Metals & Mining (0.8%)
Ampco-Pittsburgh Corp.*	1,701	10,036
Caledonia Mining Corp. plc	1,874	12,780
Friedman Industries, Inc.	1,307	12,312
Gold Resource Corp.	9,531	48,989
Haynes International, Inc.	2,249	79,840
Olympic Steel, Inc.	1,654	34,519
Paramount Gold Nevada Corp.*	2,955	3,132
Pershing Gold Corp.*	3,728	4,511
Ramaco Resources, Inc.*	1,036	7,729
Ryerson Holding Corp.*	2,969	33,550
Schnitzer Steel Industries, Inc., Class A	4,741	128,244
SunCoke Energy, Inc.*	11,773	136,802
Synalloy Corp.	1,469	33,567
TimkenSteel Corp.*	7,241	107,674
Universal Stainless & Alloy Products, Inc.*	23,523	600,071

		1,253,756

Paper & Forest Products (0.2%)
Clearwater Paper Corp.*	2,946	87,496
Verso Corp., Class A*	6,260	210,774

		298,270

Total Materials		3,040,380

Real Estate (1.9%)
Equity Real Estate Investment Trusts (REITs) (1.6%)
Armada Hoffler Properties, Inc. (REIT)	8,570	129,493
Ashford Hospitality Trust, Inc. (REIT)	15,444	98,687

See Notes to Portfolio of Investments.

13

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Bluerock Residential Growth REIT, Inc. (REIT)	4,497	$44,071
Braemar Hotels & Resorts, Inc. (REIT)	5,680	66,854
BRT Apartments Corp. (REIT)	1,591	19,156
CatchMark Timber Trust, Inc. (REIT), Class A	9,065	103,613
Cedar Realty Trust, Inc. (REIT)	16,770	78,148
City Office REIT, Inc. (REIT)	6,603	83,330
Clipper Realty, Inc. (REIT)	2,754	37,262
Community Healthcare Trust, Inc. (REIT)	3,237	100,282
Condor Hospitality Trust, Inc. (REIT)	1,196	12,785
CorEnergy Infrastructure Trust, Inc. (REIT)(x)	2,212	83,127
Farmland Partners, Inc. (REIT)(x)	5,842	39,141
Front Yard Residential Corp. (REIT)	8,969	97,314
Getty Realty Corp. (REIT)	6,063	173,159
Gladstone Commercial Corp. (REIT)	5,216	99,886
Gladstone Land Corp. (REIT)(x)	2,525	31,159
Global Medical REIT, Inc. (REIT)	3,629	34,185
Global Self Storage, Inc. (REIT)	1,791	7,504
Independence Realty Trust, Inc. (REIT)	16,050	169,007
Innovative Industrial Properties, Inc. (REIT)(x)	1,181	56,971
Jernigan Capital, Inc. (REIT)	3,167	61,091
MedEquities Realty Trust, Inc. (REIT)	5,364	52,138
New Senior Investment Group, Inc. (REIT)	13,556	79,980
NexPoint Residential Trust, Inc. (REIT)	3,058	101,526
One Liberty Properties, Inc. (REIT)	2,798	77,728
Plymouth Industrial REIT, Inc. (REIT)	847	13,129
Preferred Apartment Communities, Inc. (REIT), Class A	7,262	127,666
Reven Housing REIT, Inc. (REIT)*	477	1,717
Safety Income & Growth, Inc. (REIT)	1,490	27,908
Sotherly Hotels, Inc. (REIT)	2,465	17,748
Spirit MTA REIT (REIT)	7,912	91,146
UMH Properties, Inc. (REIT)	6,211	97,140
Universal Health Realty Income Trust (REIT)	2,355	175,236
Urstadt Biddle Properties, Inc. (REIT), Class A	5,433	115,669
Wheeler Real Estate Investment Trust, Inc. (REIT)(x)	1,426	6,103
Whitestone REIT (REIT)	7,060	97,993

		2,709,052

Real Estate Management & Development (0.3%)
Altisource Asset Management Corp.*	154	9,217
Altisource Portfolio Solutions SA(x)*	1,812	58,401
American Realty Investors, Inc.*	361	6,108
Consolidated-Tomoka Land Co.	713	44,406
Essential Properties Realty Trust, Inc. (REIT)	6,357	90,205
Forestar Group, Inc.(x)*	1,945	41,234
FRP Holdings, Inc.*	1,290	80,108
Griffin Industrial Realty, Inc.	183	7,137
Income Opportunity Realty Investors, Inc. (REIT)*	177	2,086
InterGroup Corp. (The)*	110	3,465
Maui Land & Pineapple Co., Inc.*	1,251	16,013
Rafael Holdings, Inc., Class B*	1,520	12,768
Stratus Properties, Inc.*	1,086	33,232
Tejon Ranch Co.*	3,898	84,625
Transcontinental Realty Investors, Inc.*	321	10,237
Trinity Place Holdings, Inc.*	3,462	21,084

		520,326

Total Real Estate		3,229,378

Utilities (0.5%)
Electric Utilities (0.0%)
Genie Energy Ltd., Class B	2,207	11,918
Spark Energy, Inc., Class A	2,031	16,756

		28,674

Gas Utilities (0.0%)
RGC Resources, Inc.	1,340	35,791

Independent Power and Renewable Electricity Producers (0.0%)
Atlantic Power Corp.(x)*	19,660	43,252
VivoPower International plc(x)*	854	1,213

		44,465

Multi-Utilities (0.1%)
Unitil Corp.	2,686	136,717

Water Utilities (0.4%)
AquaVenture Holdings Ltd.*	2,021	36,519
Artesian Resources Corp., Class A	1,430	52,595
Cadiz, Inc.(x)*	4,230	47,165
Connecticut Water Service, Inc.	2,201	152,683
Consolidated Water Co. Ltd.	2,675	37,049
Global Water Resources, Inc.	1,909	20,216
Middlesex Water Co.	2,918	141,290
Pure Cycle Corp.*	3,120	36,036
York Water Co. (The)	2,367	71,957

		595,510

Total Utilities		841,157

Total Common Stocks (96.7%) (Cost $129,350,045)		164,451,759

SHORT-TERM INVESTMENTS:
Investment Company (1.0%)
JPMorgan Prime Money Market Fund, IM Shares	1,680,679	1,681,183

	Principal Amount	Value (Note 1)
Repurchase Agreements (11.2%)
Citigroup Global Markets, Inc., 2.44%, dated 9/28/18, due 10/5/18, repurchase price $1,000,474, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 1.625%-2.250%, maturing 11/30/19-11/15/27; total market value $1,054,286.(xx)	$1,000,000	1,000,000
Deutsche Bank Securities, Inc., 2.26%, dated 9/28/18, due 10/1/18, repurchase price $1,636,529, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 5/15/19-8/15/47; total market value $1,668,945.(xx)	1,636,221	1,636,221

See Notes to Portfolio of Investments.

14

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

	Principal Amount	Value (Note 1)
HSBC Securities, Inc., 2.18%, dated 9/25/18, due 10/2/18, repurchase price $1,000,242, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 2/15/33-2/15/43; total market value $1,020,371.(xx)	$1,000,000	$1,000,000
ING Bank NV, 2.42%, dated 9/28/18, due 10/1/18, repurchase price $1,500,303, collateralized by various Common Stocks; total market value $1,666,869.(xx)	1,500,000	1,500,000
Natwest Markets Securities, Inc., 2.14%, dated 9/25/18, due 10/2/18, repurchase price $2,000,476, collateralized by various U.S. Government Treasury Securities, ranging from 1.375%-2.125%, maturing 10/31/20-11/15/26; total market value $2,040,728.(xx)	2,000,000	2,000,000
Natwest Markets Securities, Inc., 2.19%, dated 9/28/18, due 10/5/18, repurchase price $3,001,278, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-3.375%, maturing 2/15/19-5/15/44; total market value $3,060,560.(xx)	3,000,000	3,000,000
Natwest Markets Securities, Inc., 2.25%, dated 9/28/18, due 10/1/18, repurchase price $5,000,938, collateralized by various U.S. Government Treasury Securities, ranging from 1.375%-2.875%, maturing 5/31/19-11/15/26; total market value $5,100,958.(xx)	5,000,000	5,000,000
NBC Global Finance Ltd., 2.34%, dated 9/28/18, due 10/1/18, repurchase price $3,000,585, collateralized by various Common Stocks; total market value $3,337,965.(xx)	3,000,000	3,000,000
NBC Global Finance Ltd., 2.37%, dated 9/28/18, due 10/5/18, repurchase price $1,000,461, collateralized by various Common Stocks; total market value $1,112,744.(xx)	1,000,000	1,000,000

Total Repurchase Agreements		19,136,221

Total Short-Term Investments (12.2%) (Cost $20,817,404)		20,817,404

Total Investments in Securities (108.9%) (Cost $150,167,449)		185,269,163
Other Assets Less Liabilities (-8.9%)		(15,138,775)

Net Assets (100%)		$170,130,388

*	Non-income producing.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At September 30, 2018, the market value of these securities amounted to $17,438 or 0.0% of net assets.

(x)	All or a portion of security is on loan at September 30, 2018.

(xx)

At September 30, 2018, the Portfolio had loaned securities with a total value of $19,003,851. This was secured by cash collateral of $19,136,221 which was subsequently invested in joint repurchase agreements with a total value of $19,136,221, for which the Portfolio has a proportionate interest as reported in the Portfolio of Investments as Repurchase Agreements, and $482,876 collateralized by various U.S. Government Treasury Securities, ranging from 0.000% - 8.750%, maturing 10/4/18-11/15/47.

Glossary:

ADR — American Depositary Receipt

USD — United States Dollar

See Notes to Portfolio of Investments.

15

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

Futures contracts outstanding as of September 30, 2018 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Russell 2000 E-Mini Index	46	12/2018	USD	3,911,840	(13,903)

					(13,903)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2018:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$4,260,864	$—	$—	$4,260,864
Consumer Discretionary	15,033,814	6,725	—	15,040,539
Consumer Staples	4,703,083	—	—	4,703,083
Energy	5,272,241	—	—	5,272,241
Financials	26,480,550	—	—	26,480,550
Health Care	53,012,958	—	—	53,012,958
Industrials	16,660,806	—	—	16,660,806
Information Technology	31,906,188	3,615	—	31,909,803
Materials	3,040,380	—	—	3,040,380
Real Estate	3,222,241	7,137	—	3,229,378
Utilities	841,157	—	—	841,157
Short-Term Investments
Investment Company	1,681,183	—	—	1,681,183
Repurchase Agreements	—	19,136,221	—	19,136,221

Total Assets	$166,115,465	$19,153,698	$—	$185,269,163

Liabilities:
Futures	$(13,903)	$—	$—	$(13,903)

Total Liabilities	$(13,903)	$—	$—	$(13,903)

Total	$166,101,562	$19,153,698	$—	$185,255,260

There were no transfers between Levels 1, 2 or 3 during the nine months ended September 30, 2018.

As of September 30, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$47,939,025
Aggregate gross unrealized depreciation	(13,232,200)

Net unrealized appreciation	$34,706,825

Federal income tax cost of investments in securities and derivative instruments, if applicable	$150,548,435

See Notes to Portfolio of Investments.

16

EQ ADVISORS TRUST

1290 VT NATURAL RESOURCES PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Chemicals (3.2%)
Fertilizers & Agricultural Chemicals (3.2%)
CF Industries Holdings, Inc.	1,841	$100,224
FMC Corp.	1,061	92,498
Israel Chemicals Ltd.	5,553	33,891
K+S AG (Registered)	1,509	31,677
Mosaic Co. (The)	2,888	93,802
Nutrien Ltd.	5,003	288,874
Yara International ASA	1,401	68,804

Total Chemicals		709,770

Food Products (1.8%)
Agricultural Products (1.8%)
Archer-Daniels-Midland Co.	4,411	221,741
Bunge Ltd.	1,112	76,406
Golden Agri-Resources Ltd.	50,636	9,260
Ingredion, Inc.	570	59,827
Wilmar International Ltd.	15,154	35,694

Total Food Products		402,928

Metals & Mining (20.5%)
Aluminum (0.4%)
Alumina Ltd.	19,310	38,664
Norsk Hydro ASA	10,609	63,690

		102,354

Copper (1.2%)
Antofagasta plc	3,110	34,658
First Quantum Minerals Ltd.	5,438	61,931
Freeport-McMoRan, Inc.	10,857	151,130
Lundin Mining Corp.	5,191	27,489

		275,208

Diversified Metals & Mining (11.7%)
Anglo American plc	8,311	186,645
BHP Billiton Ltd.	25,336	634,218
BHP Billiton plc	16,661	362,917
Boliden AB	2,157	60,166
Glencore plc*	91,035	393,579
Mitsubishi Materials Corp.	830	24,801
Rio Tinto Ltd.	3,254	185,256
Rio Tinto plc	9,369	473,808
South32 Ltd.	40,457	114,638
Sumitomo Metal Mining Co. Ltd.	1,835	64,375
Teck Resources Ltd., Class B	4,017	96,813
Turquoise Hill Resources Ltd.*	7,937	16,898

		2,614,114

Gold (2.8%)
Agnico Eagle Mines Ltd.	1,841	62,885
Barrick Gold Corp.	9,206	101,849
Franco-Nevada Corp.	1,468	91,832
Goldcorp, Inc.	6,855	69,842
Kinross Gold Corp.*	9,860	26,870
Newcrest Mining Ltd.	6,056	84,969
Newmont Mining Corp.	4,208	127,082
Randgold Resources Ltd.	745	52,921

		618,250

Precious Metals & Minerals (0.1%)
Fresnillo plc	1,743	18,661

Silver (0.3%)
Wheaton Precious Metals Corp.	3,496	61,170

Steel (4.0%)
ArcelorMittal	5,240	163,049
BlueScope Steel Ltd.	4,340	53,269
Fortescue Metals Group Ltd.	12,282	34,802
Hitachi Metals Ltd.	1,691	20,940
JFE Holdings, Inc.	3,877	88,957
Kobe Steel Ltd.	2,443	21,716
Maruichi Steel Tube Ltd.	445	14,511
Nippon Steel & Sumitomo Metal Corp.	5,997	126,860
Nucor Corp.	2,510	159,259
Steel Dynamics, Inc.	1,861	84,099
thyssenkrupp AG	3,437	86,754
voestalpine AG	904	41,354

		895,570

Total Metals & Mining		4,585,327

Oil, Gas & Consumable Fuels (72.1%)
Coal & Consumable Fuels (0.1%)
Cameco Corp.	3,122	35,604

Integrated Oil & Gas (52.1%)
BP plc	157,381	1,208,833
Cenovus Energy, Inc.(x)	8,239	82,731
Chevron Corp.	15,076	1,843,493
Eni SpA	20,068	379,370
Equinor ASA	9,218	259,933
Exxon Mobil Corp.	33,400	2,839,668
Galp Energia SGPS SA	3,954	78,457
Husky Energy, Inc.	2,775	48,726
Imperial Oil Ltd.	2,275	73,623
Occidental Petroleum Corp.	6,041	496,389
OMV AG	1,162	65,285
Origin Energy Ltd.*	13,876	82,850
Repsol SA	10,743	214,102
Royal Dutch Shell plc, Class A	36,266	1,246,250
Royal Dutch Shell plc, Class B	29,547	1,035,576
Suncor Energy, Inc.	12,889	498,736
TOTAL SA(x)	18,876	1,223,788

		11,677,810

Oil & Gas Exploration & Production (19.9%)
Aker BP ASA	852	36,158
Anadarko Petroleum Corp.	4,064	273,954
Antero Resources Corp.*	1,625	28,779
Apache Corp.	3,015	143,725
ARC Resources Ltd.	2,790	31,104
Cabot Oil & Gas Corp.	3,561	80,194
Canadian Natural Resources Ltd.	9,691	316,619
Cimarex Energy Co.	753	69,984
Concho Resources, Inc.*	1,579	241,192
ConocoPhillips	9,231	714,479
Continental Resources, Inc.*	742	50,664
Crescent Point Energy Corp.(x)	4,331	27,562
Devon Energy Corp.	4,129	164,912
Diamondback Energy, Inc.	778	105,178
Encana Corp.(x)	7,598	99,589
EOG Resources, Inc.	4,567	582,612
EQT Corp.	2,094	92,618
Hess Corp.	2,187	156,546
Inpex Corp.	8,075	100,707
Lundin Petroleum AB	1,477	56,538
Marathon Oil Corp.	6,730	156,674
Newfield Exploration Co.*	1,575	45,407
Noble Energy, Inc.	3,821	119,177
Oil Search Ltd.	10,817	70,606
Parsley Energy, Inc., Class A*	1,945	56,891
Pioneer Natural Resources Co.	1,345	234,286
PrairieSky Royalty Ltd.	1,671	29,354
Santos Ltd.	13,967	73,297

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

1290 VT NATURAL RESOURCES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Seven Generations Energy Ltd., Class A*	2,119	$25,264
Tourmaline Oil Corp.	2,039	35,897
Vermilion Energy, Inc.	1,139	37,530
Woodside Petroleum Ltd.	7,385	205,950

		4,463,447

Total Oil, Gas & Consumable Fuels		16,176,861

Paper & Forest Products (1.8%)
Forest Products (0.1%)
West Fraser Timber Co. Ltd.	473	26,919

Paper Products (1.7%)
Mondi plc	2,897	79,446
Oji Holdings Corp.	6,801	49,383
Stora Enso OYJ, Class R	4,347	83,151
UPM-Kymmene OYJ	4,211	165,254

		377,234

Total Paper & Forest Products		404,153

Total Common Stocks (99.4%) (Cost $20,598,705)		22,279,039

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Repurchase Agreements (1.3%)
Deutsche Bank Securities, Inc., 2.26%, dated 9/28/18, due 10/1/18, repurchase price $100,856, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 5/15/19-8/15/47; total market value $102,854.(xx)	$100,837	100,837
Natwest Markets Securities, Inc., 2.14%, dated 9/25/18, due 10/2/18, repurchase price $200,048, collateralized by various U.S. Government Treasury Securities, ranging from 1.375%-2.125%, maturing 10/31/20-11/15/26; total market value $204,073.(xx)	200,000	200,000

Total Repurchase Agreements		300,837

Total Short-Term Investments (1.3%) (Cost $300,837)		300,837

Total Investments in Securities (100.7%) (Cost $20,899,542)		22,579,876
Other Assets Less Liabilities (-0.7%)		(153,989)

Net Assets (100%)		$22,425,887

*	Non-income producing.

(x)	All or a portion of security is on loan at September 30, 2018.

(xx)

At September 30, 2018, the Portfolio had loaned securities with a total value of $471,615. This was secured by cash collateral of $300,837 which was subsequently invested in joint repurchase agreements with a total value of $300,837, for which the Portfolio has a proportionate interest as reported in the Portfolio of Investments as Repurchase Agreements, and $201,803 collateralized by various U.S. Government Treasury Securities, ranging from 0.000% - 7.625%, maturing 11/15/18-8/15/48.

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

1290 VT NATURAL RESOURCES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

Country Diversification

As a Percentage of Total Net Assets

Australia	10.8%
Austria	0.5
Canada	9.7
Chile	0.3
Finland	1.1
France	5.5
Germany	0.5
Israel	0.1
Italy	1.7
Japan	2.3
Jersey	0.2
Luxembourg	0.7
Mexico	0.1
Mongolia	0.1
Netherlands	10.2
Norway	1.9
Portugal	0.3
Singapore	0.2
South Africa	0.8
Spain	1.0
Sweden	0.5
Switzerland	1.8
United Kingdom	5.7
United States	44.4
Zambia	0.3
Cash and Other	(0.7)

100.0%

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2018:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Staples	$357,974	$44,954	$—	$402,928
Energy	9,839,161	6,337,700	—	16,176,861
Materials	1,741,466	3,957,784	—	5,699,250
Short-Term Investments
Repurchase Agreements	—	300,837	—	300,837

Total Assets	$11,938,601	$10,641,275	$—	$22,579,876

Total Liabilities	$—	$—	$—	$—

Total	$11,938,601	$10,641,275	$—	$22,579,876

There were no transfers between Levels 1, 2 or 3 during the nine months ended September 30, 2018.

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

1290 VT NATURAL RESOURCES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

As of September 30, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,987,495
Aggregate gross unrealized depreciation	(1,464,784)

Net unrealized appreciation	$1,522,711

Federal income tax cost of investments in securities and derivative instruments, if applicable	$21,057,165

See Notes to Portfolio of Investments.

4

EQ ADVISORS TRUST

1290 VT REAL ESTATE PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Equity Real Estate Investment Trusts (REITs) (79.1%)
Diversified REITs (9.5%)
Activia Properties, Inc. (REIT)	12	$51,963
American Assets Trust, Inc. (REIT)	700	26,103
Artis REIT (REIT)	2,606	23,706
Cofinimmo SA (REIT)	396	49,380
Colony Capital, Inc. (REIT)	9,200	56,028
Cominar REIT (REIT)	3,409	30,774
Covivio (REIT)	682	71,067
Custodian Reit plc (REIT)	6,757	10,657
Daiwa House REIT Investment Corp. (REIT)	33	75,486
Dream Global REIT (REIT)	3,381	38,871
Empire State Realty Trust, Inc. (REIT), Class A	2,550	42,355
F&C UK Real Estate Investment Ltd. (REIT)	4,536	5,652
Forest City Realty Trust, Inc. (REIT), Class A	4,021	100,887
Gecina SA (REIT)	994	165,957
Global Net Lease, Inc. (REIT)	1,308	27,272
GPT Group (The) (REIT)	34,372	129,447
H&R REIT (REIT)	5,441	83,701
Hamborner REIT AG (REIT)	1,404	14,834
Hulic Reit, Inc. (REIT)	18	26,171
Icade (REIT)	598	55,267
Kenedix Office Investment Corp. (REIT)	7	44,666
Land Securities Group plc (REIT)	13,558	156,110
Lar Espana Real Estate Socimi SA (REIT)	1,260	12,830
Leasinvest Real Estate SCA (REIT)	14	1,460
Lexington Realty Trust (REIT)	4,039	33,524
Liberty Property Trust (REIT)	2,805	118,511
LondonMetric Property plc (REIT)	12,188	28,245
LXI REIT plc (REIT)(m)	302	457
Merlin Properties Socimi SA (REIT)	6,374	86,475
Mirvac Group (REIT)	70,577	122,950
NIPPON REIT Investment Corp. (REIT)	8	25,876
Nomura Real Estate Master Fund, Inc. (REIT)	78	106,545
Premier Investment Corp. (REIT)	24	25,221
PS Business Parks, Inc. (REIT)	397	50,455
RDI REIT plc (REIT)	24,143	10,384
Schroder REIT Ltd. (REIT)	9,845	7,686
Sekisui House Reit, Inc. (REIT)	67	42,398
Standard Life Investment Property Income Trust Ltd. (REIT)	7,670	9,017
Stockland (REIT)	46,319	138,949
STORE Capital Corp. (REIT)	3,484	96,820
Suntec REIT (REIT)	37,068	52,333
Tokyu REIT, Inc. (REIT)	16	22,095
United Urban Investment Corp. (REIT)	55	86,310
VEREIT, Inc. (REIT)	18,379	133,431
Washington REIT (REIT)	1,466	44,933
WP Carey, Inc. (REIT)	2,026	130,292

		2,673,551

Health Care REITs (6.8%)
Aedifica SA (REIT)	364	32,838
Assura plc (REIT)	44,580	31,435
CareTrust REIT, Inc. (REIT)(x)	1,500	26,565
HCP, Inc. (REIT)	8,894	234,090
Healthcare Realty Trust, Inc. (REIT)	2,328	68,117
Healthcare Trust of America, Inc. (REIT), Class A	3,912	104,333
LTC Properties, Inc. (REIT)	721	31,803
Medical Properties Trust, Inc. (REIT)	6,845	102,059
National Health Investors, Inc. (REIT)	770	58,204
New Senior Investment Group, Inc. (REIT)	1,400	8,260
NorthWest Healthcare Properties REIT (REIT)	1,700	14,754
Omega Healthcare Investors, Inc. (REIT)	3,685	120,757
Physicians Realty Trust (REIT)	3,428	57,796
Primary Health Properties plc (REIT)	13,640	20,232
Sabra Health Care REIT, Inc. (REIT)	3,321	76,782
Senior Housing Properties Trust (REIT)	4,418	77,580
Target Healthcare REIT Ltd. (REIT)	6,440	9,611
Universal Health Realty Income Trust (REIT)	267	19,868
Ventas, Inc. (REIT)	6,744	366,739
Welltower, Inc. (REIT)	7,093	456,222

		1,918,045

Hotel & Resort REITs (4.3%)
Apple Hospitality REIT, Inc. (REIT)	4,072	71,219
Ashford Hospitality Trust, Inc. (REIT)	1,602	10,237
CDL Hospitality Trusts (REIT)	14,820	17,345
Chatham Lodging Trust (REIT)(x)	822	17,172
Chesapeake Lodging Trust (REIT)	1,123	36,015
DiamondRock Hospitality Co. (REIT)	3,896	45,466
Hersha Hospitality Trust (REIT)	649	14,713
Hospitality Properties Trust (REIT)	3,080	88,827
Host Hotels & Resorts, Inc. (REIT)	13,895	293,185
Invincible Investment Corp. (REIT)	86	35,953
Japan Hotel REIT Investment Corp. (REIT)	76	55,318
LaSalle Hotel Properties (REIT)	2,068	71,532
Park Hotels & Resorts, Inc. (REIT)	3,814	125,175
Pebblebrook Hotel Trust (REIT)(x)	1,262	45,899
RLJ Lodging Trust (REIT)	3,274	72,126
Ryman Hospitality Properties, Inc. (REIT)	857	73,848
Summit Hotel Properties, Inc. (REIT)	1,923	26,018
Sunstone Hotel Investors, Inc. (REIT)	4,258	69,661
Xenia Hotels & Resorts, Inc. (REIT)	2,122	50,291

		1,220,000

Industrial REITs (8.3%)
Americold Realty Trust (REIT)	1,600	40,032
Ascendas REIT (REIT)	45,273	87,430
Duke Realty Corp. (REIT)	6,774	192,178
EastGroup Properties, Inc. (REIT)	696	66,552
First Industrial Realty Trust, Inc. (REIT)	2,347	73,696
GLP J-Reit (REIT)	64	62,243
Goodman Group (REIT)	33,669	252,138
Gramercy Property Trust (REIT)	2,998	82,265
Granite REIT (REIT)	872	37,448
Hansteen Holdings plc (REIT)	7,649	9,671
Industrial & Infrastructure Fund Investment Corp. (REIT)	29	29,250

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

1290 VT REAL ESTATE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Japan Logistics Fund, Inc. (REIT)	16	$31,473
Mapletree Industrial Trust (REIT)	25,001	36,211
Mapletree Logistics Trust (REIT)	38,950	35,045
Monmouth Real Estate Investment Corp. (REIT)	1,439	24,060
Montea SCA (REIT)	150	9,822
Nippon Prologis REIT, Inc. (REIT)	36	71,259
Prologis, Inc. (REIT)	11,903	806,904
Rexford Industrial Realty, Inc. (REIT)	1,672	53,437
Segro plc (REIT)	19,201	159,620
STAG Industrial, Inc. (REIT)	1,936	53,240
Terreno Realty Corp. (REIT)	1,075	40,527
Tritax Big Box REIT plc (REIT)	27,988	53,807
Warehouses De Pauw CVA (CVA) (REIT)	312	41,079

		2,349,387

Office REITs (12.2%)
Alexandria Real Estate Equities, Inc. (REIT)	2,014	253,341
Allied Properties REIT (REIT)	1,915	63,900
alstria office REIT-AG (REIT)	3,003	44,559
Befimmo SA (REIT)	366	20,886
Beni Stabili SpA SIIQ (REIT)	19,351	16,907
Boston Properties, Inc. (REIT)	2,965	364,962
Brandywine Realty Trust (REIT)	3,295	51,797
CapitaLand Commercial Trust (REIT)	44,736	58,250
Champion REIT (REIT)	37,159	26,012
Columbia Property Trust, Inc. (REIT)	2,228	52,670
Corporate Office Properties Trust (REIT)	1,959	58,437
Cousins Properties, Inc. (REIT)	7,916	70,373
Cromwell Property Group (REIT)(x)	28,515	22,055
Daiwa Office Investment Corp. (REIT)	6	36,173
Derwent London plc (REIT)	1,908	71,050
Dexus (REIT)	19,390	148,010
Douglas Emmett, Inc. (REIT)	3,058	115,348
Dream Office REIT (REIT)	960	17,979
Easterly Government Properties, Inc. (REIT)	1,119	21,675
Equity Commonwealth (REIT)*	2,200	70,598
Franklin Street Properties Corp. (REIT)	1,944	15,533
Government Properties Income Trust (REIT)	1,847	20,853
Great Portland Estates plc (REIT)	5,351	46,666
Green REIT plc (REIT)	13,090	22,949
Hibernia REIT plc (REIT)	13,162	21,700
Highwoods Properties, Inc. (REIT)	1,949	92,110
Hudson Pacific Properties, Inc. (REIT)	2,913	95,313
Inmobiliaria Colonial SOCIMI SA (REIT)	5,752	59,771
Intervest Offices & Warehouses NV (REIT)	297	7,897
Invesco Office J-Reit, Inc. (REIT)	159	22,684
Investa Office Fund (REIT)	10,359	41,334
Japan Excellent, Inc. (REIT)	22	29,160
Japan Prime Realty Investment Corp. (REIT)	16	57,032
Japan Real Estate Investment Corp. (REIT)	25	131,139
JBG SMITH Properties (REIT)	1,966	72,408
Keppel REIT (REIT)	37,331	32,496
Kilroy Realty Corp. (REIT)	1,820	130,476
Mack-Cali Realty Corp. (REIT)	1,699	36,121
MCUBS MidCity Investment Corp. (REIT)	29	22,052
Mori Hills REIT Investment Corp. (REIT)	29	36,856
Mori Trust Sogo Reit, Inc. (REIT)	19	27,090
Nippon Building Fund, Inc. (REIT)	24	138,778
NSI NV (REIT)	337	13,871
Orix JREIT, Inc. (REIT)	50	78,067
Paramount Group, Inc. (REIT)(x)	3,934	59,364
Piedmont Office Realty Trust, Inc. (REIT), Class A	2,411	45,640
Regional REIT Ltd. (REIT)(m)	6,009	7,621
Select Income REIT (REIT)	1,185	25,999
SL Green Realty Corp. (REIT)	1,592	155,268
Tier REIT, Inc. (REIT)	932	22,461
Vornado Realty Trust (REIT)	3,282	239,586
Workspace Group plc (REIT)	2,559	32,754

		3,426,031

Residential REITs (11.1%)
Advance Residence Investment Corp. (REIT)	24	61,299
American Campus Communities, Inc. (REIT)	2,597	106,893
American Homes 4 Rent (REIT), Class A	4,892	107,086
Apartment Investment & Management Co. (REIT), Class A	2,973	131,198
AvalonBay Communities, Inc. (REIT)	2,651	480,229
Boardwalk REIT (REIT)(x)	751	29,170
Camden Property Trust (REIT)	1,718	160,753
Canadian Apartment Properties REIT (REIT)	2,760	101,904
Civitas Social Housing plc (REIT)(m)	6,650	9,534
Comforia Residential REIT, Inc. (REIT)	10	23,535
Empiric Student Property plc (REIT)	11,110	13,945
Equity LifeStyle Properties, Inc. (REIT)	1,626	156,828
Equity Residential (REIT)	6,836	452,953
Essex Property Trust, Inc. (REIT)	1,269	313,075
GCP Student Living plc (REIT)	7,306	14,170
Independence Realty Trust, Inc. (REIT)	1,600	16,848
InterRent REIT (REIT)	1,850	16,829
Investors Real Estate Trust (REIT)	2,230	13,335
Invitation Homes, Inc. (REIT)	5,657	129,602
Irish Residential Properties REIT plc (REIT)	6,935	11,901
Japan Rental Housing Investments, Inc. (REIT)	28	22,130
Kenedix Residential Next Investment Corp. (REIT)	16	24,489
Killam Apartment REIT (REIT)	1,571	19,618
Mid-America Apartment Communities, Inc. (REIT)	2,176	217,992
Nippon Accommodations Fund, Inc. (REIT)	9	40,081
Northview Apartment REIT (REIT)	882	17,508
Sun Communities, Inc. (REIT)	1,578	160,230
Triple Point Social Housing REIT plc (REIT)(m)	253	353
UDR, Inc. (REIT)	5,053	204,293
UNITE Group plc (The) (REIT)	4,962	57,754

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

1290 VT REAL ESTATE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Xior Student Housing NV (REIT)(m)	100	$4,656

		3,120,191

Retail REITs (19.6%)
Acadia Realty Trust (REIT)	1,476	41,372
AEON REIT Investment Corp. (REIT)	28	30,090
Agree Realty Corp. (REIT)	543	28,844
Alexander’s, Inc. (REIT)	52	17,852
British Land Co. plc (The) (REIT)	18,641	149,862
Brixmor Property Group, Inc. (REIT)	5,684	99,527
Brookfield Property REIT, Inc. (REIT), Class A	2,957	61,890
BWP Trust (REIT)	9,270	22,381
Capital & Regional plc (REIT)	10,322	5,785
CapitaLand Mall Trust (REIT)	43,890	71,275
CBL & Associates Properties, Inc. (REIT)(x)	3,191	12,732
Charter Hall Retail REIT (REIT)	6,352	19,468
Choice Properties REIT (REIT)	4,316	40,331
Crombie REIT (REIT)	1,665	16,771
DDR Corp. (REIT)	2,878	38,536
Eurocommercial Properties NV (CVA) (REIT)	897	32,848
Federal Realty Investment Trust (REIT)	1,411	178,449
Fortune REIT (REIT)	25,219	29,928
Frontier Real Estate Investment Corp. (REIT)	9	35,051
Fukuoka REIT Corp. (REIT)	13	20,114
Getty Realty Corp. (REIT)	597	17,050
Hammerson plc (REIT)	15,097	89,867
Immobiliare Grande Distribuzione SIIQ SpA (REIT)	944	7,254
Intu Properties plc (REIT)(x)	16,843	33,830
Japan Retail Fund Investment Corp. (REIT)	50	90,697
Kenedix Retail REIT Corp. (REIT)	10	21,413
Kimco Realty Corp. (REIT)	7,707	129,015
Kite Realty Group Trust (REIT)	1,514	25,208
Kiwi Property Group Ltd. (REIT)	27,031	24,905
Klepierre SA (REIT)	3,786	134,202
Link REIT (REIT)	40,917	402,723
Macerich Co. (The) (REIT)	2,574	142,316
Mapletree Commercial Trust (REIT)	36,271	42,717
Mercialys SA (REIT)	763	12,296
National Retail Properties, Inc. (REIT)	2,940	131,771
NewRiver REIT plc (REIT)	5,641	18,969
Pennsylvania REIT (REIT)(x)	1,254	11,863
Ramco-Gershenson Properties Trust (REIT)	1,490	20,264
Realty Income Corp. (REIT)	5,511	313,521
Regency Centers Corp. (REIT)	2,894	187,155
Retail Estates NV (REIT)	129	11,068
Retail Opportunity Investments Corp. (REIT)	2,089	39,002
Retail Properties of America, Inc. (REIT), Class A	4,151	50,601
Retail Value, Inc. (REIT)*	292	9,546
RioCan REIT (REIT)	5,893	112,600
Saul Centers, Inc. (REIT)	219	12,264
Scentre Group (REIT)	97,341	279,341
Seritage Growth Properties (REIT), Class A(x)	608	28,874
Shaftesbury plc (REIT)	4,380	51,694
Shopping Centres Australasia Property Group (REIT)	14,242	24,708
Simon Property Group, Inc. (REIT)	5,869	1,037,346
SmartCentres REIT (REIT)	2,229	52,651
Spirit MTA REIT (REIT)	775	8,928
Spirit Realty Capital, Inc. (REIT)	8,105	65,326
Tanger Factory Outlet Centers, Inc. (REIT)(x)	1,734	39,674
Taubman Centers, Inc. (REIT)	1,134	67,847
Unibail-Rodamco-Westfield (REIT)	2,569	516,670
Urban Edge Properties (REIT)	2,056	45,396
Urstadt Biddle Properties, Inc. (REIT), Class A	532	11,326
Vastned Retail NV (REIT)	331	12,605
Vicinity Centres (REIT)	61,009	115,543
Washington Prime Group, Inc. (REIT)	3,518	25,681
Weingarten Realty Investors (REIT)	2,262	67,317
Wereldhave Belgium NV (REIT)	42	4,311
Wereldhave NV (REIT)	722	25,358

		5,525,819

Specialized REITs (7.3%)
Big Yellow Group plc (REIT)	2,799	33,491
CubeSmart (REIT)	3,490	99,570
CyrusOne, Inc. (REIT)	1,850	117,290
Digital Realty Trust, Inc. (REIT)	3,895	438,110
EPR Properties (REIT)	1,390	95,090
Extra Space Storage, Inc. (REIT)	2,314	200,485
Four Corners Property Trust, Inc. (REIT)	1,268	32,575
Gaming and Leisure Properties, Inc. (REIT)	3,833	135,113
Life Storage, Inc. (REIT)	862	82,028
National Storage Affiliates Trust (REIT)	1,025	26,076
Public Storage (REIT)	2,816	567,790
QTS Realty Trust, Inc. (REIT), Class A	939	40,067
Safestore Holdings plc (REIT)	3,869	26,273
VICI Properties, Inc. (REIT)	7,031	152,010

		2,045,968

Total Equity Real Estate Investment Trusts (REITs)		22,278,992

Health Care Providers & Services (0.1%)
Health Care Facilities (0.1%)
Chartwell Retirement Residences	4,003	45,371

Total Health Care Providers & Services		45,371

Hotels, Restaurants & Leisure (0.1%)
Hotels, Resorts & Cruise Lines (0.1%)
Pandox AB	1,435	25,705

Total Hotels, Restaurants & Leisure		25,705

Real Estate Management & Development (20.0%)
Diversified Real Estate Activities (8.2%)
Allreal Holding AG (Registered)*	288	46,220
CapitaLand Ltd.	47,846	117,948
City Developments Ltd.	8,974	59,803
D Carnegie & Co. AB*	692	13,252
DIC Asset AG	799	8,794
Hang Lung Properties Ltd.	38,510	75,265
Henderson Land Development Co. Ltd.	22,463	112,913

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

1290 VT REAL ESTATE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Mitsubishi Estate Co. Ltd.	22,472	$382,115
Mitsui Fudosan Co. Ltd.(x)	17,981	425,549
Mobimo Holding AG (Registered)	121	28,604
New World Development Co. Ltd.	108,715	148,317
Nomura Real Estate Holdings, Inc.	2,226	44,943
Sumitomo Realty & Development Co. Ltd.	8,215	294,994
Sun Hung Kai Properties Ltd.	27,039	393,754
Tokyo Tatemono Co. Ltd.	3,910	47,696
UOL Group Ltd.	9,350	47,125
Wharf Holdings Ltd. (The)	23,163	63,024

		2,310,316

Real Estate Development (1.8%)
CK Asset Holdings Ltd.	51,246	384,590
Helical plc	1,852	7,990
Sino Land Co. Ltd.	58,895	100,962

		493,542

Real Estate Operating Companies (10.0%)
ADLER Real Estate AG	545	9,618
ADO Properties SA(m)	572	34,269
Aeon Mall Co. Ltd.	2,252	38,690
Aroundtown SA	12,100	107,613
Azrieli Group Ltd.	678	34,819
CA Immobilien Anlagen AG	1,315	46,994
Capital & Counties Properties plc	13,917	48,305
Carmila SA (REIT)	580	14,781
Castellum AB	5,122	91,693
Catena AB	300	6,717
Citycon OYJ	7,304	15,231
Daejan Holdings plc	96	7,332
Deutsche EuroShop AG	951	30,784
Deutsche Wohnen SE	6,773	324,932
Dios Fastigheter AB	1,566	10,026
Entra ASA(m)	2,092	30,074
Fabege AB	5,002	69,306
Fastighets AB Balder, Class B*	1,841	51,082
First Capital Realty, Inc.	2,952	44,566
Grainger plc	7,767	30,371
Grand City Properties SA	2,095	54,291
Hemfosa Fastigheter AB	3,060	42,178
Hiag Immobilien Holding AG*	50	6,368
Hongkong Land Holdings Ltd. (Bermuda Stock Exchange)	250	1,650
Hongkong Land Holdings Ltd. (Singapore Stock Exchange)	21,982	145,521
Hufvudstaden AB, Class A	2,080	31,642
Hulic Co. Ltd.	6,762	66,358
Hysan Development Co. Ltd.	11,715	59,186
Kennedy-Wilson Holdings, Inc.	2,361	50,761
Klovern AB, Class B	9,934	13,055
Kojamo OYJ*	1,677	18,334
Kungsleden AB	3,586	26,388
LEG Immobilien AG	1,234	146,497
NTT Urban Development Corp.	2,047	23,457
Phoenix Spree Deutschland Ltd.	1,600	7,758
PSP Swiss Property AG (Registered)	737	71,380
Sirius Real Estate Ltd.	17,652	14,311
Swire Properties Ltd.	20,066	76,000
Swiss Prime Site AG (Registered)*	1,384	117,966
TAG Immobilien AG	2,390	56,886
Technopolis OYJ	2,675	14,489
TLG Immobilien AG	1,596	41,656
Victoria Park AB, Class B	650	2,655
Vonovia SE	9,841	480,802
Wallenstam AB, Class B	3,098	29,351
Wharf Real Estate Investment Co. Ltd.	23,111	149,087
Wihlborgs Fastigheter AB	2,548	30,654

		2,825,884

Total Real Estate Management & Development		5,629,742

Total Common Stocks (99.3%) (Cost $25,600,182)		27,979,810

CLOSED END FUNDS:
F&C Commercial Property Trust Ltd.(x)	9,993	18,183
MedicX Fund Ltd.	8,388	8,965
Picton Property Income Ltd. (The)	10,225	11,728
UK Commercial Property Trust Ltd. (REIT)	12,403	14,129

Total Closed End Funds (0.2%) (Cost $51,660)		53,005

EXCHANGE TRADED FUNDS (ETF):
Equity (0.1%)
iShares International Developed Real Estate ETF	776	22,232
iShares U.S. Real Estate ETF	280	22,406

Total Exchange Traded Funds (0.1%) (Cost $45,692)		44,638

	Number of Rights	Value (Note 1)
RIGHTS:
Equity Real Estate Investment Trusts (REITs) (0.0%)
Diversified REITs (0.0%)
LXI REIT plc, expiring 10/11/18*	68	3

Residential REITs (0.0%)
Triple Point Social Housing REIT plc, expiring 10/17/18*	84	4

Total Rights (0.0%) (Cost $—)		7

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Repurchase Agreements (2.1%)
Citigroup Global Markets, Inc., 2.44%, dated 9/28/18, due 10/5/18, repurchase price $65,031, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 1.625%-2.250%, maturing 11/30/19-11/15/27; total market value $68,529.(xx)	$65,000	65,000
Deutsche Bank Securities, Inc., 2.26%, dated 9/28/18, due 10/1/18, repurchase price $303,303, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 5/15/19-8/15/47; total market value $309,311.(xx)	303,246	303,246

See Notes to Portfolio of Investments.

4

EQ ADVISORS TRUST

1290 VT REAL ESTATE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

	Principal Amount	Value (Note 1)
Natwest Markets Securities, Inc., 2.19%, dated 9/28/18, due 10/5/18, repurchase price $100,043, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-3.375%, maturing 2/15/19-5/15/44; total market value $102,019.(xx)	$100,000	$100,000
Natwest Markets Securities, Inc., 2.25%, dated 9/28/18, due 10/1/18, repurchase price $20,004, collateralized by various U.S. Government Treasury Securities, ranging from 1.375%-2.875%, maturing 5/31/19-11/15/26; total market value $20,404.(xx)	20,000	20,000
NBC Global Finance Ltd., 2.34%, dated 9/28/18, due 10/1/18, repurchase price $100,020, collateralized by various Common Stocks; total market value $111,266.(xx)	100,000	100,000

Total Repurchase Agreements		588,246

Total Short-Term Investments (2.1%) (Cost $588,246)		588,246

Total Investments in Securities (101.7%) (Cost $26,285,780)		28,665,706
Other Assets Less Liabilities (-1.7%)		(487,450)

Net Assets (100%)		$28,178,256

*	Non-income producing.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At September 30, 2018, the market value of these securities amounted to $86,964 or 0.3% of net assets.

(x)	All or a portion of security is on loan at September 30, 2018.

(xx)

At September 30, 2018, the Portfolio had loaned securities with a total value of $616,613. This was secured by cash collateral of $588,246 which was subsequently invested in joint repurchase agreements with a total value of $588,246, for which the Portfolio has a proportionate interest as reported in the Portfolio of Investments as Repurchase Agreements, and $55,925 collateralized by various U.S. Government Treasury Securities, ranging from 0.000% - 8.750%, maturing 10/4/18-8/15/48.

Glossary:

CVA — Dutch Certification

See Notes to Portfolio of Investments.

5

EQ ADVISORS TRUST

1290 VT REAL ESTATE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

Country Diversification

As a Percentage of Total Net Assets

Australia	4.7%
Austria	0.2
Belgium	0.6
Canada	2.9
Finland	0.2
France	3.4
Germany	4.8
Guernsey	0.2
Hong Kong	7.7
Ireland	0.2
Israel	0.1
Italy	0.1
Japan	10.9
Netherlands	0.3
New Zealand	0.1
Norway	0.1
Singapore	2.3
Spain	0.6
Sweden	1.6
Switzerland	0.9
United Kingdom	4.5
United States	55.3
Cash and Other	(1.7)

100.0%

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2018:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Closed End Funds	$—	$53,005	$—	$53,005
Common Stocks
Consumer Discretionary	—	25,705	—	25,705
Health Care	45,371	—	—	45,371
Real Estate	15,703,898	12,204,836	—	27,908,734
Exchange Traded Funds	44,638	—	—	44,638
Rights
Real Estate	—	7	—	7
Short-Term Investments
Repurchase Agreements	—	588,246	—	588,246

Total Assets	$15,793,907	$12,871,799	$—	$28,665,706

Total Liabilities	$—	$—	$—	$—

Total	$15,793,907	$12,871,799	$—	$28,665,706

There were no transfers between Levels 1, 2 or 3 during the nine months ended September 30, 2018.

See Notes to Portfolio of Investments.

6

EQ ADVISORS TRUST

1290 VT REAL ESTATE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

As of September 30, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$3,712,376
Aggregate gross unrealized depreciation	(1,898,107)

Net unrealized appreciation	$1,814,269

Federal income tax cost of investments in securities and derivative instruments, if applicable	$26,851,437

See Notes to Portfolio of Investments.

7

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (4.9%)
Diversified Telecommunication Services (0.3%)
ATN International, Inc.	1,581	$116,804
Cincinnati Bell, Inc.*	6,856	109,353
Consolidated Communications Holdings, Inc.(x)	10,606	138,302
Frontier Communications Corp.(x)	15,658	101,620
Intelsat SA*	6,852	205,560
Iridium Communications, Inc.*	14,380	323,551
pdvWireless, Inc.*	1,360	46,104
Windstream Holdings, Inc.*	6,437	31,541

		1,072,835

Entertainment (3.6%)
AMC Entertainment Holdings, Inc., Class A(x)	7,878	161,499
Eros International plc*	2,756	33,210
Lions Gate Entertainment Corp., Class B	114,200	2,660,860
Live Nation Entertainment, Inc.*	174,800	9,521,356
Marcus Corp. (The)	2,885	121,314
Reading International, Inc., Class A*	2,634	41,617
Rosetta Stone, Inc.*	2,527	50,262

		12,590,118

Interactive Media & Services (0.1%)
Cars.com, Inc.*	10,584	292,224
Meet Group, Inc. (The)*	10,501	51,980

		344,204

Media (0.9%)
Beasley Broadcast Group, Inc., Class A	798	5,506
Boston Omaha Corp., Class A(x)*	749	22,395
Clear Channel Outdoor Holdings, Inc., Class A	5,382	32,023
Daily Journal Corp.(x)*	159	38,319
Emerald Expositions Events, Inc.	3,674	60,548
Entercom Communications Corp., Class A(x)	19,398	153,244
Entravision Communications Corp., Class A	7,854	38,485
EW Scripps Co. (The), Class A	6,933	114,395
Gannett Co., Inc.	17,167	171,842
Gray Television, Inc.*	12,105	211,838
Hemisphere Media Group, Inc.*	1,424	19,865
Liberty Latin America Ltd., Class A*	6,569	136,898
Liberty Latin America Ltd., Class C*	17,052	351,782
Meredith Corp.(x)	5,916	302,012
MSG Networks, Inc., Class A*	8,883	229,181
National CineMedia, Inc.	11,657	123,448
New Media Investment Group, Inc.	9,039	141,822
New York Times Co. (The), Class A	3,776	87,414
Saga Communications, Inc., Class A	592	21,401
Scholastic Corp.	4,260	198,899
Sinclair Broadcast Group, Inc., Class A	5,835	165,422
TEGNA, Inc.	32,549	389,286
WideOpenWest, Inc.(x)*	4,596	51,521

		3,067,546

Wireless Telecommunication Services (0.0%)
NII Holdings, Inc.(x)*	13,447	78,800
Spok Holdings, Inc.	2,863	44,090

		122,890

Total Communication Services		17,197,593

Consumer Discretionary (6.3%)
Auto Components (0.9%)
American Axle & Manufacturing Holdings, Inc.*	16,718	291,562
Cooper Tire & Rubber Co.	7,576	214,401
Cooper-Standard Holdings, Inc.*	2,667	319,986
Dana, Inc.	1,685	31,459
Dorman Products, Inc.*	19,500	1,499,939
Gentherm, Inc.*	5,497	249,839
Modine Manufacturing Co.*	6,366	94,853
Motorcar Parts of America, Inc.*	2,871	67,325
Shiloh Industries, Inc.*	1,867	20,537
Standard Motor Products, Inc.	3,216	158,292
Stoneridge, Inc.*	448	13,315
Superior Industries International, Inc.	3,686	62,846
Tenneco, Inc.	1,418	59,755
Tower International, Inc.	2,937	88,844

		3,172,953

Distributors (0.1%)
Core-Mark Holding Co., Inc.	6,254	212,386
Weyco Group, Inc.	905	31,838

		244,224

Diversified Consumer Services (0.3%)
Adtalem Global Education, Inc.*	8,997	433,656
American Public Education, Inc.*	2,266	74,891
Cambium Learning Group, Inc.*	1,802	21,336
Carriage Services, Inc.	1,572	33,877
Houghton Mifflin Harcourt Co.*	14,218	99,526
K12, Inc.*	5,499	97,332
Laureate Education, Inc., Class A*	12,551	193,787
Regis Corp.*	5,333	108,953
Weight Watchers International, Inc.*	334	24,045

		1,087,403

Hotels, Restaurants & Leisure (1.3%)
BBX Capital Corp.(x)	9,869	73,228
Belmond Ltd., Class A*	11,820	215,715
Biglari Holdings, Inc., Class A*	16	14,752
Bojangles’, Inc.*	2,593	40,710
Boyd Gaming Corp.	1,086	36,761
Brinker International, Inc.(x)	1,610	75,235
Carrols Restaurant Group, Inc.*	801	11,695
Century Casinos, Inc.*	3,868	28,855
Chuy’s Holdings, Inc.*	494	12,968
Del Frisco’s Restaurant Group, Inc.*	4,905	40,712
Del Taco Restaurants, Inc.*	4,626	54,633
Denny’s Corp.*	2,258	33,238
Dine Brands Global, Inc.	1,031	83,831
Drive Shack, Inc. (REIT)*	865	5,155
El Pollo Loco Holdings, Inc.*	3,177	39,871
Empire Resorts, Inc.*	307	2,855
Fiesta Restaurant Group, Inc.*	730	19,528
Habit Restaurants, Inc. (The), Class A*	3,037	48,440
International Speedway Corp., Class A	3,665	160,527
J Alexander’s Holdings, Inc.*	2,004	23,848
Jack in the Box, Inc.	3,421	286,782
Marriott Vacations Worldwide Corp.	1,001	111,862
Monarch Casino & Resort, Inc.*	309	14,044
OBH, Inc.*	137	24,845
Papa John’s International, Inc.(x)	1,779	91,227
Penn National Gaming, Inc.*	11,293	371,765
RCI Hospitality Holdings, Inc.	360	10,660
Red Lion Hotels Corp.*	2,361	29,513
Red Robin Gourmet Burgers, Inc.*	1,946	78,132
Sonic Corp.	2,309	100,072
Speedway Motorsports, Inc.	1,705	30,434

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Town Sports International Holdings, Inc.*	1,947	$16,842
Wendy’s Co. (The)	136,400	2,337,895
Wingstop, Inc.	326	22,256
Zoe’s Kitchen, Inc.(x)*	2,849	36,239

		4,585,125

Household Durables (1.1%)
AV Homes, Inc.(x)*	1,349	26,980
Bassett Furniture Industries, Inc.	1,487	31,599
Beazer Homes USA, Inc.*	4,628	48,594
Century Communities, Inc.*	3,591	94,264
Ethan Allen Interiors, Inc.	3,526	73,165
Flexsteel Industries, Inc.	1,086	32,298
Green Brick Partners, Inc.*	3,498	35,330
Helen of Troy Ltd.*	3,685	482,366
Hooker Furniture Corp.	945	31,941
Hovnanian Enterprises, Inc., Class A*	14,470	23,152
KB Home	10,157	242,854
La-Z-Boy, Inc.	4,046	127,854
Lifetime Brands, Inc.	1,646	17,941
Lovesac Co. (The)*	273	6,820
M.D.C. Holdings, Inc.	6,782	200,612
M/I Homes, Inc.*	3,423	81,912
Meritage Homes Corp.*	5,434	216,817
New Home Co., Inc. (The)*	2,003	16,144
Sonos, Inc.*	1,219	19,553
Taylor Morrison Home Corp., Class A*	14,351	258,892
TRI Pointe Group, Inc.*	114,316	1,417,517
Tupperware Brands Corp.	7,553	252,648
Universal Electronics, Inc.*	2,004	78,857
Vuzix Corp.*	439	2,875
William Lyon Homes, Class A*	3,910	62,130

		3,883,115

Internet & Direct Marketing Retail (0.1%)
1-800-Flowers.com, Inc., Class A*	2,950	34,810
Fluent, Inc.(x)*	5,187	11,152
Gaia, Inc.*	615	9,471
Lands’ End, Inc.(x)*	1,589	27,887
Leaf Group Ltd.*	632	6,320
Liberty Expedia Holdings, Inc., Class A*	7,632	359,009
Liquidity Services, Inc.*	3,662	23,254

		471,903

Leisure Products (0.2%)
Acushnet Holdings Corp.	5,238	143,678
American Outdoor Brands Corp.*	8,145	126,492
Callaway Golf Co.	4,731	114,916
Clarus Corp.	3,221	35,592
Escalade, Inc.	1,720	22,102
Johnson Outdoors, Inc., Class A	279	25,944
Nautilus, Inc.*	419	5,845
Vista Outdoor, Inc.*	8,655	154,838

		629,407

Multiline Retail (0.1%)
Big Lots, Inc.	4,612	192,736
Dillard’s, Inc., Class A(x)	1,745	133,213
JC Penney Co., Inc.(x)*	46,559	77,288
Sears Holdings Corp.(x)*	4,898	4,740

		407,977

Specialty Retail (1.6%)
Aaron’s, Inc.	10,408	566,820
Abercrombie & Fitch Co., Class A	10,311	217,768
American Eagle Outfitters, Inc.	2,418	60,039
America’s Car-Mart, Inc.*	597	46,685
Ascena Retail Group, Inc.*	26,480	121,014
Barnes & Noble Education, Inc.*	6,039	34,785
Barnes & Noble, Inc.	8,736	50,669
Bed Bath & Beyond, Inc.	20,209	303,135
Big 5 Sporting Goods Corp.(x)	3,120	15,912
Buckle, Inc. (The)(x)	3,464	79,845
Caleres, Inc.	6,299	225,882
Cato Corp. (The), Class A	3,365	70,732
Chico’s FAS, Inc.	19,379	168,016
Citi Trends, Inc.	1,912	55,008
Conn’s, Inc.*	1,528	54,015
Container Store Group, Inc. (The)*	2,314	25,685
DSW, Inc., Class A	10,305	349,133
Express, Inc.*	10,830	119,780
Francesca’s Holdings Corp.(x)*	5,216	19,351
GameStop Corp., Class A(x)	14,994	228,958
Genesco, Inc.*	2,943	138,615
GNC Holdings, Inc., Class A(x)*	12,365	51,191
Group 1 Automotive, Inc.	2,876	186,652
Guess?, Inc.	8,728	197,253
Haverty Furniture Cos., Inc.	2,797	61,814
Hibbett Sports, Inc.*	2,874	54,031
J. Jill, Inc.*	2,464	15,228
Kirkland’s, Inc.*	1,765	17,809
Lithia Motors, Inc., Class A	1,322	107,955
Lumber Liquidators Holdings, Inc.*	846	13,105
MarineMax, Inc.*	1,657	35,211
Murphy USA, Inc.*	3,695	315,775
New York & Co., Inc.*	1,555	6,002
Office Depot, Inc.	83,167	266,966
Party City Holdco, Inc.(x)*	7,976	108,075
Pier 1 Imports, Inc.(x)	12,637	18,956
Rent-A-Center, Inc.*	6,722	96,662
Sally Beauty Holdings, Inc.*	13,329	245,120
Shoe Carnival, Inc.	1,603	61,716
Signet Jewelers Ltd.	8,873	584,996
Sonic Automotive, Inc., Class A	3,649	70,608
Tile Shop Holdings, Inc.	2,870	20,521
Tilly’s, Inc., Class A	1,927	36,517
Zumiez, Inc.*	1,976	52,068

		5,576,078

Textiles, Apparel & Luxury Goods (0.6%)
Culp, Inc.	1,721	41,648
Fossil Group, Inc.*	5,351	124,571
G-III Apparel Group Ltd.*	4,660	224,565
Movado Group, Inc.	33,029	1,383,915
Perry Ellis International, Inc.*	1,902	51,982
Rocky Brands, Inc.	1,012	28,640
Unifi, Inc.*	2,338	66,236
Vera Bradley, Inc.*	3,327	50,770

		1,972,327

Total Consumer Discretionary		22,030,512

Consumer Staples (3.7%)
Beverages (0.6%)
Crimson Wine Group Ltd.*	227,000	2,031,650
MGP Ingredients, Inc.	237	18,718

		2,050,368

Food & Staples Retailing (0.3%)
Andersons, Inc. (The)	4,123	155,231
BJ’s Wholesale Club Holdings, Inc.(x)*	2,797	74,904
Ingles Markets, Inc., Class A	2,105	72,096
Natural Grocers by Vitamin Cottage, Inc.(x)*	1,445	24,406
Rite Aid Corp.(x)*	157,013	200,977
Smart & Final Stores, Inc.*	3,669	20,913
SpartanNash Co.	5,374	107,802
SUPERVALU, Inc.*	5,778	186,167
United Natural Foods, Inc.*	7,541	225,854

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Village Super Market, Inc., Class A	1,235	$33,592
Weis Markets, Inc.	1,418	61,541

		1,163,483

Food Products (0.9%)
Alico, Inc.	30,311	1,024,513
B&G Foods, Inc.(x)	8,792	241,340
Cal-Maine Foods, Inc.	2,821	136,254
Darling Ingredients, Inc.*	24,627	475,794
Dean Foods Co.	13,742	97,568
Farmer Brothers Co.*	1,470	38,808
Fresh Del Monte Produce, Inc.	4,614	156,368
Hostess Brands, Inc.*	14,969	165,707
Lancaster Colony Corp.	785	117,130
Landec Corp.*	3,984	57,370
Limoneira Co.	1,526	39,844
Sanderson Farms, Inc.(x)	3,063	316,622
Seneca Foods Corp., Class A*	1,106	37,272
Simply Good Foods Co. (The)*	9,138	177,734
Tootsie Roll Industries, Inc.(x)	2,052	60,021

		3,142,345

Household Products (0.0%)
Central Garden & Pet Co.(x)*	369	13,299
Central Garden & Pet Co., Class A*	1,460	48,384
Oil-Dri Corp. of America	728	28,072

		89,755

Personal Products (1.8%)
Edgewell Personal Care Co.*	8,095	374,232
Inter Parfums, Inc.	89,298	5,755,256
Nature’s Sunshine Products, Inc.*	1,444	12,635
Revlon, Inc., Class A(x)*	187	4,170

		6,146,293

Tobacco (0.1%)
Pyxus International, Inc.*	1,255	28,865
Universal Corp.	3,693	240,045
Vector Group Ltd.(x)	8,670	119,471

		388,381

Total Consumer Staples		12,980,625

Energy (5.1%)
Energy Equipment & Services (2.6%)
Archrock, Inc.	19,025	232,105
Basic Energy Services, Inc.*	3,062	30,589
Bristow Group, Inc.*	5,083	61,657
C&J Energy Services, Inc.*	9,628	200,262
CARBO Ceramics, Inc.(x)*	2,992	21,692
Dawson Geophysical Co.*	3,114	19,276
Diamond Offshore Drilling, Inc.(x)*	9,837	196,740
Dril-Quip, Inc.*	5,639	294,638
Era Group, Inc.*	3,126	38,606
Exterran Corp.*	4,859	128,909
Forum Energy Technologies, Inc.*	12,265	126,943
Frank’s International NV*	11,073	96,114
FTS International, Inc.*	4,888	57,630
Gulfmark Offshore, Inc.(x)*	551	20,552
Helix Energy Solutions Group, Inc.*	21,339	210,829
Independence Contract Drilling, Inc.(x)*	3,541	17,493
Keane Group, Inc.*	602	7,447
KLX Energy Services Holdings, Inc.*	3,048	97,566
Matrix Service Co.*	3,966	97,762
McDermott International, Inc.*	26,997	497,554
Natural Gas Services Group, Inc.*	1,851	39,056
NCS Multistage Holdings, Inc.(x)*	1,486	24,534
Newpark Resources, Inc.*	13,239	137,024
Nine Energy Service, Inc.*	2,230	68,193
Noble Corp. plc*	36,857	259,105
Nuverra Environmental Solutions, Inc.*	304	3,380
Ocean Rig UDW, Inc., Class A*	8,167	282,742
Oceaneering International, Inc.*	14,866	410,302
Oil States International, Inc.*	8,933	296,576
PHI, Inc. (Non-Voting)*	1,756	16,401
Pioneer Energy Services Corp.*	10,635	31,373
Quintana Energy Services, Inc.*	793	5,821
RigNet, Inc.*	1,956	39,805
Rowan Cos. plc, Class A*	19,119	360,011
SEACOR Holdings, Inc.*	2,593	128,120
SEACOR Marine Holdings, Inc.*	2,446	55,353
Select Energy Services, Inc., Class A*	5,248	62,136
Smart Sand, Inc.(x)*	3,340	13,727
Subsea 7 SA (ADR)	251,800	3,696,423
Superior Energy Services, Inc.*	22,897	223,017
TETRA Technologies, Inc.*	2,591	11,685
Tidewater, Inc.(x)*	3,614	112,721
Unit Corp.*	7,928	206,604
US Silica Holdings, Inc.(x)	4,680	88,124

		9,026,597

Oil, Gas & Consumable Fuels (2.5%)
Abraxas Petroleum Corp.*	1,413	3,292
Adams Resources & Energy, Inc.	364	15,455
Alta Mesa Resources, Inc.(x)*	15,199	63,532
Amyris, Inc.(x)*	4,018	31,903
Approach Resources, Inc.(x)*	6,343	14,145
Arch Coal, Inc., Class A	2,740	244,956
Ardmore Shipping Corp.*	4,868	31,642
Berry Petroleum Corp.	1,207	21,267
Bonanza Creek Energy, Inc.*	2,835	84,426
California Resources Corp.*	6,764	328,257
Callon Petroleum Co.*	34,363	412,012
Clean Energy Fuels Corp.*	20,106	52,276
Cloud Peak Energy, Inc.*	10,462	24,063
CONSOL Energy, Inc.*	2,461	100,433
CVR Energy, Inc.	134	5,389
Delek US Holdings, Inc.	987	41,878
Denbury Resources, Inc.*	36,906	228,817
DHT Holdings, Inc.	13,602	63,929
Dorian LPG Ltd.*	4,202	33,490
Earthstone Energy, Inc., Class A*	3,037	28,487
Eclipse Resources Corp.*	7,198	8,566
Energy Fuels, Inc.*	12,335	40,459
Energy XXI Gulf Coast, Inc.*	4,377	36,592
EP Energy Corp., Class A(x)*	5,731	13,411
Frontline Ltd.(x)*	11,423	66,368
GasLog Ltd.	6,100	120,475
Golar LNG Ltd.	14,211	395,066
Goodrich Petroleum Corp.*	406	5,700
Green Plains, Inc.	5,958	102,478
Gulfport Energy Corp.*	26,176	272,492
Halcon Resources Corp.(x)*	20,209	90,334
Hallador Energy Co.	2,331	14,499
HighPoint Resources Corp.*	16,345	79,764
International Seaways, Inc.*	3,296	65,986
Isramco, Inc.*	86	10,496
Laredo Petroleum, Inc.*	16,381	133,833
Matador Resources Co.*	1,312	43,362
Midstates Petroleum Co., Inc.*	2,204	19,638
NACCO Industries, Inc., Class A	610	19,978
Navigator Holdings Ltd.*	10,400	125,840
Nordic American Tankers Ltd.(x)	20,495	42,835
Northern Oil and Gas, Inc.*	21,971	87,884
Oasis Petroleum, Inc.*	40,523	574,616
Overseas Shipholding Group, Inc., Class A*	8,780	27,657

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Panhandle Oil and Gas, Inc., Class A	1,177	$21,716
Par Pacific Holdings, Inc.*	4,461	91,004
PDC Energy, Inc.*	9,960	487,642
Peabody Energy Corp.	11,782	419,910
Permian Basin Royalty Trust	197,080	1,568,757
Renewable Energy Group, Inc.*	5,136	147,917
Resolute Energy Corp.(x)*	3,066	115,925
REX American Resources Corp.*	864	65,275
Ring Energy, Inc.*	584	5,787
SandRidge Energy, Inc.*	4,668	50,741
Scorpio Tankers, Inc.	43,909	88,257
SemGroup Corp., Class A	11,853	261,359
Ship Finance International Ltd.(x)	12,653	175,877
SilverBow Resources, Inc.*	1,085	28,937
Southwestern Energy Co.*	88,679	453,150
Talos Energy, Inc.*	3,049	100,068
Teekay Corp.	10,150	68,411
Teekay Tankers Ltd., Class A	27,264	26,931
Ultra Petroleum Corp.*	24,203	27,107
W&T Offshore, Inc.*	13,753	132,579
WildHorse Resource Development Corp.*	336	7,943
World Fuel Services Corp.	10,027	277,547

		8,850,818

Total Energy		17,877,415

Financials (37.6%)
Banks (7.8%)
1st Constitution Bancorp	1,146	23,722
1st Source Corp.	2,359	124,131
Access National Corp.	2,354	63,817
ACNB Corp.	1,011	37,609
Allegiance Bancshares, Inc.*	1,394	58,130
Amalgamated Bank, Class A*	1,243	23,977
American National Bankshares, Inc.	1,276	49,764
Ames National Corp.	1,327	36,161
Arrow Financial Corp.	1,860	68,827
Atlantic Capital Bancshares, Inc.*	1,221	20,452
Auburn National Bancorporation, Inc.	331	12,684
Banc of California, Inc.	6,514	123,115
BancFirst Corp.	2,085	124,996
Bancorp, Inc. (The)*	7,500	71,925
BancorpSouth Bank	14,153	462,802
Bank of Commerce Holdings	2,341	28,560
Bank of Marin Bancorp	1,040	87,256
Bank of Princeton (The)*	839	25,623
Bankwell Financial Group, Inc.	804	25,213
Banner Corp.	4,795	298,105
Bar Harbor Bankshares	2,284	65,596
Baycom Corp.*	1,562	41,674
BCB Bancorp, Inc.	2,157	29,874
Berkshire Hills Bancorp, Inc.	6,168	251,038
Blue Hills Bancorp, Inc.	1,785	43,019
Boston Private Financial Holdings, Inc.	12,601	172,004
Bridge Bancorp, Inc.	2,456	81,539
Brookline Bancorp, Inc.	11,957	199,682
Bryn Mawr Bank Corp.	2,943	138,027
Business First Bancshares, Inc.	1,574	41,790
Byline Bancorp, Inc.*	2,453	55,683
C&F Financial Corp.	496	29,140
Cadence Bancorp	7,113	185,792
Cambridge Bancorp	391	35,186
Camden National Corp.	2,264	98,348
Capital City Bank Group, Inc.	1,730	40,378
Capstar Financial Holdings, Inc.	763	12,742
Carolina Financial Corp.	947	35,721
Cathay General Bancorp	11,628	481,863
CB Financial Services, Inc.(x)	750	23,138
CBTX, Inc.	2,811	99,903
CenterState Bank Corp.	13,756	385,856
Central Pacific Financial Corp.	3,997	105,641
Central Valley Community Bancorp	1,732	37,429
Century Bancorp, Inc., Class A	419	30,273
Chemical Financial Corp.	10,715	572,180
Chemung Financial Corp.	521	22,106
Citizens & Northern Corp.	1,793	46,887
City Holding Co.	2,038	156,518
Civista Bancshares, Inc.	1,524	36,713
CNB Financial Corp.	2,099	60,577
Coastal Financial Corp.(x)*	788	13,396
Codorus Valley Bancorp, Inc.	1,313	41,018
Columbia Banking System, Inc.	10,967	425,191
Community Bank System, Inc.	7,539	460,406
Community Bankers Trust Corp.*	3,407	29,982
Community Financial Corp. (The)	739	24,705
Community Trust Bancorp, Inc.	2,340	108,459
ConnectOne Bancorp, Inc.	3,329	79,064
County Bancorp, Inc.	837	21,009
Customers Bancorp, Inc.*	3,008	70,778
CVB Financial Corp.	16,674	372,164
Eagle Bancorp, Inc.*	925	46,805
Enterprise Bancorp, Inc.	1,371	47,149
Enterprise Financial Services Corp.	2,298	121,909
Equity Bancshares, Inc., Class A*	1,341	52,648
Esquire Financial Holdings, Inc.(x)*	593	14,801
Evans Bancorp, Inc.	745	34,978
Farmers & Merchants Bancorp, Inc.(x)	142	6,048
Farmers National Banc Corp.	3,956	60,527
FB Financial Corp.	1,242	48,662
FCB Financial Holdings, Inc., Class A*	790	37,446
Fidelity D&D Bancorp, Inc.(x)	394	27,178
Fidelity Southern Corp.	3,291	81,551
Financial Institutions, Inc.	2,313	72,628
First Bancorp*	31,988	291,091
First Bancorp, Inc.	1,498	43,397
First Bancorp/NC	4,420	179,054
First Bancshares, Inc. (The)	1,836	71,696
First Bank	2,358	31,008
First Busey Corp.	6,616	205,427
First Business Financial Services, Inc.	1,220	28,280
First Choice Bancorp	1,377	37,303
First Commonwealth Financial Corp.	15,107	243,827
First Community Bancshares, Inc.	2,471	83,717
First Community Corp.	1,151	27,854
First Connecticut Bancorp, Inc.	1,725	50,974
First Financial Bancorp	14,347	426,106
First Financial Corp.	1,814	91,063
First Financial Northwest, Inc.	1,123	18,608
First Foundation, Inc.*	3,830	59,825
First Guaranty Bancshares, Inc.	771	19,807
First Internet Bancorp	1,439	43,818
First Interstate BancSystem, Inc., Class A	4,983	223,238
First Merchants Corp.	7,364	331,306
First Mid-Illinois Bancshares, Inc.	1,932	77,918
First Midwest Bancorp, Inc.	15,327	407,545
First Northwest Bancorp*	1,397	21,514
First of Long Island Corp. (The)	3,643	79,235
First Savings Financial Group, Inc.(x)	262	17,889
First United Corp.	984	18,499
Flushing Financial Corp.	4,125	100,650

See Notes to Portfolio of Investments.

4

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Franklin Financial Network, Inc.*	1,930	$75,463
Fulton Financial Corp.	25,901	431,252
German American Bancorp, Inc.	2,443	86,189
Glacier Bancorp, Inc.	10,793	465,069
Great Southern Bancorp, Inc.	1,608	89,003
Great Western Bancorp, Inc.	8,874	374,394
Green Bancorp, Inc.	3,174	70,145
Guaranty Bancorp	735	21,830
Guaranty Bancshares, Inc.	1,207	36,488
Hancock Whitney Corp.	12,789	608,116
Hanmi Financial Corp.	4,275	106,448
HarborOne Bancorp, Inc.*	1,072	20,497
Heartland Financial USA, Inc.	4,446	258,090
Heritage Commerce Corp.	611	9,116
Heritage Financial Corp.	5,440	191,216
Hilltop Holdings, Inc.	10,755	216,928
Home BancShares, Inc.	18,488	404,887
HomeTrust Bancshares, Inc.*	1,761	51,333
Hope Bancorp, Inc.	18,680	302,056
Horizon Bancorp, Inc.	5,646	111,509
Howard Bancorp, Inc.*	1,565	27,701
IBERIABANK Corp.	8,350	679,272
Independent Bank Corp./MA	3,664	302,646
Independent Bank Corp./MI	2,451	57,966
Independent Bank Group, Inc.	2,385	158,126
International Bancshares Corp.	8,288	372,960
Investar Holding Corp.(x)	976	26,206
Investors Bancorp, Inc.	37,197	456,406
Lakeland Bancorp, Inc.	6,793	122,614
Lakeland Financial Corp.	950	44,156
LCNB Corp.	1,426	26,595
LegacyTexas Financial Group, Inc.	4,321	184,075
Level One Bancorp, Inc.	189	5,254
Live Oak Bancshares, Inc.	1,833	49,124
Macatawa Bank Corp.	3,738	43,772
MB Financial, Inc.	11,471	528,927
MBT Financial Corp.	2,679	30,273
Mercantile Bank Corp.	2,492	83,158
Metropolitan Bank Holding Corp.*	961	39,516
Mid Penn Bancorp, Inc.(x)	676	19,705
Middlefield Banc Corp.	484	22,796
Midland States Bancorp, Inc.	1,599	51,328
MidSouth Bancorp, Inc.	2,323	35,774
MidWestOne Financial Group, Inc.	1,678	55,894
MutualFirst Financial, Inc.	890	32,797
MVB Financial Corp.	1,332	24,003
National Bank Holdings Corp., Class A	2,894	108,959
National Bankshares, Inc.(x)	1,049	47,677
National Commerce Corp.*	1,449	59,844
NBT Bancorp, Inc.	6,442	247,244
Nicolet Bankshares, Inc.*	1,213	66,121
Northeast Bancorp	919	19,942
Northrim Bancorp, Inc.	1,042	43,295
Norwood Financial Corp.	906	35,479
Oak Valley Bancorp	938	18,432
OFG Bancorp	6,556	105,879
Ohio Valley Banc Corp.(x)	617	22,613
Old Line Bancshares, Inc.	2,153	68,121
Old National Bancorp	22,755	439,172
Old Second Bancorp, Inc.	4,279	66,111
Opus Bank	2,946	80,720
Origin Bancorp, Inc.	1,672	62,951
Orrstown Financial Services, Inc.	1,190	28,322
Pacific City Financial Corp.	1,490	28,817
Pacific Mercantile Bancorp*	2,253	21,066
Pacific Premier Bancorp, Inc.*	4,601	171,157
Park National Corp.	2,055	216,926
Parke Bancorp, Inc.	1,098	24,650
Peapack Gladstone Financial Corp.	2,755	85,102
Penns Woods Bancorp, Inc.	691	30,024
Peoples Bancorp of North Carolina, Inc.	705	20,332
Peoples Bancorp, Inc.	2,653	92,935
Peoples Financial Services Corp.	1,073	45,495
Premier Financial Bancorp, Inc.	1,781	32,931
QCR Holdings, Inc.	1,935	79,045
RBB Bancorp	2,029	49,711
Reliant Bancorp, Inc.	1,370	35,031
Renasant Corp.	7,197	296,588
Republic Bancorp, Inc., Class A	1,414	65,185
Republic First Bancorp, Inc.*	5,381	38,474
S&T Bancorp, Inc.	5,199	225,429
Sandy Spring Bancorp, Inc.	5,244	206,142
SB One Bancorp	1,142	28,778
Seacoast Banking Corp. of Florida*	5,723	167,112
Select Bancorp, Inc.(x)*	1,724	21,378
Shore Bancshares, Inc.	1,923	34,268
Sierra Bancorp	2,097	60,603
Simmons First National Corp., Class A	13,618	401,050
SmartFinancial, Inc.*	1,674	39,423
South State Corp.	5,483	449,605
Southern First Bancshares, Inc.*	926	36,392
Southern National Bancorp of Virginia, Inc.	3,034	49,151
Southside Bancshares, Inc.	5,013	174,452
Spirit of Texas Bancshares, Inc.(x)*	324	6,995
State Bank Financial Corp.	3,698	111,606
Stock Yards Bancorp, Inc.	2,502	90,823
Summit Financial Group, Inc.	1,719	39,898
Tompkins Financial Corp.	2,115	171,717
Towne Bank	9,884	304,921
TriCo Bancshares	3,622	139,882
TriState Capital Holdings, Inc.*	2,657	73,333
Trustmark Corp.	10,087	339,428
UMB Financial Corp.	6,802	482,261
Union Bankshares Corp.	9,816	378,210
Union Bankshares, Inc.(x)	65	3,455
United Bankshares, Inc.	15,039	546,667
United Community Banks, Inc.	10,601	295,662
United Security Bancshares	1,958	21,734
Unity Bancorp, Inc.	1,011	23,152
Univest Corp. of Pennsylvania	4,361	115,348
Valley National Bancorp	48,579	546,513
Veritex Holdings, Inc.*	2,357	66,609
Washington Trust Bancorp, Inc.	1,637	90,526
WesBanco, Inc.	7,816	348,437
West Bancorporation, Inc.	1,860	43,710
Westamerica Bancorp(x)	3,839	230,954

		27,543,385

Capital Markets (3.4%)
Arlington Asset Investment Corp., Class A(x)	4,288	40,050
Associated Capital Group, Inc., Class A(x)	190,502	8,105,859
B. Riley Financial, Inc.	3,056	69,218
Blucora, Inc.*	1,960	78,890
BrightSphere Investment Group plc	1,703	21,117
Clarke, Inc.*	53,000	510,858
Cowen, Inc.*	2,356	38,403
Donnelley Financial Solutions, Inc.*	2,654	47,560
Federated Investors, Inc., Class B	18,464	445,352
Focus Financial Partners, Inc., Class A*	1,153	54,721
GAIN Capital Holdings, Inc.(x)	4,186	27,209

See Notes to Portfolio of Investments.

5

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
GAMCO Investors, Inc., Class A	48,075	$1,125,916
Greenhill & Co., Inc.(x)	377	9,934
INTL. FCStone, Inc.*	2,327	112,441
Investment Technology Group, Inc.	4,209	91,167
Ladenburg Thalmann Financial Services, Inc.	1,824	4,925
Oppenheimer Holdings, Inc., Class A	1,461	46,168
Piper Jaffray Cos.	2,110	161,099
PJT Partners, Inc., Class A	217	11,360
Senvest Capital, Inc.*	1,110	173,472
Stifel Financial Corp.	10,402	533,206
Virtus Investment Partners, Inc.	910	103,513
Waddell & Reed Financial, Inc., Class A(x)	11,657	246,895

		12,059,333

Consumer Finance (0.3%)
Encore Capital Group, Inc.(x)*	3,939	141,213
EZCORP, Inc., Class A(x)*	7,575	81,053
LendingClub Corp.*	47,888	185,805
Nelnet, Inc., Class A	2,822	161,334
PRA Group, Inc.*	6,677	240,371
Regional Management Corp.*	742	21,392
World Acceptance Corp.*	930	106,355

		937,523

Diversified Financial Services (21.5%)
Banco Latinoamericano de Comercio Exterior SA, Class E	4,657	97,424
Cannae Holdings, Inc.*	10,351	216,853
FGL Holdings*	21,478	192,228
Marlin Business Services Corp.	907	26,167
On Deck Capital, Inc.*	1,095	8,289
Onex Corp.	27,300	1,841,734
Texas Pacific Land Trust	85,600	73,835,137

		76,217,832

Insurance (1.9%)
Ambac Financial Group, Inc.*	6,437	131,444
American Equity Investment Life Holding Co.	13,452	475,663
AMERISAFE, Inc.	2,891	179,097
AmTrust Financial Services, Inc.	14,193	206,082
Argo Group International Holdings Ltd.	4,846	305,540
Citizens, Inc.(x)*	7,593	63,781
CNO Financial Group, Inc.	24,657	523,222
Crawford & Co., Class B	1,677	15,445
Donegal Group, Inc., Class A	1,401	19,908
eHealth, Inc.*	2,841	80,287
EMC Insurance Group, Inc.	1,388	34,311
Employers Holdings, Inc.	4,870	220,611
Enstar Group Ltd.*	1,810	377,385
FBL Financial Group, Inc., Class A	1,497	112,649
FedNat Holding Co.	827	21,072
Genworth Financial, Inc., Class A*	75,571	315,131
Global Indemnity Ltd.	1,074	40,490
Goosehead Insurance, Inc., Class A*	1,460	49,450
Greenlight Capital Re Ltd., Class A*	36,359	450,852
Hallmark Financial Services, Inc.*	1,868	20,548
HCI Group, Inc.	1,088	47,600
Heritage Insurance Holdings, Inc.(x)	2,710	40,162
Horace Mann Educators Corp.	6,169	276,988
Independence Holding Co.	721	25,884
Investors Title Co.	166	27,871
James River Group Holdings Ltd.	2,047	87,243
Kemper Corp.	3,316	266,772
Kingstone Cos., Inc.	1,063	20,197
Maiden Holdings Ltd.	9,494	27,058
MBIA, Inc.(x)*	12,071	129,039
National General Holdings Corp.	3,731	100,140
National Western Life Group, Inc., Class A	343	109,486
Navigators Group, Inc. (The)	2,812	194,309
NI Holdings, Inc.*	1,539	25,963
ProAssurance Corp.	7,979	374,614
Protective Insurance Corp., Class B	1,391	31,923
RLI Corp.	956	75,122
Safety Insurance Group, Inc.	2,188	196,045
Selective Insurance Group, Inc.	8,727	554,166
State Auto Financial Corp.	2,507	76,564
Stewart Information Services Corp.	3,372	151,774
Third Point Reinsurance Ltd.*	11,774	153,062
Tiptree, Inc.	4,197	27,490
United Fire Group, Inc.	2,861	145,253
United Insurance Holdings Corp.	786	17,591

		6,825,284

Mortgage Real Estate Investment Trusts (REITs) (1.0%)
AG Mortgage Investment Trust, Inc. (REIT)	4,265	77,538
Annaly Capital Management, Inc. (REIT)	6,344	64,903
Anworth Mortgage Asset Corp. (REIT)	14,929	69,121
Apollo Commercial Real Estate Finance, Inc. (REIT)	18,609	351,152
Arbor Realty Trust, Inc. (REIT)	5,838	67,020
Ares Commercial Real Estate Corp. (REIT)	4,044	56,495
ARMOUR Residential REIT, Inc. (REIT)	6,319	141,862
Blackstone Mortgage Trust, Inc. (REIT), Class A(x)	16,937	567,559
Capstead Mortgage Corp. (REIT)	13,960	110,424
Cherry Hill Mortgage Investment Corp. (REIT)	2,355	42,626
Colony Credit Real Estate, Inc. (REIT)(x)	12,590	276,854
Dynex Capital, Inc. (REIT)	8,035	51,263
Exantas Capital Corp. (REIT)	4,450	48,861
Granite Point Mortgage Trust, Inc. (REIT)	5,237	100,969
Great Ajax Corp. (REIT)	2,554	34,760
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (REIT)	7,720	165,748
Invesco Mortgage Capital, Inc. (REIT)	16,901	267,374
KKR Real Estate Finance Trust, Inc. (REIT)	2,550	51,434
Ladder Capital Corp. (REIT)	13,196	223,540
New York Mortgage Trust, Inc. (REIT)(x)	20,696	125,832
Orchid Island Capital, Inc. (REIT)(x)	8,135	58,979
PennyMac Mortgage Investment Trust (REIT)‡	9,292	188,070
Redwood Trust, Inc. (REIT)	12,389	201,197
Sutherland Asset Management Corp. (REIT)	2,758	45,921
TPG RE Finance Trust, Inc. (REIT)	5,269	105,485
Western Asset Mortgage Capital Corp. (REIT)	6,119	61,312

		3,556,299

Thrifts & Mortgage Finance (1.7%)
BankFinancial Corp.	2,075	33,076
Beneficial Bancorp, Inc.	10,305	174,155
Bridgewater Bancshares, Inc.*	698	9,088
BSB Bancorp, Inc.*	983	32,046
Capitol Federal Financial, Inc.	19,256	245,321
Columbia Financial, Inc.(x)*	7,512	125,450

See Notes to Portfolio of Investments.

6

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Dime Community Bancshares, Inc.	4,911	$87,661
Entegra Financial Corp.*	897	23,815
ESSA Bancorp, Inc.	1,342	21,821
Essent Group Ltd.*	7,076	313,113
Federal Agricultural Mortgage Corp., Class C	940	67,849
First Defiance Financial Corp.	3,013	90,721
Flagstar Bancorp, Inc.*	4,476	140,860
FS Bancorp, Inc.	168	9,361
Greene County Bancorp, Inc.(x)	107	3,435
Hingham Institution for Savings	106	23,300
Home Bancorp, Inc.	1,143	49,698
HomeStreet, Inc.*	3,805	100,833
Impac Mortgage Holdings, Inc.*	1,597	11,962
Kearny Financial Corp.	9,721	134,636
Luther Burbank Corp.	2,913	31,693
Malvern Bancorp, Inc.*	820	19,639
Merchants Bancorp	1,692	43,011
Meridian Bancorp, Inc.	6,134	104,278
MGIC Investment Corp.*	54,402	724,090
NMI Holdings, Inc., Class A*	1,599	36,217
Northfield Bancorp, Inc.	6,618	105,359
Northwest Bancshares, Inc.	14,285	247,416
OceanFirst Financial Corp.	7,192	195,766
Oconee Federal Financial Corp.(x)	139	3,743
Ocwen Financial Corp.*	17,723	69,829
OP Bancorp(x)*	1,951	22,632
Oritani Financial Corp.	6,057	94,186
PCSB Financial Corp.	2,243	45,623
PDL Community Bancorp(x)*	1,174	17,739
PennyMac Financial Services, Inc., Class A‡	936	19,562
PHH Corp.*	4,773	52,455
Provident Bancorp, Inc.*	547	15,836
Provident Financial Services, Inc.	9,256	227,235
Prudential Bancorp, Inc.	1,429	24,736
Radian Group, Inc.	32,486	671,485
Riverview Bancorp, Inc.	3,399	30,047
SI Financial Group, Inc.	1,637	22,918
Southern Missouri Bancorp, Inc.	969	36,115
Sterling Bancorp, Inc.	1,055	11,932
Territorial Bancorp, Inc.	1,166	34,455
Timberland Bancorp, Inc.	974	30,428
TrustCo Bank Corp.	14,180	120,530
United Community Financial Corp.	7,363	71,200
United Financial Bancorp, Inc.	7,678	129,221
Walker & Dunlop, Inc.	3,657	193,382
Washington Federal, Inc.	12,517	400,543
Waterstone Financial, Inc.	3,538	60,677
Western New England Bancorp, Inc.	3,981	42,995
WMIH Corp.*	47,117	65,493
WSFS Financial Corp.	3,404	160,499

		5,881,166

Total Financials		133,020,822

Health Care (2.3%)
Biotechnology (0.5%)
Abeona Therapeutics, Inc.(x)*	458	5,862
Acceleron Pharma, Inc.*	1,017	58,203
Achaogen, Inc.(x)*	556	2,218
Achillion Pharmaceuticals, Inc.*	20,531	75,554
Acorda Therapeutics, Inc.*	5,721	112,417
Adamas Pharmaceuticals, Inc.(x)*	1,629	32,613
Adverum Biotechnologies, Inc.*	7,573	45,817
Akebia Therapeutics, Inc.*	1,045	9,227
Albireo Pharma, Inc.*	1,063	35,036
Alder Biopharmaceuticals, Inc.*	1,691	28,155
Allakos, Inc.*	200	8,998
AMAG Pharmaceuticals, Inc.*	5,198	103,960
Aptinyx, Inc.*	324	9,383
Arbutus Biopharma Corp.*	3,853	36,411
Arcus Biosciences, Inc.(x)*	299	4,168
Ardelyx, Inc.*	6,468	28,136
Arena Pharmaceuticals, Inc.*	1,487	68,432
ArQule, Inc.*	1,196	6,769
Athersys, Inc.(x)*	1,520	3,192
Audentes Therapeutics, Inc.*	381	15,084
AVEO Pharmaceuticals, Inc.(x)*	6,277	20,777
Avrobio, Inc.*	142	7,366
Bellicum Pharmaceuticals, Inc.(x)*	1,881	11,587
BioCryst Pharmaceuticals, Inc.*	2,512	19,167
BioTime, Inc.(x)*	10,405	24,452
Calithera Biosciences, Inc.*	4,688	24,612
Cara Therapeutics, Inc.(x)*	606	14,514
CareDx, Inc.*	325	9,376
CASI Pharmaceuticals, Inc.*	870	4,063
Catalyst Biosciences, Inc.*	1,790	19,296
Cellular Biomedicine Group, Inc.(x)*	402	7,296
Chimerix, Inc.*	6,210	24,157
Concert Pharmaceuticals, Inc.*	3,225	47,859
Corvus Pharmaceuticals, Inc.(x)*	228	1,956
Crinetics Pharmaceuticals, Inc.(x)*	165	4,727
Cytokinetics, Inc.*	611	6,018
Dynavax Technologies Corp.(x)*	1,053	13,057
Eidos Therapeutics, Inc.(x)*	269	2,685
Epizyme, Inc.*	1,934	20,500
Five Prime Therapeutics, Inc.*	5,040	70,157
Forty Seven, Inc.*	249	3,715
Immune Design Corp.*	4,352	15,014
Immunomedics, Inc.(x)*	2,013	41,931
Karyopharm Therapeutics, Inc.*	727	12,381
Kezar Life Sciences, Inc.(x)*	167	3,575
Kiniksa Pharmaceuticals Ltd., Class A*	143	3,647
Minerva Neurosciences, Inc.*	545	6,840
Miragen Therapeutics, Inc.(x)*	808	4,509
Molecular Templates, Inc.*	1,332	7,179
Myriad Genetics, Inc.*	1,191	54,786
NantKwest, Inc.(x)*	4,786	17,708
NewLink Genetics Corp.*	4,138	9,890
Novavax, Inc.(x)*	36,276	68,199
Nymox Pharmaceutical Corp.*	3,017	7,422
OPKO Health, Inc.(x)*	48,296	167,103
Ovid therapeutics, Inc.*	619	3,510
PDL BioPharma, Inc.*	20,844	54,820
Portola Pharmaceuticals, Inc.(x)*	672	17,895
Proteostasis Therapeutics, Inc.*	1,216	2,931
Prothena Corp. plc*	6,069	79,383
Ra Pharmaceuticals, Inc.*	2,053	37,139
Replimune Group, Inc.*	178	2,866
Rigel Pharmaceuticals, Inc.*	2,349	7,540
Rubius Therapeutics, Inc.(x)*	283	6,792
Scholar Rock Holding Corp.(x)*	141	3,631
Spectrum Pharmaceuticals, Inc.*	1,210	20,328
Spero Therapeutics, Inc.(x)*	1,272	13,369
Syndax Pharmaceuticals, Inc.*	1,349	10,900
Synlogic, Inc.*	2,319	32,953
Tocagen, Inc.(x)*	205	3,196
Translate Bio, Inc.(x)*	323	3,230
XOMA Corp.(x)*	456	8,012
Zafgen, Inc.*	333	3,893

		1,779,544

Health Care Equipment & Supplies (0.4%)
AngioDynamics, Inc.*	5,512	119,831
Anika Therapeutics, Inc.*	2,181	91,995
Avanos Medical, Inc.*	7,045	482,582
Cerus Corp.*	2,284	16,468

See Notes to Portfolio of Investments.

7

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
CONMED Corp.	2,407	$190,682
CryoLife, Inc.*	1,709	60,157
FONAR Corp.*	767	19,098
Integer Holdings Corp.*	1,262	104,683
Invacare Corp.	4,977	72,415
Lantheus Holdings, Inc.*	550	8,223
LivaNova plc*	1,542	191,161
Meridian Bioscience, Inc.	743	11,071
Neuronetics, Inc.*	99	3,174
OraSure Technologies, Inc.*	495	7,648
Orthofix Medical, Inc.*	645	37,287
Rockwell Medical, Inc.(x)*	717	3,026
RTI Surgical, Inc.*	6,793	30,569
SeaSpine Holdings Corp.*	1,681	26,156
Utah Medical Products, Inc.	96	9,043

		1,485,269

Health Care Providers & Services (0.5%)
AAC Holdings, Inc.(x)*	902	6,882
American Renal Associates Holdings, Inc.*	197	4,265
BioScrip, Inc.*	16,492	51,125
Brookdale Senior Living, Inc.*	27,990	275,142
Civitas Solutions, Inc.*	670	9,883
Community Health Systems, Inc.(x)*	12,957	44,831
Cross Country Healthcare, Inc.*	5,270	46,007
Diplomat Pharmacy, Inc.*	1,713	33,249
LifePoint Health, Inc.*	5,336	343,639
Magellan Health, Inc.*	3,685	265,504
National HealthCare Corp.(x)	1,853	139,661
National Research Corp.	164	6,330
Owens & Minor, Inc.	9,257	152,926
Patterson Cos., Inc.	12,294	300,588
PetIQ, Inc.*	111	4,363
R1 RCM, Inc.*	1,366	13,879
Surgery Partners, Inc.(x)*	2,516	41,514
Triple-S Management Corp., Class B*	3,280	61,959

		1,801,747

Health Care Technology (0.2%)
Allscripts Healthcare Solutions, Inc.*	22,987	327,564
Castlight Health, Inc., Class B*	784	2,117
Computer Programs & Systems, Inc.(x)	900	24,165
Evolent Health, Inc., Class A*	7,844	222,770
HMS Holdings Corp.*	1,600	52,496
NantHealth, Inc.(x)*	2,723	4,275

		633,387

Life Sciences Tools & Services (0.2%)
Cambrex Corp.*	2,828	193,435
Harvard Bioscience, Inc.*	4,786	25,127
Luminex Corp.	3,571	108,237
NanoString Technologies, Inc.*	328	5,848
Syneos Health, Inc.*	8,561	441,320

		773,967

Pharmaceuticals (0.5%)
Aclaris Therapeutics, Inc.(x)*	695	10,091
Akorn, Inc.*	12,306	159,732
Amphastar Pharmaceuticals, Inc.*	3,290	63,300
Aquestive Therapeutics, Inc.*	208	3,642
Aratana Therapeutics, Inc.*	3,413	19,932
Assertio Therapeutics, Inc.*	1,181	6,944
Corium International, Inc.(x)*	549	5,221
Cymabay Therapeutics, Inc.*	2,085	23,102
Endo International plc*	31,549	530,969
Endocyte, Inc.*	842	14,954
Intra-Cellular Therapies, Inc.*	3,424	74,301
Lannett Co., Inc.(x)*	4,537	21,551
Liquidia Technologies, Inc.(x)*	171	4,691
Mallinckrodt plc*	12,361	362,301
Medicines Co. (The)(x)*	743	22,223
Melinta Therapeutics, Inc.*	5,123	20,236
Menlo Therapeutics, Inc.(x)*	1,423	14,017
Neos Therapeutics, Inc.(x)*	341	1,654
Phibro Animal Health Corp., Class A	142	6,092
Prestige Consumer Healthcare, Inc.*	7,805	295,731
resTORbio, Inc.*	1,139	17,244
scPharmaceuticals, Inc.(x)*	1,216	7,138
Tetraphase Pharmaceuticals, Inc.*	8,028	22,157
Tricida, Inc.*	285	8,707
Verrica Pharmaceuticals, Inc.*	203	3,299
Xeris Pharmaceuticals, Inc.*	156	2,742
Zogenix, Inc.*	1,577	78,219

		1,800,190

Total Health Care		8,274,104

Industrials (13.3%)
Aerospace & Defense (0.8%)
AAR Corp.	4,921	235,667
Cubic Corp.	1,016	74,219
Ducommun, Inc.*	1,570	64,119
Engility Holdings, Inc.*	2,740	98,613
Esterline Technologies Corp.*	3,929	357,343
KeyW Holding Corp. (The)(x)*	7,211	62,447
KLX, Inc.*	7,552	474,114
Kratos Defense & Security Solutions, Inc.(x)*	8,300	122,674
Maxar Technologies Ltd.	8,494	280,897
Mercury Systems, Inc.*	3,489	193,011
Moog, Inc., Class A	4,396	377,924
National Presto Industries, Inc.(x)	665	86,217
Sparton Corp.*	759	10,952
Triumph Group, Inc.	7,381	171,977
Vectrus, Inc.*	1,681	52,430
Wesco Aircraft Holdings, Inc.*	5,958	67,028

		2,729,632

Air Freight & Logistics (0.1%)
Atlas Air Worldwide Holdings, Inc.*	3,583	228,416
Echo Global Logistics, Inc.*	238	7,366
Hub Group, Inc., Class A*	1,786	81,442
Radiant Logistics, Inc.*	5,641	33,338

		350,562

Airlines (0.4%)
Hawaiian Holdings, Inc.	7,551	302,795
Mesa Air Group, Inc.(x)*	1,139	15,787
SkyWest, Inc.	7,648	450,467
Spirit Airlines, Inc.*	10,314	484,448

		1,253,497

Building Products (0.2%)
Apogee Enterprises, Inc.	632	26,114
Armstrong Flooring, Inc.*	2,955	53,486
Caesarstone Ltd.(x)	3,445	63,905
Gibraltar Industries, Inc.*	4,771	217,558
Griffon Corp.	4,902	79,167
Insteel Industries, Inc.	291	10,441
Masonite International Corp.*	214	13,717
Quanex Building Products Corp.	5,262	95,768
Universal Forest Products, Inc.	969	34,235

		594,391

Commercial Services & Supplies (5.0%)
ABM Industries, Inc.	9,940	320,565
ACCO Brands Corp.	15,534	175,534
Advanced Disposal Services, Inc.*	594	16,086
Brady Corp., Class A	7,041	308,044
BrightView Holdings, Inc.(x)*	1,646	26,418
Casella Waste Systems, Inc., Class A*	4,906	152,380

See Notes to Portfolio of Investments.

8

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
CECO Environmental Corp.*	4,514	$35,570
Charah Solutions, Inc.*	544	4,298
Civeo Corp.*	3,612,338	14,991,202
CompX International, Inc.	265	3,604
Ennis, Inc.	3,769	77,076
Essendant, Inc.	5,557	71,241
Heritage-Crystal Clean, Inc.*	2,095	44,728
Herman Miller, Inc.	1,262	48,461
Interface, Inc.	926	21,622
Kimball International, Inc., Class B	663	11,105
Knoll, Inc.	389	9,122
LSC Communications, Inc.	4,845	53,586
Matthews International Corp., Class A	4,664	233,900
Mobile Mini, Inc.	757	33,194
Multi-Color Corp.	2,103	130,912
NL Industries, Inc.*	1,334	8,004
PICO Holdings, Inc.*	3,149	39,520
Pitney Bowes, Inc.	14,141	100,118
Quad/Graphics, Inc.	4,692	97,781
RR Donnelley & Sons Co.	10,649	57,505
SP Plus Corp.*	2,399	87,564
Steelcase, Inc., Class A	12,650	234,025
Team, Inc.(x)*	4,212	94,770
Tetra Tech, Inc.	546	37,292
UniFirst Corp.	1,990	345,564
Viad Corp.	1,258	74,537
VSE Corp.	1,220	40,419

		17,985,747

Construction & Engineering (0.4%)
Aegion Corp.*	4,841	122,865
Ameresco, Inc., Class A*	2,813	38,397
Argan, Inc.	2,209	94,987
EMCOR Group, Inc.	2,145	161,111
Granite Construction, Inc.	1,393	63,660
Great Lakes Dredge & Dock Corp.(x)*	8,398	52,068
IES Holdings, Inc.*	1,180	23,010
Infrastructure and Energy Alternatives, Inc.*	2,558	26,859
KBR, Inc.	21,196	447,871
Northwest Pipe Co.*	1,410	27,848
Orion Group Holdings, Inc.*	2,179	16,451
Primoris Services Corp.	1,968	48,846
Sterling Construction Co., Inc.*	3,185	45,609
Tutor Perini Corp.*	5,651	106,239
Willscot Corp.(x)*	1,798	30,836

		1,306,657

Electrical Equipment (0.3%)
AZZ, Inc.	2,686	135,643
Babcock & Wilcox Enterprises, Inc.(x)*	4,907	5,054
Encore Wire Corp.	3,085	154,559
EnerSys	2,211	192,644
Enphase Energy, Inc.(x)*	12,729	61,736
FuelCell Energy, Inc.(x)*	12,113	12,961
Powell Industries, Inc.	1,357	49,205
Preformed Line Products Co.	441	30,993
Sunrun, Inc.*	14,660	182,370
Thermon Group Holdings, Inc.*	3,546	91,416
Vicor Corp.*	230	10,580
Vivint Solar, Inc.(x)*	3,265	16,978

		944,139

Machinery (2.4%)
Actuant Corp., Class A	4,705	131,270
Alamo Group, Inc.	201	18,414
Altra Industrial Motion Corp.(x)	2,536	104,737
American Railcar Industries, Inc.	1,062	48,958
Astec Industries, Inc.	1,776	89,528
Barnes Group, Inc.	6,258	444,505
Blue Bird Corp.*	1,116	27,342
Briggs & Stratton Corp.	6,191	119,053
Chart Industries, Inc.*	2,642	206,948
CIRCOR International, Inc.	2,467	117,183
Colfax Corp.*	99,700	3,595,181
Columbus McKinnon Corp.	1,301	51,442
Eastern Co. (The)	844	23,970
EnPro Industries, Inc.	2,788	203,329
ESCO Technologies, Inc.	3,807	259,066
Federal Signal Corp.	554	14,836
Franklin Electric Co., Inc.	368	17,388
FreightCar America, Inc.*	1,699	27,303
Gencor Industries, Inc.*	994	11,978
Global Brass & Copper Holdings, Inc.	211	7,786
Gorman-Rupp Co. (The)	2,110	77,015
Graham Corp.	1,298	36,565
Greenbrier Cos., Inc. (The)	4,740	284,874
Hurco Cos., Inc.	901	40,635
Hyster-Yale Materials Handling, Inc.	1,553	95,556
Kennametal, Inc.	4,766	207,607
LB Foster Co., Class A*	1,559	32,037
Lydall, Inc.*	2,153	92,794
Manitex International, Inc.*	429	4,517
Manitowoc Co., Inc. (The)*	5,337	128,035
Milacron Holdings Corp.*	9,377	189,884
Miller Industries, Inc.	1,546	41,587
Mueller Water Products, Inc., Class A	9,360	107,734
Navistar International Corp.*	6,968	268,268
NN, Inc.	4,166	64,990
Park-Ohio Holdings Corp.	1,311	50,277
REV Group, Inc.(x)	3,677	57,729
Rexnord Corp.*	13,899	428,088
SPX Corp.*	1,152	38,373
SPX FLOW, Inc.*	6,321	328,691
Standex International Corp.	422	43,994
Titan International, Inc.	7,619	56,533
TriMas Corp.*	6,944	211,098
Twin Disc, Inc.*	1,177	27,118
Wabash National Corp.	6,185	112,753
Watts Water Technologies, Inc., Class A	1,823	151,309

		8,698,278

Marine (2.3%)
Clarkson plc	111,359	3,918,923
Costamare, Inc.	7,108	46,131
Eagle Bulk Shipping, Inc.*	6,947	39,042
Genco Shipping & Trading Ltd.*	1,535	21,490
Matson, Inc.	3,468	137,472
Safe Bulkers, Inc.*	8,035	23,141
Scorpio Bulkers, Inc.	8,823	63,967
Stolt-Nielsen Ltd.	252,955	3,872,608

		8,122,774

Professional Services (0.4%)
Acacia Research Corp.*	6,824	21,837
CBIZ, Inc.*	7,817	185,262
CRA International, Inc.	866	43,491
FTI Consulting, Inc.*	5,693	416,670
GP Strategies Corp.*	1,822	30,701
Huron Consulting Group, Inc.*	3,346	165,292
ICF International, Inc.	2,431	183,419
InnerWorkings, Inc.*	6,010	47,599
Kelly Services, Inc., Class A	4,719	113,398
Mistras Group, Inc.*	530	11,485
Navigant Consulting, Inc.	6,794	156,670

See Notes to Portfolio of Investments.

9

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Resources Connection, Inc.	3,126	$51,892
TrueBlue, Inc.*	5,702	148,537

		1,576,253

Road & Rail (0.2%)
ArcBest Corp.	3,405	165,313
Covenant Transportation Group, Inc., Class A*	1,816	52,773
Daseke, Inc.*	6,076	48,730
Hertz Global Holdings, Inc.*	8,305	135,621
Marten Transport Ltd.	3,217	67,718
PAM Transportation Services, Inc.(x)*	121	7,876
US Xpress Enterprises, Inc., Class A*	1,303	17,981
USA Truck, Inc.*	145	2,933
Werner Enterprises, Inc.	4,004	141,541
YRC Worldwide, Inc.*	4,049	36,360

		676,846

Trading Companies & Distributors (0.6%)
Aircastle Ltd.	8,348	182,905
Beacon Roofing Supply, Inc.*	2,665	96,446
BMC Stock Holdings, Inc.*	9,694	180,793
CAI International, Inc.*	1,419	32,453
DXP Enterprises, Inc.*	569	22,800
Foundation Building Materials, Inc.*	1,652	20,600
GATX Corp.	5,643	488,626
General Finance Corp.*	739	11,787
GMS, Inc.*	298	6,914
H&E Equipment Services, Inc.	1,052	39,745
Lawson Products, Inc.*	733	24,849
MRC Global, Inc.*	5,866	110,105
Nexeo Solutions, Inc.*	4,923	60,307
NOW, Inc.*	16,143	267,166
Rush Enterprises, Inc., Class A	2,410	94,737
Rush Enterprises, Inc., Class B	368	14,680
Systemax, Inc.	466	15,350
Textainer Group Holdings Ltd.*	4,024	51,507
Titan Machinery, Inc.*	2,782	43,079
Triton International Ltd.	7,839	260,804
Veritiv Corp.*	1,735	63,154
Willis Lease Finance Corp.*	440	15,184

		2,103,991

Transportation Infrastructure (0.2%)
Braemar Shipping Services plc	193,258	667,515

Total Industrials		47,010,282

Information Technology (6.0%)
Communications Equipment (1.7%)
Acacia Communications, Inc.*	3,566	147,525
ADTRAN, Inc.	7,222	127,468
Applied Optoelectronics, Inc.*	674	16,621
Calix, Inc.*	3,249	26,317
Casa Systems, Inc.*	459	6,770
Ciena Corp.*	21,549	673,191
Clearfield, Inc.(x)*	572	7,693
Comtech Telecommunications Corp.	3,483	126,328
DASAN Zhone Solutions, Inc.*	827	11,735
Digi International, Inc.*	4,099	55,132
EchoStar Corp., Class A*	50,300	2,332,410
Finisar Corp.*	17,604	335,356
Harmonic, Inc.*	12,473	68,602
Infinera Corp.*	22,586	164,878
InterDigital, Inc.	2,926	234,080
KVH Industries, Inc.*	2,577	33,759
NETGEAR, Inc.*	3,607	226,700
NetScout Systems, Inc.*	11,674	294,769
Oclaro, Inc.*	25,133	224,689
Ribbon Communications, Inc.*	8,189	55,931
ViaSat, Inc.(x)*	8,348	533,855
Viavi Solutions, Inc.*	22,114	250,773

		5,954,582

Electronic Equipment, Instruments & Components (1.5%)
Anixter International, Inc.*	4,421	310,796
Arlo Technologies, Inc.(x)*	951	13,799
AVX Corp.	7,074	127,686
Bel Fuse, Inc., Class B	1,430	37,895
Belden, Inc.	6,067	433,245
Benchmark Electronics, Inc.	7,029	164,479
Control4 Corp.*	2,303	79,062
CTS Corp.	4,952	169,854
Daktronics, Inc.	5,300	41,552
Electro Scientific Industries, Inc.*	4,937	86,151
Fabrinet*	5,389	249,295
FARO Technologies, Inc.*	144	9,266
Fitbit, Inc., Class A(x)*	24,420	130,647
Insight Enterprises, Inc.*	3,333	180,282
KEMET Corp.*	8,436	156,488
Kimball Electronics, Inc.*	3,958	77,775
Knowles Corp.*	13,232	219,916
Maxwell Technologies, Inc.(x)*	6,547	22,849
Methode Electronics, Inc.	2,904	105,125
MTS Systems Corp.	2,704	148,044
OSI Systems, Inc.*	1,594	121,638
PAR Technology Corp.*	338	7,510
Park Electrochemical Corp.	1,223	23,836
PC Connection, Inc.	1,745	67,863
Plexus Corp.*	4,799	280,789
Rogers Corp.*	1,319	194,315
Sanmina Corp.*	10,163	280,499
ScanSource, Inc.*	3,816	152,258
SYNNEX Corp.	4,513	382,251
Tech Data Corp.*	5,743	411,027
TTM Technologies, Inc.*	14,039	223,360
Vishay Intertechnology, Inc.	19,924	405,453
Vishay Precision Group, Inc.*	402	15,035

		5,330,040

IT Services (1.4%)
Acxiom Holdings, Inc.*	5,778	285,491
CACI International, Inc., Class A*	13,096	2,411,629
Cardtronics plc, Class A*	1,158	36,639
ConvergeOne Holdings, Inc.	743	6,917
Convergys Corp.	13,688	324,953
CSG Systems International, Inc.	850	34,119
Evertec, Inc.	1,555	37,476
Evo Payments, Inc., Class A*	528	12,619
Exela Technologies, Inc.*	1,423	10,146
GMO internet, Inc.	6,000	104,665
Hackett Group, Inc. (The)	311	6,267
I3 Verticals, Inc., Class A(x)*	252	5,791
Information Services Group, Inc.*	2,295	10,970
ManTech International Corp., Class A	3,959	250,605
MoneyGram International, Inc.*	4,206	22,502
Perficient, Inc.*	3,171	84,507
Perspecta, Inc.	21,627	556,246
Presidio, Inc.*	4,805	73,276
Sykes Enterprises, Inc.*	5,981	182,361
Syntel, Inc.*	458	18,769
Travelport Worldwide Ltd.	15,260	257,436
Unisys Corp.(x)*	2,303	46,981
Web.com Group, Inc.*	510	14,229

		4,794,594

Semiconductors & Semiconductor Equipment (0.8%)
Alpha & Omega Semiconductor Ltd.*	2,891	33,622

See Notes to Portfolio of Investments.

10

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Ambarella, Inc.(x)*	2,905	$112,365
Amkor Technology, Inc.*	15,479	114,390
Axcelis Technologies, Inc.*	4,825	94,811
AXT, Inc.*	5,887	42,092
CEVA, Inc.*	265	7,619
Cirrus Logic, Inc.*	8,741	337,403
Cohu, Inc.	3,501	87,875
Cree, Inc.*	15,124	572,747
Diodes, Inc.*	4,532	150,870
FormFactor, Inc.*	10,193	140,154
Kopin Corp.*	888	2,149
MACOM Technology Solutions Holdings, Inc.(x)*	6,864	141,398
NeoPhotonics Corp.(x)*	5,260	43,658
NVE Corp.	53	5,612
PDF Solutions, Inc.*	3,771	34,052
Photronics, Inc.*	10,293	101,386
Rambus, Inc.*	16,123	175,902
Semtech Corp.*	792	44,035
SunPower Corp.(x)*	6,141	44,829
Synaptics, Inc.*	4,829	220,299
Ultra Clean Holdings, Inc.*	5,768	72,388
Veeco Instruments, Inc.*	7,220	74,005
Xcerra Corp.*	1,164	16,610
Xperi Corp.	5,803	86,175

		2,756,446

Software (0.4%)
ACI Worldwide, Inc.*	925	26,030
Agilysys, Inc.*	1,253	20,424
American Software, Inc., Class A	1,774	21,519
Avalara, Inc.*	223	7,789
Avaya Holdings Corp.*	15,717	347,974
ChannelAdvisor Corp.*	116	1,444
Digimarc Corp.*	82	2,579
eGain Corp.*	409	3,313
Fusion Connect, Inc.(x)*	2,686	6,903
MicroStrategy, Inc., Class A*	1,438	202,212
Monotype Imaging Holdings, Inc.	3,281	66,276
NextGen Healthcare Information Systems LLC*	2,962	59,477
SecureWorks Corp., Class A(x)*	1,199	17,565
Telaria, Inc.*	4,255	16,126
Telenav, Inc.*	2,232	11,272
Tenable Holdings, Inc.*	327	12,714
TiVo Corp.	18,045	224,660
Verint Systems, Inc.*	9,573	479,607

		1,527,884

Technology Hardware, Storage & Peripherals (0.2%)
3D Systems Corp.(x)*	15,539	293,686
Avid Technology, Inc.*	1,513	8,972
Cray, Inc.*	5,051	108,597
Diebold Nixdorf, Inc.(x)	11,115	50,018
Electronics For Imaging, Inc.*	6,746	229,904
Stratasys Ltd.*	7,665	177,138

		868,315

Total Information Technology		21,231,861

Materials (2.5%)
Chemicals (1.1%)
Advanced Emissions Solutions, Inc.	187	2,237
AdvanSix, Inc.*	3,010	102,190
AgroFresh Solutions, Inc.*	4,723	29,424
American Vanguard Corp.	4,338	78,084
Flotek Industries, Inc.(x)*	7,979	19,150
FutureFuel Corp.	3,948	73,196
Hawkins, Inc.	1,458	60,434
HB Fuller Co.	1,963	101,428
Innophos Holdings, Inc.	2,526	112,154
Innospec, Inc.	3,632	278,756
Intrepid Potash, Inc.*	14,811	53,171
KMG Chemicals, Inc.	213	16,094
Koppers Holdings, Inc.*	877	27,319
Kraton Corp.*	391	18,436
LSB Industries, Inc.*	3,126	30,572
Minerals Technologies, Inc.	5,318	359,498
Platform Specialty Products Corp.*	104,000	1,296,881
PolyOne Corp.	628	27,456
PQ Group Holdings, Inc.*	5,513	96,312
Rayonier Advanced Materials, Inc.	7,622	140,473
Sensient Technologies Corp.	3,002	229,683
Stepan Co.	3,035	264,075
Trecora Resources*	3,153	44,142
Tredegar Corp.	3,902	84,478
Trinseo SA	1,987	155,582
Tronox Ltd., Class A	7,615	90,999
Valhi, Inc.	4,023	9,172

		3,801,396

Construction Materials (0.0%)
United States Lime & Minerals, Inc.	278	21,948

Containers & Packaging (0.1%)
Greif, Inc., Class A	3,502	187,917
Greif, Inc., Class B	756	43,583
UFP Technologies, Inc.*	986	36,236

		267,736

Metals & Mining (1.0%)
AK Steel Holding Corp.(x)*	47,055	230,570
Allegheny Technologies, Inc.*	18,864	557,432
Carpenter Technology Corp.	7,015	413,534
Century Aluminum Co.*	6,991	83,682
Cleveland-Cliffs, Inc.*	37,708	477,384
Coeur Mining, Inc.*	23,783	126,763
Commercial Metals Co.	17,493	358,956
Compass Minerals International, Inc.	450	30,240
Gold Resource Corp.	1,001	5,145
Haynes International, Inc.	1,868	66,314
Hecla Mining Co.	63,170	176,244
Kaiser Aluminum Corp.	1,191	129,890
Materion Corp.	3,000	181,500
Olympic Steel, Inc.	1,456	30,387
Ramaco Resources, Inc.(x)*	111	828
Schnitzer Steel Industries, Inc., Class A	3,941	106,604
SunCoke Energy, Inc.*	9,863	114,608
Synalloy Corp.	1,205	27,534
Tahoe Resources, Inc.*	24,417	68,123
TimkenSteel Corp.*	5,919	88,016
Universal Stainless & Alloy Products, Inc.*	1,249	31,862
Warrior Met Coal, Inc.	6,492	175,544
Worthington Industries, Inc.	514	22,287

		3,503,447

Paper & Forest Products (0.3%)
Boise Cascade Co.	378	13,910
Clearwater Paper Corp.*	2,408	71,518
Louisiana-Pacific Corp.	18,389	487,124
Neenah, Inc.	415	35,815
PH Glatfelter Co.	6,582	125,782
Schweitzer-Mauduit International, Inc.	3,792	145,272
Verso Corp., Class A*	4,853	163,400

		1,042,821

Total Materials		8,637,348

See Notes to Portfolio of Investments.

11

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Real Estate (10.3%)
Equity Real Estate Investment Trusts (REITs) (5.7%)
Acadia Realty Trust (REIT)	12,100	$339,163
Agree Realty Corp. (REIT)	4,581	243,343
Alexander & Baldwin, Inc. (REIT)	10,207	231,597
American Assets Trust, Inc. (REIT)	5,845	217,960
Armada Hoffler Properties, Inc. (REIT)	4,916	74,281
Ashford Hospitality Trust, Inc. (REIT)	12,732	81,357
Bluerock Residential Growth REIT, Inc. (REIT)	3,697	36,231
Braemar Hotels & Resorts, Inc. (REIT)	4,291	50,505
BRT Apartments Corp. (REIT)	1,217	14,653
CareTrust REIT, Inc. (REIT)(x)	11,460	202,957
CatchMark Timber Trust, Inc. (REIT), Class A	7,352	84,033
CBL & Associates Properties, Inc. (REIT)(x)	25,593	102,116
Cedar Realty Trust, Inc. (REIT)	13,102	61,055
Chatham Lodging Trust (REIT)(x)	6,861	143,326
Chesapeake Lodging Trust (REIT)	8,927	286,289
City Office REIT, Inc. (REIT)	4,674	58,986
Community Healthcare Trust, Inc. (REIT)	2,644	81,911
CoreCivic, Inc. (REIT)	17,885	435,142
CorEnergy Infrastructure Trust, Inc. (REIT)(x)	1,851	69,561
CorePoint Lodging, Inc. (REIT)	6,170	120,007
Cousins Properties, Inc. (REIT)	63,528	564,764
DiamondRock Hospitality Co. (REIT)	31,187	363,952
Easterly Government Properties, Inc. (REIT)	6,958	134,776
Equity LifeStyle Properties, Inc. (REIT)	19,300	1,861,485
Farmland Partners, Inc. (REIT)(x)	4,622	30,967
First Industrial Realty Trust, Inc. (REIT)	14,789	464,375
Four Corners Property Trust, Inc. (REIT)	3,222	82,773
Franklin Street Properties Corp. (REIT)	15,664	125,155
Front Yard Residential Corp. (REIT)	7,336	79,596
GEO Group, Inc. (The) (REIT)	14,312	360,090
Getty Realty Corp. (REIT)	4,902	140,001
Gladstone Commercial Corp. (REIT)	4,293	82,211
Gladstone Land Corp. (REIT)(x)	1,916	23,643
Global Medical REIT, Inc. (REIT)	2,781	26,197
Global Net Lease, Inc. (REIT)	10,786	224,888
Government Properties Income Trust (REIT)	14,262	161,018
Gramercy Property Trust (REIT)	24,154	662,786
Healthcare Realty Trust, Inc. (REIT)	18,718	547,689
Hersha Hospitality Trust (REIT)	5,407	122,577
Independence Realty Trust, Inc. (REIT)	13,359	140,670
Industrial Logistics Properties Trust (REIT)(x)	3,043	70,019
InfraREIT, Inc. (REIT)(x)	6,711	141,938
Innovative Industrial Properties, Inc. (REIT)(x)	964	46,503
Investors Real Estate Trust (REIT)	18,235	109,045
iStar, Inc. (REIT)(x)	9,869	110,237
Jernigan Capital, Inc. (REIT)	2,721	52,488
Kite Realty Group Trust (REIT)	12,551	208,974
LaSalle Hotel Properties (REIT)	16,681	576,996
Lexington Realty Trust (REIT)	32,456	269,385
LTC Properties, Inc. (REIT)	5,975	263,557
Mack-Cali Realty Corp. (REIT)	13,561	288,307
MedEquities Realty Trust, Inc. (REIT)	4,497	43,711
Monmouth Real Estate Investment Corp. (REIT)	9,704	162,251
National Health Investors, Inc. (REIT)	3,515	265,699
National Storage Affiliates Trust (REIT)	7,648	194,565
New Senior Investment Group, Inc. (REIT)	11,378	67,130
NexPoint Residential Trust, Inc. (REIT)	2,403	79,780
NorthStar Realty Europe Corp. (REIT)	6,714	95,070
One Liberty Properties, Inc. (REIT)	2,289	63,588
Pebblebrook Hotel Trust (REIT)(x)	10,251	372,829
Pennsylvania REIT (REIT)(x)	5,447	51,529
Physicians Realty Trust (REIT)	27,556	464,594
Piedmont Office Realty Trust, Inc. (REIT), Class A	19,322	365,765
PotlatchDeltic Corp. (REIT)	9,274	379,770
Preferred Apartment Communities, Inc. (REIT), Class A	6,027	105,955
PS Business Parks, Inc. (REIT)	935	118,829
QTS Realty Trust, Inc. (REIT), Class A	4,156	177,337
Ramco-Gershenson Properties Trust (REIT)	12,045	163,812
Retail Opportunity Investments Corp. (REIT)	16,705	311,882
Rexford Industrial Realty, Inc. (REIT)	13,671	436,925
RLJ Lodging Trust (REIT)	26,211	577,428
Sabra Health Care REIT, Inc. (REIT)	26,844	620,633
Safety Income & Growth, Inc. (REIT)	1,181	22,120
Saul Centers, Inc. (REIT)	160	8,960
Select Income REIT (REIT)	9,622	211,107
Seritage Growth Properties (REIT), Class A(x)	4,890	232,226
Spirit MTA REIT (REIT)	6,414	73,889
STAG Industrial, Inc. (REIT)	15,927	437,993
Summit Hotel Properties, Inc. (REIT)	15,692	212,313
Sunstone Hotel Investors, Inc. (REIT)	34,238	560,134
Terreno Realty Corp. (REIT)	8,625	325,163
Tier REIT, Inc. (REIT)	7,570	182,437
UMH Properties, Inc. (REIT)	772	12,074
Universal Health Realty Income Trust (REIT)	166	12,352
Urban Edge Properties (REIT)	13,765	303,931
Urstadt Biddle Properties, Inc. (REIT), Class A	4,506	95,933
Washington Prime Group, Inc. (REIT)	28,363	207,050
Washington REIT (REIT)	11,874	363,938
Whitestone REIT (REIT)	5,772	80,115
Xenia Hotels & Resorts, Inc. (REIT)	16,964	402,047

		20,134,399

Real Estate Management & Development (4.6%)
Altisource Portfolio Solutions SA(x)*	1,415	45,605
American Realty Investors, Inc.*	330	5,584
Consolidated-Tomoka Land Co.	408	25,410
Cushman & Wakefield plc*	1,797	30,531

See Notes to Portfolio of Investments.

12

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
DREAM Unlimited Corp., Class A*	607,800	$3,820,023
Essential Properties Realty Trust, Inc. (REIT)	4,652	66,012
Forestar Group, Inc.(x)*	1,624	34,429
FRP Holdings, Inc.*	903	56,076
Griffin Industrial Realty, Inc.	101	3,939
Howard Hughes Corp. (The)*	93,000	11,552,460
Kennedy-Wilson Holdings, Inc.	9,338	200,767
RE/MAX Holdings, Inc., Class A	2,674	118,592
St Joe Co. (The)*	5,244	88,099
Stratus Properties, Inc.*	900	27,540
Tejon Ranch Co.*	3,138	68,126
Transcontinental Realty Investors, Inc.(x)*	292	9,312

		16,152,505

Total Real Estate		36,286,904

Utilities (4.1%)
Electric Utilities (1.0%)
ALLETE, Inc.	7,754	581,628
El Paso Electric Co.	6,085	348,062
IDACORP, Inc.	7,614	755,537
MGE Energy, Inc.	5,240	334,574
Otter Tail Corp.	5,907	282,945
PNM Resources, Inc.	11,974	472,374
Portland General Electric Co.	13,473	614,504

		3,389,624

Gas Utilities (2.2%)
Chesapeake Utilities Corp.	2,129	178,623
New Jersey Resources Corp.	12,180	561,498
Northwest Natural Gas Co.	4,283	286,533
ONE Gas, Inc.	7,856	646,391
RGC Resources, Inc.(x)	1,067	28,500
Rubis SCA	81,502	4,411,552
South Jersey Industries, Inc.	10,996	387,829
Southwest Gas Holdings, Inc.	7,384	583,558
Spire, Inc.	7,426	546,182

		7,630,666

Independent Power and Renewable Electricity Producers (0.3%)
Atlantic Power Corp.(x)*	15,815	34,793
Clearway Energy, Inc., Class A	5,345	101,769
Clearway Energy, Inc., Class C	10,393	200,065
Ormat Technologies, Inc.	5,972	323,145
Pattern Energy Group, Inc., Class A	12,094	240,308
TerraForm Power, Inc., Class A	9,048	104,504

		1,004,584

Multi-Utilities (0.4%)
Avista Corp.	9,863	498,673
Black Hills Corp.	8,061	468,263
NorthWestern Corp.	7,603	445,992
Unitil Corp.	2,203	112,133

		1,525,061

Water Utilities (0.2%)
American States Water Co.	1,764	107,851
AquaVenture Holdings Ltd.*	1,598	28,876
Artesian Resources Corp., Class A	1,203	44,246
Cadiz, Inc.(x)*	3,503	39,058
California Water Service Group	6,591	282,755
Connecticut Water Service, Inc.	1,824	126,531
Consolidated Water Co. Ltd.	2,191	30,345
Middlesex Water Co.	372	18,012
Pure Cycle Corp.*	1,136	13,121
SJW Group	912	55,769
York Water Co. (The)	225	6,840

		753,404

Total Utilities		14,303,339

Total Common Stocks (96.1%) (Cost $228,892,498)		338,850,805

MASTER LIMITED PARTNERSHIP:
Industrials (2.9%)
Industrial Conglomerates (2.9%)
Icahn Enterprises LP (Cost $6,907,119)	142,400	10,070,528

SHORT-TERM INVESTMENTS:
Investment Company (0.0%)
JPMorgan Prime Money Market Fund, IM Shares	1	1

	Principal Amount	Value (Note 1)
Repurchase Agreements (3.0%)
Citigroup Global Markets, Inc., 2.44%, dated 9/28/18, due 10/5/18, repurchase price $1,000,474, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 1.625%-2.250%, maturing 11/30/19-11/15/27; total market value $1,054,286.(xx)	$1,000,000	1,000,000
Deutsche Bank Securities, Inc., 2.26%, dated 9/28/18, due 10/1/18, repurchase price $1,068,088, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 5/15/19-8/15/47; total market value $1,089,244.(xx)	1,067,887	1,067,887
ING Bank NV, 2.42%, dated 9/28/18, due 10/1/18, repurchase price $1,000,202, collateralized by various Common Stocks; total market value $1,111,246.(xx)	1,000,000	1,000,000
Natwest Markets Securities, Inc., 2.14%, dated 9/25/18, due 10/2/18, repurchase price $2,000,476, collateralized by various U.S. Government Treasury Securities, ranging from 1.375%-2.125%, maturing 10/31/20-11/15/26; total market value $2,040,728.(xx)	2,000,000	2,000,000
Natwest Markets Securities, Inc., 2.19%, dated 9/28/18, due 10/5/18, repurchase price $2,000,852, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-3.375%, maturing 2/15/19-5/15/44; total market value $2,040,373.(xx)	2,000,000	2,000,000

See Notes to Portfolio of Investments.

13

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

	Principal Amount	Value (Note 1)
Natwest Markets Securities, Inc., 2.25%, dated 9/28/18, due 10/1/18, repurchase price $1,500,281, collateralized by various U.S. Government Treasury Securities, ranging from 1.375%-2.875%, maturing 5/31/19-11/15/26; total market value $1,530,287.(xx)	$1,500,000	$1,500,000
NBC Global Finance Ltd., 2.34%, dated 9/28/18, due 10/1/18, repurchase price $1,900,371, collateralized by various Common Stocks; total market value $2,114,045.(xx)	1,900,000	1,900,000

Total Repurchase Agreements		10,467,887

Total Short-Term Investments (3.0%) (Cost $10,467,888)		10,467,888

Total Investments in Securities (102.0%) (Cost $246,267,505)		359,389,221
Other Assets Less Liabilities (-2.0%)		(6,978,444)

Net Assets (100%)		$352,410,777

*	Non-income producing.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

(x)	All or a portion of security is on loan at September 30, 2018.

(xx)

At September 30, 2018, the Portfolio had loaned securities with a total value of $10,935,137. This was secured by cash collateral of $10,467,887 which was subsequently invested in joint repurchase agreements with a total value of $10,467,887, for which the Portfolio has a proportionate interest as reported in the Portfolio of Investments as Repurchase Agreements, and $621,733 collateralized by various U.S. Government Treasury Securities, ranging from 0.000% - 8.750%, maturing 10/4/18-11/15/46.

Glossary:

ADR — American Depositary Receipt

CVR — Contingent Value Right

USD — United States Dollar

See Notes to Portfolio of Investments.

14

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

Investments in companies which were affiliates for nine months ended September 30, 2018, were as follows:

Security Description	Shares at September 30, 2018	Market Value December 31, 2017 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value September 30, 2018 ($)	Dividend/Interest Income ($)	Capital Gain Distributions ($)
PennyMac Financial Services, Inc., Class A	936	20,919	—	—	—	(1,357)	19,562	374	—
PennyMac Mortgage Investment Trust (REIT)	9,292	162,741	7,296	(23,028)	(348)	41,409	188,070	9,014	—

Total		183,660	7,296	(23,028)	(348)	40,052	207,632	9,388	—

Futures contracts outstanding as of September 30, 2018 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Russell 2000 E-Mini Index	24	12/2018	USD	2,040,960	(18,045)

					(18,045)

See Notes to Portfolio of Investments.

15

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2018:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$17,197,593	$—	$—	$17,197,593
Consumer Discretionary	22,030,512	—	—	22,030,512
Consumer Staples	12,980,625	—	—	12,980,625
Energy	17,877,415	—	—	17,877,415
Financials	130,494,758	2,526,064	—	133,020,822
Health Care	8,274,104	—	—	8,274,104
Industrials	38,551,236	8,459,046	—	47,010,282
Information Technology	21,127,196	104,665	—	21,231,861
Materials	8,637,348	—	—	8,637,348
Real Estate	36,282,965	3,939	—	36,286,904
Utilities	9,891,787	4,411,552	—	14,303,339
Master Limited Partnerships
Industrials	10,070,528	—	—	10,070,528
Short-Term Investments
Investment Company	1	—	—	1
Repurchase Agreements	—	10,467,887	—	10,467,887

Total Assets	$333,416,068	$25,973,153	$—	$359,389,221

Liabilities:
Futures	$(18,045)	$—	$—	$(18,045)

Total Liabilities	$(18,045)	$—	$—	$(18,045)

Total	$333,398,023	$25,973,153	$—	$359,371,176

There were no transfers between Levels 1, 2 or 3 during the nine months ended September 30, 2018.

As of September 30, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$133,312,832
Aggregate gross unrealized depreciation	(18,321,859)

Net unrealized appreciation	$114,990,973

Federal income tax cost of investments in securities and derivative instruments, if applicable	$244,380,203

See Notes to Portfolio of Investments.

16

EQ ADVISORS TRUST

1290 VT SMARTBETA EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (4.8%)
Diversified Telecommunication Services (3.0%)
AT&T, Inc.	4,380	$147,080
BCE, Inc.	1,100	44,565
Deutsche Telekom AG (Registered)*	5,600	90,279
Nippon Telegraph & Telephone Corp.	1,100	49,685
Swisscom AG (Registered)	120	54,461
Telenor ASA	1,800	35,187
Telstra Corp. Ltd.	14,200	32,744
Verizon Communications, Inc.	3,700	197,543

		651,544

Entertainment (0.5%)
Walt Disney Co. (The)	900	105,246

Media (0.6%)
Comcast Corp., Class A	3,600	127,476

Wireless Telecommunication Services (0.7%)
KDDI Corp.	2,500	69,068
NTT DOCOMO, Inc.	2,900	77,975

		147,043

Total Communication Services		1,031,309

Consumer Discretionary (7.5%)
Auto Components (0.4%)
Bridgestone Corp.	600	22,670
Magna International, Inc.	700	36,771
Stanley Electric Co. Ltd.	700	23,935

		83,376

Automobiles (0.5%)
Bayerische Motoren Werke AG	400	36,090
Subaru Corp.	800	24,503
Suzuki Motor Corp.	400	22,911
Yamaha Motor Co. Ltd.	1,000	28,032

		111,536

Hotels, Restaurants & Leisure (2.1%)
Carnival Corp.	400	25,508
Compass Group plc	2,171	48,274
Darden Restaurants, Inc.	200	22,238
Domino’s Pizza, Inc.	100	29,480
Hilton Worldwide Holdings, Inc.	400	32,312
Restaurant Brands International, Inc.	400	23,684
Royal Caribbean Cruises Ltd.	200	25,988
Starbucks Corp.	2,400	136,417
Vail Resorts, Inc.	200	54,884
Yum! Brands, Inc.	500	45,455

		444,240

Household Durables (0.3%)
DR Horton, Inc.	700	29,526
Sekisui Chemical Co. Ltd.	2,000	36,895

		66,421

Multiline Retail (0.5%)
Dollar General Corp.	500	54,650
Target Corp.	600	52,926

		107,576

Specialty Retail (2.8%)
Home Depot, Inc. (The)	900	186,435
Industria de Diseno Textil SA	2,400	72,756
Lowe’s Cos., Inc.	800	91,856
Nitori Holdings Co. Ltd.	100	14,342
O’Reilly Automotive, Inc.*	200	69,464
Ross Stores, Inc.	400	39,640
TJX Cos., Inc. (The)	1,300	145,626

		620,119

Textiles, Apparel & Luxury Goods (0.9%)
Gildan Activewear, Inc.	1,000	30,426
LVMH Moet Hennessy Louis Vuitton SE	200	70,731
NIKE, Inc., Class B	500	42,360
VF Corp.	600	56,070

		199,587

Total Consumer Discretionary		1,632,855

Consumer Staples (12.8%)
Beverages (3.5%)
Brown-Forman Corp., Class B	500	25,275
Carlsberg A/S, Class B	200	23,989
Coca-Cola Co. (The)	5,000	230,950
Diageo plc	2,400	85,055
Heineken NV	900	84,390
Kirin Holdings Co. Ltd.	1,000	25,620
Monster Beverage Corp.*	500	29,140
PepsiCo, Inc.	2,000	223,600
Pernod Ricard SA	200	32,811

		760,830

Food & Staples Retailing (2.5%)
Costco Wholesale Corp.	700	164,415
Jeronimo Martins SGPS SA	1,800	26,510
Koninklijke Ahold Delhaize NV	1,000	22,931
Loblaw Cos. Ltd.	600	30,826
Seven & i Holdings Co. Ltd.	900	40,081
Sysco Corp.	1,600	117,200
Walmart, Inc.	400	37,564
Wesfarmers Ltd.	1,700	61,258
Woolworths Group Ltd.	2,300	46,685

		547,470

Food Products (1.7%)
Hershey Co. (The)	300	30,600
Kellogg Co.	1,000	70,020
McCormick & Co., Inc. (Non-Voting)	200	26,350
Mondelez International, Inc., Class A	2,800	120,288
Nestle SA (Registered)	1,500	125,056

		372,314

Household Products (3.0%)
Church & Dwight Co., Inc.	600	35,622
Clorox Co. (The)	300	45,123
Colgate-Palmolive Co.	1,500	100,425
Essity AB, Class B	1,800	45,246
Henkel AG & Co. KGaA (Preference)(q)	570	66,875
Kimberly-Clark Corp.	900	102,276
Procter & Gamble Co. (The)	3,000	249,690

		645,257

Personal Products (2.1%)
Beiersdorf AG	450	50,774
Estee Lauder Cos., Inc. (The), Class A	500	72,660
Kao Corp.	900	72,669
L’Oreal SA	300	72,345
Unilever NV (CVA)	1,800	100,241
Unilever plc	1,400	76,932

		445,621

Total Consumer Staples		2,771,492

Energy (2.4%)
Oil, Gas & Consumable Fuels (2.4%)
Caltex Australia Ltd.	1,300	28,097

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

1290 VT SMARTBETA EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Enagas SA	800	$21,596
Eni SpA	2,100	39,699
Exxon Mobil Corp.	2,400	204,048
JXTG Holdings, Inc.	3,200	24,173
Phillips 66	400	45,088
Snam SpA	6,000	25,002
TOTAL SA	1,400	90,766
Valero Energy Corp.	300	34,125

Total Energy		512,594

Financials (19.0%)
Banks (8.0%)
Bank Hapoalim BM	6,000	43,943
Bank of Montreal	1,400	115,478
Bank of Nova Scotia (The)	1,500	89,409
BB&T Corp.	800	38,832
Canadian Imperial Bank of Commerce(x)	800	74,961
Citizens Financial Group, Inc.	900	34,713
Commonwealth Bank of Australia	1,400	72,266
Danske Bank A/S	2,300	60,410
Hang Seng Bank Ltd.	2,100	57,031
Japan Post Bank Co. Ltd.	2,600	30,732
JPMorgan Chase & Co.	700	78,988
M&T Bank Corp.	200	32,908
Mizrahi Tefahot Bank Ltd.	1,800	31,532
National Bank of Canada	1,000	49,944
Nordea Bank AB	4,000	43,594
PNC Financial Services Group, Inc. (The)	800	108,952
Royal Bank of Canada	2,200	176,355
Skandinaviska Enskilda Banken AB, Class A	5,000	55,832
SunTrust Banks, Inc.	900	60,111
Svenska Handelsbanken AB, Class A	6,000	75,781
Swedbank AB, Class A	3,200	79,321
Toronto-Dominion Bank (The)	3,200	194,456
US Bancorp	2,500	132,026

		1,737,575

Capital Markets (3.7%)
Ameriprise Financial, Inc.(x)	400	59,064
Bank of New York Mellon Corp. (The)	800	40,792
BlackRock, Inc.	200	94,266
Brookfield Asset Management, Inc., Class A	1,800	80,116
CME Group, Inc.	600	102,126
Deutsche Boerse AG	560	75,032
Intercontinental Exchange, Inc.	800	59,912
MSCI, Inc.	200	35,482
Northern Trust Corp.	700	71,491
S&P Global, Inc.	600	117,234
T. Rowe Price Group, Inc.	500	54,590

		790,105

Consumer Finance (0.1%)
Discover Financial Services	400	30,580

Diversified Financial Services (0.7%)
Berkshire Hathaway, Inc., Class B*	700	149,877

Insurance (6.5%)
Aflac, Inc.	1,200	56,484
AIA Group Ltd.	5,000	44,645
Allianz SE (Registered)	500	111,461
Allstate Corp. (The)	1,000	98,700
Aon plc	500	76,890
Assicurazioni Generali SpA	2,400	41,463
Chubb Ltd.	400	53,456
Cincinnati Financial Corp.	300	23,043
Great-West Lifeco, Inc.	1,700	41,248
Hannover Rueck SE	180	25,434
Legal & General Group plc	8,000	27,340
Lincoln National Corp.	400	27,064
Loews Corp.	500	25,115
Manulife Financial Corp.	1,600	28,602
Marsh & McLennan Cos., Inc.	1,600	132,353
Power Corp. of Canada	1,000	21,724
Progressive Corp. (The)	1,800	127,872
Prudential Financial, Inc.	500	50,660
Sampo OYJ, Class A	1,900	98,387
Sompo Holdings, Inc.	500	21,295
Sun Life Financial, Inc.	2,400	95,413
Suncorp Group Ltd.	2,000	20,905
Swiss Life Holding AG (Registered)*	80	30,324
Willis Towers Watson plc	300	42,282
Zurich Insurance Group AG*	240	75,859

		1,398,019

Total Financials		4,106,156

Health Care (12.0%)
Biotechnology (0.6%)
AbbVie, Inc.	800	75,664
CSL Ltd.	300	43,612

		119,276

Health Care Equipment & Supplies (3.2%)
Baxter International, Inc.	1,500	115,635
Danaher Corp.	600	65,196
Edwards Lifesciences Corp.*	300	52,230
Fisher & Paykel Healthcare Corp. Ltd.	2,200	21,947
Hoya Corp.	500	29,704
IDEXX Laboratories, Inc.*	200	49,932
Intuitive Surgical, Inc.*	100	57,400
Medtronic plc	1,700	167,229
Stryker Corp.	700	124,376

		683,649

Health Care Providers & Services (3.0%)
Anthem, Inc.	200	54,810
Cigna Corp.	400	83,300
Express Scripts Holding Co.*	700	66,507
HCA Healthcare, Inc.	400	55,648
Humana, Inc.	300	101,556
Laboratory Corp. of America Holdings*	200	34,736
Quest Diagnostics, Inc.	200	21,582
UnitedHealth Group, Inc.	900	239,436

		657,575

Life Sciences Tools & Services (0.6%)
Mettler-Toledo International, Inc.*	100	60,898
Thermo Fisher Scientific, Inc.	300	73,224

		134,122

Pharmaceuticals (4.6%)
Astellas Pharma, Inc.	3,900	68,032
Eli Lilly & Co.	500	53,655
Johnson & Johnson	2,100	290,157
Merck & Co., Inc.	2,200	156,068
Novo Nordisk A/S, Class B	1,200	56,498
Otsuka Holdings Co. Ltd.	500	25,202
Pfizer, Inc.	3,300	145,431
Roche Holding AG	440	106,593
Shionogi & Co. Ltd.	500	32,670
Zoetis, Inc.	800	73,248

		1,007,554

Total Health Care		2,602,176

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

1290 VT SMARTBETA EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Industrials (16.9%)
Aerospace & Defense (4.7%)
Boeing Co. (The)	300	$111,570
CAE, Inc.(x)	1,500	30,449
General Dynamics Corp.	600	122,832
Huntington Ingalls Industries, Inc.	100	25,608
Lockheed Martin Corp.	500	172,981
MTU Aero Engines AG	150	33,804
Northrop Grumman Corp.	500	158,685
Raytheon Co.	700	144,662
Safran SA	400	56,055
TransDigm Group, Inc.*	100	37,230
United Technologies Corp.	800	111,848

		1,005,724

Air Freight & Logistics (1.0%)
Expeditors International of Washington, Inc.	1,100	80,883
United Parcel Service, Inc., Class B	1,100	128,425

		209,308

Building Products (0.6%)
Assa Abloy AB, Class B	1,600	32,162
Daikin Industries Ltd.	200	26,624
Geberit AG (Registered)	90	41,745
Johnson Controls International plc	600	21,000

		121,531

Commercial Services & Supplies (1.0%)
Brambles Ltd.	4,300	33,880
Cintas Corp.	200	39,562
Dai Nippon Printing Co. Ltd.	1,000	23,253
Republic Services, Inc.	500	36,330
Waste Management, Inc.	1,000	90,360

		223,385

Construction & Engineering (0.4%)
Obayashi Corp.	2,000	18,940
Vinci SA	600	57,138

		76,078

Electrical Equipment (0.5%)
ABB Ltd. (Registered)	2,400	56,711
Legrand SA	300	21,867
Nidec Corp.	200	28,771

		107,349

Industrial Conglomerates (1.7%)
3M Co.	600	126,426
Honeywell International, Inc.	900	149,760
Roper Technologies, Inc.	200	59,242
Siemens AG (Registered)	330	42,276

		377,704

Machinery (2.5%)
Atlas Copco AB, Class A*	1,800	51,889
Fortive Corp.(x)	1,300	109,459
Hoshizaki Corp.	300	31,051
Illinois Tool Works, Inc.	600	84,672
Ingersoll-Rand plc	500	51,150
Kone OYJ, Class B	1,000	53,432
Makita Corp.	600	30,048
Sandvik AB	2,000	35,500
Schindler Holding AG	120	29,908
Stanley Black & Decker, Inc.	500	73,220

		550,329

Marine (0.1%)
Kuehne + Nagel International AG (Registered)	180	28,520

Professional Services (1.2%)
Experian plc	1,000	25,684
Randstad NV	400	21,354
SGS SA (Registered)	30	78,989
TransUnion	400	29,432
Verisk Analytics, Inc.*	300	36,165
Wolters Kluwer NV	1,200	74,790

		266,414

Road & Rail (1.8%)
Canadian National Railway Co.	1,200	107,676
Canadian Pacific Railway Ltd.	200	42,307
DSV A/S	400	36,370
East Japan Railway Co.	400	37,159
Odakyu Electric Railway Co. Ltd.	2,000	47,316
Union Pacific Corp.	700	113,981

		384,809

Trading Companies & Distributors (1.2%)
Fastenal Co.	800	46,416
Ferguson plc	568	48,232
ITOCHU Corp.	2,500	45,767
Marubeni Corp.	3,000	27,460
Mitsubishi Corp.	1,100	33,895
Mitsui & Co. Ltd.	1,700	30,231
Sumitomo Corp.	2,200	36,683

		268,684

Transportation Infrastructure (0.2%)
Aena SME SA(m)	260	45,130

Total Industrials		3,664,965

Information Technology (12.3%)
Communications Equipment (0.1%)
Cisco Systems, Inc.	500	24,325

Electronic Equipment, Instruments & Components (1.0%)
Amphenol Corp., Class A	800	75,216
CDW Corp.	400	35,568
Hamamatsu Photonics KK	600	23,895
Hitachi Ltd.	600	20,384
Keyence Corp.	100	58,071

		213,134

IT Services (6.2%)
Accenture plc, Class A	1,100	187,220
Amadeus IT Group SA	600	55,744
Automatic Data Processing, Inc.	1,100	165,726
Broadridge Financial Solutions, Inc.	300	39,585
CGI Group, Inc., Class A*	800	51,581
Cognizant Technology Solutions Corp., Class A	1,000	77,150
Fidelity National Information Services, Inc.	600	65,442
Fiserv, Inc.*	1,200	98,856
International Business Machines Corp.	600	90,726
Jack Henry & Associates, Inc.	300	48,024
Mastercard, Inc., Class A	800	178,088
NTT Data Corp.	2,300	31,842
Paychex, Inc.	700	51,555
Visa, Inc., Class A	1,300	195,117
Worldpay, Inc.*	200	20,254

		1,356,910

Semiconductors & Semiconductor Equipment (1.3%)
Intel Corp.	2,800	132,412
Texas Instruments, Inc.	1,300	139,477

		271,889

Software (2.5%)
Adobe Systems, Inc.*	700	188,965
ANSYS, Inc.*	200	37,336

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

1290 VT SMARTBETA EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Intuit, Inc.	500	$113,700
Oracle Corp.	1,400	72,184
SAP SE	1,120	137,840

		550,025

Technology Hardware, Storage & Peripherals (1.2%)
Apple, Inc.	700	158,018
Canon, Inc.	800	25,418
FUJIFILM Holdings Corp.	600	27,011
HP, Inc.	1,500	38,655

		249,102

Total Information Technology		2,665,385

Materials (2.6%)
Chemicals (2.5%)
Celanese Corp.	200	22,800
Ecolab, Inc.	900	141,102
Givaudan SA (Registered)	15	36,881
International Flavors & Fragrances, Inc.	200	27,824
Koninklijke DSM NV	305	32,310
Mitsubishi Chemical Holdings Corp.	2,500	23,928
Novozymes A/S, Class B	400	21,959
PPG Industries, Inc.	400	43,652
Sherwin-Williams Co. (The)	200	91,042
Sika AG (Registered)	240	34,946
Symrise AG	500	45,641

		522,085

Paper & Forest Products (0.1%)
UPM-Kymmene OYJ	800	31,395

Total Materials		553,480

Real Estate (4.2%)
Equity Real Estate Investment Trusts (REITs) (3.6%)
AvalonBay Communities, Inc. (REIT)	500	90,574
CapitaLand Mall Trust (REIT)	22,000	35,727
Dexus (REIT)	3,100	23,663
Equity Residential (REIT)	400	26,504
Essex Property Trust, Inc. (REIT)	100	24,671
Goodman Group (REIT)	6,600	49,426
GPT Group (The) (REIT)	6,700	25,233
H&R REIT (REIT)	1,500	23,075
Japan Prime Realty Investment Corp. (REIT)	7	24,952
Japan Retail Fund Investment Corp. (REIT)	13	23,581
Mirvac Group (REIT)	22,500	39,197
Nippon Prologis REIT, Inc. (REIT)	12	23,753
Nomura Real Estate Master Fund, Inc. (REIT)	22	30,051
Prologis, Inc. (REIT)	1,200	81,348
Public Storage (REIT)	300	60,489
Simon Property Group, Inc. (REIT)	600	106,049
Stockland (REIT)	14,700	44,097
Unibail-Rodamco-Westfield (REIT)	160	32,179

		764,569

Real Estate Management & Development (0.6%)
CBRE Group, Inc., Class A*	700	30,870
Daito Trust Construction Co. Ltd.	200	25,726
Daiwa House Industry Co. Ltd.	1,000	29,643
First Capital Realty, Inc.	1,900	28,684
Mitsui Fudosan Co. Ltd.	1,000	23,667

		138,590

Total Real Estate		903,159

Utilities (4.3%)
Electric Utilities (1.3%)
CLP Holdings Ltd.	2,500	29,269
Enel SpA	9,000	46,103
Eversource Energy	900	55,296
Iberdrola SA	12,000	88,304
SSE plc	1,800	26,887
Terna Rete Elettrica Nazionale SpA	6,000	32,052

		277,911

Gas Utilities (1.2%)
Atmos Energy Corp.	600	56,347
Hong Kong & China Gas Co. Ltd.	19,360	38,431
Naturgy Energy Group SA	800	21,837
Osaka Gas Co. Ltd.	2,800	54,610
Tokyo Gas Co. Ltd.	2,000	49,155
UGI Corp.	600	33,288

		253,668

Multi-Utilities (1.4%)
CMS Energy Corp.	1,300	63,700
Consolidated Edison, Inc.	800	60,952
DTE Energy Co.	400	43,652
Public Service Enterprise Group, Inc.	1,400	73,906
Sempra Energy	700	79,624

		321,834

Water Utilities (0.4%)
American Water Works Co., Inc.	900	79,173

Total Utilities		932,586

Total Common Stocks (98.8%) (Cost $17,531,425)		21,376,157

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Repurchase Agreements (0.8%)
Bank of America NA, 2.27%, dated 9/28/18, due 10/1/18, repurchase price $5,001, collateralized by various U.S. Government Agency Securities, 3.000%, maturing 10/20/46; total market value $5,100.(xx)	$5,000	5,000
Deutsche Bank Securities, Inc., 2.26%, dated 9/28/18, due 10/1/18, repurchase price $170,743, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 5/15/19-8/15/47; total market value $174,125.(xx)	170,711	170,711
NBC Global Finance Ltd., 2.37%, dated 9/28/18, due 10/5/18, repurchase price $500, collateralized by various Common Stocks; total market value $556.(xx)	500	500

Total Repurchase Agreements		176,211

Total Short-Term Investments (0.8%) (Cost $176,211)		176,211

Total Investments in Securities (99.6%) (Cost $17,707,636)		21,552,368
Other Assets Less Liabilities (0.4%)		90,140

Net Assets (100%)		$21,642,508

See Notes to Portfolio of Investments.

4

EQ ADVISORS TRUST

1290 VT SMARTBETA EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

*	Non-income producing.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At September 30, 2018, the market value of these securities amounted to $45,130 or 0.2% of net assets.

(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.

(x)	All or a portion of security is on loan at September 30, 2018.

(xx)

At September 30, 2018, the Portfolio had loaned securities with a total value of $238,418. This was secured by cash collateral of $176,211 which was subsequently invested in joint repurchase agreements with a total value of $176,211, for which the Portfolio has a proportionate interest as reported in the Portfolio of Investments as Repurchase Agreements, and $70,852 collateralized by various U.S. Government Treasury Securities, ranging from 2.875% - 3.375%, maturing 5/15/43-5/15/44.

Glossary:

CVA — Dutch Certification

Country Diversification

As a Percentage of Total Net Assets

Australia	2.4%
Canada	6.6
Denmark	0.9
Finland	0.8
France	2.0
Germany	3.3
Hong Kong	0.8
Israel	0.3
Italy	0.9
Japan	7.6
Netherlands	1.1
New Zealand	0.1
Norway	0.2
Portugal	0.1
Singapore	0.2
Spain	1.4
Sweden	1.9
Switzerland	3.5
United Kingdom	1.8
United States	63.7
Cash and Other	0.4

100.0%

See Notes to Portfolio of Investments.

5

EQ ADVISORS TRUST

1290 VT SMARTBETA EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2018:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$621,910	$409,399	$—	$1,031,309
Consumer Discretionary	1,231,716	401,139	—	1,632,855
Consumer Staples	1,712,024	1,059,468	—	2,771,492
Energy	283,261	229,333	—	512,594
Financials	2,983,569	1,122,587	—	4,106,156
Health Care	2,217,918	384,258	—	2,602,176
Industrials	2,342,331	1,322,634	—	3,664,965
Information Technology	2,285,180	380,205	—	2,665,385
Materials	326,420	227,060	—	553,480
Real Estate	472,264	430,895	—	903,159
Utilities	545,938	386,648	—	932,586
Short-Term Investments
Repurchase Agreements	—	176,211	—	176,211

Total Assets	$15,022,531	$6,529,837	$—	$21,552,368

Total Liabilities	$—	$—	$—	$—

Total	$15,022,531	$6,529,837	$—	$21,552,368

There were no transfers between Levels 1, 2 or 3 during the nine months ended September 30, 2018.

As of September 30, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$4,040,527
Aggregate gross unrealized depreciation	(213,563)

Net unrealized appreciation	$3,826,964

Federal income tax cost of investments in securities and derivative instruments, if applicable	$17,725,404

See Notes to Portfolio of Investments.

6

EQ ADVISORS TRUST

1290 VT SOCIALLY RESPONSIBLE PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (13.3%)
Diversified Telecommunication Services (2.0%)
CenturyLink, Inc.	12,974	$275,049
Cincinnati Bell, Inc.*	550	8,772
Verizon Communications, Inc.	55,282	2,951,506

		3,235,327

Entertainment (1.4%)
Walt Disney Co. (The)	19,893	2,326,287

Interactive Media & Services (9.3%)
Alphabet, Inc., Class A*	3,997	4,824,699
Alphabet, Inc., Class C*	4,201	5,013,767
Facebook, Inc., Class A*	32,091	5,277,686

		15,116,152

Media (0.5%)
Discovery, Inc., Class A(x)*	2,085	66,720
Discovery, Inc., Class C*	4,131	122,195
John Wiley & Sons, Inc., Class A	617	37,390
Liberty Global plc, Class A*	2,546	73,656
Liberty Global plc, Class C*	7,367	207,455
New York Times Co. (The), Class A	1,747	40,443
Omnicom Group, Inc.	3,021	205,488
Scholastic Corp.	353	16,482

		769,829

Wireless Telecommunication Services (0.1%)
Sprint Corp.*	10,809	70,691

Total Communication Services		21,518,286

Consumer Discretionary (9.6%)
Auto Components (0.3%)
Aptiv plc	3,547	297,593
Autoliv, Inc.(x)	1,182	102,456
BorgWarner, Inc.	2,787	119,228

		519,277

Automobiles (0.3%)
Harley-Davidson, Inc.	2,212	100,204
Tesla, Inc.(x)*	1,707	451,962

		552,166

Distributors (0.1%)
LKQ Corp.*	4,145	131,272
Pool Corp.	546	91,117

		222,389

Hotels, Restaurants & Leisure (2.9%)
Aramark	3,303	142,095
Choice Hotels International, Inc.	497	41,400
Darden Restaurants, Inc.	1,664	185,020
Domino’s Pizza, Inc.	540	159,192
Hilton Worldwide Holdings, Inc.	3,813	308,014
Jack in the Box, Inc.	363	30,430
Marriott International, Inc., Class A	4,014	529,969
McDonald’s Corp.	10,506	1,757,549
Royal Caribbean Cruises Ltd.	2,272	295,224
Starbucks Corp.	18,461	1,049,323
Vail Resorts, Inc.	543	149,010

		4,647,226

Household Durables (0.3%)
Ethan Allen Interiors, Inc.	363	7,532
Garmin Ltd.	1,516	106,196
La-Z-Boy, Inc.	604	19,087
Meritage Homes Corp.*	537	21,426
Mohawk Industries, Inc.*	850	149,048
Newell Brands, Inc.	6,568	133,330
Tupperware Brands Corp.	689	23,047
Whirlpool Corp.	872	103,550

		563,216

Internet & Direct Marketing Retail (2.2%)
Booking Holdings, Inc.*	645	1,279,680
Netflix, Inc.*	5,815	2,175,566
Nutrisystem, Inc.	439	16,265
Shutterfly, Inc.*	400	26,356

		3,497,867

Leisure Products (0.2%)
Callaway Golf Co.	1,204	29,245
Hasbro, Inc.	1,584	166,510
Mattel, Inc.(x)*	4,672	73,351

		269,106

Multiline Retail (0.2%)
Kohl’s Corp.	2,262	168,632
Nordstrom, Inc.	1,592	95,217

		263,849

Specialty Retail (1.6%)
AutoNation, Inc.*	805	33,448
Best Buy Co., Inc.	3,408	270,459
Buckle, Inc. (The)(x)	424	9,773
Caleres, Inc.	572	20,512
CarMax, Inc.*	2,361	176,296
Foot Locker, Inc.	1,552	79,121
GameStop Corp., Class A(x)	1,372	20,950
Gap, Inc. (The)	3,098	89,377
Lowe’s Cos., Inc.	10,997	1,262,675
Office Depot, Inc.	7,023	22,544
Signet Jewelers Ltd.	778	51,294
Tiffany & Co.	1,492	192,423
Tractor Supply Co.	1,618	147,044
Ulta Beauty, Inc.*	773	218,079

		2,593,995

Textiles, Apparel & Luxury Goods (1.5%)
Columbia Sportswear Co.	399	37,135
Deckers Outdoor Corp.*	370	43,874
Hanesbrands, Inc.(x)	4,772	87,948
Michael Kors Holdings Ltd.*	2,006	137,531
NIKE, Inc., Class B	17,162	1,453,965
PVH Corp.	1,027	148,299
Under Armour, Inc., Class A(x)*	2,507	53,199
Under Armour, Inc., Class C*	2,546	49,545
VF Corp.	4,487	419,310
Wolverine World Wide, Inc.	1,226	47,875

		2,478,681

Total Consumer Discretionary		15,607,772

Consumer Staples (6.8%)
Beverages (1.5%)
Coca-Cola Co. (The)	54,092	2,498,510

Food & Staples Retailing (0.3%)
Sysco Corp.	6,613	484,402
United Natural Foods, Inc.*	686	20,546

		504,948

Food Products (2.0%)
Archer-Daniels-Midland Co.	7,463	375,165
Bunge Ltd.	1,897	130,343
Campbell Soup Co.(x)	2,450	89,744
Darling Ingredients, Inc.*	2,231	43,103
General Mills, Inc.	7,933	340,484
Hain Celestial Group, Inc. (The)*	1,276	34,605
Hormel Foods Corp.(x)	3,886	153,108
Ingredion, Inc.	970	101,811
JM Smucker Co. (The)	1,513	155,249
Kellogg Co.	3,473	243,180
Kraft Heinz Co. (The)	8,155	449,422

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

1290 VT SOCIALLY RESPONSIBLE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
McCormick & Co., Inc. (Non-Voting)	1,635	$215,411
Mondelez International, Inc., Class A	19,725	847,386

		3,179,011

Household Products (2.7%)
Clorox Co. (The)	1,726	259,608
Colgate-Palmolive Co.	11,082	741,940
Kimberly-Clark Corp.	4,671	530,812
Procter & Gamble Co. (The)	33,641	2,799,940

		4,332,300

Personal Products (0.3%)
Avon Products, Inc.*	6,352	13,974
Estee Lauder Cos., Inc. (The), Class A	3,005	436,687

		450,661

Total Consumer Staples		10,965,430

Energy (4.8%)
Energy Equipment & Services (1.1%)
Baker Hughes a GE Co.	5,536	187,283
Core Laboratories NV(x)	602	69,730
National Oilwell Varco, Inc.	5,075	218,631
Schlumberger Ltd.	18,542	1,129,579
TechnipFMC plc	5,882	183,812

		1,789,035

Oil, Gas & Consumable Fuels (3.7%)
Apache Corp.	5,103	243,260
ConocoPhillips	15,662	1,212,239
Denbury Resources, Inc.*	5,843	36,227
Devon Energy Corp.	6,969	278,342
Energen Corp.*	1,187	102,284
EQT Corp.	3,517	155,557
Hess Corp.	3,731	267,065
Marathon Oil Corp.	11,414	265,718
Marathon Petroleum Corp.	9,227	737,883
Newfield Exploration Co.*	2,700	77,841
Noble Energy, Inc.	6,464	201,612
Occidental Petroleum Corp.	10,252	842,407
ONEOK, Inc.	5,516	373,930
Phillips 66	5,927	668,091
Pioneer Natural Resources Co.	2,282	397,501
QEP Resources, Inc.*	3,260	36,903
Southwestern Energy Co.*	7,581	38,739

		5,935,599

Total Energy		7,724,634

Financials (9.6%)
Banks (2.2%)
Bank of Hawaii Corp.	580	45,768
BB&T Corp.	10,456	507,534
Cathay General Bancorp	1,040	43,098
CIT Group, Inc.(x)	1,536	79,273
Citizens Financial Group, Inc.	6,455	248,969
Comerica, Inc.	2,306	208,001
First Republic Bank	2,172	208,512
Heartland Financial USA, Inc.	384	22,291
International Bancshares Corp.	761	34,245
KeyCorp	14,233	283,094
M&T Bank Corp.	1,852	304,728
Old National Bancorp	1,836	35,435
People’s United Financial, Inc.	4,668	79,916
PNC Financial Services Group, Inc. (The)‡	6,281	855,409
Regions Financial Corp.	15,097	277,030
Signature Bank	732	84,063
SVB Financial Group*	715	222,244
Umpqua Holdings Corp.	2,983	62,047

		3,601,657

Capital Markets (3.7%)
Ameriprise Financial, Inc.	1,943	286,903
Bank of New York Mellon Corp. (The)	13,532	689,997
BlackRock, Inc.‡	1,607	757,427
Charles Schwab Corp. (The)	16,250	798,688
CME Group, Inc.	4,558	775,817
FactSet Research Systems, Inc.	525	117,448
Franklin Resources, Inc.	4,352	132,344
Invesco Ltd.	5,499	125,817
Legg Mason, Inc.	1,130	35,290
Moody’s Corp.	2,300	384,560
Northern Trust Corp.	2,852	291,275
S&P Global, Inc.	3,365	657,487
State Street Corp.	4,893	409,936
T. Rowe Price Group, Inc.	3,243	354,071
TD Ameritrade Holding Corp.	3,798	200,648

		6,017,708

Consumer Finance (0.7%)
Ally Financial, Inc.	5,798	153,357
American Express Co.	9,790	1,042,537

		1,195,894

Diversified Financial Services (0.1%)
Voya Financial, Inc.	2,254	111,956

Insurance (2.8%)
Allstate Corp. (The)	4,708	464,680
Arthur J Gallagher & Co.	2,392	178,060
Chubb Ltd.	6,238	833,646
Hartford Financial Services Group, Inc. (The)	4,799	239,758
Loews Corp.	3,672	184,445
Marsh & McLennan Cos., Inc.	6,795	562,082
Principal Financial Group, Inc.	3,805	222,935
Progressive Corp. (The)	7,792	553,544
Prudential Financial, Inc.	5,635	570,938
Travelers Cos., Inc. (The)	3,621	469,680
Willis Towers Watson plc	1,758	247,773

		4,527,541

Thrifts & Mortgage Finance (0.1%)
New York Community Bancorp, Inc.	6,520	67,612

Total Financials		15,522,368

Health Care (12.6%)
Biotechnology (4.9%)
AbbVie, Inc.	20,289	1,918,934
Amgen, Inc.	8,854	1,835,346
Biogen, Inc.*	2,823	997,394
BioMarin Pharmaceutical, Inc.*	2,348	227,685
Celgene Corp.*	9,698	867,874
Gilead Sciences, Inc.	17,394	1,342,991
TESARO, Inc.(x)*	514	20,051
Vertex Pharmaceuticals, Inc.*	3,408	656,858

		7,867,133

Health Care Equipment & Supplies (1.9%)
ABIOMED, Inc.*	567	255,008
Align Technology, Inc.*	1,021	399,436
Becton Dickinson and Co.	3,574	932,814
Cooper Cos., Inc. (The)	661	183,196
Dentsply Sirona, Inc.	3,071	115,899
Edwards Lifesciences Corp.*	2,828	492,355
Hologic, Inc.*	3,625	148,552
IDEXX Laboratories, Inc.*	1,157	288,857
ResMed, Inc.	1,899	219,031

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

1290 VT SOCIALLY RESPONSIBLE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Varian Medical Systems, Inc.*	1,213	$135,771

		3,170,919

Health Care Providers & Services (2.1%)
AmerisourceBergen Corp.	2,203	203,161
Cardinal Health, Inc.	4,179	225,666
Centene Corp.*	2,747	397,711
Cigna Corp.	3,254	677,645
Envision Healthcare Corp.*	1,636	74,814
HCA Healthcare, Inc.	3,742	520,587
Henry Schein, Inc.*	2,053	174,566
Humana, Inc.	1,841	623,215
Laboratory Corp. of America Holdings*	1,373	238,463
MEDNAX, Inc.*	1,268	59,165
Patterson Cos., Inc.(x)	1,168	28,558
Quest Diagnostics, Inc.	1,802	194,454
Select Medical Holdings Corp.*	1,366	25,134

		3,443,139

Health Care Technology (0.1%)
Cerner Corp.*	4,023	259,121

Life Sciences Tools & Services (0.7%)
Agilent Technologies, Inc.	4,302	303,463
Bio-Techne Corp.	506	103,280
IQVIA Holdings, Inc.*	2,158	279,979
Mettler-Toledo International, Inc.*	338	205,835
Waters Corp.*	1,048	204,025

		1,096,582

Pharmaceuticals (2.9%)
Bristol-Myers Squibb Co.	21,869	1,357,628
Jazz Pharmaceuticals plc*	790	132,823
Merck & Co., Inc.	35,996	2,553,556
Zoetis, Inc.	6,474	592,759

		4,636,766

Total Health Care		20,473,660

Industrials (10.8%)
Aerospace & Defense (0.1%)
Spirit AeroSystems Holdings, Inc., Class A	1,522	139,522
Wesco Aircraft Holdings, Inc.*	602	6,772

		146,294

Air Freight & Logistics (0.9%)
CH Robinson Worldwide, Inc.	1,868	182,914
Echo Global Logistics, Inc.*	383	11,854
Expeditors International of Washington, Inc.	2,341	172,134
United Parcel Service, Inc., Class B	9,225	1,077,019

		1,443,921

Airlines (0.2%)
Delta Air Lines, Inc.	2,337	135,149
Southwest Airlines Co.	1,915	119,592

		254,741

Building Products (0.7%)
Allegion plc	1,284	116,292
AO Smith Corp.	1,915	102,203
Builders FirstSource, Inc.*	1,527	22,416
Fortune Brands Home & Security, Inc.	1,936	101,369
Johnson Controls International plc	12,391	433,685
Lennox International, Inc.(x)	504	110,074
Masco Corp.	4,181	153,025
Owens Corning	1,501	81,459

		1,120,523

Commercial Services & Supplies (0.2%)
ACCO Brands Corp.	1,563	17,662
Copart, Inc.*	2,793	143,923
Deluxe Corp.	615	35,018
Essendant, Inc.	542	6,948
HNI Corp.	599	26,500
Interface, Inc.	834	19,474
Knoll, Inc.	714	16,743
RR Donnelley & Sons Co.	1,015	5,481
Steelcase, Inc., Class A	1,053	19,481
Team, Inc.(x)*	405	9,113
Tetra Tech, Inc.	726	49,586

		349,929

Construction & Engineering (0.1%)
EMCOR Group, Inc.	793	59,562
Granite Construction, Inc.	620	28,334
Quanta Services, Inc.*	1,972	65,826

		153,722

Electrical Equipment (0.6%)
Acuity Brands, Inc.	548	86,145
Eaton Corp. plc	5,856	507,891
Rockwell Automation, Inc.	1,684	315,784
Sensata Technologies Holding plc*	2,276	112,776

		1,022,596

Industrial Conglomerates (1.3%)
3M Co.	7,945	1,674,091
Roper Technologies, Inc.	1,376	407,585

		2,081,676

Machinery (3.4%)
AGCO Corp.	862	52,401
Caterpillar, Inc.	8,000	1,219,920
Cummins, Inc.	2,091	305,432
Deere & Co.	4,122	619,660
Dover Corp.	2,063	182,637
Flowserve Corp.	1,756	96,036
Fortive Corp.(x)	4,008	337,474
Graco, Inc.	2,194	101,670
Illinois Tool Works, Inc.	4,081	575,911
Ingersoll-Rand plc	3,325	340,147
Lincoln Electric Holdings, Inc.(x)	825	77,088
Meritor, Inc.*	1,071	20,734
Middleby Corp. (The)*	748	96,754
PACCAR, Inc.	4,709	321,107
Parker-Hannifin Corp.	1,779	327,211
Snap-on, Inc.	759	139,352
Stanley Black & Decker, Inc.	2,055	300,934
Tennant Co.	227	17,241
Timken Co. (The)	949	47,308
WABCO Holdings, Inc.*	724	85,389
Wabtec Corp.	1,165	122,185
Xylem, Inc.	2,409	192,407

		5,578,998

Professional Services (0.6%)
ASGN, Inc.*	680	53,672
Dun & Bradstreet Corp. (The)	501	71,397
Exponent, Inc.	698	37,413
Heidrick & Struggles International, Inc.	257	8,699
ICF International, Inc.	262	19,768
IHS Markit Ltd.*	5,204	280,808
Kelly Services, Inc., Class A	453	10,885
ManpowerGroup, Inc.	872	74,957
Navigant Consulting, Inc.	564	13,006
Resources Connection, Inc.	406	6,740
Robert Half International, Inc.	1,670	117,535
TransUnion	2,486	182,920
TrueBlue, Inc.*	497	12,947

		890,747

Road & Rail (2.2%)
AMERCO	121	43,155

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

1290 VT SOCIALLY RESPONSIBLE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
ArcBest Corp.	356	$17,284
Avis Budget Group, Inc.(x)*	938	30,147
CSX Corp.	11,123	823,658
Genesee & Wyoming, Inc., Class A*	799	72,701
Hertz Global Holdings, Inc.*	605	9,880
Kansas City Southern	1,369	155,080
Norfolk Southern Corp.	3,779	682,110
Ryder System, Inc.	718	52,464
Union Pacific Corp.	10,374	1,689,198

		3,575,677

Trading Companies & Distributors (0.5%)
Air Lease Corp.	1,328	60,929
Applied Industrial Technologies, Inc.(x)	529	41,394
Fastenal Co.	3,821	221,694
H&E Equipment Services, Inc.	384	14,508
HD Supply Holdings, Inc.*	2,336	99,957
United Rentals, Inc.*	1,122	183,559
WW Grainger, Inc.	636	227,313

		849,354

Total Industrials		17,468,178

Information Technology (24.3%)
Communications Equipment (2.2%)
Cisco Systems, Inc.	62,905	3,060,328
CommScope Holding Co., Inc.*	2,598	79,915
F5 Networks, Inc.*	822	163,923
Motorola Solutions, Inc.	2,167	282,013
Plantronics, Inc.	465	28,040

		3,614,219

Electronic Equipment, Instruments & Components (0.7%)
Cognex Corp.	2,343	130,786
Corning, Inc.	11,125	392,713
Flex Ltd.*	6,953	91,223
Itron, Inc.*	483	31,009
TE Connectivity Ltd.	4,690	412,392
Trimble, Inc.*	3,353	145,721

		1,203,844

IT Services (3.3%)
Accenture plc, Class A	8,603	1,464,231
Automatic Data Processing, Inc.	5,893	887,839
Cognizant Technology Solutions Corp., Class A	7,839	604,779
Convergys Corp.	1,264	30,007
FleetCor Technologies, Inc.*	1,206	274,775
International Business Machines Corp.	12,283	1,857,312
Teradata Corp.*	1,577	59,469
Western Union Co. (The)	6,204	118,248

		5,296,660

Semiconductors & Semiconductor Equipment (5.4%)
Advanced Micro Devices, Inc.*	12,290	379,638
Analog Devices, Inc.	4,969	459,434
Applied Materials, Inc.	13,493	521,504
Intel Corp.	62,353	2,948,673
Lam Research Corp.	2,187	331,768
Microchip Technology, Inc.(x)	3,139	247,699
NVIDIA Corp.	7,715	2,168,069
Skyworks Solutions, Inc.	2,422	219,700
Texas Instruments, Inc.	13,105	1,406,035

		8,682,520

Software (12.1%)
Adobe Systems, Inc.*	6,588	1,778,431
ANSYS, Inc.*	1,118	208,708
Autodesk, Inc.*	2,931	457,558
CA, Inc.	4,197	185,297
Cadence Design Systems, Inc.*	3,793	171,899
Citrix Systems, Inc.*	1,812	201,422
Dell Technologies, Inc., Class V*	2,655	257,854
Fortinet, Inc.*	1,925	177,620
Intuit, Inc.	3,261	741,551
Microsoft Corp.	97,659	11,169,260
Oracle Corp.	40,968	2,112,310
salesforce.com, Inc.*	9,427	1,499,176
Symantec Corp.	8,342	177,518
VMware, Inc., Class A*	980	152,939
Workday, Inc., Class A*	1,941	283,347

		19,574,890

Technology Hardware, Storage & Peripherals (0.6%)
Hewlett Packard Enterprise Co.	20,470	333,866
HP, Inc.	21,975	566,296
Xerox Corp.	2,989	80,643

		980,805

Total Information Technology		39,352,938

Materials (2.7%)
Chemicals (2.0%)
Air Products & Chemicals, Inc.	2,931	489,624
Albemarle Corp.(x)	1,492	148,872
Axalta Coating Systems Ltd.*	2,962	86,372
Ecolab, Inc.	3,473	544,497
HB Fuller Co.	685	35,394
International Flavors & Fragrances, Inc.	1,203	167,361
Minerals Technologies, Inc.	475	32,110
Mosaic Co. (The)	4,904	159,282
PPG Industries, Inc.	3,340	364,494
Praxair, Inc.	3,844	617,846
Sherwin-Williams Co. (The)	1,126	512,566

		3,158,418

Containers & Packaging (0.4%)
Avery Dennison Corp.	1,167	126,444
Ball Corp.	4,419	194,392
Sealed Air Corp.	2,175	87,326
Sonoco Products Co.	1,347	74,759
WestRock Co.	3,404	181,910

		664,831

Metals & Mining (0.3%)
Compass Minerals International, Inc.(x)	458	30,778
Newmont Mining Corp.	7,165	216,383
Nucor Corp.	4,245	269,345
Schnitzer Steel Industries, Inc., Class A	385	10,414

		526,920

Paper & Forest Products (0.0%)
Domtar Corp.	849	44,292

Total Materials		4,394,461

Real Estate (3.8%)
Equity Real Estate Investment Trusts (REITs) (3.6%)
American Tower Corp. (REIT)	5,914	859,304
AvalonBay Communities, Inc. (REIT)	1,856	336,214
Boston Properties, Inc. (REIT)	2,072	255,043
Corporate Office Properties Trust (REIT)	1,347	40,181
Digital Realty Trust, Inc. (REIT)	2,758	310,220
Duke Realty Corp. (REIT)	4,789	135,864
Equinix, Inc. (REIT)	1,064	460,595
Equity Residential (REIT)	4,939	327,258
Federal Realty Investment Trust (REIT)	977	123,561

See Notes to Portfolio of Investments.

4

EQ ADVISORS TRUST

1290 VT SOCIALLY RESPONSIBLE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Forest City Realty Trust, Inc. (REIT), Class A	3,057	$76,700
HCP, Inc. (REIT)	6,306	165,974
Host Hotels & Resorts, Inc. (REIT)	9,928	209,481
Iron Mountain, Inc. (REIT)	3,581	123,616
Liberty Property Trust (REIT)	1,976	83,486
Macerich Co. (The) (REIT)	1,381	76,356
PotlatchDeltic Corp. (REIT)	791	32,392
Prologis, Inc. (REIT)	8,423	570,995
SBA Communications Corp. (REIT)*	1,543	247,852
Simon Property Group, Inc. (REIT)	4,143	732,275
UDR, Inc. (REIT)	3,559	143,890
Vornado Realty Trust (REIT)	2,302	168,046
Weyerhaeuser Co. (REIT)	10,158	327,799

		5,807,102

Real Estate Management & Development (0.2%)
CBRE Group, Inc., Class A*	4,293	189,321
Jones Lang LaSalle, Inc.	615	88,757
Realogy Holdings Corp.(x)	1,724	35,583

		313,661

Total Real Estate		6,120,763

Utilities (1.5%)
Electric Utilities (0.2%)
Alliant Energy Corp.	3,142	133,755
Eversource Energy	4,249	261,059

		394,814

Gas Utilities (0.1%)
New Jersey Resources Corp.	1,172	54,029
Northwest Natural Gas Co.	344	23,014

		77,043

Independent Power and Renewable Electricity Producers (0.1%)
AES Corp.	8,927	124,978
Ormat Technologies, Inc.	507	27,434

		152,412

Multi-Utilities (1.0%)
Avista Corp.	873	44,139
CenterPoint Energy, Inc.	6,582	181,992
CMS Energy Corp.	3,780	185,220
Consolidated Edison, Inc.	4,155	316,569
MDU Resources Group, Inc.	2,513	64,559
NiSource, Inc.	4,798	119,566
Sempra Energy	3,358	381,973
WEC Energy Group, Inc.	4,246	283,463

		1,577,481

Water Utilities (0.1%)
American Water Works Co., Inc.	2,387	209,984

Total Utilities		2,411,734

Total Common Stocks (99.8%) (Cost $106,135,484)		161,560,224

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Repurchase Agreements (1.2%)
Citigroup Global Markets, Inc., 2.44%, dated 9/28/18, due 10/5/18, repurchase price $100,047, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 1.625%-2.250%, maturing 11/30/19-11/15/27; total market value $105,429.(xx)	$100,000	100,000
Deutsche Bank Securities, Inc., 2.26%, dated 9/28/18, due 10/1/18, repurchase price $836,190, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 5/15/19-8/15/47; total market value $852,753.(xx)	836,033	836,033
ING Bank NV, 2.42%, dated 9/28/18, due 10/1/18, repurchase price $100,020, collateralized by various Common Stocks; total market value $111,125.(xx)	100,000	100,000
Natwest Markets Securities, Inc., 2.14%, dated 9/25/18, due 10/2/18, repurchase price $200,048, collateralized by various U.S. Government Treasury Securities, ranging from 1.375%-2.125%, maturing 10/31/20-11/15/26; total market value $204,073.(xx)	200,000	200,000
Natwest Markets Securities, Inc., 2.19%, dated 9/28/18, due 10/5/18, repurchase price $250,106, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-3.375%, maturing 2/15/19-5/15/44; total market value $255,047.(xx)	250,000	250,000
Natwest Markets Securities, Inc., 2.25%, dated 9/28/18, due 10/1/18, repurchase price $150,028, collateralized by various U.S. Government Treasury Securities, ranging from 1.375%-2.875%, maturing 5/31/19-11/15/26; total market value $153,029.(xx)	150,000	150,000
NBC Global Finance Ltd., 2.34%, dated 9/28/18, due 10/1/18, repurchase price $300,059, collateralized by various Common Stocks; total market value $333,797.(xx)	300,000	300,000

Total Repurchase Agreements		1,936,033

Total Short-Term Investments (1.2%) (Cost $1,936,033)		1,936,033

Total Investments in Securities (101.0%) (Cost $108,071,517)		163,496,257
Other Assets Less Liabilities (-1.0%)		(1,662,251)

Net Assets (100%)		$161,834,006

See Notes to Portfolio of Investments.

5

EQ ADVISORS TRUST

1290 VT SOCIALLY RESPONSIBLE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

*	Non-income producing.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

(x)	All or a portion of security is on loan at September 30, 2018.

(xx)

At September 30, 2018, the Portfolio had loaned securities with a total value of $2,001,583. This was secured by cash collateral of $1,936,033 which was subsequently invested in joint repurchase agreements with a total value of $1,936,033, for which the Portfolio has a proportionate interest as reported in the Portfolio of Investments as Repurchase Agreements, and $178,157 collateralized by various U.S. Government Treasury Securities, ranging from 0.000% - 8.750%, maturing 10/4/18-2/15/48.

See Notes to Portfolio of Investments.

6

EQ ADVISORS TRUST

1290 VT SOCIALLY RESPONSIBLE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

Investments in companies which were affiliates for nine months ended September 30, 2018, were as follows:

Security Description	Shares at September 30, 2018	Market Value December 31, 2017 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value September 30, 2018 ($)	Dividend/Interest Income ($)	Capital Gain Distributions ($)
BlackRock, Inc.	1,607	837,861	20,802	(34,651)	6,985	(73,570)	757,427	14,175	—
PNC Financial Services Group, Inc. (The)	6,281	931,392	23,868	(51,306)	8,705	(57,250)	855,409	15,450	—

Total		1,769,253	44,670	(85,957)	15,690	(130,820)	1,612,836	29,625	—

See Notes to Portfolio of Investments.

7

EQ ADVISORS TRUST

1290 VT SOCIALLY RESPONSIBLE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2018:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$21,518,286	$—	$—	$21,518,286
Consumer Discretionary	15,607,772	—	—	15,607,772
Consumer Staples	10,965,430	—	—	10,965,430
Energy	7,724,634	—	—	7,724,634
Financials	15,522,368	—	—	15,522,368
Health Care	20,473,660	—	—	20,473,660
Industrials	17,468,178	—	—	17,468,178
Information Technology	39,352,938	—	—	39,352,938
Materials	4,394,461	—	—	4,394,461
Real Estate	6,120,763	—	—	6,120,763
Utilities	2,411,734	—	—	2,411,734
Short-Term Investments
Repurchase Agreements	—	1,936,033	—	1,936,033

Total Assets	$161,560,224	$1,936,033	$—	$163,496,257

Total Liabilities	$—	$—	$—	$—

Total	$161,560,224	$1,936,033	$—	$163,496,257

There were no transfers between Levels 1, 2 or 3 during the nine months ended September 30, 2018.

As of September 30, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$58,634,121
Aggregate gross unrealized depreciation	(3,150,724)

Net unrealized appreciation	$55,483,397

Federal income tax cost of investments in securities and derivative instruments, if applicable	$108,012,860

See Notes to Portfolio of Investments.

8

EQ ADVISORS TRUST

AXA GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Argentina (0.0%)
Grupo Financiero Galicia SA (ADR)	34,229	$870,444

Australia (2.2%)
AGL Energy Ltd.	28,685	404,332
Alumina Ltd.	112,988	226,235
Amcor Ltd.	50,979	504,110
AMP Ltd.	126,888	292,590
APA Group	53,426	385,417
Aristocrat Leisure Ltd.	25,605	526,384
ASX Ltd.	8,414	387,184
Aurizon Holdings Ltd.	86,208	256,116
AusNet Services	94,941	111,521
Australia & New Zealand Banking Group Ltd.	128,955	2,626,802
Bank of Queensland Ltd.	18,638	148,467
Bendigo & Adelaide Bank Ltd.	19,995	155,374
BHP Billiton Ltd.	143,095	3,581,996
BHP Billiton plc	94,102	2,049,769
BlueScope Steel Ltd.	23,279	285,726
Boral Ltd.(x)	54,112	270,284
Brambles Ltd.	71,185	560,871
Caltex Australia Ltd.	12,038	260,180
Challenger Ltd.	24,714	200,083
CIMIC Group Ltd.	4,334	160,902
Coca-Cola Amatil Ltd.	21,916	154,618
Cochlear Ltd.	2,445	354,605
Commonwealth Bank of Australia(x)	78,409	4,047,372
Computershare Ltd.	21,194	305,636
Crown Resorts Ltd.	18,576	183,825
CSL Ltd.	20,156	2,930,125
Dexus (REIT)	46,429	354,406
Domino’s Pizza Enterprises Ltd.(x)	2,423	93,178
Flight Centre Travel Group Ltd.	2,751	105,712
Fortescue Metals Group Ltd.	71,195	201,736
Goodman Group (REIT)	71,378	534,530
GPT Group (The) (REIT)	76,560	288,329
Harvey Norman Holdings Ltd.(x)	22,630	57,580
Healthscope Ltd.	76,194	115,661
Incitec Pivot Ltd.	75,376	216,852
Insurance Australia Group Ltd.	106,488	563,456
LendLease Group	26,590	377,877
Macquarie Group Ltd.	14,407	1,312,593
Medibank Pvt Ltd.	128,820	270,972
Mirvac Group (REIT)	170,060	296,256
National Australia Bank Ltd.	121,320	2,438,830
Newcrest Mining Ltd.	33,854	474,989
Oil Search Ltd.	60,068	392,084
Orica Ltd.	17,934	220,770
Origin Energy Ltd.*	77,147	460,625
QBE Insurance Group Ltd.	62,701	503,996
Ramsay Health Care Ltd.	6,034	239,587
REA Group Ltd.	2,216	137,646
Rio Tinto Ltd.	18,375	1,046,119
Rio Tinto plc	52,914	2,675,963
Santos Ltd.	76,566	401,810
Scentre Group (REIT)	233,536	670,182
SEEK Ltd.	15,921	238,916
Sonic Healthcare Ltd.	18,677	336,302
South32 Ltd.	227,253	643,938
Stockland (REIT)	105,963	317,871
Suncorp Group Ltd.	59,501	621,929
Sydney Airport	46,082	229,508
Tabcorp Holdings Ltd.	85,875	302,304
Telstra Corp. Ltd.	184,775	426,071
TPG Telecom Ltd.(x)	16,154	99,721
Transurban Group	115,328	935,354
Treasury Wine Estates Ltd.	31,707	400,860
Vicinity Centres (REIT)	141,538	268,054
Wesfarmers Ltd.	50,518	1,820,369
Westpac Banking Corp.(x)	152,526	3,079,378
Woodside Petroleum Ltd.	41,710	1,163,190
Woolworths Group Ltd.	58,805	1,193,602

		47,899,630

Austria (0.2%)
ANDRITZ AG	3,041	177,420
Erste Group Bank AG*	68,989	2,865,966
OMV AG	6,801	382,102
Raiffeisen Bank International AG	6,440	185,434
voestalpine AG	5,334	244,006

		3,854,928

Belgium (0.3%)
Ageas	8,219	441,921
Anheuser-Busch InBev SA/NV	33,949	2,964,908
Colruyt SA(x)	2,823	159,785
Groupe Bruxelles Lambert SA	3,426	359,192
KBC Group NV	11,190	832,797
Proximus SADP	6,409	153,139
Solvay SA	3,332	446,825
Telenet Group Holding NV*	2,466	135,771
UCB SA	5,836	524,454
Umicore SA	9,246	517,108

		6,535,900

Brazil (1.0%)
Ambev SA (Preference)(q)	998,811	4,550,674
B3 SA - Brasil Bolsa Balcao*	471,465	2,731,743
Banco Bradesco SA (Preference)(q)*	556,124	3,935,577
Itau Unibanco Holding SA (Preference)(q)	439,433	4,801,768
Petroleo Brasileiro SA*	379,192	2,283,480
Petroleo Brasileiro SA (Preference)(q)*	519,050	2,711,853

		21,015,095

Chile (0.3%)
Antofagasta plc	16,451	183,331
Banco Santander Chile	21,533,664	1,722,798
Banco Santander Chile (ADR)	6,740	215,545
SACI Falabella	511,042	4,159,279

		6,280,953

China (3.7%)
AAC Technologies Holdings, Inc.(x)	70,500	732,166
Alibaba Group Holding Ltd. (ADR)*	48,412	7,976,361
Anhui Conch Cement Co. Ltd., Class H	372,500	2,248,319
Baidu, Inc. (ADR)*	21,800	4,985,224
Bank of China Ltd., Class H	12,347,000	5,488,712
BOC Hong Kong Holdings Ltd.	167,500	795,953
Brilliance China Automotive Holdings Ltd.(x)	626,000	1,012,367
China Construction Bank Corp., Class H	6,717,420	5,869,328
China Mengniu Dairy Co. Ltd.*	834,000	2,775,259
China Mobile Ltd.	368,500	3,631,643
China Overseas Land & Investment Ltd.	456,000	1,427,121
China Pacific Insurance Group Co. Ltd., Class H	952,600	3,674,915
China Resources Land Ltd.	236,000	826,023
China Unicom Hong Kong Ltd.	1,232,000	1,451,013
CSPC Pharmaceutical Group Ltd.	1,012,000	2,148,529
Industrial & Commercial Bank of China Ltd., Class H	3,372,000	2,463,845
JD.com, Inc. (ADR)*	147,786	3,855,737
Minth Group Ltd.	34,000	140,285

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

AXA GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
New Oriental Education & Technology Group, Inc. (ADR)*	27,694	$2,049,633
PetroChina Co. Ltd., Class H	3,008,000	2,436,110
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	250,300	625,402
Shenzhou International Group Holdings Ltd.	280,000	3,591,051
Sinopharm Group Co. Ltd., Class H	180,000	880,645
Sogou, Inc. (ADR)(x)*	87,466	649,872
TAL Education Group (ADR)*	38,422	987,830
Tencent Holdings Ltd.	393,700	16,254,235
Yangzijiang Shipbuilding Holdings Ltd.	100,497	91,157

		79,068,735

Colombia (0.0%)
Millicom International Cellular SA (SDR)	2,981	171,231

Denmark (0.6%)
AP Moller - Maersk A/S, Class A	173	226,926
AP Moller - Maersk A/S, Class B	281	394,623
Carlsberg A/S, Class B	4,663	559,307
Chr Hansen Holding A/S	4,392	445,840
Coloplast A/S, Class B	5,215	533,281
Danske Bank A/S	32,230	846,534
DSV A/S	8,246	749,765
FLSmidth & Co. A/S	33,032	2,055,596
Genmab A/S*	2,760	434,009
H Lundbeck A/S	3,457	213,516
ISS A/S	6,972	245,321
Novo Nordisk A/S, Class B	80,953	3,811,392
Novozymes A/S, Class B	9,467	519,713
Orsted A/S(m)	8,428	572,504
Pandora A/S	5,118	319,611
Tryg A/S	5,020	124,974
Vestas Wind Systems A/S	8,924	603,557
William Demant Holding A/S*	5,021	188,711

		12,845,180

Egypt (0.1%)
Commercial International Bank Egypt SAE	446,529	2,073,918

Finland (0.3%)
Elisa OYJ	6,040	256,176
Fortum OYJ	20,122	504,400
Kone OYJ, Class B	15,166	810,342
Metso OYJ	4,959	175,839
Neste OYJ	5,572	460,619
Nokia OYJ	250,909	1,391,626
Nokian Renkaat OYJ	5,425	222,281
Orion OYJ, Class B	4,169	157,894
Sampo OYJ, Class A	19,752	1,022,814
Stora Enso OYJ, Class R	25,242	482,837
UPM-Kymmene OYJ	23,842	935,643
Wartsila OYJ Abp	19,908	388,087

		6,808,558

France (4.8%)
Accor SA	8,383	430,397
Aeroports de Paris	1,258	283,211
Air Liquide SA	19,102	2,512,810
Airbus SE(x)	118,482	14,881,622
Alstom SA(x)	7,180	320,866
Amundi SA(m)	2,850	213,562
Arkema SA	3,128	387,509
Atos SE	4,145	493,287
AXA SA‡	83,927	2,255,816
BioMerieux	1,953	162,809
BNP Paribas SA	50,078	3,064,721
Bollore SA	36,559	157,902
Bouygues SA(x)	9,879	427,029
Bureau Veritas SA(x)	12,258	316,381
Capgemini SE	7,145	899,254
Carrefour SA	25,315	484,968
Casino Guichard Perrachon SA(x)	2,494	104,881
Cie de Saint-Gobain	21,851	942,372
Cie Generale des Etablissements Michelin SCA	7,599	908,309
CNP Assurances	7,430	179,088
Covivio (REIT)	1,632	170,061
Credit Agricole SA	51,586	741,846
Danone SA	27,435	2,124,622
Dassault Aviation SA	116	214,683
Dassault Systemes SE	5,894	881,066
Edenred	10,488	399,774
Eiffage SA	3,562	397,685
Electricite de France SA	26,215	460,359
Engie SA	82,545	1,213,799
Essilor International Cie Generale d’Optique SA	9,275	1,372,476
Eurazeo SA	2,184	172,049
Eutelsat Communications SA	7,247	171,312
Faurecia SA	3,201	192,664
Gecina SA (REIT)(x)	2,120	353,953
Getlink	22,042	281,510
Hermes International	1,415	937,431
Icade (REIT)	1,583	146,300
Iliad SA(x)	1,231	160,791
Imerys SA	1,613	119,108
Ingenico Group SA	2,612	198,457
Ipsen SA	1,556	261,595
JCDecaux SA	3,295	120,508
Kering SA	15,092	8,090,169
Klepierre SA (REIT)	9,585	339,758
Legrand SA	11,881	866,015
L’Oreal SA	11,264	2,716,315
LVMH Moet Hennessy Louis Vuitton SE	42,172	14,914,373
Natixis SA	40,344	273,741
Orange SA	88,888	1,417,499
Pernod Ricard SA	9,461	1,552,137
Peugeot SA	26,478	714,143
Publicis Groupe SA	9,040	540,329
Remy Cointreau SA(x)	1,009	131,442
Renault SA	8,399	726,499
Rexel SA	14,676	220,407
Safran SA	14,864	2,083,022
Sanofi	50,083	4,451,877
Schneider Electric SE	24,334	1,957,932
SCOR SE	7,131	331,178
SEB SA	971	165,274
Societe BIC SA	1,232	112,788
Societe Generale SA	107,005	4,593,085
Sodexo SA	3,934	417,202
Suez(x)	16,031	227,821
Teleperformance	2,498	471,299
Thales SA	4,612	655,155
TOTAL SA	106,604	6,911,460
Ubisoft Entertainment SA*	3,440	373,121
Unibail-Rodamco-Westfield (REIT)	6,161	1,239,082
Valeo SA	10,731	465,975
Veolia Environnement SA	23,845	475,909
Vinci SA	22,583	2,150,564
Vivendi SA	46,338	1,192,762
Wendel SA	1,252	186,356

		101,483,532

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

AXA GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Germany (4.3%)
1&1 Drillisch AG	2,500	$121,620
adidas AG	21,564	5,280,278
Allianz SE (Registered)	45,750	10,198,663
Axel Springer SE	2,442	164,305
BASF SE	40,922	3,637,081
Bayer AG (Registered)	74,175	6,589,109
Bayerische Motoren Werke AG	14,752	1,331,002
Bayerische Motoren Werke AG (Preference)(q)	63,819	5,016,370
Beiersdorf AG	4,346	490,363
Brenntag AG	6,908	426,372
Commerzbank AG*	46,230	481,736
Continental AG	4,917	856,047
Covestro AG(m)	8,571	695,202
Daimler AG (Registered)	40,516	2,556,684
Delivery Hero SE(m)*	4,051	194,815
Deutsche Bank AG (Registered)	87,540	998,901
Deutsche Boerse AG	8,599	1,152,138
Deutsche Lufthansa AG (Registered)	11,087	272,383
Deutsche Post AG (Registered)	43,987	1,568,394
Deutsche Telekom AG (Registered)*	148,501	2,394,011
Deutsche Wohnen SE	15,627	749,699
E.ON SE	96,780	986,577
Evonik Industries AG	7,679	275,049
Fraport AG Frankfurt Airport Services Worldwide	1,956	172,824
Fresenius Medical Care AG & Co. KGaA	9,458	972,716
Fresenius SE & Co. KGaA	18,542	1,361,443
FUCHS PETROLUB SE (Preference)(q)	2,900	162,022
GEA Group AG	8,016	285,538
Hannover Rueck SE	2,616	369,640
HeidelbergCement AG	6,625	517,822
Henkel AG & Co. KGaA	4,782	507,743
Henkel AG & Co. KGaA (Preference)(q)	7,938	931,319
HOCHTIEF AG	876	145,239
HUGO BOSS AG	2,629	202,435
Infineon Technologies AG	50,634	1,150,493
Innogy SE*	6,386	270,999
K+S AG (Registered)	9,298	195,182
KION Group AG	3,009	184,951
LANXESS AG	3,805	278,675
Linde AG	22,508	5,323,274
MAN SE	1,524	165,708
Merck KGaA	5,639	582,697
METRO AG	8,456	132,541
MTU Aero Engines AG	2,358	531,398
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	6,663	1,475,657
OSRAM Licht AG	4,536	180,431
Porsche Automobil Holding SE (Preference)(q)	7,073	476,302
ProSiebenSat.1 Media SE	10,422	270,687
Puma SE	1,537	758,427
RWE AG	23,405	577,455
SAP SE	107,461	13,225,365
Sartorius AG (Preference)(q)	1,566	254,185
Schaeffler AG (Preference)(q)	6,382	81,582
Siemens AG (Registered)	62,109	7,956,800
Siemens Healthineers AG(m)*	6,619	291,069
Symrise AG	5,603	511,452
Telefonica Deutschland Holding AG	31,953	135,078
thyssenkrupp AG	18,937	477,993
TUI AG	19,683	377,896
Uniper SE	8,394	258,363
United Internet AG (Registered)	5,197	245,885
Volkswagen AG	1,514	263,850
Volkswagen AG (Preference)(q)	8,269	1,455,470
Vonovia SE	21,633	1,056,923
Wirecard AG	5,230	1,133,697
Zalando SE(m)*	4,675	181,889

		92,527,914

Hong Kong (1.1%)
AIA Group Ltd.	538,000	4,803,848
ASM Pacific Technology Ltd.	14,200	144,569
Bank of East Asia Ltd. (The)	60,000	223,802
CK Asset Holdings Ltd.	116,264	872,535
CK Hutchison Holdings Ltd.	120,264	1,385,709
CK Infrastructure Holdings Ltd.	28,000	221,758
CLP Holdings Ltd.	74,500	872,205
Dairy Farm International Holdings Ltd.	14,900	134,100
Galaxy Entertainment Group Ltd.	104,000	659,603
Hang Lung Group Ltd.	44,000	116,908
Hang Lung Properties Ltd.	86,000	168,081
Hang Seng Bank Ltd.	33,400	907,067
Henderson Land Development Co. Ltd.	56,795	285,486
HK Electric Investments & HK Electric Investments Ltd.(m)(x)	100,000	100,915
HKT Trust & HKT Ltd.	179,260	246,391
Hong Kong & China Gas Co. Ltd.	411,576	817,016
Hong Kong Exchanges & Clearing Ltd.	52,428	1,500,172
Hongkong Land Holdings Ltd.	52,600	347,160
Hysan Development Co. Ltd.	28,000	141,460
Jardine Matheson Holdings Ltd.	10,000	625,600
Jardine Strategic Holdings Ltd.	10,400	376,376
Kerry Properties Ltd.	30,500	103,441
Li & Fung Ltd.	290,000	64,828
Link REIT (REIT)	96,000	944,873
Melco Resorts & Entertainment Ltd. (ADR)	10,839	229,245
MTR Corp. Ltd.	66,000	347,353
New World Development Co. Ltd.	271,381	370,238
NWS Holdings Ltd.	62,272	123,138
PCCW Ltd.	209,000	121,742
Power Assets Holdings Ltd.	60,000	417,713
Shangri-La Asia Ltd.	52,166	77,566
Sino Biopharmaceutical Ltd.	1,559,000	1,453,780
Sino Land Co. Ltd.	145,001	248,573
Sun Hung Kai Properties Ltd.	71,000	1,033,934
Swire Pacific Ltd., Class A	23,000	251,937
Swire Properties Ltd.	50,000	189,376
Techtronic Industries Co. Ltd.	64,000	408,771
WH Group Ltd.(m)	367,000	258,314
Wharf Holdings Ltd. (The)	51,100	139,037
Wharf Real Estate Investment Co. Ltd.	50,100	323,191
Wheelock & Co. Ltd.	39,000	233,900
Yue Yuen Industrial Holdings Ltd.	35,000	97,243

		22,388,954

Hungary (0.2%)
OTP Bank Nyrt.	107,225	3,973,813

India (1.7%)
Ashok Leyland Ltd.	2,047,986	3,364,811
DLF Ltd.	2,089,039	4,684,416
Eicher Motors Ltd.	6,546	2,183,993
HDFC Bank Ltd. (ADR)	21,000	1,976,100
ICICI Bank Ltd.	351,705	1,482,459

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

AXA GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
ICICI Bank Ltd. (ADR)	557,796	$4,735,688
IndusInd Bank Ltd.	112,286	2,617,864
Marico Ltd.	694,002	3,188,541
Maruti Suzuki India Ltd.	32,425	3,286,761
Shree Cement Ltd.	13,411	3,125,148
Tata Consultancy Services Ltd.	73,977	2,228,494
Zee Entertainment Enterprises Ltd.	463,293	2,803,149

		35,677,424

Indonesia (0.5%)
Astra International Tbk. PT	5,227,400	2,578,357
Bank Central Asia Tbk. PT	261,000	422,988
Bank Mandiri Persero Tbk. PT	4,166,300	1,880,238
Bank Rakyat Indonesia Persero Tbk. PT	96,800	20,462
Bumi Serpong Damai Tbk. PT*	11,598,200	898,965
Telekomunikasi Indonesia Persero Tbk. PT	9,504,800	2,321,744
Unilever Indonesia Tbk. PT	769,000	2,426,751

		10,549,505

Ireland (0.2%)
AerCap Holdings NV*	5,790	333,041
AIB Group plc	38,394	196,586
Bank of Ireland Group plc	43,260	331,247
CRH plc	37,434	1,224,780
James Hardie Industries plc (CHDI)	18,549	281,035
Kerry Group plc, Class A	6,951	768,711
Paddy Power Betfair plc	3,655	311,907
Ryanair Holdings plc (ADR)*	1,217	116,881
Smurfit Kappa Group plc	9,923	392,409

		3,956,597

Israel (0.2%)
Azrieli Group Ltd.	2,274	116,782
Bank Hapoalim BM	49,225	360,520
Bank Leumi Le-Israel BM	63,588	419,386
Bezeq The Israeli Telecommunication Corp. Ltd.	95,684	110,036
Check Point Software Technologies Ltd.*	5,608	659,893
Elbit Systems Ltd.	1,188	150,631
Frutarom Industries Ltd.	1,778	184,037
Israel Chemicals Ltd.	31,367	191,441
Mizrahi Tefahot Bank Ltd.	5,038	88,256
Nice Ltd.*	2,668	301,832
Teva Pharmaceutical Industries Ltd. (ADR)	43,098	928,331

		3,511,145

Italy (0.6%)
Assicurazioni Generali SpA	51,589	891,274
Atlantia SpA	22,075	458,011
Brunello Cucinelli SpA	22,184	864,138
Davide Campari-Milano SpA	27,384	233,210
Enel SpA	362,377	1,856,295
Eni SpA	113,344	2,142,680
Ferrari NV	5,571	767,130
Intesa Sanpaolo SpA	663,000	1,694,277
Leonardo SpA	17,395	209,639
Luxottica Group SpA	7,513	510,468
Mediobanca Banca di Credito Finanziario SpA	29,149	291,189
Moncler SpA	7,880	339,431
Pirelli & C SpA(m)*	17,617	147,843
Poste Italiane SpA(m)	22,324	178,377
Prysmian SpA	10,192	237,378
Recordati SpA	4,306	145,785
Snam SpA	103,141	429,789
Telecom Italia SpA*	768,639	447,553
Terna Rete Elettrica Nazionale SpA	59,829	319,606
UniCredit SpA	89,889	1,352,996

		13,517,069

Japan (9.5%)
ABC-Mart, Inc.	1,200	66,749
Acom Co. Ltd.(x)	18,300	73,767
Aeon Co. Ltd.	27,600	664,980
AEON Financial Service Co. Ltd.	5,400	111,831
Aeon Mall Co. Ltd.	5,580	95,865
AGC, Inc.	8,100	336,134
Air Water, Inc.	6,300	115,609
Aisin Seiki Co. Ltd.	7,100	345,564
Ajinomoto Co., Inc.	20,100	345,054
Alfresa Holdings Corp.	8,900	238,127
Alps Electric Co. Ltd.	7,900	200,664
Amada Holdings Co. Ltd.	15,000	160,139
ANA Holdings, Inc.	5,300	185,187
Aozora Bank Ltd.	5,300	189,386
Asahi Group Holdings Ltd.	16,000	693,540
Asahi Kasei Corp.	55,300	838,601
Asics Corp.(x)	8,300	123,748
Astellas Pharma, Inc.	83,800	1,461,817
Bandai Namco Holdings, Inc.	8,600	334,175
Bank of Kyoto Ltd. (The)	2,600	135,698
Benesse Holdings, Inc.	2,700	76,875
Bridgestone Corp.	26,800	1,012,607
Brother Industries Ltd.	9,900	195,525
Calbee, Inc.	3,500	115,209
Canon, Inc.	44,600	1,417,057
Capcom Co. Ltd.	81,900	2,078,135
Casio Computer Co. Ltd.(x)	9,400	153,633
Central Japan Railway Co.(x)	6,500	1,353,547
Chiba Bank Ltd. (The)	26,700	182,355
Chubu Electric Power Co., Inc.	28,200	426,524
Chugai Pharmaceutical Co. Ltd.	10,100	648,917
Chugoku Electric Power Co., Inc. (The)(x)	11,400	146,488
Coca-Cola Bottlers Japan Holdings, Inc.	5,400	144,482
Concordia Financial Group Ltd.	48,200	236,291
Credit Saison Co. Ltd.	7,800	127,208
CyberAgent, Inc.	4,500	239,615
CYBERDYNE, Inc.(x)*	5,000	39,474
Dai Nippon Printing Co. Ltd.	11,400	265,084
Daicel Corp.	10,300	119,662
Daifuku Co. Ltd.	4,700	239,509
Dai-ichi Life Holdings, Inc.	174,100	3,624,657
Daiichi Sankyo Co. Ltd.	25,300	1,096,660
Daikin Industries Ltd.	11,100	1,477,623
Daito Trust Construction Co. Ltd.	3,200	411,618
Daiwa House Industry Co. Ltd.	25,200	746,995
Daiwa House REIT Investment Corp. (REIT)(x)	70	160,121
Daiwa Securities Group, Inc.	73,400	446,524
DeNA Co. Ltd.	5,300	93,620
Denso Corp.	19,200	1,013,737
Dentsu, Inc.	9,386	435,348
Disco Corp.	1,200	200,880
Don Quijote Holdings Co. Ltd.	5,600	283,401
East Japan Railway Co.	13,737	1,276,131
Eisai Co. Ltd.	11,100	1,080,496
Electric Power Development Co. Ltd.	6,700	185,456
FamilyMart UNY Holdings Co. Ltd.	2,700	281,121
FANUC Corp.	25,918	4,886,143
Fast Retailing Co. Ltd.	2,600	1,325,400
Fuji Electric Co. Ltd.	4,600	184,211
FUJIFILM Holdings Corp.	17,000	765,314
Fujitsu Ltd.	8,500	605,668

See Notes to Portfolio of Investments.

4

EQ ADVISORS TRUST

AXA GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Fukuoka Financial Group, Inc.	6,000	$165,024
Hakuhodo DY Holdings, Inc.	11,400	199,967
Hamamatsu Photonics KK	5,800	230,989
Hankyu Hanshin Holdings, Inc.	10,300	365,332
Hikari Tsushin, Inc.	1,000	197,676
Hino Motors Ltd.	12,300	134,670
Hirose Electric Co. Ltd.	1,449	158,393
Hisamitsu Pharmaceutical Co., Inc.	2,700	206,979
Hitachi Chemical Co. Ltd.	5,400	109,930
Hitachi Construction Machinery Co. Ltd.	4,900	163,880
Hitachi High-Technologies Corp.	2,700	93,034
Hitachi Ltd.	42,440	1,441,810
Hitachi Metals Ltd.	10,000	123,834
Honda Motor Co. Ltd.	72,600	2,197,425
Hoshizaki Corp.	2,600	269,108
Hoya Corp.	17,000	1,009,945
Hulic Co. Ltd.	12,300	120,705
Idemitsu Kosan Co. Ltd.	6,000	317,374
IHI Corp.	6,299	238,666
Iida Group Holdings Co. Ltd.	7,400	131,626
Inpex Corp.	45,800	571,190
Isetan Mitsukoshi Holdings Ltd.	15,700	192,761
Isuzu Motors Ltd.	25,400	400,382
ITOCHU Corp.	63,000	1,153,318
J Front Retailing Co. Ltd.	11,100	172,235
Japan Airlines Co. Ltd.	4,688	168,507
Japan Airport Terminal Co. Ltd.(x)	2,200	100,106
Japan Exchange Group, Inc.	22,300	388,611
Japan Post Bank Co. Ltd.(x)	17,900	211,580
Japan Post Holdings Co. Ltd.	70,600	840,092
Japan Prime Realty Investment Corp. (REIT)	32	114,064
Japan Real Estate Investment Corp. (REIT)	60	314,733
Japan Retail Fund Investment Corp. (REIT)	110	199,534
Japan Tobacco, Inc.	49,000	1,279,123
JFE Holdings, Inc.	22,500	516,260
JGC Corp.	9,200	211,012
JSR Corp.	7,700	143,740
JTEKT Corp.	10,200	149,292
JXTG Holdings, Inc.	145,033	1,095,598
Kajima Corp.	19,000	276,087
Kakaku.com, Inc.	5,800	113,427
Kamigumi Co. Ltd.	5,000	110,192
Kaneka Corp.	2,400	110,896
Kansai Electric Power Co., Inc. (The)	30,600	461,343
Kansai Paint Co. Ltd.(x)	7,300	134,538
Kao Corp.	22,100	1,784,416
Kawasaki Heavy Industries Ltd.	6,200	174,890
KDDI Corp.	79,000	2,182,547
Keihan Holdings Co. Ltd.	4,700	179,528
Keikyu Corp.	9,499	173,142
Keio Corp.	4,400	240,873
Keisei Electric Railway Co. Ltd.	5,399	190,072
Keyence Corp.	13,136	7,628,175
Kikkoman Corp.(x)	6,500	386,728
Kintetsu Group Holdings Co. Ltd.	7,400	297,641
Kirin Holdings Co. Ltd.	36,200	927,462
Kobayashi Pharmaceutical Co. Ltd.	2,200	161,873
Kobe Steel Ltd.	15,700	139,562
Koito Manufacturing Co. Ltd.	4,700	308,590
Komatsu Ltd.	41,100	1,250,146
Konami Holdings Corp.	4,300	168,412
Konica Minolta, Inc.	19,700	209,449
Kose Corp.	1,400	266,766
Kubota Corp.	43,500	739,293
Kuraray Co. Ltd.	15,200	228,495
Kurita Water Industries Ltd.	3,900	113,616
Kyocera Corp.	14,000	840,345
Kyowa Hakko Kirin Co. Ltd.	12,100	226,729
Kyushu Electric Power Co., Inc.(x)	17,700	213,578
Kyushu Railway Co.	7,700	234,483
Lawson, Inc.	2,000	121,810
LINE Corp.(x)*	3,200	135,187
Lion Corp.	10,000	222,144
LIXIL Group Corp.	12,600	242,640
M3, Inc.	18,600	422,028
Mabuchi Motor Co. Ltd.	2,400	96,849
Makita Corp.	9,900	495,784
Marubeni Corp.	68,900	630,664
Marui Group Co. Ltd.(x)	8,800	217,173
Maruichi Steel Tube Ltd.	2,300	75,000
Mazda Motor Corp.	25,560	306,846
McDonald’s Holdings Co. Japan Ltd.	2,710	119,019
Mebuki Financial Group, Inc.	36,300	125,558
Medipal Holdings Corp.	7,800	162,769
Meiji Holdings Co. Ltd.	5,444	365,585
Minebea Mitsumi, Inc.	124,000	2,248,196
MISUMI Group, Inc.	12,400	320,859
Mitsubishi Chemical Holdings Corp.	56,400	539,826
Mitsubishi Corp.	60,200	1,854,957
Mitsubishi Electric Corp.	80,400	1,101,413
Mitsubishi Estate Co. Ltd.	52,100	885,911
Mitsubishi Gas Chemical Co., Inc.	7,300	155,419
Mitsubishi Heavy Industries Ltd.(x)	13,900	536,695
Mitsubishi Materials Corp.(x)	4,200	125,497
Mitsubishi Motors Corp.	27,800	196,230
Mitsubishi Tanabe Pharma Corp.	10,200	170,569
Mitsubishi UFJ Financial Group, Inc.	526,400	3,285,251
Mitsubishi UFJ Lease & Finance Co. Ltd.	17,400	102,452
Mitsui & Co. Ltd.	73,700	1,310,604
Mitsui Chemicals, Inc.	8,100	202,536
Mitsui Fudosan Co. Ltd.(x)	40,300	953,764
Mitsui OSK Lines Ltd.	4,999	145,852
Mizuho Financial Group, Inc.	1,074,644	1,874,621
MS&AD Insurance Group Holdings, Inc.	21,107	704,805
Murata Manufacturing Co. Ltd.	47,503	7,301,883
Nabtesco Corp.	4,800	127,583
Nagoya Railroad Co. Ltd.	8,200	203,087
NEC Corp.	12,200	337,159
Nexon Co. Ltd.*	20,200	264,012
NGK Insulators Ltd.	12,300	202,871
NGK Spark Plug Co. Ltd.	7,500	218,491
NH Foods Ltd.	4,000	147,685
Nidec Corp.	64,856	9,329,971
Nikon Corp.	14,500	272,465
Nintendo Co. Ltd.	13,200	4,816,687
Nippon Building Fund, Inc. (REIT)	57	329,599
Nippon Electric Glass Co. Ltd.	4,200	132,151
Nippon Express Co. Ltd.	3,200	210,104
Nippon Paint Holdings Co. Ltd.(x)	6,800	253,758
Nippon Prologis REIT, Inc. (REIT)	74	146,476
Nippon Steel & Sumitomo Metal Corp.	33,291	704,233
Nippon Telegraph & Telephone Corp.	30,818	1,391,991
Nippon Yusen KK	7,400	139,181
Nissan Chemical Corp.(x)	5,900	311,565
Nissan Motor Co. Ltd.	103,400	967,839
Nisshin Seifun Group, Inc.	8,180	179,266
Nissin Foods Holdings Co. Ltd.	2,700	185,592

See Notes to Portfolio of Investments.

5

EQ ADVISORS TRUST

AXA GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Nitori Holdings Co. Ltd.(x)	3,600	$516,300
Nitto Denko Corp.	7,600	569,632
NOK Corp.	3,100	53,231
Nomura Holdings, Inc.	152,400	727,931
Nomura Real Estate Holdings, Inc.	5,800	117,103
Nomura Real Estate Master Fund, Inc. (REIT)	185	252,702
Nomura Research Institute Ltd.	5,018	253,506
NSK Ltd.	17,000	194,807
NTT Data Corp.	27,300	377,952
NTT DOCOMO, Inc.	59,000	1,586,384
Obayashi Corp.	27,600	261,377
Obic Co. Ltd.	2,800	264,918
Odakyu Electric Railway Co. Ltd.	13,300	314,649
Oji Holdings Corp.	37,000	268,659
Olympus Corp.	13,000	507,437
Omron Corp.	65,500	2,767,118
Ono Pharmaceutical Co. Ltd.	16,800	475,374
Oracle Corp. Japan	1,800	145,115
Oriental Land Co. Ltd.	8,800	920,120
ORIX Corp.	58,400	946,777
Osaka Gas Co. Ltd.	17,500	341,313
Otsuka Corp.	4,800	179,123
Otsuka Holdings Co. Ltd.	17,700	892,166
Panasonic Corp.	98,400	1,146,210
Park24 Co. Ltd.	5,500	166,278
Persol Holdings Co. Ltd.	8,400	197,025
Pola Orbis Holdings, Inc.	4,000	146,101
Rakuten, Inc.	40,000	306,566
Recruit Holdings Co. Ltd.	49,100	1,638,683
Renesas Electronics Corp.*	284,700	1,779,062
Resona Holdings, Inc.	92,105	517,432
Ricoh Co. Ltd.	30,200	324,274
Rinnai Corp.	1,400	106,707
Rohm Co. Ltd.	4,200	306,073
Ryohin Keikaku Co. Ltd.	1,200	356,979
Sankyo Co. Ltd.	1,700	66,507
Santen Pharmaceutical Co. Ltd.	16,800	266,298
SBI Holdings, Inc.	10,460	324,976
Secom Co. Ltd.	9,300	758,111
Sega Sammy Holdings, Inc.	8,700	128,256
Seibu Holdings, Inc.	10,100	181,608
Seiko Epson Corp.	12,500	213,211
Sekisui Chemical Co. Ltd.	15,600	287,780
Sekisui House Ltd.	27,700	422,375
Seven & i Holdings Co. Ltd.	33,600	1,496,356
Seven Bank Ltd.(x)	32,000	101,109
SG Holdings Co. Ltd.	4,300	112,666
Sharp Corp.(x)	8,199	166,621
Shimadzu Corp.	9,600	300,792
Shimamura Co. Ltd.	800	75,902
Shimano, Inc.	3,400	547,914
Shimizu Corp.	26,000	237,300
Shin-Etsu Chemical Co. Ltd.	16,200	1,435,073
Shinsei Bank Ltd.	7,200	117,676
Shionogi & Co. Ltd.	12,300	803,689
Shiseido Co. Ltd.	16,900	1,308,776
Shizuoka Bank Ltd. (The)	17,300	155,307
Showa Denko KK	5,900	325,585
Showa Shell Sekiyu KK	7,900	167,359
SMC Corp.	2,500	800,035
SoftBank Group Corp.	36,800	3,714,980
Sohgo Security Services Co. Ltd.	2,800	123,095
Sompo Holdings, Inc.	14,681	625,254
Sony Corp.	56,500	3,463,994
Sony Financial Holdings, Inc.	7,100	156,472
Stanley Electric Co. Ltd.	5,800	198,319
Subaru Corp.	27,200	833,093
SUMCO Corp.	11,100	161,000
Sumitomo Chemical Co. Ltd.	66,000	386,288
Sumitomo Corp.	49,600	827,030
Sumitomo Dainippon Pharma Co. Ltd.	7,600	174,515
Sumitomo Electric Industries Ltd.	34,500	541,093
Sumitomo Heavy Industries Ltd.	4,800	171,308
Sumitomo Metal Mining Co. Ltd.	10,200	357,835
Sumitomo Mitsui Financial Group, Inc.	59,907	2,418,003
Sumitomo Mitsui Trust Holdings, Inc.	15,102	621,519
Sumitomo Realty & Development Co. Ltd.	16,000	574,547
Sumitomo Rubber Industries Ltd.	6,800	102,042
Sundrug Co. Ltd.	3,400	121,343
Suntory Beverage & Food Ltd.	6,400	270,938
Suzuken Co. Ltd.	3,410	161,766
Suzuki Motor Corp.	76,900	4,404,728
Sysmex Corp.	7,500	645,573
T&D Holdings, Inc.	24,800	409,259
Taiheiyo Cement Corp.	5,500	172,571
Taisei Corp.	9,900	451,347
Taisho Pharmaceutical Holdings Co. Ltd.	1,600	195,599
Taiyo Nippon Sanso Corp.	4,800	71,818
Takashimaya Co. Ltd.	7,000	118,227
Takeda Pharmaceutical Co. Ltd.(x)	32,200	1,377,611
TDK Corp.	53,500	5,834,052
Teijin Ltd.	8,300	159,177
Terumo Corp.	13,400	793,716
THK Co. Ltd.	4,900	124,721
Tobu Railway Co. Ltd.	9,000	266,150
Toho Co. Ltd./Tokyo	4,900	153,745
Toho Gas Co. Ltd.	3,000	113,932
Tohoku Electric Power Co., Inc.	18,100	245,645
Tokio Marine Holdings, Inc.	30,000	1,488,382
Tokyo Century Corp.	1,900	118,060
Tokyo Electric Power Co. Holdings, Inc.*	65,700	322,660
Tokyo Electron Ltd.	6,900	947,976
Tokyo Gas Co. Ltd.	17,600	432,565
Tokyo Tatemono Co. Ltd.	7,900	96,369
Tokyu Corp.	21,400	391,385
Tokyu Fudosan Holdings Corp.	23,000	160,324
Toppan Printing Co. Ltd.	10,500	168,654
Toray Industries, Inc.	60,200	452,215
Toshiba Corp.*	28,000	809,541
Tosoh Corp.	10,500	161,723
TOTO Ltd.	6,200	257,287
Toyo Seikan Group Holdings Ltd.	6,300	130,691
Toyo Suisan Kaisha Ltd.	4,100	158,955
Toyoda Gosei Co. Ltd.	3,600	88,875
Toyota Industries Corp.	6,500	384,439
Toyota Motor Corp.	101,774	6,355,277
Toyota Tsusho Corp.	9,500	358,696
Trend Micro, Inc.	5,300	340,988
Tsuruha Holdings, Inc.	1,700	209,321
Unicharm Corp.	18,200	601,968
United Urban Investment Corp. (REIT)	119	186,743
USS Co. Ltd.	9,000	167,057
West Japan Railway Co.	7,500	522,861
Yahoo Japan Corp.	126,900	456,804
Yakult Honsha Co. Ltd.	4,900	401,505
Yamada Denki Co. Ltd.(x)	28,600	144,737
Yamaguchi Financial Group, Inc.	9,900	107,870

See Notes to Portfolio of Investments.

6

EQ ADVISORS TRUST

AXA GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Yamaha Corp.	6,100	$323,200
Yamaha Motor Co. Ltd.	12,100	339,188
Yamato Holdings Co. Ltd.	13,600	417,504
Yamazaki Baking Co. Ltd.	6,000	120,085
Yaskawa Electric Corp.(x)	10,800	320,806
Yokogawa Electric Corp.(x)	10,800	228,414
Yokohama Rubber Co. Ltd. (The)	5,000	107,772
ZOZO, Inc.	8,700	263,404

		202,528,889

Jersey (0.0%)
Randgold Resources Ltd.	4,120	292,665

Luxembourg (0.1%)
ArcelorMittal	29,696	924,025
Eurofins Scientific SE	495	281,038
RTL Group SA	1,651	117,793
SES SA (FDR)	16,644	365,233
Tenaris SA	20,199	338,413

		2,026,502

Macau (0.0%)
MGM China Holdings Ltd.(x)	40,000	63,359
Sands China Ltd.	110,387	499,878
SJM Holdings Ltd.	76,000	70,288
Wynn Macau Ltd.	72,800	167,392

		800,917

Malaysia (0.6%)
Gamuda Bhd.	757,500	615,005
Genting Malaysia Bhd.	2,902,300	3,499,451
IHH Healthcare Bhd.	1,637,000	2,060,836
Malayan Banking Bhd.	1,148,114	2,715,969
Malaysia Airports Holdings Bhd.	943,500	2,029,032
Public Bank Bhd.	17,500	105,715
Sime Darby Plantation Bhd.	1,607,100	2,058,144
Sime Darby Property Bhd.	1,501,000	427,976

		13,512,128

Malta (0.0%)
BGP Holdings plc(r)*	796,081	—

Mexico (1.0%)
Alsea SAB de CV	696,490	2,369,644
America Movil SAB de CV (ADR), Class L	193,014	3,099,805
Fomento Economico Mexicano SAB de CV (ADR)	50,747	5,022,431
Fresnillo plc	10,590	113,378
Grupo Financiero Banorte SAB de CV, Class O	860,224	6,219,317
Wal-Mart de Mexico SAB de CV	1,596,475	4,865,179

		21,689,754

Netherlands (1.4%)
ABN AMRO Group NV (CVA)(m)	18,455	502,467
Aegon NV	79,724	517,245
Akzo Nobel NV	11,263	1,053,214
ASML Holding NV	18,263	3,411,765
EXOR NV	5,053	339,218
Heineken Holding NV	5,314	481,246
Heineken NV	11,549	1,082,908
ING Groep NV	173,378	2,251,345
Koninklijke Ahold Delhaize NV	55,551	1,273,825
Koninklijke DSM NV	7,965	843,766
Koninklijke KPN NV	145,138	382,860
Koninklijke Philips NV	41,922	1,909,706
Koninklijke Vopak NV	2,793	137,625
NN Group NV	13,469	600,975
NXP Semiconductors NV*	15,320	1,309,860
Randstad NV	5,557	296,661
Royal Dutch Shell plc, Class A	204,823	7,038,567
Royal Dutch Shell plc, Class B	166,878	5,848,811
uniQure NV*	21,850	795,122
Wolters Kluwer NV	12,935	806,176

		30,883,362

New Zealand (0.1%)
a2 Milk Co. Ltd.*	32,218	240,465
Auckland International Airport Ltd.	44,040	213,101
Fisher & Paykel Healthcare Corp. Ltd.	23,904	238,464
Fletcher Building Ltd.*	39,517	171,308
Meridian Energy Ltd.	60,540	131,823
Ryman Healthcare Ltd.	19,549	181,413
Spark New Zealand Ltd.	84,323	226,368

		1,402,942

Norway (0.2%)
Aker BP ASA	4,758	201,925
DNB ASA	43,542	916,181
Equinor ASA	52,487	1,480,051
Gjensidige Forsikring ASA	9,152	154,281
Marine Harvest ASA	18,967	439,407
Norsk Hydro ASA	59,573	357,639
Orkla ASA	34,419	290,788
Schibsted ASA, Class B	3,916	135,686
Telenor ASA	33,609	657,004
Yara International ASA	7,813	383,702

		5,016,664

Pakistan (0.0%)
United Bank Ltd. (GDR)(m)(r)	97,668	472,374

Peru (0.1%)
Credicorp Ltd.	13,357	2,979,680

Philippines (0.4%)
Ayala Corp.	87,915	1,509,997
Ayala Land, Inc.	1,853,100	1,373,619
Metropolitan Bank & Trust Co.	1,695,209	2,102,147
SM Investments Corp.	175,997	2,944,684

		7,930,447

Poland (0.5%)
CCC SA	31,886	1,902,712
LPP SA	1,056	2,470,435
Powszechna Kasa Oszczednosci Bank Polski SA	348,139	4,050,983
Santander Bank Polska SA	30,941	3,152,175

		11,576,305

Portugal (0.2%)
EDP - Energias de Portugal SA	118,211	436,177
Galp Energia SGPS SA	21,329	423,217
Jeronimo Martins SGPS SA	241,972	3,563,744

		4,423,138

Russia (0.7%)
LUKOIL PJSC (ADR)	45,861	3,505,615
MMC Norilsk Nickel PJSC (ADR)	147,642	2,537,966
MMC Norilsk Nickel PJSC (ADR)	9,138	157,082
Sberbank of Russia PJSC (ADR)	181,802	2,286,160
Sberbank of Russia PJSC (ADR)	143,409	1,803,368
X5 Retail Group NV (GDR)(m)	99,662	2,252,361
Yandex NV, Class A*	51,176	1,683,179

		14,225,731

Singapore (0.4%)
Ascendas REIT (REIT)	111,486	215,298
CapitaLand Commercial Trust (REIT)	121,613	158,349
CapitaLand Ltd.	117,700	290,150
CapitaLand Mall Trust (REIT)	105,400	171,163
City Developments Ltd.	20,600	137,278
ComfortDelGro Corp. Ltd.	106,900	190,020
DBS Group Holdings Ltd.	79,300	1,513,432
Genting Singapore Ltd.	279,857	216,999
Golden Agri-Resources Ltd.	370,225	67,705

See Notes to Portfolio of Investments.

7

EQ ADVISORS TRUST

AXA GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Jardine Cycle & Carriage Ltd.	4,533	$106,076
Keppel Corp. Ltd.	66,900	340,605
Oversea-Chinese Banking Corp. Ltd.	140,078	1,172,226
SATS Ltd.	33,000	126,008
Sembcorp Industries Ltd.	40,400	91,318
Singapore Airlines Ltd.	25,700	183,108
Singapore Exchange Ltd.	36,200	195,160
Singapore Press Holdings Ltd.	63,400	133,103
Singapore Technologies Engineering Ltd.	63,200	164,582
Singapore Telecommunications Ltd.	363,800	862,230
Suntec REIT (REIT)	96,600	136,380
United Overseas Bank Ltd.	59,067	1,170,063
UOL Group Ltd.	20,143	101,522
Venture Corp. Ltd.	12,000	154,757
Wilmar International Ltd.	77,800	183,253

		8,080,785

South Africa (0.9%)
Anglo American plc	46,396	1,041,942
AVI Ltd.	326,457	2,453,752
Bidvest Group Ltd. (The)	236,867	3,098,764
Capitec Bank Holdings Ltd.	37,809	2,738,477
Clicks Group Ltd.	168,061	2,079,779
Imperial Holdings Ltd.	50,026	619,079
Investec plc	31,322	220,292
Mediclinic International plc	15,535	86,865
Nedbank Group Ltd.	15,275	285,846
Reunert Ltd.	424,889	2,283,502
Sanlam Ltd.	599,646	3,354,583

		18,262,881

South Korea (1.1%)
BGF retail Co. Ltd.	1,024	189,707
CJ Corp.	3,599	438,012
GS Retail Co. Ltd.	8,652	300,295
Hanssem Co. Ltd.	4,857	335,403
Hugel, Inc.*	2,351	906,701
Hyundai Motor Co.	3,686	430,324
KB Financial Group, Inc.	24,992	1,221,155
LG Household & Health Care Ltd.	1,504	1,730,091
NAVER Corp.	3,593	2,319,214
Samsung Electronics Co. Ltd.	257,940	10,801,274
Samsung Electronics Co. Ltd. (Preference)(q)	35,167	1,199,974
Shinhan Financial Group Co. Ltd.	31,919	1,294,888
SK Hynix, Inc.	24,556	1,618,250
S-Oil Corp.	5,623	694,479

		23,479,767

Spain (1.2%)
ACS Actividades de Construccion y Servicios SA(x)	11,588	493,502
Aena SME SA(m)	2,927	508,060
Amadeus IT Group SA	19,552	1,816,522
Banco Bilbao Vizcaya Argentaria SA	515,738	3,287,399
Banco de Sabadell SA	258,163	401,352
Banco Santander SA	718,939	3,618,946
Bankia SA	54,980	215,569
Bankinter SA	31,041	285,871
CaixaBank SA	158,553	724,938
Enagas SA	10,312	278,366
Endesa SA	14,802	319,829
Ferrovial SA	20,950	434,670
Grifols SA	13,533	381,185
Iberdrola SA	265,549	1,954,105
Industria de Diseno Textil SA	208,088	6,308,191
Mapfre SA	48,340	151,650
Naturgy Energy Group SA	15,817	431,745
Red Electrica Corp. SA	18,520	387,908
Repsol SA	60,679	1,209,298
Siemens Gamesa Renewable Energy SA*	11,560	146,297
Telefonica SA	208,200	1,648,119

		25,003,522

Sweden (1.0%)
Alfa Laval AB	12,685	343,980
Assa Abloy AB, Class B	228,351	4,590,196
Atlas Copco AB, Class A	30,022	865,454
Atlas Copco AB, Class B	17,364	463,338
Boliden AB	12,783	356,562
Electrolux AB	10,338	227,991
Epiroc AB, Class A*	29,991	335,093
Epiroc AB, Class B*	17,364	178,771
Essity AB, Class B	26,514	666,475
Hennes & Mauritz AB, Class B	39,817	735,822
Hexagon AB, Class B	11,178	655,280
Husqvarna AB, Class B	17,218	146,657
ICA Gruppen AB	3,901	123,780
Industrivarden AB, Class C	7,121	158,246
Investor AB, Class B	20,507	947,659
Kinnevik AB, Class B	9,984	302,304
L E Lundbergforetagen AB, Class B	3,842	129,516
Lundin Petroleum AB	8,825	337,811
Nordea Bank AB	135,333	1,474,937
Sandvik AB	49,216	873,577
Securitas AB, Class B	13,689	238,357
Skandinaviska Enskilda Banken AB, Class A	72,513	809,707
Skanska AB, Class B	15,862	311,532
SKF AB, Class B	17,252	340,385
Svenska Handelsbanken AB, Class A	67,159	848,234
Swedbank AB, Class A	40,484	1,003,514
Swedish Match AB	7,609	389,551
Tele2 AB, Class B	16,993	204,588
Telefonaktiebolaget LM Ericsson, Class B	138,297	1,227,453
Telia Co. AB	125,401	575,969
Volvo AB, Class B	69,773	1,233,357

		21,096,096

Switzerland (3.0%)
ABB Ltd. (Registered)	82,111	1,940,243
Adecco Group AG (Registered)	7,082	371,924
Baloise Holding AG (Registered)	2,093	319,260
Barry Callebaut AG (Registered)	107	202,792
Chocoladefabriken Lindt & Spruengli AG	49	343,509
Chocoladefabriken Lindt & Spruengli AG (Registered)	5	410,128
Cie Financiere Richemont SA (Registered)	23,257	1,895,822
Clariant AG (Registered)*	8,613	224,145
Coca-Cola HBC AG*	9,268	315,648
Credit Suisse Group AG (Registered)*	336,690	5,060,299
Dufry AG (Registered)(x)*	1,479	166,753
EMS-Chemie Holding AG (Registered)	373	222,341
Ferguson plc	10,362	879,905
Geberit AG (Registered)	1,648	764,387
Givaudan SA (Registered)	413	1,015,456
Glencore plc*	514,150	2,222,865
Julius Baer Group Ltd.*	9,836	492,201
Kuehne + Nagel International AG (Registered)	2,315	366,805
LafargeHolcim Ltd. (Registered)*	21,632	1,067,934
Lonza Group AG (Registered)*	3,321	1,133,620

See Notes to Portfolio of Investments.

8

EQ ADVISORS TRUST

AXA GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Nestle SA (Registered)	138,661	$11,560,264
Novartis AG (Registered)	96,596	8,307,217
Pargesa Holding SA	1,598	128,390
Partners Group Holding AG	753	597,321
Roche Holding AG	31,302	7,583,096
Schindler Holding AG	1,808	450,618
Schindler Holding AG (Registered)	898	216,677
SGS SA (Registered)	242	637,180
Sika AG (Registered)	5,700	829,967
Sonova Holding AG (Registered)	2,496	496,708
STMicroelectronics NV	30,427	553,578
Straumann Holding AG (Registered)	472	354,938
Swatch Group AG (The)	1,355	538,880
Swatch Group AG (The) (Registered)	2,387	186,066
Swiss Life Holding AG (Registered)*	1,553	588,665
Swiss Prime Site AG (Registered)*	3,384	288,437
Swiss Re AG	14,013	1,293,639
Swisscom AG (Registered)	1,136	515,564
Temenos Group AG (Registered)*	2,652	430,200
UBS Group AG (Registered)*	463,208	7,315,798
Vifor Pharma AG	1,990	345,016
Zurich Insurance Group AG	6,743	2,131,321

		64,765,577

Taiwan (1.1%)
ASE Technology Holding Co. Ltd.	626,282	1,528,118
Cathay Financial Holding Co. Ltd.	295,000	507,238
CTBC Financial Holding Co. Ltd.	1,048,000	789,441
Hon Hai Precision Industry Co. Ltd.	318,600	826,421
Largan Precision Co. Ltd.	11,000	1,309,567
MediaTek, Inc.	189,000	1,525,841
Nanya Technology Corp.	177,000	336,806
Nien Made Enterprise Co. Ltd.	37,000	289,621
President Chain Store Corp.	135,000	1,585,088
Taiwan Cement Corp.	320,000	430,747
Taiwan Semiconductor Manufacturing Co. Ltd.	1,720,133	14,788,423
Vanguard International Semiconductor Corp.	205,000	456,555

		24,373,866

Thailand (0.2%)
Bangkok Dusit Medical Services PCL, Class F	988,900	779,745
Central Pattana PCL	383,300	983,732
CP ALL PCL	471,100	1,005,130
PTT PCL	361,500	606,412

		3,375,019

United Arab Emirates (0.0%)
NMC Health plc	4,579	202,563

United Kingdom (5.2%)
3i Group plc	44,584	546,939
Admiral Group plc	8,561	232,095
Ashtead Group plc	21,537	684,098
Associated British Foods plc	15,672	467,776
AstraZeneca plc	56,434	4,386,149
Auto Trader Group plc(m)	40,665	236,710
Aviva plc	178,303	1,137,599
Babcock International Group plc	13,036	122,846
BAE Systems plc	142,264	1,167,819
Barclays plc	762,181	1,706,508
Barratt Developments plc	46,603	344,409
Berkeley Group Holdings plc	5,428	260,284
BP plc	888,857	6,827,254
British American Tobacco plc	102,193	4,774,495
British Land Co. plc (The) (REIT)	42,105	338,498
BT Group plc	375,756	1,103,430
Bunzl plc	14,885	468,149
Burberry Group plc	18,608	488,711
Centrica plc	255,268	515,378
Circassia Pharmaceuticals plc*	498,911	482,508
CNH Industrial NV	45,902	551,598
Coca-Cola European Partners plc	9,436	429,055
Compass Group plc	70,871	1,575,888
ConvaTec Group plc(m)	58,514	177,245
Croda International plc	6,005	407,156
DCC plc	3,827	347,422
Diageo plc	109,641	3,885,616
Direct Line Insurance Group plc	58,497	246,958
Earthport plc*	1,868,591	201,905
easyJet plc	7,079	121,240
Experian plc	40,910	1,050,712
Farfetch Ltd., Class A(x)*	5,670	154,394
Fiat Chrysler Automobiles NV*	47,365	832,816
G4S plc	69,521	219,285
GlaxoSmithKline plc	220,959	4,425,953
GVC Holdings plc	23,970	286,962
Hammerson plc (REIT)	36,085	214,801
Hargreaves Lansdown plc	12,680	369,381
HSBC Holdings plc	893,304	7,798,698
Imperial Brands plc	42,493	1,479,343
Informa plc	55,034	546,736
InterContinental Hotels Group plc	7,878	490,819
International Consolidated Airlines Group SA (London Stock Exchange)	327,510	2,818,239
International Consolidated Airlines Group SA (Turquoise Stock Exchange)	27,057	232,530
Intertek Group plc	6,924	450,515
ITV plc	168,982	347,666
J Sainsbury plc	82,105	344,376
John Wood Group plc	31,848	320,296
Johnson Matthey plc	8,486	393,980
Kingfisher plc	94,460	317,647
Land Securities Group plc (REIT)	33,716	388,214
Legal & General Group plc	261,567	893,909
Lloyds Banking Group plc	3,212,469	2,481,713
London Stock Exchange Group plc	13,954	834,085
Marks & Spencer Group plc	70,124	263,962
Meggitt plc	35,175	259,678
Melrose Industries plc	213,718	556,842
Merlin Entertainments plc(m)	34,969	182,497
Micro Focus International plc	19,110	356,059
Mondi plc	16,158	443,109
National Grid plc	149,532	1,542,439
Next plc	6,389	457,509
Pearson plc	34,993	405,928
Pentair plc	4,305	186,622
Persimmon plc	13,843	426,716
Prudential plc	360,697	8,271,981
Reckitt Benckiser Group plc	29,822	2,727,119
RELX plc (London Stock Exchange)	46,950	988,905
RELX plc (Turquoise Stock Exchange)*	41,772	877,596
Rolls-Royce Holdings plc*	74,579	959,815
Royal Bank of Scotland Group plc	210,728	686,657
Royal Mail plc	40,904	254,362
RSA Insurance Group plc	44,266	331,754
Sage Group plc (The)	48,790	372,909
Schroders plc	5,408	218,160
Segro plc (REIT)	45,816	380,872
Severn Trent plc	11,139	268,448
Sky plc	45,954	1,035,609
Smith & Nephew plc	38,322	699,035
Smiths Group plc	16,787	327,218

See Notes to Portfolio of Investments.

9

EQ ADVISORS TRUST

AXA GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
SSE plc	45,403	$678,183
St James’s Place plc	22,520	335,793
Standard Chartered plc	125,110	1,037,767
Standard Life Aberdeen plc	120,947	482,228
Taylor Wimpey plc	153,408	343,518
TechnipFMC plc (Aquis Stock Exchange)	94,718	2,980,250
TechnipFMC plc (Turquoise Stock Exchange)	11,273	352,281
Tesco plc	435,900	1,362,429
Travis Perkins plc	11,216	155,765
Unilever NV (CVA)	68,759	3,829,172
Unilever plc	170,906	9,391,514
United Utilities Group plc	28,536	261,845
Vodafone Group plc	1,188,543	2,548,347
Weir Group plc (The)	10,880	250,011
Whitbread plc	8,401	516,505
Wm Morrison Supermarkets plc	102,384	346,162
WPP plc	56,543	828,736

		111,111,115

United States (38.2%)
3M Co.	38,111	8,030,369
Abbott Laboratories	46,289	3,395,761
AbbVie, Inc.	39,956	3,779,039
ABIOMED, Inc.*	1,184	532,504
ACADIA Pharmaceuticals, Inc.(x)*	56,680	1,176,677
Accenture plc, Class A	16,907	2,877,571
Activision Blizzard, Inc.	20,117	1,673,533
Adobe Systems, Inc.*	48,380	13,060,181
Advance Auto Parts, Inc.	1,937	326,055
Advanced Micro Devices, Inc.*	22,636	699,226
AES Corp.	17,136	239,904
Aetna, Inc.	8,631	1,750,798
Affiliated Managers Group, Inc.	1,483	202,756
Aflac, Inc.	20,259	953,591
Agilent Technologies, Inc.	62,251	4,391,186
Air Products & Chemicals, Inc.	5,786	966,551
Akamai Technologies, Inc.*	4,445	325,152
Alaska Air Group, Inc.	3,229	222,349
Albemarle Corp.(x)	2,932	292,555
Alexandria Real Estate Equities, Inc. (REIT)	2,791	351,080
Alexion Pharmaceuticals, Inc.*	5,880	817,379
Align Technology, Inc.*	1,929	754,663
Allegion plc	2,484	224,976
Allergan plc	8,419	1,603,651
Alliance Data Systems Corp.	1,281	302,521
Alliant Energy Corp.	6,253	266,190
Allstate Corp. (The)	9,136	901,723
Alphabet, Inc., Class A*	25,540	30,828,823
Alphabet, Inc., Class C*	8,124	9,695,751
Altria Group, Inc.	49,742	2,999,940
Amazon.com, Inc.*	11,380	22,794,140
Ameren Corp.	6,439	407,074
American Airlines Group, Inc.	10,814	446,943
American Electric Power Co., Inc.	13,007	921,936
American Express Co.	18,630	1,983,909
American International Group, Inc.	23,443	1,248,105
American Tower Corp. (REIT)	11,632	1,690,130
American Water Works Co., Inc.	4,762	418,913
Ameriprise Financial, Inc.	3,743	552,691
AmerisourceBergen Corp.	4,194	386,771
AMETEK, Inc.	6,119	484,135
Amgen, Inc.	17,079	3,540,306
Amphenol Corp., Class A	7,925	745,109
Anadarko Petroleum Corp.	13,512	910,844
Analog Devices, Inc.	9,807	906,755
AnaptysBio, Inc.*	16,620	1,658,177
Andeavor	3,669	563,192
ANSYS, Inc.*	2,274	424,510
Anthem, Inc.	36,705	10,059,005
AO Smith Corp.	3,798	202,699
Aon plc	6,403	984,653
Apache Corp.	10,092	481,086
Apartment Investment & Management Co. (REIT), Class A	4,005	176,741
Apple, Inc.	121,070	27,330,342
Applied Materials, Inc.	25,937	1,002,465
Aptiv plc	6,985	586,042
Archer-Daniels-Midland Co.	14,769	742,438
Arconic, Inc.	11,341	249,615
Arista Networks, Inc.*	1,362	362,101
Arthur J Gallagher & Co.	4,799	357,238
Assurant, Inc.	1,460	157,607
AT&T, Inc.	191,615	6,434,432
Autodesk, Inc.*	5,768	900,443
Automatic Data Processing, Inc.	11,559	1,741,479
AutoZone, Inc.*	698	541,439
AvalonBay Communities, Inc. (REIT)	3,647	660,654
Avery Dennison Corp.	2,349	254,514
Baker Hughes a GE Co.	11,208	379,167
Ball Corp.	9,065	398,769
Bank of America Corp.	245,101	7,220,675
Bank of New York Mellon Corp. (The)	24,274	1,237,731
Baxter International, Inc.	13,110	1,010,650
BB&T Corp.	20,435	991,915
Becton Dickinson and Co.	7,060	1,842,660
Berkshire Hathaway, Inc., Class B*	51,438	11,013,390
Best Buy Co., Inc.	6,414	509,015
Biogen, Inc.*	14,555	5,142,427
BlackRock, Inc.‡	3,243	1,528,523
Bluebird Bio, Inc.*	12,010	1,753,460
Blueprint Medicines Corp.*	25,300	1,974,918
Boeing Co. (The)	14,098	5,243,046
Booking Holdings, Inc.*	1,253	2,485,952
BorgWarner, Inc.	5,511	235,761
Boston Properties, Inc. (REIT)	4,075	501,592
Boston Scientific Corp.*	36,490	1,404,865
Brighthouse Financial, Inc.*	3,347	148,071
Bristol-Myers Squibb Co.	43,059	2,673,103
Broadcom, Inc.	11,390	2,810,255
Broadridge Financial Solutions, Inc.	3,061	403,899
Brown-Forman Corp., Class B	4,320	218,376
CA, Inc.	8,275	365,341
Cabot Oil & Gas Corp.	11,461	258,102
Cadence Design Systems, Inc.*	7,462	338,178
Campbell Soup Co.(x)	5,077	185,971
Capital One Financial Corp.	12,624	1,198,396
Cardinal Health, Inc.	8,076	436,104
CarMax, Inc.*	4,659	347,888
Carnival Corp.	10,641	678,577
Carnival plc	8,252	512,399
Caterpillar, Inc.	15,682	2,391,348
Cboe Global Markets, Inc.	2,950	283,082
CBRE Group, Inc., Class A*	8,338	367,706
CBS Corp. (Non-Voting), Class B	8,932	513,143
Celgene Corp.*	18,559	1,660,845
Centene Corp.*	26,736	3,870,838
CenterPoint Energy, Inc.	12,394	342,694
CenturyLink, Inc.	25,080	531,696
Cerner Corp.*	8,681	559,143
CF Industries Holdings, Inc.	6,261	340,849
CH Robinson Worldwide, Inc.	3,656	357,996

See Notes to Portfolio of Investments.

10

EQ ADVISORS TRUST

AXA GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Charles Schwab Corp. (The)	31,728	$1,559,431
Charter Communications, Inc., Class A*	4,711	1,535,221
Chevron Corp.	50,559	6,182,355
Chipotle Mexican Grill, Inc.*	642	291,802
Chubb Ltd.	12,224	1,633,615
Church & Dwight Co., Inc.	6,475	384,421
Cigna Corp.	6,421	1,337,173
Cimarex Energy Co.	2,516	233,837
Cincinnati Financial Corp.	3,930	301,863
Cintas Corp.	2,271	449,227
Cisco Systems, Inc.	120,619	5,868,114
Citigroup, Inc.	173,597	12,453,849
Citizens Financial Group, Inc.	12,558	484,362
Citrix Systems, Inc.*	3,400	377,944
Clorox Co. (The)	3,380	508,386
CME Group, Inc.	8,987	1,529,677
CMS Energy Corp.	7,474	366,226
Coca-Cola Co. (The)	100,996	4,665,005
Cognizant Technology Solutions Corp., Class A	15,310	1,181,167
Colgate-Palmolive Co.	124,573	8,340,162
Comcast Corp., Class A	120,650	4,272,217
Comerica, Inc.	4,523	407,975
Conagra Brands, Inc.	10,595	359,912
Concho Resources, Inc.*	5,284	807,131
ConocoPhillips	30,663	2,373,316
Consolidated Edison, Inc.	8,209	625,444
Constellation Brands, Inc., Class A	4,429	954,981
Cooper Cos., Inc. (The)	1,297	359,464
Copart, Inc.*	5,382	277,334
Corning, Inc.	21,373	754,467
Costco Wholesale Corp.	11,571	2,717,796
Coty, Inc., Class A	12,271	154,124
Crown Castle International Corp. (REIT)	10,946	1,218,618
CSX Corp.	21,528	1,594,148
Cummins, Inc.	3,964	579,021
CVS Health Corp.	26,863	2,114,655
Danaher Corp.	16,248	1,765,508
Darden Restaurants, Inc.	3,244	360,700
DaVita, Inc.*	3,265	233,872
Deere & Co.	8,488	1,276,001
Delta Air Lines, Inc.	16,600	959,978
Dentsply Sirona, Inc.	5,697	215,005
Devon Energy Corp.	13,425	536,195
Digital Realty Trust, Inc. (REIT)	5,438	611,666
Discover Financial Services	9,041	691,184
Discovery, Inc., Class A*	4,104	131,328
Discovery, Inc., Class C*	9,223	272,816
DISH Network Corp., Class A*	6,045	216,169
Dollar General Corp.	7,006	765,756
Dollar Tree, Inc.*	6,277	511,889
Dominion Energy, Inc.	17,250	1,212,330
Dover Corp.	4,006	354,651
DowDuPont, Inc.	60,882	3,915,321
DR Horton, Inc.	9,038	381,223
DTE Energy Co.	4,796	523,387
Duke Energy Corp.	18,796	1,504,056
Duke Realty Corp. (REIT)	9,427	267,444
DXC Technology Co.	7,419	693,825
E*TRADE Financial Corp.*	6,704	351,223
Eastman Chemical Co.	3,728	356,844
Eaton Corp. plc	11,433	991,584
eBay, Inc.*	24,544	810,443
Ecolab, Inc.	6,708	1,051,680
Edison International	8,597	581,845
Edwards Lifesciences Corp.*	5,525	961,903
Electronic Arts, Inc.*	8,043	969,101
Eli Lilly & Co.	25,221	2,706,466
Emerson Electric Co.	16,583	1,269,926
Entergy Corp.	4,772	387,152
Envision Healthcare Corp.*	3,301	150,955
EOG Resources, Inc.	15,283	1,949,652
EQT Corp.	6,821	301,693
Equifax, Inc.	20,907	2,729,827
Equinix, Inc. (REIT)	2,098	908,203
Equity Residential (REIT)	9,717	643,848
Essex Property Trust, Inc. (REIT)	1,743	430,016
Estee Lauder Cos., Inc. (The), Class A	5,914	859,422
Everest Re Group Ltd.	1,122	256,343
Evergy, Inc.	7,336	402,893
Eversource Energy	8,361	513,700
Exelon Corp.	25,486	1,112,719
Expedia Group, Inc.	3,137	409,316
Expeditors International of Washington, Inc.	4,600	338,238
Express Scripts Holding Co.*	14,835	1,409,473
Extra Space Storage, Inc. (REIT)	3,251	281,667
Exxon Mobil Corp.	111,713	9,497,839
F5 Networks, Inc.*	1,605	320,069
Facebook, Inc., Class A*	110,900	18,238,614
Fastenal Co.	7,571	439,269
Federal Realty Investment Trust (REIT)	1,939	245,225
FedEx Corp.	6,419	1,545,631
Fidelity National Financial, Inc.	63,372	2,493,688
Fidelity National Information Services, Inc.	8,676	946,291
Fifth Third Bancorp	17,582	490,889
FirstEnergy Corp.	12,824	476,668
Fiserv, Inc.*	10,684	880,148
FleetCor Technologies, Inc.*	2,332	531,323
FLIR Systems, Inc.	3,809	234,139
Flowserve Corp.	3,376	184,633
Fluor Corp.	3,886	225,777
FMC Corp.(x)	3,552	309,663
Foot Locker, Inc.	3,190	162,626
Ford Motor Co.	103,298	955,507
Fortive Corp.(x)	8,116	683,367
Fortune Brands Home & Security, Inc.	3,696	193,523
Franklin Resources, Inc.(x)	8,209	249,636
Freeport-McMoRan, Inc.	38,233	532,203
Gap, Inc. (The)	5,949	171,629
Garmin Ltd.	3,114	218,136
Gartner, Inc.*	2,396	379,766
General Dynamics Corp.	7,349	1,504,487
General Electric Co.	229,323	2,589,057
General Mills, Inc.	15,725	674,917
General Motors Co.	34,622	1,165,723
Genuine Parts Co.	3,844	382,094
Gilead Sciences, Inc.	68,390	5,280,392
Global Payments, Inc.	4,174	531,768
GlycoMimetics, Inc.*	67,340	969,696
Goldman Sachs Group, Inc. (The)	30,167	6,764,648
Goodyear Tire & Rubber Co. (The)	6,194	144,878
H&R Block, Inc.	5,255	135,316
Halliburton Co.	23,217	940,985
Hanesbrands, Inc.(x)	9,697	178,716
Harley-Davidson, Inc.	4,589	207,882
Harris Corp.	3,101	524,720

See Notes to Portfolio of Investments.

11

EQ ADVISORS TRUST

AXA GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Hartford Financial Services Group, Inc. (The)	9,403	$469,774
Hasbro, Inc.	3,081	323,875
HCA Healthcare, Inc.	7,122	990,813
HCP, Inc. (REIT)	12,397	326,289
Helmerich & Payne, Inc.	2,875	197,714
Henry Schein, Inc.*	4,040	343,521
Hershey Co. (The)	3,652	372,504
Hess Corp.	6,583	471,211
Hewlett Packard Enterprise Co.	38,831	633,334
Hilton Worldwide Holdings, Inc.	7,868	635,577
HollyFrontier Corp.	4,253	297,285
Hologic, Inc.*	7,180	294,236
Home Depot, Inc. (The)	30,189	6,253,651
Honeywell International, Inc.	19,595	3,260,608
Hormel Foods Corp.(x)	7,068	278,479
Host Hotels & Resorts, Inc. (REIT)	19,570	412,927
HP, Inc.	41,753	1,075,975
Humana, Inc.	3,635	1,230,520
Huntington Bancshares, Inc.	28,806	429,786
Huntington Ingalls Industries, Inc.	1,143	292,699
IDEXX Laboratories, Inc.*	2,285	570,473
IHS Markit Ltd.*	9,413	507,925
Illinois Tool Works, Inc.	8,141	1,148,858
Illumina, Inc.*	3,879	1,423,826
Incyte Corp.*	31,656	2,186,796
Ingersoll-Rand plc	6,473	662,188
Intel Corp.	121,666	5,753,585
Intercontinental Exchange, Inc.	15,131	1,133,161
International Business Machines Corp.	24,084	3,641,742
International Flavors & Fragrances, Inc.	2,086	290,204
International Game Technology plc	97,652	1,928,627
International Paper Co.	10,771	529,395
Interpublic Group of Cos., Inc. (The)	10,115	231,330
Intuit, Inc.	46,870	10,658,238
Intuitive Surgical, Inc.*	3,001	1,722,574
Invesco Ltd.	10,841	248,042
Ionis Pharmaceuticals, Inc.*	31,450	1,622,191
IPG Photonics Corp.*	960	149,827
IQVIA Holdings, Inc.*	4,276	554,768
Iron Mountain, Inc. (REIT)	7,830	270,292
Jacobs Engineering Group, Inc.	3,254	248,931
JB Hunt Transport Services, Inc.	2,283	271,540
Jefferies Financial Services, Inc.	7,445	163,492
JM Smucker Co. (The)	3,001	307,933
Johnson & Johnson	70,787	9,780,640
Johnson Controls International plc	24,405	854,175
JPMorgan Chase & Co.	88,680	10,006,651
Juniper Networks, Inc.	9,226	276,503
Kansas City Southern	2,696	305,403
Kellogg Co.	6,678	467,594
KeyCorp	27,759	552,127
Kimberly-Clark Corp.	9,173	1,042,420
Kimco Realty Corp. (REIT)	11,179	187,136
Kinder Morgan, Inc.	50,077	887,865
KLA-Tencor Corp.	4,120	419,045
Kohl’s Corp.	4,508	336,071
Kraft Heinz Co. (The)	16,407	904,190
Kroger Co. (The)	21,021	611,921
L Brands, Inc.	6,010	182,103
L3 Technologies, Inc.	2,067	439,486
Laboratory Corp. of America Holdings*	2,689	467,026
Lam Research Corp.	4,158	630,769
Leggett & Platt, Inc.	3,491	152,871
Lennar Corp., Class A	7,697	359,373
Lincoln National Corp.	5,655	382,617
LKQ Corp.*	8,204	259,821
Lockheed Martin Corp.	6,537	2,261,541
Loews Corp.	7,337	368,538
Lowe’s Cos., Inc.	21,399	2,457,033
Loxo Oncology, Inc.*	14,390	2,458,244
LyondellBasell Industries NV, Class A	8,424	863,544
M&T Bank Corp.	3,794	624,265
Macerich Co. (The) (REIT)	2,940	162,553
MacroGenics, Inc.*	61,980	1,328,851
Macy’s, Inc.	7,928	275,339
Marathon Oil Corp.	22,538	524,685
Marathon Petroleum Corp.	11,900	951,643
Marriott International, Inc., Class A	7,599	1,003,296
Marsh & McLennan Cos., Inc.	13,324	1,102,161
Martin Marietta Materials, Inc.	1,632	296,942
Masco Corp.	8,284	303,194
Mastercard, Inc., Class A	24,072	5,358,668
Mattel, Inc.(x)*	9,486	148,930
Maxim Integrated Products, Inc.	121,111	6,829,449
McCormick & Co., Inc. (Non-Voting)	3,200	421,600
McDonald’s Corp.	20,470	3,424,426
McKesson Corp.	5,271	699,198
Medtronic plc	35,635	3,505,415
Merck & Co., Inc.	70,174	4,978,144
MetLife, Inc.	26,250	1,226,400
Mettler-Toledo International, Inc.*	665	404,972
MGM Resorts International	13,483	376,311
Michael Kors Holdings Ltd.*	3,940	270,126
Microchip Technology, Inc.(x)	6,215	490,426
Micron Technology, Inc.*	30,603	1,384,174
Microsoft Corp.	202,334	23,140,940
Mid-America Apartment Communities, Inc. (REIT)	2,982	298,737
Mirati Therapeutics, Inc.*	7,966	375,199
Mohawk Industries, Inc.*	1,673	293,361
Molson Coors Brewing Co., Class B	5,026	309,099
Mondelez International, Inc., Class A	38,697	1,662,423
Monster Beverage Corp.*	10,497	611,765
Moody’s Corp.	4,405	736,516
Morgan Stanley	34,989	1,629,438
Mosaic Co. (The)	9,244	300,245
Motorola Solutions, Inc.	4,282	557,259
MSCI, Inc.	2,344	415,849
Mylan NV*	13,604	497,906
Nasdaq, Inc.	3,065	262,977
National Oilwell Varco, Inc.	10,096	434,936
Nektar Therapeutics*	4,513	275,112
NetApp, Inc.	6,841	587,574
Netflix, Inc.*	11,490	4,298,754
Newell Brands, Inc.	147,570	2,995,671
Newfield Exploration Co.*	5,273	152,021
Newmont Mining Corp.	14,074	425,035
News Corp., Class A	9,909	130,700
News Corp., Class B	2,753	37,441
NextEra Energy, Inc.	12,444	2,085,614
Nielsen Holdings plc	9,399	259,976
NIKE, Inc., Class B	33,787	2,862,435
NiSource, Inc.	9,361	233,276
Noble Energy, Inc.	12,686	395,676
Nordstrom, Inc.	3,041	181,882
Norfolk Southern Corp.	7,389	1,333,715
Northern Trust Corp.	5,892	601,750
Northrop Grumman Corp.	4,594	1,457,998

See Notes to Portfolio of Investments.

12

EQ ADVISORS TRUST

AXA GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Norwegian Cruise Line Holdings Ltd.*	5,552	$318,851
NRG Energy, Inc.	7,954	297,480
Nucor Corp.	8,347	529,617
NVIDIA Corp.	16,043	4,508,404
Occidental Petroleum Corp.	20,178	1,658,026
Omnicom Group, Inc.	5,806	394,924
ONEOK, Inc.	10,851	735,589
Oracle Corp.	74,583	3,845,499
O’Reilly Automotive, Inc.*	2,126	738,402
PACCAR, Inc.	9,249	630,689
Packaging Corp. of America	2,493	273,457
Parker-Hannifin Corp.	3,492	642,284
Paychex, Inc.	8,447	622,122
PayPal Holdings, Inc.*	95,304	8,371,503
People’s United Financial, Inc.	9,527	163,102
PepsiCo, Inc.	37,318	4,172,152
PerkinElmer, Inc.	2,922	284,223
Perrigo Co. plc	3,204	226,843
Pfizer, Inc.	154,678	6,816,659
PG&E Corp.*	13,646	627,852
Philip Morris International, Inc.	41,017	3,344,526
Phillips 66	11,270	1,270,354
Pinnacle West Capital Corp.	3,080	243,874
Pioneer Natural Resources Co.	4,496	783,158
PNC Financial Services Group, Inc. (The)‡	12,252	1,668,600
PPG Industries, Inc.	6,386	696,904
PPL Corp.	18,459	540,110
Praxair, Inc.	7,588	1,219,619
Principal Financial Group, Inc.	6,987	409,368
Procter & Gamble Co. (The)	65,679	5,466,463
Progressive Corp. (The)	15,386	1,093,021
Prologis, Inc. (REIT)	16,610	1,125,992
Prudential Financial, Inc.	11,003	1,114,824
Public Service Enterprise Group, Inc.	13,333	703,849
Public Storage (REIT)	3,954	797,245
PulteGroup, Inc.	6,906	171,062
PVH Corp.	2,069	298,764
QIAGEN NV*	9,956	376,837
Qorvo, Inc.*	3,437	264,271
QUALCOMM, Inc.	37,110	2,673,033
Quanta Services, Inc.*	4,105	137,025
Quest Diagnostics, Inc.	3,606	389,123
Ralph Lauren Corp.	1,458	200,548
Raymond James Financial, Inc.	3,391	312,142
Raytheon Co.	7,527	1,555,530
Realty Income Corp. (REIT)	7,653	435,379
Red Hat, Inc.*	4,680	637,790
Regency Centers Corp. (REIT)	4,431	286,553
Regeneron Pharmaceuticals, Inc.*	2,045	826,262
Regions Financial Corp.	29,090	533,802
Republic Services, Inc.	5,901	428,767
ResMed, Inc.	3,766	434,370
Robert Half International, Inc.	3,191	224,583
Rockwell Automation, Inc.	3,250	609,440
Rockwell Collins, Inc.	4,337	609,218
Rollins, Inc.	2,590	157,187
Roper Technologies, Inc.	2,727	807,765
Ross Stores, Inc.	9,935	984,559
Royal Caribbean Cruises Ltd.	4,521	587,459
S&P Global, Inc.	50,662	9,898,848
Sage Therapeutics, Inc.*	21,080	2,977,550
salesforce.com, Inc.*	19,966	3,175,193
Samsonite International SA(m)(x)*	1,027,800	3,807,469
SBA Communications Corp. (REIT)*	3,030	486,709
SCANA Corp.	3,584	139,382
Schlumberger Ltd.	36,521	2,224,859
Seagate Technology plc	6,896	326,526
Sealed Air Corp.	4,437	178,146
Sempra Energy	7,215	820,706
Sherwin-Williams Co. (The)	2,168	986,895
Shire plc	67,531	4,069,600
Simon Property Group, Inc. (REIT)	8,159	1,442,103
Skyworks Solutions, Inc.	4,723	428,423
SL Green Realty Corp. (REIT)	2,356	229,781
Snap-on, Inc.	1,509	277,052
Southern Co. (The)	26,759	1,166,692
Southwest Airlines Co.	13,608	849,820
Stanley Black & Decker, Inc.	4,037	591,178
Starbucks Corp.	35,597	2,023,333
State Street Corp.	10,011	838,722
Stericycle, Inc.*	2,250	132,030
Stryker Corp.	8,191	1,455,377
SunTrust Banks, Inc.	12,157	811,966
SVB Financial Group*	1,404	436,405
Symantec Corp.	16,400	348,992
Synchrony Financial	17,980	558,818
Synopsys, Inc.*	3,897	384,283
Sysco Corp.	12,618	924,269
T. Rowe Price Group, Inc.	6,417	700,608
Take-Two Interactive Software, Inc.*	3,003	414,384
Tapestry, Inc.	7,600	382,052
Target Corp.	13,888	1,225,060
TE Connectivity Ltd.	9,194	808,428
Texas Instruments, Inc.	25,652	2,752,203
Textron, Inc.	6,536	467,128
Thermo Fisher Scientific, Inc.	10,628	2,594,082
Tiffany & Co.	40,923	5,277,839
TJX Cos., Inc. (The)	16,546	1,853,483
Torchmark Corp.	2,818	244,292
Total System Services, Inc.	4,428	437,221
Tractor Supply Co.	3,196	290,452
TransDigm Group, Inc.*	1,264	470,587
Travelers Cos., Inc. (The)	7,063	916,142
TripAdvisor, Inc.(x)*	2,588	132,169
Twenty-First Century Fox, Inc., Class A	27,812	1,288,530
Twenty-First Century Fox, Inc., Class B	12,853	588,924
Twitter, Inc.*	18,997	540,655
Tyson Foods, Inc., Class A	7,808	464,810
UDR, Inc. (REIT)	7,063	285,557
Ulta Beauty, Inc.*	1,469	414,434
Under Armour, Inc., Class A(x)*	4,905	104,084
Under Armour, Inc., Class C*	4,426	86,130
Union Pacific Corp.	19,512	3,177,139
United Continental Holdings, Inc.*	6,042	538,101
United Parcel Service, Inc., Class B	51,588	6,022,899
United Rentals, Inc.*	2,133	348,959
United Technologies Corp.	19,845	2,774,529
UnitedHealth Group, Inc.	25,396	6,756,352
Universal Health Services, Inc., Class B	2,226	284,572
Unum Group	5,878	229,653
US Bancorp	40,405	2,133,788
Valero Energy Corp.	11,277	1,282,759
Varian Medical Systems, Inc.*	2,416	270,423
Ventas, Inc. (REIT)	9,405	511,444
VeriSign, Inc.*	2,831	453,300
Verisk Analytics, Inc.*	4,346	523,910
Verizon Communications, Inc.	109,025	5,820,845
Vertex Pharmaceuticals, Inc.*	6,743	1,299,646
VF Corp.	8,578	801,614

See Notes to Portfolio of Investments.

13

EQ ADVISORS TRUST

AXA GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Viacom, Inc., Class B	9,459	$319,336
Visa, Inc., Class A	46,879	7,036,069
Vornado Realty Trust (REIT)	4,568	333,464
Vulcan Materials Co.	3,490	388,088
Walgreens Boots Alliance, Inc.	22,258	1,622,608
Walmart, Inc.	37,866	3,555,996
Walt Disney Co. (The)	80,785	9,446,998
Waste Management, Inc.	10,407	940,377
Waters Corp.*	2,007	390,723
WEC Energy Group, Inc.	8,326	555,844
WellCare Health Plans, Inc.*	1,319	422,726
Wells Fargo & Co.	114,371	6,011,340
Welltower, Inc. (REIT)	9,816	631,365
Western Digital Corp.	7,576	443,499
Western Union Co. (The)	11,892	226,662
WestRock Co.	6,731	359,705
Weyerhaeuser Co. (REIT)	19,992	645,142
Whirlpool Corp.	1,664	197,600
Williams Cos., Inc. (The)	31,910	867,633
Willis Towers Watson plc	3,450	486,243
WW Grainger, Inc.	1,200	428,892
Wynn Resorts Ltd.	2,580	327,815
Xcel Energy, Inc.	13,433	634,172
Xerox Corp.	5,856	157,995
Xilinx, Inc.	6,673	534,974
Xylem, Inc.	4,739	378,504
Yum! Brands, Inc.	8,374	761,280
Zimmer Biomet Holdings, Inc.	24,873	3,270,053
Zions Bancorp	5,033	252,405
Zoetis, Inc.	12,713	1,164,002

		815,704,767

Total Common Stocks (89.4%) (Cost $1,095,708,121)		1,910,227,981

PREFERRED STOCK:
India (0.0%)
Zee Entertainment Enterprises Ltd., 6.000% (Cost $—)	509,890	55,920

	Number of Rights	Value (Note 1)
RIGHTS:
Australia (0.0%)
Harvey Norman Holdings Ltd., expiring 10/15/18* (Cost $—)	1,331	770

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Company (0.8%)
JPMorgan Prime Money Market Fund, IM Shares	17,127,452	17,132,590

	Principal Amount	Value (Note 1)
Repurchase Agreements (0.6%)
Deutsche Bank Securities, Inc., 2.26%, dated 9/28/18, due 10/1/18, repurchase price $1,512,087, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 5/15/19-8/15/47; total market value $1,542,038.(xx)	$1,511,802	1,511,802
ING Bank NV, 2.42%, dated 9/28/18, due 10/1/18, repurchase price $1,200,242, collateralized by various Common Stocks; total market value $1,333,495.(xx)	1,200,000	1,200,000
Natwest Markets Securities, Inc., 2.14%, dated 9/25/18, due 10/2/18, repurchase price $1,000,238, collateralized by various U.S. Government Treasury Securities, ranging from 1.375%-2.125%, maturing 10/31/20-11/15/26; total market value $1,020,364.(xx)	1,000,000	1,000,000
Natwest Markets Securities, Inc., 2.19%, dated 9/28/18, due 10/5/18, repurchase price $500,213, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-3.375%, maturing 2/15/19-5/15/44; total market value $510,093.(xx)	500,000	500,000
NBC Global Finance Ltd., 2.34%, dated 9/28/18, due 10/1/18, repurchase price $3,300,644, collateralized by various Common Stocks; total market value $3,671,762.(xx)	3,300,000	3,300,000
Societe Generale SA, 2.19%, dated 9/28/18, due 10/5/18, repurchase price $3,001,278, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.125%, maturing 11/8/18-11/15/45; total market value $3,060,000.(xx)	3,000,000	3,000,000
Societe Generale SA, 2.34%, dated 9/28/18, due 10/5/18, repurchase price $3,001,365, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.000%- 4.250%, maturing 2/7/19-2/15/47; total market value $3,331,945.(xx)	3,000,000	3,000,000

Total Repurchase Agreements		13,511,802

Total Short-Term Investments (1.4%) (Cost $30,644,392)		30,644,392

Total Investments in Securities (90.8%) (Cost $1,126,352,513)		1,940,929,063
Other Assets Less Liabilities (9.2%)		197,158,987

Net Assets (100%)		$2,138,088,050

See Notes to Portfolio of Investments.

14

EQ ADVISORS TRUST

AXA GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

*	Non-income producing.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At September 30, 2018, the market value of these securities amounted to $10,973,673 or 0.5% of net assets.

(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.

(r)	Value determined using significant unobservable inputs.

(x)	All or a portion of security is on loan at September 30, 2018.

(xx)

At September 30, 2018, the Portfolio had loaned securities with a total value of $13,511,222. This was secured by cash collateral of $13,511,802 which was subsequently invested in joint repurchase agreements with a total value of $13,511,802, for which the Portfolio has a proportionate interest as reported in the Portfolio of Investments as Repurchase Agreements, and $708,270 collateralized by various U.S. Government Treasury Securities, ranging from 0.000% - 7.625%, maturing 10/11/18-8/15/48.

Glossary:

ADR — American Depositary Receipt

AUD — Australian Dollar

CHDI — Clearing House Electronic Subregister System (CHESS) Depository Interest

CVA — Dutch Certification

EUR — European Currency Unit

FDR — Finnish Depositary Receipt

GBP — British Pound

GDR — Global Depositary Receipt

HKD — Hong Kong Dollar

JPY — Japanese Yen

MYR — Malaysian Ringgit

REIT — Real Estate Investment Trust

SDR — Swedish Depositary Receipt

USD — United States Dollar

ZAR — South African Rand

Sector Weightings

As of September 30, 2018

	Market Value	% of Net Assets
Financials	$353,513,159	16.5%
Information Technology	272,583,862	12.8
Consumer Discretionary	235,142,891	11.0
Health Care	225,294,702	10.5
Industrials	219,057,971	10.3
Communication Services	174,168,647	8.2
Consumer Staples	168,394,629	7.9
Energy	93,718,982	4.4
Materials	79,602,060	3.7
Real Estate	49,583,438	2.3
Utilities	39,224,330	1.8
Investment Company	17,132,590	0.8
Repurchase Agreements	13,511,802	0.6
Cash and Other	197,158,987	9.2

		100.0%

See Notes to Portfolio of Investments.

15

EQ ADVISORS TRUST

AXA GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

Investments in companies which were affiliates for nine months ended September 30, 2018, were as follows:

Security Description	Shares at September 30, 2018	Market Value December 31, 2017 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value September 30, 2018 ($)	Dividend/Interest Income ($)	Capital Gain Distributions ($)
AXA SA	83,927	2,713,842	—	(229,293)	50,268	(279,001)	2,255,816	109,820	—
BlackRock, Inc.	3,243	1,967,509	—	(293,478)	174,650	(320,158)	1,528,523	31,181	—
PNC Financial Services Group, Inc. (The)	12,252	2,111,540	—	(345,035)	249,594	(347,499)	1,668,600	33,732	—

Total		6,792,891	—	(867,806)	474,512	(946,658)	5,452,939	174,733	—

Futures contracts outstanding as of September 30, 2018 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
EURO STOXX 50 Index	1,033	12/2018	EUR	40,622,480	742,931
FTSE 100 Index	263	12/2018	GBP	25,663,287	763,718
S&P 500 E-Mini Index	763	12/2018	USD	111,359,850	589,023
SPI 200 Index	92	12/2018	AUD	10,297,864	15,016
TOPIX Index	161	12/2018	JPY	25,754,049	2,081,019

					4,191,707

Forward foreign currency contracts outstanding as of September 30, 2018 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
ZAR	8,558,110	USD	603,502	UBS AG	10/3/2018	1,602
USD	12,002,483	ZAR	163,864,024	UBS AG	10/11/2018	429,120
AUD	1,268,635	USD	900,723	HSBC Bank plc	12/21/2018	16,893
EUR	2,617,926	USD	3,056,395	HSBC Bank plc	12/21/2018	4,358
GBP	1,552,248	USD	2,026,851	HSBC Bank plc	12/21/2018	4,460

Total unrealized appreciation						456,433

MYR	1,562,966	USD	377,913	JPMorgan Chase Bank**	10/3/2018	(259)
USD	199,091	AUD	275,470	Deutsche Bank AG	10/3/2018	(33)
USD	45,660,783	HKD	357,884,647	UBS AG	12/10/2018	(102,061)
EUR	321,027	USD	378,001	Citibank NA	12/21/2018	(2,672)
JPY	39,572,810	USD	357,169	Citibank NA	12/21/2018	(6,521)
JPY	185,151,415	USD	1,672,988	HSBC Bank plc	12/21/2018	(32,390)

Total unrealized depreciation						(143,936)

Net unrealized appreciation						312,497

See Notes to Portfolio of Investments.

16

EQ ADVISORS TRUST

AXA GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2018:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Argentina	$870,444	$—	$—		$870,444
Australia	—	47,899,630	—		47,899,630
Austria	—	3,854,928	—		3,854,928
Belgium	—	6,535,900	—		6,535,900
Brazil	21,015,095	—	—		21,015,095
Chile	215,545	6,065,408	—		6,280,953
China	20,504,657	58,564,078	—		79,068,735
Colombia	—	171,231	—		171,231
Denmark	—	12,845,180	—		12,845,180
Egypt	—	2,073,918	—		2,073,918
Finland	—	6,808,558	—		6,808,558
France	—	101,483,532	—		101,483,532
Germany	—	92,527,914	—		92,527,914
Hong Kong	1,578,381	20,810,573	—		22,388,954
Hungary	—	3,973,813	—		3,973,813
India	6,711,788	28,965,636	—		35,677,424
Indonesia	—	10,549,505	—		10,549,505
Ireland	449,922	3,506,675	—		3,956,597
Israel	1,588,224	1,922,921	—		3,511,145
Italy	—	13,517,069	—		13,517,069
Japan	—	202,528,889	—		202,528,889
Jersey	—	292,665	—		292,665
Luxembourg	—	2,026,502	—		2,026,502
Macau	—	800,917	—		800,917
Malaysia	—	13,512,128	—		13,512,128
Malta	—	—	—	(a)	—	(a)
Mexico	21,576,376	113,378	—		21,689,754
Netherlands	2,104,982	28,778,380	—		30,883,362
New Zealand	—	1,402,942	—		1,402,942
Norway	—	5,016,664	—		5,016,664
Pakistan	—	—	472,374		472,374
Peru	2,979,680	—	—		2,979,680
Philippines	—	7,930,447	—		7,930,447
Poland	—	11,576,305	—		11,576,305
Portugal	—	4,423,138	—		4,423,138
Russia	11,973,370	2,252,361	—		14,225,731
Singapore	—	8,080,785	—		8,080,785
South Africa	—	18,262,881	—		18,262,881
South Korea	—	23,479,767	—		23,479,767
Spain	—	25,003,522	—		25,003,522
Sweden	—	21,096,096	—		21,096,096
Switzerland	—	64,765,577	—		64,765,577
Taiwan	—	24,373,866	—		24,373,866
Thailand	—	3,375,019	—		3,375,019
United Arab Emirates	—	202,563	—		202,563
United Kingdom	1,122,352	109,988,763	—		111,111,115
United States	806,938,462	8,766,305	—		815,704,767
Forward Currency Contracts	—	456,433	—		456,433
Futures	4,191,707	—	—		4,191,707
Preferred Stocks
India	—	55,920	—		55,920
Rights

See Notes to Portfolio of Investments.

17

EQ ADVISORS TRUST

AXA GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Australia	$—	$770	$—	$770
Short-Term Investments
Investment Company	17,132,590	—	—	17,132,590
Repurchase Agreements	—	13,511,802	—	13,511,802

Total Assets	$920,953,575	$1,024,151,254	$472,374	$1,945,577,203

Liabilities:
Forward Currency Contracts	$—	$(143,936)	$—	$(143,936)

Total Liabilities	$—	$(143,936)	$—	$(143,936)

Total	$920,953,575	$1,024,007,318	$472,374	$1,945,433,267

(a)	Value is zero.

There were no transfers between Levels 1, 2 or 3 during the nine months ended September 30, 2018.

As of September 30, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$882,815,056
Aggregate gross unrealized depreciation	(73,956,063)

Net unrealized appreciation	$808,858,993

Federal income tax cost of investments in securities and derivative instruments, if applicable	$1,136,574,274

See Notes to Portfolio of Investments.

18

EQ ADVISORS TRUST

AXA INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Australia (4.2%)
AGL Energy Ltd.	36,563	$515,376
Alumina Ltd.	129,922	260,142
Amcor Ltd.	65,226	644,993
AMP Ltd.	169,708	391,328
APA Group	65,476	472,347
Aristocrat Leisure Ltd.	30,909	635,423
ASX Ltd.	10,719	493,252
Aurizon Holdings Ltd.	109,853	326,364
AusNet Services	92,380	108,512
Australia & New Zealand Banking Group Ltd.	162,940	3,319,074
Bank of Queensland Ltd.	21,721	173,025
Bendigo & Adelaide Bank Ltd.	25,453	197,786
BHP Billiton Ltd.	179,057	4,482,208
BHP Billiton Ltd. (ADR)(x)	34,839	1,736,376
BHP Billiton plc	117,751	2,564,902
BlueScope Steel Ltd.(x)	30,943	379,794
Boral Ltd.	66,487	332,095
Brambles Ltd.	269,093	2,120,201
Caltex Australia Ltd.	45,796	989,799
Challenger Ltd.	30,103	243,711
CIMIC Group Ltd.	6,047	224,498
Coca-Cola Amatil Ltd.	29,304	206,740
Cochlear Ltd.	3,106	450,471
Commonwealth Bank of Australia(x)	97,717	5,044,026
Computershare Ltd.(x)	24,947	359,757
Crown Resorts Ltd.	22,148	219,173
CSL Ltd.	25,215	3,665,564
Dexus (REIT)	53,032	404,809
Domino’s Pizza Enterprises Ltd.(x)	3,136	120,597
Flight Centre Travel Group Ltd.	3,017	115,933
Fortescue Metals Group Ltd.(x)	91,079	258,079
Goodman Group (REIT)	92,291	691,142
GPT Group (The) (REIT)	102,790	387,112
Harvey Norman Holdings Ltd.(x)	34,572	87,966
Healthscope Ltd.	93,884	142,515
Incitec Pivot Ltd.	97,181	279,584
Insurance Australia Group Ltd.	130,998	693,145
LendLease Group(x)	30,816	437,933
Macquarie Group Ltd.	18,027	1,642,404
Medibank Pvt Ltd.	160,331	337,255
Mirvac Group (REIT)	215,622	375,628
National Australia Bank Ltd.	151,602	3,047,573
Newcrest Mining Ltd.(x)	41,927	588,258
Oil Search Ltd.	316,829	2,068,049
Orica Ltd.	22,600	278,209
Origin Energy Ltd.*	99,110	591,760
QBE Insurance Group Ltd.	78,131	628,024
Ramsay Health Care Ltd.	8,321	330,395
REA Group Ltd.	2,703	167,895
Rio Tinto Ltd.	22,985	1,308,574
Rio Tinto plc	66,995	3,388,066
Rio Tinto plc (ADR)	50,282	2,565,388
Santos Ltd.	96,958	508,825
Scentre Group (REIT)	299,712	860,088
SEEK Ltd.	19,957	299,482
Sonic Healthcare Ltd.	23,192	417,600
South32 Ltd.	288,171	816,553
Stockland (REIT)	133,098	399,271
Suncorp Group Ltd.	73,223	765,357
Sydney Airport	61,182	304,713
Tabcorp Holdings Ltd.	110,588	389,301
Telstra Corp. Ltd.	229,211	528,536
TPG Telecom Ltd.(x)	19,853	122,555
Transurban Group	145,792	1,182,428
Treasury Wine Estates Ltd.(x)	41,122	519,891
Vicinity Centres (REIT)	180,238	341,347
Wesfarmers Ltd.	63,213	2,277,822
Westpac Banking Corp.	189,560	3,827,065
Woodside Petroleum Ltd.	50,198	1,399,899
Woolworths Group Ltd.	72,742	1,476,490

		67,930,453

Austria (0.6%)
ANDRITZ AG	4,242	247,490
Erste Group Bank AG*	72,634	3,017,388
OMV AG	8,341	468,624
Raiffeisen Bank International AG	8,516	245,210
Schoeller-Bleckmann Oilfield Equipment AG	23,655	2,594,035
voestalpine AG	59,723	2,732,051

		9,304,798

Belgium (0.5%)
Ageas	10,507	564,943
Anheuser-Busch InBev SA/NV	42,480	3,709,956
Colruyt SA(x)	3,671	207,783
Groupe Bruxelles Lambert SA(x)	4,577	479,866
KBC Group NV	14,002	1,042,075
Proximus SADP	8,575	204,895
Solvay SA	4,263	571,674
Telenet Group Holding NV*	2,780	153,058
UCB SA	7,049	633,460
Umicore SA	11,044	617,666

		8,185,376

Brazil (0.2%)
Ambev SA (ADR)	177,358	810,526
Banco Bradesco SA (ADR)*	288,274	2,040,980

		2,851,506

Canada (0.7%)
Canadian National Railway Co.	42,997	3,861,131
Element Fleet Management Corp.	80,928	416,654
Magna International, Inc.	48,752	2,560,928
Ritchie Bros Auctioneers, Inc.	40,895	1,475,722
Rogers Communications, Inc., Class B	30,888	1,587,952
Suncor Energy, Inc.	28,311	1,095,485

		10,997,872

Chile (0.1%)
Antofagasta plc	22,849	254,631
Sociedad Quimica y Minera de Chile SA (ADR)	43,940	2,008,937

		2,263,568

China (1.5%)
Alibaba Group Holding Ltd. (ADR)*	23,728	3,909,425
Anhui Conch Cement Co. Ltd., Class H	499,500	3,014,860
Baidu, Inc. (ADR)*	23,184	5,301,717
BOC Hong Kong Holdings Ltd.	206,543	981,484
BYD Co. Ltd., Class H(x)	307,500	2,207,553
China Life Insurance Co. Ltd., Class H	927,000	2,105,432
China Resources Beer Holdings Co. Ltd.	276,000	1,108,816
China Resources Gas Group Ltd.	170,000	691,653
Minth Group Ltd.	44,000	181,545
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	416,500	1,641,345
Sinopharm Group Co. Ltd., Class H	350,400	1,714,323
Yangzijiang Shipbuilding Holdings Ltd.	143,834	130,467
Yum China Holdings, Inc.	38,627	1,356,194

		24,344,814

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

AXA INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Colombia (0.1%)
Bancolombia SA (ADR)	54,226	$2,262,309
Millicom International Cellular SA (SDR)	3,667	210,635

		2,472,944

Czech Republic (0.1%)
Komercni banka A/S	43,705	1,794,130

Denmark (0.9%)
AP Moller - Maersk A/S, Class A	220	288,577
AP Moller - Maersk A/S, Class B	353	495,735
Carlsberg A/S, Class B	5,887	706,121
Chr Hansen Holding A/S	5,348	542,885
Coloplast A/S, Class B	6,817	697,100
Danske Bank A/S	42,430	1,114,441
DSV A/S	10,586	962,528
Genmab A/S*	3,460	544,084
H Lundbeck A/S	4,235	261,568
ISS A/S	9,548	335,962
Novo Nordisk A/S, Class B	126,273	5,945,127
Novozymes A/S, Class B	12,821	703,839
Orsted A/S(m)	10,242	695,727
Pandora A/S	5,939	370,881
Tryg A/S	7,358	183,180
Vestas Wind Systems A/S	11,658	788,466
William Demant Holding A/S*	5,775	217,049

		14,853,270

Finland (0.5%)
Elisa OYJ	8,078	342,613
Fortum OYJ	24,741	620,184
Kone OYJ, Class B	18,704	999,383
Metso OYJ	6,286	222,892
Neste OYJ	7,373	609,502
Nokia OYJ	311,273	1,726,425
Nokian Renkaat OYJ	6,345	259,977
Orion OYJ, Class B	5,691	215,538
Sampo OYJ, Class A	24,479	1,267,592
Stora Enso OYJ, Class R	30,026	574,346
UPM-Kymmene OYJ	29,757	1,167,769
Wartsila OYJ Abp	25,017	487,682

		8,493,903

France (9.6%)
Accor SA	140,318	7,204,155
Aeroports de Paris	1,641	369,434
Air Liquide SA	42,934	5,647,837
Airbus SE	32,387	4,067,885
Alstom SA(x)	8,024	358,583
Amundi SA(m)	3,522	263,918
Arkema SA	3,832	474,724
Atos SE	5,366	638,595
AXA SA‡	108,168	2,907,373
BioMerieux	2,414	201,239
BNP Paribas SA	141,194	8,640,924
Bollore SA	48,532	209,615
Bouygues SA	12,265	530,166
Bureau Veritas SA	14,731	380,209
Capgemini SE	29,009	3,651,009
Carrefour SA	31,777	608,762
Casino Guichard Perrachon SA(x)	3,170	133,309
Cie de Saint-Gobain	27,513	1,186,559
Cie Generale des Etablissements Michelin SCA	9,671	1,155,976
CNP Assurances	9,888	238,334
Covivio (REIT)	1,842	191,944
Credit Agricole SA	62,892	904,435
Danone SA	85,142	6,593,570
Dassault Aviation SA	147	272,055
Dassault Systemes SE	7,151	1,068,969
Edenred	62,313	2,375,201
Eiffage SA	4,043	451,387
Electricite de France SA	32,102	563,739
Engie SA	101,876	1,498,056
Essilor International Cie Generale d’Optique SA	34,223	5,064,176
Eurazeo SA	2,346	184,811
Eutelsat Communications SA	9,982	235,964
Faurecia SA	4,424	266,275
Gecina SA (REIT)	2,521	420,904
Getlink	25,682	327,999
Hermes International	1,766	1,169,966
Icade (REIT)	2,038	188,351
Iliad SA(x)	1,484	193,837
Imerys SA	2,120	156,547
Ingenico Group SA	3,628	275,652
Ipsen SA	2,060	346,327
JCDecaux SA	4,197	153,497
Kering SA	15,443	8,278,325
Klepierre SA (REIT)	11,343	402,074
Legrand SA	26,639	1,941,736
L’Oreal SA	32,946	7,944,931
LVMH Moet Hennessy Louis Vuitton SE	27,041	9,563,207
Natixis SA	52,998	359,601
Orange SA	206,507	3,293,172
Pernod Ricard SA	43,146	7,078,376
Peugeot SA	32,410	874,136
Publicis Groupe SA(x)	98,758	5,902,850
Remy Cointreau SA	1,297	168,960
Renault SA	10,862	939,544
Rexel SA	16,968	254,828
Safran SA	50,378	7,059,909
Sanofi	62,922	5,593,136
Schneider Electric SE	66,321	5,336,238
SCOR SE	9,071	421,275
SEB SA	1,220	207,656
Societe BIC SA	1,460	133,661
Societe Generale SA	82,284	3,531,960
Sodexo SA(x)	28,148	2,985,104
Suez	21,691	308,256
Teleperformance	3,151	594,501
Television Francaise 1	185,737	1,960,258
Thales SA	6,087	864,686
TOTAL SA	134,321	8,708,438
Ubisoft Entertainment SA*	3,675	398,610
Unibail-Rodamco-Westfield (REIT)	7,735	1,555,641
Valeo SA	13,801	599,285
Veolia Environnement SA	26,570	530,296
Vinci SA	28,051	2,671,278
Vivendi SA	57,806	1,487,954
Wendel SA	1,650	245,597

		153,967,747

Germany (7.8%)
1&1 Drillisch AG	3,090	150,322
adidas AG	10,498	2,570,597
Allianz SE (Registered)	24,545	5,471,611
Axel Springer SE	2,313	155,625
BASF SE	51,207	4,551,195
Bayer AG (Registered)	90,001	7,994,963
Bayerische Motoren Werke AG	62,550	5,643,586
Bayerische Motoren Werke AG (Preference)(q)	3,282	257,975
Beiersdorf AG	5,722	645,618
Brenntag AG	33,183	2,048,102
Commerzbank AG*	55,857	582,054
Continental AG	17,727	3,086,261

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

AXA INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Covestro AG(m)	9,437	$765,444
Daimler AG (Registered)	105,696	6,669,742
Delivery Hero SE(m)*	5,238	251,899
Deutsche Bank AG (Registered)	109,464	1,249,072
Deutsche Boerse AG	10,760	1,441,680
Deutsche Lufthansa AG (Registered)	13,701	336,604
Deutsche Post AG (Registered)	121,089	4,317,531
Deutsche Telekom AG (Registered)*	185,821	2,995,654
Deutsche Wohnen SE	19,475	934,305
E.ON SE	122,715	1,250,959
Evonik Industries AG	9,693	347,188
Fraport AG Frankfurt Airport Services Worldwide	2,176	192,262
Fresenius Medical Care AG & Co. KGaA	34,996	3,599,192
Fresenius SE & Co. KGaA	23,194	1,703,015
FUCHS PETROLUB SE (Preference)(q)	4,222	235,882
GEA Group AG	51,898	1,848,659
Hannover Rueck SE	3,355	474,061
HeidelbergCement AG	65,540	5,122,730
Henkel AG & Co. KGaA	5,987	635,688
Henkel AG & Co. KGaA (Preference)(q)	9,933	1,165,380
HOCHTIEF AG	1,124	186,357
HUGO BOSS AG	3,686	283,825
Infineon Technologies AG	63,352	1,439,468
Innogy SE*	8,093	343,438
K+S AG (Registered)	10,514	220,708
KION Group AG	4,259	261,784
Kloeckner & Co. SE	198,153	2,292,603
LANXESS AG	5,151	377,254
Linde AG	23,441	5,543,934
MAN SE	2,164	235,297
Merck KGaA	31,663	3,271,847
METRO AG	10,574	165,739
MTU Aero Engines AG	2,844	640,923
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	8,643	1,914,168
OSRAM Licht AG	5,032	200,161
Porsche Automobil Holding SE (Preference)(q)	8,806	593,004
ProSiebenSat.1 Media SE	13,328	346,164
Puma SE	354	174,680
Rheinmetall AG	30,584	3,197,990
RWE AG	28,566	704,789
SAP SE	139,243	17,136,817
Sartorius AG (Preference)(q)	2,025	328,687
Schaeffler AG (Preference)(q)	8,401	107,391
Siemens AG (Registered)	42,650	5,463,902
Siemens Healthineers AG(m)*	8,627	379,370
Symrise AG	23,595	2,153,793
Telefonica Deutschland Holding AG	35,709	150,956
thyssenkrupp AG	24,655	622,322
TUI AG	24,981	479,612
Uniper SE	11,728	360,981
United Internet AG (Registered)	6,791	321,301
Volkswagen AG	1,891	329,551
Volkswagen AG (Preference)(q)	10,394	1,829,502
Vonovia SE	64,663	3,159,239
Wirecard AG	6,545	1,418,747
Zalando SE(m)*	5,872	228,461

		125,559,621

Hong Kong (2.2%)
AIA Group Ltd.	1,257,852	11,231,467
ASM Pacific Technology Ltd.	17,607	179,256
Bank of East Asia Ltd. (The)	69,027	257,473
CK Asset Holdings Ltd.	145,205	1,089,731
CK Hutchison Holdings Ltd.	150,705	1,736,457
CK Infrastructure Holdings Ltd.	39,340	311,570
CLP Holdings Ltd.	90,564	1,060,273
Dah Sing Financial Holdings Ltd.	354,800	2,272,921
Dairy Farm International Holdings Ltd.	19,300	173,700
Galaxy Entertainment Group Ltd.	133,000	843,530
Hang Lung Group Ltd.	57,000	151,450
Hang Lung Properties Ltd.	123,438	241,251
Hang Seng Bank Ltd.	42,674	1,158,928
Henderson Land Development Co. Ltd.	73,551	369,712
HK Electric Investments & HK Electric Investments Ltd.(m)(x)	160,500	161,969
HKT Trust & HKT Ltd.	188,042	258,462
Hong Kong & China Gas Co. Ltd.	511,646	1,015,665
Hong Kong Exchanges & Clearing Ltd.	65,639	1,878,191
Hongkong Land Holdings Ltd.	67,100	442,860
Hysan Development Co. Ltd.	34,907	176,355
Jardine Matheson Holdings Ltd.	12,400	775,744
Jardine Strategic Holdings Ltd.	12,800	463,232
Kerry Properties Ltd.	36,732	124,577
Li & Fung Ltd.(x)	369,038	82,497
Link REIT (REIT)	120,999	1,190,924
Melco Resorts & Entertainment Ltd. (ADR)	14,794	312,893
MTR Corp. Ltd.	80,618	424,286
New World Development Co. Ltd.	331,238	451,899
NWS Holdings Ltd.	91,062	180,069
PCCW Ltd.	225,559	131,388
Power Assets Holdings Ltd.	76,996	536,037
Shangri-La Asia Ltd.	59,025	87,764
Sino Land Co. Ltd.	189,239	324,409
Sun Hung Kai Properties Ltd.	183,278	2,668,978
Swire Pacific Ltd., Class A	29,331	321,285
Swire Properties Ltd.	69,200	262,096
Techtronic Industries Co. Ltd.	76,000	485,415
WH Group Ltd.(m)	475,500	334,682
Wharf Holdings Ltd. (The)	74,330	202,243
Wharf Real Estate Investment Co. Ltd.	67,330	434,340
Wheelock & Co. Ltd.	43,116	258,585
Yue Yuen Industrial Holdings Ltd.	47,699	132,525

		35,197,089

India (0.6%)
HDFC Bank Ltd. (ADR)	72,604	6,832,036
ICICI Bank Ltd. (ADR)	336,756	2,859,059

		9,691,095

Indonesia (0.0%)
Indofood Sukses Makmur Tbk. PT	2,120,900	839,735

Ireland (0.8%)
AerCap Holdings NV*	7,724	444,284
AIB Group plc	346,921	1,776,315
Bank of Ireland Group plc	56,131	429,802
CRH plc	198,224	6,485,570
James Hardie Industries plc (CHDI)	24,149	365,880
Kerry Group plc, Class A	8,840	977,616
Paddy Power Betfair plc (Aquis Stock Exchange)	13,179	1,114,820
Paddy Power Betfair plc (Dublin Stock Exchange)	4,670	398,525
Ryanair Holdings plc (ADR)*	1,421	136,473
Smurfit Kappa Group plc	12,831	507,407

		12,636,692

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

AXA INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Israel (0.6%)
Azrieli Group Ltd.	2,018	$103,635
Bank Hapoalim BM	61,214	448,326
Bank Leumi Le-Israel BM	86,291	569,121
Bezeq The Israeli Telecommunication Corp. Ltd.	132,998	152,947
Check Point Software Technologies Ltd.*	27,762	3,266,755
Elbit Systems Ltd.	1,207	153,040
Frutarom Industries Ltd.	2,457	254,319
Israel Chemicals Ltd.	29,531	180,235
Mellanox Technologies Ltd.*	7,782	571,588
Mizrahi Tefahot Bank Ltd.	7,555	132,349
Nice Ltd.*	3,624	409,984
Nice Ltd. (ADR)*	13,914	1,592,736
Teva Pharmaceutical Industries Ltd. (ADR)	52,934	1,140,198

		8,975,233

Italy (2.0%)
Assicurazioni Generali SpA	66,219	1,144,027
Atlantia SpA	25,818	535,671
Davide Campari-Milano SpA	33,842	288,209
Enel SpA	453,446	2,322,801
Eni SpA	318,028	6,012,070
Ferrari NV	6,847	942,835
Intesa Sanpaolo SpA	2,007,921	5,131,184
Leonardo SpA	24,492	295,170
Luxottica Group SpA	9,445	641,737
Mediobanca Banca di Credito Finanziario SpA	32,165	321,318
Moncler SpA	10,189	438,891
Pirelli & C SpA(m)*	22,778	191,154
Poste Italiane SpA(m)	27,351	218,544
PRADA SpA	541,100	2,592,021
Prysmian SpA	162,713	3,789,694
Recordati SpA	6,401	216,714
Snam SpA	128,108	533,827
Telecom Italia SpA*	1,011,688	588,931
Terna Rete Elettrica Nazionale SpA	70,174	374,869
UniCredit SpA	328,702	4,947,574

		31,527,241

Japan (14.9%)
ABC-Mart, Inc.	1,940	107,911
Acom Co. Ltd.(x)	25,000	100,775
Aeon Co. Ltd.(x)	33,352	803,565
AEON Financial Service Co. Ltd.	75,538	1,564,345
Aeon Mall Co. Ltd.	5,768	99,095
AGC, Inc.	10,150	421,204
Air Water, Inc.	8,800	161,486
Aisin Seiki Co. Ltd.	9,138	444,756
Ajinomoto Co., Inc.	26,068	447,506
Alfresa Holdings Corp.	10,864	290,676
Alps Electric Co. Ltd.(x)	10,300	261,625
Amada Holdings Co. Ltd.	21,248	226,842
ANA Holdings, Inc.(x)	7,130	249,130
Aozora Bank Ltd.	6,791	242,664
Asahi Group Holdings Ltd.	20,687	896,704
Asahi Kasei Corp.	70,378	1,067,253
Asics Corp.(x)	7,848	117,009
Astellas Pharma, Inc.	109,550	1,911,002
Bandai Namco Holdings, Inc.	32,219	1,251,953
Bank of Kyoto Ltd. (The)	3,416	178,286
Benesse Holdings, Inc.	4,374	124,537
Bridgestone Corp.	33,564	1,268,177
Brother Industries Ltd.	12,515	247,172
Calbee, Inc.(x)	4,300	141,542
Canon, Inc.	55,630	1,767,508
Casio Computer Co. Ltd.(x)	10,527	172,053
Central Japan Railway Co.(x)	7,900	1,645,080
Chiba Bank Ltd. (The)	34,472	235,436
Chubu Electric Power Co., Inc.	33,254	502,966
Chugai Pharmaceutical Co. Ltd.	55,847	3,588,128
Chugoku Electric Power Co., Inc. (The)(x)	16,662	214,104
Coca-Cola Bottlers Japan Holdings, Inc.	6,600	176,589
Concordia Financial Group Ltd.	58,600	287,275
Credit Saison Co. Ltd.	8,716	142,147
CyberAgent, Inc.	5,800	308,836
CYBERDYNE, Inc.(x)*	6,100	48,158
Dai Nippon Printing Co. Ltd.	14,581	339,051
Daicel Corp.	13,455	156,316
Daifuku Co. Ltd.(x)	5,800	295,564
Dai-ichi Life Holdings, Inc.	60,100	1,251,246
Daiichi Sankyo Co. Ltd.(x)	31,587	1,369,178
Daikin Industries Ltd.	13,723	1,826,794
Daito Trust Construction Co. Ltd.	4,038	519,410
Daiwa House Industry Co. Ltd.	84,458	2,503,561
Daiwa House REIT Investment Corp. (REIT)(x)	90	205,870
Daiwa Securities Group, Inc.	87,676	533,371
DeNA Co. Ltd.	6,800	120,116
Denso Corp.	91,612	4,837,004
Dentsu, Inc.	12,274	569,301
Disco Corp.	1,600	267,840
Don Quijote Holdings Co. Ltd.	6,700	339,069
East Japan Railway Co.	17,025	1,581,578
Eisai Co. Ltd.	13,854	1,348,576
Electric Power Development Co. Ltd.	7,703	213,219
FamilyMart UNY Holdings Co. Ltd.	4,204	437,716
FANUC Corp.	10,844	2,044,345
Fast Retailing Co. Ltd.	3,016	1,537,465
Fuji Electric Co. Ltd.	5,458	218,554
FUJIFILM Holdings Corp.	21,968	988,966
Fujitsu Ltd.	10,774	767,716
Fukuoka Financial Group, Inc.	8,997	247,442
Hakuhodo DY Holdings, Inc.	9,660	169,445
Hamamatsu Photonics KK	8,500	338,519
Hankyu Hanshin Holdings, Inc.	13,000	461,098
Hikari Tsushin, Inc.	1,100	217,444
Hino Motors Ltd.	15,530	170,035
Hirose Electric Co. Ltd.	1,967	215,016
Hisamitsu Pharmaceutical Co., Inc.	3,367	258,111
Hitachi Chemical Co. Ltd.	4,688	95,435
Hitachi Construction Machinery Co. Ltd.	6,151	205,719
Hitachi High-Technologies Corp.	4,418	152,231
Hitachi Ltd.	186,242	6,327,186
Hitachi Metals Ltd.	12,486	154,619
Honda Motor Co. Ltd.	143,904	4,355,623
Hoshizaki Corp.	3,200	331,209
Hoya Corp.	21,302	1,265,521
Hulic Co. Ltd.	18,800	184,492
Idemitsu Kosan Co. Ltd.	5,960	315,258
IHI Corp.	8,183	310,049
Iida Group Holdings Co. Ltd.	9,300	165,422
Inpex Corp.	54,200	675,950
Isetan Mitsukoshi Holdings Ltd.(x)	17,448	214,223
Isuzu Motors Ltd.	29,769	469,251
ITOCHU Corp.	78,232	1,432,165
J Front Retailing Co. Ltd.	13,734	213,105
Japan Airlines Co. Ltd.	6,758	242,912
Japan Airport Terminal Co. Ltd.(x)	2,300	104,656
Japan Exchange Group, Inc.	29,100	507,111

See Notes to Portfolio of Investments.

4

EQ ADVISORS TRUST

AXA INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Japan Post Bank Co. Ltd.(x)	18,800	$222,218
Japan Post Holdings Co. Ltd.	87,300	1,038,810
Japan Prime Realty Investment Corp. (REIT)	43	153,274
Japan Real Estate Investment Corp. (REIT)	75	393,417
Japan Retail Fund Investment Corp. (REIT)	147	266,649
Japan Tobacco, Inc.	129,700	3,385,761
JFE Holdings, Inc.	27,976	641,907
JGC Corp.(x)	12,626	289,591
JSR Corp.	10,518	196,345
JTEKT Corp.	12,482	182,693
JXTG Holdings, Inc.	168,838	1,275,424
Kajima Corp.	26,370	383,172
Kakaku.com, Inc.	7,000	136,895
Kamigumi Co. Ltd.	5,952	131,172
Kaneka Corp.	2,929	135,330
Kansai Electric Power Co., Inc. (The)	40,623	612,456
Kansai Paint Co. Ltd.(x)	10,052	185,257
Kao Corp.	50,167	4,050,625
Kawasaki Heavy Industries Ltd.	7,584	213,930
KDDI Corp.	101,000	2,790,345
Keihan Holdings Co. Ltd.	5,600	213,906
Keikyu Corp.	12,332	224,781
Keio Corp.	5,569	304,869
Keisei Electric Railway Co. Ltd.	6,777	238,585
Keyence Corp.	5,466	3,174,148
Kikkoman Corp.(x)	8,423	501,140
Kintetsu Group Holdings Co. Ltd.	9,598	386,049
Kirin Holdings Co. Ltd.	46,891	1,201,370
Kobayashi Pharmaceutical Co. Ltd.	2,800	206,020
Kobe Steel Ltd.	19,209	170,754
Koito Manufacturing Co. Ltd.	6,100	400,510
Komatsu Ltd.	109,472	3,329,830
Konami Holdings Corp.	4,988	195,358
Konica Minolta, Inc.	25,136	267,244
Kose Corp.	1,700	323,931
Kubota Corp.	56,208	955,269
Kuraray Co. Ltd.	17,492	262,950
Kurita Water Industries Ltd.	5,914	172,288
Kyocera Corp.	17,908	1,074,921
Kyowa Hakko Kirin Co. Ltd.	14,267	267,334
Kyushu Electric Power Co., Inc.(x)	21,588	260,492
Kyushu Railway Co.	8,500	258,845
Lawson, Inc.	3,080	187,587
LINE Corp.(x)*	2,800	118,289
Lion Corp.	12,800	284,344
LIXIL Group Corp.	15,323	295,078
M3, Inc.	23,400	530,938
Mabuchi Motor Co. Ltd.	2,904	117,187
Makita Corp.	12,692	635,605
Marubeni Corp.	89,068	815,268
Marui Group Co. Ltd.(x)	11,386	280,992
Maruichi Steel Tube Ltd.	3,516	114,652
Mazda Motor Corp.	28,235	338,959
McDonald’s Holdings Co. Japan Ltd.	3,980	174,795
Mebuki Financial Group, Inc.	43,851	151,676
Medipal Holdings Corp.	9,622	200,790
Meiji Holdings Co. Ltd.	6,932	465,509
Minebea Mitsumi, Inc.	20,800	377,117
MISUMI Group, Inc.	15,900	411,424
Mitsubishi Chemical Holdings Corp.	72,959	698,318
Mitsubishi Corp.	75,384	2,322,825
Mitsubishi Electric Corp.	100,971	1,383,219
Mitsubishi Estate Co. Ltd.	67,311	1,144,560
Mitsubishi Gas Chemical Co., Inc.	8,955	190,654
Mitsubishi Heavy Industries Ltd.(x)	17,225	665,077
Mitsubishi Materials Corp.(x)	5,681	169,750
Mitsubishi Motors Corp.	35,821	252,847
Mitsubishi Tanabe Pharma Corp.	12,090	202,174
Mitsubishi UFJ Financial Group, Inc.	658,716	4,111,033
Mitsubishi UFJ Lease & Finance Co. Ltd.	20,200	118,939
Mitsui & Co. Ltd.	94,654	1,683,228
Mitsui Chemicals, Inc.	10,457	261,471
Mitsui Fudosan Co. Ltd.(x)	49,627	1,174,503
Mitsui OSK Lines Ltd.(x)	6,056	176,691
Mizuho Financial Group, Inc.	1,344,752	2,345,800
MS&AD Insurance Group Holdings, Inc.	26,336	879,412
Murata Manufacturing Co. Ltd.	9,971	1,532,684
Nabtesco Corp.	6,400	170,111
Nagoya Railroad Co. Ltd.	10,500	260,051
NEC Corp.	15,174	419,348
Nexon Co. Ltd.*	23,600	308,449
NGK Insulators Ltd.	14,967	246,859
NGK Spark Plug Co. Ltd.(x)	8,948	260,675
NH Foods Ltd.	5,537	204,433
Nidec Corp.	12,392	1,782,672
Nikon Corp.	17,659	331,825
Nintendo Co. Ltd.	6,339	2,313,105
Nippon Building Fund, Inc. (REIT)	77	445,247
Nippon Electric Glass Co. Ltd.	5,204	163,741
Nippon Express Co. Ltd.	4,142	271,953
Nippon Paint Holdings Co. Ltd.(x)	8,300	309,734
Nippon Prologis REIT, Inc. (REIT)	90	178,146
Nippon Steel & Sumitomo Metal Corp.	43,629	922,921
Nippon Telegraph & Telephone Corp.	38,558	1,741,592
Nippon Yusen KK	8,944	168,222
Nissan Chemical Corp.(x)	6,700	353,811
Nissan Motor Co. Ltd.	129,447	1,211,643
Nisshin Seifun Group, Inc.	12,261	268,702
Nissin Foods Holdings Co. Ltd.	3,506	240,995
Nitori Holdings Co. Ltd.(x)	4,350	623,862
Nitto Denko Corp.	9,011	675,389
NOK Corp.	4,964	85,238
Nomura Holdings, Inc.	197,108	941,476
Nomura Real Estate Holdings, Inc.	6,775	136,788
Nomura Real Estate Master Fund, Inc. (REIT)	205	280,021
Nomura Research Institute Ltd.	6,459	326,304
NSK Ltd.	19,470	223,112
NTT Data Corp.	35,200	487,323
NTT DOCOMO, Inc.	76,100	2,046,167
Obayashi Corp.	34,766	329,240
Obic Co. Ltd.	17,800	1,684,123
Odakyu Electric Railway Co. Ltd.(x)	16,051	379,731
Oji Holdings Corp.	51,612	374,757
Olympus Corp.	16,352	638,278
Omron Corp.	46,244	1,953,628
Ono Pharmaceutical Co. Ltd.	21,675	613,317
Oracle Corp. Japan	2,240	180,588
Oriental Land Co. Ltd.(x)	11,344	1,186,118
ORIX Corp.	73,810	1,196,603
Osaka Gas Co. Ltd.	18,673	364,191
Otsuka Corp.	5,634	210,246
Otsuka Holdings Co. Ltd.	21,800	1,098,826
Panasonic Corp.	122,686	1,429,105
Park24 Co. Ltd.	6,300	190,464
Persol Holdings Co. Ltd.	10,300	241,590
Pola Orbis Holdings, Inc.	4,800	175,321
Rakuten, Inc.	48,000	367,879

See Notes to Portfolio of Investments.

5

EQ ADVISORS TRUST

AXA INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Recruit Holdings Co. Ltd.	61,500	$2,052,526
Renesas Electronics Corp.*	48,000	299,947
Resona Holdings, Inc.	118,859	667,732
Ricoh Co. Ltd.(x)	36,380	390,632
Rinnai Corp.	2,084	158,840
Rohm Co. Ltd.	5,426	395,417
Ryohin Keikaku Co. Ltd.	1,300	386,728
Sankyo Co. Ltd.	2,798	109,462
Santen Pharmaceutical Co. Ltd.	21,655	343,255
SBI Holdings, Inc.	11,560	359,152
Secom Co. Ltd.	51,427	4,192,192
Sega Sammy Holdings, Inc.	10,375	152,950
Seibu Holdings, Inc.	11,500	206,781
Seiko Epson Corp.	16,000	272,910
Sekisui Chemical Co. Ltd.	20,314	374,742
Sekisui House Ltd.	33,170	505,783
Seven & i Holdings Co. Ltd.	41,912	1,866,526
Seven Bank Ltd.(x)	30,200	95,422
Sharp Corp.(x)	8,500	172,738
Shimadzu Corp.	12,640	396,043
Shimamura Co. Ltd.	1,246	118,218
Shimano, Inc.	4,236	682,637
Shimizu Corp.	32,810	299,454
Shin-Etsu Chemical Co. Ltd.	20,464	1,812,798
Shinsei Bank Ltd.	8,417	137,567
Shionogi & Co. Ltd.	15,907	1,039,373
Shiseido Co. Ltd.	20,822	1,612,505
Shizuoka Bank Ltd. (The)	25,424	228,239
Showa Denko KK	7,500	413,880
Showa Shell Sekiyu KK	10,575	224,028
SMC Corp.	8,048	2,575,473
SoftBank Group Corp.	70,572	7,124,281
Sohgo Security Services Co. Ltd.	3,600	158,264
Sompo Holdings, Inc.	18,927	806,088
Sony Corp.	108,964	6,680,542
Sony Financial Holdings, Inc.	10,000	220,384
Stanley Electric Co. Ltd.	7,284	249,061
Subaru Corp.	34,180	1,046,879
SUMCO Corp.	13,700	198,712
Sumitomo Chemical Co. Ltd.	85,158	498,416
Sumitomo Corp.	64,128	1,069,270
Sumitomo Dainippon Pharma Co. Ltd.(x)	9,892	227,145
Sumitomo Electric Industries Ltd.	43,460	681,621
Sumitomo Heavy Industries Ltd.	6,756	241,116
Sumitomo Metal Mining Co. Ltd.	13,291	466,273
Sumitomo Mitsui Financial Group, Inc.	74,952	3,025,259
Sumitomo Mitsui Trust Holdings, Inc.	18,633	766,836
Sumitomo Realty & Development Co. Ltd.	20,526	737,072
Sumitomo Rubber Industries Ltd.	9,636	144,599
Sundrug Co. Ltd.	48,100	1,716,648
Suntory Beverage & Food Ltd.	8,100	342,906
Suzuken Co. Ltd.	4,306	204,272
Suzuki Motor Corp.	19,036	1,090,356
Sysmex Corp.	8,900	766,080
T&D Holdings, Inc.	29,968	494,543
Taiheiyo Cement Corp.	7,000	219,636
Taisei Corp.	11,836	539,610
Taisho Pharmaceutical Holdings Co. Ltd.	1,771	216,504
Taiyo Nippon Sanso Corp.	6,700	100,246
Takashimaya Co. Ltd.	6,977	117,839
Takeda Pharmaceutical Co. Ltd.(x)	39,623	1,695,189
TDK Corp.	7,171	781,981
Teijin Ltd.	11,050	211,916
Terumo Corp.	50,400	2,985,320
THK Co. Ltd.	7,008	178,376
Tobu Railway Co. Ltd.	11,398	337,065
Toho Co. Ltd./Tokyo	6,646	208,528
Toho Gas Co. Ltd.	4,718	179,178
Tohoku Electric Power Co., Inc.	25,459	345,518
Tokio Marine Holdings, Inc.	37,515	1,861,222
Tokyo Electric Power Co. Holdings, Inc.*	84,458	414,782
Tokyo Electron Ltd.	8,636	1,186,481
Tokyo Gas Co. Ltd.	21,842	536,823
Tokyo Tatemono Co. Ltd.	11,300	137,844
Tokyu Corp.	29,305	535,960
Tokyu Fudosan Holdings Corp.	28,992	202,092
Toppan Printing Co. Ltd.	13,955	224,150
Toray Industries, Inc.	390,074	2,930,190
Toshiba Corp.*	36,368	1,051,486
Tosoh Corp.	15,900	244,895
TOTO Ltd.	37,833	1,569,993
Toyo Seikan Group Holdings Ltd.	9,004	186,784
Toyo Suisan Kaisha Ltd.	4,556	176,634
Toyoda Gosei Co. Ltd.	3,542	87,443
Toyota Industries Corp.	8,318	491,964
Toyota Motor Corp.	127,350	7,952,370
Toyota Tsusho Corp.	12,414	468,721
Trend Micro, Inc.	6,782	436,335
Tsuruha Holdings, Inc.	2,100	258,572
Unicharm Corp.	23,082	763,441
United Urban Investment Corp. (REIT)	153	240,098
USS Co. Ltd.	13,210	245,202
West Japan Railway Co.	9,200	641,377
Yahoo Japan Corp.	162,100	583,514
Yakult Honsha Co. Ltd.	6,407	524,988
Yamada Denki Co. Ltd.(x)	39,220	198,482
Yamaguchi Financial Group, Inc.(x)	11,763	128,169
Yamaha Corp.	7,879	417,458
Yamaha Motor Co. Ltd.	15,032	421,378
Yamato Holdings Co. Ltd.	17,536	538,335
Yamazaki Baking Co. Ltd.	6,071	121,506
Yaskawa Electric Corp.(x)	13,640	405,166
Yokogawa Electric Corp.(x)	13,003	275,006
Yokohama Rubber Co. Ltd. (The)(x)	7,500	161,657
ZOZO, Inc.	11,100	336,068

		239,261,813

Jersey (0.0%)
Randgold Resources Ltd.	5,320	377,908

Luxembourg (0.2%)
ArcelorMittal	37,780	1,175,568
Eurofins Scientific SE	629	357,117
RTL Group SA	2,148	153,252
SES SA (FDR)	20,650	453,140
Tenaris SA	25,834	432,822

		2,571,899

Macau (0.1%)
MGM China Holdings Ltd.(x)	48,800	77,299
Sands China Ltd.	132,800	601,373
SJM Holdings Ltd.(x)	95,000	87,860
Wynn Macau Ltd.	90,800	208,780

		975,312

Malta (0.0%)
BGP Holdings plc(r)*	1,331,785	—

Mexico (0.4%)
Fresnillo plc	14,164	151,642
Grupo Financiero Banorte SAB de CV, Class O	656,466	4,746,171

See Notes to Portfolio of Investments.

6

EQ ADVISORS TRUST

AXA INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Grupo Financiero Inbursa SAB de CV, Class O	206,671	$324,242
Grupo Mexico SAB de CV	178,859	515,627

		5,737,682

Netherlands (3.6%)
ABN AMRO Group NV (CVA)(m)	120,701	3,286,281
Aegon NV	102,748	666,624
Akzo Nobel NV	45,254	4,231,745
ASML Holding NV	22,852	4,269,049
EXOR NV	6,319	424,207
Heineken Holding NV	6,478	586,660
Heineken NV	45,019	4,221,269
ING Groep NV	216,643	2,813,149
Koninklijke Ahold Delhaize NV	69,338	1,589,971
Koninklijke DSM NV	10,115	1,071,524
Koninklijke KPN NV	193,358	510,060
Koninklijke Philips NV	154,815	7,052,411
Koninklijke Vopak NV	4,370	215,332
NN Group NV(x)	16,797	749,468
NXP Semiconductors NV*	19,063	1,629,886
Randstad NV	6,670	356,078
Royal Dutch Shell plc, Class A	470,871	16,175,480
Royal Dutch Shell plc, Class B	208,817	7,318,707
Wolters Kluwer NV	16,059	1,000,880

		58,168,781

New Zealand (0.1%)
a2 Milk Co. Ltd.*	41,658	310,922
Auckland International Airport Ltd.	58,123	281,246
Fisher & Paykel Healthcare Corp. Ltd.	33,247	331,669
Fletcher Building Ltd.*	51,183	221,880
Meridian Energy Ltd.	80,354	174,968
Ryman Healthcare Ltd.	17,319	160,719
Spark New Zealand Ltd.	102,301	274,631

		1,756,035

Norway (1.1%)
Aker BP ASA	6,152	261,084
DNB ASA	271,057	5,703,396
Equinor ASA	64,845	1,828,528
Equinor ASA (ADR)	138,258	3,898,876
Gjensidige Forsikring ASA	12,053	203,185
Marine Harvest ASA	20,619	477,679
Norsk Hydro ASA	454,383	2,727,833
Orkla ASA	44,717	377,790
Schibsted ASA, Class B	5,490	190,223
Telenor ASA	41,665	814,487
Yara International ASA	10,212	501,519

		16,984,600

Peru (0.1%)
Credicorp Ltd.	4,669	1,041,560

Portugal (0.1%)
EDP - Energias de Portugal SA	136,683	504,335
Galp Energia SGPS SA	27,345	542,589
Jeronimo Martins SGPS SA	15,122	222,716

		1,269,640

Singapore (1.2%)
Ascendas REIT (REIT)	134,766	260,255
CapitaLand Commercial Trust (REIT)	132,904	173,051
CapitaLand Ltd.	148,202	365,342
CapitaLand Mall Trust (REIT)	144,167	234,118
City Developments Ltd.	16,680	111,155
ComfortDelGro Corp. Ltd.	110,350	196,153
DBS Group Holdings Ltd.	554,560	10,583,717
Genting Singapore Ltd.	366,738	284,366
Golden Agri-Resources Ltd.	271,013	49,562
Jardine Cycle & Carriage Ltd.	5,976	139,843
Keppel Corp. Ltd.	82,885	421,989
Oversea-Chinese Banking Corp. Ltd.	175,452	1,468,250
SATS Ltd.	32,300	123,336
Sembcorp Industries Ltd.	51,812	117,113
Singapore Airlines Ltd.	30,082	214,329
Singapore Exchange Ltd.	47,502	256,091
Singapore Press Holdings Ltd.	101,323	212,719
Singapore Technologies Engineering Ltd.	88,919	231,558
Singapore Telecommunications Ltd.	455,219	1,078,899
Suntec REIT (REIT)	136,500	192,710
United Overseas Bank Ltd.	74,621	1,478,173
UOL Group Ltd.	19,174	96,638
Venture Corp. Ltd.	15,600	201,183
Wilmar International Ltd.	97,955	230,727

		18,721,277

South Africa (0.4%)
Anglo American plc	158,345	3,556,046
Investec plc	39,659	278,928
Mediclinic International plc	23,791	133,029
Naspers Ltd., Class N	8,975	1,936,778

		5,904,781

South Korea (0.4%)
NAVER Corp.	2,039	1,316,136
Samsung Electronics Co. Ltd.	138,116	5,783,627

		7,099,763

Spain (2.0%)
ACS Actividades de Construccion y Servicios SA	14,186	604,144
Aena SME SA(m)	3,768	654,038
Amadeus IT Group SA	107,384	9,976,749
Banco Bilbao Vizcaya Argentaria SA	371,745	2,369,564
Banco de Sabadell SA	320,532	498,314
Banco Santander SA	1,218,326	6,132,727
Bankia SA	58,720	230,233
Bankinter SA	37,601	346,284
CaixaBank SA	200,085	914,831
Enagas SA	12,401	334,758
Endesa SA	18,338	396,232
Ferrovial SA	27,005	560,299
Grifols SA	17,024	479,516
Iberdrola SA	332,284	2,445,190
Industria de Diseno Textil SA	60,796	1,843,032
Mapfre SA	63,384	198,845
Naturgy Energy Group SA	20,367	555,943
Red Electrica Corp. SA	24,703	517,413
Repsol SA	74,774	1,490,203
Siemens Gamesa Renewable Energy SA*	14,594	184,693
Telefonica SA	259,517	2,054,347

		32,787,355

Sweden (1.5%)
Alfa Laval AB	16,161	438,238
Assa Abloy AB, Class B	137,844	2,770,870
Atlas Copco AB, Class A	36,954	1,065,285
Atlas Copco AB, Class B	22,232	593,235
Boliden AB	14,852	414,273
Electrolux AB	14,460	318,896
Epiroc AB, Class A*	36,954	412,892
Epiroc AB, Class B*	22,232	228,889
Essity AB, Class B	33,723	847,685
Hennes & Mauritz AB, Class B(x)	48,861	902,956
Hexagon AB, Class B	14,640	858,231
Husqvarna AB, Class B	24,111	205,370
ICA Gruppen AB	4,300	136,440
Industrivarden AB, Class C	9,665	214,780
Investor AB, Class B	25,394	1,173,495
Kinnevik AB, Class B	13,653	413,397

See Notes to Portfolio of Investments.

7

EQ ADVISORS TRUST

AXA INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
L E Lundbergforetagen AB, Class B	4,874	$164,306
Lundin Petroleum AB	11,077	424,015
Nordea Bank AB	169,331	1,845,467
Sandvik AB	62,941	1,117,193
Securitas AB, Class B	17,053	296,932
Skandinaviska Enskilda Banken AB, Class A	86,744	968,616
Skanska AB, Class B	18,271	358,845
SKF AB, Class B	22,010	434,261
Svenska Handelsbanken AB, Class A	85,140	1,075,339
Swedbank AB, Class A	50,489	1,251,516
Swedish Match AB	10,155	519,896
Tele2 AB, Class B	18,285	220,143
Telefonaktiebolaget LM Ericsson, Class B	170,529	1,513,528
Telia Co. AB	150,467	691,098
Volvo AB, Class B	87,308	1,543,318

		23,419,405

Switzerland (7.5%)
ABB Ltd. (Registered)	103,730	2,451,089
Adecco Group AG (Registered)	9,474	497,544
Baloise Holding AG (Registered)	2,843	433,663
Barry Callebaut AG (Registered)	128	242,592
Chocoladefabriken Lindt & Spruengli AG	56	392,582
Chocoladefabriken Lindt & Spruengli AG (Registered)	6	492,154
Cie Financiere Richemont SA (Registered)(x)	51,080	4,163,848
Clariant AG (Registered)*	11,104	288,971
Coca-Cola HBC AG*	10,719	365,066
Credit Suisse Group AG (Registered)*	547,248	8,224,891
Credit Suisse Group AG (ADR)*	164,394	2,456,046
Dufry AG (Registered)(x)*	1,802	203,170
EMS-Chemie Holding AG (Registered)	436	259,894
Ferguson plc	29,015	2,463,853
Geberit AG (Registered)	2,065	957,803
Givaudan SA (Registered)	515	1,266,247
Glencore plc*	643,361	2,781,493
Julius Baer Group Ltd.(x)*	104,923	5,250,427
Kuehne + Nagel International AG (Registered)	2,964	469,637
LafargeHolcim Ltd. (Registered)*	25,792	1,273,306
Lonza Group AG (Registered)*	15,027	5,129,453
Nestle SA (Registered)	291,487	24,301,474
Novartis AG (Registered)	161,467	13,886,096
Novartis AG (ADR)	44,812	3,861,002
Pargesa Holding SA	1,595	128,149
Partners Group Holding AG	1,001	794,048
Roche Holding AG	76,050	18,423,566
Schindler Holding AG	2,372	591,187
Schindler Holding AG (Registered)	1,075	259,385
SGS SA (Registered)(x)	295	776,727
Sika AG (Registered)	14,469	2,106,807
Sonova Holding AG (Registered)	2,961	589,243
STMicroelectronics NV	37,140	675,712
Straumann Holding AG (Registered)	583	438,408
Swatch Group AG (The)	1,719	683,641
Swatch Group AG (The) (Registered)	2,977	232,057
Swiss Life Holding AG (Registered)*	1,936	733,842
Swiss Prime Site AG (Registered)*	3,965	337,958
Swiss Re AG	17,432	1,609,272
Swisscom AG (Registered)	1,464	664,424
Temenos Group AG (Registered)*	3,429	556,243
UBS Group AG (Registered)*	370,828	5,856,770
Vifor Pharma AG	2,560	443,839
Zurich Insurance Group AG	8,438	2,667,075

		120,680,654

Taiwan (1.0%)
ASE Technology Holding Co. Ltd. (ADR)	497,085	2,400,920
Hon Hai Precision Industry Co. Ltd.	908,800	2,357,350
MediaTek, Inc.	94,000	758,884
Taiwan Semiconductor Manufacturing Co. Ltd.	500,000	4,298,628
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	129,953	5,738,724

		15,554,506

United Arab Emirates (0.0%)
NMC Health plc	5,921	261,930

United Kingdom (10.0%)
3i Group plc	53,100	651,410
Admiral Group plc	11,187	303,288
Ashtead Group plc	76,406	2,426,949
Associated British Foods plc	20,326	606,688
AstraZeneca plc	118,204	9,187,021
Auto Trader Group plc(m)	54,055	314,653
Aviva plc	222,397	1,418,925
Babcock International Group plc	14,349	135,219
BAE Systems plc	175,343	1,439,358
Barclays plc	2,074,579	4,644,942
Barratt Developments plc	58,091	429,309
Berkeley Group Holdings plc	7,190	344,775
BP plc	1,110,493	8,529,626
British American Tobacco plc	127,874	5,974,321
British Land Co. plc (The) (REIT)	54,157	435,388
BT Group plc	470,187	1,380,732
Bunzl plc	19,160	602,602
Burberry Group plc	68,204	1,791,276
Centrica plc	296,579	598,783
CNH Industrial NV	57,698	693,349
Coca-Cola European Partners plc	12,228	556,007
Compass Group plc	154,063	3,425,745
ConvaTec Group plc(m)	71,676	217,114
Croda International plc	30,605	2,075,107
DCC plc	5,003	454,181
Diageo plc	407,748	14,450,363
Direct Line Insurance Group plc	80,440	339,595
easyJet plc	8,971	153,643
Experian plc	133,998	3,441,537
Fiat Chrysler Automobiles NV*	60,104	1,056,805
G4S plc	717,334	2,262,635
GlaxoSmithKline plc	276,427	5,537,013
GVC Holdings plc	31,240	373,997
Hammerson plc (REIT)	43,775	260,576
Hargreaves Lansdown plc	15,029	437,810
HSBC Holdings plc	1,436,136	12,537,716
Imperial Brands plc	53,172	1,851,120
Informa plc	71,169	707,029
InterContinental Hotels Group plc	10,324	643,211
International Consolidated Airlines Group SA	34,255	294,391
Intertek Group plc	22,839	1,486,036
ITV plc	1,061,670	2,184,298
J Sainsbury plc	82,144	344,540
John Wood Group plc	35,870	360,746
Johnson Matthey plc	10,716	497,513
Kingfisher plc	116,131	390,522
Land Securities Group plc (REIT)	42,338	487,490
Legal & General Group plc	330,352	1,128,983
Lloyds Banking Group plc	4,018,929	3,104,724
London Stock Exchange Group plc	17,398	1,039,947

See Notes to Portfolio of Investments.

8

EQ ADVISORS TRUST

AXA INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Marks & Spencer Group plc	94,135	$354,345
Meggitt plc	44,550	328,888
Melrose Industries plc	264,129	688,187
Merlin Entertainments plc(m)	40,761	212,724
Micro Focus International plc	25,086	467,405
Mondi plc	20,447	560,729
National Grid plc	187,763	1,936,795
Next plc	7,798	558,405
Pearson plc	44,454	515,678
Persimmon plc	16,931	521,905
Prudential plc	301,343	6,910,796
Reckitt Benckiser Group plc	74,688	6,829,959
RELX plc (London Stock Exchange)	58,151	1,224,831
RELX plc (Turquoise Stock Exchange)*	166,719	3,502,633
Rolls-Royce Holdings plc*	290,137	3,733,997
Royal Bank of Scotland Group plc	272,511	887,977
Royal Mail plc	50,982	317,033
RSA Insurance Group plc	59,599	446,668
Sage Group plc (The)	62,023	474,050
Schroders plc	7,468	301,261
Segro plc (REIT)	55,303	459,739
Severn Trent plc	13,862	334,072
Sky plc	56,609	1,275,728
Smith & Nephew plc	49,417	901,420
Smiths Group plc	22,700	442,476
SSE plc	55,663	831,436
St James’s Place plc	30,732	458,242
Standard Chartered plc	154,821	1,284,215
Standard Life Aberdeen plc	153,355	611,442
Taylor Wimpey plc	184,322	412,741
Tesco plc	542,407	1,695,322
Travis Perkins plc	15,405	213,940
Unilever NV (CVA)	86,039	4,791,491
Unilever plc	68,673	3,773,674
United Utilities Group plc	37,913	347,887
Vodafone Group plc	1,487,156	3,188,601
Weir Group plc (The)	12,519	287,673
Whitbread plc	10,291	632,705
Wm Morrison Supermarkets plc	126,652	428,213
WPP plc	171,734	2,517,059

		159,671,350

United States (2.2%)
Accenture plc, Class A	30,529	5,196,036
Carnival Corp.	56,007	3,571,566
Carnival plc	9,853	611,812
Core Laboratories NV	28,647	3,318,182
Everest Re Group Ltd.	12,984	2,966,455
ICON plc*	42,877	6,592,339
Invesco Ltd.	64,900	1,484,912
JBS SA	733,400	1,697,958
Luxoft Holding, Inc.*	12,359	585,199
Mettler-Toledo International, Inc.*	2,957	1,800,754
QIAGEN NV*	58,716	2,222,414
Schlumberger Ltd.	32,675	1,990,561
Shire plc	50,736	3,057,488

		35,095,676

Total Common Stocks (79.8%) (Cost $920,958,852)		1,279,229,014

EXCHANGE TRADED FUNDS (ETF):
Equity (10.5%)
iShares China Large-Cap ETF(x)	121,710	5,211,622
iShares Core MSCI EAFE ETF	362,100	23,203,368
iShares Core MSCI Emerging Markets ETF	26,000	1,346,280
iShares Currency Hedged MSCI Japan ETF(x)	240,075	8,222,569
iShares Latin America 40 ETF(x)	54,347	1,705,952
iShares MSCI Australia ETF(x)	124,915	2,763,120
iShares MSCI Austria ETF	83,537	1,911,327
iShares MSCI Belgium ETF(x)	77,097	1,477,950
iShares MSCI EAFE ETF	55,466	3,771,133
iShares MSCI France ETF(x)	91,567	2,874,288
iShares MSCI Germany ETF	292,210	8,690,325
iShares MSCI Hong Kong ETF(x)	10,677	255,394
iShares MSCI Indonesia ETF(x)	22,100	507,637
iShares MSCI Ireland ETF(x)	31,000	1,391,745
iShares MSCI Israel ETF(x)	28,900	1,618,689
iShares MSCI Italy ETF(x)	277,624	7,679,080
iShares MSCI Japan ETF(x)	125,270	7,545,012
iShares MSCI Malaysia ETF(x)	11,464	370,860
iShares MSCI Mexico ETF(x)	11,748	601,850
iShares MSCI Netherlands ETF(x)	9,993	301,689
iShares MSCI New Zealand ETF	30,900	1,501,740
iShares MSCI Norway ETF(x)	48,300	1,411,181
iShares MSCI Poland ETF(x)	12,000	286,320
iShares MSCI Singapore ETF(x)	58,163	1,411,616
iShares MSCI Spain ETF(x)	114,621	3,393,928
iShares MSCI Sweden ETF	5,003	164,199
iShares MSCI Turkey ETF(x)	12,184	290,101
SPDR EURO STOXX 50 ETF	9,664	369,841
SPDR Portfolio Developed World ex- US ETF	391,000	12,031,070
SPDR S&P Emerging Asia Pacific ETF	28,279	2,738,821
Vanguard FTSE Developed Markets ETF(x)	190,900	8,260,243
Vanguard FTSE Emerging Markets ETF	169,900	6,965,900
Vanguard FTSE Europe ETF	681,800	38,330,796
Vanguard FTSE Pacific ETF(x)	88,300	6,278,130
Xtrackers MSCI Japan Hedged Equity ETF	85,050	3,789,828

Total Exchange Traded Funds (10.5%) (Cost $146,181,073)		168,673,604

	Number of Rights	Value (Note 1)
RIGHTS:
Australia (0.0%)
Harvey Norman Holdings Ltd., expiring 10/15/18* (Cost $—)	2,033	1,176

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Company (0.0%)
JPMorgan Prime Money Market Fund, IM Shares	1	1

	Principal Amount	Value (Note 1)
Repurchase Agreements (2.7%)
Deutsche Bank Securities, Inc., 2.26%, dated 9/28/18, due 10/1/18, repurchase price $3,911,181, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 5/15/19-8/15/47; total market value $3,988,653.(xx)	$3,910,444	3,910,444

See Notes to Portfolio of Investments.

9

EQ ADVISORS TRUST

AXA INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

	Principal Amount	Value (Note 1)
HSBC Securities, Inc., 2.18%, dated 9/25/18, due 10/2/18, repurchase price $3,000,727, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 2/15/33-2/15/43; total market value $3,061,112.(xx)	$3,000,000	$3,000,000
ING Bank NV, 2.42%, dated 9/28/18, due 10/1/18, repurchase price $1,000,202, collateralized by various Common Stocks; total market value $1,111,246.(xx)	1,000,000	1,000,000
Natwest Markets Securities, Inc., 2.14%, dated 9/25/18, due 10/2/18, repurchase price $6,001,427, collateralized by various U.S. Government Treasury Securities, ranging from 1.375%-2.125%, maturing 10/31/20-11/15/26; total market value $6,122,183.(xx)	6,000,000	6,000,000
Natwest Markets Securities, Inc., 2.19%, dated 9/28/18, due 10/5/18, repurchase price $2,000,852, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-3.375%, maturing 2/15/19-5/15/44; total market value $2,040,373.(xx)	2,000,000	2,000,000
NBC Global Finance Ltd., 2.37%, dated 9/28/18, due 10/5/18, repurchase price $4,001,843, collateralized by various Common Stocks; total market value $4,450,977.(xx)	4,000,000	4,000,000
Societe Generale SA, 2.19%, dated 9/28/18, due 10/5/18, repurchase price $7,002,981, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-3.875%, maturing 11/8/18-8/15/45; total market value $7,140,005.(xx)	7,000,000	7,000,000
Societe Generale SA, 2.34%, dated 9/28/18, due 10/5/18, repurchase price $8,003,640, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.000%- 4.250%, maturing 2/7/19-2/15/47; total market value $8,885,187.(xx)	8,000,000	8,000,000
Societe Generale SA, 2.34%, dated 9/28/18, due 10/5/18, repurchase price $8,003,640, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.000%- 4.250%, maturing 2/7/19-2/15/47; total market value $8,885,187.(xx)	8,000,000	8,000,000

Total Repurchase Agreements		42,910,444

Total Short-Term Investments (2.7%) (Cost $42,910,445)		42,910,445

Total Investments in Securities (93.0%) (Cost $1,110,050,370)		1,490,814,239
Other Assets Less Liabilities (7.0%)		111,394,983

Net Assets (100%)		$1,602,209,222

See Notes to Portfolio of Investments.

10

EQ ADVISORS TRUST

AXA INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

*	Non-income producing.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At September 30, 2018, the market value of these securities amounted to $8,175,978 or 0.5% of net assets.

(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.

(r)	Value determined using significant unobservable inputs.

(x)	All or a portion of security is on loan at September 30, 2018.

(xx)

At September 30, 2018, the Portfolio had loaned securities with a total value of $50,335,923. This was secured by cash collateral of $42,910,444 which was subsequently invested in joint repurchase agreements with a total value of $42,910,444, for which the Portfolio has a proportionate interest as reported in the Portfolio of Investments as Repurchase Agreements, and $9,773,009 collateralized by various U.S. Government Treasury Securities, ranging from 0.000% - 7.625%, maturing 10/11/18-8/15/48.

Glossary:

ADR — American Depositary Receipt

AUD — Australian Dollar

CHDI — Clearing House Electronic Subregister System (CHESS) Depository Interest

CVA — Dutch Certification

EUR — European Currency Unit

FDR — Finnish Depositary Receipt

GBP — British Pound

JPY — Japanese Yen

REIT — Real Estate Investment Trust

SDR — Swedish Depositary Receipt

USD — United States Dollar

Sector Weightings

As of September 30, 2018

	Market Value	% of Net Assets
Financials	$254,779,543	15.9%
Industrials	170,516,381	10.6
Exchange Traded Funds	168,673,604	10.5
Health Care	148,886,709	9.3
Consumer Discretionary	147,479,195	9.2
Consumer Staples	138,926,347	8.7
Information Technology	109,442,158	6.8
Materials	106,524,623	6.6
Energy	75,192,482	4.7
Communication Services	68,767,795	4.3
Repurchase Agreements	42,910,444	2.7
Real Estate	31,980,677	2.0
Utilities	26,734,280	1.7
Investment Company	1	0.0 #
Cash and Other	111,394,983	7.0

		100.0%

#	Less than 0.05%

See Notes to Portfolio of Investments.

11

EQ ADVISORS TRUST

AXA INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

Investments in companies which were affiliates for nine months ended September 30, 2018, were as follows:

Security Description	Shares at September 30, 2018	Market Value December 31, 2017 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value September 30, 2018 ($)	Dividend/Interest Income ($)	Capital Gain Distributions ($)
AXA SA	108,168	3,353,795	—	(129,196)	33,606	(350,832)	2,907,373	143,277	—

Futures contracts outstanding as of September 30, 2018 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
EURO STOXX 50 Index	1,478	12/2018	EUR	58,121,999	1,060,875
FTSE 100 Index	375	12/2018	GBP	36,592,140	1,088,853
SPI 200 Index	131	12/2018	AUD	14,663,265	21,360
TOPIX Index	231	12/2018	JPY	36,951,462	2,998,709

					5,169,797

Forward foreign currency contracts outstanding as of September 30, 2018 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
AUD	1,661,635	USD	1,179,720	Toronto-Dominion Bank	12/21/2018	22,158
EUR	4,166,928	USD	4,864,551	Toronto-Dominion Bank	12/21/2018	7,220
GBP	2,178,515	USD	2,844,477	Toronto-Dominion Bank	12/21/2018	6,383
USD	678,767	EUR	579,408	Westpac Banking Corp.	12/21/2018	1,351

Total unrealized appreciation						37,112

JPY	14,676,301	USD	129,489	Deutsche Bank AG	10/3/2018	(310)
EUR	440,129	USD	518,233	Westpac Banking Corp.	12/21/2018	(3,655)
JPY	313,119,905	USD	2,829,104	Toronto-Dominion Bank	12/21/2018	(54,597)

Total unrealized depreciation						(58,562)

Net unrealized depreciation						(21,450)

See Notes to Portfolio of Investments.

12

EQ ADVISORS TRUST

AXA INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2018:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Australia	$4,301,764	$63,628,689	$—		$67,930,453
Austria	—	9,304,798	—		9,304,798
Belgium	—	8,185,376	—		8,185,376
Brazil	2,851,506	—	—		2,851,506
Canada	10,997,872	—	—		10,997,872
Chile	2,008,937	254,631	—		2,263,568
China	10,567,336	13,777,478	—		24,344,814
Colombia	2,262,309	210,635	—		2,472,944
Czech Republic	—	1,794,130	—		1,794,130
Denmark	—	14,853,270	—		14,853,270
Finland	—	8,493,903	—		8,493,903
France	—	153,967,747	—		153,967,747
Germany	—	125,559,621	—		125,559,621
Hong Kong	1,994,729	33,202,360	—		35,197,089
India	9,691,095	—	—		9,691,095
Indonesia	—	839,735	—		839,735
Ireland	580,757	12,055,935	—		12,636,692
Israel	6,571,277	2,403,956	—		8,975,233
Italy	—	31,527,241	—		31,527,241
Japan	—	239,261,813	—		239,261,813
Jersey	—	377,908	—		377,908
Luxembourg	—	2,571,899	—		2,571,899
Macau	—	975,312	—		975,312
Malta	—	—	—	(a)	— (a)
Mexico	5,586,040	151,642	—		5,737,682
Netherlands	1,629,886	56,538,895	—		58,168,781
New Zealand	—	1,756,035	—		1,756,035
Norway	3,898,876	13,085,724	—		16,984,600
Peru	1,041,560	—	—		1,041,560
Portugal	—	1,269,640	—		1,269,640
Singapore	—	18,721,277	—		18,721,277
South Africa	—	5,904,781	—		5,904,781
South Korea	—	7,099,763	—		7,099,763
Spain	—	32,787,355	—		32,787,355
Sweden	—	23,419,405	—		23,419,405
Switzerland	6,317,048	114,363,606	—		120,680,654
Taiwan	8,139,644	7,414,862	—		15,554,506
United Arab Emirates	—	261,930	—		261,930
United Kingdom	556,007	159,115,343	—		159,671,350
United States	29,203,962	5,891,714	—		35,095,676
Exchange Traded Funds	168,673,604	—	—		168,673,604
Forward Currency Contracts	—	37,112	—		37,112
Futures	5,169,797	—	—		5,169,797
Rights
Australia	—	1,176	—		1,176
Short-Term Investments
Investment Company	1	—	—		1
Repurchase Agreements	—	42,910,444	—		42,910,444

Total Assets	$282,044,007	$1,213,977,141	$—		$1,496,021,148

Liabilities:
Forward Currency Contracts	$—	$(58,562)	$—		$(58,562)

Total Liabilities	$—	$(58,562)	$—		$(58,562)

Total	$282,044,007	$1,213,918,579	$—		$1,495,962,586

See Notes to Portfolio of Investments.

13

EQ ADVISORS TRUST

AXA INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

(a)	Value is zero.

There were no transfers between Levels 1, 2 or 3 during the nine months ended September 30, 2018.

As of September 30, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$419,403,437
Aggregate gross unrealized depreciation	(71,426,093)

Net unrealized appreciation	$347,977,344

Federal income tax cost of investments in securities and derivative instruments, if applicable	$1,147,985,242

See Notes to Portfolio of Investments.

14

EQ ADVISORS TRUST

AXA INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Australia (6.5%)
Abacus Property Group (REIT)	1	$2
Adelaide Brighton Ltd.	19,241	85,954
AGL Energy Ltd.	27,653	389,785
ALS Ltd.	27,092	175,076
Alumina Ltd.	140,781	281,885
Amcor Ltd.	61,702	610,146
AMP Ltd.	157,373	362,885
Ansell Ltd.(x)	7,597	138,660
APA Group	67,286	485,404
ARB Corp. Ltd.	3,357	46,494
Ardent Leisure Group	20,240	26,115
Aristocrat Leisure Ltd.	35,318	726,062
ASX Ltd.	10,768	495,507
Atlas Arteria Ltd.(x)	34,650	174,826
Aurizon Holdings Ltd.	75,164	223,306
AusNet Services	81,811	96,098
Australia & New Zealand Banking Group Ltd.	140,043	2,852,664
Automotive Holdings Group Ltd.(x)	903	1,443
Aveo Group	16,815	24,553
Bank of Queensland Ltd.	12,653	100,791
Beach Energy Ltd.	64,478	99,741
Bendigo & Adelaide Bank Ltd.	19,828	154,076
BHP Billiton Ltd.	152,997	3,829,866
BHP Billiton plc	118,725	2,586,118
BlueScope Steel Ltd.	30,228	371,018
Boral Ltd.	63,074	315,048
Brambles Ltd.	83,287	656,224
Breville Group Ltd.	5,221	49,364
BWP Trust (REIT)	26,350	63,617
Caltex Australia Ltd.	13,528	292,384
carsales.com Ltd.(x)	14,419	150,713
Challenger Ltd.	30,824	249,549
Charter Hall Group (REIT)	16,050	83,068
Charter Hall Retail REIT (REIT)	14,347	43,972
CIMIC Group Ltd.	5,015	186,185
Cleanaway Waste Management Ltd.	146,280	198,788
Coca-Cola Amatil Ltd.	20,368	143,697
Cochlear Ltd.	3,078	446,410
Commonwealth Bank of Australia	82,383	4,252,505
Computershare Ltd.	26,900	387,921
Corporate Travel Management Ltd.	3,875	85,516
Cromwell Property Group (REIT)(x)	12,599	9,745
Crown Resorts Ltd.	19,246	190,455
CSL Ltd.	21,894	3,182,782
CSR Ltd.	34,360	93,636
Dexus (REIT)	48,336	368,963
Domain Holdings Australia Ltd.	15,333	38,792
Domino’s Pizza Enterprises Ltd.(x)	3,712	142,747
Downer EDI Ltd.	39,493	225,240
DuluxGroup Ltd.	16,116	89,351
Estia Health Ltd.	7,359	12,607
Evolution Mining Ltd.	75,322	144,283
Fairfax Media Ltd.	153,337	91,443
Flight Centre Travel Group Ltd.	3,640	139,873
Fortescue Metals Group Ltd.	85,182	241,369
G8 Education Ltd.(x)	27,893	40,325
Goodman Group (REIT)	85,565	640,773
GPT Group (The) (REIT)	90,714	341,633
GrainCorp Ltd., Class A(x)	7,979	45,564
GUD Holdings Ltd.	4,390	45,918
GWA Group Ltd.	18,054	40,717
Harvey Norman Holdings Ltd.(x)	29,571	75,241
Healthscope Ltd.	61,077	92,714
Iluka Resources Ltd.(x)	22,492	161,771
Incitec Pivot Ltd.	90,163	259,394
Independence Group NL	24,767	83,427
Insurance Australia Group Ltd.	119,711	633,422
Investa Office Fund (REIT)	33,254	132,688
InvoCare Ltd.(x)	6,750	60,307
IOOF Holdings Ltd.	16,411	96,562
IRESS Ltd.(x)	6,640	61,052
JB Hi-Fi Ltd.(x)	5,712	104,007
LendLease Group	33,990	483,040
Macquarie Group Ltd.	16,002	1,457,910
Magellan Financial Group Ltd.	9,442	188,988
Mayne Pharma Group Ltd.(x)*	66,947	62,910
McMillan Shakespeare Ltd.	2,381	29,379
Medibank Pvt Ltd.	140,926	296,437
Metcash Ltd.(x)	53,616	116,269
Mineral Resources Ltd.	9,297	106,853
Mirvac Group (REIT)	198,373	345,579
Monadelphous Group Ltd.(x)	4,750	55,211
National Australia Bank Ltd.	124,601	2,504,786
Navitas Ltd.(x)	20,680	66,820
Newcrest Mining Ltd.	38,597	541,536
Nine Entertainment Co. Holdings Ltd.(x)	43,128	70,456
Northern Star Resources Ltd.	38,712	232,259
Nufarm Ltd.(r)	14,556	70,496
Oil Search Ltd.	61,664	402,502
Orica Ltd.	20,575	253,281
Origin Energy Ltd.*	93,384	557,572
Orora Ltd.(x)	64,835	155,595
OZ Minerals Ltd.	18,845	127,094
Pact Group Holdings Ltd.	12,708	34,172
Perpetual Ltd.	2,833	87,176
Platinum Asset Management Ltd.(x)	15,920	61,682
Premier Investments Ltd.	5,965	79,768
Primary Health Care Ltd.	32,938	72,380
Qantas Airways Ltd.	97,156	414,352
QBE Insurance Group Ltd.	76,287	613,202
Qube Holdings Ltd.	31,841	62,834
Ramsay Health Care Ltd.	6,927	275,044
REA Group Ltd.	2,619	162,678
Regis Resources Ltd.	24,410	65,639
Rio Tinto Ltd.	14,772	840,995
Rio Tinto plc	65,762	3,325,711
Sandfire Resources NL(x)	5,890	31,634
Santos Ltd.	89,919	471,885
Scentre Group (REIT)	274,589	787,992
SEEK Ltd.	18,487	277,423
Seven Group Holdings Ltd.(x)	6,490	106,164
Seven West Media Ltd.*	103,318	74,683
Shopping Centres Australasia Property Group (REIT)	15,034	26,082
Sigma Healthcare Ltd.(x)	76,540	34,856
Sonic Healthcare Ltd.	23,019	414,485
South32 Ltd.	272,984	773,520
Southern Cross Media Group Ltd.	37,539	35,004
Spark Infrastructure Group	92,555	149,864
Star Entertainment Grp Ltd. (The)	52,781	198,013
Steadfast Group Ltd.	38,427	79,164
Stockland (REIT)	124,591	373,751
Suncorp Group Ltd.	64,735	676,637
Super Retail Group Ltd.	5,904	37,855
Sydney Airport	113,843	566,988
Syrah Resources Ltd.*	13,242	22,016
Tabcorp Holdings Ltd.	111,919	393,986
Technology One Ltd.	11,605	46,809
Telstra Corp. Ltd.	544,574	1,255,729
TPG Telecom Ltd.(x)	22,358	138,019

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

AXA INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Transurban Group	131,867	$1,069,491
Treasury Wine Estates Ltd.	39,660	501,407
Vicinity Centres (REIT)	188,468	356,933
Virgin Australia International Holdings Pty. Ltd.(r)*	96,120	—
Vocus Group Ltd.(x)*	29,370	69,635
Wesfarmers Ltd.	54,965	1,980,613
Western Areas Ltd.	22,353	42,980
Westpac Banking Corp.	159,687	3,223,953
Whitehaven Coal Ltd.	29,544	116,176
Woodside Petroleum Ltd.	40,658	1,133,852
Woolworths Group Ltd.	60,172	1,221,349
WorleyParsons Ltd.	14,282	210,914

		60,950,705

Austria (0.2%)
BAWAG Group AG(m)	30,971	1,438,355

Belgium (1.1%)
Anheuser-Busch InBev SA/NV	122,482	10,696,865

Brazil (0.1%)
Ambev SA (Preference)(q)	66,100	301,158
Ambev SA (ADR)	66,109	302,118

		603,276

Chile (0.0%)
Antofagasta plc	21,789	242,818

China (0.8%)
Alibaba Group Holding Ltd. (ADR)*	47,597	7,842,082

Colombia (1.7%)
Bancolombia SA (ADR)	91,166	3,803,446
Cementos Argos SA	636,722	1,654,772
Grupo Argos SA	658,661	3,623,658
Grupo Argos SA (Preference)(q)	92,635	452,732
Grupo Aval Acciones y Valores SA (ADR)	163,115	1,265,772
Grupo de Inversiones Suramericana SA	431,564	5,063,172
Grupo de Inversiones Suramericana SA (Preference)(q)	2,202	25,269

		15,888,821

Denmark (0.5%)
Novo Nordisk A/S, Class B	93,646	4,408,998

Finland (0.3%)
Nokia OYJ	482,923	2,678,453

France (13.0%)
Air Liquide SA	36,737	4,832,641
Airbus SE	48,886	6,140,198
AXA SA‡	172,364	4,632,852
BNP Paribas SA	96,012	5,875,833
Cie Generale des Etablissements Michelin SCA	37,885	4,528,398
Danone SA	55,590	4,305,003
Engie SA	157,039	2,309,211
Essilor International Cie Generale d’Optique SA	55,011	8,140,298
JCDecaux SA	13,839	506,135
Kering SA	6,113	3,276,915
L’Oreal SA	37,621	9,072,307
LVMH Moet Hennessy Louis Vuitton SE	23,283	8,234,169
Orange SA	172,715	2,754,290
Pernod Ricard SA	30,123	4,941,870
Safran SA	30,964	4,339,256
Sanofi	94,611	8,409,971
Schneider Electric SE	61,895	4,980,119
Societe Generale SA	69,282	2,973,862
TOTAL SA	218,684	14,177,947
Unibail-Rodamco-Westfield (CHDI) (REIT)*	7	71
Unibail-Rodamco-Westfield (REIT)	10,764	2,164,824
Vinci SA	47,922	4,563,579
Vivendi SA	404,708	10,417,377

		121,577,126

Germany (11.0%)
adidas AG	15,000	3,672,982
Allianz SE (Registered)	50,981	11,364,766
BASF SE	79,200	7,039,167
Bayer AG (Registered)	168,366	14,956,278
Bayerische Motoren Werke AG	28,652	2,585,132
Daimler AG (Registered)	75,224	4,746,865
Deutsche Boerse AG	23,196	3,107,920
Deutsche Post AG (Registered)	83,115	2,963,536
Deutsche Telekom AG (Registered)*	278,102	4,483,332
Fresenius SE & Co. KGaA	91,089	6,688,192
Linde AG	40,202	9,508,010
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	12,302	2,724,527
SAP SE	136,327	16,777,941
Siemens AG (Registered)	71,789	9,196,907
TUI AG	28,009	537,747
Volkswagen AG (Preference)(q)	15,699	2,763,262

		103,116,564

Ireland (0.5%)
CRH plc (Irish Stock Exchange)	67,582	2,211,174
CRH plc (London Stock Exchange)	53,343	1,746,525
James Hardie Industries plc (CHDI)	24,166	366,138

		4,323,837

Israel (0.5%)
Teva Pharmaceutical Industries Ltd. (ADR)	198,310	4,271,597

Italy (1.4%)
Enel SpA	646,456	3,311,505
Eni SpA	217,840	4,118,094
Intesa Sanpaolo SpA	1,247,832	3,188,799
Telecom Italia SpA*	4,945,468	2,923,940

		13,542,338

Japan (20.4%)
77 Bank Ltd. (The)	200	4,756
A&A Material Corp.	200	2,133
A&D Co. Ltd.	1,200	11,132
ABC-Mart, Inc.	500	27,812
Accretive Co. Ltd.	1,000	3,644
Achilles Corp.	1,000	20,903
Acom Co. Ltd.(x)	14,000	56,434
Adastria Co. Ltd.	2,060	27,522
ADEKA Corp.	5,100	87,529
Advan Co. Ltd.	1,400	12,137
Advanex, Inc.	200	3,732
Advantest Corp.(x)	5,600	117,944
Aeon Co. Ltd.	26,799	645,681
Aeon Delight Co. Ltd.	1,400	51,074
Aeon Fantasy Co. Ltd.	400	14,909
AEON Financial Service Co. Ltd.	4,900	101,476
Aeon Hokkaido Corp.	900	6,709
Aeon Mall Co. Ltd.	5,960	102,393
AGC, Inc.	4,800	199,190
AGORA Hospitality Group Co. Ltd.*	5,000	1,496
Ai Holdings Corp.	2,100	48,646
Aica Kogyo Co. Ltd.	2,100	84,835
Aichi Bank Ltd. (The)	400	17,884
Aichi Corp.	2,100	11,441
Aichi Steel Corp.	600	22,892
Aichi Tokei Denki Co. Ltd.	100	4,163

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

AXA INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Aida Engineering Ltd.	3,300	$29,509
Aiful Corp.*	20,300	60,925
Aigan Co. Ltd.	900	2,907
Ain Holdings, Inc.	1,000	80,708
Aiphone Co. Ltd.	800	12,005
Air Water, Inc.	6,000	110,104
Airport Facilities Co. Ltd.	1,200	6,897
Airtech Japan Ltd.	300	2,094
Aisan Industry Co. Ltd.	1,500	13,043
Aisin Seiki Co. Ltd.	3,348	162,951
Ajinomoto Co., Inc.	14,000	240,336
Akebono Brake Industry Co. Ltd.(x)*	5,700	12,843
Akita Bank Ltd. (The)	800	21,109
Alconix Corp.	800	11,406
Alfresa Holdings Corp.	8,000	214,047
Alpen Co. Ltd.	700	12,414
Alpha Corp.	300	3,929
Alpha Systems, Inc.	360	9,242
Alpine Electronics, Inc.	2,400	45,098
Alps Electric Co. Ltd.	7,200	182,883
Altech Co. Ltd.	500	1,593
Altech Corp.	1,000	22,514
Amada Holdings Co. Ltd.	13,000	138,787
Amano Corp.	3,400	71,040
Amuse, Inc.	600	17,110
ANA Holdings, Inc.	9,900	345,916
Anest Iwata Corp.	2,000	19,961
Anritsu Corp.	5,000	82,380
AOI TYO Holdings, Inc.	500	6,319
AOKI Holdings, Inc.	2,200	30,070
Aomori Bank Ltd. (The)	900	27,249
Aoyama Trading Co. Ltd.	1,600	49,146
Aozora Bank Ltd.	100	3,573
Arakawa Chemical Industries Ltd.	1,000	16,969
Araya Industrial Co. Ltd.	200	3,542
Arcland Sakamoto Co. Ltd.	1,400	19,049
Arcs Co. Ltd.	1,500	40,662
Argo Graphics, Inc.	400	17,409
Ariake Japan Co. Ltd.	600	59,831
Arisawa Manufacturing Co. Ltd.	2,000	17,145
Arrk Corp.*	4,200	4,214
As One Corp.	800	59,778
Asahi Co. Ltd.	500	6,605
Asahi Diamond Industrial Co. Ltd.	4,000	28,199
Asahi Group Holdings Ltd.	13,300	576,505
Asahi Kasei Corp.	46,200	700,604
Asahi Kogyosha Co. Ltd.	200	5,985
Asahi Net, Inc.	1,000	4,656
ASAHI YUKIZAI Corp.	800	19,018
Asanuma Corp.	400	12,991
Ashimori Industry Co. Ltd.	300	6,091
Asics Corp.	7,500	111,820
ASKA Pharmaceutical Co. Ltd.	1,000	13,774
ASKUL Corp.(x)	900	27,011
Astellas Pharma, Inc.	61,000	1,064,091
Asunaro Aoki Construction Co. Ltd.	500	4,260
Atsugi Co. Ltd.	1,100	11,366
Autobacs Seven Co. Ltd.	100	1,716
Avex, Inc.	2,300	32,814
Awa Bank Ltd. (The)	2,000	62,049
Axell Corp.	400	2,415
Axial Retailing, Inc.	700	25,013
Azbil Corp.	4,600	100,081
Azuma Shipping Co. Ltd.	600	1,753
Bandai Namco Holdings, Inc.	7,300	283,660
Bando Chemical Industries Ltd.	2,000	23,799
Bank of Iwate Ltd. (The)	800	34,923
Bank of Kyoto Ltd. (The)	3,200	167,013
Bank of Nagoya Ltd. (The)	1,099	36,949
Bank of Okinawa Ltd. (The)	1,080	38,212
Bank of Saga Ltd. (The)	700	14,410
Bank of the Ryukyus Ltd.	2,500	30,518
Belc Co. Ltd.	600	32,477
Belluna Co. Ltd.(x)	3,000	35,434
Benesse Holdings, Inc.	2,400	68,333
Bic Camera, Inc.	3,000	41,718
BML, Inc.	1,400	42,633
Bookoff Corp.(r)	700	4,842
BP Castrol KK	500	7,208
Bridgestone Corp.	17,900	676,331
Brother Industries Ltd.	9,700	191,575
Bunka Shutter Co. Ltd.	3,000	22,575
CAC Holdings Corp.	700	7,079
Calbee, Inc.	3,500	115,209
Can Do Co. Ltd.	1,000	15,411
Canare Electric Co. Ltd.	100	1,861
Canon Electronics, Inc.	1,100	23,100
Canon Marketing Japan, Inc.	2,300	48,826
Canon, Inc.	34,300	1,089,799
Capcom Co. Ltd.	5,200	131,945
Carlit Holdings Co. Ltd.	1,000	8,836
Casio Computer Co. Ltd.(x)	5,700	93,161
Cawachi Ltd.	800	16,265
Central Glass Co. Ltd.	2,400	62,334
Central Japan Railway Co.	5,900	1,228,604
Central Security Patrols Co. Ltd.	500	22,223
Central Sports Co. Ltd.	400	14,945
Chiba Bank Ltd. (The)	25,000	170,745
Chiba Kogyo Bank Ltd. (The)	2,300	10,283
Chilled & Frozen Logistics Holdings Co. Ltd.	400	5,034
Chino Corp.	400	5,615
Chiyoda Co. Ltd.	1,600	31,516
Chiyoda Corp.	9,000	73,271
Chiyoda Integre Co. Ltd.	400	8,291
Chofu Seisakusho Co. Ltd.	1,200	27,608
Chori Co. Ltd.	800	14,737
Chubu Electric Power Co., Inc.	21,600	326,700
Chubu Shiryo Co. Ltd.	1,200	16,487
Chudenko Corp.	2,000	45,591
Chuetsu Pulp & Paper Co. Ltd.	400	5,798
Chugai Pharmaceutical Co. Ltd.	6,800	436,895
Chugai Ro Co. Ltd.	400	10,667
Chugoku Bank Ltd. (The)	4,800	48,879
Chugoku Electric Power Co., Inc. (The)(x)	1,800	23,130
Chugoku Marine Paints Ltd.(x)	3,000	30,127
Chugokukogyo Co. Ltd.	100	577
Chukyo Bank Ltd. (The)	500	10,143
Chuo Spring Co. Ltd.	100	3,384
CI Takiron Corp.	3,000	16,397
Ci:z Holdings Co. Ltd.	1,000	37,009
Citizen Watch Co. Ltd.	100	659
CKD Corp.	3,400	43,630
Clarion Co. Ltd.	1,200	18,504
Cleanup Corp.	1,200	8,745
CMIC Holdings Co. Ltd.	400	8,065
CMK Corp.	2,400	18,356
Coca-Cola Bottlers Japan Holdings, Inc.	4,373	117,003
cocokara fine, Inc.	1,100	70,577
COLOPL, Inc.	1,700	11,027
Colowide Co. Ltd.(x)	4,000	102,341

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

AXA INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Computer Engineering & Consulting Ltd.	1,600	$39,078
Computer Institute of Japan Ltd.	1,200	8,185
COMSYS Holdings Corp.	3,814	112,956
Concordia Financial Group Ltd.	42,446	208,083
CONEXIO Corp.	1,000	18,430
Core Corp.	400	4,929
Corona Corp.	500	5,606
Cosel Co. Ltd.	1,800	20,547
Cosmo Energy Holdings Co. Ltd.	1,500	61,653
Cosmos Pharmaceutical Corp.	500	112,436
Create Medic Co. Ltd.	300	3,411
Create SD Holdings Co. Ltd.	1,500	39,051
Credit Saison Co. Ltd.	7,300	119,054
Cresco Ltd.	300	8,991
CTI Engineering Co. Ltd.	700	10,467
CyberAgent, Inc.	4,600	244,939
Cybernet Systems Co. Ltd.	1,000	6,522
Cybozu, Inc.	2,000	11,987
Dai Nippon Printing Co. Ltd.	5,100	118,590
Dai Nippon Toryo Co. Ltd.	1,400	16,215
Daibiru Corp.	3,600	37,958
Daicel Corp.	5,200	60,412
Dai-Dan Co. Ltd.	500	12,595
Daido Kogyo Co. Ltd.	400	4,108
Daido Metal Co. Ltd.	1,000	8,247
Daido Steel Co. Ltd.(x)	1,200	58,300
Daidoh Ltd.	1,600	5,591
Daifuku Co. Ltd.(x)	3,600	183,454
Daihen Corp.	1,200	30,713
Daiho Corp.	800	22,672
Daiichi Jitsugyo Co. Ltd.	400	13,765
Dai-ichi Life Holdings, Inc.	36,800	766,154
Daiichi Sankyo Co. Ltd.	20,200	875,594
Daiken Corp.	1,000	19,926
Daiken Medical Co. Ltd.	400	2,975
Daiki Aluminium Industry Co. Ltd.	2,000	13,677
Daikin Industries Ltd.	7,800	1,038,330
Daikoku Denki Co. Ltd.	500	7,816
Daikyo, Inc.	1,000	20,349
Dainichi Co. Ltd.	600	4,219
Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	800	26,052
Daio Paper Corp.(x)	5,000	71,466
Daiohs Corp.	200	2,457
Daiseki Co. Ltd.	1,900	52,508
Daishi Bank Ltd. (The)(r)	1,600	69,424
Daisue Construction Co. Ltd.	400	4,425
Daisyo Corp.	600	9,025
Daito Bank Ltd. (The)	700	7,590
Daito Trust Construction Co. Ltd.	2,900	373,029
Daitobo Co. Ltd.*	1,000	863
Daitron Co. Ltd.	500	10,020
Daiwa House Industry Co. Ltd.	18,500	548,389
Daiwa Industries Ltd.	1,000	10,931
Daiwa Securities Group, Inc.	51,000	310,255
Daiwabo Holdings Co. Ltd.	1,410	91,088
Daiyu Lic Holdings Co. Ltd.	111	1,132
Danto Holdings Corp.*	1,000	1,206
DCM Holdings Co. Ltd.(x)	5,800	52,732
DeNA Co. Ltd.	4,000	70,657
Denka Co. Ltd.	2,600	90,618
Denki Kogyo Co. Ltd.(x)	600	17,638
Denso Corp.	14,600	770,863
Dentsu, Inc.	8,200	380,338
Denyo Co. Ltd.	1,100	18,075
Descente Ltd.	3,000	62,920
DIC Corp.	2,699	97,156
Dijet Industrial Co. Ltd.	100	1,720
Disco Corp.	500	83,700
DKS Co. Ltd.	400	12,727
DMG Mori Co. Ltd.	3,900	65,149
Don Quijote Holdings Co. Ltd.	4,500	227,733
Doshisha Co. Ltd.	1,000	20,753
Doutor Nichires Holdings Co. Ltd.	2,100	38,998
Dowa Holdings Co. Ltd.	1,800	57,191
DTS Corp.	1,100	43,808
Duskin Co. Ltd.	100	2,440
DyDo Group Holdings, Inc.	500	25,040
Dynic Corp.	400	3,436
Eagle Industry Co. Ltd.	1,000	13,026
Earth Corp.(x)	100	4,805
East Japan Railway Co.	10,300	956,843
Ebara Corp.(x)	3,400	117,303
Ebara Jitsugyo Co. Ltd.	300	6,039
Echo Trading Co. Ltd.	300	1,803
Econach Holdings Co. Ltd.*	1,500	1,597
Eco’s Co. Ltd.	400	6,002
EDION Corp.	4,400	49,220
Ehime Bank Ltd. (The)	1,400	15,378
Eighteenth Bank Ltd. (The)	700	23,812
Eiken Chemical Co. Ltd.	2,000	46,488
Eisai Co. Ltd.	7,900	769,002
Eizo Corp.	1,000	45,239
Electric Power Development Co. Ltd.	2,600	71,968
Elematec Corp.	900	21,268
Enplas Corp.	600	17,215
Enshu Ltd.*	200	2,859
EPS Holdings, Inc.	2,000	42,633
ESPEC Corp.	1,200	22,971
euglena Co. Ltd.(x)*	3,600	27,724
Excel Co. Ltd.	600	9,410
Exedy Corp.	1,500	49,705
Ezaki Glico Co. Ltd.	2,000	98,222
Faith, Inc.	400	4,654
FALCO HOLDINGS Co. Ltd.	600	9,954
FamilyMart UNY Holdings Co. Ltd.	2,190	228,021
Fancl Corp.	2,500	122,778
FANUC Corp.	43,900	8,276,166
Fast Retailing Co. Ltd.	900	458,792
FCC Co. Ltd.	1,800	54,101
Feed One Co. Ltd.	7,520	14,031
Felissimo Corp.	300	3,485
FIDEA Holdings Co. Ltd.	7,000	10,535
Financial Products Group Co. Ltd.	4,600	44,049
First Baking Co. Ltd.*	100	998
Foster Electric Co. Ltd.	1,100	13,873
FP Corp.	400	24,327
France Bed Holdings Co. Ltd.	1,600	13,786
F-Tech, Inc.	400	4,728
Fudo Tetra Corp.	980	18,191
Fuji Co. Ltd.	1,300	25,584
Fuji Corp. Ltd.	1,200	9,453
Fuji Electric Co. Ltd.	4,200	168,192
Fuji Kosan Co. Ltd.	400	2,253
Fuji Kyuko Co. Ltd.	1,500	49,045
Fuji Media Holdings, Inc.	7,700	136,963
Fuji Oil Co. Ltd.	3,300	13,970
Fuji Oil Holdings, Inc.	3,300	103,978
Fuji Seal International, Inc.	2,400	85,020
Fuji Soft, Inc.	1,600	80,972
Fujibo Holdings, Inc.	500	15,380
Fujicco Co. Ltd.	1,000	20,674
FUJIFILM Holdings Corp.	14,770	664,923

See Notes to Portfolio of Investments.

4

EQ ADVISORS TRUST

AXA INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Fujikura Kasei Co. Ltd.	1,600	$9,491
Fujikura Ltd.(x)	8,400	39,701
Fujikura Rubber Ltd.	800	4,154
Fujimi, Inc.	1,100	28,579
Fujimori Kogyo Co. Ltd.	900	30,694
Fujita Kanko, Inc.	300	9,043
Fujitec Co. Ltd.	3,000	40,213
Fujitsu General Ltd.	2,000	33,568
Fujitsu Ltd.	7,300	520,162
Fujiya Co. Ltd.	700	15,753
FuKoKu Co. Ltd.	500	4,401
Fukuda Corp.	200	9,998
Fukui Bank Ltd. (The)	1,000	20,903
Fukui Computer Holdings, Inc.	400	7,742
Fukuoka Financial Group, Inc.	5,600	154,022
Fukushima Bank Ltd. (The)*	1,500	9,624
Fukushima Industries Corp.	600	30,628
Fukuyama Transporting Co. Ltd.	1,600	69,213
FULLCAST Holdings Co. Ltd.	1,000	23,130
Funai Electric Co. Ltd.*	1,100	6,370
Funai Soken Holdings, Inc.	2,340	53,094
Furukawa Co. Ltd.(x)	2,100	30,958
Furukawa Electric Co. Ltd.	3,100	103,133
Furusato Industries Ltd.	700	11,675
Fuso Pharmaceutical Industries Ltd.	400	10,396
Futaba Corp.	2,100	37,816
Futaba Industrial Co. Ltd.	3,500	25,660
Future Corp.	1,000	16,247
Fuyo General Lease Co. Ltd.	1,100	66,898
G-7 Holdings, Inc.	300	7,285
Gakken Holdings Co. Ltd.	500	24,952
Gakujo Co. Ltd.	400	5,936
Gecoss Corp.	800	8,597
Genki Sushi Co. Ltd.	300	17,110
Geo Holdings Corp.	2,000	30,259
GLOBERIDE, Inc.	500	13,796
Glory Ltd.	2,100	51,326
GMO internet, Inc.	3,400	59,310
Godo Steel Ltd.	700	14,416
Goldcrest Co. Ltd.	1,100	17,988
Goldwin, Inc.	800	55,272
Gree, Inc.	5,100	24,059
GS Yuasa Corp.(x)	2,800	68,928
GSI Creos Corp.	300	3,947
Gun-Ei Chemical Industry Co. Ltd.	300	8,845
Gunma Bank Ltd. (The)	14,200	73,112
Gunze Ltd.	800	40,275
Gurunavi, Inc.	2,000	16,282
H2O Retailing Corp.	4,760	78,342
Hachijuni Bank Ltd. (The)(x)	10,000	45,855
Hakudo Co. Ltd.	400	6,981
Hakuhodo DY Holdings, Inc.	10,600	185,934
Hakuto Co. Ltd.	700	9,827
Hakuyosha Co. Ltd.	100	2,755
Hamakyorex Co. Ltd.	600	21,810
Hamamatsu Photonics KK	6,000	238,954
Hankyu Hanshin Holdings, Inc.	6,400	227,002
Hanwa Co. Ltd.	2,200	73,191
Happinet Corp.	600	10,546
Hard Off Corp. Co. Ltd.	500	4,365
Harima Chemicals Group, Inc.	1,100	9,739
Harmonic Drive Systems, Inc.(x)	8,000	294,666
Haruyama Holdings, Inc.	500	4,233
Haseko Corp.(x)	10,500	136,310
Hayashikane Sangyo Co. Ltd.	400	2,549
Hazama Ando Corp.	7,520	57,383
Heiwa Corp.(x)	4,220	94,116
Heiwa Real Estate Co. Ltd.	1,800	31,843
Heiwado Co. Ltd.	2,400	64,425
Helios Techno Holding Co. Ltd.	1,100	8,636
Hibiya Engineering Ltd.	1,800	31,225
Hiday Hidaka Corp.	1,491	29,998
Hikari Tsushin, Inc.	900	177,909
Hino Motors Ltd.	900	9,854
Hioki EE Corp.	500	16,326
Hirakawa Hewtech Corp.	400	6,129
Hirose Electric Co. Ltd.	1,023	111,826
Hiroshima Bank Ltd. (The)	10,000	67,682
HIS Co. Ltd.(x)	1,100	36,789
Hisaka Works Ltd.	1,000	10,544
Hisamitsu Pharmaceutical Co., Inc.	2,600	199,314
Hitachi Capital Corp.(x)	1,200	33,427
Hitachi Chemical Co. Ltd.	4,600	93,644
Hitachi Construction Machinery Co. Ltd.	4,200	140,468
Hitachi High-Technologies Corp.	1,800	62,023
Hitachi Ltd.	29,128	989,562
Hitachi Metals Ltd.	9,400	116,404
Hitachi Transport System Ltd.	2,100	58,960
Hitachi Zosen Corp.	5,100	21,321
Hochiki Corp.	1,000	14,663
Hodogaya Chemical Co. Ltd.	200	6,073
Hogy Medical Co. Ltd.	1,200	41,401
Hokkaido Electric Power Co., Inc.	7,100	44,742
Hokkaido Gas Co. Ltd.	400	5,474
Hokkan Holdings Ltd.	600	12,463
Hokko Chemical Industry Co. Ltd.	1,000	5,342
Hokkoku Bank Ltd. (The)(x)	1,400	54,093
Hokuetsu Bank Ltd. (The)(r)	1,300	27,574
Hokuetsu Corp.	8,000	43,584
Hokuhoku Financial Group, Inc.	2,900	40,761
Hokuriku Electric Industry Co. Ltd.	400	4,615
Hokuriku Electric Power Co.(x)*	7,800	79,840
Hokushin Co. Ltd.	800	1,232
Hokuto Corp.	1,400	23,917
Honda Motor Co. Ltd.	55,500	1,679,850
Honeys Holdings Co. Ltd.	1,080	9,714
Hoosiers Holdings	2,000	11,952
Horiba Ltd.	1,400	74,177
Hoshizaki Corp.	1,500	155,254
Hosiden Corp.	3,000	29,414
Hosokawa Micron Corp.	400	21,827
House Foods Group, Inc.	3,600	108,044
House of Rose Co. Ltd.	100	1,672
Howa Machinery Ltd.	600	5,054
Hoya Corp.	110,200	6,546,823
Hulic Co. Ltd.	14,800	145,239
Hurxley Corp.	300	2,926
Hyakugo Bank Ltd. (The)	11,000	44,438
Hyakujushi Bank Ltd. (The)	1,400	41,278
Ibiden Co. Ltd.(x)	4,300	60,288
IBJ Leasing Co. Ltd.	1,700	45,485
Ichibanya Co. Ltd.	800	31,825
Ichiken Co. Ltd.	200	3,996
Ichikoh Industries Ltd.	2,000	17,567
Ichinen Holdings Co. Ltd.	1,300	17,071
Ichiyoshi Securities Co. Ltd.	2,700	28,065
Icom, Inc.	600	13,022
Idec Corp.(x)	1,400	30,681
Idemitsu Kosan Co. Ltd.	3,200	169,266
IDOM, Inc.	3,300	11,182
IHI Corp.	3,200	121,246
Iida Group Holdings Co. Ltd.	5,976	106,297
Iino Kaiun Kaisha Ltd.	5,900	30,222

See Notes to Portfolio of Investments.

5

EQ ADVISORS TRUST

AXA INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Ikegami Tsushinki Co. Ltd.	300	$3,565
Imasen Electric Industrial	800	8,414
Impress Holdings, Inc.	1,000	1,567
Inaba Denki Sangyo Co. Ltd.	100	4,418
Inaba Seisakusho Co. Ltd.	600	7,467
Inabata & Co. Ltd.	3,200	49,203
Inageya Co. Ltd.	1,000	15,033
Ines Corp.	1,600	18,462
I-Net Corp.	550	9,381
Information Services International-Dentsu Ltd.	700	26,030
Inpex Corp.	38,500	480,149
Intage Holdings, Inc.	1,200	10,984
Internet Initiative Japan, Inc.	700	14,201
Inui Global Logistics Co. Ltd.	490	3,959
I’rom Group Co. Ltd.	300	4,948
Iseki & Co. Ltd.	1,300	23,959
Isetan Mitsukoshi Holdings Ltd.	4,500	55,250
Ishihara Sangyo Kaisha Ltd.*	2,100	32,234
Ishii Iron Works Co. Ltd.	100	1,650
Ishikawa Seisakusho Ltd.*	200	2,642
Ishizuka Glass Co. Ltd.	100	2,227
Isuzu Motors Ltd.	20,500	323,143
Itfor, Inc.	1,300	11,281
Ito En Ltd.	3,000	133,075
ITOCHU Corp.	47,700	873,227
Itochu Enex Co. Ltd.	2,700	27,304
Itochu Techno-Solutions Corp.	4,800	104,306
Itochu-Shokuhin Co. Ltd.	300	15,763
Itoham Yonekyu Holdings, Inc.	7,370	50,854
Itoki Corp.	2,600	15,103
IwaiCosmo Holdings, Inc.	1,100	15,548
Iwaki & Co. Ltd.	1,000	5,281
Iwasaki Electric Co. Ltd.	400	5,710
Iwatani Corp.	600	21,361
Iwatsu Electric Co. Ltd.	500	3,463
Iyo Bank Ltd. (The)	4,100	25,621
Izumi Co. Ltd.	1,700	112,964
Izutsuya Co. Ltd.*	600	1,505
J Front Retailing Co. Ltd.	9,500	147,408
Jaccs Co. Ltd.	1,600	33,811
Jafco Co. Ltd.	1,600	62,243
Jalux, Inc.	300	7,530
Janome Sewing Machine Co. Ltd.	1,200	7,446
Japan Airlines Co. Ltd.	8,500	305,527
Japan Airport Terminal Co. Ltd.(x)	1,600	72,804
Japan Asia Investment Co. Ltd.*	800	2,260
Japan Aviation Electronics Industry Ltd.	2,000	33,691
Japan Cash Machine Co. Ltd.	1,100	12,450
Japan Display, Inc.(x)*	17,300	19,033
Japan Electronic Materials Corp.	500	3,855
Japan Exchange Group, Inc.	20,500	357,243
Japan Foods Co. Ltd.	100	1,251
Japan Foundation Engineering Co. Ltd.	1,700	6,075
Japan Medical Dynamic Marketing, Inc.	1,000	11,019
Japan Oil Transportation Co. Ltd.	100	2,596
Japan Petroleum Exploration Co. Ltd.	100	2,294
Japan Pulp & Paper Co. Ltd.	600	25,163
Japan Securities Finance Co. Ltd.	5,546	33,241
Japan Steel Works Ltd. (The)	3,200	77,902
Japan Tobacco, Inc.	128,464	3,353,496
Japan Transcity Corp.	2,000	9,101
Japan Wool Textile Co. Ltd. (The)	4,000	33,093
Jastec Co. Ltd.	700	7,418
JBCC Holdings, Inc.	1,000	12,982
JCU Corp.	800	19,299
Jeans Mate Corp.*	300	1,748
Jeol Ltd.	2,000	43,408
JFE Holdings, Inc.	13,644	313,060
JGC Corp.	9,000	206,425
JK Holdings Co. Ltd.	1,100	8,007
JMS Co. Ltd.	500	2,856
Joban Kosan Co. Ltd.	300	4,800
J-Oil Mills, Inc.	500	17,140
Joshin Denki Co. Ltd.	1,000	29,484
JSP Corp.	800	20,433
JSR Corp.	8,100	151,207
JTEKT Corp.	7,500	109,774
Juki Corp.	1,400	17,361
Juroku Bank Ltd. (The)	1,500	38,167
JVC Kenwood Corp.	5,800	16,284
JXTG Holdings, Inc.	103,550	782,230
K&O Energy Group, Inc.	500	7,794
kabu.com Securities Co. Ltd.	9,800	33,121
Kadokawa Dwango Corp.	1,484	16,235
Kaga Electronics Co. Ltd.	1,200	24,957
Kagome Co. Ltd.	2,200	63,510
Kajima Corp.	9,500	138,043
Kakaku.com, Inc.	5,200	101,693
Kaken Pharmaceutical Co. Ltd.	1,800	95,687
Kamei Corp.	1,000	14,108
Kamigumi Co. Ltd.	1,000	22,038
Kanaden Corp.	1,000	10,958
Kanagawa Chuo Kotsu Co. Ltd.	200	6,803
Kanamoto Co. Ltd.	1,000	35,469
Kandenko Co. Ltd.	6,000	61,943
Kaneka Corp.	2,600	120,137
Kanematsu Corp.	5,400	81,271
Kanematsu Electronics Ltd.	700	23,873
Kanematsu Sustech Corp.	100	1,722
Kansai Electric Power Co., Inc. (The)	24,700	372,391
Kansai Mirai Financial Group, Inc.*	5,564	52,104
Kansai Paint Co. Ltd.(x)	7,800	143,753
Kanto Denka Kogyo Co. Ltd.	2,000	21,546
Kao Corp.	16,200	1,308,034
Kappa Create Co. Ltd.(x)	1,800	21,482
Kasai Kogyo Co. Ltd.	1,000	10,456
Katakura & Co-op Agri Corp.	55	571
Katakura Industries Co. Ltd.	1,400	17,337
Kato Sangyo Co. Ltd.	1,700	57,305
Kato Works Co. Ltd.	400	12,339
KAWADA TECHNOLOGIES, Inc.	200	12,128
Kawai Musical Instruments Manufacturing Co. Ltd.	400	18,553
Kawasaki Heavy Industries Ltd.	2,500	70,520
Kawasaki Kisen Kaisha Ltd.(x)*	3,899	78,824
KDDI Corp.	53,500	1,478,054
Keihan Holdings Co. Ltd.	3,200	122,232
Keihanshin Building Co. Ltd.	1,400	10,658
Keihin Co. Ltd.	200	2,882
Keihin Corp.	2,500	51,707
Keikyu Corp.(x)	8,000	145,819
Keio Corp.	4,600	251,822
Keisei Electric Railway Co. Ltd.	6,000	211,230
Keiyo Bank Ltd. (The)	2,500	21,035
Keiyo Co. Ltd.	2,200	10,650
Kenedix, Inc.(x)	9,400	53,693
Kewpie Corp.	5,100	118,051
Key Coffee, Inc.	1,200	22,042
Keyence Corp.	3,280	1,904,721
Kikkoman Corp.	4,000	237,986

See Notes to Portfolio of Investments.

6

EQ ADVISORS TRUST

AXA INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Kimoto Co. Ltd.	2,200	$5,906
Kimura Chemical Plants Co. Ltd.	1,100	4,463
Kimura Unity Co. Ltd.	200	2,105
Kinden Corp.	5,000	80,048
King Jim Co. Ltd.	1,000	8,810
Kinki Sharyo Co. Ltd. (The)*	100	2,271
Kintetsu Department Store Co. Ltd.*	100	3,472
Kintetsu Group Holdings Co. Ltd.	3,700	148,821
Kintetsu World Express, Inc.	2,200	42,172
Kirin Holdings Co. Ltd.	27,700	709,688
Kirindo Holdings Co. Ltd.	500	8,392
Kisoji Co. Ltd.	1,400	32,899
Kissei Pharmaceutical Co. Ltd.	2,600	82,380
Kitagawa Corp.	500	13,312
Kita-Nippon Bank Ltd. (The)	300	6,979
Kitano Construction Corp.	300	10,720
Kitazawa Sangyo Co. Ltd.	1,000	2,165
Kitz Corp.	5,100	44,079
KNT-CT Holdings Co. Ltd.*	400	4,622
Koa Corp.	1,500	25,889
Koatsu Gas Kogyo Co. Ltd.	1,000	8,511
Kobayashi Pharmaceutical Co. Ltd.	2,600	191,304
Kobayashi Yoko Co. Ltd.	300	787
Kobe Steel Ltd.	12,900	114,672
Koei Tecmo Holdings Co. Ltd.	3,456	59,435
Kohnan Shoji Co. Ltd.	1,100	27,805
Kohsoku Corp.	700	8,231
Koito Manufacturing Co. Ltd.	4,200	275,761
Kojima Co. Ltd.*	1,500	6,878
Kokuyo Co. Ltd.	3,400	61,225
KOMAIHALTEC, Inc.	200	4,299
Komatsu Ltd.	31,890	970,004
Komatsu Wall Industry Co. Ltd.	400	7,780
Komeri Co. Ltd.	1,600	37,388
Komori Corp.	3,400	42,373
Komtasu Matere Co. Ltd.	2,000	18,800
Konaka Co. Ltd.	1,400	6,284
Konami Holdings Corp.	2,800	109,664
Konica Minolta, Inc.	16,600	176,490
Konishi Co. Ltd.	2,000	31,509
Kosaido Co. Ltd.	900	4,182
Kose Corp.	1,200	228,657
Kosei Securities Co. Ltd. (The)	200	2,236
Kourakuen Holdings Corp.	700	10,301
Krosaki Harima Corp.	200	15,420
KRS Corp.	300	7,702
K’s Holdings Corp.	6,800	82,292
Kubota Corp.	27,500	467,369
Kumagai Gumi Co. Ltd.	1,000	27,680
Kumiai Chemical Industry Co. Ltd.	5,140	38,815
Kura Corp.	600	38,972
Kurabo Industries Ltd.	1,200	32,582
Kuraray Co. Ltd.	11,900	178,888
Kuraudia Holdings Co. Ltd.	200	952
Kureha Corp.	800	59,919
Kurimoto Ltd.	600	9,886
Kurita Water Industries Ltd.	3,500	101,963
KYB Corp.	700	31,359
Kyocera Corp.	10,000	600,246
Kyodo Printing Co. Ltd.	300	7,823
Kyoei Sangyo Co. Ltd.	100	1,706
Kyoei Steel Ltd.	1,300	25,355
Kyoei Tanker Co. Ltd.	100	1,708
Kyokuto Boeki Kaisha Ltd.	200	3,804
Kyokuto Kaihatsu Kogyo Co. Ltd.	2,300	36,437
Kyokuto Securities Co. Ltd.	1,600	20,349
Kyokuyo Co. Ltd.	500	14,962
KYORIN Holdings, Inc.(x)	3,000	61,943
Kyoritsu Maintenance Co. Ltd.(x)	1,200	50,748
Kyoritsu Printing Co. Ltd.	1,000	3,001
Kyosan Electric Manufacturing Co. Ltd.	2,000	10,667
Kyoto Kimono Yuzen Co. Ltd.	700	3,345
Kyowa Electronic Instruments Co. Ltd.	1,000	3,925
Kyowa Exeo Corp.	3,058	89,490
Kyowa Hakko Kirin Co. Ltd.	10,000	187,379
Kyowa Leather Cloth Co. Ltd.	700	6,272
Kyudenko Corp.	2,000	79,387
Kyushu Electric Power Co., Inc.	8,800	106,186
Kyushu Financial Group, Inc.	16,770	79,703
Kyushu Railway Co.	1,500	45,679
Land Business Co. Ltd.	1,000	3,362
LAND Co. Ltd.*	1,300	137
LEC, Inc.	1,200	31,156
Leopalace21 Corp.	7,300	40,670
Life Corp.	700	17,928
Lintec Corp.	900	23,051
Lion Corp.	10,000	222,144
LIXIL Group Corp.	8,440	162,531
Look Holdings, Inc.	400	4,661
M3, Inc.	16,600	376,648
Mabuchi Motor Co. Ltd.	2,400	96,849
Macnica Fuji Electronics Holdings, Inc.	1,850	32,679
Maeda Corp.	8,000	105,615
Maeda Road Construction Co. Ltd.	4,000	81,359
Maezawa Industries, Inc.	900	3,652
Maezawa Kasei Industries Co. Ltd.	900	9,759
Maezawa Kyuso Industries Co. Ltd.	400	7,013
Makino Milling Machine Co. Ltd.	1,200	51,223
Makita Corp.	7,000	350,554
Mandom Corp.	1,400	44,482
Marche Corp.	300	2,123
Mars Group Holdings Corp.	600	12,716
Marubeni Construction Material Lease Co. Ltd.	100	2,243
Marubeni Corp.	42,200	386,270
Marubun Corp.	900	6,559
Marudai Food Co. Ltd.	1,200	23,278
Maruha Nichiro Corp.	2,700	99,569
Marui Group Co. Ltd.(x)	6,700	165,348
Maruichi Steel Tube Ltd.	1,600	52,174
Maruka Machinery Co. Ltd.	400	7,587
Marusan Securities Co. Ltd.	3,900	33,192
Maruwa Co. Ltd.	300	20,040
Maruwn Corp.	600	1,843
Maruyama Manufacturing Co., Inc.	200	3,228
Maruzen CHI Holdings Co. Ltd.*	600	2,001
Maruzen Showa Unyu Co. Ltd.	800	20,609
Matsuda Sangyo Co. Ltd.	800	11,209
Matsui Construction Co. Ltd.	1,000	8,141
Matsui Securities Co. Ltd.(x)	100	1,051
Matsumotokiyoshi Holdings Co. Ltd.	3,800	155,853
Matsuya Co. Ltd.	2,200	25,036
Matsuyafoods Holdings Co. Ltd.	500	15,952
Max Co. Ltd.	2,000	29,872
Mazda Motor Corp.	11,400	136,856
Mebuki Financial Group, Inc.	32,760	113,314
MEC Co. Ltd.	800	13,568
Medical System Network Co. Ltd.	400	1,662
Medipal Holdings Corp.	7,600	158,595
Megachips Corp.	1,100	23,139
Megmilk Snow Brand Co. Ltd.	2,700	69,365

See Notes to Portfolio of Investments.

7

EQ ADVISORS TRUST

AXA INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Meidensha Corp.	2,400	$39,289
Meiji Holdings Co. Ltd.	4,800	322,338
Meiji Shipping Co. Ltd.	1,100	4,066
Meiko Network Japan Co. Ltd.	900	8,349
Meitec Corp.	1,000	48,143
Meito Sangyo Co. Ltd.	600	8,967
Meiwa Corp.	900	3,961
Meiwa Estate Co. Ltd.	700	4,011
Melco Holdings, Inc.	600	21,598
Michinoku Bank Ltd. (The)	600	9,468
Milbon Co. Ltd.	1,440	66,031
Mimasu Semiconductor Industry Co. Ltd.	1,000	16,018
Minebea Mitsumi, Inc.	13,137	238,182
Ministop Co. Ltd.	900	17,284
Miraca Holdings, Inc.(x)	2,600	67,620
Mirait Holdings Corp.(x)	3,600	62,038
Misawa Homes Co. Ltd.	1,600	12,505
MISUMI Group, Inc.	7,800	201,831
Mitachi Co. Ltd.	200	1,593
Mito Securities Co. Ltd.	3,000	10,271
Mitsuba Corp.	2,000	18,623
Mitsubishi Chemical Holdings Corp.	49,620	474,932
Mitsubishi Corp.	41,510	1,279,057
Mitsubishi Electric Corp.	66,000	904,145
Mitsubishi Estate Co. Ltd.	51,900	882,510
Mitsubishi Gas Chemical Co., Inc.	6,500	138,387
Mitsubishi Heavy Industries Ltd.(x)	7,100	274,139
Mitsubishi Kakoki Kaisha Ltd.	300	5,207
Mitsubishi Logisnext Co. Ltd.	1,000	13,043
Mitsubishi Logistics Corp.(x)	3,000	77,522
Mitsubishi Materials Corp.	3,700	110,557
Mitsubishi Motors Corp.	26,200	184,936
Mitsubishi Paper Mills Ltd.	1,800	10,583
Mitsubishi Pencil Co. Ltd.	2,000	36,789
Mitsubishi Research Institute, Inc.	400	15,420
Mitsubishi Shokuhin Co. Ltd.	1,100	29,383
Mitsubishi Steel Manufacturing Co. Ltd.	700	13,418
Mitsubishi Tanabe Pharma Corp.	6,000	100,334
Mitsubishi UFJ Financial Group, Inc.	455,600	2,843,390
Mitsubishi UFJ Lease & Finance Co. Ltd.	19,700	115,995
Mitsuboshi Belting Ltd.	1,500	39,606
Mitsui & Co. Ltd.	42,800	761,111
Mitsui Chemicals, Inc.	3,118	77,964
Mitsui E&S Holdings Co. Ltd.	3,400	61,046
Mitsui Fudosan Co. Ltd.	34,800	823,598
Mitsui High-Tec, Inc.	1,400	19,703
Mitsui Matsushima Holdings Co. Ltd.	800	13,279
Mitsui Mining & Smelting Co. Ltd.	1,200	34,747
Mitsui OSK Lines Ltd.	4,100	119,622
Mitsui Sugar Co. Ltd.	1,000	28,692
Mitsui-Soko Holdings Co. Ltd.*	1,000	18,245
Mitsumura Printing Co. Ltd.	100	2,089
Mitsuuroko Group Holdings Co. Ltd.	1,900	13,946
Miura Co. Ltd.	3,000	92,941
Miyaji Engineering Group, Inc.	400	10,431
Miyakoshi Holdings, Inc.*	300	2,791
Miyazaki Bank Ltd. (The)	800	23,447
Miyoshi Oil & Fat Co. Ltd.	400	4,672
Mizuho Financial Group, Inc.	766,480	1,337,056
Mizuno Corp.	1,200	30,185
Mochida Pharmaceutical Co. Ltd.	1,000	82,644
Modec, Inc.	1,000	32,697
Monex Group, Inc.(x)	7,000	33,638
MonotaRO Co. Ltd.(x)	7,200	203,098
Morinaga & Co. Ltd.	1,800	67,250
Morinaga Milk Industry Co. Ltd.	2,200	59,734
Morita Holdings Corp.	2,000	45,274
Morozoff Ltd.	200	10,720
Mory Industries, Inc.	400	10,949
MOS Food Services, Inc.(x)	1,600	41,739
MrMax Holdings Ltd.	1,200	6,474
MS&AD Insurance Group Holdings, Inc.	11,600	387,347
Murata Manufacturing Co. Ltd.	6,965	1,070,619
Musashi Seimitsu Industry Co. Ltd.	2,400	39,141
Musashino Bank Ltd. (The)	1,900	54,850
Mutoh Holdings Co. Ltd.	100	2,070
Nabtesco Corp.	103,100	2,740,380
NAC Co. Ltd.	400	4,020
Nachi-Fujikoshi Corp.	1,200	59,039
Nagaileben Co. Ltd.	1,200	28,685
Nagano Bank Ltd. (The)	400	6,112
Nagano Keiki Co. Ltd.	800	8,393
Nagase & Co. Ltd.	6,300	110,674
Nagatanien Holdings Co. Ltd.	500	13,598
Nagoya Railroad Co. Ltd.	4,000	99,067
Naigai Co. Ltd.*	300	1,368
Nakabayashi Co. Ltd.	1,000	5,914
Nakamuraya Co. Ltd.	300	12,793
Nakano Corp.	1,000	6,152
Nakayama Steel Works Ltd.	600	3,850
Nakayamafuku Co. Ltd.	700	4,380
Nakayo, Inc.	200	2,889
Namura Shipbuilding Co. Ltd.	1,024	5,353
Nankai Electric Railway Co. Ltd.(x)	3,200	80,408
Nanto Bank Ltd. (The)	1,100	27,902
Natori Co. Ltd.	600	9,991
NC Holdings Co. Ltd.	300	1,835
NEC Capital Solutions Ltd.	300	5,099
NEC Corp.	8,100	223,851
NEC Networks & System Integration Corp.	1,100	25,501
NET One Systems Co. Ltd.	900	21,609
Neturen Co. Ltd.	1,700	17,386
Nexon Co. Ltd.*	17,600	230,030
Nexyz Group Corp.	500	9,140
NGK Insulators Ltd.	1,500	24,740
NGK Spark Plug Co. Ltd.	6,100	177,706
NH Foods Ltd.	1,500	55,382
NHK Spring Co. Ltd.	9,700	100,825
Nice Holdings, Inc.	500	5,906
Nichia Steel Works Ltd.	1,000	3,072
Nichias Corp.	3,000	78,023
Nichiban Co. Ltd.	500	12,031
Nichicon Corp.(x)	3,900	38,478
Nichiden Corp.	1,000	17,629
Nichiha Corp.	1,200	31,737
NichiiGakkan Co. Ltd.	2,200	18,627
Nichi-iko Pharmaceutical Co. Ltd.	2,100	31,199
Nichimo Co. Ltd.	100	1,494
Nichirei Corp.	3,500	92,721
Nichireki Co. Ltd.	1,000	10,826
Nidec Corp.	7,927	1,140,352
Nifco, Inc.	3,400	91,419
Nihon Chouzai Co. Ltd.	300	9,426
Nihon Dempa Kogyo Co. Ltd.	900	4,048
Nihon Eslead Corp.	500	7,019
Nihon Kohden Corp.	400	12,674
Nihon M&A Center, Inc.	5,200	156,064
Nihon Nohyaku Co. Ltd.(x)	2,000	14,064
Nihon Parkerizing Co. Ltd.	6,000	81,112

See Notes to Portfolio of Investments.

8

EQ ADVISORS TRUST

AXA INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Nihon Tokushu Toryo Co. Ltd.	1,000	$23,253
Nihon Trim Co. Ltd.	200	10,315
Nihon Unisys Ltd.	3,300	85,158
Nihon Yamamura Glass Co. Ltd.	500	8,080
Nikkato Corp.	400	4,489
Nikkiso Co. Ltd.	4,000	52,350
Nikko Co. Ltd.	200	4,306
Nikkon Holdings Co. Ltd.	3,000	77,786
Nikon Corp.	12,300	231,126
Nintendo Co. Ltd.	4,100	1,496,092
Nippo Corp.	3,000	55,052
Nippon Air Conditioning Services Co. Ltd.	1,200	8,893
Nippon Beet Sugar Manufacturing Co. Ltd.	700	12,821
Nippon Carbide Industries Co., Inc.	300	4,811
Nippon Carbon Co. Ltd.(x)	600	41,560
Nippon Ceramic Co. Ltd.	800	21,299
Nippon Chemical Industrial Co. Ltd.	400	13,255
Nippon Chemi-Con Corp.	700	19,592
Nippon Chemiphar Co. Ltd.	100	4,101
Nippon Chutetsukan KK	100	1,415
Nippon Coke & Engineering Co. Ltd.	10,000	10,033
Nippon Concrete Industries Co. Ltd.	1,000	3,142
Nippon Denko Co. Ltd.(x)	5,000	13,026
Nippon Densetsu Kogyo Co. Ltd.	2,000	41,771
Nippon Electric Glass Co. Ltd.	4,000	125,858
Nippon Express Co. Ltd.	1,800	118,183
Nippon Felt Co. Ltd.	700	3,179
Nippon Filcon Co. Ltd.	900	4,856
Nippon Fine Chemical Co. Ltd.	1,000	12,005
Nippon Flour Mills Co. Ltd.	4,000	70,516
Nippon Gas Co. Ltd.(x)	1,100	54,894
Nippon Hume Corp.	1,000	9,321
Nippon Kanzai Co. Ltd.	800	15,138
Nippon Kayaku Co. Ltd.(x)	5,000	59,453
Nippon Kinzoku Co. Ltd.	300	4,578
Nippon Koei Co. Ltd.	800	21,440
Nippon Koshuha Steel Co. Ltd.	500	3,402
Nippon Light Metal Holdings Co. Ltd.	2,800	6,259
Nippon Paint Holdings Co. Ltd.(x)	5,500	205,246
Nippon Paper Industries Co. Ltd.	4,600	84,656
Nippon Parking Development Co. Ltd.	13,000	20,252
Nippon Pillar Packing Co. Ltd.	1,000	14,337
Nippon Piston Ring Co. Ltd.	400	8,410
Nippon Road Co. Ltd. (The)	400	23,165
Nippon Seisen Co. Ltd.	200	7,411
Nippon Sharyo Ltd.*	400	11,019
Nippon Sheet Glass Co. Ltd.	3,800	41,371
Nippon Shinyaku Co. Ltd.	1,900	124,582
Nippon Shokubai Co. Ltd.(x)	1,000	77,715
Nippon Signal Co. Ltd.	2,800	28,636
Nippon Soda Co. Ltd.	1,400	43,065
Nippon Steel & Sumikin Bussan Corp.	740	37,124
Nippon Steel & Sumitomo Metal Corp.	18,654	394,604
Nippon Suisan Kaisha Ltd.	16,000	104,207
Nippon Systemware Co. Ltd.	400	7,323
Nippon Telegraph & Telephone Corp.	43,420	1,961,199
Nippon Television Holdings, Inc.	1,200	20,785
Nippon Thompson Co. Ltd.	4,000	26,580
Nippon Yakin Kogyo Co. Ltd.	6,500	18,879
Nippon Yusen KK	100	1,881
Nipro Corp.(x)	4,800	65,650
Nishimatsu Construction Co. Ltd.	2,200	55,687
Nishimatsuya Chain Co. Ltd.	700	7,036
Nishi-Nippon Financial Holdings, Inc.	4,000	46,259
Nissan Chemical Corp.	5,300	279,880
Nissan Motor Co. Ltd.	57,620	539,332
Nissan Shatai Co. Ltd.	4,000	36,085
Nissan Tokyo Sales Holdings Co. Ltd.	1,000	3,177
Nissei Build Kogyo Co. Ltd.(r)	2,000	19,292
Nissei Plastic Industrial Co. Ltd.	1,000	10,297
Nissha Co. Ltd.	2,200	42,927
Nisshin Fudosan Co.	1,400	7,307
Nisshin Oillio Group Ltd. (The)	1,200	35,223
Nisshin Seifun Group, Inc.	4,205	92,153
Nisshin Steel Co. Ltd.	2,904	43,552
Nisshinbo Holdings, Inc.	4,368	52,015
Nissin Corp.	800	18,666
Nissin Electric Co. Ltd.(x)	2,000	18,201
Nissin Foods Holdings Co. Ltd.	2,500	171,845
Nissin Kogyo Co. Ltd.	2,100	35,357
Nissui Pharmaceutical Co. Ltd.	500	5,963
Nitori Holdings Co. Ltd.	2,800	401,567
Nitta Corp.	1,100	41,920
Nittetsu Mining Co. Ltd.	300	14,390
Nitto Boseki Co. Ltd.	2,000	46,770
Nitto Denko Corp.	5,320	398,742
Nitto Fuji Flour Milling Co. Ltd.	100	4,770
Nitto Kogyo Corp.	1,800	33,285
Nitto Kohki Co. Ltd.	700	16,252
Nitto Seiko Co. Ltd.	1,000	6,522
Nitto Seimo Co. Ltd.	100	1,495
Nittoc Construction Co. Ltd.	750	4,872
NOF Corp.	2,900	97,883
Nohmi Bosai Ltd.(x)	1,000	22,311
NOK Corp.	5,000	85,856
Nomura Co. Ltd.	2,000	41,296
Nomura Holdings, Inc.	112,000	534,962
Nomura Real Estate Holdings, Inc.	6,400	129,217
Nomura Research Institute Ltd.	5,203	262,852
Noritake Co. Ltd.	600	37,863
Noritsu Koki Co. Ltd.	1,100	30,593
Noritz Corp.	2,300	36,478
North Pacific Bank Ltd.	2,400	8,132
NS Solutions Corp.	2,000	64,601
NS United Kaiun Kaisha Ltd.	400	9,217
NSD Co. Ltd.	2,530	56,180
NSK Ltd.	14,500	166,159
NTN Corp.(x)	23,000	94,130
NTT Data Corp.	22,000	304,577
NTT DOCOMO, Inc.	47,900	1,287,929
NTT Urban Development Corp.	6,200	71,047
Obara Group, Inc.	800	38,585
Obayashi Corp.	8,000	75,761
OBIC Business Consultants Co. Ltd.	600	53,547
Obic Co. Ltd.	2,200	208,150
Odakyu Electric Railway Co. Ltd.(x)	10,499	248,383
Oenon Holdings, Inc.	3,000	10,799
Ogaki Kyoritsu Bank Ltd. (The)	1,600	40,979
Ohara, Inc.(x)	400	10,720
Ohashi Technica, Inc.	600	8,687
OIE Sangyo Co. Ltd.	300	3,884
Oiles Corp.	1,560	33,597
Oita Bank Ltd. (The)	700	25,475
Oizumi Corp.	400	1,845
Oji Holdings Corp.	34,000	246,876
Okabe Co. Ltd.	2,700	26,520

See Notes to Portfolio of Investments.

9

EQ ADVISORS TRUST

AXA INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Okamoto Industries, Inc.	800	$43,725
Okamura Corp.	4,000	53,512
Okasan Securities Group, Inc.	6,000	30,892
Okaya Electric Industries Co. Ltd.	600	2,862
Oki Electric Industry Co. Ltd.	3,600	47,305
Okinawa Electric Power Co., Inc. (The)	2,165	45,636
OKK Corp.	400	4,063
OKUMA Corp.	1,000	55,536
Okumura Corp.	1,300	40,789
Okura Industrial Co. Ltd.	600	12,177
Okuwa Co. Ltd.	1,000	10,183
Olympic Group Corp.(x)	800	7,217
Olympus Corp.	193,500	7,553,006
Omron Corp.	7,200	304,172
Ono Pharmaceutical Co. Ltd.	17,500	495,181
ONO Sokki Co. Ltd.	500	3,785
Onoken Co. Ltd.	1,000	16,045
Onward Holdings Co. Ltd.	1,000	6,698
Optex Group Co. Ltd.	1,600	31,656
Oracle Corp. Japan	1,100	88,682
Organo Corp.	400	11,142
Orient Corp.(x)	16,500	24,252
Oriental Land Co. Ltd.	8,000	836,472
Origin Electric Co. Ltd.	200	3,119
ORIX Corp.	46,500	753,855
Osaka Gas Co. Ltd.	4,000	78,014
Osaka Soda Co. Ltd.(x)	1,000	26,536
Osaka Steel Co. Ltd.	800	15,497
OSAKA Titanium Technologies Co. Ltd.	1,100	17,640
Osaki Electric Co. Ltd.	1,000	7,710
OSG Corp.	2,200	50,092
OSJB Holdings Corp.	450	1,220
Otsuka Corp.	4,200	156,733
Otsuka Holdings Co. Ltd.	11,100	559,494
Oyo Corp.	1,200	16,149
Pacific Industrial Co. Ltd.	2,000	33,146
Pacific Metals Co. Ltd.(x)	899	33,469
Pack Corp. (The)	900	33,308
PAL GROUP Holdings Co. Ltd.	700	17,595
PALTAC Corp.	1,050	57,389
Panasonic Corp.	75,385	878,120
Paramount Bed Holdings Co. Ltd.	900	44,358
Parco Co. Ltd.	500	5,589
Paris Miki Holdings, Inc.	1,500	6,403
Park24 Co. Ltd.	4,000	120,929
Pasco Corp.*	200	2,445
Pasona Group, Inc.	1,000	14,830
Pegasus Sewing Machine Manufacturing Co. Ltd.	1,200	10,995
Penta-Ocean Construction Co. Ltd.	10,300	68,624
Persol Holdings Co. Ltd.	5,100	119,622
PIA Corp.	300	15,525
Pigeon Corp.	4,800	270,375
Pilot Corp.	2,000	120,225
Piolax, Inc.	1,500	33,348
Pioneer Corp.(x)*	17,600	17,969
Plenus Co. Ltd.(x)	1,500	24,450
Pola Orbis Holdings, Inc.	3,000	109,576
Poplar Co. Ltd.*	300	1,740
Press Kogyo Co. Ltd.	5,000	26,404
Prima Meat Packers Ltd.	1,400	33,035
Pronexus, Inc.	1,300	13,867
PS Mitsubishi Construction Co. Ltd.	800	4,140
Raito Kogyo Co. Ltd.	2,900	41,476
Rakuten, Inc.	34,700	265,946
Rasa Corp.	500	4,484
Rasa Industries Ltd.	400	8,421
Recruit Holdings Co. Ltd.	42,900	1,431,762
Relia, Inc.	1,600	19,715
Renaissance, Inc.	500	10,381
Renesas Electronics Corp.*	3,200	19,996
Rengo Co. Ltd.	10,000	85,284
Renown, Inc.*	2,500	2,794
Resol Holdings Co. Ltd.	100	3,947
Resona Holdings, Inc.	63,800	358,419
Resorttrust, Inc.(x)	3,800	62,642
Rheon Automatic Machinery Co. Ltd.	1,000	17,911
Rhythm Watch Co. Ltd.	600	11,412
Ricoh Co. Ltd.(x)	16,400	176,096
Ricoh Leasing Co. Ltd.	800	26,369
Right On Co. Ltd.	900	8,484
Riken Corp.	400	22,285
Riken Keiki Co. Ltd.	1,000	21,651
Riken Technos Corp.	2,000	10,650
Ringer Hut Co. Ltd.(x)	900	19,058
Rinnai Corp.	1,700	129,572
Riso Kagaku Corp.	1,800	43,471
Riso Kyoiku Co. Ltd.	1,300	10,549
Rock Field Co. Ltd.	1,200	19,866
Rohm Co. Ltd.	1,600	116,599
Rohto Pharmaceutical Co. Ltd.	5,000	175,585
Roland DG Corp.	500	12,089
Round One Corp.	3,300	43,711
Royal Holdings Co. Ltd.	1,800	46,957
Ryobi Ltd.	1,400	55,140
Ryoden Corp.	500	7,573
Ryohin Keikaku Co. Ltd.	1,000	297,483
Ryosan Co. Ltd.	1,900	69,064
Ryoyo Electro Corp.	1,600	24,728
S Foods, Inc.	500	21,607
Sagami Holdings Corp.	1,000	12,278
Saibu Gas Co. Ltd.	1,300	30,892
Saizeriya Co. Ltd.(x)	1,600	31,276
Sakai Chemical Industry Co. Ltd.	800	19,736
Sakai Heavy Industries Ltd.	200	6,592
Sakai Moving Service Co. Ltd.	400	22,778
Sakai Ovex Co. Ltd.	300	6,432
Sakata INX Corp.	2,000	25,365
Sakata Seed Corp.	2,000	71,994
Sala Corp.	1,000	6,196
San Holdings, Inc.	200	4,960
San ju San Financial Group, Inc.	990	20,947
San-A Co. Ltd.(x)	800	35,768
San-Ai Oil Co. Ltd.	2,000	24,520
Sanden Holdings Corp.(x)*	1,400	19,234
Sangetsu Corp.(x)	4,200	82,433
San-In Godo Bank Ltd. (The)	7,000	61,486
Sanix, Inc.*	1,800	4,214
Sanken Electric Co. Ltd.	1,400	36,670
Sanki Engineering Co. Ltd.	3,000	32,213
Sanko Metal Industrial Co. Ltd.	100	3,094
Sankyo Co. Ltd.	700	27,385
Sankyo Seiko Co. Ltd.	2,000	8,502
Sankyo Tateyama, Inc.	1,700	21,560
Sankyu, Inc.	1,700	95,459
Sanoh Industrial Co. Ltd.	1,400	9,833
Sanrio Co. Ltd.	2,000	40,539
Sanritsu Corp.	300	2,073
Sanshin Electronics Co. Ltd.(x)	1,500	26,998
Santen Pharmaceutical Co. Ltd.	13,400	212,405
Sanwa Holdings Corp.	8,800	104,791
Sanyo Chemical Industries Ltd.	600	30,576

See Notes to Portfolio of Investments.

10

EQ ADVISORS TRUST

AXA INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Sanyo Housing Nagoya Co. Ltd.	1,000	$9,893
Sanyo Industries Ltd.	100	1,912
Sanyo Shokai Ltd.	600	11,723
Sanyo Special Steel Co. Ltd.	1,200	29,287
Sapporo Holdings Ltd.	21,800	452,999
Sata Construction Co. Ltd.	800	3,070
Sato Holdings Corp.	1,200	39,764
Sato Shoji Corp.	1,000	10,878
Satori Electric Co. Ltd.	900	8,072
Sawai Pharmaceutical Co. Ltd.(x)	1,800	97,113
Saxa Holdings, Inc.	300	5,973
SBI Holdings, Inc.	7,860	244,198
SCREEN Holdings Co. Ltd.	1,300	75,973
Scroll Corp.	1,700	10,414
SCSK Corp.	2,232	105,491
Secom Co. Ltd.	7,200	586,925
Sega Sammy Holdings, Inc.	8,900	131,205
Seibu Holdings, Inc.	7,600	136,656
Seika Corp.	800	14,131
Seikagaku Corp.	2,400	36,522
Seikitokyu Kogyo Co. Ltd.	600	3,734
Seiko Epson Corp.	10,500	179,097
Seiko Holdings Corp.	1,200	33,797
Seino Holdings Co. Ltd.	5,000	75,559
Seiren Co. Ltd.	3,200	54,244
Sekisui Chemical Co. Ltd.	15,400	284,091
Sekisui House Ltd.	13,000	198,227
Sekisui Jushi Corp.	1,000	18,967
Sekisui Plastics Co. Ltd.	1,000	9,717
Senko Group Holdings Co. Ltd.	4,000	33,304
Senshu Ikeda Holdings, Inc.	6,880	23,071
Senshukai Co. Ltd.*	2,200	8,384
Seven & i Holdings Co. Ltd.	23,436	1,043,709
Seven Bank Ltd.(x)	26,000	82,151
Shibaura Mechatronics Corp.	200	6,874
Shibusawa Warehouse Co. Ltd. (The)	600	9,384
Shibuya Corp.	700	26,091
Shiga Bank Ltd. (The)	200	5,147
Shikibo Ltd.	700	8,249
Shikoku Bank Ltd. (The)	1,600	19,532
Shikoku Chemicals Corp.	1,000	13,880
Shikoku Electric Power Co., Inc.(x)	7,600	99,197
Shima Seiki Manufacturing Ltd.	900	39,764
Shimachu Co. Ltd.	100	3,230
Shimadzu Corp.	8,000	250,660
Shimamura Co. Ltd.	800	75,902
Shimano, Inc.	2,900	467,339
Shimizu Bank Ltd. (The)	400	7,527
Shimizu Corp.	24,200	220,871
Shimojima Co. Ltd.	800	7,963
Shin Nippon Air Technologies Co. Ltd.	900	13,450
Shin Nippon Biomedical Laboratories Ltd.*	700	3,826
Shinagawa Refractories Co. Ltd.	300	13,413
Shindengen Electric Manufacturing Co. Ltd.	400	19,116
Shin-Etsu Chemical Co. Ltd.	11,300	1,001,008
Shin-Etsu Polymer Co. Ltd.	2,500	20,529
Shingakukai Holdings Co. Ltd.	600	3,385
Shinkawa Ltd.*	900	4,634
Shin-Keisei Electric Railway Co. Ltd.	200	4,017
Shinko Electric Industries Co. Ltd.	3,100	26,083
Shinko Plantech Co. Ltd.	2,600	27,048
Shinko Shoji Co. Ltd.	1,100	16,052
Shinmaywa Industries Ltd.	5,000	67,770
Shinnihon Corp.	1,600	17,434
Shinsei Bank Ltd.	7,900	129,117
Shinsho Corp.	300	8,396
Shinwa Co. Ltd.	600	11,570
Shinyei Kaisha	100	1,129
Shionogi & Co. Ltd.	10,100	659,940
Ship Healthcare Holdings, Inc.	1,500	58,022
Shiseido Co. Ltd.	13,200	1,022,239
Shizuoka Bank Ltd. (The)	7,000	62,841
Shizuoka Gas Co. Ltd.	3,000	26,589
SHO-BOND Holdings Co. Ltd.	900	72,637
Shobunsha Publications, Inc.	700	4,122
Shochiku Co. Ltd.(x)	400	48,865
Shoko Co. Ltd.*	400	3,390
Showa Corp.	2,600	39,931
Showa Denko KK	800	44,147
Showa Sangyo Co. Ltd.	1,000	25,779
Showa Shell Sekiyu KK	6,200	131,345
Shuei Yobiko Co. Ltd.	200	873
Siix Corp.	1,400	24,372
Sinanen Holdings Co. Ltd.	400	10,262
Sinfonia Technology Co. Ltd.	1,400	20,873
Sintokogio Ltd.	2,600	26,293
SK Japan Co. Ltd.	200	1,125
SKY Perfect JSAT Holdings, Inc.	9,000	43,408
Skylark Holdings Co. Ltd.(x)	3,900	57,700
SMC Corp.	10,500	3,360,148
SMK Corp.	300	8,212
SNT Corp.	2,400	10,646
Soda Nikka Co. Ltd.	1,000	6,073
SoftBank Group Corp.	29,306	2,958,456
Softbank Technology Corp.	400	9,755
Softbrain Co. Ltd.	2,000	8,590
Sogo Medical Co. Ltd.(r)	800	17,647
Sohgo Security Services Co. Ltd.	2,900	127,491
Sojitz Corp.	39,100	141,093
Sompo Holdings, Inc.	12,550	534,496
Sony Corp.	123,600	7,577,870
Sony Financial Holdings, Inc.	7,300	160,880
Soshin Electric Co. Ltd.	600	2,662
Sotetsu Holdings, Inc.	3,000	100,334
SPK Corp.	200	4,503
Square Enix Holdings Co. Ltd.	4,000	165,464
SRA Holdings	600	18,377
ST Corp.	600	11,142
St Marc Holdings Co. Ltd.	800	18,673
Stanley Electric Co. Ltd.	5,400	184,642
Star Micronics Co. Ltd.	2,300	40,891
Starzen Co. Ltd.	400	17,233
Stella Chemifa Corp.(x)	500	18,285
Studio Alice Co. Ltd.	500	10,328
Subaru Corp.	18,100	554,374
Sugi Holdings Co. Ltd.	1,500	73,667
Sugimoto & Co. Ltd.	600	10,667
SUMCO Corp.	8,000	116,036
Sumida Corp.	700	9,069
Suminoe Textile Co. Ltd.	300	8,581
Sumiseki Holdings, Inc.	3,800	4,916
Sumitomo Bakelite Co. Ltd.	1,200	53,969
Sumitomo Chemical Co. Ltd.	44,000	257,525
Sumitomo Corp.	35,880	598,263
Sumitomo Dainippon Pharma Co. Ltd.(x)	7,000	160,738
Sumitomo Densetsu Co. Ltd.	900	14,797
Sumitomo Electric Industries Ltd.	19,000	297,993
Sumitomo Forestry Co. Ltd.(x)	4,800	83,436
Sumitomo Heavy Industries Ltd.	4,000	142,757
Sumitomo Metal Mining Co. Ltd.	8,300	291,179

See Notes to Portfolio of Investments.

11

EQ ADVISORS TRUST

AXA INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Sumitomo Mitsui Construction Co. Ltd.	7,200	$48,414
Sumitomo Mitsui Financial Group, Inc.	49,250	1,987,859
Sumitomo Mitsui Trust Holdings, Inc.	13,741	565,507
Sumitomo Osaka Cement Co. Ltd.(x)	1,300	53,890
Sumitomo Precision Products Co. Ltd.	200	7,103
Sumitomo Realty & Development Co. Ltd.	17,000	610,456
Sumitomo Riko Co. Ltd.	2,000	20,208
Sumitomo Rubber Industries Ltd.	7,284	109,305
Sumitomo Seika Chemicals Co. Ltd.	400	22,461
Sumitomo Warehouse Co. Ltd. (The)	4,500	59,686
Sun Frontier Fudousan Co. Ltd.	1,000	11,442
Sundrug Co. Ltd.	600	21,413
Suntory Beverage & Food Ltd.	1,600	67,735
Sun-Wa Technos Corp.	600	7,383
Suruga Bank Ltd.(x)	5,500	27,495
Suzuden Corp.	300	3,712
Suzuken Co. Ltd.	3,190	151,330
Suzuki Motor Corp.	14,000	801,901
SWCC Showa Holdings Co. Ltd.	1,500	10,601
Sysmex Corp.	5,500	473,420
Systena Corp.	4,000	54,673
T Hasegawa Co. Ltd.	1,600	33,121
T RAD Co. Ltd.	400	10,984
T&D Holdings, Inc.	21,600	356,451
Tac Co. Ltd.	700	1,676
Tachibana Eletech Co. Ltd.	840	14,402
Tachi-S Co. Ltd.	1,600	23,939
Tadano Ltd.	5,000	58,132
Taihei Dengyo Kaisha Ltd.	500	13,246
Taiheiyo Cement Corp.	4,478	140,504
Taiheiyo Kouhatsu, Inc.	400	3,633
Taiho Kogyo Co. Ltd.	800	9,400
Taikisha Ltd.	2,100	68,571
Taiko Pharmaceutical Co. Ltd.	400	7,481
Taisei Corp.	5,500	250,748
Taisei Lamick Co. Ltd.	300	8,476
Taisho Pharmaceutical Holdings Co. Ltd.	2,000	244,499
Taiyo Holdings Co. Ltd.	900	34,734
Taiyo Nippon Sanso Corp.	7,600	113,712
Taiyo Yuden Co. Ltd.(x)	4,700	105,649
Takachiho Koheki Co. Ltd.	500	4,550
Takadakiko Co. Ltd.	100	2,542
Takamatsu Construction Group Co. Ltd.	1,000	27,900
Takano Co. Ltd.	400	3,531
Takaoka Toko Co. Ltd.	400	6,309
Taka-Q Co. Ltd.	500	898
Takara Holdings, Inc.	6,000	88,189
Takara Leben Co. Ltd.	4,400	13,283
Takara Printing Co. Ltd.	700	11,977
Takara Standard Co. Ltd.	2,500	43,764
Takasago International Corp.	800	29,291
Takasago Thermal Engineering Co. Ltd.	3,900	70,572
Takashima & Co. Ltd.	200	3,695
Takashimaya Co. Ltd.	500	8,445
Take And Give Needs Co. Ltd.	600	12,304
Takeda Pharmaceutical Co. Ltd.(x)	21,400	915,555
Takihyo Co. Ltd.	200	3,776
Takuma Co. Ltd.	4,000	53,124
Tamron Co. Ltd.	1,200	25,559
Tamura Corp.	3,000	18,773
Tanaka Co. Ltd.	300	1,867
Tanseisha Co. Ltd.	1,950	20,441
Tatsuta Electric Wire and Cable Co. Ltd.	2,000	11,160
Taya Co. Ltd.*	200	1,162
Tayca Corp.	1,000	23,781
TBK Co. Ltd.	1,000	4,462
TDC Soft, Inc.	800	7,752
TDK Corp.	3,700	403,477
Teac Corp.*	600	1,838
TechnoPro Holdings, Inc.	1,500	93,073
Teijin Ltd.	5,200	99,725
Teikoku Electric Manufacturing Co. Ltd.	800	11,991
Teikoku Sen-I Co. Ltd.	1,000	26,448
Teikoku Tsushin Kogyo Co. Ltd.	400	4,587
Tekken Corp.	800	20,820
Ten Allied Co. Ltd.*	800	3,176
Tenma Corp.	1,100	19,605
Terumo Corp.	11,000	651,558
T-Gaia Corp.	2,000	52,174
THK Co. Ltd.	5,300	134,902
Tigers Polymer Corp.	600	4,093
TIS, Inc.	2,300	114,980
Titan Kogyo Ltd.	100	2,489
TKC Corp.	900	37,665
Toa Corp./Hyogo	1,000	11,679
Toa Corp./Tokyo	1,100	24,194
TOA ROAD Corp.	200	6,715
Toabo Corp.	400	1,975
Toagosei Co. Ltd.	6,500	75,000
Tobishima Corp.	800	13,519
Tobu Railway Co. Ltd.	6,800	201,091
TOC Co. Ltd.	4,700	33,341
Tocalo Co. Ltd.	2,400	24,714
Tochigi Bank Ltd. (The)	6,000	20,067
Toda Corp.	14,000	101,039
Toda Kogyo Corp.	100	2,636
Toei Co. Ltd.	500	60,157
Toenec Corp.	200	5,686
Toho Bank Ltd. (The)	10,000	37,053
Toho Co. Ltd./Kobe	400	8,009
Toho Co. Ltd./Tokyo	5,400	169,433
Toho Gas Co. Ltd.	600	22,786
Toho Holdings Co. Ltd.(x)	3,700	98,183
Toho Titanium Co. Ltd.	2,100	25,284
Toho Zinc Co. Ltd.	700	27,786
Tohoku Bank Ltd. (The)	600	7,187
Tohoku Electric Power Co., Inc.	1,900	25,786
Tohto Suisan Co. Ltd.	200	4,172
Tokai Carbon Co. Ltd.(x)	6,400	125,668
TOKAI Holdings Corp.	2,000	20,067
Tokai Rika Co. Ltd.	2,900	61,257
Tokai Senko KK	100	1,213
Tokai Tokyo Financial Holdings, Inc.(x)	9,600	55,258
Token Corp.	520	34,096
Tokio Marine Holdings, Inc.	167,100	8,290,290
Tokushu Tokai Paper Co. Ltd.	800	33,621
Tokuyama Corp.	2,200	59,831
Tokyo Broadcasting System Holdings, Inc.	3,700	76,983
Tokyo Century Corp.	1,400	86,992
Tokyo Dome Corp.	4,500	39,408
Tokyo Electric Power Co. Holdings, Inc.*	49,500	243,100
Tokyo Electron Ltd.	4,400	604,506

See Notes to Portfolio of Investments.

12

EQ ADVISORS TRUST

AXA INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Tokyo Energy & Systems, Inc.	1,000	$10,069
Tokyo Gas Co. Ltd.	9,000	221,198
Tokyo Individualized Educational Institute, Inc.	900	11,882
Tokyo Keiki, Inc.	800	8,513
Tokyo Kikai Seisakusho Ltd.*	300	1,151
Tokyo Kiraboshi Financial Group, Inc.	1,451	30,918
Tokyo Ohka Kogyo Co. Ltd.	1,300	38,558
Tokyo Rakutenchi Co. Ltd.	200	9,153
Tokyo Rope Manufacturing Co. Ltd.	800	10,463
Tokyo Sangyo Co. Ltd.	1,000	7,208
Tokyo Seimitsu Co. Ltd.	100	2,598
Tokyo Steel Manufacturing Co. Ltd.	3,800	27,826
Tokyo Tatemono Co. Ltd.	7,591	92,599
Tokyo Tekko Co. Ltd.	400	6,414
Tokyo Theatres Co., Inc.	400	4,823
Tokyotokeiba Co. Ltd.	800	30,804
Tokyu Construction Co. Ltd.	4,940	47,696
Tokyu Corp.	18,000	329,203
Tokyu Fudosan Holdings Corp.	22,174	154,566
Toli Corp.	3,000	9,611
Tomato Bank Ltd.	400	5,203
Tomen Devices Corp.	100	2,453
Tomoe Corp.	1,800	7,794
Tomoe Engineering Co. Ltd.	400	8,139
Tomoegawa Co. Ltd.	400	5,217
Tomoku Co. Ltd.	800	14,850
TOMONY Holdings, Inc.	9,400	40,125
Tomy Co. Ltd.	3,700	38,068
Tonami Holdings Co. Ltd.	200	12,762
Top Culture Co. Ltd.	400	1,457
Topcon Corp.	2,800	51,111
Toppan Forms Co. Ltd.	2,600	24,989
Toppan Printing Co. Ltd.	500	8,031
Topre Corp.	2,500	63,237
Topy Industries Ltd.	1,000	29,440
Toray Industries, Inc.	54,000	405,642
Torigoe Co. Ltd. (The)	1,200	10,826
Torii Pharmaceutical Co. Ltd.	800	19,257
Torishima Pump Manufacturing Co. Ltd.	1,500	14,509
Tose Co. Ltd.	300	2,846
Toshiba Machine Co. Ltd.	1,400	31,310
Toshiba Plant Systems & Services Corp.	2,000	42,739
Toshiba TEC Corp.	1,400	40,785
Tosho Printing Co. Ltd.	500	3,516
Tosoh Corp.	10,700	164,804
Totetsu Kogyo Co. Ltd.	1,000	25,709
TOTO Ltd.	5,400	224,089
Totoku Electric Co. Ltd.	100	1,952
Tottori Bank Ltd. (The)	300	4,388
Toukei Computer Co. Ltd.	200	5,835
Tow Co. Ltd.	600	4,473
Towa Bank Ltd. (The)	1,300	12,082
Towa Corp.	1,200	11,417
Towa Pharmaceutical Co. Ltd.	600	44,464
Toyo Construction Co. Ltd.	3,600	14,670
Toyo Corp.	1,600	13,068
Toyo Denki Seizo KK	400	6,256
Toyo Engineering Corp.(x)	1,600	12,758
Toyo Ink SC Holdings Co. Ltd.	200	5,298
Toyo Kanetsu KK	600	15,108
Toyo Logistics Co. Ltd.	1,000	3,116
Toyo Machinery & Metal Co. Ltd.	1,000	6,742
Toyo Securities Co. Ltd.	4,000	9,435
Toyo Seikan Group Holdings Ltd.	4,800	99,574
Toyo Shutter Co. Ltd.	200	1,206
Toyo Sugar Refining Co. Ltd.	200	2,167
Toyo Suisan Kaisha Ltd.	900	34,893
Toyo Tanso Co. Ltd.	700	20,762
Toyo Tire & Rubber Co. Ltd.	5,000	90,081
Toyo Wharf & Warehouse Co. Ltd.	300	4,555
Toyobo Co. Ltd.(x)	1,700	28,847
Toyoda Gosei Co. Ltd.	2,400	59,250
Toyota Boshoku Corp.	1,800	33,601
Toyota Industries Corp.	5,700	337,124
Toyota Motor Corp.	78,280	4,888,194
Toyota Tsusho Corp.	7,800	294,508
TPR Co. Ltd.	1,500	39,672
Transcosmos, Inc.	1,600	40,486
Trend Micro, Inc.	3,400	218,747
Trusco Nakayama Corp.	1,400	38,752
TS Tech Co. Ltd.	2,300	79,352
TSI Holdings Co. Ltd.	4,825	35,162
Tsubakimoto Chain Co.	1,200	55,554
Tsubakimoto Kogyo Co. Ltd.	200	6,073
Tsudakoma Corp.*	300	5,870
Tsugami Corp.	3,000	29,704
Tsukamoto Corp. Co. Ltd.	200	2,204
Tsukishima Kikai Co. Ltd.	2,000	27,636
Tsukuba Bank Ltd.	5,400	13,070
Tsumura & Co.	2,700	93,153
Tsuruha Holdings, Inc.	1,400	172,382
Tsutsumi Jewelry Co. Ltd.	500	9,655
TV Asahi Holdings Corp.	3,000	57,640
Tv Tokyo Holdings Corp.	500	12,388
TYK Corp.(x)	1,000	4,357
UACJ Corp.(x)	1,226	29,361
Ube Industries Ltd.	100	2,720
Uchida Yoko Co. Ltd.	400	10,878
Ueki Corp.	100	2,352
UKC Holdings Corp.	700	16,135
Ulvac, Inc.	1,200	45,045
Unicafe, Inc.	300	3,348
Unicharm Corp.	15,000	496,127
Uniden Holdings Corp.	300	7,654
Union Tool Co.	800	29,924
Unipres Corp.	1,600	31,107
United Arrows Ltd.	1,100	46,858
United Super Markets Holdings, Inc.	3,520	43,806
Unitika Ltd.*	2,900	18,479
U-Shin Ltd.*	1,400	9,586
Ushio, Inc.	6,300	86,388
USS Co. Ltd.	9,100	168,913
Utoc Corp.	900	4,254
Valor Holdings Co. Ltd.	2,400	55,511
Valqua Ltd.	1,000	28,076
Vital KSK Holdings, Inc.	2,300	25,931
Wacoal Holdings Corp.(x)	500	14,346
Wacom Co. Ltd.	8,000	34,079
Wakachiku Construction Co. Ltd.	700	10,190
Wakamoto Pharmaceutical Co. Ltd.	1,000	2,552
Warabeya Nichiyo Holdings Co. Ltd.	700	12,383
Watabe Wedding Corp.	300	1,500
WATAMI Co. Ltd.	1,400	16,006
Weathernews, Inc.	300	9,413
Welcia Holdings Co. Ltd.	2,000	113,360
West Japan Railway Co.	4,200	292,802
Wood One Co. Ltd.	400	4,594
Xebio Holdings Co. Ltd.	1,400	20,417
YAC Holdings Co. Ltd.	500	3,626
Yahagi Construction Co. Ltd.	1,700	12,987

See Notes to Portfolio of Investments.

13

EQ ADVISORS TRUST

AXA INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Yahoo Japan Corp.	50,100	$180,346
Yaizu Suisankagaku Industry Co. Ltd.	600	5,862
Yakult Honsha Co. Ltd.	4,300	352,341
YAMABIKO Corp.	2,000	24,784
Yamada Denki Co. Ltd.(x)	22,372	113,219
Yamagata Bank Ltd. (The)(x)	1,400	30,225
Yamaguchi Financial Group, Inc.	1,000	10,896
Yamaha Corp.	4,800	254,321
Yamaha Motor Co. Ltd.	10,000	280,320
Yamaichi Electronics Co. Ltd.	1,200	16,592
Yamanashi Chuo Bank Ltd. (The)	1,400	25,161
Yamashita Health Care Holdings, Inc.	100	1,252
Yamatane Corp.	600	11,206
Yamato Corp.	1,000	6,363
Yamato Holdings Co. Ltd.	11,700	359,176
Yamato International, Inc.	700	3,087
Yamato Kogyo Co. Ltd.	1,200	37,229
Yamaura Corp.	500	3,908
Yamaya Corp.	110	2,943
Yamazaki Baking Co. Ltd.	6,000	120,084
Yamazawa Co. Ltd.	300	4,549
Yamazen Corp.	4,700	56,051
Yaoko Co. Ltd.	1,000	61,169
Yaskawa Electric Corp.(x)	7,600	225,753
Yasuda Logistics Corp.	1,000	8,053
Yellow Hat Ltd.	1,100	29,431
Yodogawa Steel Works Ltd.	1,800	44,517
Yokogawa Bridge Holdings Corp.	2,000	41,894
Yokogawa Electric Corp.	8,800	186,115
Yokohama Reito Co. Ltd.(x)	2,600	21,076
Yokohama Rubber Co. Ltd. (The)	5,000	107,772
Yokowo Co. Ltd.	1,000	12,788
Yomeishu Seizo Co. Ltd.	500	10,786
Yomiuri Land Co. Ltd.	200	8,009
Yondenko Corp.	200	4,888
Yondoshi Holdings, Inc.	900	18,844
Yorozu Corp.	700	10,819
Yoshinoya Holdings Co. Ltd.	3,000	47,580
Yuasa Trading Co. Ltd.	1,200	43,091
Yuken Kogyo Co. Ltd.	200	4,223
Yurtec Corp.	2,000	16,758
Yushin Precision Equipment Co. Ltd.	1,200	13,117
Yushiro Chemical Industry Co. Ltd.	600	8,307
Zappallas, Inc.*	1,000	3,450
Zenkoku Hosho Co. Ltd.	2,400	96,004
Zenrin Co. Ltd.	2,550	79,000
Zensho Holdings Co. Ltd.(x)	4,600	90,769
Zeon Corp.	7,000	73,684
Zeria Pharmaceutical Co. Ltd.(x)	1,100	24,339
ZOZO, Inc.	6,800	205,879
Zuken, Inc.	800	13,124

		190,100,740

Jersey (0.0%)
Randgold Resources Ltd.	6,151	436,938

Mexico (0.4%)
Fibra Uno Administracion SA de CV (REIT)(x)	1,569,000	2,063,327
Fresnillo plc	12,042	128,923
Grupo Televisa SAB (ADR)	79,311	1,406,977

		3,599,227

Netherlands (4.6%)
ASML Holding NV	64,544	12,057,654
Heineken NV	45,231	4,241,148
ING Groep NV	333,221	4,326,936
Koninklijke Ahold Delhaize NV	101,540	2,328,387
Koninklijke Philips NV	80,686	3,675,554
Royal Dutch Shell plc, Class A	262,682	9,026,841
Royal Dutch Shell plc, Class B	214,024	7,501,204

		43,157,724

New Zealand (0.0%)
Fletcher Building Ltd.(x)*	17,976	77,704
SKYCITY Entertainment Group Ltd.	12,612	33,640
Spark New Zealand Ltd.(x)	15,442	41,189
Trade Me Group Ltd.	13,185	45,557

		198,090

Norway (0.3%)
Equinor ASA	85,259	2,404,170

South Africa (0.1%)
Anglo American plc	59,160	1,328,590

Spain (2.9%)
Amadeus IT Group SA	36,133	3,357,017
Banco Bilbao Vizcaya Argentaria SA	1,098,548	7,002,326
Banco Santander SA	1,354,656	6,818,975
Iberdrola SA	504,331	3,711,238
Industria de Diseno Textil SA	92,240	2,796,257
Telefonica SA	372,326	2,947,347

		26,633,160

Sweden (1.1%)
Atlas Copco AB, Class A	160,163	4,617,071
Epiroc AB, Class A*	160,163	1,789,521
Investor AB, Class B	77,776	3,594,145

		10,000,737

Switzerland (1.8%)
Cie Financiere Richemont SA (Registered)	52,829	4,306,419
Coca-Cola HBC AG*	12,700	432,535
Ferguson plc	15,091	1,281,475
Glencore plc*	666,718	2,882,474
LafargeHolcim Ltd. (Registered)*	38,908	1,920,820
Novartis AG (Registered)	69,937	6,014,553

		16,838,276

Taiwan (0.3%)
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	68,526	3,026,108

United Kingdom (16.1%)
3i Group plc	57,066	700,063
Admiral Group plc	12,783	346,556
Ashtead Group plc	31,278	993,510
Associated British Foods plc	21,885	653,220
AstraZeneca plc	72,368	5,624,567
Aviva plc	239,756	1,529,678
BAE Systems plc	190,736	1,565,716
Barclays plc	1,017,590	2,278,364
Barratt Developments plc	63,007	465,639
BP plc	1,915,959	14,716,359
British American Tobacco plc	258,794	12,090,952
British Land Co. plc (The) (REIT)	66,861	537,520
BT Group plc	501,907	1,473,880
Bunzl plc	21,022	661,164
Burberry Group plc	26,989	708,826
Centrica plc	334,294	674,928
Compass Group plc	94,666	2,104,994
ConvaTec Group plc(m)	529,417	1,603,658
CYBG plc (CHDI)(x)	42,653	183,449
Diageo plc	261,840	9,279,464
Direct Line Insurance Group plc	89,880	379,448
easyJet plc	16,309	279,319
Experian plc	55,638	1,428,978
GlaxoSmithKline plc	278,260	5,573,729
GVC Holdings plc	31,540	377,588
Hargreaves Lansdown plc	15,090	439,587
HSBC Holdings plc	1,147,488	10,017,769
Imperial Brands plc	57,213	1,991,803

See Notes to Portfolio of Investments.

14

EQ ADVISORS TRUST

AXA INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Informa plc	71,594	$711,252
InterContinental Hotels Group plc	11,952	744,640
International Consolidated Airlines Group SA	98,321	846,057
Intertek Group plc	10,157	660,873
ITV plc	247,389	508,982
J Sainsbury plc	94,446	396,139
Janus Henderson Group plc (CHDI)	4,692	127,999
Johnson Matthey plc	12,801	594,313
Kingfisher plc	137,895	463,709
Land Securities Group plc (REIT)	44,850	516,413
Legal & General Group plc	337,899	1,154,775
Liberty Global plc, Class A*	41,706	1,206,554
Liberty Global plc, Class C*	36,998	1,041,864
Lloyds Banking Group plc	3,622,400	2,798,395
London Stock Exchange Group plc	18,741	1,120,223
Marks & Spencer Group plc	108,582	408,726
Melrose Industries plc	281,563	733,611
Mondi plc	21,964	602,331
National Grid plc	191,522	1,975,570
Next plc	8,823	631,804
Ocado Group plc*	31,500	369,185
Pearson plc	54,130	627,922
Persimmon plc	19,330	595,855
Prudential plc	147,956	3,393,123
Reckitt Benckiser Group plc	122,091	11,164,800
RELX plc	107,320	2,260,475
Rolls-Royce Holdings plc*	602,648	7,755,942
Royal Bank of Scotland Group plc	148,548	484,044
RSA Insurance Group plc	61,051	457,550
Sage Group plc (The)	64,806	495,321
Schroders plc	7,268	293,193
Severn Trent plc	14,862	358,172
Sky plc	65,046	1,465,863
Smith & Nephew plc	55,099	1,005,065
SSE plc	62,909	939,669
St James’s Place plc	34,729	517,841
Standard Chartered plc	161,487	1,339,508
Standard Life Aberdeen plc	128,830	513,658
Taylor Wimpey plc	214,642	480,635
Tesco plc	551,779	1,724,615
Unilever NV (CVA)	128,667	7,165,435
Unilever plc	65,476	3,597,994
United Utilities Group plc	46,175	423,699
Vodafone Group plc	1,524,253	3,268,140
Weir Group plc (The)	70,151	1,611,996
Whitbread plc	11,968	735,809
WPP plc	73,370	1,075,365

		150,045,832

United States (4.5%)
Carnival plc	11,303	701,848
Las Vegas Sands Corp.	197,721	11,730,787
News Corp. (CHDI), Class B	2,956	39,658
Philip Morris International, Inc.	60,534	4,935,942
ResMed, Inc. (CHDI)	30,314	347,751
Schlumberger Ltd.	179,970	10,963,773
Shire plc	83,420	5,027,114
Sims Metal Management Ltd.	6,823	62,390
Transocean Ltd.(x)*	53,378	744,623
Wynn Resorts Ltd.	60,247	7,654,984

		42,208,870

Total Common Stocks (90.1%) (Cost $724,026,257)		841,560,297

	Number of Rights	Value (Note 1)
RIGHTS:
Australia (0.0%)
Harvey Norman Holdings Ltd., expiring 10/15/18* (Cost $—)	1,739	1,005

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Repurchase Agreements (0.8%)
Citigroup Global Markets, Inc., 2.44%, dated 9/28/18, due 10/5/18, repurchase price $1,500,712, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 1.625%-2.250%, maturing 11/30/19-11/15/27; total market value $1,581,429.(xx)	$1,500,000	1,500,000
Deutsche Bank Securities, Inc., 2.26%, dated 9/28/18, due 10/1/18, repurchase price $628,293, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 5/15/19-8/15/47; total market value $640,738.(xx)	628,175	628,175
HSBC Securities, Inc., 2.18%, dated 9/25/18, due 10/2/18, repurchase price $1,000,242, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 2/15/33-2/15/43; total market value $1,020,371.(xx)	1,000,000	1,000,000
ING Bank NV, 2.42%, dated 9/28/18, due 10/1/18, repurchase price $1,000,202, collateralized by various Common Stocks; total market value $1,111,246.(xx)	1,000,000	1,000,000
Natwest Markets Securities, Inc., 2.14%, dated 9/25/18, due 10/2/18, repurchase price $3,000,713, collateralized by various U.S. Government Treasury Securities, ranging from 1.375%-2.125%, maturing 10/31/20-11/15/26; total market value $3,061,091.(xx)	3,000,000	3,000,000

Total Repurchase Agreements		7,128,175

Total Short-Term Investments (0.8%) (Cost $7,128,175)		7,128,175

Total Investments in Securities (90.9%) (Cost $731,154,432)		848,689,477
Other Assets Less Liabilities (9.1%)		84,949,579

Net Assets (100%)		$933,639,056

See Notes to Portfolio of Investments.

15

EQ ADVISORS TRUST

AXA INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

*	Non-income producing.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At September 30, 2018, the market value of these securities amounted to $3,042,013 or 0.3% of net assets.

(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.

(r)	Value determined using significant unobservable inputs.

(x)	All or a portion of security is on loan at September 30, 2018.

(xx)

At September 30, 2018, the Portfolio had loaned securities with a total value of $8,494,211. This was secured by cash collateral of $7,128,175 which was subsequently invested in joint repurchase agreements with a total value of $7,128,175, for which the Portfolio has a proportionate interest as reported in the Portfolio of Investments as Repurchase Agreements, and $1,830,020 collateralized by various U.S. Government Treasury Securities, ranging from 0.000% - 8.750%, maturing 10/4/18-8/15/48.

Glossary:

ADR — American Depositary Receipt

AUD — Australian Dollar

CHDI — Clearing House Electronic Subregister System (CHESS) Depository Interest

CVA — Dutch Certification

EUR — European Currency Unit

GBP — British Pound

JPY — Japanese Yen

REIT — Real Estate Investment Trust

USD — United States Dollar

Sector Weightings

As of September 30, 2018

	Market Value	% of Net Assets
Financials	$137,618,032	14.7%
Consumer Staples	110,207,422	11.8
Industrials	108,985,596	11.7
Consumer Discretionary	108,617,319	11.6
Health Care	105,301,184	11.3
Energy	68,759,823	7.4
Materials	66,126,667	7.1
Information Technology	54,709,566	5.9
Communication Services	50,923,740	5.4
Utilities	16,711,460	1.8
Real Estate	13,600,493	1.4
Repurchase Agreements	7,128,175	0.8
Cash and Other	84,949,579	9.1

		100.0%

See Notes to Portfolio of Investments.

16

EQ ADVISORS TRUST

AXA INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

Investments in companies which were affiliates for nine months ended September 30, 2018, were as follows:

Security Description	Shares at September 30, 2018	Market Value December 31, 2017 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value September 30, 2018 ($)	Dividend/Interest Income ($)	Capital Gain Distributions ($)
AXA SA	172,364	5,547,614	—	(387,770)	62,699	(589,691)	4,632,852	230,513	—

Futures contracts outstanding as of September 30, 2018 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
EURO STOXX 50 Index	875	12/2018	EUR	34,409,167	630,978
FTSE 100 Index	222	12/2018	GBP	21,662,547	645,007
SPI 200 Index	78	12/2018	AUD	8,730,798	12,652
TOPIX Index	137	12/2018	JPY	21,914,936	1,781,688

					3,070,325

Forward foreign currency contracts outstanding as of September 30, 2018 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
AUD	1,060,091	USD	752,658	HSBC Bank plc	12/21/2018	14,116
EUR	2,608,974	USD	3,045,944	HSBC Bank plc	12/21/2018	4,343
GBP	1,483,747	USD	1,937,405	HSBC Bank plc	12/21/2018	4,263

Total unrealized appreciation						22,722

JPY	90,311,294	USD	796,136	JPMorgan Chase Bank	10/3/2018	(1,224)
JPY	189,885,761	USD	1,715,766	HSBC Bank plc	12/21/2018	(33,218)

Total unrealized depreciation						(34,442)

Net unrealized depreciation						(11,720)

See Notes to Portfolio of Investments.

17

EQ ADVISORS TRUST

AXA INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2018:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)(a)	Total
Assets:
Common Stocks
Australia	$—	$60,880,209	$70,496	$60,950,705
Austria	—	1,438,355	—	1,438,355
Belgium	—	10,696,865	—	10,696,865
Brazil	603,276	—	—	603,276
Chile	—	242,818	—	242,818
China	7,842,082	—	—	7,842,082
Colombia	15,888,821	—	—	15,888,821
Denmark	—	4,408,998	—	4,408,998
Finland	—	2,678,453	—	2,678,453
France	—	121,577,126	—	121,577,126
Germany	—	103,116,564	—	103,116,564
Ireland	—	4,323,837	—	4,323,837
Israel	4,271,597	—	—	4,271,597
Italy	—	13,542,338	—	13,542,338
Japan	—	189,961,961	138,779	190,100,740
Jersey	—	436,938	—	436,938
Mexico	3,470,304	128,923	—	3,599,227
Netherlands	—	43,157,724	—	43,157,724
New Zealand	—	198,090	—	198,090
Norway	—	2,404,170	—	2,404,170
South Africa	—	1,328,590	—	1,328,590
Spain	—	26,633,160	—	26,633,160
Sweden	—	10,000,737	—	10,000,737
Switzerland	—	16,838,276	—	16,838,276
Taiwan	3,026,108	—	—	3,026,108
United Kingdom	2,248,418	147,797,414	—	150,045,832
United States	36,030,109	6,178,761	—	42,208,870
Forward Currency Contracts	—	22,722	—	22,722
Futures	3,070,325	—	—	3,070,325
Rights
Australia	—	1,005	—	1,005
Short-Term Investments
Repurchase Agreements	—	7,128,175	—	7,128,175

Total Assets	$76,451,040	$775,122,209	$209,275	$851,782,524

Liabilities:
Forward Currency Contracts	$—	$(34,442)	$—	$(34,442)

Total Liabilities	$—	$(34,442)	$—	$(34,442)

Total	$76,451,040	$775,087,767	$209,275	$851,748,082

(a)	Securities with a market value of $209,275 transferred from Level 2 to Level 3 at the end of the period due to inactive trading.

There were no additional transfers between Levels 1, 2 or 3 during the nine months ended September 30, 2018.

As of September 30, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$197,199,429
Aggregate gross unrealized depreciation	(82,869,435)

Net unrealized appreciation	$114,329,994

Federal income tax cost of investments in securities and derivative instruments, if applicable	$737,418,088

See Notes to Portfolio of Investments.

18

EQ ADVISORS TRUST

AXA LARGE CAP CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (8.0%)
Diversified Telecommunication Services (1.5%)
AT&T, Inc.	801,368	$26,909,938
CenturyLink, Inc.	53,047	1,124,596
Verizon Communications, Inc.	228,253	12,186,428

		40,220,962

Entertainment (1.4%)
Activision Blizzard, Inc.	123,217	10,250,422
Electronic Arts, Inc.*	63,836	7,691,600
Take-Two Interactive Software, Inc.*	6,290	867,957
Twenty-First Century Fox, Inc., Class A	58,270	2,699,649
Twenty-First Century Fox, Inc., Class B	26,908	1,232,925
Viacom, Inc., Class B	18,652	629,692
Walt Disney Co. (The)	127,082	14,860,968

		38,233,213

Interactive Media & Services (3.5%)
Alphabet, Inc., Class A*	16,512	19,931,305
Alphabet, Inc., Class C*	31,743	37,884,318
Facebook, Inc., Class A*	197,379	32,460,950
Twitter, Inc.*	39,771	1,131,883

		91,408,456

Media (1.3%)
CBS Corp. (Non-Voting), Class B	58,652	3,369,557
Charter Communications, Inc., Class A*	27,550	8,977,994
Comcast Corp., Class A	525,198	18,597,262
Discovery, Inc., Class A(x)*	8,250	264,000
Discovery, Inc., Class C*	20,595	609,200
DISH Network Corp., Class A*	11,991	428,798
Interpublic Group of Cos., Inc. (The)	21,587	493,695
News Corp., Class A	21,191	279,509
News Corp., Class B	5,206	70,802
Omnicom Group, Inc.	12,213	830,728

		33,921,545

Wireless Telecommunication Services (0.3%)
China Mobile Ltd.	752,728	7,418,289

Total Communication Services		211,202,465

Consumer Discretionary (8.5%)
Auto Components (0.1%)
Aptiv plc	14,936	1,253,130
BorgWarner, Inc.	11,538	493,596
Garrett Motion, Inc.*	5,700	105,450
Goodyear Tire & Rubber Co. (The)	12,985	303,719

		2,155,895

Automobiles (0.2%)
Ford Motor Co.	215,064	1,989,342
General Motors Co.	72,483	2,440,503
Harley-Davidson, Inc.	8,610	390,033

		4,819,878

Distributors (0.1%)
Genuine Parts Co.	8,052	800,369
LKQ Corp.*	17,537	555,397

		1,355,766

Diversified Consumer Services (0.0%)
H&R Block, Inc.	11,341	292,031

Hotels, Restaurants & Leisure (1.8%)
Aramark	95,073	4,090,040
Carnival Corp.	22,092	1,408,807
Chipotle Mexican Grill, Inc.*	7,846	3,566,164
Darden Restaurants, Inc.	6,740	749,421
Domino’s Pizza Group plc	390,695	1,422,794
Hilton Worldwide Holdings, Inc.	69,272	5,595,792
Marriott International, Inc., Class A	15,907	2,100,201
McDonald’s Corp.	42,856	7,169,380
MGM Resorts International	28,140	785,387
Norwegian Cruise Line Holdings Ltd.*	11,132	639,311
Royal Caribbean Cruises Ltd.	9,426	1,224,814
Starbucks Corp.	212,408	12,073,272
Wynn Resorts Ltd.	25,601	3,252,863
Yum! Brands, Inc.	50,528	4,593,500

		48,671,746

Household Durables (0.3%)
DR Horton, Inc.	18,761	791,339
Garmin Ltd.	6,675	467,584
Leggett & Platt, Inc.	7,315	320,324
Lennar Corp., Class A	16,115	752,409
Mohawk Industries, Inc.*	3,513	616,005
Newell Brands, Inc.	26,413	536,184
PulteGroup, Inc.	14,204	351,833
TRI Pointe Group, Inc.*	300,342	3,724,241
Whirlpool Corp.	3,591	426,431

		7,986,350

Internet & Direct Marketing Retail (3.2%)
Alibaba Group Holding Ltd. (ADR)*	60,225	9,922,671
Amazon.com, Inc.*	24,968	50,010,903
Booking Holdings, Inc.*	4,042	8,019,328
eBay, Inc.*	51,735	1,708,290
Expedia Group, Inc.	30,416	3,968,680
Netflix, Inc.*	30,105	11,263,183
TripAdvisor, Inc.(x)*	5,730	292,631

		85,185,686

Leisure Products (0.0%)
Acushnet Holdings Corp.	7,001	192,037
Hasbro, Inc.	6,635	697,472
Mattel, Inc.(x)*	19,217	301,707

		1,191,216

Multiline Retail (0.3%)
Dollar General Corp.	14,668	1,603,212
Dollar Tree, Inc.*	13,341	1,087,959
Kohl’s Corp.	8,923	665,210
Macy’s, Inc.	16,802	583,533
Nordstrom, Inc.	6,199	370,762
Target Corp.	28,923	2,551,298

		6,861,974

Specialty Retail (2.0%)
Advance Auto Parts, Inc.	4,053	682,241
AutoZone, Inc.*	1,463	1,134,849
Best Buy Co., Inc.	13,776	1,093,263
CarMax, Inc.*	54,130	4,041,887
Foot Locker, Inc.	6,439	328,260
Gap, Inc. (The)	11,505	331,919
Home Depot, Inc. (The)	127,928	26,500,285
L Brands, Inc.	12,926	391,658
Lowe’s Cos., Inc.	44,801	5,144,051
O’Reilly Automotive, Inc.*	12,596	4,374,843
Ross Stores, Inc.	34,266	3,395,761
Tiffany & Co.	6,070	782,848
TJX Cos., Inc. (The)	34,556	3,870,963
Tractor Supply Co.	6,976	633,979
Ulta Beauty, Inc.*	3,059	863,005

		53,569,812

Textiles, Apparel & Luxury Goods (0.5%)
Hanesbrands, Inc.(x)	19,860	366,020
Michael Kors Holdings Ltd.*	7,942	544,504
NIKE, Inc., Class B	102,617	8,693,712
PVH Corp.	4,281	618,176

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

AXA LARGE CAP CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Ralph Lauren Corp.	2,958	$406,873
Tapestry, Inc.	16,108	809,749
Under Armour, Inc., Class A(x)*	11,440	242,757
Under Armour, Inc., Class C*	11,167	217,310
VF Corp.	17,882	1,671,073

		13,570,174

Total Consumer Discretionary		225,660,528

Consumer Staples (5.0%)
Beverages (0.9%)
Brown-Forman Corp., Class B	9,310	470,621
Coca-Cola Co. (The)	211,442	9,766,505
Constellation Brands, Inc., Class A	9,228	1,989,741
Molson Coors Brewing Co., Class B	10,757	661,556
Monster Beverage Corp.*	21,802	1,270,621
PepsiCo, Inc.	78,242	8,747,456

		22,906,500

Food & Staples Retailing (1.3%)
Costco Wholesale Corp.	39,219	9,211,759
Kroger Co. (The)	44,420	1,293,066
Sysco Corp.	26,348	1,929,991
US Foods Holding Corp.*	327,441	10,091,732
Walgreens Boots Alliance, Inc.	46,379	3,381,029
Walmart, Inc.	79,128	7,430,910

		33,338,487

Food Products (1.0%)
Archer-Daniels-Midland Co.	31,334	1,575,160
Campbell Soup Co.(x)	10,703	392,051
Conagra Brands, Inc.	20,856	708,478
General Mills, Inc.	33,330	1,430,524
Hershey Co. (The)	7,980	813,960
Hormel Foods Corp.(x)	62,777	2,473,414
JM Smucker Co. (The)	6,509	667,888
Kellogg Co.	14,195	993,934
Kraft Heinz Co. (The)	34,350	1,893,029
McCormick & Co., Inc. (Non-Voting)	6,492	855,321
Mondelez International, Inc., Class A	136,668	5,871,257
Nomad Foods Ltd.*	429,635	8,704,405
Tyson Foods, Inc., Class A	15,934	948,551

		27,327,972

Household Products (0.8%)
Church & Dwight Co., Inc.	70,703	4,197,637
Clorox Co. (The)	6,967	1,047,906
Colgate-Palmolive Co.	47,876	3,205,298
Kimberly-Clark Corp.	19,164	2,177,797
Procter & Gamble Co. (The)	137,504	11,444,459

		22,073,097

Personal Products (0.3%)
Coty, Inc., Class A	24,159	303,437
Estee Lauder Cos., Inc. (The), Class A	61,347	8,914,946

		9,218,383

Tobacco (0.7%)
Altria Group, Inc.	104,015	6,273,145
Philip Morris International, Inc.	138,864	11,322,970

		17,596,115

Total Consumer Staples		132,460,554

Energy (5.0%)
Energy Equipment & Services (0.6%)
Baker Hughes a GE Co.	22,109	747,947
Ensco plc, Class A	265,616	2,241,799
Halliburton Co.	88,190	3,574,341
Helmerich & Payne, Inc.	6,141	422,317
McDermott International, Inc.*	138,716	2,556,536
National Oilwell Varco, Inc.	21,300	917,604
Schlumberger Ltd.	97,437	5,935,862
TechnipFMC plc	23,373	730,406

		17,126,812

Oil, Gas & Consumable Fuels (4.4%)
Anadarko Petroleum Corp.	28,260	1,905,007
Andeavor	7,847	1,204,515
Apache Corp.	21,701	1,034,487
Cabot Oil & Gas Corp.	23,507	529,378
Cameco Corp.	766,550	8,738,670
Chevron Corp.	117,325	14,346,500
Cimarex Energy Co.	5,290	491,653
Concho Resources, Inc.*	20,363	3,110,448
ConocoPhillips	78,167	6,050,126
Devon Energy Corp.	220,175	8,793,789
Enbridge, Inc.	82,200	2,654,238
EOG Resources, Inc.	44,736	5,706,972
EQT Corp.	14,913	659,602
Exxon Mobil Corp.	233,880	19,884,477
Hess Corp.	13,745	983,867
HollyFrontier Corp.	8,954	625,885
Kinder Morgan, Inc.	104,537	1,853,441
Kosmos Energy Ltd.*	1,475,300	13,794,054
Marathon Oil Corp.	48,175	1,121,514
Marathon Petroleum Corp.	24,914	1,992,373
Newfield Exploration Co.*	9,969	287,406
Noble Energy, Inc.	26,289	819,954
Occidental Petroleum Corp.	61,475	5,051,401
ONEOK, Inc.	23,070	1,563,915
Phillips 66	23,595	2,659,628
Pioneer Natural Resources Co.	9,566	1,666,302
Valero Energy Corp.	23,377	2,659,134
Williams Cos., Inc. (The)	174,507	4,744,845

		114,933,581

Total Energy		132,060,393

Financials (11.4%)
Banks (4.6%)
Bank of America Corp.	513,138	15,117,044
BB&T Corp.	42,901	2,082,415
Citigroup, Inc.	358,154	25,693,967
Citizens Financial Group, Inc.	26,443	1,019,907
Comerica, Inc.	9,723	877,015
Fifth Third Bancorp	36,305	1,013,636
Huntington Bancshares, Inc.	313,805	4,681,971
JPMorgan Chase & Co.	329,095	37,135,079
KeyCorp	57,731	1,148,270
M&T Bank Corp.	7,942	1,306,777
People’s United Financial, Inc.	17,703	303,075
PNC Financial Services Group, Inc. (The)‡	25,545	3,478,974
Regions Financial Corp.	61,037	1,120,029
SunTrust Banks, Inc.	25,634	1,712,095
SVB Financial Group*	13,354	4,150,824
US Bancorp	84,591	4,467,251
Wells Fargo & Co.	298,843	15,707,187
Zions Bancorp	10,883	545,782

		121,561,298

Capital Markets (2.5%)
Affiliated Managers Group, Inc.	2,975	406,742
Ameriprise Financial, Inc.(x)	7,925	1,170,206
Ares Capital Corp.	449,225	7,722,178
Bank of New York Mellon Corp. (The)	105,719	5,390,612
BlackRock, Inc.‡	6,784	3,197,503
Cboe Global Markets, Inc.	6,290	603,588
Charles Schwab Corp. (The)	66,881	3,287,201
CME Group, Inc.	33,119	5,637,185

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

AXA LARGE CAP CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
E*TRADE Financial Corp.*	14,246	$746,348
Franklin Resources, Inc.(x)	16,724	508,577
Goldman Sachs Group, Inc. (The)	19,501	4,372,904
Intercontinental Exchange, Inc.	64,127	4,802,471
Invesco Ltd.	22,462	513,931
Jefferies Financial Services, Inc.	15,267	335,263
Moody’s Corp.	55,087	9,210,547
Morgan Stanley	73,252	3,411,346
MSCI, Inc.	4,947	877,647
Nasdaq, Inc.	19,353	1,660,487
Northern Trust Corp.	12,334	1,259,671
Raymond James Financial, Inc.	6,889	634,132
S&P Global, Inc.	14,008	2,737,023
State Street Corp.	59,259	4,964,719
T. Rowe Price Group, Inc.	13,332	1,455,588

		64,905,869

Consumer Finance (0.6%)
American Express Co.	38,884	4,140,757
Capital One Financial Corp.	68,561	6,508,496
Discover Financial Services	18,840	1,440,318
Navient Corp.	198,922	2,681,469
Synchrony Financial	37,554	1,167,178

		15,938,218

Diversified Financial Services (1.4%)
Berkshire Hathaway, Inc., Class B*	173,644	37,178,917

Insurance (2.1%)
Aflac, Inc.	42,524	2,001,605
Allstate Corp. (The)	18,916	1,867,009
American International Group, Inc.	48,584	2,586,612
Aon plc	43,391	6,672,669
Arthur J Gallagher & Co.	9,751	725,864
Assurant, Inc.	2,952	318,668
Assured Guaranty Ltd.	264,276	11,160,376
Brighthouse Financial, Inc.*	6,617	292,736
Chubb Ltd.	49,728	6,645,651
Cincinnati Financial Corp.	8,519	654,344
Everest Re Group Ltd.	2,287	522,511
Hartford Financial Services Group, Inc. (The)	19,952	996,802
Lincoln National Corp.	12,146	821,798
Loews Corp.	15,361	771,583
Marsh & McLennan Cos., Inc.	65,328	5,403,932
MetLife, Inc.	54,956	2,567,544
Principal Financial Group, Inc.	14,822	868,421
Progressive Corp. (The)	32,568	2,313,631
Prudential Financial, Inc.	23,122	2,342,721
RenaissanceRe Holdings Ltd.	9,700	1,295,726
Torchmark Corp.	5,570	482,863
Travelers Cos., Inc. (The)	14,872	1,929,047
Unum Group	12,127	473,802
Willis Towers Watson plc	7,249	1,021,674

		54,737,589

Mortgage Real Estate Investment Trusts (REITs) (0.2%)
PennyMac Mortgage Investment Trust (REIT)	272,202	5,509,368

Total Financials		299,831,259

Health Care (11.4%)
Biotechnology (3.0%)
AbbVie, Inc.	83,790	7,924,857
Agios Pharmaceuticals, Inc.*	44,800	3,454,976
Alexion Pharmaceuticals, Inc.*	12,445	1,729,979
Alkermes plc*	122,008	5,178,020
Amgen, Inc.	35,756	7,411,861
Biogen, Inc.*	11,128	3,931,634
Bluebird Bio, Inc.*	18,300	2,671,800
Celgene Corp.*	38,889	3,480,177
Gilead Sciences, Inc.	220,377	17,015,307
Grifols SA (ADR)	338,150	7,226,266
Incyte Corp.*	65,435	4,520,250
Regeneron Pharmaceuticals, Inc.*	4,318	1,744,645
Seattle Genetics, Inc.*	71,000	5,475,520
Ultragenyx Pharmaceutical, Inc.*	27,600	2,106,984
Vertex Pharmaceuticals, Inc.*	14,042	2,706,455

		76,578,731

Health Care Equipment & Supplies (2.1%)
Abbott Laboratories	97,066	7,120,763
ABIOMED, Inc.*	2,479	1,114,930
Align Technology, Inc.*	4,043	1,581,702
Baxter International, Inc.	27,644	2,131,076
Becton Dickinson and Co.	14,854	3,876,894
Boston Scientific Corp.*	77,035	2,965,848
Cooper Cos., Inc. (The)	2,786	772,140
Danaher Corp.	63,643	6,915,448
Dentsply Sirona, Inc.	12,315	464,768
Edwards Lifesciences Corp.*	11,324	1,971,508
Hologic, Inc.*	14,728	603,553
IDEXX Laboratories, Inc.*	4,891	1,221,087
Intuitive Surgical, Inc.*	6,310	3,621,940
Medtronic plc	151,536	14,906,597
ResMed, Inc.	7,786	898,037
Stryker Corp.	17,147	3,046,679
Varian Medical Systems, Inc.*	5,089	569,612
Zimmer Biomet Holdings, Inc.	11,339	1,490,738

		55,273,320

Health Care Providers & Services (2.4%)
Aetna, Inc.	18,189	3,689,639
AmerisourceBergen Corp.	8,741	806,095
Anthem, Inc.	14,360	3,935,358
Cardinal Health, Inc.	16,713	902,502
Centene Corp.*	11,246	1,628,196
Cigna Corp.	13,385	2,787,426
CVS Health Corp.	56,461	4,444,610
DaVita, Inc.*	6,939	497,041
Envision Healthcare Corp.*	7,168	327,793
Express Scripts Holding Co.*	31,020	2,947,210
HCA Healthcare, Inc.	14,910	2,074,279
Henry Schein, Inc.*	8,144	692,484
Humana, Inc.	7,577	2,564,966
Laboratory Corp. of America Holdings*	5,586	970,176
McKesson Corp.	10,982	1,456,762
Quest Diagnostics, Inc.	7,601	820,224
UnitedHealth Group, Inc.	116,813	31,076,931
Universal Health Services, Inc., Class B	4,667	596,629
WellCare Health Plans, Inc.*	2,844	911,474

		63,129,795

Health Care Technology (0.0%)
Cerner Corp.*	18,176	1,170,716

Life Sciences Tools & Services (1.2%)
Agilent Technologies, Inc.	17,988	1,268,874
Illumina, Inc.*	8,111	2,977,224
IQVIA Holdings, Inc.*	9,105	1,181,283
Mettler-Toledo International, Inc.*	1,383	842,219
PerkinElmer, Inc.	6,092	592,569
Thermo Fisher Scientific, Inc.	97,900	23,895,431
Waters Corp.*	4,148	807,533

		31,565,133

Pharmaceuticals (2.7%)
Akorn, Inc.*	50,532	655,905

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

AXA LARGE CAP CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Allergan plc	17,626	$3,357,400
Bristol-Myers Squibb Co.	90,541	5,620,785
Elanco Animal Health, Inc.*	61,700	2,152,713
Eli Lilly & Co.	96,231	10,326,549
Johnson & Johnson	148,198	20,476,519
Merck & Co., Inc.	146,915	10,422,150
Mylan NV*	28,955	1,059,753
Nektar Therapeutics*	9,574	583,631
Perrigo Co. plc	6,785	480,378
Pfizer, Inc.	323,829	14,271,144
Zoetis, Inc.	26,636	2,438,792

		71,845,719

Total Health Care		299,563,414

Industrials (8.7%)
Aerospace & Defense (2.5%)
Arconic, Inc.	24,254	533,831
Boeing Co. (The)	37,715	14,026,209
General Dynamics Corp.	77,084	15,780,637
Harris Corp.	6,400	1,082,944
Huntington Ingalls Industries, Inc.	2,424	620,738
L3 Technologies, Inc.	4,412	938,079
Lockheed Martin Corp.	13,672	4,729,965
Northrop Grumman Corp.	18,394	5,837,704
Raytheon Co.	15,818	3,268,948
Rockwell Collins, Inc.	9,055	1,271,956
Textron, Inc.	13,349	954,053
TransDigm Group, Inc.*	21,109	7,858,881
United Technologies Corp.	55,546	7,765,886

		64,669,831

Air Freight & Logistics (0.5%)
CH Robinson Worldwide, Inc.	7,574	741,646
Expeditors International of Washington, Inc.	9,670	711,035
FedEx Corp.	13,370	3,219,362
United Parcel Service, Inc., Class B	83,545	9,753,879

		14,425,922

Airlines (0.2%)
Alaska Air Group, Inc.	6,768	466,044
American Airlines Group, Inc.	22,533	931,289
Delta Air Lines, Inc.	34,753	2,009,766
Southwest Airlines Co.	28,489	1,779,138
United Continental Holdings, Inc.*	12,784	1,138,543

		6,324,780

Building Products (0.1%)
Allegion plc	5,103	462,179
AO Smith Corp.	8,177	436,406
Fortune Brands Home & Security, Inc.	7,783	407,518
Johnson Controls International plc	50,953	1,783,355
Masco Corp.	16,497	603,790

		3,693,248

Commercial Services & Supplies (0.5%)
ADT, Inc.(x)	305,323	2,866,983
Cintas Corp.	4,854	960,170
Copart, Inc.*	11,369	585,845
Republic Services, Inc.	12,010	872,647
Rollins, Inc.	5,422	329,061
Stericycle, Inc.*	4,354	255,493
Waste Connections, Inc.	53,694	4,283,169
Waste Management, Inc.	21,874	1,976,535

		12,129,903

Construction & Engineering (0.0%)
Fluor Corp.	7,642	444,000
Jacobs Engineering Group, Inc.	6,570	502,605
Quanta Services, Inc.*	8,479	283,029

		1,229,634

Electrical Equipment (0.6%)
Acuity Brands, Inc.	59,900	9,416,280
AMETEK, Inc.	13,114	1,037,580
Eaton Corp. plc	23,699	2,055,414
Emerson Electric Co.	35,047	2,683,899
Rockwell Automation, Inc.	6,702	1,256,759

		16,449,932

Industrial Conglomerates (1.3%)
3M Co.	32,405	6,828,058
General Electric Co.	480,941	5,429,824
Honeywell International, Inc.	40,847	6,796,941
Roper Technologies, Inc.	50,085	14,835,677

		33,890,500

Machinery (1.7%)
Caterpillar, Inc.	32,914	5,019,056
Cummins, Inc.	8,185	1,195,583
Deere & Co.	29,547	4,441,801
Dover Corp.	7,900	699,387
Flowserve Corp.	6,782	370,908
Fortive Corp.(x)	16,873	1,420,707
IDEX Corp.	7,937	1,195,788
Illinois Tool Works, Inc.	17,043	2,405,108
Ingersoll-Rand plc	13,560	1,387,188
ITT, Inc.	44,197	2,707,508
PACCAR, Inc.	19,631	1,338,638
Parker-Hannifin Corp.	7,440	1,368,439
Pentair plc	9,478	410,871
Snap-on, Inc.	73,854	13,559,594
Stanley Black & Decker, Inc.	8,534	1,249,719
Wabtec Corp.	27,000	2,831,760
Xylem, Inc.	9,943	794,147

		42,396,202

Professional Services (0.3%)
Equifax, Inc.	29,364	3,834,058
IHS Markit Ltd.*	19,233	1,037,813
Nielsen Holdings plc	19,678	544,293
RELX plc (ADR)	87,300	1,827,189
Robert Half International, Inc.	6,683	470,350
Verisk Analytics, Inc.*	9,099	1,096,884

		8,810,587

Road & Rail (0.9%)
CSX Corp.	94,070	6,965,883
JB Hunt Transport Services, Inc.	4,891	581,736
Kansas City Southern	5,731	649,208
Knight-Swift Transportation Holdings, Inc.	156,425	5,393,534
Norfolk Southern Corp.	15,326	2,766,343
Union Pacific Corp.	40,850	6,651,605

		23,008,309

Trading Companies & Distributors (0.1%)
Fastenal Co.	15,874	921,010
United Rentals, Inc.*	4,584	749,942
WW Grainger, Inc.	2,512	897,814

		2,568,766

Total Industrials		229,597,614

Information Technology (15.8%)
Communications Equipment (1.0%)
Arista Networks, Inc.*	2,852	758,233
ARRIS International plc*	152,293	3,958,095
Casa Systems, Inc.*	160,689	2,370,163
Cisco Systems, Inc.	252,525	12,285,340
EchoStar Corp., Class A*	45,973	2,131,768
F5 Networks, Inc.*	3,458	689,594
Juniper Networks, Inc.	18,502	554,505
Motorola Solutions, Inc.	8,875	1,154,993

See Notes to Portfolio of Investments.

4

EQ ADVISORS TRUST

AXA LARGE CAP CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Palo Alto Networks, Inc.*	9,510	$2,142,223

		26,044,914

Electronic Equipment, Instruments & Components (0.5%)
Amphenol Corp., Class A	16,530	1,554,151
Corning, Inc.	44,361	1,565,943
Flex Ltd.*	295,909	3,882,325
FLIR Systems, Inc.	7,253	445,842
IPG Photonics Corp.*	1,909	297,938
TE Connectivity Ltd.	19,234	1,691,246
Trimble, Inc.*	65,600	2,850,976

		12,288,421

IT Services (4.0%)
Accenture plc, Class A	53,282	9,068,596
Akamai Technologies, Inc.*	9,687	708,604
Alliance Data Systems Corp.	2,656	627,241
Automatic Data Processing, Inc.	24,218	3,648,684
Broadridge Financial Solutions, Inc.	6,625	874,169
Cognizant Technology Solutions Corp., Class A	84,047	6,484,226
DXC Technology Co.	15,543	1,453,581
Euronet Worldwide, Inc.*	41,100	4,119,042
Fidelity National Information Services, Inc.	18,152	1,979,839
Fiserv, Inc.*	22,017	1,813,760
FleetCor Technologies, Inc.*	4,867	1,108,897
Gartner, Inc.*	4,874	772,529
Global Payments, Inc.	36,934	4,705,392
GoDaddy, Inc., Class A*	68,600	5,720,554
International Business Machines Corp.	50,422	7,624,311
Jack Henry & Associates, Inc.	28,259	4,523,701
Mastercard, Inc., Class A	87,649	19,511,544
Paychex, Inc.	17,810	1,311,707
PayPal Holdings, Inc.*	65,387	5,743,594
Total System Services, Inc.	9,183	906,729
VeriSign, Inc.*	5,927	949,031
Visa, Inc., Class A	132,733	19,921,896
Western Union Co. (The)	24,665	470,115

		104,047,742

Semiconductors & Semiconductor Equipment (2.9%)
Advanced Micro Devices, Inc.*	47,391	1,463,908
Analog Devices, Inc.	35,422	3,275,118
Applied Materials, Inc.	54,301	2,098,734
ASML Holding NV (Registered) (NYRS)	21,741	4,087,743
Broadcom, Inc.	49,899	12,311,580
Intel Corp.	254,717	12,045,567
KLA-Tencor Corp.	8,532	867,790
Lam Research Corp.	8,705	1,320,549
Microchip Technology, Inc.(x)	12,951	1,021,963
Micron Technology, Inc.*	63,783	2,884,905
NVIDIA Corp.	33,587	9,438,619
ON Semiconductor Corp.*	248,554	4,580,850
Qorvo, Inc.*	7,100	545,919
QUALCOMM, Inc.	77,880	5,609,696
Skyworks Solutions, Inc.	10,020	908,914
Texas Instruments, Inc.	122,869	13,182,615
Xilinx, Inc.	14,196	1,138,093

		76,782,563

Software (3.9%)
Adobe Systems, Inc.*	27,066	7,306,467
ANSYS, Inc.*	4,696	876,649
Autodesk, Inc.*	12,044	1,880,189
CA, Inc.	17,557	775,142
Cadence Design Systems, Inc.*	15,505	702,687
Citrix Systems, Inc.*	6,881	764,892
Intuit, Inc.	14,289	3,249,319
Micro Focus International plc (ADR)(x)	111,712	2,064,438
Microsoft Corp.	601,176	68,756,498
Oracle Corp.	156,146	8,050,887
Red Hat, Inc.*	9,921	1,352,034
salesforce.com, Inc.*	41,801	6,647,613
Symantec Corp.	33,063	703,581
Synopsys, Inc.*	8,081	796,867

		103,927,263

Technology Hardware, Storage & Peripherals (3.5%)
Apple, Inc.	323,453	73,016,281
Hewlett Packard Enterprise Co.	81,295	1,325,921
HP, Inc.	382,658	9,861,097
NetApp, Inc.	41,363	3,552,668
Pure Storage, Inc., Class A*	111,852	2,902,559
Seagate Technology plc	14,437	683,592
Western Digital Corp.	15,751	922,064
Xerox Corp.	13,135	354,382

		92,618,564

Total Information Technology		415,709,467

Materials (2.6%)
Chemicals (1.8%)
Air Products & Chemicals, Inc.	12,061	2,014,790
Albemarle Corp.(x)	6,091	607,760
CF Industries Holdings, Inc.	12,968	705,978
DowDuPont, Inc.	127,069	8,171,807
Eastman Chemical Co.	7,918	757,911
Ecolab, Inc.	67,120	10,523,074
FMC Corp.(x)	7,326	638,681
International Flavors & Fragrances, Inc.	4,512	627,709
LyondellBasell Industries NV, Class A	17,896	1,834,519
Mosaic Co. (The)	19,382	629,527
PPG Industries, Inc.	13,182	1,438,552
Praxair, Inc.	24,909	4,003,624
Sherwin-Williams Co. (The)	36,587	16,654,768

		48,608,700

Construction Materials (0.1%)
Martin Marietta Materials, Inc.	3,431	624,270
Vulcan Materials Co.	7,384	821,101

		1,445,371

Containers & Packaging (0.6%)
Avery Dennison Corp.	4,943	535,574
Ball Corp.	18,781	826,176
International Paper Co.	22,696	1,115,508
Owens-Illinois, Inc.*	150,800	2,833,532
Packaging Corp. of America	4,992	547,572
RPC Group plc	898,266	9,307,859
Sealed Air Corp.	8,885	356,733
WestRock Co.	13,749	734,747

		16,257,701

Metals & Mining (0.1%)
Freeport-McMoRan, Inc.	80,044	1,114,212
Mineral Resources Ltd.	45,761	525,946
Newmont Mining Corp.	29,755	898,601
Nucor Corp.	17,419	1,105,236

		3,643,995

Total Materials		69,955,767

Real Estate (1.7%)
Equity Real Estate Investment Trusts (REITs) (1.7%)
Alexandria Real Estate Equities, Inc. (REIT)	5,888	740,652
American Tower Corp. (REIT)	65,197	9,473,123

See Notes to Portfolio of Investments.

5

EQ ADVISORS TRUST

AXA LARGE CAP CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Apartment Investment & Management Co. (REIT), Class A	9,267	$408,953
AvalonBay Communities, Inc. (REIT)	7,447	1,349,024
Boston Properties, Inc. (REIT)	8,547	1,052,050
Crown Castle International Corp. (REIT)	55,624	6,192,619
Digital Realty Trust, Inc. (REIT)	11,491	1,292,508
Duke Realty Corp. (REIT)	19,669	558,010
Equinix, Inc. (REIT)	4,366	1,889,997
Equity Residential (REIT)	20,562	1,362,438
Essex Property Trust, Inc. (REIT)	3,728	919,735
Extra Space Storage, Inc. (REIT)	6,893	597,210
Federal Realty Investment Trust (REIT)	4,012	507,398
HCP, Inc. (REIT)	26,143	688,084
Host Hotels & Resorts, Inc. (REIT)	41,806	882,107
Iron Mountain, Inc. (REIT)	15,474	534,162
Kimco Realty Corp. (REIT)	22,795	381,588
Macerich Co. (The) (REIT)	5,454	301,552
Mid-America Apartment Communities, Inc. (REIT)	6,520	653,174
Prologis, Inc. (REIT)	34,584	2,344,448
Public Storage (REIT)	8,231	1,659,617
Realty Income Corp. (REIT)	16,470	936,978
Regency Centers Corp. (REIT)	9,360	605,311
SBA Communications Corp. (REIT)*	6,298	1,011,648
Simon Property Group, Inc. (REIT)	17,065	3,016,238
SL Green Realty Corp. (REIT)	4,554	444,152
UDR, Inc. (REIT)	14,301	578,189
Ventas, Inc. (REIT)	19,662	1,069,220
Vornado Realty Trust (REIT)	9,600	700,800
Welltower, Inc. (REIT)	20,527	1,320,297
Weyerhaeuser Co. (REIT)	42,491	1,371,185

		44,842,467

Real Estate Management & Development (0.0%)
CBRE Group, Inc., Class A*	17,457	769,854

Total Real Estate		45,612,321

Utilities (1.7%)
Electric Utilities (1.1%)
Alliant Energy Corp.	12,678	539,702
American Electric Power Co., Inc.	27,427	1,944,026
Duke Energy Corp.	39,351	3,148,867
Edison International	33,220	2,248,330
Entergy Corp.	10,119	820,954
Evergy, Inc.	15,192	834,345
Eversource Energy	17,643	1,083,986
Exelon Corp.	53,834	2,350,392
FirstEnergy Corp.	26,848	997,940
Fortis, Inc.	80,839	2,620,800
NextEra Energy, Inc.	26,052	4,366,316
PG&E Corp.*	48,449	2,229,138
Pinnacle West Capital Corp.	5,828	461,461
PPL Corp.	39,360	1,151,674
Southern Co. (The)	56,360	2,457,296
Xcel Energy, Inc.	27,520	1,299,219

		28,554,446

Independent Power and Renewable Electricity Producers (0.1%)
AES Corp.	223,948	3,135,272
NRG Energy, Inc.	16,915	632,621

		3,767,893

Multi-Utilities (0.5%)
Ameren Corp.	13,835	874,649
CenterPoint Energy, Inc.	24,544	678,642
CMS Energy Corp.	15,705	769,545
Consolidated Edison, Inc.	17,286	1,317,020
Dominion Energy, Inc.	36,403	2,558,402
DTE Energy Co.	10,198	1,112,908
NiSource, Inc.	20,055	499,771
Public Service Enterprise Group, Inc.	28,243	1,490,948
SCANA Corp.	7,228	281,097
Sempra Energy	15,106	1,718,308
WEC Energy Group, Inc.	16,990	1,134,252

		12,435,542

Water Utilities (0.0%)
American Water Works Co., Inc.	10,130	891,136

Total Utilities		45,649,017

Total Common Stocks (79.8%) (Cost $1,135,706,831)		2,107,302,799

EXCHANGE TRADED FUNDS (ETF):
Equity (9.4%)
iShares Core S&P 500 ETF	268,244	78,523,066
iShares Morningstar Large-Cap ETF(x)	216,702	36,475,866
iShares Morningstar Large-Cap Growth ETF	46,498	8,642,118
iShares Morningstar Large-Cap Value ETF	29,763	3,193,936
iShares Russell 1000 ETF(x)	251,999	40,750,758
iShares Russell 1000 Growth ETF	48,597	7,580,160
iShares Russell 1000 Value ETF	26,725	3,383,920
iShares S&P 100 ETF(x)	50,915	6,599,602
iShares S&P 500 Growth ETF	40,548	7,183,889
iShares S&P 500 Value ETF	29,746	3,445,777
Vanguard Growth ETF	54,500	8,776,680
Vanguard Large-Cap ETF(x)	308,313	41,162,869
Vanguard Value ETF	26,500	2,933,020

Total Exchange Traded Funds (9.4%) (Cost $130,804,240)		248,651,661

CLOSED END FUND:
Altaba, Inc.*	47,975	3,268,057

Total Closed End Fund (0.1%) (Cost $2,614,730)		3,268,057

MASTER LIMITED PARTNERSHIPS:
Energy (0.5%)
Oil, Gas & Consumable Fuels (0.5%)
Enterprise Products Partners LP	315,965	9,077,674
Teekay LNG Partners LP	215,985	3,606,950

Total Energy		12,684,624

Financials (0.4%)
Capital Markets (0.4%)
Apollo Global Management LLC, Class A	96,738	3,342,298
Oaktree Capital Group LLC	167,932	6,952,385

Total Financials		10,294,683

Total Master Limited Partnerships (0.9%) (Cost $21,659,362)		22,979,307

SHORT-TERM INVESTMENTS:
Investment Company (4.6%)
JPMorgan Prime Money Market Fund, IM Shares	123,607,443	123,644,526

See Notes to Portfolio of Investments.

6

EQ ADVISORS TRUST

AXA LARGE CAP CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

	Principal Amount	Value (Note 1)
Repurchase Agreements (1.1%)
Citigroup Global Markets, Inc., 2.44%, dated 9/28/18, due 10/5/18, repurchase price $1,500,712, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 1.625%-2.250%, maturing 11/30/19-11/15/27; total market value $1,581,429.(xx)	$1,500,000	$1,500,000
Deutsche Bank Securities, Inc., 2.26%, dated 9/28/18, due 10/1/18, repurchase price $2,646,606, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 5/15/19-8/15/47; total market value $2,699,030.(xx)	2,646,108	2,646,108
HSBC Securities, Inc., 2.18%, dated 9/25/18, due 10/2/18, repurchase price $1,000,242, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 2/15/33-2/15/43; total market value $1,020,371.(xx)	1,000,000	1,000,000
Natwest Markets Securities, Inc., 2.14%, dated 9/25/18, due 10/2/18, repurchase price $3,000,713, collateralized by various U.S. Government Treasury Securities, ranging from 1.375%-2.125%, maturing 10/31/20-11/15/26; total market value $3,061,091.(xx)	3,000,000	3,000,000
Natwest Markets Securities, Inc., 2.19%, dated 9/28/18, due 10/5/18, repurchase price $2,000,852, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-3.375%, maturing 2/15/19-5/15/44; total market value $2,040,373.(xx)	2,000,000	2,000,000
Natwest Markets Securities, Inc., 2.25%, dated 9/28/18, due 10/1/18, repurchase price $2,000,375, collateralized by various U.S. Government Treasury Securities, ranging from 1.375%-2.875%, maturing 5/31/19-11/15/26; total market value $2,040,383.(xx)	2,000,000	2,000,000
NBC Global Finance Ltd., 2.34%, dated 9/28/18, due 10/1/18, repurchase price $7,001,365, collateralized by various Common Stocks; total market value $7,788,586.(xx)	7,000,000	7,000,000
NBC Global Finance Ltd., 2.37%, dated 9/28/18, due 10/5/18, repurchase price $3,001,383, collateralized by various Common Stocks; total market value $3,338,232.(xx)	3,000,000	3,000,000
Societe Generale SA, 2.19%, dated 9/28/18, due 10/5/18, repurchase price $5,002,129, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.125%, maturing 11/8/18-11/15/45; total market value $5,100,000.(xx)	5,000,000	5,000,000
Societe Generale SA, 2.19%, dated 9/28/18, due 10/5/18, repurchase price $1,000,426, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-3.875%, maturing 11/8/18-8/15/45; total market value $1,020,001.(xx)	1,000,000	1,000,000

Total Repurchase Agreements		28,146,108

Total Short-Term Investments (5.7%) (Cost $151,785,779)		151,790,634

Total Investments in Securities (95.9%) (Cost $1,442,570,942)		2,533,992,458
Other Assets Less Liabilities (4.1%)		107,975,184

Net Assets (100%)		$2,641,967,642

See Notes to Portfolio of Investments.

7

EQ ADVISORS TRUST

AXA LARGE CAP CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

*	Non-income producing.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

(x)	All or a portion of security is on loan at September 30, 2018.

(xx)

At September 30, 2018, the Portfolio had loaned securities with a total value of $28,010,342. This was secured by cash collateral of $28,146,108 which was subsequently invested in joint repurchase agreements with a total value of $28,146,108, for which the Portfolio has a proportionate interest as reported in the Portfolio of Investments as Repurchase Agreements, and $491,370 collateralized by various U.S. Government Treasury Securities, ranging from 0.000% - 4.500%, maturing 10/31/18-11/15/47.

Glossary:

ADR — American Depositary Receipt

NYRS — New York Registry Shares

USD — United States Dollar

See Notes to Portfolio of Investments.

8

EQ ADVISORS TRUST

AXA LARGE CAP CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

Investments in companies which were affiliates for nine months ended September 30, 2018, were as follows:

Security Description	Shares at September 30, 2018	Market Value December 31, 2017 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value September 30, 2018 ($)	Dividend/Interest Income ($)	Capital Gain Distributions ($)
BlackRock, Inc.	6,784	3,876,456	—	(394,765)	205,278	(489,466)	3,197,503	61,744	—
PNC Financial Services Group, Inc. (The)	25,545	4,196,097	—	(525,028)	271,501	(463,596)	3,478,974	66,854	—

Total		8,072,553	—	(919,793)	476,779	(953,062)	6,676,477	128,598	—

Futures contracts outstanding as of September 30, 2018 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index	1,570	12/2018	USD	229,141,500	1,207,706

					1,207,706

See Notes to Portfolio of Investments.

9

EQ ADVISORS TRUST

AXA LARGE CAP CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2018:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Closed End Fund	$3,268,057	$—	$—	$3,268,057
Common Stocks
Communication Services	203,784,176	7,418,289	—	211,202,465
Consumer Discretionary	224,237,734	1,422,794	—	225,660,528
Consumer Staples	132,460,554	—	—	132,460,554
Energy	132,060,393	—	—	132,060,393
Financials	299,831,259	—	—	299,831,259
Health Care	299,563,414	—	—	299,563,414
Industrials	229,597,614	—	—	229,597,614
Information Technology	415,709,467	—	—	415,709,467
Materials	60,121,962	9,833,805	—	69,955,767
Real Estate	45,612,321	—	—	45,612,321
Utilities	45,649,017	—	—	45,649,017
Exchange Traded Funds	248,651,661	—	—	248,651,661
Futures	1,207,706	—	—	1,207,706
Master Limited Partnerships
Energy	12,684,624	—	—	12,684,624
Financials	10,294,683	—	—	10,294,683
Short-Term Investments
Investment Company	123,644,526	—	—	123,644,526
Repurchase Agreements	—	28,146,108	—	28,146,108

Total Assets	$2,488,379,168	$46,820,996	$—	$2,535,200,164

Total Liabilities	$—	$—	$—	$—

Total	$2,488,379,168	$46,820,996	$—	$2,535,200,164

There were no transfers between Levels 1, 2 or 3 during the nine months ended September 30, 2018.

As of September 30, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,118,134,981
Aggregate gross unrealized depreciation	(29,452,442)

Net unrealized appreciation	$1,088,682,539

Federal income tax cost of investments in securities and derivative instruments, if applicable	$1,446,517,625

See Notes to Portfolio of Investments.

10

EQ ADVISORS TRUST

AXA LARGE CAP GROWTH MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (9.5%)
Diversified Telecommunication Services (0.0%)
Zayo Group Holdings, Inc.*	38,879	$1,349,879

Entertainment (1.5%)
Activision Blizzard, Inc.	191,583	15,937,790
Electronic Arts, Inc.*	92,107	11,097,972
Lions Gate Entertainment Corp., Class A(x)	365	8,902
Lions Gate Entertainment Corp., Class B	1,916	44,643
Live Nation Entertainment, Inc.*	26,974	1,469,274
Madison Square Garden Co. (The), Class A*	422	133,065
Take-Two Interactive Software, Inc.*	13,185	1,819,398
Walt Disney Co. (The)	414,741	48,499,813

		79,010,857

Interactive Media & Services (7.3%)
Alphabet, Inc., Class A*	86,294	104,163,762
Alphabet, Inc., Class C*	103,564	123,600,527
Facebook, Inc., Class A*	855,959	140,771,017
IAC/InterActiveCorp*	20,967	4,543,968
Match Group, Inc.(x)*	10,516	608,982
Tencent Holdings Ltd.	263,300	10,870,561
Twitter, Inc.*	139,303	3,964,563
Zillow Group, Inc., Class A*	8,124	359,081
Zillow Group, Inc., Class C(x)*	17,360	768,180

		389,650,641

Media (0.6%)
AMC Networks, Inc., Class A(x)*	8,322	552,081
Cable One, Inc.	846	747,534
CBS Corp. (Non-Voting), Class B	64,727	3,718,566
Charter Communications, Inc., Class A*	24,365	7,940,066
Comcast Corp., Class A	450,813	15,963,289
Interpublic Group of Cos., Inc. (The)	8,103	185,316
Omnicom Group, Inc.	29,263	1,990,469
Sirius XM Holdings, Inc.(x)	252,849	1,598,006

		32,695,327

Wireless Telecommunication Services (0.1%)
T-Mobile USA, Inc.*	39,339	2,760,811

Total Communication Services		505,467,515

Consumer Discretionary (16.0%)
Auto Components (0.2%)
Aptiv plc	95,576	8,018,827
Gentex Corp.	37,646	807,883
Lear Corp.	1,457	211,265
Visteon Corp.*	3,820	354,878
		9,392,853
Automobiles (0.4%)
Ferrari NV	22,145	3,031,872
Tesla, Inc.(x)*	63,781	16,887,296
Thor Industries, Inc.	8,459	708,018

		20,627,186

Distributors (0.0%)
LKQ Corp.*	10,462	331,332
Pool Corp.	7,686	1,282,639

		1,613,971

Diversified Consumer Services (0.1%)
Bright Horizons Family Solutions, Inc.*	9,485	1,117,712
Grand Canyon Education, Inc.*	9,081	1,024,337
H&R Block, Inc.	7,617	196,138
Service Corp. International	15,858	700,924
ServiceMaster Global Holdings, Inc.*	26,705	1,656,511

		4,695,622

Hotels, Restaurants & Leisure (3.0%)
Chipotle Mexican Grill, Inc.*	4,792	2,178,060
Choice Hotels International, Inc.	6,776	564,441
Darden Restaurants, Inc.	40,739	4,529,769
Domino’s Pizza, Inc.	8,308	2,449,198
Dunkin’ Brands Group, Inc.(x)	68,181	5,026,303
Extended Stay America, Inc.	23,555	476,518
Hilton Grand Vacations, Inc.*	19,693	651,838
Hilton Worldwide Holdings, Inc.	68,931	5,568,246
International Game Technology plc	2,147	42,403
Las Vegas Sands Corp.	90,135	5,347,710
Marriott International, Inc., Class A	146,958	19,402,865
McDonald’s Corp.	150,387	25,158,242
MGM Resorts International	86,585	2,416,587
Six Flags Entertainment Corp.(x)	13,798	963,376
Starbucks Corp.	904,134	51,390,978
Vail Resorts, Inc.	7,889	2,164,899
Wendy’s Co. (The)	38,478	659,513
Wyndham Destinations, Inc.	19,669	852,848
Wyndham Hotels & Resorts, Inc.	19,669	1,093,006
Wynn Resorts Ltd.	51,721	6,571,670
Yum China Holdings, Inc.	395,277	13,878,175
Yum! Brands, Inc.	100,333	9,121,273

		160,507,918

Household Durables (0.1%)
DR Horton, Inc.	39,878	1,682,054
Lennar Corp., Class A	30,009	1,401,120
Lennar Corp., Class B	1,303	50,166
NVR, Inc.*	1,335	3,298,518
PulteGroup, Inc.	16,677	413,089
Tempur Sealy International, Inc.(x)*	9,401	497,313
Toll Brothers, Inc.	13,410	442,932

		7,785,192

Internet & Direct Marketing Retail (7.4%)
Alibaba Group Holding Ltd. (ADR)*	248,886	41,006,457
Amazon.com, Inc.*	125,524	251,424,573
Booking Holdings, Inc.*	19,025	37,745,600
eBay, Inc.*	474,555	15,669,806
Expedia Group, Inc.	23,689	3,090,941
GrubHub, Inc.*	17,765	2,462,584
Netflix, Inc.*	102,708	38,426,144
TripAdvisor, Inc.*	20,133	1,028,192
Wayfair, Inc., Class A*	11,401	1,683,586

		392,537,883

Leisure Products (0.1%)
Brunswick Corp.	1,791	120,033
Hasbro, Inc.	18,101	1,902,777
Mattel, Inc.(x)*	15,420	242,094
Polaris Industries, Inc.	11,618	1,172,837

		3,437,741

Multiline Retail (0.5%)
Dollar General Corp.	171,879	18,786,374
Dollar Tree, Inc.*	53,423	4,356,646
Dollarama, Inc.	76,734	2,417,301
Nordstrom, Inc.	23,056	1,378,979

		26,939,300

Specialty Retail (2.8%)
Advance Auto Parts, Inc.	4,387	738,464
AutoZone, Inc.*	4,529	3,513,145
Best Buy Co., Inc.	11,853	940,654
Burlington Stores, Inc.*	13,104	2,134,904
CarMax, Inc.*	20,988	1,567,174

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

AXA LARGE CAP GROWTH MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Floor & Decor Holdings, Inc., Class A*	7,785	$234,873
Gap, Inc. (The)	3,366	97,109
Home Depot, Inc. (The)	264,015	54,690,706
L Brands, Inc.	9,332	282,760
Lowe’s Cos., Inc.	161,469	18,539,871
Michaels Cos., Inc. (The)*	3,662	59,434
O’Reilly Automotive, Inc.*	56,177	19,511,395
Ross Stores, Inc.	73,405	7,274,436
Tiffany & Co.	4,407	568,371
TJX Cos., Inc. (The)	123,990	13,889,360
Tractor Supply Co.	23,943	2,175,940
Ulta Beauty, Inc.*	42,516	11,994,614
Urban Outfitters, Inc.*	15,005	613,705
Williams-Sonoma, Inc.(x)	139,068	9,139,549

		147,966,464

Textiles, Apparel & Luxury Goods (1.4%)
Carter’s, Inc.	9,187	905,838
Columbia Sportswear Co.	756	70,361
Hanesbrands, Inc.(x)	69,910	1,288,441
Lululemon Athletica, Inc.*	19,330	3,140,932
LVMH Moet Hennessy Louis Vuitton SE	8,414	2,975,660
Michael Kors Holdings Ltd.*	14,923	1,023,121
NIKE, Inc., Class B	501,323	42,472,085
Skechers U.S.A., Inc., Class A*	11,450	319,799
Tapestry, Inc.	11,546	580,417
Under Armour, Inc., Class A(x)*	672,202	14,264,126
Under Armour, Inc., Class C*	29,254	569,283
VF Corp.	49,005	4,579,517

		72,189,580

Total Consumer Discretionary		847,693,710

Consumer Staples (5.8%)
Beverages (2.8%)
Anheuser-Busch InBev SA/NV (ADR)(x)	135,000	11,821,950
Brown-Forman Corp., Class A	10,053	510,692
Brown-Forman Corp., Class B	55,709	2,816,090
Coca-Cola Co. (The)	1,136,122	52,477,476
Constellation Brands, Inc., Class A	30,926	6,668,264
Diageo plc (ADR)	54,850	7,770,600
Heineken NV	63,850	5,986,984
Keurig Dr Pepper, Inc.	36,482	845,288
Monster Beverage Corp.*	488,537	28,471,936
PepsiCo, Inc.	257,202	28,755,184

		146,124,464

Food & Staples Retailing (0.8%)
Costco Wholesale Corp.	86,410	20,295,981
Sprouts Farmers Market, Inc.*	24,839	680,837
Sysco Corp.	93,796	6,870,557
US Foods Holding Corp.*	2,549	78,560
Walmart, Inc.	168,753	15,847,594

		43,773,529

Food Products (1.0%)
Campbell Soup Co.(x)	23,517	861,428
Danone SA (ADR)	689,804	10,667,819
General Mills, Inc.	6,271	269,151
Hershey Co. (The)	25,052	2,555,304
Kellogg Co.	189,402	13,261,928
McCormick & Co., Inc. (Non- Voting)	1,564	206,057
Nestle SA (Registered)	210,917	17,584,298
Nestle SA (ADR)	95,782	7,969,062
Post Holdings, Inc.*	7,660	750,986

		54,126,033

Household Products (0.6%)
Church & Dwight Co., Inc.	40,788	2,421,584
Clorox Co. (The)	22,209	3,340,456
Colgate-Palmolive Co.	149,779	10,027,703
Energizer Holdings, Inc.	6,961	408,263
Kimberly-Clark Corp.	60,054	6,824,537
Procter & Gamble Co. (The)	84,604	7,041,591
Spectrum Brands Holdings, Inc.	3,849	287,597

		30,351,731

Personal Products (0.1%)
Estee Lauder Cos., Inc. (The), Class A	42,904	6,234,809
Herbalife Nutrition Ltd.*	4,266	232,710
Nu Skin Enterprises, Inc., Class A	3,435	283,113

		6,750,632

Tobacco (0.5%)
Altria Group, Inc.	374,662	22,595,865
Philip Morris International, Inc.	73,691	6,008,764

		28,604,629

Total Consumer Staples		309,731,018

Energy (0.7%)
Energy Equipment & Services (0.4%)
Halliburton Co.	172,666	6,998,153
RPC, Inc.(x)	4,415	68,344
Schlumberger Ltd.	211,209	12,866,853

		19,933,350

Oil, Gas & Consumable Fuels (0.3%)
Anadarko Petroleum Corp.	33,808	2,278,997
Antero Resources Corp.*	26,100	462,231
Apache Corp.	4,848	231,104
Cabot Oil & Gas Corp.	64,031	1,441,978
Cheniere Energy, Inc.*	31,680	2,201,443
Cimarex Energy Co.	2,467	229,283
Concho Resources, Inc.*	5,163	788,648
Continental Resources, Inc.*	8,584	586,116
Diamondback Energy, Inc.	5,232	707,314
EOG Resources, Inc.	13,014	1,660,196
Kosmos Energy Ltd.*	9,038	84,505
Newfield Exploration Co.*	14,945	430,864
ONEOK, Inc.	33,267	2,255,170
Parsley Energy, Inc., Class A*	36,409	1,064,963
Pioneer Natural Resources Co.	18,584	3,237,148

		17,659,960

Total Energy		37,593,310

Financials (3.6%)
Banks (0.2%)
Comerica, Inc.	2,075	187,165
East West Bancorp, Inc.	2,003	120,921
First Republic Bank	8,918	856,128
JPMorgan Chase & Co.	33,325	3,760,392
Pinnacle Financial Partners, Inc.	6,571	395,246
Signature Bank	6,902	792,626
SVB Financial Group*	7,974	2,478,558
Synovus Financial Corp.	1,921	87,963
Texas Capital Bancshares, Inc.*	6,385	527,720
Western Alliance Bancorp*	12,112	689,052

		9,895,771

Capital Markets (2.3%)
Ameriprise Financial, Inc.	4,443	656,053
Cboe Global Markets, Inc.	20,379	1,955,569
Charles Schwab Corp. (The)	484,658	23,820,941
CME Group, Inc.	5,930	1,009,345
E*TRADE Financial Corp.*	12,183	638,267
Eaton Vance Corp.	22,393	1,176,976
Evercore, Inc., Class A	8,150	819,483

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

AXA LARGE CAP GROWTH MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
FactSet Research Systems, Inc.	49,604	$11,096,911
Interactive Brokers Group, Inc., Class A	12,991	718,532
Intercontinental Exchange, Inc.	112,824	8,449,389
Lazard Ltd., Class A	20,400	981,852
LPL Financial Holdings, Inc.	17,161	1,107,056
MarketAxess Holdings, Inc.	7,167	1,279,238
Moody’s Corp.	32,815	5,486,668
Morgan Stanley	64,339	2,996,267
Morningstar, Inc.	3,482	438,384
MSCI, Inc.	75,702	13,430,292
Northern Trust Corp.	11,828	1,207,994
Raymond James Financial, Inc.	7,896	726,827
S&P Global, Inc.	49,759	9,722,411
SEI Investments Co.	257,105	15,709,116
State Street Corp.	4,653	389,828
T. Rowe Price Group, Inc.	43,150	4,711,117
TD Ameritrade Holding Corp.	170,924	9,029,915
Virtu Financial, Inc., Class A(x)	7,941	162,393

		117,720,824

Consumer Finance (0.4%)
American Express Co.	155,324	16,540,452
Capital One Financial Corp.	7,593	720,803
Credit Acceptance Corp.*	1,998	875,264
Discover Financial Services	31,202	2,385,393
OneMain Holdings, Inc.*	1,591	53,474
Santander Consumer USA Holdings, Inc.	2,969	59,499
Synchrony Financial	51,409	1,597,792

		22,232,677

Diversified Financial Services (0.2%)
Berkshire Hathaway, Inc., Class B*	48,381	10,358,856
Voya Financial, Inc.	2,431	120,748

		10,479,604

Insurance (0.5%)
Alleghany Corp.	339	221,208
American International Group, Inc.	25,035	1,332,863
Aon plc	48,107	7,397,894
Arch Capital Group Ltd.*	12,173	362,877
Axis Capital Holdings Ltd.	1,754	101,223
Brown & Brown, Inc.	2,611	77,207
Chubb Ltd.	35,384	4,728,718
Erie Indemnity Co., Class A	3,884	495,327
Everest Re Group Ltd.	3,241	740,471
Markel Corp.*	241	286,426
Marsh & McLennan Cos., Inc.	46,786	3,870,138
Progressive Corp. (The)	114,364	8,124,419
RenaissanceRe Holdings Ltd.	565	75,473
Travelers Cos., Inc. (The)	10,268	1,331,862

		29,146,106

Total Financials		189,474,982

Health Care (10.6%)
Biotechnology (3.7%)
AbbVie, Inc.	300,007	28,374,662
Agios Pharmaceuticals, Inc.*	9,634	742,974
Alexion Pharmaceuticals, Inc.*	67,040	9,319,230
Alkermes plc*	29,970	1,271,927
Alnylam Pharmaceuticals, Inc.*	15,561	1,361,899
Amgen, Inc.	150,825	31,264,514
Biogen, Inc.*	37,730	13,330,386
BioMarin Pharmaceutical, Inc.*	148,025	14,353,984
Bluebird Bio, Inc.*	7,407	1,081,422
Celgene Corp.*	162,942	14,581,680
Exact Sciences Corp.(x)*	23,569	1,860,065
Exelixis, Inc.*	57,298	1,015,321
Gilead Sciences, Inc.	190,869	14,736,995
Incyte Corp.*	34,559	2,387,336
Ionis Pharmaceuticals, Inc.*	24,294	1,253,085
Neurocrine Biosciences, Inc.*	17,576	2,160,969
Regeneron Pharmaceuticals, Inc.*	81,324	32,858,150
Sage Therapeutics, Inc.*	8,896	1,256,560
Sarepta Therapeutics, Inc.(x)*	12,548	2,026,627
Seattle Genetics, Inc.*	21,127	1,629,314
TESARO, Inc.(x)*	7,485	291,990
Vertex Pharmaceuticals, Inc.*	87,824	16,927,198

		194,086,288

Health Care Equipment & Supplies (2.3%)
ABIOMED, Inc.*	8,461	3,805,335
Align Technology, Inc.*	46,080	18,027,418
Baxter International, Inc.	11,350	874,972
Becton Dickinson and Co.	44,947	11,731,167
Boston Scientific Corp.*	208,841	8,040,379
Cantel Medical Corp.	7,474	688,056
Cooper Cos., Inc. (The)	1,606	445,103
DexCom, Inc.*	17,190	2,458,858
Edwards Lifesciences Corp.*	41,706	7,261,015
Hill-Rom Holdings, Inc.	8,268	780,499
ICU Medical, Inc.*	3,155	892,076
IDEXX Laboratories, Inc.*	16,916	4,223,249
Insulet Corp.*	11,355	1,203,062
Integra LifeSciences Holdings Corp.*	11,354	747,888
Intuitive Surgical, Inc.*	37,210	21,358,539
Masimo Corp.*	9,120	1,135,805
Penumbra, Inc.*	6,199	927,990
ResMed, Inc.	27,691	3,193,880
Stryker Corp.	118,911	21,128,105
Teleflex, Inc.	1,769	470,713
Varian Medical Systems, Inc.*	88,217	9,874,129
West Pharmaceutical Services, Inc.	3,493	431,281

		119,699,519

Health Care Providers & Services (2.3%)
Aetna, Inc.	22,812	4,627,414
AmerisourceBergen Corp.	31,442	2,899,581
Anthem, Inc.	24,016	6,581,585
Centene Corp.*	65,777	9,523,194
Chemed Corp.	2,984	953,627
Cigna Corp.	46,339	9,650,097
DaVita, Inc.*	13,541	969,942
Encompass Health Corp.	19,220	1,498,199
Envision Healthcare Corp.*	4,781	218,635
Express Scripts Holding Co.*	9,375	890,719
HCA Healthcare, Inc.	40,979	5,700,998
Henry Schein, Inc.*	4,635	394,114
Humana, Inc.	25,865	8,755,820
Laboratory Corp. of America Holdings*	1,254	217,795
McKesson Corp.	5,200	689,780
Molina Healthcare, Inc.*	10,196	1,516,145
Premier, Inc., Class A*	3,376	154,553
UnitedHealth Group, Inc.	238,154	63,358,490
WellCare Health Plans, Inc.*	15,110	4,842,604

		123,443,292

Health Care Technology (0.3%)
athenahealth, Inc.*	7,768	1,037,805
Cerner Corp.*	219,864	14,161,440
Veeva Systems, Inc., Class A*	23,642	2,573,905

		17,773,150

Life Sciences Tools & Services (0.4%)
Bio-Techne Corp.	7,303	1,490,615
Bruker Corp.	7,355	246,025
Charles River Laboratories International, Inc.*	6,548	880,968

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

AXA LARGE CAP GROWTH MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Illumina, Inc.*	28,942	$10,623,451
Mettler-Toledo International, Inc.*	4,894	2,980,348
PRA Health Sciences, Inc.*	11,254	1,240,078
Thermo Fisher Scientific, Inc.	4,660	1,137,413
Waters Corp.*	14,136	2,751,996

		21,350,894

Pharmaceuticals (1.6%)
Bristol-Myers Squibb Co.	172,354	10,699,736
Catalent, Inc.*	6,252	284,779
Eli Lilly & Co.	116,138	12,462,769
Jazz Pharmaceuticals plc*	10,620	1,785,541
Johnson & Johnson	95,720	13,225,632
Merck & Co., Inc.	82,085	5,823,110
Nektar Therapeutics*	30,760	1,875,130
Novartis AG (ADR)	78,515	6,764,852
Novo Nordisk A/S (ADR)	278,473	13,127,217
Zoetis, Inc.	228,002	20,875,863

		86,924,629

Total Health Care		563,277,772

Industrials (7.9%)
Aerospace & Defense (2.3%)
Boeing Co. (The)	152,527	56,724,791
BWX Technologies, Inc.	19,333	1,209,086
Curtiss-Wright Corp.	686	94,270
General Dynamics Corp.	22,948	4,697,915
Harris Corp.	23,316	3,945,300
HEICO Corp.	7,431	688,185
HEICO Corp., Class A	14,787	1,116,418
Hexcel Corp.	3,995	267,865
Huntington Ingalls Industries, Inc.	7,144	1,829,436
Lockheed Martin Corp.	44,785	15,493,819
Northrop Grumman Corp.	45,045	14,295,932
Raytheon Co.	56,850	11,748,621
Rockwell Collins, Inc.	4,173	586,181
Spirit AeroSystems Holdings, Inc., Class A	20,926	1,918,286
Textron, Inc.	8,688	620,931
TransDigm Group, Inc.*	9,549	3,555,093

		118,792,129

Air Freight & Logistics (1.1%)
CH Robinson Worldwide, Inc.	27,205	2,663,914
Expeditors International of Washington, Inc.	304,606	22,397,678
FedEx Corp.	48,940	11,784,263
United Parcel Service, Inc., Class B	168,799	19,707,283
XPO Logistics, Inc.*	24,715	2,821,712

		59,374,850

Airlines (0.1%)
Delta Air Lines, Inc.	31,706	1,833,558
Southwest Airlines Co.	74,582	4,657,646

		6,491,204

Building Products (0.1%)
Allegion plc	15,462	1,400,393
AO Smith Corp.	27,796	1,483,473
Armstrong World Industries, Inc.*	9,114	634,334
Fortune Brands Home & Security, Inc.	11,308	592,087
Lennox International, Inc.(x)	6,547	1,429,865
Masco Corp.	41,248	1,509,677

		7,049,829

Commercial Services & Supplies (0.3%)
Cintas Corp.	17,222	3,406,684
Copart, Inc.*	40,048	2,063,673
KAR Auction Services, Inc.	24,811	1,480,969
Republic Services, Inc.	2,810	204,175
Rollins, Inc.	18,744	1,137,573
Waste Management, Inc.	72,556	6,556,160

		14,849,234

Construction & Engineering (0.0%)
Quanta Services, Inc.*	8,921	297,783

Electrical Equipment (0.3%)
AMETEK, Inc.	8,936	707,016
Emerson Electric Co.	88,270	6,759,717
Hubbell, Inc.	7,502	1,002,042
Rockwell Automation, Inc.	24,250	4,547,360
Sensata Technologies Holding plc*	17,664	875,251

		13,891,386

Industrial Conglomerates (0.9%)
3M Co.	94,110	19,829,918
Honeywell International, Inc.	117,030	19,473,792
Roper Technologies, Inc.	20,448	6,056,902

		45,360,612

Machinery (1.6%)
Allison Transmission Holdings, Inc.	23,589	1,226,864
Caterpillar, Inc.	105,506	16,088,610
Cummins, Inc.	10,766	1,572,590
Deere & Co.	144,616	21,740,123
Donaldson Co., Inc.	23,608	1,375,402
Fortive Corp.(x)	109,860	9,250,212
Gardner Denver Holdings, Inc.*	7,220	204,615
Graco, Inc.	32,410	1,501,879
IDEX Corp.	14,181	2,136,509
Illinois Tool Works, Inc.	120,591	17,017,802
Ingersoll-Rand plc	26,351	2,695,707
Lincoln Electric Holdings, Inc.(x)	12,170	1,137,165
Middleby Corp. (The)(x)*	6,139	794,080
Nordson Corp.	10,632	1,476,785
Parker-Hannifin Corp.	4,629	851,412
Toro Co. (The)	20,487	1,228,605
WABCO Holdings, Inc.*	10,381	1,224,335
Wabtec Corp.	29,165	3,058,825
Welbilt, Inc.*	26,568	554,740
Xylem, Inc.	19,711	1,574,318

		86,710,578

Professional Services (0.4%)
CoStar Group, Inc.*	7,052	2,967,764
Dun & Bradstreet Corp. (The)	3,275	466,720
Equifax, Inc.	36,641	4,784,215
Robert Half International, Inc.	23,640	1,663,783
TransUnion	95,775	7,047,125
Verisk Analytics, Inc.*	31,645	3,814,805

		20,744,412

Road & Rail (0.6%)
CSX Corp.	75,757	5,609,806
Genesee & Wyoming, Inc., Class A*	2,480	225,655
JB Hunt Transport Services, Inc.	17,133	2,037,799
Landstar System, Inc.	8,088	986,736
Old Dominion Freight Line, Inc.	12,982	2,093,477
Schneider National, Inc., Class B	1,861	46,488
Union Pacific Corp.	134,495	21,899,821

		32,899,782

Trading Companies & Distributors (0.2%)
Air Lease Corp.	1,493	68,499
Fastenal Co.	56,501	3,278,188
HD Supply Holdings, Inc.*	11,427	488,961
MSC Industrial Direct Co., Inc., Class A	4,154	366,009
United Rentals, Inc.*	16,374	2,678,786
Univar, Inc.*	3,771	115,619
Watsco, Inc.	4,956	882,664

See Notes to Portfolio of Investments.

4

EQ ADVISORS TRUST

AXA LARGE CAP GROWTH MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
WW Grainger, Inc.	8,947	$3,197,747

		11,076,473

Total Industrials		417,538,272

Information Technology (23.9%)
Communications Equipment (0.5%)
Arista Networks, Inc.*	11,192	2,975,505
Cisco Systems, Inc.	282,261	13,731,999
F5 Networks, Inc.*	12,012	2,395,433
Motorola Solutions, Inc.	3,745	487,374
Palo Alto Networks, Inc.*	17,700	3,987,102
Ubiquiti Networks, Inc.(x)	3,911	386,641

		23,964,054

Electronic Equipment, Instruments & Components (0.3%)
Amphenol Corp., Class A	58,153	5,467,545
CDW Corp.	29,107	2,588,194
Cognex Corp.	32,509	1,814,652
Coherent, Inc.*	3,319	571,499
FLIR Systems, Inc.	2,645	162,588
IPG Photonics Corp.*	7,001	1,092,646
Littelfuse, Inc.	4,063	804,027
National Instruments Corp.	18,252	882,119
Zebra Technologies Corp., Class A*	10,385	1,836,380

		15,219,650

IT Services (7.3%)
Accenture plc, Class A	201,028	34,214,965
Akamai Technologies, Inc.*	30,544	2,234,294
Alliance Data Systems Corp.	9,456	2,233,129
Automatic Data Processing, Inc.	225,736	34,009,386
Black Knight, Inc.*	27,859	1,447,275
Booz Allen Hamilton Holding Corp.	26,282	1,304,376
Broadridge Financial Solutions, Inc.	23,141	3,053,455
Cognizant Technology Solutions Corp., Class A	104,351	8,050,680
CoreLogic, Inc.*	10,203	504,130
EPAM Systems, Inc.*	9,884	1,361,027
Euronet Worldwide, Inc.*	5,079	509,017
Fidelity National Information Services, Inc.	40,054	4,368,690
First Data Corp., Class A*	106,987	2,617,972
Fiserv, Inc.*	129,196	10,643,166
FleetCor Technologies, Inc.*	17,265	3,933,658
Gartner, Inc.*	97,842	15,507,957
Genpact Ltd.	11,135	340,842
Global Payments, Inc.	31,292	3,986,601
GoDaddy, Inc., Class A*	31,632	2,637,792
International Business Machines Corp.	130,626	19,751,957
Jack Henry & Associates, Inc.	15,195	2,432,416
Mastercard, Inc., Class A	280,642	62,473,715
Okta, Inc.*	16,702	1,175,153
Paychex, Inc.	63,220	4,656,153
PayPal Holdings, Inc.*	293,340	25,766,986
Sabre Corp.	41,302	1,077,156
Square, Inc., Class A*	56,370	5,581,194
Switch, Inc., Class A(x)	5,233	56,516
Teradata Corp.*	17,381	655,438
Total System Services, Inc.	35,458	3,501,123
Twilio, Inc., Class A*	13,934	1,202,226
VeriSign, Inc.*	20,742	3,321,209
Visa, Inc., Class A	756,950	113,610,625
Western Union Co. (The)	26,708	509,054
WEX, Inc.*	8,110	1,628,164
Worldpay, Inc.*	79,333	8,034,053

		388,391,550

Semiconductors & Semiconductor Equipment (2.8%)
Advanced Micro Devices, Inc.*	178,833	5,524,151
Analog Devices, Inc.	11,452	1,058,852
Applied Materials, Inc.	199,191	7,698,732
ASML Holding NV (Registered) (NYRS)	16,800	3,158,736
Broadcom, Inc.	51,112	12,610,864
Cypress Semiconductor Corp.	49,911	723,210
KLA-Tencor Corp.	30,691	3,121,582
Lam Research Corp.	31,125	4,721,663
Marvell Technology Group Ltd.	30,113	581,181
Maxim Integrated Products, Inc.	54,706	3,084,871
Microchip Technology, Inc.(x)	45,226	3,568,784
Micron Technology, Inc.*	179,683	8,127,062
MKS Instruments, Inc.	10,994	881,169
Monolithic Power Systems, Inc.	7,832	983,151
NVIDIA Corp.	175,854	49,418,490
NXP Semiconductors NV*	3,746	320,283
ON Semiconductor Corp.*	82,955	1,528,861
QUALCOMM, Inc.	206,400	14,866,992
Skyworks Solutions, Inc.	25,230	2,288,613
Teradyne, Inc.	6,330	234,083
Texas Instruments, Inc.	193,840	20,797,094
Universal Display Corp.(x)	8,361	985,762
Versum Materials, Inc.	21,874	787,683
Xilinx, Inc.	50,128	4,018,762

		151,090,631

Software (8.7%)
2U, Inc.*	11,011	827,917
Adobe Systems, Inc.*	156,047	42,124,887
ANSYS, Inc.*	16,415	3,064,352
Aspen Technology, Inc.*	13,223	1,506,232
Atlassian Corp. plc, Class A*	18,110	1,741,095
Autodesk, Inc.*	185,611	28,975,733
Cadence Design Systems, Inc.*	54,953	2,490,470
CDK Global, Inc.	25,799	1,613,985
Ceridian HCM Holding, Inc.(x)*	4,746	199,474
Citrix Systems, Inc.*	26,610	2,957,968
Dell Technologies, Inc., Class V*	2,981	289,515
DocuSign, Inc.(x)*	5,083	267,213
Fair Isaac Corp.*	5,711	1,305,249
FireEye, Inc.(x)*	25,321	430,457
Fortinet, Inc.*	27,434	2,531,335
Guidewire Software, Inc.*	15,688	1,584,645
Intuit, Inc.	79,948	18,180,175
LogMeIn, Inc.	6,900	614,790
Manhattan Associates, Inc.*	13,026	711,220
Microsoft Corp.	1,994,819	228,147,448
Nutanix, Inc., Class A*	20,633	881,442
Oracle Corp.	640,813	33,040,318
Paycom Software, Inc.(x)*	9,745	1,514,470
Pegasystems, Inc.	7,608	476,261
Pluralsight, Inc., Class A*	3,811	121,952
Proofpoint, Inc.*	9,741	1,035,761
PTC, Inc.*	23,061	2,448,848
RealPage, Inc.*	14,236	938,152
Red Hat, Inc.*	76,846	10,472,573
RingCentral, Inc., Class A*	13,533	1,259,246
salesforce.com, Inc.*	187,185	29,768,031
ServiceNow, Inc.*	49,112	9,607,781
Splunk, Inc.*	28,510	3,447,144
SS&C Technologies Holdings, Inc.	37,824	2,149,538
Symantec Corp.	267,011	5,681,994
Synopsys, Inc.*	2,541	250,568
Tableau Software, Inc., Class A*	13,808	1,542,906
Tyler Technologies, Inc.*	7,443	1,823,982
Ultimate Software Group, Inc. (The)*	6,050	1,949,250
VMware, Inc., Class A*	40,374	6,300,766

See Notes to Portfolio of Investments.

5

EQ ADVISORS TRUST

AXA LARGE CAP GROWTH MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Workday, Inc., Class A*	56,391	$8,231,958
Zendesk, Inc.*	20,908	1,484,468

		463,991,569

Technology Hardware, Storage & Peripherals (4.3%)
Apple, Inc.	978,017	220,777,557
NCR Corp.*	19,854	564,052
NetApp, Inc.	51,794	4,448,587
Pure Storage, Inc., Class A*	31,584	819,605

		226,609,801

Total Information Technology		1,269,267,255

Materials (1.1%)
Chemicals (0.8%)
Axalta Coating Systems Ltd.*	17,619	513,770
Celanese Corp.	16,808	1,916,112
Chemours Co. (The)	34,752	1,370,619
DowDuPont, Inc.	45,400	2,919,674
Ecolab, Inc.	22,948	3,597,787
FMC Corp.	10,495	914,954
International Flavors & Fragrances, Inc.	6,406	891,203
LyondellBasell Industries NV, Class A	30,524	3,129,015
NewMarket Corp.	1,372	556,360
Platform Specialty Products Corp.*	22,789	284,179
PPG Industries, Inc.	3,387	369,623
Praxair, Inc.	50,821	8,168,459
RPM International, Inc.	5,664	367,820
Scotts Miracle-Gro Co. (The)	4,050	318,857
Sherwin-Williams Co. (The)	30,442	13,857,504
Westlake Chemical Corp.	6,813	566,228
WR Grace & Co.	10,088	720,888

		40,463,052

Construction Materials (0.1%)
Eagle Materials, Inc.	7,856	669,645
Martin Marietta Materials, Inc.	11,303	2,056,581
Vulcan Materials Co.	24,240	2,695,488

		5,421,714

Containers & Packaging (0.1%)
Avery Dennison Corp.	17,211	1,864,812
Berry Global Group, Inc.*	13,503	653,410
Crown Holdings, Inc.(x)*	26,051	1,250,448
Graphic Packaging Holding Co.	11,167	156,450
International Paper Co.	9,675	475,526
Packaging Corp. of America	18,253	2,002,172
Sealed Air Corp.	16,831	675,765
Silgan Holdings, Inc.	5,718	158,960

		7,237,543

Metals & Mining (0.1%)
Compass Minerals International, Inc.(x)	33,368	2,242,330
Royal Gold, Inc.	5,488	422,905
Southern Copper Corp.	16,716	721,128
Steel Dynamics, Inc.	6,978	315,336

		3,701,699

Total Materials		56,824,008

Real Estate (1.1%)
Equity Real Estate Investment Trusts (REITs) (1.1%)
Alexandria Real Estate Equities, Inc. (REIT)	1,601	201,390
American Tower Corp. (REIT)	86,757	12,605,792
Colony Capital, Inc. (REIT)	8,555	52,100
CoreSite Realty Corp. (REIT)	7,184	798,430
Crown Castle International Corp. (REIT)	117,729	13,106,770
Equinix, Inc. (REIT)	15,716	6,803,299
Equity LifeStyle Properties, Inc. (REIT)	16,592	1,600,298
Extra Space Storage, Inc. (REIT)	20,764	1,798,993
Gaming and Leisure Properties, Inc. (REIT)	14,552	512,958
Hudson Pacific Properties, Inc. (REIT)	3,590	117,465
Lamar Advertising Co. (REIT), Class A	14,731	1,146,072
Life Storage, Inc. (REIT)	571	54,336
Omega Healthcare Investors, Inc. (REIT)	3,186	104,405
Public Storage (REIT)	29,461	5,940,221
SBA Communications Corp. (REIT)*	22,397	3,597,630
Simon Property Group, Inc. (REIT)	55,702	9,845,329
Taubman Centers, Inc. (REIT)	11,992	717,481

		59,002,969

Real Estate Management & Development (0.0%)
CBRE Group, Inc., Class A*	29,876	1,317,532
Howard Hughes Corp. (The)*	3,177	394,647

		1,712,179

Total Real Estate		60,715,148

Utilities (0.1%)
Electric Utilities (0.0%)
NextEra Energy, Inc.	11,300	1,893,880

Multi-Utilities (0.1%)
Sempra Energy	34,645	3,940,869

Water Utilities (0.0%)
American Water Works Co., Inc.	20,200	1,776,994

Total Utilities		7,611,743

Total Common Stocks (80.3%) (Cost $1,988,219,480)		4,265,194,733

EXCHANGE TRADED FUNDS (ETF):
Equity (9.5%)
iShares Core S&P 500 ETF	5,579	1,633,141
iShares Morningstar Large-Cap ETF	10,023	1,687,098
iShares Morningstar Large-Cap Growth ETF(x)‡	519,365	96,529,179
iShares Morningstar Large-Cap Value ETF(x)	31,268	3,355,441
iShares Russell 1000 ETF(x)	3,225	521,515
iShares Russell 1000 Growth ETF(x)	1,011,773	157,816,352
iShares Russell 1000 Value ETF	34,090	4,316,476
iShares S&P 100 ETF(x)	2,587	335,327
iShares S&P 500 Growth ETF(x)	606,750	107,497,898
iShares S&P 500 Value ETF(x)	30,604	3,545,167
Vanguard Growth ETF(x)	757,022	121,910,823
Vanguard Large-Cap ETF(x)	600	80,106
Vanguard Value ETF(x)	31,300	3,464,284

Total Exchange Traded Funds (9.5%) (Cost $204,707,300)		502,692,807

See Notes to Portfolio of Investments.

6

EQ ADVISORS TRUST

AXA LARGE CAP GROWTH MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Convertible Bond (0.0%)
Consumer Discretionary (0.0%)
Hotels, Restaurants & Leisure (0.0%)
Caesars Entertainment Corp. 5.000%, 10/1/24	$573,859	$934,579

Total Consumer Discretionary		934,579

Total Long-Term Debt Securities (0.0%) (Cost $1,059,577)		934,579

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Company (5.4%)
JPMorgan Prime Money Market Fund, IM Shares	286,450,018	286,535,952

	Principal Amount	Value (Note 1)
Repurchase Agreements (1.5%)
Citigroup Global Markets, Inc., 2.44%, dated 9/28/18, due 10/5/18, repurchase price $6,002,847, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 1.625%-2.250%, maturing 11/30/19-11/15/27; total market value $6,325,716.(xx)	$6,000,000	6,000,000
Deutsche Bank Securities, Inc., 2.26%, dated 9/28/18, due 10/1/18, repurchase price $16,857,356, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 5/15/19-8/15/47; total market value $17,191,266.(xx)	16,854,182	16,854,182
HSBC Securities, Inc., 2.18%, dated 9/25/18, due 10/2/18, repurchase price $1,483,611, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 2/15/33-2/15/43; total market value $1,513,467.(xx)	1,483,252	1,483,252
ING Bank NV, 2.42%, dated 9/28/18, due 10/1/18, repurchase price $5,001,008, collateralized by various Common Stocks; total market value $5,556,229.(xx)	5,000,000	5,000,000
Natwest Markets Securities, Inc., 2.14%, dated 9/25/18, due 10/2/18, repurchase price $1,000,238, collateralized by various U.S. Government Treasury Securities, ranging from 1.375%-2.125%, maturing 10/31/20-11/15/26; total market value $1,020,364.(xx)	1,000,000	1,000,000
Natwest Markets Securities, Inc., 2.19%, dated 9/28/18, due 10/5/18, repurchase price $10,949,661, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-3.375%, maturing 2/15/19-5/15/44; total market value $11,165,944.(xx)	10,945,000	10,945,000
Natwest Markets Securities, Inc., 2.25%, dated 9/28/18, due 10/1/18, repurchase price $5,000,938, collateralized by various U.S. Government Treasury Securities, ranging from 1.375%-2.875%, maturing 5/31/19-11/15/26; total market value $5,100,958.(xx)	5,000,000	5,000,000
NBC Global Finance Ltd., 2.34%, dated 9/28/18, due 10/1/18, repurchase price $13,002,535, collateralized by various Common Stocks; total market value $14,464,517.(xx)	13,000,000	13,000,000
NBC Global Finance Ltd., 2.37%, dated 9/28/18, due 10/5/18, repurchase price $6,002,765, collateralized by various Common Stocks; total market value $6,676,465.(xx)	6,000,000	6,000,000
Societe Generale SA, 2.19%, dated 9/28/18, due 10/5/18, repurchase price $10,004,258, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.125%, maturing 11/8/18-11/15/45; total market value $10,200,000.(xx)	10,000,000	10,000,000
Societe Generale SA, 2.31%, dated 9/28/18, due 10/1/18, repurchase price $2,000,385, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.000%-4.250%, maturing 2/7/19-2/15/47; total market value $2,221,297.(xx)	2,000,000	2,000,000

Total Repurchase Agreements		77,282,434

Total Short-Term Investments (6.9%) (Cost $363,765,676)		363,818,386

Total Investments in Securities (96.7%) (Cost $2,557,752,033)		5,132,640,505
Other Assets Less Liabilities (3.3%)		174,825,575

Net Assets (100%)		$5,307,466,080

See Notes to Portfolio of Investments.

7

EQ ADVISORS TRUST

AXA LARGE CAP GROWTH MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

*	Non-income producing.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

(x)	All or a portion of security is on loan at September 30, 2018.

(xx)

At September 30, 2018, the Portfolio had loaned securities with a total value of $92,999,270. This was secured by cash collateral of $77,282,434 which was subsequently invested in joint repurchase agreements with a total value of $77,282,434, for which the Portfolio has a proportionate interest as reported in the Portfolio of Investments as Repurchase Agreements, and $20,458,388 collateralized by various U.S. Government Treasury Securities, ranging from 0.000% - 8.750%, maturing 10/4/18-11/15/47.

Glossary:

ADR — American Depositary Receipt

NYRS — New York Registry Shares

USD — United States Dollar

See Notes to Portfolio of Investments.

8

EQ ADVISORS TRUST

AXA LARGE CAP GROWTH MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

Investments in companies which were affiliates for nine months ended September 30, 2018, were as follows:

Security Description	Shares at September 30, 2018	Market Value December 31, 2017 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value September 30, 2018 ($)	Dividend/Interest Income ($)	Capital Gain Distributions ($)
iShares Morningstar Large-Cap Growth ETF(x)	519,365	106,705,054	1,259,007	(28,930,517)	5,473,026	12,022,609	96,529,179	531,969	—

Futures contracts outstanding as of September 30, 2018 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
NASDAQ 100 E-Mini Index	689	12/2018	USD	105,489,345	1,889,641
S&P 500 E-Mini Index	2,890	12/2018	USD	421,795,500	2,223,002

					4,112,643

See Notes to Portfolio of Investments.

9

EQ ADVISORS TRUST

AXA LARGE CAP GROWTH MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2018:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$494,596,954	$10,870,561	$—	$505,467,515
Consumer Discretionary	844,718,050	2,975,660	—	847,693,710
Consumer Staples	286,159,736	23,571,282	—	309,731,018
Energy	37,593,310	—	—	37,593,310
Financials	189,474,982	—	—	189,474,982
Health Care	563,277,772	—	—	563,277,772
Industrials	417,538,272	—	—	417,538,272
Information Technology	1,269,267,255	—	—	1,269,267,255
Materials	56,824,008	—	—	56,824,008
Real Estate	60,715,148	—	—	60,715,148
Utilities	7,611,743	—	—	7,611,743
Convertible Bonds
Consumer Discretionary	—	934,579	—	934,579
Exchange Traded Funds	502,692,807	—	—	502,692,807
Futures	4,112,643	—	—	4,112,643
Short-Term Investments
Investment Company	286,535,952	—	—	286,535,952
Repurchase Agreements	—	77,282,434	—	77,282,434

Total Assets	$5,021,118,632	$115,634,516	$—	$5,136,753,148

Total Liabilities	$—	$—	$—	$—

Total	$5,021,118,632	$115,634,516	$—	$5,136,753,148

There were no transfers between Levels 1, 2 or 3 during the nine months ended September 30, 2018.

As of September 30, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,574,040,352
Aggregate gross unrealized depreciation	(24,607,271)

Net unrealized appreciation	$2,549,433,081

Federal income tax cost of investments in securities and derivative instruments, if applicable	$2,587,320,067

See Notes to Portfolio of Investments.

10

EQ ADVISORS TRUST

AXA LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (6.2%)
Diversified Telecommunication Services (2.5%)
AT&T, Inc.	1,440,080	$48,357,886
CenturyLink, Inc.	189,238	4,011,846
Verizon Communications, Inc.	1,244,451	66,441,238

		118,810,970

Entertainment (0.8%)
Cinemark Holdings, Inc.	21,100	848,220
Liberty Media Corp.-Liberty Formula One, Class A*	4,900	174,342
Liberty Media Corp.-Liberty Formula One, Class C*	39,000	1,450,410
Lions Gate Entertainment Corp., Class A(x)	9,000	219,510
Lions Gate Entertainment Corp., Class B	17,600	410,080
Madison Square Garden Co. (The), Class A*	3,300	1,040,556
Take-Two Interactive Software, Inc.*	9,100	1,255,709
Twenty-First Century Fox, Inc., Class A	327,827	15,188,225
Twenty-First Century Fox, Inc., Class B	96,700	4,430,794
Viacom, Inc., Class A(x)	1,900	69,445
Viacom, Inc., Class B	69,800	2,356,448
Walt Disney Co. (The)	83,900	9,811,266
Zynga, Inc., Class A*	151,289	606,669

		37,861,674

Interactive Media & Services (0.4%)
Alphabet, Inc., Class C*	8,861	10,575,337
Facebook, Inc., Class A*	53,145	8,740,227
Zillow Group, Inc., Class A*	3,000	132,600
Zillow Group, Inc., Class C(x)*	6,200	274,350

		19,722,514

Media (2.1%)
Charter Communications, Inc., Class A*	19,434	6,333,152
Comcast Corp., Class A	1,644,171	58,220,096
Discovery, Inc., Class A(x)*	30,400	972,800
Discovery, Inc., Class C*	68,237	2,018,450
DISH Network Corp., Class A*	129,140	4,618,046
GCI Liberty, Inc., Class A*	19,900	1,014,900
Interpublic Group of Cos., Inc. (The)	562,435	12,862,889
John Wiley & Sons, Inc., Class A	8,712	527,947
Liberty Broadband Corp., Class A*	5,014	422,831
Liberty Broadband Corp., Class C*	20,528	1,730,510
Liberty Media Corp.-Liberty SiriusXM, Class A*	16,656	723,537
Liberty Media Corp.-Liberty SiriusXM, Class C*	33,612	1,460,441
News Corp., Class A	75,532	996,267
News Corp., Class B	23,900	325,040
Omnicom Group, Inc.	90,094	6,128,194
Tribune Media Co., Class A	17,300	664,839

		99,019,939

Wireless Telecommunication Services (0.4%)
Sprint Corp.*	127,381	833,072
Telephone & Data Systems, Inc.	346,073	10,531,002
T-Mobile USA, Inc.*	127,558	8,952,020
United States Cellular Corp.*	26,291	1,177,311

		21,493,405

Total Communication Services		296,908,502

Consumer Discretionary (4.5%)
Auto Components (0.5%)
Adient plc(x)	18,444	725,034
Aptiv plc	48,349	4,056,481
BorgWarner, Inc.	41,300	1,766,814
Gentex Corp.	17,402	373,447
Goodyear Tire & Rubber Co. (The)	47,500	1,111,025
Lear Corp.	56,863	8,245,134
Magna International, Inc.	141,856	7,451,696
Visteon Corp.*	2,100	195,090

		23,924,721

Automobiles (0.4%)
Ford Motor Co.	772,820	7,148,585
General Motors Co.	259,346	8,732,180
Harley-Davidson, Inc.	47,568	2,154,830
Thor Industries, Inc.	1,700	142,290

		18,177,885

Distributors (0.1%)
Genuine Parts Co.	28,262	2,809,243
LKQ Corp.*	50,800	1,608,836

		4,418,079

Diversified Consumer Services (0.0%)
Bright Horizons Family Solutions, Inc.*	1,800	212,112
Graham Holdings Co., Class B	826	478,502
H&R Block, Inc.	33,900	872,925
Service Corp. International	18,500	817,700

		2,381,239

Hotels, Restaurants & Leisure (1.1%)
Aramark	48,330	2,079,157
Caesars Entertainment Corp.(x)*	117,400	1,203,350
Carnival Corp.	80,262	5,118,308
Darden Restaurants, Inc.	12,200	1,356,518
Extended Stay America, Inc.	14,900	301,427
Hyatt Hotels Corp., Class A	8,992	715,673
International Game Technology plc	18,300	361,425
Las Vegas Sands Corp.	27,500	1,631,575
McDonald’s Corp.	125,500	20,994,895
MGM Resorts International	93,562	2,611,315
Norwegian Cruise Line Holdings Ltd.*	40,582	2,330,624
Royal Caribbean Cruises Ltd.	33,386	4,338,177
Yum China Holdings, Inc.	67,100	2,355,881
Yum! Brands, Inc.	52,053	4,732,138

		50,130,463

Household Durables (0.3%)
DR Horton, Inc.	28,165	1,188,000
Garmin Ltd.	22,512	1,576,966
Leggett & Platt, Inc.	25,900	1,134,161
Lennar Corp., Class A	25,958	1,211,979
Lennar Corp., Class B	1,412	54,362
Mohawk Industries, Inc.*	12,287	2,154,525
Newell Brands, Inc.	134,324	2,726,777
NVR, Inc.*	1,209	2,987,197
PulteGroup, Inc.	34,900	864,473
Toll Brothers, Inc.	13,660	451,190
Whirlpool Corp.	13,672	1,623,550

		15,973,180

Internet & Direct Marketing Retail (0.3%)
Amazon.com, Inc.*	3,325	6,659,975
eBay, Inc.*	145,000	4,787,900
Qurate Retail, Inc., Class A*	86,011	1,910,304

		13,358,179

Leisure Products (0.0%)
Brunswick Corp.	15,500	1,038,810
Hasbro, Inc.	4,900	515,088
Mattel, Inc.(x)*	53,000	832,100

		2,385,998

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

AXA LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Multiline Retail (0.7%)
Dollar Tree, Inc.*	38,500	$3,139,675
Kohl’s Corp.	104,040	7,756,182
Macy’s, Inc.	203,435	7,065,298
Target Corp.	161,595	14,254,295

		32,215,450

Specialty Retail (0.8%)
Advance Auto Parts, Inc.	9,800	1,649,634
AutoNation, Inc.*	10,900	452,895
AutoZone, Inc.*	700	542,990
Best Buy Co., Inc.	35,661	2,830,057
CarMax, Inc.*	13,900	1,037,913
Dick’s Sporting Goods, Inc.	15,300	542,844
Foot Locker, Inc.	23,205	1,182,991
Gap, Inc. (The)	90,898	2,622,407
Home Depot, Inc. (The)	28,014	5,803,100
L Brands, Inc.	37,200	1,127,160
Lowe’s Cos., Inc.	29,080	3,338,966
Michaels Cos., Inc. (The)*	63,041	1,023,155
O’Reilly Automotive, Inc.*	6,006	2,086,004
Penske Automotive Group, Inc.	7,000	331,730
Ross Stores, Inc.	9,665	957,802
Signet Jewelers Ltd.	52,555	3,464,951
Tiffany & Co.	20,200	2,605,194
TJX Cos., Inc. (The)	18,195	2,038,204
Tractor Supply Co.	54,038	4,910,973
Williams-Sonoma, Inc.(x)	12,700	834,644

		39,383,614

Textiles, Apparel & Luxury Goods (0.3%)
Columbia Sportswear Co.	5,300	493,271
Hanesbrands, Inc.	99,739	1,838,190
Michael Kors Holdings Ltd.*	13,000	891,280
PVH Corp.	15,182	2,192,281
Ralph Lauren Corp.	10,900	1,499,295
Skechers U.S.A., Inc., Class A*	41,623	1,162,530
Tapestry, Inc.	45,700	2,297,339
Under Armour, Inc., Class A(x)*	8,800	186,736
Under Armour, Inc., Class C*	9,000	175,140
VF Corp.	14,700	1,373,715

		12,109,777

Total Consumer Discretionary		214,458,585

Consumer Staples (6.4%)
Beverages (0.8%)
Coca-Cola Co. (The)	169,700	7,838,443
Diageo plc	151,438	5,366,879
Molson Coors Brewing Co., Class B	229,526	14,115,848
PepsiCo, Inc.	102,907	11,505,003

		38,826,173

Food & Staples Retailing (1.4%)
Casey’s General Stores, Inc.	7,400	955,414
Kroger Co. (The)	497,299	14,476,374
US Foods Holding Corp.*	78,235	2,411,203
Walgreens Boots Alliance, Inc.	258,910	18,874,539
Walmart, Inc.	300,602	28,229,533

		64,947,063

Food Products (1.7%)
Archer-Daniels-Midland Co.	170,375	8,564,751
Bunge Ltd.	27,814	1,911,100
Campbell Soup Co.(x)	10,800	395,604
Conagra Brands, Inc.	74,520	2,531,444
Danone SA	27,601	2,137,478
Flowers Foods, Inc.	35,400	660,564
General Mills, Inc.	221,334	9,499,655
Hain Celestial Group, Inc. (The)*	18,800	509,856
Hershey Co. (The)	2,500	255,000
Hormel Foods Corp.(x)	53,700	2,115,780
Ingredion, Inc.	14,256	1,496,310
JM Smucker Co. (The)	99,205	10,179,425
Kellogg Co.	148,150	10,373,463
Kraft Heinz Co. (The)	119,300	6,574,623
Lamb Weston Holdings, Inc.	28,906	1,925,140
McCormick & Co., Inc. (Non- Voting)	22,700	2,990,725
Mondelez International, Inc., Class A	286,802	12,321,013
Nestle SA (Registered)	88,171	7,350,878
Pilgrim’s Pride Corp.*	10,400	188,136
Pinnacle Foods, Inc.	23,381	1,515,323
Post Holdings, Inc.*	5,500	539,220
Seaboard Corp.	100	371,004
TreeHouse Foods, Inc.*	10,700	511,995
Tyson Foods, Inc., Class A	57,556	3,426,309

		88,344,796

Household Products (1.3%)
Church & Dwight Co., Inc.	7,300	433,401
Clorox Co. (The)	3,377	507,935
Colgate-Palmolive Co.	151,344	10,132,481
Energizer Holdings, Inc.	4,900	287,385
Kimberly-Clark Corp.	21,713	2,467,465
Procter & Gamble Co. (The)#	544,459	45,315,323
Reckitt Benckiser Group plc	27,275	2,494,204
Spectrum Brands Holdings, Inc.	4,500	336,240

		61,974,434

Personal Products (0.1%)
Coty, Inc., Class A	92,105	1,156,839
Herbalife Nutrition Ltd.*	18,604	1,014,848
Nu Skin Enterprises, Inc., Class A	7,500	618,150

		2,789,837

Tobacco (1.1%)
Altria Group, Inc.	57,870	3,490,140
British American Tobacco plc (ADR)	83,865	3,910,625
Philip Morris International, Inc.	534,352	43,571,062

		50,971,827

Total Consumer Staples		307,854,130

Energy (8.5%)
Energy Equipment & Services (0.8%)
Apergy Corp.*	15,319	667,296
Baker Hughes a GE Co.	82,391	2,787,288
Dril-Quip, Inc.*	11,028	576,213
Helmerich & Payne, Inc.	20,983	1,443,001
Nabors Industries Ltd.	67,425	415,338
National Oilwell Varco, Inc.	75,505	3,252,755
Patterson-UTI Energy, Inc.	43,149	738,279
RPC, Inc.(x)	173,788	2,690,238
Schlumberger Ltd.	390,749	23,804,429
Transocean Ltd.(x)*	84,800	1,182,960
Weatherford International plc(x)*	196,900	533,599

		38,091,396

Oil, Gas & Consumable Fuels (7.7%)
Anadarko Petroleum Corp.	67,706	4,564,061
Andeavor	28,933	4,441,216
Antero Resources Corp.*	22,200	393,162
Apache Corp.	70,776	3,373,892
Cabot Oil & Gas Corp.	23,200	522,464
Centennial Resource Development, Inc., Class A(x)*	36,100	788,785
Cheniere Energy, Inc.*	12,600	875,574
Chesapeake Energy Corp.(x)*	177,783	798,246
Chevron Corp.	409,841	50,115,358
Cimarex Energy Co.	27,906	2,593,584
CNX Resources Corp.*	42,330	605,742
Concho Resources, Inc.*	33,484	5,114,681
ConocoPhillips	363,678	28,148,678

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

AXA LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Continental Resources, Inc.*	8,900	$607,692
Devon Energy Corp.	342,873	13,694,348
Diamondback Energy, Inc.	14,400	1,946,736
Energen Corp.*	17,288	1,489,707
EOG Resources, Inc.	196,039	25,008,695
EQT Corp.	52,402	2,317,740
Extraction Oil & Gas, Inc.*	21,859	246,788
Exxon Mobil Corp.#	886,467	75,367,425
Hess Corp.	115,416	8,261,477
HollyFrontier Corp.	84,039	5,874,326
Kinder Morgan, Inc.	375,618	6,659,707
Kosmos Energy Ltd.*	37,800	353,430
Marathon Oil Corp.	314,994	7,333,060
Marathon Petroleum Corp.	236,633	18,923,541
Murphy Oil Corp.	32,422	1,080,949
Newfield Exploration Co.*	25,000	720,750
Noble Energy, Inc.	94,894	2,959,744
Occidental Petroleum Corp.	194,185	15,956,181
ONEOK, Inc.	47,500	3,220,025
Parsley Energy, Inc., Class A*	15,700	459,225
PBF Energy, Inc., Class A	23,218	1,158,810
Phillips 66	106,640	12,020,461
Pioneer Natural Resources Co.	15,100	2,630,269
QEP Resources, Inc.*	46,703	528,678
Range Resources Corp.	41,637	707,413
Royal Dutch Shell plc (ADR), Class A	139,317	9,493,060
SM Energy Co.	21,900	690,507
Suncor Energy, Inc.	257,540	9,964,223
Targa Resources Corp.	42,700	2,404,437
Valero Energy Corp.	159,194	18,108,318
Whiting Petroleum Corp.*	17,687	938,118
Williams Cos., Inc. (The)	526,331	14,310,940
WPX Energy, Inc.*	78,503	1,579,480

		369,351,703

Total Energy		407,443,099

Financials (19.5%)
Banks (9.8%)
Associated Banc-Corp.	33,384	867,984
Bank of America Corp.	2,292,692	67,542,706
Bank of Hawaii Corp.	8,228	649,271
Bank OZK	23,928	908,307
BankUnited, Inc.	20,508	725,983
BB&T Corp.	154,190	7,484,383
BOK Financial Corp.	5,144	500,408
CIT Group, Inc.(x)	25,108	1,295,824
Citigroup, Inc.	870,609	62,457,490
Citizens Financial Group, Inc.	95,862	3,697,397
Comerica, Inc.	63,973	5,770,365
Commerce Bancshares, Inc.	18,710	1,235,234
Cullen/Frost Bankers, Inc.	11,267	1,176,725
East West Bancorp, Inc.	26,429	1,595,519
Fifth Third Bancorp	135,624	3,786,622
First Citizens BancShares, Inc., Class A	1,600	723,648
First Hawaiian, Inc.	17,088	464,110
First Horizon National Corp.	63,992	1,104,502
First Republic Bank	31,713	3,044,448
FNB Corp.	63,800	811,536
Huntington Bancshares, Inc.	216,701	3,233,179
JPMorgan Chase & Co.	1,165,796	131,548,422
KeyCorp	209,034	4,157,686
M&T Bank Corp.	28,671	4,717,526
PacWest Bancorp	24,700	1,176,955
People’s United Financial, Inc.	68,348	1,170,118
Pinnacle Financial Partners, Inc.	8,400	505,260
PNC Financial Services Group, Inc. (The)	141,448	19,263,803
Popular, Inc.	19,840	1,016,800
Prosperity Bancshares, Inc.	13,100	908,485
Regions Financial Corp.	634,032	11,634,487
Signature Bank	4,017	461,312
Sterling Bancorp	44,000	968,000
SunTrust Banks, Inc.	91,957	6,141,808
SVB Financial Group*	2,450	761,534
Synovus Financial Corp.	21,320	976,243
TCF Financial Corp.	32,536	774,682
Texas Capital Bancshares, Inc.*	3,600	297,540
Umpqua Holdings Corp.	43,300	900,640
US Bancorp	495,267	26,155,050
Webster Financial Corp.	18,000	1,061,280
Wells Fargo & Co.	1,705,701	89,651,645
Western Alliance Bancorp*	7,700	438,053
Wintrust Financial Corp.	11,000	934,340
Zions Bancorp	67,166	3,368,375

		478,065,685

Capital Markets (3.0%)
Affiliated Managers Group, Inc.	10,700	1,462,904
Ameriprise Financial, Inc.	23,963	3,538,377
Bank of New York Mellon Corp. (The)	287,667	14,668,140
BGC Partners, Inc., Class A	51,700	611,094
BlackRock, Inc.	34,829	16,415,953
Cboe Global Markets, Inc.	1,600	153,536
CME Group, Inc.	61,208	10,418,214
E*TRADE Financial Corp.*	113,147	5,927,771
Franklin Resources, Inc.	62,600	1,903,666
Goldman Sachs Group, Inc. (The)	130,754	29,320,277
Interactive Brokers Group, Inc., Class A	1,194	66,040
Intercontinental Exchange, Inc.	54,615	4,090,117
Invesco Ltd.	80,207	1,835,136
Jefferies Financial Services, Inc.	61,305	1,346,258
Lazard Ltd., Class A	1,900	91,447
Legg Mason, Inc.	16,515	515,763
Moody’s Corp.	19,286	3,224,619
Morgan Stanley	417,718	19,453,127
Nasdaq, Inc.	96,969	8,319,940
Northern Trust Corp.	29,554	3,018,350
Raymond James Financial, Inc.	18,330	1,687,277
State Street Corp.	122,818	10,289,692
T. Rowe Price Group, Inc.	34,454	3,761,688

		142,119,386

Consumer Finance (1.1%)
Ally Financial, Inc.	231,281	6,117,382
American Express Co.	95,077	10,124,750
Capital One Financial Corp.	178,407	16,936,176
Credit Acceptance Corp.*	200	87,614
Discover Financial Services	37,398	2,859,077
Navient Corp.	51,693	696,822
OneMain Holdings, Inc.*	69,010	2,319,426
Santander Consumer USA Holdings, Inc.	19,895	398,696
SLM Corp.*	197,172	2,198,468
Synchrony Financial	290,632	9,032,843

		50,771,254

Diversified Financial Services (1.5%)
AXA Equitable Holdings, Inc.	27,200	583,440
Berkshire Hathaway, Inc., Class B#*	335,421	71,816,990
Voya Financial, Inc.	30,961	1,537,833

		73,938,263

Insurance (3.9%)
Aflac, Inc.	151,280	7,120,750

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

AXA LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Alleghany Corp.	2,634	$1,718,764
Allstate Corp. (The)	102,512	10,117,934
American Financial Group, Inc.	14,225	1,578,548
American International Group, Inc.	335,636	17,869,261
American National Insurance Co.	1,479	191,220
Aon plc	58,657	9,020,273
Arch Capital Group Ltd.*	64,392	1,919,526
Arthur J Gallagher & Co.	35,700	2,657,508
Aspen Insurance Holdings Ltd.	11,624	485,883
Assurant, Inc.	10,369	1,119,334
Assured Guaranty Ltd.	104,407	4,409,108
Athene Holding Ltd., Class A*	31,324	1,618,198
Axis Capital Holdings Ltd.	14,394	830,678
Brighthouse Financial, Inc.*	72,104	3,189,881
Brown & Brown, Inc.	42,824	1,266,306
Chubb Ltd.	156,444	20,907,175
Cincinnati Financial Corp.	30,321	2,328,956
CNA Financial Corp.	5,522	252,079
Erie Indemnity Co., Class A	1,200	153,036
Everest Re Group Ltd.	17,478	3,993,199
Fidelity National Financial, Inc.	190,729	7,505,186
First American Financial Corp.	21,400	1,104,026
Hanover Insurance Group, Inc. (The)	8,401	1,036,431
Hartford Financial Services Group, Inc. (The)	215,143	10,748,544
Lincoln National Corp.	112,124	7,586,310
Loews Corp.	55,640	2,794,797
Markel Corp.*	2,449	2,910,612
Marsh & McLennan Cos., Inc.	53,500	4,425,520
Mercury General Corp.	5,341	267,905
MetLife, Inc.	279,184	13,043,476
Old Republic International Corp.	55,991	1,253,079
Principal Financial Group, Inc.	55,897	3,275,005
Prudential Financial, Inc.	101,912	10,325,724
Reinsurance Group of America, Inc.	12,745	1,842,417
RenaissanceRe Holdings Ltd.	7,236	966,585
Torchmark Corp.	20,821	1,804,972
Travelers Cos., Inc. (The)	110,921	14,387,563
Unum Group	41,453	1,619,569
White Mountains Insurance Group Ltd.	696	651,366
Willis Towers Watson plc	26,100	3,678,534
WR Berkley Corp.	18,754	1,499,007

		185,474,245

Mortgage Real Estate Investment Trusts (REITs) (0.2%)
AGNC Investment Corp. (REIT)	90,748	1,690,635
Annaly Capital Management, Inc. (REIT)	256,880	2,627,883
Chimera Investment Corp. (REIT)	36,756	666,386
MFA Financial, Inc. (REIT)	88,357	649,424
New Residential Investment Corp. (REIT)	66,000	1,176,120
Starwood Property Trust, Inc. (REIT)	50,436	1,085,383
Two Harbors Investment Corp. (REIT)	48,480	723,806

		8,619,637

Thrifts & Mortgage Finance (0.0%)
New York Community Bancorp, Inc.	94,138	976,211
TFS Financial Corp.	9,696	145,537

		1,121,748

Total Financials		940,110,218

Health Care (13.7%)
Biotechnology (0.8%)
AbbVie, Inc.	69,038	6,529,614
Agios Pharmaceuticals, Inc.*	600	46,272
Alexion Pharmaceuticals, Inc.*	7,200	1,000,872
Alnylam Pharmaceuticals, Inc.*	2,000	175,040
Amgen, Inc.	7,800	1,616,862
Biogen, Inc.*	9,598	3,391,069
Bluebird Bio, Inc.*	3,300	481,800
Gilead Sciences, Inc.	289,454	22,348,744
United Therapeutics Corp.*	32,621	4,171,573

		39,761,846

Health Care Equipment & Supplies (3.7%)
Abbott Laboratories	434,651	31,885,997
Baxter International, Inc.	212,732	16,399,510
Becton Dickinson and Co.	47,700	12,449,700
Boston Scientific Corp.*	63,000	2,425,500
Cooper Cos., Inc. (The)	8,064	2,234,938
Danaher Corp.	184,400	20,036,904
Dentsply Sirona, Inc.	44,187	1,667,617
Hill-Rom Holdings, Inc.	4,565	430,936
Hologic, Inc.*	53,600	2,196,528
Integra LifeSciences Holdings Corp.*	3,200	210,784
Intuitive Surgical, Inc.*	2,579	1,480,346
Koninklijke Philips NV (NYRS)	146,804	6,681,050
Medtronic plc	506,091	49,784,172
STERIS plc	16,600	1,899,040
Teleflex, Inc.	7,298	1,941,925
West Pharmaceutical Services, Inc.	11,100	1,370,517
Zimmer Biomet Holdings, Inc.	184,755	24,289,740

		177,385,204

Health Care Providers & Services (2.6%)
Acadia Healthcare Co., Inc.(x)*	17,100	601,920
Aetna, Inc.	77,055	15,630,607
Anthem, Inc.	57,244	15,687,718
Cardinal Health, Inc.	61,442	3,317,868
Centene Corp.*	4,685	678,294
Cigna Corp.	84,680	17,634,611
CVS Health Corp.	201,267	15,843,738
DaVita, Inc.*	12,800	916,864
Envision Healthcare Corp.*	19,039	870,653
Express Scripts Holding Co.*	134,217	12,751,957
HCA Healthcare, Inc.	22,686	3,156,076
Henry Schein, Inc.*	25,900	2,202,277
Humana, Inc.	9,080	3,073,762
Laboratory Corp. of America Holdings*	60,024	10,424,968
McKesson Corp.	77,523	10,283,426
MEDNAX, Inc.*	18,206	849,492
Molina Healthcare, Inc.*	1,900	282,530
Premier, Inc., Class A*	6,900	315,882
Quest Diagnostics, Inc.	26,899	2,902,671
UnitedHealth Group, Inc.	18,903	5,028,954
Universal Health Services, Inc., Class B	16,738	2,139,786
WellCare Health Plans, Inc.*	700	224,343

		124,818,397

Health Care Technology (0.0%)
Cerner Corp.*	34,700	2,235,027

Life Sciences Tools & Services (0.9%)
Agilent Technologies, Inc.	63,820	4,501,863
Bio-Rad Laboratories, Inc., Class A*	4,183	1,309,237
Bruker Corp.	11,800	394,710
Charles River Laboratories International, Inc.*	2,700	363,258
IQVIA Holdings, Inc.*	32,266	4,186,191
PerkinElmer, Inc.	21,704	2,111,148
QIAGEN NV*	43,753	1,657,364
Thermo Fisher Scientific, Inc.	109,898	26,823,903

See Notes to Portfolio of Investments.

4

EQ ADVISORS TRUST

AXA LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Waters Corp.*	1,100	$214,148

		41,561,822

Pharmaceuticals (5.7%)
Allergan plc	67,137	12,788,256
AstraZeneca plc (ADR)	41,039	1,623,913
Bristol-Myers Squibb Co.	162,376	10,080,302
Catalent, Inc.*	21,600	983,880
Elanco Animal Health, Inc.*	21,333	744,308
Eli Lilly & Co.	73,300	7,865,823
Jazz Pharmaceuticals plc*	1,000	168,130
Johnson & Johnson#	558,735	77,200,415
Merck & Co., Inc.	562,387	39,895,734
Mylan NV*	175,959	6,440,099
Novartis AG (Registered)	12,900	1,109,395
Novartis AG (ADR)	140,851	12,135,722
Novo Nordisk A/S (ADR)	41,462	1,954,519
Perrigo Co. plc	25,500	1,805,400
Pfizer, Inc.#	2,153,386	94,899,722
Roche Holding AG	3,701	896,589
Teva Pharmaceutical Industries Ltd. (ADR)	128,343	2,764,508

		273,356,715

Total Health Care		659,119,011

Industrials (7.3%)
Aerospace & Defense (1.7%)
Arconic, Inc.	85,561	1,883,198
Boeing Co. (The)	27,763	10,325,060
Curtiss-Wright Corp.	8,000	1,099,360
General Dynamics Corp.	28,208	5,774,742
Hexcel Corp.	13,900	931,995
Huntington Ingalls Industries, Inc.	1,300	332,904
L3 Technologies, Inc.	15,468	3,288,806
Lockheed Martin Corp.	13,236	4,579,127
Northrop Grumman Corp.	26,104	8,284,626
Raytheon Co.	23,789	4,916,235
Rockwell Collins, Inc.	28,100	3,947,207
Teledyne Technologies, Inc.*	7,000	1,726,760
Textron, Inc.	42,207	3,016,534
United Technologies Corp.	191,005	26,704,408

		76,810,962

Air Freight & Logistics (0.1%)
United Parcel Service, Inc., Class B	23,501	2,743,742

Airlines (0.5%)
Alaska Air Group, Inc.	23,700	1,631,982
American Airlines Group, Inc.	83,000	3,430,390
Copa Holdings SA, Class A	6,200	495,008
Delta Air Lines, Inc.	96,200	5,563,246
JetBlue Airways Corp.*	247,994	4,801,164
Southwest Airlines Co.	30,400	1,898,480
United Continental Holdings, Inc.*	49,200	4,381,752

		22,202,022

Building Products (0.4%)
Allegion plc	3,200	289,824
Armstrong World Industries, Inc.*	37,457	2,607,007
Fortune Brands Home & Security, Inc.	16,800	879,648
Johnson Controls International plc	403,522	14,123,270
Lennox International, Inc.(x)	500	109,200
Masco Corp.	19,400	710,040
Owens Corning	21,637	1,174,240
USG Corp.*	16,100	697,291

		20,590,520

Commercial Services & Supplies (0.1%)
ADT, Inc.(x)	20,863	195,904
Clean Harbors, Inc.*	10,200	730,116
KAR Auction Services, Inc.	1,700	101,473
Republic Services, Inc.	40,665	2,954,718
Stericycle, Inc.*	16,400	962,352
Waste Management, Inc.	12,961	1,171,156

		6,115,719

Construction & Engineering (0.1%)
AECOM*	31,564	1,030,880
Fluor Corp.	27,705	1,609,661
Jacobs Engineering Group, Inc.	25,185	1,926,652
Quanta Services, Inc.*	20,955	699,478
Valmont Industries, Inc.(x)	4,400	609,400

		5,876,071

Electrical Equipment (0.7%)
ABB Ltd. (ADR)	306,598	7,244,911
Acuity Brands, Inc.	8,100	1,273,320
AMETEK, Inc.	36,500	2,887,880
Eaton Corp. plc	143,931	12,483,135
Emerson Electric Co.	36,035	2,759,560
GrafTech International Ltd.	12,100	236,071
Hubbell, Inc.	32,787	4,379,360
nVent Electric plc	31,793	863,498
Regal Beloit Corp.	8,593	708,493
Sensata Technologies Holding plc*	15,200	753,160

		33,589,388

Industrial Conglomerates (1.2%)
3M Co.	44,019	9,275,243
Carlisle Cos., Inc.	11,778	1,434,560
General Electric Co.#	2,183,182	24,648,126
Honeywell International, Inc.	114,583	19,066,611
Roper Technologies, Inc.	16,400	4,857,844

		59,282,384

Machinery (1.1%)
AGCO Corp.	13,151	799,449
Caterpillar, Inc.	9,361	1,427,459
Colfax Corp.*	17,600	634,656
Crane Co.	9,874	971,108
Cummins, Inc.	19,300	2,819,151
Donaldson Co., Inc.(x)	1,654	96,362
Dover Corp.	30,039	2,659,353
Flowserve Corp.	25,800	1,411,002
Fortive Corp.(x)	5,134	432,283
Gardner Denver Holdings, Inc.*	14,100	399,594
Gates Industrial Corp. plc(x)*	8,692	169,494
IDEX Corp.	955	143,880
Illinois Tool Works, Inc.	33,220	4,688,006
Ingersoll-Rand plc	63,045	6,449,504
ITT, Inc.	17,200	1,053,672
Middleby Corp. (The)(x)*	4,500	582,075
Nordson Corp.	800	111,120
Oshkosh Corp.	33,150	2,361,606
PACCAR, Inc.	67,876	4,628,464
Parker-Hannifin Corp.	21,538	3,961,484
Pentair plc	94,837	4,111,184
Snap-on, Inc.	11,100	2,037,960
Stanley Black & Decker, Inc.	53,010	7,762,784
Terex Corp.	13,403	534,914
Timken Co. (The)	13,539	674,919
Trinity Industries, Inc.	28,998	1,062,487
Wabtec Corp.	10,900	1,143,192
Xylem, Inc.	15,617	1,247,330

		54,374,492

Marine (0.0%)
Kirby Corp.*	11,600	954,100

Professional Services (0.3%)
Dun & Bradstreet Corp. (The)	4,152	591,702
Equifax, Inc.	38,048	4,967,927

See Notes to Portfolio of Investments.

5

EQ ADVISORS TRUST

AXA LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
IHS Markit Ltd.*	77,000	$4,154,920
ManpowerGroup, Inc.	13,008	1,118,168
Nielsen Holdings plc	70,449	1,948,619

		12,781,336

Road & Rail (0.9%)
AMERCO	1,403	500,380
Canadian National Railway Co.	28,341	2,545,022
CSX Corp.	110,737	8,200,075
Genesee & Wyoming, Inc., Class A*	9,239	840,657
Kansas City Southern	20,300	2,299,584
Knight-Swift Transportation Holdings, Inc.	25,400	875,792
Norfolk Southern Corp.	90,406	16,318,282
Ryder System, Inc.	10,258	749,552
Schneider National, Inc., Class B	7,800	194,844
Union Pacific Corp.	80,190	13,057,338

		45,581,526

Trading Companies & Distributors (0.2%)
Air Lease Corp.	17,749	814,324
HD Supply Holdings, Inc.*	48,840	2,089,864
MSC Industrial Direct Co., Inc., Class A	4,800	422,928
Univar, Inc.*	19,300	591,738
Watsco, Inc.	1,300	231,530
WESCO International, Inc.*	9,264	569,273
WW Grainger, Inc.	17,093	6,109,209

		10,828,866

Transportation Infrastructure (0.0%)
Macquarie Infrastructure Corp.(x)	15,700	724,241

Total Industrials		352,455,369

Information Technology (9.9%)
Communications Equipment (2.0%)
Arista Networks, Inc.*	15,689	4,171,078
ARRIS International plc*	34,500	896,655
Cisco Systems, Inc.	1,463,732	71,210,561
CommScope Holding Co., Inc.*	37,500	1,153,500
EchoStar Corp., Class A*	9,383	435,090
Finisar Corp.(x)*	41,192	784,708
Juniper Networks, Inc.	275,064	8,243,667
Motorola Solutions, Inc.	28,500	3,708,990
Nokia OYJ (ADR)(x)	851,763	4,752,838

		95,357,087

Electronic Equipment, Instruments & Components (0.3%)
Arrow Electronics, Inc.*	17,208	1,268,574
Avnet, Inc.	23,082	1,033,381
Coherent, Inc.*	1,400	241,066
Corning, Inc.	161,766	5,710,340
Dolby Laboratories, Inc., Class A	11,936	835,162
FLIR Systems, Inc.	24,135	1,483,578
Jabil, Inc.	33,074	895,644
Keysight Technologies, Inc.*	37,010	2,453,023
Littelfuse, Inc.	800	158,312
National Instruments Corp.	4,100	198,153
Trimble, Inc.*	49,300	2,142,578

		16,419,811

IT Services (1.6%)
Accenture plc, Class A	89,039	15,154,439
Akamai Technologies, Inc.*	2,000	146,300
Amdocs Ltd.	45,169	2,980,251
Booz Allen Hamilton Holding Corp.	49,972	2,480,110
Cognizant Technology Solutions Corp., Class A	35,385	2,729,953
Conduent, Inc.*	37,608	846,932
CoreLogic, Inc.*	5,925	292,754
DXC Technology Co.	87,114	8,146,901
Euronet Worldwide, Inc.*	4,800	481,056
Fidelity National Information Services, Inc.	110,049	12,003,044
Fiserv, Inc.*	73,014	6,014,893
Genpact Ltd.	18,700	572,407
International Business Machines Corp.	51,200	7,741,952
Leidos Holdings, Inc.	28,284	1,956,121
Mastercard, Inc., Class A	35,295	7,857,020
Sabre Corp.	9,600	250,368
Teradata Corp.*	7,200	271,512
Western Union Co. (The)	66,000	1,257,960
Worldpay, Inc.*	52,600	5,326,802

		76,510,775

Semiconductors & Semiconductor Equipment (2.8%)
Analog Devices, Inc.	81,547	7,539,836
Applied Materials, Inc.	29,681	1,147,171
Broadcom, Inc.	34,300	8,462,839
Cypress Semiconductor Corp.	21,881	317,056
First Solar, Inc.*	16,194	784,113
Intel Corp.	1,052,442	49,769,981
Lam Research Corp.	4,124	625,611
Marvell Technology Group Ltd.	78,700	1,518,910
Micron Technology, Inc.*	49,645	2,245,443
NVIDIA Corp.	13,805	3,879,481
NXP Semiconductors NV*	64,500	5,514,750
Qorvo, Inc.*	25,000	1,922,250
QUALCOMM, Inc.	524,100	37,750,923
Skyworks Solutions, Inc.	10,500	952,455
Teradyne, Inc.	31,747	1,174,004
Texas Instruments, Inc.	108,957	11,689,997

		135,294,820

Software (1.9%)
Adobe Systems, Inc.*	11,866	3,203,227
Aspen Technology, Inc.*	21,994	2,505,337
Autodesk, Inc.*	6,969	1,087,931
CA, Inc.	62,006	2,737,565
Dell Technologies, Inc., Class V*	36,700	3,564,304
FireEye, Inc.(x)*	12,500	212,500
Intuit, Inc.	7,934	1,804,192
LogMeIn, Inc.	3,400	302,940
Microsoft Corp.	245,246	28,048,785
Nuance Communications, Inc.*	58,135	1,006,898
Oracle Corp.	828,590	42,722,099
Pluralsight, Inc., Class A*	1,065	34,080
SS&C Technologies Holdings, Inc.	2,800	159,124
Symantec Corp.	122,500	2,606,800
Synopsys, Inc.*	26,547	2,617,800

		92,613,582

Technology Hardware, Storage & Peripherals (1.3%)
Apple, Inc.	137,962	31,143,542
Hewlett Packard Enterprise Co.	350,573	5,717,846
HP, Inc.	520,219	13,406,044
NCR Corp.*	62,964	1,788,807
Western Digital Corp.	59,252	3,468,612
Xerox Corp.	179,828	4,851,759

		60,376,610

Total Information Technology		476,572,685

Materials (3.2%)
Chemicals (2.2%)
Air Products & Chemicals, Inc.	43,407	7,251,139
Akzo Nobel NV (ADR)	137,191	4,274,186
Albemarle Corp.(x)	21,822	2,177,399
Ashland Global Holdings, Inc.	12,313	1,032,568
Axalta Coating Systems Ltd.*	25,600	746,496
Cabot Corp.	11,989	751,950

See Notes to Portfolio of Investments.

6

EQ ADVISORS TRUST

AXA LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Celanese Corp.	9,800	$1,117,200
CF Industries Holdings, Inc.	123,907	6,745,497
DowDuPont, Inc.	487,150	31,328,616
Eastman Chemical Co.	28,200	2,699,304
Ecolab, Inc.	27,700	4,342,806
FMC Corp.	15,700	1,368,726
Huntsman Corp.	43,113	1,173,967
International Flavors & Fragrances, Inc.	9,000	1,252,080
LyondellBasell Industries NV, Class A	89,554	9,180,181
Mosaic Co. (The)	226,345	7,351,686
NewMarket Corp.	100	40,551
Olin Corp.	33,000	847,440
Platform Specialty Products Corp.*	21,900	273,093
PPG Industries, Inc.	122,432	13,361,004
Praxair, Inc.	6,000	964,380
RPM International, Inc.	20,700	1,344,258
Scotts Miracle-Gro Co. (The)	4,000	314,920
Sherwin-Williams Co. (The)	9,907	4,509,765
Valvoline, Inc.	38,645	831,254
Westlake Chemical Corp.	536	44,547
WR Grace & Co.	3,300	235,818

		105,560,831

Construction Materials (0.0%)
Eagle Materials, Inc.	1,100	93,764
Martin Marietta Materials, Inc.	1,100	200,145
Vulcan Materials Co.	1,554	172,805

		466,714

Containers & Packaging (0.4%)
AptarGroup, Inc.	12,292	1,324,340
Ardagh Group SA	3,600	60,084
Ball Corp.	68,000	2,991,320
Bemis Co., Inc.	17,830	866,538
Berry Global Group, Inc.*	12,900	624,231
Crown Holdings, Inc.*	36,898	1,771,104
Graphic Packaging Holding Co.	50,700	710,307
International Paper Co.	72,613	3,568,929
Owens-Illinois, Inc.*	110,850	2,082,872
Sealed Air Corp.	14,200	570,130
Silgan Holdings, Inc.	10,100	280,780
Sonoco Products Co.	19,367	1,074,869
WestRock Co.	55,342	2,957,476

		18,882,980

Metals & Mining (0.6%)
Alcoa Corp.*	120,603	4,872,361
Freeport-McMoRan, Inc.	551,667	7,679,205
Newmont Mining Corp.	105,501	3,186,130
Nucor Corp.	125,908	7,988,863
Reliance Steel & Aluminum Co.	13,859	1,182,034
Royal Gold, Inc.	7,528	580,108
Steel Dynamics, Inc.	37,816	1,708,905
United States Steel Corp.	34,817	1,061,222

		28,258,828

Paper & Forest Products (0.0%)
Domtar Corp.	12,294	641,378

Total Materials		153,810,731

Real Estate (2.7%)
Equity Real Estate Investment Trusts (REITs) (2.6%)
Alexandria Real Estate Equities, Inc. (REIT)	18,606	2,340,449
American Campus Communities, Inc. (REIT)	26,911	1,107,657
American Homes 4 Rent (REIT), Class A	51,108	1,118,754
Apartment Investment & Management Co. (REIT), Class A	30,849	1,361,366
Apple Hospitality REIT, Inc. (REIT)	42,800	748,572
AvalonBay Communities, Inc. (REIT)	27,348	4,954,090
Boston Properties, Inc. (REIT)	30,575	3,763,477
Brandywine Realty Trust (REIT)	34,644	544,604
Brixmor Property Group, Inc. (REIT)	59,621	1,043,964
Brookfield Property REIT, Inc. (REIT), Class A	50,995	1,067,325
Camden Property Trust (REIT)	17,567	1,643,744
Colony Capital, Inc. (REIT)	91,040	554,434
Columbia Property Trust, Inc. (REIT)	23,300	550,812
Corporate Office Properties Trust (REIT)	20,097	599,494
Crown Castle International Corp. (REIT)	20,200	2,248,866
CubeSmart (REIT)	35,900	1,024,227
CyrusOne, Inc. (REIT)	19,400	1,229,960
DDR Corp. (REIT)	30,084	402,825
Digital Realty Trust, Inc. (REIT)	40,660	4,573,437
Douglas Emmett, Inc. (REIT)(x)	31,744	1,197,384
Duke Realty Corp. (REIT)	70,539	2,001,191
Empire State Realty Trust, Inc. (REIT), Class A	26,600	441,826
EPR Properties (REIT)	14,600	998,786
Equity Commonwealth (REIT)*	23,146	742,755
Equity Residential (REIT)	71,039	4,707,044
Essex Property Trust, Inc. (REIT)	13,009	3,209,450
Extra Space Storage, Inc. (REIT)	3,200	277,248
Federal Realty Investment Trust (REIT)	14,400	1,821,168
Forest City Realty Trust, Inc. (REIT), Class A	42,058	1,055,235
Gaming and Leisure Properties, Inc. (REIT)	25,500	898,875
HCP, Inc. (REIT)	93,009	2,447,997
Healthcare Trust of America, Inc. (REIT), Class A	40,297	1,074,721
Highwoods Properties, Inc. (REIT)	20,100	949,926
Hospitality Properties Trust (REIT)	32,183	928,158
Host Hotels & Resorts, Inc. (REIT)	144,838	3,056,082
Hudson Pacific Properties, Inc. (REIT)	26,700	873,624
Invitation Homes, Inc. (REIT)	58,998	1,351,644
Iron Mountain, Inc. (REIT)	56,100	1,936,572
JBG SMITH Properties (REIT)	20,223	744,813
Kilroy Realty Corp. (REIT)	19,188	1,375,588
Kimco Realty Corp. (REIT)	80,372	1,345,427
Lamar Advertising Co. (REIT), Class A	1,500	116,700
Liberty Property Trust (REIT)	29,147	1,231,461
Life Storage, Inc. (REIT)	8,600	818,376
Macerich Co. (The) (REIT)	26,809	1,482,270
Medical Properties Trust, Inc. (REIT)	71,700	1,069,047
Mid-America Apartment Communities, Inc. (REIT)	64,869	6,498,576
National Retail Properties, Inc. (REIT)	30,262	1,356,343
Omega Healthcare Investors, Inc. (REIT)(x)	35,500	1,163,335
Outfront Media, Inc. (REIT)	27,360	545,832
Paramount Group, Inc. (REIT)(x)	40,974	618,298
Park Hotels & Resorts, Inc. (REIT)	39,678	1,302,232
Prologis, Inc. (REIT)	123,940	8,401,894
Public Storage (REIT)	8,194	1,652,156

See Notes to Portfolio of Investments.

7

EQ ADVISORS TRUST

AXA LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Rayonier, Inc. (REIT)	25,500	$862,155
Realty Income Corp. (REIT)	56,288	3,202,224
Regency Centers Corp. (REIT)	29,992	1,939,583
Retail Properties of America, Inc. (REIT), Class A	43,297	527,790
Retail Value, Inc. (REIT)*	3,018	98,658
Senior Housing Properties Trust (REIT)	46,422	815,170
Simon Property Group, Inc. (REIT)	5,000	883,750
SL Green Realty Corp. (REIT)	16,915	1,649,720
Spirit Realty Capital, Inc. (REIT)(x)	84,533	681,336
STORE Capital Corp. (REIT)	35,200	978,208
Sun Communities, Inc. (REIT)(x)	25,799	2,619,630
UDR, Inc. (REIT)	52,428	2,119,664
Uniti Group, Inc. (REIT)	32,607	657,031
Ventas, Inc. (REIT)	70,398	3,828,243
VEREIT, Inc. (REIT)	191,800	1,392,468
VICI Properties, Inc. (REIT)(x)	53,916	1,165,664
Vornado Realty Trust (REIT)	34,046	2,485,358
Weingarten Realty Investors (REIT)	23,616	702,812
Welltower, Inc. (REIT)	73,612	4,734,724
Weyerhaeuser Co. (REIT)	149,820	4,834,691
WP Carey, Inc. (REIT)	20,953	1,347,487

		128,096,457

Real Estate Management & Development (0.1%)
CBRE Group, Inc., Class A*	32,600	1,437,660
Howard Hughes Corp. (The)*	4,599	571,288
Jones Lang LaSalle, Inc.	8,946	1,291,087
Realogy Holdings Corp.(x)	25,007	516,144

		3,816,179

Total Real Estate		131,912,636

Utilities (4.4%)
Electric Utilities (2.8%)
Alliant Energy Corp.	45,740	1,947,152
American Electric Power Co., Inc.	185,351	13,137,679
Avangrid, Inc.	11,062	530,202
Duke Energy Corp.	231,482	18,523,189
Edison International	121,047	8,192,461
Entergy Corp.	35,814	2,905,590
Evergy, Inc.	53,546	2,940,746
Eversource Energy	62,597	3,845,960
Exelon Corp.	409,193	17,865,366
FirstEnergy Corp.	316,860	11,777,686
Hawaiian Electric Industries, Inc.	21,364	760,345
NextEra Energy, Inc.	93,313	15,639,259
OGE Energy Corp.	39,360	1,429,555
PG&E Corp.*	213,397	9,818,396
Pinnacle West Capital Corp.	22,025	1,743,940
PPL Corp.	138,559	4,054,236
Southern Co. (The)	292,579	12,756,444
Xcel Energy, Inc.	140,321	6,624,554

		134,492,760

Gas Utilities (0.1%)
Atmos Energy Corp.	21,516	2,020,567
National Fuel Gas Co.	16,045	899,483
UGI Corp.	34,135	1,893,810

		4,813,860

Independent Power and Renewable Electricity Producers (0.4%)
AES Corp.	1,114,369	15,601,166
NRG Energy, Inc.	62,157	2,324,672
Vistra Energy Corp.*	81,000	2,015,280

		19,941,118

Multi-Utilities (1.0%)
Ameren Corp.	48,075	3,039,302
CenterPoint Energy, Inc.	85,398	2,361,255
CMS Energy Corp.	55,686	2,728,614
Consolidated Edison, Inc.	61,670	4,698,637
Dominion Energy, Inc.	129,012	9,066,964
DTE Energy Co.	35,839	3,911,110
MDU Resources Group, Inc.	38,294	983,773
NiSource, Inc.	146,944	3,661,844
Public Service Enterprise Group, Inc.	99,779	5,267,333
SCANA Corp.	28,118	1,093,509
Sempra Energy	52,379	5,958,111
Vectren Corp.	16,444	1,175,582
WEC Energy Group, Inc.	62,487	4,171,632

		48,117,666

Water Utilities (0.1%)
American Water Works Co., Inc.	35,289	3,104,374
Aqua America, Inc.	35,168	1,297,699

		4,402,073

Total Utilities		211,767,477

Total Common Stocks (86.3%) (Cost $2,827,322,940)		4,152,412,443

EXCHANGE TRADED FUNDS (ETF):
Equity (3.6%)
iShares Core S&P 500 ETF	1,994	583,704
iShares Morningstar Large-Cap ETF	11,929	2,007,921
iShares Morningstar Large-Cap Growth ETF	16,860	3,133,600
iShares Morningstar Large-Cap Value ETF‡	309,905	33,256,617
iShares Russell 1000 ETF(x)	4,431	716,537
iShares Russell 1000 Growth ETF	20,770	3,239,705
iShares Russell 1000 Value ETF	448,188	56,749,564
iShares S&P 500 Growth ETF(x)	15,250	2,701,843
iShares S&P 500 Value ETF(x)	286,591	33,198,701
Vanguard Growth ETF	28,390	4,571,926
Vanguard Large-Cap ETF(x)	3,164	422,426
Vanguard Value ETF(x)	286,501	31,709,931

Total Exchange Traded Funds (3.6%) (Cost $137,710,164)		172,292,475

SHORT-TERM INVESTMENTS:
Investment Company (4.7%)
JPMorgan Prime Money Market Fund, IM Shares	226,378,040	226,445,954

	Principal Amount	Value (Note 1)
Repurchase Agreements (0.5%)
Citigroup Global Markets, Inc., 2.44%, dated 9/28/18, due 10/5/18, repurchase price $2,000,949, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 1.625%-2.250%, maturing 11/30/19-11/15/27; total market value $2,108,572.(xx)	$2,000,000	2,000,000
Deutsche Bank Securities, Inc., 2.26%, dated 9/28/18, due 10/1/18, repurchase price $5,859,070, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 5/15/19-8/15/47; total market value $5,975,126.(xx)	5,857,967	5,857,967

See Notes to Portfolio of Investments.

8

EQ ADVISORS TRUST

AXA LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

	Principal Amount	Value (Note 1)
ING Bank NV, 2.42%, dated 9/28/18, due 10/1/18, repurchase price $4,000,807, collateralized by various Common Stocks; total market value $4,444,984.(xx)	$4,000,000	$4,000,000
Natwest Markets Securities, Inc., 2.19%, dated 9/28/18, due 10/5/18, repurchase price $2,000,852, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-3.375%, maturing 2/15/19-5/15/44; total market value $2,040,373.(xx)	2,000,000	2,000,000
Natwest Markets Securities, Inc., 2.25%, dated 9/28/18, due 10/1/18, repurchase price $400,075, collateralized by various U.S. Government Treasury Securities, ranging from 1.375%-2.875%, maturing 5/31/19-11/15/26; total market value $408,077.(xx)	400,000	400,000
NBC Global Finance Ltd., 2.34%, dated 9/28/18, due 10/1/18, repurchase price $2,700,527, collateralized by various Common Stocks; total market value $3,004,169.(xx)	2,700,000	2,700,000
NBC Global Finance Ltd., 2.37%, dated 9/28/18, due 10/5/18, repurchase price $4,001,843, collateralized by various Common Stocks; total market value $4,450,977.(xx)	4,000,000	4,000,000
Societe Generale SA, 2.19%, dated 9/28/18, due 10/5/18, repurchase price $2,000,852, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-3.875%, maturing 11/8/18-8/15/45; total market value $2,040,001.(xx)	2,000,000	2,000,000

Total Repurchase Agreements		22,957,967

Total Short-Term Investments (5.2%) (Cost $249,368,181)		249,403,921

Total Investments in Securities (95.1%) (Cost $3,214,401,285)		4,574,108,839
Other Assets Less Liabilities (4.9%)		233,773,258

Net Assets (100%)		$4,807,882,097

See Notes to Portfolio of Investments.

9

EQ ADVISORS TRUST

AXA LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

*	Non-income producing.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $29,730,320.

(x)	All or a portion of security is on loan at September 30, 2018.

(xx)

At September 30, 2018, the Portfolio had loaned securities with a total value of $24,852,877. This was secured by cash collateral of $22,957,967 which was subsequently invested in joint repurchase agreements with a total value of $22,957,967, for which the Portfolio has a proportionate interest as reported in the Portfolio of Investments as Repurchase Agreements, and $2,421,096 collateralized by various U.S. Government Treasury Securities, ranging from 0.000% - 8.750%, maturing 10/4/18-2/15/48.

Glossary:

ADR — American Depositary Receipt

NYRS — New York Registry Shares

USD — United States Dollar

See Notes to Portfolio of Investments.

10

EQ ADVISORS TRUST

AXA LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

Investments in companies which were affiliates for nine months ended September 30, 2018, were as follows:

Security Description	Shares at September 30, 2018	Market Value December 31, 2017 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value September 30, 2018 ($)	Dividend/Interest Income ($)	Capital Gain Distributions ($)
iShares Morningstar Large-Cap Value ETF	309,905	28,171,940	6,434,624	(2,118,786)	114,159	654,680	33,256,617	603,219	—

Futures contracts outstanding as of September 30, 2018 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index	1,916	12/2018	USD	279,640,200	2,185,452
S&P Midcap 400 E-Mini Index	876	12/2018	USD	177,407,520	(782,154)

					1,403,298

See Notes to Portfolio of Investments.

11

EQ ADVISORS TRUST

AXA LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2018:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$296,908,502	$—	$—	$296,908,502
Consumer Discretionary	214,458,585	—	—	214,458,585
Consumer Staples	290,504,691	17,349,439	—	307,854,130
Energy	407,443,099	—	—	407,443,099
Financials	940,110,218	—	—	940,110,218
Health Care	657,113,027	2,005,984	—	659,119,011
Industrials	352,455,369	—	—	352,455,369
Information Technology	476,572,685	—	—	476,572,685
Materials	153,810,731	—	—	153,810,731
Real Estate	131,912,636	—	—	131,912,636
Utilities	211,767,477	—	—	211,767,477
Exchange Traded Funds	172,292,475	—	—	172,292,475
Futures	2,185,452	—	—	2,185,452
Short-Term Investments
Investment Company	226,445,954	—	—	226,445,954
Repurchase Agreements	—	22,957,967	—	22,957,967

Total Assets	$4,533,980,901	$42,313,390	$—	$4,576,294,291

Liabilities:
Futures	$(782,154)	$—	$—	$(782,154)

Total Liabilities	$(782,154)	$—	$—	$(782,154)

Total	$4,533,198,747	$42,313,390	$—	$4,575,512,137

There were no transfers between Levels 1, 2 or 3 during the nine months ended September 30, 2018.

As of September 30, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,335,621,149
Aggregate gross unrealized depreciation	(127,708,131)

Net unrealized appreciation	$1,207,913,018

Federal income tax cost of investments in securities and derivative instruments, if applicable	$3,367,599,119

See Notes to Portfolio of Investments.

12

EQ ADVISORS TRUST

AXA MID CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (2.3%)
Diversified Telecommunication Services (0.2%)
CenturyLink, Inc.	225,618	$4,783,102

Entertainment (0.7%)
Cinemark Holdings, Inc.	25,272	1,015,934
Liberty Media Corp.-Liberty Formula One, Class A*	7,109	252,938
Liberty Media Corp.-Liberty Formula One, Class C*	154,135	5,732,280
Lions Gate Entertainment Corp., Class A(x)	11,151	271,973
Lions Gate Entertainment Corp., Class B	20,399	475,297
Madison Square Garden Co. (The), Class A*	3,911	1,233,217
Take-Two Interactive Software, Inc.*	10,807	1,491,258
Viacom, Inc., Class A(x)	2,882	105,337
Viacom, Inc., Class B	82,843	2,796,780
Zynga, Inc., Class A*	180,792	724,976

		14,099,990

Interactive Media & Services (0.0%)
Zillow Group, Inc., Class A*	3,686	162,921
Zillow Group, Inc., Class C(x)*	8,081	357,584

		520,505

Media (1.2%)
Discovery, Inc., Class A(x)*	37,135	1,188,320
Discovery, Inc., Class C*	80,802	2,390,123
DISH Network Corp., Class A*	52,175	1,865,778
GCI Liberty, Inc., Class A*	23,740	1,210,740
Interpublic Group of Cos., Inc. (The)	81,024	1,853,019
John Wiley & Sons, Inc., Class A	10,453	633,452
Liberty Broadband Corp., Class A*	6,157	519,220
Liberty Broadband Corp., Class C*	24,421	2,058,690
Liberty Media Corp.-Liberty SiriusXM, Class A*	19,880	863,587
Liberty Media Corp.-Liberty SiriusXM, Class C*	40,118	1,743,127
News Corp., Class A	90,017	1,187,325
News Corp., Class B	28,849	392,346
Omnicom Group, Inc.	17,924	1,219,190
TEGNA, Inc.	424,344	5,075,154
Tribune Media Co., Class A	20,625	792,619

		22,992,690

Wireless Telecommunication Services (0.2%)
Millicom International Cellular SA (SDR)	55,206	3,171,082
Sprint Corp.*	151,212	988,926
Telephone & Data Systems, Inc.	23,080	702,324
United States Cellular Corp.*	2,895	129,638

		4,991,970

Total Communication Services		47,388,257

Consumer Discretionary (6.9%)
Auto Components (0.9%)
Adient plc(x)	22,083	868,083
Aptiv plc	8,202	688,148
BorgWarner, Inc.	212,580	9,094,172
Gentex Corp.	21,000	450,660
Goodyear Tire & Rubber Co. (The)	232,524	5,438,736
Lear Corp.	13,916	2,017,820
Visteon Corp.*	2,528	234,851

		18,792,470

Automobiles (0.1%)
Harley-Davidson, Inc.	39,111	1,771,728
Thor Industries, Inc.	2,044	171,083

		1,942,811

Distributors (0.3%)
Genuine Parts Co.	33,637	3,343,518
LKQ Corp.*	62,521	1,980,040

		5,323,558

Diversified Consumer Services (0.1%)
Bright Horizons Family Solutions, Inc.*	2,017	237,683
Graham Holdings Co., Class B	998	578,141
H&R Block, Inc.	40,507	1,043,056
Service Corp. International	21,837	965,195

		2,824,075

Hotels, Restaurants & Leisure (1.7%)
Aramark	57,424	2,470,380
Caesars Entertainment Corp.(x)*	139,267	1,427,487
Darden Restaurants, Inc.	14,447	1,606,362
Extended Stay America, Inc.	17,902	362,157
Hyatt Hotels Corp., Class A	10,133	806,485
International Game Technology plc	21,980	434,105
MGM Resorts International	108,411	3,025,751
Norwegian Cruise Line Holdings Ltd.*	96,639	5,549,978
Red Rock Resorts, Inc., Class A	285,330	7,604,046
Royal Caribbean Cruises Ltd.	39,372	5,115,998
Vail Resorts, Inc.	2,473	678,641
Yum China Holdings, Inc.	79,837	2,803,077

		31,884,467

Household Durables (1.2%)
DR Horton, Inc.	33,533	1,414,422
Garmin Ltd.	26,911	1,885,116
Leggett & Platt, Inc.	30,700	1,344,353
Lennar Corp., Class A	52,100	2,432,549
Lennar Corp., Class B	2,266	87,241
Mohawk Industries, Inc.*	14,690	2,575,892
Newell Brands, Inc.	230,998	4,689,259
NVR, Inc.*	2,466	6,092,992
PulteGroup, Inc.	41,689	1,032,637
Toll Brothers, Inc.	54,577	1,802,678
Whirlpool Corp.	14,981	1,778,994

		25,136,133

Internet & Direct Marketing Retail (0.1%)
Qurate Retail, Inc., Class A*	100,814	2,239,079

Leisure Products (0.1%)
Brunswick Corp.	18,363	1,230,689
Hasbro, Inc.	5,845	614,426
Mattel, Inc.(x)*	63,239	992,852

		2,837,967

Multiline Retail (0.4%)
Dollar Tree, Inc.*	45,913	3,744,205
Kohl’s Corp.	39,388	2,936,375
Macy’s, Inc.	72,112	2,504,450

		9,185,030

Specialty Retail (1.1%)
Aaron’s, Inc.	57,480	3,130,361
Advance Auto Parts, Inc.	11,644	1,960,035
AutoNation, Inc.*	13,099	544,263
AutoZone, Inc.*	801	621,336
Best Buy Co., Inc.	42,502	3,372,958
Caleres, Inc.	76,979	2,760,467
CarMax, Inc.*	16,489	1,231,234
Dick’s Sporting Goods, Inc.	18,176	644,884
Foot Locker, Inc.	27,679	1,411,075
Gap, Inc. (The)	48,362	1,395,244
L Brands, Inc.	44,442	1,346,593

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

AXA MID CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Michaels Cos., Inc. (The)*	21,419	$347,630
Penske Automotive Group, Inc.	8,401	398,123
Tiffany & Co.	24,064	3,103,534
Williams-Sonoma, Inc.(x)	15,130	994,344

		23,262,081

Textiles, Apparel & Luxury Goods (0.9%)
Carter’s, Inc.	31,023	3,058,868
Columbia Sportswear Co.	6,104	568,099
Hanesbrands, Inc.(x)	175,597	3,236,252
Michael Kors Holdings Ltd.*	15,603	1,069,742
PVH Corp.	18,065	2,608,586
Ralph Lauren Corp.	12,951	1,781,410
Skechers U.S.A., Inc., Class A*	52,123	1,455,795
Tapestry, Inc.	54,591	2,744,290
Under Armour, Inc., Class A(x)*	10,454	221,834
Under Armour, Inc., Class C*	10,921	212,523
VF Corp.	17,597	1,644,440

		18,601,839

Total Consumer Discretionary		142,029,510

Consumer Staples (4.1%)
Beverages (0.3%)
Molson Coors Brewing Co., Class B	92,964	5,717,286

Food & Staples Retailing (0.6%)
Casey’s General Stores, Inc.	8,545	1,103,245
Kroger Co. (The)	187,738	5,465,053
US Foods Holding Corp.*	183,629	5,659,446

		12,227,744

Food Products (2.9%)
Archer-Daniels-Midland Co.	131,380	6,604,473
B&G Foods, Inc.(x)	151,444	4,157,138
Bunge Ltd.	33,187	2,280,279
Campbell Soup Co.(x)	13,013	476,666
Conagra Brands, Inc.	92,452	3,140,594
Flowers Foods, Inc.	261,396	4,877,649
Hain Celestial Group, Inc. (The)*	22,505	610,336
Hershey Co. (The)	3,085	314,670
Hormel Foods Corp.(x)	64,171	2,528,337
Ingredion, Inc.	32,517	3,412,984
JM Smucker Co. (The)	25,962	2,663,961
Kellogg Co.	29,159	2,041,713
Lamb Weston Holdings, Inc.	34,469	2,295,635
McCormick & Co., Inc. (Non-Voting)	27,138	3,575,432
Pilgrim’s Pride Corp.*	12,317	222,815
Pinnacle Foods, Inc.	27,942	1,810,921
Post Holdings, Inc.*	143,427	14,061,582
Seaboard Corp.	67	248,573
TreeHouse Foods, Inc.*	12,801	612,528
Tyson Foods, Inc., Class A	68,615	4,084,651

		60,020,937

Household Products (0.1%)
Church & Dwight Co., Inc.	8,631	512,422
Clorox Co. (The)	4,009	602,994
Energizer Holdings, Inc.	5,848	342,985
Spectrum Brands Holdings, Inc.	5,158	385,406

		1,843,807

Personal Products (0.2%)
Coty, Inc., Class A	251,510	3,158,966
Herbalife Nutrition Ltd.*	21,071	1,149,423
Nu Skin Enterprises, Inc., Class A	8,967	739,060

		5,047,449

Total Consumer Staples		84,857,223

Energy (5.6%)
Energy Equipment & Services (0.5%)
Apergy Corp.*	18,755	816,968
Helmerich & Payne, Inc.	24,936	1,714,849
Nabors Industries Ltd.	83,777	516,066
National Oilwell Varco, Inc.	89,927	3,874,055
Patterson-UTI Energy, Inc.	51,434	880,036
RPC, Inc.(x)	8,113	125,589
Transocean Ltd.(x)*	100,901	1,407,569
Weatherford International plc(x)*	238,949	647,552

		9,982,684

Oil, Gas & Consumable Fuels (5.1%)
Antero Resources Corp.*	26,614	471,334
Apache Corp.	84,417	4,024,158
Cabot Oil & Gas Corp.	27,753	624,998
Centennial Resource Development, Inc., Class A*	43,839	957,882
Cheniere Energy, Inc.*	16,711	1,161,247
Chesapeake Energy Corp.(x)*	211,956	951,682
Cimarex Energy Co.	137,425	12,772,280
CNX Resources Corp.*	50,540	723,227
Concho Resources, Inc.*	39,909	6,096,100
Continental Resources, Inc.*	10,670	728,548
Delek US Holdings, Inc.	32,859	1,394,207
Devon Energy Corp.	120,844	4,826,509
Diamondback Energy, Inc.	95,068	12,852,243
Energen Corp.*	39,737	3,424,137
EQT Corp.	62,378	2,758,979
Extraction Oil & Gas, Inc.*	26,136	295,075
Hess Corp.	62,522	4,475,325
HollyFrontier Corp.	38,174	2,668,363
Kosmos Energy Ltd.*	45,388	424,378
Laredo Petroleum, Inc.*	211,966	1,731,762
Marathon Oil Corp.	200,647	4,671,062
Murphy Oil Corp.	38,597	1,286,824
Newfield Exploration Co.*	221,797	6,394,408
Noble Energy, Inc.	113,174	3,529,897
ONEOK, Inc.	56,945	3,860,302
Parsley Energy, Inc., Class A*	18,790	549,608
PBF Energy, Inc., Class A	28,174	1,406,164
QEP Resources, Inc.*	55,714	630,682
Range Resources Corp.	49,719	844,726
SM Energy Co.	26,147	824,415
Targa Resources Corp.	52,655	2,965,003
Whiting Petroleum Corp.*	21,117	1,120,046
Williams Cos., Inc. (The)	287,375	7,813,726
WPX Energy, Inc.*	251,860	5,067,423

		104,326,720

Total Energy		114,309,404

Financials (16.1%)
Banks (7.3%)
Associated Banc-Corp.	39,927	1,038,102
BancorpSouth Bank	91,349	2,987,112
Bank of Hawaii Corp.	9,847	777,027
Bank OZK	213,639	8,109,736
BankUnited, Inc.	287,547	10,179,164
BOK Financial Corp.	49,022	4,768,860
Cadence Bancorp	137,290	3,586,015
CIT Group, Inc.	26,888	1,387,690
Citizens Financial Group, Inc.	112,943	4,356,212
Comerica, Inc.	95,704	8,632,501
Commerce Bancshares, Inc.	22,420	1,480,168
Cullen/Frost Bankers, Inc.	13,480	1,407,851
East West Bancorp, Inc.	31,512	1,902,379
Fifth Third Bancorp	158,063	4,413,119
First Citizens BancShares, Inc., Class A	1,808	817,722

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

AXA MID CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
First Hawaiian, Inc.	25,162	$683,400
First Horizon National Corp.	164,694	2,842,618
First Midwest Bancorp, Inc.	96,570	2,567,796
First Republic Bank	88,966	8,540,736
FNB Corp.	77,016	979,644
Huntington Bancshares, Inc.	259,246	3,867,950
IBERIABANK Corp.	56,573	4,602,214
KeyCorp	249,508	4,962,714
M&T Bank Corp.	34,201	5,627,433
PacWest Bancorp	29,585	1,409,725
People’s United Financial, Inc.	82,247	1,408,069
Pinnacle Financial Partners, Inc.	38,160	2,295,324
Popular, Inc.	92,998	4,766,148
Prosperity Bancshares, Inc.	15,727	1,090,667
Regions Financial Corp.	261,188	4,792,800
Signature Bank	4,776	548,476
South State Corp.	41,790	3,426,780
Sterling Bancorp	361,159	7,945,498
SunTrust Banks, Inc.	109,594	7,319,783
SVB Financial Group*	19,163	5,956,435
Synovus Financial Corp.	25,555	1,170,163
TCF Financial Corp.	38,838	924,733
Texas Capital Bancshares, Inc.*	4,150	342,998
Umpqua Holdings Corp.	50,510	1,050,608
Webster Financial Corp.	21,565	1,271,472
Western Alliance Bancorp*	75,677	4,305,265
Wintrust Financial Corp.	12,704	1,079,078
Zions Bancorp	121,757	6,106,114

		147,728,299

Capital Markets (1.3%)
Affiliated Managers Group, Inc.	12,569	1,718,434
Ameriprise Financial, Inc.	28,124	4,152,789
BGC Partners, Inc., Class A	63,932	755,676
Cboe Global Markets, Inc.	1,907	182,996
E*TRADE Financial Corp.*	47,602	2,493,869
Franklin Resources, Inc.	73,065	2,221,907
Interactive Brokers Group, Inc., Class A	1,551	85,786
Invesco Ltd.	95,324	2,181,013
Jefferies Financial Services, Inc.	71,180	1,563,113
Lazard Ltd., Class A	2,413	116,138
Legg Mason, Inc.	19,471	608,079
Nasdaq, Inc.	27,648	2,372,198
Northern Trust Corp.	35,768	3,652,986
Raymond James Financial, Inc.	21,834	2,009,820
T. Rowe Price Group, Inc.	4,022	439,122

		24,553,926

Consumer Finance (0.7%)
Ally Financial, Inc.	100,035	2,645,926
Credit Acceptance Corp.*	214	93,747
Discover Financial Services	43,872	3,354,014
Navient Corp.	61,687	831,541
OneMain Holdings, Inc.*	16,753	563,068
Santander Consumer USA Holdings, Inc.	23,821	477,373
SLM Corp.*	330,001	3,679,512
Synchrony Financial	114,418	3,556,111

		15,201,292

Diversified Financial Services (0.1%)
AXA Equitable Holdings, Inc.	32,419	695,388
Voya Financial, Inc.	35,386	1,757,622

		2,453,010

Insurance (5.9%)
Alleghany Corp.	3,025	1,973,903
American Financial Group, Inc.	16,944	1,880,276
American National Insurance Co.	1,723	222,767
Arch Capital Group Ltd.*	76,727	2,287,232
Arthur J Gallagher & Co.	42,185	3,140,251
Aspen Insurance Holdings Ltd.	13,771	575,628
Assurant, Inc.	47,942	5,175,339
Assured Guaranty Ltd.	25,196	1,064,027
Athene Holding Ltd., Class A*	37,284	1,926,091
Axis Capital Holdings Ltd.	17,278	997,113
Brighthouse Financial, Inc.*	138,676	6,135,026
Brown & Brown, Inc.	146,548	4,333,424
Cincinnati Financial Corp.	36,270	2,785,899
CNA Financial Corp.	6,627	302,523
CNO Financial Group, Inc.	173,073	3,672,609
Enstar Group Ltd.*	9,645	2,010,983
Erie Indemnity Co., Class A	1,385	176,629
Everest Re Group Ltd.	5,787	1,322,156
Fidelity National Financial, Inc.	62,352	2,453,551
First American Financial Corp.	25,584	1,319,879
Hanover Insurance Group, Inc. (The)	36,204	4,466,487
Hartford Financial Services Group, Inc. (The)	84,340	4,213,626
Jardine Lloyd Thompson Group plc	119,631	2,956,377
Lancashire Holdings Ltd.	407,176	3,226,736
Lincoln National Corp.	51,558	3,488,414
Loews Corp.	66,355	3,333,012
Markel Corp.*	2,935	3,488,218
Mercury General Corp.	6,405	321,275
Navigators Group, Inc. (The)	60,604	4,187,736
Old Republic International Corp.	66,272	1,483,167
Principal Financial Group, Inc.	66,751	3,910,941
ProAssurance Corp.	38,472	1,806,260
Reinsurance Group of America, Inc.	82,866	11,979,109
RenaissanceRe Holdings Ltd.	15,889	2,122,453
Torchmark Corp.	25,070	2,173,318
Unum Group	139,643	5,455,852
White Mountains Insurance Group Ltd.	720	673,826
Willis Towers Watson plc	102,697	14,474,116
WR Berkley Corp.	22,478	1,796,667

		119,312,896

Mortgage Real Estate Investment Trusts (REITs) (0.5%)
AGNC Investment Corp. (REIT)	112,744	2,100,421
Annaly Capital Management, Inc. (REIT)	299,943	3,068,416
Chimera Investment Corp. (REIT)	44,036	798,373
MFA Financial, Inc. (REIT)	105,259	773,654
New Residential Investment Corp. (REIT)	78,910	1,406,176
Starwood Property Trust, Inc. (REIT)	61,520	1,323,910
Two Harbors Investment Corp. (REIT)	57,845	863,626

		10,334,576

Thrifts & Mortgage Finance (0.3%)
New York Community Bancorp, Inc.	112,606	1,167,724
TFS Financial Corp.	12,092	181,501
WMIH Corp.*	4,093,694	5,690,235

		7,039,460

Total Financials		326,623,459

Health Care (5.0%)
Biotechnology (0.1%)
Agios Pharmaceuticals, Inc.*	895	69,022
Alnylam Pharmaceuticals, Inc.*	2,424	212,148
Bluebird Bio, Inc.*	4,008	585,169
Five Prime Therapeutics, Inc.*	24,870	346,190
United Therapeutics Corp.*	10,139	1,296,576

		2,509,105

Health Care Equipment & Supplies (1.9%)
Boston Scientific Corp.*	237,974	9,161,998

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

AXA MID CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Cooper Cos., Inc. (The)	9,555	$2,648,168
Dentsply Sirona, Inc.	51,801	1,954,970
Hill-Rom Holdings, Inc.	48,269	4,556,594
Hologic, Inc.*	63,794	2,614,278
Integra LifeSciences Holdings Corp.*	3,822	251,755
Orthofix Medical, Inc.*	15,471	894,379
STERIS plc	48,486	5,546,798
Teleflex, Inc.	8,702	2,315,515
West Pharmaceutical Services, Inc.	13,182	1,627,582
Zimmer Biomet Holdings, Inc.	48,073	6,320,157

		37,892,194

Health Care Providers & Services (1.6%)
Acadia Healthcare Co., Inc.(x)*	124,045	4,366,384
Brookdale Senior Living, Inc.*	121,392	1,193,283
Cardinal Health, Inc.	73,316	3,959,064
Centene Corp.*	5,635	815,835
DaVita, Inc.*	14,646	1,049,093
Envision Healthcare Corp.*	22,724	1,039,169
Henry Schein, Inc.*	30,776	2,616,883
Laboratory Corp. of America Holdings*	22,668	3,936,978
LifePoint Health, Inc.*	103,583	6,670,745
MEDNAX, Inc.*	21,808	1,017,561
Molina Healthcare, Inc.*	2,228	331,304
Premier, Inc., Class A*	8,361	382,767
Quest Diagnostics, Inc.	32,005	3,453,660
Universal Health Services, Inc., Class B	19,975	2,553,604
WellCare Health Plans, Inc.*	822	263,443

		33,649,773

Health Care Technology (0.1%)
Cerner Corp.*	41,241	2,656,333

Life Sciences Tools & Services (0.9%)
Agilent Technologies, Inc.	75,985	5,359,982
Bio-Rad Laboratories, Inc., Class A*	4,992	1,562,446
Bruker Corp.	14,268	477,265
Charles River Laboratories International, Inc.*	3,125	420,438
IQVIA Holdings, Inc.*	38,377	4,979,032
PerkinElmer, Inc.	25,866	2,515,986
QIAGEN NV*	52,113	1,974,040
Waters Corp.*	1,302	253,473

		17,542,662

Pharmaceuticals (0.4%)
Catalent, Inc.*	26,185	1,192,727
Jazz Pharmaceuticals plc*	1,111	186,792
Mylan NV*	121,116	4,432,845
Perrigo Co. plc	30,502	2,159,542

		7,971,906

Total Health Care		102,221,973

Industrials (10.7%)
Aerospace & Defense (1.4%)
Arconic, Inc.	102,062	2,246,385
Curtiss-Wright Corp.	9,464	1,300,543
Harris Corp.	28,362	4,799,135
Hexcel Corp.	16,483	1,105,185
Huntington Ingalls Industries, Inc.	1,492	382,071
L3 Technologies, Inc.	18,481	3,929,430
Moog, Inc., Class A	46,829	4,025,889
Rockwell Collins, Inc.	33,430	4,695,912
Teledyne Technologies, Inc.*	8,352	2,060,271
Textron, Inc.	49,031	3,504,246

		28,049,067

Air Freight & Logistics (0.3%)
Hub Group, Inc., Class A*	155,197	7,076,983

Airlines (1.2%)
Alaska Air Group, Inc.	77,501	5,336,719
Allegiant Travel Co.	30,309	3,843,181
American Airlines Group, Inc.	97,557	4,032,031
Copa Holdings SA, Class A	7,474	596,724
JetBlue Airways Corp.*	240,141	4,649,130
United Continental Holdings, Inc.*	57,737	5,142,057

		23,599,842

Building Products (0.5%)
Allegion plc	3,837	347,517
Fortune Brands Home & Security, Inc.	19,776	1,035,471
JELD-WEN Holding, Inc.*	89,522	2,207,613
Lennox International, Inc.	575	125,580
Masco Corp.	23,309	853,109
Owens Corning	25,842	1,402,445
Sanwa Holdings Corp.	316,415	3,767,906
USG Corp.*	19,247	833,588

		10,573,229

Commercial Services & Supplies (0.6%)
ADT, Inc.(x)	24,242	227,632
Atento SA	164,009	1,230,068
Clean Harbors, Inc.*	83,902	6,005,705
KAR Auction Services, Inc.	1,909	113,948
Republic Services, Inc.	48,606	3,531,712
Stericycle, Inc.*	19,566	1,148,133

		12,257,198

Construction & Engineering (0.4%)
AECOM*	37,740	1,232,588
Fluor Corp.	33,063	1,920,960
Granite Construction, Inc.	43,687	1,996,496
Jacobs Engineering Group, Inc.	30,084	2,301,426
Quanta Services, Inc.*	25,066	836,703
Valmont Industries, Inc.	5,213	722,001

		9,010,174

Electrical Equipment (0.9%)
Acuity Brands, Inc.	9,353	1,470,292
AMETEK, Inc.	43,623	3,451,452
GrafTech International Ltd.	14,437	281,666
Hubbell, Inc.	39,421	5,265,463
nVent Electric plc	38,002	1,032,134
Regal Beloit Corp.	10,321	850,966
Sensata Technologies Holding plc*	109,664	5,433,851

		17,785,824

Industrial Conglomerates (0.4%)
Carlisle Cos., Inc.	13,810	1,682,058
Roper Technologies, Inc.	19,310	5,719,815

		7,401,873

Machinery (2.9%)
AGCO Corp.	15,717	955,436
Colfax Corp.*	174,024	6,275,306
Crane Co.	11,836	1,164,071
Cummins, Inc.	23,025	3,363,262
Donaldson Co., Inc.	2,120	123,511
Dover Corp.	34,267	3,033,658
Flowserve Corp.	30,900	1,689,921
Fortive Corp.(x)	6,023	507,137
Gardner Denver Holdings, Inc.*	16,660	472,144
Gates Industrial Corp. plc(x)*	9,820	191,490
IDEX Corp.	1,093	164,671
Ingersoll-Rand plc	26,825	2,744,198
ITT, Inc.	20,655	1,265,325
Middleby Corp. (The)(x)*	5,318	687,883
Milacron Holdings Corp.*	209,072	4,233,708

See Notes to Portfolio of Investments.

4

EQ ADVISORS TRUST

AXA MID CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Nordson Corp.	877	$121,815
Oshkosh Corp.	17,367	1,237,225
PACCAR, Inc.	81,028	5,525,300
Parker-Hannifin Corp.	38,452	7,072,477
Pentair plc	38,041	1,649,077
Snap-on, Inc.	13,346	2,450,326
SPX FLOW, Inc.*	60,019	3,120,988
Stanley Black & Decker, Inc.	36,452	5,338,031
Terex Corp.	16,022	639,438
Timken Co. (The)	16,189	807,022
Trinity Industries, Inc.	34,677	1,270,565
Wabtec Corp.	12,974	1,360,713
Xylem, Inc.	18,682	1,492,131

		58,956,829

Marine (0.4%)
Kirby Corp.*	110,854	9,117,742

Professional Services (0.6%)
Dun & Bradstreet Corp. (The)	4,968	707,990
Equifax, Inc.	20,518	2,679,035
IHS Markit Ltd.*	90,544	4,885,754
ManpowerGroup, Inc.	15,492	1,331,692
Nielsen Holdings plc	84,133	2,327,119

		11,931,590

Road & Rail (0.7%)
AMERCO	1,640	584,906
Avis Budget Group, Inc.*	36,186	1,163,018
Genesee & Wyoming, Inc., Class A*	64,009	5,824,179
Kansas City Southern	24,166	2,737,524
Knight-Swift Transportation Holdings, Inc.	89,543	3,087,443
Ryder System, Inc.	12,292	898,176
Schneider National, Inc., Class B	8,901	222,347

		14,517,593

Trading Companies & Distributors (0.4%)
Air Lease Corp.	21,259	975,363
Aircastle Ltd.	101,205	2,217,402
HD Supply Holdings, Inc.*	30,484	1,304,410
MSC Industrial Direct Co., Inc., Class A	5,802	511,214
Univar, Inc.*	22,728	696,840
Watsco, Inc.	1,419	252,724
WESCO International, Inc.*	33,182	2,039,034

		7,996,987

Transportation Infrastructure (0.0%)
Macquarie Infrastructure Corp.(x)	18,740	864,476

Total Industrials		219,139,407

Information Technology (7.8%)
Communications Equipment (0.9%)
Acacia Communications, Inc.(x)*	55,167	2,282,259
ARRIS International plc*	40,027	1,040,302
CommScope Holding Co., Inc.*	110,951	3,412,853
EchoStar Corp., Class A*	11,362	526,856
Juniper Networks, Inc.	219,541	6,579,643
Motorola Solutions, Inc.	33,930	4,415,650

		18,257,563

Electronic Equipment, Instruments & Components (2.1%)
Arrow Electronics, Inc.*	111,669	8,232,239
Avnet, Inc.	105,056	4,703,357
Coherent, Inc.*	1,647	283,597
Corning, Inc.	188,666	6,659,910
Dolby Laboratories, Inc., Class A	14,790	1,034,856
FLIR Systems, Inc.	28,711	1,764,865
Itron, Inc.*	43,809	2,812,538
Jabil, Inc.	39,581	1,071,853
KEMET Corp.*	65,409	1,213,337
Keysight Technologies, Inc.*	125,169	8,296,200
Littelfuse, Inc.	939	185,819
National Instruments Corp.	4,947	239,089
Sanmina Corp.*	137,838	3,804,329
Trimble, Inc.*	58,362	2,536,413

		42,838,402

IT Services (2.2%)
Akamai Technologies, Inc.*	2,507	183,387
Amdocs Ltd.	33,843	2,232,961
Booz Allen Hamilton Holding Corp.	74,016	3,673,414
Broadridge Financial Solutions, Inc.	12,042	1,588,942
Conduent, Inc.*	44,951	1,012,297
CoreLogic, Inc.*	7,225	356,987
DXC Technology Co.	66,502	6,219,267
Euronet Worldwide, Inc.*	5,724	573,659
Fidelity National Information Services, Inc.	71,012	7,745,279
Genpact Ltd.	21,831	668,247
Leidos Holdings, Inc.	33,793	2,337,124
Sabre Corp.	10,893	284,089
Teradata Corp.*	8,358	315,180
VeriSign, Inc.*	14,894	2,384,827
Western Union Co. (The)	77,524	1,477,607
Worldpay, Inc.*	148,591	15,047,812

		46,101,079

Semiconductors & Semiconductor Equipment (1.2%)
Analog Devices, Inc.	73,179	6,766,130
Axcelis Technologies, Inc.*	68,409	1,344,237
Cypress Semiconductor Corp.	26,594	385,347
First Solar, Inc.*	19,319	935,426
Ichor Holdings Ltd.(x)*	105,631	2,156,985
Marvell Technology Group Ltd.	94,012	1,814,432
Qorvo, Inc.*	29,752	2,287,631
Silicon Motion Technology Corp. (ADR)	78,040	4,190,748
Skyworks Solutions, Inc.	12,483	1,132,333
Teradyne, Inc.	120,541	4,457,606

		25,470,875

Software (1.1%)
Aspen Technology, Inc.*	849	96,710
Autodesk, Inc.*	8,279	1,292,435
CA, Inc.	74,048	3,269,219
Dell Technologies, Inc., Class V*	43,669	4,241,133
FireEye, Inc.(x)*	15,074	256,258
LogMeIn, Inc.	4,133	368,250
Nuance Communications, Inc.*	67,577	1,170,434
Pluralsight, Inc., Class A*	1,270	40,640
SS&C Technologies Holdings, Inc.	80,597	4,580,327
Symantec Corp.	145,827	3,103,199
Synopsys, Inc.*	31,654	3,121,401

		21,540,006

Technology Hardware, Storage & Peripherals (0.3%)
NCR Corp.*	4,861	138,101
Western Digital Corp.	70,664	4,136,670
Xerox Corp.	52,664	1,420,875

		5,695,646

Total Information Technology		159,903,571

Materials (5.0%)
Chemicals (2.5%)
Albemarle Corp.(x)	25,494	2,543,791
Ashland Global Holdings, Inc.	14,687	1,231,652
Axalta Coating Systems Ltd.*	278,906	8,132,898
Cabot Corp.	82,949	5,202,561
Celanese Corp.	58,459	6,664,326
CF Industries Holdings, Inc.	54,983	2,993,275

See Notes to Portfolio of Investments.

5

EQ ADVISORS TRUST

AXA MID CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Eastman Chemical Co.	33,662	$3,222,127
FMC Corp.	75,635	6,593,859
Huntsman Corp.	51,059	1,390,337
International Flavors & Fragrances, Inc.	12,325	1,714,654
Mosaic Co. (The)	82,815	2,689,831
NewMarket Corp.	158	64,071
Olin Corp.	99,616	2,558,139
Platform Specialty Products Corp.*	26,409	329,320
RPM International, Inc.	61,679	4,005,434
Scotts Miracle-Gro Co. (The)	4,755	374,361
Valvoline, Inc.	46,762	1,005,851
Westlake Chemical Corp.	697	57,928
WR Grace & Co.	3,930	280,838

		51,055,253

Construction Materials (0.1%)
Buzzi Unicem SpA(x)	102,083	2,119,200
Eagle Materials, Inc.	1,333	113,625
Martin Marietta Materials, Inc.	1,252	227,801
Vulcan Materials Co.	1,892	210,390

		2,671,016

Containers & Packaging (0.9%)
AptarGroup, Inc.	14,632	1,576,452
Ardagh Group SA	2,495	41,642
Ball Corp.	80,109	3,523,995
Bemis Co., Inc.	21,541	1,046,893
Berry Global Group, Inc.*	15,458	748,013
Graphic Packaging Holding Co.	60,067	841,539
International Paper Co.	85,782	4,216,184
Owens-Illinois, Inc.*	37,664	707,707
Sealed Air Corp.	17,262	693,069
Silgan Holdings, Inc.	11,614	322,869
Sonoco Products Co.	23,402	1,298,811
WestRock Co.	60,123	3,212,973

		18,230,147

Metals & Mining (1.5%)
Alcoa Corp.*	114,338	4,619,255
Commercial Metals Co.	103,112	2,115,858
Freeport-McMoRan, Inc.	341,015	4,746,929
Newmont Mining Corp.	125,821	3,799,794
Nucor Corp.	75,037	4,761,098
Reliance Steel & Aluminum Co.	69,584	5,934,820
Royal Gold, Inc.	9,052	697,547
Steel Dynamics, Inc.	45,234	2,044,124
United States Steel Corp.	41,536	1,266,017

		29,985,442

Paper & Forest Products (0.0%)
Domtar Corp.	14,676	765,647

Total Materials		102,707,505

Real Estate (9.4%)
Equity Real Estate Investment Trusts (REITs) (9.1%)
Alexandria Real Estate Equities, Inc. (REIT)	22,815	2,869,899
American Assets Trust, Inc. (REIT)	37,062	1,382,042
American Campus Communities, Inc. (REIT)	194,718	8,014,593
American Homes 4 Rent (REIT), Class A	61,162	1,338,836
Apartment Investment & Management Co. (REIT), Class A	37,007	1,633,119
Apple Hospitality REIT, Inc. (REIT)	51,069	893,197
AvalonBay Communities, Inc. (REIT)	32,585	5,902,773
Boston Properties, Inc. (REIT)	36,331	4,471,983
Brandywine Realty Trust (REIT)	41,343	649,912
Brixmor Property Group, Inc. (REIT)	306,316	5,363,593
Brookfield Property REIT, Inc. (REIT), Class A	36,829	770,831
Camden Property Trust (REIT)	20,948	1,960,104
Colony Capital, Inc. (REIT)	108,711	662,050
Columbia Property Trust, Inc. (REIT)	27,787	656,885
Corporate Office Properties Trust (REIT)	154,026	4,594,596
CubeSmart (REIT)	278,191	7,936,789
CyrusOne, Inc. (REIT)	23,387	1,482,736
DDR Corp. (REIT)	35,930	481,103
Digital Realty Trust, Inc. (REIT)	48,624	5,469,228
Douglas Emmett, Inc. (REIT)	37,782	1,425,137
Duke Realty Corp. (REIT)	84,205	2,388,896
Empire State Realty Trust, Inc. (REIT), Class A	31,942	530,557
EPR Properties (REIT)	17,460	1,194,439
Equity Commonwealth (REIT)*	27,703	888,989
Equity LifeStyle Properties, Inc. (REIT)	23,550	2,271,398
Equity Residential (REIT)	84,788	5,618,053
Essex Property Trust, Inc. (REIT)	15,513	3,827,212
Extra Space Storage, Inc. (REIT)	19,130	1,657,423
Federal Realty Investment Trust (REIT)	17,247	2,181,228
Forest City Realty Trust, Inc. (REIT), Class A	50,579	1,269,027
Gaming and Leisure Properties, Inc. (REIT)	30,550	1,076,888
HCP, Inc. (REIT)	110,960	2,920,467
Healthcare Trust of America, Inc. (REIT), Class A	48,355	1,289,628
Highwoods Properties, Inc. (REIT)	23,949	1,131,830
Hospitality Properties Trust (REIT)	38,383	1,106,966
Host Hotels & Resorts, Inc. (REIT)	172,708	3,644,139
Hudson Pacific Properties, Inc. (REIT)	31,951	1,045,437
Invitation Homes, Inc. (REIT)	70,715	1,620,081
Iron Mountain, Inc. (REIT)	67,439	2,327,994
iStar, Inc. (REIT)(x)	288,235	3,219,585
JBG SMITH Properties (REIT)	24,875	916,146
Kilroy Realty Corp. (REIT)(x)	22,878	1,640,124
Kimco Realty Corp. (REIT)	95,919	1,605,684
Lamar Advertising Co. (REIT), Class A	1,826	142,063
Liberty Property Trust (REIT)	34,776	1,469,286
Life Storage, Inc. (REIT)	36,200	3,444,792
Macerich Co. (The) (REIT)	32,069	1,773,095
Medical Properties Trust, Inc. (REIT)	86,433	1,288,716
Mid-America Apartment Communities, Inc. (REIT)	82,352	8,250,022
National Retail Properties, Inc. (REIT)	36,847	1,651,483
Omega Healthcare Investors, Inc. (REIT)	42,364	1,388,268
Outfront Media, Inc. (REIT)	33,355	665,432
Paramount Group, Inc. (REIT)(x)	49,353	744,737
Park Hotels & Resorts, Inc. (REIT)	173,994	5,710,483
Physicians Realty Trust (REIT)	163,457	2,755,885
PS Business Parks, Inc. (REIT)	36,594	4,650,731
Rayonier, Inc. (REIT)	30,387	1,027,384
Realty Income Corp. (REIT)	68,605	3,902,938
Regency Centers Corp. (REIT)	35,830	2,317,126
Retail Properties of America, Inc. (REIT), Class A	51,665	629,796
Retail Value, Inc. (REIT)*	3,593	117,455

See Notes to Portfolio of Investments.

6

EQ ADVISORS TRUST

AXA MID CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Senior Housing Properties Trust (REIT)	55,581	$976,002
SL Green Realty Corp. (REIT)	20,135	1,963,767
Spirit Realty Capital, Inc. (REIT)	100,947	813,633
STORE Capital Corp. (REIT)	243,319	6,761,835
Sun Communities, Inc. (REIT)	19,661	1,996,378
UDR, Inc. (REIT)	62,802	2,539,085
Uniti Group, Inc. (REIT)	38,903	783,895
Ventas, Inc. (REIT)	83,967	4,566,125
VEREIT, Inc. (REIT)	229,349	1,665,074
VICI Properties, Inc. (REIT)	87,418	1,889,977
Vornado Realty Trust (REIT)	40,652	2,967,596
Weingarten Realty Investors (REIT)	28,189	838,905
Welltower, Inc. (REIT)	87,803	5,647,489
Weyerhaeuser Co. (REIT)	178,633	5,764,487
WP Carey, Inc. (REIT)	24,998	1,607,621

		186,043,158

Real Estate Management & Development (0.3%)
CBRE Group, Inc., Class A*	38,917	1,716,240
Howard Hughes Corp. (The)*	5,476	680,229
Jones Lang LaSalle, Inc.	28,327	4,088,152
Realogy Holdings Corp.(x)	29,936	617,879

		7,102,500

Total Real Estate		193,145,658

Utilities (6.5%)
Electric Utilities (2.5%)
Alliant Energy Corp.	160,784	6,844,574
Avangrid, Inc.	13,120	628,842
Edison International	74,939	5,071,872
Entergy Corp.	42,622	3,457,923
Evergy, Inc.	103,423	5,679,991
Eversource Energy	74,730	4,591,411
FirstEnergy Corp.	115,139	4,279,717
Fortis, Inc.	47,678	1,545,721
Hawaiian Electric Industries, Inc.	25,365	902,740
OGE Energy Corp.	46,960	1,705,587
PG&E Corp.*	122,440	5,633,464
Pinnacle West Capital Corp.	26,293	2,081,880
PPL Corp.	165,227	4,834,542
Xcel Energy, Inc.	120,123	5,671,007

		52,929,271

Gas Utilities (1.1%)
Atmos Energy Corp.	25,677	2,411,327
National Fuel Gas Co.	19,127	1,072,260
UGI Corp.	337,399	18,718,896

		22,202,483

Independent Power and Renewable Electricity Producers (0.4%)
AES Corp.	155,949	2,183,286
NRG Energy, Inc.	71,749	2,683,412
Vistra Energy Corp.*	96,302	2,395,994

		7,262,692

Multi-Utilities (2.2%)
Ameren Corp.	57,252	3,619,471
CenterPoint Energy, Inc.	116,790	3,229,244
CMS Energy Corp.	66,493	3,258,157
Consolidated Edison, Inc.	73,423	5,594,098
DTE Energy Co.	42,645	4,653,849
MDU Resources Group, Inc.	45,804	1,176,705
NiSource, Inc.	85,490	2,130,411
Public Service Enterprise Group, Inc.	118,951	6,279,423
SCANA Corp.	33,581	1,305,965
Sempra Energy	64,767	7,367,247
Vectren Corp.	19,580	1,399,774
WEC Energy Group, Inc.	74,624	4,981,898

		44,996,242

Water Utilities (0.3%)
American Water Works Co., Inc.	42,989	3,781,743
Aqua America, Inc.	42,086	1,552,973

		5,334,716

Total Utilities		132,725,404

Total Common Stocks (79.4%) (Cost $1,249,260,338)		1,625,051,371

EXCHANGE TRADED FUNDS (ETF):
Equity (10.0%)
iShares Core S&P Mid-Cap ETF	3,855	775,973
iShares Morningstar Mid-Cap ETF(x)	4,666	883,955
iShares Morningstar Mid-Cap Growth ETF	18,430	4,341,760
iShares Morningstar Mid-Cap Value ETF(x)‡	136,837	22,160,752
iShares Russell Mid-Cap ETF(x)	2,905	640,553
iShares Russell Mid-Cap Growth ETF(x)	41,154	5,579,659
iShares Russell Mid-Cap Value ETF(x)	739,375	66,735,987
iShares S&P Mid-Cap 400 Growth ETF(x)	37,660	8,772,520
iShares S&P Mid-Cap 400 Value ETF(x)	266,821	44,647,158
SPDR S&P 400 MidCap Value ETF	46,188	2,481,681
Vanguard Mid-Cap Growth ETF(x)	47,500	6,768,750
Vanguard Mid-Cap Value ETF(x)	353,700	39,992,859

Total Exchange Traded Funds (10.0%) (Cost $95,732,340)		203,781,607

SHORT-TERM INVESTMENTS:
Investment Company (4.6%)
JPMorgan Prime Money Market Fund, IM Shares	95,235,900	95,264,471

	Principal Amount	Value (Note 1)
Repurchase Agreements (4.3%)
Citigroup Global Markets, Inc., 2.44%, dated 9/28/18, due 10/5/18, repurchase price $6,002,847, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 1.625%-2.250%, maturing 11/30/19-11/15/27; total market value $6,325,716.(xx)	$6,000,000	6,000,000
Deutsche Bank Securities, Inc., 2.26%, dated 9/28/18, due 10/1/18, repurchase price $55,350,279, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 5/15/19-8/15/47; total market value $56,446,653.(xx)	55,339,856	55,339,856
HSBC Securities, Inc., 2.18%, dated 9/25/18, due 10/2/18, repurchase price $1,000,242, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 2/15/33-2/15/43; total market value $1,020,371.(xx)	1,000,000	1,000,000

See Notes to Portfolio of Investments.

7

EQ ADVISORS TRUST

AXA MID CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

	Principal Amount	Value (Note 1)
ING Bank NV, 2.42%, dated 9/28/18, due 10/1/18, repurchase price $10,002,017, collateralized by various Common Stocks; total market value $11,112,459.(xx)	$10,000,000	$10,000,000
Natwest Markets Securities, Inc., 2.14%, dated 9/25/18, due 10/2/18, repurchase price $350,083, collateralized by various U.S. Government Treasury Securities, ranging from 1.375%-2.125%, maturing 10/31/20-11/15/26; total market value $357,127.(xx)	350,000	350,000
Natwest Markets Securities, Inc., 2.19%, dated 9/28/18, due 10/5/18, repurchase price $3,001,278, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-3.375%, maturing 2/15/19-5/15/44; total market value $3,060,560.(xx)	3,000,000	3,000,000
Natwest Markets Securities, Inc., 2.25%, dated 9/28/18, due 10/1/18, repurchase price $2,000,375, collateralized by various U.S. Government Treasury Securities, ranging from 1.375%-2.875%, maturing 5/31/19-11/15/26; total market value $2,040,383.(xx)	2,000,000	2,000,000
NBC Global Finance Ltd., 2.37%, dated 9/28/18, due 10/5/18, repurchase price $4,001,843, collateralized by various Common Stocks; total market value $4,450,977.(xx)	4,000,000	4,000,000
Societe Generale SA, 2.31%, dated 9/28/18, due 10/1/18, repurchase price $1,000,193, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.000%-4.250%, maturing 2/7/19-2/15/47; total market value $1,110,648.(xx)	1,000,000	1,000,000
Societe Generale SA, 2.34%, dated 9/28/18, due 10/5/18, repurchase price $5,002,275, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.000%-4.250%, maturing 2/7/19-2/15/47; total market value $5,553,242.(xx)	5,000,000	5,000,000

Total Repurchase Agreements		87,689,856

Total Short-Term Investments (8.9%) (Cost $182,933,902)		182,954,327

Total Investments in Securities (98.3%) (Cost $1,527,926,580)		2,011,787,305
Other Assets Less Liabilities (1.7%)		34,950,508

Net Assets (100%)		$2,046,737,813

See Notes to Portfolio of Investments.

8

EQ ADVISORS TRUST

AXA MID CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

*	Non-income producing.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

(x)	All or a portion of security is on loan at September 30, 2018.

(xx)

At September 30, 2018, the Portfolio had loaned securities with a total value of $88,633,811. This was secured by cash collateral of $87,689,856 which was subsequently invested in joint repurchase agreements with a total value of $87,689,856, for which the Portfolio has a proportionate interest as reported in the Portfolio of Investments as Repurchase Agreements, and $2,738,737 collateralized by various U.S. Government Treasury Securities, ranging from 0.000% - 8.750%, maturing 10/4/18-11/15/47.

Glossary:

ADR — American Depositary Receipt

JPY — Japanese Yen

SDR — Swedish Depositary Receipt

USD — United States Dollar

See Notes to Portfolio of Investments.

9

EQ ADVISORS TRUST

AXA MID CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

Investments in companies which were affiliates for nine months ended September 30, 2018, were as follows:

Security Description	Shares at September 30, 2018	Market Value December 31, 2017 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value September 30, 2018 ($)	Dividend/Interest Income ($)	Capital Gain Distributions ($)
iShares Morningstar Mid-Cap Value ETF(x)	136,837	21,207,440	1,032,515	(383,049)	12,935	290,911	22,160,752	347,540	—

Futures contracts outstanding as of September 30, 2018 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Russell 2000 E-Mini Index	552	12/2018	USD	46,942,080	(494,006)
S&P 500 E-Mini Index	321	12/2018	USD	46,849,950	242,128
S&P Midcap 400 E-Mini Index	464	12/2018	USD	93,969,280	(863,487)

					(1,115,365)

Forward foreign currency contracts outstanding as of September 30, 2018 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
USD	3,644	JPY	413,272	State Street Bank & Trust	10/3/2018	6

Net unrealized appreciation						6

See Notes to Portfolio of Investments.

10

EQ ADVISORS TRUST

AXA MID CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2018:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$44,217,175	$3,171,082	$—	$47,388,257
Consumer Discretionary	142,029,510	—	—	142,029,510
Consumer Staples	84,857,223	—	—	84,857,223
Energy	114,309,404	—	—	114,309,404
Financials	320,440,346	6,183,113	—	326,623,459
Health Care	102,221,973	—	—	102,221,973
Industrials	215,371,501	3,767,906	—	219,139,407
Information Technology	159,903,571	—	—	159,903,571
Materials	100,588,305	2,119,200	—	102,707,505
Real Estate	193,145,658	—	—	193,145,658
Utilities	132,725,404	—	—	132,725,404
Exchange Traded Funds	203,781,607	—	—	203,781,607
Forward Currency Contracts	—	6	—	6
Futures	242,128	—	—	242,128
Short-Term Investments
Investment Company	95,264,471	—	—	95,264,471
Repurchase Agreements	—	87,689,856	—	87,689,856

Total Assets	$1,909,098,276	$102,931,163	$—	$2,012,029,439

Liabilities:
Futures	$(1,357,493)	$—	$—	$(1,357,493)

Total Liabilities	$(1,357,493)	$—	$—	$(1,357,493)

Total	$1,907,740,783	$102,931,163	$—	$2,010,671,946

There were no transfers between Levels 1, 2 or 3 during the nine months ended September 30, 2018.

As of September 30, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$550,603,305
Aggregate gross unrealized depreciation	(83,176,955)

Net unrealized appreciation	$467,426,350

Federal income tax cost of investments in securities and derivative instruments, if applicable	$1,543,245,596

See Notes to Portfolio of Investments.

11

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AXA/AB DYNAMIC AGGRESSIVE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
EXCHANGE TRADED FUNDS (ETF):
Equity (73.9%)
iShares Core S&P 500 ETF	32,178	$9,419,466
iShares MSCI EAFE ETF	282,640	19,216,694
SPDR S&P 500 ETF Trust	32,868	9,555,385
SPDR S&P MidCap 400 ETF Trust	8,829	3,244,304
Vanguard S&P 500 ETF	35,467	9,471,462
Vanguard Small-Cap ETF(x)	17,335	2,818,324

Total Exchange Traded Funds (73.9%) (Cost $52,032,798)		53,725,635

SHORT-TERM INVESTMENTS:
Investment Company (22.6%)
JPMorgan Prime Money Market Fund, IM Shares	16,364,255	16,369,164

	Principal Amount	Value (Note 1)
Repurchase Agreements (2.3%)
Bank of America NA, 2.27%, dated 9/28/18, due 10/1/18, repurchase price $300,057, collateralized by various U.S. Government Agency Securities, 3.000%, maturing 10/20/46; total market value $306,000.(xx)	$300,000	300,000
Deutsche Bank Securities, Inc., 2.26%, dated 9/28/18, due 10/1/18, repurchase price $98, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 5/15/19- 8/15/47; total market value $100.(xx)	98	98
Natwest Markets Securities, Inc., 2.14%, dated 9/25/18, due 10/2/18, repurchase price $400,095, collateralized by various U.S. Government Treasury Securities, ranging from 1.375%-2.125%, maturing 10/31/20-11/15/26; total market value $408,146.(xx)	400,000	400,000
Natwest Markets Securities, Inc., 2.19%, dated 9/28/18, due 10/5/18, repurchase price $500,213, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-3.375%, maturing 2/15/19-5/15/44; total market value $510,093.(xx)	500,000	500,000
Natwest Markets Securities, Inc., 2.25%, dated 9/28/18, due 10/1/18, repurchase price $500,094, collateralized by various U.S. Government Treasury Securities, ranging from 1.375%-2.875%, maturing 5/31/19-11/15/26; total market value $510,096.(xx)	500,000	500,000

Total Repurchase Agreements		1,700,098

U.S. Treasury Obligations (2.2%)
U.S. Treasury Bills
2.03%, 11/8/18(p)	1,600,000	1,596,483

Total Short-Term Investments (27.1%) (Cost $19,664,202)		19,665,745

Total Investments in Securities (101.0%) (Cost $71,697,000)		73,391,380
Other Assets Less Liabilities (-1.0%)		(720,650)

Net Assets (100%)		$72,670,730

(p)	Yield to maturity.

(x)	All or a portion of security is on loan at September 30, 2018.

(xx)

At September 30, 2018, the Portfolio had loaned securities with a total value of $1,667,583. This was secured by cash collateral of $1,700,098 which was subsequently invested in joint repurchase agreements with a total value of $1,700,098, for which the Portfolio has a proportionate interest as reported in the Portfolio of Investments as Repurchase Agreements.

Glossary:

AUD — Australian Dollar

CHF — Swiss Franc

EUR — European Currency Unit

GBP — British Pound

JPY — Japanese Yen

NOK — Norwegian Krone

NZD — New Zealand Dollar

SEK — Swedish Krona

USD — United States Dollar

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

AXA/AB DYNAMIC AGGRESSIVE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

Futures contracts outstanding as of September 30, 2018 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Russell 2000 E-Mini Index	5	12/2018	USD	425,200	(2,158)
SPI 200 Index	9	12/2018	AUD	1,007,400	1,999
TOPIX Index	33	12/2018	JPY	5,278,781	215,178
U.S. Treasury 10 Year Note	42	12/2018	USD	4,988,813	(47,348)
U.S. Treasury 2 Year Note	30	12/2018	USD	6,322,031	(14,835)
U.S. Treasury 5 Year Note	18	12/2018	USD	2,024,578	(13,767)

					139,069

Short Contracts
EURO STOXX 50 Index	(2)	12/2018	EUR	(78,650)	(1,315)
FTSE 100 Index	(4)	12/2018	GBP	(390,316)	(11,394)
S&P 500 E-Mini Index	(20)	12/2018	USD	(2,919,000)	(14,425)

					(27,134)

					111,935

Forward foreign currency contracts outstanding as of September 30, 2018 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
AUD	153,601	USD	110,868	JPMorgan Chase Bank	12/14/2018	226
NOK	6,606,596	USD	803,161	JPMorgan Chase Bank	12/14/2018	11,170
NZD	237,000	USD	154,644	JPMorgan Chase Bank	12/14/2018	2,519
USD	146,249	AUD	197,000	JPMorgan Chase Bank	12/14/2018	3,767
USD	898,585	CHF	865,521	Goldman Sachs	12/14/2018	10,370
USD	123,826	CHF	119,000	JPMorgan Chase Bank	12/14/2018	1,705
USD	181,183	EUR	155,000	JPMorgan Chase Bank	12/14/2018	98
USD	627,013	EUR	535,922	Morgan Stanley	12/14/2018	898
USD	397,894	GBP	302,095	JPMorgan Chase Bank	12/14/2018	2,742
USD	1,579,673	JPY	177,065,695	Goldman Sachs	12/14/2018	11,964
USD	559,248	JPY	62,014,000	JPMorgan Chase Bank	12/14/2018	10,187
USD	241,931	NZD	364,010	JPMorgan Chase Bank	12/14/2018	543

Total unrealized appreciation						56,189

CHF	134,697	USD	140,592	JPMorgan Chase Bank	12/14/2018	(2,363)
EUR	1,379,113	USD	1,633,710	JPMorgan Chase Bank	12/14/2018	(22,506)
EUR	653,194	USD	767,020	Royal Bank of Scotland	12/14/2018	(3,898)
GBP	705,344	USD	927,031	JPMorgan Chase Bank	12/14/2018	(4,412)
JPY	42,387,455	USD	383,003	JPMorgan Chase Bank	12/14/2018	(7,712)
NZD	1,542,454	USD	1,032,904	JPMorgan Chase Bank	12/14/2018	(10,046)
USD	166,771	AUD	234,035	JPMorgan Chase Bank	12/14/2018	(2,496)
USD	61,827	CHF	61,000	JPMorgan Chase Bank	12/14/2018	(773)
USD	2,685,675	EUR	2,299,704	Goldman Sachs	12/14/2018	(1,051)
USD	367,568	EUR	319,000	JPMorgan Chase Bank	12/14/2018	(5,116)
USD	585,220	GBP	452,619	JPMorgan Chase Bank	12/14/2018	(6,824)
USD	1,484,527	GBP	1,136,357	Morgan Stanley	12/14/2018	(1,874)
USD	36,980	SEK	338,400	JPMorgan Chase Bank	12/14/2018	(1,344)

Total unrealized depreciation						(70,415)

Net unrealized depreciation						(14,226)

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

AXA/AB DYNAMIC AGGRESSIVE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2018:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds	$53,725,635	$—	$—	$53,725,635
Forward Currency Contracts	—	56,189	—	56,189
Futures	217,178	—	—	217,178
Short-Term Investments
Investment Company	16,369,164	—	—	16,369,164
Repurchase Agreements	—	1,700,098	—	1,700,098
U.S. Treasury Obligations	—	1,596,483	—	1,596,483

Total Assets	$70,311,977	$3,352,770	$—	$73,664,747

Liabilities:
Forward Currency Contracts	$—	$(70,415)	$—	$(70,415)
Futures	(105,243)	—	—	(105,243)

Total Liabilities	$(105,243)	$(70,415)	$—	$(175,658)

Total	$70,206,734	$3,282,355	$—	$73,489,089

There were no transfers between Levels 1, 2 or 3 during the nine months ended September 30, 2018.

As of September 30, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,234,027
Aggregate gross unrealized depreciation	(450,015)

Net unrealized appreciation	$1,784,012

Federal income tax cost of investments in securities and derivative instruments, if applicable	$71,705,077

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

AXA/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (4.5%)
Diversified Telecommunication Services (1.1%)
AT&T, Inc.	69,218	$2,324,339
Bezeq The Israeli Telecommunication Corp. Ltd.	14,606	16,797
BT Group plc	72,021	211,494
CenturyLink, Inc.	9,350	198,220
Deutsche Telekom AG (Registered)*	29,053	468,369
Elisa OYJ	1,328	56,325
HKT Trust & HKT Ltd.	32,415	44,554
Iliad SA(x)	256	33,438
Koninklijke KPN NV	28,725	75,774
Nippon Telegraph & Telephone Corp.	6,031	272,409
Orange SA	17,390	277,319
PCCW Ltd.	31,094	18,112
Proximus SADP	1,300	31,063
Singapore Telecommunications Ltd.	69,785	165,073
Spark New Zealand Ltd.	15,677	42,086
Swisscom AG (Registered)	234	106,199
Telecom Italia SpA*	97,413	59,152
Telecom Italia SpA (RNC)	51,497	27,707
Telefonica Deutschland Holding AG	5,342	22,583
Telefonica SA	40,732	322,436
Telenor ASA	6,659	130,173
Telia Co. AB	24,046	110,444
Telstra Corp. Ltd.	35,563	82,004
TPG Telecom Ltd.(x)	2,569	15,859
United Internet AG (Registered)	1,130	53,463
Verizon Communications, Inc.	39,350	2,100,896

		7,266,288

Entertainment (0.7%)
Activision Blizzard, Inc.	7,211	599,883
DeNA Co. Ltd.	1,048	18,512
Electronic Arts, Inc.*	2,900	349,421
Konami Holdings Corp.	905	35,445
Nexon Co. Ltd.*	3,839	50,175
Nintendo Co. Ltd.	988	360,522
Take-Two Interactive Software, Inc.*	1,081	149,167
Toho Co. Ltd./Tokyo	990	31,063
Twenty-First Century Fox, Inc., Class A	10,000	463,300
Twenty-First Century Fox, Inc., Class B	4,100	187,862
Ubisoft Entertainment SA*	682	73,973
Viacom, Inc., Class B	3,350	113,096
Vivendi SA	9,045	232,823
Walt Disney Co. (The)	14,230	1,664,056

		4,329,298

Interactive Media & Services (1.8%)
Alphabet, Inc., Class A*	2,890	3,488,461
Alphabet, Inc., Class C*	2,920	3,484,932
Auto Trader Group plc(m)	8,214	47,814
Facebook, Inc., Class A*	22,940	3,772,712
Kakaku.com, Inc.	1,312	25,658
REA Group Ltd.	468	29,070
Twitter, Inc.*	6,231	177,334
Yahoo Japan Corp.	25,967	93,474

		11,119,455

Media (0.6%)
Axel Springer SE	417	28,057
CBS Corp. (Non-Voting), Class B	3,200	183,840
Charter Communications, Inc., Class A*	1,786	582,022
Comcast Corp., Class A	43,800	1,550,957
CyberAgent, Inc.	882	46,964
Dentsu, Inc.	1,954	90,632
Discovery, Inc., Class A*	1,400	44,800
Discovery, Inc., Class C*	3,190	94,360
DISH Network Corp., Class A*	2,125	75,990
Eutelsat Communications SA	1,519	35,908
Hakuhodo DY Holdings, Inc.	2,066	36,240
Informa plc	10,926	108,545
Interpublic Group of Cos., Inc. (The)	3,670	83,933
ITV plc	30,951	63,679
JCDecaux SA	687	25,126
News Corp., Class A	3,650	48,144
News Corp., Class B	1,100	14,960
Omnicom Group, Inc.	2,150	146,243
Pearson plc	6,895	79,984
ProSiebenSat.1 Media SE	2,161	56,127
Publicis Groupe SA	1,843	110,158
RTL Group SA	344	24,543
Schibsted ASA, Class B	920	31,877
SES SA (FDR)	3,113	68,311
Singapore Press Holdings Ltd.	11,960	25,109
Sky plc	9,093	204,918
Telenet Group Holding NV*	462	25,436
WPP plc	11,092	162,572

		4,049,435

Wireless Telecommunication Services (0.3%)
1&1 Drillisch AG	527	25,637
KDDI Corp.	15,786	436,123
Millicom International Cellular SA (SDR)	645	37,049
NTT DOCOMO, Inc.	11,897	319,885
SoftBank Group Corp.	7,196	726,440
Tele2 AB, Class B	3,152	37,949
Vodafone Group plc	232,511	498,525

		2,081,608

Total Communication Services		28,846,084

Consumer Discretionary (6.2%)
Auto Components (0.3%)
Aisin Seiki Co. Ltd.	1,410	68,626
Aptiv plc	2,500	209,749
BorgWarner, Inc.	1,850	79,143
Bridgestone Corp.	5,311	200,670
Cie Generale des Etablissements Michelin SCA	1,503	179,654
Continental AG	960	167,135
Denso Corp.	3,807	201,005
Faurecia SA	709	42,674
Goodyear Tire & Rubber Co. (The)	2,250	52,628
Koito Manufacturing Co. Ltd.	962	63,162
Minth Group Ltd.	6,443	26,584
NGK Spark Plug Co. Ltd.	1,383	40,290
NOK Corp.	679	11,659
Nokian Renkaat OYJ	997	40,851
Pirelli & C SpA(m)*	3,486	29,255
Schaeffler AG (Preference)(q)	1,535	19,622
Stanley Electric Co. Ltd.	1,203	41,134
Sumitomo Electric Industries Ltd.	6,444	101,067
Sumitomo Rubber Industries Ltd.	1,478	22,179
Toyoda Gosei Co. Ltd.	700	17,281
Toyota Industries Corp.	1,278	75,587
Valeo SA	2,126	92,318
Yokohama Rubber Co. Ltd. (The)	1,089	23,473

		1,805,746

Automobiles (0.8%)
Bayerische Motoren Werke AG	2,886	260,390
Bayerische Motoren Werke AG (Preference)(q)	529	41,581

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

AXA/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Daimler AG (Registered)	7,927	$500,218
Ferrari NV	1,088	149,818
Fiat Chrysler Automobiles NV*	9,426	165,737
Ford Motor Co.	37,300	345,025
General Motors Co.	12,100	407,407
Harley-Davidson, Inc.	1,550	70,215
Honda Motor Co. Ltd.	14,211	430,132
Isuzu Motors Ltd.	4,712	74,276
Mazda Motor Corp.	4,858	58,320
Mitsubishi Motors Corp.	5,730	40,446
Nissan Motor Co. Ltd.	20,342	190,404
Peugeot SA	5,238	141,275
Porsche Automobil Holding SE (Preference)(q)	1,377	92,728
Renault SA	1,695	146,614
Subaru Corp.	5,420	166,006
Suzuki Motor Corp.	3,025	173,268
Toyota Motor Corp.	19,910	1,243,281
Volkswagen AG	305	53,153
Volkswagen AG (Preference)(q)	1,618	284,793
Yamaha Motor Co. Ltd.	2,568	71,986

		5,107,073

Distributors (0.0%)
Genuine Parts Co.	1,350	134,189
Jardine Cycle & Carriage Ltd.	925	21,646
LKQ Corp.*	2,950	93,427

		249,262

Diversified Consumer Services (0.0%)
Benesse Holdings, Inc.	666	18,962
H&R Block, Inc.	1,950	50,213

		69,175

Hotels, Restaurants & Leisure (0.9%)
Accor SA	1,695	87,024
Aristocrat Leisure Ltd.	5,010	102,995
Carnival Corp.	3,800	242,326
Carnival plc	1,581	98,171
Chipotle Mexican Grill, Inc.*	240	109,085
Compass Group plc	13,803	306,924
Crown Resorts Ltd.	3,266	32,320
Darden Restaurants, Inc.	1,150	127,869
Domino’s Pizza Enterprises Ltd.(x)	608	23,381
Flight Centre Travel Group Ltd.	522	20,059
Galaxy Entertainment Group Ltd.	20,294	128,711
Genting Singapore Ltd.	51,727	40,109
GVC Holdings plc	4,652	55,692
Hilton Worldwide Holdings, Inc.	2,616	211,320
InterContinental Hotels Group plc	1,620	100,930
Marriott International, Inc., Class A	2,820	372,325
McDonald’s Corp.	7,550	1,263,039
McDonald’s Holdings Co. Japan Ltd.	601	26,395
Melco Resorts & Entertainment Ltd. (ADR)	2,261	47,820
Merlin Entertainments plc(m)	5,215	27,216
MGM China Holdings Ltd.	6,979	11,055
MGM Resorts International	4,731	132,042
Norwegian Cruise Line Holdings Ltd.*	1,925	110,553
Oriental Land Co. Ltd.	1,744	182,351
Paddy Power Betfair plc	738	62,979
Royal Caribbean Cruises Ltd.	1,600	207,904
Sands China Ltd.	20,693	93,706
Shangri-La Asia Ltd.	8,907	13,244
SJM Holdings Ltd.	16,347	15,118
Sodexo SA	826	87,598
Starbucks Corp.	13,150	747,445
Tabcorp Holdings Ltd.	16,314	57,430
TUI AG	3,980	76,412
Whitbread plc	1,658	101,936
Wynn Macau Ltd.	13,352	30,701
Wynn Resorts Ltd.	850	108,001
Yum! Brands, Inc.	3,100	281,821

		5,744,007

Household Durables (0.4%)
Barratt Developments plc	8,650	63,926
Berkeley Group Holdings plc	1,189	57,015
Casio Computer Co. Ltd.(x)	1,751	28,618
DR Horton, Inc.	3,250	137,085
Electrolux AB	2,056	45,342
Garmin Ltd.	1,000	70,050
Husqvarna AB, Class B	3,561	30,331
Iida Group Holdings Co. Ltd.	1,340	23,835
Leggett & Platt, Inc.	1,200	52,548
Lennar Corp., Class A	2,600	121,394
Mohawk Industries, Inc.*	600	105,210
Newell Brands, Inc.	4,550	92,365
Nikon Corp.	2,912	54,719
Panasonic Corp.	19,244	224,163
Persimmon plc	2,768	85,325
PulteGroup, Inc.	2,450	60,687
Rinnai Corp.	300	22,866
SEB SA	221	37,616
Sekisui Chemical Co. Ltd.	3,421	63,109
Sekisui House Ltd.	5,418	82,615
Sharp Corp.(x)	1,521	30,910
Sony Corp.	11,034	676,490
Taylor Wimpey plc	27,954	62,596
Techtronic Industries Co. Ltd.	11,806	75,405
Whirlpool Corp.	600	71,250

		2,375,470

Internet & Direct Marketing Retail (1.7%)
Amazon.com, Inc.*	3,948	7,907,844
Booking Holdings, Inc.*	462	916,608
Delivery Hero SE(m)*	802	38,569
eBay, Inc.*	8,790	290,246
Expedia Group, Inc.	1,150	150,052
Netflix, Inc.*	4,230	1,582,570
Rakuten, Inc.	7,203	55,205
TripAdvisor, Inc.*	1,000	51,070
Zalando SE(m)*	1,047	40,735
ZOZO, Inc.	1,766	53,468

		11,086,367

Leisure Products (0.1%)
Bandai Namco Holdings, Inc.	1,826	70,954
Hasbro, Inc.	1,050	110,377
Mattel, Inc.(x)*	3,200	50,240
Sankyo Co. Ltd.	470	18,387
Sega Sammy Holdings, Inc.	1,589	23,425
Shimano, Inc.	670	107,971
Yamaha Corp.	1,204	63,792

		445,146

Multiline Retail (0.2%)
Dollar General Corp.	2,430	265,599
Dollar Tree, Inc.*	2,210	180,226
Don Quijote Holdings Co. Ltd.	1,111	56,225
Harvey Norman Holdings Ltd.(x)	3,969	10,099
Isetan Mitsukoshi Holdings Ltd.	2,911	35,741
J Front Retailing Co. Ltd.	2,081	32,290
Kohl’s Corp.	1,570	117,044
Macy’s, Inc.	2,840	98,633
Marks & Spencer Group plc	13,881	52,251
Marui Group Co. Ltd.(x)	1,716	42,349
Next plc	1,249	89,439
Nordstrom, Inc.	1,080	64,595
Ryohin Keikaku Co. Ltd.	220	65,446
Takashimaya Co. Ltd.	1,068	18,038

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

AXA/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Target Corp.	5,100	$449,870

		1,577,845

Specialty Retail (1.1%)
ABC-Mart, Inc.	319	17,744
Advance Auto Parts, Inc.	690	116,148
AutoZone, Inc.*	263	204,009
Best Buy Co., Inc.	2,270	180,147
CarMax, Inc.*	1,710	127,686
Dufry AG (Registered)(x)*	300	33,824
Fast Retailing Co. Ltd.	509	259,473
Foot Locker, Inc.	1,050	53,529
Gap, Inc. (The)	2,050	59,143
Hennes & Mauritz AB, Class B	7,639	141,169
Hikari Tsushin, Inc.	191	37,756
Home Depot, Inc. (The)	11,010	2,280,721
Industria de Diseno Textil SA	9,509	288,265
Kingfisher plc	18,512	62,252
L Brands, Inc.	2,230	67,569
Lowe’s Cos., Inc.	7,880	904,782
Nitori Holdings Co. Ltd.	715	102,543
O’Reilly Automotive, Inc.*	820	284,802
Ross Stores, Inc.	3,630	359,733
Shimamura Co. Ltd.	202	19,165
Tiffany & Co.	950	122,522
TJX Cos., Inc. (The)	5,940	665,399
Tractor Supply Co.	1,180	107,238
Ulta Beauty, Inc.*	550	155,166
USS Co. Ltd.	1,874	34,785
Yamada Denki Co. Ltd.(x)	5,416	27,409

		6,712,979

Textiles, Apparel & Luxury Goods (0.7%)
adidas AG	1,642	402,069
Asics Corp.	1,451	21,633
Burberry Group plc	3,646	95,757
Cie Financiere Richemont SA (Registered)	4,550	370,899
Hanesbrands, Inc.(x)	3,400	62,662
Hermes International	279	184,836
HUGO BOSS AG	598	46,047
Kering SA	661	354,334
Li & Fung Ltd.(x)	39,960	8,933
Luxottica Group SpA	1,532	104,091
LVMH Moet Hennessy Louis Vuitton SE	2,431	859,736
Michael Kors Holdings Ltd.*	1,400	95,984
Moncler SpA	1,560	67,197
NIKE, Inc., Class B	12,250	1,037,819
Pandora A/S	981	61,262
Puma SE	73	36,022
PVH Corp.	750	108,300
Ralph Lauren Corp.	500	68,775
Swatch Group AG (The)	275	109,367
Swatch Group AG (The) (Registered)	533	41,547
Tapestry, Inc.	2,700	135,729
Under Armour, Inc., Class A(x)*	1,700	36,074
Under Armour, Inc., Class C*	1,707	33,218
VF Corp.	3,150	294,368
Yue Yuen Industrial Holdings Ltd.	4,951	13,756

		4,650,415

Total Consumer Discretionary		39,823,485

Consumer Staples (4.7%)
Beverages (1.0%)
Anheuser-Busch InBev SA/NV	6,642	580,073
Asahi Group Holdings Ltd.	3,162	137,061
Brown-Forman Corp., Class B	2,450	123,848
Carlsberg A/S, Class B	959	115,028
Coca-Cola Amatil Ltd.	4,066	28,686
Coca-Cola Bottlers Japan Holdings, Inc.	1,178	31,518
Coca-Cola Co. (The)	36,500	1,685,934
Coca-Cola European Partners plc	1,995	90,713
Coca-Cola HBC AG*	1,761	59,976
Constellation Brands, Inc., Class A	1,600	344,991
Davide Campari-Milano SpA	5,062	43,110
Diageo plc	21,456	760,388
Heineken Holding NV	1,037	93,913
Heineken NV	2,266	212,475
Kirin Holdings Co. Ltd.	7,171	183,725
Molson Coors Brewing Co., Class B	1,700	104,550
Monster Beverage Corp.*	3,870	225,544
PepsiCo, Inc.	13,550	1,514,889
Pernod Ricard SA	1,851	303,668
Remy Cointreau SA(x)	202	26,315
Suntory Beverage & Food Ltd.	1,301	55,077
Treasury Wine Estates Ltd.	6,208	78,486

		6,799,968

Food & Staples Retailing (0.9%)
Aeon Co. Ltd.	5,469	131,767
Carrefour SA	4,964	95,097
Casino Guichard Perrachon SA(x)	510	21,447
Colruyt SA(x)	533	30,168
Costco Wholesale Corp.	4,200	986,496
Dairy Farm International Holdings Ltd.	2,900	26,100
FamilyMart UNY Holdings Co. Ltd.	704	73,300
ICA Gruppen AB	730	23,163
J Sainsbury plc	15,273	64,060
Jeronimo Martins SGPS SA	2,151	31,680
Koninklijke Ahold Delhaize NV	10,947	251,023
Kroger Co. (The)	7,670	223,274
Lawson, Inc.	445	27,103
METRO AG	1,588	24,891
Seven & i Holdings Co. Ltd.	6,568	292,502
Sundrug Co. Ltd.	652	23,269
Sysco Corp.	4,500	329,625
Tesco plc	84,803	265,056
Tsuruha Holdings, Inc.	350	43,095
Walgreens Boots Alliance, Inc.	8,100	590,490
Walmart, Inc.	13,770	1,293,141
Wesfarmers Ltd.	9,883	356,125
Wm Morrison Supermarkets plc	19,116	64,632
Woolworths Group Ltd.	11,381	231,007

		5,498,511

Food Products (1.0%)
a2 Milk Co. Ltd.*	6,376	47,588
Ajinomoto Co., Inc.	3,988	68,461
Archer-Daniels-Midland Co.	5,250	263,918
Associated British Foods plc	3,187	95,125
Barry Callebaut AG (Registered)	22	41,696
Calbee, Inc.	736	24,227
Campbell Soup Co.(x)	1,800	65,934
Chocoladefabriken Lindt & Spruengli AG	10	70,104
Chocoladefabriken Lindt & Spruengli AG (Registered)	1	82,026
Conagra Brands, Inc.	3,750	127,388
Danone SA	5,262	407,500
General Mills, Inc.	5,650	242,498
Golden Agri-Resources Ltd.	49,475	9,048
Hershey Co. (The)	1,300	132,600
Hormel Foods Corp.	2,500	98,500
JM Smucker Co. (The)	1,050	107,741
Kellogg Co.	2,400	168,048
Kerry Group plc, Class A	1,404	154,942
Kikkoman Corp.	1,367	81,332

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

AXA/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Kraft Heinz Co. (The)	5,650	$311,372
Marine Harvest ASA	3,560	82,474
McCormick & Co., Inc. (Non-Voting)	1,200	158,100
Meiji Holdings Co. Ltd.	1,104	74,138
Mondelez International, Inc., Class A	14,050	603,587
Nestle SA (Registered)	27,128	2,261,679
NH Foods Ltd.	788	29,094
Nisshin Seifun Group, Inc.	1,712	37,519
Nissin Foods Holdings Co. Ltd.	574	39,456
Orkla ASA	6,964	58,835
Toyo Suisan Kaisha Ltd.	780	30,240
Tyson Foods, Inc., Class A	2,800	166,684
WH Group Ltd.(m)	75,215	52,940
Wilmar International Ltd.	16,661	39,244
Yakult Honsha Co. Ltd.	1,028	84,234
Yamazaki Baking Co. Ltd.	983	19,674

		6,337,946

Household Products (0.7%)
Church & Dwight Co., Inc.	2,300	136,551
Clorox Co. (The)	1,200	180,492
Colgate-Palmolive Co.	8,300	555,685
Essity AB, Class B	5,375	135,110
Henkel AG & Co. KGaA	933	99,064
Henkel AG & Co. KGaA (Preference)(q)	1,564	183,495
Kimberly-Clark Corp.	3,300	375,012
Lion Corp.	1,917	42,585
Procter & Gamble Co. (The)	23,997	1,997,270
Reckitt Benckiser Group plc	5,828	532,950
Unicharm Corp.	3,614	119,534

		4,357,748

Personal Products (0.5%)
Beiersdorf AG	906	102,225
Coty, Inc., Class A	4,501	56,533
Estee Lauder Cos., Inc. (The), Class A	2,100	305,172
Kao Corp.	4,315	348,405
Kobayashi Pharmaceutical Co. Ltd.	430	31,639
Kose Corp.	284	54,115
L’Oreal SA	2,197	529,807
Pola Orbis Holdings, Inc.	793	28,965
Shiseido Co. Ltd.	3,313	256,567
Unilever NV (CVA)	13,452	749,138
Unilever plc	10,737	590,012

		3,052,578

Tobacco (0.6%)
Altria Group, Inc.	18,000	1,085,580
British American Tobacco plc	19,993	934,080
Imperial Brands plc	8,314	289,442
Japan Tobacco, Inc.	9,588	250,291
Philip Morris International, Inc.	14,800	1,206,792
Swedish Match AB	1,660	84,985

		3,851,170

Total Consumer Staples		29,897,921

Energy (3.4%)
Energy Equipment & Services (0.3%)
Baker Hughes a GE Co.	3,950	133,629
Halliburton Co.	8,300	336,399
Helmerich & Payne, Inc.	1,000	68,770
John Wood Group plc	5,790	58,230
National Oilwell Varco, Inc.	3,600	155,088
Schlumberger Ltd.	13,150	801,097
TechnipFMC plc	4,058	126,813
Tenaris SA	4,035	67,602

		1,747,628

Oil, Gas & Consumable Fuels (3.1%)
Aker BP ASA	942	39,977
Anadarko Petroleum Corp.	4,900	330,309
Andeavor	1,350	207,225
Apache Corp.	3,550	169,229
BP plc	173,621	1,333,572
Cabot Oil & Gas Corp.	4,300	96,836
Caltex Australia Ltd.	2,229	48,176
Chevron Corp.	18,200	2,225,496
Cimarex Energy Co.	900	83,646
Concho Resources, Inc.*	1,400	213,850
ConocoPhillips	11,150	863,010
Devon Energy Corp.	4,900	195,706
Enagas SA	1,938	52,315
Eni SpA	22,174	419,182
EOG Resources, Inc.	5,500	701,635
EQT Corp.	2,400	106,152
Equinor ASA	10,139	285,904
Exxon Mobil Corp.	40,358	3,431,238
Galp Energia SGPS SA	4,283	84,985
Hess Corp.	2,500	178,950
HollyFrontier Corp.	1,684	117,712
Idemitsu Kosan Co. Ltd.	1,156	61,147
Inpex Corp.	8,922	111,270
JXTG Holdings, Inc.	28,377	214,363
Kinder Morgan, Inc.	18,000	319,140
Koninklijke Vopak NV	622	30,649
Lundin Petroleum AB	1,600	61,246
Marathon Oil Corp.	8,100	188,568
Marathon Petroleum Corp.	4,400	351,868
Neste OYJ	1,158	95,728
Newfield Exploration Co.*	1,850	53,336
Noble Energy, Inc.	4,600	143,474
Occidental Petroleum Corp.	7,300	599,841
Oil Search Ltd.	11,716	76,474
OMV AG	1,345	75,566
ONEOK, Inc.	3,912	265,194
Origin Energy Ltd.*	15,019	89,675
Phillips 66	4,000	450,880
Pioneer Natural Resources Co.	1,600	278,704
Repsol SA	11,871	236,582
Royal Dutch Shell plc, Class A	40,072	1,377,040
Royal Dutch Shell plc, Class B	32,648	1,144,261
Santos Ltd.	14,878	78,078
Showa Shell Sekiyu KK	1,773	37,560
Snam SpA	19,440	81,007
TOTAL SA	21,001	1,361,558
Valero Energy Corp.	4,100	466,375
Williams Cos., Inc. (The)	11,338	308,280
Woodside Petroleum Ltd.	7,848	218,862

		19,961,831

Total Energy		21,709,459

Financials (8.7%)
Banks (4.2%)
ABN AMRO Group NV (CVA)(m)	3,803	103,543
AIB Group plc	6,364	32,585
Aozora Bank Ltd.	1,069	38,199
Australia & New Zealand Banking Group Ltd.	25,475	518,924
Banco Bilbao Vizcaya Argentaria SA	58,121	370,473
Banco de Sabadell SA	49,047	76,251
Banco Santander SA	140,651	707,999
Bank Hapoalim BM	9,111	66,728
Bank Leumi Le-Israel BM	12,365	81,552
Bank of America Corp.	89,900	2,648,453
Bank of East Asia Ltd. (The)	9,580	35,734
Bank of Ireland Group plc	8,430	65,284
Bank of Kyoto Ltd. (The)	463	24,165

See Notes to Portfolio of Investments.

4

EQ ADVISORS TRUST

AXA/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Bank of Queensland Ltd.	3,075	$24,495
Bankia SA	10,543	41,338
Bankinter SA	5,760	53,046
Barclays plc	148,737	333,019
BB&T Corp.	7,400	359,196
Bendigo & Adelaide Bank Ltd.	3,819	29,676
BNP Paribas SA	9,798	599,627
BOC Hong Kong Holdings Ltd.	31,661	150,452
CaixaBank SA	30,661	140,189
Chiba Bank Ltd. (The)	5,281	36,068
Citigroup, Inc.	24,250	1,739,694
Citizens Financial Group, Inc.	4,550	175,494
Comerica, Inc.	1,650	148,830
Commerzbank AG*	8,627	89,897
Commonwealth Bank of Australia(x)	15,278	788,631
Concordia Financial Group Ltd.	9,540	46,768
Credit Agricole SA	10,082	144,987
Danske Bank A/S	6,551	172,065
DBS Group Holdings Ltd.	15,731	300,224
DNB ASA	8,624	181,460
Erste Group Bank AG*	2,691	111,791
Fifth Third Bancorp	6,450	180,084
Fukuoka Financial Group, Inc.	1,243	34,198
Hang Seng Bank Ltd.	6,836	185,650
HSBC Holdings plc	174,428	1,522,787
Huntington Bancshares, Inc.	10,450	155,914
ING Groep NV	33,871	439,821
Intesa Sanpaolo SpA	125,262	320,103
Japan Post Bank Co. Ltd.	3,569	42,186
JPMorgan Chase & Co.	32,450	3,661,657
KBC Group NV	2,208	164,327
KeyCorp	10,050	199,895
Lloyds Banking Group plc	628,345	485,412
M&T Bank Corp.	1,450	238,583
Mebuki Financial Group, Inc.	7,194	24,883
Mediobanca Banca di Credito Finanziario SpA	5,287	52,815
Mitsubishi UFJ Financial Group, Inc.	102,986	642,733
Mizrahi Tefahot Bank Ltd.	1,179	20,654
Mizuho Financial Group, Inc.	210,244	366,752
National Australia Bank Ltd.	23,703	476,489
Nordea Bank AB	26,476	288,551
Oversea-Chinese Banking Corp. Ltd.	27,520	230,298
People’s United Financial, Inc.	3,300	56,496
PNC Financial Services Group, Inc. (The)	4,500	612,855
Raiffeisen Bank International AG	1,299	37,403
Regions Financial Corp.	10,650	195,428
Resona Holdings, Inc.	17,984	101,031
Royal Bank of Scotland Group plc	30,659	99,902
Seven Bank Ltd.	3,658	11,558
Shinsei Bank Ltd.	1,380	22,555
Shizuoka Bank Ltd. (The)	3,936	35,335
Skandinaviska Enskilda Banken AB, Class A	14,186	158,406
Societe Generale SA	6,690	287,162
Standard Chartered plc	24,426	202,610
Sumitomo Mitsui Financial Group, Inc.	11,713	472,767
Sumitomo Mitsui Trust Holdings, Inc.	2,955	121,612
SunTrust Banks, Inc.	4,450	297,216
SVB Financial Group*	500	155,415
Svenska Handelsbanken AB, Class A	13,047	164,787
Swedbank AB, Class A	7,976	197,708
UniCredit SpA	17,496	263,347
United Overseas Bank Ltd.	11,758	232,915
US Bancorp	14,800	781,588
Wells Fargo & Co.	41,800	2,197,007
Westpac Banking Corp.(x)	29,673	599,074
Yamaguchi Financial Group, Inc.	1,702	18,545
Zions Bancorp	1,850	92,778

		27,586,129

Capital Markets (1.5%)
3i Group plc	8,312	101,968
Affiliated Managers Group, Inc.	550	75,196
Ameriprise Financial, Inc.	1,400	206,724
Amundi SA(m)	541	40,539
ASX Ltd.	1,764	81,173
Bank of New York Mellon Corp. (The)	9,600	489,504
BlackRock, Inc.	1,200	565,596
Cboe Global Markets, Inc.	1,068	102,485
Charles Schwab Corp. (The)	11,400	560,310
CME Group, Inc.	3,300	561,693
Credit Suisse Group AG (Registered)*	22,280	334,858
Daiwa Securities Group, Inc.	13,793	83,909
Deutsche Bank AG (Registered)	17,114	195,284
Deutsche Boerse AG	1,687	226,033
E*TRADE Financial Corp.*	2,450	128,356
Franklin Resources, Inc.	2,950	89,710
Goldman Sachs Group, Inc. (The)	3,350	751,204
Hargreaves Lansdown plc	2,481	72,274
Hong Kong Exchanges & Clearing Ltd.	10,287	294,352
Intercontinental Exchange, Inc.	5,500	411,895
Invesco Ltd.	3,850	88,088
Investec plc	5,249	36,917
Japan Exchange Group, Inc.	4,457	77,670
Jefferies Financial Services, Inc.	2,850	62,586
Julius Baer Group Ltd.*	1,998	99,981
London Stock Exchange Group plc	2,750	164,378
Macquarie Group Ltd.	2,822	257,107
Moody’s Corp.	1,650	275,880
Morgan Stanley	13,000	605,410
MSCI, Inc.	851	150,976
Nasdaq, Inc.	1,100	94,380
Natixis SA	8,041	54,560
Nomura Holdings, Inc.	30,066	143,609
Northern Trust Corp.	2,000	204,260
Partners Group Holding AG	156	123,748
Raymond James Financial, Inc.	1,190	109,540
S&P Global, Inc.	2,400	468,936
SBI Holdings, Inc.	2,028	63,007
Schroders plc	1,080	43,567
Singapore Exchange Ltd.	6,326	34,105
St James’s Place plc	4,520	67,397
State Street Corp.	3,500	293,230
T. Rowe Price Group, Inc.	2,350	256,573
UBS Group AG (Registered)*	33,592	530,544

		9,679,512

Consumer Finance (0.3%)
Acom Co. Ltd.(x)	2,416	9,739
AEON Financial Service Co. Ltd.	953	19,736
American Express Co.	6,850	729,456
Capital One Financial Corp.	4,600	436,678
Credit Saison Co. Ltd.	1,309	21,348
Discover Financial Services	3,350	256,108
Synchrony Financial	6,750	209,790

		1,682,855

Diversified Financial Services (0.8%)
AMP Ltd.	24,934	57,495
Berkshire Hathaway, Inc., Class B*	18,783	4,021,628
Challenger Ltd.	4,544	36,788
Eurazeo SA	423	33,323
EXOR NV	996	66,863

See Notes to Portfolio of Investments.

5

EQ ADVISORS TRUST

AXA/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Groupe Bruxelles Lambert SA	737	$77,269
Industrivarden AB, Class C	1,557	34,600
Investor AB, Class B	4,011	185,354
Kinnevik AB, Class B	2,145	64,948
L E Lundbergforetagen AB, Class B	772	26,025
Mitsubishi UFJ Lease & Finance Co. Ltd.	3,513	20,685
ORIX Corp.	11,616	188,318
Pargesa Holding SA	374	30,049
Standard Life Aberdeen plc	22,893	91,277
Tokyo Century Corp.	372	23,115
Wendel SA	254	37,807

		4,995,544

Insurance (1.9%)
Admiral Group plc	1,767	47,905
Aegon NV	15,219	98,740
Aflac, Inc.	7,300	343,611
Ageas	1,709	91,890
AIA Group Ltd.	105,247	939,759
Allianz SE (Registered)	3,838	855,573
Allstate Corp. (The)	3,350	330,645
American International Group, Inc.	8,507	452,913
Aon plc	2,300	353,694
Arthur J Gallagher & Co.	1,750	130,270
Assicurazioni Generali SpA	10,210	176,392
Assurant, Inc.	500	53,975
Aviva plc	34,270	218,648
Baloise Holding AG (Registered)	451	68,794
Brighthouse Financial, Inc.*	1,077	47,646
Chubb Ltd.	4,450	594,698
Cincinnati Financial Corp.	1,400	107,534
CNP Assurances	1,583	38,156
Dai-ichi Life Holdings, Inc.	9,482	197,410
Direct Line Insurance Group plc	11,747	49,592
Everest Re Group Ltd.	404	92,302
Gjensidige Forsikring ASA	1,892	31,895
Hannover Rueck SE	556	78,563
Hartford Financial Services Group, Inc. (The)	3,400	169,864
Insurance Australia Group Ltd.	20,227	107,026
Japan Post Holdings Co. Ltd. (ADR)	13,895	165,341
Legal & General Group plc	50,903	173,962
Lincoln National Corp.	2,050	138,703
Loews Corp.	2,450	123,064
Mapfre SA	8,698	27,287
Marsh & McLennan Cos., Inc.	4,800	397,056
Medibank Pvt Ltd.	23,529	49,493
MetLife, Inc.	9,600	448,512
MS&AD Insurance Group Holdings, Inc.	4,214	140,714
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	1,352	299,428
NN Group NV	2,734	121,989
Poste Italiane SpA(m)	4,203	33,583
Principal Financial Group, Inc.	2,500	146,475
Progressive Corp. (The)	5,500	390,720
Prudential Financial, Inc.	4,000	405,280
Prudential plc	22,552	517,192
QBE Insurance Group Ltd.	11,620	93,403
RSA Insurance Group plc	8,738	65,487
Sampo OYJ, Class A	3,922	203,092
SCOR SE	1,477	68,595
Sompo Holdings, Inc.	2,897	123,381
Sony Financial Holdings, Inc.	1,453	32,022
Suncorp Group Ltd.	11,073	115,740
Swiss Life Holding AG (Registered)*	299	113,336
Swiss Re AG	2,744	253,318
T&D Holdings, Inc.	4,853	80,086
Tokio Marine Holdings, Inc.	5,869	291,177
Torchmark Corp.	1,000	86,690
Travelers Cos., Inc. (The)	2,600	337,246
Tryg A/S	1,001	24,920
Unum Group	2,100	82,047
Willis Towers Watson plc	1,250	176,175
Zurich Insurance Group AG*	1,320	417,224

		11,820,233

Total Financials		55,764,273

Health Care (7.8%)
Biotechnology (1.2%)
AbbVie, Inc.	14,452	1,366,870
Alexion Pharmaceuticals, Inc.*	2,100	291,921
Amgen, Inc.	6,416	1,329,973
Biogen, Inc.*	2,000	706,620
Celgene Corp.*	6,700	599,583
CSL Ltd.	3,943	573,203
Genmab A/S*	534	83,971
Gilead Sciences, Inc.	12,400	957,404
Grifols SA	2,717	76,530
Incyte Corp.*	1,682	116,193
Regeneron Pharmaceuticals, Inc.*	750	303,030
Shire plc	7,933	478,064
Vertex Pharmaceuticals, Inc.*	2,450	472,213

		7,355,575

Health Care Equipment & Supplies (1.5%)
Abbott Laboratories	16,698	1,224,965
ABIOMED, Inc.*	398	179,001
Align Technology, Inc.*	709	277,375
Baxter International, Inc.	4,650	358,469
Becton Dickinson and Co.	2,605	679,905
BioMerieux	366	30,511
Boston Scientific Corp.*	13,100	504,350
Cochlear Ltd.	525	76,142
Coloplast A/S, Class B	1,067	109,110
ConvaTec Group plc(m)	11,889	36,013
Cooper Cos., Inc. (The)	469	129,983
CYBERDYNE, Inc.(x)*	1,053	8,313
Danaher Corp.	5,900	641,094
Dentsply Sirona, Inc.	2,100	79,254
Edwards Lifesciences Corp.*	2,050	356,905
Essilor International Cie Generale d’Optique SA	1,815	268,576
Fisher & Paykel Healthcare Corp. Ltd.	4,875	48,632
Hologic, Inc.*	2,600	106,548
Hoya Corp.	3,381	200,860
IDEXX Laboratories, Inc.*	821	204,971
Intuitive Surgical, Inc.*	1,150	660,100
Koninklijke Philips NV	8,202	373,632
Medtronic plc	12,950	1,273,892
Olympus Corp.	2,626	102,502
ResMed, Inc.	1,402	161,707
Sartorius AG (Preference)(q)	310	50,318
Siemens Healthineers AG(m)*	1,411	62,048
Smith & Nephew plc	7,751	141,387
Sonova Holding AG (Registered)	485	96,516
Straumann Holding AG (Registered)	97	72,943
Stryker Corp.	3,100	550,808
Sysmex Corp.	1,457	125,413
Terumo Corp.	2,649	156,907
Varian Medical Systems, Inc.*	850	95,141
William Demant Holding A/S*	996	37,434
Zimmer Biomet Holdings, Inc.	1,900	249,793

		9,731,518

See Notes to Portfolio of Investments.

6

EQ ADVISORS TRUST

AXA/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Health Care Providers & Services (1.4%)
Aetna, Inc.	3,100	$628,835
Alfresa Holdings Corp.	1,607	42,997
AmerisourceBergen Corp.	1,500	138,330
Anthem, Inc.	2,450	671,422
Cardinal Health, Inc.	2,950	159,300
Centene Corp.*	2,000	289,560
Cigna Corp.	2,350	489,388
CVS Health Corp.	9,690	762,796
DaVita, Inc.*	1,300	93,119
Envision Healthcare Corp.*	1,108	50,669
Express Scripts Holding Co.*	5,300	503,553
Fresenius Medical Care AG & Co. KGaA	1,893	194,687
Fresenius SE & Co. KGaA	3,627	266,312
HCA Healthcare, Inc.	2,700	375,624
Healthscope Ltd.	13,267	20,139
Henry Schein, Inc.*	1,450	123,294
Humana, Inc.	1,350	457,002
Laboratory Corp. of America Holdings*	950	164,996
McKesson Corp.	1,950	258,668
Mediclinic International plc	2,706	15,131
Medipal Holdings Corp.	1,499	31,281
NMC Health plc	907	40,123
Quest Diagnostics, Inc.	1,250	134,888
Ramsay Health Care Ltd.	1,317	52,293
Ryman Healthcare Ltd.	3,058	28,378
Sonic Healthcare Ltd.	3,431	61,779
Suzuken Co. Ltd.	653	30,978
UnitedHealth Group, Inc.	9,150	2,434,265
Universal Health Services, Inc., Class B	850	108,664
WellCare Health Plans, Inc.*	472	151,271

		8,779,742

Health Care Technology (0.0%)
Cerner Corp.*	2,940	189,365
M3, Inc.	3,838	87,083

		276,448

Life Sciences Tools & Services (0.4%)
Agilent Technologies, Inc.	3,000	211,620
Eurofins Scientific SE	108	61,317
Illumina, Inc.*	1,400	513,884
IQVIA Holdings, Inc.*	1,526	197,983
Lonza Group AG (Registered)*	656	223,925
Mettler-Toledo International, Inc.*	247	150,418
PerkinElmer, Inc.	1,000	97,270
QIAGEN NV*	2,012	76,155
Thermo Fisher Scientific, Inc.	3,850	939,708
Waters Corp.*	750	146,010

		2,618,290

Pharmaceuticals (3.3%)
Allergan plc	3,233	615,822
Astellas Pharma, Inc.	17,131	298,835
AstraZeneca plc	11,039	857,970
Bayer AG (Registered)	7,835	695,998
Bristol-Myers Squibb Co.	15,500	962,240
Chugai Pharmaceutical Co. Ltd.	2,005	128,820
Daiichi Sankyo Co. Ltd.	4,996	216,558
Eisai Co. Ltd.	2,198	213,958
Eli Lilly & Co.	9,050	971,156
GlaxoSmithKline plc	43,219	865,705
H Lundbeck A/S	671	41,443
Hisamitsu Pharmaceutical Co., Inc.	529	40,553
Ipsen SA	354	59,514
Johnson & Johnson	25,550	3,530,243
Kyowa Hakko Kirin Co. Ltd.	2,217	41,542
Merck & Co., Inc.	25,600	1,816,064
Merck KGaA	1,154	119,247
Mitsubishi Tanabe Pharma Corp.	2,202	36,823
Mylan NV*	4,900	179,340
Nektar Therapeutics*	1,521	92,720
Novartis AG (Registered)	19,159	1,647,666
Novo Nordisk A/S, Class B	15,396	724,867
Ono Pharmaceutical Co. Ltd.	3,279	92,783
Orion OYJ, Class B	911	34,503
Otsuka Holdings Co. Ltd.	3,438	173,292
Perrigo Co. plc	1,250	88,500
Pfizer, Inc.	55,800	2,459,105
Recordati SpA	908	30,741
Roche Holding AG	6,124	1,483,576
Sanofi	9,838	874,500
Santen Pharmaceutical Co. Ltd.	3,125	49,535
Shionogi & Co. Ltd.	2,434	159,039
Sumitomo Dainippon Pharma Co. Ltd.	1,479	33,962
Taisho Pharmaceutical Holdings Co. Ltd.	330	40,342
Takeda Pharmaceutical Co. Ltd.(x)	6,210	265,682
Teva Pharmaceutical Industries Ltd. (ADR)	8,421	181,388
UCB SA	1,145	102,896
Vifor Pharma AG	417	72,297
Zoetis, Inc.	4,650	425,754

		20,724,979

Total Health Care		49,486,552

Industrials (6.5%)
Aerospace & Defense (1.4%)
Airbus SE	5,064	636,050
Arconic, Inc.	4,016	88,392
BAE Systems plc	27,794	228,156
Boeing Co. (The)	5,300	1,971,069
Dassault Aviation SA	22	40,716
Elbit Systems Ltd.	209	26,500
General Dynamics Corp.	2,700	552,744
Harris Corp.	1,100	186,131
Huntington Ingalls Industries, Inc.	427	109,346
L3 Technologies, Inc.	750	159,465
Leonardo SpA	3,458	41,675
Lockheed Martin Corp.	2,450	847,602
Meggitt plc	6,632	48,960
MTU Aero Engines AG	472	106,370
Northrop Grumman Corp.	1,650	523,661
Raytheon Co.	2,800	578,648
Rockwell Collins, Inc.	1,600	224,752
Rolls-Royce Holdings plc*	14,153	182,146
Safran SA	2,908	407,523
Singapore Technologies Engineering Ltd.	13,370	34,817
Textron, Inc.	2,450	175,102
Thales SA	945	134,241
TransDigm Group, Inc.*	450	167,535
United Technologies Corp.	7,150	999,642

		8,471,243

Air Freight & Logistics (0.3%)
Bollore SA	7,479	32,303
CH Robinson Worldwide, Inc.	1,300	127,296
Deutsche Post AG (Registered)	8,568	305,499
Expeditors International of Washington, Inc.	1,650	121,325
FedEx Corp.	2,400	577,896
Royal Mail plc	7,689	47,814
SG Holdings Co. Ltd.	837	21,931
United Parcel Service, Inc., Class B	6,550	764,712
Yamato Holdings Co. Ltd.	2,689	82,549

		2,081,325

See Notes to Portfolio of Investments.

7

EQ ADVISORS TRUST

AXA/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Airlines (0.2%)
Alaska Air Group, Inc.	1,150	$79,189
American Airlines Group, Inc.	3,900	161,187
ANA Holdings, Inc.	992	34,662
Delta Air Lines, Inc.	6,100	352,763
Deutsche Lufthansa AG (Registered)	2,014	49,480
easyJet plc	1,381	23,652
International Consolidated Airlines Group SA	5,253	45,145
Japan Airlines Co. Ltd.	998	35,872
Ryanair Holdings plc (ADR)*	100	9,604
Singapore Airlines Ltd.	4,666	33,244
Southwest Airlines Co.	5,000	312,250
United Continental Holdings, Inc.*	2,200	195,932

		1,332,980

Building Products (0.3%)
AGC, Inc.	1,708	70,879
Allegion plc	900	81,513
AO Smith Corp.	1,342	71,623
Assa Abloy AB, Class B	8,794	176,773
Cie de Saint-Gobain	4,370	188,466
Daikin Industries Ltd.	2,173	289,268
Fortune Brands Home & Security, Inc.	1,339	70,110
Geberit AG (Registered)	329	152,599
Johnson Controls International plc	8,770	306,949
LIXIL Group Corp.	2,274	43,791
Masco Corp.	2,950	107,970
TOTO Ltd.	1,306	54,196

		1,614,137

Commercial Services & Supplies (0.2%)
Babcock International Group plc	1,948	18,357
Brambles Ltd.	13,593	107,100
Cintas Corp.	800	158,249
Copart, Inc.*	1,931	99,504
Dai Nippon Printing Co. Ltd.	2,217	51,552
Edenred	2,069	78,865
G4S plc	13,256	41,812
ISS A/S	1,428	50,246
Park24 Co. Ltd.	993	30,021
Republic Services, Inc.	2,130	154,766
Secom Co. Ltd.	1,862	151,785
Securitas AB, Class B	2,676	46,595
Societe BIC SA	259	23,711
Sohgo Security Services Co. Ltd.	631	27,740
Stericycle, Inc.*	790	46,357
Toppan Printing Co. Ltd.	1,933	31,048
Waste Management, Inc.	3,780	341,562

		1,459,270

Construction & Engineering (0.2%)
ACS Actividades de Construccion y Servicios SA(x)	1,838	78,275
Bouygues SA	1,954	84,463
CIMIC Group Ltd.	854	31,705
Eiffage SA	684	76,366
Ferrovial SA	4,235	87,868
Fluor Corp.	1,300	75,530
HOCHTIEF AG	169	28,020
Jacobs Engineering Group, Inc.	1,120	85,680
JGC Corp.	1,771	40,620
Kajima Corp.	3,839	55,784
Obayashi Corp.	5,548	52,540
Quanta Services, Inc.*	1,400	46,732
Shimizu Corp.	4,716	43,043
Skanska AB, Class B	2,906	57,074
Taisei Corp.	1,860	84,798
Vinci SA	4,386	417,677

		1,346,175

Electrical Equipment (0.5%)
ABB Ltd. (Registered)	16,064	379,584
AMETEK, Inc.	2,150	170,108
Eaton Corp. plc	4,150	359,930
Emerson Electric Co.	5,950	455,652
Fuji Electric Co. Ltd.	962	38,540
Legrand SA	2,340	170,564
Mabuchi Motor Co. Ltd.	456	18,401
Melrose Industries plc	41,702	108,654
Mitsubishi Electric Corp.	15,909	217,940
Nidec Corp.	1,950	280,521
OSRAM Licht AG	934	37,152
Prysmian SpA	1,933	45,021
Rockwell Automation, Inc.	1,200	225,024
Schneider Electric SE	4,683	376,798
Siemens Gamesa Renewable Energy SA*	2,063	26,108
Vestas Wind Systems A/S	1,842	124,580

		3,034,577

Industrial Conglomerates (0.8%)
3M Co.	5,680	1,196,833
CK Hutchison Holdings Ltd.	23,639	272,374
DCC plc	815	73,987
General Electric Co.	82,803	934,846
Honeywell International, Inc.	7,150	1,189,760
Jardine Matheson Holdings Ltd. (London Stock Exchange)	1,300	81,328
Jardine Matheson Holdings Ltd. (Singapore Stock Exchange)	593	37,211
Jardine Strategic Holdings Ltd. (Quotrix Stock Exchange)	1,300	47,047
Jardine Strategic Holdings Ltd. (Singapore Stock Exchange)	627	22,760
Keihan Holdings Co. Ltd.	867	33,117
Keppel Corp. Ltd.	12,485	63,564
NWS Holdings Ltd.	11,328	22,400
Roper Technologies, Inc.	1,050	311,021
Seibu Holdings, Inc.	1,922	34,559
Sembcorp Industries Ltd.	7,123	16,100
Siemens AG (Registered)	6,669	854,367
Smiths Group plc	3,592	70,017
Toshiba Corp.*	5,571	161,064

		5,422,355

Machinery (1.1%)
Alfa Laval AB	2,509	68,037
Alstom SA(x)*	1,433	64,039
Amada Holdings Co. Ltd.	2,908	31,046
ANDRITZ AG	622	36,289
Atlas Copco AB, Class A*	5,862	168,986
Atlas Copco AB, Class B*	3,472	92,646
Caterpillar, Inc.	5,700	869,192
CNH Industrial NV	8,738	105,003
Cummins, Inc.	1,500	219,105
Daifuku Co. Ltd.(x)	942	48,004
Deere & Co.	3,100	466,022
Dover Corp.	1,450	128,369
Epiroc AB, Class A*	5,862	65,497
Epiroc AB, Class B*	3,472	35,746
FANUC Corp.	1,690	318,603
Flowserve Corp.	1,200	65,628
Fortive Corp.(x)	2,950	248,390
GEA Group AG	1,563	55,676
Hino Motors Ltd.	2,283	24,996
Hitachi Construction Machinery Co. Ltd.	919	30,736
Hoshizaki Corp.	515	53,304
IHI Corp.	1,322	50,090
Illinois Tool Works, Inc.	2,900	409,247

See Notes to Portfolio of Investments.

8

EQ ADVISORS TRUST

AXA/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Ingersoll-Rand plc	2,350	$240,405
JTEKT Corp.	1,637	23,960
Kawasaki Heavy Industries Ltd.	1,285	36,247
KION Group AG	667	40,998
Komatsu Ltd.	8,049	244,828
Kone OYJ, Class B	2,991	159,814
Kubota Corp.	8,605	146,244
Kurita Water Industries Ltd.	879	25,607
Makita Corp.	2,027	101,511
MAN SE	348	37,839
Metso OYJ	986	34,962
Minebea Mitsumi, Inc.	3,284	59,541
MISUMI Group, Inc.	2,596	67,173
Mitsubishi Heavy Industries Ltd.(x)	2,739	105,756
Nabtesco Corp.	963	25,596
NGK Insulators Ltd.	2,239	36,929
NSK Ltd.	3,297	37,781
PACCAR, Inc.	3,350	228,437
Parker-Hannifin Corp.	1,250	229,913
Pentair plc	1,450	62,858
Sandvik AB	9,929	176,238
Schindler Holding AG	372	92,716
Schindler Holding AG (Registered)	197	47,534
SKF AB, Class B	3,228	63,689
SMC Corp.	504	161,287
Snap-on, Inc.	550	100,980
Stanley Black & Decker, Inc.	1,450	212,338
Sumitomo Heavy Industries Ltd.	998	35,618
THK Co. Ltd.	1,030	26,217
Volvo AB, Class B	13,650	241,287
Wartsila OYJ Abp	4,022	78,405
Weir Group plc (The)	2,100	48,256
Xylem, Inc.	1,650	131,786
Yangzijiang Shipbuilding Holdings Ltd.	15,514	14,072

		7,031,473

Marine (0.0%)
AP Moller - Maersk A/S, Class A	33	43,287
AP Moller - Maersk A/S, Class B	60	84,261
Kuehne + Nagel International AG (Registered)	495	78,431
Mitsui OSK Lines Ltd.	1,012	29,526
Nippon Yusen KK	1,431	26,915

		262,420

Professional Services (0.4%)
Adecco Group AG (Registered)	1,472	77,305
Bureau Veritas SA	2,266	58,486
Equifax, Inc.	1,120	146,238
Experian plc	8,097	207,959
IHS Markit Ltd.*	3,389	182,870
Intertek Group plc	1,448	94,215
Nielsen Holdings plc	3,130	86,576
Persol Holdings Co. Ltd.	1,517	35,582
Randstad NV	1,101	58,777
Recruit Holdings Co. Ltd.	9,609	320,695
RELX plc (London Stock Exchange)	9,316	196,222
RELX plc (Turquoise Stock Exchange)*	8,483	178,221
Robert Half International, Inc.	1,170	82,345
SEEK Ltd.	2,846	42,708
SGS SA (Registered)	48	126,383
Teleperformance	526	99,241
Verisk Analytics, Inc.*	1,450	174,798
Wolters Kluwer NV	2,572	160,300

		2,328,921

Road & Rail (0.6%)
Aurizon Holdings Ltd.	17,210	51,129
Central Japan Railway Co.	1,257	261,755
ComfortDelGro Corp. Ltd.	16,492	29,315
CSX Corp.	8,300	614,615
DSV A/S	1,684	153,117
East Japan Railway Co.	2,690	249,894
Hankyu Hanshin Holdings, Inc.	2,064	73,208
JB Hunt Transport Services, Inc.	800	95,152
Kansas City Southern	1,000	113,280
Keikyu Corp.(x)	2,012	36,674
Keio Corp.	881	48,229
Keisei Electric Railway Co. Ltd.	1,179	41,507
Kintetsu Group Holdings Co. Ltd.	1,548	62,263
Kyushu Railway Co.	1,367	41,628
MTR Corp. Ltd.	12,924	68,018
Nagoya Railroad Co. Ltd.	1,572	38,933
Nippon Express Co. Ltd.	683	44,844
Norfolk Southern Corp.	2,700	487,350
Odakyu Electric Railway Co. Ltd.(x)	2,519	59,594
Tobu Railway Co. Ltd.	1,654	48,913
Tokyu Corp.	4,252	77,765
Union Pacific Corp.	7,400	1,204,943
West Japan Railway Co.	1,478	103,039

		4,005,165

Trading Companies & Distributors (0.4%)
AerCap Holdings NV*	1,239	71,267
Ashtead Group plc	4,425	140,555
Brenntag AG	1,406	86,780
Bunzl plc	3,033	95,391
Fastenal Co.	2,650	153,753
Ferguson plc	2,085	177,051
ITOCHU Corp.	12,321	225,556
Marubeni Corp.	13,465	123,249
Mitsubishi Corp.	11,781	363,012
Mitsui & Co. Ltd.	14,877	264,557
Rexel SA	2,592	38,927
Sumitomo Corp.	9,811	163,589
Toyota Tsusho Corp.	1,961	74,042
Travis Perkins plc	2,146	29,803
United Rentals, Inc.*	800	130,880
WW Grainger, Inc.	500	178,705

		2,317,117

Transportation Infrastructure (0.1%)
Aena SME SA(m)	604	104,840
Aeroports de Paris	278	62,585
Atlantia SpA	4,319	89,610
Auckland International Airport Ltd.	8,188	39,620
Fraport AG Frankfurt Airport Services Worldwide	410	36,226
Getlink	3,994	51,010
Japan Airport Terminal Co. Ltd.	475	21,614
Kamigumi Co. Ltd.	1,081	23,823
SATS Ltd.	4,955	18,920
Sydney Airport	9,426	46,946
Transurban Group	22,311	180,952

		676,146

Total Industrials		41,383,304

Information Technology (9.0%)
Communications Equipment (0.5%)
Arista Networks, Inc.*	455	120,966
Cisco Systems, Inc.	44,850	2,181,952
F5 Networks, Inc.*	590	117,658
Juniper Networks, Inc.	3,250	97,403
Motorola Solutions, Inc.	1,500	195,210
Nokia OYJ	49,028	271,926
Telefonaktiebolaget LM Ericsson, Class B	26,249	232,973

		3,218,088

See Notes to Portfolio of Investments.

9

EQ ADVISORS TRUST

AXA/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Electronic Equipment, Instruments & Components (0.5%)
Alps Electric Co. Ltd.	1,694	$43,028
Amphenol Corp., Class A	2,850	267,957
Corning, Inc.	7,900	278,870
FLIR Systems, Inc.	1,250	76,838
Hamamatsu Photonics KK	1,336	53,207
Hexagon AB, Class B	2,298	134,714
Hirose Electric Co. Ltd.	287	31,372
Hitachi High-Technologies Corp.	612	21,088
Hitachi Ltd.	8,426	286,262
Ingenico Group SA	570	43,308
IPG Photonics Corp.*	353	55,093
Keyence Corp.	848	492,439
Kyocera Corp.	2,828	169,750
Murata Manufacturing Co. Ltd.	1,571	241,485
Nippon Electric Glass Co. Ltd.	790	24,857
Omron Corp.	1,742	73,593
Shimadzu Corp.	1,936	60,660
TDK Corp.	1,164	126,932
TE Connectivity Ltd.	3,300	290,169
Venture Corp. Ltd.	2,400	30,951
Yaskawa Electric Corp.	2,165	64,310
Yokogawa Electric Corp.	1,951	41,263

		2,908,146

IT Services (2.0%)
Accenture plc, Class A	6,170	1,050,134
Akamai Technologies, Inc.*	1,600	117,040
Alliance Data Systems Corp.	450	106,272
Amadeus IT Group SA	3,825	355,370
Atos SE	846	100,680
Automatic Data Processing, Inc.	4,250	640,305
Broadridge Financial Solutions, Inc.	1,124	148,312
Capgemini SE	1,411	177,585
Cognizant Technology Solutions Corp., Class A	5,610	432,812
Computershare Ltd.	3,948	56,934
DXC Technology Co.	2,658	248,576
Fidelity National Information Services, Inc.	3,200	349,024
Fiserv, Inc.*	3,840	316,339
FleetCor Technologies, Inc.*	856	195,031
Fujitsu Ltd.	1,680	119,716
Gartner, Inc.*	862	136,627
Global Payments, Inc.	1,520	193,648
International Business Machines Corp.	8,795	1,329,892
Mastercard, Inc., Class A	8,750	1,947,838
Nomura Research Institute Ltd.	985	49,761
NTT Data Corp.	5,392	74,649
Obic Co. Ltd.	613	57,998
Otsuka Corp.	894	33,362
Paychex, Inc.	2,980	219,477
PayPal Holdings, Inc.*	10,650	935,496
Total System Services, Inc.	1,550	153,047
VeriSign, Inc.*	900	144,108
Visa, Inc., Class A	17,000	2,551,529
Western Union Co. (The)	4,330	82,530
Wirecard AG	1,036	224,572

		12,548,664

Semiconductors & Semiconductor Equipment (1.7%)
Advanced Micro Devices, Inc.*	7,772	240,077
Analog Devices, Inc.	3,506	324,165
Applied Materials, Inc.	9,550	369,108
ASM Pacific Technology Ltd.	2,649	26,969
ASML Holding NV	3,573	667,483
Broadcom, Inc.	4,159	1,026,149
Disco Corp.	272	45,533
Infineon Technologies AG	9,905	225,059
Intel Corp.	44,450	2,102,040
KLA-Tencor Corp.	1,450	147,480
Lam Research Corp.	1,550	235,135
Microchip Technology, Inc.(x)	2,250	177,548
Micron Technology, Inc.*	11,000	497,530
NVIDIA Corp.	5,800	1,629,915
NXP Semiconductors NV*	2,897	247,694
Qorvo, Inc.*	1,150	88,424
QUALCOMM, Inc.	14,100	1,015,622
Renesas Electronics Corp.*	7,266	45,405
Rohm Co. Ltd.	862	62,818
Skyworks Solutions, Inc.	1,700	154,207
STMicroelectronics NV	5,953	108,307
SUMCO Corp.	2,005	29,082
Texas Instruments, Inc.	9,350	1,003,161
Tokyo Electron Ltd.	1,369	188,084
Xilinx, Inc.	2,400	192,408

		10,849,403

Software (2.4%)
Adobe Systems, Inc.*	4,700	1,268,765
ANSYS, Inc.*	793	148,037
Autodesk, Inc.*	2,050	320,026
CA, Inc.	2,950	130,243
Cadence Design Systems, Inc.*	2,684	121,639
Check Point Software Technologies Ltd.*	1,169	137,556
Citrix Systems, Inc.*	1,240	137,838
Dassault Systemes SE	1,144	171,011
Intuit, Inc.	2,370	538,938
LINE Corp.(x)*	624	26,362
Micro Focus International plc	3,719	69,293
Microsoft Corp.	73,300	8,383,321
Nice Ltd.*	568	64,258
Oracle Corp.	28,350	1,461,726
Oracle Corp. Japan	344	27,733
Red Hat, Inc.*	1,660	226,225
Sage Group plc (The)	9,238	70,607
salesforce.com, Inc.*	7,291	1,159,488
SAP SE	8,567	1,054,352
Symantec Corp.	5,830	124,062
Synopsys, Inc.*	1,399	137,955
Temenos Group AG (Registered)*	525	85,164
Trend Micro, Inc.	1,109	71,350

		15,935,949

Technology Hardware, Storage & Peripherals (1.9%)
Apple, Inc.	44,210	9,979,965
Brother Industries Ltd.	2,017	39,836
Canon, Inc.	8,720	277,057
FUJIFILM Holdings Corp.	3,365	151,487
Hewlett Packard Enterprise Co.	14,530	236,984
HP, Inc.	15,650	403,301
Konica Minolta, Inc.	3,534	37,573
NEC Corp.	2,226	61,518
NetApp, Inc.	2,500	214,725
Ricoh Co. Ltd.(x)	5,493	58,981
Seagate Technology plc	2,650	125,478
Seiko Epson Corp.	2,390	40,766
Western Digital Corp.	2,850	166,839
Xerox Corp.	1,950	52,611

		11,847,121

Total Information Technology		57,307,371

Materials (2.5%)
Chemicals (1.4%)
Air Liquide SA	3,735	491,328
Air Products & Chemicals, Inc.	2,150	359,158
Air Water, Inc.	1,355	24,865
Akzo Nobel NV	2,210	206,659
Albemarle Corp.(x)	1,014	101,177

See Notes to Portfolio of Investments.

10

EQ ADVISORS TRUST

AXA/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Arkema SA	624	$77,304
Asahi Kasei Corp.	11,154	169,146
BASF SE	8,006	711,560
CF Industries Holdings, Inc.	2,150	117,046
Chr Hansen Holding A/S	897	91,056
Clariant AG (Registered)*	1,707	44,423
Covestro AG(m)	1,677	136,023
Croda International plc	1,203	81,567
Daicel Corp.	2,040	23,700
DowDuPont, Inc.	22,155	1,424,789
Eastman Chemical Co.	1,350	129,222
Ecolab, Inc.	2,450	384,111
EMS-Chemie Holding AG (Registered)	78	46,495
Evonik Industries AG	1,536	55,017
FMC Corp.	1,250	108,975
Frutarom Industries Ltd.	336	34,779
FUCHS PETROLUB SE (Preference)(q)	596	33,298
Givaudan SA (Registered)	82	201,616
Hitachi Chemical Co. Ltd.	987	20,093
Incitec Pivot Ltd.	14,414	41,468
International Flavors & Fragrances, Inc.	750	104,340
Israel Chemicals Ltd.	6,007	36,662
Johnson Matthey plc	1,757	81,572
JSR Corp.	1,643	30,671
K+S AG (Registered)	1,636	34,343
Kaneka Corp.	417	19,268
Kansai Paint Co. Ltd.(x)	1,502	27,682
Koninklijke DSM NV	1,600	169,495
Kuraray Co. Ltd.	2,704	40,648
LANXESS AG	782	57,273
Linde AG	1,768	365,490
LyondellBasell Industries NV, Class A	3,050	312,656
Mitsubishi Chemical Holdings Corp.	11,160	106,817
Mitsubishi Gas Chemical Co., Inc.	1,541	32,808
Mitsui Chemicals, Inc.	1,573	39,332
Mosaic Co. (The)	3,250	105,560
Nippon Paint Holdings Co. Ltd.(x)	1,270	47,393
Nissan Chemical Corp.	1,141	60,253
Nitto Denko Corp.	1,474	110,479
Novozymes A/S, Class B	2,030	111,442
Orica Ltd.	3,222	39,663
PPG Industries, Inc.	2,400	261,912
Praxair, Inc.	2,800	450,044
Sherwin-Williams Co. (The)	800	364,168
Shin-Etsu Chemical Co. Ltd.	3,202	283,648
Showa Denko KK	1,200	66,221
Sika AG (Registered)	1,140	165,993
Solvay SA	671	89,982
Sumitomo Chemical Co. Ltd.	12,600	73,746
Symrise AG	1,115	101,779
Taiyo Nippon Sanso Corp.	1,291	19,316
Teijin Ltd.	1,635	31,356
Toray Industries, Inc.	11,937	89,669
Tosoh Corp.	2,213	34,085
Umicore SA	1,877	104,976
Yara International ASA	1,637	80,394

		9,266,011

Construction Materials (0.2%)
Boral Ltd.	10,016	50,029
CRH plc	7,313	239,269
Fletcher Building Ltd.*	6,489	28,130
HeidelbergCement AG	1,328	103,799
Imerys SA	314	23,187
James Hardie Industries plc (CHDI)	3,770	57,119
LafargeHolcim Ltd. (Registered)*	4,232	208,926
Martin Marietta Materials, Inc.	600	109,170
Taiheiyo Cement Corp.	1,032	32,381
Vulcan Materials Co.	1,250	139,000

		991,010

Containers & Packaging (0.1%)
Amcor Ltd.	9,895	97,848
Avery Dennison Corp.	850	92,098
Ball Corp.	3,250	142,967
International Paper Co.	3,950	194,142
Packaging Corp. of America	899	98,611
Sealed Air Corp.	1,450	58,218
Smurfit Kappa Group plc	1,964	77,667
Toyo Seikan Group Holdings Ltd.	1,241	25,744
WestRock Co.	2,350	125,584

		912,879

Metals & Mining (0.7%)
Alumina Ltd.	20,913	41,874
Anglo American plc	9,183	206,228
Antofagasta plc	3,369	37,544
ArcelorMittal	5,829	181,376
BHP Billiton Ltd.	27,995	700,778
BHP Billiton plc	18,410	401,014
BlueScope Steel Ltd.	4,776	58,621
Boliden AB*	2,477	69,092
Fortescue Metals Group Ltd.	13,301	37,689
Freeport-McMoRan, Inc.	12,850	178,872
Fresnillo plc	1,925	20,609
Glencore plc*	100,587	434,876
Hitachi Metals Ltd.	1,990	24,643
JFE Holdings, Inc.	4,218	96,782
Kobe Steel Ltd.	2,776	24,677
Maruichi Steel Tube Ltd.	583	19,011
Mitsubishi Materials Corp.	983	29,372
Newcrest Mining Ltd.	6,557	91,998
Newmont Mining Corp.	5,050	152,510
Nippon Steel & Sumitomo Metal Corp.	6,734	142,450
Norsk Hydro ASA	11,490	68,979
Nucor Corp.	2,950	187,178
Randgold Resources Ltd.	868	61,659
Rio Tinto Ltd.	3,605	205,239
Rio Tinto plc	10,475	529,740
South32 Ltd.	44,331	125,615
Sumitomo Metal Mining Co. Ltd.	2,112	74,093
thyssenkrupp AG	3,909	98,668
voestalpine AG	1,076	49,222

		4,350,409

Paper & Forest Products (0.1%)
Mondi plc	3,318	90,991
Oji Holdings Corp.	7,367	53,492
Stora Enso OYJ, Class R	4,950	94,685
UPM-Kymmene OYJ	4,694	184,209

		423,377

Total Materials		15,943,686

Real Estate (1.6%)
Equity Real Estate Investment Trusts (REITs) (1.2%)
Alexandria Real Estate Equities, Inc. (REIT)	953	119,878
American Tower Corp. (REIT)	4,200	610,259
Apartment Investment & Management Co. (REIT), Class A	1,450	63,989
Ascendas REIT (REIT)	21,276	41,087
AvalonBay Communities, Inc. (REIT)	1,300	235,495
Boston Properties, Inc. (REIT)	1,450	178,481
British Land Co. plc (The) (REIT)	8,151	65,529

See Notes to Portfolio of Investments.

11

EQ ADVISORS TRUST

AXA/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
CapitaLand Commercial Trust (REIT)	18,215	$23,717
CapitaLand Mall Trust (REIT)	21,435	34,809
Covivio (REIT)	290	30,219
Crown Castle International Corp. (REIT)	4,000	445,319
Daiwa House REIT Investment Corp. (REIT)	17	38,887
Dexus (REIT)	8,692	66,349
Digital Realty Trust, Inc. (REIT)	2,000	224,960
Duke Realty Corp. (REIT)	3,387	96,089
Equinix, Inc. (REIT)	750	324,668
Equity Residential (REIT)	3,500	231,910
Essex Property Trust, Inc. (REIT)	650	160,362
Extra Space Storage, Inc. (REIT)	1,150	99,636
Federal Realty Investment Trust (REIT)	700	88,529
Gecina SA (REIT)	418	69,789
Goodman Group (REIT)	14,126	105,786
GPT Group (The) (REIT)	15,392	57,967
Hammerson plc (REIT)	6,777	40,341
HCP, Inc. (REIT)	4,450	117,124
Host Hotels & Resorts, Inc. (REIT)	7,000	147,700
Icade (REIT)	296	27,356
Iron Mountain, Inc. (REIT)	2,660	91,823
Japan Prime Realty Investment Corp. (REIT)	8	28,516
Japan Real Estate Investment Corp. (REIT)	12	62,947
Japan Retail Fund Investment Corp. (REIT)	23	41,721
Kimco Realty Corp. (REIT)	4,050	67,797
Klepierre SA (REIT)	1,880	66,640
Land Securities Group plc (REIT)	6,334	72,931
Link REIT (REIT)	18,890	185,924
Macerich Co. (The) (REIT)	1,000	55,290
Mid-America Apartment Communities, Inc. (REIT)	1,082	108,395
Mirvac Group (REIT)	31,703	55,229
Nippon Building Fund, Inc. (REIT)	12	69,389
Nippon Prologis REIT, Inc. (REIT)	17	33,650
Nomura Real Estate Master Fund, Inc. (REIT)	37	50,540
Prologis, Inc. (REIT)	5,050	342,339
Public Storage (REIT)	1,500	302,445
Realty Income Corp. (REIT)	2,650	150,759
Regency Centers Corp. (REIT)	1,369	88,533
SBA Communications Corp. (REIT)*	1,150	184,725
Scentre Group (REIT)	45,487	130,535
Segro plc (REIT)	8,569	71,235
Simon Property Group, Inc. (REIT)	3,000	530,249
SL Green Realty Corp. (REIT)	800	78,024
Stockland (REIT)	20,799	62,393
Suntec REIT (REIT)	17,991	25,400
UDR, Inc. (REIT)	2,550	103,097
Unibail-Rodamco-Westfield (REIT)	1,164	234,100
United Urban Investment Corp. (REIT)	27	42,370
Ventas, Inc. (REIT)	3,400	184,892
Vicinity Centres (REIT)	28,115	53,246
Vornado Realty Trust (REIT)	1,600	116,800
Welltower, Inc. (REIT)	3,550	228,336
Weyerhaeuser Co. (REIT)	7,200	232,344

		7,898,849

Real Estate Management & Development (0.4%)
Aeon Mall Co. Ltd.	807	13,864
Azrieli Group Ltd.	414	21,261
CapitaLand Ltd.	21,942	54,091
CBRE Group, Inc., Class A*	2,800	123,480
City Developments Ltd.	3,506	23,364
CK Asset Holdings Ltd.	22,116	165,976
Daito Trust Construction Co. Ltd.	637	81,938
Daiwa House Industry Co. Ltd.	4,976	147,502
Deutsche Wohnen SE	3,138	150,544
Hang Lung Group Ltd.	6,302	16,744
Hang Lung Properties Ltd.	17,369	33,947
Henderson Land Development Co. Ltd.	11,350	57,052
Hongkong Land Holdings Ltd. (Bermuda Stock Exchange)	6,900	45,540
Hongkong Land Holdings Ltd. (Singapore Stock Exchange)	3,243	21,469
Hulic Co. Ltd.	2,662	26,123
Hysan Development Co. Ltd.	4,708	23,786
Kerry Properties Ltd.	4,971	16,859
LendLease Group	5,091	72,349
Mitsubishi Estate Co. Ltd.	10,305	175,227
Mitsui Fudosan Co. Ltd.	7,824	185,167
New World Development Co. Ltd.	50,476	68,863
Nomura Real Estate Holdings, Inc.	1,126	22,734
Sino Land Co. Ltd.	27,000	46,286
Sumitomo Realty & Development Co. Ltd.	3,185	114,371
Sun Hung Kai Properties Ltd.	13,939	202,985
Swire Pacific Ltd., Class A	4,257	46,630
Swire Properties Ltd.	9,996	37,860
Swiss Prime Site AG (Registered)*	665	56,682
Tokyo Tatemono Co. Ltd.	1,837	22,409
Tokyu Fudosan Holdings Corp.	4,455	31,054
UOL Group Ltd.	4,385	22,101
Vonovia SE	4,253	207,788
Wharf Holdings Ltd. (The)	10,422	28,357
Wharf Real Estate Investment Co. Ltd.	10,415	67,186
Wheelock & Co. Ltd.	6,997	41,964

		2,473,553

Total Real Estate		10,372,402

Utilities (1.7%)
Electric Utilities (1.1%)
Alliant Energy Corp.	2,142	91,185
American Electric Power Co., Inc.	4,700	333,136
AusNet Services	12,928	15,186
Chubu Electric Power Co., Inc.	5,172	78,226
Chugoku Electric Power Co., Inc. (The)(x)	2,461	31,623
CK Infrastructure Holdings Ltd.	5,668	44,890
CLP Holdings Ltd.	14,065	164,665
Duke Energy Corp.	6,650	532,133
Edison International	3,050	206,424
EDP - Energias de Portugal SA	22,310	82,320
Electricite de France SA	4,934	86,645
Endesa SA	2,714	58,642
Enel SpA	70,894	363,158
Entergy Corp.	1,750	141,978
Evergy, Inc.	2,570	141,144
Eversource Energy	2,950	181,248
Exelon Corp.	9,150	399,489
FirstEnergy Corp.	4,200	156,114
Fortum OYJ	4,008	100,469
HK Electric Investments & HK Electric Investments Ltd.(m)(x)	19,376	19,553
Iberdrola SA	51,951	382,294
Kansai Electric Power Co., Inc. (The)	6,015	90,686
Kyushu Electric Power Co., Inc.	3,207	38,697
NextEra Energy, Inc.	4,500	754,200

See Notes to Portfolio of Investments.

12

EQ ADVISORS TRUST

AXA/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Orsted A/S(m)	1,701	$115,547
PG&E Corp.*	4,850	223,149
Pinnacle West Capital Corp.	1,050	83,139
Power Assets Holdings Ltd.	11,892	82,791
PPL Corp.	6,650	194,579
Red Electrica Corp. SA	3,699	77,477
Southern Co. (The)	9,600	418,560
SSE plc	8,959	133,820
Terna Rete Elettrica Nazionale SpA	12,021	64,216
Tohoku Electric Power Co., Inc.	3,867	52,481
Tokyo Electric Power Co. Holdings, Inc.*	12,357	60,687
Xcel Energy, Inc.	4,800	226,608

		6,227,159

Gas Utilities (0.1%)
APA Group	10,284	74,189
Hong Kong & China Gas Co. Ltd.	78,936	156,694
Naturgy Energy Group SA	3,198	87,294
Osaka Gas Co. Ltd.	3,204	62,490
Toho Gas Co. Ltd.	714	27,116
Tokyo Gas Co. Ltd.	3,513	86,341

		494,124

Independent Power and Renewable Electricity Producers (0.0%)
AES Corp.	6,250	87,500
Electric Power Development Co. Ltd.	1,271	35,181
Meridian Energy Ltd.	9,393	20,453
NRG Energy, Inc.	2,800	104,720
Uniper SE	1,720	52,941

		300,795

Multi-Utilities (0.5%)
AGL Energy Ltd.	5,603	78,978
Ameren Corp.	2,250	142,245
CenterPoint Energy, Inc.	4,100	113,365
Centrica plc	47,842	96,591
CMS Energy Corp.	2,600	127,400
Consolidated Edison, Inc.	2,900	220,951
Dominion Energy, Inc.	6,200	435,735
DTE Energy Co.	1,700	185,521
E.ON SE	19,281	196,551
Engie SA	15,921	234,114
Innogy SE(m)	1,307	58,408
National Grid plc	29,376	303,017
NiSource, Inc.	3,200	79,744
Public Service Enterprise Group, Inc.	4,800	253,392
RWE AG	4,650	114,726
SCANA Corp.	1,300	50,557
Sempra Energy	2,550	290,063
Suez	3,145	44,694
Veolia Environnement SA	4,665	93,106
WEC Energy Group, Inc.	2,950	196,942

		3,316,100

Water Utilities (0.0%)
American Water Works Co., Inc.	1,650	145,150
Severn Trent plc	2,019	48,658
United Utilities Group plc	5,826	53,459

		247,267

Total Utilities		10,585,445

Total Common Stocks (56.6%) (Cost $297,867,609)		361,119,982

EXCHANGE TRADED FUNDS (ETF):
Equity (7.9%)
iShares Russell 2000 ETF	148,838	25,086,645
SPDR S&P MidCap 400 ETF Trust	68,197	25,059,670

Total Exchange Traded Funds (7.9%) (Cost $42,093,020)		50,146,315

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
U.S. Government Agency Securities (0.6%)
FHLMC
3.750%, 3/27/19	$1,512,000	1,521,194
2.375%, 1/13/22	1,380,000	1,354,854
2.750%, 6/19/23	701,000	692,211
FNMA
1.875%, 9/24/26	612,000	553,667

Total U.S. Government Agency Securities		4,121,926

U.S. Treasury Obligations (10.2%)
U.S. Treasury Bonds
8.000%, 11/15/21	3,245,000	3,737,480
6.125%, 11/15/27	238,000	296,029
U.S. Treasury Notes
3.125%, 5/15/19#	1,598,600	1,604,701
3.625%, 8/15/19#	1,593,100	1,606,554
1.500%, 11/30/19	1,395,000	1,375,841
3.625%, 2/15/20	703,200	711,471
1.500%, 5/31/20	2,100,000	2,056,097
1.625%, 7/31/20	2,780,000	2,721,359
1.375%, 8/31/20	3,354,000	3,264,372
3.625%, 2/15/21	3,671,000	3,734,410
1.375%, 5/31/21#	3,561,700	3,425,826
1.250%, 10/31/21	3,597,500	3,424,313
1.875%, 11/30/21	3,500,000	3,393,059
1.750%, 4/30/22	1,965,900	1,888,447
1.750%, 5/31/22	603,000	578,644
1.875%, 7/31/22	1,055,000	1,015,116
2.000%, 7/31/22	2,453,000	2,371,208
1.875%, 8/31/22	605,500	582,023
1.875%, 10/31/22	748,000	717,689
1.625%, 11/15/22	2,361,000	2,241,382
2.000%, 11/30/22	898,000	865,251
2.125%, 12/31/22	895,000	865,933
2.000%, 2/15/23	751,000	722,110
1.750%, 5/15/23	2,762,000	2,619,822
1.625%, 5/31/23	157,000	148,024
1.375%, 8/31/23	786,000	729,623
1.375%, 9/30/23	205,000	190,057
2.125%, 11/30/23	859,000	824,875
2.250%, 12/31/23	2,646,000	2,555,044
2.250%, 11/15/24	2,105,000	2,017,544
2.000%, 2/15/25	2,961,000	2,789,031
2.125%, 5/15/25	2,135,000	2,021,812
1.625%, 2/15/26	2,980,000	2,704,653
2.000%, 11/15/26	725,000	670,806
2.250%, 2/15/27	404,000	380,281
2.375%, 5/15/27	1,502,800	1,426,756
2.250%, 8/15/27	1,152,500	1,080,694
2.250%, 11/15/27	769,000	719,736
2.750%, 2/15/28	502,000	489,458
2.875%, 5/15/28	742,000	730,748

Total U.S. Treasury Obligations		65,298,279

Total Long-Term Debt Securities (10.8%) (Cost $71,203,815)		69,420,205

See Notes to Portfolio of Investments.

13

EQ ADVISORS TRUST

AXA/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

	Number of Rights	Value (Note 1)
RIGHTS:
Consumer Discretionary (0.0%)
Multiline Retail (0.0%)
Harvey Norman Holdings Ltd.* (Cost $—)	233	$135

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Company (15.4%)
JPMorgan Prime Money Market Fund, IM Shares	97,905,826	97,935,197

	Principal Amount	Value (Note 1)
Repurchase Agreements (0.3%)
Deutsche Bank Securities, Inc., 2.26%, dated 9/28/18, due 10/1/18, repurchase price $233,127, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 5/15/19-8/15/47; total market value $237,745.(xx)	$233,084	233,084
Natwest Markets Securities, Inc., 2.14%, dated 9/25/18, due 10/2/18, repurchase price $2,000,476, collateralized by various U.S. Government Treasury Securities, ranging from 1.375%-2.125%, maturing 10/31/20-11/15/26; total market value $2,040,728.(xx)	2,000,000	2,000,000

Total Repurchase Agreements		2,233,084

U.S. Treasury Obligations (6.2%)
U.S. Treasury Bills
2.11%, 12/6/18(p)	6,000,000	5,976,544
2.15%, 12/27/18(p)	33,850,000	33,673,106

Total U.S. Treasury Obligations		39,649,650

Total Short-Term Investments (21.9%) (Cost $139,810,570)		139,817,931

Total Investments in Securities (97.2%) (Cost $550,975,014)		620,504,568
Other Assets Less Liabilities (2.8%)		18,009,625

Net Assets (100%)		$638,514,193

*	Non-income producing.

#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $5,319,160.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At September 30, 2018, the market value of these securities amounted to $946,626 or 0.1% of net assets.

(p)	Yield to maturity.

(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.

(x)	All or a portion of security is on loan at September 30, 2018.

(xx)

At September 30, 2018, the Portfolio had loaned securities with a total value of $2,250,098. This was secured by cash collateral of $2,233,084 which was subsequently invested in joint repurchase agreements with a total value of $2,233,084, for which the Portfolio has a proportionate interest as reported in the Portfolio of Investments as Repurchase Agreements, and $123,999 collateralized by various U.S. Government Treasury Securities, ranging from 0.000% - 7.625%, maturing 10/11/18-8/15/48.

Glossary:

ADR — American Depositary Receipt

AUD — Australian Dollar

CHDI — Clearing House Electronic Subregister System (CHESS) Depository Interest

CHF — Swiss Franc

CVA — Dutch Certification

EUR — European Currency Unit

FDR — Finnish Depositary Receipt

FHLMC — Federal Home Loan Mortgage Corp.

FNMA — Federal National Mortgage Association

GBP — British Pound

JPY — Japanese Yen

NOK — Norwegian Krone

NZD — New Zealand Dollar

RNC — Risparmio Non-Convertible Savings Shares

SDR — Swedish Depositary Receipt

USD — United States Dollar

Country Diversification

As a Percentage of Total Net Assets

Australia	1.5%
Austria	0.1
Belgium	0.2
Chile	0.0	#
China	0.0	#
Colombia	0.0	#
Denmark	0.3
Finland	0.2
France	2.1
Germany	1.9
Hong Kong	0.6
Ireland	0.1
Israel	0.1
Italy	0.4
Japan	4.9
Jersey	0.0	#
Luxembourg	0.1
Macau	0.0	#
Mexico	0.0	#
Netherlands	0.9
New Zealand	0.0	#
Norway	0.2
Portugal	0.0	#
Singapore	0.3
South Africa	0.0	#
Spain	0.6
Sweden	0.5
Switzerland	1.8
United Arab Emirates	0.0	#
United Kingdom	2.8
United States	77.6
Cash and Other	2.8

	100.0%

#	Percent shown is less than 0.05%.

See Notes to Portfolio of Investments.

14

EQ ADVISORS TRUST

AXA/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

Futures contracts outstanding as of September 30, 2018 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
EURO STOXX 50 Index	272	12/2018	EUR	10,696,336	177,407
FTSE 100 Index	4	12/2018	GBP	390,316	12,166
MSCI EAFE E-Mini Index	13	12/2018	USD	1,284,075	13,843
SPI 200 Index	96	12/2018	AUD	10,745,599	28,272
TOPIX Index	299	12/2018	JPY	47,828,947	2,263,106
U.S. Treasury 10 Year Note	483	12/2018	USD	57,371,343	(559,647)
U.S. Treasury 2 Year Note	170	12/2018	USD	35,824,844	(87,265)
U.S. Treasury 5 Year Note	19	12/2018	USD	2,137,055	(17,094)

					1,830,788

Short Contracts
S&P 500 E-Mini Index	(262)	12/2018	USD	(38,238,900)	(193,566)

					(193,566)

					1,637,222

Forward foreign currency contracts outstanding as of September 30, 2018 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
AUD	1,300,000	USD	938,548	BNP Paribas	12/14/2018	1,687
NOK	8,947,047	USD	1,079,949	Barclays Bank plc	12/14/2018	22,867
NOK	28,340,000	USD	3,408,577	Credit Suisse	12/14/2018	84,621
NOK	16,393,266	USD	2,018,954	JPMorgan Chase Bank	12/14/2018	1,685
NZD	2,516,134	USD	1,641,613	Barclays Bank plc	12/14/2018	26,929
USD	963,188	AUD	1,300,000	Morgan Stanley	12/14/2018	22,953
USD	7,849,710	CHF	7,562,913	UBS AG	12/14/2018	88,486
USD	3,210,588	GBP	2,438,248	UBS AG	12/14/2018	21,261
USD	3,158,366	JPY	349,969,445	Bank of America	12/14/2018	59,797
USD	12,464,279	JPY	1,396,491,246	Citibank N.A.	12/14/2018	99,985
USD	778,511	JPY	86,303,806	Morgan Stanley	12/14/2018	14,392
USD	1,988,142	NZD	2,991,324	Credit Suisse	12/14/2018	4,484

Total unrealized appreciation						449,147

CHF	1,350,443	USD	1,410,016	UBS AG	12/14/2018	(24,163)
CHF	841,382	USD	877,126	UBS AG	12/14/2018	(13,681)
EUR	15,494,684	USD	18,311,329	Credit Suisse	12/14/2018	(209,016)
EUR	1,153,061	USD	1,355,906	UBS AG	12/14/2018	(8,794)
GBP	2,323,828	USD	3,065,742	Credit Suisse	12/14/2018	(26,081)
GBP	636,000	USD	833,514	JPMorgan Chase Bank	12/14/2018	(1,600)
GBP	2,578,588	USD	3,381,398	Morgan Stanley	12/14/2018	(8,500)
JPY	349,969,445	USD	3,179,197	BNP Paribas	12/14/2018	(80,627)
JPY	590,826,007	USD	5,334,989	Morgan Stanley	12/14/2018	(103,917)
NZD	11,637,608	USD	7,793,124	JPMorgan Chase Bank	12/14/2018	(75,797)
USD	23,903,388	EUR	20,467,396	Citibank N.A.	12/14/2018	(8,504)
USD	822,542	GBP	636,000	Citibank N.A.	12/14/2018	(9,372)
USD	11,440,807	GBP	8,756,850	Morgan Stanley	12/14/2018	(13,507)

Total unrealized depreciation						(583,559)

Net unrealized depreciation						(134,412)

See Notes to Portfolio of Investments.

15

EQ ADVISORS TRUST

AXA/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2018:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$21,898,928	$6,947,156	$—	$28,846,084
Consumer Discretionary	25,910,632	13,912,853	—	39,823,485
Consumer Staples	15,858,952	14,038,969	—	29,897,921
Energy	13,968,450	7,741,009	—	21,709,459
Financials	31,511,895	24,252,378	—	55,764,273
Health Care	35,642,302	13,844,250	—	49,486,552
Industrials	23,239,779	18,143,525	—	41,383,304
Information Technology	49,906,538	7,400,833	—	57,307,371
Materials	5,701,508	10,242,178	—	15,943,686
Real Estate	6,179,267	4,193,135	—	10,372,402
Utilities	6,516,371	4,069,074	—	10,585,445
Exchange Traded Funds	50,146,315	—	—	50,146,315
Forward Currency Contracts	—	449,147	—	449,147
Futures	2,494,794	—	—	2,494,794
Rights
Consumer Discretionary	—	135	—	135
Short-Term Investments
Investment Company	97,935,197	—	—	97,935,197
Repurchase Agreements	—	2,233,084	—	2,233,084
U.S. Treasury Obligations	—	39,649,650	—	39,649,650
U.S. Government Agency Securities	—	4,121,926	—	4,121,926
U.S. Treasury Obligations	—	65,298,279	—	65,298,279

Total Assets	$386,910,928	$236,537,581	$—	$623,448,509

Liabilities:
Forward Currency Contracts	$—	$(583,559)	$—	$(583,559)
Futures	(857,572)	—	—	(857,572)

Total Liabilities	$(857,572)	$(583,559)	$—	$(1,441,131)

Total	$386,053,356	$235,954,022	$—	$622,007,378

There were no transfers between Levels 1, 2 or 3 during the nine months ended September 30, 2018.

As of September 30, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$85,908,967
Aggregate gross unrealized depreciation	(14,861,134)

Net unrealized appreciation	$71,047,833

Federal income tax cost of investments in securities and derivative instruments, if applicable	$550,959,545

See Notes to Portfolio of Investments.

16

EQ ADVISORS TRUST

AXA/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (5.1%)
Diversified Telecommunication Services (1.3%)
AT&T, Inc.	350,763	$11,778,622
Bezeq The Israeli Telecommunication Corp. Ltd.	80,103	92,118
BT Group plc	325,706	956,455
CenturyLink, Inc.	46,992	996,230
Deutsche Telekom AG (Registered)*	128,721	2,075,134
Elisa OYJ	5,494	233,018
HKT Trust & HKT Ltd.	146,210	200,964
Iliad SA(x)	1,025	133,884
Koninklijke KPN NV	129,851	342,535
Nippon Telegraph & Telephone Corp.	26,718	1,206,801
Orange SA	77,049	1,228,702
PCCW Ltd.	163,973	95,514
Proximus SADP	5,875	140,380
Singapore Telecommunications Ltd.	315,316	746,940
Spark New Zealand Ltd.	70,866	190,243
Swisscom AG (Registered)	1,001	454,295
Telecom Italia SpA*	673,151	392,648
Telefonica Deutschland Holding AG	28,720	121,410
Telefonica SA	180,468	1,428,592
Telenor ASA	28,994	566,788
Telia Co. AB	108,698	499,252
Telstra Corp. Ltd.	160,762	370,700
TPG Telecom Ltd.(x)	14,313	88,356
United Internet AG (Registered)	4,751	224,783
Verizon Communications, Inc.	199,425	10,647,301

		35,211,665

Entertainment (0.8%)
Activision Blizzard, Inc.	36,624	3,046,751
DeNA Co. Ltd.	4,077	72,017
Electronic Arts, Inc.*	14,815	1,785,059
Konami Holdings Corp.	3,603	141,114
Nexon Co. Ltd.*	17,008	222,293
Nintendo Co. Ltd.	4,377	1,597,170
Take-Two Interactive Software, Inc.*	5,539	764,327
Toho Co. Ltd./Tokyo	4,380	137,429
Twenty-First Century Fox, Inc., Class A	50,830	2,354,953
Twenty-First Century Fox, Inc., Class B	21,182	970,559
Ubisoft Entertainment SA*	3,022	327,782
Viacom, Inc., Class B	17,000	573,920
Vivendi SA	40,043	1,030,726
Walt Disney Co. (The)	72,657	8,496,509

		21,520,609

Interactive Media & Services (2.0%)
Alphabet, Inc., Class A*	14,504	17,507,488
Alphabet, Inc., Class C*	14,728	17,577,426
Auto Trader Group plc(m)	36,791	214,160
Facebook, Inc., Class A*	115,736	19,033,943
Kakaku.com, Inc.	5,287	103,395
REA Group Ltd.	2,035	126,403
Twitter, Inc.*	31,419	894,185
Yahoo Japan Corp.	115,603	416,138

		55,873,138

Media (0.7%)
Axel Springer SE	1,876	126,223
CBS Corp. (Non-Voting), Class B	16,645	956,255
Charter Communications, Inc., Class A*	8,970	2,923,144
Comcast Corp., Class A	223,904	7,928,441
CyberAgent, Inc.	3,907	208,039
Dentsu, Inc.	8,354	387,481
Discovery, Inc., Class A*	7,455	238,560
Discovery, Inc., Class C*	14,753	436,394
DISH Network Corp., Class A*	10,990	393,002
Eutelsat Communications SA	6,743	159,398
Hakuhodo DY Holdings, Inc.	9,009	158,026
Informa plc	48,374	480,572
Interpublic Group of Cos., Inc. (The)	18,535	423,895
ITV plc	139,915	287,863
JCDecaux SA	2,874	105,111
News Corp., Class A	18,436	243,171
News Corp., Class B	5,820	79,152
Omnicom Group, Inc.	11,130	757,063
Pearson plc	30,149	349,736
ProSiebenSat.1 Media SE	8,999	233,728
Publicis Groupe SA	8,017	479,183
RTL Group SA	1,495	106,663
Schibsted ASA, Class B	3,786	131,181
SES SA (FDR)	14,069	308,728
Singapore Press Holdings Ltd.	61,817	129,779
Sky plc	39,833	897,668
Telenet Group Holding NV*	2,045	112,592
WPP plc	49,045	718,839

		19,759,887

Wireless Telecommunication Services (0.3%)
1&1 Drillisch AG	2,048	99,631
KDDI Corp.	69,943	1,932,328
Millicom International Cellular SA (SDR)	2,554	146,704
NTT DOCOMO, Inc.	52,711	1,417,287
SoftBank Group Corp.	31,881	3,218,403
Tele2 AB, Class B	13,968	168,168
Vodafone Group plc	1,030,175	2,208,791

		9,191,312

Total Communication Services		141,556,611

Consumer Discretionary (7.0%)
Auto Components (0.3%)
Aisin Seiki Co. Ltd.	6,260	304,681
Aptiv plc	12,783	1,072,493
BorgWarner, Inc.	9,560	408,977
Bridgestone Corp.	23,529	889,016
Cie Generale des Etablissements Michelin SCA	6,587	787,345
Continental AG	4,249	739,749
Denso Corp.	16,867	890,557
Faurecia SA	2,933	176,534
Goodyear Tire & Rubber Co. (The)	11,600	271,324
Koito Manufacturing Co. Ltd.	4,037	265,059
Minth Group Ltd.	28,714	118,475
NGK Spark Plug Co. Ltd.(x)	6,157	179,367
NOK Corp.	3,009	51,668
Nokian Renkaat OYJ	4,507	184,667
Pirelli & C SpA(m)*	15,448	129,641
Schaeffler AG (Preference)(q)	6,411	81,953
Stanley Electric Co. Ltd.	5,098	174,316
Sumitomo Electric Industries Ltd.	29,129	456,855
Sumitomo Rubber Industries Ltd.	6,604	99,101
Toyoda Gosei Co. Ltd.	2,511	61,990
Toyota Industries Corp.	5,663	334,935
Valeo SA	9,256	401,926
Yokohama Rubber Co. Ltd. (The)	4,584	98,805

		8,179,434

Automobiles (0.8%)
Bayerische Motoren Werke AG	12,787	1,153,710
Bayerische Motoren Werke AG (Preference)(q)	2,129	167,346
Daimler AG (Registered)	35,120	2,216,179

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

AXA/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Ferrari NV	4,744	$653,251
Fiat Chrysler Automobiles NV*	41,635	732,066
Ford Motor Co.	188,490	1,743,533
General Motors Co.	60,950	2,052,187
Harley-Davidson, Inc.	8,100	366,930
Honda Motor Co. Ltd.	62,962	1,905,706
Isuzu Motors Ltd.	21,298	335,722
Mazda Motor Corp.	21,961	263,640
Mitsubishi Motors Corp.	25,900	182,818
Nissan Motor Co. Ltd.	89,652	839,156
Peugeot SA	22,714	612,624
Porsche Automobil Holding SE (Preference)(q)	5,914	398,254
Renault SA	7,424	642,163
Subaru Corp.	23,765	727,884
Suzuki Motor Corp.	13,275	760,374
Toyota Motor Corp.	88,212	5,508,397
Volkswagen AG	1,254	218,539
Volkswagen AG (Preference)(q)	7,168	1,261,677
Yamaha Motor Co. Ltd.	10,811	303,054

		23,045,210

Distributors (0.0%)
Genuine Parts Co.	7,035	699,279
Jardine Cycle & Carriage Ltd.	3,817	89,321
LKQ Corp.*	14,896	471,756

		1,260,356

Diversified Consumer Services (0.0%)
Benesse Holdings, Inc.	2,771	78,896
H&R Block, Inc.	10,070	259,303

		338,199

Hotels, Restaurants & Leisure (1.0%)
Accor SA	7,264	372,946
Aristocrat Leisure Ltd.	22,195	456,282
Carnival Corp.	19,555	1,247,022
Carnival plc	7,025	436,210
Chipotle Mexican Grill, Inc.*	1,211	550,424
Compass Group plc	61,154	1,359,821
Crown Resorts Ltd.	14,632	144,796
Darden Restaurants, Inc.	5,965	663,248
Domino’s Pizza Enterprises Ltd.(x)	2,369	91,101
Flight Centre Travel Group Ltd.	2,147	82,502
Galaxy Entertainment Group Ltd.	91,627	581,129
Genting Singapore Ltd.	228,382	177,086
GVC Holdings plc	20,631	246,989
Hilton Worldwide Holdings, Inc.	9,730	785,989
InterContinental Hotels Group plc	6,971	434,311
Marriott International, Inc., Class A	14,530	1,918,396
McDonald’s Corp.	38,545	6,448,192
McDonald’s Holdings Co. Japan Ltd.	2,568	112,782
Melco Resorts & Entertainment Ltd. (ADR)	9,517	201,285
Merlin Entertainments plc(m)	27,564	143,851
MGM China Holdings Ltd.(x)	36,695	58,124
MGM Resorts International	24,570	685,749
Norwegian Cruise Line Holdings Ltd.*	9,903	568,729
Oriental Land Co. Ltd.	7,726	807,823
Paddy Power Betfair plc	3,268	278,882
Royal Caribbean Cruises Ltd.	8,266	1,074,084
Sands China Ltd.	93,551	423,638
Shangri-La Asia Ltd.	48,447	72,036
SJM Holdings Ltd.(x)	76,481	70,733
Sodexo SA	3,496	370,752
Starbucks Corp.	67,830	3,855,457
Tabcorp Holdings Ltd.(x)	73,762	259,663
TUI AG	17,014	326,653
Whitbread plc	7,084	435,534
Wynn Macau Ltd.	60,201	138,422
Wynn Resorts Ltd.	3,895	494,899
Yum! Brands, Inc.	16,080	1,461,833

		27,837,373

Household Durables (0.4%)
Barratt Developments plc	39,105	288,997
Berkeley Group Holdings plc	4,952	237,459
Casio Computer Co. Ltd.(x)	7,503	122,629
DR Horton, Inc.	16,435	693,228
Electrolux AB	9,292	204,923
Garmin Ltd.	5,330	373,367
Husqvarna AB, Class B	16,122	137,322
Iida Group Holdings Co. Ltd.	5,686	101,139
Leggett & Platt, Inc.	6,355	278,285
Lennar Corp., Class A	13,125	612,806
Mohawk Industries, Inc.*	3,100	543,585
Newell Brands, Inc.	23,347	473,944
Nikon Corp.	12,386	232,742
Panasonic Corp.	85,264	993,196
Persimmon plc	11,930	367,747
PulteGroup, Inc.	12,685	314,207
Rinnai Corp.	1,296	98,780
SEB SA	872	148,423
Sekisui Chemical Co. Ltd.	14,498	267,451
Sekisui House Ltd.	24,007	366,063
Sharp Corp.(x)	6,736	136,890
Sony Corp.	48,887	2,997,244
Taylor Wimpey plc	126,525	283,320
Techtronic Industries Co. Ltd.	53,152	339,484
Whirlpool Corp.	3,465	411,469

		11,024,700

Internet & Direct Marketing Retail (2.1%)
Amazon.com, Inc.*	20,230	40,520,690
Booking Holdings, Inc.*	2,379	4,719,936
Delivery Hero SE(m)*	3,553	170,866
eBay, Inc.*	45,435	1,500,264
Expedia Group, Inc.	5,927	773,355
Netflix, Inc.*	21,046	7,873,940
Rakuten, Inc.	33,242	254,771
TripAdvisor, Inc.*	5,207	265,921
Zalando SE(m)*	4,300	167,299
ZOZO, Inc.	7,824	236,882

		56,483,924

Leisure Products (0.1%)
Bandai Namco Holdings, Inc.	7,717	299,864
Hasbro, Inc.	5,425	570,276
Mattel, Inc.(x)*	16,610	260,777
Sankyo Co. Ltd.	1,731	67,720
Sega Sammy Holdings, Inc.	6,684	98,536
Shimano, Inc.	2,865	461,698
Yamaha Corp.	5,333	282,562

		2,041,433

Multiline Retail (0.3%)
Dollar General Corp.	12,410	1,356,413
Dollar Tree, Inc.*	11,444	933,258
Don Quijote Holdings Co. Ltd.	4,583	231,933
Harvey Norman Holdings Ltd.(x)	21,504	54,715
Isetan Mitsukoshi Holdings Ltd.(x)	12,980	159,365
J Front Retailing Co. Ltd.	8,882	137,819
Kohl’s Corp.	8,050	600,128
Macy’s, Inc.	14,660	509,142
Marks & Spencer Group plc	62,748	236,197
Marui Group Co. Ltd.(x)	7,671	189,311
Next plc	5,542	396,856
Nordstrom, Inc.	5,630	336,730
Ryohin Keikaku Co. Ltd.	922	274,279
Takashimaya Co. Ltd.	5,492	92,758
Target Corp.	26,200	2,311,103

		7,820,007

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

AXA/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Specialty Retail (1.2%)
ABC-Mart, Inc.	1,275	$70,921
Advance Auto Parts, Inc.	3,566	600,265
AutoZone, Inc.*	1,405	1,089,859
Best Buy Co., Inc.	12,235	970,970
CarMax, Inc.*	8,710	650,376
Dufry AG (Registered)(x)*	1,249	140,821
Fast Retailing Co. Ltd.	2,254	1,149,020
Foot Locker, Inc.	5,766	293,951
Gap, Inc. (The)	10,445	301,338
Hennes & Mauritz AB, Class B(x)	33,847	625,496
Hikari Tsushin, Inc.	830	164,071
Home Depot, Inc. (The)	56,485	11,700,867
Industria de Diseno Textil SA	42,128	1,277,111
Kingfisher plc	83,449	280,620
L Brands, Inc.	11,855	359,207
Lowe’s Cos., Inc.	40,115	4,606,003
Nitori Holdings Co. Ltd.	3,094	443,731
O’Reilly Automotive, Inc.*	4,065	1,411,856
Ross Stores, Inc.	18,480	1,831,368
Shimamura Co. Ltd.	856	81,215
Tiffany & Co.	4,900	631,953
TJX Cos., Inc. (The)	30,520	3,418,850
Tractor Supply Co.	6,004	545,644
Ulta Beauty, Inc.*	2,842	801,785
USS Co. Ltd.	8,469	157,201
Yamada Denki Co. Ltd.(x)	24,262	122,783

		33,727,282

Textiles, Apparel & Luxury Goods (0.8%)
adidas AG	7,272	1,780,662
Asics Corp.	6,179	92,125
Burberry Group plc	16,154	424,261
Cie Financiere Richemont SA (Registered)	20,160	1,643,367
Hanesbrands, Inc.(x)	17,400	320,682
Hermes International	1,224	810,894
HUGO BOSS AG	2,447	188,421
Kering SA	2,927	1,569,038
Li & Fung Ltd.(x)	228,977	51,187
Luxottica Group SpA	6,557	445,513
LVMH Moet Hennessy Louis Vuitton SE	10,769	3,808,520
Michael Kors Holdings Ltd.*	7,263	497,951
Moncler SpA	6,910	297,648
NIKE, Inc., Class B	62,670	5,309,401
Pandora A/S	4,346	271,401
Puma SE	321	158,396
PVH Corp.	3,752	541,789
Ralph Lauren Corp.	2,679	368,496
Swatch Group AG (The)	1,192	474,055
Swatch Group AG (The) (Registered)	2,156	168,060
Tapestry, Inc.	13,750	691,213
Under Armour, Inc., Class A(x)*	8,892	188,688
Under Armour, Inc., Class C*	8,850	172,221
VF Corp.	15,920	1,487,724
Yue Yuen Industrial Holdings Ltd.	28,650	79,600

		21,841,313

Total Consumer Discretionary		193,599,231

Consumer Staples (5.2%)
Beverages (1.1%)
Anheuser-Busch InBev SA/NV	29,427	2,569,983
Asahi Group Holdings Ltd.	14,008	607,194
Brown-Forman Corp., Class B	12,580	635,919
Carlsberg A/S, Class B	4,132	495,616
Coca-Cola Amatil Ltd.	19,573	138,088
Coca-Cola Bottlers Japan Holdings, Inc.	5,178	138,542
Coca-Cola Co. (The)	185,430	8,565,012
Coca-Cola European Partners plc	8,419	382,812
Coca-Cola HBC AG*	7,803	265,753
Constellation Brands, Inc., Class A	8,350	1,800,427
Davide Campari-Milano SpA	22,431	191,029
Diageo plc	95,012	3,367,173
Heineken Holding NV	4,450	403,000
Heineken NV	10,011	938,695
Kirin Holdings Co. Ltd.	31,769	813,937
Molson Coors Brewing Co., Class B	8,905	547,658
Monster Beverage Corp.*	19,940	1,162,103
PepsiCo, Inc.	68,700	7,680,660
Pernod Ricard SA	8,201	1,345,426
Remy Cointreau SA	873	113,726
Suntory Beverage & Food Ltd.	5,371	227,376
Treasury Wine Estates Ltd.	27,755	350,897

		32,741,026

Food & Staples Retailing (1.0%)
Aeon Co. Ltd.	23,572	567,931
Carrefour SA	22,439	429,871
Casino Guichard Perrachon SA(x)	2,144	90,162
Colruyt SA(x)	2,321	131,371
Costco Wholesale Corp.	21,225	4,985,328
Dairy Farm International Holdings Ltd.	13,060	117,540
FamilyMart UNY Holdings Co. Ltd.	2,937	305,797
ICA Gruppen AB	3,108	98,618
J Sainsbury plc	67,671	283,835
Jeronimo Martins SGPS SA	9,722	143,185
Koninklijke Ahold Delhaize NV	48,152	1,104,161
Kroger Co. (The)	42,560	1,238,922
Lawson, Inc.	1,937	117,973
METRO AG	6,954	108,998
Seven & i Holdings Co. Ltd.	29,100	1,295,951
Sundrug Co. Ltd.	2,854	101,857
Sysco Corp.	23,200	1,699,400
Tesco plc	375,734	1,174,377
Tsuruha Holdings, Inc.	1,421	174,967
Walgreens Boots Alliance, Inc.	41,155	3,000,200
Walmart, Inc.	70,101	6,583,185
Wesfarmers Ltd.(x)	43,789	1,577,896
Wm Morrison Supermarkets plc	86,433	292,232
Woolworths Group Ltd.	50,390	1,022,797

		26,646,554

Food Products (1.1%)
a2 Milk Co. Ltd.*	28,252	210,864
Ajinomoto Co., Inc.	17,669	303,321
Archer-Daniels-Midland Co.	26,975	1,356,033
Associated British Foods plc	13,759	410,677
Barry Callebaut AG (Registered)	85	161,096
Calbee, Inc.	3,102	102,108
Campbell Soup Co.(x)	9,290	340,293
Chocoladefabriken Lindt & Spruengli AG	41	287,426
Chocoladefabriken Lindt & Spruengli AG (Registered)	4	328,103
Conagra Brands, Inc.	19,315	656,131
Danone SA	23,313	1,805,406
General Mills, Inc.	27,485	1,179,656
Golden Agri-Resources Ltd.	247,893	45,334
Hershey Co. (The)	6,775	691,050
Hormel Foods Corp.	13,040	513,776
JM Smucker Co. (The)	5,460	560,251
Kellogg Co.	11,930	835,339
Kerry Group plc (London Stock Exchange), Class A	1,182	130,443
Kerry Group plc (Turquoise Stock Exchange), Class A	4,942	546,536
Kikkoman Corp.(x)	5,688	338,416

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

AXA/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Kraft Heinz Co. (The)	28,785	$1,586,341
Marine Harvest ASA	16,091	372,779
McCormick & Co., Inc. (Non-Voting)	5,850	770,738
Meiji Holdings Co. Ltd.	4,718	316,831
Mondelez International, Inc., Class A	71,805	3,084,743
Nestle SA (Registered)	120,192	10,020,490
NH Foods Ltd.	3,527	130,221
Nisshin Seifun Group, Inc.	7,641	167,454
Nissin Foods Holdings Co. Ltd.	2,269	155,966
Orkla ASA	31,481	265,966
Toyo Suisan Kaisha Ltd.	3,426	132,825
Tyson Foods, Inc., Class A	14,380	856,041
WH Group Ltd.(m)	340,033	239,333
Wilmar International Ltd.	74,190	174,750
Yakult Honsha Co. Ltd.	4,294	351,850
Yamazaki Baking Co. Ltd.	4,680	93,666

		29,522,253

Household Products (0.8%)
Church & Dwight Co., Inc.	11,780	699,379
Clorox Co. (The)	6,245	939,310
Colgate-Palmolive Co.	42,210	2,825,960
Essity AB, Class B	23,418	588,651
Henkel AG & Co. KGaA	4,014	426,199
Henkel AG & Co. KGaA (Preference)(q)	6,881	807,307
Kimberly-Clark Corp.	16,920	1,922,789
Lion Corp.	8,664	192,466
Procter & Gamble Co. (The)	121,730	10,131,587
Reckitt Benckiser Group plc	25,822	2,361,333
Unicharm Corp.	15,585	515,476

		21,410,457

Personal Products (0.5%)
Beiersdorf AG	3,893	439,250
Coty, Inc., Class A	22,776	286,067
Estee Lauder Cos., Inc. (The), Class A	10,840	1,575,269
Kao Corp.	19,117	1,543,561
Kobayashi Pharmaceutical Co. Ltd.	1,902	139,946
Kose Corp.	1,171	223,131
L’Oreal SA	9,731	2,346,631
Pola Orbis Holdings, Inc.	3,540	129,299
Shiseido Co. Ltd.	14,676	1,136,544
Unilever NV (CVA)	59,601	3,319,167
Unilever plc	47,571	2,614,090

		13,752,955

Tobacco (0.7%)
Altria Group, Inc.	91,795	5,536,156
British American Tobacco plc	88,581	4,138,537
Imperial Brands plc	36,834	1,282,332
Japan Tobacco, Inc.	42,482	1,108,974
Philip Morris International, Inc.	75,055	6,119,985
Swedish Match AB	7,022	359,499

		18,545,483

Total Consumer Staples		142,618,728

Energy (3.8%)
Energy Equipment & Services (0.3%)
Baker Hughes a GE Co.	20,405	690,301
Halliburton Co.	42,115	1,706,921
Helmerich & Payne, Inc.	5,230	359,667
John Wood Group plc	26,173	263,223
National Oilwell Varco, Inc.	18,360	790,949
Schlumberger Ltd.	66,843	4,072,075
TechnipFMC plc	21,126	660,188
Tenaris SA	18,237	305,542

		8,848,866

Oil, Gas & Consumable Fuels (3.5%)
Aker BP ASA	4,173	177,098
Anadarko Petroleum Corp.	26,405	1,779,961
Andeavor	6,855	1,052,243
Apache Corp.	18,385	876,413
BP plc	769,255	5,908,598
Cabot Oil & Gas Corp.	22,240	500,845
Caltex Australia Ltd.	10,073	217,710
Chevron Corp.	92,280	11,283,997
Cimarex Energy Co.	4,641	431,335
Concho Resources, Inc.*	7,203	1,100,258
ConocoPhillips	56,670	4,386,258
Devon Energy Corp.	25,410	1,014,875
Enagas SA	8,759	236,444
Eni SpA	98,247	1,857,282
EOG Resources, Inc.	27,910	3,560,479
EQT Corp.	11,785	521,251
Equinor ASA	44,920	1,266,674
Exxon Mobil Corp.	204,714	17,404,783
Galp Energia SGPS SA	19,359	384,128
Hess Corp.	12,870	921,235
HollyFrontier Corp.	8,627	603,027
Idemitsu Kosan Co. Ltd.	5,222	276,221
Inpex Corp.	39,533	493,032
JXTG Holdings, Inc.	125,730	949,780
Kinder Morgan, Inc.	91,623	1,624,476
Koninklijke Vopak NV	2,716	133,831
Lundin Petroleum AB	7,231	276,795
Marathon Oil Corp.	41,020	954,946
Marathon Petroleum Corp.	22,860	1,828,114
Neste OYJ	4,952	409,366
Newfield Exploration Co.*	9,555	275,471
Noble Energy, Inc.	23,700	739,203
Occidental Petroleum Corp.	36,905	3,032,484
Oil Search Ltd.	52,959	345,681
OMV AG	5,688	319,570
ONEOK, Inc.	19,747	1,338,649
Origin Energy Ltd.(x)*	67,914	405,497
Phillips 66	20,260	2,283,707
Pioneer Natural Resources Co.	8,280	1,442,293
Repsol SA	52,596	1,048,208
Royal Dutch Shell plc, Class A	177,541	6,101,044
Royal Dutch Shell plc, Class B	144,651	5,069,790
Santos Ltd.	68,381	358,856
Showa Shell Sekiyu KK	7,277	154,161
Snam SpA	87,877	366,184
TOTAL SA	93,046	6,032,454
Valero Energy Corp.	20,885	2,375,669
Williams Cos., Inc. (The)	58,107	1,579,929
Woodside Petroleum Ltd.(x)	34,773	969,734

		96,670,039

Total Energy		105,518,905

Financials (9.8%)
Banks (4.9%)
ABN AMRO Group NV (CVA)(m)	16,847	458,687
AIB Group plc	33,841	174,845
Aozora Bank Ltd.	4,913	175,557
Australia & New Zealand Banking Group Ltd.(x)	113,539	2,312,779
Banco Bilbao Vizcaya Argentaria SA	259,441	1,653,720
Banco de Sabadell SA	225,131	349,999
Banco Espirito Santo SA (Registered)(r)*	26,714	—
Banco Santander SA	625,618	3,149,193
Bank Hapoalim BM	43,142	315,968
Bank Leumi Le-Israel BM	58,061	382,934
Bank of America Corp.	462,244	13,617,708
Bank of East Asia Ltd. (The)	51,374	191,627

See Notes to Portfolio of Investments.

4

EQ ADVISORS TRUST

AXA/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Bank of Ireland Group plc (Aquis Stock Exchange)	24,455	$189,387
Bank of Ireland Group plc (Turquoise Stock Exchange)	14,495	110,987
Bank of Kyoto Ltd. (The)	2,310	120,562
Bank of Queensland Ltd.	16,938	134,925
Bankia SA	51,128	200,466
Bankinter SA	27,422	252,541
Barclays plc	664,029	1,486,748
BB&T Corp.	37,515	1,820,978
Bendigo & Adelaide Bank Ltd.(x)	20,395	158,482
BNP Paribas SA	43,624	2,669,743
BOC Hong Kong Holdings Ltd.	145,634	692,047
CaixaBank SA	141,710	647,929
Chiba Bank Ltd. (The)	25,147	171,749
Citigroup, Inc.	124,130	8,905,086
Citizens Financial Group, Inc.	23,508	906,704
Comerica, Inc.	8,370	754,974
Commerzbank AG*	39,959	416,390
Commonwealth Bank of Australia(x)	67,951	3,507,543
Concordia Financial Group Ltd.	44,680	219,035
Credit Agricole SA	44,929	646,113
Danske Bank A/S	29,344	770,732
DBS Group Holdings Ltd.	69,954	1,335,064
DNB ASA	38,482	809,712
Erste Group Bank AG*	11,944	496,182
Fifth Third Bancorp	33,475	934,622
Fukuoka Financial Group, Inc.	6,155	169,287
Hang Seng Bank Ltd.	30,084	817,012
HSBC Holdings plc	774,227	6,759,136
Huntington Bancshares, Inc.	53,205	793,819
ING Groep NV	150,976	1,960,451
Intesa Sanpaolo SpA	567,013	1,448,985
Japan Post Bank Co. Ltd.(x)	16,733	197,786
JPMorgan Chase & Co.	165,780	18,706,615
KBC Group NV	9,872	734,707
KeyCorp	51,200	1,018,368
Lloyds Banking Group plc	2,799,994	2,163,066
M&T Bank Corp.	7,290	1,199,497
Mebuki Financial Group, Inc.	35,619	123,202
Mediobanca Banca di Credito Finanziario SpA	25,300	252,739
Mitsubishi UFJ Financial Group, Inc.	458,521	2,861,620
Mizrahi Tefahot Bank Ltd.	6,102	106,895
Mizuho Financial Group, Inc.	939,276	1,638,484
National Australia Bank Ltd.	105,689	2,124,609
Nordea Bank AB	118,699	1,293,650
Oversea-Chinese Banking Corp. Ltd.	122,919	1,028,633
People’s United Financial, Inc.	16,760	286,931
PNC Financial Services Group, Inc. (The)	22,800	3,105,132
Raiffeisen Bank International AG	6,136	176,680
Regions Financial Corp.	54,160	993,836
Resona Holdings, Inc.	83,159	467,175
Royal Bank of Scotland Group plc	142,272	463,593
Seven Bank Ltd.(x)	27,257	86,123
Shinsei Bank Ltd.	7,235	118,249
Shizuoka Bank Ltd. (The)	18,850	169,222
Skandinaviska Enskilda Banken AB, Class A	64,338	718,422
Societe Generale SA	29,951	1,285,617
Standard Chartered plc	109,573	908,890
Sumitomo Mitsui Financial Group, Inc.	52,223	2,107,857
Sumitomo Mitsui Trust Holdings, Inc.	13,139	540,732
SunTrust Banks, Inc.	22,570	1,507,450
SVB Financial Group*	2,560	795,725
Svenska Handelsbanken AB, Class A	60,190	760,214
Swedbank AB, Class A	35,619	882,920
UniCredit SpA	78,306	1,178,650
United Overseas Bank Ltd.	52,289	1,035,797
US Bancorp	75,745	4,000,093
Wells Fargo & Co.	212,080	11,146,925
Westpac Banking Corp.	132,114	2,667,276
Yamaguchi Financial Group, Inc.(x)	8,781	95,678
Zions Bancorp	9,420	472,413

		132,511,879

Capital Markets (1.7%)
3i Group plc	38,636	473,971
Affiliated Managers Group, Inc.	2,676	365,863
Ameriprise Financial, Inc.	7,130	1,052,816
Amundi SA(m)	2,517	188,609
ASX Ltd.	7,773	357,687
Bank of New York Mellon Corp. (The)	48,760	2,486,272
BlackRock, Inc.	5,975	2,816,197
Cboe Global Markets, Inc.	5,488	526,628
Charles Schwab Corp. (The)	57,810	2,841,361
CME Group, Inc.	16,480	2,805,061
Credit Suisse Group AG (Registered)*	99,582	1,496,673
Daiwa Securities Group, Inc.	64,667	393,398
Deutsche Bank AG (Registered)	77,061	879,328
Deutsche Boerse AG	7,555	1,012,258
E*TRADE Financial Corp.*	12,775	669,282
Franklin Resources, Inc.	15,635	475,460
Goldman Sachs Group, Inc. (The)	17,070	3,827,776
Hargreaves Lansdown plc	11,518	335,531
Hong Kong Exchanges & Clearing Ltd.	45,906	1,313,552
Intercontinental Exchange, Inc.	28,100	2,104,409
Invesco Ltd.	19,590	448,219
Investec plc	27,700	194,818
Japan Exchange Group, Inc.	20,396	355,431
Jefferies Financial Services, Inc.	15,095	331,486
Julius Baer Group Ltd.*	8,873	444,012
London Stock Exchange Group plc	12,279	733,964
Macquarie Group Ltd.	12,647	1,152,243
Moody’s Corp.	8,065	1,348,468
Morgan Stanley	66,640	3,103,424
MSCI, Inc.	4,358	773,153
Nasdaq, Inc.	5,645	484,341
Natixis SA	38,194	259,153
Nomura Holdings, Inc.	136,274	650,906
Northern Trust Corp.	10,250	1,046,833
Partners Group Holding AG	689	546,552
Raymond James Financial, Inc.	6,234	573,840
S&P Global, Inc.	12,310	2,405,251
SBI Holdings, Inc.	9,180	285,209
Schroders plc	5,112	206,219
Singapore Exchange Ltd.	33,546	180,852
St James’s Place plc	21,282	317,334
State Street Corp.	17,775	1,489,190
T. Rowe Price Group, Inc.	11,845	1,293,237
UBS Group AG (Registered)*	149,708	2,364,453

		47,410,720

Consumer Finance (0.3%)
Acom Co. Ltd.(x)	18,678	75,291
AEON Financial Service Co. Ltd.	4,945	102,408
American Express Co.	34,835	3,709,579
Capital One Financial Corp.	23,522	2,232,943
Credit Saison Co. Ltd.	6,916	112,791
Discover Financial Services	17,090	1,306,531
Synchrony Financial	34,518	1,072,819

		8,612,362

See Notes to Portfolio of Investments.

5

EQ ADVISORS TRUST

AXA/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Diversified Financial Services (0.9%)
AMP Ltd.	117,372	$270,647
Berkshire Hathaway, Inc., Class B*	96,256	20,609,373
Challenger Ltd.	22,646	183,340
Eurazeo SA	1,929	151,961
EXOR NV	4,373	293,568
Groupe Bruxelles Lambert SA	3,243	340,005
Industrivarden AB, Class C	7,086	157,468
Investor AB, Class B	17,912	827,740
Kinnevik AB, Class B	9,435	285,681
L E Lundbergforetagen AB, Class B	3,349	112,897
Mitsubishi UFJ Lease & Finance Co. Ltd.	17,857	105,143
ORIX Corp.	51,969	842,518
Pargesa Holding SA	1,643	132,006
Standard Life Aberdeen plc	106,382	424,156
Tokyo Century Corp.	1,879	116,755
Wendel SA	1,174	174,746

		25,028,004

Insurance (2.0%)
Admiral Group plc	8,295	224,883
Aegon NV	70,931	460,197
Aflac, Inc.	37,640	1,771,715
Ageas	7,541	405,466
AIA Group Ltd.	467,814	4,177,150
Allianz SE (Registered)	17,067	3,804,602
Allstate Corp. (The)	17,090	1,686,783
American International Group, Inc.	43,354	2,308,167
Aon plc	11,855	1,823,062
Arthur J Gallagher & Co.	8,761	652,169
Assicurazioni Generali SpA	46,027	795,182
Assurant, Inc.	2,565	276,892
Aviva plc	156,954	1,001,389
Baloise Holding AG (Registered)	1,976	301,413
Brighthouse Financial, Inc.*	4,556	201,557
Chubb Ltd.	22,381	2,990,997
Cincinnati Financial Corp.	7,165	550,344
CNP Assurances	7,203	173,617
Dai-ichi Life Holdings, Inc.	42,369	882,097
Direct Line Insurance Group plc	55,976	236,315
Everest Re Group Ltd.	1,950	445,517
Gjensidige Forsikring ASA	8,573	144,520
Hannover Rueck SE	2,435	344,065
Hartford Financial Services Group, Inc. (The)	17,215	860,061
Insurance Australia Group Ltd.	93,643	495,490
Japan Post Holdings Co. Ltd.	62,015	737,936
Legal & General Group plc	233,857	799,210
Lincoln National Corp.	10,475	708,739
Loews Corp.	13,025	654,246
Mapfre SA	45,981	144,250
Marsh & McLennan Cos., Inc.	24,490	2,025,813
Medibank Pvt Ltd.	112,531	236,708
MetLife, Inc.	50,020	2,336,934
MS&AD Insurance Group Holdings, Inc.	18,759	626,401
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	6,052	1,340,338
NN Group NV	12,152	542,212
Poste Italiane SpA(m)	21,730	173,630
Principal Financial Group, Inc.	12,975	760,205
Progressive Corp. (The)	28,100	1,996,224
Prudential Financial, Inc.	20,380	2,064,902
Prudential plc	100,471	2,304,134
QBE Insurance Group Ltd.	54,412	437,369
RSA Insurance Group plc	41,038	307,561
Sampo OYJ, Class A	17,395	900,762
SCOR SE	6,712	311,719
Sompo Holdings, Inc.	13,146	559,879
Sony Financial Holdings, Inc.	7,450	164,186
Suncorp Group Ltd.	51,383	537,076
Swiss Life Holding AG (Registered)*	1,361	515,888
Swiss Re AG	12,300	1,135,500
T&D Holdings, Inc.	22,351	368,845
Tokio Marine Holdings, Inc.	26,280	1,303,823
Torchmark Corp.	5,143	445,847
Travelers Cos., Inc. (The)	13,095	1,698,552
Tryg A/S	5,251	130,725
Unum Group	10,690	417,658
Willis Towers Watson plc	6,434	906,808
Zurich Insurance Group AG	5,890	1,861,706

		56,469,436

Total Financials		270,032,401

Health Care (8.7%)
Biotechnology (1.3%)
AbbVie, Inc.	74,057	7,004,311
Alexion Pharmaceuticals, Inc.*	10,700	1,487,407
Amgen, Inc.	32,264	6,688,005
Biogen, Inc.*	10,210	3,607,295
Celgene Corp.*	36,360	3,253,856
CSL Ltd.	17,467	2,539,219
Genmab A/S*	2,366	372,053
Gilead Sciences, Inc.	63,298	4,887,239
Grifols SA	11,520	324,485
Incyte Corp.*	8,430	582,344
Regeneron Pharmaceuticals, Inc.*	3,800	1,535,352
Shire plc	35,146	2,117,993
Vertex Pharmaceuticals, Inc.*	12,273	2,365,498

		36,765,057

Health Care Equipment & Supplies (1.7%)
Abbott Laboratories	84,022	6,163,853
ABIOMED, Inc.*	2,042	918,390
Align Technology, Inc.*	3,486	1,363,793
Baxter International, Inc.	23,930	1,844,764
Becton Dickinson and Co.	12,916	3,371,075
BioMerieux	1,600	133,381
Boston Scientific Corp.*	66,415	2,556,978
Cochlear Ltd.	2,223	322,408
Coloplast A/S, Class B	4,589	469,267
ConvaTec Group plc(m)	52,767	159,837
Cooper Cos., Inc. (The)	2,359	653,797
CYBERDYNE, Inc.(x)*	4,244	33,505
Danaher Corp.	29,640	3,220,681
Dentsply Sirona, Inc.	11,009	415,480
Edwards Lifesciences Corp.*	10,198	1,775,472
Essilor International Cie Generale d’Optique SA	8,040	1,189,726
Fisher & Paykel Healthcare Corp. Ltd.	22,061	220,078
Hologic, Inc.*	13,350	547,083
Hoya Corp.	14,732	875,207
IDEXX Laboratories, Inc.*	4,201	1,048,822
Intuitive Surgical, Inc.*	5,481	3,146,094
Koninklijke Philips NV	36,338	1,655,334
Medtronic plc	65,483	6,441,562
Olympus Corp.	11,250	439,128
ResMed, Inc.	6,847	789,733
Sartorius AG (Preference)(q)	1,374	223,021
Siemens Healthineers AG(m)*	5,793	254,746
Smith & Nephew plc	33,791	616,384
Sonova Holding AG (Registered)	2,145	426,858
Straumann Holding AG (Registered)	399	300,043
Stryker Corp.	15,535	2,760,259
Sysmex Corp.	6,454	555,537

See Notes to Portfolio of Investments.

6

EQ ADVISORS TRUST

AXA/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Terumo Corp.(x)	11,734	$695,035
Varian Medical Systems, Inc.*	4,370	489,134
William Demant Holding A/S*	4,001	150,375
Zimmer Biomet Holdings, Inc.	9,770	1,284,462

		47,511,302

Health Care Providers & Services (1.6%)
Aetna, Inc.	15,767	3,198,336
Alfresa Holdings Corp.	7,262	194,301
AmerisourceBergen Corp.	7,835	722,544
Anthem, Inc.	12,335	3,380,407
Cardinal Health, Inc.	15,170	819,180
Centene Corp.*	8,370	1,211,809
Cigna Corp.	11,785	2,454,226
CVS Health Corp.	49,010	3,858,068
DaVita, Inc.*	6,960	498,545
Envision Healthcare Corp.*	5,762	263,496
Express Scripts Holding Co.*	27,239	2,587,977
Fresenius Medical Care AG & Co. KGaA	8,330	856,706
Fresenius SE & Co. KGaA	16,068	1,179,790
HCA Healthcare, Inc.	13,468	1,873,668
Healthscope Ltd.	67,128	101,899
Henry Schein, Inc.*	7,392	628,542
Humana, Inc.	6,670	2,257,928
Laboratory Corp. of America Holdings*	4,965	862,321
McKesson Corp.	9,945	1,319,204
Mediclinic International plc	14,237	79,607
Medipal Holdings Corp.	6,611	137,957
NMC Health plc	4,016	177,657
Quest Diagnostics, Inc.	6,535	705,192
Ramsay Health Care Ltd.	5,464	216,954
Ryman Healthcare Ltd.	15,448	143,356
Sonic Healthcare Ltd.(x)	15,511	279,294
Suzuken Co. Ltd.	2,794	132,544
UnitedHealth Group, Inc.	46,785	12,446,682
Universal Health Services, Inc., Class B	4,250	543,320
WellCare Health Plans, Inc.*	2,421	775,906

		43,907,416

Health Care Technology (0.0%)
Cerner Corp.*	15,200	979,032
M3, Inc.	16,262	368,979

		1,348,011

Life Sciences Tools & Services (0.5%)
Agilent Technologies, Inc.	15,580	1,099,013
Eurofins Scientific SE	442	250,947
Illumina, Inc.*	7,125	2,615,303
IQVIA Holdings, Inc.*	7,046	914,148
Lonza Group AG (Registered)*	2,876	981,720
Mettler-Toledo International, Inc.*	1,234	751,481
PerkinElmer, Inc.	5,320	517,476
QIAGEN NV*	8,815	333,650
Thermo Fisher Scientific, Inc.	19,415	4,738,814
Waters Corp.*	3,815	742,704

		12,945,256

Pharmaceuticals (3.6%)
Allergan plc	15,937	3,035,680
Astellas Pharma, Inc.	75,903	1,324,060
AstraZeneca plc	48,909	3,801,293
Bayer AG (Registered)	34,713	3,083,623
Bristol-Myers Squibb Co.	78,805	4,892,214
Chugai Pharmaceutical Co. Ltd.	8,647	555,563
Daiichi Sankyo Co. Ltd.	21,906	949,543
Eisai Co. Ltd.	9,736	947,722
Eli Lilly & Co.	46,570	4,997,427
GlaxoSmithKline plc	191,485	3,835,569
H Lundbeck A/S	2,691	166,205
Hisamitsu Pharmaceutical Co., Inc.	2,206	169,110
Ipsen SA	1,456	244,783
Johnson & Johnson	129,640	17,912,359
Kyowa Hakko Kirin Co. Ltd.	10,019	187,735
Merck & Co., Inc.	130,260	9,240,644
Merck KGaA	4,992	515,841
Mitsubishi Tanabe Pharma Corp.	9,757	163,161
Mylan NV*	24,815	908,229
Nektar Therapeutics*	7,791	474,939
Novartis AG (Registered)	84,742	7,287,777
Novo Nordisk A/S, Class B	68,215	3,211,667
Ono Pharmaceutical Co. Ltd.	14,689	415,641
Orion OYJ, Class B	4,022	152,327
Otsuka Holdings Co. Ltd.	15,081	760,156
Perrigo Co. plc	6,280	444,624
Pfizer, Inc.	287,574	12,673,386
Recordati SpA	4,039	136,745
Roche Holding AG	27,133	6,573,131
Sanofi	43,588	3,874,537
Santen Pharmaceutical Co. Ltd.	14,133	224,023
Shionogi & Co. Ltd.	10,805	706,005
Sumitomo Dainippon Pharma Co. Ltd.(x)	6,147	141,151
Taisho Pharmaceutical Holdings Co. Ltd.	1,393	170,294
Takeda Pharmaceutical Co. Ltd.(x)	27,496	1,176,360
Teva Pharmaceutical Industries Ltd. (ADR)	37,309	803,636
UCB SA	4,883	438,812
Vifor Pharma AG	1,758	304,793
Zoetis, Inc.	23,488	2,150,561

		99,051,326

Total Health Care		241,528,368

Industrials (7.2%)
Aerospace & Defense (1.5%)
Airbus SE	22,435	2,817,890
Arconic, Inc.	20,436	449,796
BAE Systems plc	123,075	1,010,300
Boeing Co. (The)	26,785	9,961,341
Dassault Aviation SA	97	179,519
Elbit Systems Ltd.	909	115,256
General Dynamics Corp.	13,375	2,738,130
Harris Corp.	5,790	979,726
Huntington Ingalls Industries, Inc.	2,188	560,303
L3 Technologies, Inc.	3,780	803,704
Leonardo SpA	15,630	188,368
Lockheed Martin Corp.	12,040	4,165,358
Meggitt plc	29,986	221,370
MTU Aero Engines AG	2,009	452,748
Northrop Grumman Corp.	8,460	2,684,950
Raytheon Co.	13,970	2,887,040
Rockwell Collins, Inc.	7,895	1,109,011
Rolls-Royce Holdings plc*	62,564	805,184
Safran SA	12,885	1,805,688
Singapore Technologies Engineering Ltd.	60,296	157,020
Textron, Inc.	12,595	900,165
Thales SA	4,107	583,418
TransDigm Group, Inc.*	2,364	880,117
United Technologies Corp.	35,975	5,029,665

		41,486,067

Air Freight & Logistics (0.4%)
Bollore SA	33,808	146,020
CH Robinson Worldwide, Inc.	6,760	661,939
Deutsche Post AG (Registered)	37,963	1,353,603
Expeditors International of Washington, Inc.	8,495	624,637
FedEx Corp.	11,945	2,876,237

See Notes to Portfolio of Investments.

7

EQ ADVISORS TRUST

AXA/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Royal Mail plc	34,758	$216,143
SG Holdings Co. Ltd.	3,710	97,207
United Parcel Service, Inc., Class B	33,255	3,882,522
Yamato Holdings Co. Ltd.	11,915	365,776

		10,224,084

Airlines (0.2%)
Alaska Air Group, Inc.	5,872	404,346
American Airlines Group, Inc.	20,345	840,859
ANA Holdings, Inc.	4,482	156,606
Delta Air Lines, Inc.	31,388	1,815,169
Deutsche Lufthansa AG (Registered)	9,100	223,567
easyJet plc	6,137	105,106
International Consolidated Airlines Group SA	23,729	203,929
Japan Airlines Co. Ltd.	4,508	162,037
Ryanair Holdings plc (ADR)*	204	19,592
Singapore Airlines Ltd.	20,853	148,574
Southwest Airlines Co.	26,125	1,631,506
United Continental Holdings, Inc.*	11,673	1,039,597

		6,750,888

Building Products (0.3%)
AGC, Inc.	7,267	301,566
Allegion plc	4,588	415,535
AO Smith Corp.	7,007	373,964
Assa Abloy AB, Class B	38,709	778,109
Cie de Saint-Gobain	19,241	829,810
Daikin Industries Ltd.	9,623	1,281,006
Fortune Brands Home & Security, Inc.	7,254	379,819
Geberit AG (Registered)	1,431	663,737
Johnson Controls International plc	44,730	1,565,549
LIXIL Group Corp.	10,277	197,906
Masco Corp.	15,120	553,392
TOTO Ltd.	5,468	226,911

		7,567,304

Commercial Services & Supplies (0.3%)
Babcock International Group plc	9,764	92,012
Brambles Ltd.	61,451	484,176
Cintas Corp.	4,220	834,758
Copart, Inc.*	9,896	509,941
Dai Nippon Printing Co. Ltd.	9,392	218,392
Edenred	9,092	346,562
G4S plc	59,923	189,011
ISS A/S	6,454	227,094
Park24 Co. Ltd.	3,968	119,962
Republic Services, Inc.	10,860	789,088
Secom Co. Ltd.	8,109	661,024
Securitas AB, Class B	12,093	210,567
Societe BIC SA	991	90,725
Sohgo Security Services Co. Ltd.	2,759	121,292
Stericycle, Inc.*	4,065	238,534
Toppan Printing Co. Ltd.	9,454	151,853
Waste Management, Inc.	19,210	1,735,816

		7,020,807

Construction & Engineering (0.2%)
ACS Actividades de Construccion y Servicios SA	9,456	402,706
Bouygues SA	8,458	365,605
CIMIC Group Ltd.	3,757	139,481
Eiffage SA	3,028	338,066
Ferrovial SA	18,889	391,908
Fluor Corp.	6,750	392,175
HOCHTIEF AG	745	123,519
Jacobs Engineering Group, Inc.	5,790	442,935
JGC Corp.	8,004	183,581
Kajima Corp.	17,355	252,176
Obayashi Corp.	25,079	237,502
Quanta Services, Inc.*	7,385	246,511
Shimizu Corp.	21,317	194,558
Skanska AB, Class B	13,136	257,993
Taisei Corp.	8,239	375,621
Vinci SA	19,432	1,850,496

		6,194,833

Electrical Equipment (0.5%)
ABB Ltd. (Registered)	71,174	1,681,807
AMETEK, Inc.	11,137	881,159
Eaton Corp. plc	21,255	1,843,446
Emerson Electric Co.	30,585	2,342,199
Fuji Electric Co. Ltd.	4,613	184,723
Legrand SA	10,274	748,879
Mabuchi Motor Co. Ltd.	1,869	75,421
Melrose Industries plc	184,934	481,845
Mitsubishi Electric Corp.	70,487	965,614
Nidec Corp.	8,636	1,242,347
OSRAM Licht AG	3,841	152,786
Prysmian SpA	8,068	187,909
Rockwell Automation, Inc.	6,235	1,169,187
Schneider Electric SE	20,748	1,669,400
Siemens Gamesa Renewable Energy SA*	9,207	116,519
Vestas Wind Systems A/S	7,907	534,774

		14,278,015

Industrial Conglomerates (1.0%)
3M Co.	28,760	6,060,020
CK Hutchison Holdings Ltd.	104,289	1,201,641
DCC plc	3,446	312,834
General Electric Co.	419,439	4,735,466
Honeywell International, Inc.	36,350	6,048,640
Jardine Matheson Holdings Ltd. (London Stock Exchange)	8,056	503,983
Jardine Matheson Holdings Ltd. (Singapore Stock Exchange)	359	22,527
Jardine Strategic Holdings Ltd. (Quotrix Stock Exchange)	8,327	301,354
Jardine Strategic Holdings Ltd. (Singapore Stock Exchange)	229	8,313
Keihan Holdings Co. Ltd.	3,716	141,942
Keppel Corp. Ltd.	56,181	286,032
NWS Holdings Ltd.	60,165	118,972
Roper Technologies, Inc.	5,015	1,485,493
Seibu Holdings, Inc.	8,589	154,439
Sembcorp Industries Ltd.	37,970	85,825
Siemens AG (Registered)	29,545	3,785,018
Smiths Group plc	15,284	297,921
Toshiba Corp.*	25,183	728,095

		26,278,515

Machinery (1.2%)
Alfa Laval AB	11,340	307,507
Alstom SA(x)	6,006	268,401
Amada Holdings Co. Ltd.	13,143	140,314
ANDRITZ AG	2,812	164,060
Atlas Copco AB, Class A	25,934	747,608
Atlas Copco AB, Class B	15,071	402,152
Caterpillar, Inc.	28,920	4,410,012
CNH Industrial NV	39,499	474,654
Cummins, Inc.	7,535	1,100,637
Daifuku Co. Ltd.(x)	3,912	199,353
Deere & Co.	15,680	2,357,175
Dover Corp.	7,470	661,319
Epiroc AB, Class A*	25,934	289,764
Epiroc AB, Class B*	15,071	155,163
FANUC Corp.	7,487	1,411,473
Flowserve Corp.	6,310	345,094
Fortive Corp.(x)	14,770	1,243,634
GEA Group AG	6,691	238,340
Hino Motors Ltd.	9,986	109,334

See Notes to Portfolio of Investments.

8

EQ ADVISORS TRUST

AXA/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Hitachi Construction Machinery Co. Ltd.	4,154	$138,930
Hoshizaki Corp.	2,098	217,149
IHI Corp.	5,676	215,061
Illinois Tool Works, Inc.	14,845	2,094,927
Ingersoll-Rand plc	12,015	1,229,135
JTEKT Corp.	7,955	116,433
Kawasaki Heavy Industries Ltd.	5,485	154,721
KION Group AG	2,737	168,232
Komatsu Ltd.	35,661	1,084,707
Kone OYJ, Class B	13,063	697,976
Kubota Corp.	38,127	647,978
Kurita Water Industries Ltd.	3,815	111,139
Makita Corp.	8,652	433,285
MAN SE	1,362	148,093
Metso OYJ	4,065	144,139
Minebea Mitsumi, Inc.	14,845	269,149
MISUMI Group, Inc.	10,945	283,210
Mitsubishi Heavy Industries Ltd.(x)	11,727	452,793
Nabtesco Corp.	4,350	115,622
NGK Insulators Ltd.	10,121	166,931
NSK Ltd.	13,839	158,585
PACCAR, Inc.	16,940	1,155,139
Parker-Hannifin Corp.	6,455	1,187,268
Pentair plc	7,923	343,462
Sandvik AB	43,600	773,893
Schindler Holding AG	1,573	392,048
Schindler Holding AG (Registered)	778	187,722
SKF AB, Class B	14,609	288,238
SMC Corp.	2,212	707,871
Snap-on, Inc.	2,770	508,572
Stanley Black & Decker, Inc.	7,370	1,079,263
Sumitomo Heavy Industries Ltd.	4,272	152,464
THK Co. Ltd.	4,653	118,434
Volvo AB, Class B	60,480	1,069,087
Wartsila OYJ Abp	17,140	334,128
Weir Group plc (The)	9,305	213,819
Xylem, Inc.	8,650	690,876
Yangzijiang Shipbuilding Holdings Ltd.	92,088	83,530

		33,360,003

Marine (0.0%)
AP Moller - Maersk A/S, Class A	146	191,510
AP Moller - Maersk A/S, Class B	253	355,300
Kuehne + Nagel International AG (Registered)	2,086	330,521
Mitsui OSK Lines Ltd.	4,426	129,134
Nippon Yusen KK	5,911	111,176

		1,117,641

Professional Services (0.4%)
Adecco Group AG (Registered)	6,280	329,806
Bureau Veritas SA	10,235	264,167
Equifax, Inc.	5,810	758,612
Experian plc	35,480	911,250
IHS Markit Ltd.*	17,408	939,335
Intertek Group plc	6,233	405,555
Nielsen Holdings plc	16,101	445,354
Persol Holdings Co. Ltd.	6,856	160,810
Randstad NV	4,601	245,625
Recruit Holdings Co. Ltd.	42,574	1,420,881
RELX plc (London Stock Exchange)	40,879	861,032
RELX plc (Turquoise Stock Exchange)*	37,306	783,769
Robert Half International, Inc.	5,965	419,817
SEEK Ltd.	12,866	193,072
SGS SA (Registered)	207	545,025
Teleperformance	2,232	421,113
Verisk Analytics, Inc.*	7,454	898,580
Wolters Kluwer NV	11,213	698,852

		10,702,655

Road & Rail (0.7%)
Aurizon Holdings Ltd.	77,483	230,195
Central Japan Railway Co.(x)	5,569	1,159,677
ComfortDelGro Corp. Ltd.	83,558	148,529
CSX Corp.	42,790	3,168,600
DSV A/S	7,338	667,205
East Japan Railway Co.	11,916	1,106,965
Hankyu Hanshin Holdings, Inc.	8,839	313,511
JB Hunt Transport Services, Inc.	4,141	492,531
Kansas City Southern	4,950	560,736
Keikyu Corp.(x)	8,520	155,298
Keio Corp.	3,972	217,443
Keisei Electric Railway Co. Ltd.	4,994	175,814
Kintetsu Group Holdings Co. Ltd.	6,628	266,590
Kyushu Railway Co.	6,180	188,196
MTR Corp. Ltd.	58,007	305,286
Nagoya Railroad Co. Ltd.	6,906	171,039
Nippon Express Co. Ltd.	2,891	189,816
Norfolk Southern Corp.	13,750	2,481,875
Odakyu Electric Railway Co. Ltd.(x)	11,386	269,368
Tobu Railway Co. Ltd.	7,477	221,112
Tokyu Corp.	19,306	353,088
Union Pacific Corp.	37,990	6,185,911
West Japan Railway Co.	6,360	443,386

		19,472,171

Trading Companies & Distributors (0.4%)
AerCap Holdings NV*	5,188	298,414
Ashtead Group plc	19,104	606,817
Brenntag AG	5,967	368,292
Bunzl plc	12,974	408,046
Fastenal Co.	13,850	803,577
Ferguson plc	9,104	773,080
ITOCHU Corp.	54,588	999,323
Marubeni Corp.	60,408	552,934
Mitsubishi Corp.	52,198	1,608,388
Mitsui & Co. Ltd.	65,913	1,172,127
Rexel SA	11,716	175,953
Sumitomo Corp.	43,469	724,802
Toyota Tsusho Corp.	8,205	309,800
Travis Perkins plc	9,736	135,211
United Rentals, Inc.*	4,050	662,580
WW Grainger, Inc.	2,516	899,244

		10,498,588

Transportation Infrastructure (0.1%)
Aena SME SA(m)	2,607	452,515
Aeroports de Paris	1,147	258,221
Atlantia SpA	19,136	397,033
Auckland International Airport Ltd.	37,013	179,099
Fraport AG Frankfurt Airport Services Worldwide	1,608	142,076
Getlink	18,055	230,590
Japan Airport Terminal Co. Ltd.(x)	1,795	81,677
Kamigumi Co. Ltd.	4,153	91,525
SATS Ltd.	26,047	99,459
Sydney Airport	42,640	212,366
Transurban Group	100,993	819,092

		2,963,653

Total Industrials		197,915,224

Information Technology (10.3%)
Communications Equipment (0.6%)
Arista Networks, Inc.*	2,334	620,517
Cisco Systems, Inc.	232,720	11,321,827
F5 Networks, Inc.*	3,035	605,240
Juniper Networks, Inc.	16,550	496,004
Motorola Solutions, Inc.	7,855	1,022,250

See Notes to Portfolio of Investments.

9

EQ ADVISORS TRUST

AXA/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Nokia OYJ	217,489	$1,206,267
Telefonaktiebolaget LM Ericsson, Class B	118,656	1,053,130

		16,325,235

Electronic Equipment, Instruments & Components (0.5%)
Alps Electric Co. Ltd.(x)	7,273	184,738
Amphenol Corp., Class A	14,740	1,385,855
Corning, Inc.	41,945	1,480,658
FLIR Systems, Inc.	6,645	408,468
Hamamatsu Photonics KK	5,500	219,042
Hexagon AB, Class B	9,985	585,344
Hirose Electric Co. Ltd.	1,237	135,219
Hitachi High-Technologies Corp.	2,660	91,656
Hitachi Ltd.	37,334	1,268,330
Ingenico Group SA	2,289	173,916
IPG Photonics Corp.*	1,812	282,799
Keyence Corp.	3,758	2,182,298
Kyocera Corp.	12,397	744,126
Murata Manufacturing Co. Ltd.	6,960	1,069,850
Nippon Electric Glass Co. Ltd.	3,269	102,845
Omron Corp.	7,437	314,184
Shimadzu Corp.	8,576	268,708
TDK Corp.	5,005	545,784
TE Connectivity Ltd.	16,990	1,493,930
Venture Corp. Ltd.	10,555	136,121
Yaskawa Electric Corp.(x)	9,270	275,359
Yokogawa Electric Corp.(x)	8,819	186,517

		13,535,747

IT Services (2.2%)
Accenture plc, Class A	29,810	5,073,662
Akamai Technologies, Inc.*	8,180	598,367
Alliance Data Systems Corp.	2,330	550,253
Amadeus IT Group SA	16,948	1,574,592
Atos SE	3,666	436,282
Automatic Data Processing, Inc.	21,425	3,227,891
Broadridge Financial Solutions, Inc.	5,762	760,296
Capgemini SE	6,182	778,053
Cognizant Technology Solutions Corp., Class A	28,350	2,187,203
Computershare Ltd.(x)	17,824	257,037
DXC Technology Co.	13,799	1,290,482
Fidelity National Information Services, Inc.	16,025	1,747,847
Fiserv, Inc.*	19,940	1,642,657
FleetCor Technologies, Inc.*	4,385	999,078
Fujitsu Ltd.	7,595	541,161
Gartner, Inc.*	4,348	689,158
Global Payments, Inc.	7,657	975,502
International Business Machines Corp.	45,069	6,814,883
Mastercard, Inc., Class A	44,610	9,930,632
Nomura Research Institute Ltd.	4,363	220,416
NTT Data Corp.	24,374	337,443
Obic Co. Ltd.	2,501	236,629
Otsuka Corp.	4,036	150,613
Paychex, Inc.	15,355	1,130,896
PayPal Holdings, Inc.*	54,435	4,781,570
Total System Services, Inc.	7,965	786,464
VeriSign, Inc.*	3,990	638,879
Visa, Inc., Class A	87,140	13,078,842
Western Union Co. (The)	22,100	421,226
Wirecard AG	4,534	982,826

		62,840,840

Semiconductors & Semiconductor Equipment (2.0%)
Advanced Micro Devices, Inc.*	39,800	1,229,422
Analog Devices, Inc.	17,876	1,652,815
Applied Materials, Inc.	50,765	1,962,067
ASM Pacific Technology Ltd.	11,769	119,820
ASML Holding NV	15,830	2,957,249
Broadcom, Inc.	21,315	5,259,050
Disco Corp.	1,110	185,814
Infineon Technologies AG	43,886	997,167
Intel Corp.	226,055	10,690,140
KLA-Tencor Corp.	7,530	765,876
Lam Research Corp.	7,879	1,195,244
Microchip Technology, Inc.(x)	11,260	888,527
Micron Technology, Inc.*	55,795	2,523,608
NVIDIA Corp.	29,240	8,217,024
NXP Semiconductors NV*	13,068	1,117,314
Qorvo, Inc.*	6,065	466,338
QUALCOMM, Inc.	71,505	5,150,505
Renesas Electronics Corp.*	32,194	201,177
Rohm Co. Ltd.	3,651	266,065
Skyworks Solutions, Inc.	8,842	802,058
STMicroelectronics NV	26,375	479,858
SUMCO Corp.	9,062	131,440
Texas Instruments, Inc.	47,560	5,102,712
Tokyo Electron Ltd.	6,062	832,845
Xilinx, Inc.	12,245	981,682

		54,175,817

Software (2.8%)
Adobe Systems, Inc.*	23,785	6,420,761
ANSYS, Inc.*	4,060	757,921
Autodesk, Inc.*	10,660	1,664,133
CA, Inc.	15,105	666,886
Cadence Design Systems, Inc.*	13,572	615,083
Check Point Software Technologies Ltd.*	5,050	594,234
Citrix Systems, Inc.*	6,230	692,527
Dassault Systemes SE	5,005	748,173
Intuit, Inc.	11,765	2,675,361
LINE Corp.(x)*	2,764	116,768
Micro Focus International plc	16,838	313,727
Microsoft Corp.	371,985	42,543,925
Nice Ltd.*	2,353	266,196
Oracle Corp.	145,915	7,523,377
Oracle Corp. Japan	1,483	119,559
Red Hat, Inc.*	8,525	1,161,787
Sage Group plc (The)	41,842	319,804
salesforce.com, Inc.*	37,363	5,941,838
SAP SE	37,956	4,671,294
Symantec Corp.	29,940	637,123
Synopsys, Inc.*	7,119	702,005
Temenos Group AG (Registered)*	2,326	377,317
Trend Micro, Inc.	4,606	296,337

		79,826,136

Technology Hardware, Storage & Peripherals (2.2%)
Apple, Inc.	226,560	51,143,655
Brother Industries Ltd.	8,608	170,008
Canon, Inc.	38,633	1,227,470
FUJIFILM Holdings Corp.	14,907	671,091
Hewlett Packard Enterprise Co.	75,675	1,234,259
HP, Inc.	79,025	2,036,474
Konica Minolta, Inc.	17,472	185,761
NEC Corp.	10,060	278,018
NetApp, Inc.	12,890	1,107,122
Ricoh Co. Ltd.(x)	25,892	278,017
Seagate Technology plc	13,740	650,589
Seiko Epson Corp.	10,804	184,282
Western Digital Corp.	14,325	838,586
Xerox Corp.	10,276	277,246

		60,282,578

Total Information Technology		286,986,353

Materials (2.7%)
Chemicals (1.5%)
Air Liquide SA	16,547	2,176,708

See Notes to Portfolio of Investments.

10

EQ ADVISORS TRUST

AXA/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Air Products & Chemicals, Inc.	10,595	$1,769,895
Air Water, Inc.	5,756	105,626
Akzo Nobel NV	9,757	912,386
Albemarle Corp.(x)	5,364	535,220
Arkema SA	2,638	326,806
Asahi Kasei Corp.	48,753	739,319
BASF SE	35,472	3,152,694
CF Industries Holdings, Inc.	11,230	611,361
Chr Hansen Holding A/S	3,820	387,775
Clariant AG (Registered)*	7,692	200,177
Covestro AG(m)	7,430	602,654
Croda International plc	5,075	344,100
Daicel Corp.	10,137	117,768
DowDuPont, Inc.	113,046	7,269,988
Eastman Chemical Co.	6,870	657,596
Ecolab, Inc.	12,570	1,970,725
EMS-Chemie Holding AG (Registered)	317	188,960
Evonik Industries AG	6,299	225,620
FMC Corp.	6,500	566,670
Frutarom Industries Ltd.	1,495	154,744
FUCHS PETROLUB SE (Preference)(q)	2,685	150,010
Givaudan SA (Registered)	357	877,767
Hitachi Chemical Co. Ltd.	4,024	81,918
Incitec Pivot Ltd.(x)	64,561	185,738
International Flavors & Fragrances, Inc.	3,845	534,916
Israel Chemicals Ltd.	27,155	165,734
Johnson Matthey plc	7,475	347,043
JSR Corp.	7,424	138,587
K+S AG (Registered)	7,392	155,171
Kaneka Corp.	1,892	87,441
Kansai Paint Co. Ltd.(x)	6,844	126,134
Koninklijke DSM NV	7,007	742,281
Kuraray Co. Ltd.	12,335	185,427
LANXESS AG	3,358	245,937
Linde AG	7,028	1,452,863
LyondellBasell Industries NV, Class A	15,616	1,600,796
Mitsubishi Chemical Holdings Corp.	49,447	473,276
Mitsubishi Gas Chemical Co., Inc.	6,265	133,384
Mitsui Chemicals, Inc.	7,107	177,706
Mosaic Co. (The)	16,875	548,100
Nippon Paint Holdings Co. Ltd.(x)	5,656	211,067
Nissan Chemical Corp.(x)	4,957	261,767
Nitto Denko Corp.	6,375	477,816
Novozymes A/S, Class B	8,734	479,473
Orica Ltd.	14,605	179,790
PPG Industries, Inc.	12,310	1,343,390
Praxair, Inc.	13,930	2,238,969
Sherwin-Williams Co. (The)	4,015	1,827,668
Shin-Etsu Chemical Co. Ltd.	14,185	1,256,575
Showa Denko KK	5,200	286,957
Sika AG (Registered)	5,040	733,866
Solvay SA	2,863	383,932
Sumitomo Chemical Co. Ltd.	57,540	336,773
Symrise AG	4,763	434,775
Taiyo Nippon Sanso Corp.	5,018	75,080
Teijin Ltd.	6,881	131,964
Toray Industries, Inc.	53,557	402,314
Tosoh Corp.	10,044	154,700
Umicore SA	8,089	452,400
Yara International ASA	6,859	336,851

		43,433,148

Construction Materials (0.2%)
Boral Ltd.	45,276	226,149
CRH plc	32,399	1,060,043
Fletcher Building Ltd.*	32,956	142,866
HeidelbergCement AG	5,748	449,275
Imerys SA	1,384	102,198
James Hardie Industries plc (CHDI)(x)	17,052	258,354
LafargeHolcim Ltd. (Registered)*	18,752	925,753
Martin Marietta Materials, Inc.	3,047	554,402
Taiheiyo Cement Corp.	4,665	146,371
Vulcan Materials Co.	6,410	712,792

		4,578,203

Containers & Packaging (0.2%)
Amcor Ltd.	44,728	442,297
Avery Dennison Corp.	4,280	463,738
Ball Corp.	16,880	742,551
International Paper Co.	19,895	977,839
Packaging Corp. of America	4,582	502,600
Sealed Air Corp.	8,035	322,605
Smurfit Kappa Group plc	8,702	344,124
Toyo Seikan Group Holdings Ltd.	5,888	122,144
WestRock Co.	12,270	655,709

		4,573,607

Metals & Mining (0.7%)
Alumina Ltd.	94,537	189,291
Anglo American plc	40,685	913,687
Antofagasta plc	15,230	169,724
ArcelorMittal	25,653	798,222
BHP Billiton Ltd.	124,036	3,104,905
BHP Billiton plc	81,568	1,776,748
BlueScope Steel Ltd.	21,477	263,609
Boliden AB	10,563	294,638
Fortescue Metals Group Ltd.	60,128	170,377
Freeport-McMoRan, Inc.	65,020	905,078
Fresnillo plc	8,538	91,409
Glencore plc*	445,666	1,926,782
Hitachi Metals Ltd.	8,283	102,572
JFE Holdings, Inc.	18,984	435,586
Kobe Steel Ltd.	11,961	106,325
Maruichi Steel Tube Ltd.	2,179	71,054
Mitsubishi Materials Corp.	4,063	121,404
Newcrest Mining Ltd.	29,639	415,851
Newmont Mining Corp.	25,745	777,499
Nippon Steel & Sumitomo Metal Corp.	29,362	621,119
Norsk Hydro ASA	51,938	311,803
Nucor Corp.	15,315	971,737
Randgold Resources Ltd.	3,644	258,853
Rio Tinto Ltd.	15,928	906,808
Rio Tinto plc	46,409	2,346,992
South32 Ltd.	200,081	566,944
Sumitomo Metal Mining Co. Ltd.	8,985	315,210
thyssenkrupp AG	16,830	424,810
voestalpine AG	4,427	202,515

		19,561,552

Paper & Forest Products (0.1%)
Mondi plc	14,183	388,948
Oji Holdings Corp.	33,300	241,793
Stora Enso OYJ, Class R	21,282	407,088
UPM-Kymmene OYJ	20,613	808,926

		1,846,755

Total Materials		73,993,265

Real Estate (1.8%)
Equity Real Estate Investment Trusts (REITs) (1.4%)
Alexandria Real Estate Equities, Inc. (REIT)	4,894	615,616
American Tower Corp. (REIT)	21,355	3,102,881
Apartment Investment & Management Co. (REIT), Class A	7,550	333,182

See Notes to Portfolio of Investments.

11

EQ ADVISORS TRUST

AXA/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Ascendas REIT (REIT)	96,134	$185,651
AvalonBay Communities, Inc. (REIT)	6,665	1,207,365
Boston Properties, Inc. (REIT)	7,445	916,405
British Land Co. plc (The) (REIT)	36,050	289,819
CapitaLand Commercial Trust (REIT)	97,543	127,008
CapitaLand Mall Trust (REIT)	95,874	155,693
Covivio (REIT)	1,256	130,881
Crown Castle International Corp. (REIT)	20,050	2,232,166
Daiwa House REIT Investment Corp. (REIT)(x)	67	153,259
Dexus (REIT)	39,293	299,935
Digital Realty Trust, Inc. (REIT)	9,888	1,112,202
Duke Realty Corp. (REIT)	17,218	488,475
Equinix, Inc. (REIT)	3,859	1,670,522
Equity Residential (REIT)	17,760	1,176,778
Essex Property Trust, Inc. (REIT)	3,203	790,212
Extra Space Storage, Inc. (REIT)	6,113	529,630
Federal Realty Investment Trust (REIT)	3,513	444,289
Gecina SA (REIT)	1,747	291,677
Goodman Group (REIT)	62,591	468,727
GPT Group (The) (REIT)	69,670	262,381
Hammerson plc (REIT)	30,673	182,585
HCP, Inc. (REIT)	22,650	596,148
Host Hotels & Resorts, Inc. (REIT)	35,445	747,890
Icade (REIT)	1,288	119,036
Iron Mountain, Inc. (REIT)	13,588	469,058
Japan Prime Realty Investment Corp. (REIT)	33	117,629
Japan Real Estate Investment Corp. (REIT)	51	267,523
Japan Retail Fund Investment Corp. (REIT)	102	185,022
Kimco Realty Corp. (REIT)	20,500	343,170
Klepierre SA (REIT)	7,892	279,747
Land Securities Group plc (REIT)	28,636	329,722
Link REIT (REIT)	83,792	824,717
Macerich Co. (The) (REIT)	5,180	286,402
Mid-America Apartment Communities, Inc. (REIT)	5,485	549,487
Mirvac Group (REIT)	143,314	249,663
Nippon Building Fund, Inc. (REIT)	52	300,687
Nippon Prologis REIT, Inc. (REIT)	68	134,600
Nomura Real Estate Master Fund, Inc. (REIT)	150	204,894
Prologis, Inc. (REIT)	25,662	1,739,626
Public Storage (REIT)	7,255	1,462,826
Realty Income Corp. (REIT)	13,634	775,638
Regency Centers Corp. (REIT)	7,158	462,908
SBA Communications Corp. (REIT)*	5,675	911,575
Scentre Group (REIT)	205,624	590,082
Segro plc (REIT)	38,733	321,991
Simon Property Group, Inc. (REIT)	15,040	2,658,319
SL Green Realty Corp. (REIT)	4,377	426,889
Stockland (REIT)	94,019	282,041
Suntec REIT (REIT)	82,214	116,070
UDR, Inc. (REIT)	12,895	521,345
Unibail-Rodamco-Westfield (REIT)	5,146	1,034,948
United Urban Investment Corp. (REIT)	113	177,327
Ventas, Inc. (REIT)	17,139	932,019
Vicinity Centres (REIT)	127,093	240,697
Vornado Realty Trust (REIT)	8,310	606,630
Welltower, Inc. (REIT)	17,840	1,147,469
Weyerhaeuser Co. (REIT)	36,406	1,174,822

		38,755,956

Real Estate Management & Development (0.4%)
Aeon Mall Co. Ltd.	3,953	67,913
Azrieli Group Ltd.	1,640	84,223
CapitaLand Ltd.	99,046	244,164
CBRE Group, Inc., Class A*	14,590	643,419
City Developments Ltd.	15,803	105,311
CK Asset Holdings Ltd.	99,958	750,162
Daito Trust Construction Co. Ltd.	2,821	362,867
Daiwa House Industry Co. Ltd.	21,871	648,315
Deutsche Wohnen SE	13,698	657,156
Hang Lung Group Ltd.	34,181	90,819
Hang Lung Properties Ltd.	78,164	152,766
Henderson Land Development Co. Ltd.	49,868	250,667
Hongkong Land Holdings Ltd. (Bermuda Stock Exchange)	44,219	291,845
Hongkong Land Holdings Ltd. (Singapore Stock Exchange)	1,214	8,037
Hulic Co. Ltd.	11,524	113,090
Hysan Development Co. Ltd.	24,235	122,439
Kerry Properties Ltd.	25,170	85,365
LendLease Group	22,554	320,520
Mitsubishi Estate Co. Ltd.	45,660	776,405
Mitsui Fudosan Co. Ltd.(x)	34,460	815,551
New World Development Co. Ltd.	234,017	319,263
Nomura Real Estate Holdings, Inc.	4,823	97,377
Sino Land Co. Ltd.	124,520	213,462
Sumitomo Realty & Development Co. Ltd.	13,790	495,187
Sun Hung Kai Properties Ltd.	61,534	896,086
Swire Pacific Ltd., Class A	19,228	210,619
Swire Properties Ltd.	45,186	171,143
Swiss Prime Site AG (Registered)*	2,761	235,335
Tokyo Tatemono Co. Ltd.	7,542	92,002
Tokyu Fudosan Holdings Corp.	19,800	138,018
UOL Group Ltd.	19,511	98,336
Vonovia SE	18,752	916,165
Wharf Holdings Ltd. (The)	46,941	127,721
Wharf Real Estate Investment Co. Ltd.	46,904	302,574
Wheelock & Co. Ltd.	31,541	189,165

		11,093,487

Total Real Estate		49,849,443

Utilities (1.9%)
Electric Utilities (1.1%)
Alliant Energy Corp.	11,144	474,400
American Electric Power Co., Inc.	23,750	1,683,400
AusNet Services	69,793	81,981
Chubu Electric Power Co., Inc.	23,420	354,227
Chugoku Electric Power Co., Inc. (The)(x)	10,748	138,110
CK Infrastructure Holdings Ltd.	25,593	202,695
CLP Holdings Ltd.	63,422	742,510
Duke Energy Corp.	33,839	2,707,797
Edison International	15,695	1,062,238
EDP - Energias de Portugal SA	98,851	364,742
Electricite de France SA	22,612	397,087
Endesa SA	12,267	265,055
Enel SpA	314,109	1,609,040
Entergy Corp.	8,670	703,397
Evergy, Inc.	13,168	723,187
Eversource Energy	15,270	938,189
Exelon Corp.	46,550	2,032,373
FirstEnergy Corp.	21,530	800,270
Fortum OYJ	17,155	430,026

See Notes to Portfolio of Investments.

12

EQ ADVISORS TRUST

AXA/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
HK Electric Investments & HK Electric Investments Ltd.(m)(x)	102,376	$103,313
Iberdrola SA	230,178	1,693,819
Kansai Electric Power Co., Inc. (The)	27,191	409,947
Kyushu Electric Power Co., Inc.(x)	14,651	176,787
NextEra Energy, Inc.	22,740	3,811,223
Orsted A/S(m)	7,306	496,288
PG&E Corp.*	24,835	1,142,658
Pinnacle West Capital Corp.	5,390	426,780
Power Assets Holdings Ltd.	53,577	372,996
PPL Corp.	33,500	980,210
Red Electrica Corp. SA	16,718	350,164
Southern Co. (The)	48,705	2,123,538
SSE plc	39,180	585,230
Terna Rete Elettrica Nazionale SpA	54,338	290,273
Tohoku Electric Power Co., Inc.	16,509	224,053
Tokyo Electric Power Co. Holdings, Inc.*	55,857	274,320
Xcel Energy, Inc.	24,490	1,156,173

		30,328,496

Gas Utilities (0.1%)
APA Group	45,566	328,715
Hong Kong & China Gas Co. Ltd.	356,533	707,751
Naturgy Energy Group SA	13,527	369,237
Osaka Gas Co. Ltd.	14,483	282,471
Toho Gas Co. Ltd.	2,876	109,223
Tokyo Gas Co. Ltd.	15,038	369,597

		2,166,994

Independent Power and Renewable Electricity Producers (0.1%)
AES Corp.	31,830	445,620
Electric Power Development Co. Ltd.	5,656	156,558
Meridian Energy Ltd.	49,492	107,767
NRG Energy, Inc.	14,570	544,918
Uniper SE	7,774	239,279

		1,494,142

Multi-Utilities (0.6%)
AGL Energy Ltd.	25,328	357,013
Ameren Corp.	11,670	737,777
CenterPoint Energy, Inc.	20,740	573,461
Centrica plc	216,288	436,678
CMS Energy Corp.	13,625	667,625
Consolidated Edison, Inc.	14,930	1,137,517
Dominion Energy, Inc.	31,440	2,209,602
DTE Energy Co.	8,610	939,609
E.ON SE	85,007	866,563
Engie SA	70,538	1,037,240
Innogy SE(m)	5,364	239,711
National Grid plc	130,067	1,341,655
NiSource, Inc.	16,295	406,071
Public Service Enterprise Group, Inc.	24,325	1,284,117
RWE AG	20,012	493,742
SCANA Corp.	6,820	265,230
Sempra Energy	12,370	1,407,088
Suez	14,445	205,282
Veolia Environnement SA	20,670	412,541
WEC Energy Group, Inc.	15,210	1,015,420

		16,033,942

Water Utilities (0.0%)
American Water Works Co., Inc.	8,628	759,006
Severn Trent plc	9,125	219,911
United Utilities Group plc	26,335	241,648

		1,220,565

Total Utilities		51,244,139

Total Common Stocks (63.5%) (Cost $1,279,644,594)		1,754,842,668

EXCHANGE TRADED FUNDS (ETF):
Equity (7.8%)
iShares Russell 2000 ETF(x)	649,973	109,552,949
SPDR S&P MidCap 400 ETF Trust	291,970	107,287,296

Total Exchange Traded Funds (7.8%) (Cost $179,355,495)		216,840,245

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
U.S. Government Agency Securities (1.2%)
FHLB
1.375%, 3/18/19	$2,400,000	2,386,888
FHLMC
3.750%, 3/27/19	3,030,000	3,048,425
2.375%, 1/13/22	4,363,000	4,283,500
2.750%, 6/19/23	7,682,000	7,585,681
FNMA
1.625%, 11/27/18	4,460,000	4,456,353
1.750%, 6/20/19	4,859,000	4,834,527
1.875%, 9/24/26	6,945,000	6,283,032

Total U.S. Government Agency Securities		32,878,406

U.S. Treasury Obligations (26.3%)
U.S. Treasury Bonds
8.000%, 11/15/21	33,530,000	38,618,701
7.125%, 2/15/23	4,247,000	4,971,777
6.000%, 2/15/26	5,790,000	6,930,449
6.125%, 11/15/27	7,066,000	8,788,834

See Notes to Portfolio of Investments.

13

EQ ADVISORS TRUST

AXA/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

	Principal Amount	Value (Note 1)
U.S. Treasury Notes
1.000%, 3/15/19	$2,315,000	$2,300,622
3.625%, 8/15/19#	36,594,000	36,903,047
1.500%, 11/30/19	9,312,000	9,184,105
1.250%, 1/31/20	4,125,000	4,045,384
1.125%, 3/31/20	22,333,000	21,799,277
1.375%, 3/31/20	6,140,000	6,015,737
1.625%, 6/30/20	4,131,000	4,048,558
1.625%, 7/31/20	8,735,000	8,550,746
1.375%, 8/31/20	21,510,000	20,935,195
1.375%, 10/31/20	10,075,000	9,780,071
2.625%, 11/15/20	16,025,000	15,952,136
3.625%, 2/15/21	29,105,000	29,607,742
1.125%, 2/28/21	10,065,000	9,660,434
1.250%, 3/31/21	15,535,000	14,936,053
3.125%, 5/15/21	2,430,000	2,445,738
1.375%, 5/31/21	3,943,000	3,792,581
2.125%, 8/15/21	15,585,000	15,260,516
1.125%, 9/30/21	6,424,000	6,100,893
1.250%, 10/31/21	23,318,100	22,195,553
2.000%, 11/15/21	21,755,000	21,177,983
1.875%, 11/30/21	39,811,400	38,594,974
2.000%, 2/15/22	18,097,500	17,573,521
1.750%, 3/31/22	11,505,000	11,062,956
1.750%, 5/15/22	11,809,000	11,336,364
1.750%, 5/31/22	9,923,000	9,522,204
1.750%, 6/30/22	2,801,000	2,685,502
1.875%, 7/31/22	9,922,000	9,546,902
2.000%, 7/31/22	9,694,500	9,371,250
1.625%, 8/15/22	4,960,000	4,724,206
1.875%, 8/31/22	6,639,500	6,382,064
1.875%, 10/31/22	13,116,000	12,584,495
1.625%, 11/15/22	10,639,000	10,099,985
2.000%, 11/30/22	9,843,000	9,484,039
2.125%, 12/31/22	6,550,000	6,337,278
2.000%, 2/15/23	14,252,000	13,703,744
1.500%, 3/31/23	1,675,000	1,573,977
1.750%, 5/15/23	15,074,000	14,298,042
1.625%, 5/31/23	1,217,000	1,147,422
2.500%, 8/15/23	8,760,000	8,582,267
1.375%, 8/31/23	8,622,000	8,003,573
1.375%, 9/30/23	1,732,000	1,605,753
2.750%, 11/15/23	20,833,000	20,633,297
2.125%, 11/30/23	9,418,000	9,043,855
2.250%, 12/31/23	7,305,000	7,053,891
2.750%, 2/15/24	17,216,000	17,034,290
2.375%, 8/15/24	13,500,000	13,055,449
2.250%, 11/15/24	2,390,000	2,290,703
2.000%, 2/15/25	13,838,000	13,034,315
2.125%, 5/15/25	15,425,000	14,607,234
2.000%, 8/15/25#	19,170,000	17,965,735
1.625%, 2/15/26	9,575,000	8,690,285
1.500%, 8/15/26	14,770,200	13,188,750
2.000%, 11/15/26	13,253,700	12,262,986
2.250%, 2/15/27	7,918,000	7,453,127
2.375%, 5/15/27	8,771,500	8,327,648
2.250%, 8/15/27	8,059,500	7,557,355
2.250%, 11/15/27	9,306,000	8,709,834
2.750%, 2/15/28	5,049,000	4,922,854
2.875%, 5/15/28	8,137,000	8,013,610

Total U.S. Treasury Obligations		726,067,868

Total Long-Term Debt Securities (27.5%) (Cost $783,354,526)		758,946,274

	Number of Rights	Value (Note 1)
RIGHTS:
Consumer Discretionary (0.0%)
Multiline Retail (0.0%)
Harvey Norman Holdings Ltd.* (Cost $—)	1,264	731

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Repurchase Agreements (0.8%)
Deutsche Bank Securities, Inc., 2.26%, dated 9/28/18, due 10/1/18, repurchase price $534,775, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 5/15/19-8/15/47; total market value $545,368.(xx)	$534,674	534,674
HSBC Securities, Inc., 2.18%, dated 9/25/18, due 10/2/18, repurchase price $8,001,938, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 2/15/33-2/15/43; total market value $8,162,966.(xx)	8,000,000	8,000,000
Natwest Markets Securities, Inc., 2.14%, dated 9/25/18, due 10/2/18, repurchase price $11,002,616, collateralized by various U.S. Government Treasury Securities, ranging from 1.375%-2.125%, maturing 10/31/20-11/15/26; total market value $11,224,002.(xx)	11,000,000	11,000,000
Natwest Markets Securities, Inc., 2.19%, dated 9/28/18, due 10/5/18, repurchase price $500,213, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-3.375%, maturing 2/15/19-5/15/44; total market value $510,093.(xx)	500,000	500,000
NBC Global Finance Ltd., 2.37%, dated 9/28/18, due 10/5/18, repurchase price $1,000,461, collateralized by various Common Stocks; total market value $1,112,744.(xx)	1,000,000	1,000,000

Total Repurchase Agreements		21,034,674

Total Short-Term Investments (0.8%) (Cost $21,034,674)		21,034,674

Total Investments in Securities (99.6%) (Cost $2,263,389,289)		2,751,664,592
Other Assets Less Liabilities (0.4%)		12,177,159

Net Assets (100%)		$2,763,841,751

*	Non-income producing.

#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $35,046,197.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At September 30, 2018, the market value of these securities amounted to $4,195,140 or 0.2% of net assets.

See Notes to Portfolio of Investments.

14

EQ ADVISORS TRUST

AXA/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.

(r)	Value determined using significant unobservable inputs.

(x)	All or a portion of security is on loan at September 30, 2018.

(xx)

At September 30, 2018, the Portfolio had loaned securities with a total value of $21,221,529. This was secured by cash collateral of $21,034,674 which was subsequently invested in joint repurchase agreements with a total value of $21,034,674, for which the Portfolio has a proportionate interest as reported in the Portfolio of Investments as Repurchase Agreements, and $957,060 collateralized by various U.S. Government Treasury Securities, ranging from 0.000% - 8.750%, maturing 10/4/18-8/15/48.

Glossary:

ADR — American Depositary Receipt

AUD — Australian Dollar

CHDI — Clearing House Electronic Subregister System (CHESS) Depository Interest

CHF — Swiss Franc

CVA — Dutch Certification

EUR — European Currency Unit

FDR — Finnish Depositary Receipt

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corp.

FNMA — Federal National Mortgage Association

GBP — British Pound

JPY — Japanese Yen

NOK — Norwegian Krone

NZD — New Zealand Dollar

SDR — Swedish Depositary Receipt

USD — United States Dollar

Country Diversification

As a Percentage of Total Net Assets

Australia	1.5%
Austria	0.1
Belgium	0.2
Chile	0.0	#
China	0.0	#
Colombia	0.0	#
Denmark	0.3
Finland	0.2
France	2.1
Germany	1.9
Hong Kong	0.7
Ireland	0.1
Israel	0.1
Italy	0.4
Japan	5.0
Jersey	0.0	#
Luxembourg	0.1
Macau	0.0	#
Mexico	0.0	#
Netherlands	1.0
New Zealand	0.0	#
Norway	0.2
Portugal	0.0	#
Singapore	0.3
South Africa	0.0	#
Spain	0.6
Sweden	0.6
Switzerland	1.8
United Arab Emirates	0.0	#
United Kingdom	2.9
United States	79.5
Cash and Other	0.4

	100.0%

#	Percent shown is less than 0.05%.

See Notes to Portfolio of Investments.

15

EQ ADVISORS TRUST

AXA/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

Futures contracts outstanding as of September 30, 2018 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
EURO STOXX 50 Index	35	12/2018	EUR	1,376,367	22,837
MSCI EAFE E-Mini Index	49	12/2018	USD	4,839,975	44,968
SPI 200 Index	272	12/2018	AUD	30,445,863	72,791
TOPIX Index	988	12/2018	JPY	158,043,478	6,866,161
U.S. Treasury 10 Year Note	1,423	12/2018	USD	169,025,719	(1,672,673)
U.S. Treasury 2 Year Note	307	12/2018	USD	64,695,453	(157,615)
U.S. Treasury 5 Year Note	91	12/2018	USD	10,235,367	(81,863)

					5,094,606

Short Contracts
FTSE 100 Index	(135)	12/2018	GBP	(13,173,170)	(384,604)
S&P 500 E-Mini Index	(3,361)	12/2018	USD	(490,537,951)	(3,459,813)

					(3,844,417)

					1,250,189

Forward foreign currency contracts outstanding as of September 30, 2018 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
AUD	5,996,539	USD	4,329,261	BNP Paribas	12/14/2018	7,780
NOK	28,912,731	USD	3,489,897	Barclays Bank plc	12/14/2018	73,896
NOK	106,780,000	USD	12,842,902	Credit Suisse	12/14/2018	318,836
NOK	59,812,637	USD	7,366,376	JPMorgan Chase Bank	12/14/2018	6,150
NZD	9,497,000	USD	6,196,170	Barclays Bank plc	12/14/2018	101,641
USD	5,322,724	AUD	7,184,000	Morgan Stanley	12/14/2018	126,842
USD	35,361,694	CHF	34,069,719	UBS AG	12/14/2018	398,615
USD	12,745,711	GBP	9,679,599	UBS AG	12/14/2018	84,403
USD	17,000,920	JPY	1,883,823,000	Bank of America	12/14/2018	321,875
USD	47,937,045	JPY	5,370,841,310	Citibank N.A.	12/14/2018	384,540
USD	8,027,040	NZD	12,077,349	Credit Suisse	12/14/2018	18,105

Total unrealized appreciation						1,842,683

CHF	7,040,693	USD	7,351,285	UBS AG	12/14/2018	(125,974)
EUR	58,693,171	USD	69,366,759	Credit Suisse	12/14/2018	(796,007)
EUR	5,168,000	USD	6,077,149	UBS AG	12/14/2018	(39,416)
GBP	8,487,991	USD	11,197,898	Credit Suisse	12/14/2018	(95,264)
GBP	2,653,000	USD	3,476,906	JPMorgan Chase Bank	12/14/2018	(6,675)
GBP	9,356,000	USD	12,268,868	Morgan Stanley	12/14/2018	(30,841)
JPY	1,585,619,000	USD	14,403,875	BNP Paribas	12/14/2018	(365,077)
NZD	43,198,100	USD	28,907,737	Royal Bank of Canada	12/14/2018	(261,483)
USD	3,449,507	AUD	4,841,012	Morgan Stanley	12/14/2018	(51,791)
USD	117,425,160	EUR	100,546,404	Citibank N.A.	12/14/2018	(42,381)
USD	3,431,138	GBP	2,653,000	Citibank N.A.	12/14/2018	(39,093)
USD	56,564,576	GBP	43,294,805	Morgan Stanley	12/14/2018	(66,781)

Total unrealized depreciation						(1,920,783)

Net unrealized depreciation						(78,100)

See Notes to Portfolio of Investments.

16

EQ ADVISORS TRUST

AXA/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2018:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Communication Services	$110,806,350	$30,750,261	$—		$141,556,611
Consumer Discretionary	132,326,370	61,272,861	—		193,599,231
Consumer Staples	80,748,520	61,870,208	—		142,618,728
Energy	71,192,002	34,326,903	—		105,518,905
Financials	160,749,880	109,282,521	—	(a)	270,032,401
Health Care	180,501,760	61,026,608	—		241,528,368
Industrials	118,216,353	79,698,871	—		197,915,224
Information Technology	254,332,610	32,653,743	—		286,986,353
Materials	29,061,844	44,931,421	—		73,993,265
Real Estate	31,367,208	18,482,235	—		49,849,443
Utilities	33,158,894	18,085,245	—		51,244,139
Exchange Traded Funds	216,840,245	—	—		216,840,245
Forward Currency Contracts	—	1,842,683	—		1,842,683
Futures	7,006,757	—	—		7,006,757
Rights
Consumer Discretionary	—	731	—		731
Short-Term Investments
Repurchase Agreements	—	21,034,674	—		21,034,674
U.S. Government Agency Securities	—	32,878,406	—		32,878,406
U.S. Treasury Obligations	—	726,067,868	—		726,067,868

Total Assets	$1,426,308,793	$1,334,205,239	$—		$2,760,514,032

Liabilities:
Forward Currency Contracts	$—	$(1,920,783)	$—		$(1,920,783)
Futures	(5,756,568)	—	—		(5,756,568)

Total Liabilities	$(5,756,568)	$(1,920,783)	$—		$(7,677,351)

Total	$1,420,552,225	$1,332,284,456	$—		$2,752,836,681

(a)	Value is zero.

There were no transfers between Levels 1, 2 or 3 during the nine months ended September 30, 2018.

As of September 30, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$587,567,958
Aggregate gross unrealized depreciation	(95,532,047)

Net unrealized appreciation	$492,035,911

Federal income tax cost of investments in securities and derivative instruments, if applicable	$2,260,800,770

See Notes to Portfolio of Investments.

17

EQ ADVISORS TRUST

AXA/AB SHORT DURATION GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2018 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed Securities (3.5%)
CLUB Credit Trust,
Series 2017-P2 A
2.610%, 1/15/24§	$1,647,244	$1,638,969
Consumer Loan Underlying Bond Credit Trust,
Series 2018-P1 A
3.390%, 7/15/25(b)§	1,258,563	1,258,351
Delta Air Lines Pass-Through Trust,
Series 2009-1 A
7.750%, 12/17/19	24,412	25,374
Exeter Automobile Receivables Trust,
Series 2016-3A A
1.840%, 11/16/20§	114,027	113,921
Series 2017-2A A
2.110%, 6/15/21§	589,106	587,989
Series 2018-1A A
2.210%, 5/17/21§	1,888,316	1,882,809
Series 2018-2A A
2.790%, 7/15/21§	2,851,405	2,849,070
Flagship Credit Auto Trust,
Series 2017-2 A
1.850%, 7/15/21§	1,235,388	1,228,422
Series 2017-3 A
1.880%, 10/15/21§	1,338,778	1,329,977
Series 2017-4 A
2.070%, 4/15/22§	687,918	682,292
Ford Credit Floorplan Master Owner Trust A,
Series 2017-2 A1
2.160%, 9/15/22	2,073,000	2,033,142
GE Capital Credit Card Master Note Trust,
Series 2012-2 A
2.220%, 1/15/22	5,784,000	5,777,518
Harley-Davidson Motorcycle Trust,
Series 2015-1 A3
1.410%, 6/15/20	78,898	78,860
Hertz Vehicle Financing II LP,
Series 2015-3A A
2.670%, 9/25/21§	4,605,000	4,522,426
Series 2017-1A A
2.960%, 10/25/21§	2,180,000	2,150,142
Marlette Funding Trust,
Series 2017-1A A
2.827%, 3/15/24§	314,727	314,626
Series 2017-2A A
2.390%, 7/15/24§	699,234	698,066
Series 2018-1A A
2.610%, 3/15/28§	2,770,599	2,762,038
Series 2018-3A A
3.200%, 9/15/28(b)§	3,256,297	3,255,818
SoFi Consumer Loan Program LLC,
Series 2016-2 A
3.090%, 10/27/25§	569,641	567,847
Series 2017-2 A
3.280%, 2/25/26§	1,128,318	1,125,469
Series 2017-5 A2
2.780%, 9/25/26§	2,590,000	2,543,939
SoFi Consumer Loan Program Trust,
Series 2018-1 A1
2.550%, 2/25/27§	2,257,382	2,247,310
Series 2018-3 A2
3.670%, 8/25/27§	2,265,000	2,265,573
World Financial Network Credit Card Master Trust,
Series 2017-C A
2.310%, 8/15/24	2,325,000	2,282,084
Series 2018-A A
3.070%, 12/16/24	4,400,000	4,372,824
Series 2018-B M
3.810%, 7/15/25	2,180,000	2,179,711

Total Asset-Backed Securities		50,774,567

Collateralized Mortgage Obligations (5.8%)
FHLMC,
Series 3017 CF
2.458%, 8/15/25(l)	24,675	24,644
Series 3305 FT
2.558%, 7/15/34(l)	116,065	116,375
Series 3349 FE
2.648%, 7/15/37(l)	2,083,784	2,092,791
Series 3807 FM
2.658%, 2/15/41(l)	73,873	74,464
Series 3927 FH
2.608%, 9/15/41(l)	103,045	103,437
Series 4029 LD
1.750%, 1/15/27	5,193,285	4,952,126
Series 4087 FB
2.628%, 7/15/42(l)	2,020,006	2,034,831
Series 4286 VF
2.608%, 12/15/43(l)	1,894,948	1,910,748
Series 4350 KF
2.442%, 1/15/39(l)	1,184,651	1,166,218
Series 4457 BA
3.000%, 7/15/39	7,344,395	7,175,611
Series 4459 CA
5.000%, 12/15/34	2,271,074	2,356,330
Series 4459 DA
5.500%, 10/15/35	581,524	583,298
Series 4483 A
3.000%, 12/15/29	4,929,766	4,926,915
Series 4486 JN
2.000%, 11/15/24	8,019,735	7,692,146
FHLMC Structured Agency Credit Risk Debt Notes,
Series 2015-DN1 M3
6.366%, 1/25/25(l)	2,287,839	2,456,515
Series 2015-DNA3 M2
5.066%, 4/25/28(l)	559,015	578,730
Series 2015-HQ1 M2
4.416%, 3/25/25(l)	140,941	141,315
Series 2015-HQ2 M2
4.166%, 5/25/25(l)	2,635,945	2,705,481
Series 2015-HQA1 M2
4.866%, 3/25/28(l)	1,631,000	1,657,968
Series 2016-DNA4 M1
3.016%, 3/25/29(l)	114,916	114,971
Series 2016-HQA2 M2
4.466%, 11/25/28(l)	2,027,771	2,070,249
Series 2017-DNA1 M1
3.416%, 7/25/29(l)	683,662	689,629
Series 2017-DNA2 M1
3.416%, 10/25/29(l)	1,883,420	1,904,285

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

AXA/AB SHORT DURATION GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

	Principal Amount	Value (Note 1)
FNMA,
Series 2006-42 CF
2.666%, 6/25/36(l)	$110,571	$111,136
Series 2007-109 GF
2.896%, 12/25/37(l)	159,490	162,205
Series 2010-39 FT
3.166%, 10/25/35(l)	4,172,048	4,275,620
Series 2011-53 FT
2.796%, 6/25/41(l)	361,967	366,467
Series 2011-86 KF
2.766%, 9/25/41(l)	329,568	333,145
Series 2011-86 NF
2.766%, 9/25/41(l)	172,514	174,105
Series 2012-65 FA
2.666%, 6/25/42(l)	93,141	93,470
Series 2013-121 FA
2.616%, 12/25/43(l)	1,275,997	1,279,452
Series 2014-49 AF
2.412%, 8/25/44(l)	4,968,580	4,967,403
Series 2014-54 LA
3.000%, 2/25/44	1,965,106	1,934,865
Series 2014-C01 M1
3.816%, 1/25/24(l)	171,302	172,252
Series 2014-C04 2M2
7.216%, 11/25/24(l)	2,104,724	2,378,555
Series 2015-72 PC
3.000%, 10/25/43	5,608,499	5,588,786
Series 2016-C03 1M1
4.216%, 10/25/28(l)	1,841,438	1,863,113
Series 2016-C03 2M1
4.416%, 10/25/28(l)	300,217	300,917
Series 2016-C04 1M1
3.666%, 1/25/29(l)	652,501	656,972
Series 2016-C05 2M1
3.566%, 1/25/29(l)	323,249	324,151
Series 2016-C06 1M1
3.516%, 4/25/29(l)	2,801,555	2,825,432
Series 2016-C07 2M1
3.516%, 5/25/29(l)	557,735	559,553
Series 2017-C01 1M1
3.516%, 7/25/29(l)	1,439,999	1,449,823
Series 2017-C02 2M1
3.366%, 9/25/29(l)	1,621,953	1,631,770
NCUA Guaranteed Notes Trust,
Series 2010-R3 1A
2.680%, 12/8/20(l)	4,696,021	4,708,194
Series 2010-R3 2A
2.680%, 12/8/20(l)	522,760	525,339
Wells Fargo Credit Risk Transfer Securities Trust,
Series 2015-WF1 2M1
5.066%, 11/25/25(b)(l)§	161,667	162,265

Total Collateralized Mortgage Obligations		84,374,067

Commercial Mortgage-Backed Securities (2.1%)
Ashford Hospitality Trust,
Series 2018-KEYS A
3.158%, 5/15/35(l)§	3,000,000	3,002,751
BAMLL Commercial Mortgage Securities Trust,
Series 2017-SCH AF
3.158%, 11/15/33(l)§	3,005,000	3,039,131
BHMS Mortgage Trust,
Series 2018-ATLS A
3.408%, 7/15/35(l)§	2,845,000	2,848,618
CGRBS Commercial Mortgage Trust,
Series 2013-VN05 A
3.369%, 3/13/35§	2,000,000	1,984,949
Great Wolf Trust,
Series 2017-WOLF A
3.158%, 9/15/34(l)§	2,267,000	2,267,731
GS Mortgage Securities Trust,
Series 2012-GCJ7 AS
4.085%, 5/10/45	3,230,000	3,295,986
JP Morgan Chase Commercial Mortgage Securities Trust,
Series 2004-LN2 A1A
4.838%, 7/15/41(b)(l)§	63,621	63,631
Series 2012-C8 C
4.761%, 10/15/45(l)§	1,752,000	1,767,473
Morgan Stanley Capital I Trust,
Series 2005-IQ9 D
5.000%, 7/15/56	1,550,000	1,440,393
Series 2015-XLF2 SNMA
4.081%, 11/15/26(b)(l)§	1,236,996	1,236,061
Starwood Retail Property Trust,
Series 2014-STAR A
3.378%, 11/15/27(l)§	4,697,531	4,703,408
WFRBS Commercial Mortgage Trust,
Series 2011-C2 C
5.392%, 2/15/44(l)§	1,985,000	2,038,117
Series 2014-C24 A2
2.863%, 11/15/47	2,757,361	2,754,449

Total Commercial Mortgage-Backed Securities		30,442,698

Corporate Bonds (8.2%)
Communication Services (0.5%)
Diversified Telecommunication Services (0.5%)
AT&T, Inc.
5.800%, 2/15/19	4,355,000	4,402,714
4.125%, 2/17/26	2,943,000	2,908,152

		7,310,866

Total Communication Services		7,310,866

Consumer Staples (0.4%)
Beverages (0.1%)
Molson Coors Brewing Co.
2.250%, 3/15/20	1,520,000	1,498,556

Food & Staples Retailing (0.3%)
Kroger Co. (The)
6.150%, 1/15/20	3,510,000	3,637,677

Total Consumer Staples		5,136,233

Energy (0.0%)
Oil, Gas & Consumable Fuels (0.0%)
Energy Transfer Partners LP
9.700%, 3/15/19	69,000	71,174
EOG Resources, Inc.
6.875%, 10/1/18	31,000	31,000
Nexen Energy ULC
6.200%, 7/30/19	25,000	25,552

Total Energy		127,726

Financials (6.4%)
Banks (3.9%)
Banco Santander SA
3.500%, 4/11/22(x)	2,600,000	2,544,509

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

AXA/AB SHORT DURATION GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

	Principal Amount	Value (Note 1)
Bank of Nova Scotia (The)
2.500%, 1/8/21	$3,055,000	$3,004,140
BB&T Corp.
2.625%, 6/29/20(x)	1,284,000	1,274,367
BNP Paribas SA
2.375%, 5/21/20	1,468,000	1,449,551
Citigroup, Inc.
(ICE LIBOR USD 3 Month + 0.72%), 3.142%, 1/24/23(k)	4,500,000	4,407,813
Credit Agricole SA
2.750%, 6/10/20§	2,219,000	2,195,728
Huntington National Bank (The)
2.375%, 3/10/20	4,715,000	4,661,815
KeyBank NA
2.500%, 11/22/21	4,000,000	3,886,037
Manufacturers & Traders Trust Co.
2.300%, 1/30/19	4,680,000	4,675,832
2.625%, 1/25/21	2,500,000	2,459,188
MUFG Bank Ltd.
2.300%, 3/5/20§	2,600,000	2,566,767
PNC Bank NA
(ICE LIBOR USD 3 Month + 0.25%), 2.597%, 1/22/21(k)	5,200,000	5,206,094
Sumitomo Mitsui Banking Corp.
1.966%, 1/11/19	4,883,000	4,874,713
US Bancorp
(ICE LIBOR USD 3 Month + 0.49%), 2.804%, 11/15/18(k)	3,195,000	3,196,892
Wells Fargo & Co.
2.125%, 4/22/19	2,194,000	2,186,557
3.069%, 1/24/23	3,081,000	2,998,355
Westpac Banking Corp.
2.650%, 1/25/21	5,197,000	5,119,991

		56,708,349

Capital Markets (0.7%)
Deutsche Bank AG
3.150%, 1/22/21	2,227,000	2,173,420
ING Bank NV
5.800%, 9/25/23§	2,625,000	2,762,056
UBS AG
2.200%, 6/8/20§	5,479,000	5,384,533

		10,320,009

Consumer Finance (1.3%)
Caterpillar Financial Services Corp.
2.100%, 1/10/20	3,900,000	3,858,309
General Motors Financial Co., Inc.
3.150%, 1/15/20(x)	3,800,000	3,798,175
Harley-Davidson Financial Services, Inc.
2.250%, 1/15/19§	6,570,000	6,561,143
Hertz Vehicle Financing II LP
2.730%, 3/25/21	4,695,000	4,650,038

		18,867,665

Insurance (0.3%)
Metropolitan Life Global Funding I
2.500%, 12/3/20§	5,000,000	4,910,629
Reinsurance Group of America, Inc.
6.450%, 11/15/19	31,000	32,062

		4,942,691

Thrifts & Mortgage Finance (0.2%)
BPCE SA
2.650%, 2/3/21	2,980,000	2,926,145

Total Financials		93,764,859

Health Care (0.5%)
Biotechnology (0.5%)
Biogen, Inc.
4.050%, 9/15/25	3,541,000	3,555,515
Gilead Sciences, Inc.
2.550%, 9/1/20	3,645,000	3,606,347

Total Health Care		7,161,862

Industrials (0.0%)
Aerospace & Defense (0.0%)
Goodrich Corp.
4.875%, 3/1/20	31,000	31,619

Total Industrials		31,619

Information Technology (0.3%)
Technology Hardware, Storage & Peripherals (0.3%)
Hewlett Packard Enterprise Co.
2.100%, 10/4/19§	3,696,000	3,662,992

Total Information Technology		3,662,992

Materials (0.0%)
Containers & Packaging (0.0%)
Avery Dennison Corp.
5.375%, 4/15/20	31,000	31,770

Total Materials		31,770

Utilities (0.1%)
Electric Utilities (0.0%)
Duke Energy Florida LLC
4.550%, 4/1/20	15,000	15,264

Independent Power and Renewable Electricity Producers (0.1%)
Exelon Generation Co. LLC
2.950%, 1/15/20	2,199,000	2,192,425

Total Utilities		2,207,689

Total Corporate Bonds		119,435,616

Foreign Government Securities (2.1%)
Iraq Government AID Bond
2.149%, 1/18/22	10,289,000	9,946,885
Kingdom of Jordan
2.578%, 6/30/22	5,000,000	4,928,000
Republic of Korea
7.125%, 4/16/19(x)	154,000	157,314
Republic of Panama
5.200%, 1/30/20	462,000	474,705
State of Israel
5.125%, 3/26/19(x)	138,000	139,380
Ukraine Government AID Bonds
1.471%, 9/29/21	14,700,000	14,010,570

Total Foreign Government Securities		29,656,854

Municipal Bonds (0.0%)
Arizona Salt River Project, Agricultural Improvement & Power District, Revenue Bonds, Series 2010A
4.839%, 1/1/41	18,000	20,157

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

AXA/AB SHORT DURATION GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

	Principal Amount	Value (Note 1)
Central Puget Sound Regional Transit Authority, Revenue Bonds, Series 2009P-2T
5.491%, 11/1/39	$6,000	$7,240
City & County of Denver, General Obligation Bonds, Series 2010B
5.650%, 8/1/30	6,000	6,265
City & County of San Francisco Public Utilities Commission, Revenue Bonds, Series 2010E
6.000%, 11/1/40	8,000	9,819
City of Chicago, International Airport, Revenue Bonds, Series 2010B
6.845%, 1/1/38	8,000	8,313
6.395%, 1/1/40	6,000	7,708
City of New York Municipal Water Finance Authority, Water & Sewer System, Revenue Bonds, Series 2010EE
6.011%, 6/15/42	6,000	7,683
City of New York Municipal Water Finance Authority, Water & Sewer System, Revenue Bonds, Series 2010GG
5.724%, 6/15/42	8,000	9,941
City of New York Transitional Finance Authority, Future Tax Secured Bonds, Revenue Bonds, Series 2011A
5.508%, 8/1/37	7,000	8,216
City of New York, General Obligation Bonds, Series 2009-A1
5.206%, 10/1/31	6,000	6,657
Commonwealth of Massachusetts, General Obligation Bonds, Series 2009E
5.456%, 12/1/39	7,000	8,298
County of Clark Airport System, Revenue Bonds, Series 2009B
6.881%, 7/1/42	6,000	6,173
County of Los Angeles Community College District, General Obligation Bonds, Series 2008-E
6.600%, 8/1/42	31,000	42,688
6.750%, 8/1/49	6,000	8,672
County of Los Angeles Unified School District, General Obligation Bonds, Series 2009-KRY
5.755%, 7/1/29	6,000	6,878
5.750%, 7/1/34	7,000	8,280
County of Nashville & Davidson Convention Center Authority, Revenue Bonds, Series 2010B
6.731%, 7/1/43	6,000	7,887
County of San Diego Regional Airport Authority, Revenue Bonds, Series 2010B
6.138%, 5/1/49	6,000	7,802
Georgia Municipal Electric Authority, Revenue Bonds, Series 2010A
6.637%, 4/1/57	38,000	44,824
Massachusetts Water Pollution Abatement Trust, Revenue Bonds, Series 2010-15B
5.192%, 8/1/40	45,000	48,876
Metropolitan Transportation Authority, Revenue Bonds, Series 2010A
6.668%, 11/15/39	8,000	10,367
Metropolitan Transportation Authority, Revenue Bonds, Series 2010B-1
6.548%, 11/15/31	6,000	7,287
6.648%, 11/15/39	6,000	7,714
Metropolitan Washington Airports Authority, Revenue Bonds, Series 2009D
7.462%, 10/1/46	9,000	12,824
New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Revenue Bonds, Series 2010B
6.561%, 12/15/40	31,000	37,299
North Texas Tollway Authority System, Revenue Bonds, Series 2009B
6.718%, 1/1/49	8,000	11,244
Ohio State University, Revenue Bonds, Series 2010C
4.910%, 6/1/40	6,000	6,752
Pennsylvania Turnpike Commission, Revenue Bonds, Series 2010B
5.511%, 12/1/45	9,000	10,730
5.561%, 12/1/49	7,000	8,530
San Francisco Bay Area Toll Authority, Subordinate Toll Bridge, Revenue Bonds, Series 2010-S1
6.793%, 4/1/30	6,000	7,047
6.918%, 4/1/40	6,000	8,058
7.043%, 4/1/50	6,000	8,790
San Francisco Bay Area Toll Authority, Toll Bridge, Revenue Bonds, Series 2009-F2
6.263%, 4/1/49	7,000	9,550
State of California, Various Purposes, General Obligation Bonds, Series 2009
7.350%, 11/1/39	6,000	8,426
State of Georgia, General Obligation Bonds, Series 2009H
4.503%, 11/1/25	6,000	6,207
State of New York Dormitory Authority, Personal Income Tax, Revenue Bonds, Series 2010D
5.500%, 3/15/30	6,000	6,723
5.600%, 3/15/40	6,000	7,122
State of New York Urban Development Corp., Personal Income Tax, Revenue Bonds, Series 2009E
5.770%, 3/15/39	8,000	9,209
State of Washington Motor Vehicle Fuel Tax, Revenue Bonds, Series 2010D
5.481%, 8/1/39	6,000	7,160

See Notes to Portfolio of Investments.

4

EQ ADVISORS TRUST

AXA/AB SHORT DURATION GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

	Principal Amount	Value (Note 1)
State of Washington Motor Vehicle Fuel Tax, Revenue Bonds, Series 2010F
5.090%, 8/1/33	$6,000	$6,682
5.140%, 8/1/40	6,000	7,003

Total Municipal Bonds		487,101

Supranational (0.0%)
Corp. Andina de Fomento
8.125%, 6/4/19	46,000	47,506
Inter-American Development Bank
3.875%, 2/14/20	307,000	311,279

Total Supranational		358,785

U.S. Government Agency Securities (23.7%)
FFCB
1.300%, 12/14/18	14,111,000	14,077,375
FHLB
1.250%, 1/16/19	25,000,000	24,913,468
2.280%, 9/20/19(e)	25,835,000	25,827,802
2.375%, 3/30/20	9,000,000	8,951,731
2.625%, 5/28/20	20,550,000	20,504,112
2.625%, 10/1/20	33,585,000	33,447,973
5.500%, 7/15/36	12,000	15,306
FHLMC
0.875%, 10/12/18	19,001,000	18,992,096
1.050%, 10/26/18	4,976,000	4,971,005
2.750%, 6/19/23	2,717,000	2,682,934
FNMA
1.125%, 10/19/18	37,000,000	36,980,804
1.625%, 11/27/18	81,000,000	80,933,758
1.500%, 7/30/20	29,270,000	28,564,210
2.500%, 4/13/21	14,000,000	13,859,360
2.750%, 6/22/21	29,016,000	28,899,962

Total U.S. Government Agency Securities		343,621,896

U.S. Treasury Obligations (46.9%)
U.S. Treasury Inflation Linked Notes
1.250%, 7/15/20 TIPS	31,263,135	31,622,798
0.125%, 4/15/21 TIPS	19,086,056	18,694,137
0.625%, 7/15/21 TIPS	17,286,135	17,240,102
U.S. Treasury Notes
0.750%, 10/31/18	19,055,500	19,032,426
1.250%, 12/15/18	103,918,000	103,714,633
0.750%, 2/15/19	170,537,000	169,530,439
3.375%, 11/15/19	25,588,000	25,776,911
2.250%, 2/29/20	16,337,000	16,225,258
1.625%, 3/15/20	34,883,000	34,328,416
2.250%, 3/31/20	23,354,000	23,180,669
1.375%, 8/31/20	10,214,000	9,941,054
2.625%, 8/31/20	21,479,000	21,404,410
1.375%, 9/30/20	32,698,000	31,782,966
1.625%, 10/15/20	23,698,000	23,134,618
1.750%, 10/31/20	26,354,000	25,778,123
2.625%, 11/15/20	25,151,000	25,036,641
2.000%, 11/30/20	14,592,000	14,335,387
1.375%, 4/30/21	22,244,000	21,425,839
2.750%, 8/15/21	21,452,000	21,372,057
1.125%, 9/30/21	29,923,000	28,417,966

Total U.S. Treasury Obligations		681,974,850

Total Long-Term Debt Securities (92.3%) (Cost $1,347,376,286)		1,341,126,434

SHORT-TERM INVESTMENTS:
Repurchase Agreements (0.0%)
Bank of America NA, 2.27%, dated 9/28/18, due 10/1/18, repurchase price $100,019, collateralized by various U.S. Government Agency Securities, 3.000%, maturing 10/20/46; total market value $102,000.(xx)	100,000	100,000
Deutsche Bank Securities, Inc., 2.26%, dated 9/28/18, due 10/1/18, repurchase price $124,398, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 5/15/19-8/15/47; total market value $126,862.(xx)	124,375	124,375
Natwest Markets Securities, Inc., 2.19%, dated 9/28/18, due 10/5/18, repurchase price $250,106, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-3.375%, maturing 2/15/19-5/15/44; total market value $255,047.(xx)	250,000	250,000

Total Repurchase Agreements		474,375

U.S. Treasury Obligations (6.9%)
U.S. Treasury Bills
1.87%, 10/11/18(p)	29,141,000	29,124,346
2.30%, 2/28/19(p)	19,458,000	19,272,149
2.45%, 6/20/19(p)	52,483,000	51,558,737

Total U.S. Treasury Obligations		99,955,232

Total Short-Term Investments (6.9%) (Cost $100,522,109)		100,429,607

Total Investments in Securities (99.2%) (Cost $1,447,898,395)		1,441,556,041
Other Assets Less Liabilities (0.8%)		11,846,168

Net Assets (100%)		$1,453,402,209

§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At September 30, 2018, the market value of these securities amounted to $85,183,037 or 5.9% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(b)	Rule 144A Illiquid Security. At September 30, 2018, the market value of these securities amounted to $5,976,126 or 0.4% of net assets.

(e)	Step Bond - Coupon rate increases or decreases in increments to maturity. Rate disclosed is as of September 30, 2018. Maturity date disclosed is the ultimate maturity date.

(k)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of September 30, 2018.

(l)

Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of September 30, 2018.

(p)	Yield to maturity.

(x)	All or a portion of security is on loan at September 30, 2018.

See Notes to Portfolio of Investments.

5

EQ ADVISORS TRUST

AXA/AB SHORT DURATION GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

(xx)

At September 30, 2018, the Portfolio had loaned securities with a total value of $464,400. This was secured by cash collateral of $474,375 which was subsequently invested in joint repurchase agreements with a total value of $474,375, for which the Portfolio has a proportionate interest as reported in the Portfolio of Investments as Repurchase Agreements.

Glossary:

FFCB — Federal Farm Credit Bank

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corp.

FNMA — Federal National Mortgage Association

ICE — Intercontinental Exchange

LIBOR — London Interbank Offered Rate

NCUA — National Credit Union Administration

TIPS — Treasury Inflation Protected Security

USD — United States Dollar

Futures contracts outstanding as of September 30, 2018 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Short Contracts
U.S. Treasury 10 Year Note	(129)	12/2018	USD	(15,322,781)	150,085
U.S. Treasury 2 Year Note	(172)	12/2018	USD	(36,246,313)	10,545
U.S. Treasury 5 Year Note	(498)	12/2018	USD	(56,013,328)	334,891
U.S. Treasury Long Bond	(8)	12/2018	USD	(1,124,000)	35,301

					530,822

See Notes to Portfolio of Investments.

6

EQ ADVISORS TRUST

AXA/AB SHORT DURATION GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2018:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Asset-Backed Securities	$—	$50,774,567	$—	$50,774,567
Collateralized Mortgage Obligations	—	84,374,067	—	84,374,067
Commercial Mortgage-Backed Securities	—	30,442,698	—	30,442,698
Corporate Bonds
Communication Services	—	7,310,866	—	7,310,866
Consumer Staples	—	5,136,233	—	5,136,233
Energy	—	127,726	—	127,726
Financials	—	93,764,859	—	93,764,859
Health Care	—	7,161,862	—	7,161,862
Industrials	—	31,619	—	31,619
Information Technology	—	3,662,992	—	3,662,992
Materials	—	31,770	—	31,770
Utilities	—	2,207,689	—	2,207,689
Foreign Government Securities	—	29,656,854	—	29,656,854
Futures	530,822	—	—	530,822
Municipal Bonds	—	487,101	—	487,101
Short-Term Investments
Repurchase Agreements	—	474,375	—	474,375
U.S. Treasury Obligations	—	99,955,232	—	99,955,232
Supranational	—	358,785	—	358,785
U.S. Government Agency Securities	—	343,621,896	—	343,621,896
U.S. Treasury Obligations	—	681,974,850	—	681,974,850

Total Assets	$530,822	$1,441,556,041	$—	$1,442,086,863

Total Liabilities	$—	$—	$—	$—

Total	$530,822	$1,441,556,041	$—	$1,442,086,863

There were no transfers between Levels 1, 2 or 3 during the nine months ended September 30, 2018.

As of September 30, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,009,110
Aggregate gross unrealized depreciation	(7,016,407)

Net unrealized depreciation	$(6,007,297)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$1,448,094,160

See Notes to Portfolio of Investments.

7

EQ ADVISORS TRUST

AXA/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (2.6%)
Diversified Telecommunication Services (0.8%)
ATN International, Inc.	5,700	$421,116
Cincinnati Bell, Inc.*	18,852	300,689
Cogent Communications Holdings, Inc.	24,500	1,367,101
Consolidated Communications Holdings, Inc.(x)	42,322	551,879
Frontier Communications Corp.(x)	38,233	248,132
Intelsat SA*	18,800	564,000
Iridium Communications, Inc.*	45,300	1,019,250
Ooma, Inc.*	3,400	56,440
ORBCOMM, Inc.*	20,200	219,372
pdvWireless, Inc.*	2,000	67,800
Vonage Holdings Corp.*	1,005,239	14,234,185
Windstream Holdings, Inc.(x)*	16,067	78,728

		19,128,692

Entertainment (0.8%)
AMC Entertainment Holdings, Inc., Class A(x)	26,562	544,521
Eros International plc*	8,000	96,400
IMAX Corp.*	33,100	853,980
Liberty Media Corp.-Liberty Braves, Class A*	2,300	62,744
Liberty Media Corp.-Liberty Braves, Class C*	16,500	449,625
LiveXLive Media, Inc.(x)*	2,400	9,408
Marcus Corp. (The)	5,600	235,480
Pandora Media, Inc.(x)*	120,800	1,148,808
Reading International, Inc., Class A*	1,600	25,280
Rosetta Stone, Inc.*	4,500	89,505
Take-Two Interactive Software, Inc.*	88,603	12,226,328
World Wrestling Entertainment, Inc., Class A	18,900	1,828,197

		17,570,276

Interactive Media & Services (0.3%)
Care.com, Inc.*	5,100	112,761
Cargurus, Inc.*	23,200	1,292,008
Cars.com, Inc.*	35,000	966,350
Meet Group, Inc. (The)*	13,400	66,330
QuinStreet, Inc.*	14,900	202,193
Travelzoo*	1,000	11,850
TrueCar, Inc.*	58,400	823,440
XO Group, Inc.*	11,400	393,072
Yelp, Inc.*	37,800	1,859,760

		5,727,764

Media (0.6%)
Boston Omaha Corp., Class A(x)*	900	26,910
Cardlytics, Inc.(x)*	2,600	65,104
Central European Media Enterprises Ltd., Class A*	9,500	35,625
Clear Channel Outdoor Holdings, Inc., Class A	7,300	43,435
Daily Journal Corp.(x)*	200	48,200
Emerald Expositions Events, Inc.	4,500	74,160
Entercom Communications Corp., Class A(x)	59,600	470,840
Entravision Communications Corp., Class A	9,500	46,550
EW Scripps Co. (The), Class A	40,165	662,723
Gannett Co., Inc.	61,400	614,614
Gray Television, Inc.*	29,100	509,250
Hemisphere Media Group, Inc.*	2,800	39,060
Liberty Latin America Ltd., Class A*	20,500	427,220
Liberty Latin America Ltd., Class C*	53,600	1,105,768
Loral Space & Communications, Inc.*	5,200	236,080
MDC Partners, Inc., Class A*	13,950	57,893
Meredith Corp.(x)	20,100	1,026,105
MSG Networks, Inc., Class A*	31,100	802,380
National CineMedia, Inc.	25,100	265,809
New Media Investment Group, Inc.	26,000	407,940
New York Times Co. (The), Class A	60,500	1,400,575
Nexstar Media Group, Inc., Class A	20,406	1,661,047
Scholastic Corp.	13,300	620,977
Sinclair Broadcast Group, Inc., Class A	36,300	1,029,105
TechTarget, Inc.*	11,200	217,504
TEGNA, Inc.	102,200	1,222,312
tronc, Inc.*	5,100	83,283
WideOpenWest, Inc.(x)*	9,300	104,253

		13,304,722

Wireless Telecommunication Services (0.1%)
Boingo Wireless, Inc.*	17,700	617,730
Gogo, Inc.(x)*	36,600	189,954
NII Holdings, Inc.(x)*	24,100	141,226
Shenandoah Telecommunications Co.	27,328	1,058,960
Spok Holdings, Inc.	7,843	120,782

		2,128,652

Total Communication Services		57,860,106

Consumer Discretionary (15.6%)
Auto Components (0.5%)
American Axle & Manufacturing Holdings, Inc.*	47,100	821,424
Cooper Tire & Rubber Co.	23,800	673,540
Cooper-Standard Holdings, Inc.*	8,700	1,043,826
Dana, Inc.	69,100	1,290,097
Dorman Products, Inc.*	14,000	1,076,880
Fox Factory Holding Corp.*	17,000	1,190,850
Gentherm, Inc.*	19,800	899,910
LCI Industries	11,300	935,640
Modine Manufacturing Co.*	23,400	348,660
Motorcar Parts of America, Inc.*	6,000	140,700
Standard Motor Products, Inc.	10,800	531,576
Stoneridge, Inc.*	12,500	371,500
Superior Industries International, Inc.	9,700	165,385
Tenneco, Inc.	25,400	1,070,356
Tower International, Inc.	5,600	169,400

		10,729,744

Automobiles (0.0%)
Winnebago Industries, Inc.	16,200	537,030

Distributors (0.1%)
Core-Mark Holding Co., Inc.	27,600	937,296
Funko, Inc., Class A(x)*	5,700	135,033
Weyco Group, Inc.	3,100	109,058

		1,181,387

Diversified Consumer Services (2.7%)
Adtalem Global Education, Inc.*	28,000	1,349,600
American Public Education, Inc.*	7,450	246,223
Bright Horizons Family Solutions, Inc.*	166,505	19,620,949
Cambium Learning Group, Inc.*	4,700	55,648
Career Education Corp.*	34,500	515,085
Carriage Services, Inc.	1,500	32,325
Chegg, Inc.*	495,226	14,079,275
Grand Canyon Education, Inc.*	156,044	17,601,763
Houghton Mifflin Harcourt Co.*	69,300	485,100
K12, Inc.*	12,300	217,710
Laureate Education, Inc., Class A*	39,500	609,880

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

AXA/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Regis Corp.*	20,210	$412,890
Sotheby’s*	18,500	910,015
Strategic Education, Inc.	11,531	1,580,093
Weight Watchers International, Inc.*	18,200	1,310,218

		59,026,774

Hotels, Restaurants & Leisure (3.5%)
BBX Capital Corp.	2,300	17,066
Belmond Ltd., Class A*	43,700	797,525
Biglari Holdings, Inc., Class A*	177	163,194
BJ’s Restaurants, Inc.	11,800	851,960
Bloomin’ Brands, Inc.	51,100	1,011,269
Bluegreen Vacations Corp.(x)	1,500	26,835
Bojangles’, Inc.*	5,900	92,630
Boyd Gaming Corp.	39,200	1,326,920
Brinker International, Inc.(x)	23,900	1,116,847
Carrols Restaurant Group, Inc.*	12,200	178,120
Century Casinos, Inc.*	2,900	21,634
Cheesecake Factory, Inc. (The)	22,000	1,177,880
Chipotle Mexican Grill, Inc.*	20,260	9,208,575
Churchill Downs, Inc.	6,300	1,749,510
Chuy’s Holdings, Inc.*	2,500	65,625
Cracker Barrel Old Country Store, Inc.(x)	10,000	1,471,300
Dave & Buster’s Entertainment, Inc.*	19,800	1,311,156
Del Frisco’s Restaurant Group, Inc.*	2,000	16,600
Del Taco Restaurants, Inc.*	5,100	60,231
Denny’s Corp.*	29,712	437,361
Dine Brands Global, Inc.	11,300	918,803
Drive Shack, Inc. (REIT)*	10,000	59,600
El Pollo Loco Holdings, Inc.*	3,500	43,925
Eldorado Resorts, Inc.(x)*	31,014	1,507,280
Empire Resorts, Inc.(x)*	1,200	11,160
Fiesta Restaurant Group, Inc.*	7,400	197,950
Golden Entertainment, Inc.*	5,800	139,258
Hilton Grand Vacations, Inc.*	468,879	15,519,895
International Speedway Corp., Class A	12,900	565,020
J Alexander’s Holdings, Inc.*	3,082	36,676
Jack in the Box, Inc.	13,700	1,148,471
Lindblad Expeditions Holdings, Inc.*	4,600	68,402
Marriott Vacations Worldwide Corp.	20,018	2,237,012
Monarch Casino & Resort, Inc.*	7,100	322,695
Nathan’s Famous, Inc.	400	32,960
Noodles & Co.(x)*	7,600	91,960
OBH, Inc.*	770	139,640
Papa John’s International, Inc.(x)	14,166	726,432
Penn National Gaming, Inc.*	39,800	1,310,216
Pinnacle Entertainment, Inc.*	31,700	1,067,973
Planet Fitness, Inc., Class A*	415,514	22,450,220
PlayAGS, Inc.*	3,400	100,198
Potbelly Corp.*	2,100	25,830
RCI Hospitality Holdings, Inc.	900	26,649
Red Lion Hotels Corp.*	2,400	30,000
Red Robin Gourmet Burgers, Inc.*	9,600	385,440
Red Rock Resorts, Inc., Class A	33,000	879,450
Ruth’s Hospitality Group, Inc.	10,200	321,810
Scientific Games Corp., Class A*	26,200	665,480
SeaWorld Entertainment, Inc.*	26,000	817,180
Shake Shack, Inc., Class A*	10,400	655,304
Sonic Corp.	16,800	728,112
Speedway Motorsports, Inc.	3,800	67,830
Texas Roadhouse, Inc.	31,100	2,154,919
Wingstop, Inc.	14,100	962,607
Zoe’s Kitchen, Inc.(x)*	3,300	41,976

		77,560,571

Household Durables (0.7%)
AV Homes, Inc.*	8,300	166,000
Bassett Furniture Industries, Inc.	800	17,000
Beazer Homes USA, Inc.*	14,200	149,100
Cavco Industries, Inc.*	4,800	1,214,400
Century Communities, Inc.*	12,100	317,625
Ethan Allen Interiors, Inc.	12,200	253,150
Flexsteel Industries, Inc.	700	20,818
GoPro, Inc., Class A(x)*	35,800	257,760
Green Brick Partners, Inc.*	2,700	27,270
Hamilton Beach Brands Holding Co., Class A	1,000	21,940
Helen of Troy Ltd.*	12,500	1,636,251
Hooker Furniture Corp.	1,700	57,460
Hovnanian Enterprises, Inc., Class A*	24,600	39,360
Installed Building Products, Inc.*	10,400	405,600
iRobot Corp.(x)*	14,119	1,551,960
KB Home	40,700	973,137
La-Z-Boy, Inc.	25,600	808,960
LGI Homes, Inc.(x)*	8,400	398,496
Lifetime Brands, Inc.	2,700	29,430
M.D.C. Holdings, Inc.	21,864	646,737
M/I Homes, Inc.*	12,800	306,304
Meritage Homes Corp.*	17,900	714,210
New Home Co., Inc. (The)*	2,200	17,732
Roku, Inc.*	20,400	1,489,812
Skyline Champion Corp.	13,600	388,552
Taylor Morrison Home Corp., Class A*	51,300	925,452
TopBuild Corp.*	16,200	920,484
TRI Pointe Group, Inc.*	71,275	883,810
Tupperware Brands Corp.	24,200	809,490
Universal Electronics, Inc.*	9,500	373,825
William Lyon Homes, Class A*	11,300	179,557
ZAGG, Inc.*	5,700	84,075

		16,085,757

Internet & Direct Marketing Retail (3.4%)
1-800-Flowers.com, Inc., Class A*	5,000	59,000
Duluth Holdings, Inc., Class B(x)*	5,400	169,884
Etsy, Inc.*	374,680	19,251,058
Fluent, Inc.(x)*	7,500	16,125
Groupon, Inc.*	207,900	783,783
GrubHub, Inc.*	148,120	20,532,395
Lands’ End, Inc.(x)*	8,400	147,420
Leaf Group Ltd.*	500	5,000
Liberty Expedia Holdings, Inc., Class A*	25,700	1,208,928
Liberty TripAdvisor Holdings, Inc., Class A*	41,000	608,850
Liquidity Services, Inc.*	1,100	6,985
Nutrisystem, Inc.	15,100	559,455
Overstock.com, Inc.(x)*	8,000	221,600
PetMed Express, Inc.(x)	9,600	316,896
Quotient Technology, Inc.*	33,500	519,250
Remark Holdings, Inc.(x)*	3,500	11,165
Shutterfly, Inc.*	187,000	12,321,430
Shutterstock, Inc.	9,700	529,426
Stamps.com, Inc.*	8,200	1,854,840
Wayfair, Inc., Class A*	112,200	16,568,574

		75,692,064

Leisure Products (0.2%)
Acushnet Holdings Corp.	14,600	400,478
American Outdoor Brands Corp.*	25,300	392,909
Callaway Golf Co.	47,000	1,141,630
Johnson Outdoors, Inc., Class A	1,300	120,887
Malibu Boats, Inc., Class A*	9,700	530,784
Marine Products Corp.	24,900	569,961
MCBC Holdings, Inc.*	3,600	129,168
Nautilus, Inc.*	9,100	126,945
Sturm Ruger & Co., Inc.(x)	8,300	573,115

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

AXA/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Vista Outdoor, Inc.*	27,800	$497,342

		4,483,219

Multiline Retail (0.8%)
Big Lots, Inc.	23,200	969,528
Dillard’s, Inc., Class A(x)	7,400	564,916
JC Penney Co., Inc.(x)*	150,800	250,328
Ollie’s Bargain Outlet Holdings, Inc.*	172,845	16,610,405
Sears Holdings Corp.(x)*	20,700	20,033

		18,415,210

Specialty Retail (3.3%)
Aaron’s, Inc.	34,300	1,867,978
Abercrombie & Fitch Co., Class A	38,100	804,672
American Eagle Outfitters, Inc.	87,000	2,160,210
America’s Car-Mart, Inc.*	1,200	93,840
Asbury Automotive Group, Inc.*	11,400	783,750
Ascena Retail Group, Inc.*	82,864	378,688
At Home Group, Inc.*	20,900	658,977
Barnes & Noble Education, Inc.*	3,800	21,888
Barnes & Noble, Inc.	19,600	113,680
Bed Bath & Beyond, Inc.(x)	63,400	951,000
Boot Barn Holdings, Inc.*	13,000	369,330
Buckle, Inc. (The)(x)	14,700	338,835
Burlington Stores, Inc.*	105,560	17,197,835
Caleres, Inc.	20,300	727,958
Camping World Holdings, Inc., Class A(x)	14,700	313,404
Carvana Co.(x)*	15,300	904,077
Cato Corp. (The), Class A	6,800	142,936
Chico’s FAS, Inc.	78,600	681,462
Children’s Place, Inc. (The)	9,845	1,258,191
Citi Trends, Inc.	1,100	31,647
Conn’s, Inc.(x)*	9,800	346,430
DSW, Inc., Class A	35,100	1,189,188
Express, Inc.*	25,300	279,818
Five Below, Inc.*	194,459	25,291,338
GameStop Corp., Class A(x)	47,300	722,271
Genesco, Inc.*	10,800	508,680
GNC Holdings, Inc., Class A(x)*	65,300	270,342
Group 1 Automotive, Inc.	12,800	830,720
Guess?, Inc.	39,000	881,400
Haverty Furniture Cos., Inc.	2,600	57,460
Hudson Ltd., Class A*	18,500	417,360
J. Jill, Inc.*	3,200	19,776
Lithia Motors, Inc., Class A	12,000	979,920
Lumber Liquidators Holdings, Inc.*	13,400	207,566
MarineMax, Inc.*	8,800	187,000
Monro, Inc.	18,650	1,298,040
Murphy USA, Inc.*	14,700	1,256,262
National Vision Holdings, Inc.*	22,961	1,036,460
Office Depot, Inc.	288,900	927,369
Party City Holdco, Inc.(x)*	26,800	363,140
Pier 1 Imports, Inc.(x)	8,100	12,150
Rent-A-Center, Inc.*	22,700	326,426
RH(x)*	9,608	1,258,744
Sally Beauty Holdings, Inc.*	57,800	1,062,942
Shoe Carnival, Inc.	4,000	154,000
Signet Jewelers Ltd.	27,800	1,832,854
Sleep Number Corp.(x)*	21,100	776,058
Sonic Automotive, Inc., Class A	8,800	170,280
Tailored Brands, Inc.(x)	28,000	705,320
Tile Shop Holdings, Inc.	6,600	47,190
Tilly’s, Inc., Class A	1,900	36,005
Winmark Corp.	300	49,800
Zumiez, Inc.*	11,200	295,120

		73,597,787

Textiles, Apparel & Luxury Goods (0.4%)
Crocs, Inc.*	35,900	764,311
Culp, Inc.	900	21,780
Deckers Outdoor Corp.*	14,900	1,766,842
Fossil Group, Inc.*	23,300	542,424
G-III Apparel Group Ltd.*	24,000	1,156,560
Movado Group, Inc.	7,400	310,060
Oxford Industries, Inc.	7,600	685,520
Perry Ellis International, Inc.*	1,300	35,529
Steven Madden Ltd.	29,262	1,547,960
Superior Group of Cos., Inc.	1,100	20,922
Unifi, Inc.*	1,500	42,495
Vera Bradley, Inc.*	8,300	126,658
Wolverine World Wide, Inc.	50,500	1,972,025

		8,993,086

Total Consumer Discretionary		346,302,629

Consumer Staples (1.3%)
Beverages (0.1%)
Boston Beer Co., Inc. (The), Class A*	4,900	1,408,750
Castle Brands, Inc.(x)*	21,900	23,433
Celsius Holdings, Inc.(x)*	1,200	4,836
Coca-Cola Bottling Co. Consolidated	2,600	473,928
Craft Brew Alliance, Inc.*	1,300	21,255
MGP Ingredients, Inc.	6,100	481,778
National Beverage Corp.(x)*	5,700	664,734
Primo Water Corp.*	5,900	106,495

		3,185,209

Food & Staples Retailing (0.3%)
Andersons, Inc. (The)	17,700	666,405
BJ’s Wholesale Club Holdings, Inc.(x)*	20,412	546,633
Chefs’ Warehouse, Inc. (The)*	10,300	374,405
Ingles Markets, Inc., Class A	1,900	65,075
Natural Grocers by Vitamin Cottage, Inc.(x)*	4,500	76,005
Performance Food Group Co.*	47,900	1,595,071
PriceSmart, Inc.	12,700	1,028,065
Rite Aid Corp.(x)*	496,200	635,136
Smart & Final Stores, Inc.*	4,400	25,080
SpartanNash Co.	19,320	387,559
SUPERVALU, Inc.*	17,900	576,738
United Natural Foods, Inc.*	25,200	754,740
Village Super Market, Inc., Class A	1,500	40,800
Weis Markets, Inc.	3,600	156,240

		6,927,952

Food Products (0.5%)
Alico, Inc.(x)	100	3,380
B&G Foods, Inc.(x)	36,100	990,945
Calavo Growers, Inc.(x)	8,400	811,440
Cal-Maine Foods, Inc.	18,200	879,060
Darling Ingredients, Inc.*	73,722	1,424,309
Dean Foods Co.	44,900	318,790
Farmer Brothers Co.*	1,400	36,960
Fresh Del Monte Produce, Inc.	17,800	603,242
Freshpet, Inc.*	12,400	455,080
Hostess Brands, Inc.*	38,900	430,623
J&J Snack Foods Corp.	8,600	1,297,654
John B Sanfilippo & Son, Inc.	2,000	142,760
Lancaster Colony Corp.	10,100	1,507,020
Landec Corp.*	1,400	20,160
Limoneira Co.	1,500	39,165
Sanderson Farms, Inc.	9,800	1,013,026
Seneca Foods Corp., Class A*	1,000	33,700
Simply Good Foods Co. (The)*	28,400	552,380
Tootsie Roll Industries, Inc.(x)	6,886	201,416

		10,761,110

Household Products (0.1%)
Central Garden & Pet Co.(x)*	2,400	86,496

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

AXA/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Central Garden & Pet Co., Class A*	15,500	$513,670
Oil-Dri Corp. of America	700	26,992
WD-40 Co.	7,800	1,342,380

		1,969,538

Personal Products (0.2%)
Edgewell Personal Care Co.*	25,400	1,174,242
elf Beauty, Inc.(x)*	7,900	100,567
Inter Parfums, Inc.	5,800	373,810
Medifast, Inc.	5,100	1,129,905
Natural Health Trends Corp.(x)	1,700	39,576
Nature’s Sunshine Products, Inc.*	7,800	68,250
Revlon, Inc., Class A(x)*	5,500	122,650
USANA Health Sciences, Inc.*	7,400	892,070

		3,901,070

Tobacco (0.1%)
22nd Century Group, Inc.(x)*	13,500	37,935
Pyxus International, Inc.*	1,600	36,800
Turning Point Brands, Inc.	2,200	91,212
Universal Corp.	12,000	780,000
Vector Group Ltd.(x)	57,900	797,865

		1,743,812

Total Consumer Staples		28,488,691

Energy (3.2%)
Energy Equipment & Services (1.8%)
Archrock, Inc.	62,200	758,840
Basic Energy Services, Inc.*	17,100	170,829
Bristow Group, Inc.*	31,301	379,681
C&J Energy Services, Inc.*	30,400	632,320
Cactus, Inc., Class A*	255,535	9,781,880
CARBO Ceramics, Inc.(x)*	9,800	71,050
Covia Holdings Corp.*	22,760	204,157
Dawson Geophysical Co.*	800	4,952
Diamond Offshore Drilling, Inc.(x)*	31,400	628,000
Dril-Quip, Inc.*	18,400	961,400
Era Group, Inc.*	8,300	102,505
Exterran Corp.*	19,200	509,376
Forum Energy Technologies, Inc.*	37,900	392,265
Frank’s International NV*	19,600	170,128
FTS International, Inc.*	10,300	121,437
Gulfmark Offshore, Inc.(x)*	500	18,650
Helix Energy Solutions Group, Inc.*	75,800	748,904
Independence Contract Drilling, Inc.(x)*	1,000	4,940
ION Geophysical Corp.*	1,800	27,990
Keane Group, Inc.*	18,500	228,845
Key Energy Services, Inc.*	3,100	35,464
KLX Energy Services Holdings, Inc.*	9,600	307,296
Liberty Oilfield Services, Inc., Class A(x)	20,900	450,813
Mammoth Energy Services, Inc.(x)	9,100	264,810
Matrix Service Co.*	13,900	342,635
McDermott International, Inc.*	90,678	1,671,196
Natural Gas Services Group, Inc.*	7,900	166,690
NCS Multistage Holdings, Inc.(x)*	4,800	79,248
Newpark Resources, Inc.*	56,300	582,705
Nine Energy Service, Inc.*	3,600	110,088
Noble Corp. plc*	118,700	834,461
Nuverra Environmental Solutions, Inc.(x)*	300	3,336
Ocean Rig UDW, Inc., Class A*	25,700	889,734
Oceaneering International, Inc.*	422,260	11,654,375
Oil States International, Inc.*	28,300	939,560
PHI, Inc. (Non-Voting)*	10,400	97,136
Pioneer Energy Services Corp.*	31,600	93,220
Profire Energy, Inc.*	6,500	20,735
ProPetro Holding Corp.*	26,500	436,985
Quintana Energy Services, Inc.(x)*	600	4,404
RigNet, Inc.*	10,700	217,745
Rowan Cos. plc, Class A*	56,700	1,067,661
SEACOR Holdings, Inc.*	10,000	494,100
SEACOR Marine Holdings, Inc.*	15,454	349,724
Select Energy Services, Inc., Class A*	15,300	181,152
Smart Sand, Inc.(x)*	17,200	70,692
Solaris Oilfield Infrastructure, Inc., Class A(x)*	13,100	247,459
Superior Energy Services, Inc.*	74,000	720,760
TETRA Technologies, Inc.*	60,500	272,855
Tidewater, Inc.(x)*	11,300	352,447
Unit Corp.*	27,600	719,256
US Silica Holdings, Inc.(x)	37,900	713,657

		40,310,548

Oil, Gas & Consumable Fuels (1.4%)
Abraxas Petroleum Corp.*	46,300	107,879
Adams Resources & Energy, Inc.	100	4,246
Alta Mesa Resources, Inc.(x)*	24,100	100,738
Amyris, Inc.*	6,000	47,640
Approach Resources, Inc.(x)*	8,100	18,063
Arch Coal, Inc., Class A	10,700	956,580
Ardmore Shipping Corp.*	3,400	22,100
Berry Petroleum Corp.	7,200	126,864
Bonanza Creek Energy, Inc.*	8,700	259,086
California Resources Corp.(x)*	20,200	980,306
Callon Petroleum Co.*	121,437	1,456,030
Carrizo Oil & Gas, Inc.*	36,900	929,880
Clean Energy Fuels Corp.*	28,300	73,580
Cloud Peak Energy, Inc.*	9,900	22,770
CONSOL Energy, Inc.*	13,200	538,692
CVR Energy, Inc.	13,900	559,058
Delek US Holdings, Inc.	36,623	1,553,914
Denbury Resources, Inc.*	217,400	1,347,880
DHT Holdings, Inc.	63,700	299,390
Dorian LPG Ltd.*	21,115	168,287
Earthstone Energy, Inc., Class A*	3,000	28,140
Eclipse Resources Corp.*	70,398	83,774
Energy Fuels, Inc.*	5,700	18,696
Energy XXI Gulf Coast, Inc.*	20,100	168,036
EP Energy Corp., Class A(x)*	61,700	144,378
Evolution Petroleum Corp.	6,100	67,405
Frontline Ltd.(x)*	39,600	230,076
GasLog Ltd.	21,300	420,675
Golar LNG Ltd.	46,400	1,289,920
Goodrich Petroleum Corp.(x)*	500	7,020
Green Plains, Inc.	23,700	407,640
Gulfport Energy Corp.*	82,400	857,784
Halcon Resources Corp.(x)*	61,500	274,905
Hallador Energy Co.	1,100	6,842
HighPoint Resources Corp.*	43,400	211,792
International Seaways, Inc.*	14,300	286,286
Jagged Peak Energy, Inc.(x)*	30,400	420,432
Laredo Petroleum, Inc.*	73,300	598,861
Lilis Energy, Inc.(x)*	7,000	34,300
Matador Resources Co.*	49,800	1,645,890
Midstates Petroleum Co., Inc.*	2,600	23,166
NACCO Industries, Inc., Class A	700	22,925
NextDecade Corp.(x)*	700	3,955
Nordic American Tankers Ltd.(x)	44,900	93,841
Northern Oil and Gas, Inc.*	92,000	368,000
Oasis Petroleum, Inc.*	122,263	1,733,688
Overseas Shipholding Group, Inc., Class A*	6,300	19,845
Panhandle Oil and Gas, Inc., Class A	8,800	162,360
Par Pacific Holdings, Inc.*	15,100	308,040
PDC Energy, Inc.*	30,247	1,480,893
Peabody Energy Corp.	38,100	1,357,884

See Notes to Portfolio of Investments.

4

EQ ADVISORS TRUST

AXA/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Penn Virginia Corp.*	6,600	$531,564
Renewable Energy Group, Inc.*	14,700	423,360
Resolute Energy Corp.(x)*	10,500	397,005
REX American Resources Corp.*	2,900	219,095
Ring Energy, Inc.*	21,900	217,029
Rosehill Resources, Inc.(x)*	3,500	21,350
Sanchez Energy Corp.(x)*	65,800	151,340
SandRidge Energy, Inc.*	16,900	183,703
Scorpio Tankers, Inc.	96,600	194,166
SemGroup Corp., Class A	34,300	756,315
Ship Finance International Ltd.(x)	37,200	517,080
SilverBow Resources, Inc.*	1,200	32,004
Southwestern Energy Co.*	278,000	1,420,580
SRC Energy, Inc.*	113,700	1,010,793
Talos Energy, Inc.*	9,200	301,944
Teekay Corp.	47,000	316,780
Teekay Tankers Ltd., Class A	93,800	92,656
Tellurian, Inc.(x)*	27,400	245,778
Ultra Petroleum Corp.*	94,800	106,176
Uranium Energy Corp.(x)*	17,300	29,756
W&T Offshore, Inc.*	28,100	270,884
WildHorse Resource Development Corp.*	22,900	541,356
World Fuel Services Corp.	31,600	874,688
Zion Oil & Gas, Inc.(x)*	5,400	6,912

		31,212,746

Total Energy		71,523,294

Financials (12.2%)
Banks (6.3%)
1st Constitution Bancorp(x)	300	6,210
1st Source Corp.	8,935	470,160
Access National Corp.	2,000	54,220
ACNB Corp.	300	11,160
Allegiance Bancshares, Inc.*	1,300	54,210
Amalgamated Bank, Class A*	2,700	52,083
American National Bankshares, Inc.	6,800	265,200
Ameris Bancorp	19,400	886,580
Ames National Corp.	9,760	265,960
Arrow Financial Corp.	3,890	143,941
Atlantic Capital Bancshares, Inc.*	2,900	48,575
Auburn National Bancorporation, Inc.	100	3,832
Banc of California, Inc.	25,700	485,730
BancFirst Corp.	8,200	491,590
Bancorp, Inc. (The)*	5,500	52,745
BancorpSouth Bank	45,200	1,478,040
Bank of Commerce Holdings	3,000	36,600
Bank of Marin Bancorp	2,190	183,741
Bank of NT Butterfield & Son Ltd. (The)	26,100	1,353,546
Bank of Princeton (The)*	500	15,270
Bankwell Financial Group, Inc.	1,100	34,496
Banner Corp.	14,700	913,899
Bar Harbor Bankshares	1,600	45,952
Baycom Corp.*	1,300	34,684
BCB Bancorp, Inc.	2,200	30,470
Berkshire Hills Bancorp, Inc.	22,800	927,960
Blue Hills Bancorp, Inc.	3,700	89,170
Boston Private Financial Holdings, Inc.	54,810	748,157
Bridge Bancorp, Inc.	7,700	255,640
Brookline Bancorp, Inc.	33,856	565,395
Bryn Mawr Bank Corp.	8,300	389,270
Business First Bancshares, Inc.	1,400	37,170
Byline Bancorp, Inc.*	2,400	54,480
C&F Financial Corp.	800	47,000
Cadence Bancorp	608,732	15,900,079
Cambridge Bancorp(x)	300	26,997
Camden National Corp.	11,525	500,646
Capital City Bank Group, Inc.	9,600	224,064
Capstar Financial Holdings, Inc.	2,000	33,400
Carolina Financial Corp.	9,000	339,480
Cathay General Bancorp	37,801	1,566,473
CB Financial Services, Inc.(x)	200	6,170
CBTX, Inc.(x)	3,800	135,052
CenterState Bank Corp.	43,352	1,216,024
Central Pacific Financial Corp.	21,600	570,888
Central Valley Community Bancorp	1,800	38,898
Century Bancorp, Inc., Class A	500	36,125
Chemical Financial Corp.	33,675	1,798,245
Chemung Financial Corp.	300	12,729
Citizens & Northern Corp.	7,800	203,970
City Holding Co.	10,500	806,400
Civista Bancshares, Inc.	2,000	48,180
CNB Financial Corp.	6,140	177,200
CoBiz Financial, Inc.	19,200	425,088
Codorus Valley Bancorp, Inc.	1,200	37,488
Columbia Banking System, Inc.	40,075	1,553,708
Community Bank System, Inc.	23,596	1,441,008
Community Bankers Trust Corp.*	3,700	32,560
Community Financial Corp. (The)	800	26,744
Community Trust Bancorp, Inc.	8,500	393,975
ConnectOne Bancorp, Inc.	16,400	389,500
County Bancorp, Inc.	900	22,590
Customers Bancorp, Inc.*	14,900	350,597
CVB Financial Corp.	49,600	1,107,072
Eagle Bancorp, Inc.*	17,930	907,258
Enterprise Bancorp, Inc.	1,100	37,829
Enterprise Financial Services Corp.	15,490	821,745
Equity Bancshares, Inc., Class A*	2,000	78,520
Esquire Financial Holdings, Inc.(x)*	200	4,992
Evans Bancorp, Inc.	700	32,865
Farmers & Merchants Bancorp, Inc.	800	34,072
Farmers National Banc Corp.	2,600	39,780
FB Financial Corp.	4,700	184,146
FCB Financial Holdings, Inc., Class A*	21,200	1,004,880
Fidelity D&D Bancorp, Inc.(x)	300	20,694
Fidelity Southern Corp.	4,800	118,944
Financial Institutions, Inc.	2,000	62,800
First Bancorp*	100,800	917,280
First Bancorp, Inc.	3,940	114,142
First Bancorp/NC	17,188	696,286
First Bancshares, Inc. (The)	1,100	42,955
First Bank	800	10,520
First Busey Corp.	26,331	817,578
First Business Financial Services, Inc.	1,300	30,134
First Choice Bancorp	1,000	27,090
First Commonwealth Financial Corp.	59,700	963,558
First Community Bancshares, Inc.	10,300	348,964
First Community Corp.	300	7,260
First Connecticut Bancorp, Inc.	10,700	316,185
First Financial Bancorp	48,365	1,436,441
First Financial Bankshares, Inc.(x)	34,900	2,062,590
First Financial Corp.	3,500	175,700
First Financial Northwest, Inc.	2,100	34,797
First Foundation, Inc.*	7,000	109,340
First Guaranty Bancshares, Inc.(x)	900	23,121
First Internet Bancorp	2,200	66,990
First Interstate BancSystem, Inc., Class A	15,789	707,347
First Merchants Corp.	27,500	1,237,225
First Mid-Illinois Bancshares, Inc.	1,500	60,495
First Midwest Bancorp, Inc.	50,000	1,329,500
First Northwest Bancorp*	200	3,080
First of Long Island Corp. (The)	11,000	239,250

See Notes to Portfolio of Investments.

5

EQ ADVISORS TRUST

AXA/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
First Savings Financial Group, Inc.	100	$6,828
First United Corp.(x)	400	7,520
Flushing Financial Corp.	20,350	496,540
Franklin Financial Network, Inc.*	4,300	168,130
Fulton Financial Corp.	81,500	1,356,975
German American Bancorp, Inc.	16,050	566,244
Glacier Bancorp, Inc.	41,430	1,785,219
Great Southern Bancorp, Inc.	2,900	160,515
Great Western Bancorp, Inc.	30,800	1,299,452
Green Bancorp, Inc.	7,200	159,120
Guaranty Bancorp	11,400	338,580
Guaranty Bancshares, Inc.	1,200	36,276
Hancock Whitney Corp.	42,290	2,010,890
Hanmi Financial Corp.	21,138	526,336
HarborOne Bancorp, Inc.*	2,700	51,624
Heartland Financial USA, Inc.	17,055	990,043
Heritage Commerce Corp.	18,800	280,496
Heritage Financial Corp.	17,866	627,990
Hilltop Holdings, Inc.	34,099	687,777
Home BancShares, Inc.	75,875	1,661,663
HomeTrust Bancshares, Inc.*	1,600	46,640
Hope Bancorp, Inc.	66,285	1,071,828
Horizon Bancorp, Inc.	16,200	319,950
Howard Bancorp, Inc.*	2,400	42,480
IBERIABANK Corp.	28,648	2,330,515
Independent Bank Corp./MA	13,600	1,123,360
Independent Bank Corp./MI	2,500	59,125
Independent Bank Group, Inc.	13,100	868,530
International Bancshares Corp.	28,700	1,291,500
Investar Holding Corp.	1,300	34,905
Investors Bancorp, Inc.	124,972	1,533,406
Lakeland Bancorp, Inc.	20,010	361,181
Lakeland Financial Corp.	15,855	736,940
LCNB Corp.	1,900	35,435
LegacyTexas Financial Group, Inc.	22,130	942,738
Level One Bancorp, Inc.	500	13,900
Live Oak Bancshares, Inc.	11,000	294,800
Macatawa Bank Corp.	3,500	40,985
MB Financial, Inc.	43,040	1,984,574
MBT Financial Corp.	3,000	33,900
Mercantile Bank Corp.	6,700	223,579
Metropolitan Bank Holding Corp.*	1,300	53,456
Mid Penn Bancorp, Inc.(x)	300	8,745
Middlefield Banc Corp.	300	14,130
Midland States Bancorp, Inc.	9,900	317,790
MidSouth Bancorp, Inc.	3,800	58,520
MidWestOne Financial Group, Inc.	1,200	39,972
MutualFirst Financial, Inc.	1,000	36,850
MVB Financial Corp.(x)	600	10,812
National Bank Holdings Corp., Class A	19,800	745,470
National Bankshares, Inc.	2,800	127,260
National Commerce Corp.*	7,000	289,100
NBT Bancorp, Inc.	24,195	928,604
Nicolet Bankshares, Inc.*	900	49,059
Northeast Bancorp	1,200	26,040
Northrim Bancorp, Inc.	1,100	45,705
Norwood Financial Corp.	300	11,748
Oak Valley Bancorp	200	3,930
OFG Bancorp	17,800	287,470
Ohio Valley Banc Corp.(x)	700	25,655
Old Line Bancshares, Inc.	2,300	72,772
Old National Bancorp	71,280	1,375,704
Old Second Bancorp, Inc.	3,500	54,075
Opus Bank	9,000	246,600
Origin Bancorp, Inc.	1,900	71,535
Orrstown Financial Services, Inc.	1,200	28,560
Pacific City Financial Corp.	1,900	36,746
Pacific Mercantile Bancorp*	800	7,480
Pacific Premier Bancorp, Inc.*	26,500	985,800
Park National Corp.	6,450	680,862
Parke Bancorp, Inc.	1,710	38,390
Peapack Gladstone Financial Corp.	2,200	67,958
Penns Woods Bancorp, Inc.	1,340	58,223
Peoples Bancorp of North Carolina, Inc.	330	9,517
Peoples Bancorp, Inc.	6,600	231,198
Peoples Financial Services Corp.	800	33,920
People’s Utah Bancorp	1,500	50,925
Preferred Bank	6,200	362,700
Premier Financial Bancorp, Inc.	2,100	38,829
QCR Holdings, Inc.	1,600	65,360
RBB Bancorp	1,800	44,100
Reliant Bancorp, Inc.	500	12,785
Renasant Corp.	21,900	902,499
Republic Bancorp, Inc., Class A	5,100	235,110
Republic First Bancorp, Inc.*	5,900	42,185
S&T Bancorp, Inc.	19,961	865,509
Sandy Spring Bancorp, Inc.	16,541	650,227
SB One Bancorp	900	22,680
Seacoast Banking Corp. of Florida*	27,000	788,400
Select Bancorp, Inc.(x)*	900	11,160
ServisFirst Bancshares, Inc.	24,400	955,260
Shore Bancshares, Inc.	2,000	35,640
Sierra Bancorp	3,300	95,370
Simmons First National Corp., Class A	48,718	1,434,745
SmartFinancial, Inc.*	1,500	35,325
South State Corp.	16,754	1,373,828
Southern First Bancshares, Inc.*	1,000	39,300
Southern National Bancorp of Virginia, Inc.	2,700	43,740
Southside Bancshares, Inc.	22,136	770,333
Spirit of Texas Bancshares, Inc.(x)*	900	19,431
State Bank Financial Corp.	22,700	685,086
Stock Yards Bancorp, Inc.	12,150	441,045
Summit Financial Group, Inc.	1,300	30,173
SVB Financial Group*	49,167	15,282,578
Tompkins Financial Corp.	7,351	596,828
Towne Bank	29,009	894,928
TriCo Bancshares	10,782	416,401
TriState Capital Holdings, Inc.*	4,100	113,160
Triumph Bancorp, Inc.*	15,600	595,920
Trustmark Corp.	34,720	1,168,328
UMB Financial Corp.	23,460	1,663,314
Union Bankshares Corp.(x)	31,219	1,202,868
Union Bankshares, Inc.(x)	100	5,315
United Bankshares, Inc.	50,932	1,851,378
United Community Banks, Inc.	36,600	1,020,774
United Security Bancshares	2,300	25,530
Unity Bancorp, Inc.	400	9,160
Univest Corp. of Pennsylvania	12,938	342,210
Valley National Bancorp	152,147	1,711,654
Veritex Holdings, Inc.*	11,000	310,860
Washington Trust Bancorp, Inc.	10,800	597,240
WesBanco, Inc.	23,495	1,047,407
West Bancorporation, Inc.	6,800	159,800
Westamerica Bancorp(x)	13,500	812,160
Wintrust Financial Corp.	161,570	13,723,755

		142,372,297

Capital Markets (2.4%)
Affiliated Managers Group, Inc.	71,715	9,804,875
Arlington Asset Investment Corp., Class A(x)	15,900	148,506
Artisan Partners Asset Management, Inc., Class A	21,600	699,840
Ashford, Inc.(x)	100	7,587

See Notes to Portfolio of Investments.

6

EQ ADVISORS TRUST

AXA/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Associated Capital Group, Inc., Class A	3,930	$167,222
B. Riley Financial, Inc.	2,300	52,095
Blucora, Inc.*	20,300	817,075
BrightSphere Investment Group plc	40,100	497,240
Cohen & Steers, Inc.	11,366	461,573
Cowen, Inc.(x)*	9,700	158,110
Diamond Hill Investment Group, Inc.	1,500	248,085
Donnelley Financial Solutions, Inc.*	13,000	232,960
Federated Investors, Inc., Class B	45,700	1,102,284
Focus Financial Partners, Inc., Class A*	8,827	418,929
GAIN Capital Holdings, Inc.	12,100	78,650
GAMCO Investors, Inc., Class A	5,030	117,803
Greenhill & Co., Inc.(x)	13,000	342,550
Hamilton Lane, Inc., Class A	7,000	309,960
Houlihan Lokey, Inc.	17,000	763,810
INTL. FCStone, Inc.*	8,100	391,392
Investment Technology Group, Inc.	17,000	368,220
Ladenburg Thalmann Financial Services, Inc.	16,700	45,090
Lazard Ltd., Class A	352,174	16,950,134
Moelis & Co., Class A	18,400	1,008,320
Oppenheimer Holdings, Inc., Class A	2,200	69,520
Piper Jaffray Cos.	8,000	610,800
PJT Partners, Inc., Class A	8,700	455,445
Pzena Investment Management, Inc., Class A	5,200	49,608
Safeguard Scientifics, Inc.*	3,130	29,266
Siebert Financial Corp.(x)*	900	13,185
Silvercrest Asset Management Group, Inc., Class A	400	5,540
Stifel Financial Corp.	295,498	15,147,227
Virtus Investment Partners, Inc.	2,895	329,306
Waddell & Reed Financial, Inc., Class A(x)	41,500	878,970
Westwood Holdings Group, Inc.	1,700	87,958
WisdomTree Investments, Inc.	72,600	615,648

		53,484,783

Consumer Finance (0.4%)
Curo Group Holdings Corp.*	4,200	126,966
Elevate Credit, Inc.(x)*	7,300	58,838
Encore Capital Group, Inc.(x)*	17,050	611,243
Enova International, Inc.*	15,300	440,640
EZCORP, Inc., Class A(x)*	23,000	246,100
FirstCash, Inc.	21,504	1,763,328
Green Dot Corp., Class A*	25,200	2,238,263
LendingClub Corp.*	171,700	666,196
Nelnet, Inc., Class A	10,450	597,427
PRA Group, Inc.*	26,460	952,560
Regional Management Corp.*	1,200	34,596
World Acceptance Corp.*	4,320	494,035

		8,230,192

Diversified Financial Services (0.1%)
Banco Latinoamericano de Comercio Exterior SA, Class E	17,420	364,426
Cannae Holdings, Inc.*	44,300	928,085
FGL Holdings*	66,900	598,755
Marlin Business Services Corp.	9,800	282,730
On Deck Capital, Inc.*	11,600	87,812

		2,261,808

Insurance (1.4%)
Ambac Financial Group, Inc.*	32,500	663,650
American Equity Investment Life Holding Co.	47,380	1,675,357
AMERISAFE, Inc.	11,990	742,781
AmTrust Financial Services, Inc.	41,400	601,128
Argo Group International Holdings Ltd.	16,910	1,066,176
Citizens, Inc.(x)*	22,300	187,320
CNO Financial Group, Inc.	87,900	1,865,238
Crawford & Co., Class B	4,600	42,366
Donegal Group, Inc., Class A	7,700	109,417
eHealth, Inc.*	3,000	84,780
EMC Insurance Group, Inc.	1,900	46,968
Employers Holdings, Inc.	18,300	828,990
Enstar Group Ltd.*	5,950	1,240,575
FBL Financial Group, Inc., Class A	5,300	398,825
FedNat Holding Co.	2,800	71,344
Genworth Financial, Inc., Class A*	262,800	1,095,876
Global Indemnity Ltd.	6,450	243,165
Goosehead Insurance, Inc., Class A(x)*	3,900	132,093
Greenlight Capital Re Ltd., Class A*	15,216	188,678
Hallmark Financial Services, Inc.*	14,800	162,800
HCI Group, Inc.	2,600	113,750
Health Insurance Innovations, Inc., Class A(x)*	6,000	369,900
Heritage Insurance Holdings, Inc.(x)	8,800	130,416
Horace Mann Educators Corp.	18,310	822,119
Independence Holding Co.	7,984	286,626
Investors Title Co.	300	50,370
James River Group Holdings Ltd.	14,500	617,990
Kemper Corp.	27,911	2,245,439
Kingstone Cos., Inc.	1,600	30,400
Kinsale Capital Group, Inc.	13,200	842,952
Maiden Holdings Ltd.	53,230	151,706
MBIA, Inc.(x)*	41,300	441,497
National General Holdings Corp.	29,100	781,044
National Western Life Group, Inc., Class A	1,030	328,776
Navigators Group, Inc. (The)	10,000	691,000
NI Holdings, Inc.*	1,600	26,992
Primerica, Inc.	23,000	2,772,649
ProAssurance Corp.	25,000	1,173,750
Protective Insurance Corp., Class B	4,187	96,092
RLI Corp.	17,800	1,398,724
Safety Insurance Group, Inc.	8,350	748,160
Selective Insurance Group, Inc.	30,340	1,926,590
State Auto Financial Corp.	6,700	204,618
Stewart Information Services Corp.	12,600	567,126
Third Point Reinsurance Ltd.*	36,100	469,300
Tiptree, Inc.	2,400	15,720
Trupanion, Inc.(x)*	11,300	403,749
United Fire Group, Inc.	15,100	766,627
United Insurance Holdings Corp.	3,000	67,140
Universal Insurance Holdings, Inc.	19,000	922,450

		30,911,199

Mortgage Real Estate Investment Trusts (REITs) (0.5%)
AG Mortgage Investment Trust, Inc. (REIT)	13,200	239,976
Annaly Capital Management, Inc. (REIT)	25,554	261,415
Anworth Mortgage Asset Corp. (REIT)	43,700	202,331
Apollo Commercial Real Estate Finance, Inc. (REIT)	58,148	1,097,253
Arbor Realty Trust, Inc. (REIT)	30,700	352,436
Ares Commercial Real Estate Corp. (REIT)	4,000	55,880
ARMOUR Residential REIT, Inc. (REIT)	20,916	469,564
Blackstone Mortgage Trust, Inc. (REIT), Class A(x)	48,200	1,615,182
Capstead Mortgage Corp. (REIT)	50,010	395,579

See Notes to Portfolio of Investments.

7

EQ ADVISORS TRUST

AXA/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Cherry Hill Mortgage Investment Corp. (REIT)	6,100	$110,410
Colony Credit Real Estate, Inc. (REIT)(x)	39,600	870,804
Dynex Capital, Inc. (REIT)	10,100	64,438
Exantas Capital Corp. (REIT)	9,587	105,265
Granite Point Mortgage Trust, Inc. (REIT)	20,400	393,312
Great Ajax Corp. (REIT)	3,100	42,191
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (REIT)	24,000	515,280
Invesco Mortgage Capital, Inc. (REIT)	58,655	927,922
KKR Real Estate Finance Trust, Inc. (REIT)	4,500	90,765
Ladder Capital Corp. (REIT)	54,408	921,672
New York Mortgage Trust, Inc. (REIT)(x)	82,300	500,384
Orchid Island Capital, Inc. (REIT)(x)	20,100	145,725
PennyMac Mortgage Investment Trust (REIT)	28,563	578,115
Redwood Trust, Inc. (REIT)	40,000	649,600
Sutherland Asset Management Corp. (REIT)	2,300	38,295
TPG RE Finance Trust, Inc. (REIT)	16,600	332,332
Western Asset Mortgage Capital Corp. (REIT)	10,400	104,208

		11,080,334

Thrifts & Mortgage Finance (1.1%)
Axos Financial, Inc.*	27,000	928,530
BankFinancial Corp.	13,000	207,220
Beneficial Bancorp, Inc.	45,376	766,854
Bridgewater Bancshares, Inc.(x)*	1,700	22,134
BSB Bancorp, Inc.*	1,100	35,860
Capitol Federal Financial, Inc.	77,100	982,254
Columbia Financial, Inc.(x)*	23,400	390,780
Dime Community Bancshares, Inc.	19,500	348,075
Entegra Financial Corp.*	1,000	26,550
ESSA Bancorp, Inc.	1,900	30,894
Essent Group Ltd.*	45,300	2,004,525
Federal Agricultural Mortgage Corp., Class C	4,300	310,374
First Defiance Financial Corp.	1,500	45,165
Flagstar Bancorp, Inc.*	18,900	594,783
FS Bancorp, Inc.	400	22,288
Hingham Institution for Savings	300	65,943
Home Bancorp, Inc.	900	39,132
HomeStreet, Inc.*	12,700	336,550
Impac Mortgage Holdings, Inc.(x)*	3,100	23,219
Kearny Financial Corp.	53,184	736,598
LendingTree, Inc.(x)*	4,500	1,035,450
Luther Burbank Corp.	3,300	35,904
Malvern Bancorp, Inc.*	1,100	26,345
Merchants Bancorp	3,100	78,802
Meridian Bancorp, Inc.	30,100	511,700
Meta Financial Group, Inc.	4,300	355,395
MGIC Investment Corp.*	175,451	2,335,254
NMI Holdings, Inc., Class A*	42,600	964,890
Northfield Bancorp, Inc.	24,658	392,555
Northwest Bancshares, Inc.	51,790	897,003
OceanFirst Financial Corp.	24,343	662,616
Ocwen Financial Corp.*	12,000	47,280
OP Bancorp(x)*	600	6,960
Oritani Financial Corp.	19,394	301,577
PCSB Financial Corp.	2,000	40,680
PDL Community Bancorp(x)*	300	4,533
PennyMac Financial Services, Inc., Class A	2,400	50,160
PHH Corp.*	24,000	263,760
Provident Bancorp, Inc.*	500	14,475
Provident Financial Services, Inc.	31,600	775,780
Prudential Bancorp, Inc.	1,600	27,696
Radian Group, Inc.	110,666	2,287,466
Riverview Bancorp, Inc.	3,300	29,172
SI Financial Group, Inc.	500	7,000
Southern Missouri Bancorp, Inc.	1,500	55,905
Sterling Bancorp, Inc.	2,900	32,799
Territorial Bancorp, Inc.	4,400	130,020
Timberland Bancorp, Inc.	1,100	34,364
TrustCo Bank Corp.	66,200	562,700
United Community Financial Corp.	6,000	58,020
United Financial Bancorp, Inc.	26,345	443,386
Walker & Dunlop, Inc.	14,500	766,760
Washington Federal, Inc.	42,000	1,344,000
Waterstone Financial, Inc.	2,300	39,445
Western New England Bancorp, Inc.	3,600	38,880
WMIH Corp.*	183,463	255,014
WSFS Financial Corp.	16,400	773,260

		23,604,734

Total Financials		271,945,347

Health Care (17.6%)
Biotechnology (8.6%)
Abeona Therapeutics, Inc.(x)*	18,500	236,800
ACADIA Pharmaceuticals, Inc.(x)*	46,400	963,264
Acceleron Pharma, Inc.*	22,900	1,310,567
Achaogen, Inc.(x)*	20,000	79,800
Achillion Pharmaceuticals, Inc.*	71,800	264,224
Acorda Therapeutics, Inc.*	28,100	552,165
Adamas Pharmaceuticals, Inc.(x)*	12,000	240,240
ADMA Biologics, Inc.*	4,900	30,429
Aduro Biotech, Inc.*	30,100	221,235
Adverum Biotechnologies, Inc.(x)*	11,800	71,390
Aeglea BioTherapeutics, Inc.*	2,700	25,839
Agenus, Inc.(x)*	87,400	187,036
Aimmune Therapeutics, Inc.*	230,640	6,291,859
Akebia Therapeutics, Inc.*	22,200	196,026
Albireo Pharma, Inc.*	1,400	46,144
Alder Biopharmaceuticals, Inc.(x)*	30,100	501,165
Aldeyra Therapeutics, Inc.*	2,500	34,500
Allakos, Inc.*	2,000	89,980
Allena Pharmaceuticals, Inc.*	1,700	18,258
AMAG Pharmaceuticals, Inc.*	18,853	377,060
Amicus Therapeutics, Inc.*	89,200	1,078,428
AnaptysBio, Inc.*	8,300	828,091
Apellis Pharmaceuticals, Inc.(x)*	17,000	302,260
Aptinyx, Inc.*	2,400	69,504
Arbutus Biopharma Corp.*	5,800	54,810
Arcus Biosciences, Inc.(x)*	2,800	39,032
Ardelyx, Inc.*	16,500	71,775
Arena Pharmaceuticals, Inc.*	22,240	1,023,485
ArQule, Inc.*	34,300	194,138
Array BioPharma, Inc.*	92,500	1,406,000
Arrowhead Pharmaceuticals, Inc.(x)*	41,000	785,970
Arsanis, Inc.(x)*	400	648
Ascendis Pharma A/S (ADR)*	82,310	5,832,487
Atara Biotherapeutics, Inc.(x)*	19,200	793,920
Athenex, Inc.(x)*	19,800	307,692
Athersys, Inc.(x)*	20,600	43,260
Audentes Therapeutics, Inc.*	15,100	597,809
AVEO Pharmaceuticals, Inc.(x)*	34,700	114,857
Avid Bioservices, Inc.*	9,600	65,856
Avrobio, Inc.*	2,100	108,927
BeiGene Ltd. (ADR)*	32,193	5,544,278
Bellicum Pharmaceuticals, Inc.*	11,700	72,072
BioCryst Pharmaceuticals, Inc.*	49,400	376,922

See Notes to Portfolio of Investments.

8

EQ ADVISORS TRUST

AXA/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Biohaven Pharmaceutical Holding Co. Ltd.*	192,745	$7,237,575
BioSpecifics Technologies Corp.*	800	46,792
BioTime, Inc.(x)*	43,200	101,520
Bluebird Bio, Inc.*	53,920	7,872,320
Blueprint Medicines Corp.*	113,677	8,873,627
Calithera Biosciences, Inc.*	7,500	39,375
Calyxt, Inc.(x)*	4,900	74,823
Cara Therapeutics, Inc.(x)*	18,300	438,285
CareDx, Inc.*	15,700	452,945
CASI Pharmaceuticals, Inc.(x)*	6,900	32,223
Catalyst Biosciences, Inc.*	8,500	91,630
Catalyst Pharmaceuticals, Inc.*	16,600	62,748
Celcuity, Inc.*	800	23,008
Cellular Biomedicine Group, Inc.(x)*	1,000	18,150
ChemoCentryx, Inc.*	19,000	240,160
Chimerix, Inc.*	29,500	114,755
Clovis Oncology, Inc.(x)*	153,770	4,516,225
Cohbar, Inc.(m)(x)*	2,900	12,499
Coherus Biosciences, Inc.*	22,100	364,650
Concert Pharmaceuticals, Inc.*	7,800	115,752
Corbus Pharmaceuticals Holdings, Inc.(x)*	41,500	313,325
Corvus Pharmaceuticals, Inc.(x)*	1,900	16,302
Crinetics Pharmaceuticals, Inc.*	1,300	37,245
CTI BioPharma Corp.(x)*	3,000	6,480
Cue Biopharma, Inc.(x)*	700	6,335
Cytokinetics, Inc.*	24,000	236,400
CytomX Therapeutics, Inc.*	18,200	336,700
Deciphera Pharmaceuticals, Inc.*	6,400	247,808
Denali Therapeutics, Inc.(x)*	21,500	467,410
Dicerna Pharmaceuticals, Inc.*	21,500	328,090
Dynavax Technologies Corp.(x)*	28,960	359,104
Eagle Pharmaceuticals, Inc.*	7,600	526,908
Editas Medicine, Inc.*	21,500	684,130
Eidos Therapeutics, Inc.*	1,800	17,964
Emergent BioSolutions, Inc.*	24,700	1,626,001
Enanta Pharmaceuticals, Inc.*	7,900	675,134
Epizyme, Inc.*	22,700	240,620
Esperion Therapeutics, Inc.(x)*	10,000	443,700
Evelo Biosciences, Inc.(x)*	1,600	19,488
Exact Sciences Corp.*	283,340	22,361,192
Fate Therapeutics, Inc.(x)*	23,700	386,073
Fennec Pharmaceuticals, Inc.*	1,000	8,200
FibroGen, Inc.*	35,200	2,138,400
Five Prime Therapeutics, Inc.*	17,600	244,992
Flexion Therapeutics, Inc.(x)*	13,000	243,230
Fortress Biotech, Inc.(x)*	1,700	2,720
Forty Seven, Inc.*	1,400	20,888
G1 Therapeutics, Inc.*	9,600	501,984
Genomic Health, Inc.*	14,000	983,080
Geron Corp.(x)*	66,200	116,512
Global Blood Therapeutics, Inc.(x)*	23,600	896,800
GlycoMimetics, Inc.*	7,800	112,320
GTx, Inc.(x)*	1,200	1,884
Halozyme Therapeutics, Inc.*	59,200	1,075,664
Heron Therapeutics, Inc.*	35,800	1,133,070
Homology Medicines, Inc.(x)*	2,600	59,436
Idera Pharmaceuticals, Inc.(x)*	8,087	72,055
Immune Design Corp.*	2,200	7,590
ImmunoGen, Inc.*	75,100	711,197
Immunomedics, Inc.(x)*	62,100	1,293,543
Incyte Corp.*	93,630	6,467,960
Inovio Pharmaceuticals, Inc.(x)*	54,700	304,132
Insmed, Inc.*	35,400	715,788
Insys Therapeutics, Inc.(x)*	31,300	315,504
Intellia Therapeutics, Inc.(x)*	15,700	449,334
Intercept Pharmaceuticals, Inc.(x)*	10,300	1,301,508
Intrexon Corp.(x)*	32,800	564,816
Invitae Corp.*	31,000	518,630
Iovance Biotherapeutics, Inc.*	52,100	586,125
Ironwood Pharmaceuticals, Inc.*	72,800	1,343,888
Jounce Therapeutics, Inc.*	15,200	98,800
Kadmon Holdings, Inc.(x)*	18,900	63,126
Karyopharm Therapeutics, Inc.*	22,900	389,987
Keryx Biopharmaceuticals, Inc.(x)*	57,500	195,500
Kezar Life Sciences, Inc.(x)*	800	17,128
Kindred Biosciences, Inc.*	4,800	66,960
Kiniksa Pharmaceuticals Ltd., Class A*	2,500	63,750
Kura Oncology, Inc.*	7,000	122,500
La Jolla Pharmaceutical Co.(x)*	9,400	189,222
Lexicon Pharmaceuticals, Inc.(x)*	24,742	263,997
Ligand Pharmaceuticals, Inc.*	9,450	2,593,931
Loxo Oncology, Inc.*	67,630	11,553,232
MacroGenics, Inc.*	17,300	370,912
Madrigal Pharmaceuticals, Inc.(x)*	24,790	5,308,283
Magenta Therapeutics, Inc.*	900	10,809
MannKind Corp.(x)*	135,300	247,599
MediciNova, Inc.(x)*	4,900	61,201
MeiraGTx Holdings plc*	700	9,520
Mersana Therapeutics, Inc.(x)*	5,100	51,000
MiMedx Group, Inc.(x)*	60,900	376,362
Minerva Neurosciences, Inc.*	18,600	233,430
Miragen Therapeutics, Inc.(x)*	1,300	7,254
Mirati Therapeutics, Inc.*	8,500	400,350
Molecular Templates, Inc.*	700	3,773
Momenta Pharmaceuticals, Inc.*	33,100	870,530
Mustang Bio, Inc.(x)*	800	4,760
Myriad Genetics, Inc.*	38,100	1,752,600
NantKwest, Inc.(x)*	19,800	73,260
Natera, Inc.*	14,200	339,948
Neon Therapeutics, Inc.*	1,500	12,810
Neurocrine Biosciences, Inc.*	140,030	17,216,688
NewLink Genetics Corp.*	13,400	32,026
Novavax, Inc.(x)*	144,600	271,848
Nymox Pharmaceutical Corp.*	1,100	2,706
OPKO Health, Inc.(x)*	151,600	524,536
Organovo Holdings, Inc.(x)*	14,400	16,560
Ovid therapeutics, Inc.*	400	2,268
Palatin Technologies, Inc.(x)*	19,800	19,751
PDL BioPharma, Inc.*	99,900	262,737
Pfenex, Inc.*	2,300	11,753
Pieris Pharmaceuticals, Inc.(x)*	16,600	92,960
PolarityTE, Inc.(x)*	8,700	166,170
Portola Pharmaceuticals, Inc.(x)*	30,700	817,541
Progenics Pharmaceuticals, Inc.(x)*	29,300	183,711
Proteostasis Therapeutics, Inc.(x)*	10,700	25,787
Prothena Corp. plc*	16,600	217,128
PTC Therapeutics, Inc.*	24,700	1,160,900
Puma Biotechnology, Inc.*	12,900	591,465
Ra Pharmaceuticals, Inc.*	5,500	99,495
Radius Health, Inc.*	16,000	284,800
Recro Pharma, Inc.*	7,900	56,169
REGENXBIO, Inc.*	13,200	996,600
Repligen Corp.*	20,900	1,159,114
Replimune Group, Inc.*	1,300	20,930
Retrophin, Inc.*	16,000	459,680
Rhythm Pharmaceuticals, Inc.*	5,500	160,435
Rigel Pharmaceuticals, Inc.*	94,500	303,345
Rocket Pharmaceuticals, Inc.(x)*	5,900	145,258
Rubius Therapeutics, Inc.(x)*	194,862	4,676,688
Sage Therapeutics, Inc.*	52,669	7,439,496
Sangamo Therapeutics, Inc.(x)*	47,800	810,210
Savara, Inc.(x)*	4,400	49,104
Scholar Rock Holding Corp.*	1,300	33,475
Selecta Biosciences, Inc.(x)*	2,900	45,095
Seres Therapeutics, Inc.(x)*	15,600	118,404

See Notes to Portfolio of Investments.

9

EQ ADVISORS TRUST

AXA/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Solid Biosciences, Inc.(x)*	4,800	$226,464
Sorrento Therapeutics, Inc.(x)*	34,700	152,680
Spark Therapeutics, Inc.(x)*	14,852	810,177
Spectrum Pharmaceuticals, Inc.*	56,000	940,800
Spero Therapeutics, Inc.(x)*	800	8,408
Spring Bank Pharmaceuticals, Inc.(x)*	300	3,615
Stemline Therapeutics, Inc.*	10,800	179,280
Surface Oncology, Inc.(x)*	3,900	42,666
Syndax Pharmaceuticals, Inc.*	3,700	29,896
Synergy Pharmaceuticals, Inc.(x)*	136,600	232,220
Synlogic, Inc.*	3,100	44,051
Syros Pharmaceuticals, Inc.*	6,500	77,415
T2 Biosystems, Inc.(x)*	18,300	136,335
TG Therapeutics, Inc.(x)*	45,400	254,240
Tocagen, Inc.(x)*	4,700	73,273
Translate Bio, Inc.(x)*	1,500	15,000
Tyme Technologies, Inc.(x)*	6,900	19,182
Ultragenyx Pharmaceutical, Inc.*	112,922	8,620,465
UNITY Biotechnology, Inc.*	4,700	76,563
Unum Therapeutics, Inc.(x)*	6,400	65,920
Vanda Pharmaceuticals, Inc.*	21,603	495,789
Veracyte, Inc.*	4,600	43,930
Verastem, Inc.(x)*	38,200	276,950
Vericel Corp.*	13,500	191,025
Viking Therapeutics, Inc.(x)*	26,200	456,404
Vital Therapies, Inc.(x)*	3,100	854
Voyager Therapeutics, Inc.*	6,200	117,304
Xencor, Inc.*	21,800	849,546
XOMA Corp.(x)*	1,500	26,355
Zafgen, Inc.*	4,500	52,605
ZIOPHARM Oncology, Inc.(x)*	73,065	233,808

		192,687,510

Health Care Equipment & Supplies (3.6%)
Accuray, Inc.*	54,867	246,902
AngioDynamics, Inc.*	27,300	593,502
Anika Therapeutics, Inc.*	8,000	337,440
Antares Pharma, Inc.*	33,400	112,224
AtriCure, Inc.*	20,900	732,127
Atrion Corp.	700	486,360
Avanos Medical, Inc.*	25,500	1,746,750
AxoGen, Inc.*	258,887	9,539,986
Cardiovascular Systems, Inc.*	15,100	591,014
Cerus Corp.*	48,200	347,522
CONMED Corp.	12,800	1,014,016
CryoLife, Inc.*	16,300	573,760
CryoPort, Inc.(x)*	9,000	115,290
Cutera, Inc.*	6,200	201,810
CytoSorbents Corp.(x)*	5,700	73,530
ElectroCore LLC*	1,200	16,800
Endologix, Inc.*	37,400	71,434
FONAR Corp.*	300	7,470
GenMark Diagnostics, Inc.*	23,100	169,785
Glaukos Corp.(x)*	13,900	902,110
Globus Medical, Inc., Class A*	32,700	1,856,052
Haemonetics Corp.*	24,600	2,818,668
Helius Medical Technologies, Inc.(x)*	1,500	14,685
Heska Corp.*	3,300	373,923
Inogen, Inc.*	73,350	17,906,202
Integer Holdings Corp.*	15,100	1,252,545
IntriCon Corp.(x)*	5,700	320,340
Invacare Corp.	14,300	208,065
iRadimed Corp.*	1,700	63,155
iRhythm Technologies, Inc.*	11,200	1,060,192
K2M Group Holdings, Inc.*	19,700	539,189
Lantheus Holdings, Inc.*	19,300	288,535
LeMaitre Vascular, Inc.	4,800	185,952
LivaNova plc*	23,600	2,925,692
Meridian Bioscience, Inc.	24,400	363,560
Merit Medical Systems, Inc.*	27,375	1,682,194
Natus Medical, Inc.*	16,700	595,355
Neogen Corp.*	27,133	1,940,823
Neuronetics, Inc.*	1,500	48,090
Nevro Corp.*	12,500	712,500
Novocure Ltd.*	33,900	1,776,360
NuVasive, Inc.*	26,800	1,902,264
Nuvectra Corp.*	3,900	85,722
NxStage Medical, Inc.*	31,200	870,168
OraSure Technologies, Inc.*	39,600	611,820
Orthofix Medical, Inc.*	12,500	722,625
OrthoPediatrics Corp.*	1,600	58,624
Oxford Immunotec Global plc*	4,900	79,527
Penumbra, Inc.*	94,839	14,197,398
Pulse Biosciences, Inc.(x)*	2,300	32,637
Quidel Corp.*	17,900	1,166,543
Rockwell Medical, Inc.(x)*	31,000	130,820
RTI Surgical, Inc.*	29,800	134,100
SeaSpine Holdings Corp.*	1,200	18,672
Senseonics Holdings, Inc.(x)*	39,300	187,461
Sientra, Inc.*	8,400	200,592
STAAR Surgical Co.*	19,600	940,800
Surmodics, Inc.*	6,100	455,365
Tactile Systems Technology, Inc.*	8,200	582,610
Tandem Diabetes Care, Inc.*	21,000	899,640
TransEnterix, Inc.(x)*	68,100	394,980
Utah Medical Products, Inc.	700	65,940
Varex Imaging Corp.*	18,300	524,478
ViewRay, Inc.(x)*	26,400	247,104
Wright Medical Group NV*	58,845	1,707,682

		81,029,481

Health Care Providers & Services (1.2%)
AAC Holdings, Inc.(x)*	5,400	41,202
Addus HomeCare Corp.*	2,900	203,435
Amedisys, Inc.*	53,090	6,634,126
American Renal Associates Holdings, Inc.*	5,400	116,910
AMN Healthcare Services, Inc.*	24,800	1,356,560
Apollo Medical Holdings, Inc.(x)*	3,500	77,245
BioScrip, Inc.*	54,800	169,880
BioTelemetry, Inc.*	14,100	908,745
Brookdale Senior Living, Inc.*	88,100	866,023
Capital Senior Living Corp.*	19,900	187,856
Civitas Solutions, Inc.*	4,500	66,375
Community Health Systems, Inc.(x)*	55,800	193,068
CorVel Corp.*	8,200	494,050
Cross Country Healthcare, Inc.*	19,500	170,235
Diplomat Pharmacy, Inc.*	23,900	463,899
Ensign Group, Inc. (The)	23,400	887,328
Genesis Healthcare, Inc.(x)*	27,990	37,787
HealthEquity, Inc.*	28,200	2,662,362
LHC Group, Inc.*	14,973	1,542,069
LifePoint Health, Inc.*	16,800	1,081,920
Magellan Health, Inc.*	11,900	857,395
National HealthCare Corp.	6,100	459,757
National Research Corp.	1,600	61,760
Owens & Minor, Inc.	32,950	544,334
Patterson Cos., Inc.	38,700	946,215
PetIQ, Inc.(x)*	10,400	408,824
Providence Service Corp. (The)*	4,900	329,672
Quorum Health Corp.(x)*	3,700	21,682
R1 RCM, Inc.*	47,200	479,552
RadNet, Inc.*	8,900	133,945
Select Medical Holdings Corp.*	50,019	920,350
Surgery Partners, Inc.(x)*	13,500	222,750
Tenet Healthcare Corp.*	39,500	1,124,170

See Notes to Portfolio of Investments.

10

EQ ADVISORS TRUST

AXA/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Tivity Health, Inc.*	24,600	$790,890
Triple-S Management Corp., Class B*	9,300	175,677
US Physical Therapy, Inc.	6,200	735,320

		26,373,368

Health Care Technology (1.5%)
Allscripts Healthcare Solutions, Inc.*	88,300	1,258,275
Castlight Health, Inc., Class B*	36,400	98,280
Computer Programs & Systems, Inc.(x)	6,500	174,525
Evolent Health, Inc., Class A*	27,900	792,360
HealthStream, Inc.	9,900	306,999
HMS Holdings Corp.*	39,200	1,286,152
Inovalon Holdings, Inc., Class A*	30,500	306,525
Inspire Medical Systems, Inc.*	4,300	180,944
Medidata Solutions, Inc.*	26,800	1,964,708
NantHealth, Inc.(x)*	9,300	14,601
Omnicell, Inc.*	17,700	1,272,630
Simulations Plus, Inc.	1,000	20,200
Tabula Rasa HealthCare, Inc.*	8,200	665,758
Teladoc Health, Inc.(x)*	284,216	24,542,052
Vocera Communications, Inc.*	12,100	442,618

		33,326,627

Life Sciences Tools & Services (1.1%)
Accelerate Diagnostics, Inc.(x)*	12,100	277,695
Cambrex Corp.*	17,900	1,224,360
ChromaDex Corp.(x)*	2,700	11,583
Codexis, Inc.*	24,000	411,600
Enzo Biochem, Inc.*	4,800	19,776
Fluidigm Corp.*	23,000	172,270
Harvard Bioscience, Inc.*	1,400	7,350
ICON plc*	117,816	18,114,210
Luminex Corp.	28,500	863,835
Medpace Holdings, Inc.*	8,900	533,199
NanoString Technologies, Inc.*	5,100	90,933
NeoGenomics, Inc.*	31,400	481,990
Pacific Biosciences of California, Inc.(x)*	55,400	299,714
Quanterix Corp.(x)*	3,800	81,396
Syneos Health, Inc.*	26,500	1,366,075

		23,955,986

Pharmaceuticals (1.6%)
Aclaris Therapeutics, Inc.(x)*	12,800	185,856
Aerie Pharmaceuticals, Inc.*	17,700	1,089,435
Akcea Therapeutics, Inc.(x)*	8,700	304,674
Akorn, Inc.*	44,000	571,120
Amneal Pharmaceuticals, Inc.*	39,100	867,629
Amphastar Pharmaceuticals, Inc.*	18,600	357,864
Ampio Pharmaceuticals, Inc.(x)*	5,300	2,692
ANI Pharmaceuticals, Inc.*	4,100	231,814
Aquestive Therapeutics, Inc.*	2,100	36,771
Aratana Therapeutics, Inc.*	15,700	91,688
Assembly Biosciences, Inc.*	7,500	278,550
Assertio Therapeutics, Inc.*	30,200	177,576
Clearside Biomedical, Inc.*	7,300	44,895
Collegium Pharmaceutical, Inc.(x)*	12,200	179,828
Corcept Therapeutics, Inc.(x)*	56,200	787,924
Corium International, Inc.(x)*	6,500	61,815
Cymabay Therapeutics, Inc.*	27,800	308,024
Dermira, Inc.*	25,100	273,590
Dova Pharmaceuticals, Inc.(x)*	6,200	130,014
Durect Corp.*	6,600	7,260
Eloxx Pharmaceuticals, Inc.(x)*	3,100	52,824
Endo International plc*	105,600	1,777,248
Endocyte, Inc.(x)*	30,600	543,456
Evolus, Inc.*	12,000	223,440
GW Pharmaceuticals plc (ADR)(x)*	34,925	6,032,945
Horizon Pharma plc*	84,200	1,648,636
Innovate Biopharmaceuticals, Inc.(x)*	1,300	8,879
Innoviva, Inc.*	52,300	797,052
Intersect ENT, Inc.*	11,600	333,500
Intra-Cellular Therapies, Inc.*	20,000	434,000
Kala Pharmaceuticals, Inc.*	6,000	59,220
Lannett Co., Inc.(x)*	20,000	95,000
Liquidia Technologies, Inc.*	1,000	27,430
Mallinckrodt plc*	38,800	1,137,228
Marinus Pharmaceuticals, Inc.(x)*	17,800	178,000
Medicines Co. (The)(x)*	36,100	1,079,751
Melinta Therapeutics, Inc.*	17,440	68,888
Menlo Therapeutics, Inc.(x)*	3,800	37,430
MyoKardia, Inc.*	14,400	938,880
Neos Therapeutics, Inc.(x)*	9,900	48,015
Ocular Therapeutix, Inc.(x)*	16,200	111,456
Odonate Therapeutics, Inc.(x)*	1,700	32,997
Omeros Corp.(x)*	25,900	632,219
Optinose, Inc.(x)*	7,200	89,496
Pacira Pharmaceuticals, Inc.*	21,300	1,046,895
Paratek Pharmaceuticals, Inc.(x)*	23,700	229,890
Phibro Animal Health Corp., Class A	7,400	317,460
Prestige Consumer Healthcare, Inc.*	28,700	1,087,443
Reata Pharmaceuticals, Inc., Class A(x)*	8,800	719,488
resTORbio, Inc.(x)*	2,800	42,392
Revance Therapeutics, Inc.*	197,136	4,898,830
scPharmaceuticals, Inc.(x)*	2,900	17,023
Sienna Biopharmaceuticals, Inc.*	3,500	51,870
SIGA Technologies, Inc.*	7,000	48,230
Supernus Pharmaceuticals, Inc.*	24,500	1,233,575
Teligent, Inc.(x)*	9,100	35,945
Tetraphase Pharmaceuticals, Inc.*	15,300	42,228
TherapeuticsMD, Inc.(x)*	78,300	513,648
Theravance Biopharma, Inc.(x)*	26,200	855,954
Tricida, Inc.*	3,100	94,705
Verrica Pharmaceuticals, Inc.*	1,300	21,125
WaVe Life Sciences Ltd.*	5,500	275,000
Xeris Pharmaceuticals, Inc.*	1,500	26,370
Zogenix, Inc.*	19,800	982,080

		34,917,160

Total Health Care		392,290,132

Industrials (18.6%)
Aerospace & Defense (1.3%)
AAR Corp.	17,100	818,919
Aerojet Rocketdyne Holdings, Inc.*	35,500	1,206,645
Aerovironment, Inc.*	10,000	1,121,700
Astronics Corp.*	8,500	369,750
Axon Enterprise, Inc.*	27,200	1,861,296
Cubic Corp.	12,600	920,430
Ducommun, Inc.*	1,200	49,008
Engility Holdings, Inc.*	6,800	244,732
Esterline Technologies Corp.*	12,700	1,155,065
Hexcel Corp.	216,445	14,512,637
KeyW Holding Corp. (The)(x)*	13,800	119,508
KLX, Inc.*	24,000	1,506,720
Kratos Defense & Security Solutions, Inc.(x)*	34,800	514,344
Maxar Technologies Ltd.	26,700	882,969
Mercury Systems, Inc.*	22,800	1,261,296
Moog, Inc., Class A	15,100	1,298,147
National Presto Industries, Inc.(x)	1,500	194,475
Sparton Corp.*	2,100	30,303
Triumph Group, Inc.	25,700	598,810
Vectrus, Inc.*	1,700	53,023
Wesco Aircraft Holdings, Inc.*	13,700	154,125

		28,873,902

See Notes to Portfolio of Investments.

11

EQ ADVISORS TRUST

AXA/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Air Freight & Logistics (1.2%)
Air Transport Services Group, Inc.*	27,700	$594,719
Atlas Air Worldwide Holdings, Inc.*	12,900	822,375
Echo Global Logistics, Inc.*	12,800	396,160
Expeditors International of Washington, Inc.	124,887	9,182,941
Forward Air Corp.	16,700	1,197,390
Hub Group, Inc., Class A*	20,800	948,480
Radiant Logistics, Inc.*	7,300	43,143
XPO Logistics, Inc.*	127,920	14,604,627

		27,789,835

Airlines (0.2%)
Allegiant Travel Co.	6,490	822,932
Hawaiian Holdings, Inc.	25,400	1,018,540
SkyWest, Inc.	23,800	1,401,820
Spirit Airlines, Inc.*	32,400	1,521,828

		4,765,120

Building Products (1.8%)
AAON, Inc.	20,562	777,244
Advanced Drainage Systems, Inc.	18,400	568,560
American Woodmark Corp.*	7,200	564,840
AO Smith Corp.	190,290	10,155,777
Apogee Enterprises, Inc.	15,900	656,988
Armstrong Flooring, Inc.*	2,900	52,490
Builders FirstSource, Inc.*	51,300	753,084
Caesarstone Ltd.(x)	7,900	146,545
Continental Building Products, Inc.*	16,400	615,820
CSW Industrials, Inc.*	6,700	359,790
Gibraltar Industries, Inc.*	17,700	807,120
Griffon Corp.	12,400	200,260
Insteel Industries, Inc.	2,500	89,700
JELD-WEN Holding, Inc.*	31,717	782,141
Lennox International, Inc.	78,490	17,142,216
Masonite International Corp.*	14,400	923,040
NCI Building Systems, Inc.*	19,400	293,910
Patrick Industries, Inc.*	9,900	586,080
PGT Innovations, Inc.*	22,700	490,320
Quanex Building Products Corp.	19,100	347,620
Simpson Manufacturing Co., Inc.	21,200	1,536,152
Trex Co., Inc.*	27,600	2,124,648
Universal Forest Products, Inc.	32,100	1,134,093

		41,108,438

Commercial Services & Supplies (1.7%)
ABM Industries, Inc.	28,400	915,900
ACCO Brands Corp.	54,500	615,850
Advanced Disposal Services, Inc.*	29,100	788,028
Brady Corp., Class A	26,400	1,155,000
BrightView Holdings, Inc.*	6,400	102,720
Brink’s Co. (The)	26,000	1,813,500
Casella Waste Systems, Inc., Class A*	19,000	590,140
CECO Environmental Corp.*	7,100	55,948
Cimpress NV*	11,200	1,530,032
Copart, Inc.*	184,672	9,516,148
Covanta Holding Corp.	57,000	926,250
Deluxe Corp.	24,800	1,412,112
Ennis, Inc.	3,000	61,350
Essendant, Inc.	9,000	115,380
Healthcare Services Group, Inc.(x)	34,500	1,401,390
Heritage-Crystal Clean, Inc.*	1,900	40,565
Herman Miller, Inc.	31,000	1,190,400
HNI Corp.	22,100	977,704
Interface, Inc.	37,800	882,630
Kimball International, Inc., Class B	17,000	284,750
Knoll, Inc.	29,700	696,465
LSC Communications, Inc.	6,000	66,360
Matthews International Corp., Class A	17,344	869,802
McGrath RentCorp	10,300	561,041
Mobile Mini, Inc.	24,600	1,078,710
MSA Safety, Inc.	18,000	1,915,920
Multi-Color Corp.	7,100	441,975
NL Industries, Inc.*	3,100	18,600
PICO Holdings, Inc.*	2,900	36,395
Pitney Bowes, Inc.	88,700	627,996
Quad/Graphics, Inc.	14,900	310,516
RR Donnelley & Sons Co.	29,300	158,220
SP Plus Corp.*	10,700	390,550
Steelcase, Inc., Class A	44,100	815,850
Team, Inc.(x)*	3,500	78,750
Tetra Tech, Inc.	26,000	1,775,800
UniFirst Corp.	7,300	1,267,645
US Ecology, Inc.	13,800	1,017,750
Viad Corp.	11,100	657,675
VSE Corp.	900	29,817

		37,191,634

Construction & Engineering (1.1%)
Aegion Corp.*	25,200	639,576
Ameresco, Inc., Class A*	3,800	51,870
Argan, Inc.	4,700	202,100
Comfort Systems USA, Inc.	20,900	1,178,760
Dycom Industries, Inc.*	140,760	11,908,296
EMCOR Group, Inc.	29,700	2,230,767
Granite Construction, Inc.	21,421	978,940
Great Lakes Dredge & Dock Corp.*	6,900	42,780
HC2 Holdings, Inc.*	7,100	43,452
IES Holdings, Inc.*	1,800	35,100
Infrastructure and Energy Alternatives, Inc.*	1,300	13,650
Jacobs Engineering Group, Inc.	44,610	3,412,665
KBR, Inc.	70,000	1,479,100
MasTec, Inc.*	32,300	1,442,195
MYR Group, Inc.*	1,800	58,752
Northwest Pipe Co.*	1,700	33,575
NV5 Global, Inc.*	4,400	381,480
Orion Group Holdings, Inc.*	5,200	39,260
Primoris Services Corp.	22,900	568,378
Sterling Construction Co., Inc.*	3,600	51,552
Tutor Perini Corp.*	19,700	370,360
Willscot Corp.(x)*	7,900	135,485

		25,298,093

Electrical Equipment (1.0%)
Allied Motion Technologies, Inc.	1,400	76,202
AMETEK, Inc.	171,375	13,559,190
Atkore International Group, Inc.*	18,600	493,458
AZZ, Inc.	13,300	671,650
Babcock & Wilcox Enterprises, Inc.(x)*	72,880	75,066
Encore Wire Corp.	12,200	611,220
Energous Corp.(x)*	10,300	104,236
EnerSys	21,400	1,864,582
Enphase Energy, Inc.(x)*	44,900	217,765
FuelCell Energy, Inc.(x)*	9,200	9,844
Generac Holdings, Inc.*	29,300	1,652,813
Plug Power, Inc.(x)*	37,800	72,576
Powell Industries, Inc.	1,300	47,138
Preformed Line Products Co.	600	42,168
Sunrun, Inc.*	40,500	503,820
Thermon Group Holdings, Inc.*	13,800	355,764
TPI Composites, Inc.*	8,200	234,110
Vicor Corp.*	11,600	533,600
Vivint Solar, Inc.(x)*	13,900	72,280

		21,197,482

Industrial Conglomerates (0.5%)
Carlisle Cos., Inc.	90,840	11,064,312

See Notes to Portfolio of Investments.

12

EQ ADVISORS TRUST

AXA/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Raven Industries, Inc.	17,600	$805,200

		11,869,512

Machinery (5.4%)
Actuant Corp., Class A	31,200	870,480
Alamo Group, Inc.	5,100	467,211
Albany International Corp., Class A	16,700	1,327,650
Altra Industrial Motion Corp.(x)	28,693	1,185,021
American Railcar Industries, Inc.	1,900	87,590
Astec Industries, Inc.	11,400	574,674
Barnes Group, Inc.	24,610	1,748,048
Blue Bird Corp.*	2,600	63,700
Briggs & Stratton Corp.	23,300	448,059
Chart Industries, Inc.*	16,200	1,268,946
CIRCOR International, Inc.	10,900	517,750
Columbus McKinnon Corp.	9,300	367,722
Commercial Vehicle Group, Inc.*	5,200	47,632
DMC Global, Inc.	3,000	122,400
Douglas Dynamics, Inc.	9,400	412,660
Eastern Co. (The)	1,000	28,400
Energy Recovery, Inc.(x)*	7,300	65,335
EnPro Industries, Inc.	9,700	707,421
ESCO Technologies, Inc.	13,600	925,480
Evoqua Water Technologies Corp.*	35,727	635,226
Federal Signal Corp.	27,900	747,162
Franklin Electric Co., Inc.	25,200	1,190,700
FreightCar America, Inc.*	2,400	38,568
Gardner Denver Holdings, Inc.*	464,364	13,160,076
Gates Industrial Corp. plc*	478,510	9,330,945
Gencor Industries, Inc.*	1,900	22,895
Global Brass & Copper Holdings, Inc.	11,200	413,280
Gorman-Rupp Co. (The)	4,343	158,520
Graham Corp.	1,800	50,706
Greenbrier Cos., Inc. (The)	17,400	1,045,740
Harsco Corp.*	41,400	1,181,970
Hillenbrand, Inc.	28,900	1,511,470
Hurco Cos., Inc.	800	36,080
Hyster-Yale Materials Handling, Inc.	6,400	393,792
IDEX Corp.	122,465	18,450,577
John Bean Technologies Corp.	15,100	1,801,430
Kadant, Inc.	5,700	614,745
Kennametal, Inc.	41,200	1,794,672
LB Foster Co., Class A*	1,300	26,715
Lincoln Electric Holdings, Inc.	184,255	17,216,787
Lindsay Corp.	5,100	511,224
Lydall, Inc.*	8,700	374,970
Manitex International, Inc.*	900	9,477
Manitowoc Co., Inc. (The)*	16,600	398,234
Meritor, Inc.*	42,500	822,800
Milacron Holdings Corp.*	31,800	643,950
Miller Industries, Inc.	2,600	69,940
Mueller Industries, Inc.	31,800	921,564
Mueller Water Products, Inc., Class A	75,800	872,458
Navistar International Corp.*	26,600	1,024,100
NN, Inc.	9,100	141,960
Nordson Corp.	118,140	16,409,646
Omega Flex, Inc.	1,000	71,160
Park-Ohio Holdings Corp.	800	30,680
Proto Labs, Inc.*	12,300	1,989,525
RBC Bearings, Inc.*	10,700	1,608,852
REV Group, Inc.(x)	14,600	229,220
Rexnord Corp.*	50,600	1,558,480
Spartan Motors, Inc.	4,900	72,275
SPX Corp.*	21,700	722,827
SPX FLOW, Inc.*	18,400	956,800
Standex International Corp.	6,600	688,050
Sun Hydraulics Corp.	12,000	657,360
Tennant Co.	9,200	698,740
Titan International, Inc.	17,700	131,334
TriMas Corp.*	21,100	641,440
Twin Disc, Inc.*	1,300	29,952
Wabash National Corp.	37,700	687,271
Watts Water Technologies, Inc., Class A	13,492	1,119,836
Woodward, Inc.	27,600	2,231,736

		117,384,096

Marine (0.1%)
Costamare, Inc.	15,800	102,542
Eagle Bulk Shipping, Inc.*	8,900	50,018
Genco Shipping & Trading Ltd.*	5,700	79,800
Matson, Inc.	23,300	923,612
Safe Bulkers, Inc.*	12,400	35,712
Scorpio Bulkers, Inc.	12,600	91,350

		1,283,034

Professional Services (1.2%)
Acacia Research Corp.*	9,600	30,720
ASGN, Inc.*	23,100	1,823,283
Barrett Business Services, Inc.	900	60,102
BG Staffing, Inc.	2,600	70,720
CBIZ, Inc.*	25,100	594,870
CoStar Group, Inc.*	26,311	11,072,721
CRA International, Inc.	1,300	65,286
Exponent, Inc.	27,800	1,490,080
Forrester Research, Inc.	2,100	96,390
Franklin Covey Co.*	1,200	28,380
FTI Consulting, Inc.*	17,000	1,244,230
GP Strategies Corp.*	1,300	21,905
Heidrick & Struggles International, Inc.	8,600	291,110
Huron Consulting Group, Inc.*	13,569	670,309
ICF International, Inc.	11,700	882,765
InnerWorkings, Inc.*	5,800	45,936
Insperity, Inc.	16,800	1,981,560
Kelly Services, Inc., Class A	15,600	374,868
Kforce, Inc.	10,900	409,840
Korn/Ferry International	26,600	1,309,784
Mistras Group, Inc.*	1,900	41,173
Navigant Consulting, Inc.	23,900	551,134
Reis, Inc.	200	4,600
Resources Connection, Inc.	10,900	180,940
TriNet Group, Inc.*	22,600	1,272,832
TrueBlue, Inc.*	28,300	737,215
WageWorks, Inc.*	17,792	760,608
Willdan Group, Inc.*	1,700	57,732

		26,171,093

Road & Rail (0.8%)
ArcBest Corp.	11,700	568,035
Avis Budget Group, Inc.*	36,400	1,169,896
Covenant Transportation Group, Inc., Class A*	3,700	107,522
Daseke, Inc.*	8,000	64,160
Heartland Express, Inc.	23,400	461,682
Hertz Global Holdings, Inc.*	32,000	522,560
Knight-Swift Transportation Holdings, Inc.	388,650	13,400,652
Marten Transport Ltd.	13,666	287,669
PAM Transportation Services, Inc.*	200	13,018
Saia, Inc.*	14,700	1,123,815
Universal Logistics Holdings, Inc.	2,500	92,000
USA Truck, Inc.*	900	18,207
Werner Enterprises, Inc.	22,400	791,840
YRC Worldwide, Inc.*	11,900	106,862

		18,727,918

Trading Companies & Distributors (2.3%)
Aircastle Ltd.	24,900	545,559

See Notes to Portfolio of Investments.

13

EQ ADVISORS TRUST

AXA/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Applied Industrial Technologies, Inc.	19,000	$1,486,750
Beacon Roofing Supply, Inc.*	31,200	1,129,128
BlueLinx Holdings, Inc.(x)*	1,600	50,384
BMC Stock Holdings, Inc.*	28,800	537,120
CAI International, Inc.*	3,800	86,906
DXP Enterprises, Inc.*	2,900	116,203
EnviroStar, Inc.(x)	800	31,160
Foundation Building Materials, Inc.*	2,800	34,916
GATX Corp.	21,400	1,853,026
General Finance Corp.*	1,100	17,545
GMS, Inc.*	20,800	482,560
H&E Equipment Services, Inc.	15,200	574,256
Herc Holdings, Inc.*	11,800	604,160
Kaman Corp.	14,300	954,954
Lawson Products, Inc.*	300	10,170
MRC Global, Inc.*	40,700	763,939
Nexeo Solutions, Inc.*	15,900	194,775
NOW, Inc.*	55,900	925,145
Rush Enterprises, Inc., Class A	13,300	522,823
Rush Enterprises, Inc., Class B	800	31,912
SiteOne Landscape Supply, Inc.*	159,327	12,003,696
Systemax, Inc.	2,900	95,526
Textainer Group Holdings Ltd.*	5,300	67,840
Titan Machinery, Inc.*	5,500	85,168
Triton International Ltd.	20,900	695,343
United Rentals, Inc.*	86,760	14,193,935
Veritiv Corp.*	1,700	61,880
Watsco, Inc.	76,416	13,609,690
Willis Lease Finance Corp.*	1,200	41,412

		51,807,881

Total Industrials		413,468,038

Information Technology (19.8%)
Communications Equipment (2.0%)
Acacia Communications, Inc.*	12,900	533,673
ADTRAN, Inc.	26,200	462,430
Aerohive Networks, Inc.*	3,200	13,184
Applied Optoelectronics, Inc.(x)*	8,800	217,008
Arista Networks, Inc.*	51,240	13,622,666
CalAmp Corp.*	12,900	309,084
Calix, Inc.*	6,900	55,890
Casa Systems, Inc.*	22,700	334,825
Ciena Corp.*	524,660	16,390,378
Clearfield, Inc.(x)*	700	9,415
Comtech Telecommunications Corp.	10,800	391,716
DASAN Zhone Solutions, Inc.(x)*	200	2,838
Digi International, Inc.*	5,950	80,028
Extreme Networks, Inc.*	50,500	276,740
Finisar Corp.*	55,300	1,053,465
Harmonic, Inc.*	13,300	73,150
Infinera Corp.*	75,000	547,500
InterDigital, Inc.	16,900	1,352,000
KVH Industries, Inc.*	7,700	100,870
Lumentum Holdings, Inc.(x)*	29,600	1,774,520
NETGEAR, Inc.*	17,100	1,074,735
NetScout Systems, Inc.*	41,200	1,040,300
Oclaro, Inc.*	80,500	719,670
Plantronics, Inc.	14,600	880,380
Quantenna Communications, Inc.*	10,300	190,035
Ribbon Communications, Inc.*	7,400	50,542
ViaSat, Inc.(x)*	26,300	1,681,885
Viavi Solutions, Inc.*	122,500	1,389,150

		44,628,077

Electronic Equipment, Instruments & Components (1.7%)
Anixter International, Inc.*	14,200	998,260
Arlo Technologies, Inc.(x)*	9,400	136,394
AVX Corp.	25,300	456,665
Badger Meter, Inc.	12,600	667,170
Bel Fuse, Inc., Class B	400	10,600
Belden, Inc.	22,200	1,585,302
Benchmark Electronics, Inc.	24,300	568,620
Control4 Corp.*	7,700	264,341
CTS Corp.	21,400	734,020
Daktronics, Inc.	8,400	65,856
Electro Scientific Industries, Inc.*	13,500	235,575
ePlus, Inc.*	6,600	611,820
Fabrinet*	18,800	869,688
FARO Technologies, Inc.*	6,695	430,823
Fitbit, Inc., Class A(x)*	84,900	454,215
II-VI, Inc.*	29,000	1,371,700
Insight Enterprises, Inc.*	21,300	1,152,117
Iteris, Inc.*	1,800	9,684
Itron, Inc.*	16,100	1,033,620
KEMET Corp.*	22,200	411,810
Kimball Electronics, Inc.*	2,700	53,055
Knowles Corp.*	46,700	776,154
Littelfuse, Inc.	59,830	11,839,759
Maxwell Technologies, Inc.(x)*	1,700	5,933
Mesa Laboratories, Inc.	1,600	296,992
Methode Electronics, Inc.	18,800	680,560
MTS Systems Corp.	11,300	618,675
Napco Security Technologies, Inc.*	500	7,475
nLight, Inc.(x)*	8,500	188,785
Novanta, Inc.*	17,000	1,162,800
OSI Systems, Inc.*	10,500	801,255
PAR Technology Corp.*	800	17,776
Park Electrochemical Corp.	4,600	89,654
PC Connection, Inc.	2,600	101,114
Plexus Corp.*	18,395	1,076,291
Rogers Corp.*	8,700	1,281,684
Sanmina Corp.*	40,600	1,120,560
ScanSource, Inc.*	14,000	558,600
SYNNEX Corp.	15,000	1,270,500
Tech Data Corp.*	17,100	1,223,847
TTM Technologies, Inc.*	53,300	848,003
Vishay Intertechnology, Inc.	61,200	1,245,420
Vishay Precision Group, Inc.*	6,000	224,400

		37,557,572

IT Services (2.1%)
Acxiom Holdings, Inc.*	42,600	2,104,866
Brightcove, Inc.*	7,100	59,640
CACI International, Inc., Class A*	11,200	2,062,480
Carbonite, Inc.*	10,950	390,368
Cardtronics plc, Class A*	23,500	743,540
Cass Information Systems, Inc.	5,611	365,388
ConvergeOne Holdings, Inc.	3,400	31,654
Convergys Corp.	46,400	1,101,536
CSG Systems International, Inc.	16,300	654,282
Endurance International Group Holdings, Inc.*	19,000	167,200
Everi Holdings, Inc.*	10,700	98,119
Evertec, Inc.	41,700	1,004,970
Evo Payments, Inc., Class A*	7,000	167,300
Exela Technologies, Inc.(x)*	5,000	35,650
ExlService Holdings, Inc.*	17,500	1,158,500
GTT Communications, Inc.(x)*	20,100	872,340
Hackett Group, Inc. (The)	2,900	58,435
Information Services Group, Inc.*	800	3,824
Internap Corp.*	5,200	65,676
Limelight Networks, Inc.*	10,900	54,718
ManTech International Corp., Class A	14,700	930,510
MAXIMUS, Inc.	30,520	1,985,631
MoneyGram International, Inc.*	8,100	43,335
NIC, Inc.	33,195	491,286
Perficient, Inc.*	19,700	525,005
Perspecta, Inc.	67,700	1,741,244

See Notes to Portfolio of Investments.

14

EQ ADVISORS TRUST

AXA/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
PFSweb, Inc.*	800	$5,920
Presidio, Inc.*	7,600	115,900
PRGX Global, Inc.*	600	5,220
Science Applications International Corp.	22,100	1,781,260
ServiceSource International, Inc.*	12,800	36,480
Sykes Enterprises, Inc.*	24,228	738,712
Syntel, Inc.*	16,500	676,170
Travelport Worldwide Ltd.	57,900	976,773
TTEC Holdings, Inc.	2,700	69,930
Tucows, Inc., Class A(x)*	1,500	83,625
Twilio, Inc., Class A*	229,400	19,792,632
Unisys Corp.(x)*	23,800	485,520
Virtusa Corp.*	15,800	848,618
Web.com Group, Inc.*	18,400	513,360
Worldpay, Inc.*	33,924	3,435,483

		46,483,100

Semiconductors & Semiconductor Equipment (3.3%)
ACM Research, Inc., Class A(x)*	1,100	12,177
Adesto Technologies Corp.(x)*	1,500	8,925
Advanced Energy Industries, Inc.*	19,400	1,002,010
Advanced Micro Devices, Inc.*	710,630	21,951,360
Alpha & Omega Semiconductor Ltd.*	3,000	34,890
Ambarella, Inc.(x)*	17,500	676,900
Amkor Technology, Inc.*	51,700	382,063
Aquantia Corp.(x)*	8,000	102,320
Axcelis Technologies, Inc.*	14,600	286,890
AXT, Inc.*	5,900	42,185
Brooks Automation, Inc.	40,700	1,425,721
Cabot Microelectronics Corp.	12,200	1,258,674
CEVA, Inc.*	8,900	255,875
Cirrus Logic, Inc.*	30,700	1,185,020
Cohu, Inc.	10,400	261,040
Cree, Inc.*	47,500	1,798,825
Diodes, Inc.*	21,300	709,077
Entegris, Inc.	69,200	2,003,340
FormFactor, Inc.*	30,361	417,464
Ichor Holdings Ltd.(x)*	10,000	204,200
Impinj, Inc.(x)*	16,200	402,084
Inphi Corp.(x)*	18,500	702,630
Integrated Device Technology, Inc.*	61,200	2,877,012
Kopin Corp.*	20,350	49,247
Lattice Semiconductor Corp.*	61,900	495,200
MACOM Technology Solutions Holdings, Inc.(x)*	19,793	407,736
MaxLinear, Inc.*	35,756	710,829
Nanometrics, Inc.*	8,450	317,044
NeoPhotonics Corp.(x)*	10,500	87,150
NVE Corp.	1,050	111,174
PDF Solutions, Inc.*	4,300	38,829
Photronics, Inc.*	12,900	127,065
Power Integrations, Inc.	14,300	903,760
Rambus, Inc.*	49,400	538,954
Rudolph Technologies, Inc.*	15,700	383,865
Semtech Corp.*	330,510	18,376,356
Sigma Designs, Inc.*	1,700	247
Silicon Laboratories, Inc.*	19,000	1,744,200
SMART Global Holdings, Inc.*	8,800	252,912
SunPower Corp.(x)*	46,800	341,640
Synaptics, Inc.*	19,200	875,904
Ultra Clean Holdings, Inc.*	16,000	200,800
Universal Display Corp.(x)	68,340	8,057,286
Veeco Instruments, Inc.*	22,949	235,227
Xcerra Corp.*	25,500	363,885
Xperi Corp.	25,500	378,675

		72,998,667

Software (9.9%)
2U, Inc.*	178,631	13,431,265
8x8, Inc.*	43,800	930,750
A10 Networks, Inc.*	10,700	65,056
ACI Worldwide, Inc.*	53,281	1,499,327
Agilysys, Inc.*	11,250	183,375
Alarm.com Holdings, Inc.*	14,500	832,300
Altair Engineering, Inc., Class A*	11,800	512,710
Alteryx, Inc., Class A(x)*	13,800	789,498
Amber Road, Inc.*	5,400	51,948
American Software, Inc., Class A	16,300	197,719
ANSYS, Inc.*	87,160	16,271,029
Appfolio, Inc., Class A*	7,000	548,800
Apptio, Inc., Class A*	15,900	587,664
Aspen Technology, Inc.*	112,179	12,778,310
Asure Software, Inc.(x)*	2,000	24,840
Avalara, Inc.*	3,900	136,227
Avaya Holdings Corp.*	49,400	1,093,716
Benefitfocus, Inc.(x)*	9,400	380,230
Blackbaud, Inc.	22,800	2,313,744
Blackline, Inc.*	17,000	959,990
Bottomline Technologies DE, Inc.*	19,000	1,381,490
Box, Inc., Class A*	60,000	1,434,600
Carbon Black, Inc.(x)*	7,800	165,204
ChannelAdvisor Corp.*	2,700	33,615
Cision Ltd.*	25,500	428,400
Cloudera, Inc.*	46,031	812,447
CommVault Systems, Inc.*	20,200	1,414,000
Cornerstone OnDemand, Inc.*	26,300	1,492,525
Coupa Software, Inc.*	25,100	1,985,410
Digimarc Corp.*	2,300	72,335
Ebix, Inc.(x)	13,100	1,036,865
eGain Corp.*	3,700	29,970
Ellie Mae, Inc.*	16,800	1,592,136
Envestnet, Inc.*	21,600	1,316,520
Everbridge, Inc.*	12,400	714,736
Five9, Inc.*	25,300	1,105,357
ForeScout Technologies, Inc.*	13,600	513,536
Fusion Connect, Inc.*	3,500	8,995
Glu Mobile, Inc.*	51,800	385,910
Guidewire Software, Inc.*	129,263	13,056,856
Hortonworks, Inc.*	32,400	739,044
HubSpot, Inc.*	108,191	16,331,431
Imperva, Inc.*	19,500	905,775
Instructure, Inc.*	14,800	523,920
j2 Global, Inc.	24,000	1,988,400
LivePerson, Inc.*	22,000	570,900
MicroStrategy, Inc., Class A*	5,900	829,658
MINDBODY, Inc., Class A*	17,900	727,635
Mitek Systems, Inc.*	6,600	46,530
MobileIron, Inc.*	12,800	67,840
Model N, Inc.*	3,600	57,060
Monotype Imaging Holdings, Inc.	25,800	521,160
New Relic, Inc.*	165,784	15,621,826
NextGen Healthcare Information Systems LLC*	27,800	558,224
Nutanix, Inc., Class A*	321,681	13,742,212
OneSpan, Inc.*	8,300	158,115
Park City Group, Inc.*	1,400	14,140
Paylocity Holding Corp.*	16,200	1,301,184
Progress Software Corp.	22,850	806,377
PROS Holdings, Inc.*	10,650	372,963
Q2 Holdings, Inc.*	17,300	1,047,515
QAD, Inc., Class A	2,200	124,630
Qualys, Inc.*	15,100	1,345,410
Rapid7, Inc.*	13,000	479,960
Rimini Street, Inc.(x)*	500	3,155
SailPoint Technologies Holding, Inc.*	502,149	17,083,108

See Notes to Portfolio of Investments.

15

EQ ADVISORS TRUST

AXA/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
SecureWorks Corp., Class A(x)*	7,000	$102,550
SendGrid, Inc.*	13,558	498,799
ShotSpotter, Inc.(x)*	3,900	239,031
Splunk, Inc.*	98,721	11,936,356
SPS Commerce, Inc.*	8,700	863,388
Telaria, Inc.*	1,800	6,822
Telenav, Inc.*	1,600	8,080
Tenable Holdings, Inc.*	8,600	334,368
TiVo Corp.	68,997	859,013
Trade Desk, Inc. (The), Class A(x)*	111,878	16,883,509
Tyler Technologies, Inc.*	55,811	13,677,044
Upland Software, Inc.*	5,700	184,167
Varonis Systems, Inc.*	13,100	959,575
Verint Systems, Inc.*	30,321	1,519,082
Veritone, Inc.(x)*	4,000	41,720
VirnetX Holding Corp.(x)*	3,500	16,275
Workiva, Inc.*	13,000	513,500
Yext, Inc.*	38,300	907,710
Zendesk, Inc.*	175,760	12,478,960
Zix Corp.*	13,450	74,648
Zscaler, Inc.(x)*	8,500	346,630

		220,988,804

Technology Hardware, Storage & Peripherals (0.8%)
3D Systems Corp.(x)*	56,000	1,058,400
Avid Technology, Inc.*	3,700	21,941
Cray, Inc.*	24,700	531,050
Diebold Nixdorf, Inc.(x)	35,600	160,200
Eastman Kodak Co.(x)*	3,700	11,470
Electronics For Imaging, Inc.*	23,049	785,510
Immersion Corp.*	16,000	169,120
Pure Storage, Inc., Class A*	536,640	13,925,808
Stratasys Ltd.*	27,900	644,769
USA Technologies, Inc.*	24,400	175,680

		17,483,948

Total Information Technology		440,140,168

Materials (3.2%)
Chemicals (1.8%)
Advanced Emissions Solutions, Inc.	3,600	43,056
AdvanSix, Inc.*	14,600	495,670
AgroFresh Solutions, Inc.*	4,500	28,035
American Vanguard Corp.	11,400	205,200
Balchem Corp.	16,600	1,860,694
Chase Corp.	3,600	432,540
Ferro Corp.*	44,554	1,034,544
Flotek Industries, Inc.(x)*	9,200	22,080
FutureFuel Corp.	2,600	48,204
GCP Applied Technologies, Inc.*	37,000	982,350
Hawkins, Inc.	1,100	45,595
HB Fuller Co.	26,900	1,389,923
Ingevity Corp.*	22,200	2,261,736
Innophos Holdings, Inc.	11,900	528,360
Innospec, Inc.	12,300	944,025
Intrepid Potash, Inc.*	9,300	33,387
KMG Chemicals, Inc.	6,100	460,916
Koppers Holdings, Inc.*	10,600	330,190
Kraton Corp.*	13,600	641,240
Kronos Worldwide, Inc.	4,000	65,000
LSB Industries, Inc.*	5,600	54,768
Marrone Bio Innovations, Inc.(x)*	3,000	5,490
Minerals Technologies, Inc.	16,000	1,081,600
OMNOVA Solutions, Inc.*	3,100	30,535
PolyOne Corp.	400,447	17,507,542
PQ Group Holdings, Inc.*	5,500	96,085
Quaker Chemical Corp.	7,000	1,415,470
Rayonier Advanced Materials, Inc.	36,100	665,323
Sensient Technologies Corp.	21,900	1,675,569
Stepan Co.	11,600	1,009,316
Trecora Resources*	2,500	35,000
Tredegar Corp.	10,100	218,665
Trinseo SA	21,600	1,691,280
Tronox Ltd., Class A	41,000	489,950
Valhi, Inc.	8,300	18,924

		37,848,262

Construction Materials (0.5%)
Forterra, Inc.(x)*	6,100	45,506
Martin Marietta Materials, Inc.	57,757	10,508,886
Summit Materials, Inc., Class A*	53,446	971,648
United States Lime & Minerals, Inc.	500	39,475
US Concrete, Inc.(x)*	6,800	311,780

		11,877,295

Containers & Packaging (0.0%)
Greif, Inc., Class A	11,500	617,090
Greif, Inc., Class B	700	40,355
Myers Industries, Inc.	16,600	385,950
UFP Technologies, Inc.*	1,100	40,425

		1,083,820

Metals & Mining (0.6%)
AK Steel Holding Corp.(x)*	160,942	788,616
Allegheny Technologies, Inc.*	57,400	1,696,170
Carpenter Technology Corp.	21,800	1,285,110
Century Aluminum Co.*	24,300	290,871
Cleveland-Cliffs, Inc.*	139,527	1,766,411
Coeur Mining, Inc.*	79,770	425,174
Commercial Metals Co.	64,900	1,331,748
Compass Minerals International, Inc.(x)	16,500	1,108,800
Gold Resource Corp.	10,400	53,456
Haynes International, Inc.	1,800	63,900
Hecla Mining Co.	186,521	520,394
Kaiser Aluminum Corp.	8,100	883,386
Materion Corp.	12,600	762,300
Olympic Steel, Inc.	2,000	41,740
Ramaco Resources, Inc.(x)*	4,400	32,824
Ryerson Holding Corp.*	4,900	55,370
Schnitzer Steel Industries, Inc., Class A	13,500	365,175
SunCoke Energy, Inc.*	31,530	366,379
Synalloy Corp.	400	9,140
Tahoe Resources, Inc.*	146,400	408,456
TimkenSteel Corp.*	15,700	233,459
Universal Stainless & Alloy Products, Inc.*	1,300	33,163
Warrior Met Coal, Inc.	15,400	416,416
Worthington Industries, Inc.	25,099	1,088,293

		14,026,751

Paper & Forest Products (0.3%)
Boise Cascade Co.	17,900	658,720
Clearwater Paper Corp.*	7,828	232,492
KapStone Paper and Packaging Corp.	39,700	1,346,227
Louisiana-Pacific Corp.	70,100	1,856,949
Neenah, Inc.	10,100	871,630
PH Glatfelter Co.	18,300	349,713
Schweitzer-Mauduit International, Inc.	16,000	612,960
Verso Corp., Class A*	15,900	535,353

		6,464,044

Total Materials		71,300,172

Real Estate (3.3%)
Equity Real Estate Investment Trusts (REITs) (3.1%)
Acadia Realty Trust (REIT)	38,586	1,081,566
Agree Realty Corp. (REIT)	15,300	812,736
Alexander & Baldwin, Inc. (REIT)	38,251	867,915
Alexander’s, Inc. (REIT)	1,000	343,300
American Assets Trust, Inc. (REIT)	23,296	868,708
Americold Realty Trust (REIT)	40,484	1,012,910

See Notes to Portfolio of Investments.

16

EQ ADVISORS TRUST

AXA/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Armada Hoffler Properties, Inc. (REIT)	18,700	$282,557
Ashford Hospitality Trust, Inc. (REIT)	24,950	159,431
Bluerock Residential Growth REIT, Inc. (REIT)(x)	6,600	64,680
Braemar Hotels & Resorts, Inc. (REIT)	5,400	63,558
BRT Apartments Corp. (REIT)	900	10,836
CareTrust REIT, Inc. (REIT)(x)	35,000	619,850
CatchMark Timber Trust, Inc. (REIT), Class A	8,100	92,583
CBL & Associates Properties, Inc. (REIT)(x)	88,100	351,519
Cedar Realty Trust, Inc. (REIT)	17,300	80,618
Chatham Lodging Trust (REIT)(x)	22,400	467,936
Chesapeake Lodging Trust (REIT)	30,620	981,983
City Office REIT, Inc. (REIT)	6,200	78,244
Clipper Realty, Inc. (REIT)	3,700	50,061
Community Healthcare Trust, Inc. (REIT)	3,800	117,724
CoreCivic, Inc. (REIT)	56,000	1,362,480
CorEnergy Infrastructure Trust, Inc. (REIT)(x)	2,300	86,434
CorePoint Lodging, Inc. (REIT)	25,650	498,893
Cousins Properties, Inc. (REIT)	203,249	1,806,884
DiamondRock Hospitality Co. (REIT)	94,508	1,102,908
Easterly Government Properties, Inc. (REIT)	28,600	553,982
EastGroup Properties, Inc. (REIT)	17,180	1,642,752
Farmland Partners, Inc. (REIT)(x)	7,000	46,900
First Industrial Realty Trust, Inc. (REIT)	60,700	1,905,980
Four Corners Property Trust, Inc. (REIT)	31,500	809,235
Franklin Street Properties Corp. (REIT)	65,080	519,989
Front Yard Residential Corp. (REIT)	27,900	302,715
GEO Group, Inc. (The) (REIT)	59,371	1,493,774
Getty Realty Corp. (REIT)	13,664	390,244
Gladstone Commercial Corp. (REIT)	13,600	260,440
Gladstone Land Corp. (REIT)(x)	2,000	24,680
Global Medical REIT, Inc. (REIT)	4,500	42,390
Global Net Lease, Inc. (REIT)	29,700	619,245
Government Properties Income Trust (REIT)	63,350	715,222
Gramercy Property Trust (REIT)	73,552	2,018,266
Healthcare Realty Trust, Inc. (REIT)	59,600	1,743,896
Hersha Hospitality Trust (REIT)	18,932	429,188
Independence Realty Trust, Inc. (REIT)	33,700	354,861
Industrial Logistics Properties Trust (REIT)(x)	7,700	177,177
InfraREIT, Inc. (REIT)	20,777	439,434
Innovative Industrial Properties, Inc. (REIT)(x)	4,000	192,960
Investors Real Estate Trust (REIT)	56,320	336,794
iStar, Inc. (REIT)(x)	45,200	504,884
Jernigan Capital, Inc. (REIT)	5,000	96,450
Kite Realty Group Trust (REIT)	45,782	762,270
LaSalle Hotel Properties (REIT)	55,650	1,924,933
Lexington Realty Trust (REIT)	102,545	851,124
LTC Properties, Inc. (REIT)	21,800	961,598
Mack-Cali Realty Corp. (REIT)	46,100	980,086
MedEquities Realty Trust, Inc. (REIT)	4,600	44,712
Monmouth Real Estate Investment Corp. (REIT)	33,113	553,649
National Health Investors, Inc. (REIT)	20,200	1,526,918
National Storage Affiliates Trust (REIT)	31,900	811,536
New Senior Investment Group, Inc. (REIT)	36,400	214,760
NexPoint Residential Trust, Inc. (REIT)	1,800	59,760
NorthStar Realty Europe Corp. (REIT)	31,100	440,376
One Liberty Properties, Inc. (REIT)	1,800	50,004
Pebblebrook Hotel Trust (REIT)(x)	35,928	1,306,701
Pennsylvania REIT (REIT)(x)	36,260	343,020
Physicians Realty Trust (REIT)	84,300	1,421,298
Piedmont Office Realty Trust, Inc. (REIT), Class A	60,400	1,143,372
PotlatchDeltic Corp. (REIT)	27,480	1,125,306
Preferred Apartment Communities, Inc. (REIT), Class A	17,000	298,860
PS Business Parks, Inc. (REIT)	10,220	1,298,860
QTS Realty Trust, Inc. (REIT), Class A	24,400	1,041,148
Ramco-Gershenson Properties Trust (REIT)	48,260	656,336
Retail Opportunity Investments Corp. (REIT)	51,500	961,505
Rexford Industrial Realty, Inc. (REIT)	42,900	1,371,084
RLJ Lodging Trust (REIT)	80,687	1,777,535
Ryman Hospitality Properties, Inc. (REIT)	20,116	1,733,396
Sabra Health Care REIT, Inc. (REIT)	93,943	2,171,961
Safety Income & Growth, Inc. (REIT)	1,000	18,730
Saul Centers, Inc. (REIT)	4,900	274,400
Select Income REIT (REIT)	34,400	754,736
Seritage Growth Properties (REIT), Class A(x)	13,000	617,370
Spirit MTA REIT (REIT)	10,300	118,656
STAG Industrial, Inc. (REIT)	49,700	1,366,750
Summit Hotel Properties, Inc. (REIT)	47,700	645,381
Sunstone Hotel Investors, Inc. (REIT)	110,114	1,801,465
Tanger Factory Outlet Centers, Inc. (REIT)(x)	43,300	990,704
Terreno Realty Corp. (REIT)	24,500	923,650
Tier REIT, Inc. (REIT)	24,900	600,090
UMH Properties, Inc. (REIT)	4,800	75,072
Universal Health Realty Income Trust (REIT)	7,650	569,237
Urban Edge Properties (REIT)	48,700	1,075,296
Urstadt Biddle Properties, Inc. (REIT), Class A	13,070	278,260
Washington Prime Group, Inc. (REIT)	97,000	708,100
Washington REIT (REIT)	36,700	1,124,855
Whitestone REIT (REIT)	5,800	80,504
Xenia Hotels & Resorts, Inc. (REIT)	59,700	1,414,890

		68,158,026

Real Estate Management & Development (0.2%)
Altisource Portfolio Solutions SA(x)*	3,800	122,474
Consolidated-Tomoka Land Co.	600	37,368
Cushman & Wakefield plc*	21,300	361,887
Essential Properties Realty Trust, Inc. (REIT)	7,700	109,263
Forestar Group, Inc.(x)*	8,149	172,759
FRP Holdings, Inc.*	2,700	167,670

See Notes to Portfolio of Investments.

17

EQ ADVISORS TRUST

AXA/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Griffin Industrial Realty, Inc.	200	$7,800
HFF, Inc., Class A	21,500	913,320
Kennedy-Wilson Holdings, Inc.	58,103	1,249,214
Marcus & Millichap, Inc.*	9,200	319,332
Maui Land & Pineapple Co., Inc.*	2,300	29,440
Newmark Group, Inc., Class A	8,300	92,877
RE/MAX Holdings, Inc., Class A	9,300	412,455
Redfin Corp.(x)*	42,273	790,505
RMR Group, Inc. (The), Class A	2,435	225,968
St Joe Co. (The)*	25,600	430,080
Stratus Properties, Inc.*	300	9,180
Tejon Ranch Co.*	3,800	82,498
Transcontinental Realty Investors, Inc.*	300	9,567

		5,543,657

Total Real Estate		73,701,683

Utilities (1.5%)
Electric Utilities (0.5%)
ALLETE, Inc.	23,500	1,762,735
El Paso Electric Co.	20,500	1,172,600
IDACORP, Inc.	23,100	2,292,213
MGE Energy, Inc.	17,800	1,136,530
Otter Tail Corp.	18,200	871,780
PNM Resources, Inc.	40,300	1,589,835
Portland General Electric Co.	42,600	1,942,986
Spark Energy, Inc., Class A(x)	4,400	36,300

		10,804,979

Gas Utilities (0.5%)
Chesapeake Utilities Corp.	8,040	674,556
New Jersey Resources Corp.	40,300	1,857,830
Northwest Natural Gas Co.	13,500	903,150
ONE Gas, Inc.	26,800	2,205,104
RGC Resources, Inc.(x)	300	8,013
South Jersey Industries, Inc.	40,900	1,442,543
Southwest Gas Holdings, Inc.	23,000	1,817,690
Spire, Inc.	26,200	1,927,010

		10,835,896

Independent Power and Renewable Electricity Producers (0.1%)
Atlantic Power Corp.(x)*	8,200	18,040
Clearway Energy, Inc., Class A	14,000	266,560
Clearway Energy, Inc., Class C	34,592	665,896
Ormat Technologies, Inc.	19,200	1,038,912
Pattern Energy Group, Inc., Class A(x)	37,300	741,151
TerraForm Power, Inc., Class A	34,500	398,475

		3,129,034

Multi-Utilities (0.2%)
Avista Corp.	32,500	1,643,200
Black Hills Corp.	26,200	1,521,958
NorthWestern Corp.	22,891	1,342,786
Unitil Corp.	11,400	580,260

		5,088,204

Water Utilities (0.2%)
American States Water Co.	17,500	1,069,950
AquaVenture Holdings Ltd.*	2,700	48,789
Artesian Resources Corp., Class A	900	33,102
Cadiz, Inc.(x)*	4,800	53,520
California Water Service Group	23,000	986,700
Connecticut Water Service, Inc.	5,200	360,724
Consolidated Water Co. Ltd.	1,800	24,930
Global Water Resources, Inc.	2,400	25,416
Middlesex Water Co.	6,100	295,362
Pure Cycle Corp.*	3,200	36,960
SJW Group	8,300	507,545
York Water Co. (The)	1,000	30,400

		3,473,398

Total Utilities		33,331,511

Total Common Stocks (98.9%) (Cost $1,342,264,295)		2,200,351,771

	Number of Rights	Value (Note 1)
RIGHTS:
Communication Services (0.0%)
Media (0.0%)
Media General, Inc., CVR(r)*	56,900	—

Total Communication Services		—

Consumer Staples (0.0%)
Food Products (0.0%)
Schuman, Inc., CVR(r)*	18,100	27,150

Total Consumer Staples		27,150

Financials (0.0%)
Diversified Financial Services (0.0%)
NewStar Financial, Inc., CVR(r)*	8,400	3,104

Total Financials		3,104

Health Care (0.0%)
Pharmaceuticals (0.0%)
Omthera Pharmaceuticals, Inc., CVR(r)*	5,500	—

Total Health Care		—

Total Rights (0.0%) (Cost $20,285)		30,254

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Repurchase Agreements (5.7%)
Citigroup Global Markets, Inc., 2.44%, dated 9/28/18, due 10/5/18, repurchase price $11,405,409, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 1.625%-2.250%, maturing 11/30/19-11/15/27; total market value $12,018,861.(xx)	$11,400,000	11,400,000
Deutsche Bank Securities, Inc., 2.26%, dated 9/28/18, due 10/1/18, repurchase price $13,079,041, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 5/15/19-8/15/47; total market value $13,338,110.(xx)	13,076,579	13,076,579
HSBC Securities, Inc., 2.18%, dated 9/25/18, due 10/2/18, repurchase price $10,002,422, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 2/15/33-2/15/43; total market value $10,203,708.(xx)	10,000,000	10,000,000

See Notes to Portfolio of Investments.

18

EQ ADVISORS TRUST

AXA/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

	Principal Amount	Value (Note 1)
ING Bank NV, 2.42%, dated 9/28/18, due 10/1/18, repurchase price $3,000,605, collateralized by various Common Stocks; total market value $3,333,738.(xx)	$3,000,000	$3,000,000
Natwest Markets Securities, Inc., 2.19%, dated 9/28/18, due 10/5/18, repurchase price $5,002,129, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-3.375%, maturing 2/15/19-5/15/44; total market value $5,100,934.(xx)	5,000,000	5,000,000
Natwest Markets Securities, Inc., 2.25%, dated 9/28/18, due 10/1/18, repurchase price $500,094, collateralized by various U.S. Government Treasury Securities, ranging from 1.375%-2.875%, maturing 5/31/19-11/15/26; total market value $510,096.(xx)	500,000	500,000
NBC Global Finance Ltd., 2.34%, dated 9/28/18, due 10/1/18, repurchase price $7,001,365, collateralized by various Common Stocks; total market value $7,788,586.(xx)	7,000,000	7,000,000
NBC Global Finance Ltd., 2.37%, dated 9/28/18, due 10/5/18, repurchase price $10,004,608, collateralized by various Common Stocks; total market value $11,127,441.(xx)	10,000,000	10,000,000
Societe Generale SA, 2.19%, dated 9/28/18, due 10/5/18, repurchase price $25,010,646, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.125%, maturing 11/8/18-11/15/45; total market value $25,500,000.(xx)	25,000,000	25,000,000
Societe Generale SA, 2.19%, dated 9/28/18, due 10/5/18, repurchase price $10,004,258, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-3.875%, maturing 11/8/18-8/15/45; total market value $10,200,007.(xx)	10,000,000	10,000,000
Societe Generale SA, 2.34%, dated 9/28/18, due 10/5/18, repurchase price $12,005,460, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.000%-4.250%, maturing 2/7/19-2/15/47; total market value $13,327,781.(xx)	12,000,000	12,000,000
Societe Generale SA, 2.34%, dated 9/28/18, due 10/5/18, repurchase price $12,005,460, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.000%-4.250%, maturing 2/7/19-2/15/47; total market value $13,327,781.(xx)	12,000,000	12,000,000
Societe Generale SA, 2.31%, dated 9/28/18, due 10/1/18, repurchase price $7,001,348, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.000%-4.250%, maturing 2/7/19-2/15/47; total market value $7,774,539.(xx)	7,000,000	7,000,000

Total Repurchase Agreements		125,976,579

Total Short-Term Investments (5.7%) (Cost $125,976,579)		125,976,579

Total Investments in Securities (104.6%) (Cost $1,468,261,159)		2,326,358,604
Other Assets Less Liabilities (-4.6%)		(101,910,543)

Net Assets (100%)		$2,224,448,061

*	Non-income producing.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At September 30, 2018, the market value of these securities amounted to $12,499 or 0.0% of net assets.

(r)	Value determined using significant unobservable inputs.

(x)	All or a portion of security is on loan at September 30, 2018.

(xx)

At September 30, 2018, the Portfolio had loaned securities with a total value of $127,504,544. This was secured by cash collateral of $125,976,579 which was subsequently invested in joint repurchase agreements with a total value of $125,976,579, for which the Portfolio has a proportionate interest as reported in the Portfolio of Investments as Repurchase Agreements, and $4,109,581 collateralized by various U.S. Government Treasury Securities, ranging from 0.000% - 8.750%, maturing 10/4/18-2/15/48.

Glossary:

ADR — American Depositary Receipt

CVR — Contingent Value Right

USD — United States Dollar

See Notes to Portfolio of Investments.

19

EQ ADVISORS TRUST

AXA/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

Futures contracts outstanding as of September 30, 2018 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Russell 2000 E-Mini Index	111	12/2018	USD	9,439,440	(45,565)

					(45,565)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2018:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Communication Services	$57,860,106	$—	$—		$57,860,106
Consumer Discretionary	346,302,629	—	—		346,302,629
Consumer Staples	28,488,691	—	—		28,488,691
Energy	71,523,294	—	—		71,523,294
Financials	271,945,347	—	—		271,945,347
Health Care	392,290,132	—	—		392,290,132
Industrials	413,468,038	—	—		413,468,038
Information Technology	440,140,168	—	—		440,140,168
Materials	71,300,172	—	—		71,300,172
Real Estate	73,693,883	7,800	—		73,701,683
Utilities	33,331,511	—	—		33,331,511
Rights
Communication Services	—	—	—	(a)	—	(a)
Consumer Staples	—	—	27,150		27,150
Financials	—	—	3,104		3,104
Health Care	—	—	—	(a)	—	(a)
Short-Term Investments
Repurchase Agreements	—	125,976,579	—		125,976,579

Total Assets	$2,200,343,971	$125,984,379	$30,254		$2,326,358,604

Liabilities:
Futures	$(45,565)	$—	$—		$(45,565)

Total Liabilities	$(45,565)	$—	$—		$(45,565)

Total	$2,200,298,406	$125,984,379	$30,254		$2,326,313,039

(a)	Value is zero.

There were no transfers between Levels 1, 2 or 3 during the nine months ended September 30, 2018.

As of September 30, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$930,933,105
Aggregate gross unrealized depreciation	(77,175,278)

Net unrealized appreciation	$853,757,827

Federal income tax cost of investments in securities and derivative instruments, if applicable	$1,472,555,212

See Notes to Portfolio of Investments.

20

EQ ADVISORS TRUST

AXA/CLEARBRIDGE LARGE CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (11.5%)
Entertainment (2.0%)
Walt Disney Co. (The)	66,542	$7,781,422

Interactive Media & Services (7.7%)
Alphabet, Inc., Class A*	4,072	4,915,230
Alphabet, Inc., Class C*	10,207	12,181,748
Facebook, Inc., Class A*	74,863	12,311,969

		29,408,947

Media (1.8%)
Comcast Corp., Class A	193,632	6,856,509

Total Communication Services		44,046,878

Consumer Discretionary (12.8%)
Hotels, Restaurants & Leisure (2.7%)
Chipotle Mexican Grill, Inc.*	9,770	4,440,660
Yum China Holdings, Inc.	164,427	5,773,032

		10,213,692

Internet & Direct Marketing Retail (7.7%)
Alibaba Group Holding Ltd. (ADR)*	23,350	3,847,146
Amazon.com, Inc.*	12,820	25,678,460

		29,525,606

Specialty Retail (2.4%)
Home Depot, Inc. (The)	43,905	9,094,921

Total Consumer Discretionary		48,834,219

Consumer Staples (5.8%)
Beverages (3.1%)
Anheuser-Busch InBev SA/NV (ADR)(x)	82,864	7,256,400
Coca-Cola Co. (The)	102,268	4,723,759

		11,980,159

Food & Staples Retailing (1.4%)
Costco Wholesale Corp.	23,027	5,408,582

Food Products (1.3%)
McCormick & Co., Inc. (Non- Voting)	36,219	4,771,853

Total Consumer Staples		22,160,594

Energy (2.9%)
Energy Equipment & Services (1.8%)
Schlumberger Ltd.	111,825	6,812,379

Oil, Gas & Consumable Fuels (1.1%)
Pioneer Natural Resources Co.	25,080	4,368,685

Total Energy		11,181,064

Financials (5.3%)
Capital Markets (3.7%)
BlackRock, Inc.	14,839	6,994,066
Charles Schwab Corp. (The)	142,738	7,015,572

		14,009,638

Consumer Finance (1.6%)
American Express Co.	57,332	6,105,285

Total Financials		20,114,923

Health Care (16.3%)
Biotechnology (7.9%)
Alexion Pharmaceuticals, Inc.*	47,757	6,638,700
Biogen, Inc.*	22,906	8,092,919
BioMarin Pharmaceutical, Inc.*	33,270	3,226,192
Celgene Corp.*	85,785	7,676,900
Regeneron Pharmaceuticals, Inc.*	11,333	4,578,985

		30,213,696

Health Care Providers & Services (2.9%)
UnitedHealth Group, Inc.	42,135	11,209,596

Life Sciences Tools & Services (2.1%)
Thermo Fisher Scientific, Inc.	32,257	7,873,289

Pharmaceuticals (3.4%)
Johnson & Johnson	37,077	5,122,929
Zoetis, Inc.	87,577	8,018,550

		13,141,479

Total Health Care		62,438,060

Industrials (7.0%)
Air Freight & Logistics (1.5%)
United Parcel Service, Inc., Class B	50,768	5,927,164

Industrial Conglomerates (2.1%)
Honeywell International, Inc.	48,260	8,030,464

Machinery (1.4%)
Caterpillar, Inc.	34,390	5,244,131

Trading Companies & Distributors (2.0%)
WW Grainger, Inc.	21,560	7,705,760

Total Industrials		26,907,519

Information Technology (30.9%)
Communications Equipment (1.8%)
Palo Alto Networks, Inc.*	29,620	6,672,201

IT Services (7.9%)
Akamai Technologies, Inc.*	113,786	8,323,446
PayPal Holdings, Inc.*	86,763	7,621,262
Visa, Inc., Class A	95,421	14,321,738

		30,266,446

Semiconductors & Semiconductor Equipment (3.6%)
QUALCOMM, Inc.	104,910	7,556,667
Texas Instruments, Inc.	58,196	6,243,849

		13,800,516

Software (14.8%)
Adobe Systems, Inc.*	43,689	11,793,846
Microsoft Corp.	145,477	16,638,204
Oracle Corp.	156,530	8,070,687
Red Hat, Inc.*	60,366	8,226,678
Splunk, Inc.*	57,380	6,937,816
VMware, Inc., Class A*	30,261	4,722,532

		56,389,763

Technology Hardware, Storage & Peripherals (2.8%)
Apple, Inc.	48,091	10,856,062

Total Information Technology		117,984,988

Materials (3.2%)
Chemicals (3.2%)
Ecolab, Inc.	44,138	6,919,956
Praxair, Inc.	32,060	5,153,004

Total Materials		12,072,960

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

AXA/CLEARBRIDGE LARGE CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Real Estate (1.6%)
Equity Real Estate Investment Trusts (REITs) (1.6%)
Equinix, Inc. (REIT)	14,110	$6,108,078

Total Real Estate		6,108,078

Total Common Stocks (97.3%) (Cost $238,510,659)		371,849,283

SHORT-TERM INVESTMENTS:
Investment Company (0.8%)
JPMorgan Prime Money Market Fund, IM Shares	2,999,256	3,000,155

	Principal Amount	Value (Note 1)
Repurchase Agreements (0.1%)
Deutsche Bank Securities, Inc., 2.26%, dated 9/28/18, due 10/1/18, repurchase price $266,071, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 5/15/19-8/15/47; total market value $271,341.(xx)	$266,021	266,021
ING Bank NV, 2.42%, dated 9/28/18, due 10/1/18, repurchase price $30,985, collateralized by various Common Stocks; total market value $34,425.(xx)	30,979	30,979

Total Repurchase Agreements		297,000

Total Short-Term Investments (0.9%) (Cost $3,297,155)		3,297,155

Total Investments in Securities (98.2%) (Cost $241,807,814)		375,146,438
Other Assets Less Liabilities (1.8%)		6,685,763

Net Assets (100%)		$381,832,201

*	Non-income producing.

(x)	All or a portion of security is on loan at September 30, 2018.

(xx)

At September 30, 2018, the Portfolio had loaned securities with a total value of $288,981. This was secured by cash collateral of $297,000 which was subsequently invested in joint repurchase agreements with a total value of $297,000, for which the Portfolio has a proportionate interest as reported in the Portfolio of Investments as Repurchase Agreements.

Glossary:

ADR — American Depositary Receipt

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

AXA/CLEARBRIDGE LARGE CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2018:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$44,046,878	$—	$—	$44,046,878
Consumer Discretionary	48,834,219	—	—	48,834,219
Consumer Staples	22,160,594	—	—	22,160,594
Energy	11,181,064	—	—	11,181,064
Financials	20,114,923	—	—	20,114,923
Health Care	62,438,060	—	—	62,438,060
Industrials	26,907,519	—	—	26,907,519
Information Technology	117,984,988	—	—	117,984,988
Materials	12,072,960	—	—	12,072,960
Real Estate	6,108,078	—	—	6,108,078
Short-Term Investments
Investment Company	3,000,155	—	—	3,000,155
Repurchase Agreements	—	297,000	—	297,000

Total Assets	$374,849,438	$297,000	$—	$375,146,438

Total Liabilities	$—	$—	$—	$—

Total	$374,849,438	$297,000	$—	$375,146,438

There were no transfers between Levels 1, 2 or 3 during the nine months ended September 30, 2018.

As of September 30, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$136,535,374
Aggregate gross unrealized depreciation	(4,678,566)

Net unrealized appreciation	$131,856,808

Federal income tax cost of investments in securities and derivative instruments, if applicable	$243,289,630

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

AXA/FRANKLIN BALANCED MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2018 (Unaudited)

	Principal Amount		Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed Security (0.0%)
American Airlines Pass-Through Trust,
Series 2013-2 A
4.950%, 1/15/23		$133,280	$136,239

Total Asset-Backed Security			136,239

Convertible Bonds (0.7%)
Energy (0.3%)
Energy Equipment & Services (0.3%)
Weatherford International Ltd.
5.875%, 7/1/21		3,200,000	3,013,517

Total Energy			3,013,517

Health Care (0.4%)
Pharmaceuticals (0.4%)
Bayer Capital Corp. BV
5.625%, 11/22/19§	EUR	5,000,000	5,344,835

Total Health Care			5,344,835

Total Convertible Bonds			8,358,352

Corporate Bonds (24.8%)
Communication Services (3.4%)
Diversified Telecommunication Services (0.8%)
AT&T, Inc.
3.000%, 2/15/22		$100,000	97,920
3.200%, 3/1/22		500,000	492,652
3.800%, 3/15/22		100,000	100,410
3.000%, 6/30/22		75,000	73,150
4.450%, 4/1/24		150,000	152,622
3.950%, 1/15/25		100,000	98,501
3.400%, 5/15/25		250,000	238,025
CCO Holdings LLC
5.125%, 2/15/23		1,000,000	1,003,800
5.750%, 1/15/24		1,000,000	1,015,000
5.500%, 5/1/26§		900,000	889,920
5.125%, 5/1/27§		1,700,000	1,610,750
5.000%, 2/1/28§		500,000	468,100
Telefonica Emisiones SAU
4.570%, 4/27/23		150,000	154,058
Verizon Communications, Inc.
3.000%, 11/1/21		250,000	247,520
2.946%, 3/15/22		255,000	251,152
2.450%, 11/1/22		200,000	191,992
3.376%, 2/15/25		249,000	241,630
4.125%, 3/16/27		250,000	251,042
Virgin Media Secured Finance plc
5.500%, 1/15/25§		2,000,000	1,997,500

			9,575,744

Entertainment (0.1%)
21st Century Fox America, Inc.
3.000%, 9/15/22		150,000	147,657
AMC Entertainment Holdings, Inc.
5.875%, 11/15/26(x)		600,000	574,500
NBCUniversal Media LLC
4.375%, 4/1/21		300,000	307,481
Viacom, Inc.
2.750%, 12/15/19		71,000	70,263
4.250%, 9/1/23		100,000	100,440
Walt Disney Co. (The)
2.300%, 2/12/21(x)		105,000	102,875
2.550%, 2/15/22		250,000	243,660
Warner Media LLC
4.700%, 1/15/21		250,000	256,587
3.550%, 6/1/24		200,000	193,250

			1,996,713

Media (1.3%)
CBS Corp.
3.375%, 3/1/22		200,000	197,416
Charter Communications Operating LLC
3.579%, 7/23/20		350,000	349,125
4.908%, 7/23/25		100,000	101,460
4.200%, 3/15/28		150,000	143,010
Comcast Cable Communications Holdings, Inc.
9.455%, 11/15/22		25,000	30,452
Comcast Corp.
5.150%, 3/1/20		150,000	154,192
3.375%, 8/15/25		250,000	240,354
3.300%, 2/1/27		150,000	141,854
Discovery Communications LLC
2.950%, 3/20/23		250,000	239,109
3.900%, 11/15/24§		150,000	146,459
DISH DBS Corp.
5.000%, 3/15/23(x)		5,600,000	5,061,000
Interpublic Group of Cos., Inc. (The)
4.200%, 4/15/24		150,000	150,135
Omnicom Group, Inc.
3.600%, 4/15/26		150,000	142,438
Sirius XM Radio, Inc.
6.000%, 7/15/24§		2,000,000	2,067,500
Time Warner Cable LLC
4.000%, 9/1/21		100,000	100,562
Univision Communications, Inc.
5.125%, 5/15/23§		7,000,000	6,676,600
WPP Finance 2010
3.750%, 9/19/24		100,000	96,146

			16,037,812

Wireless Telecommunication Services (1.2%)
America Movil SAB de CV
5.000%, 3/30/20		200,000	204,840
Sprint Communications, Inc.
7.000%, 8/15/20		1,000,000	1,043,600
11.500%, 11/15/21		2,500,000	2,928,125
6.000%, 11/15/22		2,500,000	2,550,000
Sprint Corp.
7.875%, 9/15/23		4,700,000	5,058,610
7.625%, 3/1/26		1,000,000	1,058,800
Sprint Spectrum Co. LLC
5.152%, 3/20/28§		1,500,000	1,511,250
Vodafone Group plc
2.950%, 2/19/23		150,000	144,686

			14,499,911

Total Communication Services			42,110,180

Consumer Discretionary (1.4%)
Auto Components (0.0%)
Aptiv Corp.
4.150%, 3/15/24		75,000	74,753

Automobiles (0.4%)
Ford Motor Co.
4.346%, 12/8/26		2,150,000	2,021,873
General Motors Co.
5.150%, 4/1/38		2,000,000	1,851,529

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

AXA/FRANKLIN BALANCED MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

	Principal Amount	Value (Note 1)
Tesla, Inc.
5.300%, 8/15/25(x)§	$1,000,000	$843,800

		4,717,202

Hotels, Restaurants & Leisure (0.3%)
Carnival Corp.
3.950%, 10/15/20	150,000	152,170
Marriott International, Inc.
Series N
3.125%, 10/15/21	250,000	246,997
McDonald’s Corp.
3.625%, 5/20/21	150,000	151,239
3.700%, 1/30/26	200,000	196,732
Wynn Las Vegas LLC
5.500%, 3/1/25§	2,000,000	1,932,600
5.250%, 5/15/27§	1,000,000	926,300

		3,606,038

Household Durables (0.5%)
KB Home
7.500%, 9/15/22	2,100,000	2,257,500
Newell Brands, Inc.
3.150%, 4/1/21	250,000	245,961
3.850%, 4/1/23	80,000	78,327
Shea Homes LP
5.875%, 4/1/23§	3,000,000	2,966,250

		5,548,038

Internet & Direct Marketing Retail (0.1%)
Alibaba Group Holding Ltd.
2.500%, 11/28/19	250,000	247,704
3.600%, 11/28/24	200,000	196,155
Amazon.com, Inc.
2.600%, 12/5/19	250,000	249,579
3.300%, 12/5/21	150,000	150,795
2.800%, 8/22/24	300,000	289,628
Booking Holdings, Inc.
2.750%, 3/15/23	250,000	239,566
eBay, Inc.
3.250%, 10/15/20	50,000	49,771
2.600%, 7/15/22	100,000	96,549
QVC, Inc.
4.850%, 4/1/24	50,000	49,469

		1,569,216

Multiline Retail (0.0%)
Macy’s Retail Holdings, Inc.
3.875%, 1/15/22	150,000	149,871

Specialty Retail (0.1%)
AutoZone, Inc.
4.000%, 11/15/20	100,000	101,138
Home Depot, Inc. (The)
1.800%, 6/5/20	200,000	196,407
2.625%, 6/1/22	115,000	112,500
2.125%, 9/15/26	50,000	44,592
2.800%, 9/14/27(x)	150,000	140,046
Lowe’s Cos., Inc.
2.500%, 4/15/26	95,000	87,134
3.100%, 5/3/27	200,000	190,276

		872,093

Total Consumer Discretionary		16,537,211

Consumer Staples (1.0%)
Beverages (0.2%)
Anheuser-Busch InBev Finance, Inc.
2.650%, 2/1/21	130,000	128,092
3.300%, 2/1/23	200,000	197,376
3.700%, 2/1/24	100,000	99,640
3.650%, 2/1/26	350,000	340,295
Anheuser-Busch InBev Worldwide, Inc.
4.375%, 2/15/21	25,000	25,639
2.500%, 7/15/22	100,000	96,491
Coca-Cola Co. (The)
3.150%, 11/15/20	100,000	100,259
3.200%, 11/1/23	200,000	198,229
Constellation Brands, Inc.
3.700%, 12/6/26	150,000	142,384
Keurig Dr Pepper, Inc.
4.597%, 5/25/28§	250,000	250,860
Molson Coors Brewing Co.
3.000%, 7/15/26	200,000	180,763
PepsiCo, Inc.
1.850%, 4/30/20	200,000	196,794
2.750%, 3/5/22	150,000	147,758
3.600%, 3/1/24	250,000	251,991

		2,356,571

Food & Staples Retailing (0.2%)
Costco Wholesale Corp.
2.250%, 2/15/22	85,000	82,372
Kroger Co. (The)
6.150%, 1/15/20	150,000	155,456
2.950%, 11/1/21(x)	150,000	147,482
Sysco Corp.
2.600%, 10/1/20	40,000	39,525
2.500%, 7/15/21	25,000	24,409
3.250%, 7/15/27	250,000	235,146
Walgreen Co.
3.100%, 9/15/22	150,000	146,408
Walgreens Boots Alliance, Inc.
3.300%, 11/18/21	150,000	149,245
3.800%, 11/18/24	200,000	197,506
Walmart, Inc.
3.625%, 7/8/20	100,000	101,126
3.300%, 4/22/24	100,000	99,380
3.700%, 6/26/28	350,000	349,328

		1,727,383

Food Products (0.3%)
Campbell Soup Co.
4.150%, 3/15/28	150,000	143,283
General Mills, Inc.
2.200%, 10/21/19	250,000	248,092
4.200%, 4/17/28	150,000	147,725
JM Smucker Co. (The)
3.000%, 3/15/22	180,000	176,178
Kellogg Co.
3.250%, 4/1/26	150,000	140,631
Kraft Heinz Foods Co.
5.375%, 2/10/20	104,000	106,931
2.800%, 7/2/20	250,000	247,155
3.000%, 6/1/26	200,000	181,391
4.625%, 1/30/29	1,500,000	1,491,313
Mead Johnson Nutrition Co.
4.125%, 11/15/25	100,000	101,027
Tyson Foods, Inc.
4.500%, 6/15/22	100,000	102,903
Unilever Capital Corp.
2.000%, 7/28/26	150,000	132,389

		3,219,018

Household Products (0.0%)
Clorox Co. (The)
3.050%, 9/15/22	150,000	148,202
3.500%, 12/15/24	100,000	98,729

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

AXA/FRANKLIN BALANCED MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

	Principal Amount	Value (Note 1)
Procter & Gamble Co. (The)
2.450%, 11/3/26	$250,000	$231,161

		478,092

Tobacco (0.3%)
Altria Group, Inc.
2.625%, 1/14/20	200,000	198,856
2.850%, 8/9/22	200,000	195,157
4.000%, 1/31/24	100,000	101,124
BAT Capital Corp.
3.222%, 8/15/24§	250,000	238,555
3.557%, 8/15/27§	3,000,000	2,795,406
Philip Morris International, Inc.
2.500%, 8/22/22	100,000	96,327
3.600%, 11/15/23	50,000	49,962
Reynolds American, Inc.
4.450%, 6/12/25	250,000	251,170

		3,926,557

Total Consumer Staples		11,707,621

Energy (3.9%)
Energy Equipment & Services (0.6%)
Baker Hughes a GE Co. LLC
3.337%, 12/15/27	90,000	84,445
Halliburton Co.
3.250%, 11/15/21	100,000	99,879
3.800%, 11/15/25	30,000	29,737
National Oilwell Varco, Inc.
2.600%, 12/1/22	150,000	142,773
Weatherford International Ltd.
7.750%, 6/15/21(x)	4,000,000	3,930,000
4.500%, 4/15/22(x)	1,750,000	1,522,500
8.250%, 6/15/23(x)	2,400,000	2,268,000

		8,077,334

Oil, Gas & Consumable Fuels (3.3%)
Anadarko Petroleum Corp.
3.450%, 7/15/24	150,000	144,375
BP Capital Markets plc
2.315%, 2/13/20	200,000	198,216
4.500%, 10/1/20	100,000	102,537
3.814%, 2/10/24	250,000	251,543
3.224%, 4/14/24	250,000	244,063
Calumet Specialty Products Partners LP
6.500%, 4/15/21(x)	1,500,000	1,492,500
7.625%, 1/15/22	2,000,000	2,005,000
Canadian Natural Resources Ltd.
3.850%, 6/1/27	250,000	242,790
Chesapeake Energy Corp.
6.125%, 2/15/21	2,000,000	2,045,000
8.000%, 12/15/22§	1,583,000	1,652,256
8.000%, 1/15/25(x)	7,000,000	7,219,100
8.000%, 6/15/27(x)	5,400,000	5,508,000
Chevron Corp.
2.193%, 11/15/19	35,000	34,786
2.355%, 12/5/22	150,000	144,414
3.191%, 6/24/23	150,000	148,681
2.954%, 5/16/26	250,000	238,776
CNOOC Finance 2013 Ltd.
3.000%, 5/9/23	200,000	191,946
Devon Energy Corp.
4.000%, 7/15/21	100,000	100,812
Ecopetrol SA
5.375%, 6/26/26	150,000	154,650
Enable Midstream Partners LP
3.900%, 5/15/24(e)	150,000	144,894
Enbridge Energy Partners LP
5.875%, 10/15/25	100,000	110,391
Enbridge, Inc.
3.700%, 7/15/27	350,000	337,981
Energy Transfer Equity LP
5.500%, 6/1/27	1,400,000	1,452,920
Energy Transfer Partners LP
4.650%, 6/1/21	150,000	153,818
3.600%, 2/1/23	100,000	98,206
4.050%, 3/15/25	100,000	97,905
Enterprise Products Operating LLC
2.550%, 10/15/19	100,000	99,603
4.050%, 2/15/22	200,000	203,205
3.350%, 3/15/23	150,000	148,141
EOG Resources, Inc.
4.100%, 2/1/21	100,000	101,677
4.150%, 1/15/26	150,000	153,702
EQT Corp.
4.875%, 11/15/21	50,000	51,340
Equinor ASA
2.900%, 11/8/20	200,000	199,042
2.750%, 11/10/21	150,000	147,826
Exxon Mobil Corp.
2.397%, 3/6/22	150,000	145,633
3.176%, 3/15/24	150,000	148,569
HighPoint Operating Corp.
7.000%, 10/15/22	500,000	495,625
8.750%, 6/15/25	3,500,000	3,666,250
Husky Energy, Inc.
4.000%, 4/15/24	50,000	49,824
Kinder Morgan Energy Partners LP
6.850%, 2/15/20	325,000	340,341
4.300%, 5/1/24	150,000	151,204
Kinder Morgan, Inc.
5.625%, 11/15/23§	2,100,000	2,243,800
7.750%, 1/15/32	1,700,000	2,140,697
Marathon Oil Corp.
2.800%, 11/1/22	100,000	95,875
Marathon Petroleum Corp.
5.125%, 3/1/21	50,000	51,902
3.625%, 9/15/24	150,000	147,687
MPLX LP
4.500%, 7/15/23	100,000	102,545
4.875%, 6/1/25	100,000	102,821
Noble Energy, Inc.
4.150%, 12/15/21	150,000	151,650
Occidental Petroleum Corp.
2.700%, 2/15/23	200,000	193,280
ONEOK, Inc.
4.000%, 7/13/27	200,000	193,506
Petroleos Mexicanos
4.875%, 1/24/22	250,000	252,250
5.375%, 3/13/22	350,000	358,750
4.250%, 1/15/25	100,000	94,420
4.500%, 1/23/26	150,000	140,025
6.875%, 8/4/26	150,000	157,860
Plains All American Pipeline LP
3.850%, 10/15/23	100,000	98,330
Sabine Pass Liquefaction LLC
5.625%, 3/1/25	250,000	266,454
Sunoco Logistics Partners Operations LP
4.250%, 4/1/24	150,000	149,060
Total Capital International SA
2.700%, 1/25/23	200,000	194,098
Total Capital SA
4.125%, 1/28/21	250,000	255,156

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

AXA/FRANKLIN BALANCED MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

	Principal Amount	Value (Note 1)
TransCanada PipeLines Ltd.
3.800%, 10/1/20	$100,000	$100,923
4.875%, 1/15/26	120,000	125,584
Valero Energy Corp.
6.125%, 2/1/20	150,000	155,633
W&T Offshore, Inc.
9.000%, 5/15/20 PIK§	774,438	743,746
8.500%, 6/15/21 PIK§	702,156	722,343
Williams Cos., Inc. (The)
5.250%, 3/15/20	100,000	102,697
4.125%, 11/15/20	100,000	101,065
4.300%, 3/4/24	150,000	151,102

		40,210,801

Total Energy		48,288,135

Financials (5.3%)
Banks (3.7%)
Banco Santander SA
3.500%, 4/11/22	200,000	195,731
4.379%, 4/12/28	200,000	189,320
Bank of America Corp.
3.300%, 1/11/23	150,000	147,907
(ICE LIBOR USD 3 Month + 0.79%), 3.004%, 12/20/23(k)	483,000	469,138
4.125%, 1/22/24	100,000	101,528
4.000%, 4/1/24	350,000	352,944
4.000%, 1/22/25	250,000	246,512
3.500%, 4/19/26	200,000	193,255
(ICE LIBOR USD 3 Month + 1.58%), 3.824%, 1/20/28(k)	250,000	242,701
(ICE LIBOR USD 3 Month + 1.51%), 3.705%, 4/24/28(k)	150,000	144,028
(ICE LIBOR USD 3 Month + 1.04%), 3.419%, 12/20/28(k)	2,112,000	1,981,681
(ICE LIBOR USD 3 Month + 1.07%), 3.970%, 3/5/29(k)	150,000	146,169
Series AA
(ICE LIBOR USD 3 Month + 3.90%), 6.100%, 3/17/25(k)(y)	1,000,000	1,047,500
Series L
2.250%, 4/21/20	300,000	295,809
Series U
(ICE LIBOR USD 3 Month + 3.14%), 5.200%, 6/1/23(k)(x)(y)	300,000	297,000
Series X
(ICE LIBOR USD 3 Month + 3.71%), 6.250%, 9/5/24(k)(y)	500,000	526,900
Bank of Montreal
2.350%, 9/11/22	150,000	143,600
Bank of Nova Scotia (The)
2.450%, 3/22/21	250,000	244,960
4.500%, 12/16/25	100,000	100,011
Barclays Bank plc
5.140%, 10/14/20	100,000	102,720
Barclays plc
2.750%, 11/8/19	250,000	248,846
3.684%, 1/10/23	250,000	243,208
4.375%, 1/12/26	200,000	193,516
BB&T Corp.
2.450%, 1/15/20	300,000	298,046
2.050%, 5/10/21	150,000	145,243
BNP Paribas SA
3.250%, 3/3/23	100,000	98,230
4.250%, 10/15/24	200,000	197,483
Citigroup, Inc.
2.650%, 10/26/20	750,000	739,981
3.875%, 10/25/23	150,000	149,893
3.300%, 4/27/25	345,000	331,832
3.400%, 5/1/26	200,000	190,426
3.200%, 10/21/26	200,000	186,438
(ICE LIBOR USD 3 Month + 1.56%), 3.887%, 1/10/28(k)	150,000	145,183
(ICE LIBOR USD 3 Month + 1.39%), 3.668%, 7/24/28(k)	250,000	237,771
4.125%, 7/25/28	2,000,000	1,932,102
Series O
(ICE LIBOR USD 3 Month + 4.06%), 5.875%, 3/27/20(k)(y)	4,000,000	4,080,000
Series Q
(ICE LIBOR USD 3 Month + 4.10%), 5.950%, 8/15/20(k)(y)	3,000,000	3,090,000
Cooperatieve Rabobank UA
4.500%, 1/11/21	75,000	76,763
3.875%, 2/8/22	75,000	75,575
4.375%, 8/4/25	250,000	246,835
Credit Suisse Group Funding Guernsey Ltd.
3.125%, 12/10/20	250,000	247,968
Discover Bank
3.200%, 8/9/21	250,000	246,379
Fifth Third Bank
3.850%, 3/15/26	200,000	195,180
HSBC Holdings plc
5.100%, 4/5/21	100,000	103,908
4.000%, 3/30/22	100,000	100,935
(ICE LIBOR USD 3 Month + 1.06%), 3.262%, 3/13/23(k)	200,000	195,727
4.250%, 3/14/24	200,000	198,419
4.300%, 3/8/26	250,000	248,582
(ICE LIBOR USD 3 Month + 1.35%), 4.292%, 9/12/26(k)	3,000,000	2,969,744
Industrial & Commercial Bank of China Ltd.
3.231%, 11/13/19	250,000	248,820
JPMorgan Chase & Co.
2.250%, 1/23/20	150,000	148,479
4.250%, 10/15/20	200,000	203,757
2.400%, 6/7/21	150,000	146,270
4.500%, 1/24/22	250,000	257,703
3.250%, 9/23/22	100,000	99,114
3.200%, 1/25/23	150,000	147,611
3.375%, 5/1/23	250,000	244,968
2.700%, 5/18/23	200,000	191,973
3.625%, 5/13/24	250,000	247,862
3.125%, 1/23/25	150,000	143,923
(ICE LIBOR USD 3 Month + 1.16%), 3.220%, 3/1/25(k)	250,000	241,589
2.950%, 10/1/26	250,000	231,530
(ICE LIBOR USD 3 Month + 1.34%), 3.782%, 2/1/28(k)	200,000	194,376
Series I
(ICE LIBOR USD 3 Month + 3.47%), 5.809%, 1/30/19(k)(y)	4,468,000	4,481,404
Series Q
(ICE LIBOR USD 3 Month + 3.25%), 5.150%, 5/1/23(k)(y)	2,000,000	1,990,000
KeyCorp
2.900%, 9/15/20	100,000	99,321
5.100%, 3/24/21	50,000	52,022
Korea Development Bank (The)
2.500%, 3/11/20	350,000	345,529
Kreditanstalt fuer Wiederaufbau
1.500%, 4/20/20	250,000	244,865
1.625%, 5/29/20	500,000	489,825

See Notes to Portfolio of Investments.

4

EQ ADVISORS TRUST

AXA/FRANKLIN BALANCED MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

	Principal Amount	Value (Note 1)
2.750%, 9/8/20	$150,000	$149,450
1.625%, 3/15/21	250,000	241,954
1.500%, 6/15/21	500,000	480,530
2.625%, 1/25/22	300,000	295,921
2.375%, 12/29/22	500,000	485,718
2.125%, 1/17/23(x)	250,000	240,267
Landwirtschaftliche Rentenbank
Series 36
2.000%, 12/6/21	250,000	241,859
Lloyds Bank plc
6.375%, 1/21/21	100,000	106,281
Lloyds Banking Group plc
4.650%, 3/24/26	200,000	196,280
(ICE LIBOR USD 3 Month + 1.21%), 3.574%, 11/7/28(k)	200,000	183,414
Mitsubishi UFJ Financial Group, Inc.
3.850%, 3/1/26	200,000	196,578
Mizuho Financial Group, Inc.
3.170%, 9/11/27	250,000	231,101
MUFG Americas Holdings Corp.
3.000%, 2/10/25	50,000	47,359
National Australia Bank Ltd.
2.500%, 7/12/26	250,000	225,067
PNC Bank NA
3.250%, 1/22/28	250,000	237,932
PNC Financial Services Group, Inc. (The)
5.125%, 2/8/20	100,000	102,825
3.900%, 4/29/24	250,000	248,547
Royal Bank of Canada
2.350%, 10/30/20	500,000	491,472
2.500%, 1/19/21	150,000	147,543
Royal Bank of Scotland Group plc
4.800%, 4/5/26	200,000	200,061
Santander Holdings USA, Inc.
2.650%, 4/17/20	120,000	118,457
3.700%, 3/28/22	200,000	196,779
Santander UK Group Holdings plc
(ICE LIBOR USD 3 Month + 1.40%), 3.823%, 11/3/28(k)	250,000	229,009
Sumitomo Mitsui Banking Corp.
2.650%, 7/23/20	250,000	246,787
Sumitomo Mitsui Financial Group, Inc.
2.632%, 7/14/26	250,000	225,043
3.364%, 7/12/27	150,000	141,604
Toronto-Dominion Bank (The)
2.250%, 11/5/19	150,000	148,975
1.800%, 7/13/21(x)	250,000	240,014
US Bancorp
2.950%, 7/15/22	150,000	146,693
Series V
2.375%, 7/22/26	150,000	135,901
US Bank NA
2.125%, 10/28/19	250,000	248,303
Wells Fargo & Co.
2.600%, 7/22/20	105,000	103,837
2.550%, 12/7/20	350,000	344,274
3.500%, 3/8/22	100,000	99,704
3.069%, 1/24/23	250,000	243,294
4.125%, 8/15/23	100,000	101,182
3.300%, 9/9/24	250,000	242,358
3.000%, 4/22/26	200,000	186,165
3.000%, 10/23/26	150,000	138,895
(ICE LIBOR USD 3 Month + 1.31%), 3.584%, 5/22/28(k)	250,000	239,242
Series M
3.450%, 2/13/23	100,000	98,202
Series S
(ICE LIBOR USD 3 Month + 3.11%), 5.900%, 6/15/24(k)(y)	900,000	913,500
Westpac Banking Corp.
2.150%, 3/6/20	250,000	246,629
2.700%, 8/19/26	250,000	228,265

		45,047,839

Capital Markets (0.8%)
Ameriprise Financial, Inc.
5.300%, 3/15/20	100,000	103,113
Bank of New York Mellon Corp. (The)
2.600%, 8/17/20	200,000	198,137
4.150%, 2/1/21	100,000	102,127
3.550%, 9/23/21	100,000	100,826
2.200%, 8/16/23	250,000	234,579
Brookfield Finance, Inc.
4.250%, 6/2/26	100,000	98,493
Credit Suisse AG
5.400%, 1/14/20	100,000	102,507
4.375%, 8/5/20	250,000	254,486
3.625%, 9/9/24	250,000	246,362
Deutsche Bank AG
3.375%, 5/12/21	200,000	196,467
3.700%, 5/30/24	250,000	235,536
Goldman Sachs Group, Inc. (The)
2.550%, 10/23/19	250,000	248,783
2.750%, 9/15/20	45,000	44,489
5.750%, 1/24/22	250,000	265,817
3.000%, 4/26/22	250,000	244,918
3.625%, 1/22/23	150,000	148,956
4.000%, 3/3/24	250,000	250,666
(ICE LIBOR USD 3 Month + 1.20%), 3.272%, 9/29/25(k)	1,700,000	1,622,203
4.250%, 10/21/25	200,000	197,887
3.850%, 1/26/27	250,000	242,331
(ICE LIBOR USD 3 Month + 1.51%), 3.691%, 6/5/28(k)	200,000	190,005
(ICE LIBOR USD 3 Month + 1.30%), 4.223%, 5/1/29(k)	150,000	147,483
Intercontinental Exchange, Inc.
2.750%, 12/1/20	40,000	39,663
4.000%, 10/15/23	100,000	102,536
Invesco Finance plc
3.750%, 1/15/26	100,000	98,125
Moody’s Corp.
4.500%, 9/1/22	50,000	51,518
Morgan Stanley
2.800%, 6/16/20	140,000	138,896
5.750%, 1/25/21	250,000	262,593
2.625%, 11/17/21	250,000	242,845
2.750%, 5/19/22	200,000	193,794
4.875%, 11/1/22	100,000	103,411
3.125%, 1/23/23	100,000	97,452
3.750%, 2/25/23	100,000	99,869
4.100%, 5/22/23	100,000	100,067
3.700%, 10/23/24	150,000	147,460
3.875%, 1/27/26	200,000	196,433
3.125%, 7/27/26	150,000	139,740
3.625%, 1/20/27	100,000	95,904
(ICE LIBOR USD 3 Month + 1.34%), 3.591%, 7/22/28(k)	100,000	94,686
(ICE LIBOR USD 3 Month + 1.14%), 3.772%, 1/24/29(k)	150,000	143,995

See Notes to Portfolio of Investments.

5

EQ ADVISORS TRUST

AXA/FRANKLIN BALANCED MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

	Principal Amount	Value (Note 1)
Series F
3.875%, 4/29/24	$100,000	$99,619
Series J
(ICE LIBOR USD 3 Month + 3.81%), 5.550%, 7/15/20(k)(y)	700,000	715,750
Nasdaq, Inc.
3.850%, 6/30/26	150,000	144,677
S&P Global, Inc.
3.300%, 8/14/20	50,000	49,975
State Street Corp.
4.375%, 3/7/21	150,000	154,058
3.300%, 12/16/24	95,000	93,316
TD Ameritrade Holding Corp.
2.950%, 4/1/22	250,000	244,992
UBS AG
2.350%, 3/26/20	250,000	247,107

		9,574,652

Consumer Finance (0.5%)
AerCap Ireland Capital DAC
4.250%, 7/1/20	250,000	252,527
3.950%, 2/1/22	150,000	149,622
3.300%, 1/23/23	250,000	240,282
American Express Co.
2.650%, 12/2/22	212,000	203,984
3.400%, 2/27/23	250,000	246,454
3.625%, 12/5/24	150,000	147,341
American Honda Finance Corp.
2.450%, 9/24/20	250,000	246,226
Capital One Financial Corp.
4.750%, 7/15/21	100,000	103,430
3.500%, 6/15/23	200,000	195,645
4.200%, 10/29/25	1,700,000	1,651,657
3.750%, 7/28/26	150,000	139,671
Discover Financial Services
3.850%, 11/21/22	100,000	98,827
Ford Motor Credit Co. LLC
5.875%, 8/2/21	200,000	209,215
4.134%, 8/4/25	200,000	188,635
General Motors Financial Co., Inc.
3.700%, 11/24/20	165,000	165,476
4.000%, 1/15/25	250,000	240,501
5.250%, 3/1/26	150,000	153,250
4.350%, 1/17/27	200,000	191,275
HSBC USA, Inc.
2.350%, 3/5/20	500,000	494,573
John Deere Capital Corp.
2.050%, 3/10/20	100,000	98,719
2.800%, 3/6/23	250,000	243,349
Synchrony Financial
3.750%, 8/15/21	75,000	74,335
4.250%, 8/15/24	100,000	96,269
Toyota Motor Credit Corp.
2.150%, 3/12/20	180,000	177,832
2.750%, 5/17/21	250,000	246,563
2.150%, 9/8/22	150,000	142,888

		6,398,546

Diversified Financial Services (0.1%)
Berkshire Hathaway, Inc.
2.750%, 3/15/23	95,000	92,589
3.125%, 3/15/26	200,000	192,311
Boeing Capital Corp.
4.700%, 10/27/19	100,000	101,818
GE Capital International Funding Co. Unlimited Co.
2.342%, 11/15/20	283,000	276,442
Jefferies Financial Group, Inc.
5.500%, 10/18/23	100,000	103,570
National Rural Utilities Cooperative Finance Corp.
2.300%, 11/15/19	200,000	198,303
3.400%, 2/7/28	150,000	145,628
Shell International Finance BV
2.375%, 8/21/22	250,000	241,651
3.400%, 8/12/23	100,000	99,883
3.250%, 5/11/25	140,000	137,106

		1,589,301

Insurance (0.2%)
Aflac, Inc.
3.250%, 3/17/25	150,000	145,396
Allstate Corp. (The)
3.150%, 6/15/23	100,000	98,144
American International Group, Inc.
3.375%, 8/15/20	150,000	149,808
3.300%, 3/1/21	55,000	54,781
3.900%, 4/1/26	200,000	195,078
Aon Corp.
5.000%, 9/30/20	50,000	51,492
Aon plc
3.875%, 12/15/25	150,000	148,195
Berkshire Hathaway Finance Corp.
4.250%, 1/15/21	100,000	102,527
Brighthouse Financial, Inc.
3.700%, 6/22/27	100,000	88,695
Chubb INA Holdings, Inc.
3.350%, 5/15/24	250,000	245,432
CNA Financial Corp.
5.875%, 8/15/20(x)	100,000	104,388
Hartford Financial Services Group, Inc. (The)
5.500%, 3/30/20	150,000	154,631
Lincoln National Corp.
4.850%, 6/24/21	50,000	51,656
Loews Corp.
3.750%, 4/1/26	150,000	147,576
Marsh & McLennan Cos., Inc.
4.800%, 7/15/21	150,000	155,191
3.500%, 6/3/24	150,000	146,686
MetLife, Inc.
3.600%, 4/10/24	250,000	250,608
Progressive Corp. (The)
3.750%, 8/23/21	50,000	50,508
Prudential Financial, Inc.
3.878%, 3/27/28	150,000	147,976
(ICE LIBOR USD 3 Month + 4.18%), 5.875%, 9/15/42(k)	150,000	158,625
Reinsurance Group of America, Inc.
4.700%, 9/15/23	100,000	102,666

		2,750,059

Total Financials		65,360,397

Health Care (5.3%)
Biotechnology (0.2%)
AbbVie, Inc.
2.900%, 11/6/22	200,000	194,256
3.600%, 5/14/25	185,000	179,095
Amgen, Inc.
3.450%, 10/1/20	150,000	150,520
2.700%, 5/1/22	110,000	106,964
3.625%, 5/22/24	250,000	249,758

See Notes to Portfolio of Investments.

6

EQ ADVISORS TRUST

AXA/FRANKLIN BALANCED MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

	Principal Amount	Value (Note 1)
Biogen, Inc.
3.625%, 9/15/22	$100,000	$100,129
4.050%, 9/15/25	40,000	40,164
Celgene Corp.
3.950%, 10/15/20	100,000	101,181
3.875%, 8/15/25	250,000	246,322
Gilead Sciences, Inc.
4.400%, 12/1/21	100,000	103,210
3.250%, 9/1/22	40,000	39,818
2.500%, 9/1/23	250,000	238,027
3.700%, 4/1/24	100,000	100,241

		1,849,685

Health Care Equipment & Supplies (0.6%)
Abbott Laboratories
2.550%, 3/15/22	175,000	169,968
3.750%, 11/30/26	250,000	247,675
Becton Dickinson and Co.
2.675%, 12/15/19	250,000	247,344
3.734%, 12/15/24	25,000	24,437
3.700%, 6/6/27	150,000	143,505
Boston Scientific Corp.
3.850%, 5/15/25	150,000	149,179
Mallinckrodt International Finance SA
4.875%, 4/15/20§	300,000	297,750
5.750%, 8/1/22(x)§	5,000,000	4,612,500
5.625%, 10/15/23(x)§	600,000	531,000
5.500%, 4/15/25(x)§	1,000,000	842,500
Medtronic, Inc.
4.125%, 3/15/21	100,000	102,100
3.150%, 3/15/22	80,000	79,407
3.500%, 3/15/25	150,000	148,804
Stryker Corp.
3.375%, 5/15/24	150,000	146,184
Zimmer Biomet Holdings, Inc.
3.150%, 4/1/22	200,000	195,624

		7,937,977

Health Care Providers & Services (2.8%)
Aetna, Inc.
2.750%, 11/15/22	150,000	144,171
3.500%, 11/15/24	150,000	146,123
AmerisourceBergen Corp.
3.400%, 5/15/24	150,000	145,951
Anthem, Inc.
3.125%, 5/15/22	150,000	147,564
3.350%, 12/1/24	150,000	145,463
Cardinal Health, Inc.
3.079%, 6/15/24	250,000	235,756
CHS/Community Health Systems, Inc.
6.250%, 3/31/23	5,000,000	4,748,500
Cigna Corp.
4.500%, 3/15/21	150,000	153,053
CVS Health Corp.
3.500%, 7/20/22	500,000	496,102
4.100%, 3/25/25	750,000	748,710
4.300%, 3/25/28	1,400,000	1,387,937
5.050%, 3/25/48	400,000	409,790
DaVita, Inc.
5.125%, 7/15/24	1,100,000	1,065,625
Express Scripts Holding Co.
4.750%, 11/15/21	150,000	154,719
3.400%, 3/1/27	250,000	232,078
Halfmoon Parent, Inc.
3.750%, 7/15/23(b)§	2,000,000	1,995,138
HCA, Inc.
7.500%, 2/15/22	3,200,000	3,504,000
5.875%, 5/1/23	1,500,000	1,578,750
Laboratory Corp. of America Holdings
3.200%, 2/1/22	75,000	74,088
McKesson Corp.
3.796%, 3/15/24	100,000	98,830
Medco Health Solutions, Inc.
4.125%, 9/15/20	100,000	101,118
Tenet Healthcare Corp.
8.125%, 4/1/22	5,000,000	5,269,000
6.750%, 6/15/23(x)	5,000,000	4,987,500
5.125%, 5/1/25	5,800,000	5,698,500
UnitedHealth Group, Inc.
2.875%, 12/15/21	65,000	64,106
3.350%, 7/15/22	250,000	249,440
3.750%, 7/15/25	150,000	150,714

		34,132,726

Life Sciences Tools & Services (0.0%)
Agilent Technologies, Inc.
3.875%, 7/15/23	100,000	99,650
Life Technologies Corp.
5.000%, 1/15/21	100,000	102,676
Thermo Fisher Scientific, Inc.
3.600%, 8/15/21	50,000	50,190
3.300%, 2/15/22	100,000	99,125

		351,641

Pharmaceuticals (1.7%)
Allergan Finance LLC
3.250%, 10/1/22	150,000	147,133
Allergan Funding SCS
3.450%, 3/15/22	250,000	248,295
3.800%, 3/15/25	2,150,000	2,102,807
AstraZeneca plc
3.375%, 11/16/25	200,000	193,417
Bausch Health Cos., Inc.
6.500%, 3/15/22§	600,000	623,280
5.875%, 5/15/23§	3,000,000	2,925,000
7.000%, 3/15/24§	900,000	949,770
6.125%, 4/15/25§	1,600,000	1,518,240
5.500%, 11/1/25§	3,000,000	3,000,000
Bayer US Finance II LLC
4.250%, 12/15/25§	2,000,000	1,987,062
Bristol-Myers Squibb Co.
2.000%, 8/1/22	100,000	95,471
Endo Dac
6.000%, 2/1/25(e)§	2,000,000	1,724,000
Endo Finance LLC
5.750%, 1/15/22§	1,000,000	933,750
GlaxoSmithKline Capital, Inc.
2.800%, 3/18/23	100,000	97,235
3.875%, 5/15/28	150,000	150,681
Horizon Pharma, Inc.
6.625%, 5/1/23	1,000,000	1,025,000
Johnson & Johnson
2.450%, 12/5/21	150,000	146,536
2.050%, 3/1/23	35,000	33,471
3.375%, 12/5/23	100,000	101,126
Merck & Co., Inc.
1.850%, 2/10/20	250,000	246,613
2.350%, 2/10/22	45,000	43,815
2.400%, 9/15/22	150,000	145,373
Mylan NV
3.950%, 6/15/26	1,900,000	1,796,185
Novartis Capital Corp.
3.400%, 5/6/24	100,000	100,013
Pfizer, Inc.
3.400%, 5/15/24	100,000	99,965

See Notes to Portfolio of Investments.

7

EQ ADVISORS TRUST

AXA/FRANKLIN BALANCED MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

	Principal Amount	Value (Note 1)
3.000%, 12/15/26	$150,000	$143,413
Sanofi
4.000%, 3/29/21	75,000	76,452
Shire Acquisitions Investments Ireland DAC
3.200%, 9/23/26	365,000	336,968
Zoetis, Inc.
3.250%, 2/1/23	150,000	147,189

		21,138,260

Total Health Care		65,410,289

Industrials (1.1%)
Aerospace & Defense (0.3%)
Embraer Netherlands Finance BV
5.400%, 2/1/27	150,000	153,000
General Dynamics Corp.
3.875%, 7/15/21	100,000	101,636
3.750%, 5/15/28	150,000	149,965
Harris Corp.
2.700%, 4/27/20	150,000	148,445
Lockheed Martin Corp.
4.250%, 11/15/19	150,000	152,680
3.550%, 1/15/26	150,000	148,236
Northrop Grumman Corp.
3.500%, 3/15/21	100,000	100,365
2.930%, 1/15/25	150,000	142,402
3.250%, 1/15/28	150,000	141,017
Precision Castparts Corp.
2.500%, 1/15/23	75,000	72,124
Textron, Inc.
4.300%, 3/1/24	100,000	101,265
United Technologies Corp.
3.100%, 6/1/22	50,000	49,098
2.800%, 5/4/24	250,000	237,061
3.950%, 8/16/25	1,750,000	1,738,465

		3,435,759

Air Freight & Logistics (0.3%)
FedEx Corp.
2.300%, 2/1/20	85,000	84,166
2.625%, 8/1/22	50,000	48,413
3.400%, 2/15/28	150,000	143,934
United Parcel Service, Inc.
3.125%, 1/15/21	200,000	199,811
XPO Logistics, Inc.
6.500%, 6/15/22§	3,225,000	3,329,813

		3,806,137

Building Products (0.0%)
Masco Corp.
4.450%, 4/1/25	100,000	100,781

Commercial Services & Supplies (0.1%)
Republic Services, Inc.
5.250%, 11/15/21	100,000	105,245
West Corp.
8.500%, 10/15/25§	1,000,000	918,800

		1,024,045

Electrical Equipment (0.0%)
ABB Finance USA, Inc.
2.875%, 5/8/22	150,000	147,312
Eaton Corp.
2.750%, 11/2/22	150,000	145,335
Emerson Electric Co.
2.625%, 2/15/23	150,000	144,643

		437,290

Industrial Conglomerates (0.1%)
General Electric Co.
4.625%, 1/7/21	101,000	104,061
3.150%, 9/7/22	100,000	98,561
2.700%, 10/9/22	250,000	241,844
3.100%, 1/9/23	150,000	147,173
Honeywell International, Inc.
1.850%, 11/1/21	250,000	240,471
Ingersoll-Rand Luxembourg Finance SA
2.625%, 5/1/20	250,000	247,941
Roper Technologies, Inc.
3.125%, 11/15/22	100,000	97,656

		1,177,707

Machinery (0.1%)
Caterpillar, Inc.
2.600%, 6/26/22	100,000	97,294
Deere & Co.
4.375%, 10/16/19	150,000	152,468
2.600%, 6/8/22	100,000	97,561
Flowserve Corp.
4.000%, 11/15/23	100,000	98,239
Illinois Tool Works, Inc.
3.500%, 3/1/24	150,000	151,198
Stanley Black & Decker, Inc.
2.900%, 11/1/22	100,000	97,718

		694,478

Road & Rail (0.1%)
Burlington Northern Santa Fe LLC
3.750%, 4/1/24	25,000	25,324
3.400%, 9/1/24	250,000	247,794
CSX Corp.
3.350%, 11/1/25	250,000	242,220
Ryder System, Inc.
2.500%, 5/11/20	65,000	64,294
Union Pacific Corp.
3.250%, 8/15/25	150,000	145,649

		725,281

Trading Companies & Distributors (0.1%)
Air Lease Corp.
3.875%, 4/1/21	150,000	151,025
3.250%, 3/1/25	150,000	139,903
Aircastle Ltd.
4.125%, 5/1/24	100,000	98,324
United Rentals North America, Inc.
5.750%, 11/15/24	1,425,000	1,466,040

		1,855,292

Total Industrials		13,256,770

Information Technology (0.9%)
Communications Equipment (0.1%)
Cisco Systems, Inc.
4.450%, 1/15/20	250,000	254,962
3.625%, 3/4/24	150,000	152,053
Juniper Networks, Inc.
4.600%, 3/15/21	50,000	51,184
Motorola Solutions, Inc.
3.500%, 9/1/21	250,000	248,077

		706,276

IT Services (0.1%)
Broadridge Financial Solutions, Inc.
3.400%, 6/27/26	55,000	51,883
DXC Technology Co.
4.450%, 9/18/22	100,000	101,459

See Notes to Portfolio of Investments.

8

EQ ADVISORS TRUST

AXA/FRANKLIN BALANCED MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

	Principal Amount	Value (Note 1)
Fidelity National Information Services, Inc.
3.500%, 4/15/23	$100,000	$98,896
5.000%, 10/15/25	200,000	210,691
Fiserv, Inc.
4.750%, 6/15/21	100,000	103,162
IBM Credit LLC
3.000%, 2/6/23	250,000	245,583
International Business Machines Corp.
3.375%, 8/1/23	150,000	149,257
3.450%, 2/19/26	150,000	148,163
Mastercard, Inc.
3.375%, 4/1/24	50,000	49,915
Visa, Inc.
2.200%, 12/14/20	350,000	343,995
2.800%, 12/14/22	115,000	112,515
2.750%, 9/15/27	150,000	139,583

		1,755,102

Semiconductors & Semiconductor Equipment (0.1%)
Applied Materials, Inc.
4.300%, 6/15/21	100,000	102,870
Broadcom Corp.
3.875%, 1/15/27	350,000	329,882
Intel Corp.
3.300%, 10/1/21	100,000	100,529
2.700%, 12/15/22	150,000	146,753
3.150%, 5/11/27(x)	150,000	144,796
KLA-Tencor Corp.
4.125%, 11/1/21	135,000	137,094
Lam Research Corp.
3.800%, 3/15/25	60,000	59,156
QUALCOMM, Inc.
2.600%, 1/30/23	250,000	240,090
3.450%, 5/20/25	150,000	145,537
Texas Instruments, Inc.
1.750%, 5/1/20	150,000	147,328

		1,554,035

Software (0.2%)
Adobe Systems, Inc.
3.250%, 2/1/25	200,000	196,882
Microsoft Corp.
4.000%, 2/8/21(x)	150,000	153,667
2.375%, 2/12/22	145,000	141,479
2.650%, 11/3/22	110,000	107,811
2.000%, 8/8/23	135,000	127,565
2.400%, 8/8/26	250,000	230,235
3.300%, 2/6/27	250,000	244,762
Oracle Corp.
2.250%, 10/8/19	250,000	248,755
2.500%, 5/15/22	150,000	145,896
2.500%, 10/15/22	200,000	194,062
2.400%, 9/15/23	150,000	142,876
2.650%, 7/15/26	250,000	231,966
VMware, Inc.
2.950%, 8/21/22	150,000	144,305

		2,310,261

Technology Hardware, Storage & Peripherals (0.4%)
Apple, Inc.
2.250%, 2/23/21	500,000	491,130
2.150%, 2/9/22	150,000	145,211
2.850%, 2/23/23	110,000	107,935
3.000%, 2/9/24	150,000	146,758
3.450%, 5/6/24	250,000	249,687
3.200%, 5/13/25	115,000	112,289
3.350%, 2/9/27	250,000	244,371
3.000%, 11/13/27	200,000	189,286
Dell International LLC
4.420%, 6/15/21§	800,000	811,875
5.450%, 6/15/23§	1,800,000	1,890,228
6.020%, 6/15/26§	95,000	101,335
Hewlett Packard Enterprise Co.
4.900%, 10/15/25(e)	150,000	153,982
HP, Inc.
4.050%, 9/15/22	200,000	202,352
Seagate HDD Cayman
4.750%, 6/1/23	75,000	74,761
4.875%, 6/1/27	100,000	93,967
Xerox Corp.
2.750%, 9/1/20(x)	67,000	65,589
4.500%, 5/15/21	150,000	150,686

		5,231,442

Total Information Technology		11,557,116

Materials (0.8%)
Chemicals (0.3%)
Albemarle Corp.
4.150%, 12/1/24	200,000	201,720
Dow Chemical Co. (The)
3.000%, 11/15/22	150,000	145,875
Eastman Chemical Co.
2.700%, 1/15/20	250,000	248,677
3.600%, 8/15/22	100,000	100,019
LyondellBasell Industries NV
6.000%, 11/15/21	200,000	212,841
Nutrien Ltd.
3.150%, 10/1/22	50,000	48,411
3.375%, 3/15/25	150,000	141,787
Sherwin-Williams Co. (The)
3.450%, 6/1/27	250,000	237,998
Syngenta Finance NV
4.441%, 4/24/23§	1,800,000	1,782,000

		3,119,328

Containers & Packaging (0.3%)
BWAY Holding Co.
5.500%, 4/15/24§	2,000,000	1,965,000
7.250%, 4/15/25§	1,700,000	1,655,970
International Paper Co.
4.750%, 2/15/22	124,000	128,489
3.650%, 6/15/24	150,000	147,658

		3,897,117

Metals & Mining (0.2%)
FMG Resources August 2006 Pty. Ltd.
5.125%, 5/15/24(x)§	2,200,000	2,134,000
Newmont Mining Corp.
3.500%, 3/15/22	100,000	99,316
Vale Overseas Ltd.
4.375%, 1/11/22	48,000	48,360
6.250%, 8/10/26	150,000	162,934

		2,444,610

Total Materials		9,461,055

Real Estate (0.6%)
Equity Real Estate Investment Trusts (REITs) (0.6%)
Alexandria Real Estate Equities, Inc. (REIT)
3.950%, 1/15/28	150,000	143,686
American Tower Corp. (REIT)
5.050%, 9/1/20	75,000	77,134
3.500%, 1/31/23	150,000	147,325
3.550%, 7/15/27	150,000	139,885

See Notes to Portfolio of Investments.

9

EQ ADVISORS TRUST

AXA/FRANKLIN BALANCED MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

	Principal Amount	Value (Note 1)
AvalonBay Communities, Inc. (REIT)
2.950%, 9/15/22	$100,000	$97,454
Boston Properties LP (REIT)
5.625%, 11/15/20	70,000	72,698
3.850%, 2/1/23	100,000	100,246
3.200%, 1/15/25	250,000	238,380
Brixmor Operating Partnership LP (REIT)
3.650%, 6/15/24	150,000	144,396
Crown Castle International Corp. (REIT)
4.450%, 2/15/26	250,000	250,001
DDR Corp. (REIT)
4.250%, 2/1/26	100,000	98,150
Equinix, Inc. (REIT)
5.375%, 5/15/27	2,000,000	2,000,000
ERP Operating LP (REIT)
4.625%, 12/15/21	150,000	154,556
Essex Portfolio LP (REIT)
3.875%, 5/1/24	250,000	248,057
HCP, Inc. (REIT)
3.875%, 8/15/24	150,000	146,247
Hospitality Properties Trust (REIT)
5.250%, 2/15/26	100,000	100,660
Iron Mountain, Inc. (REIT)
5.750%, 8/15/24(x)	2,000,000	1,980,000
Kimco Realty Corp. (REIT)
2.800%, 10/1/26	150,000	134,369
Liberty Property LP (REIT)
4.125%, 6/15/22	100,000	101,446
National Retail Properties, Inc. (REIT)
3.900%, 6/15/24	250,000	245,407
Omega Healthcare Investors, Inc. (REIT)
4.375%, 8/1/23	150,000	148,394
Realty Income Corp. (REIT)
3.250%, 10/15/22	150,000	147,727
Simon Property Group LP (REIT)
3.500%, 9/1/25	150,000	146,101
Ventas Realty LP (REIT)
4.250%, 3/1/22	100,000	102,069
Welltower, Inc. (REIT)
4.000%, 6/1/25	150,000	147,793
WP Carey, Inc. (REIT)
4.250%, 10/1/26	100,000	97,028

Total Real Estate		7,409,209

Utilities (1.1%)
Electric Utilities (0.3%)
Arizona Public Service Co.
3.150%, 5/15/25	150,000	144,817
Commonwealth Edison Co.
3.400%, 9/1/21	100,000	100,054
2.550%, 6/15/26	150,000	138,483
Connecticut Light & Power Co. (The)
2.500%, 1/15/23	150,000	144,132
DTE Electric Co.
3.450%, 10/1/20	100,000	100,078
Duke Energy Corp.
3.150%, 8/15/27	200,000	185,543
Duke Energy Indiana LLC
3.750%, 7/15/20	100,000	101,092
Entergy Corp.
5.125%, 9/15/20	50,000	51,259
Entergy Louisiana LLC
2.400%, 10/1/26	150,000	136,018
FirstEnergy Corp.
Series B
3.900%, 7/15/27	150,000	145,904
Florida Power & Light Co.
3.250%, 6/1/24	150,000	146,675
Indiana Michigan Power Co.
3.850%, 5/15/28	150,000	149,010
LG&E & KU Energy LLC
3.750%, 11/15/20	100,000	100,753
Northern States Power Co.
2.150%, 8/15/22	100,000	95,559
Pacific Gas & Electric Co.
3.500%, 10/1/20	100,000	99,947
3.750%, 2/15/24	100,000	97,546
PPL Capital Funding, Inc.
4.200%, 6/15/22	75,000	76,070
3.950%, 3/15/24	100,000	99,862
Progress Energy, Inc.
4.400%, 1/15/21	100,000	101,902
Southern California Edison Co.
3.875%, 6/1/21	50,000	50,646
Southern Co. (The)
2.750%, 6/15/20	150,000	148,419
3.250%, 7/1/26	250,000	233,378
Virginia Electric & Power Co.
Series A
3.100%, 5/15/25	200,000	192,025
Wisconsin Electric Power Co.
2.950%, 9/15/21	50,000	49,397
Xcel Energy, Inc.
4.700%, 5/15/20	100,000	101,578

		2,990,147

Gas Utilities (0.1%)
Dominion Energy Gas Holdings LLC
3.600%, 12/15/24	150,000	146,151
Ferrellgas LP
6.750%, 6/15/23(e)(x)	1,500,000	1,254,450

		1,400,601

Independent Power and Renewable Electricity Producers (0.6%)
Calpine Corp.
5.375%, 1/15/23	3,000,000	2,835,000
5.750%, 1/15/25(x)	2,000,000	1,770,000
InterGen NV
7.000%, 6/30/23§	1,200,000	1,188,000
Vistra Energy Corp.
7.375%, 11/1/22	2,000,000	2,080,000

		7,873,000

Multi-Utilities (0.1%)
Berkshire Hathaway Energy Co.
3.750%, 11/15/23	250,000	251,418
Consumers Energy Co.
2.850%, 5/15/22	50,000	49,171
3.375%, 8/15/23	100,000	99,363
Puget Energy, Inc.
3.650%, 5/15/25	150,000	145,230
San Diego Gas & Electric Co.
Series NNN
3.600%, 9/1/23	150,000	149,853

See Notes to Portfolio of Investments.

10

EQ ADVISORS TRUST

AXA/FRANKLIN BALANCED MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

	Principal Amount	Value (Note 1)
Sempra Energy
3.550%, 6/15/24	$250,000	$243,863

		938,898

Total Utilities		13,202,646

Total Corporate Bonds		304,300,629

Foreign Government Securities (0.6%)
Export Development Canada
1.625%, 1/17/20	500,000	492,388
Export-Import Bank of Korea
1.875%, 10/21/21	250,000	237,116
4.000%, 1/14/24	250,000	251,359
FMS Wertmanagement AoeR
1.750%, 1/24/20	250,000	246,426
Japan Bank for International Cooperation
1.500%, 7/21/21	500,000	476,262
2.750%, 1/21/26	250,000	239,115
Province of British Columbia
2.000%, 10/23/22	200,000	190,707
Province of Manitoba
2.125%, 6/22/26	250,000	226,517
Province of Ontario
2.400%, 2/8/22	350,000	340,291
2.450%, 6/29/22	150,000	145,490
Province of Quebec
2.750%, 8/25/21(x)	200,000	197,583
2.625%, 2/13/23	200,000	194,698
2.875%, 10/16/24(x)	100,000	97,547
Republic of Chile
3.125%, 1/21/26	200,000	192,200
Republic of Colombia
4.000%, 2/26/24	200,000	200,300
3.875%, 4/25/27	250,000	242,500
Republic of Hungary
6.375%, 3/29/21	500,000	533,550
Republic of Indonesia
4.100%, 4/24/28	200,000	194,750
Republic of Italy
6.875%, 9/27/23	100,000	109,118
Republic of Panama
4.000%, 9/22/24	200,000	202,600
Republic of Philippines
6.500%, 1/20/20	250,000	260,348
10.625%, 3/16/25	150,000	207,937
Republic of Poland
5.000%, 3/23/22	150,000	157,935
4.000%, 1/22/24	100,000	101,843
Republic of Uruguay
4.500%, 8/14/24	250,000	258,000
Svensk Exportkredit AB
1.750%, 5/18/20	500,000	490,400
United Mexican States
4.000%, 10/2/23(x)	250,000	251,500
4.125%, 1/21/26	250,000	247,500

Total Foreign Government Securities		6,985,980

Loan Participations (2.1%)
Communication Services (0.2%)
Diversified Telecommunication Services (0.2%)
Securus Technologies Holdings, Inc.
(ICE LIBOR USD 1 Month + 4.50%), 6.742%, 11/1/24(k)	1,495,481	1,498,285
(ICE LIBOR USD 1 Month + 8.25%), 10.492%, 11/1/25(k)	700,000	700,000

		2,198,285

Total Communication Services		2,198,285

Consumer Discretionary (0.7%)
Hotels, Restaurants & Leisure (0.2%)
24 Hour Fitness Worldwide, Inc.
(ICE LIBOR USD 1 Month + 3.50%), 5.742%, 5/30/25(k)	1,995,000	2,008,300

Media (0.1%)
iHeartCommunications, Inc.
(ICE LIBOR USD 1 Month + 7.50%), 9.742%, 7/30/19(k)	816,818	606,487

Multiline Retail (0.3%)
Belk, Inc.
(ICE LIBOR USD 1 Month + 4.75%), 6.883%, 12/12/22(k)	4,781,135	4,178,373

Specialty Retail (0.1%)
PetSmart, Inc.
(ICE LIBOR USD 1 Month + 3.00%), 5.120%, 3/10/22(k)	1,994,845	1,744,658

Total Consumer Discretionary		8,537,818

Financials (0.2%)
Diversified Financial Services (0.2%)
Stars Group Holdings BV
(ICE LIBOR USD 3 Month + 3.50%), 5.886%, 7/10/25(k)	2,493,750	2,513,825

Total Financials		2,513,825

Health Care (0.3%)
Pharmaceuticals (0.3%)
Amneal Pharmaceuticals LLC
(ICE LIBOR USD 1 Month + 3.50%), 5.750%, 3/21/25(k)	2,999,307	3,024,615

Total Health Care		3,024,615

Industrials (0.1%)
Commercial Services & Supplies (0.0%)
West Corp.
(ICE LIBOR USD 1 Month + 4.00%), 6.242%, 10/10/24(k)	430,459	428,964

Electrical Equipment (0.1%)
Cortes NP Acquisition Corp.
(ICE LIBOR USD 3 Month + 4.00%), 6.313%, 11/30/23(k)	902,586	905,971

Total Industrials		1,334,935

Information Technology (0.4%)
IT Services (0.3%)
Internet Brands, Inc.
(ICE LIBOR USD 1 Month + 3.75%), 5.915%, 9/13/24(k)	2,180,977	2,195,387
(ICE LIBOR USD 1 Month + 7.50%), 9.665%, 9/15/25(k)	1,000,000	1,009,375

		3,204,762

See Notes to Portfolio of Investments.

11

EQ ADVISORS TRUST

AXA/FRANKLIN BALANCED MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

	Principal Amount	Value (Note 1)
Software (0.1%)
Misys Ltd.
(ICE LIBOR USD 3 Month + 3.50%), 5.886%, 6/16/24(k)	$1,882,093	$1,882,799

Total Information Technology		5,087,561

Utilities (0.2%)
Independent Power and Renewable Electricity Producers (0.2%)
Talen Energy Supply LLC
(ICE LIBOR USD 1 Month + 4.00%), 6.242%, 7/15/23(k)	982,500	988,641
(ICE LIBOR USD 1 Month + 4.00%), 6.242%, 4/15/24(k)	1,955,000	1,964,286

		2,952,927

Total Utilities		2,952,927

Total Loan Participations		25,649,966

Municipal Bonds (0.0%)
New Jersey Economic Development Authority, State Pension Funding Bonds, Series B, AGM
(Zero Coupon), 2/15/20	50,000	47,787
State of California Federally Taxable General Obligation Bonds Various Purpose
3.375%, 4/1/25	75,000	74,287

Total Municipal Bonds		122,074

Supranational (0.5%)
Asian Development Bank
1.625%, 3/16/21(x)	500,000	483,769
2.375%, 8/10/27	150,000	140,255
2.500%, 11/2/27	200,000	188,644
2.750%, 1/19/28	100,000	96,179
Council of Europe Development Bank
1.625%, 3/10/20	500,000	490,790
European Bank for Reconstruction & Development
2.125%, 3/7/22	350,000	338,747
European Investment Bank
1.625%, 3/16/20	500,000	491,472
4.000%, 2/16/21	200,000	204,664
2.375%, 5/13/21	750,000	738,389
2.125%, 4/13/26	500,000	464,526
2.375%, 5/24/27	200,000	187,435
Inter-American Development Bank
1.250%, 10/15/19	250,000	246,100
1.750%, 10/15/19	500,000	494,742
3.875%, 2/14/20	150,000	152,091
3.000%, 10/4/23	250,000	248,522
2.375%, 7/7/27	150,000	140,525
International Bank for Reconstruction & Development
1.625%, 3/9/21	250,000	242,068
2.250%, 6/24/21(x)	500,000	490,224
2.000%, 1/26/22	500,000	483,494
2.125%, 2/13/23(x)	200,000	192,002
1.875%, 10/27/26(x)	150,000	135,706

Total Supranational		6,650,344

U.S. Government Agency Securities (0.5%)
FHLB
2.375%, 3/30/20	300,000	298,391
1.375%, 9/28/20	300,000	291,406
5.375%, 8/15/24	300,000	335,673
3.125%, 6/13/25	375,000	372,619
FHLMC
1.125%, 8/12/21	758,000	720,760
2.375%, 1/13/22	1,850,000	1,816,290
FNMA
1.250%, 8/17/21	1,000,000	954,958
2.375%, 1/19/23	500,000	487,398
2.625%, 9/6/24	500,000	486,759

Total U.S. Government Agency Securities		5,764,254

U.S. Treasury Obligations (18.0%)
U.S. Treasury Bonds
8.500%, 2/15/20	192,000	206,808
7.125%, 2/15/23	1,800,000	2,107,181
7.625%, 2/15/25	1,600,000	2,027,075
6.000%, 2/15/26	500,000	598,484
6.500%, 11/15/26	1,300,000	1,624,492
6.375%, 8/15/27	1,000,000	1,257,844
6.125%, 11/15/27	1,500,000	1,865,731
5.500%, 8/15/28	1,250,000	1,508,574

See Notes to Portfolio of Investments.

12

EQ ADVISORS TRUST

AXA/FRANKLIN BALANCED MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

	Principal Amount	Value (Note 1)
U.S. Treasury Notes
1.000%, 6/30/19	$3,000,000	$2,966,484
1.250%, 10/31/19	200,000	196,952
1.000%, 11/15/19	1,750,000	1,717,475
3.375%, 11/15/19	1,065,000	1,072,862
1.000%, 11/30/19	1,100,000	1,078,658
1.500%, 11/30/19	3,000,000	2,958,797
1.750%, 11/30/19	1,500,000	1,483,728
1.375%, 12/15/19	2,500,000	2,460,830
1.125%, 12/31/19	1,500,000	1,470,891
1.625%, 12/31/19	1,000,000	986,656
3.625%, 2/15/20	995,000	1,006,703
1.250%, 2/29/20	4,000,000	3,917,031
1.375%, 2/29/20	800,000	784,850
2.250%, 2/29/20	3,000,000	2,979,481
1.125%, 3/31/20	2,200,000	2,147,423
1.375%, 3/31/20	1,500,000	1,469,643
2.250%, 3/31/20	10,000,000	9,925,781
1.500%, 4/15/20	3,000,000	2,943,047
1.375%, 4/30/20	800,000	782,725
3.500%, 5/15/20	3,450,000	3,488,435
1.375%, 5/31/20	450,000	439,682
2.500%, 5/31/20	10,000,000	9,952,695
1.625%, 6/30/20	400,000	392,017
2.500%, 6/30/20	10,000,000	9,949,531
2.000%, 7/31/20	500,000	492,853
2.625%, 8/15/20	1,325,000	1,320,342
1.375%, 8/31/20	1,100,000	1,070,605
1.375%, 9/30/20	1,500,000	1,458,023
2.000%, 9/30/20	1,100,000	1,082,452
1.375%, 10/31/20	1,700,000	1,650,235
1.625%, 11/30/20	1,100,000	1,072,044
1.750%, 12/31/20	3,500,000	3,416,848
3.625%, 2/15/21	2,300,000	2,339,729
1.125%, 2/28/21	1,000,000	959,804
2.000%, 2/28/21	2,000,000	1,960,094
1.250%, 3/31/21	1,000,000	961,445
3.125%, 5/15/21	3,500,000	3,522,668
1.375%, 5/31/21	1,700,000	1,635,148
1.125%, 6/30/21	1,300,000	1,240,403
2.125%, 6/30/21	800,000	784,244
2.250%, 7/31/21	980,400	963,634
2.125%, 8/15/21	800,000	783,344
1.125%, 9/30/21	1,500,000	1,424,554
2.125%, 9/30/21	1,000,000	978,211
1.250%, 10/31/21	700,000	666,302
2.000%, 11/15/21	3,000,000	2,920,430
1.750%, 11/30/21	4,000,000	3,861,875
1.875%, 11/30/21	2,000,000	1,938,891
2.000%, 12/31/21	1,000,000	972,180
2.125%, 12/31/21	750,000	732,041
1.500%, 1/31/22	600,000	573,403
1.750%, 2/28/22	400,000	385,056
1.875%, 2/28/22	2,200,000	2,126,644
1.750%, 3/31/22	2,500,000	2,403,945
1.875%, 3/31/22	500,000	482,852
1.750%, 4/30/22	1,000,000	960,602
1.875%, 4/30/22	1,300,000	1,254,205
1.750%, 5/15/22	1,000,000	959,977
1.750%, 5/31/22	300,000	287,883
1.750%, 6/30/22	1,300,000	1,246,395
2.125%, 6/30/22	2,800,000	2,721,250
1.875%, 7/31/22	3,500,000	3,367,683
2.000%, 7/31/22	1,100,000	1,063,322
1.625%, 8/31/22	1,800,000	1,713,783
1.875%, 8/31/22	3,000,000	2,883,680
1.750%, 9/30/22	3,500,000	3,344,770
1.875%, 9/30/22	600,000	576,206
2.000%, 11/30/22	3,500,000	3,372,360
2.125%, 12/31/22	1,500,000	1,451,285
1.750%, 1/31/23	200,000	190,342
2.375%, 1/31/23	1,000,000	977,102
1.500%, 2/28/23	800,000	752,494
1.500%, 3/31/23	700,000	657,781
2.500%, 3/31/23	2,000,000	1,962,860
2.750%, 4/30/23	5,000,000	4,958,828
1.750%, 5/15/23	2,000,000	1,897,047
1.625%, 5/31/23	1,000,000	942,828
2.750%, 5/31/23	7,500,000	7,438,359
2.750%, 7/31/23	2,000,000	1,982,391
2.500%, 8/15/23	500,000	489,855
1.375%, 8/31/23	500,000	464,137
2.750%, 8/31/23	3,000,000	2,973,843
1.375%, 9/30/23	1,000,000	927,109
2.750%, 11/15/23	650,000	643,769
2.125%, 11/30/23	500,000	480,137
2.750%, 2/15/24	1,200,000	1,187,334
2.500%, 5/15/24	3,500,000	3,413,703
2.000%, 6/30/24	800,000	758,794
2.125%, 7/31/24	1,000,000	954,266
2.375%, 8/15/24	2,500,000	2,417,676
2.250%, 11/15/24	1,800,000	1,725,216
2.250%, 12/31/24	500,000	478,910
2.000%, 2/15/25	3,290,000	3,098,923
2.750%, 2/28/25	1,000,000	985,648
2.125%, 5/15/25	1,000,000	946,984
2.875%, 5/31/25	5,000,000	4,959,023
2.000%, 8/15/25	1,500,000	1,405,770
2.750%, 8/31/25	500,000	491,797
2.250%, 11/15/25	1,800,000	1,711,097
1.625%, 2/15/26	3,800,000	3,448,886
1.625%, 5/15/26	1,400,000	1,266,595
1.500%, 8/15/26	1,850,000	1,651,920
2.000%, 11/15/26	200,000	185,050
2.250%, 2/15/27	2,500,000	2,353,223
2.375%, 5/15/27	2,700,000	2,563,376
2.250%, 8/15/27	2,100,000	1,969,160
2.250%, 11/15/27	2,000,000	1,871,875
2.750%, 2/15/28	1,500,000	1,462,523
2.875%, 5/15/28	500,000	492,418
2.875%, 8/15/28(x)	1,100,000	1,083,156

Total U.S. Treasury Obligations		219,774,471

Total Long-Term Debt Securities (47.2%) (Cost $581,802,842)		577,742,309

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (2.6%)
Diversified Telecommunication Services (1.1%)
AT&T, Inc.	60,782	2,041,059
BCE, Inc.	50,000	2,025,704
CenturyLink, Inc.	7,956	168,667
Verizon Communications, Inc.	174,584	9,321,040

		13,556,470

Entertainment (0.2%)
Activision Blizzard, Inc.	6,422	534,246
Electronic Arts, Inc.*	2,551	307,370
Take-Two Interactive Software, Inc.*	953	131,505
Twenty-First Century Fox, Inc., Class A	8,781	406,824
Twenty-First Century Fox, Inc., Class B	4,077	186,808
Viacom, Inc., Class B	2,924	98,714

See Notes to Portfolio of Investments.

13

EQ ADVISORS TRUST

AXA/FRANKLIN BALANCED MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Walt Disney Co. (The)	12,448	$1,455,669

		3,121,136

Interactive Media & Services (0.8%)
Alphabet, Inc., Class A*	2,502	3,020,114
Alphabet, Inc., Class C*	2,577	3,075,573
Facebook, Inc., Class A*	20,185	3,319,625
Twitter, Inc.*	6,026	171,500

		9,586,812

Media (0.5%)
CBS Corp. (Non-Voting), Class B	2,782	159,826
Charter Communications, Inc., Class A*	1,494	486,864
Comcast Corp., Class A	138,253	4,895,539
Discovery, Inc., Class A(x)*	1,206	38,592
Discovery, Inc., Class C*	3,110	91,994
DISH Network Corp., Class A*	1,888	67,515
Interpublic Group of Cos., Inc. (The)	3,223	73,710
News Corp., Class A	3,341	44,068
News Corp., Class B	855	11,628
Omnicom Group, Inc.	1,821	123,864

		5,993,600

Total Communication Services		32,258,018

Consumer Discretionary (3.6%)
Auto Components (0.0%)
Aptiv plc	2,203	184,832
BorgWarner, Inc.	1,780	76,148
Goodyear Tire & Rubber Co. (The)	2,039	47,692

		308,672

Automobiles (1.2%)
Daimler AG (Registered)	59,500	3,754,632
Ford Motor Co.	550,331	5,090,562
General Motors Co.	174,403	5,872,149
Harley-Davidson, Inc.	1,393	63,103

		14,780,446

Distributors (0.0%)
Genuine Parts Co.	1,212	120,473
LKQ Corp.*	2,746	86,966

		207,439

Diversified Consumer Services (0.0%)
H&R Block, Inc.	1,679	43,234

Hotels, Restaurants & Leisure (0.3%)
Carnival Corp.	3,379	215,479
Chipotle Mexican Grill, Inc.*	206	93,631
Darden Restaurants, Inc.	1,024	113,859
Hilton Worldwide Holdings, Inc.	2,496	201,627
Marriott International, Inc., Class A	2,411	318,324
McDonald’s Corp.	6,493	1,086,214
MGM Resorts International	4,221	117,808
Norwegian Cruise Line Holdings Ltd.*	1,721	98,837
Royal Caribbean Cruises Ltd.	1,419	184,385
Starbucks Corp.	11,292	641,837
Wynn Resorts Ltd.	818	103,935
Yum! Brands, Inc.	2,623	238,457

		3,414,393

Household Durables (0.1%)
DR Horton, Inc.	2,833	119,496
Garmin Ltd.	1,012	70,891
Leggett & Platt, Inc.	1,094	47,906
Lennar Corp., Class A	2,442	114,017
Mohawk Industries, Inc.*	524	91,883
Newell Brands, Inc.	3,638	73,851
PulteGroup, Inc.	2,247	55,658
Whirlpool Corp.	538	63,888

		637,590

Internet & Direct Marketing Retail (0.8%)
Amazon.com, Inc.*	3,429	6,868,287
Booking Holdings, Inc.*	397	787,648
eBay, Inc.*	7,829	258,514
Expedia Group, Inc.	967	126,174
Netflix, Inc.*	3,645	1,363,704
TripAdvisor, Inc.(x)*	862	44,022

		9,448,349

Leisure Products (0.0%)
Hasbro, Inc.	997	104,805
Mattel, Inc.(x)*	2,677	42,029

		146,834

Multiline Retail (0.7%)
Dollar General Corp.	2,222	242,865
Dollar Tree, Inc.*	2,035	165,954
Kohl’s Corp.	1,395	103,997
Macy’s, Inc.	2,523	87,624
Nordstrom, Inc.	964	57,657
Target Corp.	84,427	7,447,306

		8,105,403

Specialty Retail (0.4%)
Advance Auto Parts, Inc.	612	103,018
AutoZone, Inc.*	227	176,084
Best Buy Co., Inc.	2,025	160,704
CarMax, Inc.*	1,432	106,927
Foot Locker, Inc.	984	50,164
Gap, Inc. (The)	1,803	52,017
Home Depot, Inc. (The)	9,576	1,983,668
L Brands, Inc.	1,829	55,419
Lowe’s Cos., Inc.	6,786	779,169
O’Reilly Automotive, Inc.*	663	230,273
Ross Stores, Inc.	3,187	315,832
Tiffany & Co.	912	117,621
TJX Cos., Inc. (The)	5,249	587,993
Tractor Supply Co.	1,039	94,424
Ulta Beauty, Inc.*	461	130,057

		4,943,370

Textiles, Apparel & Luxury Goods (0.1%)
Hanesbrands, Inc.(x)	3,028	55,806
Michael Kors Holdings Ltd.*	1,261	86,454
NIKE, Inc., Class B	10,717	907,944
PVH Corp.	643	92,849
Ralph Lauren Corp.	454	62,448
Tapestry, Inc.	2,481	124,720
Under Armour, Inc., Class A(x)*	1,745	37,029
Under Armour, Inc., Class C*	1,611	31,350
VF Corp.	2,720	254,184

		1,652,784

Total Consumer Discretionary		43,688,514

Consumer Staples (3.2%)
Beverages (1.4%)
Anheuser-Busch InBev SA/NV (ADR)(x)	57,000	4,991,490
Brown-Forman Corp., Class B	1,411	71,326
Coca-Cola Co. (The)	107,047	4,944,501
Constellation Brands, Inc., Class A	1,401	302,084

See Notes to Portfolio of Investments.

14

EQ ADVISORS TRUST

AXA/FRANKLIN BALANCED MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Molson Coors Brewing Co., Class B	1,625	$99,937
Monster Beverage Corp.*	3,308	192,790
PepsiCo, Inc.	61,826	6,912,147

		17,514,275

Food & Staples Retailing (0.2%)
Costco Wholesale Corp.	3,678	863,889
Kroger Co. (The)	6,562	191,020
Sysco Corp.	4,056	297,102
Walgreens Boots Alliance, Inc.	7,010	511,029
Walmart, Inc.	11,983	1,125,323

		2,988,363

Food Products (0.5%)
Archer-Daniels-Midland Co.	4,757	239,134
Campbell Soup Co.(x)	1,593	58,352
Conagra Brands, Inc.	3,231	109,757
General Mills, Inc.	5,069	217,561
Hershey Co. (The)	1,168	119,136
Hormel Foods Corp.(x)	2,232	87,941
JM Smucker Co. (The)	941	96,556
Kellogg Co.	2,143	150,053
Kraft Heinz Co. (The)	5,205	286,848
McCormick & Co., Inc. (Non-Voting)	1,001	131,882
Mondelez International, Inc., Class A	12,238	525,744
Nestle SA (Registered)	40,000	3,334,828
Tyson Foods, Inc., Class A	2,466	146,801

		5,504,593

Household Products (0.6%)
Church & Dwight Co., Inc.	2,070	122,896
Clorox Co. (The)	1,068	160,638
Colgate-Palmolive Co.	7,276	487,128
Kimberly-Clark Corp.	2,914	331,147
Procter & Gamble Co. (The)	73,234	6,095,266

		7,197,075

Personal Products (0.0%)
Coty, Inc., Class A	3,915	49,172
Estee Lauder Cos., Inc. (The), Class A	1,900	276,108

		325,280

Tobacco (0.5%)
Altria Group, Inc.	15,714	947,712
Philip Morris International, Inc.	57,521	4,690,262

		5,637,974

Total Consumer Staples		39,167,560

Energy (3.8%)
Energy Equipment & Services (0.6%)
Baker Hughes a GE Co.	83,571	2,827,207
Halliburton Co.	62,358	2,527,370
Helmerich & Payne, Inc.	891	61,274
National Oilwell Varco, Inc.	3,290	141,733
Schlumberger Ltd.	36,567	2,227,661
TechnipFMC plc	3,635	113,594

		7,898,839

Oil, Gas & Consumable Fuels (3.2%)
Anadarko Petroleum Corp.	29,291	1,974,506
Andeavor	1,186	182,051
Apache Corp.	3,169	151,066
BP plc (ADR)	75,000	3,457,500
Cabot Oil & Gas Corp.	3,562	80,216
Chevron Corp.	56,038	6,852,327
Cimarex Energy Co.	794	73,794
Concho Resources, Inc.*	1,676	256,009
ConocoPhillips	9,710	751,554
Devon Energy Corp.	4,207	168,028
EOG Resources, Inc.	4,852	618,970
EQT Corp.	2,272	100,490
Exxon Mobil Corp.	85,436	7,263,769
Hess Corp.	2,048	146,596
HollyFrontier Corp.	1,357	94,854
Kinder Morgan, Inc.	15,920	282,262
Marathon Oil Corp.	7,367	171,504
Marathon Petroleum Corp.	3,761	300,767
Newfield Exploration Co.*	1,538	44,340
Noble Energy, Inc.	4,041	126,039
Occidental Petroleum Corp.	36,422	2,992,796
ONEOK, Inc.	3,429	232,452
Phillips 66	3,575	402,974
Pioneer Natural Resources Co.	1,449	252,401
Royal Dutch Shell plc (ADR), Class A	110,000	7,495,400
TransCanada Corp.(x)	40,000	1,618,400
Valero Energy Corp.	3,577	406,884
Williams Cos., Inc. (The)	75,122	2,042,567

		38,540,516

Total Energy		46,439,355

Financials (4.9%)
Banks (3.2%)
Bank of America Corp.	227,748	6,709,456
BB&T Corp.	6,403	310,802
Citigroup, Inc.	21,064	1,511,131
Citizens Financial Group, Inc.	3,923	151,310
Comerica, Inc.	1,441	129,978
Fifth Third Bancorp	5,447	152,080
Huntington Bancshares, Inc.	9,372	139,830
JPMorgan Chase & Co.	88,130	9,944,589
KeyCorp	8,610	171,253
M&T Bank Corp.	1,212	199,423
People’s United Financial, Inc.	3,164	54,168
PNC Financial Services Group, Inc. (The)‡	3,858	525,421
Regions Financial Corp.	9,251	169,756
SunTrust Banks, Inc.	3,858	257,676
SVB Financial Group*	462	143,603
US Bancorp	62,817	3,317,366
Wells Fargo & Co.	289,479	15,215,016
Zions Bancorp	1,653	82,898

		39,185,756

Capital Markets (0.5%)
Affiliated Managers Group, Inc.	461	63,028
Ameriprise Financial, Inc.	1,185	174,977
Bank of New York Mellon Corp. (The)	7,700	392,623
BlackRock, Inc.‡	1,023	482,171
Cboe Global Markets, Inc.	940	90,202
Charles Schwab Corp. (The)	10,129	497,840
CME Group, Inc.	2,854	485,779
E*TRADE Financial Corp.*	2,151	112,691
Franklin Resources, Inc.(x)	2,511	76,360
Goldman Sachs Group, Inc. (The)	2,931	657,248
Intercontinental Exchange, Inc.	4,766	356,926
Invesco Ltd.	3,372	77,151
Jefferies Financial Services, Inc.	2,337	51,321
Moody’s Corp.	1,376	230,067
Morgan Stanley	11,099	516,880
MSCI, Inc.	747	132,525
Nasdaq, Inc.	961	82,454
Northern Trust Corp.	1,869	190,881
Raymond James Financial, Inc.	1,130	104,017

See Notes to Portfolio of Investments.

15

EQ ADVISORS TRUST

AXA/FRANKLIN BALANCED MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
S&P Global, Inc.	2,113	$412,859
State Street Corp.	3,176	266,085
T. Rowe Price Group, Inc.	2,074	226,439

		5,680,524

Consumer Finance (0.1%)
American Express Co.	5,910	629,356
Capital One Financial Corp.	4,004	380,100
Discover Financial Services	2,826	216,047
Synchrony Financial	5,703	177,249

		1,402,752

Diversified Financial Services (0.3%)
Berkshire Hathaway, Inc., Class B*	16,316	3,493,419

Insurance (0.8%)
Aflac, Inc.	6,367	299,695
Allstate Corp. (The)	2,894	285,638
American International Group, Inc.	7,450	396,638
Aon plc	2,029	312,020
Arthur J Gallagher & Co.	1,498	111,511
Assurant, Inc.	435	46,958
Brighthouse Financial, Inc.*	1,003	44,373
Chubb Ltd.	3,891	519,993
Cincinnati Financial Corp.	1,316	101,082
Everest Re Group Ltd.	340	77,680
Hartford Financial Services Group, Inc. (The)	3,080	153,877
Lincoln National Corp.	1,815	122,803
Loews Corp.	2,327	116,885
Marsh & McLennan Cos., Inc.	4,229	349,823
MetLife, Inc.	126,080	5,890,458
Principal Financial Group, Inc.	2,226	130,421
Progressive Corp. (The)	4,826	342,839
Prudential Financial, Inc.	3,452	349,757
Torchmark Corp.	821	71,172
Travelers Cos., Inc. (The)	2,270	294,442
Unum Group	1,863	72,787
Willis Towers Watson plc	1,094	154,188

		10,245,040

Total Financials		60,007,491

Health Care (5.7%)
Biotechnology (0.4%)
AbbVie, Inc.	12,709	1,202,017
Alexion Pharmaceuticals, Inc.*	1,851	257,308
Amgen, Inc.	5,418	1,123,097
Biogen, Inc.*	1,686	595,681
Celgene Corp.*	5,886	526,738
Gilead Sciences, Inc.	10,825	835,798
Incyte Corp.*	1,451	100,235
Regeneron Pharmaceuticals, Inc.*	654	264,242
Vertex Pharmaceuticals, Inc.*	2,136	411,693

		5,316,809

Health Care Equipment & Supplies (1.0%)
Abbott Laboratories	14,690	1,077,658
ABIOMED, Inc.*	376	169,106
Align Technology, Inc.*	615	240,600
Baxter International, Inc.	4,159	320,617
Becton Dickinson and Co.	2,250	587,250
Boston Scientific Corp.*	11,557	444,944
Cooper Cos., Inc. (The)	405	112,246
Danaher Corp.	5,186	563,511
Dentsply Sirona, Inc.	1,901	71,744
Edwards Lifesciences Corp.*	1,759	306,242
Hologic, Inc.*	2,283	93,557
IDEXX Laboratories, Inc.*	722	180,254
Intuitive Surgical, Inc.*	955	548,170
Medtronic plc	69,845	6,870,653
ResMed, Inc.	1,230	141,868
Stryker Corp.	2,598	461,613
Varian Medical Systems, Inc.*	759	84,955
Zimmer Biomet Holdings, Inc.	1,725	226,786

		12,501,774

Health Care Providers & Services (0.6%)
Aetna, Inc.	2,736	554,998
AmerisourceBergen Corp.	1,337	123,298
Anthem, Inc.	2,175	596,059
Cardinal Health, Inc.	2,606	140,724
Centene Corp.*	1,709	247,429
Cigna Corp.	2,040	424,830
CVS Health Corp.	8,562	674,001
DaVita, Inc.*	1,062	76,071
Envision Healthcare Corp.*	1,009	46,142
Express Scripts Holding Co.*	4,692	445,787
HCA Healthcare, Inc.	2,259	314,272
Henry Schein, Inc.*	1,299	110,454
Humana, Inc.	1,156	391,329
Laboratory Corp. of America Holdings*	843	146,412
McKesson Corp.	1,683	223,250
Quest Diagnostics, Inc.	1,128	121,722
UnitedHealth Group, Inc.	8,056	2,143,218
Universal Health Services, Inc., Class B	725	92,684
WellCare Health Plans, Inc.*	431	138,131

		7,010,811

Health Care Technology (0.0%)
Cerner Corp.*	2,754	177,385

Life Sciences Tools & Services (0.2%)
Agilent Technologies, Inc.	2,666	188,060
Illumina, Inc.*	1,234	452,952
IQVIA Holdings, Inc.*	1,348	174,889
Mettler-Toledo International, Inc.*	212	129,104
PerkinElmer, Inc.	915	89,002
Thermo Fisher Scientific, Inc.	3,377	824,258
Waters Corp.*	626	121,870

		1,980,135

Pharmaceuticals (3.5%)
Allergan plc	2,671	508,772
AstraZeneca plc	95,100	7,391,338
Bristol-Myers Squibb Co.	13,723	851,924
Eli Lilly & Co.	41,015	4,401,320
Johnson & Johnson	47,454	6,556,719
Merck & Co., Inc.	142,260	10,091,924
Mylan NV*	4,269	156,245
Nektar Therapeutics*	1,444	88,026
Perrigo Co. plc	1,000	70,800
Pfizer, Inc.	271,065	11,945,835
Zoetis, Inc.	4,039	369,811

		42,432,714

Total Health Care		69,419,628

Industrials (2.8%)
Aerospace & Defense (0.5%)
Arconic, Inc.	3,512	77,299
Boeing Co. (The)	4,472	1,663,137
General Dynamics Corp.	2,332	477,407
Harris Corp.	988	167,179
Huntington Ingalls Industries, Inc.	352	90,140
L3 Technologies, Inc.	647	137,565
Lockheed Martin Corp.	2,086	721,673

See Notes to Portfolio of Investments.

16

EQ ADVISORS TRUST

AXA/FRANKLIN BALANCED MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Northrop Grumman Corp.	1,461	$463,678
Raytheon Co.	2,396	495,157
Rockwell Collins, Inc.	1,347	189,213
Textron, Inc.	2,097	149,873
TransDigm Group, Inc.*	401	149,292
United Technologies Corp.	6,295	880,104

		5,661,717

Air Freight & Logistics (0.1%)
Ceva Logistics AG(r)*	25,202	408,178
CH Robinson Worldwide, Inc.	1,154	113,000
Expeditors International of Washington, Inc.	1,472	108,236
FedEx Corp.	2,021	486,636
United Parcel Service, Inc., Class B	5,804	677,617

		1,793,667

Airlines (0.1%)
Alaska Air Group, Inc.	1,019	70,168
American Airlines Group, Inc.	3,544	146,474
Delta Air Lines, Inc.	5,222	301,988
Southwest Airlines Co.	4,310	269,159
United Continental Holdings, Inc.*	1,895	168,769

		956,558

Building Products (0.0%)
Allegion plc	787	71,278
AO Smith Corp.	1,210	64,578
Fortune Brands Home & Security, Inc.	1,174	61,471
Johnson Controls International plc	7,833	274,155
Masco Corp.	2,610	95,526

		567,008

Commercial Services & Supplies (0.1%)
Cintas Corp.	712	140,841
Copart, Inc.*	1,682	86,673
Republic Services, Inc.	1,794	130,352
Rollins, Inc.	822	49,887
Stericycle, Inc.*	768	45,066
Waste Management, Inc.	3,307	298,821

		751,640

Construction & Engineering (0.0%)
Fluor Corp.	1,159	67,338
Jacobs Engineering Group, Inc.	991	75,812
Quanta Services, Inc.*	1,282	42,793

		185,943

Electrical Equipment (0.1%)
AMETEK, Inc.	1,991	157,528
Eaton Corp. plc	3,650	316,564
Emerson Electric Co.	5,238	401,126
Rockwell Automation, Inc.	1,032	193,521

		1,068,739

Industrial Conglomerates (1.1%)
3M Co.	19,910	4,195,236
General Electric Co.	722,820	8,160,638
Honeywell International, Inc.	6,235	1,037,504
Roper Technologies, Inc.	869	257,406

		13,650,784

Machinery (0.5%)
Caterpillar, Inc.	4,975	758,638
Cummins, Inc.	21,250	3,103,988
Deere & Co.	2,666	400,780
Dover Corp.	1,221	108,095
Flowserve Corp.	1,083	59,229
Fortive Corp.(x)	2,607	219,509
Illinois Tool Works, Inc.	2,582	364,372
Ingersoll-Rand plc	2,070	211,761
PACCAR, Inc.	2,913	198,638
Parker-Hannifin Corp.	1,104	203,059
Pentair plc	1,369	59,346
Snap-on, Inc.	472	86,659
Stanley Black & Decker, Inc.	1,269	185,832
Xylem, Inc.	1,490	119,006

		6,078,912

Professional Services (0.1%)
Equifax, Inc.	995	129,917
IHS Markit Ltd.*	3,002	161,988
Nielsen Holdings plc	2,999	82,952
Robert Half International, Inc.	1,038	73,054
Verisk Analytics, Inc.*	1,379	166,239

		614,150

Road & Rail (0.2%)
CSX Corp.	6,829	505,687
JB Hunt Transport Services, Inc.	759	90,276
Kansas City Southern	858	97,194
Norfolk Southern Corp.	2,333	421,107
Union Pacific Corp.	6,189	1,007,755

		2,122,019

Trading Companies & Distributors (0.0%)
Fastenal Co.	2,382	138,204
United Rentals, Inc.*	700	114,520
WW Grainger, Inc.	381	136,173

		388,897

Total Industrials		33,840,034

Information Technology (6.2%)
Communications Equipment (0.2%)
Arista Networks, Inc.*	432	114,851
Cisco Systems, Inc.	38,261	1,861,398
F5 Networks, Inc.*	515	102,701
Juniper Networks, Inc.	2,740	82,118
Motorola Solutions, Inc.	1,391	181,025

		2,342,093

Electronic Equipment, Instruments & Components (0.1%)
Amphenol Corp., Class A	2,530	237,871
Corning, Inc.	6,747	238,169
FLIR Systems, Inc.	1,150	70,690
IPG Photonics Corp.*	311	48,538
TE Connectivity Ltd.	2,914	256,228

		851,496

IT Services (0.8%)
Accenture plc, Class A	5,390	917,378
Akamai Technologies, Inc.*	1,402	102,556
Alliance Data Systems Corp.	398	93,992
Automatic Data Processing, Inc.	3,674	553,525
Broadridge Financial Solutions, Inc.	983	129,707
Cognizant Technology Solutions Corp., Class A	4,804	370,629
DXC Technology Co.	2,363	220,988
Fidelity National Information Services, Inc.	2,763	301,360
Fiserv, Inc.*	3,411	280,998
FleetCor Technologies, Inc.*	747	170,196
Gartner, Inc.*	751	119,033
Global Payments, Inc.	1,318	167,913
International Business Machines Corp.	7,640	1,155,244
Mastercard, Inc., Class A	7,619	1,696,066
Paychex, Inc.	2,730	201,065
PayPal Holdings, Inc.*	9,907	870,231

See Notes to Portfolio of Investments.

17

EQ ADVISORS TRUST

AXA/FRANKLIN BALANCED MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Total System Services, Inc.	1,386	$136,854
VeriSign, Inc.*	898	143,788
Visa, Inc., Class A	14,883	2,233,789
Western Union Co. (The)	3,820	72,809

		9,938,121

Semiconductors & Semiconductor Equipment (2.0%)
Advanced Micro Devices, Inc.*	7,180	221,790
Analog Devices, Inc.	43,113	3,986,228
Applied Materials, Inc.	38,227	1,477,474
Broadcom, Inc.	3,613	891,436
Intel Corp.	158,593	7,499,863
KLA-Tencor Corp.	1,299	132,121
Lam Research Corp.	11,319	1,717,092
Microchip Technology, Inc.(x)	1,996	157,504
Micron Technology, Inc.*	9,799	443,209
NVIDIA Corp.	5,089	1,430,111
Qorvo, Inc.*	1,054	81,042
QUALCOMM, Inc.	11,800	849,954
Skyworks Solutions, Inc.	1,452	131,711
Texas Instruments, Inc.	53,109	5,698,065
Xilinx, Inc.	2,085	167,154

		24,884,754

Software (1.6%)
Adobe Systems, Inc.*	4,086	1,103,016
ANSYS, Inc.*	703	131,236
Autodesk, Inc.*	1,858	290,052
CA, Inc.	2,599	114,746
Cadence Design Systems, Inc.*	2,339	106,004
Citrix Systems, Inc.*	1,073	119,275
Intuit, Inc.	2,165	492,321
Microsoft Corp.	131,282	15,014,722
Oracle Corp.	23,658	1,219,806
Red Hat, Inc.*	1,458	198,696
salesforce.com, Inc.*	6,333	1,007,137
Symantec Corp.	5,138	109,337
Synopsys, Inc.*	1,242	122,474

		20,028,822

Technology Hardware, Storage & Peripherals (1.5%)
Apple, Inc.	73,404	16,570,219
Hewlett Packard Enterprise Co.	12,317	200,890
HP, Inc.	13,245	341,324
NetApp, Inc.	2,162	185,694
Seagate Technology plc	2,187	103,554
Western Digital Corp.	2,416	141,433
Xerox Corp.	1,947	52,530

		17,595,644

Total Information Technology		75,640,930

Materials (2.1%)
Chemicals (1.4%)
Air Products & Chemicals, Inc.	1,842	307,706
Albemarle Corp.(x)	916	91,399
BASF SE	93,000	8,265,689
CF Industries Holdings, Inc.	1,934	105,287
DowDuPont, Inc.	109,308	7,029,598
Eastman Chemical Co.	1,191	114,003
Ecolab, Inc.	2,114	331,433
FMC Corp.(x)	1,113	97,031
International Flavors & Fragrances, Inc.	654	90,985
LyondellBasell Industries NV, Class A	2,681	274,829
Mosaic Co. (The)	3,090	100,363
PPG Industries, Inc.	1,995	217,714
Praxair, Inc.	2,410	387,359
Sherwin-Williams Co. (The)	696	316,826

		17,730,222

Construction Materials (0.0%)
Martin Marietta Materials, Inc.	520	94,614
Vulcan Materials Co.	1,096	121,875

		216,489

Containers & Packaging (0.1%)
Avery Dennison Corp.	732	79,312
Ball Corp.	2,899	127,527
International Paper Co.	3,421	168,142
Packaging Corp. of America	781	85,668
Sealed Air Corp.	1,370	55,006
WestRock Co.	2,110	112,758

		628,413

Metals & Mining (0.6%)
Freeport-McMoRan, Inc.	12,128	168,822
Newmont Mining Corp.	4,419	133,454
Nucor Corp.	2,636	167,254
Rio Tinto plc (ADR)	125,000	6,377,500

		6,847,030

Total Materials		25,422,154

Real Estate (0.8%)
Equity Real Estate Investment Trusts (REITs) (0.8%)
Alexandria Real Estate Equities, Inc. (REIT)	906	113,966
American Tower Corp. (REIT)	3,711	539,208
Apartment Investment & Management Co. (REIT), Class A	1,305	57,590
AvalonBay Communities, Inc. (REIT)	1,178	213,395
Boston Properties, Inc. (REIT)	1,279	157,432
Crown Castle International Corp. (REIT)	3,485	387,985
Digital Realty Trust, Inc. (REIT)	1,752	197,065
Duke Realty Corp. (REIT)	2,962	84,032
Equinix, Inc. (REIT)	663	287,006
Equity Residential (REIT)	3,136	207,791
Essex Property Trust, Inc. (REIT)	547	134,950
Extra Space Storage, Inc. (REIT)	1,044	90,452
Federal Realty Investment Trust (REIT)	602	76,135
HCP, Inc. (REIT)	3,895	102,516
Host Hotels & Resorts, Inc. (REIT)	246,147	5,193,702
Iron Mountain, Inc. (REIT)	2,344	80,915
Kimco Realty Corp. (REIT)	3,531	59,109
Macerich Co. (The) (REIT)	874	48,323
Mid-America Apartment Communities, Inc. (REIT)	942	94,370
Prologis, Inc. (REIT)	5,240	355,220
Public Storage (REIT)	1,270	256,070
Realty Income Corp. (REIT)	2,441	138,868
Regency Centers Corp. (REIT)	1,418	91,702
SBA Communications Corp. (REIT)*	976	156,775
Simon Property Group, Inc. (REIT)	2,576	455,308
SL Green Realty Corp. (REIT)	694	67,686
UDR, Inc. (REIT)	2,232	90,240
Ventas, Inc. (REIT)	2,951	160,475
Vornado Realty Trust (REIT)	1,429	104,317
Welltower, Inc. (REIT)	3,161	203,316
Weyerhaeuser Co. (REIT)	6,443	207,916

		10,413,835

See Notes to Portfolio of Investments.

18

EQ ADVISORS TRUST

AXA/FRANKLIN BALANCED MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Real Estate Management & Development (0.0%)
CBRE Group, Inc., Class A*	2,645	$116,644

Total Real Estate		10,530,479

Utilities (3.6%)
Electric Utilities (1.8%)
Alliant Energy Corp.	1,933	82,288
American Electric Power Co., Inc.	4,082	289,332
Duke Energy Corp.	75,453	6,037,749
Edison International	2,789	188,759
Entergy Corp.	1,495	121,289
Evergy, Inc.	2,251	123,625
Eversource Energy	2,623	161,157
Exelon Corp.	8,105	353,864
FirstEnergy Corp.	4,068	151,207
NextEra Energy, Inc.	3,937	659,841
PG&E Corp.*	4,269	196,417
Pinnacle West Capital Corp.	927	73,400
PPL Corp.	5,956	174,273
Southern Co. (The)	246,456	10,745,482
Xcel Energy, Inc.	59,341	2,801,489

		22,160,172

Independent Power and Renewable Electricity Producers (0.0%)
AES Corp.	5,427	75,978
NRG Energy, Inc.	2,494	93,276

		169,254

Multi-Utilities (1.8%)
Ameren Corp.	2,012	127,199
CenterPoint Energy, Inc.	3,582	99,042
CMS Energy Corp.	2,341	114,709
Consolidated Edison, Inc.	2,644	201,446
Dominion Energy, Inc.	163,797	11,511,653
DTE Energy Co.	1,490	162,604
NiSource, Inc.	3,064	76,355
Public Service Enterprise Group, Inc.	4,197	221,559
SCANA Corp.	1,165	45,307
Sempra Energy	77,289	8,791,624
WEC Energy Group, Inc.	2,622	175,045

		21,526,543

Water Utilities (0.0%)
American Water Works Co., Inc.	1,547	136,089

Total Utilities		43,992,058

Total Common Stocks (39.3%) (Cost $306,194,659)		480,406,221

SHORT-TERM INVESTMENTS:
Investment Company (7.6%)
JPMorgan Prime Money Market Fund, IM Shares	92,869,289	92,897,149

	Principal Amount	Value (Note 1)
Repurchase Agreements (3.0%)
Bank of America NA, 2.27%, dated 9/28/18, due 10/1/18, repurchase price $300,057, collateralized by various U.S. Government Agency Securities, 3.000%, maturing 10/20/46; total market value $306,000.(xx)	$300,000	300,000
Citigroup Global Markets, Inc., 2.44%, dated 9/28/18, due 10/5/18, repurchase price $4,001,898, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 1.625%-2.250%, maturing 11/30/19-11/15/27; total market value $4,217,144.(xx)	4,000,000	4,000,000
Deutsche Bank Securities, Inc., 2.26%, dated 9/28/18, due 10/1/18, repurchase price $1,753,578, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 5/15/19-8/15/47; total market value $1,788,312.(xx)	1,753,248	1,753,248
HSBC Securities, Inc., 2.18%, dated 9/25/18, due 10/2/18, repurchase price $1,000,242, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 2/15/33-2/15/43; total market value $1,020,371.(xx)	1,000,000	1,000,000
ING Bank NV, 2.42%, dated 9/28/18, due 10/1/18, repurchase price $200,040, collateralized by various Common Stocks; total market value $222,249.(xx)	200,000	200,000
Natwest Markets Securities, Inc., 2.14%, dated 9/25/18, due 10/2/18, repurchase price $5,001,189, collateralized by various U.S. Government Treasury Securities, ranging from 1.375%-2.125%, maturing 10/31/20-11/15/26; total market value $5,101,819.(xx)	5,000,000	5,000,000
Natwest Markets Securities, Inc., 2.19%, dated 9/28/18, due 10/5/18, repurchase price $3,001,278, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-3.375%, maturing 2/15/19-5/15/44; total market value $3,060,560.(xx)	3,000,000	3,000,000
Natwest Markets Securities, Inc., 2.25%, dated 9/28/18, due 10/1/18, repurchase price $500,094, collateralized by various U.S. Government Treasury Securities, ranging from 1.375%-2.875%, maturing 5/31/19-11/15/26; total market value $510,096.(xx)	500,000	500,000
NBC Global Finance Ltd., 2.34%, dated 9/28/18, due 10/1/18, repurchase price $1,500,293, collateralized by various Common Stocks; total market value $1,668,983.(xx)	1,500,000	1,500,000

See Notes to Portfolio of Investments.

19

EQ ADVISORS TRUST

AXA/FRANKLIN BALANCED MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

	Principal Amount	Value (Note 1)
NBC Global Finance Ltd., 2.37%, dated 9/28/18, due 10/5/18, repurchase price $4,001,843, collateralized by various Common Stocks; total market value $4,450,977.(xx)	$4,000,000	$4,000,000
Societe Generale SA, 2.19%, dated 9/28/18, due 10/5/18, repurchase price $6,002,555, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.125%, maturing 11/8/18-11/15/45; total market value $6,120,000.(xx)	6,000,000	6,000,000
Societe Generale SA, 2.31%, dated 9/28/18, due 10/1/18, repurchase price $2,000,385, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.000%-4.250%, maturing 2/7/19-2/15/47; total market value $2,221,297.(xx)	2,000,000	2,000,000
Societe Generale SA, 2.34%, dated 9/28/18, due 10/5/18, repurchase price $8,003,640, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.000%-4.250%, maturing 2/7/19-2/15/47; total market value $8,885,187.(xx)	8,000,000	8,000,000

Total Repurchase Agreements		37,253,248

Total Short-Term Investments (10.6%) (Cost $130,147,281)		130,150,397

Total Investments in Securities (97.1%) (Cost $1,018,144,782)		1,188,298,927
Other Assets Less Liabilities (2.9%)		36,033,710

Net Assets (100%)		$1,224,332,637

See Notes to Portfolio of Investments.

20

EQ ADVISORS TRUST

AXA/FRANKLIN BALANCED MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

*	Non-income producing.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At September 30, 2018, the market value of these securities amounted to $73,745,841 or 6.0% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(b)	Rule 144A Illiquid Security. At September 30, 2018, the market value of these securities amounted to $1,995,138 or 0.2% of net assets.

(e)	Step Bond - Coupon rate increases or decreases in increments to maturity. Rate disclosed is as of September 30, 2018. Maturity date disclosed is the ultimate maturity date.

(k)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of September 30, 2018.

(r)	Value determined using significant unobservable inputs.

(x)	All or a portion of security is on loan at September 30, 2018.

(xx)

At September 30, 2018, the Portfolio had loaned securities with a total value of $36,663,978. This was secured by cash collateral of $37,253,248 which was subsequently invested in joint repurchase agreements with a total value of $37,253,248, for which the Portfolio has a proportionate interest as reported in the Portfolio of Investments as Repurchase Agreements, and $111,288 collateralized by various U.S. Government Treasury Securities, ranging from 0.125% - 4.375%, maturing 12/31/18-8/15/45.

(y)

Securities are perpetual and, thus, do not have a predetermined maturity date. The coupon rate for these securities are fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of September 30, 2018.

Glossary:

ADR — American Depositary Receipt

AGM — Insured by Assured Guaranty Municipal Corp.

EUR — European Currency Unit

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corp.

FNMA — Federal National Mortgage Association

ICE — Intercontinental Exchange

LIBOR — London Interbank Offered Rate

PIK — Payment-in Kind Security

USD — United States Dollar

See Notes to Portfolio of Investments.

21

EQ ADVISORS TRUST

AXA/FRANKLIN BALANCED MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

Investments in companies which were affiliates for nine months ended September 30, 2018, were as follows:

Security Description	Shares at September 30, 2018	Market Value December 31, 2017 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value September 30, 2018 ($)	Dividend/Interest Income ($)	Capital Gain Distributions ($)
BlackRock, Inc.	1,023	607,205	—	(88,708)	50,638	(86,964)	482,171	9,552	—
PNC Financial Services Group, Inc. (The)	3,858	652,335	—	(103,485)	74,992	(98,421)	525,421	10,055	—

Total		1,259,540	—	(192,193)	125,630	(185,385)	1,007,592	19,607	—

Futures contracts outstanding as of September 30, 2018 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index	809	12/2018	USD	118,073,550	618,684

					618,684

See Notes to Portfolio of Investments.

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AXA/FRANKLIN BALANCED MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2018:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Asset-Backed Securities	$—	$136,239	$—	$136,239
Common Stocks
Communication Services	32,258,018	—	—	32,258,018
Consumer Discretionary	39,933,882	3,754,632	—	43,688,514
Consumer Staples	35,832,732	3,334,828	—	39,167,560
Energy	46,439,355	—	—	46,439,355
Financials	60,007,491	—	—	60,007,491
Health Care	62,028,290	7,391,338	—	69,419,628
Industrials	33,431,856	—	408,178	33,840,034
Information Technology	75,640,930	—	—	75,640,930
Materials	17,156,465	8,265,689	—	25,422,154
Real Estate	10,530,479	—	—	10,530,479
Utilities	43,992,058	—	—	43,992,058
Convertible Bonds
Energy	—	3,013,517	—	3,013,517
Health Care	—	5,344,835	—	5,344,835
Corporate Bonds
Communication Services	—	42,110,180	—	42,110,180
Consumer Discretionary	—	16,537,211	—	16,537,211
Consumer Staples	—	11,707,621	—	11,707,621
Energy	—	48,288,135	—	48,288,135
Financials	—	65,360,397	—	65,360,397
Health Care	—	65,410,289	—	65,410,289
Industrials	—	13,256,770	—	13,256,770
Information Technology	—	11,557,116	—	11,557,116
Materials	—	9,461,055	—	9,461,055
Real Estate	—	7,409,209	—	7,409,209
Utilities	—	13,202,646	—	13,202,646
Foreign Government Securities	—	6,985,980	—	6,985,980
Futures	618,684	—	—	618,684
Loan Participations
Communication Services	—	2,198,285	—	2,198,285
Consumer Discretionary	—	8,537,818	—	8,537,818
Financials	—	2,513,825	—	2,513,825
Health Care	—	3,024,615	—	3,024,615
Industrials	—	1,334,935	—	1,334,935
Information Technology	—	5,087,561	—	5,087,561
Utilities	—	2,952,927	—	2,952,927
Municipal Bonds	—	122,074	—	122,074
Short-Term Investments
Investment Company	92,897,149	—	—	92,897,149
Repurchase Agreements	—	37,253,248	—	37,253,248
Supranational	—	6,650,344	—	6,650,344
U.S. Government Agency Securities	—	5,764,254	—	5,764,254
U.S. Treasury Obligations	—	219,774,471	—	219,774,471

Total Assets	$550,767,389	$637,742,044	$408,178	$1,188,917,611

Total Liabilities	$—	$—	$—	$—

Total	$550,767,389	$637,742,044	$408,178	$1,188,917,611

There were no transfers between Levels 1, 2 or 3 during the nine months ended September 30, 2018.

See Notes to Portfolio of Investments.

23

EQ ADVISORS TRUST

AXA/FRANKLIN BALANCED MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

As of September 30, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$200,054,139
Aggregate gross unrealized depreciation	(30,887,840)

Net unrealized appreciation	$169,166,299

Federal income tax cost of investments in securities and derivative instruments, if applicable	$1,019,751,312

See Notes to Portfolio of Investments.

24

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AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (1.3%)
Diversified Telecommunication Services (0.3%)
ATN International, Inc.	549	$40,560
Cincinnati Bell, Inc.*	2,558	40,800
Cogent Communications Holdings, Inc.	2,339	130,516
Consolidated Communications Holdings, Inc.(x)	3,980	51,899
Frontier Communications Corp.(x)	5,786	37,551
Intelsat SA*	2,549	76,470
Iridium Communications, Inc.*	5,423	122,018
Ooma, Inc.*	1,056	17,530
ORBCOMM, Inc.*	4,108	44,613
pdvWireless, Inc.*	511	17,323
Vonage Holdings Corp.*	12,495	176,929
Windstream Holdings, Inc.*	2,319	11,363

		767,572

Entertainment (0.2%)
AMC Entertainment Holdings, Inc., Class A(x)	2,911	59,676
Eros International plc*	1,983	23,895
IMAX Corp.*	3,014	77,761
Liberty Media Corp.-Liberty Braves, Class A*	566	15,440
Liberty Media Corp.-Liberty Braves, Class C*	2,059	56,108
LiveXLive Media, Inc.(x)*	474	1,858
Marcus Corp. (The)	1,095	46,045
Pandora Media, Inc.(x)*	14,492	137,819
Reading International, Inc., Class A*	915	14,457
Rosetta Stone, Inc.*	1,095	21,780
World Wrestling Entertainment, Inc., Class A	2,388	230,991

		685,830

Interactive Media & Services (0.2%)
Care.com, Inc.*	1,094	24,188
Cargurus, Inc.*	2,780	154,818
Cars.com, Inc.*	3,921	108,259
Meet Group, Inc. (The)*	4,184	20,711
QuinStreet, Inc.*	2,113	28,673
Travelzoo*	266	3,152
TrueCar, Inc.*	5,163	72,798
XO Group, Inc.*	1,298	44,755
Yelp, Inc.*	4,530	222,877

		680,231

Media (0.5%)
Beasley Broadcast Group, Inc., Class A	300	2,070
Boston Omaha Corp., Class A(x)*	279	8,342
Cardlytics, Inc.(x)*	299	7,487
Central European Media Enterprises Ltd., Class A*	4,127	15,476
Clear Channel Outdoor Holdings, Inc., Class A	2,277	13,548
Daily Journal Corp.(x)*	60	14,460
Emerald Expositions Events, Inc.	1,399	23,056
Entercom Communications Corp., Class A(x)	7,294	57,623
Entravision Communications Corp., Class A	3,610	17,689
EW Scripps Co. (The), Class A	2,623	43,280
Gannett Co., Inc.	6,172	61,782
Gray Television, Inc.*	4,491	78,593
Hemisphere Media Group, Inc.*	983	13,713
Liberty Latin America Ltd., Class A*	2,452	51,100
Liberty Latin America Ltd., Class C*	6,429	132,629
Loral Space & Communications, Inc.*	765	34,731
MDC Partners, Inc., Class A*	3,284	13,629
Meredith Corp.(x)	2,240	114,352
MSG Networks, Inc., Class A*	3,311	85,424
National CineMedia, Inc.	4,364	46,215
New Media Investment Group, Inc.	3,379	53,017
New York Times Co. (The), Class A	7,316	169,364
Nexstar Media Group, Inc., Class A	2,504	203,825
Saga Communications, Inc., Class A	239	8,640
Scholastic Corp.	1,551	72,416
Sinclair Broadcast Group, Inc., Class A	4,082	115,724
TechTarget, Inc.*	1,180	22,916
TEGNA, Inc.	12,269	146,736
tronc, Inc.*	993	16,216
WideOpenWest, Inc.(x)*	1,658	18,586

		1,662,639

Wireless Telecommunication Services (0.1%)
Boingo Wireless, Inc.*	2,300	80,270
Gogo, Inc.(x)*	2,954	15,331
NII Holdings, Inc.(x)*	4,989	29,236
Shenandoah Telecommunications Co.	2,642	102,378
Spok Holdings, Inc.	961	14,799

		242,014

Total Communication Services		4,038,286

Consumer Discretionary (8.7%)
Auto Components (1.2%)
American Axle & Manufacturing
Holdings, Inc.*	6,286	109,628
Cooper Tire & Rubber Co.	2,796	79,127
Cooper-Standard Holdings, Inc.*	993	119,140
Dana, Inc.	8,269	154,382
Dorman Products, Inc.*	1,522	117,072
Fox Factory Holding Corp.*	2,001	140,170
Gentex Corp.	3,900	83,694
Gentherm, Inc.*	2,075	94,309
LCI Industries	29,345	2,429,767
Modine Manufacturing Co.*	2,766	41,213
Motorcar Parts of America, Inc.*	1,065	24,974
Shiloh Industries, Inc.*	902	9,922
Standard Motor Products, Inc.	1,181	58,129
Stoneridge, Inc.*	1,563	46,452
Superior Industries International, Inc.	1,368	23,324
Tenneco, Inc.	2,825	119,046
Tower International, Inc.	1,140	34,485

		3,684,834

Automobiles (0.5%)
Thor Industries, Inc.	15,519	1,298,940
Winnebago Industries, Inc.	1,724	57,151

		1,356,091

Distributors (0.0%)
Core-Mark Holding Co., Inc.	2,472	83,949
Funko, Inc., Class A*	453	10,732
Weyco Group, Inc.	308	10,835

		105,516

Diversified Consumer Services (0.4%)
Adtalem Global Education, Inc.*	3,336	160,795
American Public Education, Inc.*	848	28,026
Cambium Learning Group, Inc.*	911	10,786
Career Education Corp.*	3,831	57,197
Carriage Services, Inc.	817	17,606
Chegg, Inc.*	6,016	171,036
Houghton Mifflin Harcourt Co.*	6,063	42,441

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
K12, Inc.*	2,037	$36,055
Laureate Education, Inc., Class A*	4,648	71,765
Regis Corp.*	2,024	41,350
Sotheby’s*	2,101	103,348
Strategic Education, Inc.	1,183	162,107
Weight Watchers International, Inc.*	2,181	157,010

		1,059,522

Hotels, Restaurants & Leisure (2.3%)
BBX Capital Corp.	3,675	27,269
Belmond Ltd., Class A*	5,060	92,345
Biglari Holdings, Inc., Class A*	5	4,610
BJ’s Restaurants, Inc.	1,173	84,691
Bloomin’ Brands, Inc.	4,620	91,430
Bluegreen Vacations Corp.	416	7,442
Bojangles’, Inc.*	1,066	16,736
Boyd Gaming Corp.	4,670	158,080
Brinker International, Inc.(x)	69,691	3,256,659
Carrols Restaurant Group, Inc.*	1,967	28,718
Century Casinos, Inc.*	1,315	9,810
Cheesecake Factory, Inc. (The)	2,372	126,997
Churchill Downs, Inc.	669	185,781
Chuy’s Holdings, Inc.*	932	24,465
Cracker Barrel Old Country Store, Inc.(x)	1,072	157,723
Dave & Buster’s Entertainment, Inc.*	2,217	146,810
Del Frisco’s Restaurant Group, Inc.*	1,777	14,749
Del Taco Restaurants, Inc.*	1,764	20,833
Denny’s Corp.*	3,670	54,022
Dine Brands Global, Inc.	944	76,757
Drive Shack, Inc. (REIT)*	3,411	20,330
El Pollo Loco Holdings, Inc.*	1,270	15,939
Eldorado Resorts, Inc.(x)*	3,728	181,181
Empire Resorts, Inc.*	191	1,776
Fiesta Restaurant Group, Inc.*	1,345	35,979
Golden Entertainment, Inc.*	989	23,746
Habit Restaurants, Inc. (The), Class A*	1,252	19,969
International Speedway Corp., Class A	1,379	60,400
J Alexander’s Holdings, Inc.*	624	7,426
Jack in the Box, Inc.	1,521	127,505
Lindblad Expeditions Holdings, Inc.*	1,239	18,424
Marriott Vacations Worldwide Corp.	2,177	243,280
Monarch Casino & Resort, Inc.*	642	29,179
Nathan’s Famous, Inc.	161	13,266
Noodles & Co.(x)*	699	8,458
OBH, Inc.*	56	10,156
Papa John’s International, Inc.(x)	1,287	65,997
Penn National Gaming, Inc.*	4,728	155,646
Pinnacle Entertainment, Inc.*	2,933	98,813
Planet Fitness, Inc., Class A*	5,004	270,365
PlayAGS, Inc.*	1,221	35,983
Potbelly Corp.*	1,285	15,806
RCI Hospitality Holdings, Inc.	548	16,226
Red Lion Hotels Corp.*	845	10,563
Red Robin Gourmet Burgers, Inc.*	757	30,394
Red Rock Resorts, Inc., Class A	3,943	105,081
Ruth’s Hospitality Group, Inc.	1,611	50,827
Scientific Games Corp., Class A*	3,110	78,994
SeaWorld Entertainment, Inc.*	3,118	97,999
Shake Shack, Inc., Class A*	1,394	87,836
Sonic Corp.	1,968	85,293
Speedway Motorsports, Inc.	644	11,495
Texas Roadhouse, Inc.	3,832	265,518
Town Sports International Holdings, Inc.(x)*	797	6,894
Wingstop, Inc.	1,647	112,441
Zoe’s Kitchen, Inc.*	1,229	15,633

		7,020,745

Household Durables (0.7%)
AV Homes, Inc.*	641	12,820
Bassett Furniture Industries, Inc.	580	12,325
Beazer Homes USA, Inc.*	1,767	18,554
Cavco Industries, Inc.*	476	120,428
Century Communities, Inc.*	1,432	37,590
Ethan Allen Interiors, Inc.	1,305	27,079
Flexsteel Industries, Inc.	465	13,829
GoPro, Inc., Class A(x)*	6,437	46,346
Green Brick Partners, Inc.*	1,435	14,494
Hamilton Beach Brands Holding Co., Class A	356	7,811
Helen of Troy Ltd.*	1,483	194,124
Hooker Furniture Corp.	657	22,207
Hovnanian Enterprises, Inc., Class A*	6,749	10,798
Installed Building Products, Inc.*	1,204	46,956
iRobot Corp.(x)*	1,491	163,891
KB Home	4,749	113,549
La-Z-Boy, Inc.	2,588	81,781
LGI Homes, Inc.(x)*	1,045	49,575
Lifetime Brands, Inc.	653	7,118
Lovesac Co. (The)*	181	4,521
M.D.C. Holdings, Inc.	2,571	76,050
M/I Homes, Inc.*	1,474	35,273
Meritage Homes Corp.*	2,186	87,221
New Home Co., Inc. (The)*	641	5,166
Roku, Inc.*	2,416	176,439
Skyline Champion Corp.	1,615	46,141
Sonos, Inc.(x)*	847	13,586
Taylor Morrison Home Corp., Class A*	6,335	114,283
TopBuild Corp.*	2,003	113,810
TRI Pointe Group, Inc.*	8,542	105,921
Tupperware Brands Corp.	2,789	93,292
Turtle Beach Corp.(x)*	437	8,714
Universal Electronics, Inc.*	750	29,513
Vuzix Corp.*	1,318	8,633
William Lyon Homes, Class A*	1,837	29,190
ZAGG, Inc.*	1,535	22,641

		1,971,669

Internet & Direct Marketing Retail (0.4%)
1-800-Flowers.com, Inc., Class A*	1,535	18,113
Duluth Holdings, Inc., Class B(x)*	469	14,755
Etsy, Inc.*	6,683	343,372
Fluent, Inc.(x)*	928	1,995
Gaia, Inc.*	619	9,533
Groupon, Inc.*	24,954	94,077
Lands’ End, Inc.(x)*	696	12,215
Leaf Group Ltd.*	704	7,040
Liberty Expedia Holdings, Inc., Class A*	3,021	142,108
Liberty TripAdvisor Holdings, Inc., Class A*	4,045	60,068
Liquidity Services, Inc.*	1,457	9,252
Nutrisystem, Inc.	1,711	63,393
Overstock.com, Inc.(x)*	1,172	32,464
PetMed Express, Inc.(x)	1,129	37,268
Quotient Technology, Inc.*	4,322	66,991
Remark Holdings, Inc.(x)*	1,550	4,945
Shutterfly, Inc.*	1,868	123,083
Shutterstock, Inc.	1,070	58,401
Stamps.com, Inc.*	982	222,127

		1,321,200

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Leisure Products (0.2%)
Acushnet Holdings Corp.	1,952	$53,543
American Outdoor Brands Corp.*	3,033	47,102
Callaway Golf Co.	5,296	128,640
Clarus Corp.	1,226	13,547
Escalade, Inc.	668	8,584
Johnson Outdoors, Inc., Class A	280	26,037
Malibu Boats, Inc., Class A*	1,146	62,709
Marine Products Corp.	412	9,431
MCBC Holdings, Inc.*	1,035	37,136
Nautilus, Inc.*	1,737	24,231
Sturm Ruger & Co., Inc.(x)	954	65,874
Vista Outdoor, Inc.*	3,250	58,143

		534,977

Multiline Retail (0.1%)
Big Lots, Inc.	2,241	93,651
Dillard’s, Inc., Class A(x)	635	48,476
JC Penney Co., Inc.(x)*	16,971	28,172
Ollie’s Bargain Outlet Holdings, Inc.*	2,779	267,062
Sears Holdings Corp.(x)*	2,298	2,224

		439,585

Specialty Retail (2.5%)
Aaron’s, Inc.	3,876	211,087
Abercrombie & Fitch Co., Class A	3,779	79,812
American Eagle Outfitters, Inc.	9,126	226,599
America’s Car-Mart, Inc.*	334	26,119
Asbury Automotive Group, Inc.*	1,151	79,131
Ascena Retail Group, Inc.*	9,877	45,138
At Home Group, Inc.*	2,471	77,911
Barnes & Noble Education, Inc.*	2,098	12,084
Barnes & Noble, Inc.	3,463	20,085
Bed Bath & Beyond, Inc.	7,612	114,180
Big 5 Sporting Goods Corp.(x)	1,296	6,610
Boot Barn Holdings, Inc.*	1,546	43,922
Buckle, Inc. (The)(x)	1,580	36,419
Caleres, Inc.	99,516	3,568,644
Camping World Holdings, Inc., Class A(x)	1,844	39,314
Carvana Co.(x)*	1,812	107,071
Cato Corp. (The), Class A	1,229	25,834
Chico’s FAS, Inc.	7,226	62,649
Children’s Place, Inc. (The)	907	115,915
Citi Trends, Inc.	717	20,628
Conn’s, Inc.*	1,134	40,087
Container Store Group, Inc. (The)*	895	9,935
DSW, Inc., Class A	3,888	131,725
Express, Inc.*	4,082	45,147
Five Below, Inc.*	3,057	397,593
Francesca’s Holdings Corp.(x)*	1,992	7,390
GameStop Corp., Class A(x)	5,680	86,734
Genesco, Inc.*	1,034	48,701
GNC Holdings, Inc., Class A(x)*	4,631	19,172
Group 1 Automotive, Inc.	1,073	69,638
Guess?, Inc.	3,318	74,987
Haverty Furniture Cos., Inc.	1,050	23,205
Hibbett Sports, Inc.*	1,139	21,413
Hudson Ltd., Class A*	2,244	50,625
J. Jill, Inc.*	714	4,413
Kirkland’s, Inc.*	868	8,758
Lithia Motors, Inc., Class A	1,278	104,361
Lumber Liquidators Holdings, Inc.*	1,670	25,868
MarineMax, Inc.*	1,445	30,706
Monro, Inc.	1,803	125,489
Murphy USA, Inc.*	1,686	144,086
National Vision Holdings, Inc.*	2,689	121,381
New York & Co., Inc.*	1,568	6,052
Office Depot, Inc.	31,441	100,926
Party City Holdco, Inc.(x)*	3,139	42,533
Pier 1 Imports, Inc.(x)	4,505	6,758
Rent-A-Center, Inc.*	2,428	34,915
RH(x)*	1,078	141,229
Sally Beauty Holdings, Inc.*	6,745	124,041
Shoe Carnival, Inc.	610	23,485
Signet Jewelers Ltd.	3,299	217,503
Sleep Number Corp.*	1,922	70,691
Sonic Automotive, Inc., Class A	1,373	26,568
Sportsman’s Warehouse Holdings, Inc.*	2,254	13,186
Tailored Brands, Inc.(x)	2,812	70,834
Tile Shop Holdings, Inc.	2,301	16,452
Tilly’s, Inc., Class A	807	15,293
Winmark Corp.	138	22,908
Zumiez, Inc.*	944	24,874

		7,468,814

Textiles, Apparel & Luxury Goods (0.4%)
Crocs, Inc.*	3,800	80,902
Culp, Inc.	677	16,383
Deckers Outdoor Corp.*	1,692	200,637
Fossil Group, Inc.*	2,579	60,039
G-III Apparel Group Ltd.*	2,459	118,499
Movado Group, Inc.	881	36,914
Oxford Industries, Inc.	945	85,239
Perry Ellis International, Inc.*	781	21,345
Rocky Brands, Inc.	378	10,697
Steven Madden Ltd.	3,273	173,142
Superior Group of Cos., Inc.	505	9,605
Unifi, Inc.*	931	26,375
Vera Bradley, Inc.*	1,302	19,869
Wolverine World Wide, Inc.	5,216	203,685

		1,063,331

Total Consumer Discretionary		26,026,284

Consumer Staples (3.2%)
Beverages (0.1%)
Boston Beer Co., Inc. (The), Class A*	475	136,562
Castle Brands, Inc.*	5,361	5,736
Celsius Holdings, Inc.(x)*	1,254	5,054
Coca-Cola Bottling Co. Consolidated	269	49,033
Craft Brew Alliance, Inc.*	776	12,688
MGP Ingredients, Inc.	739	58,366
National Beverage Corp.(x)*	648	75,570
Primo Water Corp.*	1,837	33,158

		376,167

Food & Staples Retailing (0.3%)
Andersons, Inc. (The)	1,543	58,094
BJ’s Wholesale Club Holdings, Inc.*	2,436	65,236
Chefs’ Warehouse, Inc. (The)*	1,186	43,111
Ingles Markets, Inc., Class A	821	28,119
Natural Grocers by Vitamin Cottage, Inc.(x)*	543	9,171
Performance Food Group Co.*	5,678	189,078
PriceSmart, Inc.	1,254	101,511
Rite Aid Corp.(x)*	59,512	76,175
Smart & Final Stores, Inc.*	1,559	8,886
SpartanNash Co.	2,083	41,785
SUPERVALU, Inc.*	2,130	68,629
United Natural Foods, Inc.*	2,871	85,986
Village Super Market, Inc., Class A	503	13,682
Weis Markets, Inc.	539	23,393

		812,856

Food Products (2.4%)
Alico, Inc.(x)	147	4,969

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
B&G Foods, Inc.(x)	3,735	$102,526
Calavo Growers, Inc.(x)	890	85,974
Cal-Maine Foods, Inc.	1,722	83,173
Dairy Crest Group plc	303,120	1,806,336
Darling Ingredients, Inc.*	9,132	176,430
Dean Foods Co.	5,176	36,750
Farmer Brothers Co.*	521	13,754
Fresh Del Monte Produce, Inc.	1,678	56,867
Freshpet, Inc.*	1,450	53,215
Hostess Brands, Inc.*	5,582	61,793
J&J Snack Foods Corp.	850	128,257
John B Sanfilippo & Son, Inc.	478	34,120
Lancaster Colony Corp.	1,083	161,594
Landec Corp.*	88,480	1,274,112
Limoneira Co.	827	21,593
Maple Leaf Foods, Inc.	132,999	3,198,194
Sanderson Farms, Inc.	1,133	117,118
Seneca Foods Corp., Class A*	374	12,604
Simply Good Foods Co. (The)*	3,386	65,858
Tootsie Roll Industries, Inc.(x)	920	26,910

		7,522,147

Household Products (0.1%)
Central Garden & Pet Co.(x)*	599	21,588
Central Garden & Pet Co., Class A*	2,249	74,532
Oil-Dri Corp. of America	261	10,064
WD-40 Co.	760	130,796

		236,980

Personal Products (0.2%)
Edgewell Personal Care Co.*	3,060	141,464
elf Beauty, Inc.(x)*	1,286	16,371
Inter Parfums, Inc.	971	62,581
Medifast, Inc.	662	146,666
Natural Health Trends Corp.	440	10,243
Nature’s Sunshine Products, Inc.*	420	3,675
Revlon, Inc., Class A(x)*	477	10,637
USANA Health Sciences, Inc.*	698	84,144

		475,781

Tobacco (0.1%)
22nd Century Group, Inc.*	6,530	18,349
Pyxus International, Inc.*	464	10,672
Turning Point Brands, Inc.	449	18,616
Universal Corp.	1,398	90,870
Vector Group Ltd.(x)	5,920	81,577

		220,084

Total Consumer Staples		9,644,015

Energy (5.6%)
Energy Equipment & Services (3.2%)
Archrock, Inc.	7,051	86,022
Basic Energy Services, Inc.*	1,076	10,749
Bristow Group, Inc.*	1,866	22,635
C&J Energy Services, Inc.*	3,636	75,629
Cactus, Inc., Class A*	2,081	79,661
CARBO Ceramics, Inc.(x)*	1,258	9,121
Covia Holdings Corp.*	1,786	16,020
Dawson Geophysical Co.*	1,110	6,871
Diamond Offshore Drilling, Inc.(x)*	3,573	71,460
Dril-Quip, Inc.*	2,074	108,367
Era Group, Inc.*	1,044	12,893
Exterran Corp.*	1,815	48,152
Forum Energy Technologies, Inc.*	4,532	46,906
Frank’s International NV*	4,100	35,588
FTS International, Inc.*	1,724	20,326
Gulfmark Offshore, Inc.(x)*	200	7,460
Helix Energy Solutions Group, Inc.*	7,905	78,101
Hunting plc*	336,300	3,423,383
Independence Contract Drilling, Inc.*	1,840	9,090
ION Geophysical Corp.*	593	9,221
Keane Group, Inc.*	3,099	38,335
Key Energy Services, Inc.*	627	7,173
KLX Energy Services Holdings, Inc.*	1,137	36,395
Liberty Oilfield Services, Inc., Class A(x)	2,426	52,329
Mammoth Energy Services, Inc.	690	20,079
Matrix Service Co.*	1,452	35,792
McDermott International, Inc.*	9,998	184,263
Natural Gas Services Group, Inc.*	18,929	399,402
NCS Multistage Holdings, Inc.(x)*	518	8,552
Newpark Resources, Inc.*	4,875	50,456
Nine Energy Service, Inc.*	805	24,617
Noble Corp. plc*	13,699	96,304
Ocean Rig UDW, Inc., Class A*	3,086	106,837
Oceaneering International, Inc.*	5,577	153,925
Oil States International, Inc.*	74,231	2,464,469
PHI, Inc. (Non-Voting)*	768	7,173
Pioneer Energy Services Corp.*	4,456	13,145
Profire Energy, Inc.*	1,263	4,029
ProPetro Holding Corp.*	3,996	65,894
Quintana Energy Services, Inc.(x)*	531	3,898
RigNet, Inc.*	828	16,850
Rowan Cos. plc, Class A*	62,585	1,178,476
SEACOR Holdings, Inc.*	927	45,803
SEACOR Marine Holdings, Inc.*	914	20,684
Select Energy Services, Inc., Class A*	2,536	30,026
Smart Sand, Inc.(x)*	1,341	5,512
Solaris Oilfield Infrastructure, Inc., Class A*	1,450	27,391
Superior Energy Services, Inc.*	8,640	84,154
TETRA Technologies, Inc.*	6,540	29,495
Tidewater, Inc.(x)*	1,348	42,044
Unit Corp.*	2,887	75,235
US Silica Holdings, Inc.(x)	4,363	82,155

		9,588,547

Oil, Gas & Consumable Fuels (2.4%)
Abraxas Petroleum Corp.*	8,877	20,683
Adams Resources & Energy, Inc.	144	6,114
Alta Mesa Resources, Inc.(x)*	5,397	22,559
Amyris, Inc.(x)*	1,351	10,727
Approach Resources, Inc.(x)*	2,668	5,950
Arch Coal, Inc., Class A	1,011	90,383
Ardmore Shipping Corp.*	1,569	10,199
Berry Petroleum Corp.	736	12,968
Bonanza Creek Energy, Inc.*	1,087	32,371
California Resources Corp.(x)*	2,556	124,043
Callon Petroleum Co.*	12,706	152,345
Carrizo Oil & Gas, Inc.*	4,861	122,497
Clean Energy Fuels Corp.*	8,412	21,871
Cloud Peak Energy, Inc.*	4,617	10,619
CONSOL Energy, Inc.*	1,585	64,684
CVR Energy, Inc.	882	35,474
Delek US Holdings, Inc.	4,670	198,148
Denbury Resources, Inc.*	25,610	158,782
DHT Holdings, Inc.	5,202	24,449
Dorian LPG Ltd.*	1,375	10,959
Earthstone Energy, Inc., Class A*	844	7,917
Eclipse Resources Corp.*	5,414	6,443
Energen Corp.*	38,900	3,352,014
Energy Fuels, Inc.*	4,027	13,209
Energy XXI Gulf Coast, Inc.*	1,845	15,424
EP Energy Corp., Class A(x)*	2,429	5,684

See Notes to Portfolio of Investments.

4

EQ ADVISORS TRUST

AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Evolution Petroleum Corp.	1,365	$15,083
Frontline Ltd.(x)*	4,259	24,745
GasLog Ltd.	2,319	45,800
Golar LNG Ltd.	5,359	148,980
Goodrich Petroleum Corp.(x)*	431	6,051
Green Plains, Inc.	2,309	39,715
Gulfport Energy Corp.*	9,867	102,715
Halcon Resources Corp.(x)*	7,736	34,580
Hallador Energy Co.	929	5,778
HighPoint Resources Corp.*	5,840	28,499
International Seaways, Inc.*	1,245	24,925
Isramco, Inc.*	39	4,760
Jagged Peak Energy, Inc.(x)*	3,621	50,078
Laredo Petroleum, Inc.*	8,524	69,641
Lilis Energy, Inc.(x)*	2,610	12,789
Matador Resources Co.*	5,847	193,243
Midstates Petroleum Co., Inc.*	711	6,335
NACCO Industries, Inc., Class A	221	7,238
Nordic American Tankers Ltd.(x)	7,665	16,020
Northern Oil and Gas, Inc.*	10,762	43,048
Oasis Petroleum, Inc.*	15,002	212,728
Overseas Shipholding Group, Inc., Class A*	3,196	10,067
Panhandle Oil and Gas, Inc., Class A	876	16,162
Par Pacific Holdings, Inc.*	1,681	34,292
PDC Energy, Inc.*	3,722	182,229
Peabody Energy Corp.	4,366	155,604
Penn Virginia Corp.*	702	56,539
Renewable Energy Group, Inc.*	2,042	58,810
Resolute Energy Corp.*	1,212	45,826
REX American Resources Corp.*	312	23,572
Ring Energy, Inc.*	3,225	31,960
Sanchez Energy Corp.(x)*	3,410	7,843
SandRidge Energy, Inc.*	1,748	19,001
Scorpio Tankers, Inc.	16,620	33,406
SemGroup Corp., Class A	4,501	99,247
Ship Finance International Ltd.(x)	4,766	66,247
SilverBow Resources, Inc.*	436	11,628
Southwestern Energy Co.*	32,799	167,603
SRC Energy, Inc.*	13,675	121,571
Talos Energy, Inc.*	1,072	35,183
Teekay Corp.	3,871	26,091
Teekay Tankers Ltd., Class A	9,764	9,645
Tellurian, Inc.(x)*	4,568	40,975
Ultra Petroleum Corp.*	9,098	10,190
Uranium Energy Corp.(x)*	8,362	14,383
W&T Offshore, Inc.*	5,252	50,629
WildHorse Resource Development Corp.*	1,547	36,571
World Fuel Services Corp.	3,698	102,361
Zion Oil & Gas, Inc.(x)*	2,961	3,790

		7,100,692

Total Energy		16,689,239

Financials (19.0%)
Banks (11.4%)
1st Constitution Bancorp(x)	364	7,535
1st Source Corp.	864	45,464
Access National Corp.	27,466	744,602
ACNB Corp.	360	13,392
Allegiance Bancshares, Inc.*	687	28,648
Amalgamated Bank, Class A*	507	9,780
American National Bankshares, Inc.	511	19,929
Ameris Bancorp	2,332	106,572
Ames National Corp.	452	12,317
Arrow Financial Corp.	686	25,381
Atlantic Capital Bancshares, Inc.*	1,417	23,735
Auburn National Bancorporation, Inc.	126	4,828
Banc of California, Inc.	2,441	46,135
BancFirst Corp.	1,029	61,689
Bancorp, Inc. (The)*	2,812	26,967
BancorpSouth Bank	5,269	172,296
Bank of Commerce Holdings	924	11,273
Bank of Marin Bancorp	374	31,379
Bank of NT Butterfield & Son Ltd. (The)	3,005	155,839
Bank of Princeton (The)*	312	9,528
Bankwell Financial Group, Inc.	355	11,133
Banner Corp.	1,790	111,284
Bar Harbor Bankshares	924	26,537
Baycom Corp.*	580	15,474
BCB Bancorp, Inc.	592	8,199
Berkshire Hills Bancorp, Inc.	2,276	92,633
Blue Hills Bancorp, Inc.	1,368	32,969
Boston Private Financial Holdings, Inc.	4,719	64,414
Bridge Bancorp, Inc.	923	30,644
Brookline Bancorp, Inc.	4,472	74,682
Bryn Mawr Bank Corp.	36,080	1,692,151
Business First Bancshares, Inc.	526	13,965
Byline Bancorp, Inc.*	908	20,612
C&F Financial Corp.	197	11,574
Cadence Bancorp	3,990	104,219
Cambridge Bancorp	190	17,098
Camden National Corp.	878	38,140
Capital City Bank Group, Inc.	605	14,121
Capstar Financial Holdings, Inc.	525	8,768
Carolina Financial Corp.	1,150	43,378
Cathay General Bancorp	4,315	178,814
CB Financial Services, Inc.(x)	246	7,589
CBTX, Inc.(x)	1,042	37,033
CenterState Bank Corp.	5,180	145,299
Central Pacific Financial Corp.	1,462	38,641
Central Valley Community Bancorp	643	13,895
Century Bancorp, Inc., Class A	179	12,933
Chemical Financial Corp.	73,638	3,932,268
Chemung Financial Corp.	185	7,850
Citizens & Northern Corp.	628	16,422
City Holding Co.	855	65,664
Civista Bancshares, Inc.	597	14,382
CNB Financial Corp.	900	25,974
Coastal Financial Corp.(x)*	293	4,981
Codorus Valley Bancorp, Inc.	511	15,964
Columbia Banking System, Inc.	100,473	3,895,337
Community Bank System, Inc.	2,823	172,401
Community Bankers Trust Corp.*	1,280	11,264
Community Financial Corp. (The)	237	7,923
Community Trust Bancorp, Inc.	900	41,715
ConnectOne Bancorp, Inc.	1,613	38,309
County Bancorp, Inc.	279	7,003
Customers Bancorp, Inc.*	1,635	38,472
CVB Financial Corp.	6,003	133,987
Eagle Bancorp, Inc.*	1,760	89,056
Enterprise Bancorp, Inc.	546	18,777
Enterprise Financial Services Corp.	1,280	67,904
Equity Bancshares, Inc., Class A*	744	29,209
Esquire Financial Holdings, Inc.(x)*	289	7,213
Evans Bancorp, Inc.	281	13,193
Farmers & Merchants Bancorp, Inc.	526	22,402
Farmers National Banc Corp.	1,486	22,736
FB Financial Corp.	891	34,909
FCB Financial Holdings, Inc., Class A*	2,403	113,902

See Notes to Portfolio of Investments.

5

EQ ADVISORS TRUST

AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Fidelity D&D Bancorp, Inc.(x)	124	$8,554
Fidelity Southern Corp.	1,309	32,437
Financial Institutions, Inc.	779	24,461
First Bancorp*	12,061	109,755
First Bancorp, Inc.	555	16,078
First Bancorp/NC	1,629	65,991
First Bancshares, Inc. (The)	672	26,242
First Bank	724	9,521
First Busey Corp.	2,496	77,501
First Business Financial Services, Inc.	396	9,179
First Choice Bancorp	500	13,545
First Commonwealth Financial Corp.	5,664	91,417
First Community Bancshares, Inc.	902	30,560
First Community Corp.	379	9,172
First Connecticut Bancorp, Inc.	801	23,670
First Financial Bancorp	5,420	160,974
First Financial Bankshares, Inc.(x)	3,646	215,479
First Financial Corp.	686	34,437
First Financial Northwest, Inc.	529	8,766
First Foundation, Inc.*	2,076	32,427
First Guaranty Bancshares, Inc.(x)	253	6,500
First Horizon National Corp.	222,600	3,842,075
First Internet Bancorp	490	14,921
First Interstate BancSystem, Inc., Class A	1,845	82,656
First Merchants Corp.	2,756	123,992
First Mid-Illinois Bancshares, Inc.	622	25,085
First Midwest Bancorp, Inc.	5,822	154,807
First Northwest Bancorp*	672	10,349
First of Long Island Corp. (The)	68,867	1,497,856
First Savings Financial Group, Inc.(x)	76	5,189
First United Corp.(x)	364	6,843
Flushing Financial Corp.	1,549	37,796
Franklin Financial Network, Inc.*	733	28,660
Fulton Financial Corp.	9,639	160,489
German American Bancorp, Inc.	14,778	521,368
Glacier Bancorp, Inc.	45,663	1,967,618
Great Southern Bancorp, Inc.	612	33,874
Great Western Bancorp, Inc.	3,297	139,100
Green Bancorp, Inc.	1,434	31,691
Guaranty Bancorp	1,447	42,976
Guaranty Bancshares, Inc.	424	12,818
Hancock Whitney Corp.	4,754	226,053
Hanmi Financial Corp.	1,654	41,185
HarborOne Bancorp, Inc.*	730	13,958
Heartland Financial USA, Inc.	1,664	96,595
Heritage Commerce Corp.	2,224	33,182
Heritage Financial Corp.	2,020	71,003
Hilltop Holdings, Inc.	3,981	80,297
Home BancShares, Inc.	8,913	195,195
HomeTrust Bancshares, Inc.*	944	27,518
Hope Bancorp, Inc.	6,909	111,719
Horizon Bancorp, Inc.	1,968	38,868
Howard Bancorp, Inc.*	723	12,797
IBERIABANK Corp.	3,105	252,592
Independent Bank Corp./MA	1,521	125,635
Independent Bank Corp./MI	1,228	29,042
Independent Bank Group, Inc.	1,165	77,240
International Bancshares Corp.	3,095	139,275
Investar Holding Corp.	499	13,398
Investors Bancorp, Inc.	13,933	170,958
Lakeland Bancorp, Inc.	2,394	43,212
Lakeland Financial Corp.	58,946	2,739,809
LCNB Corp.	509	9,493
LegacyTexas Financial Group, Inc.	2,683	114,296
Level One Bancorp, Inc.	94	2,613
Live Oak Bancshares, Inc.	1,443	38,672
Macatawa Bank Corp.	1,606	18,806
MB Financial, Inc.	4,641	213,997
MBT Financial Corp.	1,098	12,407
Mercantile Bank Corp.	907	30,267
Metropolitan Bank Holding Corp.*	363	14,927
Mid Penn Bancorp, Inc.(x)	193	5,626
Middlefield Banc Corp.	160	7,536
Midland States Bancorp, Inc.	1,180	37,878
MidSouth Bancorp, Inc.	812	12,505
MidWestOne Financial Group, Inc.	687	22,884
MutualFirst Financial, Inc.	314	11,571
MVB Financial Corp.(x)	422	7,604
National Bank Holdings Corp., Class A	1,621	61,031
National Bankshares, Inc.	370	16,817
National Commerce Corp.*	957	39,524
NBT Bancorp, Inc.	2,381	91,383
Nicolet Bankshares, Inc.*	465	25,347
Northeast Bancorp	384	8,333
Northrim Bancorp, Inc.	408	16,952
Norwood Financial Corp.	351	13,745
Oak Valley Bancorp	295	5,797
OFG Bancorp	2,477	40,004
Ohio Valley Banc Corp.(x)	244	8,943
Old Line Bancshares, Inc.	860	27,210
Old National Bancorp	8,619	166,347
Old Second Bancorp, Inc.	1,744	26,945
Opus Bank	1,134	31,072
Origin Bancorp, Inc.	916	34,487
Orrstown Financial Services, Inc.	426	10,139
Pacific City Financial Corp.	639	12,358
Pacific Mercantile Bancorp*	905	8,462
Pacific Premier Bancorp, Inc.*	2,582	96,050
Park National Corp.	772	81,492
Parke Bancorp, Inc.	373	8,374
Peapack Gladstone Financial Corp.	996	30,766
Penns Woods Bancorp, Inc.	316	13,730
Peoples Bancorp of North Carolina, Inc.	278	8,018
Peoples Bancorp, Inc.	32,527	1,139,420
Peoples Financial Services Corp.	377	15,985
People’s Utah Bancorp	872	29,604
Preferred Bank	792	46,332
Premier Financial Bancorp, Inc.	695	12,851
QCR Holdings, Inc.	724	29,575
RBB Bancorp	763	18,694
Reliant Bancorp, Inc.	556	14,217
Renasant Corp.	2,674	110,196
Republic Bancorp, Inc., Class A	541	24,940
Republic First Bancorp, Inc.*	2,438	17,432
S&T Bancorp, Inc.	1,955	84,769
Sandy Spring Bancorp, Inc.	1,973	77,559
SB One Bancorp	378	9,526
Seacoast Banking Corp. of Florida*	2,604	76,037
Select Bancorp, Inc.(x)*	446	5,530
ServisFirst Bancshares, Inc.	2,630	102,965
Shore Bancshares, Inc.	753	13,418
Sierra Bancorp	784	22,658
Simmons First National Corp., Class A	5,137	151,285
SmartFinancial, Inc.*	621	14,625
South State Corp.	2,027	166,214
Southern First Bancshares, Inc.*	356	13,991
Southern National Bancorp of Virginia, Inc.	1,037	16,799

See Notes to Portfolio of Investments.

6

EQ ADVISORS TRUST

AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Southside Bancshares, Inc.	1,884	$65,563
State Bank Financial Corp.	2,163	65,279
Stock Yards Bancorp, Inc.	1,219	44,250
Summit Financial Group, Inc.	665	15,435
Tompkins Financial Corp.	841	68,281
Towne Bank	3,759	115,965
TriCo Bancshares	1,421	54,879
TriState Capital Holdings, Inc.*	1,362	37,591
Triumph Bancorp, Inc.*	1,352	51,646
Trustmark Corp.	3,762	126,591
UMB Financial Corp.	2,527	179,164
Union Bankshares Corp.(x)	3,658	140,943
Union Bankshares, Inc.(x)	232	12,331
United Bankshares, Inc.	5,596	203,415
United Community Banks, Inc.	4,352	121,377
United Security Bancshares	771	8,558
Unity Bancorp, Inc.	453	10,374
Univest Corp. of Pennsylvania	1,585	41,923
Valley National Bancorp	18,089	203,501
Veritex Holdings, Inc.*	1,285	36,314
Washington Trust Bancorp, Inc.	14,425	797,702
WesBanco, Inc.	2,966	132,224
West Bancorporation, Inc.	914	21,479
Westamerica Bancorp(x)	1,425	85,728

		33,858,608

Capital Markets (0.5%)
Arlington Asset Investment Corp., Class A(x)	1,680	15,691
Artisan Partners Asset Management, Inc., Class A	2,691	87,188
Ashford, Inc.(x)	45	3,414
Associated Capital Group, Inc., Class A	163	6,936
B. Riley Financial, Inc.	1,129	25,572
Blucora, Inc.*	2,653	106,783
BrightSphere Investment Group plc	4,485	55,614
Cohen & Steers, Inc.	1,253	50,884
Cowen, Inc.*	1,617	26,357
Diamond Hill Investment Group, Inc.	181	29,936
Donnelley Financial Solutions, Inc.*	1,849	33,134
Federated Investors, Inc., Class B	5,481	132,202
Focus Financial Partners, Inc., Class A*	1,045	49,596
GAIN Capital Holdings, Inc.	1,635	10,628
GAMCO Investors, Inc., Class A	298	6,979
Greenhill & Co., Inc.(x)	1,091	28,748
Hamilton Lane, Inc., Class A	874	38,701
Houlihan Lokey, Inc.	1,865	83,794
INTL. FCStone, Inc.*	848	40,975
Investment Technology Group, Inc.	1,792	38,815
Ladenburg Thalmann Financial Services, Inc.	5,897	15,922
Moelis & Co., Class A	2,486	136,233
Oppenheimer Holdings, Inc., Class A	526	16,622
Piper Jaffray Cos.	806	61,538
PJT Partners, Inc., Class A	1,147	60,045
Pzena Investment Management, Inc., Class A	837	7,985
Safeguard Scientifics, Inc.*	1,130	10,566
Siebert Financial Corp.(x)*	369	5,406
Silvercrest Asset Management Group, Inc., Class A	414	5,734
Stifel Financial Corp.	3,880	198,888
Virtus Investment Partners, Inc.	385	43,794
Waddell & Reed Financial, Inc., Class A(x)	4,340	91,921
Westwood Holdings Group, Inc.	498	25,767
WisdomTree Investments, Inc.	6,253	53,025

		1,605,393

Consumer Finance (0.3%)
Curo Group Holdings Corp.*	657	19,861
Elevate Credit, Inc.*	1,202	9,688
Encore Capital Group, Inc.(x)*	1,420	50,907
Enova International, Inc.*	1,887	54,346
EZCORP, Inc., Class A*	2,869	30,698
FirstCash, Inc.	2,437	199,834
Green Dot Corp., Class A*	2,709	240,614
LendingClub Corp.*	18,022	69,925
Nelnet, Inc., Class A	1,021	58,371
PRA Group, Inc.*	2,526	90,936
Regional Management Corp.*	516	14,876
World Acceptance Corp.*	344	39,340

		879,396

Diversified Financial Services (0.1%)
Banco Latinoamericano de Comercio Exterior SA, Class E	1,651	34,539
Cannae Holdings, Inc.*	3,872	81,118
FGL Holdings*	8,046	72,012
Marlin Business Services Corp.	475	13,704
On Deck Capital, Inc.*	2,999	22,702

		224,075

Insurance (5.1%)
Ambac Financial Group, Inc.*	2,395	48,906
American Equity Investment Life Holding Co.	5,007	177,048
AMERISAFE, Inc.	1,037	64,242
AmTrust Financial Services, Inc.	6,111	88,732
Argo Group International Holdings Ltd.	1,822	114,877
Aspen Insurance Holdings Ltd.	9,600	401,280
Citizens, Inc.(x)*	2,816	23,654
CNO Financial Group, Inc.	9,183	194,863
Crawford & Co., Class B	774	7,129
Donegal Group, Inc., Class A	553	7,858
eHealth, Inc.*	962	27,186
EMC Insurance Group, Inc.	575	14,214
Employers Holdings, Inc.	1,749	79,230
Enstar Group Ltd.*	676	140,946
FBL Financial Group, Inc., Class A	571	42,968
FedNat Holding Co.	539	13,734
Genworth Financial, Inc., Class A*	28,556	119,079
Global Indemnity Ltd.	518	19,529
Goosehead Insurance, Inc., Class A*	569	19,272
Greenlight Capital Re Ltd., Class A*	1,566	19,418
Hallmark Financial Services, Inc.*	664	7,304
Hanover Insurance Group, Inc. (The)	32,900	4,058,873
HCI Group, Inc.	416	18,200
Health Insurance Innovations, Inc., Class A(x)*	695	42,847
Heritage Insurance Holdings, Inc.(x)	1,201	17,799
Horace Mann Educators Corp.	66,697	2,994,695
Independence Holding Co.	286	10,267
Investors Title Co.	87	14,607
James River Group Holdings Ltd.	1,482	63,163
Kemper Corp.	2,922	235,075
Kingstone Cos., Inc.	555	10,545
Kinsale Capital Group, Inc.	1,077	68,777
Maiden Holdings Ltd.	3,737	10,650
MBIA, Inc.(x)*	4,897	52,349
National General Holdings Corp.	3,401	91,283
National Western Life Group, Inc., Class A	132	42,134
Navigators Group, Inc. (The)	1,130	78,083
NI Holdings, Inc.*	634	10,696

See Notes to Portfolio of Investments.

7

EQ ADVISORS TRUST

AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Old Republic International Corp.	196,600	$4,399,907
Primerica, Inc.	2,423	292,093
ProAssurance Corp.	3,005	141,085
Protective Insurance Corp., Class B	592	13,586
RLI Corp.	2,215	174,055
Safety Insurance Group, Inc.	846	75,802
Selective Insurance Group, Inc.	3,269	207,582
State Auto Financial Corp.	969	29,593
Stewart Information Services Corp.	1,286	57,883
Third Point Reinsurance Ltd.*	4,359	56,667
Tiptree, Inc.	1,537	10,067
Trupanion, Inc.(x)*	1,362	48,664
United Fire Group, Inc.	1,150	58,386
United Insurance Holdings Corp.	1,251	27,997
Universal Insurance Holdings, Inc.	1,777	86,273

		15,131,152

Mortgage Real Estate Investment Trusts (REITs) (0.4%)
AG Mortgage Investment Trust, Inc. (REIT)	1,683	30,597
Annaly Capital Management, Inc. (REIT)	2,297	23,498
Anworth Mortgage Asset Corp. (REIT)	5,795	26,831
Apollo Commercial Real Estate Finance, Inc. (REIT)	7,001	132,108
Arbor Realty Trust, Inc. (REIT)	2,289	26,278
Ares Commercial Real Estate Corp. (REIT)	1,510	21,095
ARMOUR Residential REIT, Inc. (REIT)	2,189	49,143
Blackstone Mortgage Trust, Inc. (REIT), Class A(x)	6,309	211,414
Capstead Mortgage Corp. (REIT)	4,980	39,392
Cherry Hill Mortgage Investment Corp. (REIT)	697	12,616
Colony Credit Real Estate, Inc. (REIT)(x)	4,659	102,450
Dynex Capital, Inc. (REIT)	2,728	17,405
Exantas Capital Corp. (REIT)	1,881	20,653
Granite Point Mortgage Trust, Inc. (REIT)	2,543	49,029
Great Ajax Corp. (REIT)	774	10,534
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (REIT)	2,913	62,542
Invesco Mortgage Capital, Inc. (REIT)	6,456	102,134
KKR Real Estate Finance Trust, Inc. (REIT)	902	18,193
Ladder Capital Corp. (REIT)	4,922	83,379
New York Mortgage Trust, Inc. (REIT)(x)	7,379	44,864
Orchid Island Capital, Inc. (REIT)(x)	3,167	22,961
PennyMac Mortgage Investment Trust (REIT)‡	3,195	64,667
Redwood Trust, Inc. (REIT)	4,503	73,129
Sutherland Asset Management Corp. (REIT)	1,121	18,665
TPG RE Finance Trust, Inc. (REIT)	1,880	37,638
Western Asset Mortgage Capital Corp. (REIT)	2,428	24,329

		1,325,544

Thrifts & Mortgage Finance (1.2%)
Axos Financial, Inc.*	3,278	112,730
BankFinancial Corp.	707	11,270
Beneficial Bancorp, Inc.	3,828	64,693
Bridgewater Bancshares, Inc.*	264	3,437
BSB Bancorp, Inc.*	516	16,822
Capitol Federal Financial, Inc.	7,342	93,537
Columbia Financial, Inc.(x)*	2,809	46,910
Dime Community Bancshares, Inc.	1,866	33,308
Entegra Financial Corp.*	309	8,204
ESSA Bancorp, Inc.	457	7,431
Essent Group Ltd.*	5,373	237,755
Federal Agricultural Mortgage Corp., Class C	520	37,534
First Defiance Financial Corp.	1,172	35,289
Flagstar Bancorp, Inc.*	1,631	51,328
FS Bancorp, Inc.	162	9,027
Greene County Bancorp, Inc.(x)	158	5,072
Hingham Institution for Savings	74	16,266
Home Bancorp, Inc.	428	18,609
HomeStreet, Inc.*	1,388	36,782
Impac Mortgage Holdings, Inc.(x)*	610	4,569
Kearny Financial Corp.	5,526	76,535
LendingTree, Inc.(x)*	441	101,474
Luther Burbank Corp.	830	9,030
Malvern Bancorp, Inc.*	386	9,245
Merchants Bancorp	900	22,878
Meridian Bancorp, Inc.	2,732	46,444
Meta Financial Group, Inc.	511	42,234
MGIC Investment Corp.*	20,222	269,155
NMI Holdings, Inc., Class A*	3,526	79,864
Northfield Bancorp, Inc.	2,535	40,357
Northwest Bancshares, Inc.	5,378	93,147
OceanFirst Financial Corp.	2,691	73,249
Ocwen Financial Corp.*	6,341	24,984
OP Bancorp(x)*	605	7,018
Oritani Financial Corp.	2,285	35,532
PCSB Financial Corp.	946	19,242
PDL Community Bancorp(x)*	441	6,664
PennyMac Financial Services, Inc., Class A‡	1,023	21,381
PHH Corp.*	1,650	18,134
Provident Bancorp, Inc.*	253	7,324
Provident Financial Services, Inc.	3,547	87,079
Prudential Bancorp, Inc.	482	8,343
Radian Group, Inc.	12,080	249,694
Riverview Bancorp, Inc.	1,161	10,263
SI Financial Group, Inc.	638	8,932
Southern Missouri Bancorp, Inc.	353	13,156
Sterling Bancorp, Inc.	944	10,677
Territorial Bancorp, Inc.	419	12,381
Timberland Bancorp, Inc.	374	11,684
TrustCo Bank Corp.	85,360	725,559
United Community Financial Corp.	2,558	24,736
United Financial Bancorp, Inc.	2,968	49,951
Walker & Dunlop, Inc.	1,546	81,752
Washington Federal, Inc.	4,660	149,120
Waterstone Financial, Inc.	1,302	22,329
Western New England Bancorp, Inc.	1,685	18,198
WMIH Corp.*	17,364	24,136
WSFS Financial Corp.	1,715	80,862

		3,443,316

Total Financials		56,467,484

Health Care (8.0%)
Biotechnology (2.8%)
Abeona Therapeutics, Inc.(x)*	1,743	22,310
ACADIA Pharmaceuticals, Inc.(x)*	5,572	115,675
Acceleron Pharma, Inc.*	2,193	125,505
Achaogen, Inc.(x)*	2,013	8,032
Achillion Pharmaceuticals, Inc.*	8,008	29,469
Acorda Therapeutics, Inc.*	2,339	45,961
Adamas Pharmaceuticals, Inc.(x)*	1,243	24,885
ADMA Biologics, Inc.*	1,058	6,570

See Notes to Portfolio of Investments.

8

EQ ADVISORS TRUST

AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Aduro Biotech, Inc.*	3,626	$26,651
Adverum Biotechnologies, Inc.*	3,064	18,537
Aeglea BioTherapeutics, Inc.*	913	8,737
Agenus, Inc.(x)*	4,042	8,650
Aimmune Therapeutics, Inc.*	2,451	66,863
Akebia Therapeutics, Inc.*	2,854	25,201
Albireo Pharma, Inc.*	513	16,908
Alder Biopharmaceuticals, Inc.(x)*	3,304	55,012
Aldeyra Therapeutics, Inc.*	890	12,282
Allakos, Inc.*	454	20,425
Allena Pharmaceuticals, Inc.*	652	7,002
AMAG Pharmaceuticals, Inc.*	2,025	40,500
Amicus Therapeutics, Inc.*	10,703	129,399
AnaptysBio, Inc.*	1,050	104,759
Apellis Pharmaceuticals, Inc.(x)*	2,042	36,307
Aptinyx, Inc.*	730	21,141
Arbutus Biopharma Corp.*	1,967	18,588
Arcus Biosciences, Inc.(x)*	284	3,959
Ardelyx, Inc.*	2,019	8,783
Arena Pharmaceuticals, Inc.*	2,748	126,463
ArQule, Inc.*	6,020	34,073
Array BioPharma, Inc.*	11,361	172,687
Arrowhead Pharmaceuticals, Inc.(x)*	4,919	94,297
Arsanis, Inc.(x)*	235	381
Atara Biotherapeutics, Inc.(x)*	2,301	95,146
Athenex, Inc.(x)*	2,377	36,939
Athersys, Inc.(x)*	6,448	13,541
Audentes Therapeutics, Inc.*	1,811	71,697
AVEO Pharmaceuticals, Inc.(x)*	5,719	18,930
Avid Bioservices, Inc.*	2,830	19,414
Avrobio, Inc.*	331	17,169
Bellicum Pharmaceuticals, Inc.(x)*	2,251	13,866
BioCryst Pharmaceuticals, Inc.*	5,632	42,972
Biohaven Pharmaceutical Holding Co. Ltd.*	1,549	58,165
BioSpecifics Technologies Corp.*	308	18,015
BioTime, Inc.(x)*	4,411	10,366
Blueprint Medicines Corp.*	2,307	180,084
Calithera Biosciences, Inc.*	1,888	9,912
Calyxt, Inc.(x)*	298	4,550
Cara Therapeutics, Inc.(x)*	1,806	43,254
CareDx, Inc.*	1,822	52,565
CASI Pharmaceuticals, Inc.(x)*	2,802	13,085
Catalyst Biosciences, Inc.*	667	7,190
Catalyst Pharmaceuticals, Inc.*	5,443	20,575
Celcuity, Inc.*	315	9,059
Cellular Biomedicine Group, Inc.(x)*	569	10,327
ChemoCentryx, Inc.*	1,355	17,127
Chimerix, Inc.*	2,209	8,593
Clovis Oncology, Inc.*	2,696	79,182
Cohbar, Inc.(m)(x)*	1,250	5,388
Coherus Biosciences, Inc.*	2,883	47,570
Concert Pharmaceuticals, Inc.*	1,203	17,853
Corbus Pharmaceuticals Holdings, Inc.(x)*	2,736	20,657
Corvus Pharmaceuticals, Inc.*	781	6,701
Crinetics Pharmaceuticals, Inc.(x)*	378	10,830
CTI BioPharma Corp.(x)*	2,858	6,173
Cue Biopharma, Inc.(x)*	995	9,005
Cytokinetics, Inc.*	2,565	25,265
CytomX Therapeutics, Inc.*	2,456	45,436
Deciphera Pharmaceuticals, Inc.*	455	17,618
Denali Therapeutics, Inc.(x)*	2,529	54,980
Dicerna Pharmaceuticals, Inc.*	2,505	38,226
Dynavax Technologies Corp.*	3,526	43,722
Eagle Pharmaceuticals, Inc.*	590	40,905
Editas Medicine, Inc.*	2,583	82,191
Eidos Therapeutics, Inc.(x)*	374	3,733
Emergent BioSolutions, Inc.*	2,474	162,863
Enanta Pharmaceuticals, Inc.*	948	81,016
Epizyme, Inc.*	2,812	29,807
Esperion Therapeutics, Inc.(x)*	1,295	57,459
Evelo Biosciences, Inc.*	302	3,678
Fate Therapeutics, Inc.(x)*	2,749	44,781
Fennec Pharmaceuticals, Inc.*	628	5,150
FibroGen, Inc.*	4,170	253,328
Five Prime Therapeutics, Inc.*	1,864	25,947
Flexion Therapeutics, Inc.(x)*	1,907	35,680
Fortress Biotech, Inc.(x)*	2,082	3,331
Forty Seven, Inc.(x)*	430	6,416
G1 Therapeutics, Inc.*	1,154	60,343
Genomic Health, Inc.*	1,152	80,893
Geron Corp.(x)*	9,003	15,845
Global Blood Therapeutics, Inc.*	2,828	107,464
GlycoMimetics, Inc.*	1,899	27,346
GTx, Inc.(x)*	258	405
Halozyme Therapeutics, Inc.*	7,071	128,480
Heron Therapeutics, Inc.*	3,846	121,726
Homology Medicines, Inc.(x)*	584	13,350
Idera Pharmaceuticals, Inc.(x)*	1,088	9,694
Immune Design Corp.*	2,116	7,300
ImmunoGen, Inc.*	7,980	75,571
Immunomedics, Inc.(x)*	7,932	165,224
Inovio Pharmaceuticals, Inc.*	4,587	25,504
Insmed, Inc.*	4,334	87,633
Insys Therapeutics, Inc.(x)*	1,581	15,936
Intellia Therapeutics, Inc.(x)*	1,879	53,777
Intercept Pharmaceuticals, Inc.*	1,240	156,686
Intrexon Corp.(x)*	3,934	67,743
Invitae Corp.*	3,610	60,395
Iovance Biotherapeutics, Inc.*	4,649	52,301
Ironwood Pharmaceuticals, Inc.*	7,847	144,856
Jounce Therapeutics, Inc.*	777	5,051
Kadmon Holdings, Inc.(x)*	5,462	18,243
Karyopharm Therapeutics, Inc.*	2,742	46,696
Keryx Biopharmaceuticals, Inc.(x)*	5,046	17,156
Kezar Life Sciences, Inc.(x)*	271	5,802
Kindred Biosciences, Inc.*	1,530	21,344
Kiniksa Pharmaceuticals Ltd., Class A*	342	8,721
Kura Oncology, Inc.*	1,405	24,588
La Jolla Pharmaceutical Co.(x)*	1,213	24,418
Lexicon Pharmaceuticals, Inc.(x)*	2,455	26,195
Ligand Pharmaceuticals, Inc.*	1,169	320,880
Loxo Oncology, Inc.*	1,502	256,588
MacroGenics, Inc.*	2,218	47,554
Madrigal Pharmaceuticals, Inc.(x)*	387	82,868
MannKind Corp.(x)*	7,916	14,486
MediciNova, Inc.(x)*	2,221	27,740
Mersana Therapeutics, Inc.(x)*	580	5,800
MiMedx Group, Inc.(x)*	5,429	33,551
Minerva Neurosciences, Inc.*	1,549	19,440
Miragen Therapeutics, Inc.(x)*	1,446	8,069
Mirati Therapeutics, Inc.*	1,125	52,988
Molecular Templates, Inc.*	493	2,657
Momenta Pharmaceuticals, Inc.*	4,317	113,537
Mustang Bio, Inc.(x)*	840	4,998
Myriad Genetics, Inc.*	3,714	170,844
NantKwest, Inc.(x)*	1,887	6,982
Natera, Inc.*	1,837	43,978
NewLink Genetics Corp.*	1,828	4,369
Novavax, Inc.(x)*	21,559	40,531
Nymox Pharmaceutical Corp.*	1,732	4,261
OPKO Health, Inc.(x)*	18,199	62,969

See Notes to Portfolio of Investments.

9

EQ ADVISORS TRUST

AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Organovo Holdings, Inc.(x)*	6,115	$7,032
Ovid therapeutics, Inc.*	915	5,188
Palatin Technologies, Inc.(x)*	9,900	9,875
PDL BioPharma, Inc.*	7,763	20,417
Pfenex, Inc.*	1,191	6,086
Pieris Pharmaceuticals, Inc.*	2,929	16,402
PolarityTE, Inc.(x)*	489	9,340
Portola Pharmaceuticals, Inc.(x)*	3,594	95,708
Progenics Pharmaceuticals, Inc.(x)*	4,269	26,767
Proteostasis Therapeutics, Inc.(x)*	1,415	3,410
Prothena Corp. plc*	2,297	30,045
PTC Therapeutics, Inc.*	2,562	120,414
Puma Biotechnology, Inc.*	1,649	75,607
Ra Pharmaceuticals, Inc.*	725	13,115
Radius Health, Inc.*	2,293	40,815
Recro Pharma, Inc.*	830	5,901
REGENXBIO, Inc.*	1,768	133,484
Repligen Corp.*	2,174	120,570
Replimune Group, Inc.*	400	6,440
Retrophin, Inc.*	2,263	65,016
Rhythm Pharmaceuticals, Inc.*	837	24,415
Rigel Pharmaceuticals, Inc.*	9,329	29,946
Rocket Pharmaceuticals, Inc.(x)*	1,178	29,002
Rubius Therapeutics, Inc.(x)*	658	15,792
Sangamo Therapeutics, Inc.*	5,739	97,276
Savara, Inc.(x)*	1,407	15,702
Scholar Rock Holding Corp.(x)*	330	8,498
Selecta Biosciences, Inc.(x)*	1,015	15,783
Seres Therapeutics, Inc.(x)*	1,130	8,577
Solid Biosciences, Inc.(x)*	678	31,988
Sorrento Therapeutics, Inc.(x)*	6,031	26,536
Spark Therapeutics, Inc.(x)*	1,780	97,099
Spectrum Pharmaceuticals, Inc.*	5,603	94,130
Spero Therapeutics, Inc.(x)*	332	3,489
Spring Bank Pharmaceuticals, Inc.(x)*	555	6,688
Stemline Therapeutics, Inc.*	1,561	25,913
Surface Oncology, Inc.*	411	4,496
Syndax Pharmaceuticals, Inc.*	542	4,379
Synergy Pharmaceuticals, Inc.(x)*	14,039	23,866
Synlogic, Inc.*	863	12,263
Syros Pharmaceuticals, Inc.*	1,383	16,472
T2 Biosystems, Inc.(x)*	1,434	10,683
TG Therapeutics, Inc.(x)*	3,348	18,749
Tocagen, Inc.(x)*	988	15,403
Translate Bio, Inc.*	499	4,990
Tyme Technologies, Inc.*	2,355	6,547
Ultragenyx Pharmaceutical, Inc.*	2,621	200,087
UNITY Biotechnology, Inc.*	279	4,545
Unum Therapeutics, Inc.(x)*	201	2,070
Vanda Pharmaceuticals, Inc.*	2,904	66,647
Veracyte, Inc.*	1,447	13,819
Verastem, Inc.(x)*	3,811	27,630
Vericel Corp.*	2,384	33,734
Viking Therapeutics, Inc.(x)*	2,887	50,292
Vital Therapies, Inc.(x)*	1,704	469
Voyager Therapeutics, Inc.*	1,213	22,950
Xencor, Inc.*	2,616	101,946
XOMA Corp.(x)*	322	5,658
Zafgen, Inc.*	1,687	19,721
ZIOPHARM Oncology, Inc.(x)*	7,727	24,726

		8,529,828

Health Care Equipment & Supplies (2.3%)
Accuray, Inc.*	5,175	23,288
AngioDynamics, Inc.*	2,044	44,437
Anika Therapeutics, Inc.*	817	34,461
Antares Pharma, Inc.*	8,062	27,088
AtriCure, Inc.*	1,859	65,121
Atrion Corp.	81	56,279
Avanos Medical, Inc.*	2,613	178,991
AxoGen, Inc.*	1,882	69,352
Cardiovascular Systems, Inc.*	1,877	73,466
Cerus Corp.*	7,128	51,393
CONMED Corp.	1,434	113,601
CryoLife, Inc.*	2,005	70,576
CryoPort, Inc.(x)*	1,400	17,934
Cutera, Inc.*	719	23,403
CytoSorbents Corp.(x)*	1,586	20,459
ElectroCore LLC(x)*	295	4,130
Endologix, Inc.*	5,166	9,867
FONAR Corp.*	372	9,263
GenMark Diagnostics, Inc.*	2,667	19,602
Glaukos Corp.(x)*	1,867	121,168
Globus Medical, Inc., Class A*	4,053	230,048
Haemonetics Corp.*	2,914	333,886
Helius Medical Technologies, Inc.(x)*	772	7,558
Heska Corp.*	389	44,078
Hill-Rom Holdings, Inc.	9,836	928,517
Inogen, Inc.*	987	240,946
Integer Holdings Corp.*	1,728	143,338
IntriCon Corp.*	402	22,592
Invacare Corp.	1,846	26,859
iRadimed Corp.*	189	7,021
iRhythm Technologies, Inc.*	1,342	127,034
K2M Group Holdings, Inc.*	2,259	61,829
Lantheus Holdings, Inc.*	2,099	31,380
LeMaitre Vascular, Inc.	824	31,922
LivaNova plc*	2,724	337,694
Meridian Bioscience, Inc.	2,396	35,700
Merit Medical Systems, Inc.*	2,981	183,182
Natus Medical, Inc.*	1,823	64,990
Neogen Corp.*	2,843	203,360
Neuronetics, Inc.*	345	11,061
Nevro Corp.*	1,647	93,879
Novocure Ltd.*	4,065	213,006
NuVasive, Inc.*	2,874	203,997
Nuvectra Corp.*	783	17,210
NxStage Medical, Inc.*	3,615	100,822
OraSure Technologies, Inc.*	3,402	52,561
Orthofix Medical, Inc.*	959	55,440
OrthoPediatrics Corp.(x)*	387	14,180
Oxford Immunotec Global plc*	1,420	23,047
Pulse Biosciences, Inc.(x)*	561	7,961
Quidel Corp.*	1,913	124,670
Rockwell Medical, Inc.(x)*	2,985	12,597
RTI Surgical, Inc.*	3,557	16,007
SeaSpine Holdings Corp.*	623	9,694
Senseonics Holdings, Inc.(x)*	4,700	22,419
Sientra, Inc.*	1,307	31,211
STAAR Surgical Co.*	2,457	117,936
STERIS plc	8,602	984,068
Surmodics, Inc.*	730	54,495
Tactile Systems Technology, Inc.*	979	69,558
Tandem Diabetes Care, Inc.*	2,850	122,094
TransEnterix, Inc.(x)*	8,796	51,017
Utah Medical Products, Inc.	205	19,311
Varex Imaging Corp.*	2,161	61,934
ViewRay, Inc.(x)*	3,355	31,403
Wright Medical Group NV*	7,033	204,098

		6,821,489

Health Care Providers & Services (0.8%)
AAC Holdings, Inc.(x)*	563	4,296
Addus HomeCare Corp.*	528	37,039

See Notes to Portfolio of Investments.

10

EQ ADVISORS TRUST

AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Amedisys, Inc.*	1,499	$187,314
American Renal Associates Holdings, Inc.*	728	15,761
AMN Healthcare Services, Inc.*	2,670	146,049
Apollo Medical Holdings, Inc.*	195	4,304
BioScrip, Inc.*	7,215	22,367
BioTelemetry, Inc.*	1,811	116,719
Brookdale Senior Living, Inc.*	10,554	103,746
Capital Senior Living Corp.*	1,548	14,613
Civitas Solutions, Inc.*	963	14,204
Community Health Systems, Inc.(x)*	5,496	19,016
CorVel Corp.*	504	30,366
Cross Country Healthcare, Inc.*	2,082	18,176
Diplomat Pharmacy, Inc.*	3,208	62,267
Ensign Group, Inc. (The)	2,781	105,456
Genesis Healthcare, Inc.*	2,594	3,502
HealthEquity, Inc.*	3,032	286,250
LHC Group, Inc.*	1,653	170,242
LifePoint Health, Inc.*	1,997	128,607
Magellan Health, Inc.*	1,392	100,294
National HealthCare Corp.	676	50,950
National Research Corp.	618	23,855
Owens & Minor, Inc.	3,473	57,374
Patterson Cos., Inc.	4,547	111,174
PetIQ, Inc.*	571	22,446
Providence Service Corp. (The)*	633	42,588
Quorum Health Corp.(x)*	1,579	9,253
R1 RCM, Inc.*	5,631	57,211
RadNet, Inc.*	2,091	31,470
Select Medical Holdings Corp.*	6,181	113,730
Surgery Partners, Inc.*	924	15,246
Tenet Healthcare Corp.*	4,733	134,701
Tivity Health, Inc.*	2,258	72,595
Triple-S Management Corp., Class B*	1,248	23,575
US Physical Therapy, Inc.	701	83,139

		2,439,895

Health Care Technology (0.5%)
Allscripts Healthcare Solutions, Inc.*	9,745	138,866
Castlight Health, Inc., Class B*	3,979	10,743
Computer Programs & Systems, Inc.(x)	650	17,453
Evolent Health, Inc., Class A*	3,816	108,374
HealthStream, Inc.	1,500	46,515
HMS Holdings Corp.*	4,672	153,288
Inovalon Holdings, Inc., Class A(x)*	3,886	39,054
Inspire Medical Systems, Inc.*	439	18,473
Medidata Solutions, Inc.*	3,225	236,425
NantHealth, Inc.(x)*	1,099	1,725
Omnicell, Inc.*	2,171	156,095
Simulations Plus, Inc.	652	13,170
Tabula Rasa HealthCare, Inc.*	977	79,323
Teladoc Health, Inc.(x)*	3,748	323,641
Vocera Communications, Inc.*	1,648	60,284

		1,403,429

Life Sciences Tools & Services (0.6%)
Accelerate Diagnostics, Inc.*	1,484	34,058
Cambrex Corp.*	17,710	1,211,363
ChromaDex Corp.(x)*	2,151	9,228
Codexis, Inc.*	2,870	49,221
Enzo Biochem, Inc.*	2,476	10,201
Fluidigm Corp.*	1,524	11,415
Harvard Bioscience, Inc.*	1,786	9,377
Luminex Corp.	2,342	70,986
Medpace Holdings, Inc.*	1,212	72,611
NanoString Technologies, Inc.*	1,270	22,644
NeoGenomics, Inc.*	3,526	54,124
Pacific Biosciences of California, Inc.(x)*	6,875	37,194
Quanterix Corp.*	441	9,446
Syneos Health, Inc.*	3,454	178,053

		1,779,921

Pharmaceuticals (1.0%)
Aclaris Therapeutics, Inc.(x)*	1,517	22,027
Aerie Pharmaceuticals, Inc.*	2,015	124,023
Akcea Therapeutics, Inc.(x)*	716	25,074
Akorn, Inc.*	5,283	68,573
Amneal Pharmaceuticals, Inc.*	4,913	109,019
Amphastar Pharmaceuticals, Inc.*	2,034	39,134
Ampio Pharmaceuticals, Inc.(x)*	4,411	2,241
ANI Pharmaceuticals, Inc.*	453	25,613
Aquestive Therapeutics, Inc.*	275	4,815
Aratana Therapeutics, Inc.*	2,512	14,670
Assembly Biosciences, Inc.*	1,161	43,120
Assertio Therapeutics, Inc.*	3,564	20,956
Clearside Biomedical, Inc.*	1,579	9,711
Collegium Pharmaceutical, Inc.(x)*	1,658	24,439
Corcept Therapeutics, Inc.(x)*	5,528	77,503
Corium International, Inc.(x)*	1,503	14,294
Cymabay Therapeutics, Inc.*	3,327	36,863
Dermira, Inc.*	1,927	21,004
Dova Pharmaceuticals, Inc.(x)*	666	13,966
Durect Corp.*	8,128	8,941
Eloxx Pharmaceuticals, Inc.(x)*	1,212	20,652
Endo International plc*	12,517	210,662
Endocyte, Inc.(x)*	3,673	65,232
Evolus, Inc.*	497	9,254
Horizon Pharma plc*	9,348	183,035
Innovate Biopharmaceuticals, Inc.(x)*	1,035	7,069
Innoviva, Inc.*	3,860	58,826
Intersect ENT, Inc.*	1,673	48,099
Intra-Cellular Therapies, Inc.*	2,432	52,774
Kala Pharmaceuticals, Inc.*	770	7,600
Lannett Co., Inc.(x)*	1,703	8,089
Liquidia Technologies, Inc.(x)*	262	7,187
Mallinckrodt plc*	4,655	136,438
Marinus Pharmaceuticals, Inc.(x)*	2,042	20,420
Medicines Co. (The)(x)*	3,896	116,529
Melinta Therapeutics, Inc.*	1,814	7,165
Menlo Therapeutics, Inc.(x)*	344	3,388
MyoKardia, Inc.*	1,898	123,750
Neos Therapeutics, Inc.*	1,641	7,959
Ocular Therapeutix, Inc.(x)*	1,818	12,508
Odonate Therapeutics, Inc.(x)*	395	7,667
Omeros Corp.(x)*	2,535	61,879
Optinose, Inc.(x)*	909	11,299
Pacira Pharmaceuticals, Inc.*	2,205	108,376
Paratek Pharmaceuticals, Inc.(x)*	1,787	17,334
Phibro Animal Health Corp., Class A	1,096	47,018
Prestige Consumer Healthcare, Inc.*	2,903	109,995
Reata Pharmaceuticals, Inc., Class A(x)*	1,044	85,357
resTORbio, Inc.*	334	5,057
Revance Therapeutics, Inc.*	1,858	46,171
scPharmaceuticals, Inc.(x)*	319	1,873
Sienna Biopharmaceuticals, Inc.*	829	12,286
SIGA Technologies, Inc.*	2,920	20,119
Supernus Pharmaceuticals, Inc.*	2,719	136,902
Teligent, Inc.(x)*	2,726	10,768
Tetraphase Pharmaceuticals, Inc.*	2,848	7,860
TherapeuticsMD, Inc.(x)*	10,135	66,486
Theravance Biopharma, Inc.(x)*	2,369	77,395
Tricida, Inc.*	642	19,613

See Notes to Portfolio of Investments.

11

EQ ADVISORS TRUST

AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Verrica Pharmaceuticals, Inc.(x)*	300	$4,875
WaVe Life Sciences Ltd.*	997	49,850
Xeris Pharmaceuticals, Inc.*	356	6,258
Zogenix, Inc.*	2,340	116,064
Zomedica Pharmaceuticals Corp.(x)*	1,491	2,788

		2,845,912

Total Health Care		23,820,474

Industrials (16.8%)
Aerospace & Defense (2.8%)
AAR Corp.	46,976	2,249,682
Aerojet Rocketdyne Holdings, Inc.*	3,882	131,949
Aerovironment, Inc.*	1,202	134,828
Astronics Corp.*	1,195	51,983
Axon Enterprise, Inc.*	3,215	220,002
Cubic Corp.	1,400	102,270
Ducommun, Inc.*	597	24,381
Engility Holdings, Inc.*	1,028	36,998
Esterline Technologies Corp.*	43,154	3,924,857
KeyW Holding Corp. (The)(x)*	2,970	25,720
KLX, Inc.*	2,802	175,910
Kratos Defense & Security Solutions, Inc.*	4,884	72,186
Maxar Technologies Ltd.	3,204	105,956
Mercury Systems, Inc.*	2,659	147,096
Moog, Inc., Class A	1,786	153,542
National Presto Industries, Inc.(x)	282	36,561
Sparton Corp.*	589	8,499
Triumph Group, Inc.	2,800	65,240
Vectrus, Inc.*	674	21,022
Wesco Aircraft Holdings, Inc.*	74,661	839,936

		8,528,618

Air Freight & Logistics (0.1%)
Air Transport Services Group, Inc.*	3,197	68,640
Atlas Air Worldwide Holdings, Inc.*	1,333	84,979
Echo Global Logistics, Inc.*	1,550	47,973
Forward Air Corp.	1,686	120,885
Hub Group, Inc., Class A*	1,839	83,858
Radiant Logistics, Inc.*	2,170	12,825

		419,160

Airlines (0.2%)
Allegiant Travel Co.	711	90,155
Hawaiian Holdings, Inc.	2,804	112,440
Mesa Air Group, Inc.(x)*	538	7,457
SkyWest, Inc.	2,839	167,217
Spirit Airlines, Inc.*	3,885	182,478

		559,747

Building Products (2.3%)
AAON, Inc.	2,312	87,394
Advanced Drainage Systems, Inc.	2,020	62,418
American Woodmark Corp.*	799	62,682
Apogee Enterprises, Inc.	1,561	64,501
Armstrong Flooring, Inc.*	1,130	20,453
Builders FirstSource, Inc.*	6,379	93,644
Caesarstone Ltd.(x)	1,309	24,282
Continental Building Products, Inc.*	2,054	77,128
CSW Industrials, Inc.*	870	46,719
Gibraltar Industries, Inc.*	89,911	4,099,941
Griffon Corp.	1,889	30,507
Insteel Industries, Inc.	26,251	941,885
JELD-WEN Holding, Inc.*	3,835	94,571
Masonite International Corp.*	1,520	97,432
NCI Building Systems, Inc.*	2,465	37,345
Patrick Industries, Inc.*	1,338	79,210
PGT Innovations, Inc.*	2,747	59,335
Quanex Building Products Corp.	2,009	36,564
Simpson Manufacturing Co., Inc.	6,326	458,381
Trex Co., Inc.*	3,305	254,419
Universal Forest Products, Inc.	5,300	187,249

		6,916,060

Commercial Services & Supplies (2.0%)
ABM Industries, Inc.	3,761	121,292
ACCO Brands Corp.	5,922	66,919
Advanced Disposal Services, Inc.*	4,084	110,595
Brady Corp., Class A	2,630	115,063
BrightView Holdings, Inc.(x)*	1,341	21,523
Brink’s Co. (The)	2,809	195,927
Casella Waste Systems, Inc., Class A*	2,198	68,270
CECO Environmental Corp.*	1,795	14,145
Cimpress NV*	1,230	168,030
Covanta Holding Corp.	6,696	108,810
Deluxe Corp.	2,663	151,631
Ennis, Inc.	1,462	29,898
Essendant, Inc.	2,086	26,743
Healthcare Services Group, Inc.(x)	4,142	168,247
Heritage-Crystal Clean, Inc.*	896	19,130
Herman Miller, Inc.	3,375	129,600
HNI Corp.	2,473	109,406
Interface, Inc.	3,365	78,573
Kimball International, Inc., Class B	2,035	34,086
Knoll, Inc.	2,753	64,558
LSC Communications, Inc.	2,042	22,585
Matthews International Corp., Class A	1,772	88,866
McGrath RentCorp	29,465	1,604,958
Mobile Mini, Inc.	2,543	111,511
MSA Safety, Inc.	1,933	205,748
Multi-Color Corp.	787	48,991
NL Industries, Inc.*	460	2,760
PICO Holdings, Inc.*	1,145	14,370
Pitney Bowes, Inc.	10,657	75,452
Quad/Graphics, Inc.	1,708	35,595
RR Donnelley & Sons Co.	4,108	22,183
SP Plus Corp.*	1,266	46,209
Steelcase, Inc., Class A	4,892	90,502
Team, Inc.(x)*	55,272	1,243,619
Tetra Tech, Inc.	3,142	214,598
UniFirst Corp.	863	149,860
US Ecology, Inc.	1,242	91,598
Viad Corp.	1,157	68,552
VSE Corp.	502	16,631

		5,957,034

Construction & Engineering (0.4%)
Aegion Corp.*	1,815	46,065
Ameresco, Inc., Class A*	897	12,244
Argan, Inc.	843	36,249
Comfort Systems USA, Inc.	2,047	115,451
Dycom Industries, Inc.*	1,677	141,874
EMCOR Group, Inc.	3,237	243,130
Granite Construction, Inc.	2,485	113,565
Great Lakes Dredge & Dock Corp.*	3,089	19,152
HC2 Holdings, Inc.*	2,032	12,436
IES Holdings, Inc.*	494	9,633
Infrastructure and Energy Alternatives, Inc.*	956	10,038
KBR, Inc.	7,978	168,575
MasTec, Inc.*	3,612	161,276
MYR Group, Inc.*	935	30,518
Northwest Pipe Co.*	566	11,179
NV5 Global, Inc.*	521	45,171
Orion Group Holdings, Inc.*	1,505	11,363
Primoris Services Corp.	2,345	58,203
Sterling Construction Co., Inc.*	1,564	22,396

See Notes to Portfolio of Investments.

12

EQ ADVISORS TRUST

AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Tutor Perini Corp.*	2,004	$37,675
Willscot Corp.(x)*	1,885	32,328

		1,338,521

Electrical Equipment (1.6%)
Allied Motion Technologies, Inc.	390	21,228
Atkore International Group, Inc.*	2,214	58,737
AZZ, Inc.	1,462	73,831
Babcock & Wilcox Enterprises, Inc.*	1,872	1,928
Encore Wire Corp.	9,486	475,249
Energous Corp.(x)*	1,175	11,891
EnerSys	2,380	207,369
Enphase Energy, Inc.(x)*	4,863	23,586
FuelCell Energy, Inc.(x)*	4,485	4,799
Generac Holdings, Inc.*	3,379	190,609
Plug Power, Inc.(x)*	12,153	23,334
Powell Industries, Inc.	486	17,622
Preformed Line Products Co.	184	12,932
Regal Beloit Corp.	43,055	3,549,884
Sunrun, Inc.*	5,362	66,703
Thermon Group Holdings, Inc.*	1,787	46,069
TPI Composites, Inc.*	814	23,240
Vicor Corp.*	997	45,862
Vivint Solar, Inc.*	1,424	7,405

		4,862,278

Industrial Conglomerates (0.3%)
Carlisle Cos., Inc.	7,200	876,960
Raven Industries, Inc.	1,999	91,454

		968,414

Machinery (4.9%)
Actuant Corp., Class A	3,429	95,669
Alamo Group, Inc.	547	50,111
Albany International Corp., Class A	1,620	128,790
Altra Industrial Motion Corp.(x)	3,358	138,685
American Railcar Industries, Inc.	391	18,025
Astec Industries, Inc.	62,222	3,136,610
Barnes Group, Inc.	2,663	189,153
Blue Bird Corp.*	813	19,919
Briggs & Stratton Corp.	2,434	46,806
Chart Industries, Inc.*	1,738	136,138
CIRCOR International, Inc.	897	42,608
Columbus McKinnon Corp.	1,253	49,544
Commercial Vehicle Group, Inc.*	1,537	14,079
DMC Global, Inc.	770	31,416
Douglas Dynamics, Inc.	1,271	55,797
Eastern Co. (The)	334	9,486
Energy Recovery, Inc.(x)*	2,192	19,618
EnPro Industries, Inc.	1,140	83,140
ESCO Technologies, Inc.	1,448	98,536
Evoqua Water Technologies Corp.*	4,274	75,992
Federal Signal Corp.	19,069	510,668
Franklin Electric Co., Inc.	2,618	123,701
FreightCar America, Inc.*	650	10,446
Gencor Industries, Inc.*	453	5,459
Global Brass & Copper Holdings, Inc.	1,147	42,324
Gorman-Rupp Co. (The)	1,013	36,975
Graham Corp.	513	14,451
Greenbrier Cos., Inc. (The)	1,786	107,339
Harsco Corp.*	4,463	127,419
Hillenbrand, Inc.	3,496	182,841
Hurco Cos., Inc.	337	15,199
Hyster-Yale Materials Handling, Inc.	596	36,672
John Bean Technologies Corp.	1,756	209,491
Kadant, Inc.	614	66,220
Kennametal, Inc.	11,541	502,726
LB Foster Co., Class A*	502	10,316
Lindsay Corp.	609	61,046
Lydall, Inc.*	974	41,979
Manitex International, Inc.*	778	8,192
Manitowoc Co., Inc. (The)*	20,087	481,887
Meritor, Inc.*	4,761	92,173
Milacron Holdings Corp.*	3,905	79,076
Miller Industries, Inc.	699	18,803
Mueller Industries, Inc.	27,994	811,266
Mueller Water Products, Inc., Class A	255,028	2,935,371
Navistar International Corp.*	2,748	105,798
NN, Inc.	1,574	24,554
Omega Flex, Inc.	132	9,393
Park-Ohio Holdings Corp.	495	18,983
Proto Labs, Inc.*	1,530	247,478
RBC Bearings, Inc.*	1,326	199,377
REV Group, Inc.(x)	54,727	859,214
Rexnord Corp.*	5,876	180,981
Spartan Motors, Inc.	2,032	29,972
SPX Corp.*	2,380	79,278
SPX FLOW, Inc.*	2,332	121,264
Standex International Corp.	685	71,411
Sun Hydraulics Corp.	1,613	88,360
Tennant Co.	1,008	76,558
Titan International, Inc.	89,345	662,940
TriMas Corp.*	2,575	78,280
Twin Disc, Inc.*	507	11,681
Wabash National Corp.	3,230	58,883
Watts Water Technologies, Inc., Class A	1,537	127,571
Woodward, Inc.	2,991	241,852

		14,265,990

Marine (0.1%)
Costamare, Inc.	2,581	16,751
Eagle Bulk Shipping, Inc.*	2,773	15,584
Genco Shipping & Trading Ltd.*	450	6,300
Matson, Inc.	2,402	95,215
Safe Bulkers, Inc.*	2,881	8,297
Scorpio Bulkers, Inc.	3,470	25,158

		167,305

Professional Services (0.9%)
Acacia Research Corp.*	3,153	10,090
ASGN, Inc.*	2,841	224,240
Barrett Business Services, Inc.	416	27,780
BG Staffing, Inc.	446	12,131
CBIZ, Inc.*	2,897	68,659
CRA International, Inc.	425	21,344
Exponent, Inc.	2,879	154,314
Forrester Research, Inc.	569	26,117
Franklin Covey Co.*	513	12,132
FTI Consulting, Inc.*	2,129	155,822
GP Strategies Corp.*	716	12,065
Heidrick & Struggles International, Inc.	1,017	34,425
Huron Consulting Group, Inc.*	20,983	1,036,559
ICF International, Inc.	1,020	76,959
InnerWorkings, Inc.*	2,571	20,362
Insperity, Inc.	2,148	253,357
Kelly Services, Inc., Class A	1,721	41,356
Kforce, Inc.	1,308	49,181
Korn/Ferry International	3,195	157,322
Mistras Group, Inc.*	966	20,933
Navigant Consulting, Inc.	2,527	58,273
Reis, Inc.	488	11,224
Resources Connection, Inc.	1,822	30,245
TriNet Group, Inc.*	2,421	136,351
TrueBlue, Inc.*	2,338	60,905
WageWorks, Inc.*	2,250	96,188

See Notes to Portfolio of Investments.

13

EQ ADVISORS TRUST

AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Willdan Group, Inc.*	471	$15,995

		2,824,329

Road & Rail (0.6%)
ArcBest Corp.	1,408	68,358
Avis Budget Group, Inc.*	3,730	119,882
Covenant Transportation Group, Inc., Class A*	672	19,528
Daseke, Inc.*	2,261	18,133
Heartland Express, Inc.	64,693	1,276,394
Hertz Global Holdings, Inc.*	3,010	49,153
Marten Transport Ltd.	2,135	44,942
PAM Transportation Services, Inc.*	112	7,290
Saia, Inc.*	1,442	110,241
Universal Logistics Holdings, Inc.	479	17,627
US Xpress Enterprises, Inc., Class A*	1,141	15,746
USA Truck, Inc.*	436	8,820
Werner Enterprises, Inc.	2,649	93,642
YRC Worldwide, Inc.*	1,914	17,188

		1,866,944

Trading Companies & Distributors (0.6%)
Aircastle Ltd.	3,069	67,242
Applied Industrial Technologies, Inc.	2,127	166,437
Beacon Roofing Supply, Inc.*	3,857	139,585
BlueLinx Holdings, Inc.(x)*	500	15,745
BMC Stock Holdings, Inc.*	3,804	70,945
CAI International, Inc.*	1,024	23,419
DXP Enterprises, Inc.*	903	36,183
EnviroStar, Inc.	207	8,063
Foundation Building Materials, Inc.*	799	9,964
GATX Corp.	2,126	184,089
General Finance Corp.*	498	7,943
GMS, Inc.*	1,830	42,456
H&E Equipment Services, Inc.	1,798	67,928
Herc Holdings, Inc.*	1,378	70,554
Kaman Corp.	1,530	102,173
Lawson Products, Inc.*	383	12,984
MRC Global, Inc.*	4,658	87,431
Nexeo Solutions, Inc.*	1,597	19,563
NOW, Inc.*	6,092	100,823
Rush Enterprises, Inc., Class A	1,646	64,704
Rush Enterprises, Inc., Class B	293	11,688
SiteOne Landscape Supply, Inc.*	2,261	170,343
Systemax, Inc.	658	21,675
Textainer Group Holdings Ltd.*	1,512	19,354
Titan Machinery, Inc.*	1,050	16,259
Triton International Ltd.	2,963	98,579
Veritiv Corp.*	649	23,624
Willis Lease Finance Corp.*	267	9,214

		1,668,967

Total Industrials		50,343,367

Information Technology (12.6%)
Communications Equipment (1.4%)
Acacia Communications, Inc.*	1,545	63,917
ADTRAN, Inc.	2,557	45,131
Aerohive Networks, Inc.*	1,598	6,584
Applied Optoelectronics, Inc.(x)*	1,088	26,830
CalAmp Corp.*	1,906	45,668
Calix, Inc.*	2,454	19,877
Casa Systems, Inc.*	1,496	22,066
Ciena Corp.*	8,095	252,887
Clearfield, Inc.*	765	10,289
Comtech Telecommunications Corp.	1,341	48,638
DASAN Zhone Solutions, Inc.(x)* .	282	4,002
Digi International, Inc.*	1,598	21,493
Extreme Networks, Inc.*	6,445	35,319
Finisar Corp.*	117,293	2,234,431
Harmonic, Inc.*	4,877	26,824
Infinera Corp.*	8,431	61,546
InterDigital, Inc.	1,956	156,480
KVH Industries, Inc.*	1,099	14,397
Lumentum Holdings, Inc.(x)*	3,546	212,583
NETGEAR, Inc.*	1,726	108,479
NetScout Systems, Inc.*	4,321	109,105
Oclaro, Inc.*	9,278	82,945
Plantronics, Inc.	1,875	113,063
Quantenna Communications, Inc.*	1,864	34,391
Ribbon Communications, Inc.*	2,940	20,080
ViaSat, Inc.(x)*	3,090	197,606
Viavi Solutions, Inc.*	12,655	143,508

		4,118,139

Electronic Equipment, Instruments & Components (3.6%)
Anixter International, Inc.*	1,667	117,190
Arlo Technologies, Inc.(x)*	641	9,301
AVX Corp.	2,474	44,656
Badger Meter, Inc.	1,609	85,197
Bel Fuse, Inc., Class B	595	15,768
Belden, Inc.	2,250	160,672
Benchmark Electronics, Inc.	2,607	61,004
Coherent, Inc.*	10,739	1,849,147
Control4 Corp.*	1,460	50,122
CTS Corp.	1,822	62,495
Daktronics, Inc.	2,028	15,900
Electro Scientific Industries, Inc.*	1,686	29,421
ePlus, Inc.*	748	69,340
Fabrinet*	2,014	93,168
FARO Technologies, Inc.*	944	60,746
Fitbit, Inc., Class A*	11,680	62,488
II-VI, Inc.*	3,494	165,265
Insight Enterprises, Inc.*	1,995	107,910
Iteris, Inc.*	1,412	7,597
Itron, Inc.*	1,891	121,402
KEMET Corp.*	3,202	59,397
Kimball Electronics, Inc.*	1,471	28,905
Knowles Corp.*	4,930	81,937
Maxwell Technologies, Inc.(x)*	1,926	6,722
Mesa Laboratories, Inc.	191	35,453
Methode Electronics, Inc.	2,033	73,595
MTS Systems Corp.	1,018	55,736
Napco Security Technologies, Inc.*	709	10,600
nLight, Inc.(x)*	389	8,640
Novanta, Inc.*	1,820	124,488
OSI Systems, Inc.*	925	70,587
PAR Technology Corp.*	626	13,910
Park Electrochemical Corp.	1,093	21,303
PC Connection, Inc.	646	25,123
Plexus Corp.*	39,420	2,306,463
Rogers Corp.*	1,019	150,119
Sanmina Corp.*	3,782	104,383
ScanSource, Inc.*	1,449	57,815
SYNNEX Corp.	1,679	142,211
Tech Data Corp.*	2,161	154,662
TTM Technologies, Inc.*	5,288	84,132
Vishay Intertechnology, Inc.	7,362	149,817
Vishay Precision Group, Inc.*	566	21,168
Zebra Technologies Corp., Class A*	21,800	3,854,893

		10,830,848

IT Services (0.9%)
Acxiom Holdings, Inc.*	4,297	212,315
Brightcove, Inc.*	2,159	18,136
CACI International, Inc., Class A*	1,389	255,785
Carbonite, Inc.*	1,754	62,530
Cardtronics plc, Class A*	2,249	71,158

See Notes to Portfolio of Investments.

14

EQ ADVISORS TRUST

AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Cass Information Systems, Inc.	645	$42,002
ConvergeOne Holdings, Inc.	1,375	12,801
Convergys Corp.	5,188	123,163
CSG Systems International, Inc.	1,873	75,182
Endurance International Group Holdings, Inc.*	3,950	34,760
Everi Holdings, Inc.*	3,653	33,498
Evertec, Inc.	3,449	83,121
Evo Payments, Inc., Class A*	887	21,199
Exela Technologies, Inc.(x)*	2,626	18,723
ExlService Holdings, Inc.*	1,892	125,250
GTT Communications, Inc.(x)*	2,372	102,945
Hackett Group, Inc. (The)	1,328	26,759
I3 Verticals, Inc., Class A(x)*	403	9,261
Information Services Group, Inc.*	1,996	9,541
Internap Corp.*	1,031	13,022
Limelight Networks, Inc.*	6,039	30,316
ManTech International Corp., Class A	1,498	94,823
MAXIMUS, Inc.	3,577	232,720
MoneyGram International, Inc.*	1,798	9,619
NIC, Inc.	3,655	54,094
Perficient, Inc.*	1,986	52,927
Perspecta, Inc.	8,024	206,377
PFSweb, Inc.*	801	5,927
Presidio, Inc.*	1,647	25,117
PRGX Global, Inc.*	1,069	9,300
Science Applications International Corp.	2,353	189,652
ServiceSource International, Inc.*	4,666	13,298
Sykes Enterprises, Inc.*	2,229	67,962
Syntel, Inc.*	2,012	82,452
Travelport Worldwide Ltd.	7,108	119,912
TTEC Holdings, Inc.	791	20,487
Tucows, Inc., Class A(x)*	536	29,882
Unisys Corp.(x)*	2,792	56,957
Virtusa Corp.*	1,590	85,399
Web.com Group, Inc.*	2,232	62,273

		2,800,645

Semiconductors & Semiconductor Equipment (4.4%)
ACM Research, Inc., Class A(x)*	444	4,915
Adesto Technologies Corp.(x)*	1,002	5,962
Advanced Energy Industries, Inc.*	38,772	2,002,574
Alpha & Omega Semiconductor Ltd.*	1,123	13,060
Ambarella, Inc.(x)*	1,835	70,978
Amkor Technology, Inc.*	5,529	40,859
Aquantia Corp.(x)*	1,183	15,131
Axcelis Technologies, Inc.*	1,740	34,191
AXT, Inc.*	2,287	16,352
Brooks Automation, Inc.	3,856	135,076
Cabot Microelectronics Corp.	1,433	147,843
CEVA, Inc.*	1,260	36,225
Cirrus Logic, Inc.*	3,405	131,433
Cohu, Inc.	16,574	416,007
Cree, Inc.*	5,687	215,367
Diodes, Inc.*	2,228	74,170
Entegris, Inc.	7,929	229,545
FormFactor, Inc.*	4,111	56,526
Ichor Holdings Ltd.(x)*	1,428	29,160
Impinj, Inc.(x)*	904	22,437
Inphi Corp.(x)*	2,451	93,089
Integrated Device Technology, Inc.*	7,253	340,964
Kopin Corp.*	3,432	8,305
Kulicke & Soffa Industries, Inc.	46,200	1,101,408
Lattice Semiconductor Corp.*	6,803	54,424
MACOM Technology Solutions Holdings, Inc.(x)*	2,561	52,757
MaxLinear, Inc.*	3,526	70,097
MKS Instruments, Inc.	15,716	1,259,637
Nanometrics, Inc.*	1,275	47,838
NeoPhotonics Corp.(x)*	1,884	15,637
NVE Corp.	268	28,376
PDF Solutions, Inc.*	1,688	15,243
Photronics, Inc.*	3,632	35,775
Power Integrations, Inc.	1,598	100,994
Rambus, Inc.*	5,984	65,285
Rudolph Technologies, Inc.*	1,772	43,325
Semtech Corp.*	3,628	201,717
Silicon Laboratories, Inc.*	2,421	222,248
SMART Global Holdings, Inc.*	525	15,089
SunPower Corp.(x)*	3,475	25,368
Synaptics, Inc.*	57,462	2,621,416
Ultra Clean Holdings, Inc.*	2,187	27,447
Veeco Instruments, Inc.*	2,723	27,911
Versum Materials, Inc.	77,446	2,788,829
Xcerra Corp.*	3,129	44,651
Xperi Corp.	2,658	39,471

		13,045,112

Software (2.2%)
8x8, Inc.*	5,137	109,161
A10 Networks, Inc.*	2,790	16,963
ACI Worldwide, Inc.*	6,401	180,124
Agilysys, Inc.*	989	16,121
Alarm.com Holdings, Inc.*	1,745	100,163
Altair Engineering, Inc., Class A*	1,687	73,300
Alteryx, Inc., Class A*	1,638	93,710
Amber Road, Inc.*	1,207	11,611
American Software, Inc., Class A	1,687	20,463
Appfolio, Inc., Class A*	835	65,464
Apptio, Inc., Class A*	1,904	70,372
Asure Software, Inc.(x)*	549	6,819
Avalara, Inc.*	477	16,662
Avaya Holdings Corp.*	5,909	130,825
Benefitfocus, Inc.(x)*	1,247	50,441
Blackbaud, Inc.	2,701	274,097
Blackline, Inc.*	2,011	113,561
Bottomline Technologies DE, Inc.*	2,273	165,270
Box, Inc., Class A*	6,905	165,099
Carbon Black, Inc.(x)*	457	9,679
ChannelAdvisor Corp.*	1,378	17,156
Cision Ltd.*	3,015	50,652
Cloudera, Inc.*	5,850	103,253
CommVault Systems, Inc.*	2,225	155,750
Cornerstone OnDemand, Inc.*	3,024	171,612
Coupa Software, Inc.*	3,007	237,854
Digimarc Corp.*	613	19,279
Ebix, Inc.(x)	1,362	107,802
eGain Corp.*	987	7,995
Ellie Mae, Inc.*	1,935	183,380
Envestnet, Inc.*	2,503	152,558
Everbridge, Inc.*	1,481	85,365
Five9, Inc.*	3,210	140,245
ForeScout Technologies, Inc.*	1,630	61,549
Fusion Connect, Inc.(x)*	1,144	2,940
Glu Mobile, Inc.*	6,183	46,063
Hortonworks, Inc.*	3,880	88,503
HubSpot, Inc.*	2,031	306,578
Imperva, Inc.*	1,973	91,646
Instructure, Inc.*	1,767	62,552
j2 Global, Inc.	2,618	216,901
LivePerson, Inc.*	3,187	82,703
MicroStrategy, Inc., Class A*	539	75,794

See Notes to Portfolio of Investments.

15

EQ ADVISORS TRUST

AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
MINDBODY, Inc., Class A*	2,430	$98,780
Mitek Systems, Inc.*	1,879	13,247
MobileIron, Inc.*	3,998	21,189
Model N, Inc.*	1,444	22,887
Monotype Imaging Holdings, Inc.	2,401	48,500
New Relic, Inc.*	2,481	233,785
NextGen Healthcare Information Systems LLC*	2,978	59,798
OneSpan, Inc.*	1,776	33,833
Park City Group, Inc.*	738	7,454
Paylocity Holding Corp.*	1,609	129,235
Progress Software Corp.	2,528	89,213
PROS Holdings, Inc.*	1,737	60,830
Q2 Holdings, Inc.*	2,072	125,460
QAD, Inc., Class A	598	33,877
Qualys, Inc.*	1,908	170,003
Rapid7, Inc.*	2,034	75,095
Rimini Street, Inc.(x)*	469	2,959
SailPoint Technologies Holding, Inc.*	2,966	100,903
SecureWorks Corp., Class A*	567	8,307
SendGrid, Inc.*	1,614	59,379
ShotSpotter, Inc.(x)*	407	24,945
SPS Commerce, Inc.*	921	91,400
Telaria, Inc.*	2,425	9,191
Telenav, Inc.*	1,705	8,610
Tenable Holdings, Inc.*	698	27,138
TiVo Corp.	6,850	85,283
Trade Desk, Inc. (The), Class A*	1,818	274,354
Upland Software, Inc.*	883	28,530
Varonis Systems, Inc.*	1,569	114,929
Verint Systems, Inc.*	3,550	177,855
Veritone, Inc.(x)*	402	4,193
VirnetX Holding Corp.*	3,148	14,638
Workiva, Inc.*	1,557	61,502
Yext, Inc.*	4,586	108,688
Zix Corp.*	2,988	16,583
Zscaler, Inc.(x)*	783	31,931

		6,632,539

Technology Hardware, Storage & Peripherals (0.1%)
3D Systems Corp.(x)*	6,177	116,746
Avid Technology, Inc.*	1,681	9,968
Cray, Inc.*	2,342	50,353
Diebold Nixdorf, Inc.(x)	4,318	19,431
Eastman Kodak Co.(x)*	1,052	3,261
Electronics For Imaging, Inc.*	2,501	85,235
Immersion Corp.*	1,449	15,316
Stratasys Ltd.*	2,849	65,840
USA Technologies, Inc.*	2,922	21,038

		387,188

Total Information Technology		37,814,471

Materials (5.5%)
Chemicals (2.0%)
Advanced Emissions Solutions, Inc.	261	3,122
AdvanSix, Inc.*	1,732	58,801
AgroFresh Solutions, Inc.*	1,755	10,934
American Vanguard Corp.	1,665	29,970
Balchem Corp.	1,791	200,753
Chase Corp.	390	46,859
Ferro Corp.*	4,702	109,180
Flotek Industries, Inc.*	3,436	8,246
FutureFuel Corp.	1,523	28,236
GCP Applied Technologies, Inc.*	4,043	107,342
Hawkins, Inc.	536	22,217
HB Fuller Co.	2,852	147,363
Ingevity Corp.*	13,473	1,372,629
Innophos Holdings, Inc.	1,078	47,863
Innospec, Inc.	1,371	105,224
Intrepid Potash, Inc.*	5,841	20,969
KMG Chemicals, Inc.	830	62,715
Koppers Holdings, Inc.*	1,159	36,103
Kraton Corp.*	1,749	82,465
Kronos Worldwide, Inc.	1,331	21,629
LSB Industries, Inc.*	1,302	12,734
Marrone Bio Innovations, Inc.(x)*	2,971	5,437
Minerals Technologies, Inc.	36,530	2,469,427
OMNOVA Solutions, Inc.*	2,464	24,270
PolyOne Corp.	4,458	194,904
PQ Group Holdings, Inc.*	2,059	35,971
Quaker Chemical Corp.	728	147,209
Rayonier Advanced Materials, Inc.	2,784	51,309
Sensient Technologies Corp.	2,370	181,329
Stepan Co.	1,118	97,277
Trecora Resources*	1,141	15,974
Tredegar Corp.	1,449	31,371
Trinseo SA	2,385	186,746
Tronox Ltd., Class A	5,297	63,299
Valhi, Inc.	1,231	2,807

		6,042,684

Construction Materials (0.1%)
Forterra, Inc.(x)*	1,012	7,550
Summit Materials, Inc., Class A*	6,206	112,825
United States Lime & Minerals, Inc.	105	8,290
US Concrete, Inc.(x)*	911	41,769

		170,434

Containers & Packaging (0.1%)
Greif, Inc., Class A	1,441	77,324
Greif, Inc., Class B	323	18,621
Myers Industries, Inc.	1,953	45,407
UFP Technologies, Inc.*	388	14,259

		155,611

Metals & Mining (2.6%)
AK Steel Holding Corp.(x)*	17,265	84,599
Allegheny Technologies, Inc.*	6,987	206,466
Carpenter Technology Corp.	50,296	2,964,948
Century Aluminum Co.*	2,767	33,121
Cleveland-Cliffs, Inc.*	16,804	212,739
Coeur Mining, Inc.*	10,146	54,078
Commercial Metals Co.	6,504	133,462
Compass Minerals International, Inc.	1,904	127,949
Gold Resource Corp.	3,091	15,888
Haynes International, Inc.	695	24,673
Hecla Mining Co.	24,928	69,549
Kaiser Aluminum Corp.	933	101,753
Materion Corp.	1,133	68,547
OceanaGold Corp.	812,997	2,454,757
Olympic Steel, Inc.	512	10,685
Ramaco Resources, Inc.*	498	3,715
Reliance Steel & Aluminum Co.	12,300	1,049,067
Ryerson Holding Corp.*	738	8,339
Schnitzer Steel Industries, Inc., Class A	1,477	39,953
SunCoke Energy, Inc.*	3,736	43,412
Synalloy Corp.	421	9,620
Tahoe Resources, Inc.*	17,540	48,937
TimkenSteel Corp.*	2,316	34,439
Universal Stainless & Alloy Products, Inc.*	374	9,541
Warrior Met Coal, Inc.	2,398	64,842
Worthington Industries, Inc.	2,330	101,029

		7,976,108

Paper & Forest Products (0.7%)
Boise Cascade Co.	2,196	80,813
Clearwater Paper Corp.*	933	27,710

See Notes to Portfolio of Investments.

16

EQ ADVISORS TRUST

AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
KapStone Paper and Packaging Corp.	4,970	$168,533
Louisiana-Pacific Corp.	8,023	212,529
Neenah, Inc.	923	79,655
PH Glatfelter Co.	71,401	1,364,473
Schweitzer-Mauduit International, Inc.	1,745	66,851
Verso Corp., Class A*	1,964	66,128

		2,066,692

Total Materials		16,411,529

Real Estate (5.7%)
Equity Real Estate Investment Trusts (REITs) (5.5%)
Acadia Realty Trust (REIT)	4,478	125,518
Agree Realty Corp. (REIT)	1,730	91,898
Alexander & Baldwin, Inc. (REIT)	3,876	87,946
Alexander’s, Inc. (REIT)	124	42,569
American Assets Trust, Inc. (REIT)	2,166	80,770
Americold Realty Trust (REIT)	4,829	120,822
Armada Hoffler Properties, Inc. (REIT)	2,592	39,165
Ashford Hospitality Trust, Inc. (REIT)	4,801	30,678
Bluerock Residential Growth REIT, Inc. (REIT)	1,254	12,289
Braemar Hotels & Resorts, Inc. (REIT)	1,629	19,173
Brandywine Realty Trust (REIT)	106,737	1,677,906
BRT Apartments Corp. (REIT)	437	5,261
CareTrust REIT, Inc. (REIT)	4,065	71,991
CatchMark Timber Trust, Inc. (REIT), Class A	2,757	31,513
CBL & Associates Properties, Inc. (REIT)(x)	9,595	38,284
Cedar Realty Trust, Inc. (REIT)	4,624	21,548
Chatham Lodging Trust (REIT)	2,582	53,938
Chesapeake Lodging Trust (REIT)	3,449	110,609
City Office REIT, Inc. (REIT)	2,075	26,187
Clipper Realty, Inc. (REIT)	979	13,246
Community Healthcare Trust, Inc. (REIT)	1,011	31,321
CoreCivic, Inc. (REIT)	6,642	161,600
CorEnergy Infrastructure Trust, Inc. (REIT)(x)	689	25,893
CorePoint Lodging, Inc. (REIT)	2,358	45,863
Cousins Properties, Inc. (REIT)	23,574	209,573
DiamondRock Hospitality Co. (REIT)	11,370	132,688
Easterly Government Properties, Inc. (REIT)	3,364	65,161
EastGroup Properties, Inc. (REIT)	1,964	187,798
Farmland Partners, Inc. (REIT)(x)	1,753	11,745
First Industrial Realty Trust, Inc. (REIT)	7,094	222,752
Four Corners Property Trust, Inc. (REIT)	3,787	97,288
Franklin Street Properties Corp. (REIT)	6,181	49,386
Front Yard Residential Corp. (REIT)	2,905	31,519
GEO Group, Inc. (The) (REIT)	6,731	169,352
Getty Realty Corp. (REIT)	1,856	53,007
Gladstone Commercial Corp. (REIT)	1,600	30,640
Gladstone Land Corp. (REIT)(x)	724	8,934
Global Medical REIT, Inc. (REIT)	961	9,053
Global Net Lease, Inc. (REIT)	3,895	81,211
Government Properties Income Trust (REIT)	4,878	55,073
Gramercy Property Trust (REIT)	8,976	246,301
Healthcare Realty Trust, Inc. (REIT)	6,874	201,133
Hersha Hospitality Trust (REIT)	2,102	47,652
Highwoods Properties, Inc. (REIT)	37,000	1,748,620
Independence Realty Trust, Inc. (REIT)	4,978	52,418
Industrial Logistics Properties Trust (REIT)(x)	1,162	26,738
InfraREIT, Inc. (REIT)	2,506	53,002
Innovative Industrial Properties, Inc. (REIT)(x)	360	17,366
Investors Real Estate Trust (REIT)	6,288	37,602
iStar, Inc. (REIT)(x)	3,578	39,966
Jernigan Capital, Inc. (REIT)	946	18,248
Kite Realty Group Trust (REIT)	4,725	78,671
LaSalle Hotel Properties (REIT)	6,202	214,527
Lexington Realty Trust (REIT)	11,958	99,251
LTC Properties, Inc. (REIT)	37,327	1,646,494
Mack-Cali Realty Corp. (REIT)	5,046	107,278
MedEquities Realty Trust, Inc. (REIT)	1,603	15,581
Monmouth Real Estate Investment Corp. (REIT)	4,339	72,548
National Health Investors, Inc. (REIT)	2,294	173,403
National Storage Affiliates Trust (REIT)	3,165	80,518
New Senior Investment Group, Inc. (REIT)	4,173	24,621
NexPoint Residential Trust, Inc. (REIT)	933	30,976
NorthStar Realty Europe Corp. (REIT)	2,491	35,273
One Liberty Properties, Inc. (REIT)	909	25,252
Pebblebrook Hotel Trust (REIT)(x)	3,812	138,642
Pennsylvania REIT (REIT)(x)	3,959	37,452
Physicians Realty Trust (REIT)	10,288	173,456
Piedmont Office Realty Trust, Inc. (REIT), Class A	7,326	138,681
PotlatchDeltic Corp. (REIT)	3,496	143,161
Preferred Apartment Communities, Inc. (REIT), Class A	2,147	37,744
PS Business Parks, Inc. (REIT)	1,127	143,230
QTS Realty Trust, Inc. (REIT), Class A	2,834	120,927
Ramco-Gershenson Properties Trust (REIT)	4,521	61,486
Retail Opportunity Investments Corp. (REIT)	6,235	116,407
Retail Properties of America, Inc. (REIT), Class A	189,095	2,305,069
Rexford Industrial Realty, Inc. (REIT)	5,071	162,069
RLJ Lodging Trust (REIT)	9,745	214,682
Ryman Hospitality Properties, Inc. (REIT)	2,513	216,545
Sabra Health Care REIT, Inc. (REIT)	9,993	231,038
Safety Income & Growth, Inc. (REIT)	457	8,560
Saul Centers, Inc. (REIT)	661	37,016
Select Income REIT (REIT)	3,521	77,251
Seritage Growth Properties (REIT), Class A(x)	1,830	86,907
Spirit MTA REIT (REIT)	2,407	27,729
STAG Industrial, Inc. (REIT)	5,862	161,205
Summit Hotel Properties, Inc. (REIT)	5,737	77,622
Sunstone Hotel Investors, Inc. (REIT)	75,651	1,237,650

See Notes to Portfolio of Investments.

17

EQ ADVISORS TRUST

AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Tanger Factory Outlet Centers, Inc. (REIT)(x)	5,200	$118,976
Terreno Realty Corp. (REIT)	3,134	118,152
Tier REIT, Inc. (REIT)	2,788	67,191
UMH Properties, Inc. (REIT)	1,769	27,667
Universal Health Realty Income Trust (REIT)	741	55,138
Urban Edge Properties (REIT)	6,137	135,505
Urstadt Biddle Properties, Inc. (REIT), Class A	1,676	35,682
Washington Prime Group, Inc. (REIT)	10,309	75,256
Washington REIT (REIT)	4,462	136,760
Whitestone REIT (REIT)	2,145	29,773
Xenia Hotels & Resorts, Inc. (REIT)	6,280	148,836

		16,378,072

Real Estate Management & Development (0.2%)
Altisource Portfolio Solutions SA(x)*	583	18,790
Consolidated-Tomoka Land Co.	218	13,577
Cushman & Wakefield plc*	2,529	42,968
Essential Properties Realty Trust, Inc. (REIT)	1,936	27,472
Forestar Group, Inc.(x)*	556	11,787
FRP Holdings, Inc.*	401	24,902
Griffin Industrial Realty, Inc.	60	2,340
HFF, Inc., Class A	2,126	90,311
Kennedy-Wilson Holdings, Inc.	7,127	153,230
Marcus & Millichap, Inc.*	1,103	38,285
Maui Land & Pineapple Co., Inc.*	397	5,082
Newmark Group, Inc., Class A	1,322	14,793
RE/MAX Holdings, Inc., Class A	1,011	44,838
Redfin Corp.(x)*	4,411	82,486
RMR Group, Inc. (The), Class A	387	35,914
St Joe Co. (The)*	1,931	32,441
Stratus Properties, Inc.*	391	11,965
Tejon Ranch Co.*	1,174	25,488
Transcontinental Realty Investors, Inc.(x)*	124	3,954
Trinity Place Holdings, Inc.*	1,020	6,212

		686,835

Total Real Estate		17,064,907

Utilities (3.0%)
Electric Utilities (0.9%)
ALLETE, Inc.	2,886	216,479
El Paso Electric Co.	2,297	131,388
IDACORP, Inc.	15,835	1,571,307
MGE Energy, Inc.	1,939	123,805
Otter Tail Corp.	2,193	105,045
PNM Resources, Inc.	4,447	175,434
Portland General Electric Co.	5,023	229,099
Spark Energy, Inc., Class A(x)	628	5,181

		2,557,738

Gas Utilities (1.0%)
Chesapeake Utilities Corp.	895	75,091
New Jersey Resources Corp.	4,924	226,996
Northwest Natural Gas Co.	1,584	105,970
ONE Gas, Inc.	2,953	242,973
RGC Resources, Inc.(x)	392	10,470
South Jersey Industries, Inc.	4,796	169,155
Southwest Gas Holdings, Inc.	2,736	216,226
Spire, Inc.	29,522	2,171,344

		3,218,225

Independent Power and Renewable Electricity Producers (0.1%)
Atlantic Power Corp.(x)*	6,072	13,358
Clearway Energy, Inc., Class A	2,022	38,499
Clearway Energy, Inc., Class C	3,713	71,475
Ormat Technologies, Inc.	2,235	120,936
Pattern Energy Group, Inc., Class A	4,487	89,157
TerraForm Power, Inc., Class A	4,126	47,655

		381,080

Multi-Utilities (0.8%)
Avista Corp.	3,661	185,100
Black Hills Corp.	35,286	2,049,764
NorthWestern Corp.	2,844	166,829
Unitil Corp.	807	41,076

		2,442,769

Water Utilities (0.2%)
American States Water Co.	2,061	126,010
AquaVenture Holdings Ltd.*	563	10,173
Artesian Resources Corp., Class A	433	15,926
Cadiz, Inc.(x)*	1,274	14,205
California Water Service Group	2,720	116,688
Connecticut Water Service, Inc.	679	47,102
Consolidated Water Co. Ltd.	995	13,781
Global Water Resources, Inc.	477	5,051
Middlesex Water Co.	914	44,256
Pure Cycle Corp.*	984	11,365
SJW Group	972	59,438
York Water Co. (The)	700	21,280

		485,275

Total Utilities		9,085,087

Total Common Stocks (89.4%) (Cost $192,719,332)		267,405,143

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Corporate Bonds (0.4%)
Energy (0.3%)
Energy Equipment & Services (0.3%)
Unit Corp.
6.625%, 5/15/21	$1,057,000	1,058,374

Total Energy		1,058,374

Industrials (0.1%)
Machinery (0.1%)
Mueller Industries, Inc.
6.000%, 3/1/27	246,000	238,313

Total Industrials		238,313

Total Corporate Bonds		1,296,687

Total Long-Term Debt Securities (0.4%) (Cost $1,274,101)		1,296,687

	Number of Rights	Value (Note 1)
RIGHTS:
Consumer Staples (0.0%)
Food Products (0.0%)
Schuman, Inc., CVR*(r) (Cost $—)	1,566	2,349

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Company (6.2%)
JPMorgan Prime Money Market Fund, IM Shares	18,648,755	18,654,350

See Notes to Portfolio of Investments.

18

EQ ADVISORS TRUST

AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

	Principal Amount	Value (Note 1)
Repurchase Agreements (3.7%)
Citigroup Global Markets, Inc., 2.44%, dated 9/28/18, due 10/5/18, repurchase price $1,000,474, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 1.625%-2.250%, maturing 11/30/19-11/15/27; total market value $1,054,286.(xx)	$1,000,000	$1,000,000
Deutsche Bank Securities, Inc., 2.26%, dated 9/28/18, due 10/1/18, repurchase price $100,757, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 5/15/19-8/15/47; total market value $102,753.(xx)	100,738	100,738
ING Bank NV, 2.42%, dated 9/28/18, due 10/1/18, repurchase price $1,100,222, collateralized by various Common Stocks; total market value $1,222,370.(xx)	1,100,000	1,100,000
Natwest Markets Securities, Inc., 2.14%, dated 9/25/18, due 10/2/18, repurchase price $1,000,238, collateralized by various U.S. Government Treasury Securities, ranging from 1.375%-2.125%, maturing 10/31/20-11/15/26; total market value $1,020,364.(xx)	1,000,000	1,000,000
Natwest Markets Securities, Inc., 2.19%, dated 9/28/18, due 10/5/18, repurchase price $2,000,852, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-3.375%, maturing 2/15/19-5/15/44; total market value $2,040,373.(xx)	2,000,000	2,000,000
Natwest Markets Securities, Inc., 2.25%, dated 9/28/18, due 10/1/18, repurchase price $3,750,703, collateralized by various U.S. Government Treasury Securities, ranging from 1.375%-2.875%, maturing 5/31/19-11/15/26; total market value $3,825,719.(xx)	3,750,000	3,750,000
NBC Global Finance Ltd., 2.34%, dated 9/28/18, due 10/1/18, repurchase price $2,000,390, collateralized by various Common Stocks; total market value $2,225,310.(xx)	2,000,000	2,000,000

Total Repurchase Agreements		10,950,738

Total Short-Term Investments (9.9%) (Cost $29,603,660)		29,605,088

Total Investments in Securities (99.7%) (Cost $223,597,093)		298,309,267
Other Assets Less Liabilities (0.3%)		997,004

Net Assets (100%)		$299,306,271

See Notes to Portfolio of Investments.

19

EQ ADVISORS TRUST

AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

*	Non-income producing.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At September 30, 2018, the market value of these securities amounted to $5,388 or 0.0% of net assets.

(r)	Value determined using significant unobservable inputs.

(x)	All or a portion of security is on loan at September 30, 2018.

(xx)

At September 30, 2018, the Portfolio had loaned securities with a total value of $13,508,483. This was secured by cash collateral of $10,950,738 which was subsequently invested in joint repurchase agreements with a total value of $10,950,738, for which the Portfolio has a proportionate interest as reported in the Portfolio of Investments as Repurchase Agreements, and $2,868,122 collateralized by various U.S. Government Treasury Securities, ranging from 0.000% - 8.750%, maturing 10/4/18-11/15/47.

Glossary:

CVR — Contingent Value Right

USD — United States Dollar

See Notes to Portfolio of Investments.

20

EQ ADVISORS TRUST

AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

Investments in companies which were affiliates for nine months ended September 30, 2018, were as follows:

Security Description	Shares at September 30, 2018	Market Value December 31, 2017 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value September 30, 2018 ($)	Dividend/Interest Income ($)	Capital Gain Distributions ($)
PennyMac Financial Services, Inc., Class A	1,023	22,864	—	—	—	(1,483)	21,381	409	—
PennyMac Mortgage Investment Trust (REIT)	3,195	64,682	—	(14,712)	(1,809)	16,506	64,667	3,003	—

Total		87,546	—	(14,712)	(1,809)	15,023	86,048	3,412	—

Futures contracts outstanding as of September 30, 2018 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Russell 2000 E-Mini Index	324	12/2018	USD	27,552,960	(298,794)

					(298,794)

See Notes to Portfolio of Investments.

21

EQ ADVISORS TRUST

AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2018:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$4,038,286	$—	$—	$4,038,286
Consumer Discretionary	26,026,284	—	—	26,026,284
Consumer Staples	7,837,679	1,806,336	—	9,644,015
Energy	13,265,856	3,423,383	—	16,689,239
Financials	56,467,484	—	—	56,467,484
Health Care	23,820,474	—	—	23,820,474
Industrials	50,343,367	—	—	50,343,367
Information Technology	37,814,471	—	—	37,814,471
Materials	16,411,529	—	—	16,411,529
Real Estate	17,062,567	2,340	—	17,064,907
Utilities	9,085,087	—	—	9,085,087
Corporate Bonds
Energy	—	1,058,374	—	1,058,374
Industrials	—	238,313	—	238,313
Rights
Consumer Staples	—	—	2,349	2,349
Short-Term Investments
Investment Company	18,654,350	—	—	18,654,350
Repurchase Agreements	—	10,950,738	—	10,950,738

Total Assets	$280,827,434	$17,479,484	$2,349	$298,309,267

Liabilities:
Futures	$(298,794)	$—	$—	$(298,794)

Total Liabilities	$(298,794)	$—	$—	$(298,794)

Total	$280,528,640	$17,479,484	$2,349	$298,010,473

There were no transfers between Levels 1, 2 or 3 during the nine months ended September 30, 2018.

As of September 30, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$84,895,529
Aggregate gross unrealized depreciation	(10,791,331)

Net unrealized appreciation	$74,104,198

Federal income tax cost of investments in securities and derivative instruments, if applicable	$223,906,275

See Notes to Portfolio of Investments.

22

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AXA/GOLDMAN SACHS STRATEGIC ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
EXCHANGE TRADED FUNDS (ETF):
Equity (30.0%)
iShares Core S&P 500 ETF	71,784	$21,013,330
SPDR S&P 500 ETF Trust(x)	398,840	115,950,766
Vanguard S&P 500 ETF	78,649	21,003,215

Total Exchange Traded Funds (30.0%) (Cost $127,324,528)		157,967,311

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
U.S. Treasury Obligations (39.8%)
U.S. Treasury Notes
2.250%, 2/15/27	$223,310,000	210,199,269

Total Long-Term Debt Securities (39.8%) (Cost $212,933,720)		210,199,269

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Companies (26.1%)
Goldman Sachs Financial Square Funds - Government Fund‡	25,730,718	25,730,718
Goldman Sachs Financial Square Funds - Treasury Obligations Fund‡	25,205,601	25,205,601
Goldman Sachs Financial Square Funds - Treasury Solutions Fund‡	24,943,043	24,943,043
JPMorgan Prime Money Market Fund, IM Shares	61,970,190	61,988,781

Total Investment Companies		137,868,143

	Principal Amount	Value (Note 1)
Repurchase Agreement (0.1%)
Deutsche Bank Securities, Inc., 2.26%, dated 9/28/18, due 10/1/18, repurchase price $325,596, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 5/15/19-8/15/47; total market value $332,045.(xx)	$325,535	325,535

Total Short-Term Investments (26.2%) (Cost $138,187,333)		138,193,678

Total Investments in Securities (96.0%) (Cost $478,445,581)		506,360,258
Other Assets Less Liabilities (4.0%)		20,936,952

Net Assets (100%)		$527,297,210

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

AXA/GOLDMAN SACHS STRATEGIC ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

(x)	All or a portion of security is on loan at September 30, 2018.

(xx)

At September 30, 2018, the Portfolio had loaned securities with a total value of $318,920. This was secured by cash collateral of $325,535 which was subsequently invested in joint repurchase agreements with a total value of $325,535, for which the Portfolio has a proportionate interest as reported in the Portfolio of Investments as Repurchase Agreements.

Glossary:

EUR — European Currency Unit

GBP — British Pound

JPY — Japanese Yen

USD — United States Dollar

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

AXA/GOLDMAN SACHS STRATEGIC ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

Investments in companies which were affiliates for nine months ended September 30, 2018, were as follows:

Security Description	Shares at September 30, 2018	Market Value December 31, 2017 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value September 30, 2018 ($)	Dividend/Interest Income ($)	Capital Gain Distributions ($)
Goldman Sachs Financial Square Funds - Government Fund	25,730,718	21,877,467	3,853,251	—	—	—	25,730,718	280,158	—
Goldman Sachs Financial Square Funds - Treasury Obligations Fund	25,205,601	21,430,988	3,774,613	—	—	—	25,205,601	271,913	—
Goldman Sachs Financial Square Funds - Treasury Solutions Fund	24,943,043	21,207,748	3,735,295	—	—	—	24,943,043	266,737	—

Total		64,516,203	11,363,159	—	—	—	75,879,362	818,808	—

Futures contracts outstanding as of September 30, 2018 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
EURO STOXX 50 Index	985	12/2018	EUR	38,734,892	596,735
FTSE 100 Index	271	12/2018	GBP	26,443,920	784,983
Russell 2000 E-Mini Index	311	12/2018	USD	26,447,440	(421,342)
S&P Midcap 400 E-Mini Index	196	12/2018	USD	39,693,919	(555,578)
TOPIX Index	170	12/2018	JPY	27,193,716	2,048,433

					2,453,231

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

AXA/GOLDMAN SACHS STRATEGIC ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2018:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds	$157,967,311	$—	$—	$157,967,311
Futures	3,430,151	—	—	3,430,151
Short-Term Investments
Investment Companies	137,868,143	—	—	137,868,143
Repurchase Agreement	—	325,535	—	325,535
U.S. Treasury Obligations	—	210,199,269	—	210,199,269

Total Assets	$299,265,605	$210,524,804	$—	$509,790,409

Liabilities:
Futures	$(976,920)	$—	$—	$(976,920)

Total Liabilities	$(976,920)	$—	$—	$(976,920)

Total	$298,288,685	$210,524,804	$—	$508,813,489

There were no transfers between Levels 1, 2 or 3 during the nine months ended September 30, 2018.

As of September 30, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$33,893,250
Aggregate gross unrealized depreciation	(3,721,842)

Net unrealized appreciation	$30,171,408

Federal income tax cost of investments in securities and derivative instruments, if applicable	$478,642,081

See Notes to Portfolio of Investments.

4

EQ ADVISORS TRUST

AXA/INVESCO STRATEGIC ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (2.6%)
Diversified Telecommunication Services (0.6%)
AT&T, Inc.	21,769	$731,003
CenturyLink, Inc.	2,838	60,166
Verizon Communications, Inc.	12,329	658,245

		1,449,414

Entertainment (0.4%)
Activision Blizzard, Inc.	2,259	187,926
Electronic Arts, Inc.*	913	110,007
Take-Two Interactive Software, Inc.*	339	46,779
Twenty-First Century Fox, Inc., Class A	3,136	145,291
Twenty-First Century Fox, Inc., Class B	1,296	59,383
Viacom, Inc., Class B	1,162	39,229
Walt Disney Co. (The)	4,460	521,552

		1,110,167

Interactive Media & Services (1.2%)
Alphabet, Inc., Class A*	894	1,079,130
Alphabet, Inc., Class C*	905	1,080,090
Facebook, Inc., Class A*	7,173	1,179,672
Twitter, Inc.*	1,944	55,326

		3,394,218

Media (0.4%)
CBS Corp. (Non-Voting), Class B	1,079	61,989
Charter Communications, Inc., Class A*	550	179,234
Comcast Corp., Class A	14,982	530,514
Discovery, Inc., Class A*	501	16,032
Discovery, Inc., Class C*	1,083	32,035
DISH Network Corp., Class A*	598	21,384
Interpublic Group of Cos., Inc. (The)	1,220	27,901
News Corp., Class A	1,359	17,925
News Corp., Class B	447	6,079
Omnicom Group, Inc.	724	49,246

		942,339

Total Communication Services		6,896,138

Consumer Discretionary (3.1%)
Auto Components (0.0%)
Aptiv plc	814	68,294
BorgWarner, Inc.	626	26,780
Goodyear Tire & Rubber Co. (The)	586	13,707

		108,781

Automobiles (0.1%)
Ford Motor Co.	11,982	110,834
General Motors Co.	3,740	125,926
Harley-Davidson, Inc.	494	22,378

		259,138

Distributors (0.0%)
Genuine Parts Co.	461	45,823
LKQ Corp.*	858	27,173

		72,996

Diversified Consumer Services (0.0%)
H&R Block, Inc.	593	15,270

Hotels, Restaurants & Leisure (0.5%)
Carnival Corp.	1,212	77,289
Chipotle Mexican Grill, Inc.*	77	34,998
Darden Restaurants, Inc.	377	41,919
Hilton Worldwide Holdings, Inc.	866	69,955
Marriott International, Inc., Class A	874	115,394
McDonald’s Corp.	2,362	395,140
MGM Resorts International	1,445	40,330
Norwegian Cruise Line Holdings Ltd.*	593	34,056
Royal Caribbean Cruises Ltd.	533	69,258
Starbucks Corp.	4,129	234,692
Wynn Resorts Ltd.	267	33,925
Yum! Brands, Inc.	980	89,092

		1,236,048

Household Durables (0.1%)
DR Horton, Inc.	1,010	42,601
Garmin Ltd.	341	23,887
Leggett & Platt, Inc.	463	20,275
Lennar Corp., Class A	779	36,371
Mohawk Industries, Inc.*	191	33,492
Newell Brands, Inc.	1,526	30,978
PulteGroup, Inc.	714	17,686
Whirlpool Corp.	185	21,969

		227,259

Internet & Direct Marketing Retail (1.4%)
Amazon.com, Inc.*	1,245	2,493,735
Booking Holdings, Inc.*	144	285,696
eBay, Inc.*	2,798	92,390
Expedia Group, Inc.	387	50,496
Netflix, Inc.*	1,298	485,621
TripAdvisor, Inc.*	364	18,589

		3,426,527

Leisure Products (0.0%)
Hasbro, Inc.	363	38,159
Mattel, Inc.*	1,212	19,028

		57,187

Multiline Retail (0.1%)
Dollar General Corp.	778	85,035
Dollar Tree, Inc.*	742	60,510
Kohl’s Corp.	489	36,455
Macy’s, Inc.	945	32,820
Nordstrom, Inc.	388	23,206
Target Corp.	1,635	144,224

		382,250

Specialty Retail (0.7%)
Advance Auto Parts, Inc.	203	34,171
AutoZone, Inc.*	82	63,607
Best Buy Co., Inc.	751	59,599
CarMax, Inc.*	548	40,919
Foot Locker, Inc.	400	20,392
Gap, Inc. (The)	669	19,301
Home Depot, Inc. (The)	3,443	713,217
L Brands, Inc.	760	23,028
Lowe’s Cos., Inc.	2,467	283,261
O’Reilly Automotive, Inc.*	246	85,441
Ross Stores, Inc.	1,131	112,082
Tiffany & Co.	313	40,368
TJX Cos., Inc. (The)	1,898	212,614
Tractor Supply Co.	364	33,080
Ulta Beauty, Inc.*	172	48,525

		1,789,605

Textiles, Apparel & Luxury Goods (0.2%)
Hanesbrands, Inc.	937	17,269
Michael Kors Holdings Ltd.*	417	28,590
NIKE, Inc., Class B	3,830	324,479
PVH Corp.	238	34,367
Ralph Lauren Corp.	166	22,833
Tapestry, Inc.	894	44,941
Under Armour, Inc., Class A*	627	13,305
Under Armour, Inc., Class C*	668	12,999
VF Corp.	941	87,936

		586,719

Total Consumer Discretionary		8,161,780

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

AXA/INVESCO STRATEGIC ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Consumer Staples (1.9%)
Beverages (0.5%)
Brown-Forman Corp., Class B	830	$41,957
Coca-Cola Co. (The)	11,406	526,842
Constellation Brands, Inc., Class A .	487	105,007
Molson Coors Brewing Co., Class B	593	36,470
Monster Beverage Corp.*	1,193	69,528
PepsiCo, Inc.	4,202	469,784

		1,249,588

Food & Staples Retailing (0.4%)
Costco Wholesale Corp.	1,298	304,874
Kroger Co. (The)	2,395	69,718
Sysco Corp.	1,407	103,063
Walgreens Boots Alliance, Inc.	2,534	184,729
Walmart, Inc.	4,292	403,062

		1,065,446

Food Products (0.3%)
Archer-Daniels-Midland Co.	1,642	82,543
Campbell Soup Co.	499	18,278
Conagra Brands, Inc.	1,171	39,779
General Mills, Inc.	1,703	73,093
Hershey Co. (The)	438	44,676
Hormel Foods Corp.	751	29,589
JM Smucker Co. (The)	312	32,014
Kellogg Co.	777	54,406
Kraft Heinz Co. (The)	1,732	95,451
McCormick & Co., Inc. (Non-Voting)	351	46,244
Mondelez International, Inc., Class A	4,447	191,043
Tyson Foods, Inc., Class A	937	55,780

		762,896

Household Products (0.4%)
Church & Dwight Co., Inc.	766	45,477
Clorox Co. (The)	412	61,969
Colgate-Palmolive Co.	2,651	177,484
Kimberly-Clark Corp.	1,044	118,640
Procter & Gamble Co. (The)	7,475	622,145

		1,025,715

Personal Products (0.0%)
Coty, Inc., Class A	1,478	18,564
Estee Lauder Cos., Inc. (The), Class A	686	99,689

		118,253

Tobacco (0.3%)
Altria Group, Inc.	5,624	339,183
Philip Morris International, Inc.	4,663	380,221

		719,404

Total Consumer Staples		4,941,302

Energy (1.7%)
Energy Equipment & Services (0.2%)
Baker Hughes a GE Co.	1,243	42,051
Halliburton Co.	2,639	106,959
Helmerich & Payne, Inc.	320	22,006
National Oilwell Varco, Inc.	1,103	47,517
Schlumberger Ltd.	4,162	253,549
TechnipFMC plc	1,366	42,688

		514,770

Oil, Gas & Consumable Fuels (1.5%)
Anadarko Petroleum Corp.	1,515	102,126
Andeavor	420	64,470
Apache Corp.	1,189	56,680
Cabot Oil & Gas Corp.	1,479	33,307
Chevron Corp.	5,674	693,817
Cimarex Energy Co.	277	25,744
Concho Resources, Inc.*	444	67,821
ConocoPhillips	3,505	271,287
Devon Energy Corp.	1,567	62,586
EOG Resources, Inc.	1,739	221,844
EQT Corp.	748	33,084
Exxon Mobil Corp.	12,623	1,073,206
Hess Corp.	826	59,125
HollyFrontier Corp.	508	35,509
Kinder Morgan, Inc.	5,835	103,455
Marathon Oil Corp.	2,646	61,599
Marathon Petroleum Corp.	1,391	111,238
Newfield Exploration Co.*	692	19,950
Noble Energy, Inc.	1,387	43,261
Occidental Petroleum Corp.	2,318	190,470
ONEOK, Inc.	1,273	86,297
Phillips 66	1,255	141,464
Pioneer Natural Resources Co.	490	85,353
Valero Energy Corp.	1,294	147,193
Williams Cos., Inc. (The)	2,529	68,764

		3,859,650

Total Energy		4,374,420

Financials (3.7%)
Banks (1.6%)
Bank of America Corp.	28,117	828,327
BB&T Corp.	2,315	112,370
Citigroup, Inc.	7,583	544,004
Citizens Financial Group, Inc.	1,418	54,692
Comerica, Inc.	539	48,618
Fifth Third Bancorp	2,154	60,140
Huntington Bancshares, Inc.	3,283	48,982
JPMorgan Chase & Co.	10,188	1,149,613
KeyCorp	3,186	63,370
M&T Bank Corp.	454	74,701
People’s United Financial, Inc.	1,149	19,671
PNC Financial Services Group, Inc. (The)	1,385	188,623
Regions Financial Corp.	3,172	58,206
SunTrust Banks, Inc.	1,346	89,899
SVB Financial Group*	165	51,287
US Bancorp	4,723	249,422
Wells Fargo & Co.	13,103	688,694
Zions Bancorp	531	26,630

		4,357,249

Capital Markets (0.8%)
Affiliated Managers Group, Inc.	141	19,278
Ameriprise Financial, Inc.	443	65,413
Bank of New York Mellon Corp. (The)	3,015	153,735
BlackRock, Inc.	369	173,921
Cboe Global Markets, Inc.	346	33,202
Charles Schwab Corp. (The)	3,580	175,957
CME Group, Inc.	1,000	170,210
E*TRADE Financial Corp.*	806	42,226
Franklin Resources, Inc.	878	26,700
Goldman Sachs Group, Inc. (The)	1,038	232,761
Intercontinental Exchange, Inc.	1,717	128,586
Jefferies Financial Services, Inc.	919	20,181
Moody’s Corp.	484	80,925
Morgan Stanley	3,999	186,233
MSCI, Inc.	251	44,530
Nasdaq, Inc.	387	33,205
Northern Trust Corp.	611	62,401
Raymond James Financial, Inc.	389	35,807
S&P Global, Inc.	744	145,370
State Street Corp.	1,128	94,504
T. Rowe Price Group, Inc.	725	79,156

		2,004,301

Consumer Finance (0.2%)
American Express Co.	2,124	226,185
Capital One Financial Corp.	1,426	135,370
Discover Financial Services	1,089	83,254

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

AXA/INVESCO STRATEGIC ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Synchrony Financial	2,070	$64,336

		509,145

Diversified Financial Services (0.5%)
Berkshire Hathaway, Inc., Class B*	5,727	1,226,208

Insurance (0.6%)
Aflac, Inc.	2,276	107,131
Allstate Corp. (The)	1,060	104,622
American International Group, Inc.	2,694	143,429
Aon plc	749	115,181
Arthur J Gallagher & Co.	522	38,858
Assurant, Inc.	133	14,357
Brighthouse Financial, Inc.*	334	14,776
Chubb Ltd.	1,404	187,630
Cincinnati Financial Corp.	408	31,338
Everest Re Group Ltd.	121	27,645
Hartford Financial Services Group, Inc. (The)	1,076	53,757
Lincoln National Corp.	660	44,656
Loews Corp.	713	35,814
Marsh & McLennan Cos., Inc.	1,490	123,253
MetLife, Inc.	3,030	141,562
Principal Financial Group, Inc.	780	45,700
Progressive Corp. (The)	1,768	125,599
Prudential Financial, Inc.	1,250	126,650
Torchmark Corp.	337	29,215
Travelers Cos., Inc. (The)	793	102,860
Unum Group	732	28,599
Willis Towers Watson plc	403	56,799

		1,699,431

Total Financials		9,796,334

Health Care (4.2%)
Biotechnology (0.7%)
AbbVie, Inc.	4,534	428,827
Alexion Pharmaceuticals, Inc.*	686	95,361
Amgen, Inc.	1,972	408,776
Biogen, Inc.*	624	220,465
Celgene Corp.*	2,115	189,271
Gilead Sciences, Inc.	3,895	300,733
Incyte Corp.*	492	33,987
Regeneron Pharmaceuticals, Inc.*	226	91,313
Vertex Pharmaceuticals, Inc.*	764	147,253

		1,915,986

Health Care Equipment & Supplies (0.9%)
Abbott Laboratories	5,274	386,901
ABIOMED, Inc.*	120	53,970
Align Technology, Inc.*	221	86,460
Baxter International, Inc.	1,501	115,712
Becton Dickinson and Co.	804	209,844
Boston Scientific Corp.*	4,150	159,775
Cooper Cos., Inc. (The)	144	39,910
Danaher Corp.	1,826	198,413
Dentsply Sirona, Inc.	615	23,210
Edwards Lifesciences Corp.*	615	107,072
Hologic, Inc.*	849	34,792
IDEXX Laboratories, Inc.*	247	61,666
Intuitive Surgical, Inc.*	338	194,012
Medtronic plc	4,025	395,938
ResMed, Inc.	457	52,710
Stryker Corp.	967	171,817
Varian Medical Systems, Inc.*	299	33,467
Zimmer Biomet Holdings, Inc.	612	80,460

		2,406,129

Health Care Providers & Services (1.0%)
Aetna, Inc.	974	197,576
AmerisourceBergen Corp.	476	43,897
Anthem, Inc.	749	205,263
Cardinal Health, Inc.	978	52,812
Centene Corp.*	594	85,999
Cigna Corp.	729	151,814
CVS Health Corp.	3,042	239,466
DaVita, Inc.*	397	28,437
Envision Healthcare Corp.*	316	14,451
Express Scripts Holding Co.*	1,655	157,242
HCA Healthcare, Inc.	862	119,921
Henry Schein, Inc.*	460	39,114
Humana, Inc.	406	137,439
Laboratory Corp. of America Holdings*	308	53,493
McKesson Corp.	607	80,519
Quest Diagnostics, Inc.	379	40,898
UnitedHealth Group, Inc.	2,865	762,205
Universal Health Services, Inc., Class B	249	31,832
WellCare Health Plans, Inc.*	147	47,112

		2,489,490

Health Care Technology (0.0%)
Cerner Corp.*	886	57,067

Life Sciences Tools & Services (0.3%)
Agilent Technologies, Inc.	1,008	71,104
Illumina, Inc.*	439	161,139
IQVIA Holdings, Inc.*	480	62,275
Mettler-Toledo International, Inc.*	72	43,847
PerkinElmer, Inc.	375	36,476
Thermo Fisher Scientific, Inc.	1,212	295,825
Waters Corp.*	248	48,281

		718,947

Pharmaceuticals (1.3%)
Allergan plc	999	190,290
Bristol-Myers Squibb Co.	4,933	306,241
Eli Lilly & Co.	2,873	308,302
Johnson & Johnson	7,987	1,103,563
Merck & Co., Inc.	8,073	572,699
Mylan NV*	1,523	55,742
Nektar Therapeutics*	439	26,761
Perrigo Co. plc	366	25,913
Pfizer, Inc.	17,479	770,299
Zoetis, Inc.	1,445	132,304

		3,492,114

Total Health Care		11,079,733

Industrials (2.7%)
Aerospace & Defense (0.8%)
Arconic, Inc.	1,214	26,720
Boeing Co. (The)	1,626	604,710
General Dynamics Corp.	813	166,437
Harris Corp.	338	57,193
Huntington Ingalls Industries, Inc.	128	32,778
L3 Technologies, Inc.	252	53,580
Lockheed Martin Corp.	746	258,086
Northrop Grumman Corp.	522	165,667
Raytheon Co.	865	178,761
Rockwell Collins, Inc.	515	72,342
Textron, Inc.	743	53,102
TransDigm Group, Inc.*	140	52,122
United Technologies Corp.	2,225	311,078

		2,032,576

Air Freight & Logistics (0.2%)
CH Robinson Worldwide, Inc.	413	40,441
Expeditors International of Washington, Inc.	485	35,662
FedEx Corp.	733	176,499
United Parcel Service, Inc., Class B	2,039	238,053

		490,655

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

AXA/INVESCO STRATEGIC ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Airlines (0.1%)
Alaska Air Group, Inc.	336	$23,137
American Airlines Group, Inc.	1,282	52,985
Delta Air Lines, Inc.	1,969	113,868
Southwest Airlines Co.	1,587	99,108
United Continental Holdings, Inc.*	688	61,273

		350,371

Building Products (0.1%)
Allegion plc	272	24,635
AO Smith Corp.	466	24,870
Fortune Brands Home & Security, Inc.	384	20,106
Johnson Controls International plc	2,819	98,666
Masco Corp.	908	33,233

		201,510

Commercial Services & Supplies (0.1%)
Cintas Corp.	255	50,442
Copart, Inc.*	601	30,970
Republic Services, Inc.	709	51,516
Stericycle, Inc.*	211	12,381
Waste Management, Inc.	1,187	107,257

		252,566

Construction & Engineering (0.0%)
Fluor Corp.	427	24,808
Jacobs Engineering Group, Inc.	322	24,633
Quanta Services, Inc.*	412	13,753

		63,194

Electrical Equipment (0.1%)
AMETEK, Inc.	679	53,722
Eaton Corp. plc	1,284	111,361
Emerson Electric Co.	1,913	146,498
Rockwell Automation, Inc.	371	69,570

		381,151

Industrial Conglomerates (0.4%)
3M Co.	1,766	372,114
General Electric Co.	25,683	289,961
Honeywell International, Inc.	2,250	374,400
Roper Technologies, Inc.	303	89,752

		1,126,227

Machinery (0.4%)
Caterpillar, Inc.	1,803	274,940
Cummins, Inc.	478	69,821
Deere & Co.	947	142,363
Dover Corp.	478	42,317
Flowserve Corp.	344	18,813
Fortive Corp.	903	76,033
Illinois Tool Works, Inc.	899	126,867
Ingersoll-Rand plc	776	79,385
PACCAR, Inc.	1,031	70,304
Parker-Hannifin Corp.	400	73,572
Pentair plc	495	21,458
Snap-on, Inc.	171	31,396
Stanley Black & Decker, Inc.	471	68,973
Xylem, Inc.	522	41,692

		1,137,934

Professional Services (0.1%)
Equifax, Inc.	384	50,139
IHS Markit Ltd.*	1,060	57,197
Nielsen Holdings plc	894	24,728
Robert Half International, Inc.	318	22,381
Verisk Analytics, Inc.*	442	53,283

		207,728

Road & Rail (0.3%)
CSX Corp.	2,575	190,679
JB Hunt Transport Services, Inc.	229	27,237
Kansas City Southern	327	37,043
Norfolk Southern Corp.	858	154,869
Union Pacific Corp.	2,291	373,043

		782,871

Trading Companies & Distributors (0.1%)
Fastenal Co.	868	50,361
United Rentals, Inc.*	233	38,119
WW Grainger, Inc.	163	58,258
		146,738

Total Industrials		7,173,521

Information Technology (6.0%)
Communications Equipment (0.3%)
Arista Networks, Inc.*	146	38,816
Cisco Systems, Inc.	14,044	683,240
F5 Networks, Inc.*	197	39,286
Juniper Networks, Inc.	998	29,910
Motorola Solutions, Inc.	471	61,296

		852,548

Electronic Equipment, Instruments & Components (0.1%)
Amphenol Corp., Class A	870	81,797
Corning, Inc.	2,479	87,509
FLIR Systems, Inc.	404	24,834
IPG Photonics Corp.*	124	19,353
TE Connectivity Ltd.	1,070	94,085

		307,578

IT Services (1.3%)
Accenture plc, Class A	1,908	324,742
Akamai Technologies, Inc.*	464	33,942
Alliance Data Systems Corp.	145	34,243
Automatic Data Processing, Inc.	1,299	195,707
Broadridge Financial Solutions, Inc.	359	47,370
Cognizant Technology Solutions Corp., Class A	1,732	133,624
DXC Technology Co.	835	78,089
Fidelity National Information Services, Inc.	965	105,253
Fiserv, Inc.*	1,201	98,938
FleetCor Technologies, Inc.*	257	58,555
Gartner, Inc.*	253	40,101
Global Payments, Inc.	495	63,063
International Business Machines Corp.	2,545	384,829
Mastercard, Inc., Class A	2,727	607,057
Paychex, Inc.	999	73,576
PayPal Holdings, Inc.*	3,327	292,244
Total System Services, Inc.	486	47,988
VeriSign, Inc.*	295	47,235
Visa, Inc., Class A	5,305	796,227
Western Union Co. (The)	1,378	26,265

		3,489,048

Semiconductors & Semiconductor Equipment (1.1%)
Advanced Micro Devices, Inc.*	2,558	79,017
Analog Devices, Inc.	1,076	99,487
Applied Materials, Inc.	3,024	116,878
Broadcom, Inc.	1,211	298,790
Intel Corp.	13,849	654,918
KLA-Tencor Corp.	466	47,397
Lam Research Corp.	481	72,968
Microchip Technology, Inc.	672	53,028
Micron Technology, Inc.*	3,407	154,099
NVIDIA Corp.	1,805	507,241
Qorvo, Inc.*	342	26,296
QUALCOMM, Inc.	4,462	321,398
Skyworks Solutions, Inc.	557	50,525
Texas Instruments, Inc.	2,908	311,999
Xilinx, Inc.	722	57,883

		2,851,924

Software (1.8%)
Adobe Systems, Inc.*	1,461	394,397

See Notes to Portfolio of Investments.

4

EQ ADVISORS TRUST

AXA/INVESCO STRATEGIC ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
ANSYS, Inc.*	235	$43,870
Autodesk, Inc.*	671	104,750
CA, Inc.	949	41,898
Cadence Design Systems, Inc.*	777	35,214
Citrix Systems, Inc.*	393	43,686
Intuit, Inc.	737	167,594
Microsoft Corp.	23,355	2,671,110
Oracle Corp.	8,946	461,255
Red Hat, Inc.*	509	69,367
salesforce.com, Inc.*	2,121	337,303
Symantec Corp.	1,967	41,858
Synopsys, Inc.*	475	46,840

		4,459,142

Technology Hardware, Storage & Peripherals (1.4%)
Apple, Inc.	13,831	3,122,210
Hewlett Packard Enterprise Co.	4,656	75,939
HP, Inc.	4,850	124,985
NetApp, Inc.	797	68,454
Seagate Technology plc	833	39,443
Western Digital Corp.	895	52,393
Xerox Corp.	572	15,433

		3,498,857

Total Information Technology		15,459,097

Materials (0.7%)
Chemicals (0.5%)
Air Products & Chemicals, Inc.	668	111,589
Albemarle Corp.	365	36,420
CF Industries Holdings, Inc.	651	35,440
DowDuPont, Inc.	6,876	442,195
Eastman Chemical Co.	420	40,202
Ecolab, Inc.	787	123,386
FMC Corp.	388	33,826
International Flavors & Fragrances, Inc.	223	31,024
LyondellBasell Industries NV, Class A	964	98,820
Mosaic Co. (The)	992	32,220
PPG Industries, Inc.	745	81,302
Praxair, Inc.	850	136,620
Sherwin-Williams Co. (The)	253	115,168

		1,318,212

Construction Materials (0.0%)
Martin Marietta Materials, Inc.	184	33,479
Vulcan Materials Co.	374	41,589

		75,068

Containers & Packaging (0.1%)
Avery Dennison Corp.	276	29,905
Ball Corp.	1,135	49,929
International Paper Co.	1,199	58,930
Packaging Corp. of America	308	33,785
Sealed Air Corp.	490	19,674
WestRock Co.	735	39,278

		231,501

Metals & Mining (0.1%)
Freeport-McMoRan, Inc.	3,983	55,443
Newmont Mining Corp.	1,659	50,102
Nucor Corp.	991	62,879

		168,424

Total Materials		1,793,205

Real Estate (0.7%)
Equity Real Estate Investment Trusts (REITs) (0.7%)
Alexandria Real Estate Equities, Inc. (REIT)	328	41,259
American Tower Corp. (REIT)	1,339	194,558
Apartment Investment & Management Co. (REIT), Class A	494	21,800
AvalonBay Communities, Inc. (REIT)	403	73,003
Boston Properties, Inc. (REIT)	442	54,406
Crown Castle International Corp. (REIT)	1,254	139,609
Digital Realty Trust, Inc. (REIT)	605	68,050
Duke Realty Corp. (REIT)	954	27,065
Equinix, Inc. (REIT)	235	101,729
Equity Residential (REIT)	1,076	71,296
Essex Property Trust, Inc. (REIT)	203	50,082
Extra Space Storage, Inc. (REIT)	346	29,977
Federal Realty Investment Trust (REIT)	220	27,823
HCP, Inc. (REIT)	1,329	34,979
Host Hotels & Resorts, Inc. (REIT)	2,290	48,319
Iron Mountain, Inc. (REIT)	777	26,822
Kimco Realty Corp. (REIT)	1,237	20,707
Macerich Co. (The) (REIT)	359	19,849
Mid-America Apartment Communities, Inc. (REIT)	348	34,863
Prologis, Inc. (REIT)	1,580	107,108
Public Storage (REIT)	451	90,935
Realty Income Corp. (REIT)	878	49,949
Regency Centers Corp. (REIT)	447	28,907
SBA Communications Corp. (REIT)*	337	54,132
Simon Property Group, Inc. (REIT)	927	163,848
SL Green Realty Corp. (REIT)	272	26,528
UDR, Inc. (REIT)	739	29,878
Ventas, Inc. (REIT)	1,062	57,752
Vornado Realty Trust (REIT)	557	40,661
Welltower, Inc. (REIT)	1,083	69,659
Weyerhaeuser Co. (REIT)	2,246	72,478

		1,878,031

Real Estate Management & Development (0.0%)
CBRE Group, Inc., Class A*	861	37,970

Total Real Estate		1,916,001

Utilities (0.8%)
Electric Utilities (0.5%)
Alliant Energy Corp.	636	27,075
American Electric Power Co., Inc.	1,462	103,627
Duke Energy Corp.	2,051	164,121
Edison International	947	64,093
Entergy Corp.	507	41,133
Evergy, Inc.	860	47,231
Eversource Energy	925	56,832
Exelon Corp.	2,913	127,182
FirstEnergy Corp.	1,328	49,362
NextEra Energy, Inc.	1,392	233,298
PG&E Corp.*	1,549	71,269
Pinnacle West Capital Corp.	337	26,684
PPL Corp.	2,123	62,119
Southern Co. (The)	3,067	133,721
Xcel Energy, Inc.	1,485	70,107

		1,277,854

Independent Power and Renewable Electricity Producers (0.0%)
AES Corp.	2,146	30,044
NRG Energy, Inc.	896	33,510

		63,554

Multi-Utilities (0.3%)
Ameren Corp.	675	42,674
CenterPoint Energy, Inc.	1,248	34,507
CMS Energy Corp.	861	42,189
Consolidated Edison, Inc.	965	73,523
Dominion Energy, Inc.	1,992	139,998
DTE Energy Co.	521	56,857
NiSource, Inc.	1,038	25,867

See Notes to Portfolio of Investments.

5

EQ ADVISORS TRUST

AXA/INVESCO STRATEGIC ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Public Service Enterprise Group, Inc.	1,571	$82,933
SCANA Corp.	343	13,339
Sempra Energy	770	87,588
WEC Energy Group, Inc.	945	63,088

		662,563

Water Utilities (0.0%)
American Water Works Co., Inc.	552	48,559

Total Utilities		2,052,530

Total Common Stocks (28.1%) (Cost $54,475,849)		73,644,061

EXCHANGE TRADED FUNDS (ETF):
Equity (0.3%)
iShares Core S&P 500 ETF	2,359	690,551
iShares Core S&P Mid-Cap ETF	53	10,668
iShares MSCI EAFE ETF	909	61,803
iShares Russell 2000 ETF	415	69,948

Total Exchange Traded Funds (0.3%) (Cost $825,146)		832,970

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
U.S. Treasury Obligations (49.8%)
U.S. Treasury Notes
3.375%, 11/15/19	$5,824,300	5,867,300
1.000%, 11/30/19	7,751,200	7,600,808
1.375%, 2/29/20	2,946,200	2,890,406
1.375%, 4/30/20	6,565,500	6,423,726
2.625%, 7/31/20	8,750,000	8,721,698
1.375%, 9/30/20	6,287,300	6,111,354
1.750%, 11/15/20	2,180,800	2,132,158
3.625%, 2/15/21	1,317,500	1,340,258
2.375%, 3/15/21	3,370,700	3,332,569
1.375%, 4/30/21	5,893,200	5,676,441
1.125%, 7/31/21	6,640,300	6,325,508
2.000%, 10/31/21	4,144,200	4,036,030
1.875%, 1/31/22	1,640,700	1,587,031
1.750%, 2/28/22	2,336,500	2,249,210
1.875%, 3/31/22	4,965,000	4,794,716
1.875%, 4/30/22	1,375,800	1,327,335
1.750%, 5/31/22	1,596,800	1,532,304
1.875%, 8/31/22	2,100,000	2,018,576
1.875%, 10/31/22	3,464,500	3,324,107
2.000%, 10/31/22	2,877,000	2,774,215
2.000%, 2/15/23	2,032,300	1,954,120
2.500%, 3/31/23	2,579,300	2,531,402
1.625%, 4/30/23	1,331,400	1,256,602
1.750%, 5/15/23	583,400	553,369
1.625%, 5/31/23	1,025,000	966,399
1.375%, 6/30/23	5,623,000	5,234,354
2.125%, 11/30/23	3,131,000	3,006,616
2.250%, 1/31/24	2,400,000	2,315,644
2.125%, 3/31/24	1,705,500	1,632,763
2.500%, 5/15/24	437,000	426,225
2.125%, 7/31/24	1,790,300	1,708,422
2.375%, 8/15/24	2,085,900	2,017,212
2.250%, 11/15/24	3,715,200	3,560,845
2.500%, 1/31/25	160,000	155,415
2.000%, 2/15/25	3,564,900	3,357,857
2.625%, 3/31/25	425,800	416,273
2.125%, 5/15/25	3,560,000	3,371,264
2.875%, 7/31/25	206,700	204,935
2.000%, 8/15/25	961,400	901,005
2.250%, 11/15/25	1,036,900	985,687
1.625%, 2/15/26	2,392,900	2,171,800
1.625%, 5/15/26	1,044,700	945,151
1.500%, 8/15/26	1,070,400	955,792
2.000%, 11/15/26	1,497,300	1,385,377
2.250%, 2/15/27	380,500	358,161
2.375%, 5/15/27	1,664,500	1,580,274
2.250%, 8/15/27	1,803,100	1,690,758
2.750%, 2/15/28	1,706,200	1,663,572
2.875%, 5/15/28	2,300,000	2,265,123
2.875%, 8/15/28	725,000	713,898

Total U.S. Treasury Obligations		130,352,065

Total Long-Term Debt Securities (49.8%) (Cost $133,234,317)		130,352,065

See Notes to Portfolio of Investments.

6

EQ ADVISORS TRUST

AXA/INVESCO STRATEGIC ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENT:
Investment Company (17.4%)
JPMorgan Prime Money Market Fund, IM Shares	45,453,180	$45,466,816

Total Short-Term Investment (17.4%) (Cost $45,460,148)		45,466,816

Total Investments in Securities (95.6%) (Cost $233,995,460)		250,295,912
Other Assets Less Liabilities (4.4%)		11,542,026

Net Assets (100%)		$261,837,938

*	Non-income producing.

Glossary:

USD — United States Dollar

Futures contracts outstanding as of September 30, 2018 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
MSCI EAFE E-Mini Index	445	12/2018	USD	43,954,875	701,676
Russell 2000 E-Mini Index	79	12/2018	USD	6,718,160	(75,610)
S&P Midcap 400 E-Mini Index	27	12/2018	USD	5,468,040	(55,284)

					570,782

See Notes to Portfolio of Investments.

7

EQ ADVISORS TRUST

AXA/INVESCO STRATEGIC ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2018:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$6,896,138	$—	$—	$6,896,138
Consumer Discretionary	8,161,780	—	—	8,161,780
Consumer Staples	4,941,302	—	—	4,941,302
Energy	4,374,420	—	—	4,374,420
Financials	9,796,334	—	—	9,796,334
Health Care	11,079,733	—	—	11,079,733
Industrials	7,173,521	—	—	7,173,521
Information Technology	15,459,097	—	—	15,459,097
Materials	1,793,205	—	—	1,793,205
Real Estate	1,916,001	—	—	1,916,001
Utilities	2,052,530	—	—	2,052,530
Exchange Traded Funds	832,970	—	—	832,970
Futures	701,676	—	—	701,676
Short-Term Investment
Investment Company	45,466,816	—	—	45,466,816
U.S. Treasury Obligations	—	130,352,065	—	130,352,065

Total Assets	$120,645,523	$130,352,065	$—	$250,997,588

Liabilities:
Futures	$(130,894)	$—	$—	$(130,894)

Total Liabilities	$(130,894)	$—	$—	$(130,894)

Total	$120,514,629	$130,352,065	$—	$250,866,694

There were no transfers between Levels 1, 2 or 3 during the nine months ended September 30, 2018.

As of September 30, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$20,735,307
Aggregate gross unrealized depreciation	(4,688,306)

Net unrealized appreciation	$16,047,001

Federal income tax cost of investments in securities and derivative instruments, if applicable	$234,819,693

See Notes to Portfolio of Investments.

8

EQ ADVISORS TRUST

AXA/JANUS ENTERPRISE PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (1.2%)
Entertainment (0.5%)
Liberty Media Corp.-Liberty Formula One, Class C*	126,758	$4,714,130

Media (0.7%)
Omnicom Group, Inc.	116,573	7,929,295

Total Communication Services		12,643,425

Consumer Discretionary (9.6%)
Auto Components (0.4%)
Visteon Corp.*	47,566	4,418,881

Diversified Consumer Services (1.9%)
ServiceMaster Global Holdings, Inc.*	314,014	19,478,288

Hotels, Restaurants & Leisure (3.4%)
Aramark	216,891	9,330,651
Dunkin’ Brands Group, Inc.(x)	192,476	14,189,332
Norwegian Cruise Line Holdings Ltd.*	189,584	10,887,809

		34,407,792

Internet & Direct Marketing Retail (0.5%)
Wayfair, Inc., Class A*	36,270	5,355,991

Specialty Retail (0.8%)
Tractor Supply Co.	21,572	1,960,463
Williams-Sonoma, Inc.(x)	99,643	6,548,538

		8,509,001

Textiles, Apparel & Luxury Goods (2.6%)
Carter’s, Inc.	63,790	6,289,694
Gildan Activewear, Inc.	454,878	13,841,937
Lululemon Athletica, Inc.*	36,626	5,951,359

		26,082,990

Total Consumer Discretionary		98,252,943

Energy (0.4%)
Oil, Gas & Consumable Fuels (0.4%)
World Fuel Services Corp.	160,814	4,451,332

Total Energy		4,451,332

Financials (10.2%)
Banks (0.7%)
SVB Financial Group*	23,947	7,443,446

Capital Markets (4.8%)
LPL Financial Holdings, Inc.	296,707	19,140,569
MSCI, Inc.	38,407	6,813,786
TD Ameritrade Holding Corp.	434,424	22,950,619

		48,904,974

Consumer Finance (0.6%)
Synchrony Financial	182,419	5,669,583

Insurance (4.1%)
Aon plc	127,821	19,656,314
Intact Financial Corp.	141,329	11,751,430
WR Berkley Corp.	135,022	10,792,308

		42,200,052

Total Financials		104,218,055

Health Care (17.6%)
Biotechnology (2.7%)
ACADIA Pharmaceuticals, Inc.(x)*	135,805	2,819,312
Alkermes plc*	81,747	3,469,343
Celgene Corp.*	89,521	8,011,234
DBV Technologies SA (ADR)*	34,674	778,778
Neurocrine Biosciences, Inc.*	103,165	12,684,137

		27,762,804

Health Care Equipment & Supplies (8.5%)
Boston Scientific Corp.*	588,474	22,656,248
Cooper Cos., Inc. (The)	68,403	18,957,891
DexCom, Inc.*	2,195	313,973
ICU Medical, Inc.*	32,266	9,123,212
STERIS plc	148,580	16,997,552
Teleflex, Inc.	31,225	8,308,660
Varian Medical Systems, Inc.*	93,348	10,448,442

		86,805,978

Health Care Technology (1.3%)
athenahealth, Inc.*	96,875	12,942,500

Life Sciences Tools & Services (5.0%)
IQVIA Holdings, Inc.*	116,491	15,113,542
PerkinElmer, Inc.	220,692	21,466,711
Waters Corp.*	75,610	14,719,755

		51,300,008

Pharmaceuticals (0.1%)
Elanco Animal Health, Inc.*	41,443	1,445,946

Total Health Care		180,257,236

Industrials (20.4%)
Aerospace & Defense (2.5%)
Harris Corp.	45,002	7,614,788
Teledyne Technologies, Inc.*	73,977	18,248,647

		25,863,435

Airlines (0.8%)
Ryanair Holdings plc (ADR)*	83,500	8,019,340

Building Products (0.9%)
AO Smith Corp.	169,101	9,024,920

Commercial Services & Supplies (3.4%)
Cimpress NV*	106,526	14,552,516
Edenred	257,539	9,816,684
Ritchie Bros Auctioneers, Inc.	274,281	9,909,773

		34,278,973

Electrical Equipment (3.1%)
AMETEK, Inc.	70,174	5,552,167
Sensata Technologies Holding plc*	519,790	25,755,594

		31,307,761

Industrial Conglomerates (1.1%)
Carlisle Cos., Inc.	89,056	10,847,021

Machinery (2.5%)
Middleby Corp. (The)(x)*	62,333	8,062,774
Rexnord Corp.*	375,811	11,574,978
Wabtec Corp.(x)	57,176	5,996,619

		25,634,371

Professional Services (4.5%)
CoStar Group, Inc.*	41,631	17,519,990
IHS Markit Ltd.*	162,453	8,765,964
Verisk Analytics, Inc.*	169,197	20,396,699

		46,682,653

Road & Rail (0.9%)
Old Dominion Freight Line, Inc.	57,488	9,270,515

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

AXA/JANUS ENTERPRISE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Trading Companies & Distributors (0.7%)
Ferguson plc	80,635	$6,847,243

Total Industrials		207,776,232

Information Technology (33.4%)
Electronic Equipment, Instruments & Components (6.3%)
Belden, Inc.	110,332	7,878,808
Dolby Laboratories, Inc., Class A	125,455	8,778,086
Flex Ltd.*	843,588	11,067,875
National Instruments Corp.	340,232	16,443,413
TE Connectivity Ltd.	232,203	20,417,609

		64,585,791

IT Services (10.3%)
Amdocs Ltd.	263,564	17,389,953
Broadridge Financial Solutions, Inc.	62,363	8,228,798
Euronet Worldwide, Inc.*	37,940	3,802,347
Fidelity National Information Services, Inc.	125,207	13,656,327
Gartner, Inc.*	74,660	11,833,610
Global Payments, Inc.	140,509	17,900,846
GoDaddy, Inc., Class A*	80,246	6,691,714
Jack Henry & Associates, Inc.	2,433	389,475
WEX, Inc.*	122,931	24,679,627

		104,572,697

Semiconductors & Semiconductor Equipment (7.5%)
KLA-Tencor Corp.	149,193	15,174,420
Lam Research Corp.	69,303	10,513,265
Microchip Technology, Inc.(x)	241,426	19,050,926
ON Semiconductor Corp.*	806,405	14,862,044
Xilinx, Inc.	209,841	16,822,953

		76,423,608

Software (9.3%)
Atlassian Corp. plc, Class A*	218,117	20,969,768
Constellation Software, Inc.	30,918	22,736,873
Intuit, Inc.	28,039	6,376,069
Nice Ltd. (ADR)*	92,620	10,602,211
SS&C Technologies Holdings, Inc.	384,924	21,875,231
Ultimate Software Group, Inc. (The)*	36,728	11,833,394

		94,393,546

Total Information Technology		339,975,642

Materials (1.3%)
Containers & Packaging (1.3%)
Sealed Air Corp.	339,942	13,648,671

Total Materials		13,648,671

Real Estate (3.8%)
Equity Real Estate Investment Trusts (REITs) (3.8%)
Crown Castle International Corp. (REIT)	172,504	19,204,870
Lamar Advertising Co. (REIT), Class A	257,104	20,002,692

Total Real Estate		39,207,562

Total Common Stocks (97.9%) (Cost $701,671,251)		1,000,431,098

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Repurchase Agreements (2.6%)
Citigroup Global Markets, Inc., 2.44%, dated 9/28/18, due 10/5/18, repurchase price $4,001,898, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 1.625%-2.250%, maturing 11/30/19-11/15/27; total market value $4,217,144.(xx)	$4,000,000	4,000,000
Deutsche Bank Securities, Inc., 2.26%, dated 9/28/18, due 10/1/18, repurchase price $6,773,994, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 5/15/19-8/15/47; total market value $6,908,172.(xx)	6,772,718	6,772,718
HSBC Securities, Inc., 2.18%, dated 9/25/18, due 10/2/18, repurchase price $5,001,211, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 2/15/33-2/15/43; total market value $5,101,854.(xx)	5,000,000	5,000,000
ING Bank NV, 2.42%, dated 9/28/18, due 10/1/18, repurchase price $1,000,202, collateralized by various Common Stocks; total market value $1,111,246.(xx)	1,000,000	1,000,000
Natwest Markets Securities, Inc., 2.25%, dated 9/28/18, due 10/1/18, repurchase price $3,000,563, collateralized by various U.S. Government Treasury Securities, ranging from 1.375%-2.875%, maturing 5/31/19-11/15/26; total market value $3,060,575.(xx)	3,000,000	3,000,000
NBC Global Finance Ltd., 2.34%, dated 9/28/18, due 10/1/18, repurchase price $4,300,839, collateralized by various Common Stocks; total market value $4,784,417.(xx)	4,300,000	4,300,000
NBC Global Finance Ltd., 2.37%, dated 9/28/18, due 10/5/18, repurchase price $2,000,922, collateralized by various Common Stocks; total market value $2,225,488.(xx)	2,000,000	2,000,000

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

AXA/JANUS ENTERPRISE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

	Principal Amount	Value (Note 1)
Societe Generale SA, 2.31%, dated 9/28/18, due 10/1/18, repurchase price $1,000,193, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.000%-4.250%, maturing 2/7/19-2/15/47; total market value $1,110,648.(xx)	$1,000,000	$1,000,000

Total Repurchase Agreements		27,072,718

Total Short-Term Investments (2.6%) (Cost $27,072,718)		27,072,718

Total Investments in Securities (100.5%) (Cost $728,743,969)		1,027,503,816
Other Assets Less Liabilities (-0.5%)		(5,219,176)

Net Assets (100%)		$1,022,284,640

*	Non-income producing.

(x)	All or a portion of security is on loan at September 30, 2018.

(xx)

At September 30, 2018, the Portfolio had loaned securities with a total value of $32,351,603. This was secured by cash collateral of $27,072,718 which was subsequently invested in joint repurchase agreements with a total value of $27,072,718, for which the Portfolio has a proportionate interest as reported in the Portfolio of Investments as Repurchase Agreements, and $6,005,941 collateralized by various U.S. Government Treasury Securities, ranging from 0.625% - 6.000%, maturing 12/15/18-2/15/26.

Glossary:

ADR — American Depositary Receipt

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

AXA/JANUS ENTERPRISE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2018:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$12,643,425	$—	$—	$12,643,425
Consumer Discretionary	98,252,943	—	—	98,252,943
Energy	4,451,332	—	—	4,451,332
Financials	104,218,055	—	—	104,218,055
Health Care	180,257,236	—	—	180,257,236
Industrials	191,112,305	16,663,927	—	207,776,232
Information Technology	339,975,642	—	—	339,975,642
Materials	13,648,671	—	—	13,648,671
Real Estate	39,207,562	—	—	39,207,562
Short-Term Investments
Repurchase Agreements	—	27,072,718	—	27,072,718

Total Assets	$983,767,171	$43,736,645	$—	$1,027,503,816

Total Liabilities	$—	$—	$—	$—

Total	$983,767,171	$43,736,645	$—	$1,027,503,816

There were no transfers between Levels 1, 2 or 3 during the nine months ended September 30, 2018.

As of September 30, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$315,790,568
Aggregate gross unrealized depreciation	(16,869,419)

Net unrealized appreciation	$298,921,149

Federal income tax cost of investments in securities and derivative instruments, if applicable	$728,582,667

See Notes to Portfolio of Investments.

4

EQ ADVISORS TRUST

AXA/JPMORGAN STRATEGIC ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
EXCHANGE TRADED FUNDS (ETF):
Fixed Income (34.9%)
iShares 1-3 Year Treasury Bond ETF	100,006	$8,309,499
SPDR Bloomberg Barclays Intermediate Term Treasury ETF	214,361	12,469,379

Total Fixed Income		20,778,878

Equity (17.2%)
Vanguard S&P 500 ETF	38,391	10,252,317

Total Exchange Traded Funds (52.1%) (Cost $30,563,803)		31,031,195

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
U.S. Treasury Obligations (2.3%)
U.S. Treasury Notes
1.125%, 1/31/19#	$1,375,000	1,369,575

Total Long-Term Debt Securities (2.3%) (Cost $1,370,003)		1,369,575

SHORT-TERM INVESTMENTS:
U.S. Government Agency Securities (28.0%)
FFCB
6.43%, 10/1/18(o)(p)	5,559,000	5,558,006
FHLB
6.29%, 10/1/18(o)(p)	5,557,000	5,556,030
FHLMC
6.29%, 10/1/18(o)(p)	5,557,000	5,556,030

Total U.S. Government Agency Securities		16,670,066

U.S. Treasury Obligations (16.8%)
U.S. Treasury Bills
1.53%, 10/4/18(p)	10,000,000	9,998,300

Total Short-Term Investments (44.8%) (Cost $26,671,400)		26,668,366

Total Investments in Securities (99.2%) (Cost $58,605,206)		59,069,136
Other Assets Less Liabilities (0.8%)		501,295

Net Assets (100%)		$59,570,431

#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $1,369,575.

(o)	Discount Note Security. Effective rate calculated as of September 30, 2018.

(p)	Yield to maturity.

Glossary:

EUR	—	European Currency Unit

FFCB	—	Federal Farm Credit Bank

FHLB	—	Federal Home Loan Bank

FHLMC	—	Federal Home Loan Mortgage Corp.

GBP	—	British Pound

JPY	—	Japanese Yen

USD	—	United States Dollar

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

AXA/JPMORGAN STRATEGIC ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

Futures contracts outstanding as of September 30, 2018 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
EURO STOXX 50 Index	146	12/2018	EUR	5,741,415	96,789
FTSE 100 Index	27	12/2018	GBP	2,634,634	77,469
Russell 2000 E-Mini Index	77	12/2018	USD	6,548,080	(101,516)
S&P 500 E-Mini Index	70	12/2018	USD	10,216,500	25,088
TOPIX Index	19	12/2018	JPY	3,039,298	239,341

					337,171

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2018:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds	$31,031,195	$—	$—	$31,031,195
Futures	438,687	—	—	438,687
Short-Term Investments
U.S. Government Agency Securities	—	16,670,066	—	16,670,066
U.S. Treasury Obligations	—	9,998,300	—	9,998,300
U.S. Treasury Obligations	—	1,369,575	—	1,369,575

Total Assets	$31,469,882	$28,037,941	$—	$59,507,823

Liabilities:
Futures	$(101,516)	$—	$—	$(101,516)

Total Liabilities	$(101,516)	$—	$—	$(101,516)

Total	$31,368,366	$28,037,941	$—	$59,406,307

There were no transfers between Levels 1, 2 or 3 during the nine months ended September 30, 2018.

As of September 30, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,062,836
Aggregate gross unrealized depreciation	(279,662)

Net unrealized appreciation	$783,174

Federal income tax cost of investments in securities and derivative instruments, if applicable	$58,623,133

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

AXA/LEGG MASON STRATEGIC ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
EXCHANGE TRADED FUNDS (ETF):
Equity (54.8%)
iShares Core S&P 500 ETF	47,494	$13,902,919
iShares Core S&P Mid-Cap ETF	59,860	12,049,219
iShares MSCI EAFE ETF(x)	652,878	44,389,175
iShares Russell 2000 ETF(x)	37,992	6,403,552
SPDR S&P 500 ETF Trust	47,848	13,910,371

Total Exchange Traded Funds (54.8%) (Cost $77,493,953)		90,655,236

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
U.S. Treasury Obligations (39.1%)
U.S. Treasury Notes
2.750%, 9/15/21	$19,895,000	19,820,394
2.750%, 8/31/23	30,695,000	30,427,376
2.750%, 8/31/25	14,650,000	14,409,649

Total U.S. Treasury Obligations		64,657,419

Total Long-Term Debt Securities (39.1%) (Cost $64,896,331)		64,657,419

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Company (3.6%)
JPMorgan Prime Money Market Fund, IM Shares	6,081,655	6,083,479

	Principal Amount	Value (Note 1)
Repurchase Agreements (2.1%)
Deutsche Bank Securities, Inc., 2.26%, dated 9/28/18, due 10/1/18, repurchase price $2,189,330, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 5/15/19-8/15/47; total market value $2,232,696.(xx)	$2,188,918	2,188,918
Natwest Markets Securities, Inc., 2.14%, dated 9/25/18, due 10/2/18, repurchase price $1,000,238, collateralized by various U.S. Government Treasury Securities, ranging from 1.375%-2.125%, maturing 10/31/20-11/15/26; total market value $1,020,364.(xx)	1,000,000	1,000,000
Natwest Markets Securities, Inc., 2.19%, dated 9/28/18, due 10/5/18, repurchase price $250,106, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-3.375%, maturing 2/15/19-5/15/44; total market value $255,047.(xx)	250,000	250,000

Total Repurchase Agreements		3,438,918

Total Short-Term Investments (5.7%) (Cost $9,521,621)		9,522,397

Total Investments in Securities (99.6%) (Cost $151,911,905)		164,835,052
Other Assets Less Liabilities (0.4%)		671,024

Net Assets (100%)		$165,506,076

(x)	All or a portion of security is on loan at September 30, 2018.

(xx)

At September 30, 2018, the Portfolio had loaned securities with a total value of $3,361,441. This was secured by cash collateral of $3,438,918 which was subsequently invested in joint repurchase agreements with a total value of $3,438,918, for which the Portfolio has a proportionate interest as reported in the Portfolio of Investments as Repurchase Agreements.

Glossary:

USD	—	United States Dollar

Futures contracts outstanding as of September 30, 2018 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
U.S. Treasury 5 Year Note	74	12/2018	USD	8,323,266	(58,429)

					(58,429)

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

AXA/LEGG MASON STRATEGIC ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2018:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds	$90,655,236	$—	$—	$90,655,236
Short-Term Investments
Investment Company	6,083,479	—	—	6,083,479
Repurchase Agreements	—	3,438,918	—	3,438,918
U.S. Treasury Obligations	—	64,657,419	—	64,657,419

Total Assets	$96,738,715	$68,096,337	$—	$164,835,052

Liabilities:
Futures	$(58,429)	$—	$—	$(58,429)

Total Liabilities	$(58,429)	$—	$—	$(58,429)

Total	$96,680,286	$68,096,337	$—	$164,776,623

There were no transfers between Levels 1, 2 or 3 during the nine months ended September 30, 2018.

As of September 30, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$13,164,883
Aggregate gross unrealized depreciation	(297,329)

Net unrealized appreciation	$12,867,554

Federal income tax cost of investments in securities and derivative instruments, if applicable	$151,909,069

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

AXA/LOOMIS SAYLES GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (10.1%)
Interactive Media & Services (10.1%)
Alphabet, Inc., Class A*	13,985	$16,881,014
Alphabet, Inc., Class C*	13,985	16,690,678
Facebook, Inc., Class A*	212,927	35,017,974

Total Communication Services		68,589,666

Consumer Discretionary (22.4%)
Hotels, Restaurants & Leisure (6.5%)
Starbucks Corp.	283,758	16,128,805
Yum China Holdings, Inc.	529,432	18,588,358
Yum! Brands, Inc.	105,840	9,621,914

		44,339,077

Internet & Direct Marketing Retail (13.2%)
Alibaba Group Holding Ltd. (ADR)*	222,628	36,680,189
Amazon.com, Inc.*	26,329	52,736,988

		89,417,177

Textiles, Apparel & Luxury Goods (2.7%)
Under Armour, Inc., Class A(x)*	857,546	18,197,126

Total Consumer Discretionary		151,953,380

Consumer Staples (11.0%)
Beverages (6.1%)
Coca-Cola Co. (The)	216,245	9,988,356
Monster Beverage Corp.*	533,867	31,113,769

		41,102,125

Food Products (2.0%)
Danone SA (ADR)	892,707	13,805,714

Household Products (2.9%)
Colgate-Palmolive Co.	152,943	10,239,534
Procter & Gamble Co. (The)	110,217	9,173,361

		19,412,895

Total Consumer Staples		74,320,734

Energy (2.5%)
Energy Equipment & Services (2.5%)
Schlumberger Ltd.	275,808	16,802,223

Total Energy		16,802,223

Financials (7.7%)
Capital Markets (6.5%)
FactSet Research Systems, Inc.	54,641	12,223,738
MSCI, Inc.	75,217	13,344,248
SEI Investments Co.	300,822	18,380,224

		43,948,210

Consumer Finance (1.2%)
American Express Co.	75,106	7,998,038

Total Financials		51,946,248

Health Care (14.9%)
Biotechnology (6.8%)
Amgen, Inc.	39,458	8,179,249
BioMarin Pharmaceutical, Inc.*	145,556	14,114,565
Regeneron Pharmaceuticals, Inc.*	58,560	23,660,582

		45,954,396

Health Care Equipment & Supplies (1.5%)
Varian Medical Systems, Inc.*	91,602	10,253,012

Health Care Technology (2.2%)
Cerner Corp.*	237,916	15,324,170

Pharmaceuticals (4.4%)
Merck & Co., Inc.	60,525	4,293,644
Novartis AG (ADR)	102,265	8,811,152
Novo Nordisk A/S (ADR)	352,702	16,626,372

		29,731,168

Total Health Care		101,262,746

Industrials (6.8%)
Air Freight & Logistics (4.5%)
Expeditors International of Washington, Inc.	351,184	25,822,559
United Parcel Service, Inc., Class B	41,985	4,901,749

		30,724,308

Machinery (2.3%)
Deere & Co.	101,207	15,214,449

Total Industrials		45,938,757

Information Technology (23.1%)
Communications Equipment (2.6%)
Cisco Systems, Inc.	362,239	17,622,928

IT Services (5.8%)
Automatic Data Processing, Inc.	44,408	6,690,509
Visa, Inc., Class A	215,434	32,334,489

		39,024,998

Semiconductors & Semiconductor Equipment (2.8%)
QUALCOMM, Inc.	268,172	19,316,429

Software (11.9%)
Autodesk, Inc.*	193,969	30,280,501
Microsoft Corp.	131,071	14,990,590
Oracle Corp.	683,831	35,258,326

		80,529,417

Total Information Technology		156,493,772

Materials (0.4%)
Metals & Mining (0.4%)
Compass Minerals International, Inc.(x)	43,466	2,920,915

Total Materials		2,920,915

Total Common Stocks (98.9%) (Cost $413,514,449)		670,228,441

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Repurchase Agreements (1.5%)
Citigroup Global Markets, Inc., 2.44%, dated 9/28/18, due 10/5/18, repurchase price $2,000,949, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 1.625%-2.250%, maturing 11/30/19-11/15/27; total market value $2,108,572.(xx)	$2,000,000	2,000,000
Deutsche Bank Securities, Inc., 2.26%, dated 9/28/18, due 10/1/18, repurchase price $1,005,596, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 5/15/19-8/15/47; total market value $1,025,515.(xx)	1,005,407	1,005,407

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

AXA/LOOMIS SAYLES GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

	Principal Amount	Value (Note 1)
ING Bank NV, 2.42%, dated 9/28/18, due 10/1/18, repurchase price $900,182, collateralized by various Common Stocks; total market value $1,000,121.(xx)	$900,000	$900,000
Natwest Markets Securities, Inc., 2.14%, dated 9/25/18, due 10/2/18, repurchase price $2,000,476, collateralized by various U.S. Government Treasury Securities, ranging from 1.375%-2.125%, maturing 10/31/20-11/15/26; total market value $2,040,728.(xx)	2,000,000	2,000,000
Natwest Markets Securities, Inc., 2.19%, dated 9/28/18, due 10/5/18, repurchase price $2,000,852, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-3.375%, maturing 2/15/19-5/15/44; total market value $2,040,373.(xx)	2,000,000	2,000,000
Natwest Markets Securities, Inc., 2.25%, dated 9/28/18, due 10/1/18, repurchase price $1,000,188, collateralized by various U.S. Government Treasury Securities, ranging from 1.375%-2.875%, maturing 5/31/19-11/15/26; total market value $1,020,192.(xx)	1,000,000	1,000,000
NBC Global Finance Ltd., 2.34%, dated 9/28/18, due 10/1/18, repurchase price $1,600,312, collateralized by various Common Stocks; total market value $1,780,248.(xx)	1,600,000	1,600,000

Total Repurchase Agreements		10,505,407

Total Short-Term Investments (1.5%) (Cost $10,505,407)		10,505,407

Total Investments in Securities (100.4%) (Cost $424,019,856)		680,733,848
Other Assets Less Liabilities (-0.4%)		(2,419,277)

Net Assets (100%)		$678,314,571

*	Non-income producing.

(x)	All or a portion of security is on loan at September 30, 2018.

(xx)

At September 30, 2018, the Portfolio had loaned securities with a total value of $16,664,427. This was secured by cash collateral of $10,505,407 which was subsequently invested in joint repurchase agreements with a total value of $10,505,407, for which the Portfolio has a proportionate interest as reported in the Portfolio of Investments as Repurchase Agreements, and $6,428,012 collateralized by various U.S. Government Treasury Securities, ranging from 0.000% - 4.500%, maturing 10/31/18-11/15/47.

Glossary:

ADR — American Depositary Receipt

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

AXA/LOOMIS SAYLES GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2018:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$68,589,666	$—	$—	$68,589,666
Consumer Discretionary	151,953,380	—	—	151,953,380
Consumer Staples	74,320,734	—	—	74,320,734
Energy	16,802,223	—	—	16,802,223
Financials	51,946,248	—	—	51,946,248
Health Care	101,262,746	—	—	101,262,746
Industrials	45,938,757	—	—	45,938,757
Information Technology	156,493,772	—	—	156,493,772
Materials	2,920,915	—	—	2,920,915
Short-Term Investments
Repurchase Agreements	—	10,505,407	—	10,505,407

Total Assets	$670,228,441	$10,505,407	$—	$680,733,848

Total Liabilities	$—	$—	$—	$—

Total	$670,228,441	$10,505,407	$—	$680,733,848

There were no transfers between Levels 1, 2 or 3 during the nine months ended September 30, 2018.

As of September 30, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$265,021,915
Aggregate gross unrealized depreciation	(8,688,307)

Net unrealized appreciation	$256,333,608

Federal income tax cost of investments in securities and derivative instruments, if applicable	$424,400,240

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

AXA/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (4.0%)
Diversified Telecommunication Services (0.3%)
Cogent Communications Holdings, Inc.	5,908	$329,666
Ooma, Inc.*	2,549	42,313
ORBCOMM, Inc.*	10,123	109,936
Vonage Holdings Corp.*	30,779	435,831

		917,746

Entertainment (0.4%)
Eros International plc*	2,354	28,366
IMAX Corp.*	7,339	189,346
Liberty Media Corp.-Liberty Braves, Class A*	1,382	37,701
Liberty Media Corp.-Liberty Braves, Class C*	4,876	132,871
LiveXLive Media, Inc.(x)*	1,180	4,626
Pandora Media, Inc.(x)*	35,655	339,079
Rosetta Stone, Inc.*	436	8,672
World Wrestling Entertainment, Inc., Class A	5,963	576,801

		1,317,462

Interactive Media & Services (2.2%)
Care.com, Inc.*	2,709	59,896
Cargurus, Inc.*	6,930	385,932
QuinStreet, Inc.*	5,198	70,537
Travelzoo*	672	7,963
TrueCar, Inc.*	12,741	179,648
XO Group, Inc.*	3,377	116,439
Yelp, Inc.*	135,123	6,648,051

		7,468,466

Media (1.0%)
Cardlytics, Inc.*	780	19,531
Central European Media Enterprises Ltd., Class A*	11,996	44,985
Emerald Expositions Events, Inc.	122,619	2,020,760
Entravision Communications Corp., Class A	1,818	8,908
Hemisphere Media Group, Inc.*	1,143	15,945
Loral Space & Communications, Inc.*	1,743	79,132
MDC Partners, Inc., Class A*	7,347	30,490
New York Times Co. (The), Class A	14,897	344,866
Nexstar Media Group, Inc., Class A	6,260	509,564
Sinclair Broadcast Group, Inc., Class A	4,593	130,212
TechTarget, Inc.*	2,802	54,415
tronc, Inc.*	2,405	39,274

		3,298,082

Wireless Telecommunication Services (0.1%)
Boingo Wireless, Inc.*	5,628	196,417
Gogo, Inc.(x)*	7,753	40,238
Shenandoah Telecommunications Co.	6,535	253,232

		489,887

Total Communication Services		13,491,643

Consumer Discretionary (23.6%)
Auto Components (0.5%)
Dana, Inc.	18,995	354,637
Dorman Products, Inc.*	3,735	287,296
Fox Factory Holding Corp.*	5,004	350,530
LCI Industries	3,415	282,762
Modine Manufacturing Co.*	1,028	15,317
Shiloh Industries, Inc.*	318	3,498
Stoneridge, Inc.*	3,405	101,197
Tenneco, Inc.	5,863	247,067

		1,642,304

Automobiles (0.0%)
Winnebago Industries, Inc.	4,218	139,827

Distributors (0.0%)
Core-Mark Holding Co., Inc.	546	18,542
Funko, Inc., Class A(x)*	1,449	34,327

		52,869

Diversified Consumer Services (1.2%)
American Public Education, Inc.*	124	4,098
Cambium Learning Group, Inc.*	562	6,654
Career Education Corp.*	9,564	142,791
Carriage Services, Inc.	869	18,727
Chegg, Inc.*	100,132	2,846,752
Houghton Mifflin Harcourt Co.*	1,298	9,086
Sotheby’s*	5,215	256,526
Strategic Education, Inc.	2,898	397,113
Weight Watchers International, Inc.*	5,041	362,902

		4,044,649

Hotels, Restaurants & Leisure (10.2%)
Belmond Ltd., Class A*	1,673	30,532
BJ’s Restaurants, Inc.	2,882	208,080
Bloomin’ Brands, Inc.	11,716	231,860
Bluegreen Vacations Corp.(x)	1,053	18,838
Boyd Gaming Corp.	10,416	352,582
Brinker International, Inc.(x)	4,658	217,668
Carrols Restaurant Group, Inc.*	4,140	60,444
Cheesecake Factory, Inc. (The)	5,951	318,617
Churchill Downs, Inc.	1,631	452,929
Chuy’s Holdings, Inc.*	1,779	46,699
Cracker Barrel Old Country Store, Inc.(x)	2,676	393,720
Dave & Buster’s Entertainment, Inc.*	5,537	366,660
Denny’s Corp.*	6,283	92,486
Dine Brands Global, Inc.	1,350	109,769
Drive Shack, Inc. (REIT)*	7,727	46,053
Eldorado Resorts, Inc.*	9,117	443,086
Empire Resorts, Inc.*	242	2,251
Fiesta Restaurant Group, Inc.*	2,645	70,754
Golden Entertainment, Inc.*	2,516	60,409
Habit Restaurants, Inc. (The), Class A*	530,858	8,467,185
Jack in the Box, Inc.	618	51,807
Lindblad Expeditions Holdings, Inc.*	140,744	2,092,863
Marriott Vacations Worldwide Corp.	4,477	500,305
Monarch Casino & Resort, Inc.*	1,252	56,903
Nathan’s Famous, Inc.	372	30,653
Noodles & Co.(x)*	2,014	24,369
Papa John’s International, Inc.(x)	1,393	71,433
Penn National Gaming, Inc.*	1,393	45,858
Pinnacle Entertainment, Inc.*	7,286	245,465
Planet Fitness, Inc., Class A*	12,236	661,111
PlayAGS, Inc.*	3,002	88,469
Potbelly Corp.*	286,020	3,518,046
RCI Hospitality Holdings, Inc.	934	27,656
Red Rock Resorts, Inc., Class A	9,675	257,839
Ruth’s Hospitality Group, Inc.	3,947	124,528
Scientific Games Corp., Class A*	7,702	195,631
SeaWorld Entertainment, Inc.*	7,670	241,068
Shake Shack, Inc., Class A*	154,919	9,761,445
Sonic Corp.	2,724	118,058
Texas Roadhouse, Inc.	9,364	648,832
Wingstop, Inc.	3,744	255,603
Zoe’s Kitchen, Inc.*	238,756	3,036,976

		34,045,540

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

AXA/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Household Durables (1.2%)
AV Homes, Inc.(x)*	429	$8,580
Cavco Industries, Inc.*	1,195	302,335
Century Communities, Inc.*	225	5,906
GoPro, Inc., Class A(x)*	15,740	113,328
Green Brick Partners, Inc.*	324	3,272
Hamilton Beach Brands Holding Co., Class A	897	19,680
Helen of Troy Ltd.*	259	33,903
Hooker Furniture Corp.	718	24,268
Hovnanian Enterprises, Inc., Class A*	3,881	6,210
Installed Building Products, Inc.*	42,049	1,639,911
iRobot Corp.*	3,700	406,704
KB Home	2,448	58,532
La-Z-Boy, Inc.	2,725	86,110
LGI Homes, Inc.(x)*	2,512	119,169
Lovesac Co. (The)*	226	5,645
M/I Homes, Inc.*	677	16,201
Meritage Homes Corp.*	352	14,045
Purple Innovation, Inc.(x)*	599	3,474
Roku, Inc.*	6,008	438,764
Skyline Champion Corp.	3,945	112,709
Sonos, Inc.(x)*	1,035	16,601
Taylor Morrison Home Corp., Class A*	2,257	40,716
TopBuild Corp.*	4,939	280,634
TRI Pointe Group, Inc.*	1,104	13,690
Turtle Beach Corp.(x)*	1,089	21,715
Vuzix Corp.*	2,951	19,329
William Lyon Homes, Class A*	829	13,173
ZAGG, Inc.*	3,797	56,006

		3,880,610

Internet & Direct Marketing Retail (5.8%)
1-800-Flowers.com, Inc., Class A*	1,162	13,712
Duluth Holdings, Inc., Class B(x)*	1,106	34,795
Etsy, Inc.*	68,829	3,536,434
Eventbrite, Inc., Class A*	51,092	1,939,963
Gaia, Inc.*	971	14,953
Groupon, Inc.*	61,703	232,620
Leaf Group Ltd.*	1,665	16,650
Liberty Expedia Holdings, Inc., Class A*	504	23,708
Liberty TripAdvisor Holdings, Inc., Class A*	10,210	151,619
MakeMyTrip Ltd.(x)*	96,454	2,647,662
Nutrisystem, Inc.	4,026	149,163
Overstock.com, Inc.(x)*	150,906	4,180,097
PetMed Express, Inc.	2,831	93,451
Quotient Technology, Inc.*	10,896	168,888
Remark Holdings, Inc.*	3,859	12,310
Shutterfly, Inc.*	4,598	302,962
Shutterstock, Inc.	51,596	2,816,110
Stamps.com, Inc.*	14,064	3,181,277

		19,516,374

Leisure Products (0.2%)
Callaway Golf Co.	8,807	213,922
Johnson Outdoors, Inc., Class A	421	39,149
Malibu Boats, Inc., Class A*	2,873	157,211
Marine Products Corp.	1,063	24,332
MCBC Holdings, Inc.*	2,488	89,269
Nautilus, Inc.*	3,713	51,796
Sturm Ruger & Co., Inc.	2,301	158,884

		734,563

Multiline Retail (0.2%)
Big Lots, Inc.	1,283	53,617
Ollie’s Bargain Outlet Holdings, Inc.*	6,901	663,186
Sears Holdings Corp.(x)*	328	317

		717,120

Specialty Retail (2.9%)
American Eagle Outfitters, Inc.	20,210	501,814
America’s Car-Mart, Inc.*	274	21,427
Asbury Automotive Group, Inc.*	2,750	189,063
At Home Group, Inc.*	6,045	190,599
Boot Barn Holdings, Inc.*	3,780	107,390
Buckle, Inc. (The)	830	19,132
Camping World Holdings, Inc., Class A(x)	4,372	93,211
Carvana Co.(x)*	93,248	5,510,023
Children’s Place, Inc. (The)	2,219	283,588
Conn’s, Inc.(x)*	1,329	46,980
Five Below, Inc.*	7,569	984,423
Hudson Ltd., Class A*	5,605	126,449
Kirkland’s, Inc.*	564	5,691
Lithia Motors, Inc., Class A	1,926	157,277
Lumber Liquidators Holdings, Inc.*	3,180	49,258
MarineMax, Inc.*	2,044	43,435
Monro, Inc.	4,480	311,808
Murphy USA, Inc.*	747	63,839
National Vision Holdings, Inc.*	6,772	305,688
New York & Co., Inc.*	2,472	9,542
Party City Holdco, Inc.*	472	6,396
RH(x)*	2,675	350,452
Sally Beauty Holdings, Inc.*	4,371	80,383
Sleep Number Corp.*	4,701	172,903
Sportsman’s Warehouse Holdings, Inc.*	5,044	29,507
Tailored Brands, Inc.(x)	6,785	170,914
Tile Shop Holdings, Inc.	2,959	21,157
Tilly’s, Inc., Class A	317	6,007
Winmark Corp.	347	57,602
Zumiez, Inc.*	770	20,290

		9,936,248

Textiles, Apparel & Luxury Goods (1.4%)
Brunello Cucinelli SpA	67,955	2,647,066
Crocs, Inc.*	9,483	201,893
Deckers Outdoor Corp.*	4,186	496,376
Fossil Group, Inc.*	1,427	33,221
G-III Apparel Group Ltd.*	1,711	82,453
Movado Group, Inc.	127	5,321
Oxford Industries, Inc.	2,374	214,135
Steven Madden Ltd.	8,076	427,220
Superior Group of Cos., Inc.	1,176	22,368
Wolverine World Wide, Inc.	12,865	502,378

		4,632,431

Total Consumer Discretionary		79,342,535

Consumer Staples (1.3%)
Beverages (0.3%)
Boston Beer Co., Inc. (The), Class A*	1,166	335,225
Castle Brands, Inc.*	12,115	12,963
Celsius Holdings, Inc.(x)*	3,153	12,707
Coca-Cola Bottling Co. Consolidated	641	116,841
Craft Brew Alliance, Inc.*	1,759	28,760
MGP Ingredients, Inc.	1,650	130,317
National Beverage Corp.(x)*	1,608	187,525
Primo Water Corp.*	4,479	80,846

		905,184

Food & Staples Retailing (0.3%)
BJ’s Wholesale Club Holdings, Inc.*	3,409	91,293
Chefs’ Warehouse, Inc. (The)*	3,060	111,231
Performance Food Group Co.*	14,145	471,029
PriceSmart, Inc.	3,115	252,159

		925,712

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

AXA/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Food Products (0.2%)
B&G Foods, Inc.(x)	1,000	$27,450
Calavo Growers, Inc.(x)	2,219	214,355
Cal-Maine Foods, Inc.	1,747	84,380
Freshpet, Inc.*	3,624	133,001
J&J Snack Foods Corp.	2,089	315,208
John B Sanfilippo & Son, Inc.	1,157	82,587
Lancaster Colony Corp.	1,882	280,813
Limoneira Co.	666	17,389
Tootsie Roll Industries, Inc.(x)	327	9,565

		1,164,748

Household Products (0.2%)
Central Garden & Pet Co.*	1,098	39,572
Central Garden & Pet Co., Class A*	4,322	143,231
WD-40 Co.	1,898	326,646

		509,449

Personal Products (0.2%)
elf Beauty, Inc.(x)*	3,119	39,705
Inter Parfums, Inc.	2,266	146,044
Medifast, Inc.	1,622	359,354
Natural Health Trends Corp.(x)	898	20,905
Revlon, Inc., Class A(x)*	974	21,720
USANA Health Sciences, Inc.*	1,772	213,615

		801,343

Tobacco (0.1%)
22nd Century Group, Inc.(x)*	16,169	45,435
Turning Point Brands, Inc.	1,079	44,735
Vector Group Ltd.(x)	6,213	85,611

		175,781

Total Consumer Staples		4,482,217

Energy (1.1%)
Energy Equipment & Services (0.3%)
Cactus, Inc., Class A*	5,207	199,324
Covia Holdings Corp.*	4,341	38,939
Independence Contract Drilling, Inc.*	1,745	8,620
ION Geophysical Corp.*	1,475	22,936
Keane Group, Inc.*	6,888	85,205
Key Energy Services, Inc.*	1,413	16,165
Liberty Oilfield Services, Inc., Class A(x)	6,243	134,662
Mammoth Energy Services, Inc.	1,699	49,441
Pioneer Energy Services Corp.*	993	2,929
Profire Energy, Inc.*	3,244	10,348
ProPetro Holding Corp.*	9,946	164,010
RigNet, Inc.*	168	3,419
Select Energy Services, Inc., Class A*	1,441	17,061
Solaris Oilfield Infrastructure, Inc., Class A(x)*	3,616	68,306
TETRA Technologies, Inc.*	14,681	66,211
US Silica Holdings, Inc.(x)	6,484	122,094

		1,009,670

Oil, Gas & Consumable Fuels (0.8%)
Abraxas Petroleum Corp.*	19,690	45,878
Amyris, Inc.*	429	3,406
Berry Petroleum Corp.	751	13,233
Carrizo Oil & Gas, Inc.*	12,193	307,264
CONSOL Energy, Inc.*	1,656	67,581
CVR Energy, Inc.	2,018	81,164
Delek US Holdings, Inc.	10,712	454,510
Denbury Resources, Inc.*	30,058	186,360
Eclipse Resources Corp.*	6,221	7,403
Energy XXI Gulf Coast, Inc.*	695	5,810
Evolution Petroleum Corp.	3,539	39,106
Goodrich Petroleum Corp.*	844	11,850
Isramco, Inc.*	23	2,807
Jagged Peak Energy, Inc.(x)*	8,753	121,054
Laredo Petroleum, Inc.*	6,588	53,824
Lilis Energy, Inc.(x)*	5,859	28,709
Matador Resources Co.*	13,526	447,034
NextDecade Corp.(x)*	1,086	6,136
Northern Oil and Gas, Inc.*	6,574	26,296
Panhandle Oil and Gas, Inc., Class A	1,229	22,675
Par Pacific Holdings, Inc.*	301	6,140
Penn Virginia Corp.*	1,712	137,884
Renewable Energy Group, Inc.*	439	12,643
Resolute Energy Corp.(x)*	180	6,806
Ring Energy, Inc.*	7,570	75,019
Sanchez Energy Corp.(x)*	7,798	17,935
SRC Energy, Inc.*	33,948	301,798
Tellurian, Inc.(x)*	11,637	104,384
Uranium Energy Corp.(x)*	21,865	37,608
WildHorse Resource Development Corp.*	3,521	83,236
Zion Oil & Gas, Inc.(x)*	7,439	9,522

		2,725,075

Total Energy		3,734,745

Financials (5.9%)
Banks (2.1%)
Allegiance Bancshares, Inc.*	339	14,136
Amalgamated Bank, Class A*	173	3,337
Ameris Bancorp	6,045	276,256
Atlantic Capital Bancshares, Inc.*	2,450	41,038
BancFirst Corp.	571	34,231
Bank of NT Butterfield & Son Ltd. (The)	7,632	395,795
Bankwell Financial Group, Inc.	127	3,983
Blue Hills Bancorp, Inc.	1,465	35,307
Cadence Bancorp	3,310	86,457
Cambridge Bancorp	120	10,799
Capstar Financial Holdings, Inc.	333	5,561
Carolina Financial Corp.	1,998	75,365
City Holding Co.	197	15,130
Civista Bancshares, Inc.	441	10,624
CNB Financial Corp.	150	4,329
Coastal Financial Corp.*	183	3,111
ConnectOne Bancorp, Inc.	1,145	27,194
Customers Bancorp, Inc.*	1,359	31,977
Eagle Bancorp, Inc.*	3,510	177,606
Enterprise Bancorp, Inc.	114	3,920
Enterprise Financial Services Corp.	1,082	57,400
Equity Bancshares, Inc., Class A*	603	23,674
Esquire Financial Holdings, Inc.(x)*	294	7,338
Farmers & Merchants Bancorp, Inc.	1,103	46,977
FB Financial Corp.	1,067	41,805
FCB Financial Holdings, Inc., Class A*	5,262	249,419
First Connecticut Bancorp, Inc.	360	10,638
First Financial Bankshares, Inc.(x)	9,002	532,017
First Financial Northwest, Inc.	165	2,734
First Foundation, Inc.*	1,673	26,132
German American Bancorp, Inc.	731	25,790
Glacier Bancorp, Inc.	1,830	78,855
Green Bancorp, Inc.	727	16,067
Guaranty Bancorp	2,912	86,486
Hanmi Financial Corp.	533	13,272
HarborOne Bancorp, Inc.*	849	16,233
Heritage Commerce Corp.	5,009	74,734
Home BancShares, Inc.	5,006	109,631
HomeTrust Bancshares, Inc.*	707	20,609
Howard Bancorp, Inc.*	400	7,080
Independent Bank Corp./MA	376	31,058
Independent Bank Corp./MI	872	20,623
Independent Bank Group, Inc.	721	47,802

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

AXA/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Investar Holding Corp.	355	$9,532
Lakeland Financial Corp.	2,476	115,084
LegacyTexas Financial Group, Inc.	2,610	111,186
Live Oak Bancshares, Inc.	1,766	47,329
Macatawa Bank Corp.	381	4,462
MB Financial, Inc.	919	42,375
Metro Bank plc(x)*	73,339	2,842,847
Midland States Bancorp, Inc.	1,497	48,054
National Bank Holdings Corp., Class A	1,338	50,376
National Commerce Corp.*	1,062	43,861
Old Line Bancshares, Inc.	269	8,511
Origin Bancorp, Inc.	814	30,647
Pacific City Financial Corp.	208	4,023
Pacific Premier Bancorp, Inc.*	2,045	76,074
People’s Utah Bancorp	2,120	71,974
Preferred Bank	1,900	111,150
Reliant Bancorp, Inc.	167	4,270
Republic First Bancorp, Inc.*	1,485	10,618
Seacoast Banking Corp. of Florida*	1,119	32,675
ServisFirst Bancshares, Inc.	6,651	260,387
Southern First Bancshares, Inc.*	102	4,009
State Bank Financial Corp.	1,800	54,324
Stock Yards Bancorp, Inc.	681	24,720
Tompkins Financial Corp.	111	9,012
TriCo Bancshares	200	7,724
TriState Capital Holdings, Inc.*	852	23,515
Triumph Bancorp, Inc.*	3,259	124,494
Union Bankshares, Inc.(x)	483	25,671
United Community Banks, Inc.	1,025	28,587
Veritex Holdings, Inc.*	954	26,960
Washington Trust Bancorp, Inc.	633	35,005
West Bancorporation, Inc.	492	11,562

		7,103,548

Capital Markets (0.7%)
Artisan Partners Asset Management, Inc., Class A	6,866	222,457
Ashford, Inc.(x)	78	5,918
Blucora, Inc.*	4,718	189,900
BrightSphere Investment Group plc	9,541	118,308
Cohen & Steers, Inc.	3,072	124,754
Cowen, Inc.(x)*	1,755	28,607
Diamond Hill Investment Group, Inc.	451	74,591
Donnelley Financial Solutions, Inc.*	2,265	40,589
Federated Investors, Inc., Class B	9,980	240,717
Focus Financial Partners, Inc., Class A*	1,523	72,282
GAMCO Investors, Inc., Class A	153	3,583
Greenhill & Co., Inc.(x)	2,378	62,660
Hamilton Lane, Inc., Class A	2,054	90,951
Houlihan Lokey, Inc.	4,728	212,429
Investment Technology Group, Inc.	675	14,621
Ladenburg Thalmann Financial Services, Inc.	12,245	33,062
Moelis & Co., Class A	6,246	342,280
Piper Jaffray Cos.	108	8,246
PJT Partners, Inc., Class A	2,554	133,702
Pzena Investment Management, Inc., Class A	2,591	24,718
Siebert Financial Corp.(x)*	898	13,156
Silvercrest Asset Management Group, Inc., Class A	1,140	15,789
Value Line, Inc.	160	3,984
Virtus Investment Partners, Inc.	135	15,356
Westwood Holdings Group, Inc.	1,148	59,398
WisdomTree Investments, Inc.	15,995	135,638

		2,287,696

Consumer Finance (0.4%)
Curo Group Holdings Corp.*	1,600	48,368
Elevate Credit, Inc.*	2,901	23,382
Enova International, Inc.*	4,544	130,867
FirstCash, Inc.	6,058	496,756
Green Dot Corp., Class A*	6,693	594,473
Regional Management Corp.*	600	17,298

		1,311,144

Diversified Financial Services (0.0%)
Marlin Business Services Corp.	391	11,280
On Deck Capital, Inc.*	6,252	47,328

		58,608

Insurance (1.5%)
AmTrust Financial Services, Inc.	2,230	32,380
FedNat Holding Co.	885	22,550
Global Indemnity Ltd.	265	9,991
Health Insurance Innovations, Inc., Class A(x)*	1,751	107,949
Heritage Insurance Holdings, Inc.(x)	290	4,298
Investors Title Co.	31	5,205
James River Group Holdings Ltd.	1,695	72,241
Kemper Corp.	4,195	337,488
Kingstone Cos., Inc.	390	7,410
Kinsale Capital Group, Inc.	2,784	177,786
MBIA, Inc.(x)*	1,271	13,587
National General Holdings Corp.	5,289	141,957
Navigators Group, Inc. (The)	292	20,177
Primerica, Inc.	5,721	689,666
RLI Corp.	4,554	357,853
Stewart Information Services Corp.	171	7,697
Trupanion, Inc.(x)*	80,574	2,878,908
United Insurance Holdings Corp.	2,162	48,386
Universal Insurance Holdings, Inc.	4,439	215,513

		5,151,042

Mortgage Real Estate Investment Trusts (REITs) (0.0%)
Granite Point Mortgage Trust, Inc. (REIT)	1,162	22,403

Thrifts & Mortgage Finance (1.2%)
Axos Financial, Inc.*	8,334	286,606
BSB Bancorp, Inc.*	305	9,943
Essent Group Ltd.*	6,803	301,033
Federal Agricultural Mortgage Corp., Class C	382	27,573
FS Bancorp, Inc.	246	13,707
Greene County Bancorp, Inc.(x)	301	9,662
Hingham Institution for Savings	90	19,783
Kearny Financial Corp.	4,430	61,356
LendingTree, Inc.(x)*	12,687	2,919,278
Malvern Bancorp, Inc.*	181	4,335
Merchants Bancorp	673	17,108
Meridian Bancorp, Inc.	1,073	18,241
Meta Financial Group, Inc.	1,348	111,412
NMI Holdings, Inc., Class A*	7,082	160,407
PCSB Financial Corp.	249	5,065
Southern Missouri Bancorp, Inc.	86	3,205
Sterling Bancorp, Inc.	1,906	21,557
Walker & Dunlop, Inc.	499	26,387
Waterstone Financial, Inc.	319	5,471
WSFS Financial Corp.	1,047	49,366

		4,071,495

Total Financials		20,005,936

Health Care (23.3%)
Biotechnology (6.7%)
Abeona Therapeutics, Inc.*	3,881	49,677
ACADIA Pharmaceuticals, Inc.*	13,788	286,239
Acceleron Pharma, Inc.*	4,469	255,761

See Notes to Portfolio of Investments.

4

EQ ADVISORS TRUST

AXA/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Achaogen, Inc.(x)*	3,878	$15,473
Acorda Therapeutics, Inc.*	776	15,248
Adamas Pharmaceuticals, Inc.(x)*	1,558	31,191
ADMA Biologics, Inc.*	2,613	16,227
Aduro Biotech, Inc.*	8,936	65,680
Adverum Biotechnologies, Inc.(x)*	822	4,973
Aeglea BioTherapeutics, Inc.*	2,258	21,609
Agenus, Inc.(x)*	11,162	23,887
Agios Pharmaceuticals, Inc.*	6,517	502,590
Aimmune Therapeutics, Inc.*	6,080	165,862
Akebia Therapeutics, Inc.*	6,020	53,157
Albireo Pharma, Inc.*	285	9,394
Alder Biopharmaceuticals, Inc.(x)*	6,659	110,872
Aldeyra Therapeutics, Inc.*	2,201	30,374
Allakos, Inc.*	941	42,336
Allena Pharmaceuticals, Inc.*	1,607	17,259
Amicus Therapeutics, Inc.*	26,418	319,394
AnaptysBio, Inc.*	2,636	262,994
Apellis Pharmaceuticals, Inc.(x)*	5,020	89,256
Aptinyx, Inc.*	1,512	43,788
Arbutus Biopharma Corp.*	1,308	12,361
Arcus Biosciences, Inc.(x)*	866	12,072
Arena Pharmaceuticals, Inc.*	5,556	255,687
ArQule, Inc.*	13,423	75,974
Array BioPharma, Inc.*	28,350	430,919
Arrowhead Pharmaceuticals, Inc.(x)*	12,152	232,954
Arsanis, Inc.(x)*	695	1,126
Atara Biotherapeutics, Inc.*	5,848	241,815
Athenex, Inc.(x)*	6,031	93,722
Athersys, Inc.(x)*	15,341	32,216
Audentes Therapeutics, Inc.*	4,101	162,359
AVEO Pharmaceuticals, Inc.(x)*	8,307	27,496
Avid Bioservices, Inc.*	7,020	48,157
Avrobio, Inc.*	691	35,842
Bellicum Pharmaceuticals, Inc.*	49,719	306,269
BioCryst Pharmaceuticals, Inc.*	12,635	96,405
Biohaven Pharmaceutical Holding Co. Ltd.*	3,887	145,957
BioSpecifics Technologies Corp.*	794	46,441
BioTime, Inc.(x)*	3,481	8,180
Blueprint Medicines Corp.*	5,744	448,376
Calyxt, Inc.(x)*	712	10,872
Cara Therapeutics, Inc.(x)*	3,852	92,255
CareDx, Inc.*	4,343	125,296
CASI Pharmaceuticals, Inc.(x)*	6,259	29,230
Catalyst Pharmaceuticals, Inc.*	13,390	50,614
Celcuity, Inc.*	804	23,123
Cellular Biomedicine Group, Inc.(x)*	1,208	21,925
ChemoCentryx, Inc.*	3,018	38,148
Clovis Oncology, Inc.*	6,663	195,692
Cohbar, Inc.(m)(x)*	3,083	13,288
Coherus Biosciences, Inc.*	7,092	117,018
Constellation Pharmaceuticals, Inc.*	496	3,338
Corbus Pharmaceuticals Holdings, Inc.(x)*	6,548	49,437
Corvus Pharmaceuticals, Inc.*	1,739	14,921
Crinetics Pharmaceuticals, Inc.(x)*	790	22,634
CTI BioPharma Corp.*	7,071	15,273
Cue Biopharma, Inc.(x)*	2,453	22,200
Cytokinetics, Inc.*	5,698	56,125
CytomX Therapeutics, Inc.*	6,072	112,332
Deciphera Pharmaceuticals, Inc.*	1,199	46,425
Denali Therapeutics, Inc.(x)*	6,223	135,288
Dicerna Pharmaceuticals, Inc.*	6,170	94,154
Dynavax Technologies Corp.(x)*	7,713	95,641
Eagle Pharmaceuticals, Inc.*	1,449	100,459
Editas Medicine, Inc.*	37,738	1,200,822
Eidos Therapeutics, Inc.(x)*	814	8,124
Emergent BioSolutions, Inc.*	6,164	405,775
Enanta Pharmaceuticals, Inc.*	2,345	200,404
Epizyme, Inc.*	5,339	56,593
Esperion Therapeutics, Inc.(x)*	3,116	138,257
Evelo Biosciences, Inc.*	744	9,062
Fate Therapeutics, Inc.*	6,902	112,434
Fennec Pharmaceuticals, Inc.*	1,553	12,735
FibroGen, Inc.*	10,386	630,949
Flexion Therapeutics, Inc.(x)*	4,667	87,320
Fortress Biotech, Inc.*	4,640	7,424
Forty Seven, Inc.(x)*	922	13,756
G1 Therapeutics, Inc.(x)*	2,921	152,739
Genomic Health, Inc.*	2,875	201,883
Geron Corp.(x)*	23,077	40,616
Global Blood Therapeutics, Inc.*	6,951	264,138
GlycoMimetics, Inc.*	4,674	67,306
GTx, Inc.*	634	995
Halozyme Therapeutics, Inc.*	17,476	317,539
Heron Therapeutics, Inc.*	9,572	302,954
Homology Medicines, Inc.(x)*	1,449	33,124
Idera Pharmaceuticals, Inc.*	2,656	23,665
Immune Design Corp.*	288	994
ImmunoGen, Inc.*	20,126	190,593
Immunomedics, Inc.(x)*	17,886	372,565
Inovio Pharmaceuticals, Inc.(x)*	11,325	62,967
Insmed, Inc.*	10,698	216,314
Insys Therapeutics, Inc.(x)*	3,599	36,278
Intellia Therapeutics, Inc.*	34,246	980,120
Intercept Pharmaceuticals, Inc.*	3,043	384,512
Intrexon Corp.(x)*	32,115	553,019
Invitae Corp.*	9,057	151,524
Iovance Biotherapeutics, Inc.*	11,189	125,876
Ironwood Pharmaceuticals, Inc.*	19,377	357,699
Jounce Therapeutics, Inc.*	2,386	15,509
Kadmon Holdings, Inc.*	13,589	45,387
Karyopharm Therapeutics, Inc.*	6,184	105,314
Keryx Biopharmaceuticals, Inc.*	13,169	44,775
Kezar Life Sciences, Inc.(x)*	580	12,418
Kindred Biosciences, Inc.*	4,208	58,702
Kiniksa Pharmaceuticals Ltd., Class A(x)*	729	18,590
Kura Oncology, Inc.*	3,861	67,568
La Jolla Pharmaceutical Co.(x)*	2,981	60,008
Lexicon Pharmaceuticals, Inc.(x)*	6,072	64,788
Ligand Pharmaceuticals, Inc.*	2,899	795,746
Loxo Oncology, Inc.*	3,730	637,195
MacroGenics, Inc.*	5,320	114,061
Madrigal Pharmaceuticals, Inc.(x)*	970	207,706
Magenta Therapeutics, Inc.*	446	5,356
MannKind Corp.(x)*	19,520	35,722
MediciNova, Inc.(x)*	5,431	67,833
MeiraGTx Holdings plc(x)*	410	5,576
Mersana Therapeutics, Inc.(x)*	1,728	17,280
MiMedx Group, Inc.(x)*	14,436	89,214
Minerva Neurosciences, Inc.*	3,628	45,531
Miragen Therapeutics, Inc.(x)*	2,980	16,628
Mirati Therapeutics, Inc.*	2,757	129,855
Momenta Pharmaceuticals, Inc.*	10,681	280,910
Mustang Bio, Inc.(x)*	2,231	13,274
Myriad Genetics, Inc.*	8,142	374,532
Natera, Inc.*	4,499	107,706
Neon Therapeutics, Inc.(x)*	699	5,969
NewLink Genetics Corp.*	267	638
Novavax, Inc.(x)*	19,637	36,918
Nymox Pharmaceutical Corp.*	1,434	3,528
Organovo Holdings, Inc.(x)*	16,202	18,632
Ovid therapeutics, Inc.*	1,476	8,369
Palatin Technologies, Inc.(x)*	27,769	27,700
Pfenex, Inc.*	3,583	18,309
Pieris Pharmaceuticals, Inc.(x)*	7,206	40,354

See Notes to Portfolio of Investments.

5

EQ ADVISORS TRUST

AXA/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
PolarityTE, Inc.(x)*	1,393	$26,606
Portola Pharmaceuticals, Inc.(x)*	8,446	224,917
Progenics Pharmaceuticals, Inc.*	11,488	72,030
Proteostasis Therapeutics, Inc.(x)*	2,911	7,016
PTC Therapeutics, Inc.*	6,297	295,959
Puma Biotechnology, Inc.*	3,981	182,529
Ra Pharmaceuticals, Inc.*	139	2,515
Radius Health, Inc.*	5,631	100,232
Recro Pharma, Inc.*	2,407	17,114
REGENXBIO, Inc.*	4,395	331,823
Repligen Corp.*	5,478	303,810
Replimune Group, Inc.*	846	13,621
Retrophin, Inc.*	5,553	159,538
Rhythm Pharmaceuticals, Inc.*	2,075	60,528
Rigel Pharmaceuticals, Inc.*	21,161	67,927
Rocket Pharmaceuticals, Inc.(x)*	2,895	71,275
Rubius Therapeutics, Inc.*	1,379	33,096
Sangamo Therapeutics, Inc.*	14,156	239,944
Savara, Inc.(x)*	3,906	43,591
Scholar Rock Holding Corp.*	700	18,025
Selecta Biosciences, Inc.(x)*	2,500	38,875
Seres Therapeutics, Inc.(x)*	2,833	21,502
Solid Biosciences, Inc.(x)*	1,665	78,555
Sorrento Therapeutics, Inc.(x)*	14,912	65,613
Spark Therapeutics, Inc.*	4,385	239,202
Spectrum Pharmaceuticals, Inc.*	12,956	217,661
Spero Therapeutics, Inc.(x)*	60	631
Spring Bank Pharmaceuticals, Inc.(x)*	1,898	22,871
Stemline Therapeutics, Inc.*	3,836	63,678
Surface Oncology, Inc.(x)*	1,011	11,060
Syndax Pharmaceuticals, Inc.*	840	6,787
Synergy Pharmaceuticals, Inc.(x)*	33,453	56,870
Syros Pharmaceuticals, Inc.*	3,405	40,554
T2 Biosystems, Inc.(x)*	4,231	31,521
TG Therapeutics, Inc.(x)*	8,586	48,082
Tocagen, Inc.(x)*	2,049	31,944
Translate Bio, Inc.*	1,086	10,860
Tyme Technologies, Inc.*	5,823	16,188
Ultragenyx Pharmaceutical, Inc.*	6,541	499,339
UNITY Biotechnology, Inc.(x)*	705	11,484
Unum Therapeutics, Inc.(x)*	495	5,099
Vanda Pharmaceuticals, Inc.*	7,231	165,951
Veracyte, Inc.*	3,837	36,643
Verastem, Inc.(x)*	9,382	68,020
Vericel Corp.*	5,865	82,990
Viking Therapeutics, Inc.(x)*	7,085	123,421
Vital Therapies, Inc.*	4,226	1,164
Voyager Therapeutics, Inc.*	2,980	56,382
Xencor, Inc.*	6,441	251,006
XOMA Corp.(x)*	386	6,782
Zafgen, Inc.*	3,869	45,229
ZIOPHARM Oncology, Inc.(x)*	17,982	57,542

		22,637,535

Health Care Equipment & Supplies (5.7%)
Accuray, Inc.*	11,703	52,664
Antares Pharma, Inc.(x)*	19,305	64,865
AtriCure, Inc.*	4,719	165,307
Atrion Corp.	194	134,791
AxoGen, Inc.*	4,757	175,295
Cardiovascular Systems, Inc.*	4,433	173,508
Cerus Corp.*	16,579	119,535
CONMED Corp.	1,327	105,125
CryoLife, Inc.*	3,344	117,709
CryoPort, Inc.(x)*	3,458	44,297
Cutera, Inc.*	1,863	60,641
CytoSorbents Corp.(x)*	4,167	53,754
ElectroCore LLC*	726	10,164
Endologix, Inc.*	11,560	22,080
FONAR Corp.*	155	3,860
GenMark Diagnostics, Inc.*	7,080	52,038
Glaukos Corp.(x)*	4,592	298,021
Globus Medical, Inc., Class A*	10,058	570,891
Haemonetics Corp.*	7,183	823,027
Helius Medical Technologies, Inc.(x)*	2,248	22,008
Heska Corp.*	943	106,851
Inogen, Inc.*	2,440	595,652
Integer Holdings Corp.*	3,180	263,781
IntriCon Corp.*	984	55,301
iRadimed Corp.*	484	17,981
iRhythm Technologies, Inc.*	3,358	317,868
K2M Group Holdings, Inc.*	5,786	158,363
Lantheus Holdings, Inc.*	4,770	71,312
LeMaitre Vascular, Inc.	2,194	84,996
LivaNova plc*	5,331	660,883
Meridian Bioscience, Inc.	5,120	76,288
Merit Medical Systems, Inc.*	7,386	453,870
Natus Medical, Inc.*	4,394	156,646
Neogen Corp.*	6,940	496,418
Neuronetics, Inc.*	783	25,103
Nevro Corp.*	4,062	231,534
Novocure Ltd.*	10,206	534,794
NuVasive, Inc.*	7,125	505,733
Nuvectra Corp.*	1,926	42,333
NxStage Medical, Inc.*	9,080	253,241
OraSure Technologies, Inc.*	7,742	119,614
Orthofix Medical, Inc.*	1,842	106,486
OrthoPediatrics Corp.*	956	35,028
Oxford Immunotec Global plc*	3,460	56,156
Penumbra, Inc.*	55,835	8,358,499
Pulse Biosciences, Inc.(x)*	1,562	22,165
Quidel Corp.*	4,748	309,427
Rockwell Medical, Inc.(x)*	6,089	25,696
RTI Surgical, Inc.*	1,561	7,025
Senseonics Holdings, Inc.(x)*	11,626	55,456
Sientra, Inc.*	3,219	76,870
STAAR Surgical Co.*	6,110	293,280
Surmodics, Inc.*	1,825	136,236
Tactile Systems Technology, Inc.*	2,408	171,088
Tandem Diabetes Care, Inc.*	7,075	303,093
TransEnterix, Inc.(x)*	22,426	130,071
Utah Medical Products, Inc.	405	38,151
Varex Imaging Corp.*	5,214	149,433
ViewRay, Inc.(x)*	8,237	77,098
Wright Medical Group NV*	17,284	501,582

		19,150,982

Health Care Providers & Services (5.3%)
AAC Holdings, Inc.(x)*	1,007	7,683
Addus HomeCare Corp.*	1,294	90,774
Amedisys, Inc.*	3,701	462,477
American Renal Associates Holdings, Inc.*	1,639	35,484
AMN Healthcare Services, Inc.*	6,556	358,613
Apollo Medical Holdings, Inc.(x)*	462	10,196
BioScrip, Inc.*	1,619	5,019
BioTelemetry, Inc.*	4,522	291,443
Capital Senior Living Corp.*	3,225	30,444
Civitas Solutions, Inc.*	1,638	24,161
CorVel Corp.*	1,240	74,710
Diplomat Pharmacy, Inc.*	6,412	124,457
Ensign Group, Inc. (The)	6,882	260,965
Genesis Healthcare, Inc.*	7,794	10,522
HealthEquity, Inc.*	151,610	14,313,501
LHC Group, Inc.*	4,085	420,714
National Research Corp.	1,399	54,001

See Notes to Portfolio of Investments.

6

EQ ADVISORS TRUST

AXA/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
PetIQ, Inc.(x)*	1,445	$56,803
Providence Service Corp. (The)*	1,526	102,669
Quorum Health Corp.(x)*	3,971	23,270
R1 RCM, Inc.*	13,245	134,569
RadNet, Inc.*	5,500	82,775
Select Medical Holdings Corp.*	15,191	279,514
Surgery Partners, Inc.*	267	4,406
Tenet Healthcare Corp.*	11,621	330,734
Tivity Health, Inc.*	5,473	175,957
US Physical Therapy, Inc.	1,708	202,569

		17,968,430

Health Care Technology (2.9%)
Allscripts Healthcare Solutions, Inc.*	2,825	40,256
athenahealth, Inc.*	51,054	6,820,814
Castlight Health, Inc., Class B*	10,199	27,537
Computer Programs & Systems, Inc.	840	22,554
Evolent Health, Inc., Class A*	2,179	61,884
HealthStream, Inc.	3,515	109,000
HMS Holdings Corp.*	10,068	330,331
Inovalon Holdings, Inc., Class A*	9,337	93,837
Inspire Medical Systems, Inc.*	1,077	45,320
Medidata Solutions, Inc.*	8,035	589,046
NantHealth, Inc.(x)*	1,509	2,369
Omnicell, Inc.*	5,381	386,894
Simulations Plus, Inc.	1,538	31,068
Tabula Rasa HealthCare, Inc.*	2,402	195,018
Teladoc Health, Inc.(x)*	9,289	802,105
Vocera Communications, Inc.*	4,077	149,137

		9,707,170

Life Sciences Tools & Services (0.8%)
Accelerate Diagnostics, Inc.(x)*	3,628	83,263
Cambrex Corp.*	1,944	132,970
ChromaDex Corp.(x)*	5,337	22,896
Codexis, Inc.*	7,154	122,691
Enzo Biochem, Inc.*	6,174	25,437
Fluidigm Corp.*	3,692	27,653
Luminex Corp.	2,400	72,744
Medpace Holdings, Inc.*	2,968	177,812
NanoString Technologies, Inc.*	105,272	1,876,999
NeoGenomics, Inc.*	8,659	132,916
Pacific Biosciences of California, Inc.(x)*	16,961	91,759
Quanterix Corp.*	1,143	24,483
Syneos Health, Inc.*	701	36,137

		2,827,760

Pharmaceuticals (1.9%)
Aclaris Therapeutics, Inc.(x)*	3,046	44,228
Aerie Pharmaceuticals, Inc.*	4,968	305,780
Akcea Therapeutics, Inc.(x)*	1,770	61,985
Akorn, Inc.*	1,700	22,066
Amneal Pharmaceuticals, Inc.*	12,099	268,477
Amphastar Pharmaceuticals, Inc.*	1,915	36,845
Ampio Pharmaceuticals, Inc.(x)*	10,974	5,575
ANI Pharmaceuticals, Inc.*	1,072	60,611
Aquestive Therapeutics, Inc.*	525	9,193
Aratana Therapeutics, Inc.*	3,095	18,075
Assembly Biosciences, Inc.*	2,869	106,555
Assertio Therapeutics, Inc.*	7,010	41,219
Clearside Biomedical, Inc.*	3,884	23,887
Collegium Pharmaceutical, Inc.*	4,078	60,110
Corcept Therapeutics, Inc.(x)*	13,695	192,004
Corium International, Inc.(x)*	3,345	31,811
Cymabay Therapeutics, Inc.*	6,264	69,405
Dermira, Inc.*	4,849	52,854
Dova Pharmaceuticals, Inc.(x)*	1,635	34,286
Durect Corp.*	21,761	23,937
Eloxx Pharmaceuticals, Inc.*	2,981	50,796
Endo International plc*	1,988	33,458
Endocyte, Inc.(x)*	8,347	148,243
Evolus, Inc.*	1,240	23,089
Horizon Pharma plc*	22,973	449,810
Innovate Biopharmaceuticals, Inc.(x)*	2,566	17,526
Innoviva, Inc.*	9,411	143,424
Intersect ENT, Inc.*	34,728	998,429
Intra-Cellular Therapies, Inc.*	3,088	67,010
Kala Pharmaceuticals, Inc.*	1,690	16,680
Liquidia Technologies, Inc.(x)*	495	13,578
Marinus Pharmaceuticals, Inc.*	5,047	50,470
Medicines Co. (The)(x)*	8,917	266,707
MyoKardia, Inc.*	4,724	308,005
Neos Therapeutics, Inc.*	3,742	18,149
Ocular Therapeutix, Inc.(x)*	4,515	31,063
Odonate Therapeutics, Inc.(x)*	941	18,265
Omeros Corp.(x)*	6,433	157,030
Optinose, Inc.(x)*	2,614	32,492
Pacira Pharmaceuticals, Inc.*	5,554	272,979
Paratek Pharmaceuticals, Inc.(x)*	4,398	42,661
Phibro Animal Health Corp., Class A	2,560	109,824
Reata Pharmaceuticals, Inc., Class A(x)*	2,613	213,639
resTORbio, Inc.*	88	1,332
Revance Therapeutics, Inc.*	4,655	115,677
Sienna Biopharmaceuticals, Inc.*	2,142	31,744
SIGA Technologies, Inc.*	7,190	49,539
Supernus Pharmaceuticals, Inc.*	6,803	342,531
Teligent, Inc.(x)*	5,788	22,863
TherapeuticsMD, Inc.*	24,958	163,724
Theravance Biopharma, Inc.(x)*	6,038	197,261
Tricida, Inc.*	1,328	40,570
Verrica Pharmaceuticals, Inc.*	647	10,514
WaVe Life Sciences Ltd.*	2,476	123,800
Xeris Pharmaceuticals, Inc.*	749	13,167
Zogenix, Inc.*	4,308	213,677
Zomedica Pharmaceuticals Corp.(x)*	5,631	10,530

		6,289,159

Total Health Care		78,581,036

Industrials (10.7%)
Aerospace & Defense (0.5%)
Aerojet Rocketdyne Holdings, Inc.*	9,710	330,043
Aerovironment, Inc.*	2,946	330,452
Astronics Corp.*	2,875	125,063
Axon Enterprise, Inc.*	7,965	545,044
Cubic Corp.	2,549	186,204
Kratos Defense & Security Solutions, Inc.*	4,460	65,919
Mercury Systems, Inc.*	3,280	181,450
Moog, Inc., Class A	401	34,474
National Presto Industries, Inc.(x)	59	7,649
Sparton Corp.*	634	9,149
Wesco Aircraft Holdings, Inc.*	2,054	23,108

		1,838,555

Air Freight & Logistics (0.2%)
Air Transport Services Group, Inc.*	7,963	170,966
Echo Global Logistics, Inc.*	3,733	115,536
Forward Air Corp.	4,037	289,453
Hub Group, Inc., Class A*	2,834	129,230

		705,185

Airlines (0.1%)
Allegiant Travel Co.	1,803	228,621
Mesa Air Group, Inc.*	342	4,740

		233,361

Building Products (1.0%)
AAON, Inc.	5,773	218,219
Advanced Drainage Systems, Inc.	4,955	153,110

See Notes to Portfolio of Investments.

7

EQ ADVISORS TRUST

AXA/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
American Woodmark Corp.*	1,927	$151,173
Apogee Enterprises, Inc.	3,207	132,513
Armstrong Flooring, Inc.*	169	3,059
Builders FirstSource, Inc.*	15,947	234,102
Continental Building Products, Inc.*	5,082	190,829
CSW Industrials, Inc.*	2,110	113,307
Griffon Corp.	241	3,892
Insteel Industries, Inc.	2,276	81,663
JELD-WEN Holding, Inc.*	9,685	238,832
Masonite International Corp.*	3,636	233,068
NCI Building Systems, Inc.*	5,930	89,840
Patrick Industries, Inc.*	3,257	192,814
PGT Innovations, Inc.*	6,782	146,491
Simpson Manufacturing Co., Inc.	5,739	415,848
Trex Co., Inc.*	8,178	629,542
Universal Forest Products, Inc.	7,457	263,456

		3,491,758

Commercial Services & Supplies (1.5%)
Advanced Disposal Services, Inc.*	9,637	260,970
BrightView Holdings, Inc.*	1,866	29,949
Brink’s Co. (The)	6,988	487,413
Casella Waste Systems, Inc., Class A*	1,058	32,861
Charah Solutions, Inc.*	524	4,140
Cimpress NV*	3,055	417,344
Covanta Holding Corp.	16,626	270,173
Deluxe Corp.	6,709	382,010
Healthcare Services Group, Inc.(x)	10,286	417,817
Heritage-Crystal Clean, Inc.*	135	2,882
Herman Miller, Inc.	7,148	274,483
HNI Corp.	6,115	270,528
Interface, Inc.	7,281	170,011
Kimball International, Inc., Class B	4,286	71,791
Knoll, Inc.	6,256	146,703
McGrath RentCorp	3,388	184,544
Mobile Mini, Inc.	5,516	241,877
MSA Safety, Inc.	4,731	503,568
Pitney Bowes, Inc.	12,773	90,433
SP Plus Corp.*	929	33,909
Team, Inc.(x)*	240	5,400
Tetra Tech, Inc.	7,191	491,145
UniFirst Corp.	280	48,622
US Ecology, Inc.	3,107	229,141
Viad Corp.	1,629	96,518
VSE Corp.	97	3,214

		5,167,446

Construction & Engineering (0.6%)
Comfort Systems USA, Inc.	5,108	288,091
Dycom Industries, Inc.*	4,201	355,405
EMCOR Group, Inc.	6,049	454,339
Granite Construction, Inc.	4,885	223,245
HC2 Holdings, Inc.*	5,604	34,296
MasTec, Inc.*	9,024	402,922
MYR Group, Inc.*	2,237	73,016
NV5 Global, Inc.*	1,282	111,149
Orion Group Holdings, Inc.*	1,774	13,394
Primoris Services Corp.	3,852	95,607
Sterling Construction Co., Inc.*	803	11,499
Willscot Corp.(x)*	3,240	55,566

		2,118,529

Electrical Equipment (0.4%)
Allied Motion Technologies, Inc.	972	52,906
Atkore International Group, Inc.*	5,340	141,670
AZZ, Inc.	1,097	55,399
Energous Corp.(x)*	3,237	32,758
EnerSys	3,832	333,882
Generac Holdings, Inc.*	8,409	474,353
Plug Power, Inc.(x)*	29,982	57,565
Thermon Group Holdings, Inc.*	1,269	32,715
TPI Composites, Inc.*	2,019	57,642
Vicor Corp.*	2,183	100,418
Vivint Solar, Inc.*	1,151	5,985

		1,345,293

Industrial Conglomerates (0.1%)
Raven Industries, Inc.	5,014	229,391

Machinery (2.3%)
Actuant Corp., Class A	4,088	114,055
Alamo Group, Inc.	1,191	109,108
Albany International Corp., Class A	4,002	318,159
Altra Industrial Motion Corp.(x)	5,973	246,685
Astec Industries, Inc.	1,475	74,355
Barnes Group, Inc.	852	60,518
Blue Bird Corp.*	1,015	24,868
Chart Industries, Inc.*	1,821	142,639
Columbus McKinnon Corp.	1,876	74,177
Commercial Vehicle Group, Inc.*	4,207	38,536
DMC Global, Inc.	1,978	80,702
Douglas Dynamics, Inc.	3,022	132,666
Energy Recovery, Inc.(x)*	4,878	43,658
EnPro Industries, Inc.	260	18,962
Evoqua Water Technologies Corp.*	10,354	184,094
Federal Signal Corp.	7,867	210,678
Franklin Electric Co., Inc.	6,243	294,982
Gencor Industries, Inc.*	300	3,615
Global Brass & Copper Holdings, Inc.	2,719	100,331
Gorman-Rupp Co. (The)	533	19,455
Graham Corp.	119	3,352
Harsco Corp.*	11,178	319,132
Hillenbrand, Inc.	8,709	455,481
John Bean Technologies Corp.	4,335	517,166
Kadant, Inc.	1,550	167,168
Kennametal, Inc.	6,997	304,789
Lindsay Corp.	1,539	154,269
Lydall, Inc.*	370	15,947
Manitex International, Inc.*	1,562	16,448
Meritor, Inc.*	11,575	224,092
Milacron Holdings Corp.*	1,064	21,546
Miller Industries, Inc.	47	1,264
Mueller Industries, Inc.	7,971	231,000
Mueller Water Products, Inc., Class A	12,612	145,164
Navistar International Corp.*	399	15,362
Omega Flex, Inc.	378	26,898
Proto Labs, Inc.*	3,754	607,209
RBC Bearings, Inc.*	3,306	497,090
REV Group, Inc.(x)	769	12,073
Rexnord Corp.*	1,640	50,512
Spartan Motors, Inc.	4,734	69,827
SPX Corp.*	4,803	159,988
Standex International Corp.	1,361	141,884
Sun Hydraulics Corp.	3,914	214,409
Tennant Co.	2,514	190,938
Twin Disc, Inc.*	50	1,152
Wabash National Corp.	1,971	35,931
Watts Water Technologies, Inc., Class A	2,235	185,505
Woodward, Inc.	7,404	598,686

		7,676,525

Marine (0.0%)
Matson, Inc.	2,719	107,781

Professional Services (2.5%)
ASGN, Inc.*	7,036	555,351
Barrett Business Services, Inc.	996	66,513

See Notes to Portfolio of Investments.

8

EQ ADVISORS TRUST

AXA/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
BG Staffing, Inc.	1,149	$31,253
CRA International, Inc.	301	15,116
Exponent, Inc.	7,194	385,598
Forrester Research, Inc.	1,392	63,893
Franklin Covey Co.*	1,353	31,998
Heidrick & Struggles International, Inc.	2,597	87,908
ICF International, Inc.	282	21,277
InnerWorkings, Inc.*	574	4,546
Insperity, Inc.	5,292	624,191
Kforce, Inc.	3,146	118,290
Korn/Ferry International	7,970	392,443
Mistras Group, Inc.*	1,893	41,021
Reis, Inc.	1,210	27,830
Resources Connection, Inc.	1,343	22,294
TriNet Group, Inc.*	6,058	341,187
TrueBlue, Inc.*	274	7,138
WageWorks, Inc.*	121,857	5,209,388
Willdan Group, Inc.*	1,062	36,066

		8,083,301

Road & Rail (0.3%)
ArcBest Corp.	406	19,711
Avis Budget Group, Inc.*	9,296	298,772
Heartland Express, Inc.	6,425	126,765
Marten Transport Ltd.	2,472	52,036
PAM Transportation Services, Inc.*	210	13,669
Saia, Inc.*	3,603	275,449
Universal Logistics Holdings, Inc.	1,142	42,026
US Xpress Enterprises, Inc., Class A*	1,627	22,453
USA Truck, Inc.*	1,021	20,655
Werner Enterprises, Inc.	2,899	102,480
YRC Worldwide, Inc.*	907	8,145

		982,161

Trading Companies & Distributors (1.2%)
Applied Industrial Technologies, Inc.	5,293	414,177
Beacon Roofing Supply, Inc.*	62,419	2,258,943
BlueLinx Holdings, Inc.*	1,236	38,922
BMC Stock Holdings, Inc.*	495	9,232
CAI International, Inc.*	1,055	24,128
DXP Enterprises, Inc.*	1,638	65,635
EnviroStar, Inc.(x)	478	18,618
Foundation Building Materials, Inc.*	582	7,258
General Finance Corp.*	563	8,980
GMS, Inc.*	4,202	97,486
H&E Equipment Services, Inc.	3,380	127,696
Herc Holdings, Inc.*	3,281	167,987
Kaman Corp.	3,868	258,305
Lawson Products, Inc.*	240	8,136
MRC Global, Inc.*	6,148	115,398
Rush Enterprises, Inc., Class A	1,897	74,571
Rush Enterprises, Inc., Class B	256	10,212
SiteOne Landscape Supply, Inc.*	5,528	416,479
Systemax, Inc.	1,238	40,780

		4,162,943

Total Industrials		36,142,229

Information Technology (23.1%)
Communications Equipment (0.5%)
Acacia Communications, Inc.*	535	22,133
Aerohive Networks, Inc.*	4,357	17,951
Applied Optoelectronics, Inc.(x)*	1,996	49,221
CalAmp Corp.*	4,677	112,061
Calix, Inc.*	3,129	25,345
Casa Systems, Inc.*	3,335	49,191
Clearfield, Inc.*	1,079	14,513
Extreme Networks, Inc.*	15,976	87,548
InterDigital, Inc.	2,169	173,520
Lumentum Holdings, Inc.(x)*	8,688	520,846
NETGEAR, Inc.*	992	62,347
Plantronics, Inc.	4,630	279,189
Quantenna Communications, Inc.*	4,637	85,553
Viavi Solutions, Inc.*	11,220	127,235

		1,626,653

Electronic Equipment, Instruments & Components (0.7%)
Arlo Technologies, Inc.(x)*	753	10,926
Badger Meter, Inc.	3,999	211,747
Control4 Corp.*	1,524	52,319
ePlus, Inc.*	1,828	169,456
FARO Technologies, Inc.*	2,235	143,822
Fitbit, Inc., Class A*	6,332	33,876
II-VI, Inc.*	8,581	405,881
Insight Enterprises, Inc.*	1,808	97,795
Iteris, Inc.(x)*	3,222	17,334
Itron, Inc.*	4,741	304,372
Mesa Laboratories, Inc.	459	85,200
Methode Electronics, Inc.	2,283	82,645
Napco Security Technologies, Inc.*	1,614	24,129
nLight, Inc.(x)*	966	21,455
Novanta, Inc.*	4,549	311,152
OSI Systems, Inc.*	874	66,695
PAR Technology Corp.*	1,285	28,553
Park Electrochemical Corp.	1,562	30,443
Rogers Corp.*	1,351	199,029
Vishay Precision Group, Inc.*	1,067	39,906

		2,336,735

IT Services (4.6%)
Acxiom Holdings, Inc.*	5,353	264,492
Brightcove, Inc.*	4,852	40,757
Carbonite, Inc.*	4,290	152,939
Cardtronics plc, Class A*	4,359	137,919
Cass Information Systems, Inc.	1,621	105,560
ConvergeOne Holdings, Inc.	2,723	25,351
CSG Systems International, Inc.	3,741	150,164
Endurance International Group Holdings, Inc.*	9,785	86,108
Everi Holdings, Inc.*	9,091	83,364
Evertec, Inc.	6,974	168,073
Evo Payments, Inc., Class A*	1,732	41,395
Exela Technologies, Inc.*	5,209	37,140
ExlService Holdings, Inc.*	4,569	302,468
GTT Communications, Inc.(x)*	5,916	256,754
Hackett Group, Inc. (The)	3,058	61,619
I3 Verticals, Inc., Class A*	813	18,683
Information Services Group, Inc.*	3,082	14,732
Internap Corp.*	2,769	34,972
Limelight Networks, Inc.*	14,930	74,949
MAXIMUS, Inc.	8,846	575,521
MoneyGram International, Inc.*	378	2,022
NIC, Inc.	8,790	130,092
Okta, Inc.*	120,587	8,484,500
Perficient, Inc.*	1,842	49,089
PFSweb, Inc.*	2,097	15,518
PRGX Global, Inc.*	2,836	24,673
Science Applications International Corp.	5,884	474,250
ServiceSource International, Inc.*	10,779	30,720
Syntel, Inc.*	4,444	182,115
Travelport Worldwide Ltd.	3,190	53,815
TTEC Holdings, Inc.	1,990	51,541
Tucows, Inc., Class A(x)*	1,322	73,702
Unisys Corp.(x)*	4,760	97,104
Virtusa Corp.*	3,915	210,275
Web.com Group, Inc.*	5,101	142,318
Wix.com Ltd.*	23,100	2,765,070

		15,419,764

See Notes to Portfolio of Investments.

9

EQ ADVISORS TRUST

AXA/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Semiconductors & Semiconductor Equipment (1.5%)
ACM Research, Inc., Class A*	1,115	$12,343
Adesto Technologies Corp.(x)*	3,358	19,980
Advanced Energy Industries, Inc.*	5,494	283,765
Ambarella, Inc.(x)*	1,791	69,276
Aquantia Corp.(x)*	2,933	37,513
Brooks Automation, Inc.	9,657	338,285
Cabot Microelectronics Corp.	3,537	364,912
CEVA, Inc.*	2,734	78,603
Cirrus Logic, Inc.*	413	15,942
Cohu, Inc.	636	15,964
Diodes, Inc.*	1,375	45,774
Entegris, Inc.	19,659	569,128
FormFactor, Inc.*	846	11,633
Ichor Holdings Ltd.(x)*	3,284	67,059
Impinj, Inc.(x)*	2,233	55,423
Inphi Corp.(x)*	6,087	231,184
Integrated Device Technology, Inc.*	17,938	843,264
Kopin Corp.*	7,568	18,315
Lattice Semiconductor Corp.*	16,141	129,128
MaxLinear, Inc.*	8,767	174,288
Nanometrics, Inc.*	3,136	117,663
NVE Corp.	597	63,210
PDF Solutions, Inc.*	365	3,296
Power Integrations, Inc.	4,025	254,380
Rudolph Technologies, Inc.*	4,256	104,059
Semtech Corp.*	8,277	460,201
Silicon Laboratories, Inc.*	5,934	544,741
SMART Global Holdings, Inc.*	1,386	39,834
SunPower Corp.(x)*	2,937	21,440
Synaptics, Inc.*	469	21,396
Xcerra Corp.*	6,472	92,355
Xperi Corp.	1,468	21,800

		5,126,154

Software (15.8%)
8x8, Inc.*	12,630	268,388
A10 Networks, Inc.*	6,836	41,563
ACI Worldwide, Inc.*	15,223	428,375
Agilysys, Inc.*	973	15,860
Alarm.com Holdings, Inc.*	4,305	247,107
Altair Engineering, Inc., Class A*	4,135	179,666
Alteryx, Inc., Class A(x)*	4,081	233,474
Amber Road, Inc.*	3,283	31,582
American Software, Inc., Class A	2,344	28,433
Appfolio, Inc., Class A*	31,559	2,474,226
Apptio, Inc., Class A*	4,821	178,184
Asure Software, Inc.(x)*	1,363	16,928
Avalara, Inc.*	990	34,581
Benefitfocus, Inc.(x)*	3,068	124,101
Blackbaud, Inc.	6,687	678,597
Blackline, Inc.*	5,007	282,745
Bottomline Technologies DE, Inc.*	5,585	406,085
Box, Inc., Class A*	17,149	410,033
Carbon Black, Inc.(x)*	1,126	23,849
ChannelAdvisor Corp.*	3,405	42,392
Cision Ltd.*	7,371	123,833
Cloudera, Inc.*	14,413	254,389
CommVault Systems, Inc.*	5,473	383,110
Cornerstone OnDemand, Inc.*	7,590	430,733
Coupa Software, Inc.*	179,801	14,222,259
Digimarc Corp.*	1,481	46,577
Domo, Inc., Class B*	900	19,305
Ebix, Inc.(x)	3,363	266,181
eGain Corp.*	2,090	16,929
Ellie Mae, Inc.*	90,678	8,593,554
Envestnet, Inc.*	6,143	374,416
Everbridge, Inc.*	3,688	212,576
Five9, Inc.*	7,957	347,641
ForeScout Technologies, Inc.*	4,107	155,080
Glu Mobile, Inc.*	15,249	113,605
Hortonworks, Inc.*	9,681	220,824
HubSpot, Inc.*	16,210	2,446,900
Imperva, Inc.*	4,938	229,370
Instructure, Inc.*	4,350	153,990
j2 Global, Inc.	6,509	539,271
LivePerson, Inc.*	7,961	206,588
Majesco*	934	7,052
MINDBODY, Inc., Class A*	6,083	247,274
Mitek Systems, Inc.*	4,601	32,437
MobileIron, Inc.*	9,888	52,406
Model N, Inc.*	3,487	55,269
Monotype Imaging Holdings, Inc.	2,619	52,904
New Relic, Inc.*	6,139	578,478
NextGen Healthcare Information Systems LLC*	4,582	92,007
OneSpan, Inc.*	4,389	83,610
Park City Group, Inc.(x)*	1,689	17,059
Paylocity Holding Corp.*	4,030	323,690
Progress Software Corp.	6,335	223,562
PROS Holdings, Inc.*	4,261	149,220
Q2 Holdings, Inc.*	5,117	309,834
QAD, Inc., Class A	1,423	80,613
Qualys, Inc.*	4,675	416,543
Rapid7, Inc.*	4,999	184,563
Rimini Street, Inc.(x)*	1,229	7,755
SailPoint Technologies Holding, Inc.*	7,320	249,026
SendGrid, Inc.*	3,955	145,504
ShotSpotter, Inc.(x)*	1,001	61,351
Smartsheet, Inc., Class A(x)*	90,145	2,817,933
SPS Commerce, Inc.*	2,362	234,405
SVMK, Inc.*	128,110	2,053,603
Telaria, Inc.*	2,058	7,800
Telenav, Inc.*	2,167	10,943
Tenable Holdings, Inc.*	1,435	55,793
Trade Desk, Inc. (The), Class A(x)*	4,505	679,850
Upland Software, Inc.*	2,172	70,177
Varonis Systems, Inc.*	3,941	288,678
Veritone, Inc.(x)*	995	10,378
VirnetX Holding Corp.*	7,784	36,196
Workiva, Inc.*	73,281	2,894,600
Xero Ltd.*	80,363	2,846,429
Yext, Inc.*	11,308	268,000
Zendesk, Inc.*	25,298	1,796,158
Zix Corp.*	7,353	40,809
Zscaler, Inc.(x)*	1,926	78,542

		53,063,751

Technology Hardware, Storage & Peripherals (0.0%)
3D Systems Corp.(x)*	787	14,874
Avid Technology, Inc.*	2,377	14,096
Cray, Inc.*	971	20,877
Eastman Kodak Co.(x)*	2,076	6,436
Immersion Corp.*	3,541	37,428
USA Technologies, Inc.*	7,785	56,051

		149,762

Total Information Technology		77,722,819

Materials (2.6%)
Chemicals (1.2%)
Advanced Emissions Solutions, Inc.	73	873
AdvanSix, Inc.*	1,503	51,027
Balchem Corp.	4,432	496,783
Chase Corp.	1,044	125,437
Ferro Corp.*	11,784	273,624
GCP Applied Technologies, Inc.*	10,117	268,606
HB Fuller Co.	5,309	274,316
Ingevity Corp.*	5,861	597,118

See Notes to Portfolio of Investments.

10

EQ ADVISORS TRUST

AXA/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Innophos Holdings, Inc.	403	$17,893
KMG Chemicals, Inc.	1,869	141,222
Koppers Holdings, Inc.*	2,060	64,169
Kraton Corp.*	3,889	183,366
Kronos Worldwide, Inc.	3,013	48,961
Marrone Bio Innovations, Inc.(x)*	7,077	12,951
OMNOVA Solutions, Inc.*	6,050	59,593
PolyOne Corp.	10,499	459,016
Quaker Chemical Corp.	1,820	368,022
Sensient Technologies Corp.	3,149	240,930
Trinseo SA	4,133	323,614
Tronox Ltd., Class A	6,025	71,999
Valhi, Inc.	142	324

		4,079,844

Construction Materials (0.8%)
Eagle Materials, Inc.	28,801	2,454,998
Forterra, Inc.*	2,594	19,351
Summit Materials, Inc., Class A*	15,683	285,117
United States Lime & Minerals, Inc.	5	395
US Concrete, Inc.(x)*	2,177	99,815

		2,859,676

Containers & Packaging (0.0%)
Greif, Inc., Class A	306	16,420
Greif, Inc., Class B	77	4,439
Myers Industries, Inc.	4,815	111,949

		132,808

Metals & Mining (0.3%)
Century Aluminum Co.*	332	3,974
Cleveland-Cliffs, Inc.*	6,687	84,657
Coeur Mining, Inc.*	3,753	20,003
Compass Minerals International, Inc.	4,361	293,060
Gold Resource Corp.	6,399	32,891
Hecla Mining Co.	4,917	13,718
Kaiser Aluminum Corp.	1,155	125,964
Ramaco Resources, Inc.*	781	5,826
Ryerson Holding Corp.*	2,209	24,962
Tahoe Resources, Inc.*	20,365	56,818
Worthington Industries, Inc.	5,384	233,451

		895,324

Paper & Forest Products (0.3%)
Boise Cascade Co.	4,973	183,006
KapStone Paper and Packaging Corp.	12,200	413,702
Louisiana-Pacific Corp.	2,928	77,563
Neenah, Inc.	1,896	163,625
Schweitzer-Mauduit International, Inc.	750	28,733
Verso Corp., Class A*	317	10,673

		877,302

Total Materials		8,844,954

Real Estate (2.0%)
Equity Real Estate Investment Trusts (REITs) (0.9%)
Alexander’s, Inc. (REIT)	298	102,303
Americold Realty Trust (REIT)	12,006	300,390
Armada Hoffler Properties, Inc. (REIT)	2,153	32,532
City Office REIT, Inc. (REIT)	660	8,329
Clipper Realty, Inc. (REIT)	2,063	27,912
Easterly Government Properties, Inc. (REIT)	1,925	37,287
EastGroup Properties, Inc. (REIT)	4,960	474,275
First Industrial Realty Trust, Inc. (REIT)	3,673	115,332
Four Corners Property Trust, Inc. (REIT)	6,347	163,054
GEO Group, Inc. (The) (REIT)	3,440	86,550
Monmouth Real Estate Investment Corp. (REIT)	1,828	30,564
National Health Investors, Inc. (REIT)	2,473	186,934
National Storage Affiliates Trust (REIT)	749	19,055
NexPoint Residential Trust, Inc. (REIT)	168	5,578
Pennsylvania REIT (REIT)(x)	4,642	43,913
PS Business Parks, Inc. (REIT)	1,962	249,351
QTS Realty Trust, Inc. (REIT), Class A	3,214	137,141
Ryman Hospitality Properties, Inc. (REIT)	6,211	535,203
Saul Centers, Inc. (REIT)	1,504	84,224
Tanger Factory Outlet Centers, Inc. (REIT)	12,579	287,808
UMH Properties, Inc. (REIT)	3,816	59,682
Universal Health Realty Income Trust (REIT)	1,581	117,642
Urban Edge Properties (REIT)	2,444	53,964

		3,159,023

Real Estate Management & Development (1.1%)
Altisource Portfolio Solutions SA(x)*	88	2,836
Consolidated-Tomoka Land Co.	161	10,027
Cushman & Wakefield plc*	4,600	78,154
Essential Properties Realty Trust, Inc. (REIT)	581	8,244
FRP Holdings, Inc.*	143	8,880
HFF, Inc., Class A	5,244	222,766
Kennedy-Wilson Holdings, Inc.	8,748	188,083
Marcus & Millichap, Inc.*	2,620	90,940
Maui Land & Pineapple Co., Inc.*	913	11,686
Newmark Group, Inc., Class A	3,234	36,188
Redfin Corp.(x)*	150,543	2,815,155
RMR Group, Inc. (The), Class A	949	88,067
Trinity Place Holdings, Inc.*	2,345	14,281

		3,575,307

Total Real Estate		6,734,330

Utilities (0.2%)
Electric Utilities (0.0%)
Spark Energy, Inc., Class A(x)	1,458	12,029

Gas Utilities (0.0%)
Chesapeake Utilities Corp.	253	21,227
New Jersey Resources Corp.	864	39,830
South Jersey Industries, Inc.	1,788	63,063

		124,120

Independent Power and Renewable Electricity Producers (0.0%)
TerraForm Power, Inc., Class A	1,822	21,044

Water Utilities (0.2%)
American States Water Co.	3,511	214,663
California Water Service Group	576	24,710
Global Water Resources, Inc.	1,368	14,487
Middlesex Water Co.	1,912	92,579
Pure Cycle Corp.*	1,231	14,218
SJW Group	1,552	94,905
York Water Co. (The)	1,571	47,758

		503,320

Total Utilities		660,513

Total Common Stocks (97.8%) (Cost $240,582,991)		329,742,957

See Notes to Portfolio of Investments.

11

EQ ADVISORS TRUST

AXA/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

	Number of Rights	Value (Note 1)
RIGHTS:
Consumer Staples (0.0%)
Food Products (0.0%)
Schuman, Inc., CVR(r)*	3,751	$5,627

Total Consumer Staples		5,627

Health Care (0.0%)
Pharmaceuticals (0.0%)
Omthera Pharmaceuticals, Inc., CVR(r)*	899	—

Total Health Care		—

Total Rights (0.0%) (Cost $—)		5,627

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Company (0.6%)
JPMorgan Prime Money Market Fund, IM Shares	2,091,389	2,092,016

	Principal Amount	Value (Note 1)
Repurchase Agreements (8.9%)
Citigroup Global Markets, Inc., 2.44%, dated 9/28/18, due 10/5/18, repurchase price $3,001,423, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 1.625%-2.250%, maturing 11/30/19-11/15/27; total market value $3,162,858.(xx)	$3,000,000	3,000,000
Deutsche Bank Securities, Inc., 2.26%, dated 9/28/18, due 10/1/18, repurchase price $2,365,604, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 5/15/19-8/15/47; total market value $2,412,462.(xx)	2,365,159	2,365,159
HSBC Securities, Inc., 2.18%, dated 9/25/18, due 10/2/18, repurchase price $1,000,242, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 2/15/33-2/15/43; total market value $1,020,371.(xx)	1,000,000	1,000,000
ING Bank NV, 2.42%, dated 9/28/18, due 10/1/18, repurchase price $4,162,782, collateralized by various Common Stocks; total market value $4,624,942.(xx)	4,161,943	4,161,943
Natwest Markets Securities, Inc., 2.14%, dated 9/25/18, due 10/2/18, repurchase price $5,001,189, collateralized by various U.S. Government Treasury Securities, ranging from 1.375%-2.125%, maturing 10/31/20-11/15/26; total market value $5,101,819.(xx)	5,000,000	5,000,000
Natwest Markets Securities, Inc., 2.19%, dated 9/28/18, due 10/5/18, repurchase price $2,255,960, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-3.375%, maturing 2/15/19-5/15/44; total market value $2,300,521.(xx)	2,255,000	2,255,000
Natwest Markets Securities, Inc., 2.25%, dated 9/28/18, due 10/1/18, repurchase price $1,000,188, collateralized by various U.S. Government Treasury Securities, ranging from 1.375%-2.875%, maturing 5/31/19-11/15/26; total market value $1,020,192.(xx)	1,000,000	1,000,000
NBC Global Finance Ltd., 2.34%, dated 9/28/18, due 10/1/18, repurchase price $3,100,605, collateralized by various Common Stocks; total market value $3,449,231.(xx)	3,100,000	3,100,000
NBC Global Finance Ltd., 2.37%, dated 9/28/18, due 10/5/18, repurchase price $2,000,922, collateralized by various Common Stocks; total market value $2,225,488.(xx)	2,000,000	2,000,000
Societe Generale SA, 2.19%, dated 9/28/18, due 10/5/18, repurchase price $6,002,555, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.125%, maturing 11/8/18-11/15/45; total market value $6,120,000.(xx)	6,000,000	6,000,000

Total Repurchase Agreements		29,882,102

Total Short-Term Investments (9.5%) (Cost $31,973,909)		31,974,118

Total Investments in Securities (107.3%) (Cost $272,556,900)		361,722,702
Other Assets Less Liabilities (-7.3%)		(24,596,578)

Net Assets (100%)		$337,126,124

See Notes to Portfolio of Investments.

12

EQ ADVISORS TRUST

AXA/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

*	Non-income producing.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At September 30, 2018, the market value of these securities amounted to $13,288 or 0.0% of net assets.

(r)	Value determined using significant unobservable inputs.

(x)	All or a portion of security is on loan at September 30, 2018.

(xx)

At September 30, 2018, the Portfolio had loaned securities with a total value of $33,330,839. This was secured by cash collateral of $29,882,102 which was subsequently invested in joint repurchase agreements with a total value of $29,882,102, for which the Portfolio has a proportionate interest as reported in the Portfolio of Investments as Repurchase Agreements, and $4,266,483 collateralized by various U.S. Government Treasury Securities, ranging from 0.000% - 8.750%, maturing 10/4/18-11/15/47.

Glossary:

CVR — Contingent Value Right

USD — United States Dollar

Futures contracts outstanding as of September 30, 2018 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Russell 2000 E-Mini Index	19	12/2018	USD	1,615,760	(1,476)

					(1,476)

See Notes to Portfolio of Investments.

13

EQ ADVISORS TRUST

AXA/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2018:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Communication Services	$13,491,643	$—	$—		$13,491,643
Consumer Discretionary	76,695,469	2,647,066	—		79,342,535
Consumer Staples	4,482,217	—	—		4,482,217
Energy	3,734,745	—	—		3,734,745
Financials	17,163,089	2,842,847	—		20,005,936
Health Care	78,581,036	—	—		78,581,036
Industrials	36,142,229	—	—		36,142,229
Information Technology	74,876,390	2,846,429	—		77,722,819
Materials	8,844,954	—	—		8,844,954
Real Estate	6,734,330	—	—		6,734,330
Utilities	660,513	—	—		660,513
Rights
Consumer Staples	—	—	5,627		5,627
Health Care	—	—	—	(a)	— (a)
Short-Term Investments
Investment Company	2,092,016	—	—		2,092,016
Repurchase Agreements	—	29,882,102	—		29,882,102

Total Assets	$323,498,631	$38,218,444	$5,627		$361,722,702

Liabilities:
Futures	$(1,476)	$—	$—		$(1,476)

Total Liabilities	$(1,476)	$—	$—		$(1,476)

Total	$323,497,155	$38,218,444	$5,627		$361,721,226

(a)	Value is zero.

There were no transfers between Levels 1, 2 or 3 during the nine months ended September 30, 2018.

As of September 30, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$107,427,619
Aggregate gross unrealized depreciation	(18,317,074)

Net unrealized appreciation	$89,110,545

Federal income tax cost of investments in securities and derivative instruments, if applicable	$272,610,681

See Notes to Portfolio of Investments.

14

EQ ADVISORS TRUST

AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (8.8%)
Diversified Telecommunication Services (1.7%)
AT&T, Inc.	182,111	$6,115,287
CenturyLink, Inc.	10,119	214,523
Koninklijke KPN NV	581,020	1,532,676
Verizon Communications, Inc.	44,262	2,363,148

		10,225,634

Entertainment (2.0%)
Activision Blizzard, Inc.	8,221	683,905
Electronic Arts, Inc.*	3,273	394,364
Take-Two Interactive Software, Inc.*	1,250	172,488
Twenty-First Century Fox, Inc., Class A	11,240	520,749
Twenty-First Century Fox, Inc., Class B	35,610	1,631,650
Viacom, Inc., Class B	3,871	130,685
Walt Disney Co. (The)	73,492	8,594,154

		12,127,995

Interactive Media & Services (2.0%)
Alphabet, Inc., Class A*	3,202	3,865,070
Alphabet, Inc., Class C*	3,298	3,936,064
Facebook, Inc., Class A*	25,835	4,248,824
Twitter, Inc.*	7,712	219,484

		12,269,442

Media (2.3%)
CBS Corp. (Non-Voting), Class B	3,631	208,601
Charter Communications, Inc., Class A*	20,185	6,577,888
Comcast Corp., Class A	154,125	5,457,566
Discovery, Inc., Class A*	1,687	53,984
Discovery, Inc., Class C*	3,794	112,227
DISH Network Corp., Class A*	60,409	2,160,226
Interpublic Group of Cos., Inc. (The)	4,034	92,258
News Corp., Class A	3,764	49,647
News Corp., Class B	1,027	13,967
Omnicom Group, Inc.	2,413	164,132
Tribune Co. Litigation Interests, Class 1C(r)*	24,151	—

		14,890,496

Wireless Telecommunication Services (0.8%)
T-Mobile USA, Inc.*	50,830	3,567,249
Vodafone Group plc	576,530	1,236,134

		4,803,383

Total Communication Services		54,316,950

Consumer Discretionary (6.5%)
Auto Components (0.2%)
Aptiv plc	2,818	236,430
BorgWarner, Inc.	2,182	93,346
Goodyear Tire & Rubber Co. (The)	49,461	1,156,893
International Automotive Components Group North America LLC, Class A(r)*	131,578	14,710

		1,501,379

Automobiles (0.7%)
Ford Motor Co.	41,734	386,040
General Motors Co.	109,701	3,693,632
Harley-Davidson, Inc.	1,797	81,404

		4,161,076

Distributors (0.0%)
Genuine Parts Co.	1,622	161,227
LKQ Corp.*	3,539	112,080

		273,307

Diversified Consumer Services (0.0%)
H&R Block, Inc.	2,280	58,710

Hotels, Restaurants & Leisure (0.7%)
Carnival Corp.	4,326	275,869
Chipotle Mexican Grill, Inc.*	267	121,357
Darden Restaurants, Inc.	1,321	146,882
Hilton Worldwide Holdings, Inc.	3,194	258,011
Marriott International, Inc., Class A	3,085	407,313
McDonald’s Corp.	8,311	1,390,346
MGM Resorts International	5,661	157,999
Norwegian Cruise Line Holdings Ltd.*	2,227	127,897
Royal Caribbean Cruises Ltd.	1,866	242,468
Starbucks Corp.	14,452	821,451
Wynn Resorts Ltd.	1,047	133,032
Yum! Brands, Inc.	3,348	304,367

		4,386,992

Household Durables (1.3%)
DR Horton, Inc.	3,655	154,168
Garmin Ltd.	1,294	90,645
Leggett & Platt, Inc.	1,357	59,423
Lennar Corp., Class A	53,539	2,499,736
Mohawk Industries, Inc.*	703	123,271
Newell Brands, Inc.	146,905	2,982,172
PulteGroup, Inc.	2,991	74,087
Toll Brothers, Inc.	38,916	1,285,395
Whirlpool Corp.	652	77,425

		7,346,322

Internet & Direct Marketing Retail (2.1%)
Amazon.com, Inc.*	4,389	8,791,167
Booking Holdings, Inc.*	509	1,009,856
eBay, Inc.*	10,083	332,941
Expedia Group, Inc.	1,288	168,058
Netflix, Inc.*	4,665	1,745,316
TripAdvisor, Inc.*	1,124	57,403

		12,104,741

Leisure Products (0.0%)
Hasbro, Inc.	1,280	134,554
Mattel, Inc.*	3,759	59,016

		193,570

Multiline Retail (0.2%)
Dollar General Corp.	2,844	310,849
Dollar Tree, Inc.*	2,531	206,403
Kohl’s Corp.	1,721	128,301
Macy’s, Inc.	3,249	112,838
Nordstrom, Inc.	1,181	70,636
Target Corp.	5,580	492,211

		1,321,238

Specialty Retail (1.0%)
Advance Auto Parts, Inc.	787	132,476
AutoZone, Inc.*	283	219,523
Best Buy Co., Inc.	2,558	203,003
CarMax, Inc.*	1,829	136,571
Foot Locker, Inc.	1,143	58,270
Gap, Inc. (The)	2,301	66,384
Home Depot, Inc. (The)	12,249	2,537,380
L Brands, Inc.	2,373	71,902
Lowe’s Cos., Inc.	8,686	997,327
O’Reilly Automotive, Inc.*	848	294,527
Ross Stores, Inc.	4,025	398,878
Tiffany & Co.	1,167	150,508
TJX Cos., Inc. (The)	6,746	755,687
Tractor Supply Co.	1,289	117,144
Ulta Beauty, Inc.*	609	171,811

		6,311,391

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Textiles, Apparel & Luxury Goods (0.3%)
Hanesbrands, Inc.	3,955	$72,891
Michael Kors Holdings Ltd.*	1,575	107,982
NIKE, Inc., Class B	13,764	1,166,087
PVH Corp.	786	113,498
Ralph Lauren Corp.	584	80,329
Tapestry, Inc.	3,155	158,602
Under Armour, Inc., Class A*	2,077	44,074
Under Armour, Inc., Class C*	1,951	37,966
VF Corp.	3,485	325,673

		2,107,102

Total Consumer Discretionary		39,765,828

Consumer Staples (6.3%)
Beverages (0.9%)
Brown-Forman Corp., Class B	1,805	91,243
Coca-Cola Co. (The)	41,033	1,895,314
Constellation Brands, Inc., Class A	1,793	386,607
Molson Coors Brewing Co., Class B	2,064	126,936
Monster Beverage Corp.*	4,253	247,865
PepsiCo, Inc.	26,818	2,998,252

		5,746,217

Food & Staples Retailing (2.0%)
Costco Wholesale Corp.	4,712	1,106,755
Kroger Co. (The)	165,089	4,805,740
Rite Aid Corp.*	173,031	221,480
Sysco Corp.	5,111	374,381
Walgreens Boots Alliance, Inc.	57,194	4,169,442
Walmart, Inc.	15,336	1,440,204

		12,118,002

Food Products (0.5%)
Archer-Daniels-Midland Co.	5,962	299,710
Campbell Soup Co.	2,174	79,634
Conagra Brands, Inc.	4,066	138,122
General Mills, Inc.	6,487	278,422
Hershey Co. (The)	1,487	151,674
Hormel Foods Corp.	2,892	113,945
JM Smucker Co. (The)	1,261	129,391
Kellogg Co.	2,773	194,165
Kraft Heinz Co. (The)	6,661	367,088
McCormick & Co., Inc. (Non-Voting)	1,297	170,880
Mondelez International, Inc., Class A	15,740	676,189
Tyson Foods, Inc., Class A	3,169	188,651

		2,787,871

Household Products (0.9%)
Church & Dwight Co., Inc.	2,622	155,668
Clorox Co. (The)	1,375	206,814
Colgate-Palmolive Co.	9,312	623,438
Energizer Holdings, Inc.	36,586	2,145,769
Kimberly-Clark Corp.	3,725	423,309
Procter & Gamble Co. (The)	26,665	2,219,328

		5,774,326

Personal Products (0.1%)
Coty, Inc., Class A	4,756	59,735
Estee Lauder Cos., Inc. (The), Class A	2,390	347,315

		407,050

Tobacco (1.9%)
Altria Group, Inc.	70,091	4,227,188
British American Tobacco plc	84,142	3,931,146
British American Tobacco plc (ADR)	31,065	1,448,561
Imperial Brands plc	34,496	1,200,937
Philip Morris International, Inc.	16,670	1,359,272

		12,167,104

Total Consumer Staples		39,000,570

Energy (7.3%)
Energy Equipment & Services (0.9%)
Baker Hughes a GE Co.	78,079	2,641,412
Halliburton Co.	9,537	386,535
Helmerich & Payne, Inc.	1,106	76,060
McDermott International, Inc.*	52,352	964,846
National Oilwell Varco, Inc.	4,195	180,721
Schlumberger Ltd.	14,880	906,490
TechnipFMC plc	4,579	143,094

		5,299,158

Oil, Gas & Consumable Fuels (6.4%)
Anadarko Petroleum Corp.	73,265	4,938,794
Andeavor	1,481	227,334
Apache Corp.	4,060	193,540
BP plc	281,146	2,159,464
Cabot Oil & Gas Corp.	4,601	103,615
Chevron Corp.	20,526	2,509,919
Cimarex Energy Co.	1,012	94,055
Concho Resources, Inc.*	2,145	327,649
ConocoPhillips	12,467	964,946
Devon Energy Corp.	5,379	214,837
EOG Resources, Inc.	6,238	795,782
EQT Corp.	2,833	125,304
Exxon Mobil Corp.	45,354	3,855,997
Hess Corp.	2,697	193,051
HollyFrontier Corp.	1,735	121,277
Kinder Morgan, Inc.	263,491	4,671,695
Marathon Oil Corp.	160,762	3,742,539
Marathon Petroleum Corp.	4,826	385,935
Newfield Exploration Co.*	2,104	60,658
Noble Energy, Inc.	5,135	160,161
Occidental Petroleum Corp.	8,259	678,642
ONEOK, Inc.	4,380	296,920
Phillips 66	4,575	515,694
Pioneer Natural Resources Co.	1,817	316,503
Plains GP Holdings LP, Class A*	78,406	1,923,299
Royal Dutch Shell plc, Class A	151,709	5,210,993
Valero Energy Corp.	4,589	521,999
Williams Cos., Inc. (The)	147,696	4,015,854

		39,326,456

Total Energy		44,625,614

Financials (15.6%)
Banks (7.1%)
Bank of America Corp.	99,507	2,931,476
Barclays plc	716,937	1,605,208
BB&T Corp.	8,310	403,367
CIT Group, Inc.	56,291	2,905,179
Citigroup, Inc.	97,952	7,027,076
Citizens Financial Group, Inc.	145,617	5,616,448
Comerica, Inc.	1,891	170,568
FCB Financial Holdings, Inc., Class A*	39,554	1,874,860
Fifth Third Bancorp	7,040	196,557
Guaranty Bancorp	18,334	544,520
Huntington Bancshares, Inc.	11,894	177,458
JPMorgan Chase & Co.	88,812	10,021,547
KeyCorp	11,206	222,887
M&T Bank Corp.	1,545	254,214
People’s United Financial, Inc.	3,765	64,457
PNC Financial Services Group, Inc. (The)‡	4,945	673,460
Regions Financial Corp.	11,588	212,640
SunTrust Banks, Inc.	4,948	330,477
SVB Financial Group*	584	181,525
US Bancorp	16,404	866,295
Wells Fargo & Co.	154,038	8,096,237

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Zions Bancorp	2,022	$101,403

		44,477,859

Capital Markets (1.2%)
Affiliated Managers Group, Inc.	565	77,247
Ameriprise Financial, Inc.	1,490	220,013
Bank of New York Mellon Corp. (The)	9,855	502,506
BlackRock, Inc.‡	1,315	619,799
Cboe Global Markets, Inc.	1,174	112,657
Charles Schwab Corp. (The)	12,964	637,181
CME Group, Inc.	3,677	625,862
E*TRADE Financial Corp.*	2,718	142,396
Franklin Resources, Inc.	3,137	95,396
Goldman Sachs Group, Inc. (The)	3,779	847,404
Intercontinental Exchange, Inc.	6,079	455,256
Invesco Ltd.	4,390	100,443
Jefferies Financial Services, Inc.	3,110	68,296
Moody’s Corp.	1,784	298,285
Morgan Stanley	14,205	661,527
MSCI, Inc.	951	168,717
Nasdaq, Inc.	1,190	102,102
Northern Trust Corp.	2,392	244,295
Raymond James Financial, Inc.	1,384	127,397
S&P Global, Inc.	2,683	524,231
State Street Corp.	4,064	340,482
T. Rowe Price Group, Inc.	2,658	290,200

		7,261,692

Consumer Finance (1.1%)
Ally Financial, Inc.	54,577	1,443,562
American Express Co.	7,539	802,828
Capital One Financial Corp.	41,385	3,928,678
Discover Financial Services	3,616	276,443
Synchrony Financial	7,300	226,884

		6,678,395

Diversified Financial Services (1.3%)
Berkshire Hathaway, Inc., Class B*	20,883	4,471,259
Voya Financial, Inc.	65,348	3,245,835

		7,717,094

Insurance (4.9%)
Aflac, Inc.	8,260	388,798
Alleghany Corp.	7,463	4,869,831
Allstate Corp. (The)	3,660	361,242
American International Group, Inc.	127,081	6,765,791
Aon plc	2,606	400,751
Arthur J Gallagher & Co.	1,904	141,734
Assurant, Inc.	548	59,157
Brighthouse Financial, Inc.*	42,037	1,859,717
Chubb Ltd.	35,489	4,742,750
Cincinnati Financial Corp.	1,644	126,276
Everest Re Group Ltd.	418	95,500
Hartford Financial Services Group, Inc. (The)	75,813	3,787,617
Lincoln National Corp.	2,311	156,362
Loews Corp.	3,031	152,247
Marsh & McLennan Cos., Inc.	5,410	447,515
MetLife, Inc.	85,766	4,006,988
Principal Financial Group, Inc.	2,815	164,931
Progressive Corp. (The)	6,323	449,186
Prudential Financial, Inc.	4,478	453,711
Torchmark Corp.	1,079	93,539
Travelers Cos., Inc. (The)	2,876	373,046
Unum Group	2,253	88,025
Willis Towers Watson plc	1,406	198,162

		30,182,876

Total Financials		96,317,916

Health Care (13.5%)
Biotechnology (1.1%)
AbbVie, Inc.	16,235	1,535,506
Alexion Pharmaceuticals, Inc.*	2,372	329,732
Amgen, Inc.	6,934	1,437,349
Biogen, Inc.*	2,158	762,443
Celgene Corp.*	7,536	674,397
Gilead Sciences, Inc.	13,853	1,069,590
Incyte Corp.*	1,814	125,311
Regeneron Pharmaceuticals, Inc.*	824	332,929
Vertex Pharmaceuticals, Inc.*	2,762	532,348

		6,799,605

Health Care Equipment & Supplies (3.3%)
Abbott Laboratories	18,814	1,380,195
ABIOMED, Inc.*	481	216,330
Align Technology, Inc.*	791	309,455
Baxter International, Inc.	5,357	412,971
Becton Dickinson and Co.	2,882	752,202
Boston Scientific Corp.*	14,932	574,882
Cooper Cos., Inc. (The)	509	141,069
Danaher Corp.	6,635	720,959
Dentsply Sirona, Inc.	2,341	88,349
Edwards Lifesciences Corp.*	2,250	391,725
Hologic, Inc.*	2,925	119,867
IDEXX Laboratories, Inc.*	928	231,684
Intuitive Surgical, Inc.*	1,224	702,576
Medtronic plc	135,590	13,337,989
ResMed, Inc.	1,568	180,853
Stryker Corp.	3,325	590,786
Varian Medical Systems, Inc.*	967	108,236
Zimmer Biomet Holdings, Inc.	2,168	285,027

		20,545,155

Health Care Providers & Services (2.3%)
Aetna, Inc.	3,524	714,843
AmerisourceBergen Corp.	1,695	156,313
Anthem, Inc.	2,784	762,955
Cardinal Health, Inc.	3,312	178,848
Centene Corp.*	2,188	316,779
Cigna Corp.	2,632	548,114
CVS Health Corp.	74,868	5,893,610
DaVita, Inc.*	1,332	95,411
Envision Healthcare Corp.*	1,348	61,644
Express Scripts Holding Co.*	6,070	576,711
HCA Healthcare, Inc.	2,891	402,196
Henry Schein, Inc.*	1,638	139,279
Humana, Inc.	1,468	496,947
Laboratory Corp. of America Holdings*	1,082	187,922
McKesson Corp.	2,154	285,728
Quest Diagnostics, Inc.	1,449	156,362
UnitedHealth Group, Inc.	10,310	2,742,872
Universal Health Services, Inc., Class B	888	113,522
WellCare Health Plans, Inc.*	552	176,910

		14,006,966

Health Care Technology (0.0%)
Cerner Corp.*	3,524	226,981

Life Sciences Tools & Services (0.4%)
Agilent Technologies, Inc.	3,404	240,118
Illumina, Inc.*	1,590	583,625
IQVIA Holdings, Inc.*	1,723	223,542
Mettler-Toledo International, Inc.*	278	169,296
PerkinElmer, Inc.	1,175	114,292
Thermo Fisher Scientific, Inc.	4,323	1,055,159
Waters Corp.*	822	160,027

		2,546,059

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Pharmaceuticals (6.4%)
Allergan plc	3,418	$651,061
Bristol-Myers Squibb Co.	17,552	1,089,628
Eli Lilly & Co.	103,937	11,153,479
Johnson & Johnson	28,738	3,970,729
Merck & Co., Inc.	174,299	12,364,772
Mylan NV*	5,499	201,263
Nektar Therapeutics*	1,848	112,654
Novartis AG (ADR)	71,275	6,141,054
Perrigo Co. plc	1,348	95,438
Pfizer, Inc.	62,796	2,767,420
Zoetis, Inc.	5,162	472,633

		39,020,131

Total Health Care		83,144,897

Industrials (7.0%)
Aerospace & Defense (1.7%)
Arconic, Inc.	4,756	104,680
BAE Systems plc	308,367	2,531,326
Boeing Co. (The)	5,723	2,128,383
General Dynamics Corp.	2,987	611,499
Harris Corp.	1,266	214,220
Huntington Ingalls Industries, Inc.	461	118,053
L3 Technologies, Inc.	836	177,750
Lockheed Martin Corp.	2,650	916,794
Northrop Grumman Corp.	1,861	590,626
Raytheon Co.	3,066	633,620
Rockwell Collins, Inc.	1,756	246,665
Textron, Inc.	2,661	190,182
TransDigm Group, Inc.*	513	190,990
United Technologies Corp.	8,057	1,126,449

		9,781,237

Air Freight & Logistics (0.3%)
CH Robinson Worldwide, Inc.	1,479	144,824
Expeditors International of Washington, Inc.	1,857	136,545
FedEx Corp.	2,616	629,907
United Parcel Service, Inc., Class B	7,428	867,219

		1,778,495

Airlines (0.2%)
Alaska Air Group, Inc.	1,287	88,623
American Airlines Group, Inc.	4,441	183,547
Delta Air Lines, Inc.	6,729	389,137
Southwest Airlines Co.	5,524	344,974
United Continental Holdings, Inc.*	2,453	218,464

		1,224,745

Building Products (0.7%)
Allegion plc	1,024	92,744
AO Smith Corp.	1,551	82,777
Fortune Brands Home & Security, Inc.	1,470	76,969
Johnson Controls International plc	106,521	3,728,235
Masco Corp.	3,263	119,426

		4,100,151

Commercial Services & Supplies (0.1%)
Cintas Corp.	925	182,974
Copart, Inc.*	2,239	115,376
Republic Services, Inc.	2,357	171,260
Stericycle, Inc.*	914	53,634
Waste Management, Inc.	4,241	383,216

		906,460

Construction & Engineering (0.5%)
Fluor Corp.	50,968	2,961,240
Jacobs Engineering Group, Inc.	1,259	96,314
Quanta Services, Inc.*	1,495	49,903

		3,107,457

Electrical Equipment (0.9%)
AMETEK, Inc.	2,465	195,031
Eaton Corp. plc	4,656	403,815
Emerson Electric Co.	6,714	514,158
Rockwell Automation, Inc.	1,293	242,463
Sensata Technologies Holding plc*	84,645	4,194,160

		5,549,627

Industrial Conglomerates (0.8%)
3M Co.	6,284	1,324,102
General Electric Co.	199,073	2,247,535
Honeywell International, Inc.	7,961	1,324,710
Roper Technologies, Inc.	1,102	326,423

		5,222,770

Machinery (1.0%)
Caterpillar, Inc.	6,374	971,971
CNH Industrial NV	178,789	2,148,483
Cummins, Inc.	1,594	232,836
Deere & Co.	3,457	519,691
Dover Corp.	1,523	134,831
Flowserve Corp.	1,443	78,918
Fortive Corp.	3,272	275,502
Illinois Tool Works, Inc.	3,305	466,402
Ingersoll-Rand plc	2,641	270,174
PACCAR, Inc.	3,748	255,576
Parker-Hannifin Corp.	1,417	260,629
Pentair plc	1,673	72,525
Snap-on, Inc.	604	110,894
Stanley Black & Decker, Inc.	1,644	240,747
Xylem, Inc.	1,919	153,271

		6,192,450

Professional Services (0.3%)
Equifax, Inc.	1,316	171,830
IHS Markit Ltd.*	3,890	209,904
Nielsen Holdings plc	3,854	106,602
RELX plc	60,348	1,271,107
Robert Half International, Inc.	1,321	92,972
Verisk Analytics, Inc.*	1,764	212,650

		2,065,065

Road & Rail (0.4%)
CSX Corp.	8,740	647,197
JB Hunt Transport Services, Inc.	940	111,804
Kansas City Southern	1,057	119,737
Norfolk Southern Corp.	3,007	542,764
Union Pacific Corp.	7,922	1,289,938

		2,711,440

Trading Companies & Distributors (0.1%)
Fastenal Co.	3,055	177,251
United Rentals, Inc.*	887	145,113
WW Grainger, Inc.	487	174,059

		496,423

Total Industrials		43,136,320

Information Technology (14.3%)
Communications Equipment (2.1%)
Arista Networks, Inc.*	553	147,021
Avaya, Inc.(r)*	2,556,360	2,435
Cisco Systems, Inc.	203,374	9,894,144
F5 Networks, Inc.*	625	124,638
Juniper Networks, Inc.	3,676	110,170
Motorola Solutions, Inc.	1,777	231,259
Nokia OYJ	274,476	1,522,336
Nokia OYJ (ADR)	189,530	1,057,577

		13,089,580

Electronic Equipment, Instruments & Components (0.2%)
Amphenol Corp., Class A	3,226	303,309
Corning, Inc.	8,634	304,780
FLIR Systems, Inc.	1,490	91,590

See Notes to Portfolio of Investments.

4

EQ ADVISORS TRUST

AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
IPG Photonics Corp.*	385	$60,087
TE Connectivity Ltd.	3,739	328,770

		1,088,536

IT Services (2.8%)
Accenture plc, Class A	6,858	1,167,232
Akamai Technologies, Inc.*	1,810	132,402
Alliance Data Systems Corp.	493	116,427
Automatic Data Processing, Inc.	4,695	707,349
Broadridge Financial Solutions, Inc.	1,252	165,201
Cognizant Technology Solutions Corp., Class A	63,095	4,867,778
DXC Technology Co.	3,034	283,740
Fidelity National Information Services, Inc.	3,527	384,690
Fiserv, Inc.*	4,366	359,671
FleetCor Technologies, Inc.*	956	217,815
Gartner, Inc.*	1,004	159,134
Global Payments, Inc.	1,699	216,453
International Business Machines Corp.	9,778	1,478,531
Mastercard, Inc., Class A	9,779	2,176,903
Paychex, Inc.	3,408	250,999
PayPal Holdings, Inc.*	12,680	1,113,811
Total System Services, Inc.	1,850	182,669
VeriSign, Inc.*	1,149	183,978
Visa, Inc., Class A	19,041	2,857,864
Western Union Co. (The)	4,700	89,582

		17,112,229

Semiconductors & Semiconductor Equipment (1.7%)
Advanced Micro Devices, Inc.*	9,190	283,879
Analog Devices, Inc.	3,956	365,772
Applied Materials, Inc.	10,530	406,985
Broadcom, Inc.	4,624	1,140,880
Intel Corp.	49,394	2,335,841
KLA-Tencor Corp.	1,661	168,940
Lam Research Corp.	1,688	256,070
Microchip Technology, Inc.	2,508	197,906
Micron Technology, Inc.*	12,365	559,269
NVIDIA Corp.	6,513	1,830,283
Qorvo, Inc.*	1,345	103,417
QUALCOMM, Inc.	15,102	1,087,797
Skyworks Solutions, Inc.	1,943	176,250
Texas Instruments, Inc.	10,364	1,111,954
Xilinx, Inc.	2,701	216,539

		10,241,782

Software (4.2%)
Adobe Systems, Inc.*	5,254	1,418,317
ANSYS, Inc.*	892	166,519
Autodesk, Inc.*	2,337	364,829
CA, Inc.	3,466	153,024
Cadence Design Systems, Inc.*	3,018	136,776
Citrix Systems, Inc.*	1,360	151,178
Dell Technologies, Inc., Class V*	14,073	1,366,770
Intuit, Inc.	2,771	630,125
Microsoft Corp.	126,780	14,499,828
Oracle Corp.	30,280	1,561,237
Red Hat, Inc.*	1,896	258,387
salesforce.com, Inc.*	8,106	1,289,097
Symantec Corp.	206,654	4,397,597
Synopsys, Inc.*	1,553	153,141

		26,546,825

Technology Hardware, Storage & Peripherals (3.3%)
Apple, Inc.	49,152	11,095,572
Hewlett Packard Enterprise Co.	171,599	2,798,780
HP, Inc.	16,951	436,827
NetApp, Inc.	2,730	234,480
Samsung Electronics Co. Ltd.	102,150	4,277,546
Seagate Technology plc	2,800	132,580
Western Digital Corp.	19,635	1,149,433
Xerox Corp.	2,300	62,054

		20,187,272

Total Information Technology		88,266,224

Materials (2.4%)
Chemicals (0.8%)
Air Products & Chemicals, Inc.	2,341	391,064
Albemarle Corp.	1,175	117,242
CF Industries Holdings, Inc.	2,491	135,610
DowDuPont, Inc.	24,645	1,584,919
Eastman Chemical Co.	1,526	146,069
Ecolab, Inc.	2,721	426,598
FMC Corp.	1,489	129,811
International Flavors & Fragrances, Inc.	877	122,008
LyondellBasell Industries NV, Class A	3,429	351,507
Mosaic Co. (The)	3,748	121,735
PPG Industries, Inc.	2,592	282,865
Praxair, Inc.	3,068	493,120
Sherwin-Williams Co. (The)	880	400,585

		4,703,133

Construction Materials (0.3%)
LafargeHolcim Ltd. (Registered)*	35,947	1,774,640
Martin Marietta Materials, Inc.	701	127,547
Vulcan Materials Co.	1,394	155,013

		2,057,200

Containers & Packaging (0.9%)
Avery Dennison Corp.	983	106,508
Ball Corp.	3,683	162,015
International Paper Co.	73,985	3,636,363
Packaging Corp. of America	1,019	111,774
Sealed Air Corp.	1,680	67,452
WestRock Co.	24,812	1,325,953

		5,410,065

Metals & Mining (0.4%)
Freeport-McMoRan, Inc.	15,522	216,066
Newmont Mining Corp.	5,639	170,298
Nucor Corp.	3,396	215,476
thyssenkrupp AG	75,553	1,907,051

		2,508,891

Total Materials		14,679,289

Real Estate (2.0%)
Equity Real Estate Investment Trusts (REITs) (2.0%)
Alexander’s, Inc. (REIT)	6,453	2,215,315
Alexandria Real Estate Equities, Inc. (REIT)	1,145	144,030
American Tower Corp. (REIT)	4,713	684,799
Apartment Investment & Management Co. (REIT), Class A	1,723	76,036
AvalonBay Communities, Inc. (REIT)	1,477	267,559
Boston Properties, Inc. (REIT)	1,642	202,114
Crown Castle International Corp. (REIT)	4,426	492,747
Digital Realty Trust, Inc. (REIT)	2,200	247,456
Duke Realty Corp. (REIT)	3,810	108,090
Equinix, Inc. (REIT)	848	367,091
Equity Residential (REIT)	3,932	260,534
Essex Property Trust, Inc. (REIT)	701	172,944
Extra Space Storage, Inc. (REIT)	1,378	119,390
Federal Realty Investment Trust (REIT)	771	97,508
HCP, Inc. (REIT)	5,015	131,995
Host Hotels & Resorts, Inc. (REIT)	7,847	165,572

See Notes to Portfolio of Investments.

5

EQ ADVISORS TRUST

AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Iron Mountain, Inc. (REIT)	3,130	$108,048
Kimco Realty Corp. (REIT)	4,641	77,690
Macerich Co. (The) (REIT)	1,052	58,165
Mid-America Apartment Communities, Inc. (REIT)	1,207	120,917
Prologis, Inc. (REIT)	6,744	457,176
Public Storage (REIT)	1,600	322,608
Realty Income Corp. (REIT)	3,178	180,796
Regency Centers Corp. (REIT)	1,815	117,376
SBA Communications Corp. (REIT)*	1,232	197,896
Simon Property Group, Inc. (REIT)	3,305	584,159
SL Green Realty Corp. (REIT)	929	90,605
UDR, Inc. (REIT)	2,975	120,279
Ventas, Inc. (REIT)	3,793	206,263
Vornado Realty Trust (REIT)	43,352	3,164,695
Welltower, Inc. (REIT)	3,967	255,157
Weyerhaeuser Co. (REIT)	8,088	261,000

		12,076,010

Real Estate Management & Development (0.0%)
CBRE Group, Inc., Class A*	3,385	149,279

Total Real Estate		12,225,289

Utilities (2.0%)
Electric Utilities (1.0%)
Alliant Energy Corp.	2,395	101,955
American Electric Power Co., Inc.	5,245	371,766
Duke Energy Corp.	7,631	610,633
Edison International	3,471	234,917
Entergy Corp.	1,907	154,715
Evergy, Inc.	3,001	164,815
Eversource Energy	3,371	207,114
Exelon Corp.	10,461	456,727
FirstEnergy Corp.	5,206	193,507
NextEra Energy, Inc.	5,074	850,402
PG&E Corp.*	42,638	1,961,775
Pinnacle West Capital Corp.	1,199	94,937
PPL Corp.	7,415	216,963
Southern Co. (The)	10,963	477,987
Xcel Energy, Inc.	5,414	255,595

		6,353,808

Independent Power and Renewable Electricity Producers (0.6%)
AES Corp.	6,717	94,038
NRG Energy, Inc.	3,192	119,381
Vistra Energy Corp.*	130,671	3,251,094

		3,464,513

Multi-Utilities (0.4%)
Ameren Corp.	2,596	164,119
CenterPoint Energy, Inc.	4,761	131,642
CMS Energy Corp.	3,021	148,029
Consolidated Edison, Inc.	3,386	257,979
Dominion Energy, Inc.	7,065	496,528
DTE Energy Co.	1,928	210,403
NiSource, Inc.	3,944	98,284
Public Service Enterprise Group, Inc.	5,390	284,538
SCANA Corp.	1,589	61,796
Sempra Energy	2,929	333,174
WEC Energy Group, Inc.	3,368	224,848

		2,411,340

Water Utilities (0.0%)
American Water Works Co., Inc.	1,991	175,148

Total Utilities		12,404,809

Total Common Stocks (85.7%) (Cost $295,073,335)		527,883,706

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Corporate Bonds (0.5%)
Communication Services (0.5%)
Diversified Telecommunication Services (0.5%)
Frontier Communications Corp.
10.500%, 9/15/22	$1,588,000	1,404,475
11.000%, 9/15/25	1,797,000	1,401,121

Total Communication Services		2,805,596

Information Technology (0.0%)
Communications Equipment (0.0%)
Avaya, Inc.
7.000%, 4/1/19(b)(h)(r)(x)§	611,000	—
10.500%, 3/1/21(b)(h)(r)§	3,180,000	—

Total Information Technology		—

Utilities (0.0%)
Electric Utilities (0.0%)
Texas Competitive Electric Holdings Co. LLC
8.500%, 5/1/20(h)(r)§	5,264,099	237

Total Utilities		237

Total Corporate Bonds		2,805,833

Total Long-Term Debt Securities (0.5%) (Cost $3,084,104)		2,805,833

	Number of Warrants	Value (Note 1)
WARRANTS:
Information Technology (0.0%)
Software (0.0%)
Avaya Holdings Corp., expiring 12/15/22* (Cost $—)	12,968	58,356

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Repurchase Agreements (0.0%)
Deutsche Bank Securities, Inc., 2.26%, dated 9/28/18, due 10/1/18, repurchase price $155,989, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 5/15/19-8/15/47; total market value $159,079.(xx)	$155,960	155,960
ING Bank NV, 2.42%, dated 9/28/18, due 10/1/18, repurchase price $29,546, collateralized by various Common Stocks; total market value $32,826.(xx)	29,540	29,540

Total Repurchase Agreements		185,500

See Notes to Portfolio of Investments.

6

EQ ADVISORS TRUST

AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

	Principal Amount	Value (Note 1)
U.S. Treasury Obligations (0.2%)
U.S. Treasury Bills
2.00%, 10/25/18(p)	$1,000,000	$998,610

Total Short-Term Investments (0.2%) (Cost $1,184,170)		1,184,110

Total Investments in Securities (86.4%) (Cost $299,341,609)		531,932,005
Other Assets Less Liabilities (13.6%)		83,509,337

Net Assets (100%)		$615,441,342

See Notes to Portfolio of Investments.

7

EQ ADVISORS TRUST

AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

*	Non-income producing.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At September 30, 2018, the market value of these securities amounted to $237 or 0.0% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(b)	Rule 144A Illiquid Security. At September 30, 2018, the market value of these securities amounted to $0 or 0.0% of net assets.

(h)

Defaulted security. A security is classified as defaulted if the issuer files for bankruptcy or fails to make a scheduled interest or principal payment within the grace period set forth in the security’s governing documents.

(p)	Yield to maturity.

(r)	Value determined using significant unobservable inputs.

(x)	All or a portion of security is on loan at September 30, 2018.

(xx)

At September 30, 2018, the Portfolio had loaned securities with a total value of $181,850. This was secured by cash collateral of $185,500 which was subsequently invested in joint repurchase agreements with a total value of $185,500, for which the Portfolio has a proportionate interest as reported in the Portfolio of Investments as Repurchase Agreements.

Glossary:

ADR — American Depositary Receipt

USD — United States Dollar

See Notes to Portfolio of Investments.

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EQ ADVISORS TRUST

AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

Investments in companies which were affiliates for nine months ended September 30, 2018, were as follows:

Security Description	Shares at September 30, 2018	Market Value December 31, 2017 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value September 30, 2018 ($)	Dividend/Interest Income ($)	Capital Gain Distributions ($)
BlackRock, Inc.	1,315	729,982	—	(55,072)	33,614	(88,725)	619,799	12,137	—
PNC Financial Services Group, Inc. (The)	4,945	784,360	—	(73,382)	54,442	(91,960)	673,460	12,966	—

Total		1,514,342	—	(128,454)	88,056	(180,685)	1,293,259	25,103	—

Futures contracts outstanding as of September 30, 2018 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index	431	12/2018	USD	62,904,450	329,686

					329,686

See Notes to Portfolio of Investments.

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AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2018:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities(a)	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Communication Services	$51,548,140	$2,768,810	$—	(b)	$54,316,950
Consumer Discretionary	39,751,118	—	14,710		39,765,828
Consumer Staples	33,868,487	5,132,083	—		39,000,570
Energy	37,255,157	7,370,457	—		44,625,614
Financials	94,712,708	1,605,208	—		96,317,916
Health Care	83,144,897	—	—		83,144,897
Industrials	37,185,404	5,950,916	—		43,136,320
Information Technology	82,463,907	5,799,882	2,435		88,266,224
Materials	10,997,598	3,681,691	—		14,679,289
Real Estate	12,225,289	—	—		12,225,289
Utilities	12,404,809	—	—		12,404,809
Corporate Bonds
Communication Services	—	2,805,596	—		2,805,596
Information Technology	—	—	—	(b)	—	(b)
Utilities	—	—	237		237
Futures	329,686	—	—		329,686
Short-Term Investments
Repurchase Agreements	—	185,500	—		185,500
U.S. Treasury Obligations	—	998,610	—		998,610
Warrants
Information Technology	58,356	—	—		58,356

Total Assets	$495,945,556	$36,298,753	$17,382		$532,261,691

Total Liabilities	$—	$—	$—		$—

Total	$495,945,556	$36,298,753	$17,382		$532,261,691

(a)	A security with a market value of $58,356 transferred from Level 3 to Level 1 at the end of the period due to active trading.

(b)	Value is zero.

There were no additional transfers between Levels 1, 2 or 3 during the nine months ended September 30, 2018.

As of September 30, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$245,802,628
Aggregate gross unrealized depreciation	(15,563,066)

Net unrealized appreciation	$230,239,562

Federal income tax cost of investments in securities and derivative instruments, if applicable	$302,022,129

See Notes to Portfolio of Investments.

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AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (8.4%)
Diversified Telecommunication Services (1.9%)
AT&T, Inc.	49,456	$1,660,732
Bezeq The Israeli Telecommunication Corp. Ltd.	20,150	23,172
BT Group plc	89,994	264,273
CenturyLink, Inc.	6,435	136,422
China Telecom Corp. Ltd. (ADR)	44,300	2,189,306
Deutsche Telekom AG (Registered)*	35,870	578,267
Elisa OYJ	1,438	60,990
HKT Trust & HKT Ltd.	39,414	54,174
Iliad SA(x)	307	40,100
Koninklijke KPN NV	35,227	92,925
Nippon Telegraph & Telephone Corp.	7,556	341,290
Orange SA	21,477	342,494
PCCW Ltd.	46,000	26,795
Proximus SADP	1,648	39,378
Singapore Telecommunications Ltd.	2,037,750	4,829,604
Spark New Zealand Ltd.	20,542	55,146
Swisscom AG (Registered)	286	129,799
Telecom Italia SpA*	185,303	108,301
Telefonica Deutschland Holding AG	8,444	35,696
Telefonica SA	238,556	1,888,419
Telenor ASA	8,185	160,004
Telia Co. AB	29,787	136,812
Telstra Corp. Ltd.	46,365	106,913
TPG Telecom Ltd.(x)	3,744	23,112
United Internet AG (Registered)	1,336	63,210
Verizon Communications, Inc.	28,140	1,502,395

		14,889,729

Entertainment (0.4%)
Activision Blizzard, Inc.	5,226	434,751
DeNA Co. Ltd.	1,300	22,963
Electronic Arts, Inc.*	2,080	250,619
Konami Holdings Corp.	1,000	39,166
Nexon Co. Ltd.*	4,800	62,735
Nintendo Co. Ltd.	1,200	437,881
Take-Two Interactive Software, Inc.*	769	106,114
Toho Co. Ltd./Tokyo	1,300	40,789
Twenty-First Century Fox, Inc., Class A	7,144	330,981
Twenty-First Century Fox, Inc., Class B	3,317	151,985
Ubisoft Entertainment SA*	853	92,521
Viacom, Inc., Class B	2,481	83,759
Vivendi SA	10,994	282,991
Walt Disney Co. (The)	10,129	1,184,486

		3,521,741

Interactive Media & Services (1.7%)
Alphabet, Inc., Class A*	6,646	8,022,254
Alphabet, Inc., Class C*	2,097	2,502,707
Auto Trader Group plc(m)	9,768	56,859
Facebook, Inc., Class A*	16,424	2,701,091
Kakaku.com, Inc.	1,400	27,379
REA Group Ltd.	570	35,405
Twitter, Inc.*	4,903	139,539
Yahoo Japan Corp.	31,600	113,751

		13,598,985

Media (2.3%)
Axel Springer SE	572	38,486
CBS Corp. (Non-Voting), Class B	2,309	132,652
Charter Communications, Inc., Class A*	1,216	396,270
Comcast Corp., Class A	172,398	6,104,613
CyberAgent, Inc.	1,100	58,572
Dentsu, Inc.	2,261	104,871
Discovery, Inc., Class A(x)*	989	31,648
Discovery, Inc., Class C*	2,449	72,441
DISH Network Corp., Class A*	1,471	52,603
Eutelsat Communications SA	1,974	46,663
Hakuhodo DY Holdings, Inc.	2,300	40,344
Informa plc	13,613	135,239
Interpublic Group of Cos., Inc. (The)	2,605	59,576
ITV plc	38,534	79,281
JCDecaux SA	818	29,917
News Corp., Class A	2,855	37,658
News Corp., Class B	714	9,710
Omnicom Group, Inc.	1,540	104,751
Pearson plc	8,511	98,730
ProSiebenSat.1 Media SE	2,443	63,451
Publicis Groupe SA	2,239	133,827
RTL Group SA	397	28,325
Schibsted ASA, Class B	925	32,050
SES SA (FDR)	406,577	8,921,864
Singapore Press Holdings Ltd.	16,900	35,480
Sky plc	11,245	253,415
Telenet Group Holding NV*	534	29,400
WPP plc	13,811	202,424

		17,334,261

Wireless Telecommunication Services (2.1%)
1&1 Drillisch AG	597	29,043
Bharti Airtel Ltd.	678,633	3,169,419
China Mobile Ltd.	424,500	4,183,535
KDDI Corp.	19,100	527,679
Millicom International Cellular SA (SDR)	740	42,506
NTT DOCOMO, Inc.	14,300	384,497
SoftBank Group Corp.	21,600	2,180,532
Tele2 AB, Class B	3,523	42,415
Vodafone Group plc	2,724,241	5,841,026

		16,400,652

Total Communication Services		65,745,368

Consumer Discretionary (6.8%)
Auto Components (0.5%)
Aisin Seiki Co. Ltd.	1,700	82,741
Aptiv plc	1,789	150,097
BorgWarner, Inc.	1,485	63,528
Bridgestone Corp.	6,600	249,373
Cie Generale des Etablissements Michelin SCA	16,947	2,025,678
Continental AG	1,179	205,263
Denso Corp.	4,800	253,435
Faurecia SA	854	51,401
Goodyear Tire & Rubber Co. (The)	1,626	38,032
Koito Manufacturing Co. Ltd.	1,200	78,789
Minth Group Ltd.	8,000	33,008
NGK Spark Plug Co. Ltd.(x)	1,700	49,525
NOK Corp.	800	13,737
Nokian Renkaat OYJ	1,305	53,470
Pirelli & C SpA(m)*	4,361	36,598
Schaeffler AG (Preference)(q)	1,949	24,914
Stanley Electric Co. Ltd.	1,300	44,451
Sumitomo Electric Industries Ltd.	8,400	131,744
Sumitomo Rubber Industries Ltd.	1,900	28,512
Toyoda Gosei Co. Ltd.	600	14,813
Toyota Industries Corp.	1,600	94,631
Valeo SA	2,507	108,862
Yokohama Rubber Co. Ltd. (The)	1,500	32,331

		3,864,933

See Notes to Portfolio of Investments.

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EQ ADVISORS TRUST

AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Automobiles (0.7%)
Bayerische Motoren Werke AG	3,574	$322,465
Bayerische Motoren Werke AG (Preference)(q)	593	46,612
Daimler AG (Registered)	9,787	617,590
Ferrari NV	1,339	184,381
Fiat Chrysler Automobiles NV*	11,602	203,997
Ford Motor Co.	26,544	245,532
General Motors Co.	8,936	300,875
Harley-Davidson, Inc.	1,107	50,147
Honda Motor Co. Ltd.	17,500	529,682
Isuzu Motors Ltd.	5,600	88,273
Mazda Motor Corp.	6,220	74,671
Mitsubishi Motors Corp.	7,300	51,528
Nissan Motor Co. Ltd.	25,300	236,812
Peugeot SA	6,301	169,945
Porsche Automobil Holding SE (Preference)(q)	1,600	107,745
Renault SA	2,113	182,771
Subaru Corp.	6,500	199,085
Suzuki Motor Corp.	3,700	211,931
Toyota Motor Corp.	24,598	1,536,021
Volkswagen AG	357	62,216
Volkswagen AG (Preference)(q)	2,007	353,262
Yamaha Motor Co. Ltd.	3,200	89,703

		5,865,244

Distributors (0.0%)
Genuine Parts Co.	986	98,008
Jardine Cycle & Carriage Ltd.	1,155	27,028
LKQ Corp.*	2,160	68,407

		193,443

Diversified Consumer Services (0.0%)
Benesse Holdings, Inc.	700	19,930
H&R Block, Inc.	1,384	35,638

		55,568

Hotels, Restaurants & Leisure (0.6%)
Accor SA	2,045	104,994
Aristocrat Leisure Ltd.	5,909	121,476
Carnival Corp.	2,749	175,304
Carnival plc	1,902	118,103
Chipotle Mexican Grill, Inc.*	172	78,177
Compass Group plc	16,963	377,189
Crown Resorts Ltd.	3,980	39,385
Darden Restaurants, Inc.	868	96,513
Domino’s Pizza Enterprises Ltd.(x)	577	22,189
Flight Centre Travel Group Ltd.	576	22,134
Galaxy Entertainment Group Ltd.	25,000	158,558
Genting Singapore Ltd.	67,442	52,294
GVC Holdings plc	5,963	71,387
Hilton Worldwide Holdings, Inc.	2,031	164,064
InterContinental Hotels Group plc	1,916	119,372
Marriott International, Inc., Class A	1,961	258,911
McDonald’s Corp.	5,283	883,794
McDonald’s Holdings Co. Japan Ltd.	673	29,557
Melco Resorts & Entertainment Ltd. (ADR)	2,853	60,341
Merlin Entertainments plc(m)	8,066	42,095
MGM China Holdings Ltd.	11,200	17,741
MGM Resorts International	3,600	100,476
Norwegian Cruise Line Holdings Ltd.*	1,338	76,841
Oriental Land Co. Ltd.	2,200	230,030
Paddy Power Betfair plc	958	81,753
Royal Caribbean Cruises Ltd.	1,185	153,979
Sands China Ltd.	25,596	115,909
Shangri-La Asia Ltd.	11,000	16,356
SJM Holdings Ltd.(x)	18,000	16,647
Sodexo SA	1,003	106,368
Starbucks Corp.	9,188	522,246
Tabcorp Holdings Ltd.	21,469	75,577
TUI AG	4,782	91,810
Whitbread plc	2,025	124,500
Wynn Macau Ltd.	16,800	38,629
Wynn Resorts Ltd.	666	84,622
Yum! Brands, Inc.	2,141	194,638

		5,043,959

Household Durables (0.8%)
Barratt Developments plc	11,258	83,200
Berkeley Group Holdings plc	1,394	66,845
Casio Computer Co. Ltd.(x)	2,200	35,957
DR Horton, Inc.	2,302	97,098
Electrolux AB	2,639	58,200
Garmin Ltd.	823	57,651
Husqvarna AB, Class B	4,802	40,902
Iida Group Holdings Co. Ltd.	1,800	32,017
Leggett & Platt, Inc.	955	41,819
Lennar Corp., Class A	2,017	94,174
Mohawk Industries, Inc.*	415	72,770
Newell Brands, Inc.	2,960	60,088
Nikon Corp.	3,500	65,767
Panasonic Corp.	323,500	3,768,281
Persimmon plc	3,169	97,686
PulteGroup, Inc.	1,731	42,877
Rinnai Corp.	400	30,488
SEB SA	236	40,170
Sekisui Chemical Co. Ltd.	4,100	75,635
Sekisui House Ltd.	6,700	102,163
Sharp Corp.(x)	1,900	38,612
Sony Corp.	13,600	833,811
Taylor Wimpey plc	35,700	79,941
Techtronic Industries Co. Ltd.	14,000	89,419
Whirlpool Corp.	434	51,538

		6,057,109

Internet & Direct Marketing Retail (1.0%)
Amazon.com, Inc.*	2,790	5,588,370
Booking Holdings, Inc.*	323	640,832
Delivery Hero SE(m)*	1,003	48,235
eBay, Inc.*	6,411	211,691
Expedia Group, Inc.	818	106,733
Netflix, Inc.*	2,966	1,109,670
Rakuten, Inc.	9,400	72,043
TripAdvisor, Inc.(x)*	674	34,421
Zalando SE(m)*	1,184	46,066
ZOZO, Inc.	2,100	63,580

		7,921,641

Leisure Products (0.6%)
Bandai Namco Holdings, Inc.	2,100	81,601
Hasbro, Inc.	791	83,150
Mattel, Inc.(x)*	263,608	4,138,646
Sankyo Co. Ltd.	600	23,473
Sega Sammy Holdings, Inc.	1,800	26,536
Shimano, Inc.	800	128,921
Yamaha Corp.	1,500	79,475

		4,561,802

Multiline Retail (0.2%)
Dollar General Corp.	1,808	197,614
Dollar Tree, Inc.*	1,609	131,214
Don Quijote Holdings Co. Ltd.	1,300	65,789
Harvey Norman Holdings Ltd.(x)	5,114	13,012
Isetan Mitsukoshi Holdings Ltd.(x)	3,800	46,656
J Front Retailing Co. Ltd.	2,700	41,895
Kohl’s Corp.	1,112	82,900
Macy’s, Inc.	2,051	71,231
Marks & Spencer Group plc	18,051	67,948

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Marui Group Co. Ltd.(x)	2,200	$54,293
Next plc	1,505	107,771
Nordstrom, Inc.	739	44,200
Ryohin Keikaku Co. Ltd.	200	59,497
Takashimaya Co. Ltd.	1,500	25,334
Target Corp.	3,553	313,410

		1,322,764

Specialty Retail (1.6%)
ABC-Mart, Inc.	400	22,250
Advance Auto Parts, Inc.	23,254	3,914,345
AutoZone, Inc.*	180	139,626
Best Buy Co., Inc.	1,661	131,817
CarMax, Inc.*	1,177	87,887
Dufry AG (Registered)(x)*	363	40,927
Fast Retailing Co. Ltd.	600	305,862
Foot Locker, Inc.	773	39,408
Gap, Inc. (The)	1,584	45,698
Hennes & Mauritz AB, Class B(x)	9,454	174,711
Hikari Tsushin, Inc.	200	39,535
Home Depot, Inc. (The)	7,791	1,613,905
Industria de Diseno Textil SA	11,779	357,081
Kingfisher plc	736,197	2,475,662
L Brands, Inc.	1,444	43,753
Lowe’s Cos., Inc.	5,523	634,151
Nitori Holdings Co. Ltd.(x)	900	129,075
O’Reilly Automotive, Inc.*	540	187,553
Ross Stores, Inc.	2,564	254,092
Shimamura Co. Ltd.	200	18,976
Tiffany & Co.	742	95,696
TJX Cos., Inc. (The)	4,295	481,126
Tractor Supply Co.	795	72,250
Ulta Beauty, Inc.*	387	109,180
USS Co. Ltd.	2,400	44,548
Yamada Denki Co. Ltd.(x)	7,000	35,425

		11,494,539

Textiles, Apparel & Luxury Goods (0.8%)
adidas AG	2,007	491,445
Asics Corp.(x)	1,700	25,346
Burberry Group plc	4,544	119,341
Cie Financiere Richemont SA (Registered)	5,600	456,491
Hanesbrands, Inc.(x)	2,364	43,569
Hermes International	345	228,561
HUGO BOSS AG	669	51,514
Kering SA	818	438,494
Li & Fung Ltd.	62,000	13,860
Luxottica Group SpA	1,897	128,891
LVMH Moet Hennessy Louis Vuitton SE	3,001	1,061,321
Michael Kors Holdings Ltd.*	1,001	68,629
Moncler SpA	1,951	84,039
NIKE, Inc., Class B	8,750	741,300
Pandora A/S	1,187	74,126
Puma SE	90	44,410
PVH Corp.	546	78,842
Ralph Lauren Corp.	358	49,243
Swatch Group AG (The)	327	130,047
Swatch Group AG (The) (Registered)	626	48,797
Tapestry, Inc.	38,349	1,927,804
Under Armour, Inc., Class A(x)*	1,274	27,034
Under Armour, Inc., Class C*	1,259	24,500
VF Corp.	2,217	207,179
Yue Yuen Industrial Holdings Ltd.	8,000	22,227

		6,587,010

Total Consumer Discretionary		52,968,012

Consumer Staples (6.6%)
Beverages (1.2%)
Anheuser-Busch InBev SA/NV	8,200	716,140
Asahi Group Holdings Ltd.	4,000	173,385
Brown-Forman Corp., Class B	1,148	58,031
Carlsberg A/S, Class B	1,139	136,618
Coca-Cola Amatil Ltd.	5,201	36,693
Coca-Cola Bottlers Japan Holdings, Inc.	1,500	40,134
Coca-Cola Co. (The)	26,095	1,205,328
Coca-Cola European Partners plc	2,282	103,763
Coca-Cola HBC AG*	2,082	70,908
Constellation Brands, Inc., Class A	1,139	245,591
Davide Campari-Milano SpA	6,535	55,654
Diageo plc	26,477	938,330
Heineken Holding NV	1,226	111,029
Heineken NV	2,752	258,045
Kirin Holdings Co. Ltd.	9,000	230,584
Molson Coors Brewing Co., Class B	1,297	79,766
Monster Beverage Corp.*	2,701	157,414
PepsiCo, Inc.	9,655	1,079,429
Pernod Ricard SA	2,280	374,049
Remy Cointreau SA	229	29,832
Suntory Beverage & Food Ltd.	83,900	3,551,832
Treasury Wine Estates Ltd.	7,734	97,778

		9,750,333

Food & Staples Retailing (2.1%)
Aeon Co. Ltd.	6,700	161,426
Carrefour SA	6,071	116,304
Casino Guichard Perrachon SA(x)	609	25,610
Colruyt SA(x)	714	40,413
Costco Wholesale Corp.	2,996	703,700
Dairy Farm International Holdings Ltd.	3,700	33,300
FamilyMart UNY Holdings Co. Ltd.	700	72,883
ICA Gruppen AB	806	25,575
J Sainsbury plc	18,976	79,592
Jeronimo Martins SGPS SA	2,776	40,885
Koninklijke Ahold Delhaize NV	13,279	304,497
Kroger Co. (The)	71,238	2,073,739
Lawson, Inc.	500	30,452
METRO AG	1,817	28,480
Seven & i Holdings Co. Ltd.	77,600	3,455,871
Sundrug Co. Ltd.	800	28,551
Sysco Corp.	3,252	238,209
Tesco plc	104,513	326,661
Tsuruha Holdings, Inc.	400	49,252
Walgreens Boots Alliance, Inc.	88,278	6,435,467
Walmart, Inc.	9,753	915,904
Wesfarmers Ltd.	12,255	441,598
Wm Morrison Supermarkets plc	23,567	79,680
Woolworths Group Ltd.	14,225	288,734

		15,996,783

Food Products (1.1%)
a2 Milk Co. Ltd.*	7,976	59,530
Ajinomoto Co., Inc.	5,000	85,834
Archer-Daniels-Midland Co.	3,794	190,724
Associated British Foods plc	3,874	115,631
Barry Callebaut AG (Registered)	23	43,591
Calbee, Inc.	700	23,042
Campbell Soup Co.(x)	1,244	45,568
Chocoladefabriken Lindt & Spruengli AG	12	84,125
Chocoladefabriken Lindt & Spruengli AG (Registered)	1	82,026
Conagra Brands, Inc.	2,736	92,942
Danone SA	6,545	506,858

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
General Mills, Inc.	4,123	$176,959
Golden Agri-Resources Ltd.	75,544	13,815
Hershey Co. (The)	943	96,186
Hormel Foods Corp.(x)	1,780	70,132
JM Smucker Co. (The)	766	78,599
Kellogg Co.	37,361	2,616,017
Kerry Group plc, Class A	1,729	191,210
Kikkoman Corp.(x)	1,500	89,245
Kraft Heinz Co. (The)	4,235	233,391
Marine Harvest ASA	4,539	105,155
McCormick & Co., Inc. (Non-Voting)	844	111,197
Meiji Holdings Co. Ltd.	1,238	83,136
Mondelez International, Inc., Class A	10,002	429,686
Nestle SA (Registered)	33,494	2,792,417
NH Foods Ltd.	1,000	36,921
Nisshin Seifun Group, Inc.	1,915	41,968
Nissin Foods Holdings Co. Ltd.	700	48,117
Orkla ASA	8,873	74,963
Toyo Suisan Kaisha Ltd.	800	31,016
Tyson Foods, Inc., Class A	2,017	120,072
WH Group Ltd.(m)	91,500	64,402
Wilmar International Ltd.	20,900	49,229
Yakult Honsha Co. Ltd.	1,200	98,328
Yamazaki Baking Co. Ltd.	1,400	28,020

		9,010,052

Household Products (0.5%)
Church & Dwight Co., Inc.	1,663	98,732
Clorox Co. (The)	878	132,060
Colgate-Palmolive Co.	5,914	395,942
Essity AB, Class B	6,393	160,699
Henkel AG & Co. KGaA	1,067	113,292
Henkel AG & Co. KGaA (Preference)(q)	1,940	227,609
Kimberly-Clark Corp.	2,368	269,100
Lion Corp.	2,500	55,536
Procter & Gamble Co. (The)	16,952	1,410,915
Reckitt Benckiser Group plc	7,196	658,049
Unicharm Corp.	4,500	148,838

		3,670,772

Personal Products (1.2%)
Beiersdorf AG	1,122	126,596
Coty, Inc., Class A	470,905	5,914,567
Estee Lauder Cos., Inc. (The), Class A	1,519	220,741
Kao Corp.	5,300	427,937
Kobayashi Pharmaceutical Co. Ltd.	500	36,789
Kose Corp.	300	57,164
L’Oreal SA	2,712	653,999
Pola Orbis Holdings, Inc.	1,100	40,178
Shiseido Co. Ltd.	4,100	317,514
Unilever NV (CVA)	16,609	924,951
Unilever plc	13,256	728,435
		9,448,871
Tobacco (0.5%)
Altria Group, Inc.	12,833	773,958
British American Tobacco plc	24,685	1,153,293
Imperial Brands plc	10,359	360,636
Japan Tobacco, Inc.	11,800	308,034
Philip Morris International, Inc.	10,597	864,079
Swedish Match AB	1,911	97,836

		3,557,836

Total Consumer Staples		51,434,647

Energy (8.1%)
Energy Equipment & Services (0.2%)
Baker Hughes a GE Co.	2,828	95,671
Halliburton Co.	6,072	246,098
Helmerich & Payne, Inc.	782	53,778
John Wood Group plc	6,911	69,504
National Oilwell Varco, Inc.	2,590	111,577
Schlumberger Ltd.	9,401	572,710
TechnipFMC plc	2,939	91,844
Tenaris SA	5,111	85,629

		1,326,811

Oil, Gas & Consumable Fuels (7.9%)
Aker BP ASA	1,178	49,993
Anadarko Petroleum Corp.	3,489	235,193
Andeavor	968	148,588
Apache Corp.	97,387	4,642,438
BP plc	1,583,383	12,161,864
Cabot Oil & Gas Corp.	3,056	68,821
Caltex Australia Ltd.	2,845	61,490
Chevron Corp.	13,050	1,595,754
Cimarex Energy Co.	654	60,783
Concho Resources, Inc.*	1,364	208,351
ConocoPhillips	7,929	613,705
Devon Energy Corp.	3,414	136,355
Enagas SA	2,354	63,545
Eni SpA	197,344	3,730,634
EOG Resources, Inc.	3,965	505,815
EQT Corp.	1,798	79,526
Equinor ASA	12,500	352,480
Exxon Mobil Corp.	75,734	6,438,905
Galp Energia SGPS SA	5,640	111,911
Hess Corp.	1,698	121,543
HollyFrontier Corp.	1,104	77,170
Husky Energy, Inc.	175,500	3,081,593
Idemitsu Kosan Co. Ltd.	1,400	74,054
Inpex Corp.	241,900	3,016,831
JXTG Holdings, Inc.	34,694	262,083
Kinder Morgan, Inc.	12,853	227,884
Koninklijke Vopak NV	739	36,414
Kunlun Energy Co. Ltd.(x)	2,182,000	2,539,235
Lundin Petroleum AB	1,998	76,481
Marathon Oil Corp.	5,782	134,605
Marathon Petroleum Corp.	3,068	245,348
Neste OYJ	1,371	113,336
Newfield Exploration Co.*	1,415	40,794
Noble Energy, Inc.	3,282	102,366
Occidental Petroleum Corp.	5,191	426,544
Oil Search Ltd.	14,847	96,911
OMV AG	1,618	90,904
ONEOK, Inc.	2,786	188,863
Origin Energy Ltd.*	19,079	113,916
Phillips 66	2,909	327,902
Pioneer Natural Resources Co.	1,154	201,015
Repsol SA	14,487	288,718
Royal Dutch Shell plc, Class A	49,475	1,700,166
Royal Dutch Shell plc, Class B	279,798	9,806,479
Santos Ltd.	19,286	101,211
Showa Shell Sekiyu KK	2,000	42,369
Snam SpA	24,561	102,346
TOTAL SA	100,939	6,544,181
Valero Energy Corp.	2,920	332,150
Williams Cos., Inc. (The)	8,236	223,937
Woodside Petroleum Ltd.	9,825	273,995

		62,277,495

Total Energy		63,604,306

Financials (15.8%)
Banks (9.9%)
ABN AMRO Group NV (CVA)(m)	4,454	121,267
AIB Group plc	9,163	47,342
Aozora Bank Ltd.	1,100	39,306

See Notes to Portfolio of Investments.

4

EQ ADVISORS TRUST

AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Australia & New Zealand Banking Group Ltd.	31,454	$640,715
Banco Bilbao Vizcaya Argentaria SA	71,761	457,416
Banco de Sabadell SA	60,035	93,333
Banco Santander SA	173,660	874,158
Bangkok Bank PCL	66,100	445,572
Bangkok Bank PCL (NVDR)	502,400	3,262,338
Bank Hapoalim BM	11,660	85,397
Bank Leumi Le-Israel BM	15,526	102,400
Bank of America Corp.	63,261	1,863,669
Bank of East Asia Ltd. (The)	13,800	51,474
Bank of Ireland Group plc (Aquis Stock Exchange)	51,800	401,150
Bank of Ireland Group plc (Turquoise Stock Exchange)	201,382	1,542,007
Bank of Kyoto Ltd. (The)	600	31,315
Bank of Queensland Ltd.	4,280	34,094
Bankia SA	12,002	47,058
Bankinter SA	7,818	71,999
Barclays plc	182,393	408,374
BB&T Corp.	5,283	256,437
Bendigo & Adelaide Bank Ltd.	5,140	39,941
BNP Paribas SA	120,275	7,360,703
BOC Hong Kong Holdings Ltd.	39,500	187,702
CaixaBank SA	39,396	180,127
Chiba Bank Ltd. (The)	6,600	45,077
Citigroup, Inc.	129,429	9,285,237
Citizens Financial Group, Inc.	3,257	125,622
Comerica, Inc.	1,161	104,722
Commerzbank AG*	11,143	116,115
Commonwealth Bank of Australia(x)	18,863	973,684
Concordia Financial Group Ltd.	11,700	57,357
Credit Agricole SA	155,100	2,230,457
Danske Bank A/S	7,718	202,716
DBS Group Holdings Ltd.	19,600	374,064
DNB ASA	10,479	220,492
Erste Group Bank AG*	3,280	136,259
Fifth Third Bancorp	4,473	124,886
Fukuoka Financial Group, Inc.	1,400	38,506
Hana Financial Group, Inc.	62,754	2,520,343
Hang Seng Bank Ltd.	8,300	225,409
HSBC Holdings plc (Hong Kong Stock Exchange)	580,728	5,133,442
HSBC Holdings plc (London Stock Exchange)	215,363	1,880,156
Huntington Bancshares, Inc.	7,536	112,437
ING Groep NV	456,050	5,921,893
Intesa Sanpaolo SpA	160,217	409,430
Japan Post Bank Co. Ltd.(x)	4,200	49,644
JPMorgan Chase & Co.	80,189	9,048,527
KB Financial Group, Inc. (ADR)	51,795	2,500,663
KBC Group NV	2,646	196,924
KeyCorp	7,205	143,307
Lloyds Banking Group plc	775,806	599,330
M&T Bank Corp.	980	161,249
Mebuki Financial Group, Inc.	8,330	28,813
Mediobanca Banca di Credito Finanziario SpA	6,016	60,098
Mitsubishi UFJ Financial Group, Inc.	127,200	793,852
Mizrahi Tefahot Bank Ltd.	1,580	27,678
Mizuho Financial Group, Inc.	257,624	449,402
National Australia Bank Ltd.	29,117	585,323
Nordea Bank AB	32,773	357,179
Oversea-Chinese Banking Corp. Ltd.	34,386	287,755
People’s United Financial, Inc.	2,355	40,318
PNC Financial Services Group, Inc. (The)‡	3,142	427,909
Raiffeisen Bank International AG	1,683	48,460
Regions Financial Corp.	7,368	135,203
Resona Holdings, Inc.	22,851	128,373
Royal Bank of Scotland Group plc	52,124	169,846
Seven Bank Ltd.(x)	6,500	20,538
Shinsei Bank Ltd.	2,000	32,688
Shizuoka Bank Ltd. (The)	4,900	43,989
Skandinaviska Enskilda Banken AB, Class A	17,744	198,136
Societe Generale SA	8,335	357,772
Standard Chartered plc	665,510	5,520,297
Sumitomo Mitsui Financial Group, Inc.	14,377	580,293
Sumitomo Mitsui Trust Holdings, Inc.	3,586	147,581
SunTrust Banks, Inc.	3,146	210,121
SVB Financial Group*	359	111,588
Svenska Handelsbanken AB, Class A	16,435	207,578
Swedbank AB, Class A	9,746	241,583
UniCredit SpA	135,569	2,040,565
United Overseas Bank Ltd.	14,207	281,428
US Bancorp	10,429	550,755
Wells Fargo & Co.	29,519	1,551,519
Westpac Banking Corp.	36,636	739,652
Yamaguchi Financial Group, Inc.(x)	2,000	21,792
Zions Bancorp	1,300	65,195

		78,046,521

Capital Markets (1.7%)
3i Group plc	10,316	126,553
Affiliated Managers Group, Inc.	348	47,579
Ameriprise Financial, Inc.	943	139,243
Amundi SA(m)	680	50,955
ASX Ltd.	2,109	97,049
Bank of New York Mellon Corp. (The)	6,265	319,452
BlackRock, Inc.‡	835	393,561
Cboe Global Markets, Inc.	741	71,106
Charles Schwab Corp. (The)	8,234	404,701
CME Group, Inc.	2,337	397,781
Credit Suisse Group AG (Registered)*	27,867	418,828
Daiwa Securities Group, Inc.	17,100	104,027
Deutsche Bank AG (Registered)	21,407	244,271
Deutsche Boerse AG	2,078	278,421
E*TRADE Financial Corp.*	1,785	93,516
Franklin Resources, Inc.	1,995	60,668
Goldman Sachs Group, Inc. (The)	2,399	537,952
Hargreaves Lansdown plc	2,895	84,334
Hong Kong Exchanges & Clearing Ltd.	12,873	368,347
Intercontinental Exchange, Inc.	3,924	293,868
Invesco Ltd.	2,663	60,929
Investec plc	6,869	48,311
Japan Exchange Group, Inc.	5,300	92,361
Jefferies Financial Services, Inc.	1,943	42,668
Julius Baer Group Ltd.*	2,368	118,497
London Stock Exchange Group plc	3,381	202,096
Macquarie Group Ltd.	3,525	321,156
Moody’s Corp.	1,131	189,103
Morgan Stanley	9,031	420,574
MSCI, Inc.	603	106,978
Nasdaq, Inc.	757	64,951
Natixis SA	9,536	64,703
Nomura Holdings, Inc.	37,700	180,072
Northern Trust Corp.	1,521	155,340
Partners Group Holding AG	193	153,098
Raymond James Financial, Inc.	922	84,870

See Notes to Portfolio of Investments.

5

EQ ADVISORS TRUST

AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
S&P Global, Inc.	1,727	$337,439
SBI Holdings, Inc.	2,250	69,904
Schroders plc	1,355	54,661
Singapore Exchange Ltd.	7,800	42,051
St James’s Place plc	5,754	85,797
State Street Corp.	2,584	216,488
T. Rowe Price Group, Inc.	1,688	184,296
UBS Group AG (Registered)*	329,624	5,206,003

		13,034,558

Consumer Finance (0.8%)
Acom Co. Ltd.(x)	4,400	17,736
AEON Financial Service Co. Ltd.	1,100	22,780
American Express Co.	4,789	509,981
Capital One Financial Corp.	56,989	5,409,966
Credit Saison Co. Ltd.	1,600	26,094
Discover Financial Services	2,295	175,453
Synchrony Financial	4,641	144,242

		6,306,252

Diversified Financial Services (0.5%)
AMP Ltd.	29,903	68,953
Berkshire Hathaway, Inc., Class B*	13,276	2,842,525
BGP Holdings plc(r)*	177,813	—
Challenger Ltd.	5,683	46,009
Eurazeo SA	434	34,189
EXOR NV	1,221	81,968
Groupe Bruxelles Lambert SA	857	89,850
Industrivarden AB, Class C	1,955	43,445
Investor AB, Class B	4,906	226,714
Kinnevik AB, Class B	2,555	77,362
L E Lundbergforetagen AB, Class B	940	31,688
Mitsubishi UFJ Lease & Finance Co. Ltd.	3,500	20,608
ORIX Corp.	14,400	233,453
Pargesa Holding SA	364	29,245
Standard Life Aberdeen plc	29,604	118,034
Tokyo Century Corp.	500	31,068
Wendel SA	290	43,166

		4,018,277

Insurance (2.9%)
Admiral Group plc	2,069	56,092
Aegon NV	775,773	5,033,174
Aflac, Inc.	5,252	247,212
Ageas	2,028	109,042
AIA Group Ltd.	130,000	1,160,781
Allianz SE (Registered)	4,738	1,056,203
Allstate Corp. (The)	2,333	230,267
American International Group, Inc.	5,990	318,908
Aon plc	1,658	254,967
Arthur J Gallagher & Co.	1,211	90,147
Assicurazioni Generali SpA	12,771	220,637
Assurant, Inc.	391	42,208
Aviva plc	42,991	274,289
AXA SA‡	20,996	564,337
Baloise Holding AG (Registered)	518	79,014
Brighthouse Financial, Inc.*	803	35,525
China Life Insurance Co. Ltd., Class H	1,089,000	2,473,372
Chubb Ltd.	23,418	3,129,582
Cincinnati Financial Corp.	1,014	77,885
CNP Assurances	1,725	41,578
Dai-ichi Life Holdings, Inc.	11,500	239,423
Direct Line Insurance Group plc	14,808	62,515
Everest Re Group Ltd.	289	66,028
Gjensidige Forsikring ASA	2,250	37,930
Hannover Rueck SE	653	92,269
Hartford Financial Services Group, Inc. (The)	2,425	121,153
Insurance Australia Group Ltd.	25,812	136,578
Japan Post Holdings Co. Ltd.	16,700	198,719
Legal & General Group plc	64,577	220,693
Lincoln National Corp.	1,470	99,460
Loews Corp.	1,936	97,245
Mapfre SA	11,751	36,865
Marsh & McLennan Cos., Inc.	3,443	284,805
Medibank Pvt Ltd.	28,805	60,591
MetLife, Inc.	6,775	316,528
MS&AD Insurance Group Holdings, Inc.	5,011	167,327
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	1,612	357,010
NN Group NV	3,427	152,910
Poste Italiane SpA(m)	5,766	46,072
Principal Financial Group, Inc.	1,860	108,977
Progressive Corp. (The)	3,952	280,750
Prudential Financial, Inc.	2,841	287,850
Prudential plc	27,844	638,555
QBE Insurance Group Ltd.	14,604	117,388
RSA Insurance Group plc	11,081	83,047
Sampo OYJ, Class A	4,833	250,266
SCOR SE	1,793	83,271
Sompo Holdings, Inc.	3,585	152,683
Sony Financial Holdings, Inc.	1,900	41,873
Suncorp Group Ltd.	14,142	147,818
Swiss Life Holding AG (Registered)*	363	137,595
Swiss Re AG	3,367	310,832
T&D Holdings, Inc.	5,900	97,364
Tokio Marine Holdings, Inc.	7,300	362,173
Torchmark Corp.	681	59,036
Travelers Cos., Inc. (The)	1,834	237,888
Tryg A/S	1,311	32,638
Unum Group	1,422	55,558
Willis Towers Watson plc	894	126,000
Zurich Insurance Group AG	1,624	513,312

		22,414,215

Total Financials		123,819,823

Health Care (14.3%)
Biotechnology (2.7%)
AbbVie, Inc.	10,321	976,160
Alexion Pharmaceuticals, Inc.*	1,505	209,210
Amgen, Inc.	25,485	5,282,786
Biogen, Inc.*	1,372	484,741
BioMarin Pharmaceutical, Inc.*	23,080	2,238,068
Celgene Corp.*	45,508	4,072,511
CSL Ltd.	4,867	707,527
Genmab A/S*	632	99,382
Gilead Sciences, Inc.	72,834	5,623,513
Grifols SA	3,173	89,374
Incyte Corp.*	1,224	84,554
Regeneron Pharmaceuticals, Inc.*	536	216,565
Shire plc	9,844	593,226
Vertex Pharmaceuticals, Inc.*	1,755	338,259

		21,015,876

Health Care Equipment & Supplies (1.1%)
Abbott Laboratories	11,962	877,532
ABIOMED, Inc.*	306	137,624
Align Technology, Inc.*	503	196,784
Baxter International, Inc.	3,406	262,569
Becton Dickinson and Co.	1,832	478,152
BioMerieux	466	38,847
Boston Scientific Corp.*	9,490	365,365
Cochlear Ltd.	615	89,195
Coloplast A/S, Class B	1,279	130,789

See Notes to Portfolio of Investments.

6

EQ ADVISORS TRUST

AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
ConvaTec Group plc(m)	13,945	$42,241
Cooper Cos., Inc. (The)	343	95,062
CYBERDYNE, Inc.(x)*	1,100	8,684
Danaher Corp.	4,215	458,002
Dentsply Sirona, Inc.	1,478	55,780
Edwards Lifesciences Corp.*	1,429	248,789
Essilor International Cie Generale d’Optique SA	2,216	327,914
Fisher & Paykel Healthcare Corp. Ltd.	6,420	64,045
Getinge AB, Class B	82,628	952,033
Hologic, Inc.*	1,894	77,616
Hoya Corp.	4,100	243,575
IDEXX Laboratories, Inc.*	589	147,050
Intuitive Surgical, Inc.*	777	445,998
Koninklijke Philips NV	10,126	461,278
Medtronic plc	9,182	903,233
Olympus Corp.	3,200	124,908
ResMed, Inc.	958	110,496
Sartorius AG (Preference)(q)	388	62,978
Siemens Healthineers AG(m)*	1,647	72,426
Smith & Nephew plc	9,354	170,627
Sonova Holding AG (Registered)	596	118,605
Straumann Holding AG (Registered)	113	84,975
Stryker Corp.	2,114	375,616
Sysmex Corp.	1,800	154,938
Terumo Corp.	3,300	195,467
Varian Medical Systems, Inc.*	638	71,411
William Demant Holding A/S*	1,129	42,433
Zimmer Biomet Holdings, Inc.	1,377	181,034

		8,874,071

Health Care Providers & Services (1.6%)
Aetna, Inc.	2,242	454,790
Alfresa Holdings Corp.	1,900	50,836
AmerisourceBergen Corp.	1,092	100,704
Anthem, Inc.	1,770	485,069
Cardinal Health, Inc.	58,475	3,157,650
Centene Corp.*	1,390	201,244
Cigna Corp.	1,673	348,402
CVS Health Corp.	6,954	547,419
DaVita, Inc.*	864	61,888
Envision Healthcare Corp.*	843	38,550
Express Scripts Holding Co.*	3,859	366,644
Fresenius Medical Care AG & Co. KGaA	2,321	238,705
Fresenius SE & Co. KGaA	4,471	328,282
HCA Healthcare, Inc.	1,838	255,703
Healthscope Ltd.	21,288	32,315
Henry Schein, Inc.*	1,041	88,516
Humana, Inc.	948	320,917
Laboratory Corp. of America Holdings*	685	118,971
McKesson Corp.	1,368	181,465
Mediclinic International plc	3,592	20,085
Medipal Holdings Corp.	2,100	43,822
NMC Health plc	1,134	50,165
Quest Diagnostics, Inc.	920	99,277
Ramsay Health Care Ltd.	1,448	57,495
Ryman Healthcare Ltd.	4,162	38,623
Sinopharm Group Co. Ltd., Class H	532,800	2,606,710
Sonic Healthcare Ltd.	4,495	80,938
Suzuken Co. Ltd.	660	31,310
UnitedHealth Group, Inc.	6,555	1,743,892
Universal Health Services, Inc., Class B	588	75,170
WellCare Health Plans, Inc.*	351	112,492

		12,338,049

Health Care Technology (0.0%)
Cerner Corp.*	2,241	144,343
M3, Inc.	4,800	108,910

		253,253

Life Sciences Tools & Services (0.3%)
Agilent Technologies, Inc.	2,155	152,014
Eurofins Scientific SE	122	69,266
Illumina, Inc.*	1,010	370,731
IQVIA Holdings, Inc.*	1,092	141,676
Lonza Group AG (Registered)*	791	270,007
Mettler-Toledo International, Inc.*	169	102,918
PerkinElmer, Inc.	719	69,937
QIAGEN NV*	6,143	232,514
Thermo Fisher Scientific, Inc.	2,748	670,731
Waters Corp.*	526	102,402

		2,182,196

Pharmaceuticals (8.6%)
Allergan plc	45,886	8,740,366
Astellas Pharma, Inc.	20,300	354,115
AstraZeneca plc	13,629	1,059,270
Bayer AG (Registered)	72,374	6,429,122
Bristol-Myers Squibb Co.	11,160	692,813
Chugai Pharmaceutical Co. Ltd.	2,400	154,198
Daiichi Sankyo Co. Ltd.(x)	6,000	260,077
Eisai Co. Ltd.	2,700	262,823
Eli Lilly & Co.	33,782	3,625,146
GlaxoSmithKline plc	169,243	3,390,047
H Lundbeck A/S	824	50,893
Hisamitsu Pharmaceutical Co., Inc.	700	53,661
Ipsen SA	396	66,576
Johnson & Johnson	18,270	2,524,366
Kyowa Hakko Kirin Co. Ltd.	3,000	56,214
Merck & Co., Inc.	18,112	1,284,865
Merck KGaA	41,076	4,244,525
Mitsubishi Tanabe Pharma Corp.	2,600	43,478
Mylan NV*	3,491	127,771
Nektar Therapeutics*	1,194	72,786
Novartis AG (Registered)	70,410	6,055,231
Novo Nordisk A/S, Class B	19,582	921,951
Ono Pharmaceutical Co. Ltd.	4,100	116,014
Orion OYJ, Class B	1,229	46,546
Otsuka Holdings Co. Ltd.	4,200	211,700
Perrigo Co. plc	841	59,543
Pfizer, Inc.	139,963	6,168,169
Recordati SpA	1,060	35,888
Roche Holding AG	31,216	7,562,263
Sanofi	79,692	7,083,822
Santen Pharmaceutical Co. Ltd.	3,900	61,819
Shionogi & Co. Ltd.	2,900	189,488
Sumitomo Dainippon Pharma Co. Ltd.(x)	1,500	34,444
Taisho Pharmaceutical Holdings Co. Ltd.	400	48,900
Takeda Pharmaceutical Co. Ltd.(x)	7,700	329,429
Teva Pharmaceutical Industries Ltd. (ADR)	218,479	4,706,038
UCB SA	1,392	125,092
Vifor Pharma AG	466	80,793
Zoetis, Inc.	3,279	300,225

		67,630,467

Total Health Care		112,293,912

Industrials (8.7%)
Aerospace & Defense (1.2%)
Airbus SE	6,247	784,638
Arconic, Inc.	2,983	65,656
BAE Systems plc	34,745	285,215

See Notes to Portfolio of Investments.

7

EQ ADVISORS TRUST

AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Boeing Co. (The)	3,639	$1,353,344
Dassault Aviation SA	28	51,820
Elbit Systems Ltd.	227	28,782
General Dynamics Corp.	1,897	388,354
Harris Corp.	805	136,214
Huntington Ingalls Industries, Inc.	289	74,007
L3 Technologies, Inc.	529	112,476
Leonardo SpA	3,972	47,869
Lockheed Martin Corp.	1,683	582,251
Meggitt plc	8,013	59,156
MTU Aero Engines AG	544	122,596
Northrop Grumman Corp.	1,182	375,131
Raytheon Co.	1,948	402,574
Rockwell Collins, Inc.	1,113	156,343
Rolls-Royce Holdings plc*	231,527	2,979,700
Safran SA	3,595	503,799
Singapore Technologies Engineering Ltd.	18,200	47,395
Textron, Inc.	1,662	118,783
Thales SA	1,159	164,641
TransDigm Group, Inc.*	330	122,859
United Technologies Corp.	5,122	716,107

		9,679,710

Air Freight & Logistics (0.6%)
Bollore SA	8,577	37,045
CH Robinson Worldwide, Inc.	927	90,772
Deutsche Post AG (Registered)	10,560	376,526
Expeditors International of Washington, Inc.	1,171	86,104
FedEx Corp.	1,646	396,340
Royal Mail plc	9,547	59,368
SG Holdings Co. Ltd.	1,000	26,201
United Parcel Service, Inc., Class B	29,032	3,389,486
Yamato Holdings Co. Ltd.	3,400	104,376

		4,566,218

Airlines (0.1%)
Alaska Air Group, Inc.	832	57,292
American Airlines Group, Inc.	2,770	114,484
ANA Holdings, Inc.	1,400	48,917
Delta Air Lines, Inc.	4,284	247,743
Deutsche Lufthansa AG (Registered)	2,465	60,560
easyJet plc	1,766	30,246
International Consolidated Airlines Group SA	6,593	56,661
Japan Airlines Co. Ltd.	1,330	47,806
Singapore Airlines Ltd.	6,000	42,749
Southwest Airlines Co.	3,512	219,324
United Continental Holdings, Inc.*	1,543	137,420

		1,063,202

Building Products (0.6%)
AGC, Inc.	2,000	82,996
Allegion plc	631	57,150
AO Smith Corp.	1,007	53,744
Assa Abloy AB, Class B	10,906	219,227
Cie de Saint-Gobain	76,452	3,297,160
Daikin Industries Ltd.	2,700	359,422
Fortune Brands Home & Security, Inc.	961	50,318
Geberit AG (Registered)	403	186,922
Johnson Controls International plc	6,275	219,625
LIXIL Group Corp.	3,100	59,697
Masco Corp.	2,038	74,591
TOTO Ltd.	1,500	62,247

		4,723,099

Commercial Services & Supplies (0.2%)
Babcock International Group plc	2,581	24,322
Brambles Ltd.	16,298	128,413
Cintas Corp.	585	115,719
Copart, Inc.*	1,406	72,451
Dai Nippon Printing Co. Ltd.	2,600	60,458
Edenred	2,493	95,026
G4S plc	16,594	52,341
ISS A/S	1,819	64,004
Park24 Co. Ltd.	1,300	39,302
Republic Services, Inc.	1,440	104,630
Rollins, Inc.	668	40,541
Secom Co. Ltd.	2,200	179,339
Securitas AB, Class B	3,631	63,224
Societe BIC SA	312	28,563
Sohgo Security Services Co. Ltd.	800	35,170
Stericycle, Inc.*	590	34,621
Toppan Printing Co. Ltd.	2,500	40,156
Waste Management, Inc.	2,692	243,250

		1,421,530

Construction & Engineering (0.2%)
ACS Actividades de Construccion y Servicios SA	2,761	117,585
Bouygues SA	2,387	103,180
CIMIC Group Ltd.	913	33,896
Eiffage SA	855	95,458
Ferrovial SA	5,236	108,636
Fluor Corp.	914	53,103
HOCHTIEF AG	191	31,667
Jacobs Engineering Group, Inc.	812	62,118
JGC Corp.	2,200	50,459
Kajima Corp.	5,000	72,654
Obayashi Corp.	6,800	64,397
Quanta Services, Inc.*	1,020	34,048
Shimizu Corp.	6,000	54,761
Skanska AB, Class B	3,665	71,981
Taisei Corp.	2,400	109,417
Vinci SA	5,434	517,477

		1,580,837

Electrical Equipment (0.9%)
ABB Ltd. (Registered)	20,110	475,189
AMETEK, Inc.	1,565	123,823
Eaton Corp. plc	2,964	257,068
Emerson Electric Co.	4,270	326,997
Fuji Electric Co. Ltd.	1,200	48,055
Legrand SA	2,869	209,123
Mabuchi Motor Co. Ltd.	500	20,177
Melrose Industries plc	53,166	138,524
Mitsubishi Electric Corp.	19,900	272,614
Nidec Corp.	2,400	345,256
OSRAM Licht AG	1,119	44,511
Prysmian SpA	2,471	57,551
Rockwell Automation, Inc.	823	154,329
Schneider Electric SE	5,891	473,994
Siemens Gamesa Renewable Energy SA*	2,250	28,475
Vestas Wind Systems A/S	61,274	4,144,144

		7,119,830

Industrial Conglomerates (2.0%)
3M Co.	3,995	841,786
CK Hutchison Holdings Ltd.	514,424	5,927,308
DCC plc	951	86,334
General Electric Co.	59,258	669,023
Honeywell International, Inc.	5,060	841,984
Jardine Matheson Holdings Ltd.	2,400	150,144
Jardine Strategic Holdings Ltd. (Quotrix Stock Exchange)	2,100	75,999
Jardine Strategic Holdings Ltd. (Singapore Stock Exchange)	300	10,890
Keihan Holdings Co. Ltd.	899	34,340

See Notes to Portfolio of Investments.

8

EQ ADVISORS TRUST

AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Keppel Corp. Ltd.	16,000	$81,460
NWS Holdings Ltd.	15,730	31,105
Roper Technologies, Inc.	713	211,198
Seibu Holdings, Inc.	2,200	39,558
Sembcorp Industries Ltd.	9,800	22,151
Siemens AG (Registered)	54,308	6,957,412
Smiths Group plc	4,180	81,478
Toshiba Corp.*	7,000	202,385

		16,264,555

Machinery (0.9%)
Alfa Laval AB	3,147	85,337
Alstom SA(x)	1,648	73,647
Amada Holdings Co. Ltd.	4,100	43,771
ANDRITZ AG	706	41,190
Atlas Copco AB, Class A	7,174	206,807
Atlas Copco AB, Class B	4,172	111,325
Caterpillar, Inc.	4,050	617,585
CNH Industrial NV	10,756	129,253
Cummins, Inc.	1,013	147,969
Daifuku Co. Ltd.	1,100	56,055
Deere & Co.	2,196	330,125
Dover Corp.	971	85,963
Epiroc AB, Class A*	7,174	80,156
Epiroc AB, Class B*	4,172	42,953
FANUC Corp.	2,100	395,899
Flowserve Corp.	844	46,158
Fortive Corp.(x)	2,138	180,020
GEA Group AG	1,777	63,299
Hino Motors Ltd.	2,800	30,657
Hitachi Construction Machinery Co. Ltd.	1,100	36,789
Hoshizaki Corp.	600	62,102
IHI Corp.	1,600	60,623
Illinois Tool Works, Inc.	2,101	296,493
Ingersoll-Rand plc	1,679	171,762
JTEKT Corp.	2,200	32,200
Kawasaki Heavy Industries Ltd.	1,600	45,133
KION Group AG	822	50,525
Komatsu Ltd.	9,900	301,130
Kone OYJ, Class B	3,589	191,766
Kubota Corp.	10,800	183,549
Kurita Water Industries Ltd.	1,100	32,045
Makita Corp.	2,400	120,190
MAN SE	401	43,602
Metso OYJ	1,041	36,912
Minebea Mitsumi, Inc.	3,800	68,896
MISUMI Group, Inc.	3,100	80,215
Mitsubishi Heavy Industries Ltd.(x)	3,300	127,417
Nabtesco Corp.	1,300	34,554
NGK Insulators Ltd.	3,000	49,481
NSK Ltd.	3,700	42,399
PACCAR, Inc.	2,381	162,360
Parker-Hannifin Corp.	898	165,169
Pentair plc	1,084	46,991
Sandvik AB	12,259	217,595
Schindler Holding AG	422	105,178
Schindler Holding AG (Registered)	225	54,290
SKF AB, Class B	4,250	83,853
SMC Corp.	600	192,008
Snap-on, Inc.	369	67,748
Stanley Black & Decker, Inc.	1,042	152,590
Sumitomo Heavy Industries Ltd.	1,200	42,827
THK Co. Ltd.	1,300	33,089
Volvo AB, Class B	16,605	293,522
Wartsila OYJ Abp	4,839	94,332
Weir Group plc (The)	2,627	60,366
Xylem, Inc.	1,263	100,876
Yangzijiang Shipbuilding Holdings Ltd.	23,335	21,166

		6,729,912

Marine (0.5%)
AP Moller - Maersk A/S, Class A	44	57,715
AP Moller - Maersk A/S, Class B	2,598	3,648,502
Kuehne + Nagel International AG (Registered)	554	87,780
Mitsui OSK Lines Ltd.(x)	1,199	34,982
Nippon Yusen KK	1,700	31,974

		3,860,953

Professional Services (0.3%)
Adecco Group AG (Registered)	1,792	94,110
Bureau Veritas SA	2,816	72,681
Equifax, Inc.	811	105,892
Experian plc	10,016	257,246
IHS Markit Ltd.*	2,409	129,990
Intertek Group plc	1,760	114,516
Nielsen Holdings plc	2,453	67,850
Persol Holdings Co. Ltd.	2,000	46,911
Randstad NV	1,299	69,347
Recruit Holdings Co. Ltd.	12,000	400,492
RELX plc (London Stock Exchange)	11,540	243,066
RELX plc (Turquoise Stock Exchange)*	10,495	220,492
Robert Half International, Inc.	791	55,671
SEEK Ltd.	3,740	56,124
SGS SA (Registered)	56	147,447
Teleperformance	607	114,523
Verisk Analytics, Inc.*	1,122	135,257
Wolters Kluwer NV	3,143	195,888

		2,527,503

Road & Rail (0.5%)
Aurizon Holdings Ltd.	21,415	63,622
Central Japan Railway Co.(x)	1,600	333,181
ComfortDelGro Corp. Ltd.	21,000	37,329
CSX Corp.	5,556	411,421
DSV A/S	2,096	190,578
East Japan Railway Co.	3,297	306,283
Hankyu Hanshin Holdings, Inc.	2,400	85,126
JB Hunt Transport Services, Inc.	600	71,364
Kansas City Southern	682	77,257
Keikyu Corp.	2,499	45,550
Keio Corp.	1,100	60,218
Keisei Electric Railway Co. Ltd.	1,500	52,808
Kintetsu Group Holdings Co. Ltd.	1,700	68,377
Kyushu Railway Co.	1,900	57,860
MTR Corp. Ltd.	16,500	86,838
Nagoya Railroad Co. Ltd.	2,000	49,534
Nippon Express Co. Ltd.	800	52,526
Norfolk Southern Corp.	1,889	340,964
Odakyu Electric Railway Co. Ltd.(x)	3,100	73,339
Tobu Railway Co. Ltd.	2,200	65,059
Tokyu Corp.	5,400	98,761
Union Pacific Corp.	5,036	820,011
West Japan Railway Co.	1,800	125,487

		3,573,493

Trading Companies & Distributors (0.6%)
AerCap Holdings NV*	1,349	77,594
Ashtead Group plc	5,138	163,203
Brenntag AG	1,636	100,976
Bunzl plc	3,602	113,287
Fastenal Co.	1,950	113,139
Ferguson plc	2,570	218,235
ITOCHU Corp.	15,400	281,922
Marubeni Corp.	17,000	155,606
Mitsubishi Corp.	14,700	452,956

See Notes to Portfolio of Investments.

9

EQ ADVISORS TRUST

AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Mitsui & Co. Ltd.	17,700	$314,758
Rexel SA	3,366	50,551
Sumitomo Corp.	12,300	205,090
Toyota Tsusho Corp.	2,200	83,066
Travis Perkins plc	137,812	1,913,896
United Rentals, Inc.*	563	92,107
WW Grainger, Inc.	310	110,797

		4,447,183

Transportation Infrastructure (0.1%)
Aena SME SA(m)	739	128,273
Aeroports de Paris	310	69,790
Atlantia SpA	5,402	112,081
Auckland International Airport Ltd.	9,980	48,291
Fraport AG Frankfurt Airport Services Worldwide	426	37,640
Getlink	5,097	65,097
Japan Airport Terminal Co. Ltd.(x)	600	27,302
Kamigumi Co. Ltd.	1,100	24,242
SATS Ltd.	7,400	28,256
Sydney Airport	11,619	57,868
Transurban Group	28,121	228,071

		826,911

Total Industrials		68,384,936

Information Technology (10.1%)
Communications Equipment (0.8%)
Arista Networks, Inc.*	352	93,583
Cisco Systems, Inc.	31,132	1,514,572
CommScope Holding Co., Inc.*	125,800	3,869,608
F5 Networks, Inc.*	429	85,551
Juniper Networks, Inc.	2,371	71,059
Motorola Solutions, Inc.	1,100	143,154
Nokia OYJ	61,269	339,818
Telefonaktiebolaget LM Ericsson, Class B	32,601	289,350

		6,406,695

Electronic Equipment, Instruments & Components (1.2%)
Alps Electric Co. Ltd.(x)	2,200	55,881
Amphenol Corp., Class A	2,050	192,741
Corning, Inc.	5,490	193,797
FLIR Systems, Inc.	953	58,581
Hamamatsu Photonics KK	1,600	63,721
Hexagon AB, Class B	2,819	165,256
Hirose Electric Co. Ltd.	330	36,073
Hitachi High-Technologies Corp.	600	20,674
Hitachi Ltd.	10,280	349,241
Ingenico Group SA	622	47,259
IPG Photonics Corp.*	246	38,393
Keyence Corp.	980	569,093
Knowles Corp.*	199,090	3,308,876
Kyocera Corp.	3,400	204,084
Murata Manufacturing Co. Ltd.	1,900	292,057
Nippon Electric Glass Co. Ltd.	800	25,172
Omron Corp.	82,200	3,472,628
Shimadzu Corp.	2,400	75,198
TDK Corp.	1,400	152,667
TE Connectivity Ltd.	2,377	209,010
Venture Corp. Ltd.	3,000	38,689
Yaskawa Electric Corp.	2,600	77,231
Yokogawa Electric Corp.(x)	2,400	50,759

		9,697,081

IT Services (1.2%)
Accenture plc, Class A	4,359	741,901
Akamai Technologies, Inc.*	1,155	84,488
Alliance Data Systems Corp.	316	74,627
Amadeus IT Group SA	4,709	437,500
Atos SE	990	117,818
Automatic Data Processing, Inc.	2,986	449,871
Broadridge Financial Solutions, Inc.	786	103,713
Capgemini SE	1,745	219,622
Cognizant Technology Solutions Corp., Class A	3,970	306,286
Computershare Ltd.	4,873	70,273
DXC Technology Co.	1,928	180,307
Fidelity National Information Services, Inc.	2,240	244,317
Fiserv, Inc.*	2,766	227,863
FleetCor Technologies, Inc.*	607	138,299
Fujitsu Ltd.	2,100	149,636
Gartner, Inc.*	603	95,576
Global Payments, Inc.	1,077	137,210
International Business Machines Corp.	6,216	939,920
Mastercard, Inc., Class A	6,214	1,383,298
Nomura Research Institute Ltd.	1,215	61,381
NTT Data Corp.	7,200	99,680
Obic Co. Ltd.	700	66,230
Otsuka Corp.	1,000	37,317
Paychex, Inc.	2,170	159,821
PayPal Holdings, Inc.*	8,061	708,077
Total System Services, Inc.	1,173	115,822
VeriSign, Inc.*	731	117,048
Visa, Inc., Class A	12,100	1,816,088
Western Union Co. (The)	2,946	56,151
Wirecard AG	1,263	273,778

		9,613,918

Semiconductors & Semiconductor Equipment (1.6%)
Advanced Micro Devices, Inc.*	5,842	180,459
Analog Devices, Inc.	2,516	232,629
Applied Materials, Inc.	34,144	1,319,666
ASM Pacific Technology Ltd.	3,400	34,615
ASML Holding NV	4,411	824,032
Broadcom, Inc.	2,940	725,386
Disco Corp.	300	50,220
Infineon Technologies AG	12,085	274,592
Intel Corp.	31,402	1,485,002
KLA-Tencor Corp.	1,057	107,507
Lam Research Corp.	1,073	162,774
Microchip Technology, Inc.(x)	1,593	125,704
Micron Technology, Inc.*	7,975	360,709
NVIDIA Corp.	4,141	1,163,704
NXP Semiconductors NV*	3,750	320,625
Qorvo, Inc.*	837	64,357
QUALCOMM, Inc.	9,601	691,560
Renesas Electronics Corp.*	9,200	57,490
Rohm Co. Ltd.	1,000	72,874
Skyworks Solutions, Inc.	1,234	111,936
STMicroelectronics NV	7,251	131,922
SUMCO Corp.	2,600	37,712
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	68,345	3,018,116
Texas Instruments, Inc.	6,591	707,148
Tokyo Electron Ltd.	1,700	233,559
Xilinx, Inc.	1,719	137,812

		12,632,110

Software (2.8%)
Adobe Systems, Inc.*	3,340	901,633
ANSYS, Inc.*	571	106,594
Autodesk, Inc.*	1,485	231,823
CA, Inc.	2,123	93,730
Cadence Design Systems, Inc.*	1,970	89,280
Check Point Software Technologies Ltd.*	1,386	163,091
Citrix Systems, Inc.*	894	99,377

See Notes to Portfolio of Investments.

10

EQ ADVISORS TRUST

AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Dassault Systemes SE	1,413	$211,223
Intuit, Inc.	1,762	400,679
LINE Corp.(x)*	800	33,797
Micro Focus International plc	4,836	90,105
Microsoft Corp.	52,223	5,972,745
Nice Ltd.*	690	78,060
Oracle Corp.	189,157	9,752,935
Oracle Corp. Japan	400	32,248
Red Hat, Inc.*	1,205	164,217
Sage Group plc (The)	11,212	85,695
salesforce.com, Inc.*	5,153	819,482
SAP SE	10,577	1,301,725
Symantec Corp.	4,337	92,291
Synopsys, Inc.*	1,005	99,103
Temenos Group AG (Registered)*	657	106,577
Trend Micro, Inc.	1,300	83,638

		21,010,048

Technology Hardware, Storage & Peripherals (2.5%)
Apple, Inc.	31,249	7,054,149
Brother Industries Ltd.	2,300	45,425
Canon, Inc.	10,900	346,321
Catcher Technology Co. Ltd.	174,000	1,914,781
FUJIFILM Holdings Corp.	4,200	189,078
Hewlett Packard Enterprise Co.	10,022	163,459
HP, Inc.	10,777	277,723
Konica Minolta, Inc.	163,300	1,736,194
NEC Corp.	2,700	74,617
NetApp, Inc.	1,756	150,823
Ricoh Co. Ltd.(x)	7,100	76,237
Samsung Electronics Co. Ltd. (GDR)(m)	7,313	7,656,711
Seagate Technology plc	1,780	84,283
Seiko Epson Corp.	3,200	54,582
Western Digital Corp.	1,939	113,509
Xerox Corp.	1,540	41,549

		19,979,441

Total Information Technology		79,339,293

Materials (5.2%)
Chemicals (2.6%)
Air Liquide SA	4,611	606,563
Air Products & Chemicals, Inc.	1,486	248,236
Air Water, Inc.	1,600	29,361
Akzo Nobel NV	36,503	3,413,432
Albemarle Corp.(x)	749	74,735
Arkema SA	747	92,541
Asahi Kasei Corp.	13,600	206,238
BASF SE	9,885	878,563
CF Industries Holdings, Inc.	1,643	89,445
Chr Hansen Holding A/S	1,057	107,298
Clariant AG (Registered)*	2,171	56,498
Covestro AG(m)	2,097	170,090
Croda International plc	1,432	97,094
Daicel Corp.	3,300	38,338
DowDuPont, Inc.	15,723	1,011,146
Eastman Chemical Co.	995	95,241
Ecolab, Inc.	1,727	270,759
EMS-Chemie Holding AG (Registered)	88	52,456
Evonik Industries AG	1,669	59,781
FMC Corp.	909	79,247
Frutarom Industries Ltd.	475	49,166
FUCHS PETROLUB SE (Preference)(q)	776	43,355
Givaudan SA (Registered)	102	250,791
Hitachi Chemical Co. Ltd.	1,000	20,357
Incitec Pivot Ltd.	17,447	50,194
International Flavors & Fragrances, Inc.	516	71,786
Israel Chemicals Ltd.	6,622	40,416
Johnson Matthey plc	2,065	95,872
JSR Corp.	2,000	37,335
K+S AG (Registered)	1,934	40,598
Kaneka Corp.	600	27,724
Kansai Paint Co. Ltd.(x)	1,800	33,174
Koninklijke DSM NV	1,924	203,817
Kuraray Co. Ltd.	3,500	52,614
LANXESS AG	948	69,431
Linde AG	2,017	477,032
LyondellBasell Industries NV, Class A	24,659	2,527,794
Mitsubishi Chemical Holdings Corp.	14,000	133,999
Mitsubishi Gas Chemical Co., Inc.	1,600	34,064
Mitsui Chemicals, Inc.	2,000	50,009
Mosaic Co. (The)	2,440	79,251
Nippon Paint Holdings Co. Ltd.(x)	1,500	55,976
Nissan Chemical Corp.(x)	1,400	73,931
Nitto Denko Corp.	1,700	127,418
Novozymes A/S, Class B	63,410	3,481,040
Orica Ltd.	3,883	47,800
PPG Industries, Inc.	1,642	179,191
Praxair, Inc.	1,948	313,102
Sherwin-Williams Co. (The)	558	254,007
Shin-Etsu Chemical Co. Ltd.	3,900	345,481
Showa Denko KK	1,500	82,776
Sika AG (Registered)	1,380	200,939
Solvay SA	824	110,499
Sumitomo Chemical Co. Ltd.	16,000	93,645
Symrise AG	1,359	124,052
Taiyo Nippon Sanso Corp.	1,300	19,451
Teijin Ltd.	2,000	38,356
Toray Industries, Inc.	15,200	114,181
Tosoh Corp.	2,800	43,126
Umicore SA	2,226	124,495
Yara International ASA	63,613	3,124,081

		21,019,388

Construction Materials (1.0%)
Boral Ltd.	12,310	61,487
CRH plc	110,150	3,603,930
Fletcher Building Ltd.*	9,176	39,778
HeidelbergCement AG	20,830	1,628,112
Imerys SA	389	28,725
James Hardie Industries plc (CHDI)	4,792	72,603
LafargeHolcim Ltd. (Registered)*	5,294	261,356
Martin Marietta Materials, Inc.	446	81,150
Taiheiyo Cement Corp.	59,300	1,860,628
Vulcan Materials Co.	895	99,524

		7,737,293

Containers & Packaging (0.1%)
Amcor Ltd.	12,627	124,863
Avery Dennison Corp.	591	64,035
Ball Corp.	2,320	102,057
International Paper Co.	2,805	137,866
Packaging Corp. of America	638	69,982
Sealed Air Corp.	1,108	44,486
Smurfit Kappa Group plc	2,457	97,163
Toyo Seikan Group Holdings Ltd.	1,600	33,191
WestRock Co.	1,704	91,062

		764,705

Metals & Mining (1.4%)
Alumina Ltd.	28,389	56,843
Anglo American plc	11,486	257,948
Antofagasta plc	4,570	50,928
ArcelorMittal	7,233	225,063

See Notes to Portfolio of Investments.

11

EQ ADVISORS TRUST

AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Barrick Gold Corp.(x)	99,080	$1,097,806
BHP Billiton Ltd.	34,565	865,241
BHP Billiton plc	22,630	492,936
BlueScope Steel Ltd.	6,026	73,963
Boliden AB	2,969	82,816
Fortescue Metals Group Ltd.	16,796	47,593
Freeport-McMoRan, Inc.	9,868	137,363
Fresnillo plc	2,527	27,054
Glencore plc*	123,935	535,818
Hitachi Metals Ltd.	2,300	28,482
JFE Holdings, Inc.	5,400	123,902
Kobe Steel Ltd.	3,900	34,668
Maruichi Steel Tube Ltd.	600	19,565
Mitsubishi Materials Corp.(x)	1,200	35,856
Newcrest Mining Ltd.	8,137	114,166
Newmont Mining Corp.	3,612	109,082
Nippon Steel & Sumitomo Metal Corp.	8,005	169,337
Norsk Hydro ASA	14,585	87,559
Nucor Corp.	2,159	136,989
Randgold Resources Ltd.	999	70,964
Rio Tinto Ltd.	4,496	255,965
Rio Tinto plc	12,933	654,047
South32 Ltd.	55,902	158,402
Sumitomo Metal Mining Co. Ltd.	58,699	2,059,270
thyssenkrupp AG	4,502	113,636
voestalpine AG	1,199	54,849
Wheaton Precious Metals Corp.	151,048	2,642,888

		10,820,999

Paper & Forest Products (0.1%)
Mondi plc	3,936	107,939
Oji Holdings Corp.	9,000	65,349
Stora Enso OYJ, Class R	5,987	114,521
UPM-Kymmene OYJ	5,785	227,024

		514,833

Total Materials		40,857,218

Real Estate (2.7%)
Equity Real Estate Investment Trusts (REITs) (1.3%)
Alexandria Real Estate Equities, Inc. (REIT)	727	91,449
American Tower Corp. (REIT)	2,992	434,737
Apartment Investment & Management Co. (REIT), Class A	1,127	49,735
Ascendas REIT (REIT)	26,617	51,402
AvalonBay Communities, Inc. (REIT)	935	169,375
Boston Properties, Inc. (REIT)	1,044	128,506
British Land Co. plc (The) (REIT)	9,832	79,043
CapitaLand Commercial Trust (REIT)	27,516	35,828
CapitaLand Mall Trust (REIT)	23,400	38,000
Covivio (REIT)	363	37,826
Crown Castle International Corp. (REIT)	2,812	313,059
Daiwa House REIT Investment Corp. (REIT)(x)	17	38,887
Dexus (REIT)	10,547	80,508
Digital Realty Trust, Inc. (REIT)	1,396	157,022
Duke Realty Corp. (REIT)	2,540	72,060
Equinix, Inc. (REIT)	550	238,089
Equity Residential (REIT)	2,493	165,186
Essex Property Trust, Inc. (REIT)	446	110,033
Extra Space Storage, Inc. (REIT)	843	73,038
Federal Realty Investment Trust (REIT)	495	62,603
Gecina SA (REIT)	493	82,311
Goodman Group (REIT)	17,670	132,326
GPT Group (The) (REIT)	20,589	77,539
Hammerson plc (REIT)	8,475	50,449
HCP, Inc. (REIT)	3,259	85,777
Host Hotels & Resorts, Inc. (REIT)	5,029	106,112
Icade (REIT)	390	36,044
Iron Mountain, Inc. (REIT)	1,987	68,591
Japan Prime Realty Investment Corp. (REIT)	9	32,081
Japan Real Estate Investment Corp. (REIT)	15	78,683
Japan Retail Fund Investment Corp. (REIT)	29	52,604
Kimco Realty Corp. (REIT)	2,836	47,475
Klepierre SA (REIT)	2,228	78,976
Land Securities Group plc (REIT)	7,955	91,596
Link REIT (REIT)	23,500	231,297
Macerich Co. (The) (REIT)	692	38,261
Mid-America Apartment Communities, Inc. (REIT)	807	80,845
Mirvac Group (REIT)	39,691	69,144
Nippon Building Fund, Inc. (REIT)	15	86,736
Nippon Prologis REIT, Inc. (REIT)	20	39,588
Nomura Real Estate Master Fund, Inc. (REIT)	44	60,102
Prologis, Inc. (REIT)	4,264	289,056
Public Storage (REIT)	1,016	204,856
Realty Income Corp. (REIT)	2,013	114,520
Regency Centers Corp. (REIT)	1,154	74,629
SBA Communications Corp. (REIT)*	777	124,810
Scentre Group (REIT)	56,977	163,508
Segro plc (REIT)	10,935	90,904
Simon Property Group, Inc. (REIT)	19,998	3,534,646
SL Green Realty Corp. (REIT)	604	58,908
Stockland (REIT)	26,267	78,796
Suntec REIT (REIT)	21,000	29,648
UDR, Inc. (REIT)	1,881	76,049
Unibail-Rodamco-Westfield (REIT)	1,499	301,474
United Urban Investment Corp. (REIT)	27	42,370
Ventas, Inc. (REIT)	2,415	131,328
Vicinity Centres (REIT)	35,879	67,950
Vornado Realty Trust (REIT)	1,198	87,454
Welltower, Inc. (REIT)	2,521	162,151
Weyerhaeuser Co. (REIT)	5,133	165,642

		9,851,622

Real Estate Management & Development (1.4%)
Aeon Mall Co. Ltd.	1,070	18,383
Azrieli Group Ltd.	437	22,442
CapitaLand Ltd.	29,000	71,490
CBRE Group, Inc., Class A*	2,155	95,036
City Developments Ltd.	4,500	29,988
CK Asset Holdings Ltd.	171,424	1,286,498
Daito Trust Construction Co. Ltd.	800	102,904
Daiwa House Industry Co. Ltd.	6,000	177,856
Deutsche Wohnen SE	3,782	181,440
Hang Lung Group Ltd.	11,000	29,227
Hang Lung Properties Ltd.	22,000	42,998
Henderson Land Development Co. Ltd.	14,823	74,509
Hongkong Land Holdings Ltd.	13,500	89,100
Hulic Co. Ltd.	3,200	31,403
Hysan Development Co. Ltd.	7,000	35,365
Jones Lang LaSalle, Inc.	21,960	3,169,267
Kerry Properties Ltd.	7,000	23,741
LendLease Group	6,301	89,545
Mitsubishi Estate Co. Ltd.	12,900	219,352

See Notes to Portfolio of Investments.

12

EQ ADVISORS TRUST

AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Mitsui Fudosan Co. Ltd.(x)	166,800	$3,947,590
New World Development Co. Ltd.	66,127	90,215
Nomura Real Estate Holdings, Inc.	1,300	26,247
Sino Land Co. Ltd.	34,997	59,995
Sumitomo Realty & Development Co. Ltd.	4,000	143,637
Sun Hung Kai Properties Ltd.	17,000	247,562
Swire Pacific Ltd., Class A	5,500	60,246
Swire Properties Ltd.	13,000	49,238
Swiss Prime Site AG (Registered)*	725	61,796
Tokyo Tatemono Co. Ltd.	2,200	26,837
Tokyu Fudosan Holdings Corp.	5,700	39,732
UOL Group Ltd.	5,176	26,087
Vonovia SE	5,215	254,789
Wharf Holdings Ltd. (The)	14,400	39,181
Wharf Real Estate Investment Co. Ltd.	12,400	79,991
Wheelock & Co. Ltd.	9,000	53,977

		10,997,664

Total Real Estate		20,849,286

Utilities (2.4%)
Electric Utilities (0.7%)
Alliant Energy Corp.	1,668	71,007
American Electric Power Co., Inc.	3,336	236,456
AusNet Services	19,264	22,628
Chubu Electric Power Co., Inc.	6,600	99,825
Chugoku Electric Power Co., Inc. (The)(x)	3,000	38,550
CK Infrastructure Holdings Ltd.	6,500	51,480
CLP Holdings Ltd.	17,500	204,880
Duke Energy Corp.	4,851	388,177
Edison International	2,205	149,234
EDP - Energias de Portugal SA	27,565	101,710
Electricite de France SA	6,147	107,947
Endesa SA	3,474	75,063
Enel SpA	87,391	447,665
Entergy Corp.	1,269	102,954
Evergy, Inc.	1,837	100,888
Eversource Energy	2,143	131,666
Exelon Corp.	6,543	285,667
FirstEnergy Corp.	3,310	123,033
Fortum OYJ	4,843	121,400
HK Electric Investments & HK Electric Investments Ltd.(m)(x)	26,000	26,238
Iberdrola SA	64,029	471,172
Kansai Electric Power Co., Inc. (The)	7,900	119,105
Kyushu Electric Power Co., Inc.(x)	4,400	53,093
NextEra Energy, Inc.	3,225	540,510
Orsted A/S(m)	2,008	136,401
PG&E Corp.*	3,497	160,897
Pinnacle West Capital Corp.	778	61,602
Power Assets Holdings Ltd.	15,500	107,909
PPL Corp.	4,737	138,605
Red Electrica Corp. SA	4,720	98,862
Southern Co. (The)	6,973	304,023
SSE plc	10,796	161,259
Terna Rete Elettrica Nazionale SpA	14,875	79,462
Tohoku Electric Power Co., Inc.	4,600	62,429
Tokyo Electric Power Co. Holdings, Inc.*	15,800	77,595
Xcel Energy, Inc.	3,440	162,402

		5,621,794

Gas Utilities (0.1%)
APA Group	12,869	92,838
Hong Kong & China Gas Co. Ltd.	99,244	197,009
Naturgy Energy Group SA	3,748	102,306
Osaka Gas Co. Ltd.	4,200	81,915
Toho Gas Co. Ltd.	700	26,584
Tokyo Gas Co. Ltd.	4,300	105,683

		606,335

Independent Power and Renewable Electricity Producers (0.0%)
AES Corp.	4,627	64,778
Electric Power Development Co. Ltd.	1,600	44,288
Meridian Energy Ltd.	12,587	27,408
NRG Energy, Inc.	2,084	77,942
Uniper SE	2,265	69,715

		284,131

Multi-Utilities (1.6%)
AGL Energy Ltd.	6,721	94,736
Ameren Corp.	1,699	107,411
CenterPoint Energy, Inc.	2,926	80,904
Centrica plc	60,029	121,197
CMS Energy Corp.	1,908	93,492
Consolidated Edison, Inc.	2,103	160,228
Dominion Energy, Inc.	4,490	315,557
DTE Energy Co.	1,224	133,575
E.ON SE	378,814	3,861,637
Engie SA	19,538	287,300
Innogy SE*	11,858	503,211
National Grid plc	36,245	373,871
NiSource, Inc.	2,537	63,222
Public Service Enterprise Group, Inc.	3,428	180,964
RWE AG	5,508	135,895
SCANA Corp.	979	38,073
Sempra Energy	1,862	211,803
Suez	3,905	55,495
Veolia Environnement SA	259,919	5,187,579
WEC Energy Group, Inc.	2,139	142,800

		12,148,950

Water Utilities (0.0%)
American Water Works Co., Inc.	1,260	110,843
Severn Trent plc	2,608	62,852
United Utilities Group plc	7,020	64,415

		238,110

Total Utilities		18,899,320

Total Common Stocks (89.1%) (Cost $503,222,204)		698,196,121

	Number of Rights	Value (Note 1)
RIGHTS:
Consumer Discretionary (0.0%)
Multiline Retail (0.0%)
Harvey Norman Holdings Ltd.* (Cost $—)	300	173

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Company (1.4%)
JPMorgan Prime Money Market Fund, IM Shares	11,056,862	11,060,180

See Notes to Portfolio of Investments.

13

EQ ADVISORS TRUST

AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

	Principal Amount	Value (Note 1)
Repurchase Agreements (0.7%)
Citigroup Global Markets, Inc., 2.44%, dated 9/28/18, due 10/5/18, repurchase price $2,000,949, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 1.625%-2.250%, maturing 11/30/19-11/15/27; total market value $2,108,572.(xx)	$2,000,000	$2,000,000
Deutsche Bank Securities, Inc., 2.26%, dated 9/28/18, due 10/1/18, repurchase price $680,745, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 5/15/19-8/15/47; total market value $694,229.(xx)	680,616	680,616
Natwest Markets Securities, Inc., 2.14%, dated 9/25/18, due 10/2/18, repurchase price $1,000,238, collateralized by various U.S. Government Treasury Securities, ranging from 1.375%-2.125%, maturing 10/31/20-11/15/26; total market value $1,020,364.(xx)	1,000,000	1,000,000
Natwest Markets Securities, Inc., 2.25%, dated 9/28/18, due 10/1/18, repurchase price $2,000,375, collateralized by various U.S. Government Treasury Securities, ranging from 1.375%-2.875%, maturing 5/31/19-11/15/26; total market value $2,040,383.(xx)	2,000,000	2,000,000

Total Repurchase Agreements		5,680,616

Total Short-Term Investments (2.1%) (Cost $16,740,417)		16,740,796

Total Investments in Securities (91.2%) (Cost $519,962,621)		714,937,090
Other Assets Less Liabilities (8.8%)		69,309,792

Net Assets (100%)		$784,246,882

See Notes to Portfolio of Investments.

14

EQ ADVISORS TRUST

AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

*	Non-income producing.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At September 30, 2018, the market value of these securities amounted to $8,744,929 or 1.1% of net assets.

(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.

(r)	Value determined using significant unobservable inputs.

(x)	All or a portion of security is on loan at September 30, 2018.

(xx)

At September 30, 2018, the Portfolio had loaned securities with a total value of $7,923,681. This was secured by cash collateral of $5,680,616 which was subsequently invested in joint repurchase agreements with a total value of $5,680,616, for which the Portfolio has a proportionate interest as reported in the Portfolio of Investments as Repurchase Agreements, and $2,726,345 collateralized by various U.S. Government Treasury Securities, ranging from 0.000% - 8.750%, maturing 10/4/18-8/15/48.

Glossary:

ADR — American Depositary Receipt

AUD — Australian Dollar

CHDI — Clearing House Electronic Subregister System (CHESS) Depository Interest

CVA — Dutch Certification

EUR — European Currency Unit

FDR — Finnish Depositary Receipt

GBP — British Pound

GDR — Global Depositary Receipt

JPY — Japanese Yen

SDR — Swedish Depositary Receipt

USD — United States Dollar

Country Diversification

As a Percentage of Total Net Assets

Australia	1.5%
Austria	0.1
Belgium	0.2
Canada	0.9
Chile	0.0	#
China	1.8
Colombia	0.0	#
Denmark	1.7
Finland	0.2
France	5.9
Germany	4.6
Hong Kong	1.5
India	0.4
Ireland	0.8
Israel	0.7
Italy	1.0
Japan	8.3
Jersey	0.0	#
Luxembourg	1.2
Macau	0.0	#
Malta	0.0	#
Mexico	0.0	#
Netherlands	3.7
New Zealand	0.1
Norway	0.5
Portugal	0.0	#
Singapore	0.8
South Africa	0.0	#
South Korea	1.6
Spain	0.8
Sweden	0.7
Switzerland	3.6
Taiwan	0.6
Thailand	0.5
United Arab Emirates	0.0	#
United Kingdom	7.4
United States	40.1
Cash and Other	8.8

	100.0%

#	Percent shown is less than 0.05%.

See Notes to Portfolio of Investments.

15

EQ ADVISORS TRUST

AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

Investments in companies which were affiliates for nine months ended September 30, 2018, were as follows:

Security Description	Shares at September 30, 2018	Market Value December 31, 2017 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value September 30, 2018 ($)	Dividend/Interest Income ($)	Capital Gain Distributions ($)
AXA SA	20,996	647,669	—	(24,137)	3,275	(62,470)	564,337	27,344	—
BlackRock, Inc.	835	492,648	—	(62,077)	36,937	(73,947)	393,561	7,901	—
PNC Financial Services Group, Inc. (The)	3,142	532,863	—	(81,702)	60,447	(83,699)	427,909	8,689	—

Total		1,673,180	—	(167,916)	100,659	(220,116)	1,385,807	43,934	—

Futures contracts outstanding as of September 30, 2018 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
EURO STOXX 50 Index	383	12/2018	EUR	15,061,384	275,296
FTSE 100 Index	97	12/2018	GBP	9,465,167	281,608
S&P 500 E-Mini Index	278	12/2018	USD	40,574,100	212,946
SPI 200 Index	34	12/2018	AUD	3,805,733	5,526
TOPIX Index	59	12/2018	JPY	9,437,819	772,594

					1,547,970

Forward foreign currency contracts outstanding as of September 30, 2018 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
AUD	355,574	USD	252,456	HSBC Bank plc	12/21/2018	4,735
EUR	956,247	USD	1,116,406	HSBC Bank plc	12/21/2018	1,592
GBP	535,024	USD	698,608	HSBC Bank plc	12/21/2018	1,537
USD	93,664	EUR	79,954	Citibank NA	12/21/2018	186

Total unrealized appreciation						8,050

EUR	86,223	USD	102,026	Citibank NA	12/21/2018	(1,218)
JPY	78,889,416	USD	712,828	HSBC Bank plc	12/21/2018	(13,801)

Total unrealized depreciation						(15,019)

Net unrealized depreciation						(6,969)

See Notes to Portfolio of Investments.

16

EQ ADVISORS TRUST

AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2018:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Communication Services	$28,399,063	$37,346,305	$—		$65,745,368
Consumer Discretionary	28,190,854	24,777,158	—		52,968,012
Consumer Staples	27,637,908	23,796,739	—		51,434,647
Energy	21,637,626	41,966,680	—		63,604,306
Financials	47,092,573	76,727,250	—	(a)	123,819,823
Health Care	63,830,083	48,463,829	—		112,293,912
Industrials	19,392,447	48,992,489	—		68,384,936
Information Technology	55,647,177	23,692,116	—		79,339,293
Materials	10,108,230	30,748,988	—		40,857,218
Real Estate	10,869,405	9,979,881	—		20,849,286
Utilities	4,738,713	14,160,607	—		18,899,320
Forward Currency Contracts	—	8,050	—		8,050
Futures	1,547,970	—	—		1,547,970
Rights
Consumer Discretionary	—	173	—		173
Short-Term Investments
Investment Company	11,060,180	—	—		11,060,180
Repurchase Agreements	—	5,680,616	—		5,680,616

Total Assets	$330,152,229	$386,340,881	$—		$716,493,110

Liabilities:
Forward Currency Contracts	$—	$(15,019)	$—		$(15,019)

Total Liabilities	$—	$(15,019)	$—		$(15,019)

Total	$330,152,229	$386,325,862	$—		$716,478,091

(a)	Value is zero.

There were no transfers between Levels 1, 2 or 3 during the nine months ended September 30, 2018.

As of September 30, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$239,633,070
Aggregate gross unrealized depreciation	(47,243,538)

Net unrealized appreciation	$192,389,532

Federal income tax cost of investments in securities and derivative instruments, if applicable	$524,088,559

See Notes to Portfolio of Investments.

17

EQ ADVISORS TRUST

AXA 500 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (8.5%)
Diversified Telecommunication Services (1.8%)
AT&T, Inc.	2,457,024	$82,506,866
CenturyLink, Inc.	316,036	6,699,963
Verizon Communications, Inc.	1,397,999	74,639,167

		163,845,996

Entertainment (1.4%)
Activision Blizzard, Inc.	259,417	21,580,900
Electronic Arts, Inc.*	102,478	12,347,574
Take-Two Interactive Software, Inc.*	37,186	5,131,296
Twenty-First Century Fox, Inc., Class A	360,006	16,679,078
Twenty-First Century Fox, Inc., Class B	164,805	7,551,365
Viacom, Inc., Class B	118,554	4,002,383
Walt Disney Co. (The)	503,194	58,843,507

		126,136,103

Interactive Media & Services (4.2%)
Alphabet, Inc., Class A*	101,135	122,078,036
Alphabet, Inc., Class C*	104,174	124,328,543
Facebook, Inc., Class A*	815,968	134,194,097
Twitter, Inc.*	243,589	6,932,543

		387,533,219

Media (1.1%)
CBS Corp. (Non-Voting), Class B	112,507	6,463,527
Charter Communications, Inc., Class A*	60,406	19,685,107
Comcast Corp., Class A	1,546,090	54,747,047
Discovery, Inc., Class A(x)*	47,725	1,527,200
Discovery, Inc., Class C*	125,133	3,701,434
DISH Network Corp., Class A*	77,902	2,785,776
Interpublic Group of Cos., Inc. (The)	123,757	2,830,323
News Corp., Class A	136,159	1,795,937
News Corp., Class B	33,006	448,882
Omnicom Group, Inc.	75,918	5,163,942

		99,149,175

Total Communication Services		776,664,493

Consumer Discretionary (10.0%)
Auto Components (0.1%)
Aptiv plc	90,224	7,569,794
BorgWarner, Inc.	68,809	2,943,649
Goodyear Tire & Rubber Co. (The)	80,659	1,886,614

		12,400,057

Automobiles (0.3%)
Ford Motor Co.	1,341,019	12,404,426
General Motors Co.	443,945	14,947,628
Harley-Davidson, Inc.	59,354	2,688,736

		30,040,790

Distributors (0.1%)
Genuine Parts Co.	50,336	5,003,399
LKQ Corp.*	106,178	3,362,657

		8,366,056

Diversified Consumer Services (0.0%)
H&R Block, Inc.	67,236	1,731,327

Hotels, Restaurants & Leisure (1.5%)
Carnival Corp.	138,939	8,860,140
Chipotle Mexican Grill, Inc.*	8,336	3,788,879
Darden Restaurants, Inc.	41,730	4,639,959
Hilton Worldwide Holdings, Inc.	100,888	8,149,733
Marriott International, Inc., Class A	97,442	12,865,267
McDonald’s Corp.	262,484	43,910,949
MGM Resorts International	172,407	4,811,879
Norwegian Cruise Line Holdings Ltd.*	69,740	4,005,168
Royal Caribbean Cruises Ltd.	57,515	7,473,499
Starbucks Corp.	456,454	25,944,845
Wynn Resorts Ltd.	33,083	4,203,526
Yum! Brands, Inc.	107,619	9,783,643

		138,437,487

Household Durables (0.3%)
DR Horton, Inc.	112,405	4,741,242
Garmin Ltd.	40,882	2,863,784
Leggett & Platt, Inc.	43,582	1,908,456
Lennar Corp., Class A	98,703	4,608,443
Mohawk Industries, Inc.*	21,863	3,833,677
Newell Brands, Inc.	147,076	2,985,643
PulteGroup, Inc.	85,793	2,125,093
Whirlpool Corp.	22,046	2,617,963

		25,684,301

Internet & Direct Marketing Retail (4.2%)
Amazon.com, Inc.*	138,619	277,653,856
Booking Holdings, Inc.*	16,062	31,867,008
eBay, Inc.*	314,130	10,372,573
Expedia Group, Inc.	40,539	5,289,529
Netflix, Inc.*	147,333	55,121,695
TripAdvisor, Inc.(x)*	32,372	1,653,238

		381,957,899

Leisure Products (0.1%)
Hasbro, Inc.	40,864	4,295,624
Mattel, Inc.(x)*	123,779	1,943,330

		6,238,954

Multiline Retail (0.5%)
Dollar General Corp.	89,841	9,819,621
Dollar Tree, Inc.*	80,368	6,554,010
Kohl’s Corp.	54,901	4,092,870
Macy’s, Inc.	103,993	3,611,677
Nordstrom, Inc.	41,085	2,457,294
Target Corp.	178,210	15,719,904

		42,255,376

Specialty Retail (2.2%)
Advance Auto Parts, Inc.	24,881	4,188,219
AutoZone, Inc.*	8,775	6,806,768
Best Buy Co., Inc.	82,370	6,536,883
CarMax, Inc.*	58,981	4,404,111
Foot Locker, Inc.	36,246	1,847,821
Gap, Inc. (The)	74,887	2,160,490
Home Depot, Inc. (The)	387,108	80,189,423
L Brands, Inc.	75,891	2,299,497
Lowe’s Cos., Inc.	274,394	31,505,919
O’Reilly Automotive, Inc.*	27,166	9,435,295
Ross Stores, Inc.	127,421	12,627,421
Tiffany & Co.	36,861	4,753,963
TJX Cos., Inc. (The)	212,792	23,836,960
Tractor Supply Co.	40,855	3,712,902
Ulta Beauty, Inc.*	19,373	5,465,511

		199,771,183

Textiles, Apparel & Luxury Goods (0.7%)
Hanesbrands, Inc.(x)	118,450	2,183,034
Michael Kors Holdings Ltd.*	50,502	3,462,417
NIKE, Inc., Class B	434,825	36,838,374
PVH Corp.	25,483	3,679,745
Ralph Lauren Corp.	18,148	2,496,257
Tapestry, Inc.	98,718	4,962,554
Under Armour, Inc., Class A(x)*	59,819	1,269,359
Under Armour, Inc., Class C*	64,537	1,255,890
VF Corp.	110,228	10,300,807

		66,448,437

Total Consumer Discretionary		913,331,867

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

AXA 500 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Consumer Staples (6.1%)
Beverages (1.6%)
Brown-Forman Corp., Class B	57,023	$2,882,513
Coca-Cola Co. (The)	1,295,040	59,817,897
Constellation Brands, Inc., Class A	57,448	12,386,938
Molson Coors Brewing Co., Class B	65,239	4,012,199
Monster Beverage Corp.*	133,179	7,761,672
PepsiCo, Inc.	479,502	53,608,323

		140,469,542

Food & Staples Retailing (1.3%)
Costco Wholesale Corp.	148,734	34,934,642
Kroger Co. (The)	270,099	7,862,582
Sysco Corp.	161,373	11,820,572
Walgreens Boots Alliance, Inc.	283,619	20,675,825
Walmart, Inc.	484,467	45,496,296

		120,789,917

Food Products (1.0%)
Archer-Daniels-Midland Co.	189,832	9,542,855
Campbell Soup Co.(x)	66,558	2,438,020
Conagra Brands, Inc.	127,858	4,343,336
General Mills, Inc.	202,512	8,691,815
Hershey Co. (The)	46,976	4,791,552
Hormel Foods Corp.(x)	92,627	3,649,504
JM Smucker Co. (The)	37,843	3,883,070
Kellogg Co.	85,443	5,982,719
Kraft Heinz Co. (The)	210,385	11,594,317
McCormick & Co., Inc. (Non- Voting)	41,042	5,407,284
Mondelez International, Inc., Class A	495,801	21,299,610
Tyson Foods, Inc., Class A	101,084	6,017,531

		87,641,613

Household Products (1.2%)
Church & Dwight Co., Inc.	83,905	4,981,440
Clorox Co. (The)	43,282	6,510,046
Colgate-Palmolive Co.	293,691	19,662,612
Kimberly-Clark Corp.	117,177	13,315,994
Procter & Gamble Co. (The)	842,182	70,094,808

		114,564,900

Personal Products (0.1%)
Coty, Inc., Class A	140,459	1,764,165
Estee Lauder Cos., Inc. (The), Class A	76,210	11,074,837

		12,839,002

Tobacco (0.9%)
Altria Group, Inc.	637,212	38,430,256
Philip Morris International, Inc.	526,437	42,925,673

		81,355,929

Total Consumer Staples		557,660,903

Energy (5.4%)
Energy Equipment & Services (0.6%)
Baker Hughes a GE Co.	135,770	4,593,099
Halliburton Co.	301,310	12,212,094
Helmerich & Payne, Inc.	36,889	2,536,857
National Oilwell Varco, Inc.	127,589	5,496,534
Schlumberger Ltd.	470,400	28,656,768
TechnipFMC plc	140,758	4,398,688

		57,894,040

Oil, Gas & Consumable Fuels (4.8%)
Anadarko Petroleum Corp.	171,969	11,592,430
Andeavor	47,793	7,336,226
Apache Corp.	132,883	6,334,533
Cabot Oil & Gas Corp.	141,280	3,181,626
Chevron Corp.	648,309	79,275,224
Cimarex Energy Co.	33,021	3,068,972
Concho Resources, Inc.*	67,757	10,349,882
ConocoPhillips	393,935	30,490,569
Devon Energy Corp.	169,844	6,783,569
EOG Resources, Inc.	196,995	25,130,652
EQT Corp.	91,328	4,039,437
Exxon Mobil Corp.	1,432,467	121,788,343
Hess Corp.	84,252	6,030,758
HollyFrontier Corp.	54,838	3,833,176
Kinder Morgan, Inc.	640,072	11,348,477
Marathon Oil Corp.	288,953	6,726,826
Marathon Petroleum Corp.	151,870	12,145,044
Newfield Exploration Co.*	72,873	2,100,929
Noble Energy, Inc.	158,121	4,931,794
Occidental Petroleum Corp.	260,572	21,411,201
ONEOK, Inc.	140,312	9,511,750
Phillips 66	144,512	16,289,393
Pioneer Natural Resources Co.	57,895	10,084,730
Valero Energy Corp.	145,004	16,494,205
Williams Cos., Inc. (The)	409,178	11,125,550

		441,405,296

Total Energy		499,299,336

Financials (12.1%)
Banks (5.4%)
Bank of America Corp.	3,142,864	92,588,772
BB&T Corp.	262,525	12,742,964
Citigroup, Inc.	851,468	61,084,314
Citizens Financial Group, Inc.	162,738	6,276,805
Comerica, Inc.	57,384	5,176,037
Fifth Third Bancorp	222,679	6,217,198
Huntington Bancshares, Inc.	382,150	5,701,678
JPMorgan Chase & Co.	1,137,121	128,312,733
KeyCorp	352,709	7,015,382
M&T Bank Corp.	48,130	7,919,310
People’s United Financial, Inc.	125,814	2,153,936
PNC Financial Services Group, Inc. (The)‡	156,060	21,253,811
Regions Financial Corp.	367,837	6,749,809
SunTrust Banks, Inc.	157,064	10,490,305
SVB Financial Group*	17,861	5,551,735
US Bancorp	518,101	27,360,914
Wells Fargo & Co.	1,466,542	77,081,447
Zions Bancorp	66,254	3,322,638

		486,999,788

Capital Markets (2.5%)
Affiliated Managers Group, Inc.	17,120	2,340,646
Ameriprise Financial, Inc.	47,895	7,072,176
Bank of New York Mellon Corp. (The)	311,256	15,870,943
BlackRock, Inc.‡	41,435	19,529,559
Cboe Global Markets, Inc.	36,467	3,499,373
Charles Schwab Corp. (The)	409,189	20,111,639
CME Group, Inc.	116,082	19,758,317
E*TRADE Financial Corp.*	88,224	4,622,055
Franklin Resources, Inc.(x)	98,956	3,009,252
Goldman Sachs Group, Inc. (The)	119,353	26,763,716
Intercontinental Exchange, Inc.	195,013	14,604,524
Invesco Ltd.	141,525	3,238,092
Jefferies Financial Services, Inc.	96,678	2,123,049
Moody’s Corp.	56,563	9,457,334
Morgan Stanley	448,652	20,893,724
MSCI, Inc.	29,215	5,183,033
Nasdaq, Inc.	38,566	3,308,963
Northern Trust Corp.	75,545	7,715,411
Raymond James Financial, Inc.	45,750	4,211,288
S&P Global, Inc.	85,534	16,712,488
State Street Corp.	128,371	10,754,922
T. Rowe Price Group, Inc.	83,671	9,135,200

		229,915,704

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

AXA 500 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Consumer Finance (0.6%)
American Express Co.	238,157	$25,361,340
Capital One Financial Corp.	161,223	15,304,899
Discover Financial Services	116,965	8,941,974
Synchrony Financial	230,555	7,165,649

		56,773,862

Diversified Financial Services (1.5%)
Berkshire Hathaway, Inc., Class B*	659,569	141,220,319

Insurance (2.1%)
Aflac, Inc.	260,645	12,268,560
Allstate Corp. (The)	116,357	11,484,436
American International Group, Inc.	300,736	16,011,185
Aon plc	81,732	12,568,747
Arthur J Gallagher & Co.	60,927	4,535,406
Assurant, Inc.	16,058	1,733,461
Brighthouse Financial, Inc.*	40,527	1,792,914
Chubb Ltd.	156,825	20,958,094
Cincinnati Financial Corp.	51,710	3,971,845
Everest Re Group Ltd.	13,786	3,149,687
Hartford Financial Services Group, Inc. (The)	123,753	6,182,700
Lincoln National Corp.	73,920	5,001,427
Loews Corp.	94,080	4,725,638
Marsh & McLennan Cos., Inc.	170,323	14,089,119
MetLife, Inc.	335,974	15,696,705
Principal Financial Group, Inc.	88,725	5,198,398
Progressive Corp. (The)	197,664	14,042,051
Prudential Financial, Inc.	141,387	14,325,331
Torchmark Corp.	34,403	2,982,396
Travelers Cos., Inc. (The)	90,897	11,790,250
Unum Group	72,191	2,820,502
Willis Towers Watson plc	43,697	6,158,655

		191,487,507

Total Financials		1,106,397,180

Health Care (13.7%)
Biotechnology (2.3%)
AbbVie, Inc.	512,822	48,502,706
Alexion Pharmaceuticals, Inc.*	75,821	10,539,877
Amgen, Inc.	218,998	45,396,095
Biogen, Inc.*	68,156	24,080,196
Celgene Corp.*	237,977	21,296,562
Gilead Sciences, Inc.	437,769	33,800,144
Incyte Corp.*	59,089	4,081,868
Regeneron Pharmaceuticals, Inc.*	26,040	10,521,202
Vertex Pharmaceuticals, Inc.*	87,203	16,807,506

		215,026,156

Health Care Equipment & Supplies (3.0%)
Abbott Laboratories	593,914	43,569,531
ABIOMED, Inc.*	15,184	6,829,004
Align Technology, Inc.*	24,776	9,692,867
Baxter International, Inc.	168,695	13,004,698
Becton Dickinson and Co.	90,923	23,730,903
Boston Scientific Corp.*	471,187	18,140,700
Cooper Cos., Inc. (The)	16,864	4,673,858
Danaher Corp.	209,305	22,743,081
Dentsply Sirona, Inc.	70,905	2,675,955
Edwards Lifesciences Corp.*	70,107	12,205,629
Hologic, Inc.*	90,127	3,693,404
IDEXX Laboratories, Inc.*	29,018	7,244,634
Intuitive Surgical, Inc.*	38,587	22,148,938
Medtronic plc	458,511	45,103,726
ResMed, Inc.	46,474	5,360,311
Stryker Corp.	105,025	18,660,842
Varian Medical Systems, Inc.*	30,748	3,441,624
Zimmer Biomet Holdings, Inc.	68,437	8,997,412

		271,917,117

Health Care Providers & Services (3.1%)
Aetna, Inc.	111,335	22,584,305
AmerisourceBergen Corp.	53,098	4,896,698
Anthem, Inc.	87,952	24,103,246
Cardinal Health, Inc.	101,731	5,493,474
Centene Corp.*	70,098	10,148,788
Cigna Corp.	82,280	17,134,810
CVS Health Corp.	345,449	27,193,745
DaVita, Inc.*	42,916	3,074,073
Envision Healthcare Corp.*	37,685	1,723,335
Express Scripts Holding Co.*	191,717	18,215,032
HCA Healthcare, Inc.	91,323	12,704,856
Henry Schein, Inc.*	53,582	4,556,077
Humana, Inc.	46,821	15,849,845
Laboratory Corp. of America Holdings*	35,211	6,115,446
McKesson Corp.	66,972	8,883,836
Quest Diagnostics, Inc.	45,993	4,963,105
UnitedHealth Group, Inc.	325,643	86,634,063
Universal Health Services, Inc., Class B	30,357	3,880,839
WellCare Health Plans, Inc.*	17,416	5,581,654

		283,737,227

Health Care Technology (0.1%)
Cerner Corp.*	111,315	7,169,799

Life Sciences Tools & Services (0.9%)
Agilent Technologies, Inc.	106,666	7,524,220
Illumina, Inc.*	50,205	18,428,247
IQVIA Holdings, Inc.*	55,271	7,170,860
Mettler-Toledo International, Inc.*	8,593	5,232,965
PerkinElmer, Inc.	36,614	3,561,444
Thermo Fisher Scientific, Inc.	136,491	33,314,722
Waters Corp.*	25,342	4,933,581

		80,166,039

Pharmaceuticals (4.3%)
Allergan plc	107,957	20,563,649
Bristol-Myers Squibb Co.	554,347	34,413,862
Eli Lilly & Co.	323,927	34,760,606
Johnson & Johnson	907,683	125,414,560
Merck & Co., Inc.	899,823	63,833,444
Mylan NV*	169,018	6,186,059
Nektar Therapeutics*	59,181	3,607,674
Perrigo Co. plc	41,995	2,973,246
Pfizer, Inc.	1,983,386	87,407,821
Zoetis, Inc.	162,585	14,886,283

		394,047,204

Total Health Care		1,252,063,542

Industrials (8.8%)
Aerospace & Defense (2.5%)
Arconic, Inc.	141,984	3,125,068
Boeing Co. (The)	180,772	67,229,106
General Dynamics Corp.	94,229	19,290,561
Harris Corp.	38,854	6,574,485
Huntington Ingalls Industries, Inc.	14,959	3,830,701
L3 Technologies, Inc.	25,778	5,480,918
Lockheed Martin Corp.	83,634	28,934,019
Northrop Grumman Corp.	58,711	18,633,110
Raytheon Co.	96,711	19,986,295
Rockwell Collins, Inc.	55,132	7,744,392
Textron, Inc.	83,093	5,938,657
TransDigm Group, Inc.*	15,961	5,942,280
United Technologies Corp.	254,461	35,576,192

		228,285,784

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

AXA 500 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Air Freight & Logistics (0.6%)
CH Robinson Worldwide, Inc.	47,167	$4,618,593
Expeditors International of Washington, Inc.	58,239	4,282,314
FedEx Corp.	81,800	19,696,622
United Parcel Service, Inc., Class B	234,601	27,389,666

		55,987,195

Airlines (0.4%)
Alaska Air Group, Inc.	41,987	2,891,225
American Airlines Group, Inc.	136,695	5,649,604
Delta Air Lines, Inc.	212,853	12,309,289
Southwest Airlines Co.	174,488	10,896,776
United Continental Holdings, Inc.*	78,247	6,968,678

		38,715,572

Building Products (0.2%)
Allegion plc	31,581	2,860,291
AO Smith Corp.	49,502	2,641,922
Fortune Brands Home & Security, Inc.	48,027	2,514,694
Johnson Controls International plc	311,832	10,914,120
Masco Corp.	101,334	3,708,824

		22,639,851

Commercial Services & Supplies (0.3%)
Cintas Corp.	29,855	5,905,618
Copart, Inc.*	68,990	3,555,055
Republic Services, Inc.	73,935	5,372,117
Rollins, Inc.	33,208	2,015,394
Stericycle, Inc.*	31,559	1,851,882
Waste Management, Inc.	133,112	12,027,999

		30,728,065

Construction & Engineering (0.1%)
Fluor Corp.	47,565	2,763,527
Jacobs Engineering Group, Inc.	41,277	3,157,690
Quanta Services, Inc.*	49,641	1,657,017

		7,578,234

Electrical Equipment (0.5%)
AMETEK, Inc.	78,189	6,186,314
Eaton Corp. plc	146,865	12,737,601
Emerson Electric Co.	211,748	16,215,662
Rockwell Automation, Inc.	41,755	7,829,898

		42,969,475

Industrial Conglomerates (1.4%)
3M Co.	198,475	41,820,667
General Electric Co.	2,943,633	33,233,617
Honeywell International, Inc.	251,475	41,845,440
Roper Technologies, Inc.	34,732	10,287,966

		127,187,690

Machinery (1.4%)
Caterpillar, Inc.	201,301	30,696,390
Cummins, Inc.	50,729	7,409,985
Deere & Co.	108,719	16,343,727
Dover Corp.	48,211	4,268,120
Flowserve Corp.	45,358	2,480,629
Fortive Corp.(x)	103,270	8,695,334
Illinois Tool Works, Inc.	104,847	14,796,009
Ingersoll-Rand plc	83,307	8,522,306
PACCAR, Inc.	119,169	8,126,134
Parker-Hannifin Corp.	45,139	8,302,416
Pentair plc	57,708	2,501,642
Snap-on, Inc.	19,800	3,635,280
Stanley Black & Decker, Inc.	51,221	7,500,803
Xylem, Inc.	59,871	4,781,897

		128,060,672

Professional Services (0.3%)
Equifax, Inc.	41,559	5,426,359
IHS Markit Ltd.*	121,217	6,540,869
Nielsen Holdings plc	120,525	3,333,722
Robert Half International, Inc.	39,123	2,753,477
Verisk Analytics, Inc.*	55,727	6,717,889

		24,772,316

Road & Rail (0.9%)
CSX Corp.	276,042	20,440,910
JB Hunt Transport Services, Inc.	30,020	3,570,579
Kansas City Southern	34,887	3,951,999
Norfolk Southern Corp.	94,323	17,025,302
Union Pacific Corp.	250,200	40,740,066

		85,728,856

Trading Companies & Distributors (0.2%)
Fastenal Co.	96,593	5,604,326
United Rentals, Inc.*	27,780	4,544,808
WW Grainger, Inc.	15,384	5,498,395

		15,647,529

Total Industrials		808,301,239

Information Technology (18.9%)
Communications Equipment (1.0%)
Arista Networks, Inc.*	17,468	4,644,042
Cisco Systems, Inc.	1,546,665	75,245,252
F5 Networks, Inc.*	20,633	4,114,633
Juniper Networks, Inc.	116,748	3,498,938
Motorola Solutions, Inc.	55,038	7,162,645

		94,665,510

Electronic Equipment, Instruments & Components (0.4%)
Amphenol Corp., Class A	101,323	9,526,388
Corning, Inc.	276,386	9,756,426
FLIR Systems, Inc.	49,318	3,031,577
IPG Photonics Corp.*	11,175	1,744,082
TE Connectivity Ltd.	117,884	10,365,541

		34,424,014

IT Services (4.3%)
Accenture plc, Class A	216,513	36,850,513
Akamai Technologies, Inc.*	59,264	4,335,162
Alliance Data Systems Corp.	15,543	3,670,635
Automatic Data Processing, Inc.	148,314	22,344,987
Broadridge Financial Solutions, Inc.	38,448	5,073,214
Cognizant Technology Solutions Corp., Class A	196,927	15,192,918
DXC Technology Co.	94,246	8,813,886
Fidelity National Information Services, Inc.	111,179	12,126,294
Fiserv, Inc.*	136,997	11,285,813
FleetCor Technologies, Inc.*	29,513	6,724,242
Gartner, Inc.*	30,689	4,864,207
Global Payments, Inc.	53,690	6,840,106
International Business Machines Corp.	308,826	46,697,579
Mastercard, Inc., Class A	308,691	68,717,704
Paychex, Inc.	109,833	8,089,200
PayPal Holdings, Inc.*	400,484	35,178,515
Total System Services, Inc.	55,945	5,524,009
VeriSign, Inc.*	36,300	5,812,356
Visa, Inc., Class A	601,361	90,258,271
Western Union Co. (The)	155,253	2,959,122

		401,358,733

Semiconductors & Semiconductor Equipment (3.5%)
Advanced Micro Devices, Inc.*	290,258	8,966,070
Analog Devices, Inc.	127,410	11,780,329
Applied Materials, Inc.	331,611	12,816,765
Broadcom, Inc.	146,055	36,036,150
Intel Corp.	1,560,085	73,776,419
KLA-Tencor Corp.	52,975	5,388,087
Lam Research Corp.	53,316	8,088,037
Microchip Technology, Inc.(x)	81,506	6,431,638
Micron Technology, Inc.*	396,142	17,917,503

See Notes to Portfolio of Investments.

4

EQ ADVISORS TRUST

AXA 500 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
NVIDIA Corp.	205,711	$57,808,905
Qorvo, Inc.*	40,040	3,078,676
QUALCOMM, Inc.	476,886	34,350,099
Skyworks Solutions, Inc.	58,508	5,307,261
Texas Instruments, Inc.	327,195	35,104,752
Xilinx, Inc.	85,125	6,824,471

		323,675,162

Software (5.4%)
Adobe Systems, Inc.*	165,804	44,758,790
ANSYS, Inc.*	29,235	5,457,590
Autodesk, Inc.*	72,722	11,352,631
CA, Inc.	108,439	4,787,582
Cadence Design Systems, Inc.*	95,923	4,347,230
Citrix Systems, Inc.*	42,255	4,697,066
Intuit, Inc.	87,519	19,901,821
Microsoft Corp.	2,594,464	296,728,848
Oracle Corp.	956,358	49,309,818
Red Hat, Inc.*	60,803	8,286,233
salesforce.com, Inc.*	256,022	40,715,179
Symantec Corp.	217,925	4,637,444
Synopsys, Inc.*	51,727	5,100,799

		500,081,031

Technology Hardware, Storage & Peripherals (4.3%)
Apple, Inc.	1,552,449	350,449,837
Hewlett Packard Enterprise Co.	497,917	8,121,026
HP, Inc.	535,392	13,797,052
NetApp, Inc.	87,240	7,493,044
Seagate Technology plc	88,421	4,186,734
Western Digital Corp.	97,248	5,692,898
Xerox Corp.	78,564	2,119,657

		391,860,248

Total Information Technology		1,746,064,698

Materials (2.2%)
Chemicals (1.6%)
Air Products & Chemicals, Inc.	73,798	12,327,956
Albemarle Corp.(x)	36,682	3,660,130
CF Industries Holdings, Inc.	82,114	4,470,286
DowDuPont, Inc.	781,357	50,249,070
Eastman Chemical Co.	46,670	4,467,252
Ecolab, Inc.	85,310	13,374,902
FMC Corp.(x)	43,452	3,788,145
International Flavors & Fragrances, Inc.	26,295	3,658,160
LyondellBasell Industries NV, Class A	106,927	10,961,087
Mosaic Co. (The)	118,185	3,838,649
PPG Industries, Inc.	81,884	8,936,001
Praxair, Inc.	98,317	15,802,492
Sherwin-Williams Co. (The)	27,978	12,735,865

		148,269,995

Construction Materials (0.1%)
Martin Marietta Materials, Inc.	21,583	3,927,027
Vulcan Materials Co.	44,580	4,957,296

		8,884,323

Containers & Packaging (0.3%)
Avery Dennison Corp.	30,243	3,276,829
Ball Corp.	114,804	5,050,228
International Paper Co.	138,481	6,806,341
Packaging Corp. of America	32,292	3,542,109
Sealed Air Corp.	50,390	2,023,159
WestRock Co.	83,678	4,471,752

		25,170,418

Metals & Mining (0.2%)
Freeport-McMoRan, Inc.	490,256	6,824,364
Newmont Mining Corp.	180,565	5,453,063
Nucor Corp.	107,813	6,840,734

		19,118,161

Total Materials		201,442,897

Real Estate (2.4%)
Equity Real Estate Investment Trusts (REITs) (2.3%)
Alexandria Real Estate Equities, Inc. (REIT)	35,866	4,511,584
American Tower Corp. (REIT)	148,697	21,605,674
Apartment Investment & Management Co. (REIT), Class A	53,432	2,357,954
AvalonBay Communities, Inc. (REIT)	46,457	8,415,686
Boston Properties, Inc. (REIT)	51,971	6,397,110
Crown Castle International Corp. (REIT)	139,662	15,548,570
Digital Realty Trust, Inc. (REIT)	69,340	7,799,363
Duke Realty Corp. (REIT)	120,284	3,412,457
Equinix, Inc. (REIT)	27,110	11,735,648
Equity Residential (REIT)	123,969	8,214,186
Essex Property Trust, Inc. (REIT)	22,902	5,650,152
Extra Space Storage, Inc. (REIT)	44,330	3,840,751
Federal Realty Investment Trust (REIT)	25,658	3,244,967
HCP, Inc. (REIT)	163,358	4,299,583
Host Hotels & Resorts, Inc. (REIT)	249,912	5,273,143
Iron Mountain, Inc. (REIT)	96,152	3,319,167
Kimco Realty Corp. (REIT)	147,205	2,464,212
Macerich Co. (The) (REIT)	34,540	1,909,717
Mid-America Apartment Communities, Inc. (REIT)	36,994	3,706,059
Prologis, Inc. (REIT)	214,805	14,561,631
Public Storage (REIT)	50,447	10,171,629
Realty Income Corp. (REIT)	98,726	5,616,522
Regency Centers Corp. (REIT)	57,327	3,707,337
SBA Communications Corp. (REIT)*	37,863	6,081,934
Simon Property Group, Inc. (REIT)	103,903	18,364,855
SL Green Realty Corp. (REIT)	29,003	2,828,663
UDR, Inc. (REIT)	90,116	3,643,390
Ventas, Inc. (REIT)	120,301	6,541,968
Vornado Realty Trust (REIT)	59,023	4,308,679
Welltower, Inc. (REIT)	123,455	7,940,626
Weyerhaeuser Co. (REIT)	260,734	8,413,886

		215,887,103

Real Estate Management & Development (0.1%)
CBRE Group, Inc., Class A*	108,391	4,780,043

Total Real Estate		220,667,146

Utilities (2.6%)
Electric Utilities (1.6%)
Alliant Energy Corp.	82,024	3,491,762
American Electric Power Co., Inc.	168,934	11,974,042
Duke Energy Corp.	241,018	19,286,260
Edison International	110,472	7,476,745
Entergy Corp.	62,577	5,076,872
Evergy, Inc.	92,262	5,067,029
Eversource Energy	104,595	6,426,317
Exelon Corp.	325,022	14,190,461
FirstEnergy Corp.	164,440	6,112,235
NextEra Energy, Inc.	160,145	26,840,301
PG&E Corp.*	173,870	7,999,759
Pinnacle West Capital Corp.	35,974	2,848,421
PPL Corp.	240,203	7,028,340
Southern Co. (The)	345,902	15,081,327
Xcel Energy, Inc.	168,080	7,935,057

		146,834,928

See Notes to Portfolio of Investments.

5

EQ ADVISORS TRUST

AXA 500 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Independent Power and Renewable Electricity Producers (0.1%)
AES Corp.	234,391	$3,281,474
NRG Energy, Inc.	103,122	3,856,763

		7,138,237

Multi-Utilities (0.8%)
Ameren Corp.	85,048	5,376,735
CenterPoint Energy, Inc.	150,816	4,170,062
CMS Energy Corp.	95,570	4,682,930
Consolidated Edison, Inc.	104,616	7,970,693
Dominion Energy, Inc.	221,248	15,549,309
DTE Energy Co.	62,825	6,856,092
NiSource, Inc.	122,830	3,060,924
Public Service Enterprise Group, Inc.	170,095	8,979,315
SCANA Corp.	48,551	1,888,148
Sempra Energy	92,522	10,524,378
WEC Energy Group, Inc.	107,021	7,144,722

		76,203,308

Water Utilities (0.1%)
American Water Works Co., Inc.	62,792	5,523,812

Total Utilities		235,700,285

Total Common Stocks (90.7%) (Cost $4,754,450,123)		8,317,593,586

SHORT-TERM INVESTMENTS:
Investment Company (4.4%)
JPMorgan Prime Money Market Fund, IM Shares	402,906,516	403,027,388

	Principal Amount	Value (Note 1)
Repurchase Agreements (0.3%)
Citigroup Global Markets, Inc., 2.44%, dated 9/28/18, due 10/5/18, repurchase price $2,501,186, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 1.625%-2.250%, maturing 11/30/19-11/15/27; total market value $2,635,715.(xx)	$2,500,000	$2,500,000
Deutsche Bank Securities, Inc., 2.26%, dated 9/28/18, due 10/1/18, repurchase price $4,874,254, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 5/15/19-8/15/47; total market value $4,970,803.(xx)	4,873,336	4,873,336
ING Bank NV, 2.42%, dated 9/28/18, due 10/1/18, repurchase price $3,478,239, collateralized by various Common Stocks; total market value $3,864,400.(xx)	3,477,538	3,477,538
Natwest Markets Securities, Inc., 2.14%, dated 9/25/18, due 10/2/18, repurchase price $2,000,476, collateralized by various U.S. Government Treasury Securities, ranging from 1.375%-2.125%, maturing 10/31/20-11/15/26; total market value $2,040,728.(xx)	2,000,000	2,000,000
Natwest Markets Securities, Inc., 2.19%, dated 9/28/18, due 10/5/18, repurchase price $2,000,852, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-3.375%, maturing 2/15/19-5/15/44; total market value $2,040,373.(xx)	2,000,000	2,000,000
NBC Global Finance Ltd., 2.34%, dated 9/28/18, due 10/1/18, repurchase price $7,001,365, collateralized by various Common Stocks; total market value $7,788,586.(xx)	7,000,000	7,000,000
NBC Global Finance Ltd., 2.37%, dated 9/28/18, due 10/5/18, repurchase price $2,000,922, collateralized by various Common Stocks; total market value $2,225,488.(xx)	2,000,000	2,000,000
Societe Generale SA, 2.19%, dated 9/28/18, due 10/5/18, repurchase price $1,000,426, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-3.875%, maturing 11/8/18-8/15/45; total market value $1,020,001.(xx)	1,000,000	1,000,000

Total Repurchase Agreements		24,850,874

Total Short-Term Investments (4.7%) (Cost $427,843,971)		427,878,262

Total Investments in Securities (95.4%) (Cost $5,182,294,094)		8,745,471,848
Other Assets Less Liabilities (4.6%)		421,936,818

Net Assets (100%)		$9,167,408,666

See Notes to Portfolio of Investments.

6

EQ ADVISORS TRUST

AXA 500 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

*	Non-income producing.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

(x)	All or a portion of security is on loan at September 30, 2018.

(xx)

At September 30, 2018, the Portfolio had loaned securities with a total value of $27,170,486. This was secured by cash collateral of $24,850,874 which was subsequently invested in joint repurchase agreements with a total value of $24,850,874, for which the Portfolio has a proportionate interest as reported in the Portfolio of Investments as Repurchase Agreements, and $3,020,474 collateralized by various U.S. Government Treasury Securities, ranging from 0.000% - 8.750%, maturing 10/4/18-11/15/47.

Glossary:

USD — United States Dollar

See Notes to Portfolio of Investments.

7

EQ ADVISORS TRUST

AXA 500 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

Investments in companies which were affiliates for nine months ended September 30, 2018, were as follows:

Security Description	Shares at September 30, 2018	Market Value December 31, 2017 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value September 30, 2018 ($)	Dividend/Interest Income ($)	Capital Gain Distributions ($)
BlackRock, Inc.	41,435	22,273,438	—	(980,550)	288,495	(2,051,824)	19,529,559	372,998	—
PNC Financial Services Group, Inc. (The)	156,060	24,151,693	—	(1,683,101)	577,150	(1,791,931)	21,253,811	394,931	—

Total		46,425,131	—	(2,663,651)	865,645	(3,843,755)	40,783,370	767,929	—

Futures contracts outstanding as of September 30, 2018 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index	5,831	12/2018	USD	851,034,450	4,442,584

					4,442,584

See Notes to Portfolio of Investments.

8

EQ ADVISORS TRUST

AXA 500 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2018:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$776,664,493	$—	$—	$776,664,493
Consumer Discretionary	913,331,867	—	—	913,331,867
Consumer Staples	557,660,903	—	—	557,660,903
Energy	499,299,336	—	—	499,299,336
Financials	1,106,397,180	—	—	1,106,397,180
Health Care	1,252,063,542	—	—	1,252,063,542
Industrials	808,301,239	—	—	808,301,239
Information Technology	1,746,064,698	—	—	1,746,064,698
Materials	201,442,897	—	—	201,442,897
Real Estate	220,667,146	—	—	220,667,146
Utilities	235,700,285	—	—	235,700,285
Futures	4,442,584	—	—	4,442,584
Short-Term Investments
Investment Company	403,027,388	—	—	403,027,388
Repurchase Agreements	—	24,850,874	—	24,850,874

Total Assets	$8,725,063,558	$24,850,874	$—	$8,749,914,432

Total Liabilities	$—	$—	$—	$—

Total	$8,725,063,558	$24,850,874	$—	$8,749,914,432

There were no transfers between Levels 1, 2 or 3 during the nine months ended September 30, 2018.

As of September 30, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$3,735,441,641
Aggregate gross unrealized depreciation	(173,910,421)

Net unrealized appreciation	$3,561,531,220

Federal income tax cost of investments in securities and derivative instruments, if applicable	$5,188,383,212

See Notes to Portfolio of Investments.

9

EQ ADVISORS TRUST

AXA 400 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (1.9%)
Entertainment (0.8%)
Cinemark Holdings, Inc.	36,908	$1,483,702
Live Nation Entertainment, Inc.*	47,867	2,607,315
World Wrestling Entertainment, Inc., Class A	15,046	1,455,400

		5,546,417

Interactive Media & Services (0.1%)
Cars.com, Inc.*	22,256	614,488

Media (0.9%)
AMC Networks, Inc., Class A*	15,765	1,045,850
Cable One, Inc.	1,721	1,520,693
John Wiley & Sons, Inc., Class A	15,784	956,510
Meredith Corp.(x)	13,798	704,388
New York Times Co. (The), Class A	48,955	1,133,308
TEGNA, Inc.	74,680	893,173

		6,253,922

Wireless Telecommunication Services (0.1%)
Telephone & Data Systems, Inc.	31,944	972,056

Total Communication Services		13,386,883

Consumer Discretionary (10.5%)
Auto Components (0.9%)
Adient plc	30,125	1,184,214
Dana, Inc.	50,145	936,207
Delphi Technologies plc	30,857	967,676
Gentex Corp.	93,291	2,002,025
Visteon Corp.*	10,187	946,372

		6,036,494

Automobiles (0.2%)
Thor Industries, Inc.	17,367	1,453,618

Distributors (0.3%)
Pool Corp.	14,007	2,337,488

Diversified Consumer Services (0.9%)
Adtalem Global Education, Inc.*	20,929	1,008,778
Graham Holdings Co., Class B	1,529	885,750
Service Corp. International	62,569	2,765,549
Sotheby’s*	12,742	626,779
Weight Watchers International, Inc.*	13,405	965,026

		6,251,882

Hotels, Restaurants & Leisure (3.4%)
Boyd Gaming Corp.	28,044	949,289
Brinker International, Inc.(x)	14,162	661,790
Cheesecake Factory, Inc. (The)(x)	14,627	783,130
Churchill Downs, Inc.	4,140	1,149,678
Cracker Barrel Old Country Store, Inc.(x)	8,343	1,227,506
Domino’s Pizza, Inc.	14,526	4,282,264
Dunkin’ Brands Group, Inc.(x)	29,064	2,142,598
Eldorado Resorts, Inc.*	22,537	1,095,298
International Speedway Corp., Class A	8,479	371,380
Jack in the Box, Inc.	9,456	792,696
Marriott Vacations Worldwide Corp.	14,214	1,588,415
Papa John’s International, Inc.(x)	7,788	399,369
Scientific Games Corp., Class A*	19,030	483,362
Six Flags Entertainment Corp.(x)	24,785	1,730,489
Texas Roadhouse, Inc.	23,060	1,597,827
Wendy’s Co. (The)	64,951	1,113,260
Wyndham Destinations, Inc.	34,490	1,495,486
Wyndham Hotels & Resorts, Inc.	34,665	1,926,334

		23,790,171

Household Durables (1.2%)
Helen of Troy Ltd.*	9,139	1,196,295
KB Home	29,687	709,816
NVR, Inc.*	1,183	2,922,956
Tempur Sealy International, Inc.(x)*	15,864	839,206
Toll Brothers, Inc.	47,033	1,553,500
TRI Pointe Group, Inc.*	52,744	654,026
Tupperware Brands Corp.	17,353	580,458

		8,456,257

Leisure Products (0.6%)
Brunswick Corp.	30,086	2,016,364
Polaris Industries, Inc.	20,298	2,049,083

		4,065,447

Multiline Retail (0.4%)
Big Lots, Inc.	13,995	584,851
Dillard’s, Inc., Class A(x)	6,674	509,493
Ollie’s Bargain Outlet Holdings, Inc.*	17,836	1,714,040

		2,808,384

Specialty Retail (2.0%)
Aaron’s, Inc.	23,998	1,306,931
American Eagle Outfitters, Inc.	58,313	1,447,912
AutoNation, Inc.*	19,952	829,006
Bed Bath & Beyond, Inc.(x)	48,677	730,155
Dick’s Sporting Goods, Inc.	26,549	941,959
Five Below, Inc.*	19,331	2,514,190
Michaels Cos., Inc. (The)*	33,887	549,986
Murphy USA, Inc.*	10,381	887,160
Sally Beauty Holdings, Inc.(x)*	41,679	766,477
Signet Jewelers Ltd.	18,009	1,187,333
Urban Outfitters, Inc.*	26,458	1,082,132
Williams-Sonoma, Inc.(x)	27,946	1,836,611

		14,079,852

Textiles, Apparel & Luxury Goods (0.6%)
Carter’s, Inc.	16,121	1,589,531
Deckers Outdoor Corp.*	10,433	1,237,145
Skechers U.S.A., Inc., Class A*	46,868	1,309,023

		4,135,699

Total Consumer Discretionary		73,415,292

Consumer Staples (3.0%)
Beverages (0.1%)
Boston Beer Co., Inc. (The), Class A*	2,996	861,350

Food & Staples Retailing (0.5%)
Casey’s General Stores, Inc.	12,695	1,639,052
Sprouts Farmers Market, Inc.*	44,089	1,208,479
United Natural Foods, Inc.*	17,457	522,837

		3,370,368

Food Products (1.8%)
Flowers Foods, Inc.	63,648	1,187,672
Hain Celestial Group, Inc. (The)*	31,014	841,100
Ingredion, Inc.	24,640	2,586,214
Lamb Weston Holdings, Inc.	50,812	3,384,079
Lancaster Colony Corp.	6,765	1,009,406
Post Holdings, Inc.*	23,112	2,265,900
Sanderson Farms, Inc.(x)	6,972	720,696
Tootsie Roll Industries, Inc.(x)	6,435	188,224
TreeHouse Foods, Inc.*	19,572	936,520

		13,119,811

Household Products (0.2%)
Energizer Holdings, Inc.	20,737	1,216,225

Personal Products (0.4%)
Edgewell Personal Care Co.*	18,753	866,951

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

AXA 400 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Nu Skin Enterprises, Inc., Class A	19,323	$1,592,602

		2,459,553

Total Consumer Staples		21,027,307

Energy (4.8%)
Energy Equipment & Services (1.8%)
Apergy Corp.*	26,916	1,172,461
Core Laboratories NV	15,349	1,777,875
Diamond Offshore Drilling, Inc.(x)*	22,246	444,920
Dril-Quip, Inc.*	13,026	680,609
Ensco plc, Class A	152,089	1,283,631
McDermott International, Inc.*	62,523	1,152,299
Nabors Industries Ltd.	112,915	695,556
Oceaneering International, Inc.*	34,303	946,763
Patterson-UTI Energy, Inc.	76,331	1,306,023
Rowan Cos. plc, Class A*	44,077	829,970
Superior Energy Services, Inc.*	53,608	522,142
Transocean Ltd.(x)*	149,020	2,078,829

		12,891,078

Oil, Gas & Consumable Fuels (3.0%)
Callon Petroleum Co.*	78,947	946,575
Chesapeake Energy Corp.(x)*	316,991	1,423,290
CNX Resources Corp.*	73,914	1,057,709
Energen Corp.*	28,430	2,449,813
Gulfport Energy Corp.*	54,349	565,773
Matador Resources Co.*	35,960	1,188,478
Murphy Oil Corp.	56,540	1,885,044
Oasis Petroleum, Inc.*	92,664	1,313,976
PBF Energy, Inc., Class A	41,577	2,075,108
QEP Resources, Inc.*	82,663	935,745
Range Resources Corp.	71,828	1,220,358
SM Energy Co.	35,714	1,126,062
Southwestern Energy Co.*	203,398	1,039,364
World Fuel Services Corp.	23,683	655,545
WPX Energy, Inc.*	137,280	2,762,073

		20,644,913

Total Energy		33,535,991

Financials (14.5%)
Banks (6.9%)
Associated Banc-Corp.	59,702	1,552,252
BancorpSouth Bank	31,156	1,018,801
Bank of Hawaii Corp.	14,581	1,150,587
Bank OZK	41,937	1,591,929
Cathay General Bancorp	26,780	1,109,763
Chemical Financial Corp.	24,804	1,324,534
Commerce Bancshares, Inc.	32,919	2,173,312
Cullen/Frost Bankers, Inc.	22,171	2,315,538
East West Bancorp, Inc.	50,365	3,040,534
First Horizon National Corp.	112,749	1,946,048
FNB Corp.	112,826	1,435,147
Fulton Financial Corp.	61,150	1,018,148
Hancock Whitney Corp.	29,638	1,409,287
Home BancShares, Inc.	55,746	1,220,837
International Bancshares Corp.	19,044	856,980
MB Financial, Inc.	29,218	1,347,242
PacWest Bancorp	42,473	2,023,838
Pinnacle Financial Partners, Inc.	25,396	1,527,569
Prosperity Bancshares, Inc.	23,017	1,596,229
Signature Bank	19,203	2,205,272
Sterling Bancorp	78,412	1,725,064
Synovus Financial Corp.	40,710	1,864,111
TCF Financial Corp.	58,175	1,385,147
Texas Capital Bancshares, Inc.*	17,401	1,438,193
Trustmark Corp.	23,549	792,424
UMB Financial Corp.	15,642	1,109,018
Umpqua Holdings Corp.	76,570	1,592,656
United Bankshares, Inc.	36,017	1,309,218
Valley National Bancorp	114,992	1,293,660
Webster Financial Corp.	32,004	1,886,956
Wintrust Financial Corp.	19,551	1,660,662

		47,920,956

Capital Markets (2.5%)
Eaton Vance Corp.	40,951	2,152,385
Evercore, Inc., Class A	14,214	1,429,218
FactSet Research Systems, Inc.	13,307	2,976,909
Federated Investors, Inc., Class B	33,184	800,398
Interactive Brokers Group, Inc., Class A	26,095	1,443,314
Janus Henderson Group plc	58,400	1,574,464
Legg Mason, Inc.	29,682	926,969
MarketAxess Holdings, Inc.	13,034	2,326,439
SEI Investments Co.	45,711	2,792,942
Stifel Financial Corp.	24,701	1,266,173

		17,689,211

Consumer Finance (0.4%)
Navient Corp.	81,705	1,101,383
SLM Corp.*	151,515	1,689,393

		2,790,776

Insurance (4.2%)
Alleghany Corp.	5,182	3,381,409
American Financial Group, Inc.	24,416	2,709,444
Aspen Insurance Holdings Ltd.	20,687	864,717
Brown & Brown, Inc.	80,414	2,377,842
CNO Financial Group, Inc.	57,091	1,211,471
First American Financial Corp.	38,763	1,999,783
Genworth Financial, Inc., Class A*	173,588	723,862
Hanover Insurance Group, Inc. (The)	14,787	1,824,272
Kemper Corp.	21,113	1,698,541
Mercury General Corp.	9,406	471,805
Old Republic International Corp.	98,637	2,207,496
Primerica, Inc.	14,961	1,803,549
Reinsurance Group of America, Inc.	22,084	3,192,463
RenaissanceRe Holdings Ltd.	13,992	1,869,051
WR Berkley Corp.	33,418	2,671,101

		29,006,806

Thrifts & Mortgage Finance (0.5%)
LendingTree, Inc.(x)*	2,579	593,428
New York Community Bancorp, Inc.	170,637	1,769,506
Washington Federal, Inc.	28,981	927,392

		3,290,326

Total Financials		100,698,075

Health Care (9.2%)
Biotechnology (0.5%)
Exelixis, Inc.*	103,393	1,832,124
United Therapeutics Corp.*	15,135	1,935,464

		3,767,588

Health Care Equipment & Supplies (4.2%)
Avanos Medical, Inc.*	16,347	1,119,770
Cantel Medical Corp.	12,588	1,158,851
Globus Medical, Inc., Class A*	25,481	1,446,302
Haemonetics Corp.*	17,933	2,054,763
Hill-Rom Holdings, Inc.	23,046	2,175,542
ICU Medical, Inc.*	5,752	1,626,378
Inogen, Inc.*	6,062	1,479,855
Integra LifeSciences Holdings Corp.*	24,529	1,615,725
LivaNova plc*	16,857	2,089,762
Masimo Corp.*	16,651	2,073,716
NuVasive, Inc.*	17,818	1,264,722
STERIS plc	29,332	3,355,581
Teleflex, Inc.	15,887	4,227,371
West Pharmaceutical Services, Inc.	25,512	3,149,967

		28,838,305

Health Care Providers & Services (2.1%)
Acadia Healthcare Co., Inc.*	30,624	1,077,965

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

AXA 400 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Chemed Corp.	5,582	$1,783,896
Encompass Health Corp.	34,348	2,677,426
HealthEquity, Inc.*	18,791	1,774,058
LifePoint Health, Inc.*	13,464	867,082
MEDNAX, Inc.*	32,425	1,512,951
Molina Healthcare, Inc.*	21,426	3,186,045
Patterson Cos., Inc.	28,628	699,955
Tenet Healthcare Corp.*	28,774	818,908

		14,398,286

Health Care Technology (0.3%)
Allscripts Healthcare Solutions, Inc.*	60,575	863,194
Medidata Solutions, Inc.*	20,703	1,517,737

		2,380,931

Life Sciences Tools & Services (1.5%)
Bio-Rad Laboratories, Inc., Class A*	6,951	2,175,593
Bio-Techne Corp.	13,094	2,672,617
Charles River Laboratories International, Inc.*	16,654	2,240,629
PRA Health Sciences, Inc.*	20,103	2,215,150
Syneos Health, Inc.*	21,079	1,086,622

		10,390,611

Pharmaceuticals (0.6%)
Akorn, Inc.*	32,659	423,914
Catalent, Inc.*	50,259	2,289,297
Mallinckrodt plc*	28,874	846,297
Prestige Consumer Healthcare, Inc.*	17,947	680,012

		4,239,520

Total Health Care		64,015,241

Industrials (13.3%)
Aerospace & Defense (1.0%)
Curtiss-Wright Corp.	15,258	2,096,754
Esterline Technologies Corp.*	9,193	836,103
KLX, Inc.*	17,634	1,107,063
Teledyne Technologies, Inc.*	12,459	3,073,386

		7,113,306

Airlines (0.3%)
JetBlue Airways Corp.*	108,532	2,101,180

Building Products (0.4%)
Lennox International, Inc.	12,569	2,745,070

Commercial Services & Supplies (1.1%)
Brink’s Co. (The)	17,691	1,233,947
Clean Harbors, Inc.*	17,764	1,271,547
Deluxe Corp.	16,619	946,286
Healthcare Services Group, Inc.(x)	25,616	1,040,522
Herman Miller, Inc.	20,640	792,576
HNI Corp.	15,188	671,917
MSA Safety, Inc.	12,134	1,291,543
Pitney Bowes, Inc.	65,222	461,772

		7,710,110

Construction & Engineering (1.0%)
AECOM*	55,729	1,820,110
Dycom Industries, Inc.*	10,832	916,387
EMCOR Group, Inc.	20,184	1,516,020
Granite Construction, Inc.	15,801	722,106
KBR, Inc.	48,811	1,031,376
Valmont Industries, Inc.	7,774	1,076,699

		7,082,698

Electrical Equipment (1.3%)
Acuity Brands, Inc.	13,939	2,191,211
EnerSys	14,630	1,274,712
Hubbell, Inc.	19,002	2,538,097
nVent Electric plc	56,450	1,533,182
Regal Beloit Corp.	15,075	1,242,934

		8,780,136

Industrial Conglomerates (0.4%)
Carlisle Cos., Inc.	20,724	2,524,183

Machinery (4.8%)
AGCO Corp.	23,056	1,401,574
Crane Co.	17,629	1,733,812
Donaldson Co., Inc.	44,745	2,606,844
Graco, Inc.	57,987	2,687,118
IDEX Corp.	26,602	4,007,856
ITT, Inc.	30,371	1,860,527
Kennametal, Inc.	28,355	1,235,144
Lincoln Electric Holdings, Inc.(x)	22,609	2,112,585
Nordson Corp.	18,156	2,521,868
Oshkosh Corp.	25,361	1,806,718
Terex Corp.	22,500	897,975
Timken Co. (The)	24,075	1,200,139
Toro Co. (The)	36,493	2,188,485
Trinity Industries, Inc.	51,245	1,877,617
Wabtec Corp.	29,784	3,123,746
Woodward, Inc.	19,248	1,556,393

		32,818,401

Marine (0.2%)
Kirby Corp.*	18,676	1,536,101

Professional Services (0.5%)
Dun & Bradstreet Corp. (The)	12,885	1,836,241
ManpowerGroup, Inc.	22,513	1,935,218

		3,771,459

Road & Rail (1.6%)
Avis Budget Group, Inc.*	23,078	741,727
Genesee & Wyoming, Inc., Class A*	20,618	1,876,032
Knight-Swift Transportation Holdings, Inc.	44,633	1,538,946
Landstar System, Inc.	14,256	1,739,232
Old Dominion Freight Line, Inc.	22,757	3,669,793
Ryder System, Inc.	18,453	1,348,361
Werner Enterprises, Inc.	15,577	550,647

		11,464,738

Trading Companies & Distributors (0.7%)
GATX Corp.	13,097	1,134,069
MSC Industrial Direct Co., Inc., Class A	15,934	1,403,945
NOW, Inc.(x)*	37,797	625,540
Watsco, Inc.	11,136	1,983,322

		5,146,876

Total Industrials		92,794,258

Information Technology (15.1%)
Communications Equipment (1.1%)
ARRIS International plc*	58,806	1,528,368
Ciena Corp.*	49,471	1,545,475
InterDigital, Inc.	12,070	965,600
Lumentum Holdings, Inc.(x)*	21,863	1,310,687
NetScout Systems, Inc.*	25,145	634,911
Plantronics, Inc.	11,428	689,108
ViaSat, Inc.(x)*	19,419	1,241,845

		7,915,994

Electronic Equipment, Instruments & Components (4.2%)
Arrow Electronics, Inc.*	30,317	2,234,969
Avnet, Inc.	40,159	1,797,918
Belden, Inc.	14,128	1,008,880
Cognex Corp.	59,681	3,331,393
Coherent, Inc.*	8,430	1,451,562
Jabil, Inc.	53,177	1,440,033
Keysight Technologies, Inc.*	64,969	4,306,146
Littelfuse, Inc.	8,707	1,723,028
National Instruments Corp.	38,985	1,884,145
SYNNEX Corp.	10,448	884,946

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

AXA 400 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Tech Data Corp.*	13,304	$952,167
Trimble, Inc.*	86,632	3,765,028
Vishay Intertechnology, Inc.	45,930	934,676
Zebra Technologies Corp., Class A*	18,627	3,293,812

		29,008,703

IT Services (3.2%)
Acxiom Holdings, Inc.*	26,788	1,323,595
Convergys Corp.	31,623	750,730
CoreLogic, Inc.*	28,081	1,387,482
Jack Henry & Associates, Inc.	26,775	4,286,142
Leidos Holdings, Inc.	52,206	3,610,567
MAXIMUS, Inc.	22,285	1,449,862
Perspecta, Inc.	49,591	1,275,481
Sabre Corp.	86,855	2,265,178
Science Applications International Corp.	14,691	1,184,095
Teradata Corp.*	41,318	1,558,102
WEX, Inc.*	14,949	3,001,161

		22,092,395

Semiconductors & Semiconductor Equipment (2.3%)
Cirrus Logic, Inc.*	21,187	817,818
Cree, Inc.*	35,313	1,337,303
Cypress Semiconductor Corp.	125,424	1,817,394
First Solar, Inc.*	26,177	1,267,490
Integrated Device Technology, Inc.*	44,935	2,112,394
MKS Instruments, Inc.	19,005	1,523,251
Monolithic Power Systems, Inc.	13,486	1,692,898
Silicon Laboratories, Inc.*	15,027	1,379,479
Synaptics, Inc.*	12,268	559,666
Teradyne, Inc.	64,678	2,391,792
Versum Materials, Inc.	37,866	1,363,555

		16,263,040

Software (4.1%)
ACI Worldwide, Inc.*	40,159	1,130,074
Blackbaud, Inc.	16,869	1,711,866
CDK Global, Inc.	44,905	2,809,257
CommVault Systems, Inc.*	13,328	932,960
Fair Isaac Corp.*	10,111	2,310,869
Fortinet, Inc.*	49,875	4,601,965
j2 Global, Inc.	16,229	1,344,573
LogMeIn, Inc.	17,994	1,603,265
Manhattan Associates, Inc.*	22,813	1,245,590
PTC, Inc.*	36,789	3,906,624
Tyler Technologies, Inc.*	13,409	3,286,010
Ultimate Software Group, Inc. (The)*	10,824	3,487,385

		28,370,438

Technology Hardware, Storage & Peripherals (0.2%)
NCR Corp.*	41,117	1,168,134

Total Information Technology		104,818,704

Materials (6.1%)
Chemicals (2.3%)
Ashland Global Holdings, Inc.	21,686	1,818,588
Cabot Corp.	21,356	1,339,448
Chemours Co. (The)	61,350	2,419,644
Minerals Technologies, Inc.	12,266	829,182
NewMarket Corp.	3,099	1,256,675
Olin Corp.	58,121	1,492,547
PolyOne Corp.	27,807	1,215,722
RPM International, Inc.	46,293	3,006,268
Scotts Miracle-Gro Co. (The)	13,654	1,074,979
Sensient Technologies Corp.	14,717	1,125,998
Valvoline, Inc.	66,173	1,423,381

		17,002,432

Construction Materials (0.2%)
Eagle Materials, Inc.	16,578	1,413,109

Containers & Packaging (1.2%)
AptarGroup, Inc.	21,572	2,324,167
Bemis Co., Inc.	31,631	1,537,267
Greif, Inc., Class A	9,011	483,530
Owens-Illinois, Inc.*	55,245	1,038,054
Silgan Holdings, Inc.	26,863	746,791
Sonoco Products Co.	34,642	1,922,631

		8,052,440

Metals & Mining (2.0%)
Allegheny Technologies, Inc.*	43,679	1,290,714
Carpenter Technology Corp.	16,415	967,664
Commercial Metals Co.	40,698	835,123
Compass Minerals International, Inc.(x)	11,743	789,130
Reliance Steel & Aluminum Co.	25,131	2,143,423
Royal Gold, Inc.	22,720	1,750,803
Steel Dynamics, Inc.	81,451	3,680,772
United States Steel Corp.	61,450	1,872,996
Worthington Industries, Inc.	14,015	607,690

		13,938,315

Paper & Forest Products (0.4%)
Domtar Corp.	21,835	1,139,132
Louisiana-Pacific Corp.	49,511	1,311,546

		2,450,678

Total Materials		42,856,974

Real Estate (8.0%)
Equity Real Estate Investment Trusts (REITs) (7.5%)
Alexander & Baldwin, Inc. (REIT)	23,507	533,374
American Campus Communities, Inc. (REIT)	47,510	1,955,512
Camden Property Trust (REIT)	32,237	3,016,415
CoreCivic, Inc. (REIT)	41,192	1,002,201
CoreSite Realty Corp. (REIT)	12,734	1,415,257
Corporate Office Properties Trust (REIT)	35,706	1,065,110
Cousins Properties, Inc. (REIT)	146,508	1,302,456
CyrusOne, Inc. (REIT)	36,301	2,301,483
Douglas Emmett, Inc. (REIT)	55,999	2,112,282
EPR Properties (REIT)	25,793	1,764,499
First Industrial Realty Trust, Inc. (REIT)	43,770	1,374,378
GEO Group, Inc. (The) (REIT)	42,248	1,062,960
Healthcare Realty Trust, Inc. (REIT)	43,510	1,273,103
Highwoods Properties, Inc. (REIT)	35,933	1,698,194
Hospitality Properties Trust (REIT)	57,117	1,647,254
JBG SMITH Properties (REIT)	37,570	1,383,703
Kilroy Realty Corp. (REIT)(x)	34,918	2,503,271
Lamar Advertising Co. (REIT), Class A	29,355	2,283,819
LaSalle Hotel Properties (REIT)	38,363	1,326,976
Liberty Property Trust (REIT)	51,355	2,169,749
Life Storage, Inc. (REIT)	16,154	1,537,215
Mack-Cali Realty Corp. (REIT)	31,353	666,565
Medical Properties Trust, Inc. (REIT)	126,977	1,893,227
National Retail Properties, Inc. (REIT)	54,462	2,440,987
Omega Healthcare Investors, Inc. (REIT)	69,500	2,277,515
PotlatchDeltic Corp. (REIT)	21,771	891,522
Rayonier, Inc. (REIT)	44,981	1,520,808
Sabra Health Care REIT, Inc. (REIT)	61,962	1,432,561
Senior Housing Properties Trust (REIT)	82,632	1,451,018
Tanger Factory Outlet Centers, Inc. (REIT)(x)	32,642	746,849

See Notes to Portfolio of Investments.

4

EQ ADVISORS TRUST

AXA 400 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Taubman Centers, Inc. (REIT)	21,197	$1,268,217
Uniti Group, Inc. (REIT)	60,949	1,228,122
Urban Edge Properties (REIT)	39,557	873,419
Weingarten Realty Investors (REIT)	41,424	1,232,778

		52,652,799

Real Estate Management & Development (0.5%)
Jones Lang LaSalle, Inc.	15,810	2,281,699
Realogy Holdings Corp.(x)	44,343	915,240

		3,196,939

Total Real Estate		55,849,738

Utilities (4.2%)
Electric Utilities (1.2%)
ALLETE, Inc.	17,823	1,336,903
Hawaiian Electric Industries, Inc.	37,862	1,347,509
IDACORP, Inc.	17,514	1,737,914
OGE Energy Corp.	69,410	2,520,971
PNM Resources, Inc.	27,678	1,091,897

		8,035,194

Gas Utilities (1.9%)
Atmos Energy Corp.	38,578	3,622,860
National Fuel Gas Co.	29,866	1,674,288
New Jersey Resources Corp.	30,641	1,412,550
ONE Gas, Inc.	18,243	1,501,034
Southwest Gas Holdings, Inc.	17,045	1,347,066
UGI Corp.	60,316	3,346,332

		12,904,130

Multi-Utilities (0.8%)
Black Hills Corp.	18,612	1,081,171
MDU Resources Group, Inc.	67,945	1,745,507
NorthWestern Corp.	17,456	1,023,969
Vectren Corp.	28,879	2,064,560

		5,915,207

Water Utilities (0.3%)
Aqua America, Inc.	61,873	2,283,114

Total Utilities		29,137,645

Total Common Stocks (90.6%) (Cost $471,748,716)		631,536,108

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Company (3.7%)
JPMorgan Prime Money Market Fund, IM Shares	25,676,469	25,684,172

	Principal Amount	Value (Note 1)
Repurchase Agreements (2.3%)
Citigroup Global Markets, Inc., 2.44%, dated 9/28/18, due 10/5/18, repurchase price $2,000,949, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 1.625%-2.250%, maturing 11/30/19-11/15/27; total market value $2,108,572.(xx)	$2,000,000	2,000,000
Deutsche Bank Securities, Inc., 2.26%, dated 9/28/18, due 10/1/18, repurchase price $4,052,476, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 5/15/19-8/15/47; total market value $4,132,747.(xx)	4,051,713	4,051,713
ING Bank NV, 2.42%, dated 9/28/18, due 10/1/18, repurchase price $1,200,242, collateralized by various Common Stocks; total market value $1,333,495.(xx)	1,200,000	1,200,000
Natwest Markets Securities, Inc., 2.14%, dated 9/25/18, due 10/2/18, repurchase price $1,000,238, collateralized by various U.S. Government Treasury Securities, ranging from 1.375%-2.125%, maturing 10/31/20-11/15/26; total market value $1,020,364.(xx)	1,000,000	1,000,000
Natwest Markets Securities, Inc., 2.19%, dated 9/28/18, due 10/5/18, repurchase price $2,000,852, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-3.375%, maturing 2/15/19-5/15/44; total market value $2,040,373.(xx)	2,000,000	2,000,000
Natwest Markets Securities, Inc., 2.25%, dated 9/28/18, due 10/1/18, repurchase price $2,500,469, collateralized by various U.S. Government Treasury Securities, ranging from 1.375%-2.875%, maturing 5/31/19-11/15/26; total market value $2,550,479.(xx)	2,500,000	2,500,000
NBC Global Finance Ltd., 2.34%, dated 9/28/18, due 10/1/18, repurchase price $2,500,488, collateralized by various Common Stocks; total market value $2,781,638.(xx)	2,500,000	2,500,000
NBC Global Finance Ltd., 2.37%, dated 9/28/18, due 10/5/18, repurchase price $1,000,461, collateralized by various Common Stocks; total market value $1,112,744.(xx)	1,000,000	1,000,000

Total Repurchase Agreements		16,251,713

Total Short-Term Investments (6.0%) (Cost $41,933,581)		41,935,885

Total Investments in Securities (96.6%) (Cost $513,682,297)		673,471,993
Other Assets Less Liabilities (3.4%)		23,943,170

Net Assets (100%)		$697,415,163

*	Non-income producing.

(x)	All or a portion of security is on loan at September 30, 2018.

(xx)

At September 30, 2018, the Portfolio had loaned securities with a total value of $19,630,468. This was secured by cash collateral of $16,251,713 which was subsequently invested in joint repurchase agreements with a total value of $16,251,713, for which the Portfolio has a proportionate interest as reported in the Portfolio of Investments as Repurchase Agreements, and $3,774,895 collateralized by various U.S. Government Treasury Securities, ranging from 0.000% - 8.750%, maturing 10/4/18-11/15/47.

Glossary:

USD — United States Dollar

See Notes to Portfolio of Investments.

5

EQ ADVISORS TRUST

AXA 400 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

Futures contracts outstanding as of September 30, 2018 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P Midcap 400 E-Mini Index	332	12/2018	USD	67,236,640	(626,869)

					(626,869)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2018:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$13,386,883	$—	$—	$13,386,883
Consumer Discretionary	73,415,292	—	—	73,415,292
Consumer Staples	21,027,307	—	—	21,027,307
Energy	33,535,991	—	—	33,535,991
Financials	100,698,075	—	—	100,698,075
Health Care	64,015,241	—	—	64,015,241
Industrials	92,794,258	—	—	92,794,258
Information Technology	104,818,704	—	—	104,818,704
Materials	42,856,974	—	—	42,856,974
Real Estate	55,849,738	—	—	55,849,738
Utilities	29,137,645	—	—	29,137,645
Short-Term Investments
Investment Company	25,684,172	—	—	25,684,172
Repurchase Agreements	—	16,251,713	—	16,251,713

Total Assets	$657,220,280	$16,251,713	$—	$673,471,993

Liabilities:
Futures	$(626,869)	$—	$—	$(626,869)

Total Liabilities	$(626,869)	$—	$—	$(626,869)

Total	$656,593,411	$16,251,713	$—	$672,845,124

There were no transfers between Levels 1, 2 or 3 during the nine months ended September 30, 2018.

As of September 30, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$193,996,513
Aggregate gross unrealized depreciation	(35,327,090)

Net unrealized appreciation	$158,669,423

Federal income tax cost of investments in securities and derivative instruments, if applicable	$514,175,701

See Notes to Portfolio of Investments.

6

EQ ADVISORS TRUST

AXA 2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (2.9%)
Diversified Telecommunication Services (0.5%)
ATN International, Inc.	16,039	$1,184,961
Cincinnati Bell, Inc.*	70,120	1,118,414
Cogent Communications Holdings, Inc.(x)	62,464	3,485,491
Consolidated Communications Holdings, Inc.(x)	107,044	1,395,854
Frontier Communications Corp.(x)	153,258	994,644
Intelsat SA(x)*	68,050	2,041,500
Iridium Communications, Inc.*	145,451	3,272,648
Ooma, Inc.*	24,744	410,750
ORBCOMM, Inc.*	110,558	1,200,660
pdvWireless, Inc.*	15,025	509,348
Vonage Holdings Corp.*	330,128	4,674,612
Windstream Holdings, Inc.(x)*	57,344	280,986

		20,569,868

Entertainment (0.5%)
AMC Entertainment Holdings, Inc., Class A(x)	77,942	1,597,811
Eros International plc*	52,547	633,191
IMAX Corp.*	80,230	2,069,934
Liberty Media Corp.-Liberty Braves, Class A*	16,037	437,489
Liberty Media Corp.-Liberty Braves, Class C*	51,687	1,408,471
LiveXLive Media, Inc.(x)*	16,178	63,418
Marcus Corp. (The)	28,473	1,197,290
Pandora Media, Inc.(x)*	381,160	3,624,832
Reading International, Inc., Class A*	26,026	411,211
Rosetta Stone, Inc.*	30,737	611,359
World Wrestling Entertainment, Inc., Class A	63,993	6,190,042

		18,245,048

Interactive Media & Services (0.5%)
Care.com, Inc.*	29,459	651,338
Cargurus, Inc.*	74,434	4,145,229
Cars.com, Inc.*	105,267	2,906,422
Meet Group, Inc. (The)*	101,847	504,143
QuinStreet, Inc.*	59,912	813,006
Travelzoo*	7,170	84,965
TrueCar, Inc.*	138,938	1,959,026
XO Group, Inc.*	35,978	1,240,521
Yelp, Inc.*	121,477	5,976,668

		18,281,318

Media (1.2%)
Beasley Broadcast Group, Inc., Class A	7,247	50,004
Boston Omaha Corp., Class A(x)*	7,520	224,848
Cardlytics, Inc.(x)*	7,771	194,586
Central European Media Enterprises Ltd., Class A*	123,375	462,656
Clear Channel Outdoor Holdings, Inc., Class A	54,435	323,888
Daily Journal Corp.(x)*	1,764	425,124
Emerald Expositions Events, Inc.	37,477	617,621
Entercom Communications Corp., Class A(x)	190,168	1,502,327
Entravision Communications Corp., Class A	104,453	511,820
EW Scripps Co. (The), Class A	70,600	1,164,900
Gannett Co., Inc.	172,642	1,728,146
Gray Television, Inc.*	119,430	2,090,025
Hemisphere Media Group, Inc.*	23,342	325,621
Liberty Latin America Ltd., Class A*	65,779	1,370,834
Liberty Latin America Ltd., Class C*	168,768	3,481,684
Loral Space & Communications, Inc.*	19,115	867,821
MDC Partners, Inc., Class A*	85,960	356,734
Meredith Corp.(x)	58,836	3,003,578
MSG Networks, Inc., Class A*	88,008	2,270,606
National CineMedia, Inc.	117,235	1,241,519
New Media Investment Group, Inc.	90,971	1,427,335
New York Times Co. (The), Class A	199,087	4,608,864
Nexstar Media Group, Inc., Class A	66,980	5,452,173
Saga Communications, Inc., Class A	5,420	195,933
Scholastic Corp.	42,698	1,993,570
Sinclair Broadcast Group, Inc., Class A	107,165	3,038,128
TechTarget, Inc.*	31,272	607,302
TEGNA, Inc.	322,861	3,861,418
tronc, Inc.*	25,609	418,195
WideOpenWest, Inc.(x)*	46,495	521,209

		44,338,469

Wireless Telecommunication Services (0.2%)
Boingo Wireless, Inc.*	61,403	2,142,965
Gogo, Inc.(x)*	87,758	455,464
NII Holdings, Inc.(x)*	133,595	782,867
Shenandoah Telecommunications Co.	70,780	2,742,724
Spok Holdings, Inc.	26,462	407,515

		6,531,535

Total Communication Services		107,966,238

Consumer Discretionary (11.2%)
Auto Components (0.9%)
American Axle & Manufacturing Holdings, Inc.*	165,728	2,890,296
Cooper Tire & Rubber Co.(x)	77,534	2,194,212
Cooper-Standard Holdings, Inc.*	26,554	3,185,949
Dana, Inc.	217,270	4,056,432
Dorman Products, Inc.*	40,884	3,144,797
Fox Factory Holding Corp.*	54,855	3,842,593
Gentherm, Inc.*	55,052	2,502,113
LCI Industries	36,383	3,012,512
Modine Manufacturing Co.*	75,541	1,125,561
Motorcar Parts of America, Inc.*	28,007	656,764
Shiloh Industries, Inc.*	23,237	255,607
Standard Motor Products, Inc.	32,465	1,597,927
Stoneridge, Inc.*	40,897	1,215,459
Superior Industries International, Inc.	36,649	624,865
Tenneco, Inc.	75,361	3,175,713
Tower International, Inc.	30,327	917,392

		34,398,192

Automobiles (0.0%)
Winnebago Industries, Inc.	45,709	1,515,253

Distributors (0.1%)
Core-Mark Holding Co., Inc.	68,825	2,337,296
Funko, Inc., Class A(x)*	17,491	414,362
Weyco Group, Inc.	8,303	292,100

		3,043,758

Diversified Consumer Services (0.7%)
Adtalem Global Education, Inc.*	89,405	4,309,321
American Public Education, Inc.*	24,321	803,809
Cambium Learning Group, Inc.*	22,604	267,631
Career Education Corp.*	102,083	1,524,099
Carriage Services, Inc.	22,376	482,203
Chegg, Inc.*	161,293	4,585,561
Houghton Mifflin Harcourt Co.*	156,246	1,093,722
K12, Inc.*	54,169	958,791
Laureate Education, Inc., Class A*	123,271	1,903,304

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

AXA 2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Regis Corp.*	52,427	$1,071,084
Sotheby’s*	55,730	2,741,359
Strategic Education, Inc.	31,239	4,280,680
Weight Watchers International, Inc.*	57,460	4,136,545

		28,158,109

Hotels, Restaurants & Leisure (2.9%)
BBX Capital Corp.	98,520	731,018
Belmond Ltd., Class A*	136,354	2,488,461
Biglari Holdings, Inc., Class A*	160	147,520
BJ’s Restaurants, Inc.	30,953	2,234,807
Bloomin’ Brands, Inc.	127,280	2,518,871
Bluegreen Vacations Corp.(x)	10,411	186,253
Bojangles’, Inc.*	25,842	405,719
Boyd Gaming Corp.	124,025	4,198,246
Brinker International, Inc.(x)	65,875	3,078,339
Carrols Restaurant Group, Inc.*	52,491	766,369
Century Casinos, Inc.*	43,532	324,749
Cheesecake Factory, Inc. (The)	63,614	3,405,894
Churchill Downs, Inc.	17,992	4,996,377
Chuy’s Holdings, Inc.*	24,571	644,989
Cracker Barrel Old Country Store, Inc.(x)	29,177	4,292,811
Dave & Buster’s Entertainment, Inc.*	59,748	3,956,513
Del Frisco’s Restaurant Group, Inc.*	45,439	377,144
Del Taco Restaurants, Inc.*	49,690	586,839
Denny’s Corp.*	92,977	1,368,621
Dine Brands Global, Inc.	24,793	2,015,919
Drive Shack, Inc. (REIT)*	94,062	560,610
El Pollo Loco Holdings, Inc.*	29,452	369,623
Eldorado Resorts, Inc.(x)*	100,268	4,873,024
Empire Resorts, Inc.*	6,727	62,561
Fiesta Restaurant Group, Inc.*	35,420	947,485
Golden Entertainment, Inc.*	26,726	641,691
Habit Restaurants, Inc. (The), Class A*	30,189	481,515
International Speedway Corp., Class A	37,020	1,621,476
J Alexander’s Holdings, Inc.*	18,500	220,150
Jack in the Box, Inc.	40,766	3,417,414
Lindblad Expeditions Holdings, Inc.*	29,907	444,717
Marriott Vacations Worldwide Corp.	58,735	6,563,635
Monarch Casino & Resort, Inc.*	16,813	764,151
Nathan’s Famous, Inc.	4,192	345,421
Noodles & Co.(x)*	21,790	263,659
OBH, Inc.*	1,603	290,704
Papa John’s International, Inc.(x)	32,972	1,690,804
Penn National Gaming, Inc.*	119,268	3,926,303
Pinnacle Entertainment, Inc.*	80,246	2,703,488
Planet Fitness, Inc., Class A*	134,005	7,240,289
PlayAGS, Inc.*	32,022	943,688
Potbelly Corp.*	34,555	425,027
RCI Hospitality Holdings, Inc.	13,509	400,001
Red Lion Hotels Corp.*	26,082	326,025
Red Robin Gourmet Burgers, Inc.*	19,910	799,387
Red Rock Resorts, Inc., Class A	106,281	2,832,389
Ruth’s Hospitality Group, Inc.	43,131	1,360,783
Scientific Games Corp., Class A*	83,382	2,117,903
SeaWorld Entertainment, Inc.*	83,306	2,618,308
Shake Shack, Inc., Class A*	37,396	2,356,322
Sonic Corp.	52,103	2,258,144
Speedway Motorsports, Inc.	18,967	338,561
Texas Roadhouse, Inc.	101,621	7,041,318
Town Sports International Holdings, Inc.(x)*	21,486	185,854
Wingstop, Inc.	43,976	3,002,242
Zoe’s Kitchen, Inc.(x)*	28,291	359,862

		103,519,993

Household Durables (1.4%)
AV Homes, Inc.*	17,732	354,640
Bassett Furniture Industries, Inc.	14,567	309,549
Beazer Homes USA, Inc.*	46,109	484,145
Cavco Industries, Inc.*	12,969	3,281,157
Century Communities, Inc.*	39,029	1,024,511
Ethan Allen Interiors, Inc.	37,610	780,408
Flexsteel Industries, Inc.	11,475	341,267
GoPro, Inc., Class A(x)*	172,093	1,239,070
Green Brick Partners, Inc.*	34,986	353,359
Hamilton Beach Brands Holding Co., Class A	10,587	232,279
Helen of Troy Ltd.*	39,719	5,199,216
Hooker Furniture Corp.	18,046	609,955
Hovnanian Enterprises, Inc., Class A(x)*	199,158	318,653
Installed Building Products, Inc.*	32,847	1,281,033
iRobot Corp.(x)*	39,964	4,392,843
KB Home	128,173	3,064,616
La-Z-Boy, Inc.	69,307	2,190,101
LGI Homes, Inc.(x)*	28,107	1,333,396
Lifetime Brands, Inc.	14,836	161,712
Lovesac Co. (The)(x)*	4,435	110,786
M.D.C. Holdings, Inc.	68,425	2,024,012
M/I Homes, Inc.*	42,125	1,008,051
Meritage Homes Corp.*	58,054	2,316,355
New Home Co., Inc. (The)*	18,534	149,384
Purple Innovation, Inc.(x)*	8,329	48,308
Roku, Inc.*	64,718	4,726,356
Skyline Champion Corp.	43,260	1,235,938
Sonos, Inc.(x)*	22,933	367,845
Taylor Morrison Home Corp., Class A*	167,333	3,018,687
TopBuild Corp.*	53,772	3,055,325
TRI Pointe Group, Inc.*	230,144	2,853,786
Tupperware Brands Corp.	74,208	2,482,258
Turtle Beach Corp.(x)*	11,895	237,186
Universal Electronics, Inc.*	19,638	772,755
Vuzix Corp.*	35,378	231,726
William Lyon Homes, Class A*	47,671	757,492
ZAGG, Inc.*	41,543	612,759

		52,960,919

Internet & Direct Marketing Retail (0.9%)
1-800-Flowers.com, Inc., Class A*	42,641	503,164
Duluth Holdings, Inc., Class B(x)*	11,933	375,412
Etsy, Inc.*	179,066	9,200,410
Fluent, Inc.(x)*	56,640	121,776
Gaia, Inc.*	16,882	259,983
Groupon, Inc.*	669,414	2,523,691
Lands’ End, Inc.(x)*	16,031	281,344
Leaf Group Ltd.*	24,282	242,820
Liberty Expedia Holdings, Inc., Class A*	82,240	3,868,570
Liberty TripAdvisor Holdings, Inc., Class A*	111,668	1,658,270
Liquidity Services, Inc.*	40,657	258,172
Nutrisystem, Inc.	45,140	1,672,437
Overstock.com, Inc.(x)*	31,450	871,165
PetMed Express, Inc.(x)	30,775	1,015,883
Quotient Technology, Inc.*	121,035	1,876,043
Remark Holdings, Inc.(x)*	41,320	131,811
Shutterfly, Inc.*	50,084	3,300,035
Shutterstock, Inc.	28,202	1,539,265
Stamps.com, Inc.*	26,322	5,954,035

		35,654,286

Leisure Products (0.4%)
Acushnet Holdings Corp.	52,761	1,447,234

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

AXA 2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
American Outdoor Brands Corp.*	82,047	$1,274,190
Callaway Golf Co.	142,517	3,461,737
Clarus Corp.	29,107	321,632
Escalade, Inc.	17,176	220,712
Johnson Outdoors, Inc., Class A	6,969	648,047
Malibu Boats, Inc., Class A*	30,840	1,687,565
Marine Products Corp.	12,209	279,464
MCBC Holdings, Inc.*	28,077	1,007,403
Nautilus, Inc.*	45,398	633,302
Sturm Ruger & Co., Inc.(x)	25,716	1,775,690
Vista Outdoor, Inc.*	86,385	1,545,428

		14,302,404

Multiline Retail (0.3%)
Big Lots, Inc.	59,601	2,490,726
Dillard’s, Inc., Class A(x)	17,929	1,368,700
JC Penney Co., Inc.(x)*	470,213	780,554
Ollie’s Bargain Outlet Holdings, Inc.*	75,400	7,245,939
Sears Holdings Corp.(x)*	62,091	60,092

		11,946,011

Specialty Retail (2.9%)
Aaron’s, Inc.	103,755	5,650,497
Abercrombie & Fitch Co., Class A	102,848	2,172,150
American Eagle Outfitters, Inc.	241,676	6,000,815
America’s Car-Mart, Inc.*	9,053	707,945
Asbury Automotive Group, Inc.*	29,894	2,055,213
Ascena Retail Group, Inc.*	260,501	1,190,490
At Home Group, Inc.*	65,927	2,078,678
Barnes & Noble Education, Inc.*	58,311	335,871
Barnes & Noble, Inc.	92,338	535,560
Bed Bath & Beyond, Inc.	200,199	3,002,985
Big 5 Sporting Goods Corp.(x)	32,020	163,302
Boot Barn Holdings, Inc.*	41,180	1,169,924
Buckle, Inc. (The)(x)	43,423	1,000,900
Caleres, Inc.	63,947	2,293,139
Camping World Holdings, Inc., Class A(x)	49,872	1,063,271
Carvana Co.(x)*	48,557	2,869,233
Cato Corp. (The), Class A	34,185	718,569
Chico’s FAS, Inc.	194,668	1,687,772
Children’s Place, Inc. (The)	24,345	3,111,291
Citi Trends, Inc.	21,226	610,672
Conn’s, Inc.(x)*	29,836	1,054,703
Container Store Group, Inc. (The)*	21,378	237,296
DSW, Inc., Class A	102,294	3,465,721
Express, Inc.*	112,441	1,243,597
Five Below, Inc.*	81,946	10,657,897
Francesca’s Holdings Corp.(x)*	55,607	206,302
GameStop Corp., Class A(x)	148,867	2,273,199
Genesco, Inc.*	28,921	1,362,179
GNC Holdings, Inc., Class A(x)*	124,457	515,252
Group 1 Automotive, Inc.	28,528	1,851,467
Guess?, Inc.	87,504	1,977,590
Haverty Furniture Cos., Inc.	27,808	614,557
Hibbett Sports, Inc.*	29,185	548,678
Hudson Ltd., Class A*	58,108	1,310,916
J. Jill, Inc.*	25,001	154,506
Kirkland’s, Inc.*	23,696	239,093
Lithia Motors, Inc., Class A	33,893	2,767,702
Lumber Liquidators Holdings, Inc.*	42,712	661,609
MarineMax, Inc.*	38,403	816,064
Monro, Inc.	47,444	3,302,102
Murphy USA, Inc.*	45,007	3,846,298
National Vision Holdings, Inc.*	73,644	3,324,290
New York & Co., Inc.*	42,902	165,602
Office Depot, Inc.	845,604	2,714,389
Party City Holdco, Inc.(x)*	81,989	1,110,951
Pier 1 Imports, Inc.(x)	124,409	186,614
Rent-A-Center, Inc.*	65,348	939,704
RH(x)*	28,858	3,780,687
Sally Beauty Holdings, Inc.(x)*	180,459	3,318,641
Shoe Carnival, Inc.	16,728	644,028
Signet Jewelers Ltd.	88,333	5,823,795
Sleep Number Corp.*	51,442	1,892,037
Sonic Automotive, Inc., Class A	34,929	675,876
Sportsman’s Warehouse Holdings, Inc.(x)*	54,426	318,392
Tailored Brands, Inc.(x)	75,473	1,901,165
Tile Shop Holdings, Inc.	57,509	411,189
Tilly’s, Inc., Class A	21,102	399,883
Winmark Corp.	3,720	617,520
Zumiez, Inc.*	27,579	726,707

		106,476,475

Textiles, Apparel & Luxury Goods (0.7%)
Crocs, Inc.*	101,146	2,153,398
Culp, Inc.	15,749	381,126
Deckers Outdoor Corp.*	45,263	5,367,287
Fossil Group, Inc.*	69,184	1,610,604
G-III Apparel Group Ltd.*	64,615	3,113,797
Movado Group, Inc.	24,146	1,011,717
Oxford Industries, Inc.	24,975	2,252,745
Perry Ellis International, Inc.*	18,634	509,267
Rocky Brands, Inc.	10,271	290,669
Steven Madden Ltd.	86,827	4,593,148
Superior Group of Cos., Inc.	12,427	236,362
Unifi, Inc.*	22,922	649,380
Vera Bradley, Inc.*	34,379	524,624
Wolverine World Wide, Inc.	139,104	5,432,011

		28,126,135

Total Consumer Discretionary		420,101,535

Consumer Staples (2.4%)
Beverages (0.3%)
Boston Beer Co., Inc. (The), Class A*	12,610	3,625,376
Castle Brands, Inc.*	129,033	138,065
Celsius Holdings, Inc.(x)*	33,571	135,291
Coca-Cola Bottling Co. Consolidated	7,243	1,320,254
Craft Brew Alliance, Inc.*	20,172	329,812
MGP Ingredients, Inc.	19,578	1,546,270
National Beverage Corp.(x)*	17,655	2,058,926
Primo Water Corp.*	48,638	877,916

		10,031,910

Food & Staples Retailing (0.6%)
Andersons, Inc. (The)	41,461	1,561,007
BJ’s Wholesale Club Holdings, Inc.*	64,317	1,722,409
Chefs’ Warehouse, Inc. (The)*	33,665	1,223,723
Ingles Markets, Inc., Class A	20,698	708,907
Natural Grocers by Vitamin Cottage, Inc.*	12,348	208,558
Performance Food Group Co.*	152,203	5,068,359
PriceSmart, Inc.	33,648	2,723,806
Rite Aid Corp.(x)*	1,595,780	2,042,598
Smart & Final Stores, Inc.*	33,284	189,719
SpartanNash Co.	52,655	1,056,259
SUPERVALU, Inc.*	57,430	1,850,395
United Natural Foods, Inc.*	74,516	2,231,754
Village Super Market, Inc., Class A	11,388	309,754
Weis Markets, Inc.	14,486	628,692

		21,525,940

Food Products (0.8%)
Alico, Inc.(x)	4,941	167,006
B&G Foods, Inc.(x)	97,642	2,680,273
Calavo Growers, Inc.(x)	24,272	2,344,675

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

AXA 2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Cal-Maine Foods, Inc.	47,122	$2,275,993
Darling Ingredients, Inc.*	244,266	4,719,219
Dean Foods Co.	137,464	975,994
Farmer Brothers Co.*	16,064	424,090
Fresh Del Monte Produce, Inc.	45,255	1,533,692
Freshpet, Inc.*	39,679	1,456,219
Hostess Brands, Inc.*	149,338	1,653,172
J&J Snack Foods Corp.	22,613	3,412,076
John B Sanfilippo & Son, Inc.	12,922	922,372
Lancaster Colony Corp.	28,259	4,216,525
Landec Corp.*	42,430	610,992
Limoneira Co.	21,510	561,626
Sanderson Farms, Inc.	30,995	3,203,953
Seneca Foods Corp., Class A*	10,342	348,525
Simply Good Foods Co. (The)*	90,273	1,755,810
Tootsie Roll Industries, Inc.(x)	25,614	749,210

		34,011,422

Household Products (0.2%)
Central Garden & Pet Co.*	17,042	614,194
Central Garden & Pet Co., Class A*	58,572	1,941,076
Oil-Dri Corp. of America	7,361	283,840
WD-40 Co.	20,368	3,505,333

		6,344,443

Personal Products (0.3%)
Edgewell Personal Care Co.*	80,050	3,700,711
elf Beauty, Inc.(x)*	34,521	439,452
Inter Parfums, Inc.	26,768	1,725,198
Medifast, Inc.	17,411	3,857,406
Natural Health Trends Corp.(x)	11,606	270,188
Nature’s Sunshine Products, Inc.*	17,046	149,153
Revlon, Inc., Class A(x)*	12,560	280,088
USANA Health Sciences, Inc.*	19,212	2,316,007

		12,738,203

Tobacco (0.2%)
22nd Century Group, Inc.(x)*	175,480	493,099
Pyxus International, Inc.(x)*	12,619	290,237
Turning Point Brands, Inc.	11,674	484,004
Universal Corp.	37,104	2,411,760
Vector Group Ltd.(x)	152,179	2,097,029

		5,776,129

Total Consumer Staples		90,428,047

Energy (4.4%)
Energy Equipment & Services (1.7%)
Archrock, Inc.	188,019	2,293,832
Basic Energy Services, Inc.*	31,340	313,087
Bristow Group, Inc.*	50,710	615,112
C&J Energy Services, Inc.*	97,402	2,025,962
Cactus, Inc., Class A*	55,772	2,134,952
CARBO Ceramics, Inc.(x)*	33,660	244,035
Covia Holdings Corp.*	46,906	420,747
Dawson Geophysical Co.*	29,734	184,053
Diamond Offshore Drilling, Inc.(x)*	97,234	1,944,680
Dril-Quip, Inc.*	55,564	2,903,219
Era Group, Inc.*	28,134	347,455
Exterran Corp.*	49,357	1,309,441
Forum Energy Technologies, Inc.*	122,584	1,268,744
Frank’s International NV*	109,281	948,559
FTS International, Inc.*	44,082	519,727
Gulfmark Offshore, Inc.(x)*	5,378	200,599
Helix Energy Solutions Group, Inc.*	213,496	2,109,340
Independence Contract Drilling, Inc.*	58,218	287,597
ION Geophysical Corp.*	15,888	247,058
Keane Group, Inc.*	78,727	973,853
Key Energy Services, Inc.*	14,871	170,124
KLX Energy Services Holdings, Inc.*	30,511	976,657
Liberty Oilfield Services, Inc., Class A(x)	64,105	1,382,745
Mammoth Energy Services, Inc.	18,248	531,017
Matrix Service Co.*	40,946	1,009,319
McDermott International, Inc.*	267,857	4,936,606
Natural Gas Services Group, Inc.*	19,546	412,421
NCS Multistage Holdings, Inc.(x)*	16,518	272,712
Newpark Resources, Inc.*	131,745	1,363,561
Nine Energy Service, Inc.*	20,982	641,630
Noble Corp. plc*	365,773	2,571,384
Ocean Rig UDW, Inc., Class A*	82,631	2,860,685
Oceaneering International, Inc.*	149,001	4,112,428
Oil States International, Inc.*	90,047	2,989,560
PHI, Inc. (Non-Voting)*	16,348	152,690
Pioneer Energy Services Corp.*	109,745	323,748
Profire Energy, Inc.*	33,941	108,272
ProPetro Holding Corp.*	107,229	1,768,206
Quintana Energy Services, Inc.(x)*	8,227	60,386
RigNet, Inc.*	22,152	450,793
Rowan Cos. plc, Class A*	193,013	3,634,435
SEACOR Holdings, Inc.*	25,823	1,275,914
SEACOR Marine Holdings, Inc.*	23,926	541,445
Select Energy Services, Inc., Class A*	68,032	805,499
Smart Sand, Inc.(x)*	32,212	132,391
Solaris Oilfield Infrastructure, Inc., Class A(x)*	38,968	736,106
Superior Energy Services, Inc.*	225,959	2,200,841
TETRA Technologies, Inc.*	183,428	827,260
Tidewater, Inc.(x)*	36,094	1,125,772
Unit Corp.*	77,459	2,018,582
US Silica Holdings, Inc.(x)	116,268	2,189,326

		63,874,567

Oil, Gas & Consumable Fuels (2.7%)
Abraxas Petroleum Corp.*	245,161	571,225
Adams Resources & Energy, Inc.	2,939	124,790
Alta Mesa Resources, Inc.(x)*	144,252	602,973
Amyris, Inc.*	36,441	289,342
Approach Resources, Inc.(x)*	62,387	139,123
Arch Coal, Inc., Class A	27,076	2,420,594
Ardmore Shipping Corp.*	50,154	326,001
Berry Petroleum Corp.	19,864	350,004
Bonanza Creek Energy, Inc.*	27,520	819,546
California Resources Corp.(x)*	68,503	3,324,451
Callon Petroleum Co.*	340,995	4,088,530
Carrizo Oil & Gas, Inc.*	130,108	3,278,722
Clean Energy Fuels Corp.*	217,033	564,286
Cloud Peak Energy, Inc.*	110,637	254,465
CONSOL Energy, Inc.*	42,504	1,734,588
CVR Energy, Inc.(x)	24,281	976,582
Delek US Holdings, Inc.	124,883	5,298,786
Denbury Resources, Inc.*	685,962	4,252,964
DHT Holdings, Inc.	140,293	659,377
Dorian LPG Ltd.*	41,377	329,775
Earthstone Energy, Inc., Class A*	32,766	307,345
Eclipse Resources Corp.*	129,785	154,444
Energy Fuels, Inc.*	108,048	354,397
Energy XXI Gulf Coast, Inc.*	52,871	442,002
EP Energy Corp., Class A(x)*	55,530	129,940
Evolution Petroleum Corp.	41,987	463,956
Frontline Ltd.(x)*	114,130	663,095
GasLog Ltd.	62,248	1,229,398
Golar LNG Ltd.	142,747	3,968,367
Goodrich Petroleum Corp.(x)*	11,761	165,124
Green Plains, Inc.	57,572	990,238

See Notes to Portfolio of Investments.

4

EQ ADVISORS TRUST

AXA 2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Gulfport Energy Corp.*	264,645	$2,754,954
Halcon Resources Corp.(x)*	196,084	876,495
Hallador Energy Co.	22,047	137,132
HighPoint Resources Corp.*	164,384	802,194
International Seaways, Inc.*	33,168	664,023
Isramco, Inc.*	1,124	137,184
Jagged Peak Energy, Inc.(x)*	96,926	1,340,487
Laredo Petroleum, Inc.*	228,294	1,865,162
Lilis Energy, Inc.(x)*	63,792	312,581
Matador Resources Co.*	156,772	5,181,315
Midstates Petroleum Co., Inc.*	23,446	208,904
NACCO Industries, Inc., Class A	6,344	207,766
NextDecade Corp.(x)*	11,425	64,551
Nordic American Tankers Ltd.(x)	202,761	423,770
Northern Oil and Gas, Inc.*	287,240	1,148,960
Oasis Petroleum, Inc.*	401,825	5,697,880
Overseas Shipholding Group, Inc., Class A*	94,592	297,965
Panhandle Oil and Gas, Inc., Class A	22,515	415,402
Par Pacific Holdings, Inc.*	48,186	982,994
PDC Energy, Inc.*	98,414	4,818,349
Peabody Energy Corp.	117,004	4,170,023
Penn Virginia Corp.*	18,826	1,516,246
Renewable Energy Group, Inc.*	55,202	1,589,818
Resolute Energy Corp.(x)*	33,082	1,250,830
REX American Resources Corp.*	8,854	668,920
Ring Energy, Inc.*	86,587	858,077
Rosehill Resources, Inc.(x)*	6,755	41,206
Sanchez Energy Corp.(x)*	83,781	192,696
SandRidge Energy, Inc.*	47,458	515,868
Scorpio Tankers, Inc.	445,809	896,076
SemGroup Corp., Class A	116,182	2,561,813
Ship Finance International Ltd.(x)	127,278	1,769,164
SilverBow Resources, Inc.*	10,981	292,863
Southwestern Energy Co.*	878,046	4,486,815
SRC Energy, Inc.*	367,076	3,263,306
Talos Energy, Inc.*	31,277	1,026,511
Teekay Corp.	104,091	701,573
Teekay Tankers Ltd., Class A	266,417	263,167
Tellurian, Inc.(x)*	122,336	1,097,354
Ultra Petroleum Corp.(x)*	243,620	272,854
Uranium Energy Corp.(x)*	243,992	419,666
W&T Offshore, Inc.*	141,818	1,367,126
WildHorse Resource Development Corp.*	41,409	978,909
World Fuel Services Corp.	101,531	2,810,378
Zion Oil & Gas, Inc.(x)*	79,113	101,265

		100,725,022

Total Energy		164,599,589

Financials (15.8%)
Banks (8.6%)
1st Constitution Bancorp(x)	9,494	196,526
1st Source Corp.	24,423	1,285,138
Access National Corp.	22,711	615,695
ACNB Corp.	9,930	369,396
Allegiance Bancshares, Inc.*	17,437	727,123
Amalgamated Bank, Class A*	12,769	246,314
American National Bankshares, Inc.	11,753	458,367
Ameris Bancorp	62,171	2,841,215
Ames National Corp.	13,765	375,096
Arrow Financial Corp.	18,537	685,866
Atlantic Capital Bancshares, Inc.*	38,121	638,527
Auburn National Bancorporation, Inc.	3,286	125,920
Banc of California, Inc.	66,625	1,259,213
BancFirst Corp.	27,359	1,640,172
Bancorp, Inc. (The)*	73,277	702,726
BancorpSouth Bank	141,719	4,634,211
Bank of Commerce Holdings	22,304	272,109
Bank of Marin Bancorp	10,250	859,975
Bank of NT Butterfield & Son Ltd. (The)	81,539	4,228,613
Bank of Princeton (The)(x)*	8,587	262,247
Bankwell Financial Group, Inc.	8,201	257,183
Banner Corp.	48,239	2,999,019
Bar Harbor Bankshares	22,927	658,463
Baycom Corp.*	15,489	413,247
BCB Bancorp, Inc.	19,802	274,258
Berkshire Hills Bancorp, Inc.	61,878	2,518,435
Blue Hills Bancorp, Inc.	35,708	860,563
Boston Private Financial Holdings, Inc.	126,976	1,733,222
Bridge Bancorp, Inc.	25,642	851,314
Brookline Bancorp, Inc.	120,177	2,006,956
Bryn Mawr Bank Corp.	30,086	1,411,033
Business First Bancshares, Inc.(x)	14,255	378,470
Byline Bancorp, Inc.*	24,540	557,058
C&F Financial Corp.	5,489	322,479
Cadence Bancorp	105,903	2,766,186
Cambridge Bancorp	4,993	449,320
Camden National Corp.	23,569	1,023,837
Capital City Bank Group, Inc.	15,993	373,277
Capstar Financial Holdings, Inc.	12,470	208,249
Carolina Financial Corp.	29,423	1,109,836
Cathay General Bancorp	116,273	4,818,353
CB Financial Services, Inc.(x)	6,485	200,062
CBTX, Inc.(x)	27,996	994,978
CenterState Bank Corp.	139,508	3,913,199
Central Pacific Financial Corp.	41,640	1,100,545
Central Valley Community Bancorp	14,696	317,581
Century Bancorp, Inc., Class A	4,377	316,238
Chemical Financial Corp.	107,060	5,717,004
Chemung Financial Corp.	5,472	232,177
Citizens & Northern Corp.	18,970	496,066
City Holding Co.	22,683	1,742,054
Civista Bancshares, Inc.	14,519	349,763
CNB Financial Corp.	23,725	684,704
Coastal Financial Corp.*	6,496	110,432
Codorus Valley Bancorp, Inc.	13,806	431,299
Columbia Banking System, Inc.	109,272	4,236,475
Community Bank System, Inc.	76,322	4,660,985
Community Bankers Trust Corp.*	31,440	276,672
Community Financial Corp. (The)	7,580	253,399
Community Trust Bancorp, Inc.	23,661	1,096,687
ConnectOne Bancorp, Inc.	46,580	1,106,275
County Bancorp, Inc.	8,337	209,259
Customers Bancorp, Inc.*	43,720	1,028,732
CVB Financial Corp.	159,919	3,569,392
Eagle Bancorp, Inc.*	48,470	2,452,582
Enterprise Bancorp, Inc.	13,972	480,497
Enterprise Financial Services Corp.	34,674	1,839,456
Equity Bancshares, Inc., Class A*	19,986	784,650
Esquire Financial Holdings, Inc.(x)*	7,681	191,718
Evans Bancorp, Inc.	6,668	313,063
Farmers & Merchants Bancorp, Inc.	13,790	587,316
Farmers National Banc Corp.	37,648	576,014
FB Financial Corp.	23,599	924,609
FCB Financial Holdings, Inc., Class A*	62,939	2,983,309
Fidelity D&D Bancorp, Inc.(x)	3,130	215,907
Fidelity Southern Corp.	33,045	818,855
Financial Institutions, Inc.	23,504	738,026
First Bancorp*	324,703	2,954,797
First Bancorp, Inc.	16,217	469,806

See Notes to Portfolio of Investments.

5

EQ ADVISORS TRUST

AXA 2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
First Bancorp/NC	44,574	$1,805,693
First Bancshares, Inc. (The)	18,153	708,875
First Bank	19,456	255,846
First Busey Corp.	66,186	2,055,075
First Business Financial Services, Inc.	12,018	278,577
First Choice Bancorp	13,375	362,329
First Commonwealth Financial Corp.	153,437	2,476,473
First Community Bancshares, Inc.	24,816	840,766
First Community Corp.	10,017	242,411
First Connecticut Bancorp, Inc.	21,185	626,017
First Financial Bancorp	142,556	4,233,913
First Financial Bankshares, Inc.(x)	98,964	5,848,772
First Financial Corp.	18,774	942,455
First Financial Northwest, Inc.	11,737	194,482
First Foundation, Inc.*	55,163	861,646
First Guaranty Bancshares, Inc.	5,894	151,417
First Internet Bancorp	11,479	349,536
First Interstate BancSystem, Inc., Class A	49,017	2,195,962
First Merchants Corp.	74,362	3,345,546
First Mid-Illinois Bancshares, Inc.	17,785	717,269
First Midwest Bancorp, Inc.	154,811	4,116,424
First Northwest Bancorp*	15,710	241,934
First of Long Island Corp. (The)	35,328	768,384
First Savings Financial Group, Inc.(x)	2,008	137,106
First United Corp.(x)	9,750	183,300
Flushing Financial Corp.	41,642	1,016,065
Franklin Financial Network, Inc.*	18,305	715,726
Fulton Financial Corp.	257,892	4,293,902
German American Bancorp, Inc.	33,210	1,171,649
Glacier Bancorp, Inc.	127,601	5,498,327
Great Southern Bancorp, Inc.	16,728	925,895
Great Western Bancorp, Inc.	88,677	3,741,283
Green Bancorp, Inc.	35,791	790,981
Guaranty Bancorp	38,770	1,151,469
Guaranty Bancshares, Inc.	11,366	343,594
Hancock Whitney Corp.	127,339	6,054,969
Hanmi Financial Corp.	47,715	1,188,104
HarborOne Bancorp, Inc.*	22,512	430,429
Heartland Financial USA, Inc.	44,492	2,582,761
Heritage Commerce Corp.	60,784	906,897
Heritage Financial Corp.	53,705	1,887,731
Hilltop Holdings, Inc.	106,582	2,149,759
Home BancShares, Inc.	238,867	5,231,187
HomeTrust Bancshares, Inc.*	25,534	744,316
Hope Bancorp, Inc.	185,129	2,993,536
Horizon Bancorp, Inc.	55,411	1,094,367
Howard Bancorp, Inc.*	19,417	343,681
IBERIABANK Corp.	83,284	6,775,152
Independent Bank Corp./MA	40,563	3,350,504
Independent Bank Corp./MI	31,991	756,587
Independent Bank Group, Inc.	31,168	2,066,438
International Bancshares Corp.	83,160	3,742,200
Investar Holding Corp.	12,013	322,549
Investors Bancorp, Inc.	372,166	4,566,477
Lakeland Bancorp, Inc.	69,795	1,259,800
Lakeland Financial Corp.	36,304	1,687,410
LCNB Corp.	13,716	255,803
LegacyTexas Financial Group, Inc.	71,491	3,045,517
Level One Bancorp, Inc.	2,511	69,806
Live Oak Bancshares, Inc.	38,722	1,037,750
Macatawa Bank Corp.	40,719	476,819
MB Financial, Inc.	124,346	5,733,594
MBT Financial Corp.	23,847	269,471
Mercantile Bank Corp.	25,081	836,953
Metropolitan Bank Holding Corp.*	9,847	404,909
Mid Penn Bancorp, Inc.	5,032	146,683
Middlefield Banc Corp.	3,863	181,947
Midland States Bancorp, Inc.	31,856	1,022,578
MidSouth Bancorp, Inc.	19,581	301,547
MidWestOne Financial Group, Inc.	16,307	543,186
MutualFirst Financial, Inc.	9,277	341,857
MVB Financial Corp.(x)	10,655	192,003
National Bank Holdings Corp., Class A	43,301	1,630,283
National Bankshares, Inc.	10,390	472,226
National Commerce Corp.*	25,044	1,034,317
NBT Bancorp, Inc.	64,859	2,489,288
Nicolet Bankshares, Inc.*	13,591	740,845
Northeast Bancorp	10,498	227,807
Northrim Bancorp, Inc.	10,833	450,111
Norwood Financial Corp.	8,162	319,624
Oak Valley Bancorp	7,772	152,720
OFG Bancorp	66,557	1,074,896
Ohio Valley Banc Corp.(x)	5,764	211,251
Old Line Bancshares, Inc.	23,096	730,757
Old National Bancorp	226,972	4,380,560
Old Second Bancorp, Inc.	44,375	685,594
Opus Bank	28,846	790,380
Origin Bancorp, Inc.	24,548	924,232
Orrstown Financial Services, Inc.	11,422	271,844
Pacific City Financial Corp.	15,406	297,952
Pacific Mercantile Bancorp*	20,344	190,216
Pacific Premier Bancorp, Inc.*	69,253	2,576,212
Park National Corp.	20,208	2,133,156
Parke Bancorp, Inc.	9,271	208,134
Peapack Gladstone Financial Corp.	27,566	851,514
Penns Woods Bancorp, Inc.	6,542	284,250
Peoples Bancorp of North Carolina, Inc.	6,656	191,959
Peoples Bancorp, Inc.	26,574	930,887
Peoples Financial Services Corp.	9,995	423,788
People’s Utah Bancorp	22,947	779,051
Preferred Bank	21,232	1,242,072
Premier Financial Bancorp, Inc.	18,602	343,951
QCR Holdings, Inc.	19,933	814,263
RBB Bancorp	20,619	505,166
Reliant Bancorp, Inc.	14,705	376,007
Renasant Corp.	71,732	2,956,076
Republic Bancorp, Inc., Class A	14,991	691,085
Republic First Bancorp, Inc.*	72,334	517,188
S&T Bancorp, Inc.	52,068	2,257,668
Sandy Spring Bancorp, Inc.	52,660	2,070,065
SB One Bancorp	10,192	256,838
Seacoast Banking Corp. of Florida*	69,270	2,022,684
Select Bancorp, Inc.(x)*	11,611	143,976
ServisFirst Bancshares, Inc.	69,860	2,735,019
Shore Bancshares, Inc.	20,226	360,427
Sierra Bancorp	21,192	612,449
Simmons First National Corp., Class A	137,304	4,043,603
SmartFinancial, Inc.*	16,548	389,705
South State Corp.	54,295	4,452,190
Southern First Bancshares, Inc.*	9,805	385,337
Southern National Bancorp of Virginia, Inc.	29,283	474,385
Southside Bancshares, Inc.	50,463	1,756,112
Spirit of Texas Bancshares, Inc.(x)*	3,345	72,219
State Bank Financial Corp.	56,043	1,691,378
Stock Yards Bancorp, Inc.	33,549	1,217,829
Summit Financial Group, Inc.	16,245	377,046
Tompkins Financial Corp.	22,468	1,824,177

See Notes to Portfolio of Investments.

6

EQ ADVISORS TRUST

AXA 2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Towne Bank	100,411	$3,097,679
TriCo Bancshares	38,298	1,479,069
TriState Capital Holdings, Inc.*	35,005	966,138
Triumph Bancorp, Inc.*	36,340	1,388,188
Trustmark Corp.	101,039	3,399,962
UMB Financial Corp.	67,840	4,809,856
Union Bankshares Corp.(x)	99,463	3,832,309
Union Bankshares, Inc.(x)	6,156	327,191
United Bankshares, Inc.	149,945	5,450,501
United Community Banks, Inc.	116,461	3,248,097
United Security Bancshares	18,780	208,458
Unity Bancorp, Inc.	10,818	247,732
Univest Corp. of Pennsylvania	44,119	1,166,948
Valley National Bancorp	484,453	5,450,096
Veritex Holdings, Inc.*	34,422	972,766
Washington Trust Bancorp, Inc.	22,558	1,247,457
WesBanco, Inc.	78,965	3,520,260
West Bancorporation, Inc.	23,860	560,710
Westamerica Bancorp(x)	38,422	2,311,468

		320,101,820

Capital Markets (1.1%)
Arlington Asset Investment Corp., Class A(x)	45,841	428,155
Artisan Partners Asset Management, Inc., Class A	71,799	2,326,288
Ashford, Inc.	1,207	91,575
Associated Capital Group, Inc., Class A	5,876	250,024
B. Riley Financial, Inc.	28,364	642,445
Blucora, Inc.*	71,168	2,864,511
BrightSphere Investment Group plc	119,819	1,485,756
Cohen & Steers, Inc.	33,434	1,357,755
Cowen, Inc.*	41,255	672,457
Diamond Hill Investment Group, Inc.	4,894	809,419
Donnelley Financial Solutions, Inc.*	51,230	918,042
Federated Investors, Inc., Class B	146,866	3,542,407
Focus Financial Partners, Inc., Class A*	27,526	1,306,384
GAIN Capital Holdings, Inc.	40,487	263,166
GAMCO Investors, Inc., Class A	6,357	148,881
Greenhill & Co., Inc.(x)	29,054	765,573
Hamilton Lane, Inc., Class A	21,809	965,703
Houlihan Lokey, Inc.	49,462	2,222,328
INTL. FCStone, Inc.*	23,392	1,130,301
Investment Technology Group, Inc.	46,659	1,010,634
Ladenburg Thalmann Financial Services, Inc.	165,343	446,426
Moelis & Co., Class A	66,642	3,651,981
Oppenheimer Holdings, Inc., Class A	14,296	451,754
Piper Jaffray Cos.	22,616	1,726,732
PJT Partners, Inc., Class A	30,648	1,604,423
Pzena Investment Management, Inc., Class A	26,884	256,473
Safeguard Scientifics, Inc.*	29,978	280,294
Siebert Financial Corp.(x)*	9,707	142,208
Silvercrest Asset Management Group, Inc., Class A	13,591	188,235
Stifel Financial Corp.	103,740	5,317,711
Value Line, Inc.	2,969	73,928
Virtus Investment Partners, Inc.	10,854	1,234,643
Waddell & Reed Financial, Inc., Class A(x)	115,817	2,453,003
Westwood Holdings Group, Inc.	12,132	627,710
WisdomTree Investments, Inc.	169,256	1,435,291

		43,092,616

Consumer Finance (0.6%)
Curo Group Holdings Corp.*	17,212	520,319
Elevate Credit, Inc.*	31,089	250,577
Encore Capital Group, Inc.(x)*	39,993	1,433,749
Enova International, Inc.*	50,032	1,440,922
EZCORP, Inc., Class A*	76,774	821,482
FirstCash, Inc.	65,377	5,360,913
Green Dot Corp., Class A*	72,563	6,445,045
LendingClub Corp.*	482,462	1,871,953
Nelnet, Inc., Class A	28,699	1,640,722
PRA Group, Inc.(x)*	67,723	2,438,028
Regional Management Corp.*	13,383	385,832
World Acceptance Corp.*	9,549	1,092,024

		23,701,566

Diversified Financial Services (0.2%)
Banco Latinoamericano de Comercio Exterior SA, Class E	48,007	1,004,306
Cannae Holdings, Inc.*	103,639	2,171,237
FGL Holdings*	215,403	1,927,857
Marlin Business Services Corp.	14,035	404,910
On Deck Capital, Inc.*	72,537	549,105

		6,057,415

Insurance (2.4%)
Ambac Financial Group, Inc.*	59,229	1,209,456
American Equity Investment Life Holding Co.	133,934	4,735,906
AMERISAFE, Inc.	29,114	1,803,612
AmTrust Financial Services, Inc.	168,125	2,441,175
Argo Group International Holdings Ltd.	48,936	3,085,415
Citizens, Inc.(x)*	72,632	610,109
CNO Financial Group, Inc.	244,742	5,193,425
Crawford & Co., Class B	20,102	185,139
Donegal Group, Inc., Class A	12,728	180,865
eHealth, Inc.*	28,394	802,414
EMC Insurance Group, Inc.	13,392	331,050
Employers Holdings, Inc.	47,808	2,165,702
Enstar Group Ltd.*	18,208	3,796,368
FBL Financial Group, Inc., Class A	15,217	1,145,079
FedNat Holding Co.	17,159	437,211
Genworth Financial, Inc., Class A*	748,404	3,120,845
Global Indemnity Ltd.	13,210	498,017
Goosehead Insurance, Inc., Class A(x)*	14,295	484,172
Greenlight Capital Re Ltd., Class A*	45,487	564,039
Hallmark Financial Services, Inc.*	19,655	216,205
HCI Group, Inc.	12,382	541,713
Health Insurance Innovations, Inc., Class A(x)*	19,080	1,176,282
Heritage Insurance Holdings, Inc.(x)	30,812	456,634
Horace Mann Educators Corp.	62,399	2,801,715
Independence Holding Co.	7,819	280,702
Investors Title Co.	2,003	336,304
James River Group Holdings Ltd.	39,422	1,680,166
Kemper Corp.	79,099	6,363,515
Kingstone Cos., Inc.	13,641	259,179
Kinsale Capital Group, Inc.	29,491	1,883,295
Maiden Holdings Ltd.	90,140	256,899
MBIA, Inc.(x)*	130,867	1,398,968
National General Holdings Corp.	93,615	2,512,627
National Western Life Group, Inc., Class A	3,260	1,040,592
Navigators Group, Inc. (The)	30,570	2,112,387
NI Holdings, Inc.*	15,460	260,810
Primerica, Inc.	65,002	7,835,990
ProAssurance Corp.	80,508	3,779,851
Protective Insurance Corp., Class B	14,523	333,303
RLI Corp.	58,600	4,604,788
Safety Insurance Group, Inc.	21,991	1,970,394

See Notes to Portfolio of Investments.

7

EQ ADVISORS TRUST

AXA 2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Selective Insurance Group, Inc.	88,061	$5,591,874
State Auto Financial Corp.	23,199	708,497
Stewart Information Services Corp.	35,679	1,605,912
Third Point Reinsurance Ltd.*	117,668	1,529,684
Tiptree, Inc.	38,707	253,531
Trupanion, Inc.(x)*	36,412	1,301,001
United Fire Group, Inc.	32,887	1,669,673
United Insurance Holdings Corp.	30,336	678,920
Universal Insurance Holdings, Inc.	47,071	2,285,297

		90,516,707

Mortgage Real Estate Investment Trusts (REITs) (0.9%)
AG Mortgage Investment Trust, Inc. (REIT)	41,452	753,597
Annaly Capital Management, Inc. (REIT)	66,920	684,587
Anworth Mortgage Asset Corp. (REIT)	150,341	696,079
Apollo Commercial Real Estate Finance, Inc. (REIT)	187,028	3,529,218
Arbor Realty Trust, Inc. (REIT)(x)	59,066	678,078
Ares Commercial Real Estate Corp. (REIT)	41,870	584,924
ARMOUR Residential REIT, Inc. (REIT)	60,951	1,368,350
Blackstone Mortgage Trust, Inc. (REIT), Class A(x)	169,131	5,667,580
Capstead Mortgage Corp. (REIT)	145,197	1,148,508
Cherry Hill Mortgage Investment Corp. (REIT)	22,070	399,467
Colony Credit Real Estate, Inc. (REIT)(x)	124,389	2,735,314
Dynex Capital, Inc. (REIT)	76,836	490,214
Exantas Capital Corp. (REIT)	46,740	513,205
Granite Point Mortgage Trust, Inc. (REIT)	64,680	1,247,030
Great Ajax Corp. (REIT)	25,848	351,791
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (REIT)	77,614	1,666,373
Invesco Mortgage Capital, Inc. (REIT)	172,554	2,729,804
KKR Real Estate Finance Trust, Inc. (REIT)	24,183	487,771
Ladder Capital Corp. (REIT)	132,070	2,237,266
New York Mortgage Trust, Inc. (REIT)(x)	188,138	1,143,879
Orchid Island Capital, Inc. (REIT)(x)	82,442	597,705
PennyMac Mortgage Investment Trust (REIT)‡	90,366	1,829,008
Redwood Trust, Inc. (REIT)	117,113	1,901,915
Sutherland Asset Management Corp. (REIT)	27,768	462,337
TPG RE Finance Trust, Inc. (REIT)	50,956	1,020,139
Western Asset Mortgage Capital Corp. (REIT)	62,294	624,186

		35,548,325

Thrifts & Mortgage Finance (2.0%)
Axos Financial, Inc.*	89,851	3,089,976
BankFinancial Corp.	20,867	332,620
Beneficial Bancorp, Inc.	103,785	1,753,967
Bridgewater Bancshares, Inc.*	7,907	102,949
BSB Bancorp, Inc.*	12,191	397,427
Capitol Federal Financial, Inc.	196,544	2,503,971
Columbia Financial, Inc.(x)*	75,388	1,258,980
Dime Community Bancshares, Inc.	49,901	890,733
Entegra Financial Corp.*	10,647	282,678
ESSA Bancorp, Inc.	14,502	235,803
Essent Group Ltd.*	145,606	6,443,065
Federal Agricultural Mortgage Corp., Class C	14,204	1,025,245
First Defiance Financial Corp.	29,446	886,619
Flagstar Bancorp, Inc.*	43,349	1,364,193
FS Bancorp, Inc.	4,412	245,837
Greene County Bancorp, Inc.(x)	4,975	159,698
Hingham Institution for Savings	1,932	424,673
Home Bancorp, Inc.	11,526	501,150
HomeStreet, Inc.*	39,491	1,046,512
Impac Mortgage Holdings, Inc.(x)*	16,156	121,008
Kearny Financial Corp.	147,232	2,039,163
LendingTree, Inc.(x)*	11,811	2,717,711
Luther Burbank Corp.	24,037	261,523
Malvern Bancorp, Inc.*	9,451	226,351
Merchants Bancorp	24,174	614,503
Meridian Bancorp, Inc.	73,392	1,247,664
Meta Financial Group, Inc.	14,357	1,186,606
MGIC Investment Corp.*	542,413	7,219,516
NMI Holdings, Inc., Class A*	94,388	2,137,888
Northfield Bancorp, Inc.	64,021	1,019,214
Northwest Bancshares, Inc.	142,756	2,472,534
OceanFirst Financial Corp.	71,783	1,953,933
Oconee Federal Financial Corp.(x)	2,102	56,607
Ocwen Financial Corp.*	170,361	671,222
OP Bancorp(x)*	16,645	193,082
Oritani Financial Corp.	62,198	967,179
PCSB Financial Corp.	27,258	554,428
PDL Community Bancorp(x)*	11,961	180,731
PennyMac Financial Services, Inc., Class A‡	12,395	259,056
PHH Corp.*	50,401	553,907
Provident Bancorp, Inc.*	5,638	163,220
Provident Financial Services, Inc.	94,105	2,310,278
Prudential Bancorp, Inc.	11,463	198,425
Radian Group, Inc.	323,852	6,694,020
Riverview Bancorp, Inc.	28,862	255,140
SI Financial Group, Inc.	17,447	244,258
Southern Missouri Bancorp, Inc.	11,183	416,790
Sterling Bancorp, Inc.	23,732	268,409
Territorial Bancorp, Inc.	11,741	346,947
Timberland Bancorp, Inc.	9,198	287,346
TrustCo Bank Corp.	144,500	1,228,250
United Community Financial Corp.	74,075	716,305
United Financial Bancorp, Inc.	77,916	1,311,326
Walker & Dunlop, Inc.	40,982	2,167,128
Washington Federal, Inc.	124,702	3,990,463
Waterstone Financial, Inc.	38,854	666,346
Western New England Bancorp, Inc.	41,251	445,511
WMIH Corp.*	471,712	655,680
WSFS Financial Corp.	46,141	2,175,548

		74,141,312

Total Financials		593,159,761

Health Care (14.9%)
Biotechnology (6.2%)
Abeona Therapeutics, Inc.(x)*	46,849	599,667
ACADIA Pharmaceuticals, Inc.(x)*	149,374	3,101,004
Acceleron Pharma, Inc.*	57,527	3,292,270
Achaogen, Inc.(x)*	50,602	201,902
Achillion Pharmaceuticals, Inc.*	200,318	737,170
Acorda Therapeutics, Inc.*	66,559	1,307,884
Adamas Pharmaceuticals, Inc.(x)*	33,342	667,507
ADMA Biologics, Inc.*	28,300	175,743
Aduro Biotech, Inc.*	97,319	715,295
Adverum Biotechnologies, Inc.(x)*	82,249	497,606
Aeglea BioTherapeutics, Inc.*	24,510	234,561
Agenus, Inc.(x)*	112,900	241,606
Aimmune Therapeutics, Inc.*	65,664	1,791,314

See Notes to Portfolio of Investments.

8

EQ ADVISORS TRUST

AXA 2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Akebia Therapeutics, Inc.*	76,685	$677,129
Albireo Pharma, Inc.*	13,732	452,607
Alder Biopharmaceuticals, Inc.(x)*	88,582	1,474,890
Aldeyra Therapeutics, Inc.*	23,847	329,089
Allakos, Inc.*	12,179	547,933
Allena Pharmaceuticals, Inc.*	17,498	187,929
AMAG Pharmaceuticals, Inc.*	53,105	1,062,100
Amicus Therapeutics, Inc.*	286,917	3,468,827
AnaptysBio, Inc.*	28,141	2,807,628
Apellis Pharmaceuticals, Inc.(x)*	54,706	972,673
Aptinyx, Inc.*	19,342	560,144
Arbutus Biopharma Corp.*	52,878	499,697
Arcus Biosciences, Inc.(x)*	7,717	107,575
Ardelyx, Inc.*	48,775	212,171
Arena Pharmaceuticals, Inc.*	73,651	3,389,419
ArQule, Inc.*	161,155	912,137
Array BioPharma, Inc.*	304,440	4,627,488
Arrowhead Pharmaceuticals, Inc.(x)*	131,832	2,527,219
Arsanis, Inc.(x)*	6,869	11,128
Atara Biotherapeutics, Inc.(x)*	61,658	2,549,558
Athenex, Inc.(x)*	63,592	988,220
Athersys, Inc.(x)*	187,340	393,414
Audentes Therapeutics, Inc.*	48,504	1,920,273
AVEO Pharmaceuticals, Inc.(x)*	153,344	507,569
Avid Bioservices, Inc.(x)*	75,600	518,616
Avrobio, Inc.*	8,729	452,773
Bellicum Pharmaceuticals, Inc.*	60,433	372,267
BioCryst Pharmaceuticals, Inc.*	161,194	1,229,910
Biohaven Pharmaceutical Holding Co. Ltd.*	41,506	1,558,550
BioSpecifics Technologies Corp.*	8,063	471,605
BioTime, Inc.(x)*	138,844	326,283
Blueprint Medicines Corp.*	61,966	4,837,066
Calithera Biosciences, Inc.*	46,276	242,949
Calyxt, Inc.(x)*	10,448	159,541
Cara Therapeutics, Inc.(x)*	48,510	1,161,815
CareDx, Inc.*	48,797	1,407,793
CASI Pharmaceuticals, Inc.*	75,132	350,866
Catalyst Biosciences, Inc.*	17,883	192,779
Catalyst Pharmaceuticals, Inc.*	149,185	563,919
Celcuity, Inc.*	8,758	251,880
Cellular Biomedicine Group, Inc.(x)*	15,282	277,368
ChemoCentryx, Inc.*	31,445	397,465
Chimerix, Inc.*	73,107	284,386
Clovis Oncology, Inc.*	72,249	2,121,953
Cohbar, Inc.(m)(x)*	33,458	144,204
Coherus Biosciences, Inc.*	77,197	1,273,751
Concert Pharmaceuticals, Inc.*	32,394	480,727
Corbus Pharmaceuticals Holdings, Inc.(x)*	77,998	588,885
Corvus Pharmaceuticals, Inc.*	20,848	178,876
Crinetics Pharmaceuticals, Inc.(x)*	10,086	288,964
CTI BioPharma Corp.(x)*	76,320	164,851
Cue Biopharma, Inc.(x)*	26,667	241,336
Cytokinetics, Inc.*	71,015	699,498
CytomX Therapeutics, Inc.*	65,758	1,216,523
Deciphera Pharmaceuticals, Inc.*	11,689	452,598
Denali Therapeutics, Inc.(x)*	67,675	1,471,255
Dicerna Pharmaceuticals, Inc.*	67,133	1,024,450
Dynavax Technologies Corp.*	94,602	1,173,065
Eagle Pharmaceuticals, Inc.*	15,807	1,095,899
Editas Medicine, Inc.*	69,247	2,203,440
Eidos Therapeutics, Inc.(x)*	9,659	96,397
Emergent BioSolutions, Inc.*	66,301	4,364,595
Enanta Pharmaceuticals, Inc.*	25,412	2,171,710
Epizyme, Inc.*	79,404	841,682
Esperion Therapeutics, Inc.(x)*	34,729	1,540,926
Evelo Biosciences, Inc.(x)*	8,157	99,352
Fate Therapeutics, Inc.(x)*	77,210	1,257,751
Fennec Pharmaceuticals, Inc.*	16,738	137,252
FibroGen, Inc.*	111,998	6,803,878
Five Prime Therapeutics, Inc.*	48,470	674,702
Flexion Therapeutics, Inc.(x)*	51,002	954,247
Fortress Biotech, Inc.(x)*	44,095	70,552
Forty Seven, Inc.(x)*	11,234	167,611
G1 Therapeutics, Inc.*	30,942	1,617,957
Genomic Health, Inc.*	31,367	2,202,591
Geron Corp.(x)*	241,785	425,542
Global Blood Therapeutics, Inc.*	75,780	2,879,640
GlycoMimetics, Inc.*	50,915	733,176
GTx, Inc.(x)*	6,915	10,857
Halozyme Therapeutics, Inc.*	185,594	3,372,243
Heron Therapeutics, Inc.*	103,115	3,263,590
Homology Medicines, Inc.(x)*	15,648	357,713
Idera Pharmaceuticals, Inc.(x)*	31,327	279,124
Immune Design Corp.*	49,489	170,737
ImmunoGen, Inc.*	213,996	2,026,542
Immunomedics, Inc.(x)*	212,764	4,431,874
Inovio Pharmaceuticals, Inc.*	121,423	675,112
Insmed, Inc.*	116,162	2,348,796
Insys Therapeutics, Inc.(x)*	44,223	445,768
Intellia Therapeutics, Inc.(x)*	50,374	1,441,704
Intercept Pharmaceuticals, Inc.(x)*	33,213	4,196,795
Intrexon Corp.(x)*	105,363	1,814,351
Invitae Corp.*	96,814	1,619,698
Iovance Biotherapeutics, Inc.*	124,686	1,402,718
Ironwood Pharmaceuticals, Inc.*	210,214	3,880,550
Jounce Therapeutics, Inc.*	21,386	139,009
Kadmon Holdings, Inc.*	145,388	485,596
Karyopharm Therapeutics, Inc.*	73,538	1,252,352
Keryx Biopharmaceuticals, Inc.(x)*	140,332	477,129
Kezar Life Sciences, Inc.(x)*	7,058	151,112
Kindred Biosciences, Inc.*	45,096	629,089
Kiniksa Pharmaceuticals Ltd., Class A*	8,719	222,335
Kura Oncology, Inc.*	37,707	659,873
La Jolla Pharmaceutical Co.(x)*	32,514	654,507
Lexicon Pharmaceuticals, Inc.(x)*	65,744	701,488
Ligand Pharmaceuticals, Inc.*	31,442	8,630,514
Loxo Oncology, Inc.*	40,249	6,875,736
MacroGenics, Inc.*	59,559	1,276,945
Madrigal Pharmaceuticals, Inc.(x)*	10,380	2,222,669
MannKind Corp.(x)*	212,046	388,044
MediciNova, Inc.(x)*	57,327	716,014
Mersana Therapeutics, Inc.(x)*	16,094	160,940
MiMedx Group, Inc.(x)*	157,368	972,534
Minerva Neurosciences, Inc.*	46,439	582,809
Miragen Therapeutics, Inc.*	38,849	216,777
Mirati Therapeutics, Inc.*	30,195	1,422,185
Molecular Templates, Inc.(x)*	13,353	71,973
Momenta Pharmaceuticals, Inc.*	116,365	3,060,400
Mustang Bio, Inc.(x)*	22,442	133,530
Myriad Genetics, Inc.*	99,548	4,579,208
NantKwest, Inc.(x)*	44,983	166,437
Natera, Inc.*	46,748	1,119,147
NewLink Genetics Corp.*	46,524	111,192
Novavax, Inc.(x)*	578,455	1,087,495
Nymox Pharmaceutical Corp.*	40,838	100,461
OPKO Health, Inc.(x)*	487,847	1,687,951
Organovo Holdings, Inc.(x)*	160,150	184,173
Ovid therapeutics, Inc.*	17,357	98,414
Palatin Technologies, Inc.(x)*	266,807	266,140
PDL BioPharma, Inc.*	217,813	572,848
Pfenex, Inc.*	32,014	163,592

See Notes to Portfolio of Investments.

9

EQ ADVISORS TRUST

AXA 2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Pieris Pharmaceuticals, Inc.*	78,651	$440,446
PolarityTE, Inc.(x)*	13,114	250,477
Portola Pharmaceuticals, Inc.(x)*	98,758	2,629,926
Progenics Pharmaceuticals, Inc.(x)*	115,141	721,934
Proteostasis Therapeutics, Inc.(x)*	38,488	92,756
Prothena Corp. plc*	62,361	815,682
PTC Therapeutics, Inc.*	67,189	3,157,883
Puma Biotechnology, Inc.*	44,211	2,027,074
Ra Pharmaceuticals, Inc.*	19,792	358,037
Radius Health, Inc.*	61,479	1,094,326
Recro Pharma, Inc.*	23,320	165,805
REGENXBIO, Inc.*	47,423	3,580,437
Repligen Corp.*	58,265	3,231,377
Replimune Group, Inc.*	10,620	170,982
Retrophin, Inc.*	60,749	1,745,319
Rhythm Pharmaceuticals, Inc.*	22,423	654,079
Rigel Pharmaceuticals, Inc.*	250,691	804,718
Rocket Pharmaceuticals, Inc.(x)*	31,532	776,318
Rubius Therapeutics, Inc.(x)*	17,395	417,480
Sangamo Therapeutics, Inc.(x)*	153,856	2,607,859
Savara, Inc.*	37,628	419,928
Scholar Rock Holding Corp.*	8,225	211,794
Selecta Biosciences, Inc.(x)*	28,098	436,924
Seres Therapeutics, Inc.(x)*	30,970	235,062
Solid Biosciences, Inc.(x)*	18,201	858,723
Sorrento Therapeutics, Inc.(x)*	161,377	710,059
Spark Therapeutics, Inc.(x)*	47,704	2,602,253
Spectrum Pharmaceuticals, Inc.*	150,139	2,522,335
Spero Therapeutics, Inc.(x)*	8,454	88,852
Spring Bank Pharmaceuticals, Inc.(x)*	14,674	176,822
Stemline Therapeutics, Inc.*	43,171	716,639
Surface Oncology, Inc.(x)*	11,038	120,756
Syndax Pharmaceuticals, Inc.*	22,554	182,236
Synergy Pharmaceuticals, Inc.(x)*	391,092	664,856
Synlogic, Inc.*	23,068	327,796
Syros Pharmaceuticals, Inc.*	37,076	441,575
T2 Biosystems, Inc.(x)*	38,485	286,713
TG Therapeutics, Inc.(x)*	89,786	502,802
Tocagen, Inc.(x)*	25,158	392,213
Translate Bio, Inc.*	11,613	116,130
Tyme Technologies, Inc.*	62,733	174,398
Ultragenyx Pharmaceutical, Inc.*	70,467	5,379,451
UNITY Biotechnology, Inc.(x)*	7,589	123,625
Unum Therapeutics, Inc.(x)*	5,407	55,692
Vanda Pharmaceuticals, Inc.*	77,987	1,789,802
Veracyte, Inc.*	38,688	369,470
Verastem, Inc.(x)*	102,328	741,878
Vericel Corp.*	63,960	905,034
Viking Therapeutics, Inc.(x)*	77,443	1,349,057
Vital Therapies, Inc.(x)*	45,767	12,604
Voyager Therapeutics, Inc.*	32,541	615,676
Xencor, Inc.*	70,064	2,730,394
XOMA Corp.(x)*	8,707	152,982
Zafgen, Inc.*	45,120	527,453
ZIOPHARM Oncology, Inc.(x)*	198,115	633,968

		228,965,670

Health Care Equipment & Supplies (3.5%)
Accuray, Inc.*	122,089	549,401
AngioDynamics, Inc.*	54,423	1,183,156
Anika Therapeutics, Inc.*	21,618	911,847
Antares Pharma, Inc.(x)*	214,583	720,999
AtriCure, Inc.*	51,549	1,805,761
Atrion Corp.	2,102	1,460,470
Avanos Medical, Inc.*	70,024	4,796,644
AxoGen, Inc.*	50,461	1,859,488
Cardiovascular Systems, Inc.*	48,061	1,881,108
Cerus Corp.*	197,121	1,421,242
CONMED Corp.	37,478	2,969,007
CryoLife, Inc.*	53,802	1,893,830
CryoPort, Inc.(x)*	37,627	482,002
Cutera, Inc.*	20,775	676,226
CytoSorbents Corp.(x)*	42,542	548,792
ElectroCore LLC(x)*	7,079	99,106
Endologix, Inc.*	123,341	235,581
FONAR Corp.*	9,095	226,466
GenMark Diagnostics, Inc.*	76,758	564,171
Glaukos Corp.(x)*	50,041	3,247,661
Globus Medical, Inc., Class A*	108,583	6,163,170
Haemonetics Corp.*	78,294	8,970,926
Helius Medical Technologies, Inc.(x)*	20,634	202,007
Heska Corp.*	10,421	1,180,804
Inogen, Inc.*	26,746	6,529,233
Integer Holdings Corp.*	47,229	3,917,646
IntriCon Corp.*	10,752	604,262
Invacare Corp.	49,651	722,422
iRadimed Corp.(x)*	5,173	192,177
iRhythm Technologies, Inc.*	35,930	3,401,134
K2M Group Holdings, Inc.*	60,983	1,669,105
Lantheus Holdings, Inc.*	56,386	842,971
LeMaitre Vascular, Inc.	23,881	925,150
LivaNova plc*	73,082	9,059,975
Meridian Bioscience, Inc.	62,417	930,013
Merit Medical Systems, Inc.*	79,899	4,909,794
Natus Medical, Inc.*	48,926	1,744,212
Neogen Corp.*	76,114	5,444,434
Neuronetics, Inc.*	8,785	281,647
Nevro Corp.*	44,130	2,515,410
Novocure Ltd.*	108,924	5,707,617
NuVasive, Inc.*	78,014	5,537,434
Nuvectra Corp.*	20,962	460,745
NxStage Medical, Inc.*	98,411	2,744,683
OraSure Technologies, Inc.*	91,276	1,410,214
Orthofix Medical, Inc.*	26,056	1,506,297
OrthoPediatrics Corp.(x)*	10,354	379,371
Oxford Immunotec Global plc*	38,227	620,424
Pulse Biosciences, Inc.(x)*	17,931	254,441
Quidel Corp.*	51,250	3,339,963
Rockwell Medical, Inc.(x)*	70,502	297,518
RTI Surgical, Inc.*	87,869	395,411
SeaSpine Holdings Corp.*	16,696	259,790
Senseonics Holdings, Inc.(x)*	126,375	602,809
Sientra, Inc.*	35,061	837,257
STAAR Surgical Co.*	65,855	3,161,040
Surmodics, Inc.*	19,662	1,467,768
Tactile Systems Technology, Inc.*	26,230	1,863,642
Tandem Diabetes Care, Inc.*	76,428	3,274,176
TransEnterix, Inc.(x)*	236,037	1,369,015
Utah Medical Products, Inc.	5,462	514,520
Varex Imaging Corp.*	58,553	1,678,129
ViewRay, Inc.(x)*	89,704	839,629
Wright Medical Group NV*	185,961	5,396,588

		131,657,931

Health Care Providers & Services (1.7%)
AAC Holdings, Inc.(x)*	21,533	164,297
Addus HomeCare Corp.*	13,871	973,051
Amedisys, Inc.*	39,998	4,998,149
American Renal Associates Holdings, Inc.*	20,306	439,625
AMN Healthcare Services, Inc.*	71,549	3,913,730
Apollo Medical Holdings, Inc.(x)*	5,511	121,628
BioScrip, Inc.*	193,158	598,790
BioTelemetry, Inc.*	49,127	3,166,235

See Notes to Portfolio of Investments.

10

EQ ADVISORS TRUST

AXA 2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Brookdale Senior Living, Inc.*	282,933	$2,781,231
Capital Senior Living Corp.*	37,634	355,265
Civitas Solutions, Inc.*	25,501	376,140
Community Health Systems, Inc.(x)*	144,205	498,949
CorVel Corp.*	13,020	784,455
Cross Country Healthcare, Inc.*	53,036	463,004
Diplomat Pharmacy, Inc.*	85,977	1,668,814
Ensign Group, Inc. (The)	74,556	2,827,164
Genesis Healthcare, Inc.*	83,858	113,208
HealthEquity, Inc.*	82,085	7,749,644
LHC Group, Inc.*	43,977	4,529,191
LifePoint Health, Inc.*	53,525	3,447,010
Magellan Health, Inc.*	37,346	2,690,779
National HealthCare Corp.	18,180	1,370,227
National Research Corp.	16,663	643,192
Owens & Minor, Inc.	92,011	1,520,022
Patterson Cos., Inc.	124,755	3,050,260
PetIQ, Inc.(x)*	15,478	608,440
Providence Service Corp. (The)*	17,114	1,151,430
Quorum Health Corp.(x)*	42,420	248,581
R1 RCM, Inc.*	153,583	1,560,403
RadNet, Inc.*	60,031	903,467
Select Medical Holdings Corp.*	163,972	3,017,085
Surgery Partners, Inc.*	27,457	453,041
Tenet Healthcare Corp.*	126,834	3,609,696
Tivity Health, Inc.*	60,628	1,949,190
Triple-S Management Corp., Class B*	33,562	633,986
US Physical Therapy, Inc.	18,155	2,153,183

		65,532,562

Health Care Technology (1.0%)
Allscripts Healthcare Solutions, Inc.*	261,228	3,722,499
Castlight Health, Inc., Class B*	117,695	317,777
Computer Programs & Systems, Inc.(x)	16,440	441,414
Evolent Health, Inc., Class A*	102,341	2,906,484
HealthStream, Inc.	39,699	1,231,066
HMS Holdings Corp.*	123,636	4,056,497
Inovalon Holdings, Inc., Class A(x)*	104,832	1,053,562
Inspire Medical Systems, Inc.*	11,692	491,999
Medidata Solutions, Inc.*	86,517	6,342,561
NantHealth, Inc.(x)*	24,128	37,881
Omnicell, Inc.*	58,190	4,183,861
Simulations Plus, Inc.	18,847	380,709
Tabula Rasa HealthCare, Inc.*	26,192	2,126,528
Teladoc Health, Inc.(x)*	100,549	8,682,407
Vocera Communications, Inc.*	44,543	1,629,383

		37,604,628

Life Sciences Tools & Services (0.5%)
Accelerate Diagnostics, Inc.(x)*	39,340	902,853
Cambrex Corp.*	49,042	3,354,473
ChromaDex Corp.(x)*	57,391	246,207
Codexis, Inc.*	77,007	1,320,670
Enzo Biochem, Inc.*	61,998	255,432
Fluidigm Corp.*	41,258	309,022
Harvard Bioscience, Inc.*	47,961	251,795
Luminex Corp.	61,096	1,851,820
Medpace Holdings, Inc.*	32,600	1,953,066
NanoString Technologies, Inc.*	37,253	664,221
NeoGenomics, Inc.*	94,109	1,444,573
Pacific Biosciences of California, Inc.(x)*	184,568	998,513
Quanterix Corp.*	11,667	249,907
Syneos Health, Inc.*	92,577	4,772,345

		18,574,897

Pharmaceuticals (2.0%)
Aclaris Therapeutics, Inc.*	40,691	590,833
Aerie Pharmaceuticals, Inc.*	53,946	3,320,376
Akcea Therapeutics, Inc.(x)*	18,307	641,111
Akorn, Inc.*	141,612	1,838,124
Amneal Pharmaceuticals, Inc.*	131,695	2,922,312
Amphastar Pharmaceuticals, Inc.*	55,580	1,069,359
Ampio Pharmaceuticals, Inc.(x)*	117,832	59,859
ANI Pharmaceuticals, Inc.*	12,106	684,473
Aquestive Therapeutics, Inc.*	6,944	121,589
Aratana Therapeutics, Inc.*	60,793	355,031
Assembly Biosciences, Inc.*	31,084	1,154,460
Assertio Therapeutics, Inc.*	86,076	506,127
Clearside Biomedical, Inc.*	42,452	261,080
Collegium Pharmaceutical, Inc.(x)*	44,484	655,694
Corcept Therapeutics, Inc.(x)*	148,191	2,077,638
Corium International, Inc.(x)*	40,395	384,156
Cymabay Therapeutics, Inc.*	89,126	987,516
Dermira, Inc.*	57,653	628,418
Dova Pharmaceuticals, Inc.(x)*	17,842	374,147
Durect Corp.*	227,332	250,065
Eloxx Pharmaceuticals, Inc.*	32,440	552,778
Endo International plc*	335,344	5,643,839
Endocyte, Inc.(x)*	98,414	1,747,833
Evolus, Inc.*	13,409	249,676
Horizon Pharma plc*	250,503	4,904,848
Innovate Biopharmaceuticals, Inc.(x)*	27,699	189,184
Innoviva, Inc.*	105,391	1,606,159
Intersect ENT, Inc.*	44,884	1,290,415
Intra-Cellular Therapies, Inc.*	67,937	1,474,233
Kala Pharmaceuticals, Inc.*	20,918	206,461
Lannett Co., Inc.(x)*	46,356	220,191
Liquidia Technologies, Inc.(x)*	6,701	183,808
Mallinckrodt plc*	124,975	3,663,017
Marinus Pharmaceuticals, Inc.(x)*	54,845	548,450
Medicines Co. (The)(x)*	102,850	3,076,244
Melinta Therapeutics, Inc.*	30,609	120,906
Menlo Therapeutics, Inc.(x)*	9,405	92,639
MyoKardia, Inc.*	50,885	3,317,702
Neos Therapeutics, Inc.*	39,972	193,864
Ocular Therapeutix, Inc.(x)*	48,916	336,542
Odonate Therapeutics, Inc.(x)*	9,598	186,297
Omeros Corp.(x)*	68,089	1,662,052
Optinose, Inc.(x)*	24,367	302,882
Pacira Pharmaceuticals, Inc.*	59,743	2,936,368
Paratek Pharmaceuticals, Inc.(x)*	48,120	466,764
Phibro Animal Health Corp., Class A	30,310	1,300,299
Prestige Consumer Healthcare, Inc.*	77,817	2,948,486
Reata Pharmaceuticals, Inc., Class A(x)*	28,000	2,289,280
resTORbio, Inc.(x)*	9,100	137,774
Revance Therapeutics, Inc.*	49,820	1,238,027
scPharmaceuticals, Inc.(x)*	6,348	37,263
Sienna Biopharmaceuticals, Inc.(x)*	22,131	327,981
SIGA Technologies, Inc.*	78,113	538,199
Supernus Pharmaceuticals, Inc.*	72,876	3,669,307
Teligent, Inc.(x)*	59,824	236,305
Tetraphase Pharmaceuticals, Inc.*	71,588	197,583
TherapeuticsMD, Inc.(x)*	272,353	1,786,636
Theravance Biopharma, Inc.(x)*	65,449	2,138,219
Tricida, Inc.(x)*	17,109	522,680
Verrica Pharmaceuticals, Inc.(x)*	7,378	119,893
WaVe Life Sciences Ltd.*	26,714	1,335,700
Xeris Pharmaceuticals, Inc.*	9,412	165,463
Zogenix, Inc.*	62,699	3,109,870
Zomedica Pharmaceuticals Corp.(x)*	36,492	68,240

		76,222,725

Total Health Care		558,558,413

See Notes to Portfolio of Investments.

11

EQ ADVISORS TRUST

AXA 2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Industrials (13.7%)
Aerospace & Defense (1.3%)
AAR Corp.	48,873	$2,340,528
Aerojet Rocketdyne Holdings, Inc.*	104,059	3,536,965
Aerovironment, Inc.*	31,495	3,532,794
Astronics Corp.*	32,431	1,410,749
Axon Enterprise, Inc.*	86,104	5,892,097
Cubic Corp.	38,037	2,778,603
Ducommun, Inc.*	15,060	615,050
Engility Holdings, Inc.*	27,253	980,835
Esterline Technologies Corp.*	39,054	3,551,961
KeyW Holding Corp. (The)(x)*	72,192	625,183
KLX, Inc.*	76,278	4,788,733
Kratos Defense & Security Solutions, Inc.*	133,630	1,975,051
Maxar Technologies Ltd.	85,784	2,836,877
Mercury Systems, Inc.*	71,041	3,929,988
Moog, Inc., Class A	47,948	4,122,090
National Presto Industries, Inc.(x)	7,730	1,002,195
Sparton Corp.*	16,197	233,723
Triumph Group, Inc.	74,074	1,725,924
Vectrus, Inc.*	16,304	508,522
Wesco Aircraft Holdings, Inc.*	80,709	907,976

		47,295,844

Air Freight & Logistics (0.3%)
Air Transport Services Group, Inc.*	88,892	1,908,511
Atlas Air Worldwide Holdings, Inc.*	35,949	2,291,749
Echo Global Logistics, Inc.*	42,469	1,314,416
Forward Air Corp.	44,050	3,158,385
Hub Group, Inc., Class A*	49,297	2,247,943
Radiant Logistics, Inc.*	53,320	315,121

		11,236,125

Airlines (0.4%)
Allegiant Travel Co.	19,076	2,418,837
Hawaiian Holdings, Inc.	76,820	3,080,482
Mesa Air Group, Inc.*	14,342	198,780
SkyWest, Inc.	76,260	4,491,714
Spirit Airlines, Inc.*	104,180	4,893,335

		15,083,148

Building Products (1.2%)
AAON, Inc.	62,627	2,367,301
Advanced Drainage Systems, Inc.	54,463	1,682,907
American Woodmark Corp.*	21,442	1,682,125
Apogee Enterprises, Inc.	41,286	1,705,938
Armstrong Flooring, Inc.*	34,168	618,441
Builders FirstSource, Inc.*	171,568	2,518,618
Caesarstone Ltd.(x)	34,540	640,717
Continental Building Products, Inc.*	56,419	2,118,533
CSW Industrials, Inc.*	24,077	1,292,935
Gibraltar Industries, Inc.*	47,952	2,186,611
Griffon Corp.	45,866	740,736
Insteel Industries, Inc.	26,984	968,186
JELD-WEN Holding, Inc.*	102,984	2,539,585
Masonite International Corp.*	40,694	2,608,485
NCI Building Systems, Inc.*	64,655	979,523
Patrick Industries, Inc.*	35,686	2,112,611
PGT Innovations, Inc.*	72,206	1,559,650
Quanex Building Products Corp.	50,973	927,709
Simpson Manufacturing Co., Inc.	61,884	4,484,115
Trex Co., Inc.*	88,746	6,831,667
Universal Forest Products, Inc.	89,159	3,149,987

		43,716,380

Commercial Services & Supplies (2.2%)
ABM Industries, Inc.	98,777	3,185,558
ACCO Brands Corp.	154,428	1,745,036
Advanced Disposal Services, Inc.*	109,120	2,954,970
Brady Corp., Class A	70,469	3,083,019
BrightView Holdings, Inc.(x)*	34,519	554,030
Brink’s Co. (The)	75,193	5,244,711
Casella Waste Systems, Inc., Class A*	61,104	1,897,890
CECO Environmental Corp.*	46,154	363,694
Cimpress NV*	32,937	4,499,524
Covanta Holding Corp.	177,795	2,889,169
Deluxe Corp.	71,046	4,045,359
Ennis, Inc.	38,390	785,076
Essendant, Inc.	55,503	711,548
Healthcare Services Group, Inc.(x)	110,870	4,503,539
Heritage-Crystal Clean, Inc.*	20,987	448,072
Herman Miller, Inc.	89,743	3,446,131
HNI Corp.	66,168	2,927,272
Interface, Inc.	87,630	2,046,161
Kimball International, Inc., Class B	53,977	904,115
Knoll, Inc.	72,615	1,702,822
LSC Communications, Inc.	50,835	562,235
Matthews International Corp., Class A	47,545	2,384,382
McGrath RentCorp	36,535	1,990,061
Mobile Mini, Inc.	67,490	2,959,437
MSA Safety, Inc.	51,057	5,434,506
Multi-Color Corp.	20,950	1,304,138
NL Industries, Inc.*	10,418	62,508
PICO Holdings, Inc.*	28,690	360,060
Pitney Bowes, Inc.	285,915	2,024,278
Quad/Graphics, Inc.	46,466	968,351
RR Donnelley & Sons Co.	110,347	595,874
SP Plus Corp.*	34,140	1,246,110
Steelcase, Inc., Class A	125,704	2,325,524
Team, Inc.(x)*	43,974	989,415
Tetra Tech, Inc.	83,199	5,682,491
UniFirst Corp.	22,918	3,979,711
US Ecology, Inc.	33,630	2,480,213
Viad Corp.	30,909	1,831,358
VSE Corp.	13,048	432,280

		85,550,628

Construction & Engineering (1.0%)
Aegion Corp.*	46,517	1,180,601
Ameresco, Inc., Class A*	27,670	377,696
Argan, Inc.	22,133	951,719
Comfort Systems USA, Inc.	55,506	3,130,538
Dycom Industries, Inc.*	45,828	3,877,049
EMCOR Group, Inc.	87,005	6,534,945
Granite Construction, Inc.	65,288	2,983,662
Great Lakes Dredge & Dock Corp.*	84,231	522,232
HC2 Holdings, Inc.*	60,118	367,922
IES Holdings, Inc.*	14,551	283,745
Infrastructure and Energy Alternatives, Inc.*	25,673	269,567
KBR, Inc.	210,569	4,449,323
MasTec, Inc.*	96,853	4,324,486
MYR Group, Inc.*	24,051	785,025
Northwest Pipe Co.*	13,294	262,557
NV5 Global, Inc.*	13,948	1,209,292
Orion Group Holdings, Inc.*	38,279	289,006
Primoris Services Corp.	63,400	1,573,588
Sterling Construction Co., Inc.*	38,138	546,136
Tutor Perini Corp.*	56,043	1,053,608
Willscot Corp.(x)*	50,341	863,348

		35,836,045

Electrical Equipment (0.6%)
Allied Motion Technologies, Inc.	10,287	559,921
Atkore International Group, Inc.*	59,706	1,584,000
AZZ, Inc.	39,096	1,974,348
Babcock & Wilcox Enterprises, Inc.*	51,390	52,932

See Notes to Portfolio of Investments.

12

EQ ADVISORS TRUST

AXA 2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Encore Wire Corp.	29,922	$1,499,092
Energous Corp.(x)*	35,303	357,266
EnerSys	63,805	5,559,331
Enphase Energy, Inc.(x)*	130,721	633,997
FuelCell Energy, Inc.(x)*	122,590	131,171
Generac Holdings, Inc.*	91,731	5,174,546
Plug Power, Inc.(x)*	337,687	648,359
Powell Industries, Inc.	13,890	503,651
Preformed Line Products Co.	4,838	340,015
Sunrun, Inc.*	144,048	1,791,957
Thermon Group Holdings, Inc.*	47,495	1,224,421
TPI Composites, Inc.*	22,042	629,299
Vicor Corp.*	26,548	1,221,208
Vivint Solar, Inc.*	52,075	270,790

		24,156,304

Industrial Conglomerates (0.1%)
Raven Industries, Inc.	53,858	2,464,004

Machinery (3.5%)
Actuant Corp., Class A	90,213	2,516,943
Alamo Group, Inc.	14,407	1,319,825
Albany International Corp., Class A	43,259	3,439,091
Altra Industrial Motion Corp.(x)	89,961	3,715,389
American Railcar Industries, Inc.	11,101	511,756
Astec Industries, Inc.	34,754	1,751,949
Barnes Group, Inc.	71,905	5,107,412
Blue Bird Corp.*	22,033	539,809
Briggs & Stratton Corp.	63,575	1,222,547
Chart Industries, Inc.*	46,795	3,665,452
CIRCOR International, Inc.	25,474	1,210,015
Columbus McKinnon Corp.	33,451	1,322,653
Commercial Vehicle Group, Inc.*	46,545	426,352
DMC Global, Inc.	20,815	849,252
Douglas Dynamics, Inc.	33,534	1,472,143
Eastern Co. (The)	8,012	227,541
Energy Recovery, Inc.(x)*	57,735	516,728
EnPro Industries, Inc.	30,819	2,247,630
ESCO Technologies, Inc.	38,692	2,632,991
Evoqua Water Technologies Corp.*	114,601	2,037,606
Federal Signal Corp.	90,088	2,412,557
Franklin Electric Co., Inc.	69,147	3,267,196
FreightCar America, Inc.*	20,172	324,164
Gencor Industries, Inc.*	11,016	132,743
Global Brass & Copper Holdings, Inc.	31,999	1,180,763
Gorman-Rupp Co. (The)	26,294	959,731
Graham Corp.	15,818	445,593
Greenbrier Cos., Inc. (The)	46,969	2,822,837
Harsco Corp.*	122,251	3,490,266
Hillenbrand, Inc.	94,022	4,917,351
Hurco Cos., Inc.	10,089	455,014
Hyster-Yale Materials Handling, Inc.	15,603	960,053
John Bean Technologies Corp.	46,936	5,599,464
Kadant, Inc.	16,720	1,803,252
Kennametal, Inc.	121,711	5,301,731
LB Foster Co., Class A*	14,474	297,441
Lindsay Corp.	16,197	1,623,587
Lydall, Inc.*	25,202	1,086,206
Manitex International, Inc.*	21,130	222,499
Manitowoc Co., Inc. (The)*	53,684	1,287,879
Meritor, Inc.*	123,919	2,399,072
Milacron Holdings Corp.*	105,232	2,130,948
Miller Industries, Inc.	15,282	411,086
Mueller Industries, Inc.	86,114	2,495,584
Mueller Water Products, Inc., Class A	233,336	2,685,697
Navistar International Corp.*	73,347	2,823,860
NN, Inc.	41,117	641,425
Omega Flex, Inc.	4,531	322,426
Park-Ohio Holdings Corp.	13,206	506,450
Proto Labs, Inc.*	41,075	6,643,880
RBC Bearings, Inc.*	35,629	5,357,176
REV Group, Inc.(x)	44,250	694,725
Rexnord Corp.*	158,131	4,870,435
Spartan Motors, Inc.	51,074	753,342
SPX Corp.*	63,315	2,109,023
SPX FLOW, Inc.*	62,766	3,263,832
Standex International Corp.	19,257	2,007,542
Sun Hydraulics Corp.	43,376	2,376,137
Tennant Co.	26,463	2,009,865
Titan International, Inc.	75,363	559,193
TriMas Corp.*	68,888	2,094,195
Twin Disc, Inc.*	11,797	271,803
Wabash National Corp.	83,629	1,524,557
Watts Water Technologies, Inc., Class A	42,102	3,494,466
Woodward, Inc.	80,261	6,489,903

		134,260,033

Marine (0.1%)
Costamare, Inc.	69,885	453,554
Eagle Bulk Shipping, Inc.*	70,774	397,750
Genco Shipping & Trading Ltd.*	10,164	142,296
Matson, Inc.	64,272	2,547,742
Safe Bulkers, Inc.*	69,697	200,727
Scorpio Bulkers, Inc.	90,007	652,551

		4,394,620

Professional Services (1.3%)
Acacia Research Corp.*	70,128	224,410
ASGN, Inc.*	76,059	6,003,338
Barrett Business Services, Inc.	11,017	735,715
BG Staffing, Inc.	10,164	276,461
CBIZ, Inc.*	76,990	1,824,663
CRA International, Inc.	11,659	585,515
Exponent, Inc.	77,007	4,127,575
Forrester Research, Inc.	16,260	746,334
Franklin Covey Co.*	14,199	335,806
FTI Consulting, Inc.*	57,289	4,192,982
GP Strategies Corp.*	18,537	312,348
Heidrick & Struggles International, Inc.	28,804	975,015
Huron Consulting Group, Inc.*	33,158	1,638,005
ICF International, Inc.	27,318	2,061,143
InnerWorkings, Inc.*	69,032	546,733
Insperity, Inc.	58,098	6,852,660
Kelly Services, Inc., Class A	46,074	1,107,158
Kforce, Inc.	34,405	1,293,628
Korn/Ferry International	85,602	4,215,043
Mistras Group, Inc.*	25,187	545,802
Navigant Consulting, Inc.	68,251	1,573,868
Reis, Inc.	13,667	314,341
Resources Connection, Inc.	46,132	765,791
TriNet Group, Inc.*	64,867	3,653,309
TrueBlue, Inc.*	60,728	1,581,964
WageWorks, Inc.*	60,360	2,580,390
Willdan Group, Inc.*	11,678	396,585

		49,466,582

Road & Rail (0.5%)
ArcBest Corp.	37,990	1,844,415
Avis Budget Group, Inc.*	99,691	3,204,068
Covenant Transportation Group, Inc., Class A*	19,582	569,053
Daseke, Inc.*	61,850	496,037
Heartland Express, Inc.	71,217	1,405,111
Hertz Global Holdings, Inc.*	82,580	1,348,531

See Notes to Portfolio of Investments.

13

EQ ADVISORS TRUST

AXA 2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Marten Transport Ltd.	58,623	$1,234,014
PAM Transportation Services, Inc.(x)*	3,209	208,874
Saia, Inc.*	38,539	2,946,307
Universal Logistics Holdings, Inc.	12,641	465,189
US Xpress Enterprises, Inc., Class A*	28,324	390,871
USA Truck, Inc.*	11,881	240,353
Werner Enterprises, Inc.	71,880	2,540,958
YRC Worldwide, Inc.*	50,107	449,961

		17,343,742

Trading Companies & Distributors (1.2%)
Aircastle Ltd.	80,587	1,765,661
Applied Industrial Technologies, Inc.	57,052	4,464,319
Beacon Roofing Supply, Inc.*	103,379	3,741,286
BlueLinx Holdings, Inc.(x)*	13,427	422,816
BMC Stock Holdings, Inc.*	102,463	1,910,935
CAI International, Inc.*	25,184	575,958
DXP Enterprises, Inc.*	24,625	986,724
EnviroStar, Inc.(x)	5,152	200,670
Foundation Building Materials, Inc.*	23,744	296,088
GATX Corp.	56,492	4,891,641
General Finance Corp.*	13,948	222,471
GMS, Inc.*	48,188	1,117,962
H&E Equipment Services, Inc.	48,484	1,831,726
Herc Holdings, Inc.*	36,635	1,875,712
Kaman Corp.	40,872	2,729,432
Lawson Products, Inc.*	10,706	362,933
MRC Global, Inc.*	128,116	2,404,737
Nexeo Solutions, Inc.*	48,803	597,837
NOW, Inc.*	161,377	2,670,789
Rush Enterprises, Inc., Class A	42,497	1,670,557
Rush Enterprises, Inc., Class B	9,062	361,483
SiteOne Landscape Supply, Inc.*	60,432	4,552,947
Systemax, Inc.	17,666	581,918
Textainer Group Holdings Ltd.*	41,937	536,794
Titan Machinery, Inc.*	27,733	429,446
Triton International Ltd.	79,529	2,645,930
Veritiv Corp.*	17,334	630,958
Willis Lease Finance Corp.*	6,061	209,165

		44,688,895

Total Industrials		515,492,350

Information Technology (12.7%)
Communications Equipment (1.4%)
Acacia Communications, Inc.*	41,571	1,719,792
ADTRAN, Inc.	72,406	1,277,966
Aerohive Networks, Inc.*	50,768	209,164
Applied Optoelectronics, Inc.(x)*	27,832	686,337
CalAmp Corp.*	52,874	1,266,861
Calix, Inc.*	68,760	556,956
Casa Systems, Inc.*	39,209	578,333
Ciena Corp.*	215,336	6,727,097
Clearfield, Inc.*	16,760	225,422
Comtech Telecommunications Corp.	35,115	1,273,621
DASAN Zhone Solutions, Inc.(x)*	8,107	115,038
Digi International, Inc.*	40,250	541,363
Extreme Networks, Inc.*	174,280	955,054
Finisar Corp.*	174,583	3,325,806
Harmonic, Inc.*	120,802	664,411
Infinera Corp.*	226,348	1,652,340
InterDigital, Inc.	52,681	4,214,480
KVH Industries, Inc.*	26,580	348,198
Lumentum Holdings, Inc.(x)*	93,907	5,629,725
NETGEAR, Inc.*	46,383	2,915,172
NetScout Systems, Inc.*	115,848	2,925,162
Oclaro, Inc.*	258,789	2,313,574
Plantronics, Inc.	50,349	3,036,045
Quantenna Communications, Inc.*	50,564	932,906
Ribbon Communications, Inc.*	75,234	513,848
ViaSat, Inc.(x)*	83,053	5,311,239
Viavi Solutions, Inc.*	345,182	3,914,364

		53,830,274

Electronic Equipment, Instruments & Components (2.1%)
Anixter International, Inc.*	43,762	3,076,469
Arlo Technologies, Inc.(x)*	16,753	243,086
AVX Corp.	69,218	1,249,385
Badger Meter, Inc.	43,389	2,297,448
Bel Fuse, Inc., Class B	13,809	365,939
Belden, Inc.	60,395	4,312,806
Benchmark Electronics, Inc.	68,977	1,614,062
Control4 Corp.*	39,688	1,362,489
CTS Corp.	50,044	1,716,509
Daktronics, Inc.	58,344	457,417
Electro Scientific Industries, Inc.*	46,222	806,574
ePlus, Inc.*	19,965	1,850,756
Fabrinet*	53,588	2,478,981
FARO Technologies, Inc.*	24,793	1,595,430
Fitbit, Inc., Class A*	313,659	1,678,076
II-VI, Inc.*	93,787	4,436,124
Insight Enterprises, Inc.*	52,627	2,846,594
Iteris, Inc.*	34,075	183,324
Itron, Inc.*	50,526	3,243,769
KEMET Corp.*	84,457	1,566,677
Kimball Electronics, Inc.*	39,901	784,055
Knowles Corp.*	133,521	2,219,119
Maxwell Technologies, Inc.(x)*	53,698	187,406
Mesa Laboratories, Inc.	4,836	897,658
Methode Electronics, Inc.	53,174	1,924,899
MTS Systems Corp.	27,051	1,481,042
Napco Security Technologies, Inc.*	16,633	248,663
nLight, Inc.(x)*	10,571	234,782
Novanta, Inc.*	49,661	3,396,812
OSI Systems, Inc.*	25,589	1,952,697
PAR Technology Corp.*	16,815	373,629
Park Electrochemical Corp.	27,413	534,279
PC Connection, Inc.	16,489	641,257
Plexus Corp.*	48,202	2,820,299
Rogers Corp.*	27,879	4,107,134
Sanmina Corp.*	101,335	2,796,846
ScanSource, Inc.*	38,862	1,550,594
SYNNEX Corp.	44,953	3,807,519
Tech Data Corp.*	58,000	4,151,060
TTM Technologies, Inc.*	139,536	2,220,018
Vishay Intertechnology, Inc.	201,162	4,093,647
Vishay Precision Group, Inc.*	16,130	603,262

		78,408,592

IT Services (2.0%)
Acxiom Holdings, Inc.*	115,232	5,693,613
Brightcove, Inc.*	53,064	445,738
CACI International, Inc., Class A*	37,249	6,859,402
Carbonite, Inc.*	46,890	1,671,629
Cardtronics plc, Class A*	60,404	1,911,183
Cass Information Systems, Inc.	17,810	1,159,787
ConvergeOne Holdings, Inc.	36,896	343,502
Convergys Corp.	138,875	3,296,893
CSG Systems International, Inc.	50,490	2,026,669
Endurance International Group Holdings, Inc.*	106,575	937,860
Everi Holdings, Inc.*	96,111	881,338
Evertec, Inc.	90,453	2,179,917
Evo Payments, Inc., Class A*	22,629	540,833
Exela Technologies, Inc.(x)*	70,007	499,150
ExlService Holdings, Inc.*	50,573	3,347,933
GTT Communications, Inc.(x)*	63,503	2,756,030

See Notes to Portfolio of Investments.

14

EQ ADVISORS TRUST

AXA 2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Hackett Group, Inc. (The)	36,572	$736,926
I3 Verticals, Inc., Class A*	10,076	231,546
Information Services Group, Inc.*	58,102	277,728
Internap Corp.(x)*	29,704	375,162
Limelight Networks, Inc.*	162,664	816,573
ManTech International Corp., Class A	40,156	2,541,875
MAXIMUS, Inc.	95,833	6,234,894
MoneyGram International, Inc.*	43,712	233,859
NIC, Inc.	97,410	1,441,668
Perficient, Inc.*	50,751	1,352,514
Perspecta, Inc.	217,837	5,602,768
PFSweb, Inc.*	22,066	163,288
Presidio, Inc.*	46,091	702,888
PRGX Global, Inc.*	29,160	253,692
Science Applications International Corp.	63,408	5,110,685
ServiceSource International, Inc.*	112,615	320,953
Sykes Enterprises, Inc.*	59,520	1,814,765
Syntel, Inc.*	53,902	2,208,904
Travelport Worldwide Ltd.	187,883	3,169,586
TTEC Holdings, Inc.	21,676	561,408
Tucows, Inc., Class A(x)*	14,653	816,905
Unisys Corp.(x)*	74,867	1,527,287
Virtusa Corp.*	42,699	2,293,363
Web.com Group, Inc.*	61,328	1,711,051

		75,051,765

Semiconductors & Semiconductor Equipment (2.2%)
ACM Research, Inc., Class A(x)*	12,055	133,449
Adesto Technologies Corp.(x)*	27,010	160,710
Advanced Energy Industries, Inc.*	59,007	3,047,712
Alpha & Omega Semiconductor Ltd.*	27,735	322,558
Ambarella, Inc.(x)*	49,284	1,906,305
Amkor Technology, Inc.*	152,287	1,125,401
Aquantia Corp.(x)*	32,029	409,651
Axcelis Technologies, Inc.*	49,171	966,210
AXT, Inc.*	55,535	397,075
Brooks Automation, Inc.	103,886	3,639,127
Cabot Microelectronics Corp.	38,723	3,995,052
CEVA, Inc.*	32,807	943,201
Cirrus Logic, Inc.*	91,362	3,526,573
Cohu, Inc.	41,754	1,048,025
Cree, Inc.*	150,744	5,708,675
Diodes, Inc.*	60,468	2,012,980
Entegris, Inc.	212,501	6,151,903
FormFactor, Inc.*	108,886	1,497,183
Ichor Holdings Ltd.(x)*	35,408	723,031
Impinj, Inc.(x)*	24,308	603,325
Inphi Corp.(x)*	65,923	2,503,756
Integrated Device Technology, Inc.*	194,614	9,148,803
Kopin Corp.(x)*	87,727	212,299
Lattice Semiconductor Corp.*	173,529	1,388,232
MACOM Technology Solutions Holdings, Inc.(x)*	68,793	1,417,136
MaxLinear, Inc.*	95,493	1,898,401
Nanometrics, Inc.*	34,302	1,287,011
NeoPhotonics Corp.(x)*	57,156	474,395
NVE Corp.	7,047	746,136
PDF Solutions, Inc.*	41,938	378,700
Photronics, Inc.*	103,562	1,020,086
Power Integrations, Inc.	43,294	2,736,181
Rambus, Inc.*	161,610	1,763,165
Rudolph Technologies, Inc.*	47,718	1,166,705
Semtech Corp.*	98,700	5,487,720
Silicon Laboratories, Inc.*	64,365	5,908,707
SMART Global Holdings, Inc.*	15,761	452,971
SunPower Corp.(x)*	89,363	652,350
Synaptics, Inc.*	52,281	2,385,059
Ultra Clean Holdings, Inc.*	59,977	752,711
Veeco Instruments, Inc.*	71,390	731,748
Xcerra Corp.*	81,117	1,157,540
Xperi Corp.	73,762	1,095,366

		83,083,324

Software (4.7%)
8x8, Inc.*	137,817	2,928,611
A10 Networks, Inc.*	73,956	449,652
ACI Worldwide, Inc.*	173,919	4,894,081
Agilysys, Inc.*	25,274	411,966
Alarm.com Holdings, Inc.*	46,707	2,680,982
Altair Engineering, Inc., Class A*	45,130	1,960,899
Alteryx, Inc., Class A(x)*	43,958	2,514,837
Amber Road, Inc.*	35,693	343,367
American Software, Inc., Class A	42,914	520,547
Appfolio, Inc., Class A*	22,342	1,751,613
Apptio, Inc., Class A*	51,029	1,886,032
Asure Software, Inc.(x)*	14,850	184,437
Avalara, Inc.*	12,462	435,298
Avaya Holdings Corp.*	158,744	3,514,592
Benefitfocus, Inc.(x)*	33,328	1,348,118
Blackbaud, Inc.	72,450	7,352,225
Blackline, Inc.*	53,958	3,047,008
Bottomline Technologies DE, Inc.*	59,997	4,362,382
Box, Inc., Class A*	185,201	4,428,156
Carbon Black, Inc.(x)*	12,157	257,485
ChannelAdvisor Corp.*	38,988	485,401
Cision Ltd.*	79,939	1,342,975
Cloudera, Inc.*	156,851	2,768,420
CommVault Systems, Inc.*	58,638	4,104,660
Cornerstone OnDemand, Inc.*	80,998	4,596,637
Coupa Software, Inc.*	80,556	6,371,979
Digimarc Corp.*	17,738	557,860
Ebix, Inc.(x)	36,497	2,888,738
eGain Corp.*	26,519	214,804
Ellie Mae, Inc.*	51,162	4,848,623
Envestnet, Inc.*	66,002	4,022,822
Everbridge, Inc.*	39,689	2,287,674
Five9, Inc.*	86,015	3,757,995
ForeScout Technologies, Inc.*	43,673	1,649,092
Fusion Connect, Inc.(x)*	31,205	80,197
Glu Mobile, Inc.*	162,609	1,211,437
Hortonworks, Inc.*	104,098	2,374,475
HubSpot, Inc.*	54,519	8,229,642
Imperva, Inc.*	53,040	2,463,708
Instructure, Inc.*	47,405	1,678,137
j2 Global, Inc.	71,179	5,897,179
LivePerson, Inc.*	85,507	2,218,907
Majesco*	11,912	89,936
MicroStrategy, Inc., Class A*	14,401	2,025,069
MINDBODY, Inc., Class A*	64,762	2,632,575
Mitek Systems, Inc.*	49,503	348,996
MobileIron, Inc.*	107,618	570,375
Model N, Inc.*	36,983	586,181
Monotype Imaging Holdings, Inc.	62,736	1,267,267
New Relic, Inc.*	67,171	6,329,522
NextGen Healthcare Information Systems LLC*	78,969	1,585,698
OneSpan, Inc.*	47,902	912,533
Park City Group, Inc.*	22,715	229,422
Paylocity Holding Corp.*	43,958	3,530,707
Progress Software Corp.	68,062	2,401,908
PROS Holdings, Inc.*	46,334	1,622,617
Q2 Holdings, Inc.*	55,538	3,362,826
QAD, Inc., Class A	15,550	880,907

See Notes to Portfolio of Investments.

15

EQ ADVISORS TRUST

AXA 2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
QAD, Inc., Class B	249	$10,334
Qualys, Inc.*	50,401	4,490,729
Rapid7, Inc.*	54,592	2,015,537
Rimini Street, Inc.(x)*	12,405	78,276
SailPoint Technologies Holding, Inc.*	79,470	2,703,569
SecureWorks Corp., Class A(x)*	14,823	217,157
SendGrid, Inc.*	43,172	1,588,298
ShotSpotter, Inc.(x)*	10,891	667,509
SPS Commerce, Inc.*	25,490	2,529,628
Telaria, Inc.*	65,206	247,131
Telenav, Inc.*	46,275	233,689
Tenable Holdings, Inc.*	18,602	723,246
TiVo Corp.	179,433	2,233,941
Trade Desk, Inc. (The), Class A(x)*	48,738	7,355,051
Upland Software, Inc.*	23,645	763,970
Varonis Systems, Inc.*	42,078	3,082,214
Verint Systems, Inc.*	96,636	4,841,464
Veritone, Inc.(x)*	10,826	112,915
VirnetX Holding Corp.(x)*	77,376	359,798
Workiva, Inc.*	41,894	1,654,813
Yext, Inc.*	122,814	2,910,692
Zix Corp.*	76,929	426,956
Zscaler, Inc.(x)*	21,004	856,543

		177,803,649

Technology Hardware, Storage & Peripherals (0.3%)
3D Systems Corp.(x)*	165,833	3,134,243
Avid Technology, Inc.*	38,865	230,469
Cray, Inc.*	61,821	1,329,152
Diebold Nixdorf, Inc.(x)	114,389	514,751
Eastman Kodak Co.(x)*	24,214	75,063
Electronics For Imaging, Inc.*	67,421	2,297,707
Immersion Corp.*	38,922	411,406
Stratasys Ltd.*	75,626	1,747,717
USA Technologies, Inc.*	78,454	564,869

		10,305,377

Total Information Technology		478,482,981

Materials (3.8%)
Chemicals (1.9%)
Advanced Emissions Solutions, Inc.	6,374	76,233
AdvanSix, Inc.*	45,152	1,532,910
AgroFresh Solutions, Inc.*	47,501	295,931
American Vanguard Corp.	42,666	767,988
Balchem Corp.	48,534	5,440,176
Chase Corp.	10,921	1,312,158
Ferro Corp.*	126,015	2,926,068
Flotek Industries, Inc.*	86,180	206,832
FutureFuel Corp.	39,460	731,588
GCP Applied Technologies, Inc.*	106,694	2,832,726
Hawkins, Inc.	14,456	599,201
HB Fuller Co.	75,455	3,898,760
Ingevity Corp.*	64,256	6,546,402
Innophos Holdings, Inc.	29,589	1,313,752
Innospec, Inc.	36,188	2,777,429
Intrepid Potash, Inc.*	138,315	496,551
KMG Chemicals, Inc.	22,262	1,682,117
Koppers Holdings, Inc.*	31,579	983,686
Kraton Corp.*	47,141	2,222,698
Kronos Worldwide, Inc.	34,768	564,980
LSB Industries, Inc.*	32,279	315,689
Marrone Bio Innovations, Inc.(x)*	79,345	145,201
Minerals Technologies, Inc.	52,423	3,543,795
OMNOVA Solutions, Inc.*	65,164	641,865
PolyOne Corp.	119,542	5,226,376
PQ Group Holdings, Inc.*	55,294	965,986
Quaker Chemical Corp.	19,463	3,935,613
Rayonier Advanced Materials, Inc.	74,896	1,380,333
Sensient Technologies Corp.	64,289	4,918,751
Stepan Co.	30,276	2,634,315
Trecora Resources*	32,064	448,896
Tredegar Corp.	38,058	823,956
Trinseo SA	63,909	5,004,075
Tronox Ltd., Class A	142,060	1,697,617
Valhi, Inc.	38,926	88,751

		68,979,405

Construction Materials (0.1%)
Forterra, Inc.(x)*	30,385	226,672
Summit Materials, Inc., Class A(x)*	170,097	3,092,363
United States Lime & Minerals, Inc.	3,143	248,140
US Concrete, Inc.(x)*	24,443	1,120,712

		4,687,887

Containers & Packaging (0.1%)
Greif, Inc., Class A	38,658	2,074,389
Greif, Inc., Class B	8,783	506,340
Myers Industries, Inc.	52,129	1,211,999
UFP Technologies, Inc.*	10,667	392,012

		4,184,740

Metals & Mining (1.2%)
AK Steel Holding Corp.(x)*	479,168	2,347,923
Allegheny Technologies, Inc.*	188,543	5,571,447
Carpenter Technology Corp.	69,311	4,085,883
Century Aluminum Co.*	75,084	898,755
Cleveland-Cliffs, Inc.*	444,930	5,632,815
Coeur Mining, Inc.*	284,001	1,513,725
Commercial Metals Co.	171,070	3,510,356
Compass Minerals International, Inc.	50,932	3,422,630
Gold Resource Corp.	86,099	442,549
Haynes International, Inc.	19,474	691,327
Hecla Mining Co.	656,792	1,832,450
Kaiser Aluminum Corp.	24,923	2,718,102
Materion Corp.	30,436	1,841,378
Olympic Steel, Inc.	14,860	310,128
Ramaco Resources, Inc.*	8,337	62,194
Ryerson Holding Corp.*	27,264	308,083
Schnitzer Steel Industries, Inc., Class A	40,513	1,095,877
SunCoke Energy, Inc.*	98,732	1,147,266
Synalloy Corp.	11,453	261,701
Tahoe Resources, Inc.*	471,329	1,315,008
TimkenSteel Corp.*	61,277	911,189
Universal Stainless & Alloy Products, Inc.*	10,224	260,814
Warrior Met Coal, Inc.	64,134	1,734,183
Worthington Industries, Inc.	61,901	2,684,027

		44,599,810

Paper & Forest Products (0.5%)
Boise Cascade Co.	58,738	2,161,558
Clearwater Paper Corp.*	25,137	746,569
KapStone Paper and Packaging Corp.	131,273	4,451,467
Louisiana-Pacific Corp.	215,168	5,699,801
Neenah, Inc.	25,005	2,157,932
PH Glatfelter Co.	65,760	1,256,674
Schweitzer-Mauduit International, Inc.	46,419	1,778,312
Verso Corp., Class A*	51,841	1,745,486

		19,997,799

Total Materials		142,449,641

Real Estate (6.2%)
Equity Real Estate Investment Trusts (REITs) (5.7%)
Acadia Realty Trust (REIT)	121,051	3,393,060
Agree Realty Corp. (REIT)	45,706	2,427,903
Alexander & Baldwin, Inc. (REIT)	104,254	2,365,523
Alexander’s, Inc. (REIT)	3,321	1,140,099

See Notes to Portfolio of Investments.

16

EQ ADVISORS TRUST

AXA 2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
American Assets Trust, Inc. (REIT)	58,369	$2,176,580
Americold Realty Trust (REIT)	129,377	3,237,013
Armada Hoffler Properties, Inc. (REIT)	69,620	1,051,958
Ashford Hospitality Trust, Inc. (REIT)	130,341	832,879
Bluerock Residential Growth REIT, Inc. (REIT)	38,695	379,211
Braemar Hotels & Resorts, Inc. (REIT)	45,636	537,136
BRT Apartments Corp. (REIT)	11,917	143,481
CareTrust REIT, Inc. (REIT)	110,099	1,949,853
CatchMark Timber Trust, Inc. (REIT), Class A	74,029	846,151
CBL & Associates Properties, Inc. (REIT)(x)	252,717	1,008,341
Cedar Realty Trust, Inc. (REIT)	133,406	621,672
Chatham Lodging Trust (REIT)	69,663	1,455,260
Chesapeake Lodging Trust (REIT)	90,399	2,899,096
City Office REIT, Inc. (REIT)	55,058	694,832
Clipper Realty, Inc. (REIT)	22,174	300,014
Community Healthcare Trust, Inc. (REIT)	26,614	824,502
CoreCivic, Inc. (REIT)	177,681	4,322,979
CorEnergy Infrastructure Trust, Inc. (REIT)(x)	19,624	737,470
CorePoint Lodging, Inc. (REIT)	62,289	1,211,521
Cousins Properties, Inc. (REIT)	635,916	5,653,293
DiamondRock Hospitality Co. (REIT)	304,381	3,552,126
Easterly Government Properties, Inc. (REIT)	87,064	1,686,430
EastGroup Properties, Inc. (REIT)	52,858	5,054,282
Farmland Partners, Inc. (REIT)(x)	50,316	337,117
First Industrial Realty Trust, Inc. (REIT)	186,414	5,853,401
Four Corners Property Trust, Inc. (REIT)	100,719	2,587,471
Franklin Street Properties Corp. (REIT)	154,657	1,235,709
Front Yard Residential Corp. (REIT)	72,093	782,209
GEO Group, Inc. (The) (REIT)	180,046	4,529,957
Getty Realty Corp. (REIT)	49,131	1,403,181
Gladstone Commercial Corp. (REIT)	43,407	831,244
Gladstone Land Corp. (REIT)(x)	19,053	235,114
Global Medical REIT, Inc. (REIT)	30,179	284,286
Global Net Lease, Inc. (REIT)	103,947	2,167,295
Government Properties Income Trust (REIT)	132,912	1,500,576
Gramercy Property Trust (REIT)	240,098	6,588,290
Healthcare Realty Trust, Inc. (REIT)	188,053	5,502,431
Hersha Hospitality Trust (REIT)	55,924	1,267,797
Independence Realty Trust, Inc. (REIT)	134,305	1,414,232
Industrial Logistics Properties Trust (REIT)(x)	31,604	727,208
InfraREIT, Inc. (REIT)	66,904	1,415,020
Innovative Industrial Properties, Inc. (REIT)(x)	9,616	463,876
Investors Real Estate Trust (REIT)	185,766	1,110,881
iStar, Inc. (REIT)(x)	98,495	1,100,189
Jernigan Capital, Inc. (REIT)	24,220	467,204
Kite Realty Group Trust (REIT)	125,042	2,081,949
LaSalle Hotel Properties (REIT)	165,380	5,720,494
Lexington Realty Trust (REIT)	322,662	2,678,095
LTC Properties, Inc. (REIT)	60,326	2,660,980
Mack-Cali Realty Corp. (REIT)	135,020	2,870,525
MedEquities Realty Trust, Inc. (REIT)	44,199	429,614
Monmouth Real Estate Investment Corp. (REIT)	115,502	1,931,193
National Health Investors, Inc. (REIT)	61,622	4,658,007
National Storage Affiliates Trust (REIT)	83,483	2,123,808
New Senior Investment Group, Inc. (REIT)	114,781	677,208
NexPoint Residential Trust, Inc. (REIT)	26,206	870,039
NorthStar Realty Europe Corp. (REIT)	66,455	941,003
One Liberty Properties, Inc. (REIT)	22,738	631,662
Pebblebrook Hotel Trust (REIT)(x)	101,790	3,702,102
Pennsylvania REIT (REIT)(x)	103,290	977,123
Physicians Realty Trust (REIT)	274,974	4,636,062
Piedmont Office Realty Trust, Inc. (REIT), Class A	193,723	3,667,176
PotlatchDeltic Corp. (REIT)	93,384	3,824,075
Preferred Apartment Communities, Inc. (REIT), Class A	61,280	1,077,302
PS Business Parks, Inc. (REIT)	29,593	3,760,974
QTS Realty Trust, Inc. (REIT), Class A	77,363	3,301,079
Ramco-Gershenson Properties Trust (REIT)	118,008	1,604,909
Retail Opportunity Investments Corp. (REIT)	169,475	3,164,098
Rexford Industrial Realty, Inc. (REIT)	135,214	4,321,439
RLJ Lodging Trust (REIT)	260,808	5,745,600
Ryman Hospitality Properties, Inc. (REIT)	67,861	5,847,583
Sabra Health Care REIT, Inc. (REIT)	267,643	6,187,907
Safety Income & Growth, Inc. (REIT)	13,379	250,589
Saul Centers, Inc. (REIT)	18,563	1,039,528
Select Income REIT (REIT)	97,459	2,138,250
Seritage Growth Properties (REIT), Class A(x)	48,874	2,321,026
Spirit MTA REIT (REIT)	64,428	742,211
STAG Industrial, Inc. (REIT)	154,288	4,242,920
Summit Hotel Properties, Inc. (REIT)	156,243	2,113,968
Sunstone Hotel Investors, Inc. (REIT)	342,607	5,605,051
Tanger Factory Outlet Centers, Inc. (REIT)(x)	139,332	3,187,916
Terreno Realty Corp. (REIT)	85,006	3,204,726
Tier REIT, Inc. (REIT)	74,071	1,785,111
UMH Properties, Inc. (REIT)	49,669	776,823
Universal Health Realty Income Trust (REIT)	19,601	1,458,510
Urban Edge Properties (REIT)	166,262	3,671,065
Urstadt Biddle Properties, Inc. (REIT), Class A	44,712	951,918
Washington Prime Group, Inc. (REIT)	277,417	2,025,144
Washington REIT (REIT)	120,666	3,698,413
Whitestone REIT (REIT)	57,056	791,937
Xenia Hotels & Resorts, Inc. (REIT)	167,061	3,959,346

		216,363,811

Real Estate Management & Development (0.5%)
Altisource Portfolio Solutions SA(x)*	15,080	486,028
American Realty Investors, Inc.(x)*	4,332	73,297

See Notes to Portfolio of Investments.

17

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AXA 2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Consolidated-Tomoka Land Co.	6,137	$382,212
Cushman & Wakefield plc*	64,140	1,089,739
Essential Properties Realty Trust, Inc. (REIT)(x)	49,486	702,206
Forestar Group, Inc.(x)*	15,867	336,380
FRP Holdings, Inc.*	10,015	621,932
Griffin Industrial Realty, Inc.	1,853	72,267
HFF, Inc., Class A	56,295	2,391,412
Kennedy-Wilson Holdings, Inc.	187,110	4,022,866
Marcus & Millichap, Inc.*	29,528	1,024,917
Maui Land & Pineapple Co., Inc.*	10,163	130,086
Newmark Group, Inc., Class A	33,062	369,964
RE/MAX Holdings, Inc., Class A	27,363	1,213,549
Redfin Corp.(x)*	118,194	2,210,228
RMR Group, Inc. (The), Class A	10,745	997,136
St Joe Co. (The)*	51,400	863,520
Stratus Properties, Inc.*	8,353	255,602
Tejon Ranch Co.*	31,578	685,558
Transcontinental Realty Investors, Inc.*	2,233	71,210
Trinity Place Holdings, Inc.*	24,925	151,793

		18,151,902

Total Real Estate		234,515,713

Utilities (2.8%)
Electric Utilities (0.9%)
ALLETE, Inc.	77,955	5,847,405
El Paso Electric Co.	60,222	3,444,698
IDACORP, Inc.	76,187	7,560,036
MGE Energy, Inc.	52,583	3,357,425
Otter Tail Corp.	59,512	2,850,625
PNM Resources, Inc.	119,370	4,709,147
Portland General Electric Co.	135,740	6,191,101
Spark Energy, Inc., Class A(x)	17,709	146,099

		34,106,536

Gas Utilities (0.9%)
Chesapeake Utilities Corp.	23,767	1,994,051
New Jersey Resources Corp.	130,888	6,033,937
Northwest Natural Gas Co.	42,866	2,867,735
ONE Gas, Inc.	78,142	6,429,524
RGC Resources, Inc.(x)	11,377	303,880
South Jersey Industries, Inc.	128,390	4,528,315
Southwest Gas Holdings, Inc.	73,306	5,793,373
Spire, Inc.	74,830	5,503,747

		33,454,562

Independent Power and Renewable Electricity Producers (0.3%)
Atlantic Power Corp.(x)*	170,447	374,983
Clearway Energy, Inc., Class A	54,946	1,046,172
Clearway Energy, Inc., Class C	97,116	1,869,483
Ormat Technologies, Inc.	60,012	3,247,249
Pattern Energy Group, Inc., Class A	120,185	2,388,076
TerraForm Power, Inc., Class A	110,861	1,280,445

		10,206,408

Multi-Utilities (0.4%)
Avista Corp.	98,065	4,958,165
Black Hills Corp.	80,231	4,660,619
NorthWestern Corp.	76,145	4,466,666
Unitil Corp.	21,975	1,118,528

		15,203,978

Water Utilities (0.3%)
American States Water Co.	54,848	3,353,406
AquaVenture Holdings Ltd.*	16,925	305,835
Artesian Resources Corp., Class A	11,797	433,894
Cadiz, Inc.(x)*	30,993	345,572
California Water Service Group	73,689	3,161,258
Connecticut Water Service, Inc.	18,180	1,261,147
Consolidated Water Co. Ltd.	20,612	285,476
Global Water Resources, Inc.	16,448	174,184
Middlesex Water Co.	24,655	1,193,795
Pure Cycle Corp.*	22,814	263,502
SJW Group	26,220	1,603,353
York Water Co. (The)	18,818	572,067

		12,953,489

Total Utilities		105,924,973

Total Common Stocks (90.8%) (Cost $2,560,750,574)		3,411,679,241

	Number of Rights	Value (Note 1)
RIGHTS:
Consumer Staples (0.0%)
Food Products (0.0%)
Schuman, Inc., CVR(r)*	40,667	61,001

Total Consumer Staples		61,001

Health Care (0.0%)
Pharmaceuticals (0.0%)
Omthera Pharmaceuticals, Inc., CVR(r)*	4,193	—

Total Health Care		—

Total Rights (0.0%) (Cost $—)		61,001

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Company (4.5%)
JPMorgan Prime Money Market Fund, IM Shares	169,582,996	169,633,870

	Principal Amount	Value (Note 1)
Repurchase Agreements (6.4%)
Citigroup Global Markets, Inc., 2.44%, dated 9/28/18, due 10/5/18, repurchase price $20,009,489, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 1.625%-2.250%, maturing 11/30/19-11/15/27; total market value $21,085,721.(xx)	$20,000,000	20,000,000
Deutsche Bank Securities, Inc., 2.26%, dated 9/28/18, due 10/1/18, repurchase price $4,437,535, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 5/15/19-8/15/47; total market value $4,525,433.(xx)	4,436,700	4,436,700
HSBC Securities, Inc., 2.18%, dated 9/25/18, due 10/2/18, repurchase price $10,002,422, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 2/15/33-2/15/43; total market value $10,203,708.(xx)	10,000,000	10,000,000

See Notes to Portfolio of Investments.

18

EQ ADVISORS TRUST

AXA 2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

	Principal Amount	Value (Note 1)
ING Bank NV, 2.42%, dated 9/28/18, due 10/1/18, repurchase price $2,900,585, collateralized by various Common Stocks; total market value $3,222,613.(xx)	$2,900,000	$2,900,000
Natwest Markets Securities, Inc., 2.14%, dated 9/25/18, due 10/2/18, repurchase price $15,003,567, collateralized by various U.S. Government Treasury Securities, ranging from 1.375%-2.125%, maturing 10/31/20-11/15/26; total market value $15,305,457.(xx)	15,000,000	15,000,000
Natwest Markets Securities, Inc., 2.19%, dated 9/28/18, due 10/5/18, repurchase price $3,001,278, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-3.375%, maturing 2/15/19-5/15/44; total market value $3,060,560.(xx)	3,000,000	3,000,000
Natwest Markets Securities, Inc., 2.25%, dated 9/28/18, due 10/1/18, repurchase price $5,000,938, collateralized by various U.S. Government Treasury Securities, ranging from 1.375%-2.875%, maturing 5/31/19-11/15/26; total market value $5,100,958.(xx)	5,000,000	5,000,000
NBC Global Finance Ltd., 2.37%, dated 9/28/18, due 10/5/18, repurchase price $15,276,537, collateralized by various Common Stocks; total market value $16,991,047.(xx)	15,269,500	15,269,500
Societe Generale SA, 2.19%, dated 9/28/18, due 10/5/18, repurchase price $37,515,969, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.125%, maturing 11/8/18-11/15/45; total market value $38,250,000.(xx)	37,500,000	37,500,000
Societe Generale SA, 2.19%, dated 9/28/18, due 10/5/18, repurchase price $24,010,220, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-3.875%, maturing 11/8/18-8/15/45; total market value $24,480,016.(xx)	24,000,000	24,000,000
Societe Generale SA, 2.34%, dated 9/28/18, due 10/5/18, repurchase price $35,015,925, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.000%-4.250%, maturing 2/7/19-2/15/47; total market value $38,872,694.(xx)	35,000,000	35,000,000
Societe Generale SA, 2.34%, dated 9/28/18, due 10/5/18, repurchase price $25,011,375, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.000%-4.250%, maturing 2/7/19-2/15/47; total market value $27,766,210.(xx)	25,000,000	25,000,000
Societe Generale SA, 2.31%, dated 9/28/18, due 10/1/18, repurchase price $22,004,235, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.000%-4.250%, maturing 2/7/19-2/15/47; total market value $24,434,265.(xx)	22,000,000	22,000,000
Societe Generale SA, 2.34%, dated 9/28/18, due 10/5/18, repurchase price $22,010,010, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.000%-4.250%, maturing 2/7/19-2/15/47; total market value $24,434,265.(xx)	22,000,000	22,000,000

Total Repurchase Agreements		241,106,200

Total Short-Term Investments (10.9%) (Cost $410,732,245)		410,740,070

Total Investments in Securities (101.7%) (Cost $2,971,482,819)		3,822,480,312
Other Assets Less Liabilities (-1.7%)		(64,133,817)

Net Assets (100%)		$3,758,346,495

See Notes to Portfolio of Investments.

19

EQ ADVISORS TRUST

AXA 2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

*	Non-income producing.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At September 30, 2018, the market value of these securities amounted to $144,204 or 0.0% of net assets.

(r)	Value determined using significant unobservable inputs.

(x)	All or a portion of security is on loan at September 30, 2018.

(xx)

At September 30, 2018, the Portfolio had loaned securities with a total value of $254,013,464. This was secured by cash collateral of $241,106,200 which was subsequently invested in joint repurchase agreements with a total value of $241,106,200, for which the Portfolio has a proportionate interest as reported in the Portfolio of Investments as Repurchase Agreements, and $20,051,724 collateralized by various U.S. Government Treasury Securities, ranging from 0.000% - 8.750%, maturing 10/4/18-2/15/48.

Glossary:

CVR — Contingent Value Right

USD — United States Dollar

See Notes to Portfolio of Investments.

20

EQ ADVISORS TRUST

AXA 2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

Investments in companies which were affiliates for nine months ended September 30, 2018, were as follows:

Security Description	Shares at September 30, 2018	Market Value December 31, 2017 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value September 30, 2018 ($)	Dividend/Interest Income ($)	Capital Gain Distributions ($)
PennyMac Financial Services, Inc., Class A	12,395	277,028	—	—	—	(17,972)	259,056	4,958	—
PennyMac Mortgage Investment Trust (REIT)	90,366	1,603,883	—	(167,326)	12,568	379,883	1,829,008	84,944	—

Total		1,880,911	—	(167,326)	12,568	361,911	2,088,064	89,902	—

Futures contracts outstanding as of September 30, 2018 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Russell 2000 E-Mini Index	4,088	12/2018	USD	347,643,520	(3,754,520)

					(3,754,520)

See Notes to Portfolio of Investments.

21

EQ ADVISORS TRUST

AXA 2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2018:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Communication Services	$107,966,238	$—	$—		$107,966,238
Consumer Discretionary	420,101,535	—	—		420,101,535
Consumer Staples	90,428,047	—	—		90,428,047
Energy	164,599,589	—	—		164,599,589
Financials	593,159,761	—	—		593,159,761
Health Care	558,558,413	—	—		558,558,413
Industrials	515,492,350	—	—		515,492,350
Information Technology	478,482,981	—	—		478,482,981
Materials	142,449,641	—	—		142,449,641
Real Estate	234,443,446	72,267	—		234,515,713
Utilities	105,924,973	—	—		105,924,973
Rights
Consumer Staples	—	—	61,001		61,001
Health Care	—	—	—	(a)	— (a)
Short-Term Investments
Investment Company	169,633,870	—	—		169,633,870
Repurchase Agreements	—	241,106,200	—		241,106,200

Total Assets	$3,581,240,844	$241,178,467	$61,001		$3,822,480,312

Liabilities:
Futures	$(3,754,520)	$—	$—		$(3,754,520)

Total Liabilities	$(3,754,520)	$—	$—		$(3,754,520)

Total	$3,577,486,324	$241,178,467	$61,001		$3,818,725,792

(a)	Value is zero.

There were no transfers between Levels 1, 2 or 3 during the nine months ended September 30, 2018.

As of September 30, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,090,371,606
Aggregate gross unrealized depreciation	(244,243,674)

Net unrealized appreciation	$846,127,932

Federal income tax cost of investments in securities and derivative instruments, if applicable	$2,972,597,860

See Notes to Portfolio of Investments.

22

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AXA INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Australia (6.7%)
AGL Energy Ltd.	89,347	$1,259,397
Alumina Ltd.	366,195	733,230
Amcor Ltd.	153,781	1,520,677
AMP Ltd.	389,595	898,364
APA Group	169,404	1,222,088
Aristocrat Leisure Ltd.	78,978	1,623,618
ASX Ltd.	27,121	1,248,017
Aurizon Holdings Ltd.	260,684	774,470
AusNet Services	286,920	337,025
Australia & New Zealand Banking Group Ltd.	400,295	8,153,974
Bank of Queensland Ltd.	55,850	444,890
Bendigo & Adelaide Bank Ltd.	68,247	530,323
BHP Billiton Ltd.	439,879	11,011,181
BHP Billiton plc	289,273	6,301,066
BlueScope Steel Ltd.	73,567	902,961
Boral Ltd.	164,889	823,603
Brambles Ltd.	208,100	1,639,633
Caltex Australia Ltd.	37,687	814,537
Challenger Ltd.	75,914	614,594
CIMIC Group Ltd.	14,096	523,322
Coca-Cola Amatil Ltd.	73,077	515,559
Cochlear Ltd.	8,145	1,181,291
Commonwealth Bank of Australia	240,057	12,391,434
Computershare Ltd.	60,811	876,947
Crown Resorts Ltd.	50,305	497,809
CSL Ltd.	61,944	9,004,945
Dexus (REIT)	134,750	1,028,587
Domino’s Pizza Enterprises Ltd.(x)	8,095	311,298
Flight Centre Travel Group Ltd.	6,786	260,764
Fortescue Metals Group Ltd.	202,959	575,099
Goodman Group (REIT)	236,743	1,772,903
GPT Group (The) (REIT)	234,673	883,790
Harvey Norman Holdings Ltd.(x)	62,440	158,874
Healthscope Ltd.	263,245	399,602
Incitec Pivot Ltd.	250,687	721,212
Insurance Australia Group Ltd.	312,561	1,653,842
LendLease Group	79,971	1,136,486
Macquarie Group Ltd.	44,185	4,025,607
Medibank Pvt Ltd.	390,305	821,004
Mirvac Group (REIT)	531,046	925,119
National Australia Bank Ltd.	372,434	7,486,839
Newcrest Mining Ltd.	105,443	1,479,420
Oil Search Ltd.	191,751	1,251,623
Orica Ltd.	55,396	681,932
Origin Energy Ltd.*	240,848	1,438,041
QBE Insurance Group Ltd.	194,501	1,563,417
Ramsay Health Care Ltd.	19,866	788,802
REA Group Ltd.	6,385	396,601
Rio Tinto Ltd.	57,915	3,297,197
Rio Tinto plc	163,170	8,251,820
Santos Ltd.	268,132	1,407,127
Scentre Group (REIT)	736,622	2,113,895
SEEK Ltd.	45,625	684,665
Sonic Healthcare Ltd.	53,447	962,377
South32 Ltd.	689,956	1,955,040
Stockland (REIT)	317,267	951,746
Suncorp Group Ltd.	172,745	1,805,602
Sydney Airport	144,562	719,982
Tabcorp Holdings Ltd.	248,950	876,374
Telstra Corp. Ltd.	559,296	1,289,676
TPG Telecom Ltd.(x)	44,438	274,322
Transurban Group	348,560	2,826,953
Treasury Wine Estates Ltd.	97,395	1,231,331
Vicinity Centres (REIT)	475,722	900,954
Wesfarmers Ltd.	154,470	5,566,183
Westpac Banking Corp.	466,242	9,413,053
Woodside Petroleum Ltd.	125,991	3,513,581
Woolworths Group Ltd.	176,764	3,587,890

		147,235,585

Austria (0.2%)
ANDRITZ AG	10,219	596,205
Erste Group Bank AG*	40,737	1,692,311
OMV AG	20,436	1,148,160
Raiffeisen Bank International AG	21,548	620,454
voestalpine AG	14,432	660,197

		4,717,327

Belgium (0.9%)
Ageas	26,151	1,406,093
Anheuser-Busch InBev SA/NV	104,359	9,114,108
Colruyt SA(x)	7,775	440,074
Groupe Bruxelles Lambert SA	10,672	1,118,883
KBC Group NV	34,039	2,533,295
Proximus SADP	21,336	509,811
Solvay SA	9,601	1,287,506
Telenet Group Holding NV*	7,997	440,291
UCB SA	16,882	1,517,105
Umicore SA	28,685	1,604,288

		19,971,454

Chile (0.0%)
Antofagasta plc	57,953	645,832

China (0.1%)
BOC Hong Kong Holdings Ltd.	501,500	2,383,107
Minth Group Ltd.	102,000	420,855
Yangzijiang Shipbuilding Holdings Ltd.	239,327	217,085

		3,021,047

Colombia (0.0%)
Millicom International Cellular SA (SDR)	8,613	494,738

Denmark (1.5%)
AP Moller - Maersk A/S, Class A	549	720,130
AP Moller - Maersk A/S, Class B	877	1,231,615
Carlsberg A/S, Class B	15,444	1,852,443
Chr Hansen Holding A/S	12,609	1,279,962
Coloplast A/S, Class B	16,361	1,673,061
Danske Bank A/S	102,462	2,691,205
DSV A/S	26,111	2,374,134
Genmab A/S*	8,389	1,319,169
H Lundbeck A/S	10,070	621,957
ISS A/S	23,423	824,176
Novo Nordisk A/S, Class B	241,917	11,389,824
Novozymes A/S, Class B	30,005	1,647,194
Orsted A/S(m)	25,462	1,729,603
Pandora A/S	14,390	898,633
Tryg A/S	16,553	412,092
Vestas Wind Systems A/S	29,358	1,985,570
William Demant Holding A/S*	15,347	576,806

		33,227,574

Finland (1.0%)
Elisa OYJ	19,364	821,288
Fortum OYJ	61,635	1,545,009
Kone OYJ, Class B	45,777	2,445,935
Metso OYJ	16,145	572,477
Neste OYJ	17,896	1,479,404
Nokia OYJ	774,986	4,298,333
Nokian Renkaat OYJ	14,599	598,171
Orion OYJ, Class B	15,041	569,654
Sampo OYJ, Class A	59,545	3,083,409
Stora Enso OYJ, Class R	76,157	1,456,754
UPM-Kymmene OYJ	73,132	2,869,955

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

AXA INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Wartsila OYJ Abp	60,189	$1,173,326

		20,913,715

France (9.7%)
Accor SA	25,502	1,309,314
Aeroports de Paris	3,797	854,809
Air Liquide SA	58,680	7,719,176
Airbus SE	79,563	9,993,303
Alstom SA(x)	20,437	913,305
Amundi SA(m)	8,389	628,623
Arkema SA	9,589	1,187,924
Atos SE	12,899	1,535,079
AXA SA‡	265,732	7,142,426
BioMerieux	5,748	479,173
BNP Paribas SA	153,941	9,421,027
Bollore SA	124,405	537,318
Bouygues SA	30,211	1,305,897
Bureau Veritas SA	36,673	946,535
Capgemini SE	21,440	2,698,392
Carrefour SA	76,700	1,469,367
Casino Guichard Perrachon SA(x)	7,900	332,221
Cie de Saint-Gobain	69,201	2,984,446
Cie Generale des Etablissements Michelin SCA	23,426	2,800,112
CNP Assurances	22,575	544,134
Covivio (REIT)	5,115	533,005
Credit Agricole SA	155,097	2,230,414
Danone SA	82,676	6,402,598
Dassault Aviation SA	328	607,034
Dassault Systemes SE	17,426	2,604,929
Edenred	30,682	1,169,514
Eiffage SA	10,882	1,214,938
Electricite de France SA	76,663	1,346,270
Engie SA	250,156	3,678,468
Essilor International Cie Generale d’Optique SA	27,937	4,134,001
Eurazeo SA	5,864	461,950
Eutelsat Communications SA	21,889	517,434
Faurecia SA	10,535	634,089
Gecina SA (REIT)	6,728	1,123,300
Getlink	67,519	862,322
Hermes International	4,395	2,911,666
Icade (REIT)	4,568	422,173
Iliad SA(x)	3,852	503,141
Imerys SA	4,701	347,135
Ingenico Group SA	8,315	631,766
Ipsen SA	5,475	920,457
JCDecaux SA	10,542	385,553
Kering SA	10,260	5,499,943
Klepierre SA (REIT)	29,021	1,028,703
Legrand SA	36,078	2,629,751
L’Oreal SA	34,507	8,321,366
LVMH Moet Hennessy Louis Vuitton SE	38,190	13,506,116
Natixis SA	126,647	859,322
Orange SA	273,245	4,357,444
Pernod Ricard SA	29,200	4,790,446
Peugeot SA	79,163	2,135,120
Publicis Groupe SA	27,831	1,663,483
Remy Cointreau SA	2,786	362,932
Renault SA	25,831	2,234,336
Rexel SA	42,926	644,670
Safran SA	44,905	6,292,930
Sanofi	154,578	13,740,436
Schneider Electric SE	76,074	6,120,972
SCOR SE	23,422	1,087,765
SEB SA	3,222	548,416
Societe BIC SA	4,308	394,392
Societe Generale SA	105,121	4,512,216
Sodexo SA	12,123	1,285,648
Suez	44,936	638,597
Teleperformance	8,018	1,512,761
Thales SA	14,421	2,048,567
TOTAL SA	329,978	21,393,474
Ubisoft Entertainment SA*	10,717	1,162,423
Unibail-Rodamco-Westfield (REIT)	20,295	4,081,671
Valeo SA	32,274	1,401,443
Veolia Environnement SA	73,301	1,462,974
Vinci SA	68,910	6,562,252
Vivendi SA	139,097	3,580,423
Wendel SA	3,605	536,592

		214,842,322

Germany (8.4%)
1&1 Drillisch AG	7,358	357,952
adidas AG	25,614	6,271,984
Allianz SE (Registered)	60,520	13,491,215
Axel Springer SE	6,520	438,684
BASF SE	125,796	11,180,544
Bayer AG (Registered)	127,773	11,350,323
Bayerische Motoren Werke AG	44,576	4,021,878
Bayerische Motoren Werke AG (Preference)(q)	7,640	600,528
Beiersdorf AG	13,744	1,550,747
Brenntag AG	20,203	1,246,958
Commerzbank AG*	145,460	1,515,755
Continental AG	14,810	2,578,413
Covestro AG(m)	26,348	2,137,111
Daimler AG (Registered)	129,629	8,179,987
Delivery Hero SE(m)*	12,597	605,798
Deutsche Bank AG (Registered)	278,250	3,175,055
Deutsche Boerse AG	26,432	3,541,496
Deutsche Lufthansa AG (Registered)	32,225	791,698
Deutsche Post AG (Registered)	134,629	4,800,311
Deutsche Telekom AG (Registered)*	456,497	7,359,270
Deutsche Wohnen SE	49,213	2,360,973
E.ON SE	299,869	3,056,870
Evonik Industries AG	23,352	836,431
Fraport AG Frankfurt Airport Services Worldwide	6,127	541,357
Fresenius Medical Care AG & Co. KGaA	29,096	2,992,402
Fresenius SE & Co. KGaA	56,492	4,147,914
FUCHS PETROLUB SE (Preference)(q)	9,525	532,159
GEA Group AG	23,800	847,780
Hannover Rueck SE	8,100	1,144,528
HeidelbergCement AG	20,642	1,613,418
Henkel AG & Co. KGaA	14,646	1,555,083
Henkel AG & Co. KGaA (Preference)(q)	24,207	2,840,065
HOCHTIEF AG	2,894	479,819
HUGO BOSS AG	8,678	668,213
Infineon Technologies AG	156,585	3,557,885
Innogy SE*	19,872	843,296
K+S AG (Registered)	26,827	563,147
KION Group AG	9,955	611,894
LANXESS AG	12,358	905,088
Linde AG	25,154	5,949,069
MAN SE	5,213	566,822
Merck KGaA	17,204	1,777,749
METRO AG	22,340	350,161
MTU Aero Engines AG	7,216	1,626,196
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	20,992	4,649,104

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

AXA INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
OSRAM Licht AG	13,622	$541,850
Porsche Automobil Holding SE (Preference)(q)	20,775	1,399,007
ProSiebenSat.1 Media SE	30,153	783,155
Puma SE	1,136	560,555
RWE AG	72,234	1,782,180
SAP SE	134,607	16,566,258
Sartorius AG (Preference)(q)	4,871	790,635
Schaeffler AG (Preference)(q)	21,595	276,052
Siemens AG (Registered)	104,776	13,422,880
Siemens Healthineers AG(m)*	20,190	887,851
Symrise AG	16,348	1,492,274
Telefonica Deutschland Holding AG	98,865	417,940
thyssenkrupp AG	61,615	1,555,238
TUI AG	60,137	1,154,575
Uniper SE	27,930	859,670
United Internet AG (Registered)	17,040	806,210
Volkswagen AG	4,376	762,621
Volkswagen AG (Preference)(q)	25,282	4,450,016
Vonovia SE	65,088	3,180,003
Wirecard AG	16,110	3,492,133
Zalando SE(m)*	15,745	612,587

		186,006,820

Hong Kong (2.9%)
AIA Group Ltd.	1,653,812	14,767,027
ASM Pacific Technology Ltd.	41,700	424,546
Bank of East Asia Ltd. (The)	174,000	649,026
CK Asset Holdings Ltd.	347,652	2,609,050
CK Hutchison Holdings Ltd.	373,152	4,299,541
CK Infrastructure Holdings Ltd.	83,500	661,314
CLP Holdings Ltd.	222,500	2,604,907
Dairy Farm International Holdings Ltd.	46,300	416,700
Galaxy Entertainment Group Ltd.	324,000	2,054,916
Hang Lung Group Ltd.	126,000	334,783
Hang Lung Properties Ltd.	285,000	557,014
Hang Seng Bank Ltd.	104,200	2,829,833
Henderson Land Development Co. Ltd.	182,023	914,957
HK Electric Investments & HK Electric Investments Ltd.(m)(x)	430,500	434,440
HKT Trust & HKT Ltd.	547,013	751,865
Hong Kong & China Gas Co. Ltd.	1,265,519	2,512,173
Hong Kong Exchanges & Clearing Ltd.	157,558	4,508,357
Hongkong Land Holdings Ltd.	168,400	1,111,440
Hysan Development Co. Ltd.	75,000	378,911
Jardine Matheson Holdings Ltd. (London Stock Exchange)	28,000	1,751,680
Jardine Matheson Holdings Ltd. (Singapore Stock Exchange)	1,800	112,950
Jardine Strategic Holdings Ltd.	29,300	1,060,367
Kerry Properties Ltd.	81,000	274,713
Li & Fung Ltd.(x)	824,000	184,202
Link REIT (REIT)	293,500	2,888,754
Melco Resorts & Entertainment Ltd. (ADR)	34,573	731,219
MTR Corp. Ltd.	194,000	1,021,007
New World Development Co. Ltd.	824,485	1,124,822
NWS Holdings Ltd.	232,314	459,384
PCCW Ltd.	639,000	372,216
Power Assets Holdings Ltd.	183,500	1,277,504
Shangri-La Asia Ltd.	186,000	276,564
Sino Land Co. Ltd.	461,172	790,579
Sun Hung Kai Properties Ltd.	218,000	3,174,615
Swire Pacific Ltd., Class A	62,500	684,611
Swire Properties Ltd.	169,000	640,090
Techtronic Industries Co. Ltd.	187,500	1,197,570
WH Group Ltd.(m)	1,241,000	873,480
Wharf Holdings Ltd. (The)	176,900	481,324
Wharf Real Estate Investment Co. Ltd.	171,900	1,108,912
Wheelock & Co. Ltd.	118,000	707,697
Yue Yuen Industrial Holdings Ltd.	97,000	269,501

		64,284,561

Ireland (0.6%)
AerCap Holdings NV*	19,275	1,108,698
AIB Group plc	112,995	583,808
Bank of Ireland Group plc	133,392	1,021,399
CRH plc	113,190	3,703,394
James Hardie Industries plc (CHDI)	56,958	862,967
Kerry Group plc, Class A	21,124	2,336,103
Paddy Power Betfair plc	11,586	988,717
Ryanair Holdings plc*	15,627	238,046
Ryanair Holdings plc (ADR)*	1,267	121,683
Smurfit Kappa Group plc	30,860	1,220,370

		12,185,185

Israel (0.5%)
Azrieli Group Ltd.	4,886	250,922
Bank Hapoalim BM	140,421	1,028,431
Bank Leumi Le-Israel BM	209,025	1,378,597
Bezeq The Israeli Telecommunication Corp. Ltd.	261,173	300,348
Check Point Software Technologies Ltd.*	17,451	2,053,459
Elbit Systems Ltd.	3,355	425,394
Frutarom Industries Ltd.	5,468	565,982
Israel Chemicals Ltd.	96,665	589,972
Mizrahi Tefahot Bank Ltd.	21,413	375,113
Nice Ltd.*	8,344	943,959
Teva Pharmaceutical Industries Ltd. (ADR)	132,310	2,849,957

		10,762,134

Italy (1.8%)
Assicurazioni Generali SpA	165,343	2,856,536
Atlantia SpA	67,861	1,407,978
Davide Campari-Milano SpA	80,592	686,346
Enel SpA	1,113,957	5,706,303
Eni SpA	348,421	6,586,626
Ferrari NV	16,848	2,319,979
Intesa Sanpaolo SpA	1,964,710	5,020,759
Leonardo SpA	57,026	687,260
Luxottica Group SpA	23,101	1,569,589
Mediobanca Banca di Credito Finanziario SpA	80,233	801,502
Moncler SpA	24,505	1,055,552
Pirelli & C SpA(m)*	54,785	459,760
Poste Italiane SpA(m)	73,986	591,174
Prysmian SpA	33,135	771,736
Recordati SpA	15,221	515,325
Snam SpA	319,985	1,333,380
Telecom Italia SpA*	1,527,234	927,381
Telecom Italia SpA (RNC)	879,274	473,076
Terna Rete Elettrica Nazionale SpA	188,214	1,005,437
UniCredit SpA	275,444	4,145,942

		38,921,641

Japan (22.0%)
ABC-Mart, Inc.	4,700	261,433
Acom Co. Ltd.(x)	50,400	203,161
Aeon Co. Ltd.	79,400	1,913,021
AEON Financial Service Co. Ltd.	13,600	281,648
Aeon Mall Co. Ltd.	13,230	227,292
AGC, Inc.	27,100	1,124,595
Air Water, Inc.	21,000	385,364

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

AXA INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Aisin Seiki Co. Ltd.	24,100	$1,172,971
Ajinomoto Co., Inc.	70,200	1,205,114
Alfresa Holdings Corp.	27,200	727,759
Alps Electric Co. Ltd.(x)	28,200	716,293
Amada Holdings Co. Ltd.	48,300	515,648
ANA Holdings, Inc.	15,500	541,586
Aozora Bank Ltd.	16,600	593,170
Asahi Group Holdings Ltd.	52,000	2,254,005
Asahi Kasei Corp.	165,000	2,502,156
Asics Corp.	22,400	333,969
Astellas Pharma, Inc.	257,700	4,495,348
Bandai Namco Holdings, Inc.	28,000	1,088,013
Bank of Kyoto Ltd. (The)	8,600	448,847
Benesse Holdings, Inc.	10,300	293,263
Bridgestone Corp.	87,600	3,309,864
Brother Industries Ltd.	33,400	659,651
Calbee, Inc.	11,100	365,376
Canon, Inc.	145,000	4,607,023
Casio Computer Co. Ltd.(x)	30,200	493,587
Central Japan Railway Co.	19,200	3,998,169
Chiba Bank Ltd. (The)	91,000	621,510
Chubu Electric Power Co., Inc.	83,300	1,259,911
Chugai Pharmaceutical Co. Ltd.	28,500	1,831,104
Chugoku Electric Power Co., Inc. (The)(x)	40,400	519,134
Coca-Cola Bottlers Japan Holdings, Inc.	17,900	478,930
Concordia Financial Group Ltd.	166,700	817,214
Credit Saison Co. Ltd.	22,800	371,839
CyberAgent, Inc.	13,900	740,143
CYBERDYNE, Inc.(x)*	12,900	101,842
Dai Nippon Printing Co. Ltd.	36,500	848,733
Daicel Corp.	38,200	443,795
Daifuku Co. Ltd.(x)	13,700	698,143
Dai-ichi Life Holdings, Inc.	145,700	3,033,386
Daiichi Sankyo Co. Ltd.	75,400	3,268,307
Daikin Industries Ltd.	33,500	4,459,492
Daito Trust Construction Co. Ltd.	9,600	1,234,853
Daiwa House Industry Co. Ltd.	76,100	2,255,807
Daiwa House REIT Investment Corp. (REIT)(x)	192	439,190
Daiwa Securities Group, Inc.	219,000	1,332,273
DeNA Co. Ltd.	15,000	264,962
Denso Corp.	64,900	3,426,642
Dentsu, Inc.	28,381	1,316,387
Disco Corp.	3,700	619,380
Don Quijote Holdings Co. Ltd.	16,100	814,777
East Japan Railway Co.	44,709	4,153,349
Eisai Co. Ltd.	37,000	3,601,655
Electric Power Development Co. Ltd.	20,000	553,600
FamilyMart UNY Holdings Co. Ltd.	8,700	905,835
FANUC Corp.	26,200	4,939,306
Fast Retailing Co. Ltd.	7,100	3,619,363
Fuji Electric Co. Ltd.	14,200	568,650
FUJIFILM Holdings Corp.	54,700	2,462,511
Fujitsu Ltd.	25,800	1,838,381
Fukuoka Financial Group, Inc.	19,800	544,578
Hakuhodo DY Holdings, Inc.	33,300	584,113
Hamamatsu Photonics KK	18,100	720,846
Hankyu Hanshin Holdings, Inc.	32,400	1,149,199
Hikari Tsushin, Inc.	3,100	612,797
Hino Motors Ltd.	36,900	404,010
Hirose Electric Co. Ltd.	4,824	527,320
Hisamitsu Pharmaceutical Co., Inc.	8,900	682,265
Hitachi Chemical Co. Ltd.	15,700	319,610
Hitachi Construction Machinery Co. Ltd.	14,300	478,261
Hitachi High-Technologies Corp.	10,100	348,015
Hitachi Ltd.	130,200	4,423,271
Hitachi Metals Ltd.	31,200	386,362
Honda Motor Co. Ltd.	231,300	7,000,886
Hoshizaki Corp.	7,900	817,673
Hoya Corp.	52,200	3,101,127
Hulic Co. Ltd.	43,200	423,939
Idemitsu Kosan Co. Ltd.	13,200	698,222
IHI Corp.	21,899	829,741
Iida Group Holdings Co. Ltd.	20,800	369,977
Inpex Corp.	131,400	1,638,741
Isetan Mitsukoshi Holdings Ltd.	46,500	570,916
Isuzu Motors Ltd.	76,000	1,197,993
ITOCHU Corp.	201,200	3,683,295
J Front Retailing Co. Ltd.	34,300	532,221
Japan Airlines Co. Ltd.	16,538	594,448
Japan Airport Terminal Co. Ltd.(x)	5,200	236,613
Japan Exchange Group, Inc.	68,200	1,188,488
Japan Post Bank Co. Ltd.(x)	49,700	587,459
Japan Post Holdings Co. Ltd. (ADR)	210,500	2,504,806
Japan Prime Realty Investment Corp. (REIT)	122	434,871
Japan Real Estate Investment Corp. (REIT)	167	876,008
Japan Retail Fund Investment Corp. (REIT)	381	691,112
Japan Tobacco, Inc.	149,900	3,913,073
JFE Holdings, Inc.	69,400	1,592,376
JGC Corp.	26,100	598,632
JSR Corp.	24,500	457,353
JTEKT Corp.	29,500	431,777
JXTG Holdings, Inc.	412,390	3,115,247
Kajima Corp.	62,500	908,181
Kakaku.com, Inc.(x)	21,900	428,286
Kamigumi Co. Ltd.	17,500	385,672
Kaneka Corp.	7,400	341,929
Kansai Electric Power Co., Inc. (The)	91,400	1,377,999
Kansai Paint Co. Ltd.(x)	25,500	469,961
Kao Corp.	67,400	5,442,067
Kawasaki Heavy Industries Ltd.	20,600	581,086
KDDI Corp.	246,100	6,799,049
Keihan Holdings Co. Ltd.	13,399	511,808
Keikyu Corp.	34,000	619,732
Keio Corp.	16,800	919,697
Keisei Electric Railway Co. Ltd.	19,000	668,896
Keyence Corp.	13,020	7,560,813
Kikkoman Corp.(x)	21,000	1,249,428
Kintetsu Group Holdings Co. Ltd.	23,500	945,212
Kirin Holdings Co. Ltd.	117,400	3,007,845
Kobayashi Pharmaceutical Co. Ltd.	6,700	492,977
Kobe Steel Ltd.	48,100	427,574
Koito Manufacturing Co. Ltd.	16,100	1,057,085
Komatsu Ltd.	123,800	3,765,647
Konami Holdings Corp.	13,600	532,653
Konica Minolta, Inc.	66,400	705,960
Kose Corp.	4,000	762,190
Kubota Corp.	140,700	2,391,231
Kuraray Co. Ltd.	47,200	709,537
Kurita Water Industries Ltd.	12,200	355,413
Kyocera Corp.	43,700	2,623,077
Kyowa Hakko Kirin Co. Ltd.	32,900	616,477
Kyushu Electric Power Co., Inc.	63,200	762,605
Kyushu Railway Co.	23,300	709,541
Lawson, Inc.	6,200	377,610
LINE Corp.(x)*	6,200	261,926
Lion Corp.	28,300	628,668
LIXIL Group Corp.	34,000	654,744

See Notes to Portfolio of Investments.

4

EQ ADVISORS TRUST

AXA INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
M3, Inc.	55,400	$1,257,008
Mabuchi Motor Co. Ltd.	7,500	302,654
Makita Corp.	30,300	1,517,400
Marubeni Corp.	217,700	1,992,677
Marui Group Co. Ltd.(x)	19,200	473,832
Maruichi Steel Tube Ltd.	8,900	290,217
Mazda Motor Corp.(x)	74,900	899,169
McDonald’s Holdings Co. Japan Ltd.	10,276	451,305
Mebuki Financial Group, Inc.	135,050	467,124
Medipal Holdings Corp.	24,500	511,261
Meiji Holdings Co. Ltd.	16,322	1,096,082
Minebea Mitsumi, Inc.	50,200	910,157
MISUMI Group, Inc.	39,200	1,014,328
Mitsubishi Chemical Holdings Corp.	188,100	1,800,376
Mitsubishi Corp.	185,100	5,703,530
Mitsubishi Electric Corp.	258,300	3,538,496
Mitsubishi Estate Co. Ltd.	168,100	2,858,381
Mitsubishi Gas Chemical Co., Inc.	24,000	510,966
Mitsubishi Heavy Industries Ltd.(x)	42,599	1,644,797
Mitsubishi Materials Corp.(x)	14,600	436,252
Mitsubishi Motors Corp.	79,000	557,631
Mitsubishi Tanabe Pharma Corp.	28,100	469,900
Mitsubishi UFJ Financial Group, Inc.	1,605,300	10,018,643
Mitsubishi UFJ Lease & Finance Co. Ltd.	59,300	349,161
Mitsui & Co. Ltd.	232,400	4,132,760
Mitsui Chemicals, Inc.	23,600	590,104
Mitsui Fudosan Co. Ltd.	119,200	2,821,060
Mitsui OSK Lines Ltd.	12,300	358,867
Mizuho Financial Group, Inc.	3,303,535	5,762,723
MS&AD Insurance Group Holdings, Inc.	65,880	2,199,866
Murata Manufacturing Co. Ltd.	26,000	3,996,568
Nabtesco Corp.	15,200	404,013
Nagoya Railroad Co. Ltd.(x)	24,800	614,216
NEC Corp.	34,900	964,496
Nexon Co. Ltd.*	50,600	661,336
NGK Insulators Ltd.	37,000	610,262
NGK Spark Plug Co. Ltd.	22,100	643,822
NH Foods Ltd.	12,000	443,056
Nidec Corp.	32,200	4,632,186
Nikon Corp.	47,100	885,042
Nintendo Co. Ltd.	15,200	5,546,488
Nippon Building Fund, Inc. (REIT)	182	1,052,403
Nippon Electric Glass Co. Ltd.	10,600	333,524
Nippon Express Co. Ltd.	11,700	768,192
Nippon Paint Holdings Co. Ltd.(x)	20,800	776,201
Nippon Prologis REIT, Inc. (REIT)	216	427,552
Nippon Steel & Sumitomo Metal Corp.	102,008	2,157,862
Nippon Telegraph & Telephone Corp.	93,148	4,207,319
Nippon Yusen KK	24,000	451,399
Nissan Chemical Corp.	17,600	929,414
Nissan Motor Co. Ltd.	312,200	2,922,238
Nisshin Seifun Group, Inc.	25,015	548,208
Nissin Foods Holdings Co. Ltd.	8,400	577,398
Nitori Holdings Co. Ltd.(x)	10,600	1,520,217
Nitto Denko Corp.	22,600	1,693,906
NOK Corp.	11,300	194,035
Nomura Holdings, Inc.	491,000	2,345,236
Nomura Real Estate Holdings, Inc.	19,300	389,669
Nomura Real Estate Master Fund, Inc. (REIT)	471	643,366
Nomura Research Institute Ltd.	17,266	872,266
NSK Ltd.(x)	51,500	590,151
NTT Data Corp.	87,500	1,211,384
NTT DOCOMO, Inc.	184,100	4,950,057
Obayashi Corp.	84,900	804,017
Obic Co. Ltd.	8,500	804,216
Odakyu Electric Railway Co. Ltd.(x)	39,900	943,947
Oji Holdings Corp.	112,000	813,237
Olympus Corp.	38,200	1,491,084
Omron Corp.	25,500	1,077,275
Ono Pharmaceutical Co. Ltd.	53,400	1,511,010
Oracle Corp. Japan	5,900	475,656
Oriental Land Co. Ltd.	27,400	2,864,918
ORIX Corp.	179,000	2,901,936
Osaka Gas Co. Ltd.	51,200	998,585
Otsuka Corp.	14,800	552,297
Otsuka Holdings Co. Ltd.	52,700	2,656,336
Panasonic Corp.	294,700	3,432,806
Park24 Co. Ltd.	13,300	402,090
Persol Holdings Co. Ltd.	24,600	577,002
Pola Orbis Holdings, Inc.	11,300	412,735
Rakuten, Inc.	121,600	931,960
Recruit Holdings Co. Ltd.	148,400	4,952,762
Renesas Electronics Corp.*	112,200	701,127
Resona Holdings, Inc.	301,905	1,696,057
Ricoh Co. Ltd.	91,300	980,338
Rinnai Corp.	4,800	365,851
Rohm Co. Ltd.	12,800	932,794
Ryohin Keikaku Co. Ltd.	3,300	981,693
Sankyo Co. Ltd.	7,400	289,500
Santen Pharmaceutical Co. Ltd.	51,800	821,086
SBI Holdings, Inc.	30,720	954,424
Secom Co. Ltd.	27,900	2,274,334
Sega Sammy Holdings, Inc.	20,800	306,636
Seibu Holdings, Inc.(x)	24,600	442,332
Seiko Epson Corp.	35,700	608,930
Sekisui Chemical Co. Ltd.	55,600	1,025,679
Sekisui House Ltd.	80,000	1,219,856
Seven & i Holdings Co. Ltd.	100,800	4,489,069
Seven Bank Ltd.(x)	77,000	243,293
Sharp Corp.(x)	21,000	426,765
Shimadzu Corp.	32,000	1,002,640
Shimamura Co. Ltd.	3,200	303,609
Shimano, Inc.	9,800	1,579,282
Shimizu Corp.	66,400	606,027
Shin-Etsu Chemical Co. Ltd.	52,500	4,650,700
Shinsei Bank Ltd.	16,300	266,406
Shionogi & Co. Ltd.	40,000	2,613,624
Shiseido Co. Ltd.	51,000	3,949,560
Shizuoka Bank Ltd. (The)	66,000	592,501
Showa Denko KK	18,500	1,020,903
Showa Shell Sekiyu KK	23,200	491,484
SMC Corp.	7,800	2,496,110
SoftBank Group Corp.	111,100	11,215,605
Sohgo Security Services Co. Ltd.	10,400	457,208
Sompo Holdings, Inc.	48,625	2,070,906
Sony Corp.	170,100	10,428,768
Sony Financial Holdings, Inc.	25,300	557,571
Stanley Electric Co. Ltd.	16,700	571,022
Subaru Corp.	84,900	2,600,352
SUMCO Corp.	32,600	472,846
Sumitomo Chemical Co. Ltd.	210,000	1,229,097
Sumitomo Corp.	163,200	2,721,197
Sumitomo Dainippon Pharma Co. Ltd.	24,200	555,693
Sumitomo Electric Industries Ltd.	103,300	1,620,143
Sumitomo Heavy Industries Ltd.	14,700	524,630
Sumitomo Metal Mining Co. Ltd.	34,499	1,210,289
Sumitomo Mitsui Financial Group, Inc.	183,997	7,426,600
Sumitomo Mitsui Trust Holdings, Inc.	44,268	1,821,837

See Notes to Portfolio of Investments.

5

EQ ADVISORS TRUST

AXA INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Sumitomo Realty & Development Co. Ltd.	47,000	$1,687,731
Sumitomo Rubber Industries Ltd.	24,400	366,150
Sundrug Co. Ltd.	10,800	385,443
Suntory Beverage & Food Ltd.	20,100	850,915
Suzuken Co. Ltd.	8,520	404,179
Suzuki Motor Corp.	46,700	2,674,913
Sysmex Corp.	21,300	1,833,427
T&D Holdings, Inc.	72,700	1,199,723
Taiheiyo Cement Corp.	17,300	542,814
Taisei Corp.	26,600	1,212,709
Taisho Pharmaceutical Holdings Co. Ltd.	3,900	476,773
Taiyo Nippon Sanso Corp.	17,000	254,357
Takashimaya Co. Ltd.	21,000	354,682
Takeda Pharmaceutical Co. Ltd.(x)	95,800	4,098,608
TDK Corp.	17,600	1,919,240
Teijin Ltd.	27,800	533,147
Terumo Corp.	43,700	2,588,462
THK Co. Ltd.	15,100	384,344
Tobu Railway Co. Ltd.	25,000	739,306
Toho Co. Ltd./Tokyo	13,800	432,996
Toho Gas Co. Ltd.	10,800	410,157
Tohoku Electric Power Co., Inc.	64,200	871,294
Tokio Marine Holdings, Inc.	91,800	4,554,450
Tokyo Century Corp.	5,800	360,394
Tokyo Electric Power Co. Holdings, Inc.*	184,300	905,117
Tokyo Electron Ltd.	21,300	2,926,360
Tokyo Gas Co. Ltd.	50,600	1,243,623
Tokyo Tatemono Co. Ltd.	30,400	370,836
Tokyu Corp.	68,900	1,260,114
Tokyu Fudosan Holdings Corp.	67,000	467,030
Toppan Printing Co. Ltd.	34,500	554,150
Toray Industries, Inc.	196,300	1,474,582
Toshiba Corp.*	86,800	2,509,576
Tosoh Corp.	37,900	583,744
TOTO Ltd.	18,300	759,413
Toyo Seikan Group Holdings Ltd.	19,800	410,743
Toyo Suisan Kaisha Ltd.	12,500	484,620
Toyoda Gosei Co. Ltd.	8,500	209,844
Toyota Industries Corp.	21,900	1,295,265
Toyota Motor Corp.	312,870	19,537,165
Toyota Tsusho Corp.	29,000	1,094,966
Trend Micro, Inc.	15,000	965,059
Tsuruha Holdings, Inc.	5,200	640,275
Unicharm Corp.	53,400	1,766,214
United Urban Investment Corp. (REIT)	421	660,661
USS Co. Ltd.	32,300	599,549
West Japan Railway Co.	21,800	1,519,784
Yahoo Japan Corp.	399,900	1,439,527
Yakult Honsha Co. Ltd.	15,000	1,229,097
Yamada Denki Co. Ltd.(x)	82,100	415,486
Yamaguchi Financial Group, Inc.	25,000	272,399
Yamaha Corp.	22,400	1,186,833
Yamaha Motor Co. Ltd.	38,000	1,065,217
Yamato Holdings Co. Ltd.	48,400	1,485,823
Yamazaki Baking Co. Ltd.	17,000	340,239
Yaskawa Electric Corp.(x)	33,800	1,004,005
Yokogawa Electric Corp.(x)	33,900	716,966
Yokohama Rubber Co. Ltd. (The)	16,700	359,957
ZOZO, Inc.	25,800	781,130

		485,870,982

Jersey (0.0%)
Randgold Resources Ltd.	12,310	874,445

Luxembourg (0.3%)
ArcelorMittal	88,999	2,769,305
Eurofins Scientific SE	1,564	887,966
RTL Group SA	5,618	400,825
SES SA (FDR)	52,157	1,144,525
Tenaris SA	63,339	1,061,179

		6,263,800

Macau (0.1%)
MGM China Holdings Ltd.	123,600	195,781
Sands China Ltd.	342,800	1,552,340
SJM Holdings Ltd.(x)	249,000	230,286
Wynn Macau Ltd.	212,000	487,459

		2,465,866

Mexico (0.0%)
Fresnillo plc	30,621	327,832

Netherlands (4.2%)
ABN AMRO Group NV (CVA)(m)	57,935	1,577,374
Aegon NV	248,847	1,614,506
Akzo Nobel NV	34,356	3,212,663
ASML Holding NV	56,139	10,487,492
EXOR NV	14,486	972,473
Heineken Holding NV	14,530	1,315,864
Heineken NV	34,896	3,272,072
ING Groep NV	532,215	6,910,909
Koninklijke Ahold Delhaize NV	174,558	4,002,744
Koninklijke DSM NV	24,783	2,625,367
Koninklijke KPN NV	463,173	1,221,807
Koninklijke Philips NV	129,083	5,880,221
Koninklijke Vopak NV	10,386	511,770
NN Group NV	42,354	1,889,799
NXP Semiconductors NV*	47,066	4,024,143
Randstad NV	16,291	869,696
Royal Dutch Shell plc, Class A	629,632	21,636,762
Royal Dutch Shell plc, Class B	512,989	17,979,457
Wolters Kluwer NV	40,923	2,550,533

		92,555,652

New Zealand (0.2%)
a2 Milk Co. Ltd.*	100,193	747,810
Auckland International Airport Ltd.	126,645	612,810
Fisher & Paykel Healthcare Corp. Ltd.	79,176	789,851
Fletcher Building Ltd.*	122,979	533,119
Meridian Energy Ltd.	192,037	418,153
Ryman Healthcare Ltd.	52,355	485,849
Spark New Zealand Ltd.	230,043	617,560

		4,205,152

Norway (0.7%)
Aker BP ASA	14,797	627,969
DNB ASA	133,141	2,801,462
Equinor ASA	157,817	4,450,192
Gjensidige Forsikring ASA	29,911	504,228
Marine Harvest ASA	57,170	1,324,454
Norsk Hydro ASA	177,507	1,065,642
Orkla ASA	113,848	961,842
Schibsted ASA, Class B	13,931	482,696
Telenor ASA	101,715	1,988,371
Yara International ASA	22,935	1,126,355

		15,333,211

Portugal (0.2%)
EDP - Energias de Portugal SA	352,370	1,300,181
Galp Energia SGPS SA	68,654	1,362,256
Jeronimo Martins SGPS SA	33,378	491,589

		3,154,026

Singapore (1.1%)
Ascendas REIT (REIT)	379,571	733,014
CapitaLand Commercial Trust (REIT)	378,716	493,116
CapitaLand Ltd.	372,700	918,766

See Notes to Portfolio of Investments.

6

EQ ADVISORS TRUST

AXA INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
CapitaLand Mall Trust (REIT)	342,900	$556,847
City Developments Ltd.	56,400	375,849
ComfortDelGro Corp. Ltd.	249,600	443,676
DBS Group Holdings Ltd.	241,500	4,609,001
Genting Singapore Ltd.	788,741	611,584
Golden Agri-Resources Ltd.	1,209,009	221,098
Jardine Cycle & Carriage Ltd.	15,533	363,484
Keppel Corp. Ltd.	203,700	1,037,089
Oversea-Chinese Banking Corp. Ltd.	428,606	3,586,740
SATS Ltd.	96,300	367,716
Sembcorp Industries Ltd.	157,200	355,326
Singapore Airlines Ltd.	74,000	527,237
Singapore Exchange Ltd.	109,200	588,716
Singapore Press Holdings Ltd.	167,636	351,937
Singapore Technologies Engineering Ltd.	182,600	475,517
Singapore Telecommunications Ltd.	1,134,200	2,688,130
Suntec REIT (REIT)	352,800	498,083
United Overseas Bank Ltd.	179,875	3,563,158
UOL Group Ltd.	71,211	358,907
Venture Corp. Ltd.	37,400	482,325
Wilmar International Ltd.	263,100	619,715

		24,827,031

South Africa (0.2%)
Anglo American plc(x)	144,284	3,240,270
Investec plc	94,057	661,516
Mediclinic International plc	52,374	292,854

		4,194,640

Spain (2.6%)
ACS Actividades de Construccion y Servicios SA	36,157	1,539,829
Aena SME SA(m)	9,042	1,569,483
Amadeus IT Group SA	60,563	5,626,740
Banco Bilbao Vizcaya Argentaria SA	913,246	5,821,180
Banco de Sabadell SA	773,531	1,202,567
Banco Santander SA	2,210,037	11,124,734
Bankia SA	166,011	650,907
Bankinter SA	92,333	850,336
CaixaBank SA	497,698	2,275,582
Enagas SA	26,242	708,387
Endesa SA	45,488	982,866
Ferrovial SA	69,400	1,439,909
Grifols SA	39,424	1,110,459
Iberdrola SA	812,993	5,982,600
Industria de Diseno Textil SA	149,402	4,529,124
Mapfre SA	144,608	453,658
Naturgy Energy Group SA	46,051	1,257,021
Red Electrica Corp. SA	60,889	1,275,341
Repsol SA	186,529	3,717,415
Siemens Gamesa Renewable Energy SA*	34,704	439,195
Telefonica SA	640,011	5,066,352

		57,623,685

Sweden (2.4%)
Alfa Laval AB	38,069	1,032,319
Assa Abloy AB, Class B	137,280	2,759,533
Atlas Copco AB, Class A	92,217	2,658,370
Atlas Copco AB, Class B	52,239	1,393,937
Boliden AB	34,791	970,440
Electrolux AB	30,673	676,453
Epiroc AB, Class A*	92,217	1,030,352
Epiroc AB, Class B*	52,239	537,825
Essity AB, Class B	82,855	2,082,702
Hennes & Mauritz AB, Class B	130,116	2,404,556
Hexagon AB, Class B	36,303	2,128,166
Husqvarna AB, Class B	56,432	480,670
ICA Gruppen AB	11,619	368,675
Industrivarden AB, Class C	21,453	476,739
Investor AB, Class B	62,300	2,878,976
Kinnevik AB, Class B	32,792	992,903
L E Lundbergforetagen AB, Class B	10,848	365,693
Lundin Petroleum AB	29,663	1,135,467
Nordea Bank AB	422,489	4,604,528
Sandvik AB	151,743	2,693,415
Securitas AB, Class B	41,126	716,098
Skandinaviska Enskilda Banken AB, Class A	222,907	2,489,062
Skanska AB, Class B	44,124	866,603
SKF AB, Class B	49,305	972,797
Svenska Handelsbanken AB, Class A	211,745	2,674,390
Swedbank AB, Class A	126,260	3,129,720
Swedish Match AB	25,227	1,291,523
Tele2 AB, Class B	50,955	613,474
Telefonaktiebolaget LM Ericsson, Class B	410,278	3,641,417
Telia Co. AB	385,487	1,770,549
Volvo AB, Class B	215,410	3,807,740

		53,645,092

Switzerland (7.9%)
ABB Ltd. (Registered)	251,073	5,932,732
Adecco Group AG (Registered)	22,360	1,174,276
Baloise Holding AG (Registered)	6,355	969,374
Barry Callebaut AG (Registered)	287	543,937
Chocoladefabriken Lindt & Spruengli AG	147	1,030,528
Chocoladefabriken Lindt & Spruengli AG (Registered)	15	1,230,385
Cie Financiere Richemont SA (Registered)	71,494	5,827,919
Clariant AG (Registered)*	32,242	839,067
Coca-Cola HBC AG*	27,671	942,414
Credit Suisse Group AG (Registered)*	350,076	5,261,485
Dufry AG (Registered)(x)*	5,098	574,785
EMS-Chemie Holding AG (Registered)	1,080	643,774
Ferguson plc	32,629	2,770,741
Geberit AG (Registered)	5,117	2,373,404
Givaudan SA (Registered)	1,237	3,041,452
Glencore plc*	1,647,274	7,121,788
Julius Baer Group Ltd.*	30,523	1,527,394
Kuehne + Nagel International AG (Registered)	7,098	1,124,658
LafargeHolcim Ltd. (Registered)*	66,499	3,282,939
Lonza Group AG (Registered)*	10,290	3,512,482
Nestle SA (Registered)	426,247	35,536,509
Novartis AG (Registered)	297,118	25,552,027
Pargesa Holding SA	4,832	388,224
Partners Group Holding AG	2,337	1,853,836
Roche Holding AG	96,224	23,310,837
Schindler Holding AG	5,671	1,413,416
Schindler Holding AG (Registered)	2,542	613,354
SGS SA (Registered)	727	1,914,172
Sika AG (Registered)	17,460	2,542,321
Sonova Holding AG (Registered)	7,370	1,466,640
STMicroelectronics NV	93,534	1,701,725
Straumann Holding AG (Registered)	1,387	1,043,006
Swatch Group AG (The)	4,321	1,718,449
Swatch Group AG (The) (Registered)	7,880	614,245
Swiss Life Holding AG (Registered)*	4,709	1,784,948
Swiss Prime Site AG (Registered)*	9,354	797,292
Swiss Re AG	43,450	4,011,178
Swisscom AG (Registered)	3,466	1,573,014
Temenos Group AG (Registered)*	8,248	1,337,968

See Notes to Portfolio of Investments.

7

EQ ADVISORS TRUST

AXA INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
UBS Group AG (Registered)*	527,828	$8,336,391
Vifor Pharma AG	6,192	1,073,537
Zurich Insurance Group AG	20,728	6,551,687

		174,860,310

United Arab Emirates (0.0%)
NMC Health plc	14,241	629,985

United Kingdom (12.8%)
3i Group plc	129,649	1,590,482
Admiral Group plc	25,441	689,724
Ashtead Group plc	65,188	2,070,622
Associated British Foods plc	47,101	1,405,864
AstraZeneca plc	173,448	13,480,680
Auto Trader Group plc(m)	117,143	681,888
Aviva plc	541,386	3,454,120
Babcock International Group plc	37,129	349,888
BAE Systems plc	438,348	3,598,317
Barclays plc	2,337,084	5,232,685
Barratt Developments plc	142,933	1,056,315
Berkeley Group Holdings plc	16,991	814,754
BP plc	2,728,088	20,954,269
British American Tobacco plc	314,141	14,676,784
British Land Co. plc (The) (REIT)	127,185	1,022,487
BT Group plc	1,140,399	3,348,850
Bunzl plc	44,239	1,391,363
Burberry Group plc	59,347	1,558,661
Centrica plc	785,383	1,585,662
CNH Industrial NV	137,696	1,654,675
Coca-Cola European Partners plc	30,365	1,380,697
Compass Group plc	217,669	4,840,089
ConvaTec Group plc(m)	170,446	516,298
Croda International plc	18,573	1,259,303
DCC plc	11,689	1,061,149
Diageo plc	335,808	11,900,849
Direct Line Insurance Group plc	181,118	764,628
easyJet plc	22,328	382,404
Experian plc	123,559	3,173,427
Fiat Chrysler Automobiles NV*	146,605	2,577,747
G4S plc	216,018	681,370
GlaxoSmithKline plc	679,083	13,602,474
GVC Holdings plc	73,113	875,289
Hammerson plc (REIT)	112,684	670,766
Hargreaves Lansdown plc	38,978	1,135,468
HSBC Holdings plc	2,740,755	23,927,265
Imperial Brands plc	129,072	4,493,489
Informa plc	171,143	1,700,223
InterContinental Hotels Group plc	25,486	1,587,842
International Consolidated Airlines Group SA	81,078	696,792
Intertek Group plc	21,862	1,422,467
ITV plc	509,132	1,047,497
J Sainsbury plc	234,815	984,894
John Wood Group plc	95,010	955,519
Johnson Matthey plc	25,516	1,184,634
Kingfisher plc	294,608	990,700
Land Securities Group plc (REIT)	104,289	1,200,808
Legal & General Group plc	808,099	2,761,690
Lloyds Banking Group plc	9,873,087	7,627,208
London Stock Exchange Group plc	42,943	2,566,872
Marks & Spencer Group plc	235,561	886,703
Meggitt plc	110,613	816,596
Melrose Industries plc	651,924	1,698,586
Merlin Entertainments plc(m)	99,290	518,176
Micro Focus International plc	57,349	1,068,532
Mondi plc	50,710	1,390,647
National Grid plc	462,710	4,772,903
Next plc	20,168	1,444,206
Pearson plc	116,958	1,356,743
Persimmon plc	43,207	1,331,873
Prudential plc	354,353	8,126,492
Reckitt Benckiser Group plc	91,575	8,374,217
RELX plc (London Stock Exchange)	142,471	3,000,859
RELX plc (Turquoise Stock Exchange)*	130,049	2,732,225
Rolls-Royce Holdings plc*	230,722	2,969,339
Royal Bank of Scotland Group plc	655,332	2,135,399
Royal Mail plc	122,274	760,363
RSA Insurance Group plc	142,786	1,070,117
Sage Group plc (The)	152,862	1,168,345
Schroders plc	16,080	648,671
Segro plc (REIT)	142,350	1,183,368
Severn Trent plc	31,101	749,530
Sky plc	137,633	3,101,668
Smith & Nephew plc	121,027	2,207,664
Smiths Group plc	54,117	1,054,867
SSE plc	138,947	2,075,446
St James’s Place plc	75,963	1,132,676
Standard Chartered plc	383,803	3,183,584
Standard Life Aberdeen plc	357,003	1,423,407
Taylor Wimpey plc	431,355	965,908
Tesco plc	1,340,695	4,190,413
Travis Perkins plc	31,819	441,894
Unilever NV (CVA)	211,367	11,770,978
Unilever plc	168,705	9,270,566
United Utilities Group plc	88,432	811,446
Vodafone Group plc	3,653,417	7,833,266
Weir Group plc (The)	33,881	778,550
Whitbread plc	25,566	1,571,833
Wm Morrison Supermarkets plc	311,049	1,051,663
WPP plc	171,128	2,508,177

		282,165,844

United States (0.5%)
Carnival plc	25,004	1,552,598
QIAGEN NV*	31,617	1,196,710
Shire plc	124,641	7,511,203

		10,260,511

Total Common Stocks (89.5%) (Cost $1,727,950,909)		1,976,487,999

	Number of Rights	Value (Note 1)
RIGHTS:
Australia (0.0%)
Harvey Norman Holdings Ltd., expiring 10/15/18* (Cost $—)	3,672	2,124

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Repurchase Agreements (1.0%)
Citigroup Global Markets, Inc., 2.44%, dated 9/28/18, due 10/5/18, repurchase price $4,001,898, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 1.625%-2.250%, maturing 11/30/19-11/15/27; total market value $4,217,144.(xx)	$4,000,000	4,000,000

See Notes to Portfolio of Investments.

8

EQ ADVISORS TRUST

AXA INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

	Principal Amount	Value (Note 1)
Deutsche Bank Securities, Inc., 2.26%, dated 9/28/18, due 10/1/18, repurchase price $450,249, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 5/15/19-8/15/47; total market value $459,167.(xx)	$450,164	$450,164
HSBC Securities, Inc., 2.18%, dated 9/25/18, due 10/2/18, repurchase price $2,000,484, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 2/15/33-2/15/43; total market value $2,040,742.(xx)	2,000,000	2,000,000
ING Bank NV, 2.42%, dated 9/28/18, due 10/1/18, repurchase price $3,800,766, collateralized by various Common Stocks; total market value $4,222,734.(xx)	3,800,000	3,800,000
Natwest Markets Securities, Inc., 2.14%, dated 9/25/18, due 10/2/18, repurchase price $5,001,189, collateralized by various U.S. Government Treasury Securities, ranging from 1.375%-2.125%, maturing 10/31/20-11/15/26; total market value $5,101,819.(xx)	5,000,000	5,000,000
Natwest Markets Securities, Inc., 2.19%, dated 9/28/18, due 10/5/18, repurchase price $500,213, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-3.375%, maturing 2/15/19-5/15/44; total market value $510,093.(xx)	500,000	500,000
Societe Generale SA, 2.19%, dated 9/28/18, due 10/5/18, repurchase price $1,000,426, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-3.875%, maturing 11/8/18-8/15/45; total market value $1,020,001.(xx)	1,000,000	1,000,000
Societe Generale SA, 2.31%, dated 9/28/18, due 10/1/18, repurchase price $2,000,385, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.000%- 4.250%, maturing 2/7/19-2/15/47; total market value $2,221,297.(xx)	2,000,000	2,000,000
Societe Generale SA, 2.34%, dated 9/28/18, due 10/5/18, repurchase price $3,001,365, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.000%- 4.250%, maturing 2/7/19-2/15/47; total market value $3,331,945.(xx)	3,000,000	3,000,000

Total Repurchase Agreements		21,750,164

Total Short-Term Investments (1.0%) (Cost $21,750,164)		21,750,164

Total Investments in Securities (90.5%) (Cost $1,749,701,073)		1,998,240,287
Other Assets Less Liabilities (9.5%)		210,444,318

Net Assets (100%)		$2,208,684,605

See Notes to Portfolio of Investments.

9

EQ ADVISORS TRUST

AXA INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

*	Non-income producing.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At September 30, 2018, the market value of these securities amounted to $13,823,646 or 0.6% of net assets.

(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.

(x)	All or a portion of security is on loan at September 30, 2018.

(xx)

At September 30, 2018, the Portfolio had loaned securities with a total value of $22,250,355. This was secured by cash collateral of $21,750,164 which was subsequently invested in joint repurchase agreements with a total value of $21,750,164, for which the Portfolio has a proportionate interest as reported in the Portfolio of Investments as Repurchase Agreements, and $1,777,717 collateralized by various U.S. Government Treasury Securities, ranging from 0.000% - 7.625%, maturing 10/11/18-8/15/48.

Glossary:

ADR — American Depositary Receipt

AUD — Australian Dollar

CHDI — Clearing House Electronic Subregister System (CHESS) Depository Interest

CVA — Dutch Certification

EUR — European Currency Unit

FDR — Finnish Depositary Receipt

GBP — British Pound

JPY — Japanese Yen

REIT — Real Estate Investment Trust

RNC — Risparmio Non-Convertible Savings Shares

SDR — Swedish Depositary Receipt

USD — United States Dollar

Sector Weightings

As of September 30, 2018

	Market Value	% of Net Assets
Financials	$388,506,426	17.6%
Industrials	286,994,300	13.0
Consumer Staples	220,288,528	10.0
Health Care	218,855,894	9.9
Consumer Discretionary	218,502,414	9.9
Materials	160,663,816	7.3
Information Technology	121,942,993	5.5
Energy	121,410,289	5.5
Communication Services	108,001,198	4.9
Real Estate	67,247,566	3.0
Utilities	64,076,699	2.9
Repurchase Agreements	21,750,164	1.0
Cash and Other	210,444,318	9.5

		100.0%

See Notes to Portfolio of Investments.

10

EQ ADVISORS TRUST

AXA INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

Investments in companies which were affiliates for nine months ended September 30, 2018, were as follows:

Security Description	Shares at September 30, 2018	Market Value December 31, 2017 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value September 30, 2018 ($)	Dividend/Interest Income ($)	Capital Gain Distributions ($)
AXA SA	265,732	7,986,843	118,665	(268,750)	53,898	(748,230)	7,142,426	335,015	—

Futures contracts outstanding as of September 30, 2018 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
EURO STOXX 50 Index	2,305	12/2018	EUR	90,643,577	1,624,253
FTSE 100 Index	587	12/2018	GBP	57,278,896	1,676,466
SPI 200 Index	204	12/2018	AUD	22,834,397	33,084
TOPIX Index	364	12/2018	JPY	58,226,545	4,711,049

					8,044,852

Forward foreign currency contracts outstanding as of September 30, 2018 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
AUD	3,258,072	USD	2,313,212	HSBC Bank plc	12/21/2018	43,384
EUR	7,425,124	USD	8,668,735	HSBC Bank plc	12/21/2018	12,360
GBP	3,624,314	USD	4,732,455	HSBC Bank plc	12/21/2018	10,413

Total unrealized appreciation						66,157

JPY	607,774,671	USD	5,491,720	HSBC Bank plc	12/21/2018	(106,322)

Total unrealized depreciation						(106,322)

Net unrealized depreciation						(40,165)

See Notes to Portfolio of Investments.

11

EQ ADVISORS TRUST

AXA INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2018:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Australia	$—	$147,235,585	$—	$147,235,585
Austria	—	4,717,327	—	4,717,327
Belgium	—	19,971,454	—	19,971,454
Chile	—	645,832	—	645,832
China	—	3,021,047	—	3,021,047
Colombia	—	494,738	—	494,738
Denmark	—	33,227,574	—	33,227,574
Finland	—	20,913,715	—	20,913,715
France	—	214,842,322	—	214,842,322
Germany	—	186,006,820	—	186,006,820
Hong Kong	4,654,706	59,629,855	—	64,284,561
Ireland	1,230,381	10,954,804	—	12,185,185
Israel	4,903,416	5,858,718	—	10,762,134
Italy	—	38,921,641	—	38,921,641
Japan	—	485,870,982	—	485,870,982
Jersey	—	874,445	—	874,445
Luxembourg	—	6,263,800	—	6,263,800
Macau	—	2,465,866	—	2,465,866
Mexico	—	327,832	—	327,832
Netherlands	4,024,143	88,531,509	—	92,555,652
New Zealand	—	4,205,152	—	4,205,152
Norway	—	15,333,211	—	15,333,211
Portugal	—	3,154,026	—	3,154,026
Singapore	—	24,827,031	—	24,827,031
South Africa	—	4,194,640	—	4,194,640
Spain	—	57,623,685	—	57,623,685
Sweden	—	53,645,092	—	53,645,092
Switzerland	—	174,860,310	—	174,860,310
United Arab Emirates	—	629,985	—	629,985
United Kingdom	1,380,697	280,785,147	—	282,165,844
United States	—	10,260,511	—	10,260,511
Forward Currency Contracts	—	66,157	—	66,157
Futures	8,044,852	—	—	8,044,852
Rights
Australia	—	2,124	—	2,124
Short-Term Investments
Repurchase Agreements	—	21,750,164	—	21,750,164

Total Assets	$24,238,195	$1,982,113,101	$—	$2,006,351,296

Liabilities:
Forward Currency Contracts	$—	$(106,322)	$—	$(106,322)

Total Liabilities	$—	$(106,322)	$—	$(106,322)

Total	$24,238,195	$1,982,006,779	$—	$2,006,244,974

There were no transfers between Levels 1, 2 or 3 during the nine months ended September 30, 2018.

See Notes to Portfolio of Investments.

12

EQ ADVISORS TRUST

AXA INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

As of September 30, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$385,559,227
Aggregate gross unrealized depreciation	(139,893,215)

Net unrealized appreciation	$245,666,012

Federal income tax cost of investments in securities and derivative instruments, if applicable	$1,760,578,962

See Notes to Portfolio of Investments.

13

EQ ADVISORS TRUST

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Australia (6.7%)
AGL Energy Ltd.	61,613	$868,471
Alumina Ltd.	231,638	463,807
Amcor Ltd.	109,124	1,079,082
AMP Ltd.	290,057	668,840
APA Group	112,717	813,145
Aristocrat Leisure Ltd.	55,054	1,131,792
ASX Ltd.	18,962	872,567
Aurizon Holdings Ltd.	193,564	575,062
AusNet Services	184,523	216,746
Australia & New Zealand Banking Group Ltd.	280,485	5,713,455
Bank of Queensland Ltd.	38,545	307,042
Bendigo & Adelaide Bank Ltd.(x)	45,207	351,287
BHP Billiton Ltd.	311,242	7,791,101
BHP Billiton plc	205,059	4,466,681
BlueScope Steel Ltd.	54,784	672,418
Boral Ltd.	112,476	561,806
Brambles Ltd.	153,870	1,212,352
Caltex Australia Ltd.	25,035	541,087
Challenger Ltd.	50,098	405,589
CIMIC Group Ltd.	9,451	350,874
Coca-Cola Amatil Ltd.	46,432	327,579
Cochlear Ltd.	5,586	810,152
Commonwealth Bank of Australia	170,545	8,803,314
Computershare Ltd.	45,767	659,999
Crown Resorts Ltd.	34,950	345,859
CSL Ltd.	43,842	6,373,415
Dexus (REIT)	97,324	742,903
Domino’s Pizza Enterprises Ltd.(x)	5,405	207,853
Flight Centre Travel Group Ltd.	5,384	206,889
Fortescue Metals Group Ltd.	152,383	431,788
Goodman Group (REIT)	159,527	1,194,654
GPT Group (The) (REIT)	174,509	657,209
Harvey Norman Holdings Ltd.(x)	55,276	140,646
Healthscope Ltd.	183,686	278,833
Incitec Pivot Ltd.	163,350	469,949
Insurance Australia Group Ltd.	233,206	1,233,954
LendLease Group	54,424	773,432
Macquarie Group Ltd.	31,069	2,830,635
Medibank Pvt Ltd.	265,801	559,111
Mirvac Group (REIT)	354,463	617,499
National Australia Bank Ltd.	263,878	5,304,596
Newcrest Mining Ltd.	75,924	1,065,253
Oil Search Ltd.	133,211	869,513
Orica Ltd.	38,599	475,159
Origin Energy Ltd.*	167,804	1,001,914
QBE Insurance Group Ltd.	129,945	1,044,510
Ramsay Health Care Ltd.	13,843	549,652
REA Group Ltd.	4,991	310,013
Rio Tinto Ltd.	39,614	2,255,291
Rio Tinto plc	115,093	5,820,474
Santos Ltd.	172,629	905,938
Scentre Group (REIT)	516,760	1,482,954
SEEK Ltd.	33,329	500,147
Sonic Healthcare Ltd.	38,374	690,970
South32 Ltd.	497,884	1,410,790
Stockland (REIT)	225,051	675,114
Suncorp Group Ltd.	124,557	1,301,921
Sydney Airport	102,372	509,857
Tabcorp Holdings Ltd.	189,681	667,730
Telstra Corp. Ltd.	396,489	914,261
TPG Telecom Ltd.(x)	36,732	226,752
Transurban Group	260,229	2,110,555
Treasury Wine Estates Ltd.	69,146	874,188
Vicinity Centres (REIT)	319,013	604,168
Wesfarmers Ltd.	109,904	3,960,289
Westpac Banking Corp.	331,755	6,697,868
Woodside Petroleum Ltd.	90,861	2,533,891
Woolworths Group Ltd.	128,318	2,604,551

		104,097,196

Austria (0.2%)
ANDRITZ AG	6,697	390,722
Erste Group Bank AG*	28,719	1,193,055
OMV AG	14,719	826,961
Raiffeisen Bank International AG	15,246	438,994
voestalpine AG	11,498	525,980

		3,375,712

Belgium (0.9%)
Ageas	17,443	937,879
Anheuser-Busch InBev SA/NV	73,841	6,448,843
Colruyt SA(x)	5,469	309,552
Groupe Bruxelles Lambert SA	7,737	811,169
KBC Group NV	24,364	1,813,249
Proximus SADP	14,540	347,425
Solvay SA	6,949	931,870
Telenet Group Holding NV*	5,897	324,671
UCB SA	12,080	1,085,573
Umicore SA	20,613	1,152,839

		14,163,070

Chile (0.0%)
Antofagasta plc	37,876	422,093

China (0.1%)
BOC Hong Kong Holdings Ltd.	356,923	1,696,084
Minth Group Ltd.	73,000	301,200
Yangzijiang Shipbuilding Holdings Ltd.	200,899	182,228

		2,179,512

Colombia (0.0%)
Millicom International Cellular SA (SDR)	6,704	385,084

Denmark (1.5%)
AP Moller - Maersk A/S, Class A	368	482,710
AP Moller - Maersk A/S, Class B	645	905,806
Carlsberg A/S, Class B	10,286	1,233,763
Chr Hansen Holding A/S	9,821	996,947
Coloplast A/S, Class B	11,382	1,163,913
Danske Bank A/S	68,830	1,807,847
DSV A/S	18,297	1,663,648
Genmab A/S*	5,818	914,879
H Lundbeck A/S	6,659	411,282
ISS A/S	16,319	574,210
Novo Nordisk A/S, Class B	176,077	8,289,976
Novozymes A/S, Class B	20,990	1,152,295
Orsted A/S(m)	18,561	1,260,827
Pandora A/S	10,750	671,321
Tryg A/S	11,559	287,765
Vestas Wind Systems A/S	18,742	1,267,578
William Demant Holding A/S*	10,246	385,088

		23,469,855

Finland (0.9%)
Elisa OYJ	13,568	575,462
Fortum OYJ	42,433	1,063,671
Kone OYJ, Class B	32,960	1,761,103
Metso OYJ	10,112	358,556
Neste OYJ	12,805	1,058,548
Nokia OYJ	548,339	3,041,272
Nokian Renkaat OYJ(x)	11,446	468,982
Orion OYJ, Class B	10,637	402,860
Sampo OYJ, Class A	42,589	2,205,379
Stora Enso OYJ, Class R	52,872	1,011,351
UPM-Kymmene OYJ	51,739	2,030,419

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Wartsila OYJ Abp	41,925	$817,287

		14,794,890

France (9.7%)
Accor SA	18,228	935,855
Aeroports de Paris	2,854	642,514
Air Liquide SA	41,549	5,465,645
Airbus SE	56,423	7,086,864
Alstom SA(x)	15,192	678,913
Amundi SA(m)	6,049	453,277
Arkema SA	6,734	834,235
Atos SE	9,314	1,108,437
AXA SA‡	188,081	5,055,299
BioMerieux	4,168	347,459
BNP Paribas SA	108,923	6,665,973
Bollore SA	86,450	373,387
Bouygues SA	21,749	940,120
Bureau Veritas SA	25,455	656,997
Capgemini SE	15,387	1,936,574
Carrefour SA	55,238	1,058,212
Casino Guichard Perrachon SA(x)	5,972	251,142
Cie de Saint-Gobain	48,768	2,103,227
Cie Generale des Etablissements Michelin SCA	16,255	1,942,962
CNP Assurances	17,092	411,975
Covivio (REIT)	3,839	400,040
Credit Agricole SA	109,438	1,573,802
Danone SA	59,273	4,590,222
Dassault Aviation SA	236	436,768
Dassault Systemes SE	12,761	1,907,580
Edenred	23,205	884,511
Eiffage SA	7,791	869,838
Electricite de France SA	57,341	1,006,959
Engie SA	177,097	2,604,158
Essilor International Cie Generale d’Optique SA	20,343	3,010,272
Eurazeo SA	4,314	339,845
Eutelsat Communications SA	16,669	394,038
Faurecia SA	7,638	459,722
Gecina SA (REIT)	4,339	724,435
Getlink	43,329	553,379
Hermes International	3,084	2,043,135
Icade (REIT)	3,296	304,615
Iliad SA(x)	2,616	341,697
Imerys SA	3,643	269,009
Ingenico Group SA	5,655	429,662
Ipsen SA	3,705	622,885
JCDecaux SA	7,858	287,391
Kering SA	7,343	3,936,265
Klepierre SA (REIT)	19,996	708,795
Legrand SA	25,598	1,865,857
L’Oreal SA	24,500	5,908,177
LVMH Moet Hennessy Louis Vuitton SE	26,956	9,533,146
Natixis SA	93,468	634,197
Orange SA	192,787	3,074,379
Pernod Ricard SA	20,491	3,361,679
Peugeot SA	56,996	1,537,250
Publicis Groupe SA	20,532	1,227,215
Remy Cointreau SA	2,079	270,831
Renault SA	18,670	1,614,922
Rexel SA	29,420	441,835
Safran SA	32,365	4,535,590
Sanofi	108,935	9,683,231
Schneider Electric SE	52,761	4,245,190
SCOR SE	16,073	746,462
SEB SA	2,253	383,483
Societe BIC SA	2,526	231,252
Societe Generale SA	74,619	3,202,947
Sodexo SA	8,574	909,275
Suez	34,495	490,217
Teleperformance	5,512	1,039,953
Thales SA	10,216	1,451,228
TOTAL SA(x)	231,871	15,032,900
Ubisoft Entertainment SA*	7,739	839,413
Unibail-Rodamco-Westfield (REIT)	13,315	2,677,874
Valeo SA	22,899	994,349
Veolia Environnement SA	52,639	1,050,593
Vinci SA	49,138	4,679,378
Vivendi SA	101,219	2,605,426
Wendel SA	2,813	418,706

		152,335,045

Germany (8.4%)
1&1 Drillisch AG	5,348	260,169
adidas AG	18,264	4,472,222
Allianz SE (Registered)	42,665	9,510,950
Axel Springer SE	4,523	304,320
BASF SE	89,010	7,911,064
Bayer AG (Registered)	90,373	8,028,008
Bayerische Motoren Werke AG	32,321	2,916,169
Bayerische Motoren Werke AG (Preference)(q)	5,705	448,431
Beiersdorf AG	9,968	1,124,698
Brenntag AG	15,293	943,906
Commerzbank AG*	97,781	1,018,919
Continental AG	10,600	1,845,454
Covestro AG(m)	18,396	1,492,117
Daimler AG (Registered)	88,126	5,561,021
Delivery Hero SE(m)*	9,120	438,587
Deutsche Bank AG (Registered)	191,714	2,187,610
Deutsche Boerse AG	18,657	2,499,761
Deutsche Lufthansa AG (Registered)	22,395	550,196
Deutsche Post AG (Registered)	96,062	3,425,172
Deutsche Telekom AG (Registered)*	322,999	5,207,125
Deutsche Wohnen SE	34,374	1,649,078
E.ON SE	214,978	2,191,490
Evonik Industries AG	15,318	548,666
Fraport AG Frankfurt Airport Services Worldwide	4,180	369,328
Fresenius Medical Care AG & Co. KGaA	21,028	2,162,642
Fresenius SE & Co. KGaA	40,224	2,953,439
FUCHS PETROLUB SE (Preference)(q)	6,889	384,887
GEA Group AG	16,605	591,487
Hannover Rueck SE	5,943	839,745
HeidelbergCement AG	14,253	1,114,041
Henkel AG & Co. KGaA	9,951	1,056,578
Henkel AG & Co. KGaA (Preference)(q)	17,391	2,040,383
HOCHTIEF AG	1,799	298,271
HUGO BOSS AG	5,873	452,226
Infineon Technologies AG	108,976	2,476,125
Innogy SE*	9,370	397,629
Innogy SE(m)	3,978	177,772
K+S AG (Registered)	17,829	374,263
KION Group AG	6,633	407,704
LANXESS AG	8,498	622,385
Linde AG (Aquis Stock Exchange)	12,749	3,015,213
Linde AG (Turquoise Stock Exchange)	5,839	1,207,067
MAN SE	3,503	380,889
Merck KGaA	12,388	1,280,095
METRO AG	16,988	266,273
MTU Aero Engines AG	4,967	1,119,362

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	14,592	$3,231,694
OSRAM Licht AG	9,579	381,029
Porsche Automobil Holding SE (Preference)(q)	14,598	983,042
ProSiebenSat.1 Media SE	21,981	570,906
Puma SE	822	405,613
RWE AG	50,693	1,250,714
SAP SE	95,243	11,721,680
Sartorius AG (Preference)(q)	3,528	572,647
Schaeffler AG (Preference)(q)	14,262	182,313
Siemens AG (Registered)	74,136	9,497,582
Siemens Healthineers AG(m)*	14,777	649,815
Symrise AG	12,092	1,103,779
Telefonica Deutschland Holding AG	76,679	324,152
thyssenkrupp AG	41,007	1,035,067
TUI AG	40,996	787,086
Uniper SE	20,063	617,528
United Internet AG (Registered)	12,083	571,680
Volkswagen AG	3,082	537,111
Volkswagen AG (Preference)(q)	18,131	3,191,331
Vonovia SE	46,652	2,279,276
Wirecard AG	11,454	2,482,861
Zalando SE(m)*	10,393	404,358

		131,304,201

Hong Kong (2.9%)
AIA Group Ltd.	1,170,200	10,448,815
ASM Pacific Technology Ltd.	27,277	277,706
Bank of East Asia Ltd. (The)	118,021	440,222
CK Asset Holdings Ltd.	247,925	1,860,621
CK Hutchison Holdings Ltd.	263,580	3,037,028
CK Infrastructure Holdings Ltd.	60,613	480,051
CLP Holdings Ltd.	159,928	1,872,349
Dairy Farm International Holdings Ltd.	32,800	295,200
Galaxy Entertainment Group Ltd.	226,500	1,436,538
Hang Lung Group Ltd.	79,200	210,435
Hang Lung Properties Ltd.	188,311	368,042
Hang Seng Bank Ltd.	73,479	1,995,521
Henderson Land Development Co. Ltd.	124,765	627,144
HK Electric Investments & HK Electric Investments Ltd.(m)(x)	255,500	257,839
HKT Trust & HKT Ltd.	371,511	510,639
Hong Kong & China Gas Co. Ltd.	893,235	1,773,154
Hong Kong Exchanges & Clearing Ltd.	113,002	3,233,433
Hongkong Land Holdings Ltd.	113,400	748,440
Hysan Development Co. Ltd.	58,907	297,607
Jardine Matheson Holdings Ltd. (London Stock Exchange)	20,900	1,307,504
Jardine Matheson Holdings Ltd. (Singapore Stock Exchange)	900	56,475
Jardine Strategic Holdings Ltd.	21,500	778,085
Kerry Properties Ltd.	63,024	213,747
Li & Fung Ltd.	637,850	142,589
Link REIT (REIT)	210,819	2,074,972
Melco Resorts & Entertainment Ltd. (ADR)	24,223	512,316
MTR Corp. Ltd.	138,316	727,946
New World Development Co. Ltd.	594,913	811,623
NWS Holdings Ltd.	160,862	318,093
PCCW Ltd.	384,865	224,183
Power Assets Holdings Ltd.	131,014	912,103
Shangri-La Asia Ltd.	120,135	178,629
Sino Land Co. Ltd.	317,000	543,427
Sun Hung Kai Properties Ltd.	156,193	2,274,554
Swire Pacific Ltd., Class A	47,012	514,959
Swire Properties Ltd.	113,300	429,126
Techtronic Industries Co. Ltd.	135,600	866,083
WH Group Ltd.(m)	867,600	610,662
Wharf Holdings Ltd. (The)	127,213	346,131
Wharf Real Estate Investment Co. Ltd.	119,113	768,388
Wheelock & Co. Ltd.	78,874	473,041
Yue Yuen Industrial Holdings Ltd.	62,837	174,584

		45,430,004

Ireland (0.6%)
AerCap Holdings NV*	11,698	672,869
AIB Group plc	80,775	417,338
Bank of Ireland Group plc (Aquis Stock Exchange)	30	235
Bank of Ireland Group plc (Turquoise Stock Exchange)	91,891	703,618
CRH plc	81,174	2,655,883
James Hardie Industries plc (CHDI)	43,586	660,369
Kerry Group plc (London Stock Exchange), Class A	5	552
Kerry Group plc (Turquoise Stock Exchange), Class A	15,451	1,708,726
Paddy Power Betfair plc	7,999	682,612
Ryanair Holdings plc (ADR)*	1,760	169,030
Smurfit Kappa Group plc	22,206	878,144

		8,549,376

Israel (0.5%)
Azrieli Group Ltd.	4,073	209,170
Bank Hapoalim BM	103,885	760,845
Bank Leumi Le-Israel BM	144,083	950,281
Bezeq The Israeli Telecommunication Corp. Ltd.(x)	206,077	236,988
Check Point Software Technologies Ltd.*	12,207	1,436,398
Elbit Systems Ltd.	2,635	334,102
Frutarom Industries Ltd.	3,665	379,357
Israel Chemicals Ltd.	68,688	419,221
Mizrahi Tefahot Bank Ltd.	13,744	240,767
Nice Ltd.*	5,896	667,016
Teva Pharmaceutical Industries Ltd. (ADR)	92,916	2,001,410

		7,635,555

Italy (1.8%)
Assicurazioni Generali SpA	114,284	1,974,419
Atlantia SpA	46,513	965,050
Davide Campari-Milano SpA	57,558	490,181
Enel SpA	789,354	4,043,507
Eni SpA	246,666	4,663,027
Ferrari NV	11,764	1,619,909
Intesa Sanpaolo SpA	1,448,000	3,700,322
Leonardo SpA	36,301	437,489
Luxottica Group SpA	16,407	1,114,768
Mediobanca Banca di Credito Finanziario SpA	61,451	613,875
Moncler SpA	17,623	759,110
Pirelli & C SpA(m)*	39,056	327,761
Poste Italiane SpA(m)	46,842	374,284
Prysmian SpA	22,973	535,056
Recordati SpA	9,726	329,286
Snam SpA	223,782	932,501
Telecom Italia SpA*	1,660,242	970,628
Terna Rete Elettrica Nazionale SpA	140,184	748,862
UniCredit SpA	194,490	2,927,435

		27,527,470

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Japan (22.0%)
ABC-Mart, Inc.	3,535	$196,631
Acom Co. Ltd.(x)	34,076	137,360
Aeon Co. Ltd.	58,598	1,411,829
AEON Financial Service Co. Ltd.	10,881	225,339
Aeon Mall Co. Ltd.	10,498	180,356
AGC, Inc.	17,705	734,722
Air Water, Inc.	15,496	284,362
Aisin Seiki Co. Ltd.	15,956	776,595
Ajinomoto Co., Inc.	45,144	774,981
Alfresa Holdings Corp.	18,766	502,100
Alps Electric Co. Ltd.(x)	18,014	457,564
Amada Holdings Co. Ltd.	33,533	357,996
ANA Holdings, Inc.	10,976	383,513
Aozora Bank Ltd.	12,124	433,229
Asahi Group Holdings Ltd.	35,818	1,552,576
Asahi Kasei Corp.	121,242	1,838,584
Asics Corp.	15,333	228,605
Astellas Pharma, Inc.	183,468	3,200,436
Bandai Namco Holdings, Inc.	19,554	759,821
Bank of Kyoto Ltd. (The)	5,241	273,536
Benesse Holdings, Inc.	7,279	207,248
Bridgestone Corp.	58,481	2,209,637
Brother Industries Ltd.	22,770	449,709
Calbee, Inc.	8,469	278,772
Canon, Inc.	97,506	3,098,017
Casio Computer Co. Ltd.(x)	18,962	309,914
Central Japan Railway Co.(x)	14,028	2,921,162
Chiba Bank Ltd. (The)	57,823	394,919
Chubu Electric Power Co., Inc.	59,538	900,511
Chugai Pharmaceutical Co. Ltd.	21,392	1,374,420
Chugoku Electric Power Co., Inc. (The)(x)	26,736	343,554
Coca-Cola Bottlers Japan Holdings, Inc.	12,423	332,388
Concordia Financial Group Ltd.	104,331	511,462
Credit Saison Co. Ltd.	16,481	268,784
CyberAgent, Inc.	9,969	530,826
CYBERDYNE, Inc.(x)*	11,588	91,484
Dai Nippon Printing Co. Ltd.	22,627	526,144
Daicel Corp.	26,826	311,656
Daifuku Co. Ltd.(x)	9,877	503,325
Dai-ichi Life Holdings, Inc.	104,726	2,180,332
Daiichi Sankyo Co. Ltd.(x)	55,370	2,400,081
Daikin Industries Ltd.	24,228	3,225,211
Daito Trust Construction Co. Ltd.	6,829	878,418
Daiwa House Industry Co. Ltd.	54,289	1,609,271
Daiwa House REIT Investment Corp. (REIT)(x)	167	382,004
Daiwa Securities Group, Inc.	152,908	930,206
DeNA Co. Ltd.	11,795	208,349
Denso Corp.	43,004	2,270,560
Dentsu, Inc.	20,730	961,513
Disco Corp.	2,738	458,341
Don Quijote Holdings Co. Ltd.	11,941	604,302
East Japan Railway Co.	30,198	2,805,315
Eisai Co. Ltd.	24,251	2,360,641
Electric Power Development Co. Ltd.	13,121	363,189
FamilyMart UNY Holdings Co. Ltd.	6,127	637,937
FANUC Corp.	18,839	3,551,588
Fast Retailing Co. Ltd.	5,634	2,872,041
Fuji Electric Co. Ltd.	11,992	480,213
FUJIFILM Holdings Corp.	36,896	1,661,002
Fujitsu Ltd.	19,020	1,355,271
Fukuoka Financial Group, Inc.	14,756	405,843
Hakuhodo DY Holdings, Inc.	21,396	375,306
Hamamatsu Photonics KK	13,859	551,945
Hankyu Hanshin Holdings, Inc.	22,566	800,396
Hikari Tsushin, Inc.	2,028	400,888
Hino Motors Ltd.	22,792	249,545
Hirose Electric Co. Ltd.	3,437	375,704
Hisamitsu Pharmaceutical Co., Inc.	5,921	453,898
Hitachi Chemical Co. Ltd.	10,740	218,638
Hitachi Construction Machinery Co. Ltd.	9,823	328,528
Hitachi High-Technologies Corp.	7,239	249,434
Hitachi Ltd.	93,555	3,178,327
Hitachi Metals Ltd.	22,197	274,874
Honda Motor Co. Ltd.	158,138	4,786,451
Hoshizaki Corp.	5,287	547,220
Hoya Corp.	37,285	2,215,048
Hulic Co. Ltd.	29,129	285,855
Idemitsu Kosan Co. Ltd.	13,300	703,512
IHI Corp.	14,425	546,555
Iida Group Holdings Co. Ltd.	15,787	280,809
Inpex Corp.	100,069	1,248,000
Isetan Mitsukoshi Holdings Ltd.(x)	33,216	407,818
Isuzu Motors Ltd.	53,605	844,979
ITOCHU Corp.	138,068	2,527,561
J Front Retailing Co. Ltd.	21,683	336,447
Japan Airlines Co. Ltd.	11,663	419,219
Japan Airport Terminal Co. Ltd.(x)	4,236	192,749
Japan Exchange Group, Inc.	49,711	866,289
Japan Post Bank Co. Ltd.(x)	40,456	478,194
Japan Post Holdings Co. Ltd.	152,079	1,809,636
Japan Prime Realty Investment Corp. (REIT)	83	295,855
Japan Real Estate Investment Corp. (REIT)	124	650,449
Japan Retail Fund Investment Corp. (REIT)	244	442,602
Japan Tobacco, Inc.	105,898	2,764,421
JFE Holdings, Inc.	48,325	1,108,812
JGC Corp.	19,318	443,080
JSR Corp.	17,573	328,044
JTEKT Corp.	18,618	272,502
JXTG Holdings, Inc.	312,215	2,358,512
Kajima Corp.	44,112	640,979
Kakaku.com, Inc.	13,376	261,587
Kamigumi Co. Ltd.	10,882	239,822
Kaneka Corp.	4,394	203,014
Kansai Electric Power Co., Inc. (The)	66,713	1,005,803
Kansai Paint Co. Ltd.(x)	16,195	298,471
Kao Corp.	47,901	3,867,662
Kawasaki Heavy Industries Ltd.	13,679	385,858
KDDI Corp.	171,990	4,751,598
Keihan Holdings Co. Ltd.	8,768	334,916
Keikyu Corp.(x)	22,099	402,808
Keio Corp.	9,763	534,465
Keisei Electric Railway Co. Ltd.	13,235	465,939
Keyence Corp.	9,392	5,454,006
Kikkoman Corp.(x)	14,226	846,398
Kintetsu Group Holdings Co. Ltd.	16,096	647,410
Kirin Holdings Co. Ltd.	79,025	2,024,659
Kobayashi Pharmaceutical Co. Ltd.	4,841	356,194
Kobe Steel Ltd.	30,271	269,087
Koito Manufacturing Co. Ltd.	10,281	675,024
Komatsu Ltd.	89,187	2,712,817
Konami Holdings Corp.	9,645	377,753
Konica Minolta, Inc.	43,567	463,201
Kose Corp.	3,172	604,416
Kubota Corp.	93,968	1,597,009
Kuraray Co. Ltd.	31,356	471,361
Kurita Water Industries Ltd.	8,805	256,509

See Notes to Portfolio of Investments.

4

EQ ADVISORS TRUST

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Kyocera Corp.	30,788	$1,848,039
Kyowa Hakko Kirin Co. Ltd.	25,816	483,738
Kyushu Electric Power Co., Inc.(x)	35,826	432,296
Kyushu Railway Co.	15,220	463,485
Lawson, Inc.	4,487	273,280
LINE Corp.(x)*	6,994	295,469
Lion Corp.	21,462	476,765
LIXIL Group Corp.	25,682	494,563
M3, Inc.	40,729	924,127
Mabuchi Motor Co. Ltd.	4,633	186,959
Makita Corp.	21,264	1,064,884
Marubeni Corp.	149,996	1,372,961
Marui Group Co. Ltd.(x)	19,019	469,365
Maruichi Steel Tube Ltd.	4,822	157,239
Mazda Motor Corp.	55,632	667,858
McDonald’s Holdings Co. Japan Ltd.	6,915	303,695
Mebuki Financial Group, Inc.	81,423	281,634
Medipal Holdings Corp.	15,206	317,316
Meiji Holdings Co. Ltd.	11,938	801,681
Minebea Mitsumi, Inc.	38,264	693,750
MISUMI Group, Inc.	26,671	690,131
Mitsubishi Chemical Holdings Corp.	125,993	1,205,927
Mitsubishi Corp.	131,439	4,050,061
Mitsubishi Electric Corp.	174,955	2,396,739
Mitsubishi Estate Co. Ltd.	113,529	1,930,453
Mitsubishi Gas Chemical Co., Inc.	15,575	331,596
Mitsubishi Heavy Industries Ltd.(x)	29,381	1,134,435
Mitsubishi Materials Corp.	10,291	307,498
Mitsubishi Motors Corp.	64,157	452,860
Mitsubishi Tanabe Pharma Corp.	25,657	429,047
Mitsubishi UFJ Financial Group, Inc.	1,144,979	7,145,790
Mitsubishi UFJ Lease & Finance Co. Ltd.	38,483	226,590
Mitsui & Co. Ltd.	158,782	2,823,614
Mitsui Chemicals, Inc.	17,806	445,228
Mitsui Fudosan Co. Ltd.(x)	86,983	2,058,593
Mitsui OSK Lines Ltd.(x)	10,845	316,416
Mizuho Financial Group, Inc.	2,341,672	4,084,839
MS&AD Insurance Group Holdings, Inc.	45,213	1,509,753
Murata Manufacturing Co. Ltd.	17,356	2,667,863
Nabtesco Corp.	12,008	319,171
Nagoya Railroad Co. Ltd.	16,741	414,620
NEC Corp.	25,445	703,197
Nexon Co. Ltd.*	43,558	569,298
NGK Insulators Ltd.	25,589	422,054
NGK Spark Plug Co. Ltd.(x)	15,192	442,576
NH Foods Ltd.	9,288	342,925
Nidec Corp.	21,533	3,097,667
Nikon Corp.	31,287	587,905
Nintendo Co. Ltd.	11,050	4,032,151
Nippon Building Fund, Inc. (REIT)	128	740,151
Nippon Electric Glass Co. Ltd.	8,536	268,569
Nippon Express Co. Ltd.	7,358	483,108
Nippon Paint Holdings Co. Ltd.(x)	14,872	554,984
Nippon Prologis REIT, Inc. (REIT)	178	352,334
Nippon Steel & Sumitomo Metal Corp.	72,985	1,543,913
Nippon Telegraph & Telephone Corp.	66,652	3,010,544
Nippon Yusen KK	14,331	269,542
Nissan Chemical Corp.(x)	12,243	646,524
Nissan Motor Co. Ltd.	225,786	2,113,390
Nisshin Seifun Group, Inc.	19,510	427,565
Nissin Foods Holdings Co. Ltd.	5,900	405,554
Nitori Holdings Co. Ltd.(x)	7,632	1,094,556
Nitto Denko Corp.	16,267	1,219,238
NOK Corp.	6,756	116,009
Nomura Holdings, Inc.	335,071	1,600,449
Nomura Real Estate Holdings, Inc.	12,488	252,134
Nomura Real Estate Master Fund, Inc. (REIT)	365	498,574
Nomura Research Institute Ltd.	11,338	572,788
NSK Ltd.	33,973	389,305
NTT Data Corp.	59,443	822,952
NTT DOCOMO, Inc.	128,910	3,466,116
Obayashi Corp.	64,677	612,502
Obic Co. Ltd.	6,440	609,312
Odakyu Electric Railway Co. Ltd.(x)	29,599	700,247
Oji Holdings Corp.	79,504	577,282
Olympus Corp.	27,834	1,086,462
Omron Corp.	18,224	769,893
Ono Pharmaceutical Co. Ltd.	37,484	1,060,650
Oracle Corp. Japan	3,885	313,207
Oriental Land Co. Ltd.	19,143	2,001,574
ORIX Corp.	127,939	2,074,139
Osaka Gas Co. Ltd.	36,417	710,263
Otsuka Corp.	10,696	399,147
Otsuka Holdings Co. Ltd.	37,824	1,906,513
Panasonic Corp.	212,765	2,478,388
Park24 Co. Ltd.	10,640	321,672
Persol Holdings Co. Ltd.	17,650	413,987
Pola Orbis Holdings, Inc.	8,487	309,990
Rakuten, Inc.	83,835	642,523
Recruit Holdings Co. Ltd.	107,403	3,584,511
Renesas Electronics Corp.*	81,400	508,660
Resona Holdings, Inc.	205,803	1,156,170
Ricoh Co. Ltd.(x)	63,102	677,561
Rinnai Corp.	3,035	231,325
Rohm Co. Ltd.	9,096	662,866
Ryohin Keikaku Co. Ltd.	2,284	679,451
Sankyo Co. Ltd.	4,909	192,048
Santen Pharmaceutical Co. Ltd.	34,131	541,013
SBI Holdings, Inc.	21,857	679,064
Secom Co. Ltd.	20,011	1,631,243
Sega Sammy Holdings, Inc.	15,609	230,110
Seibu Holdings, Inc.	21,881	393,442
Seiko Epson Corp.	27,366	466,778
Sekisui Chemical Co. Ltd.	34,762	641,270
Sekisui House Ltd.	59,475	906,886
Seven & i Holdings Co. Ltd.	72,498	3,228,656
Seven Bank Ltd.(x)	51,181	161,714
SG Holdings Co. Ltd.	9,511	249,201
Sharp Corp.(x)	16,457	334,441
Shimadzu Corp.	21,861	684,960
Shimamura Co. Ltd.	2,242	212,716
Shimano, Inc.	7,061	1,137,889
Shimizu Corp.	53,108	484,712
Shin-Etsu Chemical Co. Ltd.	35,425	3,138,115
Shinsei Bank Ltd.	14,171	231,610
Shionogi & Co. Ltd.	26,482	1,730,350
Shiseido Co. Ltd.	36,512	2,827,575
Shizuoka Bank Ltd. (The)	40,622	364,676
Showa Denko KK	13,200	728,428
Showa Shell Sekiyu KK	18,277	387,192
SMC Corp.	5,621	1,798,799
SoftBank Group Corp.	79,987	8,074,731
Sohgo Security Services Co. Ltd.	7,080	311,253
Sompo Holdings, Inc.	32,694	1,392,416
Sony Corp.	122,931	7,536,854
Sony Financial Holdings, Inc.	18,015	397,021
Stanley Electric Co. Ltd.	12,309	420,881
Subaru Corp.	59,103	1,810,231
SUMCO Corp.	23,341	338,549
Sumitomo Chemical Co. Ltd.	142,179	832,151

See Notes to Portfolio of Investments.

5

EQ ADVISORS TRUST

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Sumitomo Corp.	107,770	$1,796,957
Sumitomo Dainippon Pharma Co. Ltd.(x)	16,516	379,249
Sumitomo Electric Industries Ltd.	72,134	1,131,339
Sumitomo Heavy Industries Ltd.	11,619	414,672
Sumitomo Metal Mining Co. Ltd.	22,820	800,568
Sumitomo Mitsui Financial Group, Inc.	130,252	5,257,311
Sumitomo Mitsui Trust Holdings, Inc.	32,698	1,345,677
Sumitomo Realty & Development Co. Ltd.	35,578	1,277,576
Sumitomo Rubber Industries Ltd.	17,792	266,990
Sundrug Co. Ltd.	6,689	238,725
Suntory Beverage & Food Ltd.	13,442	569,055
Suzuken Co. Ltd.	7,490	355,317
Suzuki Motor Corp.	33,382	1,912,076
Sysmex Corp.	16,283	1,401,582
T&D Holdings, Inc.	53,218	878,223
Taiheiyo Cement Corp.	11,240	352,672
Taisei Corp.	20,261	923,710
Taisho Pharmaceutical Holdings Co. Ltd.	3,326	406,602
Taiyo Nippon Sanso Corp.	14,545	217,625
Takashimaya Co. Ltd.	14,493	244,781
Takeda Pharmaceutical Co. Ltd.(x)	68,965	2,950,527
TDK Corp.	12,464	1,359,171
Teijin Ltd.	17,171	329,305
Terumo Corp.	29,823	1,766,492
THK Co. Ltd.	10,636	270,721
Tobu Railway Co. Ltd.	18,144	536,559
Toho Co. Ltd./Tokyo	10,835	339,965
Toho Gas Co. Ltd.	7,169	272,260
Tohoku Electric Power Co., Inc.	40,855	554,466
Tokio Marine Holdings, Inc.	65,135	3,231,526
Tokyo Century Corp.	4,248	263,958
Tokyo Electric Power Co. Holdings, Inc.*	136,600	670,857
Tokyo Electron Ltd.	15,391	2,114,535
Tokyo Gas Co. Ltd.	38,418	944,220
Tokyo Tatemono Co. Ltd.	21,001	256,182
Tokyu Corp.	48,994	896,053
Tokyu Fudosan Holdings Corp.	46,123	321,505
Toppan Printing Co. Ltd.	25,333	406,907
Toray Industries, Inc.	136,345	1,024,208
Toshiba Corp.*	63,350	1,831,571
Tosoh Corp.	24,201	372,749
TOTO Ltd.	14,178	588,358
Toyo Seikan Group Holdings Ltd.	15,003	311,231
Toyo Suisan Kaisha Ltd.	9,069	351,601
Toyoda Gosei Co. Ltd.	6,345	156,643
Toyota Industries Corp.	14,460	855,230
Toyota Motor Corp.	221,317	13,820,138
Toyota Tsusho Corp.	20,656	779,918
Trend Micro, Inc.	11,303	727,204
Tsuruha Holdings, Inc.	3,549	436,987
Unicharm Corp.	38,714	1,280,472
United Urban Investment Corp. (REIT)	286	448,810
USS Co. Ltd.	20,520	380,890
West Japan Railway Co.	16,339	1,139,071
Yahoo Japan Corp.	276,042	993,673
Yakult Honsha Co. Ltd.	11,007	901,911
Yamada Denki Co. Ltd.(x)	57,915	293,092
Yamaguchi Financial Group, Inc.(x)	20,756	226,157
Yamaha Corp.	13,579	719,465
Yamaha Motor Co. Ltd.	27,727	777,244
Yamato Holdings Co. Ltd.	29,428	903,405
Yamazaki Baking Co. Ltd.	11,917	238,508
Yaskawa Electric Corp.(x)	23,596	700,902
Yokogawa Electric Corp.(x)	21,531	455,369
Yokohama Rubber Co. Ltd. (The)	12,360	266,411
ZOZO, Inc.	20,206	611,764

		343,873,131

Jersey (0.0%)
Randgold Resources Ltd.	8,780	623,690

Luxembourg (0.3%)
ArcelorMittal	63,785	1,984,743
Eurofins Scientific SE	1,122	637,019
RTL Group SA	4,033	287,741
SES SA (FDR)	35,402	776,856
Tenaris SA	46,835	784,671

		4,471,030

Macau (0.1%)
MGM China Holdings Ltd.(x)	76,400	121,016
Sands China Ltd.(x)	235,396	1,065,970
SJM Holdings Ltd.(x)	201,000	185,894
Wynn Macau Ltd.	155,400	357,317

		1,730,197

Malta (0.0%)
BGP Holdings plc(r)*	810,676	—

Mexico (0.0%)
Fresnillo plc	22,452	240,374

Netherlands (4.2%)
ABN AMRO Group NV (CVA)(m)	40,288	1,096,906
Aegon NV	173,373	1,124,835
Akzo Nobel NV	24,641	2,304,204
ASML Holding NV	39,723	7,420,771
EXOR NV	10,718	719,520
Heineken Holding NV	11,174	1,011,939
Heineken NV	25,378	2,379,604
ING Groep NV	377,107	4,896,803
Koninklijke Ahold Delhaize NV	121,566	2,787,598
Koninklijke DSM NV	17,624	1,866,984
Koninklijke KPN NV	319,502	842,816
Koninklijke Philips NV	91,358	4,161,704
Koninklijke Vopak NV	7,633	376,116
NN Group NV	28,931	1,290,877
NXP Semiconductors NV*	33,529	2,866,729
Randstad NV	11,136	594,496
Royal Dutch Shell plc, Class A	445,503	15,309,327
Royal Dutch Shell plc, Class B	362,971	12,721,562
Wolters Kluwer NV	27,824	1,734,135

		65,506,926

New Zealand (0.2%)
a2 Milk Co. Ltd.*	71,875	536,453
Auckland International Airport Ltd.	90,573	438,265
Fisher & Paykel Healthcare Corp. Ltd.	56,727	565,902
Fletcher Building Ltd.*	88,914	385,445
Meridian Energy Ltd.	110,209	239,976
Ryman Healthcare Ltd.	39,613	367,605
Spark New Zealand Ltd.	174,124	467,443

		3,001,089

Norway (0.7%)
Aker BP ASA	10,712	454,606
DNB ASA	93,858	1,974,896
Equinor ASA	112,845	3,182,052
Gjensidige Forsikring ASA	20,511	345,767
Marine Harvest ASA	39,517	915,488
Norsk Hydro ASA	133,717	802,754
Orkla ASA	81,124	685,374
Schibsted ASA, Class B	8,685	300,927
Telenor ASA	72,029	1,408,056

See Notes to Portfolio of Investments.

6

EQ ADVISORS TRUST

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Yara International ASA	17,710	$869,751

		10,939,671

Portugal (0.1%)
Banco Espirito Santo SA (Registered)(r)*	106,365	—
EDP - Energias de Portugal SA	253,274	934,535
Galp Energia SGPS SA	47,603	944,555
Jeronimo Martins SGPS SA	25,435	374,604

		2,253,694

Singapore (1.1%)
Ascendas REIT (REIT)	240,922	465,260
CapitaLand Commercial Trust (REIT)	261,440	340,414
CapitaLand Ltd.	252,907	623,457
CapitaLand Mall Trust (REIT)	241,782	392,638
City Developments Ltd.	35,734	238,131
ComfortDelGro Corp. Ltd.	212,150	377,107
DBS Group Holdings Ltd.	172,270	3,287,754
Genting Singapore Ltd.	598,372	463,973
Golden Agri-Resources Ltd.	516,195	94,399
Jardine Cycle & Carriage Ltd.	10,260	240,092
Keppel Corp. Ltd.	134,125	682,865
Oversea-Chinese Banking Corp. Ltd.	307,225	2,570,977
SATS Ltd.	66,300	253,163
Sembcorp Industries Ltd.	98,409	222,438
Singapore Airlines Ltd.	53,348	380,095
Singapore Exchange Ltd.	80,762	435,402
Singapore Press Holdings Ltd.	164,997	346,397
Singapore Technologies Engineering Ltd.	151,679	394,994
Singapore Telecommunications Ltd.	791,545	1,876,015
Suntec REIT (REIT)	211,700	298,878
United Overseas Bank Ltd.	128,220	2,539,920
UOL Group Ltd.	50,715	255,606
Venture Corp. Ltd.	26,700	344,333
Wilmar International Ltd.	178,674	420,855

		17,545,163

South Africa (0.2%)
Anglo American plc	101,188	2,272,438
Investec plc	63,190	444,424
Mediclinic International plc	33,738	188,649

		2,905,511

Spain (2.6%)
ACS Actividades de Construccion y Servicios SA	25,214	1,073,797
Aena SME SA(m)	6,580	1,142,136
Amadeus IT Group SA	42,633	3,960,914
Banco Bilbao Vizcaya Argentaria SA	647,646	4,128,202
Banco de Sabadell SA	539,216	838,290
Banco Santander SA	1,563,736	7,871,428
Bankia SA	120,206	471,312
Bankinter SA	65,860	606,534
CaixaBank SA	345,516	1,579,773
Enagas SA	20,049	541,211
Endesa SA	30,385	656,533
Ferrovial SA	46,461	963,971
Grifols SA	29,575	833,041
Iberdrola SA	578,347	4,255,902
Industria de Diseno Textil SA	104,645	3,172,315
Mapfre SA	103,157	323,620
Naturgy Energy Group SA	32,865	897,092
Red Electrica Corp. SA	42,851	897,529
Repsol SA	133,114	2,652,885
Siemens Gamesa Renewable Energy SA*	24,479	309,793
Telefonica SA	454,378	3,596,874

		40,773,152

Sweden (2.4%)
Alfa Laval AB	28,730	779,073
Assa Abloy AB, Class B	96,266	1,935,090
Atlas Copco AB, Class A	64,479	1,858,757
Atlas Copco AB, Class B	38,453	1,026,074
Boliden AB	27,339	762,578
Electrolux AB	24,026	529,862
Epiroc AB, Class A*	66,714	745,404
Epiroc AB, Class B*	38,130	392,566
Essity AB, Class B	59,685	1,500,285
Hennes & Mauritz AB, Class B	85,590	1,581,711
Hexagon AB, Class B	24,634	1,444,102
Husqvarna AB, Class B	37,702	321,133
ICA Gruppen AB	7,951	252,288
Industrivarden AB, Class C	16,107	357,937
Investor AB, Class B	44,290	2,046,707
Kinnevik AB, Class B	23,167	701,470
L E Lundbergforetagen AB, Class B	7,446	251,010
Lundin Petroleum AB	18,662	714,361
Nordea Bank AB	294,781	3,212,693
Sandvik AB	108,413	1,924,314
Securitas AB, Class B	29,239	509,118
Skandinaviska Enskilda Banken AB, Class A	155,383	1,735,064
Skanska AB, Class B	33,521	658,358
SKF AB, Class B	37,575	741,362
Svenska Handelsbanken AB, Class A	146,094	1,845,202
Swedbank AB, Class A	87,888	2,178,559
Swedish Match AB	16,939	867,210
Tele2 AB, Class B	35,258	424,489
Telefonaktiebolaget LM Ericsson, Class B	294,638	2,615,056
Telia Co. AB	275,340	1,264,642
Volvo AB, Class B	151,924	2,685,517

		37,861,992

Switzerland (7.9%)
ABB Ltd. (Registered)	178,854	4,226,232
Adecco Group AG (Registered)	15,337	805,450
Baloise Holding AG (Registered)	4,860	741,331
Barry Callebaut AG (Registered)	220	416,955
Chocoladefabriken Lindt & Spruengli AG	102	715,060
Chocoladefabriken Lindt & Spruengli AG (Registered)	10	820,257
Cie Financiere Richemont SA (Registered)	50,644	4,128,307
Clariant AG (Registered)*	19,430	505,647
Coca-Cola HBC AG*	19,271	656,329
Credit Suisse Group AG (Registered)*	248,427	3,733,746
Dufry AG (Registered)(x)*	3,184	358,987
EMS-Chemie Holding AG (Registered)	818	487,599
Ferguson plc	22,322	1,895,506
Geberit AG (Registered)	3,560	1,651,225
Givaudan SA (Registered)	896	2,203,024
Glencore plc*	1,119,765	4,841,167
Julius Baer Group Ltd.*	22,071	1,104,450
Kuehne + Nagel International AG (Registered)	5,237	829,788
LafargeHolcim Ltd. (Registered)*	46,643	2,302,683
Lonza Group AG (Registered)*	7,263	2,479,219
Nestle SA (Registered)	301,596	25,144,268
Novartis AG (Registered)	210,102	18,068,686
Pargesa Holding SA	3,930	315,754
Partners Group Holding AG	1,667	1,322,355
Roche Holding AG	68,085	16,493,997

See Notes to Portfolio of Investments.

7

EQ ADVISORS TRUST

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Schindler Holding AG	4,038	$1,006,414
Schindler Holding AG (Registered)	2,018	486,919
SGS SA (Registered)	513	1,350,715
Sika AG (Registered)	12,514	1,822,143
Sonova Holding AG (Registered)	5,319	1,058,489
STMicroelectronics NV	65,176	1,185,790
Straumann Holding AG (Registered)	971	730,179
Swatch Group AG (The)	2,974	1,182,751
Swatch Group AG (The) (Registered)	5,545	432,232
Swiss Life Holding AG (Registered)*	3,373	1,278,537
Swiss Prime Site AG (Registered)*	7,064	602,103
Swiss Re AG	30,218	2,789,638
Swisscom AG (Registered)	2,475	1,123,258
Temenos Group AG (Registered)*	5,663	918,636
UBS Group AG (Registered)*	373,528	5,899,413
Vifor Pharma AG	4,513	782,440
Zurich Insurance Group AG	14,676	4,638,776

		123,536,455

United Arab Emirates (0.0%)
NMC Health plc	10,206	451,487

United Kingdom (12.8%)
3i Group plc	94,966	1,165,005
Admiral Group plc	19,523	529,283
Ashtead Group plc	48,009	1,524,951
Associated British Foods plc	33,936	1,012,917
AstraZeneca plc	122,748	9,540,188
Auto Trader Group plc(m)	89,719	522,253
Aviva plc	385,994	2,462,697
Babcock International Group plc	22,439	211,456
BAE Systems plc	310,684	2,550,347
Barclays plc	1,660,036	3,716,788
Barratt Developments plc	97,810	722,843
Berkeley Group Holdings plc	12,774	612,540
BP plc	1,933,319	14,849,700
British American Tobacco plc	222,275	10,384,771
British Land Co. plc (The) (REIT)	93,604	752,517
BT Group plc	825,050	2,422,809
Bunzl plc	32,233	1,013,761
Burberry Group plc	40,949	1,075,464
Centrica plc	531,080	1,072,233
CNH Industrial NV	99,594	1,196,808
Coca-Cola European Partners plc	6,218	282,732
Coca-Cola European Partners plc	14,963	680,368
Compass Group plc	154,175	3,428,236
ConvaTec Group plc(m)	128,467	389,140
Croda International plc	12,476	845,909
DCC plc	8,362	759,117
Diageo plc	238,477	8,451,493
Direct Line Insurance Group plc	131,530	555,282
easyJet plc	15,500	265,463
Experian plc	89,677	2,303,219
Fiat Chrysler Automobiles NV*	102,314	1,798,981
G4S plc	153,853	485,287
GlaxoSmithKline plc	480,600	9,626,731
GVC Holdings plc	53,413	639,446
Hammerson plc (REIT)	73,467	437,322
Hargreaves Lansdown plc	27,442	799,413
HSBC Holdings plc	1,942,993	16,962,665
Imperial Brands plc	92,855	3,232,637
Informa plc	118,234	1,174,597
InterContinental Hotels Group plc	17,535	1,092,475
International Consolidated Airlines Group SA	59,628	512,449
Intertek Group plc	15,777	1,026,542
ITV plc	357,966	736,485
J Sainsbury plc	174,021	729,903
John Wood Group plc	64,360	647,271
Johnson Matthey plc	18,242	846,923
Kingfisher plc	202,857	682,162
Land Securities Group plc (REIT)	72,848	838,789
Legal & General Group plc	570,829	1,950,817
Lloyds Banking Group plc	6,987,321	5,397,881
London Stock Exchange Group plc	30,507	1,823,523
Marks & Spencer Group plc	158,714	597,434
Meggitt plc	72,771	537,229
Melrose Industries plc	479,000	1,248,033
Merlin Entertainments plc(m)	67,918	354,451
Micro Focus International plc	43,360	807,888
Mondi plc	36,239	993,802
National Grid plc	326,521	3,368,099
Next plc	13,579	972,376
Pearson plc	75,639	877,432
Persimmon plc	29,813	918,998
Prudential plc	251,165	5,760,048
Reckitt Benckiser Group plc	64,864	5,931,589
RELX plc (London Stock Exchange)	100,860	2,124,408
RELX plc (Turquoise Stock Exchange)*	92,157	1,936,145
Rolls-Royce Holdings plc*	161,665	2,080,592
Royal Bank of Scotland Group plc	470,152	1,531,990
Royal Mail plc	85,257	530,172
RSA Insurance Group plc	99,280	744,059
Sage Group plc (The)	106,376	813,046
Schroders plc	12,059	486,463
Segro plc (REIT)	95,787	796,285
Severn Trent plc	23,145	557,791
Sky plc	98,504	2,219,865
Smith & Nephew plc	84,404	1,539,620
Smiths Group plc	38,874	757,745
SSE plc	99,396	1,484,674
St James’s Place plc	51,953	774,666
Standard Chartered plc	275,118	2,282,059
Standard Life Aberdeen plc	255,523	1,018,796
Taylor Wimpey plc	324,243	726,058
Tesco plc	953,724	2,980,915
Travis Perkins plc	25,720	357,192
Unilever NV (CVA)	149,555	8,328,682
Unilever plc	118,336	6,502,722
United Utilities Group plc	67,380	618,275
Vodafone Group plc	2,585,156	5,542,815
Weir Group plc (The)	23,171	532,445
Whitbread plc	17,515	1,076,846
Wm Morrison Supermarkets plc	209,185	707,259
WPP plc	123,134	1,804,742

		199,966,295

United States (0.5%)
Carnival plc	17,618	1,093,972
QIAGEN NV*	22,395	847,656
Shire plc	88,568	5,337,346

		7,278,974

Total Common Stocks (89.3%) (Cost $1,145,184,544)		1,398,627,894

	Number of Rights	Value (Note 1)
RIGHTS:
Australia (0.0%)
Harvey Norman Holdings Ltd., expiring 10/15/18* (Cost $—)	3,249	1,879

See Notes to Portfolio of Investments.

8

EQ ADVISORS TRUST

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Repurchase Agreements (1.2%)
Citigroup Global Markets, Inc., 2.44%, dated 9/28/18, due 10/5/18, repurchase price $2,000,949, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 1.625%-2.250%, maturing 11/30/19-11/15/27; total market value $2,108,572.(xx)	$2,000,000	$2,000,000
Deutsche Bank Securities, Inc., 2.26%, dated 9/28/18, due 10/1/18, repurchase price $396,264, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 5/15/19-8/15/47; total market value $404,113.(xx)	396,189	396,189
ING Bank NV, 2.42%, dated 9/28/18, due 10/1/18, repurchase price $2,300,464, collateralized by various Common Stocks; total market value $2,555,866.(xx)	2,300,000	2,300,000
Natwest Markets Securities, Inc., 2.14%, dated 9/25/18, due 10/2/18, repurchase price $2,000,476, collateralized by various U.S. Government Treasury Securities, ranging from 1.375%-2.125%, maturing 10/31/20-11/15/26; total market value $2,040,728.(xx)	2,000,000	2,000,000
Natwest Markets Securities, Inc., 2.19%, dated 9/28/18, due 10/5/18, repurchase price $500,213, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-3.375%, maturing 2/15/19-5/15/44; total market value $510,093.(xx)	500,000	500,000
NBC Global Finance Ltd., 2.34%, dated 9/28/18, due 10/1/18, repurchase price $1,200,234, collateralized by various Common Stocks; total market value $1,335,186.(xx)	1,200,000	1,200,000
NBC Global Finance Ltd., 2.37%, dated 9/28/18, due 10/5/18, repurchase price $1,700,783, collateralized by various Common Stocks; total market value $1,891,665.(xx)	1,700,000	1,700,000
Societe Generale SA, 2.31%, dated 9/28/18, due 10/1/18, repurchase price $5,000,963, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.000%- 4.250%, maturing 2/7/19-2/15/47; total market value $5,553,242.(xx)	5,000,000	5,000,000
Societe Generale SA, 2.34%, dated 9/28/18, due 10/5/18, repurchase price $3,001,365, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.000%-4.250%, maturing 2/7/19-2/15/47; total market value $3,331,945.(xx)	3,000,000	3,000,000

Total Repurchase Agreements		18,096,189

Total Short-Term Investments (1.2%) (Cost $18,096,189)		18,096,189

Total Investments in Securities (90.5%) (Cost $1,163,280,733)		1,416,725,962
Other Assets Less Liabilities (9.5%)		147,867,270

Net Assets (100%)		$1,564,593,232

See Notes to Portfolio of Investments.

9

EQ ADVISORS TRUST

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

*	Non-income producing.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At September 30, 2018, the market value of these securities amounted to $9,952,185 or 0.6% of net assets.

(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.

(r)	Value determined using significant unobservable inputs.

(x)	All or a portion of security is on loan at September 30, 2018.

(xx)

At September 30, 2018, the Portfolio had loaned securities with a total value of $18,348,434. This was secured by cash collateral of $18,096,189 which was subsequently invested in joint repurchase agreements with a total value of $18,096,189, for which the Portfolio has a proportionate interest as reported in the Portfolio of Investments as Repurchase Agreements, and $1,302,482 collateralized by various U.S. Government Treasury Securities, ranging from 0.000% - 7.625%, maturing 10/11/18-8/15/48.

Glossary:

ADR — American Depositary Receipt

AUD — Australian Dollar

CHDI — Clearing House Electronic Subregister System (CHESS) Depository Interest

CVA — Dutch Certification

EUR — European Currency Unit

FDR — Finnish Depositary Receipt

GBP — British Pound

HKD — Hong Kong Dollar

JPY — Japanese Yen

REIT — Real Estate Investment Trust

SDR — Swedish Depositary Receipt

USD — United States Dollar

Sector Weightings

As of September 30, 2018

	Market Value	% of Net Assets
Financials	$274,943,845	17.6%
Industrials	202,819,659	13.0
Consumer Staples	156,160,718	10.0
Health Care	155,433,973	9.9
Consumer Discretionary	154,116,854	9.8
Materials	113,223,047	7.2
Information Technology	86,242,087	5.5
Energy	86,241,813	5.5
Communication Services	77,003,939	4.9
Real Estate	47,165,995	3.0
Utilities	45,277,843	2.9
Repurchase Agreements	18,096,189	1.2
Cash and Other	147,867,270	9.5

		100.0%

See Notes to Portfolio of Investments.

10

EQ ADVISORS TRUST

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

Investments in companies which were affiliates for nine months ended September 30, 2018, were as follows:

Security Description	Shares at September 30, 2018	Market Value December 31, 2017 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value September 30, 2018 ($)	Dividend/Interest Income ($)	Capital Gain Distributions ($)
AXA SA	188,081	5,869,297	74,201	(354,876)	30,474	(563,797)	5,055,299	246,364	—

Futures contracts outstanding as of September 30, 2018 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
EURO STOXX 50 Index	1,591	12/2018	EUR	62,565,698	1,137,463
FTSE 100 Index	405	12/2018	GBP	39,519,511	1,175,906
MSCI EAFE E-Mini Index	44	12/2018	USD	4,346,100	39,648
SPI 200 Index	142	12/2018	AUD	15,894,531	23,123
TOPIX Index	248	12/2018	JPY	39,670,833	3,210,045

					5,586,185

Forward foreign currency contracts outstanding as of September 30, 2018 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
USD	123,281	HKD	964,820	HSBC Bank plc	10/3/2018	33
AUD	1,756,218	USD	1,246,904	HSBC Bank plc	12/21/2018	23,386
EUR	4,023,569	USD	4,697,464	HSBC Bank plc	12/21/2018	6,698
GBP	2,421,311	USD	3,161,631	HSBC Bank plc	12/21/2018	6,956

Total unrealized appreciation						37,073

USD	316,582	AUD	438,049	Credit Suisse	10/3/2018	(62)
EUR	562,814	USD	666,800	HSBC Bank plc	12/21/2018	(8,785)
JPY	379,067,285	USD	3,424,467	HSBC Bank plc	12/21/2018	(65,610)

Total unrealized depreciation						(74,457)

Net unrealized depreciation						(37,384)

See Notes to Portfolio of Investments.

11

EQ ADVISORS TRUST

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2018:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Australia	$—	$104,097,196	$—		$104,097,196
Austria	—	3,375,712	—		3,375,712
Belgium	—	14,163,070	—		14,163,070
Chile	—	422,093	—		422,093
China	—	2,179,512	—		2,179,512
Colombia	—	385,084	—		385,084
Denmark	—	23,469,855	—		23,469,855
Finland	—	14,794,890	—		14,794,890
France	—	152,335,045	—		152,335,045
Germany	—	131,304,201	—		131,304,201
Hong Kong	3,346,345	42,083,659	—		45,430,004
Ireland	841,899	7,707,477	—		8,549,376
Israel	3,437,808	4,197,747	—		7,635,555
Italy	—	27,527,470	—		27,527,470
Japan	—	343,873,131	—		343,873,131
Jersey	—	623,690	—		623,690
Luxembourg	—	4,471,030	—		4,471,030
Macau	—	1,730,197	—		1,730,197
Malta	—	—	—	(a)	— (a)
Mexico	—	240,374	—		240,374
Netherlands	2,866,729	62,640,197	—		65,506,926
New Zealand	—	3,001,089	—		3,001,089
Norway	—	10,939,671	—		10,939,671
Portugal	—	2,253,694	—	(a)	2,253,694
Singapore	—	17,545,163	—		17,545,163
South Africa	—	2,905,511	—		2,905,511
Spain	—	40,773,152	—		40,773,152
Sweden	—	37,861,992	—		37,861,992
Switzerland	—	123,536,455	—		123,536,455
United Arab Emirates	—	451,487	—		451,487
United Kingdom	963,100	199,003,195	—		199,966,295
United States	—	7,278,974	—		7,278,974
Forward Currency Contracts	—	37,073	—		37,073
Futures	5,586,185	—	—		5,586,185
Rights
Australia	—	1,879	—		1,879
Short-Term Investments
Repurchase Agreements	—	18,096,189	—		18,096,189

Total Assets	$17,042,066	$1,405,307,154	$—		$1,422,349,220

Liabilities:
Forward Currency Contracts	$—	$(74,457)	$—		$(74,457)

Total Liabilities	$—	$(74,457)	$—		$(74,457)

Total	$17,042,066	$1,405,232,697	$—		$1,422,274,763

(a)	Value is zero.

There were no transfers between Levels 1, 2 or 3 during the nine months ended September 30, 2018.

See Notes to Portfolio of Investments.

12

EQ ADVISORS TRUST

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

As of September 30, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$416,696,135
Aggregate gross unrealized depreciation	(169,046,917)

Net unrealized appreciation	$247,649,218

Federal income tax cost of investments in securities and derivative instruments, if applicable	$1,174,625,545

See Notes to Portfolio of Investments.

13

EQ ADVISORS TRUST

ATM LARGE CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (8.4%)
Diversified Telecommunication Services (1.8%)
AT&T, Inc.	948,247	$31,842,134
CenturyLink, Inc.	125,203	2,654,304
Verizon Communications, Inc.	539,525	28,805,240

		63,301,678

Entertainment (1.4%)
Activision Blizzard, Inc.	98,943	8,231,068
Electronic Arts, Inc.*	39,643	4,776,585
Take-Two Interactive Software, Inc.*	14,953	2,063,364
Twenty-First Century Fox, Inc., Class A	137,114	6,352,492
Twenty-First Century Fox, Inc., Class B	61,798	2,831,584
Viacom, Inc., Class B	46,523	1,570,616
Walt Disney Co. (The)	194,170	22,706,241

		48,531,950

Interactive Media & Services (4.1%)
Alphabet, Inc., Class A*	39,027	47,108,711
Alphabet, Inc., Class C*	40,090	47,846,212
Facebook, Inc., Class A*	314,169	51,668,234
Twitter, Inc.*	91,522	2,604,716

		149,227,873

Media (1.1%)
CBS Corp. (Non-Voting), Class B	44,027	2,529,351
Charter Communications, Inc., Class A*	23,570	7,680,992
Comcast Corp., Class A	597,793	21,167,850
Discovery, Inc., Class A(x)*	20,217	646,944
Discovery, Inc., Class C*	48,310	1,429,010
DISH Network Corp., Class A*	31,010	1,108,918
Interpublic Group of Cos., Inc. (The)	50,669	1,158,800
News Corp., Class A	47,133	621,684
News Corp., Class B	15,202	206,747
Omnicom Group, Inc.	29,398	1,999,652

		38,549,948

Total Communication Services		299,611,449

Consumer Discretionary (10.0%)
Auto Components (0.1%)
Aptiv plc	34,113	2,862,081
BorgWarner, Inc.	27,548	1,178,503
Goodyear Tire & Rubber Co. (The)	30,908	722,938

		4,763,522

Automobiles (0.3%)
Ford Motor Co.	511,845	4,734,566
General Motors Co.	169,702	5,713,867
Harley-Davidson, Inc.	20,934	948,310

		11,396,743

Distributors (0.1%)
Genuine Parts Co.	18,946	1,883,232
LKQ Corp.*	42,562	1,347,939

		3,231,171

Diversified Consumer Services (0.0%)
H&R Block, Inc.	28,935	745,076

Hotels, Restaurants & Leisure (1.5%)
Carnival Corp.	52,634	3,356,470
Chipotle Mexican Grill, Inc.*	3,319	1,508,552
Darden Restaurants, Inc.	16,359	1,818,957
Hilton Worldwide Holdings, Inc.	38,226	3,087,896
Marriott International, Inc., Class A	37,904	5,004,465
McDonald’s Corp.	101,707	17,014,565
MGM Resorts International	66,559	1,857,662
Norwegian Cruise Line Holdings Ltd.*	26,545	1,524,479
Royal Caribbean Cruises Ltd.	22,546	2,929,627
Starbucks Corp.	177,288	10,077,050
Wynn Resorts Ltd.	12,258	1,557,501
Yum! Brands, Inc.	41,370	3,760,947

		53,498,171

Household Durables (0.3%)
DR Horton, Inc.	43,827	1,848,624
Garmin Ltd.	15,958	1,117,858
Leggett & Platt, Inc.	17,399	761,902
Lennar Corp., Class A	37,387	1,745,599
Mohawk Industries, Inc.*	8,207	1,439,097
Newell Brands, Inc.	58,597	1,189,519
PulteGroup, Inc.	36,378	901,083
Whirlpool Corp.	8,543	1,014,481

		10,018,163

Internet & Direct Marketing Retail (4.2%)
Amazon.com, Inc.*	53,727	107,615,182
Booking Holdings, Inc.*	6,245	12,390,080
eBay, Inc.*	122,801	4,054,889
Expedia Group, Inc.	15,394	2,008,609
Netflix, Inc.*	56,799	21,250,210
TripAdvisor, Inc.(x)*	13,158	671,979

		147,990,949

Leisure Products (0.1%)
Hasbro, Inc.	15,376	1,616,325
Mattel, Inc.(x)*	43,969	690,313

		2,306,638

Multiline Retail (0.5%)
Dollar General Corp.	34,240	3,742,432
Dollar Tree, Inc.*	31,127	2,538,407
Kohl’s Corp.	21,910	1,633,391
Macy’s, Inc.	41,422	1,438,586
Nordstrom, Inc.	14,982	896,073
Target Corp.	68,998	6,086,313

		16,335,202

Specialty Retail (2.2%)
Advance Auto Parts, Inc.	9,943	1,673,705
AutoZone, Inc.*	3,464	2,687,025
Best Buy Co., Inc.	31,459	2,496,586
CarMax, Inc.*	22,634	1,690,081
Foot Locker, Inc.	15,460	788,151
Gap, Inc. (The)	28,709	828,255
Home Depot, Inc. (The)	149,781	31,027,135
L Brands, Inc.	30,120	912,636
Lowe’s Cos., Inc.	106,334	12,209,270
O’Reilly Automotive, Inc.*	10,564	3,669,088
Ross Stores, Inc.	48,791	4,835,188
Tiffany & Co.	13,984	1,803,516
TJX Cos., Inc. (The)	81,502	9,129,854
Tractor Supply Co.	15,406	1,400,097
Ulta Beauty, Inc.*	7,508	2,118,157

		77,268,744

Textiles, Apparel & Luxury Goods (0.7%)
Hanesbrands, Inc.(x)	45,128	831,709
Michael Kors Holdings Ltd.*	19,471	1,334,932
NIKE, Inc., Class B	167,131	14,159,339
PVH Corp.	9,765	1,410,066
Ralph Lauren Corp.	6,959	957,210
Tapestry, Inc.	37,832	1,901,815
Under Armour, Inc., Class A(x)*	27,687	587,518
Under Armour, Inc., Class C*	27,861	542,175
VF Corp.	42,463	3,968,167

		25,692,931

Total Consumer Discretionary		353,247,310

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

ATM LARGE CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Consumer Staples (6.1%)
Beverages (1.6%)
Brown-Forman Corp., Class B	25,453	$1,286,649
Coca-Cola Co. (The)	499,892	23,090,010
Constellation Brands, Inc., Class A	22,067	4,758,087
Molson Coors Brewing Co., Class B	25,225	1,551,338
Monster Beverage Corp.*	52,396	3,053,639
PepsiCo, Inc.	184,790	20,659,522

		54,399,245

Food & Staples Retailing (1.3%)
Costco Wholesale Corp.	57,276	13,452,987
Kroger Co. (The)	103,622	3,016,436
Sysco Corp.	62,595	4,585,084
Walgreens Boots Alliance, Inc.	110,434	8,050,639
Walmart, Inc.	187,865	17,642,402

		46,747,548

Food Products (1.0%)
Archer-Daniels-Midland Co.	74,172	3,728,626
Campbell Soup Co.(x)	26,055	954,395
Conagra Brands, Inc.	50,572	1,717,931
General Mills, Inc.	77,526	3,327,416
Hershey Co. (The)	18,183	1,854,666
Hormel Foods Corp.(x)	36,245	1,428,053
JM Smucker Co. (The)	14,959	1,534,943
Kellogg Co.	33,069	2,315,491
Kraft Heinz Co. (The)	80,196	4,419,602
McCormick & Co., Inc. (Non-Voting)	15,918	2,097,197
Mondelez International, Inc., Class A	191,784	8,239,040
Tyson Foods, Inc., Class A	38,662	2,301,549

		33,918,909

Household Products (1.2%)
Church & Dwight Co., Inc.	32,906	1,953,629
Clorox Co. (The)	16,547	2,488,834
Colgate-Palmolive Co.	113,393	7,591,661
Kimberly-Clark Corp.	45,234	5,140,392
Procter & Gamble Co. (The)	325,977	27,131,066

		44,305,582

Personal Products (0.1%)
Coty, Inc., Class A	58,705	737,335
Estee Lauder Cos., Inc. (The), Class A	29,756	4,324,142

		5,061,477

Tobacco (0.9%)
Altria Group, Inc.	246,440	14,862,796
Philip Morris International, Inc.	202,908	16,545,119

		31,407,915

Total Consumer Staples		215,840,676

Energy (5.4%)
Energy Equipment & Services (0.6%)
Baker Hughes a GE Co.	55,820	1,888,391
Halliburton Co.	114,691	4,648,426
Helmerich & Payne, Inc.	15,096	1,038,152
National Oilwell Varco, Inc.	49,132	2,116,607
Schlumberger Ltd.	180,414	10,990,820
TechnipFMC plc	55,369	1,730,281

		22,412,677

Oil, Gas & Consumable Fuels (4.8%)
Anadarko Petroleum Corp.	66,246	4,465,643
Andeavor	18,002	2,763,307
Apache Corp.	49,920	2,379,686
Cabot Oil & Gas Corp.	58,303	1,312,984
Chevron Corp.#	250,019	30,572,324
Cimarex Energy Co.	12,551	1,166,490
Concho Resources, Inc.*	25,806	3,941,867
ConocoPhillips	152,016	11,766,038
Devon Energy Corp.	66,693	2,663,718
EOG Resources, Inc.	75,342	9,611,379
EQT Corp.	34,348	1,519,212
Exxon Mobil Corp.	552,871	47,005,093
Hess Corp.	33,105	2,369,656
HollyFrontier Corp.	21,692	1,516,271
Kinder Morgan, Inc.	248,535	4,406,526
Marathon Oil Corp.	109,472	2,548,508
Marathon Petroleum Corp.	59,639	4,769,331
Newfield Exploration Co.*	26,915	775,959
Noble Energy, Inc.	62,337	1,944,291
Occidental Petroleum Corp.	99,487	8,174,847
ONEOK, Inc.	53,741	3,643,102
Phillips 66	55,676	6,275,799
Pioneer Natural Resources Co.	22,376	3,897,675
Valero Energy Corp.	55,844	6,352,255
Williams Cos., Inc. (The)	157,817	4,291,044

		170,133,005

Total Energy		192,545,682

Financials (12.1%)
Banks (5.4%)
Bank of America Corp.	1,218,259	35,889,910
BB&T Corp.	100,787	4,892,201
Citigroup, Inc.	329,882	23,665,735
Citizens Financial Group, Inc.	62,967	2,428,637
Comerica, Inc.	21,992	1,983,678
Fifth Third Bancorp	86,763	2,422,423
Huntington Bancshares, Inc.	143,358	2,138,901
JPMorgan Chase & Co.	440,561	49,712,904
KeyCorp	135,940	2,703,847
M&T Bank Corp.	18,932	3,115,071
People’s United Financial, Inc.	47,878	819,671
PNC Financial Services Group, Inc. (The)‡	60,792	8,279,262
Regions Financial Corp.	144,702	2,655,282
SunTrust Banks, Inc.	59,718	3,988,565
SVB Financial Group*	7,016	2,180,783
US Bancorp	201,036	10,616,711
Wells Fargo & Co.	567,885	29,848,036
Zions Bancorp	24,661	1,236,749

		188,578,366

Capital Markets (2.5%)
Affiliated Managers Group, Inc.	6,798	929,423
Ameriprise Financial, Inc.	18,283	2,699,668
Bank of New York Mellon Corp. (The)	123,531	6,298,846
BlackRock, Inc.‡	16,038	7,559,191
Cboe Global Markets, Inc.	14,871	1,427,021
Charles Schwab Corp. (The)	157,286	7,730,607
CME Group, Inc.	44,195	7,522,431
E*TRADE Financial Corp.*	33,815	1,771,568
Franklin Resources, Inc.(x)	40,897	1,243,678
Goldman Sachs Group, Inc. (The)	45,777	10,265,033
Intercontinental Exchange, Inc.	74,926	5,611,208
Invesco Ltd.	51,763	1,184,337
Jefferies Financial Services, Inc.	37,103	814,782
Moody’s Corp.	21,888	3,659,674
Morgan Stanley	174,493	8,126,138
MSCI, Inc.	11,715	2,078,358
Nasdaq, Inc.	14,686	1,260,059
Northern Trust Corp.	28,683	2,929,395
Raymond James Financial, Inc.	17,174	1,580,867
S&P Global, Inc.	32,915	6,431,262
State Street Corp.	48,972	4,102,874
T. Rowe Price Group, Inc.	31,363	3,424,212

		88,650,632

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

ATM LARGE CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Consumer Finance (0.6%)
American Express Co.	92,523	$9,852,775
Capital One Financial Corp.	62,759	5,957,712
Discover Financial Services	44,989	3,439,409
Synchrony Financial	89,980	2,796,578

		22,046,474

Diversified Financial Services (1.5%)
Berkshire Hathaway, Inc., Class B*	255,643	54,735,723

Insurance (2.1%)
Aflac, Inc.	99,945	4,704,411
Allstate Corp. (The)	45,303	4,471,406
American International Group, Inc.	116,365	6,195,273
Aon plc	31,645	4,866,368
Arthur J Gallagher & Co.	23,699	1,764,154
Assurant, Inc.	7,235	781,018
Brighthouse Financial, Inc.*	15,558	688,286
Chubb Ltd.	60,491	8,084,018
Cincinnati Financial Corp.	19,719	1,514,616
Everest Re Group Ltd.	5,264	1,202,666
Hartford Financial Services Group, Inc. (The)	46,241	2,310,200
Lincoln National Corp.	28,287	1,913,898
Loews Corp.	36,329	1,824,806
Marsh & McLennan Cos., Inc.	65,716	5,436,028
MetLife, Inc.	130,724	6,107,425
Principal Financial Group, Inc.	34,193	2,003,368
Progressive Corp. (The)	76,177	5,411,614
Prudential Financial, Inc.	54,641	5,536,226
Torchmark Corp.	13,820	1,198,056
Travelers Cos., Inc. (The)	34,775	4,510,665
Unum Group	27,723	1,083,138
Willis Towers Watson plc	17,230	2,428,396

		74,036,036

Total Financials		428,047,231

Health Care (13.6%)
Biotechnology (2.3%)
AbbVie, Inc.	197,780	18,706,033
Alexion Pharmaceuticals, Inc.*	29,222	4,062,150
Amgen, Inc.	85,196	17,660,279
Biogen, Inc.*	26,730	9,443,976
Celgene Corp.*	91,828	8,217,688
Gilead Sciences, Inc.	169,366	13,076,749
Incyte Corp.*	22,923	1,583,521
Regeneron Pharmaceuticals, Inc.*	10,180	4,113,127
Vertex Pharmaceuticals, Inc.*	33,484	6,453,706

		83,317,229

Health Care Equipment & Supplies (3.0%)
Abbott Laboratories	228,865	16,789,535
ABIOMED, Inc.*	5,761	2,591,010
Align Technology, Inc.*	9,657	3,778,012
Baxter International, Inc.	65,019	5,012,315
Becton Dickinson and Co.	34,810	9,085,409
Boston Scientific Corp.*	180,817	6,961,455
Cooper Cos., Inc. (The)	6,241	1,729,693
Danaher Corp.	79,950	8,687,367
Dentsply Sirona, Inc.	29,228	1,103,065
Edwards Lifesciences Corp.*	27,136	4,724,378
Hologic, Inc.*	36,740	1,505,605
IDEXX Laboratories, Inc.*	11,404	2,847,123
Intuitive Surgical, Inc.*	14,849	8,523,326
Medtronic plc	176,450	17,357,386
ResMed, Inc.	18,314	2,112,337
Stryker Corp.	40,996	7,284,169
Varian Medical Systems, Inc.*	11,590	1,297,269
Zimmer Biomet Holdings, Inc.	26,672	3,506,568

		104,896,022

Health Care Providers & Services (3.1%)
Aetna, Inc.	42,570	8,635,325
AmerisourceBergen Corp.	20,484	1,889,034
Anthem, Inc.	33,788	9,259,601
Cardinal Health, Inc.	39,555	2,135,970
Centene Corp.*	26,808	3,881,262
Cigna Corp.	31,913	6,645,882
CVS Health Corp.	132,411	10,423,394
DaVita, Inc.*	17,049	1,221,220
Envision Healthcare Corp.*	16,169	739,408
Express Scripts Holding Co.*	73,512	6,984,375
HCA Healthcare, Inc.	35,594	4,951,837
Henry Schein, Inc.*	19,780	1,681,893
Humana, Inc.	18,069	6,116,718
Laboratory Corp. of America Holdings*	13,702	2,379,763
McKesson Corp.	26,287	3,486,971
Quest Diagnostics, Inc.	17,914	1,933,100
UnitedHealth Group, Inc.	125,643	33,426,065
Universal Health Services, Inc., Class B	11,040	1,411,354
WellCare Health Plans, Inc.*	6,486	2,078,698

		109,281,870

Health Care Technology (0.1%)
Cerner Corp.*	42,397	2,730,791

Life Sciences Tools & Services (0.9%)
Agilent Technologies, Inc.	41,915	2,956,684
Illumina, Inc.*	19,120	7,018,187
IQVIA Holdings, Inc.*	21,054	2,731,546
Mettler-Toledo International, Inc.*	3,312	2,016,942
PerkinElmer, Inc.	14,886	1,447,961
Thermo Fisher Scientific, Inc.	52,473	12,807,610
Waters Corp.*	10,278	2,000,921

		30,979,851

Pharmaceuticals (4.2%)
Allergan plc	42,432	8,082,447
Bristol-Myers Squibb Co.	213,134	13,231,359
Eli Lilly & Co.	124,680	13,379,411
Johnson & Johnson	350,284	48,398,739
Merck & Co., Inc.	348,419	24,716,844
Mylan NV*	67,517	2,471,122
Nektar Therapeutics*	22,156	1,350,630
Perrigo Co. plc	16,092	1,139,314
Pfizer, Inc.	764,983	33,712,801
Zoetis, Inc.	63,185	5,785,219

		152,267,886

Total Health Care		483,473,649

Industrials (8.8%)
Aerospace & Defense (2.5%)
Arconic, Inc.	56,776	1,249,640
Boeing Co. (The)	70,304	26,146,057
General Dynamics Corp.	36,286	7,428,470
Harris Corp.	15,403	2,606,342
Huntington Ingalls Industries, Inc.	5,745	1,471,180
L3 Technologies, Inc.	10,268	2,183,182
Lockheed Martin Corp.	32,459	11,229,515
Northrop Grumman Corp.	22,650	7,188,431
Raytheon Co.	37,324	7,713,378
Rockwell Collins, Inc.	21,304	2,992,573
Textron, Inc.	32,708	2,337,641
TransDigm Group, Inc.*	6,414	2,387,932
United Technologies Corp.	98,135	13,720,253

		88,654,594

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

ATM LARGE CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Air Freight & Logistics (0.6%)
CH Robinson Worldwide, Inc.	17,873	$1,750,124
Expeditors International of Washington, Inc.	22,896	1,683,543
FedEx Corp.	31,873	7,674,700
United Parcel Service, Inc., Class B	90,439	10,558,753

		21,667,120

Airlines (0.4%)
Alaska Air Group, Inc.	16,479	1,134,744
American Airlines Group, Inc.	53,667	2,218,057
Delta Air Lines, Inc.	82,750	4,785,433
Southwest Airlines Co.	67,920	4,241,604
United Continental Holdings, Inc.*	30,117	2,682,220

		15,062,058

Building Products (0.2%)
Allegion plc	12,307	1,114,645
AO Smith Corp.	18,928	1,010,187
Fortune Brands Home & Security, Inc.	18,863	987,667
Johnson Controls International plc	120,912	4,231,920
Masco Corp.	40,349	1,476,773

		8,821,192

Commercial Services & Supplies (0.3%)
Cintas Corp.	11,260	2,227,341
Copart, Inc.*	26,843	1,383,220
Republic Services, Inc.	28,816	2,093,771
Rollins, Inc.	9,130	554,100
Stericycle, Inc.*	11,125	652,815
Waste Management, Inc.	51,422	4,646,491

		11,557,738

Construction & Engineering (0.1%)
Fluor Corp.	17,513	1,017,505
Jacobs Engineering Group, Inc.	15,089	1,154,309
Quanta Services, Inc.*	19,515	651,411

		2,823,225

Electrical Equipment (0.5%)
AMETEK, Inc.	30,384	2,403,982
Eaton Corp. plc	56,498	4,900,072
Emerson Electric Co.	81,743	6,259,879
Rockwell Automation, Inc.	16,012	3,002,570

		16,566,503

Industrial Conglomerates (1.4%)
3M Co.	76,877	16,198,753
General Electric Co.#	1,133,674	12,799,179
Honeywell International, Inc.	97,148	16,165,427
Roper Technologies, Inc.	13,567	4,018,681

		49,182,040

Machinery (1.4%)
Caterpillar, Inc.	77,785	11,861,434
Cummins, Inc.	19,641	2,868,961
Deere & Co.	42,058	6,322,579
Dover Corp.	19,378	1,715,534
Flowserve Corp.	17,314	946,903
Fortive Corp.(x)	40,514	3,411,279
Illinois Tool Works, Inc.	40,395	5,700,542
Ingersoll-Rand plc	32,038	3,277,487
PACCAR, Inc.	46,049	3,140,081
Parker-Hannifin Corp.	17,439	3,207,555
Pentair plc	20,622	893,964
Snap-on, Inc.	7,427	1,363,597
Stanley Black & Decker, Inc.	19,749	2,892,044
Xylem, Inc.	24,065	1,922,072

		49,524,032

Professional Services (0.3%)
Equifax, Inc.	16,032	2,093,298
IHS Markit Ltd.*	46,500	2,509,140
Nielsen Holdings plc	45,002	1,244,755
Robert Half International, Inc.	16,101	1,133,188
Verisk Analytics, Inc.*	21,172	2,552,286

		9,532,667

Road & Rail (0.9%)
CSX Corp.	108,740	8,052,197
JB Hunt Transport Services, Inc.	11,708	1,392,550
Kansas City Southern	13,072	1,480,796
Norfolk Southern Corp.	36,671	6,619,116
Union Pacific Corp.	97,973	15,952,943

		33,497,602

Trading Companies & Distributors (0.2%)
Fastenal Co.	38,618	2,240,617
United Rentals, Inc.*	10,775	1,762,790
WW Grainger, Inc.	6,215	2,221,303

		6,224,710

Total Industrials		313,113,481

Information Technology (19.0%)
Communications Equipment (1.0%)
Arista Networks, Inc.*	6,650	1,767,969
Cisco Systems, Inc.	601,865	29,280,732
F5 Networks, Inc.*	7,724	1,540,320
Juniper Networks, Inc.	44,074	1,320,898
Motorola Solutions, Inc.	21,175	2,755,715

		36,665,634

Electronic Equipment, Instruments & Components (0.4%)
Amphenol Corp., Class A	39,326	3,697,431
Corning, Inc.	106,464	3,758,179
FLIR Systems, Inc.	17,891	1,099,760
IPG Photonics Corp.*	4,650	725,726
TE Connectivity Ltd.	45,781	4,025,522

		13,306,618

IT Services (4.4%)
Accenture plc, Class A	83,771	14,257,824
Akamai Technologies, Inc.*	22,309	1,631,903
Alliance Data Systems Corp.	6,279	1,482,849
Automatic Data Processing, Inc.	57,300	8,632,818
Broadridge Financial Solutions, Inc.	15,211	2,007,091
Cognizant Technology Solutions Corp., Class A	75,916	5,856,919
DXC Technology Co.	37,344	3,492,411
Fidelity National Information Services, Inc.	42,617	4,648,236
Fiserv, Inc.*	52,813	4,350,735
FleetCor Technologies, Inc.*	11,640	2,652,058
Gartner, Inc.*	11,848	1,877,908
Global Payments, Inc.	20,883	2,660,494
International Business Machines Corp.#	119,698	18,099,535
Mastercard, Inc., Class A	119,294	26,556,037
Paychex, Inc.	42,611	3,138,300
PayPal Holdings, Inc.*	152,003	13,351,944
Total System Services, Inc.	22,384	2,210,196
VeriSign, Inc.*	13,590	2,176,031
Visa, Inc., Class A	232,380	34,877,915
Western Union Co. (The)	57,021	1,086,820

		155,048,024

Semiconductors & Semiconductor Equipment (3.5%)
Advanced Micro Devices, Inc.*	110,695	3,419,369
Analog Devices, Inc.	48,707	4,503,449
Applied Materials, Inc.	129,275	4,996,479
Broadcom, Inc.	56,610	13,967,385
Intel Corp.	603,939	28,560,275
KLA-Tencor Corp.	19,952	2,029,318
Lam Research Corp.	20,817	3,157,939
Microchip Technology, Inc.(x)	30,682	2,421,117
Micron Technology, Inc.*	150,484	6,806,391

See Notes to Portfolio of Investments.

4

EQ ADVISORS TRUST

ATM LARGE CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
NVIDIA Corp.	79,353	$22,299,780
Qorvo, Inc.*	17,165	1,319,817
QUALCOMM, Inc.	183,531	13,219,738
Skyworks Solutions, Inc.	23,018	2,087,963
Texas Instruments, Inc.	127,198	13,647,073
Xilinx, Inc.	33,106	2,654,108

		125,090,201

Software (5.4%)
Adobe Systems, Inc.*	64,041	17,287,868
ANSYS, Inc.*	11,088	2,069,908
Autodesk, Inc.*	28,719	4,483,323
CA, Inc.	39,904	1,761,762
Cadence Design Systems, Inc.*	36,660	1,661,431
Citrix Systems, Inc.*	17,014	1,891,276
Intuit, Inc.	33,252	7,561,505
Microsoft Corp.	1,001,944	114,592,334
Oracle Corp.	374,862	19,327,885
Red Hat, Inc.*	23,264	3,170,418
salesforce.com, Inc.*	99,231	15,780,706
Symantec Corp.	83,537	1,777,667
Synopsys, Inc.*	19,512	1,924,078

		193,290,161

Technology Hardware, Storage & Peripherals (4.3%)
Apple, Inc.#	601,714	135,830,918
Hewlett Packard Enterprise Co.	194,168	3,166,880
HP, Inc.	208,771	5,380,029
NetApp, Inc.	34,200	2,937,438
Seagate Technology plc	35,000	1,657,250
Western Digital Corp.	37,989	2,223,876
Xerox Corp.	30,654	827,045

		152,023,436

Total Information Technology		675,424,074

Materials (2.2%)
Chemicals (1.6%)
Air Products & Chemicals, Inc.	28,714	4,796,674
Albemarle Corp.(x)	14,113	1,408,195
CF Industries Holdings, Inc.	30,705	1,671,580
DowDuPont, Inc.	301,729	19,404,193
Eastman Chemical Co.	18,101	1,732,628
Ecolab, Inc.	33,372	5,232,062
FMC Corp.(x)	18,133	1,580,835
International Flavors & Fragrances, Inc.	10,386	1,444,900
LyondellBasell Industries NV, Class A	41,371	4,240,941
Mosaic Co. (The)	44,934	1,459,456
PPG Industries, Inc.	31,919	3,483,320
Praxair, Inc.	37,662	6,053,413
Sherwin-Williams Co. (The)	10,831	4,930,380

		57,438,577

Construction Materials (0.1%)
Martin Marietta Materials, Inc.	8,103	1,474,341
Vulcan Materials Co.	17,256	1,918,867

		3,393,208

Containers & Packaging (0.3%)
Avery Dennison Corp.	11,879	1,287,090
Ball Corp.	44,808	1,971,104
International Paper Co.	52,747	2,592,514
Packaging Corp. of America	12,491	1,370,138
Sealed Air Corp.	20,870	837,931
WestRock Co.	33,143	1,771,162

		9,829,939

Metals & Mining (0.2%)
Freeport-McMoRan, Inc.	185,383	2,580,531
Newmont Mining Corp.	69,510	2,099,202
Nucor Corp.	41,350	2,623,658

		7,303,391

Total Materials		77,965,115

Real Estate (2.4%)
Equity Real Estate Investment Trusts (REITs) (2.3%)
Alexandria Real Estate Equities, Inc. (REIT)	13,734	1,727,600
American Tower Corp. (REIT)	57,462	8,349,228
Apartment Investment & Management Co. (REIT), Class A	19,519	861,373
AvalonBay Communities, Inc. (REIT)	18,081	3,275,373
Boston Properties, Inc. (REIT)	19,857	2,444,198
Crown Castle International Corp. (REIT)	53,845	5,994,564
Digital Realty Trust, Inc. (REIT)	26,946	3,030,886
Duke Realty Corp. (REIT)	46,431	1,317,247
Equinix, Inc. (REIT)	10,506	4,547,942
Equity Residential (REIT)	48,083	3,185,980
Essex Property Trust, Inc. (REIT)	8,622	2,127,134
Extra Space Storage, Inc. (REIT)	16,412	1,421,936
Federal Realty Investment Trust (REIT)	9,299	1,176,045
HCP, Inc. (REIT)	59,775	1,573,278
Host Hotels & Resorts, Inc. (REIT)	96,726	2,040,919
Iron Mountain, Inc. (REIT)	38,104	1,315,350
Kimco Realty Corp. (REIT)	58,354	976,846
Macerich Co. (The) (REIT)	13,090	723,746
Mid-America Apartment Communities, Inc. (REIT)	14,932	1,495,888
Prologis, Inc. (REIT)	82,481	5,591,387
Public Storage (REIT)	19,675	3,967,070
Realty Income Corp. (REIT)	38,184	2,172,288
Regency Centers Corp. (REIT)	21,240	1,373,591
SBA Communications Corp. (REIT)*	15,028	2,413,948
Simon Property Group, Inc. (REIT)	40,256	7,115,248
SL Green Realty Corp. (REIT)	11,171	1,089,508
UDR, Inc. (REIT)	36,301	1,467,649
Ventas, Inc. (REIT)	46,598	2,533,999
Vornado Realty Trust (REIT)	21,950	1,602,350
Welltower, Inc. (REIT)	49,426	3,179,080
Weyerhaeuser Co. (REIT)	99,057	3,196,569

		83,288,220

Real Estate Management & Development (0.1%)
CBRE Group, Inc., Class A*	41,568	1,833,149

Total Real Estate		85,121,369

Utilities (2.6%)
Electric Utilities (1.6%)
Alliant Energy Corp.	31,344	1,334,314
American Electric Power Co., Inc.	64,515	4,572,823
Duke Energy Corp.	92,728	7,420,095
Edison International	42,458	2,873,557
Entergy Corp.	23,865	1,936,167
Evergy, Inc.	34,810	1,911,765
Eversource Energy	41,393	2,543,186
Exelon Corp.	126,305	5,514,476
FirstEnergy Corp.	61,962	2,303,128
NextEra Energy, Inc.	61,548	10,315,445
PG&E Corp.*	66,857	3,076,091
Pinnacle West Capital Corp.	15,094	1,195,143
PPL Corp.	91,376	2,673,662
Southern Co. (The)	132,689	5,785,240
Xcel Energy, Inc.	66,437	3,136,491

		56,591,583

See Notes to Portfolio of Investments.

5

EQ ADVISORS TRUST

ATM LARGE CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Independent Power and Renewable Electricity Producers (0.1%)
AES Corp.	89,591	$1,254,274
NRG Energy, Inc.	39,051	1,460,507

		2,714,781

Multi-Utilities (0.8%)
Ameren Corp.	31,413	1,985,930
CenterPoint Energy, Inc.	54,974	1,520,031
CMS Energy Corp.	36,229	1,775,221
Consolidated Edison, Inc.	41,359	3,151,142
Dominion Energy, Inc.	85,477	6,007,324
DTE Energy Co.	23,459	2,560,081
NiSource, Inc.	47,932	1,194,465
Public Service Enterprise Group, Inc.	66,168	3,493,009
SCANA Corp.	18,923	735,915
Sempra Energy	35,335	4,019,356
WEC Energy Group, Inc.	41,168	2,748,376

		29,190,850

Water Utilities (0.1%)
American Water Works Co., Inc.	24,100	2,120,077

Total Utilities		90,617,291

Total Common Stocks (90.6%) (Cost $1,360,704,275)		3,215,007,327

SHORT-TERM INVESTMENTS:
Investment Company (3.9%)
JPMorgan Prime Money Market Fund, IM Shares	137,287,759	137,328,945

	Principal Amount	Value (Note 1)
Repurchase Agreements (0.3%)
Deutsche Bank Securities, Inc., 2.26%, dated 9/28/18, due 10/1/18, repurchase price $3,302,075, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 5/15/19-8/15/47; total market value $3,367,483.(xx)	$3,301,454	3,301,454
ING Bank NV, 2.42%, dated 9/28/18, due 10/1/18, repurchase price $400,081, collateralized by various Common Stocks; total market value $444,498.(xx)	400,000	400,000
Natwest Markets Securities, Inc., 2.14%, dated 9/25/18, due 10/2/18, repurchase price $350,083, collateralized by various U.S. Government Treasury Securities, ranging from 1.375%-2.125%, maturing 10/31/20-11/15/26; total market value $357,127.(xx)	350,000	350,000
Natwest Markets Securities, Inc., 2.19%, dated 9/28/18, due 10/5/18, repurchase price $2,000,852, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-3.375%, maturing 2/15/19-5/15/44; total market value $2,040,373.(xx)	2,000,000	2,000,000
Natwest Markets Securities, Inc., 2.25%, dated 9/28/18, due 10/1/18, repurchase price $1,000,188, collateralized by various U.S. Government Treasury Securities, ranging from 1.375%-2.875%, maturing 5/31/19-11/15/26; total market value $1,020,192.(xx)	1,000,000	1,000,000
NBC Global Finance Ltd., 2.34%, dated 9/28/18, due 10/1/18, repurchase price $2,100,410, collateralized by various Common Stocks; total market value $2,336,576.(xx)	2,100,000	2,100,000
Societe Generale SA, 2.19%, dated 9/28/18, due 10/5/18, repurchase price $1,000,426, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.125%, maturing 11/8/18-11/15/45; total market value $1,020,000.(xx)	1,000,000	1,000,000

Total Repurchase Agreements		10,151,454

Total Short-Term Investments (4.2%) (Cost $147,463,620)		147,480,399

Total Investments in Securities (94.8%) (Cost $1,508,167,895)		3,362,487,726
Other Assets Less Liabilities (5.2%)		184,372,476

Net Assets (100%)		$3,546,860,202

See Notes to Portfolio of Investments.

6

EQ ADVISORS TRUST

ATM LARGE CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

*	Non-income producing.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $11,924,106.

(x)	All or a portion of security is on loan at September 30, 2018.

(xx)

At September 30, 2018, the Portfolio had loaned securities with a total value of $10,987,547. This was secured by cash collateral of $10,151,454 which was subsequently invested in joint repurchase agreements with a total value of $10,151,454, for which the Portfolio has a proportionate interest as reported in the Portfolio of Investments as Repurchase Agreements, and $1,122,912 collateralized by various U.S. Government Treasury Securities, ranging from 0.000% - 8.750%, maturing 10/4/18-11/15/47.

Glossary:

USD — United States Dollar

See Notes to Portfolio of Investments.

7

EQ ADVISORS TRUST

ATM LARGE CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

Investments in companies which were affiliates for nine months ended September 30, 2018, were as follows:

Security Description	Shares at September 30, 2018	Market Value December 31, 2017 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value September 30, 2018 ($)	Dividend/Interest Income ($)	Capital Gain Distributions ($)
BlackRock, Inc.	11,372	6,502,541	—	(681,955)	219,146	(679,767)	5,359,965	104,621	—
PNC Financial Services Group, Inc. (The)	43,191	7,035,148	—	(826,558)	435,014	(761,422)	5,882,182	113,879	—

Total		13,537,689	—	(1,508,513)	654,160	(1,441,189)	11,242,147	218,500	—

Futures contracts outstanding as of September 30, 2018 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index	2,283	12/2018	USD	333,203,850	1,522,887

					1,522,887

See Notes to Portfolio of Investments.

8

EQ ADVISORS TRUST

ATM LARGE CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2018:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$299,611,449	$—	$—	$299,611,449
Consumer Discretionary	353,247,310	—	—	353,247,310
Consumer Staples	215,840,676	—	—	215,840,676
Energy	192,545,682	—	—	192,545,682
Financials	428,047,231	—	—	428,047,231
Health Care	483,473,649	—	—	483,473,649
Industrials	313,113,481	—	—	313,113,481
Information Technology	675,424,074	—	—	675,424,074
Materials	77,965,115	—	—	77,965,115
Real Estate	85,121,369	—	—	85,121,369
Utilities	90,617,291	—	—	90,617,291
Futures	1,522,887	—	—	1,522,887
Short-Term Investments
Investment Company	137,328,945	—	—	137,328,945
Repurchase Agreements	—	10,151,454	—	10,151,454

Total Assets	$3,353,859,159	$10,151,454	$—	$3,364,010,613

Total Liabilities	$—	$—	$—	$—

Total	$3,353,859,159	$10,151,454	$—	$3,364,010,613

There were no transfers between Levels 1, 2 or 3 during the nine months ended September 30, 2018.

As of September 30, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,897,828,068
Aggregate gross unrealized depreciation	(45,864,838)

Net unrealized appreciation	$1,851,963,230

Federal income tax cost of investments in securities and derivative instruments, if applicable	$1,512,047,383

See Notes to Portfolio of Investments.

9

EQ ADVISORS TRUST

ATM MID CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (1.9%)
Entertainment (0.8%)
Cinemark Holdings, Inc.	10,510	$422,502
Live Nation Entertainment, Inc.*	13,616	741,664
World Wrestling Entertainment, Inc., Class A	4,273	413,327

		1,577,493

Interactive Media & Services (0.1%)
Cars.com, Inc.*	6,312	174,274

Media (0.9%)
AMC Networks, Inc., Class A*	4,472	296,672
Cable One, Inc.	497	439,155
John Wiley & Sons, Inc., Class A	4,501	272,761
Meredith Corp.(x)	3,919	200,065
New York Times Co. (The), Class A	13,941	322,734
TEGNA, Inc.	21,343	255,262

		1,786,649

Wireless Telecommunication Services (0.1%)
Telephone & Data Systems, Inc.	9,075	276,152

Total Communication Services		3,814,568

Consumer Discretionary (10.5%)
Auto Components (0.9%)
Adient plc	8,563	336,612
Dana, Inc.	14,276	266,533
Delphi Technologies plc	8,774	275,153
Gentex Corp.	26,542	569,590
Visteon Corp.*	2,901	269,503

		1,717,391

Automobiles (0.2%)
Thor Industries, Inc.	4,943	413,729

Distributors (0.3%)
Pool Corp.	4,008	668,855

Diversified Consumer Services (0.9%)
Adtalem Global Education, Inc.*	5,896	284,187
Graham Holdings Co., Class B	438	253,733
Service Corp. International	17,807	787,069
Sotheby’s*	3,635	178,806
Weight Watchers International, Inc.*	3,820	275,002

		1,778,797

Hotels, Restaurants & Leisure (3.4%)
Boyd Gaming Corp.	7,959	269,412
Brinker International, Inc.(x)	4,024	188,042
Cheesecake Factory, Inc. (The)(x)	4,166	223,048
Churchill Downs, Inc.	1,176	326,575
Cracker Barrel Old Country Store, Inc.(x)	2,391	351,788
Domino’s Pizza, Inc.	4,141	1,220,768
Dunkin’ Brands Group, Inc.(x)	8,274	609,959
Eldorado Resorts, Inc.*	6,409	311,477
International Speedway Corp., Class A	2,420	105,996
Jack in the Box, Inc.	2,703	226,592
Marriott Vacations Worldwide Corp.	4,064	454,152
Papa John’s International, Inc.(x)	2,216	113,636
Scientific Games Corp., Class A*	5,377	136,576
Six Flags Entertainment Corp.(x)	7,062	493,069
Texas Roadhouse, Inc.	6,552	453,988
Wendy’s Co. (The)	18,491	316,936
Wyndham Destinations, Inc.	9,797	424,798
Wyndham Hotels & Resorts, Inc.	9,860	547,920

		6,774,732

Household Durables (1.2%)
Helen of Troy Ltd.*	2,620	342,958
KB Home	8,442	201,848
NVR, Inc.*	352	869,722
Tempur Sealy International, Inc.(x)*	4,493	237,680
Toll Brothers, Inc.	13,392	442,338
TRI Pointe Group, Inc.*	14,985	185,814
Tupperware Brands Corp.	4,934	165,042

		2,445,402

Leisure Products (0.6%)
Brunswick Corp.	8,553	573,222
Polaris Industries, Inc.	5,769	582,381

		1,155,603

Multiline Retail (0.4%)
Big Lots, Inc.	3,964	165,656
Dillard’s, Inc., Class A(x)	1,894	144,588
Ollie’s Bargain Outlet Holdings, Inc.*	5,084	488,572

		798,816

Specialty Retail (2.0%)
Aaron’s, Inc.	6,825	371,690
American Eagle Outfitters, Inc.	16,607	412,352
AutoNation, Inc.*	5,673	235,713
Bed Bath & Beyond, Inc.(x)	13,837	207,555
Dick’s Sporting Goods, Inc.	7,548	267,803
Five Below, Inc.*	5,508	716,369
Michaels Cos., Inc. (The)*	9,642	156,490
Murphy USA, Inc.*	2,945	251,680
Sally Beauty Holdings, Inc.*	11,850	217,922
Signet Jewelers Ltd.	5,120	337,562
Urban Outfitters, Inc.*	7,526	307,813
Williams-Sonoma, Inc.(x)	7,940	521,817

		4,004,766

Textiles, Apparel & Luxury Goods (0.6%)
Carter’s, Inc.	4,594	452,968
Deckers Outdoor Corp.*	2,978	353,131
Skechers U.S.A., Inc., Class A*	13,345	372,726

		1,178,825

Total Consumer Discretionary		20,936,916

Consumer Staples (3.0%)
Beverages (0.1%)
Boston Beer Co., Inc. (The), Class A*	862	247,825

Food & Staples Retailing (0.5%)
Casey’s General Stores, Inc.	3,624	467,894
Sprouts Farmers Market, Inc.*	12,527	343,365
United Natural Foods, Inc.*	4,968	148,792

		960,051

Food Products (1.8%)
Flowers Foods, Inc.	18,099	337,727
Hain Celestial Group, Inc. (The)*	8,820	239,198
Ingredion, Inc.	7,010	735,771
Lamb Weston Holdings, Inc.	14,470	963,703
Lancaster Colony Corp.	1,940	289,467
Post Holdings, Inc.*	6,572	644,319
Sanderson Farms, Inc.(x)	2,001	206,843
Tootsie Roll Industries, Inc.(x)	1,809	52,913
TreeHouse Foods, Inc.*	5,551	265,615

		3,735,556

Household Products (0.2%)
Energizer Holdings, Inc.	5,895	345,742

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

ATM MID CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Personal Products (0.4%)
Edgewell Personal Care Co.*	5,340	$246,868
Nu Skin Enterprises, Inc., Class A	5,495	452,898

		699,766

Total Consumer Staples		5,988,940

Energy (4.8%)
Energy Equipment & Services (1.8%)
Apergy Corp.*	7,653	333,365
Core Laboratories NV	4,391	508,610
Diamond Offshore Drilling, Inc.(x)*	6,333	126,660
Dril-Quip, Inc.*	3,688	192,698
Ensco plc, Class A	43,194	364,557
McDermott International, Inc.*	17,823	328,478
Nabors Industries Ltd.	32,151	198,050
Oceaneering International, Inc.*	9,714	268,106
Patterson-UTI Energy, Inc.	21,713	371,509
Rowan Cos. plc, Class A*	12,544	236,204
Superior Energy Services, Inc.*	15,262	148,652
Transocean Ltd.(x)*	42,417	591,717

		3,668,606

Oil, Gas & Consumable Fuels (3.0%)
Callon Petroleum Co.*	22,480	269,535
Chesapeake Energy Corp.(x)*	90,243	405,191
CNX Resources Corp.*	21,033	300,982
Energen Corp.*	8,098	697,805
Gulfport Energy Corp.*	15,571	162,094
Matador Resources Co.*	10,239	338,399
Murphy Oil Corp.	16,051	535,140
Oasis Petroleum, Inc.*	26,393	374,253
PBF Energy, Inc., Class A	11,831	590,485
QEP Resources, Inc.*	23,358	264,413
Range Resources Corp.	20,428	347,072
SM Energy Co.	10,173	320,755
Southwestern Energy Co.*	57,917	295,956
World Fuel Services Corp.	6,688	185,124
WPX Energy, Inc.*	38,992	784,518

		5,871,722

Total Energy		9,540,328

Financials (14.3%)
Banks (6.8%)
Associated Banc-Corp.	16,974	441,324
BancorpSouth Bank	8,868	289,984
Bank of Hawaii Corp.	4,160	328,266
Bank OZK	11,941	453,280
Cathay General Bancorp	7,610	315,358
Chemical Financial Corp.	7,042	376,043
Commerce Bancshares, Inc.	9,369	618,542
Cullen/Frost Bankers, Inc.	6,307	658,704
East West Bancorp, Inc.	14,325	864,801
First Horizon National Corp.	32,086	553,804
FNB Corp.	32,061	407,816
Fulton Financial Corp.	17,402	289,743
Hancock Whitney Corp.	8,422	400,466
Home BancShares, Inc.	15,848	347,071
International Bancshares Corp.	5,400	243,000
MB Financial, Inc.	8,304	382,897
PacWest Bancorp	12,098	576,471
Pinnacle Financial Partners, Inc.	7,223	434,463
Prosperity Bancshares, Inc.	6,561	455,005
Signature Bank	5,460	627,027
Sterling Bancorp	22,277	490,094
Synovus Financial Corp.	11,581	530,294
TCF Financial Corp.	16,567	394,460
Texas Capital Bancshares, Inc.*	4,969	410,688
Trustmark Corp.	6,679	224,748
UMB Financial Corp.	4,450	315,505
Umpqua Holdings Corp.	21,763	452,670
United Bankshares, Inc.	10,232	371,933
Valley National Bancorp	32,725	368,156
Webster Financial Corp.	9,107	536,949
Wintrust Financial Corp.	5,576	473,625

		13,633,187

Capital Markets (2.5%)
Eaton Vance Corp.	11,665	613,112
Evercore, Inc., Class A	4,038	406,021
FactSet Research Systems, Inc.	3,811	852,559
Federated Investors, Inc., Class B	9,441	227,717
Interactive Brokers Group, Inc., Class A	7,418	410,290
Janus Henderson Group plc	16,627	448,264
Legg Mason, Inc.	8,444	263,706
MarketAxess Holdings, Inc.	3,713	662,733
SEI Investments Co.	13,024	795,766
Stifel Financial Corp.	7,026	360,153

		5,040,321

Consumer Finance (0.4%)
Navient Corp.	23,243	313,316
SLM Corp.*	43,071	480,241

		793,557

Insurance (4.1%)
Alleghany Corp.	1,474	961,830
American Financial Group, Inc.	6,965	772,906
Aspen Insurance Holdings Ltd.	5,876	245,617
Brown & Brown, Inc.	22,901	677,183
CNO Financial Group, Inc.	16,252	344,867
First American Financial Corp.	11,043	569,708
Genworth Financial, Inc., Class A*	49,448	206,198
Hanover Insurance Group, Inc. (The)	4,227	521,485
Kemper Corp.	6,012	483,665
Mercury General Corp.	2,668	133,827
Old Republic International Corp.	28,085	628,542
Primerica, Inc.	4,257	513,181
Reinsurance Group of America, Inc.	6,296	910,150
RenaissanceRe Holdings Ltd.	3,981	531,782
WR Berkley Corp.	9,506	759,815

		8,260,756

Thrifts & Mortgage Finance (0.5%)
LendingTree, Inc.(x)*	735	169,124
New York Community Bancorp, Inc.	48,507	503,017
Washington Federal, Inc.	8,246	263,872

		936,013

Total Financials		28,663,834

Health Care (9.1%)
Biotechnology (0.5%)
Exelixis, Inc.*	29,438	521,641
United Therapeutics Corp.*	4,309	551,035

		1,072,676

Health Care Equipment & Supplies (4.1%)
Avanos Medical, Inc.*	4,668	319,758
Cantel Medical Corp.	3,591	330,587
Globus Medical, Inc., Class A*	7,227	410,205
Haemonetics Corp.*	5,100	584,358
Hill-Rom Holdings, Inc.	6,559	619,170
ICU Medical, Inc.*	1,641	463,993
Inogen, Inc.*	1,733	423,060
Integra LifeSciences Holdings Corp.*	6,980	459,773
LivaNova plc*	4,808	596,048
Masimo Corp.*	4,752	591,814
NuVasive, Inc.*	5,059	359,088
STERIS plc	8,371	957,642
Teleflex, Inc.	4,549	1,210,443

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

ATM MID CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
West Pharmaceutical Services, Inc.	7,255	$895,775

		8,221,714

Health Care Providers & Services (2.1%)
Acadia Healthcare Co., Inc.*	8,715	306,768
Chemed Corp.	1,607	513,565
Encompass Health Corp.	9,785	762,741
HealthEquity, Inc.*	5,355	505,566
LifePoint Health, Inc.*	3,809	245,300
MEDNAX, Inc.*	9,219	430,159
Molina Healthcare, Inc.*	6,099	906,920
Patterson Cos., Inc.	8,138	198,974
Tenet Healthcare Corp.*	8,172	232,575

		4,102,568

Health Care Technology (0.3%)
Allscripts Healthcare Solutions, Inc.*	17,239	245,656
Medidata Solutions, Inc.*	5,891	431,869

		677,525

Life Sciences Tools & Services (1.5%)
Bio-Rad Laboratories, Inc., Class A*	2,001	626,293
Bio-Techne Corp.	3,723	759,901
Charles River Laboratories International, Inc.*	4,746	638,527
PRA Health Sciences, Inc.*	5,718	630,066
Syneos Health, Inc.*	5,983	308,424

		2,963,211

Pharmaceuticals (0.6%)
Akorn, Inc.*	9,283	120,493
Catalent, Inc.*	14,299	651,320
Mallinckrodt plc*	8,208	240,576
Prestige Consumer Healthcare, Inc.*	5,086	192,709

		1,205,098

Total Health Care		18,242,792

Industrials (13.2%)
Aerospace & Defense (1.0%)
Curtiss-Wright Corp.	4,346	597,227
Esterline Technologies Corp.*	2,616	237,925
KLX, Inc.*	3,558	223,371
Teledyne Technologies, Inc.*	3,566	879,662

		1,938,185

Airlines (0.3%)
JetBlue Airways Corp.*	30,902	598,263

Building Products (0.4%)
Lennox International, Inc.	3,597	785,585

Commercial Services & Supplies (1.1%)
Brink’s Co. (The)	5,035	351,191
Clean Harbors, Inc.*	5,052	361,622
Deluxe Corp.	4,698	267,504
Healthcare Services Group, Inc.(x)	7,278	295,632
Herman Miller, Inc.	5,893	226,291
HNI Corp.	4,310	190,674
MSA Safety, Inc.	3,443	366,474
Pitney Bowes, Inc.	18,570	131,476

		2,190,864

Construction & Engineering (1.0%)
AECOM*	15,880	518,641
Dycom Industries, Inc.*	3,080	260,568
EMCOR Group, Inc.	5,733	430,606
Granite Construction, Inc.	4,492	205,284
KBR, Inc.	13,887	293,432
Valmont Industries, Inc.	2,208	305,808

		2,014,339

Electrical Equipment (1.3%)
Acuity Brands, Inc.	3,984	626,285
EnerSys	4,167	363,071
Hubbell, Inc.	5,407	722,213
nVent Electric plc	16,071	436,488
Regal Beloit Corp.	4,302	354,700

		2,502,757

Industrial Conglomerates (0.4%)
Carlisle Cos., Inc.	5,907	719,473

Machinery (4.7%)
AGCO Corp.	6,554	398,418
Crane Co.	5,001	491,848
Donaldson Co., Inc.	12,723	741,242
Graco, Inc.	16,496	764,425
IDEX Corp.	7,586	1,142,906
ITT, Inc.	8,634	528,919
Kennametal, Inc.	8,060	351,094
Lincoln Electric Holdings, Inc.(x)	6,428	600,632
Nordson Corp.	5,175	718,808
Oshkosh Corp.	7,215	513,997
Terex Corp.	6,390	255,025
Timken Co. (The)	6,832	340,575
Toro Co. (The)	10,384	622,728
Trinity Industries, Inc.	14,569	533,808
Wabtec Corp.	8,480	889,381
Woodward, Inc.	5,481	443,194

		9,337,000

Marine (0.2%)
Kirby Corp.*	5,310	436,748

Professional Services (0.5%)
Dun & Bradstreet Corp. (The)	3,668	522,727
ManpowerGroup, Inc.	6,410	551,003

		1,073,730

Road & Rail (1.6%)
Avis Budget Group, Inc.*	6,556	210,710
Genesee & Wyoming, Inc., Class A*	5,858	533,019
Knight-Swift Transportation Holdings, Inc.	12,678	437,137
Landstar System, Inc.	4,049	493,978
Old Dominion Freight Line, Inc.	6,473	1,043,836
Ryder System, Inc.	5,248	383,471
Werner Enterprises, Inc.	4,379	154,798

		3,256,949

Trading Companies & Distributors (0.7%)
GATX Corp.	3,730	322,981
MSC Industrial Direct Co., Inc., Class A	4,529	399,050
NOW, Inc.(x)*	10,686	176,853
Watsco, Inc.	3,171	564,755

		1,463,639

Total Industrials		26,317,532

Information Technology (15.0%)
Communications Equipment (1.1%)
ARRIS International plc*	16,737	434,995
Ciena Corp.*	14,065	439,390
InterDigital, Inc.	3,449	275,920
Lumentum Holdings, Inc.(x)*	6,208	372,170
NetScout Systems, Inc.*	7,159	180,765
Plantronics, Inc.	3,258	196,457
ViaSat, Inc.(x)*	5,522	353,132

		2,252,829

Electronic Equipment, Instruments & Components (4.2%)
Arrow Electronics, Inc.*	8,638	636,793
Avnet, Inc.	11,416	511,094
Belden, Inc.	4,014	286,640
Cognex Corp.	16,976	947,600
Coherent, Inc.*	2,399	413,084

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

ATM MID CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Jabil, Inc.	15,126	$409,612
Keysight Technologies, Inc.*	18,532	1,228,301
Littelfuse, Inc.	2,494	493,538
National Instruments Corp.	11,076	535,303
SYNNEX Corp.	2,991	253,338
Tech Data Corp.*	3,772	269,962
Trimble, Inc.*	24,686	1,072,854
Vishay Intertechnology, Inc.	13,061	265,791
Zebra Technologies Corp., Class A*	5,321	940,912

		8,264,822

IT Services (3.1%)
Acxiom Holdings, Inc.*	7,636	377,295
Convergys Corp.	8,995	213,541
CoreLogic, Inc.*	7,995	395,033
Jack Henry & Associates, Inc.	7,640	1,223,012
Leidos Holdings, Inc.	14,871	1,028,478
MAXIMUS, Inc.	6,344	412,741
Perspecta, Inc.	14,200	365,224
Sabre Corp.	24,713	644,515
Science Applications International Corp.	4,194	338,036
Teradata Corp.*	11,755	443,281
WEX, Inc.*	4,257	854,635

		6,295,791

Semiconductors & Semiconductor Equipment (2.3%)
Cirrus Logic, Inc.*	6,008	231,909
Cree, Inc.*	10,047	380,480
Cypress Semiconductor Corp.	35,701	517,307
First Solar, Inc.*	7,439	360,196
Integrated Device Technology, Inc.*	12,768	600,224
MKS Instruments, Inc.	5,415	434,012
Monolithic Power Systems, Inc.	3,861	484,671
Silicon Laboratories, Inc.*	4,291	393,914
Synaptics, Inc.*	3,489	159,168
Teradyne, Inc.	18,395	680,248
Versum Materials, Inc.	10,771	387,864

		4,629,993

Software (4.1%)
ACI Worldwide, Inc.*	11,425	321,500
Blackbaud, Inc.	4,803	487,408
CDK Global, Inc.	12,782	799,642
CommVault Systems, Inc.*	3,806	266,420
Fair Isaac Corp.*	2,900	662,795
Fortinet, Inc.*	14,197	1,309,957
j2 Global, Inc.	4,633	383,844
LogMeIn, Inc.	5,132	457,261
Manhattan Associates, Inc.*	6,488	354,245
PTC, Inc.*	10,488	1,113,721
Tyler Technologies, Inc.*	3,838	940,540
Ultimate Software Group, Inc. (The)*	3,080	992,345

		8,089,678

Technology Hardware, Storage & Peripherals (0.2%)
NCR Corp.*	11,640	330,692

Total Information Technology		29,863,805

Materials (6.1%)
Chemicals (2.5%)
Ashland Global Holdings, Inc.	6,187	518,842
Cabot Corp.	6,089	381,902
Chemours Co. (The)	17,450	688,228
Minerals Technologies, Inc.	3,492	236,059
NewMarket Corp.	896	363,337
Olin Corp.	16,515	424,105
PolyOne Corp.	7,896	345,213
RPM International, Inc.	13,174	855,519
Scotts Miracle-Gro Co. (The)	3,894	306,575
Sensient Technologies Corp.	4,180	319,812
Valvoline, Inc.	18,821	404,840

		4,844,432

Construction Materials (0.2%)
Eagle Materials, Inc.	4,726	402,844

Containers & Packaging (1.1%)
AptarGroup, Inc.	6,133	660,769
Bemis Co., Inc.	8,992	437,011
Greif, Inc., Class A	2,547	136,672
Owens-Illinois, Inc.*	15,712	295,228
Silgan Holdings, Inc.	7,622	211,892
Sonoco Products Co.	9,849	546,620

		2,288,192

Metals & Mining (2.0%)
Allegheny Technologies, Inc.*	12,421	367,041
Carpenter Technology Corp.	4,657	274,530
Commercial Metals Co.	11,586	237,745
Compass Minerals International, Inc.	3,322	223,238
Reliance Steel & Aluminum Co.	7,172	611,700
Royal Gold, Inc.	6,478	499,195
Steel Dynamics, Inc.	23,178	1,047,413
United States Steel Corp.	17,500	533,400
Worthington Industries, Inc.	3,964	171,879

		3,966,141

Paper & Forest Products (0.3%)
Domtar Corp.	6,202	323,558
Louisiana-Pacific Corp.	14,070	372,715

		696,273

Total Materials		12,197,882

Real Estate (7.9%)
Equity Real Estate Investment Trusts (REITs) (7.4%)
Alexander & Baldwin, Inc. (REIT)	6,666	151,252
American Campus Communities, Inc. (REIT)	13,509	556,030
Camden Property Trust (REIT)	9,185	859,439
CoreCivic, Inc. (REIT)	11,696	284,564
CoreSite Realty Corp. (REIT)	3,634	403,883
Corporate Office Properties Trust (REIT)	10,191	303,998
Cousins Properties, Inc. (REIT)	41,624	370,037
CyrusOne, Inc. (REIT)	10,184	645,666
Douglas Emmett, Inc. (REIT)	15,919	600,465
EPR Properties (REIT)	7,343	502,335
First Industrial Realty Trust, Inc. (REIT)	12,450	390,930
GEO Group, Inc. (The) (REIT)	12,013	302,247
Healthcare Realty Trust, Inc. (REIT)	12,358	361,595
Highwoods Properties, Inc. (REIT)	10,226	483,281
Hospitality Properties Trust (REIT)	16,237	468,275
JBG SMITH Properties (REIT)	10,673	393,087
Kilroy Realty Corp. (REIT)	9,945	712,957
Lamar Advertising Co. (REIT), Class A	8,351	649,708
LaSalle Hotel Properties (REIT)	10,911	377,411
Liberty Property Trust (REIT)	14,611	617,315
Life Storage, Inc. (REIT)	4,603	438,021
Mack-Cali Realty Corp. (REIT)	8,905	189,320
Medical Properties Trust, Inc. (REIT)	36,058	537,625
National Retail Properties, Inc. (REIT)	15,503	694,844
Omega Healthcare Investors, Inc. (REIT)(x)	19,767	647,765
PotlatchDeltic Corp. (REIT)	6,196	253,726
Rayonier, Inc. (REIT)	12,781	432,126

See Notes to Portfolio of Investments.

4

EQ ADVISORS TRUST

ATM MID CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Sabra Health Care REIT, Inc. (REIT)	17,622	$407,421
Senior Housing Properties Trust (REIT)	23,486	412,414
Tanger Factory Outlet Centers, Inc. (REIT)(x)	9,258	211,823
Taubman Centers, Inc. (REIT)	6,035	361,074
Uniti Group, Inc. (REIT)	17,355	349,703
Urban Edge Properties (REIT)	11,239	248,157
Weingarten Realty Investors (REIT)	11,788	350,811

		14,969,305

Real Estate Management & Development (0.5%)
Jones Lang LaSalle, Inc.	4,494	648,574
Realogy Holdings Corp.(x)	12,491	257,814

		906,388

Total Real Estate		15,875,693

Utilities (4.1%)
Electric Utilities (1.1%)
ALLETE, Inc.	5,067	380,076
Hawaiian Electric Industries, Inc.	10,769	383,269
IDACORP, Inc.	4,985	494,661
OGE Energy Corp.	19,752	717,392
PNM Resources, Inc.	7,842	309,367

		2,284,765

Gas Utilities (1.9%)
Atmos Energy Corp.	10,988	1,031,882
National Fuel Gas Co.	8,497	476,342
New Jersey Resources Corp.	8,725	402,223
ONE Gas, Inc.	5,185	426,622
Southwest Gas Holdings, Inc.	4,864	384,402
UGI Corp.	17,170	952,592

		3,674,063

Multi-Utilities (0.8%)
Black Hills Corp.	5,306	308,226
MDU Resources Group, Inc.	19,319	496,305
NorthWestern Corp.	4,972	291,658
Vectren Corp.	8,218	587,504

		1,683,693

Water Utilities (0.3%)
Aqua America, Inc.	17,585	648,887

Total Utilities		8,291,408

Total Common Stocks (89.9%) (Cost $121,635,121)		179,733,698

SHORT-TERM INVESTMENTS:
Investment Company (4.4%)
JPMorgan Prime Money Market Fund, IM Shares	8,858,485	8,861,143

	Principal Amount	Value (Note 1)
Repurchase Agreements (2.1%)
Citigroup Global Markets, Inc., 2.44%, dated 9/28/18, due 10/5/18, repurchase price $800,380, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 1.625%-2.250%, maturing 11/30/19-11/15/27; total market value $843,429.(xx)	$800,000	800,000
Deutsche Bank Securities, Inc., 2.26%, dated 9/28/18, due 10/1/18, repurchase price $758,577, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 5/15/19-8/15/47; total market value $773,603.(xx)	758,434	758,434
ING Bank NV, 2.42%, dated 9/28/18, due 10/1/18, repurchase price $300,061, collateralized by various Common Stocks; total market value $333,374.(xx)	300,000	300,000
Natwest Markets Securities, Inc., 2.14%, dated 9/25/18, due 10/2/18, repurchase price $500,119, collateralized by various U.S. Government Treasury Securities, ranging from 1.375%-2.125%, maturing 10/31/20-11/15/26; total market value $510,182.(xx)	500,000	500,000
Natwest Markets Securities, Inc., 2.19%, dated 9/28/18, due 10/5/18, repurchase price $500,213, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-3.375%, maturing 2/15/19-5/15/44; total market value $510,093.(xx)	500,000	500,000
Natwest Markets Securities, Inc., 2.25%, dated 9/28/18, due 10/1/18, repurchase price $600,113, collateralized by various U.S. Government Treasury Securities, ranging from 1.375%-2.875%, maturing 5/31/19-11/15/26; total market value $612,115.(xx)	600,000	600,000
NBC Global Finance Ltd., 2.34%, dated 9/28/18, due 10/1/18, repurchase price $700,137, collateralized by various Common Stocks; total market value $778,859.(xx)	700,000	700,000

Total Repurchase Agreements		4,158,434

Total Short-Term Investments (6.5%) (Cost $13,019,055)		13,019,577

Total Investments in Securities (96.4%) (Cost $134,654,176)		192,753,275
Other Assets Less Liabilities (3.6%)		7,162,629

Net Assets (100%)		$199,915,904

See Notes to Portfolio of Investments.

5

EQ ADVISORS TRUST

ATM MID CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

*	Non-income producing.

(x)	All or a portion of security is on loan at September 30, 2018.

(xx)

At September 30, 2018, the Portfolio had loaned securities with a total value of $5,342,671. This was secured by cash collateral of $4,158,434 which was subsequently invested in joint repurchase agreements with a total value of $4,158,434, for which the Portfolio has a proportionate interest as reported in the Portfolio of Investments as Repurchase Agreements, and $1,305,488 collateralized by various U.S. Government Treasury Securities, ranging from 0.000% - 8.750%, maturing 10/4/18-2/15/48.

Glossary:

USD — United States Dollar

Futures contracts outstanding as of September 30, 2018 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P Midcap 400 E-Mini Index	100	12/2018	USD	20,252,000	(190,613)

					(190,613)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2018:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$3,814,568	$—	$—	$3,814,568
Consumer Discretionary	20,936,916	—	—	20,936,916
Consumer Staples	5,988,940	—	—	5,988,940
Energy	9,540,328	—	—	9,540,328
Financials	28,663,834	—	—	28,663,834
Health Care	18,242,792	—	—	18,242,792
Industrials	26,317,532	—	—	26,317,532
Information Technology	29,863,805	—	—	29,863,805
Materials	12,197,882	—	—	12,197,882
Real Estate	15,875,693	—	—	15,875,693
Utilities	8,291,408	—	—	8,291,408
Short-Term Investments
Investment Company	8,861,143	—	—	8,861,143
Repurchase Agreements	—	4,158,434	—	4,158,434

Total Assets	$188,594,841	$4,158,434	$—	$192,753,275

Liabilities:
Futures	$(190,613)	$—	$—	$(190,613)

Total Liabilities	$(190,613)	$—	$—	$(190,613)

Total	$188,404,228	$4,158,434	$—	$192,562,662

There were no transfers between Levels 1, 2 or 3 during the nine months ended September 30, 2018.

See Notes to Portfolio of Investments.

6

EQ ADVISORS TRUST

ATM MID CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

As of September 30, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$65,809,589
Aggregate gross unrealized depreciation	(8,223,467)

Net unrealized appreciation	$57,586,122

Federal income tax cost of investments in securities and derivative instruments, if applicable	$134,976,540

See Notes to Portfolio of Investments.

7

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (2.9%)
Diversified Telecommunication Services (0.5%)
ATN International, Inc.	4,129	$305,051
Cincinnati Bell, Inc.*	20,973	334,519
Cogent Communications Holdings, Inc.	17,914	999,601
Consolidated Communications Holdings, Inc.(x)	31,301	408,165
Frontier Communications Corp.(x)	40,673	263,968
Intelsat SA*	18,327	549,810
Iridium Communications, Inc.*	40,236	905,310
Ooma, Inc.*	5,436	90,238
ORBCOMM, Inc.*	29,884	324,540
pdvWireless, Inc.*	2,672	90,581
Vonage Holdings Corp.*	90,461	1,280,928
Windstream Holdings, Inc.(x)*	11,727	57,462

		5,610,173

Entertainment (0.5%)
AMC Entertainment Holdings, Inc., Class A(x)	22,398	459,159
Eros International plc*	10,566	127,320
IMAX Corp.*	24,671	636,512
Liberty Media Corp.-Liberty Braves, Class A*	4,811	131,244
Liberty Media Corp.-Liberty Braves, Class C*	14,842	404,445
LiveXLive Media, Inc.(x)*	2,981	11,686
Marcus Corp. (The)	7,603	319,706
Pandora Media, Inc.(x)*	107,546	1,022,762
Reading International, Inc., Class A*	4,717	74,529
Rosetta Stone, Inc.*	5,877	116,894
World Wrestling Entertainment, Inc., Class A	17,696	1,711,733

		5,015,990

Interactive Media & Services (0.5%)
Care.com, Inc.*	5,838	129,078
Cargurus, Inc.*	20,672	1,151,224
Cars.com, Inc.*	30,099	831,033
Meet Group, Inc. (The)*	21,486	106,356
QuinStreet, Inc.*	11,317	153,572
Travelzoo*	1,433	16,981
TrueCar, Inc.*	35,432	499,591
XO Group, Inc.*	10,078	347,489
Yelp, Inc.*	33,993	1,672,456

		4,907,780

Media (1.2%)
Beasley Broadcast Group, Inc., Class A	1,534	10,585
Boston Omaha Corp., Class A(x)*	1,486	44,431
Cardlytics, Inc.(x)*	1,400	35,056
Central European Media Enterprises Ltd., Class A*	27,087	101,576
Clear Channel Outdoor Holdings, Inc., Class A	11,796	70,186
Daily Journal Corp.(x)*	331	79,771
Emerald Expositions Events, Inc.	9,443	155,621
Entercom Communications Corp., Class A(x)	54,594	431,293
Entravision Communications Corp., Class A	19,419	95,153
EW Scripps Co. (The), Class A	19,589	323,219
Gannett Co., Inc.	50,019	500,690
Gray Television, Inc.*	31,346	548,555
Hemisphere Media Group, Inc.*	5,145	71,773
Liberty Latin America Ltd., Class A*	18,219	379,684
Liberty Latin America Ltd., Class C*	47,750	985,082
Loral Space & Communications, Inc.*	5,109	231,949
MDC Partners, Inc., Class A*	18,979	78,763
Meredith Corp.(x)	16,581	846,460
MSG Networks, Inc., Class A*	25,599	660,454
National CineMedia, Inc.	32,071	339,632
New Media Investment Group, Inc.	23,481	368,417
New York Times Co. (The), Class A	57,568	1,332,699
Nexstar Media Group, Inc., Class A	18,905	1,538,868
Saga Communications, Inc., Class A	1,189	42,982
Scholastic Corp.	13,062	609,865
Sinclair Broadcast Group, Inc., Class A	30,706	870,515
TechTarget, Inc.*	8,748	169,886
TEGNA, Inc.	89,889	1,075,072
tronc, Inc.*	5,607	91,562
WideOpenWest, Inc.(x)*	13,239	148,409

		12,238,208

Wireless Telecommunication Services (0.2%)
Boingo Wireless, Inc.*	16,767	585,168
Gogo, Inc.(x)*	17,263	89,595
NII Holdings, Inc.(x)*	26,494	155,255
Shenandoah Telecommunications Co.	20,290	786,237
Spok Holdings, Inc.	5,657	87,118

		1,703,373

Total Communication Services		29,475,524

Consumer Discretionary (11.3%)
Auto Components (0.9%)
American Axle & Manufacturing Holdings, Inc.*	44,795	781,225
Cooper Tire & Rubber Co.	22,095	625,289
Cooper-Standard Holdings, Inc.*	7,778	933,204
Dana, Inc.	61,912	1,155,896
Dorman Products, Inc.*	11,404	877,196
Fox Factory Holding Corp.*	15,322	1,073,306
Gentherm, Inc.*	16,257	738,881
LCI Industries	10,841	897,635
Modine Manufacturing Co.*	19,988	297,821
Motorcar Parts of America, Inc.*	5,466	128,178
Shiloh Industries, Inc.*	4,872	53,592
Standard Motor Products, Inc.	8,924	439,239
Stoneridge, Inc.*	11,384	338,332
Superior Industries International, Inc.	10,358	176,604
Tenneco, Inc.	21,569	908,918
Tower International, Inc.	7,917	239,489

		9,664,805

Automobiles (0.0%)
Winnebago Industries, Inc.	13,268	439,834

Distributors (0.1%)
Core-Mark Holding Co., Inc.	19,579	664,902
Funko, Inc., Class A(x)*	3,553	84,171
Weyco Group, Inc.	1,811	63,711

		812,784

Diversified Consumer Services (0.7%)
Adtalem Global Education, Inc.*	25,051	1,207,458
American Public Education, Inc.*	6,692	221,171
Cambium Learning Group, Inc.*	4,687	55,494
Career Education Corp.*	29,243	436,598
Carriage Services, Inc.	4,249	91,566
Chegg, Inc.*	43,384	1,233,406
Houghton Mifflin Harcourt Co.*	47,621	333,347
K12, Inc.*	13,675	242,048
Laureate Education, Inc., Class A*	29,125	449,690

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Regis Corp.*	13,776	$281,444
Sotheby’s*	16,073	790,631
Strategic Education, Inc.	8,776	1,202,575
Weight Watchers International, Inc.*	15,994	1,151,408

		7,696,836

Hotels, Restaurants & Leisure (2.8%)
BBX Capital Corp.	19,671	145,959
Belmond Ltd., Class A*	37,519	684,722
Biglari Holdings, Inc., Class A*	131	120,782
BJ’s Restaurants, Inc.	9,061	654,204
Bloomin’ Brands, Inc.	38,590	763,696
Bluegreen Vacations Corp.(x)	2,339	41,845
Bojangles’, Inc.*	5,508	86,476
Boyd Gaming Corp.	35,024	1,185,562
Brinker International, Inc.(x)	19,371	905,207
Carrols Restaurant Group, Inc.*	9,932	145,007
Century Casinos, Inc.*	8,413	62,761
Cheesecake Factory, Inc. (The)	17,638	944,339
Churchill Downs, Inc.	5,157	1,432,099
Chuy’s Holdings, Inc.*	7,118	186,848
Cracker Barrel Old Country Store, Inc.(x)	8,280	1,218,236
Dave & Buster’s Entertainment, Inc.*	16,787	1,111,635
Del Frisco’s Restaurant Group, Inc.*	9,257	76,833
Del Taco Restaurants, Inc.*	9,499	112,183
Denny’s Corp.*	28,040	412,749
Dine Brands Global, Inc.	7,653	622,265
Drive Shack, Inc. (REIT)*	18,036	107,495
El Pollo Loco Holdings, Inc.*	6,739	84,574
Eldorado Resorts, Inc.(x)*	27,402	1,331,737
Empire Resorts, Inc.*	1,155	10,742
Fiesta Restaurant Group, Inc.*	10,253	274,268
Golden Entertainment, Inc.*	5,475	131,455
Habit Restaurants, Inc. (The), Class A*	6,477	103,308
International Speedway Corp., Class A	11,053	484,121
J Alexander’s Holdings, Inc.*	3,570	42,483
Jack in the Box, Inc.	11,741	984,248
Lindblad Expeditions Holdings, Inc.*	6,388	94,990
Marriott Vacations Worldwide Corp.	16,756	1,872,483
Monarch Casino & Resort, Inc.*	3,943	179,209
Nathan’s Famous, Inc.	840	69,216
Noodles & Co.(x)*	3,700	44,770
OBH, Inc.*	296	53,680
Papa John’s International, Inc.(x)	10,635	545,363
Penn National Gaming, Inc.*	34,978	1,151,476
Pinnacle Entertainment, Inc.*	22,313	751,725
Planet Fitness, Inc., Class A*	37,272	2,013,806
PlayAGS, Inc.*	8,802	259,395
Potbelly Corp.*	6,636	81,623
RCI Hospitality Holdings, Inc.	2,822	83,559
Red Lion Hotels Corp.*	4,169	52,113
Red Robin Gourmet Burgers, Inc.*	5,981	240,137
Red Rock Resorts, Inc., Class A	29,637	789,826
Ruth’s Hospitality Group, Inc.	12,462	393,176
Scientific Games Corp., Class A*	23,017	584,632
SeaWorld Entertainment, Inc.*	22,962	721,696
Shake Shack, Inc., Class A*	10,302	649,129
Sonic Corp.	14,538	630,077
Speedway Motorsports, Inc.	5,665	101,120
Texas Roadhouse, Inc.	28,349	1,964,302
Town Sports International Holdings, Inc.*	4,251	36,771
Wingstop, Inc.	12,352	843,271
Zoe’s Kitchen, Inc.(x)*	5,484	69,756

		28,745,140

Household Durables (1.4%)
AV Homes, Inc.*	3,593	71,860
Bassett Furniture Industries, Inc.	2,856	60,690
Beazer Homes USA, Inc.*	9,392	98,616
Cavco Industries, Inc.*	3,543	896,379
Century Communities, Inc.*	10,037	263,471
Ethan Allen Interiors, Inc.	8,996	186,667
Flexsteel Industries, Inc.	2,398	71,317
GoPro, Inc., Class A(x)*	46,041	331,495
Green Brick Partners, Inc.*	7,396	74,700
Hamilton Beach Brands Holding Co., Class A	1,908	41,862
Helen of Troy Ltd.*	11,513	1,507,051
Hooker Furniture Corp.	3,422	115,664
Hovnanian Enterprises, Inc., Class A(x)*	33,843	54,149
Installed Building Products, Inc.*	9,273	361,647
iRobot Corp.(x)*	11,493	1,263,311
KB Home	36,764	879,027
La-Z-Boy, Inc.	20,138	636,361
LGI Homes, Inc.(x)*	7,748	367,565
Lifetime Brands, Inc.	3,879	42,281
Lovesac Co. (The)(x)*	1,014	25,330
M.D.C. Holdings, Inc.	19,029	562,878
M/I Homes, Inc.*	11,127	266,269
Meritage Homes Corp.*	17,377	693,342
New Home Co., Inc. (The)*	3,541	28,540
Purple Innovation, Inc.(x)*	1,651	9,576
Roku, Inc.*	18,032	1,316,876
Skyline Champion Corp.	9,683	276,643
Sonos, Inc.(x)*	4,556	73,078
Taylor Morrison Home Corp., Class A*	47,118	850,009
TopBuild Corp.*	15,547	883,381
TRI Pointe Group, Inc.*	67,135	832,474
Tupperware Brands Corp.	21,046	703,989
Turtle Beach Corp.(x)*	2,342	46,699
Universal Electronics, Inc.*	6,552	257,821
Vuzix Corp.*	6,971	45,660
William Lyon Homes, Class A*	12,713	202,010
ZAGG, Inc.*	7,935	117,041

		14,515,729

Internet & Direct Marketing Retail (1.0%)
1-800-Flowers.com, Inc., Class A*	12,742	150,356
Duluth Holdings, Inc., Class B(x)*	5,070	159,502
Etsy, Inc.*	49,517	2,544,183
Fluent, Inc.(x)*	9,621	20,685
Gaia, Inc.*	3,314	51,036
Groupon, Inc.*	185,356	698,792
Lands’ End, Inc.(x)*	5,922	103,931
Leaf Group Ltd.*	4,832	48,320
Liberty Expedia Holdings, Inc., Class A*	22,550	1,060,752
Liberty TripAdvisor Holdings, Inc., Class A*	32,790	486,932
Liquidity Services, Inc.*	8,605	54,642
Nutrisystem, Inc.	13,548	501,953
Overstock.com, Inc.(x)*	8,327	230,658
PetMed Express, Inc.(x)	8,498	280,519
Quotient Technology, Inc.*	32,114	497,767
Remark Holdings, Inc.(x)*	8,186	26,113
Shutterfly, Inc.*	13,974	920,747
Shutterstock, Inc.	8,374	457,053
Stamps.com, Inc.*	7,320	1,655,784

		9,949,725

Leisure Products (0.4%)
Acushnet Holdings Corp.	14,176	388,848

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
American Outdoor Brands Corp.*	22,853	$354,907
Callaway Golf Co.	39,688	964,021
Clarus Corp.	6,257	69,140
Escalade, Inc.	3,412	43,844
Johnson Outdoors, Inc., Class A	2,041	189,793
Malibu Boats, Inc., Class A*	8,553	468,020
Marine Products Corp.	7,283	166,708
MCBC Holdings, Inc.*	5,408	194,039
Nautilus, Inc.*	13,437	187,446
Sturm Ruger & Co., Inc.(x)	7,538	520,499
Vista Outdoor, Inc.*	23,882	427,249

		3,974,514

Multiline Retail (0.3%)
Big Lots, Inc.	17,165	717,325
Dillard’s, Inc., Class A(x)	5,272	402,464
JC Penney Co., Inc.(x)*	134,361	223,039
Ollie’s Bargain Outlet Holdings, Inc.*	21,014	2,019,446
Sears Holdings Corp.(x)*	12,088	11,699

		3,373,973

Specialty Retail (2.9%)
Aaron’s, Inc.	29,335	1,597,584
Abercrombie & Fitch Co., Class A	30,479	643,716
American Eagle Outfitters, Inc.	67,725	1,681,612
America’s Car-Mart, Inc.*	1,811	141,620
Asbury Automotive Group, Inc.*	8,805	605,344
Ascena Retail Group, Inc.*	79,297	362,387
At Home Group, Inc.*	16,343	515,295
Barnes & Noble Education, Inc.*	11,162	64,293
Barnes & Noble, Inc.	24,095	139,751
Bed Bath & Beyond, Inc.	56,551	848,265
Big 5 Sporting Goods Corp.(x)	6,670	34,017
Boot Barn Holdings, Inc.*	8,230	233,814
Buckle, Inc. (The)(x)	12,187	280,910
Caleres, Inc.	17,381	623,283
Camping World Holdings, Inc., Class A(x)	13,555	288,993
Carvana Co.(x)*	12,523	739,984
Cato Corp. (The), Class A	6,795	142,831
Chico’s FAS, Inc.	57,973	502,626
Children’s Place, Inc. (The)	7,262	928,084
Citi Trends, Inc.	3,743	107,686
Conn’s, Inc.(x)*	8,213	290,330
Container Store Group, Inc. (The)*	4,247	47,142
DSW, Inc., Class A	29,137	987,162
Express, Inc.*	30,737	339,951
Five Below, Inc.*	22,800	2,965,369
Francesca’s Holdings Corp.(x)*	17,185	63,756
GameStop Corp., Class A(x)	41,374	631,781
Genesco, Inc.*	8,104	381,698
GNC Holdings, Inc., Class A(x)*	24,522	101,521
Group 1 Automotive, Inc.	8,938	580,076
Guess?, Inc.	25,983	587,216
Haverty Furniture Cos., Inc.	5,438	120,180
Hibbett Sports, Inc.*	5,960	112,048
Hudson Ltd., Class A*	16,309	367,931
J. Jill, Inc.*	5,239	32,377
Kirkland’s, Inc.*	4,557	45,980
Lithia Motors, Inc., Class A	9,926	810,557
Lumber Liquidators Holdings, Inc.*	12,069	186,949
MarineMax, Inc.*	7,715	163,944
Monro, Inc.	14,458	1,006,277
Murphy USA, Inc.*	12,685	1,084,060
National Vision Holdings, Inc.*	20,363	919,186
New York & Co., Inc.*	8,484	32,748
Office Depot, Inc.	240,592	772,300
Party City Holdco, Inc.(x)*	21,692	293,927
Pier 1 Imports, Inc.(x)	22,864	34,296
Rent-A-Center, Inc.*	13,293	191,153
RH(x)*	8,240	1,079,522
Sally Beauty Holdings, Inc.*	50,576	930,093
Shoe Carnival, Inc.	3,204	123,354
Signet Jewelers Ltd.	24,537	1,617,724
Sleep Number Corp.*	16,786	617,389
Sonic Automotive, Inc., Class A	9,452	182,896
Sportsman’s Warehouse Holdings, Inc.(x)*	11,669	68,264
Tailored Brands, Inc.(x)	22,362	563,299
Tile Shop Holdings, Inc.	16,629	118,897
Tilly’s, Inc., Class A	4,177	79,154
Winmark Corp.	744	123,504
Zumiez, Inc.*	5,436	143,239

		29,279,345

Textiles, Apparel & Luxury Goods (0.8%)
Crocs, Inc.*	31,593	672,615
Culp, Inc.	3,159	76,448
Deckers Outdoor Corp.*	12,934	1,533,714
Fossil Group, Inc.*	19,294	449,164
G-III Apparel Group Ltd.*	19,157	923,176
Movado Group, Inc.	6,647	278,509
Oxford Industries, Inc.	7,256	654,491
Perry Ellis International, Inc.*	4,049	110,659
Rocky Brands, Inc.	2,024	57,279
Steven Madden Ltd.	24,988	1,321,865
Superior Group of Cos., Inc.	2,487	47,303
Unifi, Inc.*	4,487	127,117
Vera Bradley, Inc.*	6,774	103,371
Wolverine World Wide, Inc.	38,651	1,509,322

		7,865,033

Total Consumer Discretionary		116,317,718

Consumer Staples (2.4%)
Beverages (0.3%)
Boston Beer Co., Inc. (The), Class A*	3,504	1,007,399
Castle Brands, Inc.*	27,554	29,483
Celsius Holdings, Inc.(x)*	6,726	27,106
Coca-Cola Bottling Co. Consolidated	2,108	384,246
Craft Brew Alliance, Inc.*	3,770	61,640
MGP Ingredients, Inc.	5,569	439,840
National Beverage Corp.(x)*	4,674	545,082
Primo Water Corp.*	9,736	175,735

		2,670,531

Food & Staples Retailing (0.6%)
Andersons, Inc. (The)	12,497	470,512
BJ’s Wholesale Club Holdings, Inc.(x)*	18,073	483,995
Chefs’ Warehouse, Inc. (The)*	6,095	221,553
Ingles Markets, Inc., Class A	6,132	210,021
Natural Grocers by Vitamin Cottage, Inc.*	3,202	54,082
Performance Food Group Co.*	42,658	1,420,512
PriceSmart, Inc.	9,231	747,250
Rite Aid Corp.(x)*	441,851	565,569
Smart & Final Stores, Inc.*	10,502	59,861
SpartanNash Co.	15,239	305,694
SUPERVALU, Inc.*	16,503	531,727
United Natural Foods, Inc.*	21,862	654,767
Village Super Market, Inc., Class A	2,526	68,707
Weis Markets, Inc.	4,368	189,571

		5,983,821

Food Products (0.8%)
Alico, Inc.(x)	765	25,857
B&G Foods, Inc.(x)	28,040	769,698

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Calavo Growers, Inc.(x)	7,205	$696,003
Cal-Maine Foods, Inc.	13,751	664,173
Darling Ingredients, Inc.*	70,331	1,358,796
Dean Foods Co.	27,771	197,174
Farmer Brothers Co.*	3,781	99,818
Fresh Del Monte Produce, Inc.	13,832	468,766
Freshpet, Inc.*	9,976	366,119
Hostess Brands, Inc.*	39,825	440,863
J&J Snack Foods Corp.	6,342	956,944
John B Sanfilippo & Son, Inc.	3,122	222,848
Lancaster Colony Corp.	8,109	1,209,944
Landec Corp.*	8,195	118,008
Limoneira Co.	4,366	113,996
Sanderson Farms, Inc.(x)	8,836	913,377
Seneca Foods Corp., Class A*	2,264	76,297
Simply Good Foods Co. (The)*	25,138	488,934
Tootsie Roll Industries, Inc.(x)	6,711	196,297

		9,383,912

Household Products (0.2%)
Central Garden & Pet Co.*	3,071	110,679
Central Garden & Pet Co., Class A*	18,071	598,873
Oil-Dri Corp. of America	1,926	74,267
WD-40 Co.	6,155	1,059,275

		1,843,094

Personal Products (0.3%)
Edgewell Personal Care Co.*	22,252	1,028,710
elf Beauty, Inc.(x)*	10,967	139,610
Inter Parfums, Inc.	7,365	474,674
Medifast, Inc.	4,912	1,088,254
Natural Health Trends Corp.(x)	2,350	54,708
Nature’s Sunshine Products, Inc.*	3,575	31,281
Revlon, Inc., Class A(x)*	4,457	99,391
USANA Health Sciences, Inc.*	5,107	615,649

		3,532,277

Tobacco (0.2%)
22nd Century Group, Inc.(x)*	34,679	97,448
Pyxus International, Inc.*	2,474	56,902
Turning Point Brands, Inc.	2,290	94,943
Universal Corp.	11,002	715,130
Vector Group Ltd.(x)	44,139	608,242

		1,572,665

Total Consumer Staples		24,986,300

Energy (4.4%)
Energy Equipment & Services (1.7%)
Archrock, Inc.	53,057	647,295
Basic Energy Services, Inc.*	5,553	55,474
Bristow Group, Inc.*	16,222	196,773
C&J Energy Services, Inc.*	27,091	563,493
Cactus, Inc., Class A*	15,458	591,732
CARBO Ceramics, Inc.(x)*	10,960	79,460
Covia Holdings Corp.*	13,091	117,426
Dawson Geophysical Co.*	6,137	37,988
Diamond Offshore Drilling, Inc.(x)*	27,467	549,340
Dril-Quip, Inc.*	15,817	826,438
Era Group, Inc.*	6,399	79,028
Exterran Corp.*	14,229	377,495
Forum Energy Technologies, Inc.*	35,712	369,619
Frank’s International NV*	31,483	273,272
FTS International, Inc.*	14,111	166,369
Gulfmark Offshore, Inc.(x)*	1,097	40,918
Helix Energy Solutions Group, Inc.*	59,229	585,183
Independence Contract Drilling, Inc.*	9,614	47,493
ION Geophysical Corp.*	3,184	49,511
Keane Group, Inc.*	21,075	260,698
Key Energy Services, Inc.*	4,516	51,663
KLX Energy Services Holdings, Inc.*	8,566	274,198
Liberty Oilfield Services, Inc., Class A(x)	17,317	373,528
Mammoth Energy Services, Inc.(x)	5,031	146,402
Matrix Service Co.*	13,483	332,356
McDermott International, Inc.*	74,246	1,368,355
Natural Gas Services Group, Inc.*	3,579	75,517
NCS Multistage Holdings, Inc.(x)*	4,683	77,316
Newpark Resources, Inc.*	33,708	348,878
Nine Energy Service, Inc.*	6,124	187,272
Noble Corp. plc*	104,102	731,837
Ocean Rig UDW, Inc., Class A*	22,904	792,936
Oceaneering International, Inc.*	40,940	1,129,945
Oil States International, Inc.*	25,332	841,022
PHI, Inc. (Non-Voting)*	5,669	52,948
Pioneer Energy Services Corp.*	35,373	104,350
Profire Energy, Inc.*	7,029	22,423
ProPetro Holding Corp.*	29,833	491,946
Quintana Energy Services, Inc.(x)*	1,777	13,043
RigNet, Inc.*	4,696	95,564
Rowan Cos. plc, Class A*	53,149	1,000,796
SEACOR Holdings, Inc.*	7,544	372,749
SEACOR Marine Holdings, Inc.*	7,174	162,348
Select Energy Services, Inc., Class A*	22,373	264,896
Smart Sand, Inc.(x)*	6,912	28,408
Solaris Oilfield Infrastructure, Inc., Class A(x)*	11,444	216,177
Superior Energy Services, Inc.*	65,485	637,824
TETRA Technologies, Inc.*	47,790	215,533
Tidewater, Inc.(x)*	10,085	314,551
Unit Corp.*	22,685	591,171
US Silica Holdings, Inc.(x)	32,787	617,379

		17,848,336

Oil, Gas & Consumable Fuels (2.7%)
Abraxas Petroleum Corp.*	66,988	156,082
Adams Resources & Energy, Inc.	640	27,174
Alta Mesa Resources, Inc.(x)*	39,903	166,795
Amyris, Inc.(x)*	7,235	57,446
Approach Resources, Inc.(x)*	13,662	30,466
Arch Coal, Inc., Class A	8,179	731,203
Ardmore Shipping Corp.*	9,777	63,551
Berry Petroleum Corp.	4,009	70,639
Bonanza Creek Energy, Inc.*	8,486	252,713
California Resources Corp.(x)*	18,978	921,002
Callon Petroleum Co.*	91,900	1,101,881
Carrizo Oil & Gas, Inc.*	35,149	885,755
Clean Energy Fuels Corp.*	69,269	180,099
Cloud Peak Energy, Inc.*	23,871	54,903
CONSOL Energy, Inc.*	11,838	483,109
CVR Energy, Inc.	6,544	263,200
Delek US Holdings, Inc.	35,361	1,500,367
Denbury Resources, Inc.*	182,767	1,133,155
DHT Holdings, Inc.	44,393	208,647
Dorian LPG Ltd.*	10,614	84,594
Earthstone Energy, Inc., Class A*	5,347	50,155
Eclipse Resources Corp.*	46,048	54,797
Energy Fuels, Inc.*	21,588	70,809
Energy XXI Gulf Coast, Inc.*	9,535	79,713
EP Energy Corp., Class A(x)*	34,342	80,360
Evolution Petroleum Corp.	8,139	89,936
Frontline Ltd.(x)*	31,064	180,482
GasLog Ltd.	17,742	350,405
Golar LNG Ltd.	40,106	1,114,947
Goodrich Petroleum Corp.(x)*	2,482	34,847
Green Plains, Inc.	18,817	323,652

See Notes to Portfolio of Investments.

4

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Gulfport Energy Corp.*	73,374	$763,823
Halcon Resources Corp.(x)*	58,188	260,100
Hallador Energy Co.	4,723	29,377
HighPoint Resources Corp.*	32,653	159,347
International Seaways, Inc.*	10,234	204,885
Isramco, Inc.*	206	25,142
Jagged Peak Energy, Inc.(x)*	24,989	345,598
Laredo Petroleum, Inc.*	64,107	523,754
Lilis Energy, Inc.(x)*	13,385	65,587
Matador Resources Co.*	42,944	1,419,299
Midstates Petroleum Co., Inc.*	4,754	42,358
NACCO Industries, Inc., Class A	1,149	37,630
NextDecade Corp.(x)*	2,265	12,797
Nordic American Tankers Ltd.(x)	56,060	117,165
Northern Oil and Gas, Inc.*	57,147	228,588
Oasis Petroleum, Inc.*	110,684	1,569,498
Overseas Shipholding Group, Inc., Class A*	21,517	67,779
Panhandle Oil and Gas, Inc., Class A	6,878	126,899
Par Pacific Holdings, Inc.*	12,098	246,799
PDC Energy, Inc.*	27,916	1,366,767
Peabody Energy Corp.	32,817	1,169,598
Penn Virginia Corp.*	5,333	429,520
Renewable Energy Group, Inc.*	15,619	449,827
Resolute Energy Corp.(x)*	9,299	351,595
REX American Resources Corp.*	2,467	186,382
Ring Energy, Inc.*	22,700	224,957
Sanchez Energy Corp.(x)*	18,917	43,509
SandRidge Energy, Inc.*	13,167	143,125
Scorpio Tankers, Inc.	115,472	232,099
SemGroup Corp., Class A	32,522	717,110
Ship Finance International Ltd.(x)	37,157	516,482
SilverBow Resources, Inc.*	2,256	60,168
Southwestern Energy Co.*	244,742	1,250,632
SRC Energy, Inc.*	99,901	888,120
Talos Energy, Inc.*	9,102	298,728
Teekay Corp.	29,656	199,881
Teekay Tankers Ltd., Class A	78,633	77,674
Tellurian, Inc.(x)*	31,572	283,201
Ultra Petroleum Corp.*	71,201	79,745
Uranium Energy Corp.(x)*	42,955	73,883
W&T Offshore, Inc.*	35,921	346,278
WildHorse Resource Development Corp.*	14,305	338,170
World Fuel Services Corp.	28,172	779,801
Zion Oil & Gas, Inc.(x)*	15,853	20,292

		27,576,853

Total Energy		45,425,189

Financials (15.9%)
Banks (8.4%)
1st Constitution Bancorp(x)	2,069	42,828
1st Source Corp.	7,031	369,971
Access National Corp.	5,646	153,063
ACNB Corp.	1,848	68,746
Allegiance Bancshares, Inc.*	4,590	191,403
Amalgamated Bank, Class A*	2,619	50,521
American National Bankshares, Inc.	3,070	119,730
Ameris Bancorp	17,349	792,849
Ames National Corp.	2,608	71,068
Arrow Financial Corp.	4,214	155,908
Atlantic Capital Bancshares, Inc.*	10,994	184,150
Auburn National Bancorporation, Inc.	695	26,632
Banc of California, Inc.	19,589	370,232
BancFirst Corp.	7,055	422,947
Bancorp, Inc. (The)*	17,841	171,095
BancorpSouth Bank	39,545	1,293,122
Bank of Commerce Holdings	4,732	57,730
Bank of Marin Bancorp	2,279	191,208
Bank of NT Butterfield & Son Ltd. (The)	23,183	1,202,270
Bank of Princeton (The)*	1,705	52,071
Bankwell Financial Group, Inc.	1,855	58,173
Banner Corp.	13,538	841,657
Bar Harbor Bankshares	5,161	148,224
Baycom Corp.*	3,116	83,135
BCB Bancorp, Inc.	4,063	56,273
Berkshire Hills Bancorp, Inc.	18,233	742,083
Blue Hills Bancorp, Inc.	9,213	222,033
Boston Private Financial Holdings, Inc.	38,213	521,607
Bridge Bancorp, Inc.	7,247	240,600
Brookline Bancorp, Inc.	36,438	608,515
Bryn Mawr Bank Corp.	8,449	396,258
Business First Bancshares, Inc.(x)	2,811	74,632
Byline Bancorp, Inc.*	6,161	139,855
C&F Financial Corp.	1,006	59,103
Cadence Bancorp	28,150	735,278
Cambridge Bancorp	1,221	109,878
Camden National Corp.	6,586	286,096
Capital City Bank Group, Inc.	3,993	93,197
Capstar Financial Holdings, Inc.	2,694	44,990
Carolina Financial Corp.	8,342	314,660
Cathay General Bancorp	33,558	1,390,644
CB Financial Services, Inc.(x)	1,369	42,234
CBTX, Inc.(x)	7,049	250,521
CenterState Bank Corp.	39,111	1,097,064
Central Pacific Financial Corp.	11,835	312,799
Central Valley Community Bancorp	3,609	77,990
Century Bancorp, Inc., Class A	1,094	79,042
Chemical Financial Corp.	30,221	1,613,800
Chemung Financial Corp.	937	39,757
Citizens & Northern Corp.	4,342	113,543
City Holding Co.	6,404	491,827
Civista Bancshares, Inc.	3,061	73,739
CNB Financial Corp.	4,884	140,952
Coastal Financial Corp.(x)*	1,454	24,718
CoBiz Financial, Inc.	4,900	108,486
Codorus Valley Bancorp, Inc.	2,644	82,599
Columbia Banking System, Inc.	30,500	1,182,485
Community Bank System, Inc.	21,559	1,316,608
Community Bankers Trust Corp.*	6,559	57,719
Community Financial Corp. (The)	1,211	40,484
Community Trust Bancorp, Inc.	6,794	314,902
ConnectOne Bancorp, Inc.	12,890	306,138
County Bancorp, Inc.	1,388	34,839
Customers Bancorp, Inc.*	12,903	303,608
CVB Financial Corp.	45,592	1,017,613
Eagle Bancorp, Inc.*	13,321	674,043
Enterprise Bancorp, Inc.	3,185	109,532
Enterprise Financial Services Corp.	9,662	512,569
Equity Bancshares, Inc., Class A*	5,378	211,140
Esquire Financial Holdings, Inc.(x)*	1,534	38,289
Evans Bancorp, Inc.	1,433	67,279
Farmers & Merchants Bancorp, Inc.	2,764	117,719
Farmers National Banc Corp.	9,181	140,469
FB Financial Corp.	6,700	262,506
FCB Financial Holdings, Inc., Class A*	17,852	846,185
Fidelity D&D Bancorp, Inc.(x)	663	45,734
Fidelity Southern Corp.	9,278	229,909
Financial Institutions, Inc.	5,351	168,021
First Bancorp*	88,044	801,200
First Bancorp, Inc.	4,983	144,358

See Notes to Portfolio of Investments.

5

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
First Bancorp/NC	11,327	$458,857
First Bancshares, Inc. (The)	4,084	159,480
First Bank	4,023	52,902
First Busey Corp.	18,026	559,707
First Business Financial Services, Inc.	2,209	51,205
First Choice Bancorp	2,710	73,414
First Commonwealth Financial Corp.	41,768	674,136
First Community Bancshares, Inc.	5,717	193,692
First Community Corp.	2,094	50,675
First Connecticut Bancorp, Inc.	7,128	210,632
First Financial Bancorp	39,661	1,177,932
First Financial Bankshares, Inc.(x)	27,247	1,610,297
First Financial Corp.	4,744	238,149
First Financial Northwest, Inc.	2,694	44,640
First Foundation, Inc.*	13,815	215,790
First Guaranty Bancshares, Inc.(x)	1,281	32,909
First Internet Bancorp	3,562	108,463
First Interstate BancSystem, Inc., Class A	13,924	623,795
First Merchants Corp.	20,151	906,593
First Mid-Illinois Bancshares, Inc.	4,268	172,128
First Midwest Bancorp, Inc.	43,798	1,164,589
First Northwest Bancorp*	2,683	41,318
First of Long Island Corp. (The)	8,361	181,852
First Savings Financial Group, Inc.(x)	431	29,429
First United Corp.(x)	1,969	37,017
Flushing Financial Corp.	12,116	295,630
Franklin Financial Network, Inc.*	5,235	204,689
Fulton Financial Corp.	72,610	1,208,957
German American Bancorp, Inc.	9,466	333,960
Glacier Bancorp, Inc.	34,592	1,490,568
Great Southern Bancorp, Inc.	4,001	221,455
Great Western Bancorp, Inc.	25,367	1,070,234
Green Bancorp, Inc.	8,391	185,441
Guaranty Bancorp	9,478	281,497
Guaranty Bancshares, Inc.	3,053	92,292
Hancock Whitney Corp.	35,430	1,684,696
Hanmi Financial Corp.	14,289	355,796
HarborOne Bancorp, Inc.*	7,205	137,760
Heartland Financial USA, Inc.	12,351	716,976
Heritage Commerce Corp.	14,983	223,546
Heritage Financial Corp.	15,424	542,154
Hilltop Holdings, Inc.	31,912	643,665
Home BancShares, Inc.	66,930	1,465,767
HomeTrust Bancshares, Inc.*	6,076	177,115
Hope Bancorp, Inc.	56,159	908,091
Horizon Bancorp, Inc.	15,200	300,200
Howard Bancorp, Inc.*	4,780	84,606
IBERIABANK Corp.	23,010	1,871,863
Independent Bank Corp./MA	11,766	971,872
Independent Bank Corp./MI	9,446	223,398
Independent Bank Group, Inc.	8,775	581,783
International Bancshares Corp.	23,703	1,066,635
Investar Holding Corp.	2,574	69,112
Investors Bancorp, Inc.	106,975	1,312,583
Lakeland Bancorp, Inc.	18,447	332,968
Lakeland Financial Corp.	10,332	480,231
LCNB Corp.	2,553	47,613
LegacyTexas Financial Group, Inc.	20,201	860,563
Level One Bancorp, Inc.	498	13,844
Live Oak Bancshares, Inc.	9,584	256,851
Macatawa Bank Corp.	9,922	116,187
MB Financial, Inc.	35,240	1,624,915
MBT Financial Corp.	5,663	63,992
Mercantile Bank Corp.	5,619	187,506
Metropolitan Bank Holding Corp.*	2,649	108,927
Mid Penn Bancorp, Inc.(x)	1,069	31,161
Middlefield Banc Corp.	816	38,434
Midland States Bancorp, Inc.	8,487	272,433
MidSouth Bancorp, Inc.	4,447	68,484
MidWestOne Financial Group, Inc.	4,247	141,468
MutualFirst Financial, Inc.	1,783	65,704
MVB Financial Corp.(x)	2,327	41,933
National Bank Holdings Corp., Class A	12,616	474,992
National Bankshares, Inc.	2,056	93,445
National Commerce Corp.*	6,252	258,208
NBT Bancorp, Inc.	18,158	696,904
Nicolet Bankshares, Inc.*	3,409	185,825
Northeast Bancorp	2,000	43,400
Northrim Bancorp, Inc.	2,095	87,047
Norwood Financial Corp.	1,789	70,057
Oak Valley Bancorp	1,607	31,578
OFG Bancorp	15,655	252,828
Ohio Valley Banc Corp.(x)	1,243	45,556
Old Line Bancshares, Inc.	5,364	169,717
Old National Bancorp	63,031	1,216,498
Old Second Bancorp, Inc.	10,179	157,266
Opus Bank	7,668	210,103
Origin Bancorp, Inc.	6,059	228,121
Orrstown Financial Services, Inc.	2,123	50,527
Pacific City Financial Corp.	3,267	63,184
Pacific Mercantile Bancorp*	4,665	43,618
Pacific Premier Bancorp, Inc.*	18,737	697,016
Park National Corp.	6,162	650,461
Parke Bancorp, Inc.	1,919	43,082
Peapack Gladstone Financial Corp.	7,628	235,629
Penns Woods Bancorp, Inc.	1,322	57,441
Peoples Bancorp of North Carolina, Inc.	1,422	41,010
Peoples Bancorp, Inc.	6,114	214,173
Peoples Financial Services Corp.	2,140	90,736
People’s Utah Bancorp	5,999	203,666
Preferred Bank	5,309	310,577
Premier Financial Bancorp, Inc.	3,555	65,732
QCR Holdings, Inc.	4,331	176,921
RBB Bancorp	4,675	114,538
Reliant Bancorp, Inc.	3,283	83,946
Renasant Corp.	20,986	864,833
Republic Bancorp, Inc., Class A	4,089	188,503
Republic First Bancorp, Inc.*	17,054	121,936
S&T Bancorp, Inc.	14,869	644,720
Sandy Spring Bancorp, Inc.	14,664	576,442
SB One Bancorp	2,093	52,744
Seacoast Banking Corp. of Florida*	18,853	550,508
Select Bancorp, Inc.(x)*	2,607	32,327
ServisFirst Bancshares, Inc.	20,433	799,952
Shore Bancshares, Inc.	3,887	69,266
Sierra Bancorp	4,686	135,425
Simmons First National Corp., Class A	37,605	1,107,467
SmartFinancial, Inc.*	3,743	88,148
South State Corp.	15,034	1,232,788
Southern First Bancshares, Inc.*	2,327	91,451
Southern National Bancorp of Virginia, Inc.	6,641	107,584
Southside Bancshares, Inc.	13,339	464,197
Spirit of Texas Bancshares, Inc.(x)*	689	14,876
State Bank Financial Corp.	16,159	487,679
Stock Yards Bancorp, Inc.	9,886	358,862
Summit Financial Group, Inc.	3,727	86,504
Tompkins Financial Corp.	6,441	522,945

See Notes to Portfolio of Investments.

6

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Towne Bank	26,448	$815,921
TriCo Bancshares	11,957	461,779
TriState Capital Holdings, Inc.*	9,204	254,030
Triumph Bancorp, Inc.*	9,388	358,622
Trustmark Corp.	28,968	974,773
UMB Financial Corp.	19,395	1,375,106
Union Bankshares Corp.(x)	27,252	1,050,020
Union Bankshares, Inc.(x)	1,172	62,292
United Bankshares, Inc.	42,668	1,550,981
United Community Banks, Inc.	33,251	927,370
United Security Bancshares	3,923	43,545
Unity Bancorp, Inc.	2,284	52,304
Univest Corp. of Pennsylvania	12,020	317,929
Valley National Bancorp	135,848	1,528,289
Veritex Holdings, Inc.*	8,473	239,447
Washington Trust Bancorp, Inc.	7,437	411,266
WesBanco, Inc.	21,482	957,668
West Bancorporation, Inc.	5,225	122,788
Westamerica Bancorp(x)	11,792	709,407

		87,368,507

Capital Markets (1.2%)
Arlington Asset Investment Corp., Class A(x)	15,759	147,189
Artisan Partners Asset Management, Inc., Class A	20,032	649,037
Ashford, Inc.(x)	238	18,057
Associated Capital Group, Inc., Class A	1,797	76,462
B. Riley Financial, Inc.	8,321	188,471
Blucora, Inc.*	19,205	773,001
BrightSphere Investment Group plc	33,699	417,868
Cohen & Steers, Inc.	10,881	441,877
Cowen, Inc.(x)*	13,111	213,709
Diamond Hill Investment Group, Inc.	1,388	229,561
Donnelley Financial Solutions, Inc.*	14,275	255,808
Federated Investors, Inc., Class B	40,717	982,094
Focus Financial Partners, Inc., Class A*	7,743	367,483
GAIN Capital Holdings, Inc.(x)	15,051	97,832
GAMCO Investors, Inc., Class A	2,432	56,957
Greenhill & Co., Inc.(x)	9,059	238,705
Hamilton Lane, Inc., Class A	6,419	284,233
Houlihan Lokey, Inc.	13,479	605,611
INTL. FCStone, Inc.*	6,476	312,920
Investment Technology Group, Inc.	13,307	288,230
Ladenburg Thalmann Financial Services, Inc.	37,672	101,714
Moelis & Co., Class A	17,912	981,578
Oppenheimer Holdings, Inc., Class A	3,100	97,960
Piper Jaffray Cos.	6,948	530,480
PJT Partners, Inc., Class A	8,217	430,160
Pzena Investment Management, Inc., Class A	9,732	92,843
Safeguard Scientifics, Inc.*	5,750	53,763
Siebert Financial Corp.(x)*	1,986	29,095
Silvercrest Asset Management Group, Inc., Class A	2,876	39,833
Stifel Financial Corp.	28,538	1,462,858
Value Line, Inc.	588	14,641
Virtus Investment Partners, Inc.	2,680	304,850
Waddell & Reed Financial, Inc., Class A(x)	33,727	714,338
Westwood Holdings Group, Inc.	3,296	170,535
WisdomTree Investments, Inc.	51,861	439,781

		12,109,534

Consumer Finance (0.6%)
Curo Group Holdings Corp.*	5,622	169,953
Elevate Credit, Inc.(x)*	9,798	78,972
Encore Capital Group, Inc.(x)*	11,276	404,245
Enova International, Inc.*	13,871	399,485
EZCORP, Inc., Class A(x)*	20,496	219,307
FirstCash, Inc.	18,625	1,527,249
Green Dot Corp., Class A*	20,085	1,783,949
LendingClub Corp.*	136,829	530,897
Nelnet, Inc., Class A	7,958	454,959
PRA Group, Inc.*	20,103	723,708
Regional Management Corp.*	3,720	107,248
World Acceptance Corp.*	2,513	287,387

		6,687,359

Diversified Financial Services (0.2%)
Banco Latinoamericano de Comercio
Exterior SA, Class E	14,046	293,842
Cannae Holdings, Inc.*	28,076	588,192
FGL Holdings*	59,630	533,689
Marlin Business Services Corp.	2,940	84,819
On Deck Capital, Inc.*	22,301	168,819

		1,669,361

Insurance (2.5%)
Ambac Financial Group, Inc.*	20,408	416,731
American Equity Investment Life Holding Co.	39,008	1,379,323
AMERISAFE, Inc.	8,549	529,611
AmTrust Financial Services, Inc.	44,191	641,653
Argo Group International Holdings Ltd.	14,614	921,413
Citizens, Inc.(x)*	17,668	148,411
CNO Financial Group, Inc.	69,868	1,482,599
Crawford & Co., Class B	8,089	74,500
Donegal Group, Inc., Class A	4,119	58,531
eHealth, Inc.*	7,816	220,880
EMC Insurance Group, Inc.	4,076	100,759
Employers Holdings, Inc.	13,914	630,304
Enstar Group Ltd.*	5,202	1,084,617
FBL Financial Group, Inc., Class A	4,684	352,471
FedNat Holding Co.	5,275	134,407
Genworth Financial, Inc., Class A*	215,043	896,729
Global Indemnity Ltd.	3,469	130,781
Goosehead Insurance, Inc., Class A(x)*	5,148	174,363
Greenlight Capital Re Ltd., Class A*	14,116	175,038
Hallmark Financial Services, Inc.*	6,753	74,283
HCI Group, Inc.	3,513	153,694
Health Insurance Innovations, Inc., Class A(x)*	3,605	222,248
Heritage Insurance Holdings, Inc.(x)	10,987	162,827
Horace Mann Educators Corp.	17,898	803,620
Independence Holding Co.	1,868	67,061
Investors Title Co.	547	91,841
James River Group Holdings Ltd.	11,057	471,249
Kemper Corp.	22,223	1,787,841
Kingstone Cos., Inc.	2,924	55,556
Kinsale Capital Group, Inc.	7,960	508,326
Maiden Holdings Ltd.	29,945	85,343
MBIA, Inc.(x)*	37,655	402,532
National General Holdings Corp.	25,132	674,543
National Western Life Group, Inc., Class A	945	301,644
Navigators Group, Inc. (The)	8,533	589,630
NI Holdings, Inc.*	4,930	83,169
Primerica, Inc.	18,248	2,199,797
ProAssurance Corp.	21,981	1,032,008
Protective Insurance Corp., Class B	4,126	94,692
RLI Corp.	16,838	1,323,130
Safety Insurance Group, Inc.	6,397	573,171

See Notes to Portfolio of Investments.

7

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Selective Insurance Group, Inc.	25,514	$1,620,140
State Auto Financial Corp.	6,208	189,592
Stewart Information Services Corp.	10,658	479,717
Third Point Reinsurance Ltd.*	33,831	439,803
Tiptree, Inc.	8,038	52,649
Trupanion, Inc.(x)*	9,399	335,826
United Fire Group, Inc.	8,857	449,670
United Insurance Holdings Corp.	8,322	186,246
Universal Insurance Holdings, Inc.	14,866	721,744

		25,786,713

Mortgage Real Estate Investment Trusts (REITs) (1.0%)
AG Mortgage Investment Trust, Inc. (REIT)	11,474	208,597
Annaly Capital Management, Inc. (REIT)	18,561	189,880
Anworth Mortgage Asset Corp. (REIT)	41,715	193,140
Apollo Commercial Real Estate Finance, Inc. (REIT)	51,917	979,674
Arbor Realty Trust, Inc. (REIT)	19,987	229,451
Ares Commercial Real Estate Corp. (REIT)	11,144	155,682
ARMOUR Residential REIT, Inc. (REIT)	17,382	390,226
Blackstone Mortgage Trust, Inc. (REIT), Class A(x)	45,652	1,529,799
Capstead Mortgage Corp. (REIT)	43,004	340,162
Cherry Hill Mortgage Investment Corp. (REIT)	7,063	127,840
Colony Credit Real Estate, Inc. (REIT)(x)	34,664	762,261
Dynex Capital, Inc. (REIT)	24,203	154,415
Exantas Capital Corp. (REIT)	15,436	169,487
Granite Point Mortgage Trust, Inc. (REIT)	17,878	344,688
Great Ajax Corp. (REIT)	5,578	75,917
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (REIT)	21,992	472,168
Invesco Mortgage Capital, Inc. (REIT)	48,904	773,661
KKR Real Estate Finance Trust, Inc. (REIT)	7,348	148,209
Ladder Capital Corp. (REIT)	35,077	594,204
New York Mortgage Trust, Inc. (REIT)(x)	52,908	321,681
Orchid Island Capital, Inc. (REIT)(x)	24,734	179,322
PennyMac Mortgage Investment Trust (REIT)‡	28,189	570,545
Redwood Trust, Inc. (REIT)	33,454	543,293
Sutherland Asset Management Corp. (REIT)	7,319	121,861
TPG RE Finance Trust, Inc. (REIT)	13,876	277,798
Western Asset Mortgage Capital Corp. (REIT)	17,926	179,619

		10,033,580

Thrifts & Mortgage Finance (2.0%)
Axos Financial, Inc.*	26,590	914,430
BankFinancial Corp.	5,346	85,215
Beneficial Bancorp, Inc.	31,961	540,141
Bridgewater Bancshares, Inc.(x)*	2,651	34,516
BSB Bancorp, Inc.*	3,053	99,528
Capitol Federal Financial, Inc.	59,118	753,163
Columbia Financial, Inc.(x)*	20,771	346,876
Dime Community Bancshares, Inc.	10,523	187,836
Entegra Financial Corp.*	1,867	49,569
ESSA Bancorp, Inc.	2,395	38,943
Essent Group Ltd.*	40,050	1,772,214
Federal Agricultural Mortgage Corp., Class C	3,791	273,634
First Defiance Financial Corp.	7,304	219,923
Flagstar Bancorp, Inc.*	12,396	390,102
FS Bancorp, Inc.	912	50,817
Greene County Bancorp, Inc.(x)	722	23,176
Hingham Institution for Savings	566	124,412
Home Bancorp, Inc.	2,634	114,526
HomeStreet, Inc.*	10,584	280,476
Impac Mortgage Holdings, Inc.(x)*	3,554	26,619
Kearny Financial Corp.	44,727	619,469
LendingTree, Inc.(x)*	3,139	722,284
Luther Burbank Corp.	5,632	61,276
Malvern Bancorp, Inc.*	2,007	48,068
Merchants Bancorp	5,704	144,996
Meridian Bancorp, Inc.	22,644	384,948
Meta Financial Group, Inc.	3,785	312,830
MGIC Investment Corp.*	156,327	2,080,713
NMI Holdings, Inc., Class A*	26,098	591,120
Northfield Bancorp, Inc.	20,694	329,448
Northwest Bancshares, Inc.	42,624	738,248
OceanFirst Financial Corp.	18,832	512,607
Ocwen Financial Corp.*	42,845	168,809
OP Bancorp(x)*	3,408	39,533
Oritani Financial Corp.	16,188	251,723
PCSB Financial Corp.	7,425	151,025
PDL Community Bancorp(x)*	2,700	40,797
PennyMac Financial Services, Inc., Class A‡	5,008	104,667
PHH Corp.*	16,588	182,302
Provident Bancorp, Inc.*	1,281	37,085
Provident Financial Services, Inc.	26,307	645,837
Prudential Bancorp, Inc.	2,487	43,050
Radian Group, Inc.	92,775	1,917,660
Riverview Bancorp, Inc.	6,016	53,181
SI Financial Group, Inc.	3,260	45,640
Southern Missouri Bancorp, Inc.	2,342	87,286
Sterling Bancorp, Inc.	6,221	70,360
Territorial Bancorp, Inc.	2,724	80,494
Timberland Bancorp, Inc.	1,931	60,324
TrustCo Bank Corp.	42,511	361,344
United Community Financial Corp.	19,803	191,495
United Financial Bancorp, Inc.	25,758	433,507
Walker & Dunlop, Inc.	12,214	645,876
Washington Federal, Inc.	36,682	1,173,824
Waterstone Financial, Inc.	9,335	160,095
Western New England Bancorp, Inc.	9,328	100,742
WMIH Corp.*	92,524	128,608
WSFS Financial Corp.	12,727	600,078

		20,647,465

Total Financials		164,302,519

Health Care (14.9%)
Biotechnology (6.1%)
Abeona Therapeutics, Inc.(x)*	14,194	181,683
ACADIA Pharmaceuticals, Inc.(x)*	41,431	860,108
Acceleron Pharma, Inc.*	16,024	917,054
Achaogen, Inc.(x)*	14,236	56,802
Achillion Pharmaceuticals, Inc.*	58,235	214,305
Acorda Therapeutics, Inc.*	18,521	363,938
Adamas Pharmaceuticals, Inc.(x)*	8,315	166,466
ADMA Biologics, Inc.*	5,704	35,422
Aduro Biotech, Inc.*	25,422	186,852
Adverum Biotechnologies, Inc.(x)*	16,362	98,990
Aeglea BioTherapeutics, Inc.*	4,898	46,874
Agenus, Inc.(x)*	32,916	70,440
Aimmune Therapeutics, Inc.*	16,941	462,150
Akebia Therapeutics, Inc.*	19,905	175,761

See Notes to Portfolio of Investments.

8

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Albireo Pharma, Inc.*	3,641	$120,007
Alder Biopharmaceuticals, Inc.(x)*	23,471	390,792
Aldeyra Therapeutics, Inc.*	4,786	66,047
Allakos, Inc.*	2,435	109,551
Allena Pharmaceuticals, Inc.*	3,498	37,569
AMAG Pharmaceuticals, Inc.*	15,370	307,400
Amicus Therapeutics, Inc.*	76,210	921,379
AnaptysBio, Inc.*	7,783	776,510
Apellis Pharmaceuticals, Inc.(x)*	15,168	269,687
Aptinyx, Inc.*	3,892	112,712
Arbutus Biopharma Corp.*	10,619	100,350
Arcus Biosciences, Inc.(x)*	3,217	44,845
Ardelyx, Inc.*	10,293	44,775
Arena Pharmaceuticals, Inc.*	20,326	935,403
ArQule, Inc.*	49,204	278,495
Array BioPharma, Inc.*	84,685	1,287,211
Arrowhead Pharmaceuticals, Inc.(x)*	36,564	700,932
Arsanis, Inc.(x)*	1,272	2,061
Atara Biotherapeutics, Inc.(x)*	17,130	708,326
Athenex, Inc.(x)*	17,675	274,670
Athersys, Inc.(x)*	35,436	74,416
Audentes Therapeutics, Inc.*	13,131	519,856
AVEO Pharmaceuticals, Inc.(x)*	30,574	101,200
Avid Bioservices, Inc.*	15,183	104,155
Avrobio, Inc.*	1,761	91,343
Bellicum Pharmaceuticals, Inc.(x)*	15,288	94,174
BioCryst Pharmaceuticals, Inc.*	45,047	343,709
Biohaven Pharmaceutical Holding Co. Ltd.*	10,830	406,667
BioSpecifics Technologies Corp.*	1,808	105,750
BioTime, Inc.(x)*	24,335	57,187
Blueprint Medicines Corp.*	17,175	1,340,680
Calithera Biosciences, Inc.*	14,559	76,435
Calyxt, Inc.(x)*	4,355	66,501
Cara Therapeutics, Inc.(x)*	9,624	230,495
CareDx, Inc.*	15,216	438,982
CASI Pharmaceuticals, Inc.(x)*	19,005	88,753
Catalyst Biosciences, Inc.*	3,579	38,582
Catalyst Pharmaceuticals, Inc.*	29,066	109,869
Celcuity, Inc.*	1,755	50,474
Cellular Biomedicine Group, Inc.(x)*	3,062	55,575
ChemoCentryx, Inc.*	10,550	133,352
Chimerix, Inc.*	19,420	75,544
Clovis Oncology, Inc.(x)*	19,825	582,260
Cohbar, Inc.(m)(x)*	6,693	28,847
Coherus Biosciences, Inc.*	20,916	345,114
Concert Pharmaceuticals, Inc.*	8,035	119,239
Corbus Pharmaceuticals Holdings, Inc.(x)*	14,135	106,719
Corvus Pharmaceuticals, Inc.*	4,169	35,770
Crinetics Pharmaceuticals, Inc.(x)*	2,030	58,160
CTI BioPharma Corp.(x)*	15,307	33,063
Cue Biopharma, Inc.(x)*	5,324	48,182
Cytokinetics, Inc.*	21,281	209,618
CytomX Therapeutics, Inc.*	16,568	306,508
Deciphera Pharmaceuticals, Inc.*	4,095	158,558
Denali Therapeutics, Inc.(x)*	18,061	392,646
Dicerna Pharmaceuticals, Inc.*	17,546	267,752
Dynavax Technologies Corp.(x)*	26,377	327,075
Eagle Pharmaceuticals, Inc.*	4,340	300,892
Editas Medicine, Inc.*	18,333	583,356
Eidos Therapeutics, Inc.(x)*	1,990	19,860
Emergent BioSolutions, Inc.*	18,424	1,212,851
Enanta Pharmaceuticals, Inc.*	6,944	593,434
Epizyme, Inc.*	21,654	229,532
Esperion Therapeutics, Inc.(x)*	8,887	394,316
Evelo Biosciences, Inc.(x)*	2,839	34,579
Fate Therapeutics, Inc.(x)*	20,575	335,167
Fennec Pharmaceuticals, Inc.*	3,397	27,855
FibroGen, Inc.*	30,490	1,852,267
Five Prime Therapeutics, Inc.*	13,079	182,060
Flexion Therapeutics, Inc.(x)*	14,615	273,447
Fortress Biotech, Inc.(x)*	10,668	17,069
Forty Seven, Inc.(x)*	2,298	34,286
G1 Therapeutics, Inc.*	8,539	446,504
Genomic Health, Inc.*	9,383	658,874
Geron Corp.(x)*	74,045	130,319
Global Blood Therapeutics, Inc.(x)*	20,931	795,378
GlycoMimetics, Inc.*	15,315	220,536
GTx, Inc.(x)*	2,590	4,066
Halozyme Therapeutics, Inc.*	51,885	942,750
Heron Therapeutics, Inc.*	28,046	887,656
Homology Medicines, Inc.(x)*	4,707	107,602
Idera Pharmaceuticals, Inc.(x)*	6,304	56,169
Immune Design Corp.*	11,149	38,464
ImmunoGen, Inc.*	55,518	525,755
Immunomedics, Inc.(x)*	57,872	1,205,473
Inovio Pharmaceuticals, Inc.(x)*	28,410	157,960
Insmed, Inc.*	32,339	653,895
Insys Therapeutics, Inc.(x)*	17,361	174,999
Intellia Therapeutics, Inc.(x)*	13,996	400,566
Intercept Pharmaceuticals, Inc.*	9,075	1,146,716
Intrexon Corp.(x)*	29,213	503,048
Invitae Corp.*	28,306	473,559
Iovance Biotherapeutics, Inc.*	33,132	372,735
Ironwood Pharmaceuticals, Inc.*	58,224	1,074,814
Jounce Therapeutics, Inc.*	7,344	47,736
Kadmon Holdings, Inc.*	29,040	96,994
Karyopharm Therapeutics, Inc.*	18,793	320,045
Keryx Biopharmaceuticals, Inc.(x)*	34,979	118,929
Kezar Life Sciences, Inc.(x)*	1,455	31,152
Kindred Biosciences, Inc.*	8,977	125,229
Kiniksa Pharmaceuticals Ltd., Class A*	1,783	45,467
Kura Oncology, Inc.*	10,181	178,168
La Jolla Pharmaceutical Co.(x)*	6,458	130,000
Lexicon Pharmaceuticals, Inc.(x)*	17,906	191,057
Ligand Pharmaceuticals, Inc.*	8,623	2,366,926
Loxo Oncology, Inc.*	11,183	1,910,391
MacroGenics, Inc.*	15,911	341,132
Madrigal Pharmaceuticals, Inc.(x)*	2,758	590,571
MannKind Corp.(x)*	42,164	77,160
MediciNova, Inc.(x)*	11,646	145,459
Mersana Therapeutics, Inc.(x)*	5,792	57,920
MiMedx Group, Inc.(x)*	45,265	279,738
Minerva Neurosciences, Inc.*	15,623	196,069
Miragen Therapeutics, Inc.*	7,739	43,184
Mirati Therapeutics, Inc.*	8,184	385,466
Molecular Templates, Inc.*	2,723	14,677
Momenta Pharmaceuticals, Inc.*	33,237	874,133
Mustang Bio, Inc.(x)*	4,549	27,067
Myriad Genetics, Inc.*	27,655	1,272,129
NantKwest, Inc.(x)*	16,032	59,318
Natera, Inc.*	13,951	333,987
NewLink Genetics Corp.*	12,989	31,044
Novavax, Inc.(x)*	155,957	293,199
Nymox Pharmaceutical Corp.*	8,866	21,810
OPKO Health, Inc.(x)*	135,162	467,661
Organovo Holdings, Inc.(x)*	37,950	43,643
Ovid therapeutics, Inc.*	3,585	20,327
Palatin Technologies, Inc.(x)*	53,369	53,236
PDL BioPharma, Inc.*	74,588	196,166
Pfenex, Inc.*	6,424	32,827
Pieris Pharmaceuticals, Inc.*	15,840	88,704

See Notes to Portfolio of Investments.

9

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
PolarityTE, Inc.(x)*	4,800	$91,680
Portola Pharmaceuticals, Inc.(x)*	26,903	716,427
Progenics Pharmaceuticals, Inc.(x)*	33,054	207,249
Proteostasis Therapeutics, Inc.(x)*	7,644	18,422
Prothena Corp. plc*	17,110	223,799
PTC Therapeutics, Inc.*	18,520	870,440
Puma Biotechnology, Inc.*	11,876	544,515
Ra Pharmaceuticals, Inc.*	3,941	71,293
Radius Health, Inc.*	16,392	291,778
Recro Pharma, Inc.(x)*	4,252	30,232
REGENXBIO, Inc.*	12,801	966,475
Repligen Corp.*	16,118	893,904
Replimune Group, Inc.*	2,151	34,631
Retrophin, Inc.*	16,257	467,064
Rhythm Pharmaceuticals, Inc.*	6,566	191,530
Rigel Pharmaceuticals, Inc.*	67,730	217,413
Rocket Pharmaceuticals, Inc.(x)*	9,571	235,638
Rubius Therapeutics, Inc.(x)*	3,508	84,192
Sangamo Therapeutics, Inc.(x)*	42,401	718,697
Savara, Inc.(x)*	10,599	118,285
Scholar Rock Holding Corp.(x)*	1,707	43,955
Selecta Biosciences, Inc.(x)*	5,415	84,203
Seres Therapeutics, Inc.(x)*	10,186	77,312
Solid Biosciences, Inc.(x)*	5,915	279,070
Sorrento Therapeutics, Inc.(x)*	44,385	195,294
Spark Therapeutics, Inc.(x)*	13,211	720,660
Spectrum Pharmaceuticals, Inc.*	41,580	698,544
Spero Therapeutics, Inc.(x)*	1,739	18,277
Spring Bank Pharmaceuticals, Inc.(x)*	3,001	36,162
Stemline Therapeutics, Inc.*	11,337	188,194
Surface Oncology, Inc.(x)*	4,705	51,473
Syndax Pharmaceuticals, Inc.*	3,999	32,312
Synergy Pharmaceuticals, Inc.(x)*	72,644	123,495
Synlogic, Inc.*	4,633	65,835
Syros Pharmaceuticals, Inc.*	7,379	87,884
T2 Biosystems, Inc.(x)*	7,636	56,888
TG Therapeutics, Inc.(x)*	22,910	128,296
Tocagen, Inc.(x)*	5,032	78,449
Translate Bio, Inc.*	2,487	24,870
Tyme Technologies, Inc.*	12,614	35,067
Ultragenyx Pharmaceutical, Inc.*	19,156	1,462,368
UNITY Biotechnology, Inc.(x)*	3,193	52,014
Unum Therapeutics, Inc.(x)*	4,588	47,256
Vanda Pharmaceuticals, Inc.*	21,981	504,464
Veracyte, Inc.*	7,435	71,004
Verastem, Inc.(x)*	29,992	217,442
Vericel Corp.*	19,685	278,543
Viking Therapeutics, Inc.(x)*	21,951	382,386
Vital Therapies, Inc.(x)*	9,141	2,517
Voyager Therapeutics, Inc.*	11,457	216,766
Xencor, Inc.*	19,109	744,678
XOMA Corp.(x)*	1,742	30,607
Zafgen, Inc.*	8,989	105,081
ZIOPHARM Oncology, Inc.(x)*	58,604	187,533

		61,848,870

Health Care Equipment & Supplies (3.5%)
Accuray, Inc.*	33,054	148,743
AngioDynamics, Inc.*	15,442	335,709
Anika Therapeutics, Inc.*	6,582	277,629
Antares Pharma, Inc.(x)*	62,247	209,150
AtriCure, Inc.*	14,484	507,375
Atrion Corp.	637	442,588
Avanos Medical, Inc.*	19,408	1,329,448
AxoGen, Inc.*	14,214	523,786
Cardiovascular Systems, Inc.*	14,607	571,718
Cerus Corp.*	53,152	383,226
CONMED Corp.	10,609	840,445
CryoLife, Inc.*	14,794	520,749
CryoPort, Inc.(x)*	7,465	95,627
Cutera, Inc.*	5,810	189,116
CytoSorbents Corp.(x)*	8,468	109,237
ElectroCore LLC(x)*	1,566	21,924
Endologix, Inc.*	32,829	62,703
FONAR Corp.*	1,921	47,833
GenMark Diagnostics, Inc.*	22,714	166,948
Glaukos Corp.(x)*	13,523	877,643
Globus Medical, Inc., Class A*	31,365	1,780,277
Haemonetics Corp.*	21,881	2,507,124
Helius Medical Technologies, Inc.(x)*	4,117	40,305
Heska Corp.*	2,861	324,180
Inogen, Inc.*	7,546	1,842,130
Integer Holdings Corp.*	12,918	1,071,548
IntriCon Corp.*	2,131	119,762
Invacare Corp.	11,898	173,116
iRadimed Corp.*	1,047	38,896
iRhythm Technologies, Inc.*	9,936	940,542
K2M Group Holdings, Inc.*	17,266	472,570
Lantheus Holdings, Inc.*	15,980	238,901
LeMaitre Vascular, Inc.	6,173	239,142
LivaNova plc*	20,678	2,563,451
Meridian Bioscience, Inc.	18,438	274,726
Merit Medical Systems, Inc.*	21,516	1,322,158
Natus Medical, Inc.*	14,507	517,175
Neogen Corp.*	21,657	1,549,125
Neuronetics, Inc.*	1,807	57,932
Nevro Corp.*	11,954	681,378
Novocure Ltd.*	30,211	1,583,056
NuVasive, Inc.*	21,781	1,546,015
Nuvectra Corp.*	4,178	91,832
NxStage Medical, Inc.*	27,767	774,422
OraSure Technologies, Inc.*	25,203	389,386
Orthofix Medical, Inc.*	7,879	455,485
OrthoPediatrics Corp.(x)*	2,068	75,772
Oxford Immunotec Global plc*	7,281	118,171
Pulse Biosciences, Inc.(x)*	4,695	66,622
Quidel Corp.*	13,662	890,353
Rockwell Medical, Inc.(x)*	22,630	95,499
RTI Surgical, Inc.*	17,533	78,899
SeaSpine Holdings Corp.*	3,387	52,702
Senseonics Holdings, Inc.(x)*	41,877	199,753
Sientra, Inc.*	11,060	264,113
STAAR Surgical Co.*	18,154	871,392
Surmodics, Inc.*	5,408	403,707
Tactile Systems Technology, Inc.*	7,608	540,548
Tandem Diabetes Care, Inc.*	20,445	875,864
TransEnterix, Inc.(x)*	67,591	392,028
Utah Medical Products, Inc.	1,157	108,989
Varex Imaging Corp.*	16,342	468,362
ViewRay, Inc.(x)*	24,687	231,070
Wright Medical Group NV*	51,110	1,483,212

		36,473,287

Health Care Providers & Services (1.8%)
AAC Holdings, Inc.(x)*	5,267	40,187
Addus HomeCare Corp.*	3,485	244,473
Amedisys, Inc.*	11,954	1,493,772
American Renal Associates Holdings, Inc.*	7,213	156,161
AMN Healthcare Services, Inc.*	20,588	1,126,164
Apollo Medical Holdings, Inc.(x)*	1,943	42,882
BioScrip, Inc.*	37,952	117,651
BioTelemetry, Inc.*	13,180	849,451
Brookdale Senior Living, Inc.*	78,399	770,662

See Notes to Portfolio of Investments.

10

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Capital Senior Living Corp.*	11,632	$109,806
Civitas Solutions, Inc.*	7,601	112,115
Community Health Systems, Inc.(x)*	42,220	146,081
CorVel Corp.*	3,778	227,625
Cross Country Healthcare, Inc.*	14,840	129,553
Diplomat Pharmacy, Inc.*	23,860	463,123
Ensign Group, Inc. (The)	20,760	787,219
Genesis Healthcare, Inc.(x)*	30,221	40,798
HealthEquity, Inc.*	22,413	2,116,012
LHC Group, Inc.*	12,407	1,277,797
LifePoint Health, Inc.*	14,876	958,014
Magellan Health, Inc.*	10,440	752,202
National HealthCare Corp.	5,046	380,317
National Research Corp.	6,291	242,833
Owens & Minor, Inc.	27,002	446,073
Patterson Cos., Inc.	33,994	831,153
PetIQ, Inc.(x)*	6,233	245,019
Providence Service Corp. (The)*	5,207	350,327
Quorum Health Corp.(x)*	8,474	49,658
R1 RCM, Inc.*	42,978	436,656
RadNet, Inc.*	14,499	218,210
Select Medical Holdings Corp.*	47,007	864,929
Surgery Partners, Inc.(x)*	9,118	150,447
Tenet Healthcare Corp.*	35,450	1,008,907
Tivity Health, Inc.*	16,649	535,265
Triple-S Management Corp., Class B*	10,530	198,912
US Physical Therapy, Inc.	5,663	671,632

		18,592,086

Health Care Technology (1.0%)
Allscripts Healthcare Solutions, Inc.*	74,863	1,066,798
Castlight Health, Inc., Class B*	33,502	90,455
Computer Programs & Systems, Inc.(x)	5,759	154,629
Evolent Health, Inc., Class A*	27,373	777,393
HealthStream, Inc.	10,885	337,544
HMS Holdings Corp.*	34,670	1,137,523
Inovalon Holdings, Inc., Class A(x)*	28,709	288,525
Inspire Medical Systems, Inc.*	4,442	186,919
Medidata Solutions, Inc.*	24,630	1,805,625
NantHealth, Inc.(x)*	8,446	13,260
Omnicell, Inc.*	16,274	1,170,101
Simulations Plus, Inc.	3,351	67,690
Tabula Rasa HealthCare, Inc.*	7,298	592,525
Teladoc Health, Inc.(x)*	27,910	2,410,029
Vocera Communications, Inc.*	11,713	428,462

		10,527,478

Life Sciences Tools & Services (0.5%)
Accelerate Diagnostics, Inc.(x)*	11,816	271,177
Cambrex Corp.*	14,340	980,857
ChromaDex Corp.(x)*	11,535	49,485
Codexis, Inc.*	21,422	367,387
Enzo Biochem, Inc.*	16,019	65,998
Fluidigm Corp.*	7,858	58,856
Harvard Bioscience, Inc.*	9,609	50,447
Luminex Corp.	18,456	559,402
Medpace Holdings, Inc.*	7,962	477,003
NanoString Technologies, Inc.*	7,396	131,871
NeoGenomics, Inc.*	24,487	375,875
Pacific Biosciences of California, Inc.(x)*	54,098	292,670
Quanterix Corp.*	2,373	50,830
Syneos Health, Inc.*	25,539	1,316,536

		5,048,394

Pharmaceuticals (2.0%)
Aclaris Therapeutics, Inc.(x)*	11,906	172,875
Aerie Pharmaceuticals, Inc.*	14,166	871,917
Akcea Therapeutics, Inc.(x)*	4,197	146,979
Akorn, Inc.*	39,163	508,336
Amneal Pharmaceuticals, Inc.*	37,282	827,288
Amphastar Pharmaceuticals, Inc.*	14,753	283,848
Ampio Pharmaceuticals, Inc.(x)*	23,778	12,079
ANI Pharmaceuticals, Inc.*	3,692	208,746
Aquestive Therapeutics, Inc.*	1,393	24,391
Aratana Therapeutics, Inc.*	13,844	80,849
Assembly Biosciences, Inc.*	8,178	303,731
Assertio Therapeutics, Inc.*	29,514	173,542
Clearside Biomedical, Inc.*	8,433	51,863
Collegium Pharmaceutical, Inc.(x)*	12,310	181,449
Corcept Therapeutics, Inc.(x)*	40,972	574,427
Corium International, Inc.(x)*	7,999	76,070
Cymabay Therapeutics, Inc.*	24,706	273,742
Dermira, Inc.*	22,725	247,703
Dova Pharmaceuticals, Inc.(x)*	4,949	103,781
Durect Corp.*	48,553	53,408
Eloxx Pharmaceuticals, Inc.*	8,764	149,339
Endo International plc*	93,254	1,569,465
Endocyte, Inc.(x)*	27,336	485,487
Evolus, Inc.*	5,270	98,127
Horizon Pharma plc*	71,050	1,391,159
Innovate Biopharmaceuticals, Inc.(x)*	5,553	37,927
Innoviva, Inc.*	29,948	456,408
Intersect ENT, Inc.*	11,809	339,509
Intra-Cellular Therapies, Inc.*	18,077	392,271
Kala Pharmaceuticals, Inc.*	4,148	40,941
Lannett Co., Inc.(x)*	12,569	59,703
Liquidia Technologies, Inc.(x)*	1,352	37,085
Mallinckrodt plc*	34,090	999,178
Marinus Pharmaceuticals, Inc.(x)*	10,863	108,630
Medicines Co. (The)(x)*	29,452	880,909
Melinta Therapeutics, Inc.*	13,765	54,372
Menlo Therapeutics, Inc.(x)*	1,867	18,390
MyoKardia, Inc.*	13,692	892,718
Neos Therapeutics, Inc.(x)*	8,123	39,397
Ocular Therapeutix, Inc.(x)*	12,641	86,970
Odonate Therapeutics, Inc.(x)*	2,269	44,041
Omeros Corp.(x)*	19,022	464,327
Optinose, Inc.(x)*	8,054	100,111
Pacira Pharmaceuticals, Inc.*	17,397	855,063
Paratek Pharmaceuticals, Inc.(x)*	13,732	133,200
Phibro Animal Health Corp., Class A	8,267	354,654
Prestige Consumer Healthcare, Inc.*	22,399	848,698
Reata Pharmaceuticals, Inc., Class A(x)*	7,450	609,112
resTORbio, Inc.*	1,649	24,966
Revance Therapeutics, Inc.*	13,785	342,557
scPharmaceuticals, Inc.(x)*	1,876	11,012
Sienna Biopharmaceuticals, Inc.*	4,402	65,238
SIGA Technologies, Inc.*	20,401	140,563
Supernus Pharmaceuticals, Inc.*	20,757	1,045,115
Teligent, Inc.(x)*	13,428	53,041
Tetraphase Pharmaceuticals, Inc.*	21,220	58,567
TherapeuticsMD, Inc.(x)*	72,236	473,868
Theravance Biopharma, Inc.(x)*	18,155	593,124
Tricida, Inc.(x)*	3,426	104,664
Verrica Pharmaceuticals, Inc.(x)*	1,534	24,928
WaVe Life Sciences Ltd.*	7,204	360,200
Xeris Pharmaceuticals, Inc.(x)*	1,909	33,560
Zogenix, Inc.*	17,331	859,618
Zomedica Pharmaceuticals Corp.(x)*	8,414	15,734

		20,930,970

Total Health Care		153,421,085

See Notes to Portfolio of Investments.

11

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Industrials (13.8%)
Aerospace & Defense (1.3%)
AAR Corp.	14,019	$671,370
Aerojet Rocketdyne Holdings, Inc.*	30,215	1,027,008
Aerovironment, Inc.*	8,798	986,872
Astronics Corp.*	8,820	383,670
Axon Enterprise, Inc.*	23,390	1,600,578
Cubic Corp.	11,675	852,859
Ducommun, Inc.*	2,983	121,826
Engility Holdings, Inc.*	6,777	243,904
Esterline Technologies Corp.*	11,167	1,015,639
KeyW Holding Corp. (The)(x)*	13,867	120,088
KLX, Inc.*	21,417	1,344,559
Kratos Defense & Security Solutions, Inc.(x)*	35,857	529,966
Maxar Technologies Ltd.	23,828	787,992
Mercury Systems, Inc.*	20,179	1,116,302
Moog, Inc., Class A	13,804	1,186,730
National Presto Industries, Inc.(x)	1,773	229,869
Sparton Corp.*	2,726	39,336
Triumph Group, Inc.	21,590	503,047
Vectrus, Inc.*	3,456	107,793
Wesco Aircraft Holdings, Inc.*	20,975	235,969

		13,105,377

Air Freight & Logistics (0.3%)
Air Transport Services Group, Inc.*	24,414	524,169
Atlas Air Worldwide Holdings, Inc.*	10,603	675,941
Echo Global Logistics, Inc.*	11,756	363,848
Forward Air Corp.	12,543	899,334
Hub Group, Inc., Class A*	13,774	628,094
Radiant Logistics, Inc.*	11,051	65,311

		3,156,697

Airlines (0.4%)
Allegiant Travel Co.	5,435	689,158
Hawaiian Holdings, Inc.	21,832	875,463
Mesa Air Group, Inc.(x)*	2,952	40,915
SkyWest, Inc.	21,899	1,289,851
Spirit Airlines, Inc.*	28,523	1,339,725

		4,235,112

Building Products (1.2%)
AAON, Inc.	17,703	669,173
Advanced Drainage Systems, Inc.	15,563	480,897
American Woodmark Corp.*	6,033	473,289
Apogee Enterprises, Inc.	12,109	500,344
Armstrong Flooring, Inc.*	6,610	119,641
Builders FirstSource, Inc.*	47,355	695,171
Caesarstone Ltd.(x)	7,224	134,005
Continental Building Products, Inc.*	15,248	572,562
CSW Industrials, Inc.*	6,214	333,692
Gibraltar Industries, Inc.*	14,039	640,178
Griffon Corp.	13,802	222,902
Insteel Industries, Inc.	7,534	270,320
JELD-WEN Holding, Inc.*	28,670	707,002
Masonite International Corp.*	12,440	797,404
NCI Building Systems, Inc.*	17,790	269,519
Patrick Industries, Inc.*	9,703	574,418
PGT Innovations, Inc.*	20,590	444,744
Quanex Building Products Corp.	10,220	186,004
Simpson Manufacturing Co., Inc.	17,333	1,255,949
Trex Co., Inc.*	24,774	1,907,104
Universal Forest Products, Inc.	26,301	929,214

		12,183,532

Commercial Services & Supplies (2.3%)
ABM Industries, Inc.	27,393	883,424
ACCO Brands Corp.	48,098	543,507
Advanced Disposal Services, Inc.*	29,076	787,378
Brady Corp., Class A	20,937	915,994
BrightView Holdings, Inc.(x)*	7,086	113,730
Brink’s Co. (The)	20,718	1,445,080
Casella Waste Systems, Inc., Class A*	17,156	532,865
CECO Environmental Corp.*	9,021	71,085
Cimpress NV*	9,220	1,259,544
Covanta Holding Corp.	50,358	818,318
Deluxe Corp.	20,841	1,186,687
Ennis, Inc.	7,577	154,950
Essendant, Inc.	10,706	137,251
Healthcare Services Group, Inc.(x)	31,269	1,270,147
Heritage-Crystal Clean, Inc.*	4,562	97,399
Herman Miller, Inc.	25,814	991,258
HNI Corp.	18,844	833,659
Interface, Inc.	27,657	645,791
Kimball International, Inc., Class B	14,024	234,902
Knoll, Inc.	23,374	548,120
LSC Communications, Inc.	9,631	106,519
Matthews International Corp., Class A	13,673	685,701
McGrath RentCorp.	10,059	547,914
Mobile Mini, Inc.	19,947	874,676
MSA Safety, Inc.	14,157	1,506,870
Multi-Color Corp.	6,315	393,109
NL Industries, Inc.*	2,063	12,378
PICO Holdings, Inc.*	6,099	76,542
Pitney Bowes, Inc.	79,073	559,837
Quad/Graphics, Inc.	13,289	276,943
RR Donnelley & Sons Co.	21,288	114,955
SP Plus Corp.*	9,466	345,509
Steelcase, Inc., Class A	36,885	682,373
Team, Inc.(x)*	12,100	272,250
Tetra Tech, Inc.	23,195	1,584,218
UniFirst Corp.	6,497	1,128,204
US Ecology, Inc.	9,467	698,191
Viad Corp.	8,704	515,712
VSE Corp.	2,489	82,461

		23,935,451

Construction & Engineering (1.0%)
Aegion Corp.*	14,928	378,873
Ameresco, Inc., Class A*	6,112	83,429
Argan, Inc.	4,477	192,511
Comfort Systems USA, Inc.	16,282	918,305
Dycom Industries, Inc.*	13,197	1,116,466
EMCOR Group, Inc.	24,218	1,819,014
Granite Construction, Inc.	18,772	857,880
Great Lakes Dredge & Dock Corp.*	16,396	101,655
HC2 Holdings, Inc.*	12,950	79,254
IES Holdings, Inc.*	2,583	50,369
Infrastructure and Energy Alternatives, Inc.*	5,131	53,876
KBR, Inc.	60,105	1,270,019
MasTec, Inc.*	28,155	1,257,121
MYR Group, Inc.*	4,878	159,218
Northwest Pipe Co.*	2,895	57,176
NV5 Global, Inc.*	3,566	309,172
Orion Group Holdings, Inc.*	7,379	55,711
Primoris Services Corp.	19,581	486,000
Sterling Construction Co., Inc.*	8,037	115,090
Tutor Perini Corp.*	16,223	304,992
Willscot Corp.(x)*	9,960	170,814

		9,836,945

Electrical Equipment (0.6%)
Allied Motion Technologies, Inc.	2,231	121,433
Atkore International Group, Inc.*	15,777	418,564
AZZ, Inc.	12,260	619,130
Babcock & Wilcox Enterprises, Inc.*	9,829	10,124

See Notes to Portfolio of Investments.

12

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Encore Wire Corp.	8,723	$437,022
Energous Corp.(x)*	6,994	70,779
EnerSys	18,199	1,585,679
Enphase Energy, Inc.(x)*	25,890	125,567
FuelCell Energy, Inc.(x)*	24,068	25,753
Generac Holdings, Inc.*	25,625	1,445,506
Plug Power, Inc.(x)*	64,931	124,668
Powell Industries, Inc.	2,829	102,580
Preformed Line Products Co.	835	58,684
Sunrun, Inc.*	38,828	483,020
Thermon Group Holdings, Inc.*	14,863	383,168
TPI Composites, Inc.*	4,388	125,277
Vicor Corp.*	7,241	333,086
Vivint Solar, Inc.*	9,912	51,542

		6,521,582

Industrial Conglomerates (0.1%)
Raven Industries, Inc.	16,048	734,196

Machinery (3.5%)
Actuant Corp., Class A	26,328	734,551
Alamo Group, Inc.	4,166	381,647
Albany International Corp., Class A	12,107	962,507
Altra Industrial Motion Corp.(x)	24,903	1,028,494
American Railcar Industries, Inc.	2,056	94,782
Astec Industries, Inc.	9,727	490,338
Barnes Group, Inc.	20,884	1,483,391
Blue Bird Corp.*	4,391	107,580
Briggs & Stratton Corp.	20,553	395,234
Chart Industries, Inc.*	13,354	1,046,019
CIRCOR International, Inc.	7,210	342,475
Columbus McKinnon Corp.	8,901	351,946
Commercial Vehicle Group, Inc.*	9,748	89,292
DMC Global, Inc.	5,353	218,402
Douglas Dynamics, Inc.	9,716	426,532
Eastern Co. (The)	1,714	48,678
Energy Recovery, Inc.(x)*	11,576	103,605
EnPro Industries, Inc.	9,253	674,821
ESCO Technologies, Inc.	10,573	719,493
Evoqua Water Technologies Corp.*	31,828	565,902
Federal Signal Corp.	26,502	709,724
Franklin Electric Co., Inc.	19,206	907,484
FreightCar America, Inc.*	3,243	52,115
Gencor Industries, Inc.*	2,377	28,643
Global Brass & Copper Holdings, Inc.	8,313	306,750
Gorman-Rupp Co. (The)	6,400	233,600
Graham Corp.	2,555	71,974
Greenbrier Cos., Inc. (The)	12,603	757,440
Harsco Corp.*	34,344	980,521
Hillenbrand, Inc.	27,137	1,419,265
Hurco Cos., Inc.	1,776	80,098
Hyster-Yale Materials Handling, Inc.	3,692	227,169
John Bean Technologies Corp.	13,247	1,580,366
Kadant, Inc.	4,717	508,728
Kennametal, Inc.	34,642	1,509,006
LB Foster Co., Class A*	3,096	63,623
Lindsay Corp.	4,701	471,228
Lydall, Inc.*	7,389	318,466
Manitex International, Inc.*	4,246	44,710
Manitowoc Co., Inc. (The)*	14,835	355,892
Meritor, Inc.*	35,848	694,017
Milacron Holdings Corp.*	28,923	585,691
Miller Industries, Inc.	3,119	83,901
Mueller Industries, Inc.	24,811	719,023
Mueller Water Products, Inc., Class A	67,152	772,920
Navistar International Corp.*	21,354	822,129
NN, Inc.	10,550	164,580
Omega Flex, Inc.	785	55,861
Park-Ohio Holdings Corp.	2,535	97,217
Proto Labs, Inc.*	11,060	1,788,954
RBC Bearings, Inc.*	9,960	1,497,586
REV Group, Inc.(x)	10,089	158,397
Rexnord Corp.*	44,200	1,361,360
Spartan Motors, Inc.	10,677	157,486
SPX Corp.*	18,445	614,403
SPX FLOW, Inc.*	17,374	903,448
Standex International Corp.	5,226	544,811
Sun Hydraulics Corp.	12,117	663,769
Tennant Co.	7,452	565,979
Titan International, Inc.	20,110	149,216
TriMas Corp.*	20,750	630,800
Twin Disc, Inc.*	2,578	59,397
Wabash National Corp.	26,183	477,316
Watts Water Technologies, Inc., Class A	11,973	993,759
Woodward, Inc.	23,000	1,859,779

		37,314,290

Marine (0.1%)
Costamare, Inc.	19,825	128,664
Eagle Bulk Shipping, Inc.*	14,290	80,310
Genco Shipping & Trading Ltd.*	6,079	85,106
Matson, Inc.	18,234	722,796
Safe Bulkers, Inc.*	14,766	42,526
Scorpio Bulkers, Inc.	16,737	121,343

		1,180,745

Professional Services (1.3%)
Acacia Research Corp.*	13,357	42,742
ASGN, Inc.*	21,918	1,729,988
Barrett Business Services, Inc.	2,144	143,176
BG Staffing, Inc.	2,295	62,424
CBIZ, Inc.*	21,937	519,907
CRA International, Inc.	2,422	121,633
Exponent, Inc.	22,861	1,225,350
Forrester Research, Inc.	2,947	135,267
Franklin Covey Co.*	2,738	64,754
FTI Consulting, Inc.*	16,241	1,188,679
GP Strategies Corp.*	3,515	59,228
Heidrick & Struggles International, Inc.	7,536	255,094
Huron Consulting Group, Inc.*	9,788	483,527
ICF International, Inc.	7,763	585,718
InnerWorkings, Inc.*	13,214	104,655
Insperity, Inc.	15,720	1,854,173
Kelly Services, Inc., Class A	12,999	312,366
Kforce, Inc.	9,653	362,953
Korn/Ferry International	24,163	1,189,786
Mistras Group, Inc.*	5,531	119,857
Navigant Consulting, Inc.	19,961	460,301
Reis, Inc.	2,610	60,030
Resources Connection, Inc.	8,884	147,474
TriNet Group, Inc.*	18,757	1,056,394
TrueBlue, Inc.*	18,898	492,293
WageWorks, Inc.*	16,613	710,206
Willdan Group, Inc.*	2,439	82,828

		13,570,803

Road & Rail (0.5%)
ArcBest Corp.	10,771	522,932
Avis Budget Group, Inc.*	29,271	940,769
Covenant Transportation Group, Inc., Class A*	3,905	113,479
Daseke, Inc.*	12,159	97,515
Heartland Express, Inc.	22,826	450,357
Hertz Global Holdings, Inc.*	25,178	411,157

See Notes to Portfolio of Investments.

13

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Marten Transport Ltd.	16,492	$347,157
PAM Transportation Services, Inc.(x)*	635	41,332
Saia, Inc.*	10,748	821,685
Universal Logistics Holdings, Inc.	2,597	95,570
US Xpress Enterprises, Inc., Class A*	5,825	80,385
USA Truck, Inc.*	2,351	47,561
Werner Enterprises, Inc.	22,002	777,771
YRC Worldwide, Inc.*	10,530	94,559

		4,842,229

Trading Companies & Distributors (1.2%)
Aircastle Ltd.	24,325	532,961
Applied Industrial Technologies, Inc.	15,841	1,239,558
Beacon Roofing Supply, Inc.*	28,783	1,041,657
BlueLinx Holdings, Inc.(x)*	2,672	84,141
BMC Stock Holdings, Inc.*	27,547	513,752
CAI International, Inc.*	4,966	113,572
DXP Enterprises, Inc.*	6,668	267,187
EnviroStar, Inc.(x)	1,052	40,975
Foundation Building Materials, Inc.*	4,120	51,376
GATX Corp.	16,671	1,443,543
General Finance Corp.*	2,736	43,639
GMS, Inc.*	12,558	291,346
H&E Equipment Services, Inc.	13,541	511,579
Herc Holdings, Inc.*	10,210	522,752
Kaman Corp.	11,327	756,417
Lawson Products, Inc.*	1,843	62,478
MRC Global, Inc.*	35,386	664,195
Nexeo Solutions, Inc.*	11,092	135,877
NOW, Inc.*	46,625	771,644
Rush Enterprises, Inc., Class A	12,462	489,881
Rush Enterprises, Inc., Class B	1,763	70,326
SiteOne Landscape Supply, Inc.*	16,787	1,264,733
Systemax, Inc.	4,998	164,634
Textainer Group Holdings Ltd.*	7,833	100,262
Titan Machinery, Inc.*	5,308	82,194
Triton International Ltd.	20,870	694,345
Veritiv Corp.*	3,326	121,066
Willis Lease Finance Corp.*	979	33,785

		12,109,875

Total Industrials		142,726,834

Information Technology (12.8%)
Communications Equipment (1.4%)
Acacia Communications, Inc.*	10,622	439,432
ADTRAN, Inc.	23,046	406,762
Aerohive Networks, Inc.*	11,249	46,346
Applied Optoelectronics, Inc.(x)*	7,960	196,294
CalAmp Corp.*	15,423	369,535
Calix, Inc.*	13,618	110,306
Casa Systems, Inc.*	12,369	182,443
Ciena Corp.*	60,881	1,901,921
Clearfield, Inc.(x)*	3,849	51,769
Comtech Telecommunications Corp.	9,432	342,099
DASAN Zhone Solutions, Inc.(x)*	1,601	22,718
Digi International, Inc.*	7,892	106,147
Extreme Networks, Inc.*	33,961	186,106
Finisar Corp.*	48,430	922,592
Harmonic, Inc.*	25,991	142,951
Infinera Corp.*	62,732	457,944
InterDigital, Inc.	15,209	1,216,720
KVH Industries, Inc.*	4,965	65,042
Lumentum Holdings, Inc.(x)*	26,422	1,583,998
NETGEAR, Inc.*	13,779	866,010
NetScout Systems, Inc.*	33,795	853,324
Oclaro, Inc.*	71,953	643,260
Plantronics, Inc.	13,891	837,627
Quantenna Communications, Inc.*	9,942	183,430
Ribbon Communications, Inc.*	15,125	103,304
ViaSat, Inc.(x)*	23,139	1,479,739
Viavi Solutions, Inc.*	98,838	1,120,823

		14,838,642

Electronic Equipment, Instruments & Components (2.1%)
Anixter International, Inc.*	12,447	875,024
Arlo Technologies, Inc.(x)*	3,396	49,276
AVX Corp.	20,423	368,635
Badger Meter, Inc.	13,246	701,376
Bel Fuse, Inc., Class B	3,185	84,403
Belden, Inc.	17,200	1,228,251
Benchmark Electronics, Inc.	21,361	499,847
Control4 Corp.*	10,911	374,575
CTS Corp.	14,324	491,313
Daktronics, Inc.	10,427	81,748
Electro Scientific Industries, Inc.*	9,335	162,896
ePlus, Inc.*	5,695	527,927
Fabrinet*	15,180	702,227
FARO Technologies, Inc.*	7,234	465,508
Fitbit, Inc., Class A(x)*	84,258	450,780
II-VI, Inc.*	26,445	1,250,848
Insight Enterprises, Inc.*	16,089	870,254
Iteris, Inc.*	7,219	38,838
Itron, Inc.*	14,162	909,200
KEMET Corp.*	22,036	408,768
Kimball Electronics, Inc.*	8,450	166,043
Knowles Corp.*	38,061	632,574
Maxwell Technologies, Inc.(x)*	10,121	35,322
Mesa Laboratories, Inc.	1,238	229,798
Methode Electronics, Inc.	15,688	567,906
MTS Systems Corp.	7,841	429,295
Napco Security Technologies, Inc.*	3,615	54,044
nLight, Inc.(x)*	4,382	97,324
Novanta, Inc.*	14,430	987,012
OSI Systems, Inc.*	7,830	597,507
PAR Technology Corp.*	3,371	74,904
Park Electrochemical Corp.	5,486	106,922
PC Connection, Inc.	4,922	191,417
Plexus Corp.*	13,608	796,204
Rogers Corp.*	7,816	1,151,452
Sanmina Corp.*	29,701	819,748
ScanSource, Inc.*	10,636	424,376
SYNNEX Corp.	12,925	1,094,748
Tech Data Corp.*	15,801	1,130,878
TTM Technologies, Inc.*	39,973	635,970
Vishay Intertechnology, Inc.	55,445	1,128,306
Vishay Precision Group, Inc.*	2,945	110,143

		22,003,587

IT Services (2.0%)
Acxiom Holdings, Inc.*	32,150	1,588,531
Brightcove, Inc.*	10,351	86,948
CACI International, Inc., Class A*	10,609	1,953,646
Carbonite, Inc.*	12,286	437,996
Cardtronics plc, Class A*	17,870	565,407
Cass Information Systems, Inc.	6,063	394,823
ConvergeOne Holdings, Inc.	7,339	68,326
Convergys Corp.	40,649	965,007
CSG Systems International, Inc.	15,282	613,419
Endurance International Group Holdings, Inc.*	25,205	221,804
Everi Holdings, Inc.*	20,327	186,399
Evertec, Inc.	25,525	615,153
Evo Payments, Inc., Class A*	4,668	111,565
Exela Technologies, Inc.(x)*	13,915	99,214
ExlService Holdings, Inc.*	15,094	999,223
GTT Communications, Inc.(x)*	16,792	728,773

See Notes to Portfolio of Investments.

14

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Hackett Group, Inc. (The)	7,475	$150,621
I3 Verticals, Inc., Class A(x)*	2,074	47,661
Information Services Group, Inc.*	10,428	49,846
Internap Corp.*	6,381	80,592
Limelight Networks, Inc.*	32,205	161,669
ManTech International Corp., Class A	11,816	747,953
MAXIMUS, Inc.	26,708	1,737,621
MoneyGram International, Inc.*	9,404	50,311
NIC, Inc.	29,751	440,315
Perficient, Inc.*	15,053	401,162
Perspecta, Inc.	59,866	1,539,753
PFSweb, Inc.*	4,420	32,708
Presidio, Inc.*	10,841	165,325
PRGX Global, Inc.*	6,015	52,331
Science Applications International Corp.	17,726	1,428,716
ServiceSource International, Inc.*	21,470	61,190
Sykes Enterprises, Inc.*	18,973	578,487
Syntel, Inc.*	14,095	577,613
Travelport Worldwide Ltd.	52,217	880,901
TTEC Holdings, Inc.	5,765	149,314
Tucows, Inc., Class A(x)*	2,865	159,724
Unisys Corp.(x)*	21,029	428,992
Virtusa Corp.*	11,766	631,952
Web.com Group, Inc.*	18,433	514,281

		20,705,272

Semiconductors & Semiconductor Equipment (2.2%)
ACM Research, Inc., Class A(x)*	2,388	26,435
Adesto Technologies Corp.(x)*	5,337	31,755
Advanced Energy Industries, Inc.*	16,432	848,713
Alpha & Omega Semiconductor Ltd.*	6,100	70,943
Ambarella, Inc.(x)*	14,044	543,222
Amkor Technology, Inc.*	44,065	325,640
Aquantia Corp.(x)*	6,326	80,910
Axcelis Technologies, Inc.*	9,790	192,374
AXT, Inc.*	11,783	84,248
Brooks Automation, Inc.	28,731	1,006,447
Cabot Microelectronics Corp.	10,772	1,111,347
CEVA, Inc.*	7,221	207,604
Cirrus Logic, Inc.*	27,255	1,052,043
Cohu, Inc.	11,929	299,418
Cree, Inc.*	42,249	1,599,970
Diodes, Inc.*	18,721	623,222
Entegris, Inc.	60,349	1,747,103
FormFactor, Inc.*	31,401	431,764
Ichor Holdings Ltd.(x)*	7,001	142,960
Impinj, Inc.(x)*	4,806	119,285
Inphi Corp.(x)*	17,930	680,981
Integrated Device Technology, Inc.*	55,453	2,606,845
Kopin Corp.*	17,197	41,617
Lattice Semiconductor Corp.*	50,431	403,448
MACOM Technology Solutions Holdings, Inc.(x)*	18,174	374,384
MaxLinear, Inc.*	25,848	513,858
Nanometrics, Inc.*	9,656	362,293
NeoPhotonics Corp.(x)*	10,233	84,934
NVE Corp.	1,420	150,350
PDF Solutions, Inc.*	8,685	78,426
Photronics, Inc.*	19,710	194,144
Power Integrations, Inc.	12,216	772,051
Rambus, Inc.*	47,631	519,654
Rudolph Technologies, Inc.*	12,302	300,784
Semtech Corp.*	28,337	1,575,537
Silicon Laboratories, Inc.*	18,093	1,660,936
SMART Global Holdings, Inc.*	4,840	139,102
SunPower Corp.(x)*	29,235	213,416
Synaptics, Inc.*	15,567	710,167
Ultra Clean Holdings, Inc.*	15,512	194,676
Veeco Instruments, Inc.*	20,592	211,068
Xcerra Corp.*	22,416	319,876
Xperi Corp.	21,489	319,112

		22,973,062

Software (4.8%)
8x8, Inc.*	39,106	831,003
A10 Networks, Inc.*	14,756	89,716
ACI Worldwide, Inc.*	50,086	1,409,420
Agilysys, Inc.*	4,400	71,720
Alarm.com Holdings, Inc.*	12,967	744,306
Altair Engineering, Inc., Class A*	11,951	519,271
Alteryx, Inc., Class A(x)*	11,605	663,922
Amber Road, Inc.*	7,378	70,976
American Software, Inc., Class A	8,624	104,609
Appfolio, Inc., Class A*	6,235	488,824
Apptio, Inc., Class A*	14,113	521,616
Asure Software, Inc.(x)*	2,946	36,589
Avalara, Inc.*	2,532	88,443
Avaya Holdings Corp.*	43,331	959,348
Benefitfocus, Inc.(x)*	9,024	365,021
Blackbaud, Inc.	20,578	2,088,256
Blackline, Inc.*	14,101	796,283
Bottomline Technologies DE, Inc.*	17,909	1,302,163
Box, Inc., Class A*	51,873	1,240,283
Carbon Black, Inc.(x)*	5,200	110,136
ChannelAdvisor Corp.*	7,836	97,558
Cision Ltd.*	20,504	344,467
Cloudera, Inc.*	43,089	760,521
CommVault Systems, Inc.*	16,260	1,138,200
Cornerstone OnDemand, Inc.*	23,339	1,324,488
Coupa Software, Inc.*	22,373	1,769,705
Digimarc Corp.*	3,208	100,892
Ebix, Inc.(x)	10,401	823,239
eGain Corp.*	5,268	42,671
Ellie Mae, Inc.*	14,681	1,391,318
Envestnet, Inc.*	18,474	1,125,990
Everbridge, Inc.*	10,960	631,734
Five9, Inc.*	23,652	1,033,356
ForeScout Technologies, Inc.*	12,057	455,272
Fusion Connect, Inc.(x)*	6,133	15,762
Glu Mobile, Inc.*	46,025	342,886
Hortonworks, Inc.*	28,809	657,133
HubSpot, Inc.*	15,000	2,264,251
Imperva, Inc.*	14,083	654,155
Instructure, Inc.*	13,102	463,811
j2 Global, Inc.	20,456	1,694,780
LivePerson, Inc.*	23,644	613,562
MicroStrategy, Inc., Class A*	3,985	560,371
MINDBODY, Inc., Class A*	17,617	716,131
Mitek Systems, Inc.*	9,920	69,936
MobileIron, Inc.*	21,268	112,720
Model N, Inc.*	7,713	122,251
Monotype Imaging Holdings, Inc.	19,455	392,991
New Relic, Inc.*	18,484	1,741,747
NextGen Healthcare Information Systems LLC*	25,253	507,080
OneSpan, Inc.*	12,416	236,525
Park City Group, Inc.(x)*	3,650	36,865
Paylocity Holding Corp.*	12,011	964,724
Progress Software Corp.	20,315	716,916
PROS Holdings, Inc.*	12,997	455,155
Q2 Holdings, Inc.*	15,408	932,954
QAD, Inc., Class A	3,870	219,236
Qualys, Inc.*	13,687	1,219,512

See Notes to Portfolio of Investments.

15

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Rapid7, Inc.*	15,091	$557,160
Rimini Street, Inc.(x)*	2,519	15,895
SailPoint Technologies Holding, Inc.*	21,965	747,249
SecureWorks Corp., Class A(x)*	7,074	103,634
SendGrid, Inc.*	11,986	440,965
ShotSpotter, Inc.(x)*	2,162	132,509
SPS Commerce, Inc.*	7,084	703,016
Telaria, Inc.*	12,985	49,213
Telenav, Inc.*	10,066	50,833
Tenable Holdings, Inc.*	3,727	144,906
TiVo Corp.	51,858	645,632
Trade Desk, Inc. (The), Class A(x)*	13,462	2,031,551
Upland Software, Inc.*	4,702	151,922
Varonis Systems, Inc.*	11,637	852,410
Verint Systems, Inc.*	27,911	1,398,341
Veritone, Inc.(x)*	2,133	22,247
VirnetX Holding Corp.*	16,381	76,172
Workiva, Inc.*	11,600	458,200
Yext, Inc.*	34,065	807,341
Zix Corp.*	15,873	88,095
Zscaler, Inc.(x)*	4,162	169,726

		48,899,787

Technology Hardware, Storage & Peripherals (0.3%)
3D Systems Corp.(x)*	46,662	881,912
Avid Technology, Inc.*	8,815	52,273
Cray, Inc.*	18,101	389,172
Diebold Nixdorf, Inc.(x)	32,381	145,715
Eastman Kodak Co.(x)*	6,184	19,170
Electronics For Imaging, Inc.*	19,453	662,958
Immersion Corp.*	7,647	80,829
Stratasys Ltd.(x)*	22,567	521,523
USA Technologies, Inc.*	21,720	156,384

		2,909,936

Total Information Technology		132,330,286

Materials (3.8%)
Chemicals (1.9%)
Advanced Emissions Solutions, Inc.	1,353	16,182
AdvanSix, Inc.*	13,027	442,267
AgroFresh Solutions, Inc.*	9,404	58,587
American Vanguard Corp.	10,445	188,010
Balchem Corp.	13,364	1,497,971
Chase Corp.	3,051	366,578
Ferro Corp.*	35,714	829,279
Flotek Industries, Inc.*	17,574	42,178
FutureFuel Corp.	8,209	152,195
GCP Applied Technologies, Inc.*	30,567	811,554
Hawkins, Inc.	2,759	114,361
HB Fuller Co.	21,632	1,117,725
Ingevity Corp.*	18,308	1,865,218
Innophos Holdings, Inc.	8,383	372,205
Innospec, Inc.	10,427	800,272
Intrepid Potash, Inc.*	36,423	130,759
KMG Chemicals, Inc.	6,013	454,342
Koppers Holdings, Inc.*	8,867	276,207
Kraton Corp.*	13,007	613,280
Kronos Worldwide, Inc.	10,244	166,465
LSB Industries, Inc.*	5,759	56,323
Marrone Bio Innovations, Inc.(x)*	15,988	29,258
Minerals Technologies, Inc.	14,571	985,000
OMNOVA Solutions, Inc.*	13,488	132,857
PolyOne Corp.	33,442	1,462,084
PQ Group Holdings, Inc.*	13,732	239,898
Quaker Chemical Corp.	5,583	1,128,938
Rayonier Advanced Materials, Inc.	20,451	376,912
Sensient Technologies Corp.	17,872	1,367,387
Stepan Co.	8,643	752,027
Trecora Resources*	6,627	92,778
Tredegar Corp.	9,237	199,981
Trinseo SA	18,285	1,431,716
Tronox Ltd., Class A	38,827	463,983
Valhi, Inc.	11,144	25,408

		19,060,185

Construction Materials (0.1%)
Forterra, Inc.(x)*	8,327	62,119
Summit Materials, Inc., Class A*	47,842	869,768
United States Lime & Minerals, Inc.	536	42,317
US Concrete, Inc.(x)*	6,966	319,391

		1,293,595

Containers & Packaging (0.1%)
Greif, Inc., Class A	10,765	577,649
Greif, Inc., Class B	1,815	104,635
Myers Industries, Inc.	12,494	290,486
UFP Technologies, Inc.*	2,013	73,978

		1,046,748

Metals & Mining (1.2%)
AK Steel Holding Corp.(x)*	134,002	656,610
Allegheny Technologies, Inc.*	51,551	1,523,332
Carpenter Technology Corp.	19,767	1,165,265
Century Aluminum Co.*	14,378	172,105
Cleveland-Cliffs, Inc.*	125,349	1,586,917
Coeur Mining, Inc.*	76,454	407,500
Commercial Metals Co.	48,475	994,707
Compass Minerals International, Inc.	14,526	976,147
Gold Resource Corp.	16,410	84,347
Haynes International, Inc.	3,563	126,487
Hecla Mining Co.	179,773	501,567
Kaiser Aluminum Corp.	7,238	789,376
Materion Corp.	9,581	579,651
Olympic Steel, Inc.	2,606	54,387
Ramaco Resources, Inc.*	1,252	9,340
Ryerson Holding Corp.*	4,397	49,686
Schnitzer Steel Industries, Inc., Class A	11,287	305,313
SunCoke Energy, Inc.*	27,708	321,967
Synalloy Corp.	2,448	55,937
Tahoe Resources, Inc.*	130,277	363,473
TimkenSteel Corp.*	16,962	252,225
Universal Stainless & Alloy Products, Inc.*	2,097	53,494
Warrior Met Coal, Inc.	16,748	452,866
Worthington Industries, Inc.	19,463	843,916

		12,326,615

Paper & Forest Products (0.5%)
Boise Cascade Co.	16,494	606,979
Clearwater Paper Corp.*	5,257	156,133
KapStone Paper and Packaging Corp.	37,018	1,255,280
Louisiana-Pacific Corp.	61,488	1,628,818
Neenah, Inc.	7,381	636,980
PH Glatfelter Co.	18,673	356,841
Schweitzer-Mauduit International, Inc.	14,604	559,479
Verso Corp., Class A*	14,094	474,545

		5,675,055

Total Materials		39,402,198

Real Estate (6.3%)
Equity Real Estate Investment Trusts (REITs) (5.8%)
Acadia Realty Trust (REIT)	33,999	952,992
Agree Realty Corp. (REIT)	12,684	673,774
Alexander & Baldwin, Inc. (REIT)	30,039	681,585
Alexander’s, Inc. (REIT)	980	336,434
American Assets Trust, Inc. (REIT)	17,791	663,426
Americold Realty Trust (REIT)	35,834	896,567

See Notes to Portfolio of Investments.

16

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Armada Hoffler Properties, Inc. (REIT)	19,149	$289,341
Ashford Hospitality Trust, Inc. (REIT)	25,983	166,031
Bluerock Residential Growth REIT, Inc. (REIT)	6,498	63,680
Braemar Hotels & Resorts, Inc. (REIT)	9,409	110,744
BRT Apartments Corp. (REIT)	2,364	28,463
CareTrust REIT, Inc. (REIT)(x)	29,839	528,449
CatchMark Timber Trust, Inc. (REIT), Class A	15,805	180,651
CBL & Associates Properties, Inc. (REIT)(x)	74,284	296,393
Cedar Realty Trust, Inc. (REIT)	27,509	128,192
Chatham Lodging Trust (REIT)(x)	19,457	406,457
Chesapeake Lodging Trust (REIT)	24,930	799,505
City Office REIT, Inc. (REIT)	11,013	138,984
Clipper Realty, Inc. (REIT)	5,015	67,853
Community Healthcare Trust, Inc. (REIT)	5,421	167,943
CoreCivic, Inc. (REIT)	49,943	1,215,113
CorEnergy Infrastructure Trust, Inc. (REIT)(x)	3,610	135,664
CorePoint Lodging, Inc. (REIT)	17,404	338,508
Cousins Properties, Inc. (REIT)	179,337	1,594,306
DiamondRock Hospitality Co. (REIT)	86,291	1,007,016
Easterly Government Properties, Inc. (REIT)	23,056	446,595
EastGroup Properties, Inc. (REIT)	14,543	1,390,602
Farmland Partners, Inc. (REIT)(x)	9,546	63,958
First Industrial Realty Trust, Inc. (REIT)	53,214	1,670,920
Four Corners Property Trust, Inc. (REIT)	28,048	720,553
Franklin Street Properties Corp. (REIT)	43,703	349,187
Front Yard Residential Corp. (REIT)	18,707	202,971
GEO Group, Inc. (The) (REIT)	52,703	1,326,007
Getty Realty Corp. (REIT)	13,540	386,702
Gladstone Commercial Corp. (REIT)	11,724	224,515
Gladstone Land Corp. (REIT)(x)	3,754	46,324
Global Medical REIT, Inc. (REIT)	5,099	48,033
Global Net Lease, Inc. (REIT)	28,183	587,616
Government Properties Income Trust (REIT)	38,543	435,150
Gramercy Property Trust (REIT)	67,752	1,859,114
Healthcare Realty Trust, Inc. (REIT)	51,998	1,521,461
Hersha Hospitality Trust (REIT)	15,784	357,823
Independence Realty Trust, Inc. (REIT)	35,080	369,392
Industrial Logistics Properties Trust (REIT)(x)	8,160	187,762
InfraREIT, Inc. (REIT)	18,559	392,523
Innovative Industrial Properties, Inc. (REIT)(x)	1,908	92,042
Investors Real Estate Trust (REIT)	56,922	340,394
iStar, Inc. (REIT)(x)	30,335	338,842
Jernigan Capital, Inc. (REIT)	5,078	97,955
Kite Realty Group Trust (REIT)	37,100	617,715
LaSalle Hotel Properties (REIT)	48,105	1,663,952
Lexington Realty Trust (REIT)	93,069	772,473
LTC Properties, Inc. (REIT)	17,791	784,761
Mack-Cali Realty Corp. (REIT)	39,858	847,381
MedEquities Realty Trust, Inc. (REIT)	8,351	81,172
Monmouth Real Estate Investment Corp. (REIT)	33,309	556,926
National Health Investors, Inc. (REIT)	17,146	1,296,066
National Storage Affiliates Trust (REIT)	21,967	558,840
New Senior Investment Group, Inc. (REIT)	31,274	184,517
NexPoint Residential Trust, Inc. (REIT)	5,083	168,756
NorthStar Realty Europe Corp. (REIT)	20,940	296,510
One Liberty Properties, Inc. (REIT)	4,757	132,149
Pebblebrook Hotel Trust (REIT)(x)	30,046	1,092,773
Pennsylvania REIT (REIT)(x)	30,368	287,281
Physicians Realty Trust (REIT)	77,136	1,300,513
Piedmont Office Realty Trust, Inc. (REIT), Class A	53,870	1,019,759
PotlatchDeltic Corp. (REIT)	26,807	1,097,747
Preferred Apartment Communities, Inc. (REIT), Class A	17,391	305,734
PS Business Parks, Inc. (REIT)	8,641	1,098,185
QTS Realty Trust, Inc. (REIT), Class A	21,516	918,088
Ramco-Gershenson Properties Trust (REIT)	34,685	471,716
Retail Opportunity Investments Corp. (REIT)	48,662	908,520
Rexford Industrial Realty, Inc. (REIT)	35,305	1,128,348
RLJ Lodging Trust (REIT)	75,285	1,658,529
Ryman Hospitality Properties, Inc. (REIT)	18,962	1,633,956
Sabra Health Care REIT, Inc. (REIT)	73,906	1,708,706
Safety Income & Growth, Inc. (REIT)	2,515	47,106
Saul Centers, Inc. (REIT)	4,611	258,216
Select Income REIT (REIT)	27,672	607,124
Seritage Growth Properties (REIT), Class A(x)	12,968	615,850
Spirit MTA REIT (REIT)	12,741	146,776
STAG Industrial, Inc. (REIT)	42,182	1,160,005
Summit Hotel Properties, Inc. (REIT)	44,665	604,317
Sunstone Hotel Investors, Inc. (REIT)	98,270	1,607,697
Tanger Factory Outlet Centers, Inc. (REIT)(x)	38,634	883,946
Terreno Realty Corp. (REIT)	22,976	866,195
Tier REIT, Inc. (REIT)	20,793	501,111
UMH Properties, Inc. (REIT)	10,085	157,729
Universal Health Realty Income Trust (REIT)	5,153	383,435
Urban Edge Properties (REIT)	45,715	1,009,387
Urstadt Biddle Properties, Inc. (REIT), Class A	12,154	258,759
Washington Prime Group, Inc. (REIT)	79,647	581,423
Washington REIT (REIT)	33,664	1,031,802
Whitestone REIT (REIT)	11,375	157,885
Xenia Hotels & Resorts, Inc. (REIT)	45,919	1,088,280

		59,882,628

Real Estate Management & Development (0.5%)
Altisource Portfolio Solutions SA(x)*	3,087	99,494
American Realty Investors, Inc.(x)*	860	14,551
Consolidated-Tomoka Land Co.	1,143	71,186
Cushman & Wakefield plc*	18,296	310,849

See Notes to Portfolio of Investments.

17

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Essential Properties Realty Trust, Inc. (REIT)	10,044	$142,524
Forestar Group, Inc.(x)*	3,356	71,147
FRP Holdings, Inc.*	2,143	133,080
HFF, Inc., Class A	15,783	670,462
Kennedy-Wilson Holdings, Inc.	52,870	1,136,706
Marcus & Millichap, Inc.*	8,117	281,741
Maui Land & Pineapple Co., Inc.*	2,036	26,061
Newmark Group, Inc., Class A	10,228	114,451
RE/MAX Holdings, Inc., Class A	7,845	347,926
Redfin Corp.(x)*	30,471	569,808
RMR Group, Inc. (The), Class A	2,556	237,197
St Joe Co. (The)*	15,590	261,912
Stratus Properties, Inc.*	2,002	61,261
Tejon Ranch Co.*	6,724	145,978
Transcontinental Realty Investors, Inc.*	651	20,760
Trinity Place Holdings, Inc.*	6,698	40,791

		4,757,885

Total Real Estate		64,640,513

Utilities (2.8%)
Electric Utilities (0.9%)
ALLETE, Inc.	21,548	1,616,315
El Paso Electric Co.	17,687	1,011,696
IDACORP, Inc.	21,079	2,091,670
MGE Energy, Inc.	14,826	946,640
Otter Tail Corp.	16,104	771,382
PNM Resources, Inc.	34,371	1,355,936
Portland General Electric Co.	37,909	1,729,029
Spark Energy, Inc., Class A(x)	3,534	29,156

		9,551,824

Gas Utilities (0.9%)
Chesapeake Utilities Corp.	6,453	541,407
New Jersey Resources Corp.	37,410	1,724,601
Northwest Natural Gas Co.	11,718	783,934
ONE Gas, Inc.	22,153	1,822,749
RGC Resources, Inc.(x)	1,976	52,779
South Jersey Industries, Inc.	36,375	1,282,946
Southwest Gas Holdings, Inc.	19,934	1,575,384
Spire, Inc.	20,059	1,475,339

		9,259,139

Independent Power and Renewable Electricity Producers (0.3%)
Atlantic Power Corp.(x)*	31,841	70,050
Clearway Energy, Inc., Class A	13,444	255,974
Clearway Energy, Inc., Class C	28,660	551,705
Ormat Technologies, Inc.	16,992	919,437
Pattern Energy Group, Inc., Class A	33,330	662,267
TerraForm Power, Inc., Class A	30,527	352,587

		2,812,020

Multi-Utilities (0.4%)
Avista Corp.	27,456	1,388,175
Black Hills Corp.	22,779	1,323,232
NorthWestern Corp.	21,531	1,263,008
Unitil Corp.	5,455	277,660

		4,252,075

Water Utilities (0.3%)
American States Water Co.	15,743	962,526
AquaVenture Holdings Ltd.*	3,622	65,450
Artesian Resources Corp., Class A	2,382	87,610
Cadiz, Inc.(x)*	6,544	72,966
California Water Service Group	21,248	911,538
Connecticut Water Service, Inc.	4,667	323,750
Consolidated Water Co. Ltd.	4,989	69,098
Global Water Resources, Inc.	2,444	25,882
Middlesex Water Co.	6,575	318,362
Pure Cycle Corp.*	4,960	57,288
SJW Group	7,257	443,766
York Water Co. (The)	3,845	116,888

		3,455,124

Total Utilities		29,330,182

Total Common Stocks (91.3%) (Cost $652,743,160)		942,358,348

	Number of Rights	Value (Note 1)
RIGHTS:
Communication Services (0.0%)
Media (0.0%)
Media General, Inc., CVR(r)*	13,800	—

Total Communication Services		—

Consumer Staples (0.0%)
Food Products (0.0%)
Schuman, Inc., CVR(r)*	12,267	18,401

Total Consumer Staples		18,401

Financials (0.0%)
Diversified Financial Services (0.0%)
NewStar Financial, Inc., CVR(r)*	3,900	1,441

Total Financials		1,441

Health Care (0.0%)
Pharmaceuticals (0.0%)
Omthera Pharmaceuticals, Inc., CVR(r)*	5,500	—

Total Health Care		—

Total Rights (0.0%) (Cost $6,485)		19,842

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Company (3.7%)
JPMorgan Prime Money Market Fund, IM Shares	38,620,342	38,631,928

	Principal Amount	Value (Note 1)
Repurchase Agreements (6.6%)
Citigroup Global Markets, Inc., 2.44%, dated 9/28/18, due 10/5/18, repurchase price $6,503,084, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 1.625%-2.250%, maturing 11/30/19-11/15/27; total market value $6,852,859.(xx)	$6,500,000	6,500,000
Deutsche Bank Securities, Inc., 2.26%, dated 9/28/18, due 10/1/18, repurchase price $3,130,387, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 5/15/19-8/15/47; total market value $3,192,394.(xx)	3,129,798	3,129,798
ING Bank NV, 2.42%, dated 9/28/18, due 10/1/18, repurchase price $500,101, collateralized by various Common Stocks; total market value $555,623.(xx)	500,000	500,000

See Notes to Portfolio of Investments.

18

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

	Principal Amount	Value (Note 1)
Natwest Markets Securities, Inc., 2.14%, dated 9/25/18, due 10/2/18, repurchase price $2,000,476, collateralized by various U.S. Government Treasury Securities, ranging from 1.375%-2.125%, maturing 10/31/20-11/15/26; total market value $2,040,728.(xx)	$2,000,000	$2,000,000
Natwest Markets Securities, Inc., 2.19%, dated 9/28/18, due 10/5/18, repurchase price $2,000,852, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-3.375%, maturing 2/15/19-5/15/44; total market value $2,040,373.(xx)	2,000,000	2,000,000
NBC Global Finance Ltd., 2.34%, dated 9/28/18, due 10/1/18, repurchase price $2,100,410, collateralized by various Common Stocks; total market value $2,336,576.(xx)	2,100,000	2,100,000
NBC Global Finance Ltd., 2.37%, dated 9/28/18, due 10/5/18, repurchase price $6,002,765, collateralized by various Common Stocks; total market value $6,676,465.(xx)	6,000,000	6,000,000
Societe Generale SA, 2.19%, dated 9/28/18, due 10/5/18, repurchase price $11,004,684, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.125%, maturing 11/8/18-11/15/45; total market value $11,220,000.(xx)	11,000,000	11,000,000
Societe Generale SA, 2.19%, dated 9/28/18, due 10/5/18, repurchase price $2,000,852, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-3.875%, maturing 11/8/18-8/15/45; total market value $2,040,001.(xx)	2,000,000	2,000,000
Societe Generale SA, 2.34%, dated 9/28/18, due 10/5/18, repurchase price $6,002,730, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.000%-4.250%, maturing 2/7/19-2/15/47; total market value $6,663,890.(xx)	6,000,000	6,000,000
Societe Generale SA, 2.34%, dated 9/28/18, due 10/5/18, repurchase price $7,003,185, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.000%-4.250%, maturing 2/7/19-2/15/47; total market value $7,774,539.(xx)	7,000,000	7,000,000
Societe Generale SA, 2.31%, dated 9/28/18, due 10/1/18, repurchase price $10,001,925, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.000%-4.250%, maturing 2/7/19-2/15/47; total market value $11,106,484.(xx)	10,000,000	10,000,000
Societe Generale SA, 2.34%, dated 9/28/18, due 10/5/18, repurchase price $10,004,550, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.000%-4.250%, maturing 2/7/19-2/15/47; total market value $11,106,484.(xx)	10,000,000	10,000,000

Total Repurchase Agreements		68,229,798

Total Short-Term Investments (10.3%) (Cost $106,859,999)		106,861,726

Total Investments in Securities (101.6%) (Cost $759,609,644)		1,049,239,916
Other Assets Less Liabilities (-1.6%)		(16,687,749)

Net Assets (100%)		$1,032,552,167

See Notes to Portfolio of Investments.

19

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

*	Non-income producing.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At September 30, 2018, the market value of these securities amounted to $28,847 or 0.0% of net assets.

(r)	Value determined using significant unobservable inputs.

(x)	All or a portion of security is on loan at September 30, 2018.

(xx)

At September 30, 2018, the Portfolio had loaned securities with a total value of $70,122,595. This was secured by cash collateral of $68,229,798 which was subsequently invested in joint repurchase agreements with a total value of $68,229,798, for which the Portfolio has a proportionate interest as reported in the Portfolio of Investments as Repurchase Agreements, and $3,866,633 collateralized by various U.S. Government Treasury Securities, ranging from 0.000% - 8.750%, maturing 10/4/18-2/15/48.

Glossary:

CVR — Contingent Value Right

USD — United States Dollar

See Notes to Portfolio of Investments.

20

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

Investments in companies which were affiliates for nine months ended September 30, 2018, were as follows:

Security Description	Shares at September 30, 2018	Market Value December 31, 2017 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value September 30, 2018 ($)	Dividend/Interest Income ($)	Capital Gain Distributions ($)
PennyMac Financial Services, Inc., Class A	2,508	56,054	—	—	—	(3,637)	52,417	1,003	—
PennyMac Mortgage Investment Trust (REIT)	18,109	291,011	—	—	—	75,515	366,526	17,022	—

Total		347,065	—	—	—	71,878	418,943	18,025	—

Futures contracts outstanding as of September 30, 2018 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Russell 2000 E-Mini Index	1,061	12/2018	USD	90,227,440	(979,206)

					(979,206)

See Notes to Portfolio of Investments.

21

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2018:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Communication Services	$29,475,524	$—	$—		$29,475,524
Consumer Discretionary	116,317,718	—	—		116,317,718
Consumer Staples	24,986,300	—	—		24,986,300
Energy	45,425,189	—	—		45,425,189
Financials	164,302,519	—	—		164,302,519
Health Care	153,421,085	—	—		153,421,085
Industrials	142,726,834	—	—		142,726,834
Information Technology	132,330,286	—	—		132,330,286
Materials	39,402,198	—	—		39,402,198
Real Estate	64,640,513	—	—		64,640,513
Utilities	29,330,182	—	—		29,330,182
Rights
Communication Services	—	—	—	(a)	—	(a)
Consumer Staples	—	—	18,401		18,401
Financials	—	—	1,441		1,441
Health Care	—	—	—	(a)	—	(a)
Short-Term Investments
Investment Company	38,631,928	—	—		38,631,928
Repurchase Agreements	—	68,229,798	—		68,229,798

Total Assets	$980,990,276	$68,229,798	$19,842		$1,049,239,916

Liabilities:
Futures	$(979,206)	$—	$—		$(979,206)

Total Liabilities	$(979,206)	$—	$—		$(979,206)

Total	$980,011,070	$68,229,798	$19,842		$1,048,260,710

(a)	Value is zero.

There were no transfers between Levels 1, 2 or 3 during the nine months ended September 30, 2018.

As of September 30, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$352,416,577
Aggregate gross unrealized depreciation	(65,432,380)

Net unrealized appreciation	$286,984,197

Federal income tax cost of investments in securities and derivative instruments, if applicable	$761,276,513

See Notes to Portfolio of Investments.

22

EQ ADVISORS TRUST

EQ/BLACKROCK BASIC VALUE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (8.6%)
Diversified Telecommunication Services (2.8%)
Verizon Communications, Inc.	931,036	$49,708,012

Media (3.5%)
Comcast Corp., Class A	632,130	22,383,723
DISH Network Corp., Class A*	306,650	10,965,804
Interpublic Group of Cos., Inc. (The)	1,221,768	27,941,834

		61,291,361

Wireless Telecommunication Services (2.3%)
Telephone & Data Systems, Inc.	1,163,969	35,419,577
United States Cellular Corp.*	84,600	3,788,388

		39,207,965

Total Communication Services		150,207,338

Consumer Discretionary (1.4%)
Auto Components (0.7%)
Lear Corp.	80,136	11,619,720

Specialty Retail (0.7%)
Lowe’s Cos., Inc.	103,633	11,899,141

Total Consumer Discretionary		23,518,861

Consumer Staples (7.7%)
Beverages (2.4%)
Molson Coors Brewing Co., Class B	694,429	42,707,384

Food & Staples Retailing (2.2%)
Kroger Co. (The)	507,473	14,772,539
Walgreens Boots Alliance, Inc.	323,617	23,591,679

		38,364,218

Food Products (3.1%)
JM Smucker Co. (The)	218,498	22,420,080
Kellogg Co.	444,544	31,126,971

		53,547,051

Total Consumer Staples		134,618,653

Energy (11.0%)
Oil, Gas & Consumable Fuels (11.0%)
ConocoPhillips	417,397	32,306,528
Devon Energy Corp.	662,613	26,464,763
Marathon Oil Corp.	531,002	12,361,727
Marathon Petroleum Corp.	205,691	16,449,109
Royal Dutch Shell plc (ADR), Class A	501,714	34,186,792
Suncor Energy, Inc.	933,574	36,119,978
Valero Energy Corp.	68,990	7,847,612
Williams Cos., Inc. (The)	1,014,541	27,585,370

Total Energy		193,321,879

Financials (21.6%)
Banks (12.7%)
Bank of America Corp.	167,488	4,934,196
Citigroup, Inc.	601,665	43,163,447
JPMorgan Chase & Co.	761,496	85,927,209
Regions Financial Corp.	1,467,812	26,934,350
Wells Fargo & Co.	1,160,639	61,003,186

		221,962,388

Capital Markets (2.8%)
E*TRADE Financial Corp.*	257,633	13,497,393
Morgan Stanley	610,159	28,415,105
Nasdaq, Inc.	59,192	5,078,673
State Street Corp.	20,440	1,712,463

		48,703,634

Consumer Finance (1.4%)
Ally Financial, Inc.	291,808	7,718,321
Capital One Financial Corp.	140,647	13,351,620
SLM Corp.*	398,271	4,440,722

		25,510,663

Insurance (4.7%)
American International Group, Inc.	357,916	19,055,448
Assured Guaranty Ltd.	294,440	12,434,201
Brighthouse Financial, Inc.*	174,048	7,699,884
Hartford Financial Services Group, Inc. (The)	514,759	25,717,360
Lincoln National Corp.	249,437	16,876,907

		81,783,800

Total Financials		377,960,485

Health Care (20.4%)
Biotechnology (2.1%)
Biogen, Inc.*	26,189	9,252,836
Gilead Sciences, Inc.	345,633	26,686,324

		35,939,160

Health Care Equipment & Supplies (8.7%)
Baxter International, Inc.	447,583	34,504,174
Koninklijke Philips NV (NYRS)	523,222	23,811,833
Medtronic plc	279,956	27,539,272
Zimmer Biomet Holdings, Inc.	512,194	67,338,145

		153,193,424

Health Care Providers & Services (1.4%)
Laboratory Corp. of America Holdings*	145,261	25,228,930

Pharmaceuticals (8.2%)
Elanco Animal Health, Inc.*	76,736	2,677,319
Novartis AG (ADR)	504,263	43,447,300
Pfizer, Inc.	2,197,101	96,826,241

		142,950,860

Total Health Care		357,312,374

Industrials (4.6%)
Electrical Equipment (2.2%)
ABB Ltd. (ADR)(x)	1,087,600	25,699,988
Hubbell, Inc.	103,714	13,853,079

		39,553,067

Industrial Conglomerates (1.1%)
General Electric Co.	1,694,727	19,133,468

Road & Rail (1.3%)
Norfolk Southern Corp.	122,982	22,198,251

Total Industrials		80,884,786

Information Technology (10.7%)
Communications Equipment (5.1%)
Cisco Systems, Inc.	1,831,490	89,101,989

Semiconductors & Semiconductor Equipment (3.4%)
QUALCOMM, Inc.	823,245	59,298,337

Software (0.9%)
Oracle Corp.	314,623	16,221,962

Technology Hardware, Storage & Peripherals (1.3%)
Apple, Inc.	103,500	23,364,090

Total Information Technology		187,986,378

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

EQ/BLACKROCK BASIC VALUE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Materials (2.8%)
Chemicals (0.9%)
Akzo Nobel NV (ADR)	493,340	$15,370,008

Containers & Packaging (0.3%)
Owens-Illinois, Inc.*	284,159	5,339,347

Metals & Mining (1.6%)
Freeport-McMoRan, Inc.	953,970	13,279,262
Nucor Corp.	226,686	14,383,227

		27,662,489

Total Materials		48,371,844

Utilities (7.5%)
Electric Utilities (4.7%)
Exelon Corp.	780,554	34,078,987
FirstEnergy Corp.	796,422	29,603,006
PG&E Corp.*	395,987	18,219,362

		81,901,355

Independent Power and Renewable Electricity Producers (2.8%)
AES Corp.	3,557,595	49,806,330

Total Utilities		131,707,685

Total Common Stocks (96.3%) (Cost $1,292,521,568)		1,685,890,283

SHORT-TERM INVESTMENTS:
Investment Company (0.7%)
JPMorgan Prime Money Market Fund, IM Shares	12,955,554	12,959,441

	Principal Amount	Value (Note 1)
Repurchase Agreements (0.1%)
Deutsche Bank Securities, Inc., 2.26%, dated 9/28/18, due 10/1/18, repurchase price $66,438, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 5/15/19- 8/15/47; total market value $67,754.(xx)	$66,425	66,425
Natwest Markets Securities, Inc., 2.14%, dated 9/25/18, due 10/2/18, repurchase price $500,119, collateralized by various U.S. Government Treasury Securities, ranging from 1.375%-2.125%, maturing 10/31/20-11/15/26; total market value $510,182.(xx)	500,000	500,000
Natwest Markets Securities, Inc., 2.19%, dated 9/28/18, due 10/5/18, repurchase price $100,043, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-3.375%, maturing 2/15/19-5/15/44; total market value $102,019.(xx)	100,000	100,000
NBC Global Finance Ltd., 2.34%, dated 9/28/18, due 10/1/18, repurchase price $500,098, collateralized by various Common Stocks; total market value $556,328.(xx)	500,000	500,000

Total Repurchase Agreements		1,166,425

Total Short-Term Investments (0.8%) (Cost $14,125,312)		14,125,866

Total Investments in Securities (97.1%) (Cost $1,306,646,880)		1,700,016,149
Other Assets Less Liabilities (2.9%)		51,633,271

Net Assets (100%)		$1,751,649,420

*	Non-income producing.

(x)	All or a portion of security is on loan at September 30, 2018.

(xx)

At September 30, 2018, the Portfolio had loaned securities with a total value of $1,136,603. This was secured by cash collateral of $1,166,425 which was subsequently invested in joint repurchase agreements with a total value of $1,166,425, for which the Portfolio has a proportionate interest as reported in the Portfolio of Investments as Repurchase Agreements.

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

EQ/BLACKROCK BASIC VALUE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

Glossary:

ADR — American Depositary Receipt

NYRS — New York Registry Shares

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2018:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$150,207,338	$—	$—	$150,207,338
Consumer Discretionary	23,518,861	—	—	23,518,861
Consumer Staples	134,618,653	—	—	134,618,653
Energy	193,321,879	—	—	193,321,879
Financials	377,960,485	—	—	377,960,485
Health Care	357,312,374	—	—	357,312,374
Industrials	80,884,786	—	—	80,884,786
Information Technology	187,986,378	—	—	187,986,378
Materials	48,371,844	—	—	48,371,844
Utilities	131,707,685	—	—	131,707,685
Short-Term Investments
Investment Company	12,959,441	—	—	12,959,441
Repurchase Agreements	—	1,166,425	—	1,166,425

Total Assets	$1,698,849,724	$1,166,425	$—	$1,700,016,149

Total Liabilities	$—	$—	$—	$—

Total	$1,698,849,724	$1,166,425	$—	$1,700,016,149

There were no transfers between Levels 1, 2 or 3 during the nine months ended September 30, 2018.

As of September 30, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$437,869,417
Aggregate gross unrealized depreciation	(57,454,579)

Net unrealized appreciation	$380,414,838

Federal income tax cost of investments in securities and derivative instruments, if applicable	$1,319,601,311

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

EQ/CAPITAL GUARDIAN RESEARCH PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (9.2%)
Entertainment (1.0%)
Activision Blizzard, Inc.	49,000	$4,076,310

Interactive Media & Services (4.3%)
Alphabet, Inc., Class A*	68	82,082
Alphabet, Inc., Class C*	7,279	8,687,268
Facebook, Inc., Class A*	57,800	9,505,788

		18,275,138

Media (3.9%)
CBS Corp. (Non-Voting), Class B	60,800	3,492,960
Charter Communications, Inc., Class A*	27,113	8,835,584
Comcast Corp., Class A	122,700	4,344,807

		16,673,351

Total Communication Services		39,024,799

Consumer Discretionary (10.3%)
Hotels, Restaurants & Leisure (5.4%)
Chipotle Mexican Grill, Inc.*	9,500	4,317,940
Hilton Worldwide Holdings, Inc.	79,000	6,381,620
Starbucks Corp.	66,280	3,767,355
Wynn Resorts Ltd.	31,000	3,938,860
Yum! Brands, Inc.	48,800	4,436,408

		22,842,183

Household Durables (0.0%)
Newell Brands, Inc.	3,700	75,110

Internet & Direct Marketing Retail (3.4%)
Amazon.com, Inc.*	3,607	7,224,821
Booking Holdings, Inc.*	1,850	3,670,400
Netflix, Inc.*	9,350	3,498,116

		14,393,337

Specialty Retail (0.5%)
Ross Stores, Inc.	20,800	2,061,280

Textiles, Apparel & Luxury Goods (1.0%)
NIKE, Inc., Class B	48,642	4,120,950

Total Consumer Discretionary		43,492,860

Consumer Staples (5.6%)
Food & Staples Retailing (1.2%)
Costco Wholesale Corp.	22,100	5,190,848

Food Products (1.6%)
Hormel Foods Corp.	76,500	3,014,100
Mondelez International, Inc., Class A	83,890	3,603,914

		6,618,014

Household Products (1.2%)
Church & Dwight Co., Inc.	87,100	5,171,127

Tobacco (1.6%)
Philip Morris International, Inc.	81,000	6,604,740

Total Consumer Staples		23,584,729

Energy (6.5%)
Energy Equipment & Services (1.9%)
Ensco plc, Class A(x)	426,954	3,603,492
Halliburton Co.	59,775	2,422,681
Schlumberger Ltd.	33,775	2,057,573

		8,083,746

Oil, Gas & Consumable Fuels (4.6%)
Chevron Corp.	19,075	2,332,491
Concho Resources, Inc.*	13,900	2,123,225
ConocoPhillips	20,600	1,594,440
Enbridge, Inc.	122,500	3,955,525
EOG Resources, Inc.	18,900	2,411,073
Occidental Petroleum Corp.	29,300	2,407,581
Williams Cos., Inc. (The)	173,400	4,714,746

		19,539,081

Total Energy		27,622,827

Financials (15.2%)
Banks (5.4%)
Huntington Bancshares, Inc.	386,900	5,772,548
JPMorgan Chase & Co.	61,964	6,992,018
SVB Financial Group*	17,300	5,377,359
Wells Fargo & Co.	90,708	4,767,612

		22,909,537

Capital Markets (5.3%)
Bank of New York Mellon Corp. (The)	87,000	4,436,130
CME Group, Inc.	21,774	3,706,153
Intercontinental Exchange, Inc.	54,500	4,081,505
Moody’s Corp.	19,500	3,260,400
Nasdaq, Inc.	23,100	1,981,980
State Street Corp.	57,400	4,808,972

		22,275,140

Insurance (4.5%)
Aon plc	47,958	7,374,981
Chubb Ltd.	34,431	4,601,359
Marsh & McLennan Cos., Inc.	58,268	4,819,929
RenaissanceRe Holdings Ltd.	14,700	1,963,626

		18,759,895

Total Financials		63,944,572

Health Care (11.4%)
Biotechnology (6.5%)
Agios Pharmaceuticals, Inc.*	68,500	5,282,720
Bluebird Bio, Inc.*	27,900	4,073,400
Incyte Corp.*	90,600	6,258,648
Seattle Genetics, Inc.*	109,200	8,421,504
Ultragenyx Pharmaceutical, Inc.*	44,400	3,389,496

		27,425,768

Health Care Equipment & Supplies (1.2%)
Danaher Corp.	44,929	4,881,985

Health Care Providers & Services (1.2%)
UnitedHealth Group, Inc.	19,800	5,267,592

Pharmaceuticals (2.5%)
Elanco Animal Health, Inc.*	95,700	3,338,973
Eli Lilly & Co.	66,900	7,179,039

		10,518,012

Total Health Care		48,093,357

Industrials (12.0%)
Aerospace & Defense (5.3%)
Boeing Co. (The)	12,300	4,574,370
Northrop Grumman Corp.	13,500	4,284,495
TransDigm Group, Inc.*	28,100	10,461,630
United Technologies Corp.	21,500	3,005,915

		22,326,410

Commercial Services & Supplies (1.5%)
Waste Connections, Inc.	80,786	6,444,299

Machinery (2.2%)
Deere & Co.	19,900	2,991,567
IDEX Corp.	12,709	1,914,738
Wabtec Corp.	41,500	4,352,520

		9,258,825

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

EQ/CAPITAL GUARDIAN RESEARCH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Professional Services (1.7%)
Equifax, Inc.	35,300	$4,609,121
RELX plc (ADR)	132,400	2,771,132

		7,380,253

Road & Rail (1.3%)
CSX Corp.	72,900	5,398,245

Total Industrials		50,808,032

Information Technology (22.4%)
Electronic Equipment, Instruments & Components (1.0%)
Trimble, Inc.*	99,000	4,302,540

IT Services (9.6%)
Accenture plc, Class A	29,846	5,079,789
Euronet Worldwide, Inc.*	62,300	6,243,706
Global Payments, Inc.	44,000	5,605,600
GoDaddy, Inc., Class A*	104,400	8,705,916
Jack Henry & Associates, Inc.	42,681	6,832,374
Visa, Inc., Class A	53,864	8,084,448

		40,551,833

Semiconductors & Semiconductor Equipment (6.2%)
Analog Devices, Inc.	22,500	2,080,350
ASML Holding NV (Registered) (NYRS)	31,794	5,977,908
Broadcom, Inc.	45,588	11,247,927
ON Semiconductor Corp.*	365,402	6,734,359

		26,040,544

Software (2.3%)
Micro Focus International plc (ADR)(x)	168,358	3,111,256
Microsoft Corp.	56,600	6,473,342

		9,584,598

Technology Hardware, Storage & Peripherals (3.3%)
Apple, Inc.	37,628	8,494,145
HP, Inc.	67,300	1,734,321
NetApp, Inc.	43,100	3,701,859

		13,930,325

Total Information Technology		94,409,840

Materials (0.6%)
Chemicals (0.6%)
Praxair, Inc.	14,800	2,378,804

Total Materials		2,378,804

Real Estate (3.5%)
Equity Real Estate Investment Trusts (REITs) (3.5%)
American Tower Corp. (REIT)	63,695	9,254,883
Crown Castle International Corp. (REIT)	51,400	5,722,362

Total Real Estate		14,977,245

Utilities (1.8%)
Electric Utilities (0.8%)
Edison International	24,600	1,664,928
PG&E Corp.*	39,500	1,817,395

		3,482,323

Independent Power and Renewable Electricity Producers (1.0%)
AES Corp.	286,700	4,013,800

Total Utilities		7,496,123

Total Common Stocks (98.5%) (Cost $274,973,974)		415,833,188

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Repurchase Agreements (0.7%)
Citigroup Global Markets, Inc., 2.44%, dated 9/28/18, due 10/5/18, repurchase price $900,427, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 1.625%-2.250%, maturing 11/30/19-11/15/27; total market value $948,857.(xx)	$900,000	$900,000
Deutsche Bank Securities, Inc., 2.26%, dated 9/28/18, due 10/1/18, repurchase price $145,071, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 5/15/19-8/15/47; total market value $147,945.(xx)	145,044	145,044
ING Bank NV, 2.42%, dated 9/28/18, due 10/1/18, repurchase price $400,081, collateralized by various Common Stocks; total market value $444,498.(xx)	400,000	400,000
Natwest Markets Securities, Inc., 2.14%, dated 9/25/18, due 10/2/18, repurchase price $500,119, collateralized by various U.S. Government Treasury Securities, ranging from 1.375%-2.125%, maturing 10/31/20-11/15/26; total market value $510,182.(xx)	500,000	500,000
Natwest Markets Securities, Inc., 2.19%, dated 9/28/18, due 10/5/18, repurchase price $500,213, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-3.375%, maturing 2/15/19-5/15/44; total market value $510,093.(xx)	500,000	500,000
Natwest Markets Securities, Inc., 2.25%, dated 9/28/18, due 10/1/18, repurchase price $200,038, collateralized by various U.S. Government Treasury Securities, ranging from 1.375%-2.875%, maturing 5/31/19-11/15/26; total market value $204,038.(xx)	200,000	200,000
NBC Global Finance Ltd., 2.34%, dated 9/28/18, due 10/1/18, repurchase price $100,020, collateralized by various Common Stocks; total market value $111,266.(xx)	100,000	100,000

Total Repurchase Agreements		2,745,044

Total Short-Term Investments (0.7%) (Cost $2,745,044)		2,745,044

Total Investments in Securities (99.2%) (Cost $277,719,018)		418,578,232
Other Assets Less Liabilities (0.8%)		3,167,293

Net Assets (100%)		$421,745,525

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

EQ/CAPITAL GUARDIAN RESEARCH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

*	Non-income producing.

(x)	All or a portion of security is on loan at September 30, 2018.

(xx)

At September 30, 2018, the Portfolio had loaned securities with a total value of $2,701,559. This was secured by cash collateral of $2,745,044 which was subsequently invested in joint repurchase agreements with a total value of $2,745,044, for which the Portfolio has a proportionate interest as reported in the Portfolio of Investments as Repurchase Agreements.

Glossary:

ADR — American Depositary Receipt

NYRS — New York Registry Shares

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2018:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$39,024,799	$—	$—	$39,024,799
Consumer Discretionary	43,492,860	—	—	43,492,860
Consumer Staples	23,584,729	—	—	23,584,729
Energy	27,622,827	—	—	27,622,827
Financials	63,944,572	—	—	63,944,572
Health Care	48,093,357	—	—	48,093,357
Industrials	50,808,032	—	—	50,808,032
Information Technology	94,409,840	—	—	94,409,840
Materials	2,378,804	—	—	2,378,804
Real Estate	14,977,245	—	—	14,977,245
Utilities	7,496,123	—	—	7,496,123
Short-Term Investments
Repurchase Agreements	—	2,745,044	—	2,745,044

Total Assets	$415,833,188	$2,745,044	$—	$418,578,232

Total Liabilities	$—	$—	$—	$—

Total	$415,833,188	$2,745,044	$—	$418,578,232

There were no transfers between Levels 1, 2 or 3 during the nine months ended September 30, 2018.

As of September 30, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$148,954,714
Aggregate gross unrealized depreciation	(7,960,025)

Net unrealized appreciation	$140,994,689

Federal income tax cost of investments in securities and derivative instruments, if applicable	$277,583,543

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (8.4%)
Diversified Telecommunication Services (1.7%)
AT&T, Inc.	1,484,378	$49,845,413
ATN International, Inc.	600	44,328
CenturyLink, Inc.	216,775	4,595,630
Cincinnati Bell, Inc.*	2,232	35,600
Cogent Communications Holdings, Inc.	6,300	351,540
Iridium Communications, Inc.*	8,900	200,250
pdvWireless, Inc.(x)*	600	20,340
Verizon Communications, Inc.	851,494	45,461,265
Vonage Holdings Corp.*	43,000	608,880
Zayo Group Holdings, Inc.*	34,900	1,211,728

		102,374,974

Entertainment (1.4%)
Activision Blizzard, Inc.	156,300	13,002,597
AMC Entertainment Holdings, Inc., Class A(x)	19,400	397,700
Cinemark Holdings, Inc.	31,500	1,266,300
Electronic Arts, Inc.*	63,900	7,699,311
IMAX Corp.*	2,500	64,500
Liberty Media Corp.-Liberty Formula One, Class A*	7,274	258,809
Liberty Media Corp.-Liberty Formula One, Class C*	40,748	1,515,418
Lions Gate Entertainment Corp., Class A(x)	14,100	343,899
Lions Gate Entertainment Corp., Class B	21,615	503,629
Live Nation Entertainment, Inc.*	33,200	1,808,404
Madison Square Garden Co. (The), Class A*	3,929	1,238,892
Pandora Media, Inc.(x)*	55,600	528,756
Take-Two Interactive Software, Inc.*	25,800	3,560,142
Twenty-First Century Fox, Inc., Class A	217,826	10,091,879
Twenty-First Century Fox, Inc., Class B	97,000	4,444,540
Viacom, Inc., Class B	84,360	2,847,994
Walt Disney Co. (The)	307,968	36,013,778
World Wrestling Entertainment, Inc., Class A	8,700	841,551
Zynga, Inc., Class A*	123,800	496,438

		86,924,537

Interactive Media & Services (3.9%)
Alphabet, Inc., Class A*	61,225	73,903,473
Alphabet, Inc., Class C*	62,219	74,256,510
Cargurus, Inc.(x)*	10,100	562,469
Cars.com, Inc.*	17,600	485,936
Facebook, Inc., Class A*	487,300	80,141,358
IAC/InterActiveCorp*	14,850	3,218,292
Match Group, Inc.(x)*	6,600	382,206
TrueCar, Inc.*	4,500	63,450
Twitter, Inc.*	147,100	4,186,466
Yelp, Inc.*	13,200	649,440
Zillow Group, Inc., Class A*	7,862	347,500
Zillow Group, Inc., Class C(x)*	23,524	1,040,937

		239,238,037

Media (1.3%)
AMC Networks, Inc., Class A*	14,712	975,994
Cable One, Inc.	900	795,249
CBS Corp. (Non-Voting), Class B	69,320	3,982,434
Charter Communications, Inc., Class A*	35,575	11,593,181
Clear Channel Outdoor Holdings, Inc., Class A	58,300	346,885
Comcast Corp., Class A	943,648	33,414,576
Discovery, Inc., Class A(x)*	37,900	1,212,800
Discovery, Inc., Class C*	79,909	2,363,708
DISH Network Corp., Class A*	55,660	1,990,402
Gannett Co., Inc.	9,250	92,592
GCI Liberty, Inc., Class A*	21,686	1,105,986
Interpublic Group of Cos., Inc. (The)	98,800	2,259,556
John Wiley & Sons, Inc., Class A	9,500	575,700
Liberty Broadband Corp., Class A*	4,200	354,186
Liberty Broadband Corp., Class C*	24,248	2,044,106
Liberty Latin America Ltd., Class C*	23,000	474,490
Liberty Media Corp.-Liberty SiriusXM, Class A*	24,697	1,072,838
Liberty Media Corp.-Liberty SiriusXM, Class C*	39,194	1,702,979
Meredith Corp.(x)	7,700	393,085
MSG Networks, Inc., Class A*	7,687	198,325
New York Times Co. (The), Class A	19,800	458,370
News Corp., Class A	93,361	1,231,432
News Corp., Class B	18,300	248,880
Nexstar Media Group, Inc., Class A	9,772	795,441
Omnicom Group, Inc.	48,700	3,312,574
Sinclair Broadcast Group, Inc., Class A	14,800	419,580
Sirius XM Holdings, Inc.(x)	325,900	2,059,688
TEGNA, Inc.	35,200	420,992
Tribune Media Co., Class A	19,600	753,228

		76,649,257

Wireless Telecommunication Services (0.1%)
Shenandoah Telecommunications Co.	1,000	38,750
Spok Holdings, Inc.	2,300	35,420
Sprint Corp.*	175,679	1,148,941
Telephone & Data Systems, Inc.	28,186	857,700
T-Mobile USA, Inc.*	69,200	4,856,456
United States Cellular Corp.*	7,600	340,328

		7,277,595

Total Communication Services		512,464,400

Consumer Discretionary (10.9%)
Auto Components (0.3%)
Adient plc(x)	21,753	855,110
American Axle & Manufacturing Holdings, Inc.*	20,400	355,776
Aptiv plc	59,000	4,950,100
BorgWarner, Inc.	46,560	1,991,837
Cooper-Standard Holdings, Inc.*	3,600	431,928
Dana, Inc.	31,900	595,573
Dorman Products, Inc.*	4,300	330,756
Fox Factory Holding Corp.*	7,300	511,365
Gentex Corp.	56,600	1,214,636
Gentherm, Inc.*	4,200	190,890
Goodyear Tire & Rubber Co. (The)	56,500	1,321,535
LCI Industries	1,300	107,640
Lear Corp.	14,500	2,102,500
Tenneco, Inc.	8,300	349,762
Visteon Corp.*	7,700	715,330

		16,024,738

Automobiles (0.4%)
Ford Motor Co.	805,736	7,453,058
General Motors Co.	277,200	9,333,324
Harley-Davidson, Inc.	35,950	1,628,535
Tesla, Inc.(x)*	28,800	7,625,376
Thor Industries, Inc.	10,700	895,590

		26,935,883

Distributors (0.1%)
Core-Mark Holding Co., Inc.	3,700	125,652

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Genuine Parts Co.	30,900	$3,071,460
LKQ Corp.*	73,700	2,334,079
Pool Corp.	10,400	1,735,552

		7,266,743

Diversified Consumer Services (0.2%)
Adtalem Global Education, Inc.*	13,800	665,160
Bright Horizons Family Solutions, Inc.*	12,000	1,414,080
Chegg, Inc.*	20,100	571,443
Graham Holdings Co., Class B	900	521,370
Grand Canyon Education, Inc.*	12,900	1,455,120
H&R Block, Inc.	55,850	1,438,137
Houghton Mifflin Harcourt Co.*	13,100	91,700
Laureate Education, Inc., Class A*	5,900	91,096
Service Corp. International	42,000	1,856,400
ServiceMaster Global Holdings, Inc.*	31,800	1,972,554
Sotheby’s*	500	24,595
Strategic Education, Inc.	4,200	575,526
Weight Watchers International, Inc.*	7,300	525,527

		11,202,708

Hotels, Restaurants & Leisure (1.9%)
Aramark	56,900	2,447,838
Bloomin’ Brands, Inc.	18,900	374,031
Boyd Gaming Corp.(x)	11,900	402,815
Brinker International, Inc.(x)	9,100	425,243
Caesars Entertainment Corp.(x)*	122,500	1,255,625
Carnival Corp.	86,760	5,532,685
Cheesecake Factory, Inc. (The)(x)	8,900	476,506
Chipotle Mexican Grill, Inc.*	5,200	2,363,504
Choice Hotels International, Inc.	7,400	616,420
Churchill Downs, Inc.	3,200	888,640
Cracker Barrel Old Country Store, Inc.(x)	5,800	853,354
Darden Restaurants, Inc.	26,850	2,985,452
Dave & Buster’s Entertainment, Inc.*	9,100	602,602
Domino’s Pizza, Inc.	8,700	2,564,760
Dunkin’ Brands Group, Inc.(x)	21,300	1,570,236
Eldorado Resorts, Inc.*	13,500	656,100
Extended Stay America, Inc.	36,500	738,395
Hilton Grand Vacations, Inc.*	19,140	633,534
Hilton Worldwide Holdings, Inc.	57,333	4,631,360
Hyatt Hotels Corp., Class A	9,300	740,187
International Speedway Corp., Class A	1,200	52,560
Jack in the Box, Inc.	9,900	829,917
Las Vegas Sands Corp.	75,100	4,455,683
Marriott International, Inc., Class A	60,505	7,988,475
Marriott Vacations Worldwide Corp.	8,171	913,109
McDonald’s Corp.	158,421	26,502,249
MGM Resorts International	111,400	3,109,174
Norwegian Cruise Line Holdings Ltd.*	42,200	2,423,546
Penn National Gaming, Inc.*	18,200	599,144
Planet Fitness, Inc., Class A*	18,400	994,152
Red Rock Resorts, Inc., Class A	14,700	391,755
Royal Caribbean Cruises Ltd.	37,450	4,866,253
Shake Shack, Inc., Class A*	6,900	434,769
Six Flags Entertainment Corp.(x)	16,884	1,178,841
Sonic Corp.	9,800	424,732
Starbucks Corp.	267,900	15,227,436
Texas Roadhouse, Inc.	18,200	1,261,078
Vail Resorts, Inc.	8,300	2,277,686
Wendy’s Co. (The)	47,800	819,292
Wyndham Destinations, Inc.	21,270	922,267
Wyndham Hotels & Resorts, Inc.	21,270	1,181,974
Wynn Resorts Ltd.	21,200	2,693,672
Yum China Holdings, Inc.	77,640	2,725,941
Yum! Brands, Inc.	66,240	6,021,878

		119,054,870

Household Durables (0.4%)
DR Horton, Inc.	75,200	3,171,936
Garmin Ltd.	26,100	1,828,305
Helen of Troy Ltd.*	6,000	785,400
iRobot Corp.(x)*	5,600	615,552
KB Home	18,100	432,771
Leggett & Platt, Inc.	33,200	1,453,828
Lennar Corp., Class A	58,989	2,754,196
Mohawk Industries, Inc.*	14,800	2,595,180
Newell Brands, Inc.	109,190	2,216,557
NVR, Inc.*	800	1,976,640
PulteGroup, Inc.	60,800	1,506,016
Roku, Inc.*	10,100	737,603
Taylor Morrison Home Corp., Class A*	23,500	423,940
Tempur Sealy International, Inc.(x)*	10,100	534,290
Toll Brothers, Inc.	32,900	1,086,687
TopBuild Corp.*	7,211	409,729
TRI Pointe Group, Inc.(x)*	34,400	426,560
Tupperware Brands Corp.	10,600	354,570
Whirlpool Corp.	14,420	1,712,375

		25,022,135

Internet & Direct Marketing Retail (3.9%)
Amazon.com, Inc.*	82,990	166,228,970
Booking Holdings, Inc.*	9,680	19,205,120
eBay, Inc.*	197,070	6,507,252
Etsy, Inc.*	24,700	1,269,086
Expedia Group, Inc.	24,843	3,241,515
Groupon, Inc.*	78,200	294,814
GrubHub, Inc.*	18,300	2,536,746
Liberty Expedia Holdings, Inc., Class A*	8,457	397,817
Liberty TripAdvisor Holdings, Inc., Class A*	17,402	258,420
Netflix, Inc.*	85,800	32,100,354
Qurate Retail, Inc., Class A*	86,720	1,926,051
Shutterfly, Inc.*	5,500	362,395
Stamps.com, Inc.*	3,600	814,320
TripAdvisor, Inc.*	26,605	1,358,717
Wayfair, Inc., Class A*	11,600	1,712,972

		238,214,549

Leisure Products (0.1%)
Brunswick Corp.	22,600	1,514,652
Hasbro, Inc.	27,100	2,848,752
Mattel, Inc.(x)*	79,800	1,252,860
Polaris Industries, Inc.	12,300	1,241,685

		6,857,949

Multiline Retail (0.5%)
Dillard’s, Inc., Class A(x)	4,900	374,066
Dollar General Corp.	55,500	6,066,150
Dollar Tree, Inc.*	50,123	4,087,531
Kohl’s Corp.	36,010	2,684,545
Macy’s, Inc.	74,400	2,583,912
Nordstrom, Inc.	24,390	1,458,766
Ollie’s Bargain Outlet Holdings, Inc.(x)*	10,100	970,610
Target Corp.	110,760	9,770,140

		27,995,720

Specialty Retail (2.3%)
Aaron’s, Inc.	14,600	795,116
Advance Auto Parts, Inc.	14,550	2,449,201
American Eagle Outfitters, Inc.	35,200	874,016
Ascena Retail Group, Inc.*	8,768	40,070
At Home Group, Inc.*	11,400	359,442
AutoNation, Inc.*	18,900	785,295
AutoZone, Inc.*	5,390	4,181,023

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Bed Bath & Beyond, Inc.(x)	36,650	$549,750
Best Buy Co., Inc.	54,910	4,357,658
Burlington Stores, Inc.*	14,400	2,346,048
Camping World Holdings, Inc., Class A(x)	7,700	164,164
CarMax, Inc.*	36,650	2,736,655
Carvana Co.(x)*	6,300	372,267
Children’s Place, Inc. (The)	3,500	447,300
Dick’s Sporting Goods, Inc.(x)	22,400	794,752
Five Below, Inc.*	14,100	1,833,846
Floor & Decor Holdings, Inc., Class A*	9,100	274,547
Foot Locker, Inc.	24,200	1,233,716
Gap, Inc. (The)	51,790	1,494,142
Genesco, Inc.*	2,000	94,200
Home Depot, Inc. (The)	235,360	48,754,824
L Brands, Inc.	58,690	1,778,307
Lithia Motors, Inc., Class A(x)	5,700	465,462
Lowe’s Cos., Inc.	170,640	19,592,885
Michaels Cos., Inc. (The)*	16,200	262,926
Monro, Inc.	5,300	368,880
Murphy USA, Inc.*	3,855	329,448
National Vision Holdings, Inc.*	200	9,028
Office Depot, Inc.	31,829	102,171
O’Reilly Automotive, Inc.*	16,350	5,678,682
Penske Automotive Group, Inc.	2,400	113,736
RH(x)*	4,000	524,040
Ross Stores, Inc.	76,420	7,573,222
Sally Beauty Holdings, Inc.(x)*	28,200	518,598
Signet Jewelers Ltd.	15,880	1,046,968
Tiffany & Co.	25,500	3,288,735
TJX Cos., Inc. (The)	129,500	14,506,590
Tractor Supply Co.	27,000	2,453,760
Ulta Beauty, Inc.*	11,800	3,329,016
Urban Outfitters, Inc.*	20,450	836,405
Williams-Sonoma, Inc.(x)	18,000	1,182,960

		138,899,851

Textiles, Apparel & Luxury Goods (0.8%)
Carter’s, Inc.	10,480	1,033,328
Columbia Sportswear Co.	5,200	483,964
Deckers Outdoor Corp.*	7,200	853,776
G-III Apparel Group Ltd.*	10,200	491,538
Hanesbrands, Inc.(x)	80,200	1,478,086
Lululemon Athletica, Inc.*	20,500	3,331,045
Michael Kors Holdings Ltd.*	31,300	2,145,928
NIKE, Inc., Class B	259,120	21,952,647
PVH Corp.	17,081	2,466,496
Ralph Lauren Corp.	11,370	1,563,944
Skechers U.S.A., Inc., Class A*	30,600	854,658
Steven Madden Ltd.	9,202	486,786
Tapestry, Inc.	65,220	3,278,609
Under Armour, Inc., Class A(x)*	44,900	952,778
Under Armour, Inc., Class C*	45,218	879,942
VF Corp.	66,800	6,242,460
Wolverine World Wide, Inc.	27,700	1,081,685

		49,577,670

Total Consumer Discretionary		667,052,816

Consumer Staples (6.0%)
Beverages (1.4%)
Boston Beer Co., Inc. (The), Class A*	1,700	488,750
Brown-Forman Corp., Class A	13,400	680,720
Brown-Forman Corp., Class B	58,275	2,945,801
Coca-Cola Co. (The)	779,540	36,006,953
Constellation Brands, Inc., Class A	33,800	7,287,956
Keurig Dr Pepper, Inc.	37,710	873,741
Molson Coors Brewing Co., Class B	40,350	2,481,525
Monster Beverage Corp.*	81,700	4,761,476
PepsiCo, Inc.	292,590	32,711,562

		88,238,484

Food & Staples Retailing (1.3%)
Casey’s General Stores, Inc.	9,800	1,265,278
Costco Wholesale Corp.	90,250	21,197,920
Kroger Co. (The)	175,520	5,109,387
Performance Food Group Co.*	18,500	616,050
Sprouts Farmers Market, Inc.*	37,300	1,022,393
Sysco Corp.	101,250	7,416,563
US Foods Holding Corp.*	43,800	1,349,916
Walgreens Boots Alliance, Inc.	173,380	12,639,402
Walmart, Inc.	294,620	27,667,764

		78,284,673

Food Products (1.1%)
Archer-Daniels-Midland Co.	115,160	5,789,093
Bunge Ltd.	28,780	1,977,474
Campbell Soup Co.(x)	41,300	1,512,819
Conagra Brands, Inc.	76,650	2,603,800
Darling Ingredients, Inc.*	28,800	556,416
Flowers Foods, Inc.	47,400	884,484
General Mills, Inc.	127,500	5,472,300
Hain Celestial Group, Inc. (The)*	25,800	699,696
Hershey Co. (The)	31,150	3,177,300
Hormel Foods Corp.(x)	64,600	2,545,240
Ingredion, Inc.	17,300	1,815,808
J&J Snack Foods Corp.	1,200	181,068
JM Smucker Co. (The)	25,927	2,660,369
Kellogg Co.	53,100	3,718,062
Kraft Heinz Co. (The)	122,236	6,736,426
Lamb Weston Holdings, Inc.	34,350	2,287,710
Lancaster Colony Corp.	3,200	477,472
McCormick & Co., Inc. (Non-Voting)	25,650	3,379,388
Mondelez International, Inc., Class A	301,810	12,965,758
Pinnacle Foods, Inc.	28,400	1,840,604
Post Holdings, Inc.*	14,800	1,450,992
TreeHouse Foods, Inc.*	11,500	550,275
Tyson Foods, Inc., Class A	61,600	3,667,048

		66,949,602

Household Products (1.2%)
Church & Dwight Co., Inc.	50,900	3,021,933
Clorox Co. (The)	26,850	4,038,508
Colgate-Palmolive Co.	176,020	11,784,539
Energizer Holdings, Inc.	16,450	964,793
Kimberly-Clark Corp.	73,400	8,341,176
Procter & Gamble Co. (The)	508,145	42,292,908
Spectrum Brands Holdings, Inc.	8,718	651,409
WD-40 Co.(x)	2,800	481,880

		71,577,146

Personal Products (0.2%)
Coty, Inc., Class A	107,071	1,344,812
Edgewell Personal Care Co.*	16,450	760,483
Estee Lauder Cos., Inc. (The), Class A	47,100	6,844,572
Herbalife Nutrition Ltd.*	23,700	1,292,835
Medifast, Inc.	2,400	531,720
Nu Skin Enterprises, Inc., Class A	15,500	1,277,510

		12,051,932

Tobacco (0.8%)
Altria Group, Inc.	391,090	23,586,638
Philip Morris International, Inc.	317,130	25,858,780

		49,445,418

Total Consumer Staples		366,547,255

Energy (5.7%)
Energy Equipment & Services (0.7%)
Apergy Corp.*	17,995	783,862
Archrock, Inc.	16,900	206,180

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Baker Hughes a GE Co.	94,084	$3,182,862
C&J Energy Services, Inc.*	12,400	257,920
Cactus, Inc., Class A*	5,400	206,712
Covia Holdings Corp.*	13,579	121,804
Diamond Offshore Drilling, Inc.(x)*	14,600	292,000
Dril-Quip, Inc.*	5,800	303,050
Exterran Corp.*	9,150	242,749
Forum Energy Technologies, Inc.*	4,000	41,400
Frank’s International NV(x)*	30,100	261,268
Halliburton Co.	184,430	7,474,948
Helmerich & Payne, Inc.	22,200	1,526,694
Keane Group, Inc.*	1,900	23,503
KLX Energy Services Holdings, Inc.*	5,492	175,799
Liberty Oilfield Services, Inc., Class A(x)	3,000	64,710
McDermott International, Inc.*	36,600	674,538
Nabors Industries Ltd.	60,500	372,680
National Oilwell Varco, Inc.	85,380	3,678,170
Noble Corp. plc*	55,400	389,462
Ocean Rig UDW, Inc., Class A*	3,100	107,322
Oceaneering International, Inc.*	20,400	563,040
Oil States International, Inc.*	14,600	484,720
Patterson-UTI Energy, Inc.	45,900	785,349
RPC, Inc.(x)	16,700	258,516
Schlumberger Ltd.	289,555	17,639,691
SEACOR Marine Holdings, Inc.*	8	181
Superior Energy Services, Inc.*	48,500	472,390
Transocean Ltd.(x)*	81,000	1,129,950
Unit Corp.*	3,500	91,210
US Silica Holdings, Inc.(x)	14,900	280,567
Weatherford International plc(x)*	188,500	510,835

		42,604,082

Oil, Gas & Consumable Fuels (5.0%)
Alta Mesa Resources, Inc.(x)*	11,200	46,816
Anadarko Petroleum Corp.	106,280	7,164,335
Andeavor	29,101	4,467,003
Antero Resources Corp.*	51,000	903,210
Apache Corp.	81,080	3,865,084
Arch Coal, Inc., Class A	4,600	411,240
Cabot Oil & Gas Corp.	108,700	2,447,924
California Resources Corp.(x)*	9,724	471,906
Callon Petroleum Co.*	29,100	348,909
Carrizo Oil & Gas, Inc.*	16,100	405,720
Centennial Resource Development, Inc., Class A(x)*	29,400	642,390
Cheniere Energy, Inc.*	46,900	3,259,081
Chesapeake Energy Corp.(x)*	199,910	897,596
Chevron Corp.	389,000	47,566,920
Cimarex Energy Co.	20,260	1,882,964
CNX Resources Corp.*	54,000	772,740
Concho Resources, Inc.*	41,532	6,344,013
ConocoPhillips	240,976	18,651,542
Continental Resources, Inc.*	20,200	1,379,256
CVR Energy, Inc.(x)	10,000	402,200
Delek US Holdings, Inc.	17,124	726,571
Denbury Resources, Inc.*	93,100	577,220
Devon Energy Corp.	109,730	4,382,616
Diamondback Energy, Inc.	21,700	2,933,623
Energen Corp.*	20,400	1,757,868
EOG Resources, Inc.	121,500	15,499,755
EP Energy Corp., Class A(x)*	36,900	86,346
EQT Corp.	54,127	2,394,037
Extraction Oil & Gas, Inc.*	32,887	371,294
Exxon Mobil Corp.#	868,265	73,819,890
Frontline Ltd.(x)*	1,500	8,715
Golar LNG Ltd.	21,900	608,820
Green Plains, Inc.	600	10,320
Gulfport Energy Corp.*	29,500	307,095
Hess Corp.	58,820	4,210,336
HollyFrontier Corp.	37,332	2,609,507
Jagged Peak Energy, Inc.(x)*	23,900	330,537
Kinder Morgan, Inc.	399,071	7,075,529
Kosmos Energy Ltd.*	4,000	37,400
Laredo Petroleum, Inc.*	30,700	250,819
Marathon Oil Corp.	176,590	4,111,015
Marathon Petroleum Corp.	94,490	7,556,365
Matador Resources Co.*	18,100	598,205
Murphy Oil Corp.	37,020	1,234,247
Newfield Exploration Co.*	46,550	1,342,037
Noble Energy, Inc.	110,554	3,448,179
Oasis Petroleum, Inc.*	42,800	606,904
Occidental Petroleum Corp.	160,360	13,176,781
ONEOK, Inc.	83,513	5,661,346
Parsley Energy, Inc., Class A*	49,800	1,456,650
PBF Energy, Inc., Class A	22,900	1,142,939
PDC Energy, Inc.*	13,700	670,752
Peabody Energy Corp.	14,200	506,088
Phillips 66	89,388	10,075,815
Pioneer Natural Resources Co.	37,250	6,488,578
QEP Resources, Inc.*	53,400	604,488
Range Resources Corp.	49,600	842,704
Scorpio Tankers, Inc.	40,200	80,802
Ship Finance International Ltd.(x)	24,000	333,600
SM Energy Co.	15,700	495,021
Southwestern Energy Co.*	114,550	585,351
SRC Energy, Inc.*	50,500	448,945
Targa Resources Corp.	46,300	2,607,153
Teekay Corp.	2,200	14,828
Tellurian, Inc.(x)*	5,800	52,026
Ultra Petroleum Corp.(x)*	24,400	27,328
Valero Energy Corp.	88,830	10,104,413
Whiting Petroleum Corp.*	18,950	1,005,108
WildHorse Resource Development Corp.(x)*	16,700	394,788
Williams Cos., Inc. (The)	251,879	6,848,590
World Fuel Services Corp.	13,100	362,608
WPX Energy, Inc.*	86,833	1,747,080

		304,959,881

Total Energy		347,563,963

Financials (13.6%)
Banks (5.9%)
1st Source Corp.	600	31,572
Ameris Bancorp	6,400	292,480
Associated Banc-Corp.	35,306	917,956
BancFirst Corp.	500	29,975
BancorpSouth Bank	17,650	577,155
Bank of America Corp.	1,899,392	55,956,088
Bank of Hawaii Corp.	12,700	1,002,157
Bank of NT Butterfield & Son Ltd. (The)	8,600	445,996
Bank OZK	25,100	952,796
BankUnited, Inc.	26,500	938,100
Banner Corp.	5,900	366,803
BB&T Corp.	167,879	8,148,847
Berkshire Hills Bancorp, Inc.	13,000	529,100
BOK Financial Corp.	6,050	588,544
Boston Private Financial Holdings, Inc.	8,300	113,295
Brookline Bancorp, Inc.	29,000	484,300
Cadence Bancorp	4,100	107,092
Cathay General Bancorp	21,630	896,347
CenterState Bank Corp.	16,900	474,045
Chemical Financial Corp.	15,214	812,428
CIT Group, Inc.	29,500	1,522,495
Citigroup, Inc.	513,584	36,844,516

See Notes to Portfolio of Investments.

4

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Citizens Financial Group, Inc.	100,000	$3,857,000
City Holding Co.	6,830	524,544
Columbia Banking System, Inc.	14,000	542,780
Comerica, Inc.	37,200	3,355,440
Commerce Bancshares, Inc.	19,546	1,290,427
Community Bank System, Inc.	8,900	543,523
Cullen/Frost Bankers, Inc.	12,200	1,274,168
CVB Financial Corp.	25,800	575,856
Eagle Bancorp, Inc.*	4,700	237,820
East West Bancorp, Inc.	31,600	1,907,692
FCB Financial Holdings, Inc., Class A*	5,700	270,180
Fifth Third Bancorp	146,250	4,083,300
First Bancorp*	17,900	162,890
First Busey Corp.	7,133	221,480
First Citizens BancShares, Inc., Class A	2,200	995,016
First Commonwealth Financial Corp.	17,100	275,994
First Financial Bancorp	20,000	594,000
First Financial Bankshares, Inc.(x)	18,800	1,111,080
First Financial Corp.	9,700	486,940
First Hawaiian, Inc.	21,800	592,088
First Horizon National Corp.	72,610	1,253,249
First Interstate BancSystem, Inc., Class A	5,800	259,840
First Merchants Corp.	10,100	454,399
First Midwest Bancorp, Inc.	22,400	595,616
First Republic Bank	34,500	3,312,000
FNB Corp.	68,356	869,488
Fulton Financial Corp.	42,300	704,295
Glacier Bancorp, Inc.	20,100	866,109
Great Western Bancorp, Inc.	13,800	582,222
Hancock Whitney Corp.	24,124	1,147,096
Heartland Financial USA, Inc.	2,300	133,515
Hilltop Holdings, Inc.	18,400	371,128
Home BancShares, Inc.	34,000	744,600
Hope Bancorp, Inc.	29,283	473,506
Huntington Bancshares, Inc.	250,591	3,738,818
IBERIABANK Corp.	11,200	911,120
Independent Bank Corp./MA	3,200	264,320
Independent Bank Group, Inc.(x)	4,400	291,720
International Bancshares Corp.	12,000	540,000
Investors Bancorp, Inc.	56,965	698,961
JPMorgan Chase & Co.	682,325	76,993,553
KeyCorp	228,102	4,536,949
LegacyTexas Financial Group, Inc.	7,600	323,760
M&T Bank Corp.	31,457	5,175,935
MB Financial, Inc.	13,100	604,041
NBT Bancorp, Inc.	13,900	533,482
Old National Bancorp	23,600	455,480
Pacific Premier Bancorp, Inc.*	9,600	357,120
PacWest Bancorp	26,596	1,267,299
Park National Corp.	500	52,780
People’s United Financial, Inc.	74,200	1,270,304
Pinnacle Financial Partners, Inc.	16,056	965,768
PNC Financial Services Group, Inc. (The)	96,518	13,144,786
Popular, Inc.	24,050	1,232,562
Prosperity Bancshares, Inc.	15,900	1,102,665
Regions Financial Corp.	238,800	4,381,980
Renasant Corp.	9,900	407,979
S&T Bancorp, Inc.	11,700	507,312
Sandy Spring Bancorp, Inc.	3,800	149,378
Seacoast Banking Corp. of Florida*	9,500	277,400
ServisFirst Bancshares, Inc.	6,700	262,305
Signature Bank	12,100	1,389,564
Simmons First National Corp., Class A	18,600	547,770
South State Corp.	5,900	483,800
Southside Bancshares, Inc.	100	3,480
Sterling Bancorp	46,737	1,028,214
SunTrust Banks, Inc.	99,150	6,622,228
SVB Financial Group*	11,200	3,481,296
Synovus Financial Corp.	29,000	1,327,910
TCF Financial Corp.	34,050	810,731
Texas Capital Bancshares, Inc.*	12,000	991,800
Tompkins Financial Corp.	6,239	506,544
Towne Bank	16,379	505,292
Trustmark Corp.	7,550	254,058
UMB Financial Corp.	10,600	751,540
Umpqua Holdings Corp.	44,690	929,552
Union Bankshares Corp.	13,400	516,302
United Bankshares, Inc.	20,400	741,540
United Community Banks, Inc.	12,500	348,625
US Bancorp	317,490	16,766,647
Valley National Bancorp	71,829	808,076
Webster Financial Corp.	25,700	1,515,272
Wells Fargo & Co.	885,619	46,548,135
WesBanco, Inc.	10,300	459,174
Westamerica Bancorp(x)	5,000	300,800
Western Alliance Bancorp*	20,800	1,183,312
Wintrust Financial Corp.	11,500	976,810
Zions Bancorp	40,900	2,051,135

		358,998,752

Capital Markets (2.7%)
Affiliated Managers Group, Inc.	13,740	1,878,533
Ameriprise Financial, Inc.	29,460	4,350,064
Artisan Partners Asset Management, Inc., Class A	200	6,480
Associated Capital Group, Inc., Class A(x)	6,900	293,595
Bank of New York Mellon Corp. (The)	193,050	9,843,619
BGC Partners, Inc., Class A	50,700	599,274
BlackRock, Inc.	25,110	11,835,096
Blucora, Inc.*	5,700	229,425
BrightSphere Investment Group plc	16,200	200,880
Cboe Global Markets, Inc.	22,800	2,187,888
Charles Schwab Corp. (The)	248,634	12,220,361
CME Group, Inc.	71,365	12,147,037
Cohen & Steers, Inc.	10,700	434,527
E*TRADE Financial Corp.*	59,110	3,096,773
Eaton Vance Corp.	24,640	1,295,078
Evercore, Inc., Class A	8,900	894,895
FactSet Research Systems, Inc.	7,800	1,744,938
Federated Investors, Inc., Class B	23,300	561,996
Focus Financial Partners, Inc., Class A*	4,500	213,570
Franklin Resources, Inc.	71,790	2,183,134
GAMCO Investors, Inc., Class A	6,300	147,546
Goldman Sachs Group, Inc. (The)	73,500	16,481,640
Hamilton Lane, Inc., Class A	5,900	261,252
Houlihan Lokey, Inc.	6,600	296,538
Interactive Brokers Group, Inc., Class A	14,040	776,552
Intercontinental Exchange, Inc.	121,090	9,068,430
Invesco Ltd.	96,600	2,210,208
Jefferies Financial Services, Inc.	73,888	1,622,580
Lazard Ltd., Class A	25,200	1,212,876
Legg Mason, Inc.	19,050	594,932
LPL Financial Holdings, Inc.	22,800	1,470,828
MarketAxess Holdings, Inc.	8,260	1,474,327
Moelis & Co., Class A	8,800	482,240
Moody’s Corp.	36,250	6,061,000
Morgan Stanley	257,673	11,999,832
Morningstar, Inc.	3,200	402,880
MSCI, Inc.	18,134	3,217,153

See Notes to Portfolio of Investments.

5

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Nasdaq, Inc.	24,000	$2,059,200
Northern Trust Corp.	44,150	4,509,040
Piper Jaffray Cos.	3,300	251,955
Raymond James Financial, Inc.	29,600	2,724,680
S&P Global, Inc.	51,830	10,127,064
SEI Investments Co.	33,650	2,056,015
State Street Corp.	77,750	6,513,895
Stifel Financial Corp.	15,339	786,277
T. Rowe Price Group, Inc.	51,680	5,642,422
TD Ameritrade Holding Corp.	62,236	3,287,928
Virtu Financial, Inc., Class A(x)	16,700	341,515
Waddell & Reed Financial, Inc., Class A(x)	15,320	324,478
WisdomTree Investments, Inc.	32,500	275,600

		162,898,046

Consumer Finance (0.7%)
Ally Financial, Inc.	98,100	2,594,745
American Express Co.	146,356	15,585,450
Capital One Financial Corp.	99,670	9,461,673
Credit Acceptance Corp.*	1,900	832,333
Discover Financial Services	71,870	5,494,462
FirstCash, Inc.	10,972	899,704
Green Dot Corp., Class A*	9,900	879,318
LendingClub Corp.*	63,200	245,216
Navient Corp.	80,584	1,086,272
Nelnet, Inc., Class A	5,000	285,850
OneMain Holdings, Inc.*	11,300	379,793
PRA Group, Inc.*	6,300	226,800
Santander Consumer USA Holdings, Inc.	21,800	436,872
SLM Corp.*	117,584	1,311,062
Synchrony Financial	151,200	4,699,296

		44,418,846

Diversified Financial Services (1.4%)
Berkshire Hathaway, Inc., Class B*	395,585	84,698,704
Cannae Holdings, Inc.*	13,660	286,177
FGL Holdings*	2,600	23,270
Voya Financial, Inc.	32,700	1,624,209

		86,632,360

Insurance (2.6%)
Aflac, Inc.	160,600	7,559,442
Alleghany Corp.	3,054	1,992,827
Allstate Corp. (The)	74,740	7,376,838
American Equity Investment Life Holding Co.	17,400	615,264
American Financial Group, Inc.	16,830	1,867,625
American International Group, Inc.	188,236	10,021,685
American National Insurance Co.	4,000	517,160
AMERISAFE, Inc.	2,300	142,485
AmTrust Financial Services, Inc.	18,600	270,072
Aon plc	49,978	7,685,617
Arch Capital Group Ltd.*	89,400	2,665,014
Argo Group International Holdings Ltd.	5,175	326,284
Arthur J Gallagher & Co.	39,500	2,940,380
Aspen Insurance Holdings Ltd.	13,270	554,686
Assurant, Inc.	12,900	1,392,555
Assured Guaranty Ltd.	21,700	916,391
Athene Holding Ltd., Class A*	32,754	1,692,072
Axis Capital Holdings Ltd.	17,270	996,652
Brighthouse Financial, Inc.*	24,732	1,094,144
Brown & Brown, Inc.	51,200	1,513,984
Chubb Ltd.	95,344	12,741,772
Cincinnati Financial Corp.	34,320	2,636,119
CNA Financial Corp.	9,600	438,240
CNO Financial Group, Inc.	37,400	793,628
Employers Holdings, Inc.	800	36,240
Enstar Group Ltd.*	2,700	562,950
Erie Indemnity Co., Class A	5,900	752,427
Everest Re Group Ltd.	9,800	2,239,006
FBL Financial Group, Inc., Class A	2,100	158,025
Fidelity National Financial, Inc.	65,689	2,584,862
First American Financial Corp.	26,400	1,361,976
Genworth Financial, Inc., Class A*	116,400	485,388
Hanover Insurance Group, Inc. (The)	10,690	1,318,825
Hartford Financial Services Group, Inc. (The)	73,710	3,682,551
Horace Mann Educators Corp.	6,100	273,890
Kemper Corp.	13,682	1,100,717
Lincoln National Corp.	47,450	3,210,467
Loews Corp.	64,792	3,254,502
Markel Corp.*	2,960	3,517,930
Marsh & McLennan Cos., Inc.	107,250	8,871,720
Mercury General Corp.	6,700	336,072
MetLife, Inc.	178,260	8,328,307
National General Holdings Corp.	12,700	340,868
Navigators Group, Inc. (The)	2,100	145,110
Old Republic International Corp.	71,894	1,608,988
Primerica, Inc.	9,800	1,181,390
Principal Financial Group, Inc.	62,900	3,685,311
ProAssurance Corp.	11,800	554,010
Progressive Corp. (The)	120,500	8,560,320
Prudential Financial, Inc.	89,331	9,051,017
Reinsurance Group of America, Inc.	15,510	2,242,126
RenaissanceRe Holdings Ltd.	9,760	1,303,741
RLI Corp.	8,880	697,790
Selective Insurance Group, Inc.	13,700	869,950
Third Point Reinsurance Ltd.*	23,300	302,900
Torchmark Corp.	26,705	2,315,056
Travelers Cos., Inc. (The)	58,270	7,558,202
Unum Group	50,300	1,965,221
White Mountains Insurance Group Ltd.	1,100	1,029,457
Willis Towers Watson plc	28,000	3,946,320
WR Berkley Corp.	20,200	1,614,586

		159,799,154

Mortgage Real Estate Investment Trusts (REITs) (0.2%)
AGNC Investment Corp. (REIT)	86,800	1,617,084
Annaly Capital Management, Inc. (REIT)	248,353	2,540,651
Apollo Commercial Real Estate Finance, Inc. (REIT)	25,300	477,411
Blackstone Mortgage Trust, Inc. (REIT), Class A(x)	21,000	703,710
Chimera Investment Corp. (REIT)	44,040	798,445
Invesco Mortgage Capital, Inc. (REIT)	15,200	240,464
Ladder Capital Corp. (REIT)	22,200	376,068
MFA Financial, Inc. (REIT)	120,050	882,367
New Residential Investment Corp. (REIT)	66,550	1,185,921
Redwood Trust, Inc. (REIT)	13,600	220,864
Starwood Property Trust, Inc. (REIT)	57,200	1,230,944
Two Harbors Investment Corp. (REIT)	59,620	890,127

		11,164,056

Thrifts & Mortgage Finance (0.1%)
Axos Financial, Inc.*	9,000	309,510
Beneficial Bancorp, Inc.	31,416	530,930
Capitol Federal Financial, Inc.	25,886	329,788
Columbia Financial, Inc.*	7,200	120,240
Dime Community Bancshares, Inc.	24,800	442,680
Essent Group Ltd.*	17,600	778,800
Flagstar Bancorp, Inc.*	10,400	327,288
Kearny Financial Corp.	35,632	493,503
LendingTree, Inc.(x)*	1,400	322,140

See Notes to Portfolio of Investments.

6

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
MGIC Investment Corp.*	75,800	$1,008,898
New York Community Bancorp, Inc.	108,550	1,125,664
Northwest Bancshares, Inc.	16,800	290,976
OceanFirst Financial Corp.	5,500	149,710
Provident Financial Services, Inc.	5,300	130,115
Radian Group, Inc.	50,400	1,041,768
TFS Financial Corp.	15,800	237,158
TrustCo Bank Corp.	6,300	53,550
Walker & Dunlop, Inc.	4,800	253,824
Washington Federal, Inc.	23,100	739,200

		8,685,742

Total Financials		832,596,956

Health Care (14.5%)
Biotechnology (2.9%)
AbbVie, Inc.	309,104	29,235,056
ACADIA Pharmaceuticals, Inc.(x)*	22,600	469,176
Acceleron Pharma, Inc.(x)*	7,600	434,948
Achaogen, Inc.(x)*	10,800	43,092
Achillion Pharmaceuticals, Inc.*	49,600	182,528
Acorda Therapeutics, Inc.*	9,800	192,570
Agios Pharmaceuticals, Inc.*	8,400	647,808
Aimmune Therapeutics, Inc.*	12,800	349,184
Alder Biopharmaceuticals, Inc.(x)*	16,600	276,390
Alexion Pharmaceuticals, Inc.*	44,153	6,137,709
Alkermes plc*	37,600	1,595,744
Allakos, Inc.*	2,000	89,980
Alnylam Pharmaceuticals, Inc.*	17,900	1,566,608
AMAG Pharmaceuticals, Inc.*	16,000	320,000
Amgen, Inc.	132,139	27,391,093
Amicus Therapeutics, Inc.(x)*	28,800	348,192
AnaptysBio, Inc.*	6,600	658,482
Apellis Pharmaceuticals, Inc.(x)*	4,900	87,122
Arena Pharmaceuticals, Inc.*	11,400	524,628
Array BioPharma, Inc.*	36,700	557,840
Arrowhead Pharmaceuticals, Inc.(x)*	25,100	481,167
Atara Biotherapeutics, Inc.*	5,800	239,830
Audentes Therapeutics, Inc.*	4,000	158,360
Biogen, Inc.*	41,060	14,506,909
Biohaven Pharmaceutical Holding Co. Ltd.*	5,400	202,770
BioMarin Pharmaceutical, Inc.*	39,500	3,830,315
Bluebird Bio, Inc.*	9,900	1,445,400
Blueprint Medicines Corp.*	9,100	710,346
Celgene Corp.*	143,138	12,809,420
Clovis Oncology, Inc.(x)*	9,800	287,826
Deciphera Pharmaceuticals, Inc.*	5,400	209,088
Denali Therapeutics, Inc.(x)*	14,300	310,882
Eagle Pharmaceuticals, Inc.*	3,500	242,655
Editas Medicine, Inc.*	11,500	365,930
Emergent BioSolutions, Inc.*	9,100	599,053
Enanta Pharmaceuticals, Inc.*	4,900	418,754
Esperion Therapeutics, Inc.(x)*	9,300	412,641
Exact Sciences Corp.(x)*	23,800	1,878,296
Exelixis, Inc.*	63,800	1,130,536
FibroGen, Inc.*	14,700	893,025
Five Prime Therapeutics, Inc.*	9,200	128,064
G1 Therapeutics, Inc.*	5,000	261,450
Genomic Health, Inc.*	9,100	639,002
Gilead Sciences, Inc.	267,291	20,637,538
Global Blood Therapeutics, Inc.(x)*	9,000	342,000
Halozyme Therapeutics, Inc.*	25,700	466,969
Heron Therapeutics, Inc.*	14,700	465,255
ImmunoGen, Inc.*	32,100	303,987
Immunomedics, Inc.(x)*	26,300	547,829
Incyte Corp.*	37,700	2,604,316
Insmed, Inc.*	16,100	325,542
Insys Therapeutics, Inc.(x)*	24,000	241,920
Intellia Therapeutics, Inc.(x)*	11,100	317,682
Intercept Pharmaceuticals, Inc.*	3,200	404,352
Intrexon Corp.(x)*	26,200	451,164
Ionis Pharmaceuticals, Inc.*	31,900	1,645,402
Iovance Biotherapeutics, Inc.*	14,600	164,250
Ironwood Pharmaceuticals, Inc.*	22,200	409,812
Karyopharm Therapeutics, Inc.*	8,700	148,161
Keryx Biopharmaceuticals, Inc.(x)*	30,700	104,380
Lexicon Pharmaceuticals, Inc.(x)*	24,300	259,281
Ligand Pharmaceuticals, Inc.*	3,500	960,715
Loxo Oncology, Inc.*	5,800	990,814
Madrigal Pharmaceuticals, Inc.(x)*	1,600	342,608
Mirati Therapeutics, Inc.*	7,800	367,380
Momenta Pharmaceuticals, Inc.*	20,900	549,670
Myriad Genetics, Inc.*	11,500	529,000
Neurocrine Biosciences, Inc.*	18,900	2,323,755
OPKO Health, Inc.(x)*	91,625	317,022
PDL BioPharma, Inc.*	58,500	153,855
Portola Pharmaceuticals, Inc.(x)*	11,200	298,256
Prothena Corp. plc*	7,900	103,332
PTC Therapeutics, Inc.*	13,300	625,100
Puma Biotechnology, Inc.(x)*	7,600	348,460
Radius Health, Inc.*	14,200	252,760
Regeneron Pharmaceuticals, Inc.*	17,400	7,030,296
REGENXBIO, Inc.*	7,100	536,050
Repligen Corp.*	7,500	415,950
Retrophin, Inc.*	7,300	209,729
Rubius Therapeutics, Inc.*	2,400	57,600
Sage Therapeutics, Inc.*	8,600	1,214,750
Sangamo Therapeutics, Inc.(x)*	20,900	354,255
Sarepta Therapeutics, Inc.(x)*	12,700	2,051,177
Seattle Genetics, Inc.(x)*	23,100	1,781,472
Seres Therapeutics, Inc.(x)*	2,100	15,939
Solid Biosciences, Inc.(x)*	7,000	330,260
Spark Therapeutics, Inc.(x)*	4,800	261,840
Spectrum Pharmaceuticals, Inc.*	27,100	455,280
Synergy Pharmaceuticals, Inc.(x)*	89,500	152,150
TESARO, Inc.(x)*	8,200	319,882
Ultragenyx Pharmaceutical, Inc.*	8,700	664,158
United Therapeutics Corp.*	10,000	1,278,800
Vertex Pharmaceuticals, Inc.*	52,800	10,176,672
Xencor, Inc.*	7,100	276,687
ZIOPHARM Oncology, Inc.(x)*	37,668	120,538

		178,975,921

Health Care Equipment & Supplies (3.2%)
Abbott Laboratories	349,012	25,603,520
ABIOMED, Inc.*	8,500	3,822,875
Align Technology, Inc.*	16,900	6,611,618
Avanos Medical, Inc.*	7,975	546,288
AxoGen, Inc.*	3,700	136,345
Baxter International, Inc.	102,880	7,931,019
Becton Dickinson and Co.	54,513	14,227,893
Boston Scientific Corp.*	284,700	10,960,950
Cantel Medical Corp.	8,150	750,289
Cardiovascular Systems, Inc.*	200	7,828
CONMED Corp.	5,200	411,944
Cooper Cos., Inc. (The)	9,900	2,743,785
Danaher Corp.	126,660	13,762,876
Dentsply Sirona, Inc.	48,980	1,848,505
DexCom, Inc.*	20,100	2,875,104
Edwards Lifesciences Corp.*	43,600	7,590,760
Glaukos Corp.(x)*	7,200	467,280
Globus Medical, Inc., Class A*	14,100	800,316
Haemonetics Corp.*	12,100	1,386,418
Hill-Rom Holdings, Inc.	14,830	1,399,952
Hologic, Inc.*	62,600	2,565,348
ICU Medical, Inc.*	3,200	904,800
IDEXX Laboratories, Inc.*	17,700	4,418,982
Inogen, Inc.*	3,600	878,832

See Notes to Portfolio of Investments.

7

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Insulet Corp.*	13,900	$1,472,705
Integer Holdings Corp.*	8,600	713,370
Integra LifeSciences Holdings Corp.*	14,600	961,702
Intuitive Surgical, Inc.*	22,900	13,144,600
iRhythm Technologies, Inc.*	3,000	283,980
K2M Group Holdings, Inc.*	800	21,896
LivaNova plc*	10,700	1,326,479
Masimo Corp.*	9,200	1,145,768
Medtronic plc	278,485	27,394,569
Meridian Bioscience, Inc.	16,100	239,890
Merit Medical Systems, Inc.*	10,800	663,660
Natus Medical, Inc.*	6,700	238,855
Neogen Corp.*	13,200	944,196
Nevro Corp.*	5,600	319,200
Novocure Ltd.*	14,700	770,280
NuVasive, Inc.*	12,950	919,191
NxStage Medical, Inc.*	12,800	356,992
OraSure Technologies, Inc.*	6,200	95,790
Penumbra, Inc.*	6,300	943,110
Quidel Corp.*	5,100	332,367
ResMed, Inc.	29,700	3,425,598
STAAR Surgical Co.*	11,900	571,200
STERIS plc	18,500	2,116,400
Stryker Corp.	69,970	12,432,270
Tandem Diabetes Care, Inc.*	10,300	441,252
Teleflex, Inc.	10,900	2,900,381
Varex Imaging Corp.*	8,924	255,762
Varian Medical Systems, Inc.*	22,310	2,497,158
West Pharmaceutical Services, Inc.	16,900	2,086,643
Wright Medical Group NV*	21,955	637,134
Zimmer Biomet Holdings, Inc.	44,600	5,863,562

		198,169,487

Health Care Providers & Services (3.1%)
Acadia Healthcare Co., Inc.(x)*	14,500	510,400
Aetna, Inc.	65,797	13,346,922
Amedisys, Inc.*	5,800	724,768
AmerisourceBergen Corp.	36,700	3,384,474
AMN Healthcare Services, Inc.*	10,100	552,470
Anthem, Inc.	52,780	14,464,359
BioTelemetry, Inc.*	8,100	522,045
Brookdale Senior Living, Inc.*	36,435	358,156
Cardinal Health, Inc.	67,100	3,623,400
Centene Corp.*	40,324	5,838,109
Chemed Corp.	4,200	1,342,236
Cigna Corp.	48,540	10,108,455
Community Health Systems, Inc.(x)*	33,267	115,104
CVS Health Corp.	209,910	16,524,115
DaVita, Inc.*	32,800	2,349,464
Diplomat Pharmacy, Inc.*	14,500	281,445
Encompass Health Corp.	24,800	1,933,160
Ensign Group, Inc. (The)	5,100	193,392
Envision Healthcare Corp.*	25,296	1,156,786
Express Scripts Holding Co.*	119,651	11,368,042
HCA Healthcare, Inc.	56,700	7,888,104
HealthEquity, Inc.*	9,000	849,690
Henry Schein, Inc.*	32,800	2,788,984
Humana, Inc.	28,400	9,613,968
Laboratory Corp. of America Holdings*	21,635	3,757,567
LHC Group, Inc.*	6,300	648,837
LifePoint Health, Inc.*	7,650	492,660
Magellan Health, Inc.*	4,800	345,840
McKesson Corp.	43,480	5,767,622
MEDNAX, Inc.*	22,740	1,061,048
Molina Healthcare, Inc.*	12,900	1,918,230
Owens & Minor, Inc.	15,050	248,626
Patterson Cos., Inc.	19,800	484,110
Premier, Inc., Class A*	12,400	567,672
Quest Diagnostics, Inc.	28,530	3,078,672
Select Medical Holdings Corp.*	19,500	358,800
Tenet Healthcare Corp.*	18,900	537,894
Tivity Health, Inc.*	12,800	411,520
UnitedHealth Group, Inc.	195,157	51,919,568
Universal Health Services, Inc., Class B	19,580	2,503,107
US Physical Therapy, Inc.	600	71,160
WellCare Health Plans, Inc.*	10,400	3,333,096

		187,344,077

Health Care Technology (0.2%)
Allscripts Healthcare Solutions, Inc.*	48,650	693,262
athenahealth, Inc.*	9,100	1,215,760
Castlight Health, Inc., Class B*	16,800	45,360
Cerner Corp.*	62,600	4,032,066
Evolent Health, Inc., Class A*	9,900	281,160
HMS Holdings Corp.*	22,500	738,225
Inovalon Holdings, Inc., Class A(x)*	26,100	262,305
Medidata Solutions, Inc.*	13,600	997,016
Omnicell, Inc.*	5,000	359,500
Tabula Rasa HealthCare, Inc.*	3,500	284,165
Teladoc Health, Inc.(x)*	10,700	923,945
Veeva Systems, Inc., Class A*	22,500	2,449,575

		12,282,339

Life Sciences Tools & Services (1.0%)
Accelerate Diagnostics, Inc.(x)*	7,900	181,305
Agilent Technologies, Inc.	69,630	4,911,700
Bio-Rad Laboratories, Inc., Class A*	5,100	1,596,249
Bio-Techne Corp.	7,850	1,602,264
Bruker Corp.	27,900	933,255
Cambrex Corp.*	6,600	451,440
Charles River Laboratories International, Inc.*	12,250	1,648,115
Illumina, Inc.*	31,000	11,378,860
IQVIA Holdings, Inc.*	34,180	4,434,513
Luminex Corp.	3,700	112,147
Medpace Holdings, Inc.*	6,300	377,433
Mettler-Toledo International, Inc.*	5,300	3,227,594
PerkinElmer, Inc.	22,400	2,178,848
PRA Health Sciences, Inc.*	10,600	1,168,014
QIAGEN NV*	57,007	2,159,425
Syneos Health, Inc.*	9,500	489,725
Thermo Fisher Scientific, Inc.	83,050	20,270,844
Waters Corp.*	18,000	3,504,240

		60,625,971

Pharmaceuticals (4.1%)
Aerie Pharmaceuticals, Inc.*	7,700	473,935
Akcea Therapeutics, Inc.(x)*	7,500	262,650
Akorn, Inc.*	36,900	478,962
Allergan plc	69,747	13,285,409
Amneal Pharmaceuticals, Inc.*	17,900	397,201
Bristol-Myers Squibb Co.	337,730	20,966,278
Catalent, Inc.*	27,600	1,257,180
Corcept Therapeutics, Inc.(x)*	24,800	347,696
Dermira, Inc.*	10,300	112,270
Eli Lilly & Co.	199,010	21,355,763
Endo International plc*	50,254	845,775
Horizon Pharma plc*	35,600	697,048
Innoviva, Inc.*	23,900	364,236
Intra-Cellular Therapies, Inc.*	7,100	154,070
Jazz Pharmaceuticals plc*	12,100	2,034,373
Johnson & Johnson	550,260	76,029,424
Lannett Co., Inc.(x)*	3,300	15,675
Mallinckrodt plc*	20,300	594,993
Medicines Co. (The)(x)*	11,200	334,992
Merck & Co., Inc.	543,090	38,526,805
Mylan NV*	105,050	3,844,830

See Notes to Portfolio of Investments.

8

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
MyoKardia, Inc.*	4,800	$312,960
Nektar Therapeutics*	31,600	1,926,336
Omeros Corp.(x)*	12,900	314,889
Pacira Pharmaceuticals, Inc.*	7,500	368,625
Perrigo Co. plc	28,300	2,003,640
Pfizer, Inc.	1,184,817	52,214,885
Phibro Animal Health Corp., Class A	3,800	163,020
Prestige Consumer Healthcare, Inc.*	9,900	375,111
Reata Pharmaceuticals, Inc., Class A*	3,400	277,984
Supernus Pharmaceuticals, Inc.*	7,300	367,555
TherapeuticsMD, Inc.(x)*	79,700	522,832
Theravance Biopharma, Inc.(x)*	6,600	215,622
Zoetis, Inc.	100,000	9,156,000
Zogenix, Inc.*	5,600	277,760

		250,876,784

Total Health Care		888,274,579

Industrials (10.3%)
Aerospace & Defense (2.5%)
Aerojet Rocketdyne Holdings, Inc.*	14,200	482,658
Aerovironment, Inc.*	4,500	504,765
Arconic, Inc.	98,716	2,172,739
Axon Enterprise, Inc.*	11,900	814,317
Boeing Co. (The)	110,500	41,094,950
BWX Technologies, Inc.	25,200	1,576,008
Cubic Corp.	2,000	146,100
Curtiss-Wright Corp.	9,200	1,264,264
Esterline Technologies Corp.*	5,100	463,845
General Dynamics Corp.	55,070	11,273,930
Harris Corp.	25,277	4,277,121
HEICO Corp.	10,141	939,158
HEICO Corp., Class A	18,945	1,430,348
Hexcel Corp.	21,200	1,421,460
Huntington Ingalls Industries, Inc.	10,500	2,688,840
KLX, Inc.*	13,730	861,969
L3 Technologies, Inc.	18,170	3,863,305
Lockheed Martin Corp.	50,560	17,491,738
Maxar Technologies Ltd.	6,600	218,262
Mercury Systems, Inc.*	10,200	564,264
Moog, Inc., Class A	6,600	567,402
Northrop Grumman Corp.	34,050	10,806,449
Raytheon Co.	59,290	12,252,871
Rockwell Collins, Inc.	36,265	5,094,145
Spirit AeroSystems Holdings, Inc., Class A	26,500	2,429,255
Teledyne Technologies, Inc.*	8,700	2,146,116
Textron, Inc.	52,900	3,780,763
TransDigm Group, Inc.*	9,850	3,667,155
Triumph Group, Inc.	5,200	121,160
United Technologies Corp.	153,440	21,452,446
Wesco Aircraft Holdings, Inc.*	3,500	39,375

		155,907,178

Air Freight & Logistics (0.6%)
Atlas Air Worldwide Holdings, Inc.*	2,900	184,875
CH Robinson Worldwide, Inc.	29,800	2,918,016
Expeditors International of Washington, Inc.	40,800	3,000,024
FedEx Corp.	51,950	12,509,040
Forward Air Corp.	2,000	143,400
Hub Group, Inc., Class A*	3,000	136,800
United Parcel Service, Inc., Class B	143,650	16,771,138
XPO Logistics, Inc.*	25,400	2,899,918

		38,563,211

Airlines (0.5%)
Alaska Air Group, Inc.	26,900	1,852,334
Allegiant Travel Co.	1,000	126,800
American Airlines Group, Inc.	86,600	3,579,178
Copa Holdings SA, Class A	7,800	622,752
Delta Air Lines, Inc.	130,150	7,526,575
Hawaiian Holdings, Inc.	11,300	453,130
JetBlue Airways Corp.*	69,900	1,353,264
SkyWest, Inc.	7,700	453,530
Southwest Airlines Co.	107,200	6,694,640
Spirit Airlines, Inc.*	17,100	803,187
United Continental Holdings, Inc.*	51,340	4,572,340

		28,037,730

Building Products (0.4%)
AAON, Inc.	4,300	162,540
Allegion plc	22,066	1,998,518
American Woodmark Corp.*	800	62,760
AO Smith Corp.	30,600	1,633,122
Apogee Enterprises, Inc.	300	12,396
Armstrong Flooring, Inc.*	1,350	24,435
Armstrong World Industries, Inc.*	10,400	723,840
Builders FirstSource, Inc.*	9,600	140,928
Fortune Brands Home & Security, Inc.	28,950	1,515,822
JELD-WEN Holding, Inc.*	8,800	217,008
Johnson Controls International plc	193,037	6,756,295
Lennox International, Inc.(x)	8,610	1,880,424
Masco Corp.	74,300	2,719,380
Masonite International Corp.*	2,800	179,480
Owens Corning	26,970	1,463,662
Simpson Manufacturing Co., Inc.	6,100	442,006
Trex Co., Inc.*	13,600	1,046,928
Universal Forest Products, Inc.	5,000	176,650
USG Corp.*	22,500	974,475

		22,130,669

Commercial Services & Supplies (0.5%)
ABM Industries, Inc.	3,000	96,750
ADT, Inc.(x)	49,800	467,622
Advanced Disposal Services, Inc.*	9,100	246,428
Brady Corp., Class A	7,200	315,000
Brink’s Co. (The)	10,300	718,425
Cimpress NV*	5,400	737,694
Cintas Corp.	19,000	3,758,390
Clean Harbors, Inc.*	16,200	1,159,596
Copart, Inc.*	41,900	2,159,107
Covanta Holding Corp.	21,800	354,250
Deluxe Corp.	11,000	626,340
Essendant, Inc.	5,100	65,382
Healthcare Services Group, Inc.(x)	21,900	889,578
Herman Miller, Inc.	9,400	360,960
HNI Corp.	10,600	468,944
KAR Auction Services, Inc.	27,700	1,653,413
Matthews International Corp., Class A	7,100	356,065
Mobile Mini, Inc.	7,900	346,415
MSA Safety, Inc.	5,900	627,996
Multi-Color Corp.	300	18,675
Pitney Bowes, Inc.	19,500	138,060
Republic Services, Inc.	47,435	3,446,627
Rollins, Inc.	21,000	1,274,490
RR Donnelley & Sons Co.	376	2,030
Steelcase, Inc., Class A	4,600	85,100
Stericycle, Inc.*	21,800	1,279,224
Tetra Tech, Inc.	13,600	928,880
UniFirst Corp.	3,500	607,775
Waste Management, Inc.	89,050	8,046,558

		31,235,774

Construction & Engineering (0.2%)
AECOM*	32,802	1,071,313
Comfort Systems USA, Inc.	1,700	95,880
Dycom Industries, Inc.*	6,100	516,060
EMCOR Group, Inc.	15,300	1,149,183
Fluor Corp.	36,560	2,124,136

See Notes to Portfolio of Investments.

9

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Granite Construction, Inc.	3,100	$141,670
Jacobs Engineering Group, Inc.	28,100	2,149,650
KBR, Inc.	48,800	1,031,144
MasTec, Inc.(x)*	14,700	656,355
Quanta Services, Inc.*	33,450	1,116,561
Valmont Industries, Inc.	4,800	664,800

		10,716,752

Electrical Equipment (0.6%)
Acuity Brands, Inc.	10,300	1,619,160
AMETEK, Inc.	47,775	3,779,958
Atkore International Group, Inc.*	100	2,653
Eaton Corp. plc	92,697	8,039,611
Emerson Electric Co.	128,510	9,841,296
EnerSys	13,300	1,158,829
Generac Holdings, Inc.*	14,600	823,586
GrafTech International Ltd.	23,000	448,730
Hubbell, Inc.	11,700	1,562,769
nVent Electric plc	35,987	977,407
Regal Beloit Corp.	13,900	1,146,055
Rockwell Automation, Inc.	25,000	4,688,000
Sensata Technologies Holding plc*	37,400	1,853,170
Vicor Corp.*	3,100	142,600

		36,083,824

Industrial Conglomerates (1.3%)
3M Co.	116,230	24,490,823
Carlisle Cos., Inc.	13,000	1,583,400
General Electric Co.	1,780,367	20,100,343
Honeywell International, Inc.	153,900	25,608,960
Roper Technologies, Inc.	21,450	6,353,705

		78,137,231

Machinery (1.9%)
Actuant Corp., Class A	4,900	136,710
AGCO Corp.	18,500	1,124,615
Albany International Corp., Class A	4,400	349,800
Allison Transmission Holdings, Inc.	32,000	1,664,320
Barnes Group, Inc.	15,200	1,079,656
Caterpillar, Inc.	119,210	18,178,333
Chart Industries, Inc.*	5,600	438,648
Colfax Corp.*	27,730	999,944
Crane Co.	11,400	1,121,190
Cummins, Inc.	33,860	4,945,930
Deere & Co.	66,640	10,017,991
Donaldson Co., Inc.	26,500	1,543,890
Dover Corp.	29,490	2,610,750
Evoqua Water Technologies Corp.(x)*	9,300	165,354
Flowserve Corp.	26,640	1,456,942
Fortive Corp.(x)	64,830	5,458,686
Franklin Electric Co., Inc.	8,700	411,075
Gardner Denver Holdings, Inc.*	20,900	592,306
Gates Industrial Corp. plc(x)*	11,300	220,350
Graco, Inc.	37,980	1,759,993
Harsco Corp.*	9,000	256,950
Hillenbrand, Inc.	9,800	512,540
IDEX Corp.	17,840	2,687,774
Illinois Tool Works, Inc.	69,710	9,837,475
Ingersoll-Rand plc	49,900	5,104,770
ITT, Inc.	19,525	1,196,102
John Bean Technologies Corp.	6,800	811,240
Kennametal, Inc.	26,190	1,140,836
Lincoln Electric Holdings, Inc.(x)	14,260	1,332,454
Manitowoc Co., Inc. (The)*	8,225	197,318
Meritor, Inc.*	3,900	75,504
Middleby Corp. (The)*	14,000	1,810,900
Mueller Industries, Inc.	14,700	426,006
Mueller Water Products, Inc., Class A	29,000	333,790
Navistar International Corp.*	13,000	500,500
Nordson Corp.	13,460	1,869,594
Oshkosh Corp.	16,900	1,203,956
PACCAR, Inc.	71,930	4,904,907
Parker-Hannifin Corp.	27,710	5,096,700
Pentair plc	35,987	1,560,036
Proto Labs, Inc.*	5,500	889,625
RBC Bearings, Inc.*	3,900	586,404
REV Group, Inc.(x)	200	3,140
Rexnord Corp.*	14,900	458,920
Snap-on, Inc.	12,100	2,221,560
SPX FLOW, Inc.*	3,900	202,800
Stanley Black & Decker, Inc.	33,335	4,881,577
Terex Corp.	19,930	795,406
Timken Co. (The)	21,240	1,058,814
Toro Co. (The)	26,880	1,611,994
Trinity Industries, Inc.	32,940	1,206,922
WABCO Holdings, Inc.*	12,370	1,458,918
Wabtec Corp.	20,000	2,097,600
Watts Water Technologies, Inc., Class A	3,200	265,600
Welbilt, Inc.*	46,900	979,272
Woodward, Inc.	14,630	1,182,982
Xylem, Inc.	39,450	3,150,872

		118,188,241

Marine (0.0%)
Kirby Corp.*	14,250	1,172,063
Matson, Inc.	1,480	58,667

		1,230,730

Professional Services (0.5%)
ASGN, Inc.*	13,500	1,065,555
CBIZ, Inc.*	25,020	592,974
CoStar Group, Inc.*	7,535	3,171,029
Dun & Bradstreet Corp. (The)	9,600	1,368,096
Equifax, Inc.	26,620	3,475,773
Exponent, Inc.	10,600	568,160
FTI Consulting, Inc.*	7,200	526,968
Huron Consulting Group, Inc.*	3,300	163,020
IHS Markit Ltd.*	86,500	4,667,540
Insperity, Inc.	7,600	896,420
Korn/Ferry International	8,800	433,312
ManpowerGroup, Inc.	15,180	1,304,873
Nielsen Holdings plc	78,000	2,157,480
Resources Connection, Inc.	16,950	281,370
Robert Half International, Inc.	27,260	1,918,559
TransUnion	37,800	2,781,324
TriNet Group, Inc.*	7,200	405,504
Verisk Analytics, Inc.*	35,500	4,279,525
WageWorks, Inc.*	7,100	303,525

		30,361,007

Road & Rail (1.0%)
AMERCO	1,400	499,310
Avis Budget Group, Inc.*	15,200	488,528
CSX Corp.	171,950	12,732,897
Genesee & Wyoming, Inc., Class A*	14,700	1,337,553
Heartland Express, Inc.	11,700	230,841
JB Hunt Transport Services, Inc.	18,850	2,242,019
Kansas City Southern	23,950	2,713,056
Knight-Swift Transportation Holdings, Inc.	30,935	1,066,639
Landstar System, Inc.	9,750	1,189,500
Norfolk Southern Corp.	59,770	10,788,485
Old Dominion Freight Line, Inc.	15,750	2,539,845
Ryder System, Inc.	11,300	825,691
Saia, Inc.*	2,500	191,125
Schneider National, Inc., Class B	9,200	229,816
Union Pacific Corp.	150,920	24,574,304
Werner Enterprises, Inc.	12,300	434,805

		62,084,414

See Notes to Portfolio of Investments.

10

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Trading Companies & Distributors (0.3%)
Air Lease Corp.	21,000	$963,480
Aircastle Ltd.	2,500	54,775
Applied Industrial Technologies, Inc.(x)	6,500	508,625
Beacon Roofing Supply, Inc.*	12,000	434,280
Fastenal Co.	62,000	3,597,240
GATX Corp.	10,700	926,513
HD Supply Holdings, Inc.*	41,500	1,775,785
Herc Holdings, Inc.*	2,200	112,640
Kaman Corp.	1,800	120,204
MRC Global, Inc.*	8,400	157,668
MSC Industrial Direct Co., Inc., Class A	12,200	1,074,942
Rush Enterprises, Inc., Class A	1,300	51,103
SiteOne Landscape Supply, Inc.*	6,700	504,778
Triton International Ltd.	7,200	239,544
United Rentals, Inc.*	17,922	2,932,039
Univar, Inc.*	22,900	702,114
Watsco, Inc.	7,310	1,301,911
WESCO International, Inc.*	8,220	505,119
WW Grainger, Inc.	9,350	3,341,784

		19,304,544

Transportation Infrastructure (0.0%)
Macquarie Infrastructure Corp.(x)	16,800	774,984

Total Industrials		632,756,289

Information Technology (20.5%)
Communications Equipment (1.2%)
Arista Networks, Inc.*	11,700	3,110,562
ARRIS International plc*	41,000	1,065,590
Ciena Corp.*	31,400	980,936
Cisco Systems, Inc.	960,470	46,726,865
CommScope Holding Co., Inc.*	42,200	1,298,072
EchoStar Corp., Class A*	9,100	421,967
F5 Networks, Inc.*	13,700	2,732,054
Finisar Corp.(x)*	24,800	472,440
Infinera Corp.(x)*	21,500	156,950
InterDigital, Inc.	7,000	560,000
Juniper Networks, Inc.	85,000	2,547,450
Lumentum Holdings, Inc.(x)*	11,170	669,642
Motorola Solutions, Inc.	33,021	4,297,353
NetScout Systems, Inc.*	17,800	449,450
Oclaro, Inc.*	46,800	418,392
Palo Alto Networks, Inc.*	18,100	4,077,206
Plantronics, Inc.	2,300	138,690
ViaSat, Inc.(x)*	12,200	780,190
Viavi Solutions, Inc.*	33,650	381,591

		71,285,400

Electronic Equipment, Instruments & Components (0.7%)
Amphenol Corp., Class A	60,840	5,720,177
Anixter International, Inc.*	4,500	316,350
Arrow Electronics, Inc.*	19,500	1,437,540
Avnet, Inc.	29,320	1,312,656
AVX Corp.	11,400	205,770
Belden, Inc.(x)	10,900	778,369
CDW Corp.	31,700	2,818,764
Cognex Corp.	38,200	2,132,324
Coherent, Inc.*	5,400	929,826
Corning, Inc.	168,190	5,937,107
Dolby Laboratories, Inc., Class A	12,700	888,619
Fitbit, Inc., Class A(x)*	63,600	340,260
FLIR Systems, Inc.	29,900	1,837,953
II-VI, Inc.*	13,300	629,090
Insight Enterprises, Inc.*	900	48,681
IPG Photonics Corp.*	9,100	1,420,237
Itron, Inc.*	4,810	308,802
Jabil, Inc.	47,200	1,278,176
Keysight Technologies, Inc.*	43,115	2,857,662
Knowles Corp.*	10,445	173,596
Littelfuse, Inc.	6,500	1,286,285
National Instruments Corp.	23,000	1,111,590
Novanta, Inc.*	6,600	451,440
Plexus Corp.*	4,000	234,040
Rogers Corp.*	3,900	574,548
Sanmina Corp.*	9,400	259,440
SYNNEX Corp.	7,200	609,840
Tech Data Corp.*	11,200	801,584
Trimble, Inc.*	61,000	2,651,060
TTM Technologies, Inc.*	12,400	197,284
Vishay Intertechnology, Inc.	31,800	647,130
Zebra Technologies Corp., Class A*	12,400	2,192,692

		42,388,892

IT Services (4.8%)
Accenture plc, Class A	132,800	22,602,560
Acxiom Holdings, Inc.*	11,800	583,038
Akamai Technologies, Inc.*	39,400	2,882,110
Alliance Data Systems Corp.	10,752	2,539,192
Amdocs Ltd.	30,310	1,999,854
Automatic Data Processing, Inc.	90,250	13,597,065
Black Knight, Inc.*	27,142	1,410,027
Booz Allen Hamilton Holding Corp.	26,700	1,325,121
Broadridge Financial Solutions, Inc.	25,110	3,313,264
CACI International, Inc., Class A*	6,000	1,104,900
Cardtronics plc, Class A*	6,300	199,332
Cognizant Technology Solutions Corp., Class A	123,500	9,528,025
Conduent, Inc.*	47,886	1,078,393
Convergys Corp.	12,400	294,376
CoreLogic, Inc.*	17,100	844,911
DXC Technology Co.	61,096	5,713,698
EPAM Systems, Inc.*	11,900	1,638,630
Euronet Worldwide, Inc.*	14,700	1,473,234
ExlService Holdings, Inc.*	4,000	264,800
Fidelity National Information Services, Inc.	71,425	7,790,325
First Data Corp., Class A*	110,900	2,713,723
Fiserv, Inc.*	87,300	7,191,774
FleetCor Technologies, Inc.*	19,100	4,351,744
Gartner, Inc.*	18,678	2,960,463
Genpact Ltd.	41,700	1,276,437
Global Payments, Inc.	34,252	4,363,705
GoDaddy, Inc., Class A*	30,900	2,576,751
GTT Communications, Inc.(x)*	5,400	234,360
International Business Machines Corp.	189,731	28,689,224
Jack Henry & Associates, Inc.	18,030	2,886,242
Leidos Holdings, Inc.	30,737	2,125,771
ManTech International Corp., Class A	3,600	227,880
Mastercard, Inc., Class A	187,400	41,717,114
MAXIMUS, Inc.	16,800	1,093,008
Okta, Inc.*	17,700	1,245,372
Paychex, Inc.	69,010	5,082,586
PayPal Holdings, Inc.*	245,370	21,553,301
Perspecta, Inc.	30,548	785,694
Sabre Corp.	48,600	1,267,488
Science Applications International Corp.	12,021	968,893
Square, Inc., Class A*	59,000	5,841,590
Switch, Inc., Class A(x)	20,240	218,592
Teradata Corp.*	25,960	978,952
Total System Services, Inc.	37,800	3,732,372
Travelport Worldwide Ltd.	17,100	288,477
TTEC Holdings, Inc.	10,050	260,295
Twilio, Inc., Class A*	14,600	1,259,688

See Notes to Portfolio of Investments.

11

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
VeriSign, Inc.*	21,750	$3,482,610
Visa, Inc., Class A	365,100	54,797,859
Western Union Co. (The)	115,560	2,202,574
WEX, Inc.*	10,100	2,027,676
Worldpay, Inc.*	61,855	6,264,056

		294,849,126

Semiconductors & Semiconductor Equipment (3.7%)
Advanced Energy Industries, Inc.*	5,400	278,910
Advanced Micro Devices, Inc.*	187,400	5,788,786
Amkor Technology, Inc.*	25,800	190,662
Analog Devices, Inc.	76,227	7,047,948
Applied Materials, Inc.	215,120	8,314,388
Broadcom, Inc.	89,080	21,978,708
Brooks Automation, Inc.	14,200	497,426
Cabot Microelectronics Corp.	5,400	557,118
Cirrus Logic, Inc.*	15,300	590,580
Cree, Inc.(x)*	20,400	772,548
Cypress Semiconductor Corp.	76,746	1,112,050
Diodes, Inc.*	100	3,329
Entegris, Inc.	32,940	953,613
First Solar, Inc.*	17,400	842,508
Integrated Device Technology, Inc.*	34,800	1,635,948
Intel Corp.	941,790	44,537,249
KLA-Tencor Corp.	34,680	3,527,303
Lam Research Corp.	33,875	5,138,838
MACOM Technology Solutions Holdings, Inc.(x)*	12,000	247,200
Marvell Technology Group Ltd.	112,293	2,167,255
Maxim Integrated Products, Inc.	59,550	3,358,025
MaxLinear, Inc.*	200	3,976
Microchip Technology, Inc.(x)	51,420	4,057,552
Micron Technology, Inc.*	238,950	10,807,709
MKS Instruments, Inc.	13,200	1,057,980
Monolithic Power Systems, Inc.	9,900	1,242,747
NVIDIA Corp.	119,260	33,514,445
NXP Semiconductors NV*	73,700	6,301,350
ON Semiconductor Corp.*	90,600	1,669,758
Power Integrations, Inc.	4,200	265,440
Qorvo, Inc.*	28,417	2,184,983
QUALCOMM, Inc.	305,180	21,982,115
Rambus, Inc.*	400	4,364
Semtech Corp.*	13,600	756,160
Silicon Laboratories, Inc.*	8,740	802,332
Skyworks Solutions, Inc.	39,100	3,546,761
Synaptics, Inc.*	8,700	396,894
Teradyne, Inc.	45,810	1,694,054
Texas Instruments, Inc.	202,290	21,703,694
Universal Display Corp.(x)	10,000	1,179,000
Veeco Instruments, Inc.*	4,400	45,100
Versum Materials, Inc.	22,990	827,870
Xilinx, Inc.	54,300	4,353,231
Xperi Corp.	5,200	77,220

		228,015,127

Software (6.1%)
2U, Inc.*	9,600	721,824
8x8, Inc.*	8,400	178,500
ACI Worldwide, Inc.*	37,500	1,055,250
Adobe Systems, Inc.*	101,520	27,405,324
Alarm.com Holdings, Inc.(x)*	4,800	275,520
Altair Engineering, Inc., Class A*	5,900	256,355
Alteryx, Inc., Class A(x)*	8,000	457,680
ANSYS, Inc.*	19,500	3,640,260
Appfolio, Inc., Class A*	500	39,200
Aspen Technology, Inc.*	15,200	1,731,432
Atlassian Corp. plc, Class A*	18,700	1,797,818
Autodesk, Inc.*	44,750	6,985,922
Avaya Holdings Corp.*	13,200	292,248
Blackbaud, Inc.	13,000	1,319,240
Blackline, Inc.*	5,800	327,526
Bottomline Technologies DE, Inc.*	8,200	596,222
Box, Inc., Class A*	26,100	624,051
CA, Inc.	65,450	2,889,617
Cadence Design Systems, Inc.*	57,130	2,589,132
Carbon Black, Inc.(x)*	7,800	165,204
CDK Global, Inc.	27,450	1,717,272
Ceridian HCM Holding, Inc.(x)*	6,500	273,195
Cision Ltd.*	3,900	65,520
Citrix Systems, Inc.*	27,950	3,106,922
Cloudera, Inc.*	28,000	494,200
CommVault Systems, Inc.*	8,100	567,000
Cornerstone OnDemand, Inc.*	11,300	641,275
Coupa Software, Inc.*	10,900	862,190
Dell Technologies, Inc., Class V*	44,769	4,347,965
DocuSign, Inc.(x)*	7,600	399,532
Ebix, Inc.(x)	4,600	364,090
Ellie Mae, Inc.*	7,200	682,344
Envestnet, Inc.*	5,200	316,940
Fair Isaac Corp.*	5,800	1,325,590
FireEye, Inc.(x)*	33,600	571,200
Five9, Inc.*	9,500	415,055
Fortinet, Inc.*	30,700	2,832,689
Guidewire Software, Inc.*	17,000	1,717,170
HubSpot, Inc.*	7,400	1,117,030
Imperva, Inc.*	6,600	306,570
Intuit, Inc.	50,550	11,495,070
j2 Global, Inc.	14,600	1,209,610
LogMeIn, Inc.	10,804	962,636
Manhattan Associates, Inc.*	17,700	966,420
Microsoft Corp.	1,547,750	177,016,168
MicroStrategy, Inc., Class A*	1,500	210,930
MINDBODY, Inc., Class A*	6,700	272,355
New Relic, Inc.*	9,100	857,493
NextGen Healthcare Information Systems LLC*	13,700	275,096
Nuance Communications, Inc.*	60,290	1,044,223
Nutanix, Inc., Class A*	22,800	974,016
Oracle Corp.	571,612	29,472,315
Paycom Software, Inc.(x)*	10,000	1,554,100
Paylocity Holding Corp.*	2,900	232,928
Pegasystems, Inc.	4,500	281,700
Pluralsight, Inc., Class A*	4,919	157,408
Progress Software Corp.	6,000	211,740
Proofpoint, Inc.*	9,200	978,236
PTC, Inc.*	25,750	2,734,393
Q2 Holdings, Inc.*	7,900	478,345
Qualys, Inc.*	6,700	596,970
RealPage, Inc.*	12,100	797,390
Red Hat, Inc.*	37,600	5,124,128
RingCentral, Inc., Class A*	12,900	1,200,345
SailPoint Technologies Holding, Inc.*	9,500	323,190
salesforce.com, Inc.*	145,460	23,132,504
ServiceNow, Inc.*	37,500	7,336,125
Splunk, Inc.*	29,100	3,518,481
SS&C Technologies Holdings, Inc.	39,200	2,227,736
Symantec Corp.	144,190	3,068,363
Synopsys, Inc.*	32,520	3,206,797
Tableau Software, Inc., Class A*	12,100	1,352,054
TiVo Corp.	19,836	246,958
Trade Desk, Inc. (The), Class A(x)*	6,500	980,915
Tyler Technologies, Inc.*	7,300	1,788,938
Ultimate Software Group, Inc. (The)*	6,600	2,126,454
Varonis Systems, Inc.*	3,700	271,025
Verint Systems, Inc.*	14,800	741,480
VMware, Inc., Class A*	14,200	2,216,052
Workday, Inc., Class A*	30,000	4,379,400

See Notes to Portfolio of Investments.

12

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Yext, Inc.*	15,000	$355,500
Zendesk, Inc.*	18,200	1,292,200

		373,140,261

Technology Hardware, Storage & Peripherals (4.0%)
3D Systems Corp.(x)*	23,700	447,930
Apple, Inc.	986,154	222,614,404
Diebold Nixdorf, Inc.(x)	16,550	74,475
Hewlett Packard Enterprise Co.	330,132	5,384,453
HP, Inc.	328,732	8,471,424
NCR Corp.*	31,200	886,392
NetApp, Inc.	53,450	4,590,820
Pure Storage, Inc., Class A*	33,900	879,705
Western Digital Corp.	62,378	3,651,608
Xerox Corp.	59,857	1,614,942

		248,616,153

Total Information Technology		1,258,294,959

Materials (2.8%)
Chemicals (1.9%)
Air Products & Chemicals, Inc.	45,980	7,680,959
Albemarle Corp.(x)	26,276	2,621,819
Ashland Global Holdings, Inc.	17,264	1,447,759
Axalta Coating Systems Ltd.*	47,000	1,370,520
Balchem Corp.	5,700	638,913
Cabot Corp.	11,900	746,368
Celanese Corp.	31,100	3,545,400
CF Industries Holdings, Inc.	47,210	2,570,113
Chemours Co. (The)	42,328	1,669,416
DowDuPont, Inc.	477,931	30,735,743
Eastman Chemical Co.	33,528	3,209,300
Ecolab, Inc.	52,388	8,213,391
FMC Corp.	30,700	2,676,426
HB Fuller Co.	16,100	831,887
Huntsman Corp.	40,900	1,113,707
Ingevity Corp.*	10,555	1,075,343
International Flavors & Fragrances, Inc.	18,700	2,601,544
LyondellBasell Industries NV, Class A	65,100	6,673,401
Minerals Technologies, Inc.	7,200	486,720
Mosaic Co. (The)	70,630	2,294,062
NewMarket Corp.	2,200	892,122
Olin Corp.	39,500	1,014,360
Platform Specialty Products Corp.*	46,100	574,867
PolyOne Corp.	19,600	856,912
PPG Industries, Inc.	50,800	5,543,804
Praxair, Inc.	60,800	9,772,384
Quaker Chemical Corp.	2,600	525,746
RPM International, Inc.	28,950	1,880,013
Scotts Miracle-Gro Co. (The)	11,900	936,887
Sensient Technologies Corp.	12,500	956,375
Sherwin-Williams Co. (The)	17,000	7,738,570
Trinseo SA	9,700	759,510
Valvoline, Inc.	47,788	1,027,920
Westlake Chemical Corp.	7,600	631,636
WR Grace & Co.	17,500	1,250,550

		116,564,447

Construction Materials (0.1%)
Eagle Materials, Inc.	10,100	860,924
Martin Marietta Materials, Inc.	14,830	2,698,318
Vulcan Materials Co.	29,600	3,291,520

		6,850,762

Containers & Packaging (0.4%)
AptarGroup, Inc.	14,600	1,573,004
Avery Dennison Corp.	20,850	2,259,097
Ball Corp.	69,000	3,035,310
Bemis Co., Inc.	20,900	1,015,740
Berry Global Group, Inc.*	28,100	1,359,759
Crown Holdings, Inc.(x)*	28,950	1,389,600
Graphic Packaging Holding Co.	85,200	1,193,652
International Paper Co.	88,450	4,347,317
Owens-Illinois, Inc.*	46,650	876,554
Packaging Corp. of America	21,400	2,347,366
Sealed Air Corp.	36,160	1,451,824
Sonoco Products Co.	23,760	1,318,680
WestRock Co.	54,932	2,935,566

		25,103,469

Metals & Mining (0.4%)
Alcoa Corp.*	40,805	1,648,522
Allegheny Technologies, Inc.*	26,800	791,940
Carpenter Technology Corp.	6,500	383,175
Cleveland-Cliffs, Inc.*	61,800	782,388
Commercial Metals Co.	24,800	508,896
Freeport-McMoRan, Inc.	290,694	4,046,461
Newmont Mining Corp.	117,200	3,539,440
Nucor Corp.	70,320	4,461,804
Reliance Steel & Aluminum Co.	16,300	1,390,227
Royal Gold, Inc.	12,900	994,074
Southern Copper Corp.	19,344	834,500
Steel Dynamics, Inc.	55,100	2,489,969
United States Steel Corp.	34,200	1,042,416

		22,913,812

Paper & Forest Products (0.0%)
Domtar Corp.	18,480	964,102
KapStone Paper and Packaging Corp.	18,300	620,553
Louisiana-Pacific Corp.	42,500	1,125,825

		2,710,480

Total Materials		174,142,970

Real Estate (3.5%)
Equity Real Estate Investment Trusts (REITs) (3.4%)
Acadia Realty Trust (REIT)	15,100	423,253
Agree Realty Corp. (REIT)	1,500	79,680
Alexander’s, Inc. (REIT)	300	102,990
Alexandria Real Estate Equities, Inc. (REIT)	21,080	2,651,653
American Campus Communities, Inc. (REIT)	28,300	1,164,828
American Homes 4 Rent (REIT), Class A	47,500	1,039,775
American Tower Corp. (REIT)	89,200	12,960,760
Americold Realty Trust (REIT)(x)	20,200	505,404
Apartment Investment & Management Co. (REIT), Class A	31,988	1,411,630
Apple Hospitality REIT, Inc. (REIT)	45,300	792,297
Ashford Hospitality Trust, Inc. (REIT)	8,411	53,746
AvalonBay Communities, Inc. (REIT)	28,349	5,135,421
Boston Properties, Inc. (REIT)	32,370	3,984,423
Brandywine Realty Trust (REIT)	51,000	801,720
Brixmor Property Group, Inc. (REIT)	67,400	1,180,174
Brookfield Property REIT, Inc. (REIT), Class A	54,447	1,139,576
Camden Property Trust (REIT)	20,180	1,888,243
CareTrust REIT, Inc. (REIT)(x)	1,200	21,252
CatchMark Timber Trust, Inc. (REIT), Class A	800	9,144
Chatham Lodging Trust (REIT)(x)	100	2,089
Chesapeake Lodging Trust (REIT)	5,500	176,385
Colony Capital, Inc. (REIT)	122,986	748,985
Columbia Property Trust, Inc. (REIT)	32,600	770,664
CoreCivic, Inc. (REIT)	26,900	654,477
CorePoint Lodging, Inc. (REIT)	5,700	110,865
CoreSite Realty Corp. (REIT)	7,800	866,892

See Notes to Portfolio of Investments.

13

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Corporate Office Properties Trust (REIT)	24,809	$740,052
Cousins Properties, Inc. (REIT)	74,207	659,700
Crown Castle International Corp. (REIT)	83,950	9,346,154
CubeSmart (REIT)	39,700	1,132,641
CyrusOne, Inc. (REIT)	20,200	1,280,680
DDR Corp. (REIT)	42,354	567,120
DiamondRock Hospitality Co. (REIT)	28,700	334,929
Digital Realty Trust, Inc. (REIT)	42,672	4,799,747
Douglas Emmett, Inc. (REIT)	37,000	1,395,640
Duke Realty Corp. (REIT)	84,800	2,405,776
EastGroup Properties, Inc. (REIT)(x)	10,300	984,886
Empire State Realty Trust, Inc. (REIT), Class A	27,100	450,131
EPR Properties (REIT)	14,840	1,015,204
Equinix, Inc. (REIT)	16,838	7,289,002
Equity Commonwealth (REIT)*	33,000	1,058,970
Equity LifeStyle Properties, Inc. (REIT)	21,800	2,102,610
Equity Residential (REIT)	73,487	4,869,249
Essex Property Trust, Inc. (REIT)	14,177	3,497,608
Extra Space Storage, Inc. (REIT)	28,300	2,451,912
Federal Realty Investment Trust (REIT)	17,380	2,198,049
First Industrial Realty Trust, Inc. (REIT)	29,500	926,300
Forest City Realty Trust, Inc. (REIT), Class A	50,700	1,272,063
Four Corners Property Trust, Inc. (REIT)	346	8,889
Gaming and Leisure Properties, Inc. (REIT)	43,225	1,523,681
GEO Group, Inc. (The) (REIT)	25,500	641,580
Gramercy Property Trust (REIT)	33,066	907,331
HCP, Inc. (REIT)	96,297	2,534,537
Healthcare Realty Trust, Inc. (REIT)	23,600	690,536
Healthcare Trust of America, Inc. (REIT), Class A	43,400	1,157,478
Hersha Hospitality Trust (REIT)	300	6,801
Highwoods Properties, Inc. (REIT)	29,530	1,395,588
Hospitality Properties Trust (REIT)	43,400	1,251,656
Host Hotels & Resorts, Inc. (REIT)	149,413	3,152,614
Hudson Pacific Properties, Inc. (REIT)	34,500	1,128,840
Investors Real Estate Trust (REIT)	2,600	15,548
Invitation Homes, Inc. (REIT)	63,116	1,445,988
Iron Mountain, Inc. (REIT)	56,801	1,960,771
JBG SMITH Properties (REIT)	20,173	742,972
Kilroy Realty Corp. (REIT)	21,800	1,562,842
Kimco Realty Corp. (REIT)	101,522	1,699,478
Lamar Advertising Co. (REIT), Class A	21,400	1,664,920
LaSalle Hotel Properties (REIT)	26,100	902,799
Lexington Realty Trust (REIT)	34,200	283,860
Liberty Property Trust (REIT)	38,452	1,624,597
Life Storage, Inc. (REIT)	9,300	884,988
Macerich Co. (The) (REIT)	33,684	1,862,388
Medical Properties Trust, Inc. (REIT)	67,300	1,003,443
Mid-America Apartment Communities, Inc. (REIT)	25,638	2,568,415
Monmouth Real Estate Investment Corp. (REIT)	500	8,360
National Health Investors, Inc. (REIT)	7,000	529,130
National Retail Properties, Inc. (REIT)	38,290	1,716,158
New Senior Investment Group, Inc. (REIT)	600	3,540
NorthStar Realty Europe Corp. (REIT)	1,875	26,550
Omega Healthcare Investors, Inc. (REIT)(x)	44,440	1,456,299
One Liberty Properties, Inc. (REIT)	400	11,112
Outfront Media, Inc. (REIT)	34,770	693,662
Paramount Group, Inc. (REIT)(x)	37,600	567,384
Park Hotels & Resorts, Inc. (REIT)	37,553	1,232,489
Pebblebrook Hotel Trust (REIT)(x)	15,900	578,283
Physicians Realty Trust (REIT)	38,100	642,366
Piedmont Office Realty Trust, Inc. (REIT), Class A	34,400	651,192
PotlatchDeltic Corp. (REIT)	12,600	515,970
Prologis, Inc. (REIT)	132,671	8,993,767
PS Business Parks, Inc. (REIT)	3,300	419,397
Public Storage (REIT)	32,302	6,513,052
QTS Realty Trust, Inc. (REIT), Class A	8,400	358,428
Rayonier, Inc. (REIT)	27,025	913,715
Realty Income Corp. (REIT)	60,028	3,414,993
Regency Centers Corp. (REIT)	33,306	2,153,899
Retail Opportunity Investments Corp. (REIT)	21,200	395,804
Retail Properties of America, Inc. (REIT), Class A	61,600	750,904
Retail Value, Inc. (REIT)*	4,235	138,442
Rexford Industrial Realty, Inc. (REIT)	18,400	588,064
RLJ Lodging Trust (REIT)	33,200	731,396
Ryman Hospitality Properties, Inc. (REIT)	10,751	926,414
Sabra Health Care REIT, Inc. (REIT)	34,657	801,270
Saul Centers, Inc. (REIT)	100	5,600
SBA Communications Corp. (REIT)*	23,200	3,726,616
Senior Housing Properties Trust (REIT)	54,290	953,332
Simon Property Group, Inc. (REIT)	64,659	11,428,478
SL Green Realty Corp. (REIT)	19,000	1,853,070
Spirit MTA REIT (REIT)	10,466	120,568
Spirit Realty Capital, Inc. (REIT)	104,667	843,616
STAG Industrial, Inc. (REIT)	18,400	506,000
STORE Capital Corp. (REIT)	35,400	983,766
Sun Communities, Inc. (REIT)	15,200	1,543,408
Sunstone Hotel Investors, Inc. (REIT)	55,458	907,293
Tanger Factory Outlet Centers, Inc. (REIT)(x)	17,000	388,960
Taubman Centers, Inc. (REIT)	14,800	885,484
Terreno Realty Corp. (REIT)	5,900	222,430
UDR, Inc. (REIT)	62,836	2,540,460
Uniti Group, Inc. (REIT)	31,402	632,750
Universal Health Realty Income Trust (REIT)	100	7,441
Urban Edge Properties (REIT)	13,023	287,548
Urstadt Biddle Properties, Inc. (REIT), Class A	700	14,903
Ventas, Inc. (REIT)	78,079	4,245,936
VEREIT, Inc. (REIT)	236,500	1,716,990
VICI Properties, Inc. (REIT)	75,500	1,632,310
Vornado Realty Trust (REIT)	40,347	2,945,331
Washington REIT (REIT)	9,570	293,321
Weingarten Realty Investors (REIT)	36,986	1,100,703
Welltower, Inc. (REIT)	75,917	4,882,981
Weyerhaeuser Co. (REIT)	161,735	5,219,188
WP Carey, Inc. (REIT)	25,900	1,665,629

See Notes to Portfolio of Investments.

14

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Xenia Hotels & Resorts, Inc. (REIT)	18,300	$433,710

		209,797,151

Real Estate Management & Development (0.1%)
CBRE Group, Inc., Class A*	64,950	2,864,295
Cushman & Wakefield plc(x)*	11,400	193,686
Forestar Group, Inc.(x)*	186	3,943
HFF, Inc., Class A	100	4,248
Howard Hughes Corp. (The)*	7,500	931,650
Jones Lang LaSalle, Inc.	9,500	1,371,040
Kennedy-Wilson Holdings, Inc.	25,100	539,650
Marcus & Millichap, Inc.*	400	13,884
Newmark Group, Inc., Class A	8,600	96,234
Realogy Holdings Corp.(x)	34,100	703,824
RMR Group, Inc. (The), Class A	2,271	210,749
Tejon Ranch Co.*	400	8,684

		6,941,887

Total Real Estate		216,739,038

Utilities (2.8%)
Electric Utilities (1.6%)
ALLETE, Inc.	10,500	787,605
Alliant Energy Corp.	53,800	2,290,266
American Electric Power Co., Inc.	101,770	7,213,457
Avangrid, Inc.	8,900	426,577
Duke Energy Corp.	146,085	11,689,722
Edison International	64,060	4,335,581
El Paso Electric Co.	8,300	474,760
Entergy Corp.	39,100	3,172,183
Evergy, Inc.	56,077	3,079,749
Eversource Energy	66,209	4,067,881
Exelon Corp.	204,056	8,909,085
FirstEnergy Corp.	98,404	3,657,677
Hawaiian Electric Industries, Inc.	20,500	729,595
IDACORP, Inc.	11,450	1,136,183
NextEra Energy, Inc.	95,850	16,064,460
OGE Energy Corp.	48,600	1,765,152
PG&E Corp.*	110,220	5,071,222
Pinnacle West Capital Corp.	26,000	2,058,680
PNM Resources, Inc.	15,200	599,640
Portland General Electric Co.	21,000	957,810
PPL Corp.	144,950	4,241,237
Southern Co. (The)	213,550	9,310,780
Xcel Energy, Inc.	101,680	4,800,313

		96,839,615

Gas Utilities (0.2%)
Atmos Energy Corp.	25,200	2,366,532
National Fuel Gas Co.	21,100	1,182,866
New Jersey Resources Corp.	19,600	903,560
ONE Gas, Inc.	14,125	1,162,205
South Jersey Industries, Inc.	16,700	589,009
Southwest Gas Holdings, Inc.	9,900	782,397
Spire, Inc.	11,200	823,760
UGI Corp.	39,575	2,195,621

		10,005,950

Independent Power and Renewable Electricity Producers (0.1%)
AES Corp.	153,695	2,151,730
NRG Energy, Inc.	65,821	2,461,705
Ormat Technologies, Inc.	700	37,877
Vistra Energy Corp.*	84,500	2,102,360

		6,753,672

Multi-Utilities (0.8%)
Ameren Corp.	47,700	3,015,594
Avista Corp.	10,300	520,768
Black Hills Corp.	9,700	563,473
CenterPoint Energy, Inc.	90,050	2,489,882
CMS Energy Corp.	61,100	2,993,900
Consolidated Edison, Inc.	66,800	5,089,492
Dominion Energy, Inc.	132,250	9,294,530
DTE Energy Co.	37,800	4,125,114
MDU Resources Group, Inc.	48,250	1,239,543
NiSource, Inc.	79,300	1,976,156
NorthWestern Corp.	8,700	510,342
Public Service Enterprise Group, Inc.	109,600	5,785,784
SCANA Corp.	30,650	1,191,979
Sempra Energy	54,290	6,175,488
Vectren Corp.	18,000	1,286,820
WEC Energy Group, Inc.	62,998	4,205,746

		50,464,611

Water Utilities (0.1%)
American Water Works Co., Inc.	38,300	3,369,251
Aqua America, Inc.	36,362	1,341,758

		4,711,009

Total Utilities		168,774,857

Total Common Stocks (99.0%) (Cost $2,422,417,383)		6,065,208,082

	Number of Rights	Value (Note 1)
RIGHTS:
Communication Services (0.0%)
Media (0.0%)
Media General, Inc., CVR(r)* (Cost $5,905)	25,400	—

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Repurchase Agreements (1.1%)
Citigroup Global Markets, Inc., 2.44%, dated 9/28/18, due 10/5/18, repurchase price $8,834,189, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 1.625%-2.250%, maturing 11/30/19-11/15/27; total market value $9,309,346.(xx)	$8,830,000	8,830,000
Deutsche Bank Securities, Inc., 2.26%, dated 9/28/18, due 10/1/18, repurchase price $2,859,520, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 5/15/19-8/15/47; total market value $2,916,161.(xx)	2,858,981	2,858,981
ING Bank NV, 2.42%, dated 9/28/18, due 10/1/18, repurchase price $9,301,876, collateralized by various Common Stocks; total market value $10,334,587.(xx)	9,300,000	9,300,000
Natwest Markets Securities, Inc., 2.14%, dated 9/25/18, due 10/2/18, repurchase price $2,000,476, collateralized by various U.S. Government Treasury Securities, ranging from 1.375%-2.125%, maturing 10/31/20-11/15/26; total market value $2,040,728.(xx)	2,000,000	2,000,000

See Notes to Portfolio of Investments.

15

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

	Principal Amount	Value (Note 1)
Natwest Markets Securities, Inc., 2.19%, dated 9/28/18, due 10/5/18, repurchase price $2,000,852, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-3.375%, maturing 2/15/19-5/15/44; total market value $2,040,373.(xx)	$2,000,000	$2,000,000
Natwest Markets Securities, Inc., 2.25%, dated 9/28/18, due 10/1/18, repurchase price $1,000,188, collateralized by various U.S. Government Treasury Securities, ranging from 1.375%-2.875%, maturing 5/31/19-11/15/26; total market value $1,020,192.(xx)	1,000,000	1,000,000
NBC Global Finance Ltd., 2.34%, dated 9/28/18, due 10/1/18, repurchase price $4,100,800, collateralized by various Common Stocks; total market value $4,561,886.(xx)	4,100,000	4,100,000
NBC Global Finance Ltd., 2.37%, dated 9/28/18, due 10/5/18, repurchase price $8,033,700, collateralized by various Common Stocks; total market value $8,935,335.(xx)	8,030,000	8,030,000
Societe Generale SA, 2.19%, dated 9/28/18, due 10/5/18, repurchase price $12,005,110, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.125%, maturing 11/8/18-11/15/45; total market value $12,240,000.(xx)	12,000,000	12,000,000
Societe Generale SA, 2.34%, dated 9/28/18, due 10/5/18, repurchase price $4,001,820, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.000%-4.250%, maturing 2/7/19-2/15/47; total market value $4,442,594.(xx)	4,000,000	4,000,000
Societe Generale SA, 2.31%, dated 9/28/18, due 10/1/18, repurchase price $2,000,385, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.000%-4.250%, maturing 2/7/19-2/15/47; total market value $2,221,297.(xx)	2,000,000	2,000,000
Societe Generale SA, 2.34%, dated 9/28/18, due 10/5/18, repurchase price $10,004,550, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.000%-4.250%, maturing 2/7/19-2/15/47; total market value $11,106,484.(xx)	10,000,000	10,000,000

Total Repurchase Agreements		66,118,981

Total Short-Term Investments (1.1%) (Cost $66,118,981)		66,118,981

Total Investments in Securities (100.1%) (Cost $2,488,542,269)		6,131,327,063
Other Assets Less Liabilities (-0.1%)		(4,843,496)

Net Assets (100%)		$6,126,483,567

*	Non-income producing.

#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $26,016,120.

(r)	Value determined using significant unobservable inputs.

(x)	All or a portion of security is on loan at September 30, 2018.

(xx)

At September 30, 2018, the Portfolio had loaned securities with a total value of $73,021,020. This was secured by cash collateral of $66,118,981 which was subsequently invested in joint repurchase agreements with a total value of $66,118,981, for which the Portfolio has a proportionate interest as reported in the Portfolio of Investments as Repurchase Agreements, and $9,873,097 collateralized by various U.S. Government Treasury Securities, ranging from 0.000% - 8.750%, maturing 10/4/18-2/15/48.

Glossary:

CVR — Contingent Value Right

USD — United States Dollar

See Notes to Portfolio of Investments.

16

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

Futures contracts outstanding as of September 30, 2018 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Russell 2000 E-Mini Index	85	12/2018	USD	7,228,400	(39,995)
S&P 500 E-Mini Index	346	12/2018	USD	50,498,700	247,925

					207,930

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2018:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Communication Services	$512,464,400	$—	$—		$512,464,400
Consumer Discretionary	667,052,816	—	—		667,052,816
Consumer Staples	366,547,255	—	—		366,547,255
Energy	347,563,963	—	—		347,563,963
Financials	832,596,956	—	—		832,596,956
Health Care	888,274,579	—	—		888,274,579
Industrials	632,756,289	—	—		632,756,289
Information Technology	1,258,294,959	—	—		1,258,294,959
Materials	174,142,970	—	—		174,142,970
Real Estate	216,739,038	—	—		216,739,038
Utilities	168,774,857	—	—		168,774,857
Futures	247,925	—	—		247,925
Rights
Communication Services	—	—	—	(a)	— (a)
Short-Term Investments
Repurchase Agreements	—	66,118,981	—		66,118,981

Total Assets	$6,065,456,007	$66,118,981	$—		$6,131,574,988

Liabilities:
Futures	$(39,995)	$—	$—		$(39,995)

Total Liabilities	$(39,995)	$—	$—		$(39,995)

Total	$6,065,416,012	$66,118,981	$—		$6,131,534,993

(a)	Value is zero.

There were no transfers between Levels 1, 2 or 3 during the nine months ended September 30, 2018.

As of September 30, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$3,877,907,414
Aggregate gross unrealized depreciation	(262,662,055)

Net unrealized appreciation	$3,615,245,359

Federal income tax cost of investments in securities and derivative instruments, if applicable	$2,516,289,634

See Notes to Portfolio of Investments.

17

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2018 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed Securities (0.0%)
American Airlines Pass-Through Trust,
Series 2013-2 A
4.950%, 1/15/23	$1,332,797	$1,362,385
Series 2015-1 A
3.375%, 5/1/27	2,560,060	2,455,865
Series 2017-2 AA
3.350%, 10/15/29	350,000	333,585

Total Asset-Backed Securities		4,151,835

Corporate Bonds (34.8%)
Communication Services (1.8%)
Diversified Telecommunication Services (0.8%)
AT&T, Inc.
5.875%, 10/1/19	800,000	822,547
3.200%, 3/1/22	835,000	822,728
3.800%, 3/1/24	1,000,000	986,647
4.450%, 4/1/24	1,500,000	1,526,219
3.950%, 1/15/25	1,000,000	985,009
3.400%, 5/15/25	4,000,000	3,808,406
4.125%, 2/17/26	2,750,000	2,717,438
4.250%, 3/1/27	2,500,000	2,466,030
4.100%, 2/15/28§	9,453,000	9,175,106
4.300%, 2/15/30§	8,159,000	7,868,668
Emirates Telecommunications Group Co. PJSC
3.500%, 6/18/24(m)	1,000,000	980,000
Orange SA
1.625%, 11/3/19	1,000,000	984,800
4.125%, 9/14/21	1,000,000	1,017,341
Telefonica Emisiones SAU
5.134%, 4/27/20	629,000	646,513
5.462%, 2/16/21	2,456,000	2,562,883
4.570%, 4/27/23	500,000	513,526
4.103%, 3/8/27	440,000	422,853
Telefonos de Mexico SAB de CV
5.500%, 11/15/19	600,000	612,708
TELUS Corp.
2.800%, 2/16/27	400,000	363,527
Verizon Communications, Inc.
3.500%, 11/1/24	1,750,000	1,717,205
3.376%, 2/15/25	1,000,000	970,400
2.625%, 8/15/26	2,265,000	2,049,790
4.125%, 3/16/27	2,250,000	2,259,380
4.329%, 9/21/28§	17,738,000	17,825,120

		64,104,844

Entertainment (0.3%)
21st Century Fox America, Inc.
5.650%, 8/15/20	594,000	618,703
4.500%, 2/15/21	500,000	514,127
3.000%, 9/15/22	1,000,000	984,376
3.700%, 10/15/25	2,040,000	2,036,841
3.375%, 11/15/26	300,000	293,166
Activision Blizzard, Inc.
2.300%, 9/15/21	470,000	456,197
2.600%, 6/15/22	250,000	241,650
3.400%, 9/15/26	600,000	568,122
3.400%, 6/15/27	310,000	291,517
Electronic Arts, Inc.
3.700%, 3/1/21	500,000	504,042
4.800%, 3/1/26	600,000	628,536
NBCUniversal Media LLC
5.150%, 4/30/20	1,983,000	2,047,009
4.375%, 4/1/21	1,971,000	2,020,148
2.875%, 1/15/23	156,000	151,513
Viacom, Inc.
3.875%, 12/15/21	125,000	125,312
4.250%, 9/1/23	1,100,000	1,104,843
3.450%, 10/4/26	750,000	701,856
Walt Disney Co. (The)
1.950%, 3/4/20	465,000	458,610
1.800%, 6/5/20	500,000	490,215
2.150%, 9/17/20	500,000	491,111
3.750%, 6/1/21	181,000	183,267
2.750%, 8/16/21	1,000,000	985,091
2.550%, 2/15/22	2,000,000	1,949,280
2.450%, 3/4/22	535,000	519,519
2.350%, 12/1/22	650,000	623,316
3.150%, 9/17/25	500,000	485,233
1.850%, 7/30/26	465,000	408,584
2.950%, 6/15/27(x)	1,000,000	946,085
Warner Media LLC
4.700%, 1/15/21	1,812,000	1,859,746
3.400%, 6/15/22	500,000	494,001
4.050%, 12/15/23(x)	1,250,000	1,255,762
3.550%, 6/1/24	2,000,000	1,932,497
3.800%, 2/15/27	1,000,000	955,272

		27,325,547

Interactive Media & Services (0.1%)
Alphabet, Inc.
3.625%, 5/19/21	950,000	965,550
3.375%, 2/25/24	500,000	501,899
1.998%, 8/15/26	2,000,000	1,792,522
Baidu, Inc.
3.000%, 6/30/20(x)	900,000	890,697
3.500%, 11/28/22	500,000	489,649
3.875%, 9/29/23	1,250,000	1,238,794
4.125%, 6/30/25	695,000	687,048
4.375%, 3/29/28	290,000	285,402

		6,851,561

Media (0.5%)
CBS Corp.
3.375%, 3/1/22	2,000,000	1,974,164
2.500%, 2/15/23	1,000,000	940,650
2.900%, 6/1/23§	200,000	189,080
3.375%, 2/15/28	570,000	520,493
Charter Communications Operating LLC
3.579%, 7/23/20	1,165,000	1,162,087
4.464%, 7/23/22	1,850,000	1,875,438
4.500%, 2/1/24	3,000,000	3,011,250
4.908%, 7/23/25	3,850,000	3,906,210
Comcast Cable Communications Holdings, Inc.
9.455%, 11/15/22	62,000	75,521
Comcast Corp.
5.150%, 3/1/20	2,806,000	2,884,413
1.625%, 1/15/22	750,000	708,259
3.125%, 7/15/22	1,050,000	1,035,537
2.850%, 1/15/23	2,150,000	2,085,595
2.750%, 3/1/23	1,500,000	1,446,415
3.000%, 2/1/24	750,000	721,468
3.600%, 3/1/24	2,000,000	1,979,853
3.150%, 3/1/26	2,000,000	1,884,446
Discovery Communications LLC
2.750%, 11/15/19§	500,000	497,520
2.800%, 6/15/20§	500,000	494,955
4.375%, 6/15/21	62,000	63,194
3.300%, 5/15/22	500,000	489,854
3.500%, 6/15/22§	500,000	492,811
2.950%, 3/20/23	875,000	836,883

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

	Principal Amount	Value (Note 1)
3.250%, 4/1/23	$1,000,000	$962,013
3.900%, 11/15/24§	800,000	781,114
3.950%, 6/15/25§	500,000	487,424
4.900%, 3/11/26(x)	500,000	513,768
Interpublic Group of Cos., Inc. (The)
3.500%, 10/1/20	250,000	250,042
3.750%, 10/1/21	250,000	250,511
4.650%, 10/1/28	250,000	250,432
Omnicom Group, Inc.
4.450%, 8/15/20	1,280,000	1,306,500
3.625%, 5/1/22	1,281,000	1,270,657
3.650%, 11/1/24	750,000	725,635
RELX Capital, Inc.
3.500%, 3/16/23	925,000	912,335
Time Warner Cable LLC
5.000%, 2/1/20	1,061,000	1,079,674
4.000%, 9/1/21	1,500,000	1,508,437
WPP Finance 2010
4.750%, 11/21/21	160,000	163,685
3.750%, 9/19/24	1,000,000	961,456

		40,699,779

Wireless Telecommunication Services (0.1%)
America Movil SAB de CV
5.000%, 3/30/20	1,460,000	1,495,332
3.125%, 7/16/22	1,200,000	1,171,104
Rogers Communications, Inc.
3.000%, 3/15/23	750,000	727,616
3.625%, 12/15/25	500,000	486,531
2.900%, 11/15/26	500,000	456,893
Vodafone Group plc
2.500%, 9/26/22	700,000	671,575
2.950%, 2/19/23	1,306,000	1,259,734
3.750%, 1/16/24	700,000	691,001
4.125%, 5/30/25	500,000	495,676
4.375%, 5/30/28	875,000	862,365

		8,317,827

Total Communication Services		147,299,558

Consumer Discretionary (1.4%)
Auto Components (0.1%)
Aptiv Corp.
4.150%, 3/15/24	865,000	862,147
Aptiv plc
3.150%, 11/19/20	500,000	493,606
BorgWarner, Inc.
3.375%, 3/15/25	800,000	769,177
Lear Corp.
5.250%, 1/15/25	1,190,000	1,228,768
Magna International, Inc.
3.625%, 6/15/24	1,200,000	1,177,990
4.150%, 10/1/25	250,000	251,552

		4,783,240

Automobiles (0.0%)
Ford Motor Co.
4.346%, 12/8/26	1,250,000	1,175,508
General Motors Co.
5.000%, 10/1/28	750,000	740,284
Harley-Davidson, Inc.
3.500%, 7/28/25	400,000	382,385
Toyota Motor Corp.
3.183%, 7/20/21(x)	500,000	498,665
3.419%, 7/20/23(x)	500,000	497,678
3.669%, 7/20/28	355,000	352,519

		3,647,039

Hotels, Restaurants & Leisure (0.3%)
Carnival Corp.
3.950%, 10/15/20	666,000	675,634
GLP Capital LP
4.875%, 11/1/20	1,070,000	1,090,223
5.375%, 11/1/23	380,000	393,186
5.250%, 6/1/25	505,000	513,181
5.375%, 4/15/26	750,000	761,625
5.750%, 6/1/28	385,000	399,012
Hyatt Hotels Corp.
4.850%, 3/15/26	250,000	259,536
4.375%, 9/15/28	950,000	937,681
Marriott International, Inc.
3.375%, 10/15/20	626,000	625,516
2.300%, 1/15/22	500,000	479,762
3.250%, 9/15/22	1,700,000	1,665,521
Series R
3.125%, 6/15/26	500,000	465,747
Series X
4.000%, 4/15/28	500,000	491,378
McDonald’s Corp.
2.200%, 5/26/20	750,000	739,769
3.500%, 7/15/20	150,000	151,086
2.750%, 12/9/20	320,000	317,663
3.625%, 5/20/21	400,000	403,306
2.625%, 1/15/22	750,000	731,636
3.350%, 4/1/23	735,000	727,599
3.250%, 6/10/24	1,000,000	983,287
3.375%, 5/26/25(x)	750,000	730,342
3.700%, 1/30/26	1,500,000	1,475,488
3.500%, 3/1/27	775,000	746,362
3.800%, 4/1/28	1,100,000	1,081,833
Royal Caribbean Cruises Ltd.
2.650%, 11/28/20	110,000	108,173
5.250%, 11/15/22	1,000,000	1,052,306
Sands China Ltd.
4.600%, 8/8/23§	555,000	555,558
5.125%, 8/8/25§	500,000	500,312
5.400%, 8/8/28(x)§	620,000	616,426
Starbucks Corp.
2.200%, 11/22/20	190,000	186,332
2.100%, 2/4/21	300,000	292,669
2.700%, 6/15/22	400,000	389,780
3.100%, 3/1/23(x)	750,000	736,249
3.850%, 10/1/23	850,000	858,010
3.800%, 8/15/25	700,000	694,877
2.450%, 6/15/26	500,000	450,451
3.500%, 3/1/28(x)	750,000	717,395
4.000%, 11/15/28	800,000	796,871

		24,801,782

Household Durables (0.1%)
DR Horton, Inc.
4.000%, 2/15/20	920,000	924,595
2.550%, 12/1/20	175,000	171,410
Leggett & Platt, Inc.
3.400%, 8/15/22	250,000	245,303
3.800%, 11/15/24	300,000	294,217
3.500%, 11/15/27	500,000	467,039
Mohawk Industries, Inc.
3.850%, 2/1/23	1,200,000	1,195,210
Newell Brands, Inc.
2.875%, 12/1/19	550,000	548,218
3.150%, 4/1/21	500,000	491,922
3.850%, 4/1/23	1,075,000	1,052,522
4.000%, 12/1/24	400,000	384,109
3.900%, 11/1/25	750,000	701,406
4.200%, 4/1/26	3,100,000	2,946,298

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

	Principal Amount	Value (Note 1)
NVR, Inc.
3.950%, 9/15/22	$150,000	$149,471
Tupperware Brands Corp.
4.750%, 6/1/21	500,000	510,373
Whirlpool Corp.
4.850%, 6/15/21	400,000	412,034
3.700%, 5/1/25	500,000	482,472

		10,976,599

Internet & Direct Marketing Retail (0.3%)
Alibaba Group Holding Ltd.
2.500%, 11/28/19	1,250,000	1,238,519
3.125%, 11/28/21	1,300,000	1,280,752
2.800%, 6/6/23	535,000	513,936
3.600%, 11/28/24(x)	2,500,000	2,451,940
3.400%, 12/6/27	1,780,000	1,661,882
Amazon.com, Inc.
2.600%, 12/5/19	450,000	449,242
1.900%, 8/21/20	455,000	445,857
3.300%, 12/5/21(x)	1,050,000	1,055,569
2.500%, 11/29/22	1,200,000	1,162,413
2.400%, 2/22/23	680,000	654,481
2.800%, 8/22/24	375,000	362,035
3.800%, 12/5/24	1,000,000	1,016,469
5.200%, 12/3/25	500,000	549,051
3.150%, 8/22/27	4,000,000	3,821,585
Booking Holdings, Inc.
2.750%, 3/15/23	650,000	622,870
3.650%, 3/15/25	600,000	588,245
3.600%, 6/1/26	500,000	483,770
eBay, Inc.
2.150%, 6/5/20	290,000	284,483
3.250%, 10/15/20	362,000	360,343
2.875%, 8/1/21	1,150,000	1,130,919
3.800%, 3/9/22	1,250,000	1,260,344
2.600%, 7/15/22	1,100,000	1,062,041
2.750%, 1/30/23	500,000	481,904
3.600%, 6/5/27	750,000	706,304
Expedia Group, Inc.
5.950%, 8/15/20	1,394,000	1,456,730
JD.com, Inc.
3.125%, 4/29/21	500,000	485,045
3.875%, 4/29/26	500,000	460,371
QVC, Inc.
5.125%, 7/2/22	500,000	506,250
4.375%, 3/15/23	300,000	295,500
4.850%, 4/1/24	500,000	494,688
4.450%, 2/15/25	670,000	636,634

		27,980,172

Leisure Products (0.0%)
Hasbro, Inc.
3.150%, 5/15/21	500,000	493,618
3.500%, 9/15/27	290,000	268,241

		761,859

Multiline Retail (0.2%)
Dollar General Corp.
3.250%, 4/15/23	1,150,000	1,121,676
4.150%, 11/1/25	125,000	125,013
3.875%, 4/15/27	500,000	484,483
Dollar Tree, Inc.
3.700%, 5/15/23	875,000	863,808
4.000%, 5/15/25	2,000,000	1,955,930
Kohl’s Corp.
4.250%, 7/17/25(x)	750,000	747,353
Macy’s Retail Holdings, Inc.
3.450%, 1/15/21	500,000	497,444
3.875%, 1/15/22	400,000	399,655
4.375%, 9/1/23(x)	635,000	635,279
3.625%, 6/1/24	1,000,000	959,301
Nordstrom, Inc.
4.750%, 5/1/20	584,000	598,024
4.000%, 10/15/21	600,000	608,803
4.000%, 3/15/27	210,000	203,025
Target Corp.
3.875%, 7/15/20	1,000,000	1,015,634
2.500%, 4/15/26(x)	2,000,000	1,841,855

		12,057,283

Specialty Retail (0.3%)
Advance Auto Parts, Inc.
4.500%, 1/15/22(x)	160,000	163,743
4.500%, 12/1/23	1,000,000	1,016,111
AutoNation, Inc.
3.350%, 1/15/21	375,000	371,781
3.500%, 11/15/24	400,000	377,200
4.500%, 10/1/25	215,000	211,886
3.800%, 11/15/27	500,000	461,638
AutoZone, Inc.
4.000%, 11/15/20	1,956,000	1,978,266
3.700%, 4/15/22	350,000	351,234
3.250%, 4/15/25	333,000	314,854
3.125%, 4/21/26	125,000	115,905
3.750%, 6/1/27	500,000	480,091
Bed Bath & Beyond, Inc.
3.749%, 8/1/24(x)	350,000	304,704
Best Buy Co., Inc.
4.450%, 10/1/28	1,000,000	995,920
Home Depot, Inc. (The)
1.800%, 6/5/20	529,000	519,497
2.000%, 4/1/21	1,500,000	1,461,873
4.400%, 4/1/21	650,000	670,152
2.625%, 6/1/22	1,750,000	1,711,952
2.700%, 4/1/23	800,000	781,175
3.750%, 2/15/24	1,000,000	1,018,110
3.350%, 9/15/25	490,000	483,535
3.000%, 4/1/26	750,000	718,191
2.125%, 9/15/26	625,000	557,402
2.800%, 9/14/27(x)	750,000	700,231
Lowe’s Cos., Inc.
4.625%, 4/15/20	1,089,000	1,106,095
3.120%, 4/15/22	750,000	744,921
3.875%, 9/15/23	1,000,000	1,020,125
3.125%, 9/15/24	500,000	490,058
3.375%, 9/15/25	510,000	502,595
2.500%, 4/15/26	750,000	687,901
3.100%, 5/3/27	750,000	713,533
O’Reilly Automotive, Inc.
4.875%, 1/14/21	285,000	295,075
4.625%, 9/15/21	300,000	309,483
3.800%, 9/1/22	300,000	300,592
3.850%, 6/15/23	250,000	250,409
3.550%, 3/15/26	500,000	477,782
4.350%, 6/1/28	800,000	803,518
TJX Cos., Inc. (The)
2.750%, 6/15/21	750,000	741,741
2.500%, 5/15/23	450,000	432,417
2.250%, 9/15/26	500,000	449,872

		25,091,568

Textiles, Apparel & Luxury Goods (0.1%)
Cintas Corp. No. 2
2.900%, 4/1/22	600,000	586,615
3.700%, 4/1/27	600,000	582,810
NIKE, Inc.
2.250%, 5/1/23	450,000	430,274
2.375%, 11/1/26	1,000,000	907,800

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

	Principal Amount	Value (Note 1)
Ralph Lauren Corp.
2.625%, 8/18/20	$400,000	$395,583
3.750%, 9/15/25	350,000	345,413
Tapestry, Inc.
3.000%, 7/15/22	500,000	482,080
4.250%, 4/1/25	500,000	493,656

		4,224,231

Total Consumer Discretionary		114,323,773

Consumer Staples (2.4%)
Beverages (0.9%)
Anheuser-Busch InBev Finance, Inc.
2.650%, 2/1/21	6,125,000	6,035,119
2.625%, 1/17/23	2,356,000	2,261,489
3.300%, 2/1/23	3,975,000	3,922,852
3.700%, 2/1/24	2,500,000	2,491,005
3.650%, 2/1/26	9,000,000	8,750,430
Anheuser-Busch InBev Worldwide, Inc.
4.375%, 2/15/21	1,158,000	1,187,624
3.750%, 1/15/22	2,000,000	2,015,478
2.500%, 7/15/22	1,300,000	1,254,380
3.500%, 1/12/24	675,000	667,946
4.000%, 4/13/28	1,345,000	1,327,025
Beam Suntory, Inc.
3.250%, 5/15/22	250,000	245,305
Brown-Forman Corp.
3.500%, 4/15/25	210,000	205,758
Coca-Cola Bottling Co. Consolidated
3.800%, 11/25/25	250,000	241,667
Coca-Cola Co. (The)
1.875%, 10/27/20	750,000	732,976
2.450%, 11/1/20	1,000,000	988,513
3.150%, 11/15/20	1,001,000	1,003,595
1.550%, 9/1/21	750,000	718,612
3.300%, 9/1/21(x)	1,000,000	1,006,367
2.200%, 5/25/22	355,000	342,379
2.500%, 4/1/23	1,000,000	964,963
3.200%, 11/1/23	2,650,000	2,626,532
2.875%, 10/27/25	850,000	812,544
2.550%, 6/1/26	500,000	463,379
2.250%, 9/1/26(x)	1,000,000	902,760
2.900%, 5/25/27	500,000	472,087
Coca-Cola Femsa SAB de CV
3.875%, 11/26/23	500,000	498,395
Constellation Brands, Inc.
2.000%, 11/7/19	400,000	395,240
3.875%, 11/15/19	315,000	317,628
2.250%, 11/6/20	500,000	488,715
3.750%, 5/1/21	395,000	397,008
2.700%, 5/9/22	225,000	216,758
2.650%, 11/7/22	500,000	476,683
3.200%, 2/15/23	1,000,000	969,623
4.250%, 5/1/23	1,470,000	1,483,914
3.700%, 12/6/26	750,000	711,919
3.500%, 5/9/27	300,000	280,233
3.600%, 2/15/28	1,000,000	930,904
Diageo Capital plc
3.000%, 5/18/20	415,000	414,141
2.625%, 4/29/23	1,500,000	1,449,359
3.500%, 9/18/23	465,000	467,321
3.875%, 5/18/28	400,000	401,982
Diageo Investment Corp.
2.875%, 5/11/22	1,000,000	980,320
Fomento Economico Mexicano SAB de CV
2.875%, 5/10/23	150,000	143,124
Keurig Dr Pepper, Inc.
3.551%, 5/25/21(b)§	1,000,000	997,883
4.057%, 5/25/23§	750,000	749,465
3.130%, 12/15/23	500,000	476,389
4.417%, 5/25/25§	1,100,000	1,103,887
3.400%, 11/15/25	1,250,000	1,178,508
2.550%, 9/15/26	200,000	173,715
4.597%, 5/25/28§	1,000,000	1,003,437
Molson Coors Brewing Co.
2.250%, 3/15/20	400,000	394,357
2.100%, 7/15/21	500,000	480,800
3.500%, 5/1/22	500,000	495,375
3.000%, 7/15/26	680,000	614,594
PepsiCo, Inc.
1.350%, 10/4/19	545,000	537,736
4.500%, 1/15/20	2,700,000	2,752,344
2.150%, 10/14/20	750,000	737,290
3.125%, 11/1/20	250,000	250,547
2.000%, 4/15/21	750,000	730,735
1.700%, 10/6/21	1,250,000	1,199,845
2.750%, 3/5/22	1,750,000	1,723,841
2.250%, 5/2/22	750,000	725,897
3.100%, 7/17/22	750,000	746,142
2.750%, 3/1/23	1,000,000	976,253
3.600%, 3/1/24	1,000,000	1,007,964
3.500%, 7/17/25	750,000	750,026
2.850%, 2/24/26	300,000	286,070
2.375%, 10/6/26(x)	670,000	612,417
3.000%, 10/15/27(x)	750,000	713,511

		74,083,080

Food & Staples Retailing (0.4%)
Costco Wholesale Corp.
1.700%, 12/15/19	1,000,000	986,497
2.300%, 5/18/22	1,750,000	1,690,585
3.000%, 5/18/27	2,500,000	2,356,035
Kroger Co. (The)
6.150%, 1/15/20	1,602,000	1,660,273
3.300%, 1/15/21	100,000	99,728
2.600%, 2/1/21	250,000	245,379
2.950%, 11/1/21	960,000	943,886
3.400%, 4/15/22	350,000	346,725
3.850%, 8/1/23	1,250,000	1,249,671
4.000%, 2/1/24	190,000	190,496
2.650%, 10/15/26(x)	600,000	534,510
Sysco Corp.
2.600%, 10/1/20	500,000	494,065
2.500%, 7/15/21	715,000	698,096
3.550%, 3/15/25	500,000	488,429
3.300%, 7/15/26	1,000,000	948,673
3.250%, 7/15/27	1,150,000	1,081,669
Walgreen Co.
3.100%, 9/15/22	1,281,000	1,250,324
Walgreens Boots Alliance, Inc.
2.700%, 11/18/19	1,000,000	995,740
3.300%, 11/18/21	940,000	935,271
3.800%, 11/18/24	2,000,000	1,975,060
3.450%, 6/1/26	1,500,000	1,422,870
Walmart, Inc.
1.750%, 10/9/19	625,000	618,435
2.850%, 6/23/20(x)	1,000,000	998,142
1.900%, 12/15/20	950,000	927,183
3.125%, 6/23/21(x)	2,000,000	2,003,940
2.350%, 12/15/22	1,000,000	965,817
2.550%, 4/11/23	1,650,000	1,598,655

See Notes to Portfolio of Investments.

4

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

	Principal Amount	Value (Note 1)
3.400%, 6/26/23	$1,750,000	$1,754,175
3.300%, 4/22/24	2,000,000	1,987,603
2.650%, 12/15/24	975,000	931,664
3.550%, 6/26/25	1,200,000	1,205,633
3.700%, 6/26/28	2,000,000	1,996,161

		35,581,390

Food Products (0.6%)
Archer-Daniels-Midland Co.
4.479%, 3/1/21(e)	250,000	257,027
2.500%, 8/11/26	500,000	455,982
Bunge Ltd. Finance Corp.
3.500%, 11/24/20	625,000	622,382
3.000%, 9/25/22	230,000	219,084
4.350%, 3/15/24	750,000	742,081
3.250%, 8/15/26	215,000	194,456
3.750%, 9/25/27	225,000	206,868
Campbell Soup Co.
3.300%, 3/15/21	665,000	660,209
4.250%, 4/15/21	100,000	101,490
2.500%, 8/2/22	363,000	344,016
3.650%, 3/15/23(x)	1,000,000	980,512
3.950%, 3/15/25	750,000	725,965
3.300%, 3/19/25	450,000	414,367
4.150%, 3/15/28	1,000,000	955,220
Conagra Brands, Inc.
3.200%, 1/25/23	1,805,000	1,754,459
Flowers Foods, Inc.
3.500%, 10/1/26	535,000	496,426
General Mills, Inc.
2.200%, 10/21/19	1,000,000	992,369
3.200%, 4/16/21	165,000	164,123
3.150%, 12/15/21	1,000,000	987,478
2.600%, 10/12/22	500,000	479,066
3.700%, 10/17/23(x)	480,000	475,182
4.000%, 4/17/25	500,000	494,542
4.200%, 4/17/28	375,000	369,311
Hershey Co. (The)
2.900%, 5/15/20	350,000	349,819
4.125%, 12/1/20	500,000	511,190
3.100%, 5/15/21	195,000	194,986
3.375%, 5/15/23	475,000	474,505
3.200%, 8/21/25	300,000	289,835
2.300%, 8/15/26	500,000	448,861
Ingredion, Inc.
4.625%, 11/1/20	269,000	274,995
3.200%, 10/1/26	200,000	185,014
JM Smucker Co. (The)
2.200%, 12/6/19	375,000	371,223
3.500%, 10/15/21	750,000	751,275
3.500%, 3/15/25	720,000	687,908
3.375%, 12/15/27	850,000	789,064
Kellogg Co.
4.150%, 11/15/19	500,000	506,394
4.000%, 12/15/20	542,000	550,332
3.250%, 5/14/21	270,000	268,839
3.125%, 5/17/22	500,000	491,653
2.650%, 12/1/23	1,100,000	1,045,808
3.400%, 11/15/27	650,000	603,699
4.300%, 5/15/28	500,000	496,777
Kraft Heinz Foods Co.
5.375%, 2/10/20	1,163,000	1,195,778
2.800%, 7/2/20	900,000	889,756
3.375%, 6/15/21	135,000	135,259
3.500%, 6/6/22	1,700,000	1,686,217
3.500%, 7/15/22	900,000	890,346
4.000%, 6/15/23	1,000,000	1,003,320
3.950%, 7/15/25	1,100,000	1,081,913
3.000%, 6/1/26	1,925,000	1,745,892
McCormick & Co., Inc.
2.700%, 8/15/22	500,000	484,044
3.150%, 8/15/24	500,000	479,283
3.400%, 8/15/27	750,000	713,918
Mead Johnson Nutrition Co.
4.900%, 11/1/19	804,000	818,547
3.000%, 11/15/20	310,000	308,117
4.125%, 11/15/25	610,000	616,266
Mondelez International, Inc.
3.000%, 5/7/20	500,000	498,685
3.625%, 5/7/23	750,000	744,152
4.125%, 5/7/28	750,000	740,784
Tyson Foods, Inc.
2.250%, 8/23/21	165,000	158,628
4.500%, 6/15/22	1,375,000	1,414,923
3.900%, 9/28/23	280,000	280,874
3.550%, 6/2/27	975,000	918,805
Unilever Capital Corp.
1.800%, 5/5/20	488,000	479,021
2.100%, 7/30/20	400,000	393,210
4.250%, 2/10/21	350,000	358,606
2.750%, 3/22/21	500,000	495,012
1.375%, 7/28/21	295,000	280,438
3.000%, 3/7/22	500,000	495,085
2.200%, 5/5/22	1,000,000	960,173
3.125%, 3/22/23	750,000	738,334
3.250%, 3/7/24	585,000	576,360
2.600%, 5/5/24	750,000	713,078
3.375%, 3/22/25	500,000	492,979
3.100%, 7/30/25	300,000	290,258
2.000%, 7/28/26	250,000	220,648
2.900%, 5/5/27	1,000,000	936,355
3.500%, 3/22/28	1,000,000	980,610

		47,600,466

Household Products (0.2%)
Church & Dwight Co., Inc.
2.450%, 12/15/19	500,000	495,040
Clorox Co. (The)
3.800%, 11/15/21	500,000	506,116
3.050%, 9/15/22	610,000	602,688
3.500%, 12/15/24	500,000	493,644
3.100%, 10/1/27	500,000	468,540
3.900%, 5/15/28	500,000	496,315
Colgate-Palmolive Co.
2.300%, 5/3/22	1,000,000	970,834
2.250%, 11/15/22	300,000	288,809
2.100%, 5/1/23	1,000,000	949,048
3.250%, 3/15/24	500,000	495,829
Kimberly-Clark Corp.
3.050%, 8/15/25	300,000	287,516
2.750%, 2/15/26	250,000	234,319
Procter & Gamble Co. (The)
1.750%, 10/25/19	650,000	643,298
1.900%, 10/23/20	350,000	342,390
1.700%, 11/3/21	500,000	479,573
2.150%, 8/11/22	2,000,000	1,925,488
3.100%, 8/15/23	2,625,000	2,606,626
2.450%, 11/3/26	500,000	462,323
2.850%, 8/11/27	1,000,000	946,152

		13,694,548

Personal Products (0.0%)
Estee Lauder Cos., Inc. (The)
1.800%, 2/7/20	355,000	349,484
1.700%, 5/10/21(x)	300,000	288,790
3.150%, 3/15/27	500,000	477,656

		1,115,930

See Notes to Portfolio of Investments.

5

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

	Principal Amount	Value (Note 1)
Tobacco (0.3%)
Altria Group, Inc.
2.625%, 1/14/20	$1,500,000	$1,491,420
4.750%, 5/5/21	950,000	982,243
2.850%, 8/9/22	1,700,000	1,658,833
2.950%, 5/2/23	156,000	151,374
2.625%, 9/16/26	430,000	391,489
BAT Capital Corp.
2.297%, 8/14/20§	1,250,000	1,225,139
2.764%, 8/15/22§	1,250,000	1,204,686
3.222%, 8/15/24§	2,250,000	2,146,993
3.557%, 8/15/27§	3,250,000	3,028,357
Philip Morris International, Inc.
1.875%, 11/1/19	400,000	395,556
2.000%, 2/21/20	500,000	493,083
4.500%, 3/26/20	1,000,000	1,021,031
4.125%, 5/17/21	300,000	305,921
2.625%, 2/18/22	375,000	365,073
2.375%, 8/17/22	1,000,000	959,053
2.500%, 8/22/22	1,000,000	963,275
2.500%, 11/2/22	600,000	576,428
2.625%, 3/6/23	1,150,000	1,105,220
2.125%, 5/10/23	625,000	585,945
3.600%, 11/15/23	600,000	599,538
3.250%, 11/10/24	500,000	486,755
3.375%, 8/11/25	250,000	242,720
3.125%, 8/17/27	1,000,000	945,486
Reynolds American, Inc.
6.875%, 5/1/20	1,266,000	1,330,870
3.250%, 6/12/20	162,000	161,691
4.000%, 6/12/22	600,000	602,669
4.850%, 9/15/23	1,500,000	1,554,751
4.450%, 6/12/25	2,035,000	2,044,523

		27,020,122

Total Consumer Staples		199,095,536

Energy (2.9%)
Energy Equipment & Services (0.1%)
Baker Hughes a GE Co. LLC
3.200%, 8/15/21	286,000	284,199
2.773%, 12/15/22	1,000,000	968,557
3.337%, 12/15/27	1,250,000	1,172,845
Halliburton Co.
3.250%, 11/15/21	350,000	349,576
3.500%, 8/1/23	800,000	795,572
3.800%, 11/15/25	1,562,000	1,548,305
Helmerich & Payne International Drilling Co.
4.650%, 3/15/25	300,000	306,769
National Oilwell Varco, Inc.
2.600%, 12/1/22	687,000	653,900
Patterson-UTI Energy, Inc.
3.950%, 2/1/28	500,000	468,975
Schlumberger Investment SA
3.650%, 12/1/23	1,500,000	1,502,122
TechnipFMC plc
3.450%, 10/1/22	400,000	389,541

		8,440,361

Oil, Gas & Consumable Fuels (2.8%)
Anadarko Petroleum Corp.
4.850%, 3/15/21	475,000	487,635
3.450%, 7/15/24	800,000	770,000
5.550%, 3/15/26	1,250,000	1,330,575
Andeavor
5.125%, 12/15/26	2,000,000	2,094,990
3.800%, 4/1/28	300,000	285,539
Andeavor Logistics LP
3.500%, 12/1/22	865,000	851,484
Apache Corp.
3.625%, 2/1/21	614,000	613,732
3.250%, 4/15/22	285,000	280,547
Boardwalk Pipelines LP
4.950%, 12/15/24	500,000	506,707
5.950%, 6/1/26	250,000	264,683
BP Capital Markets plc
2.521%, 1/15/20	880,000	874,930
2.315%, 2/13/20	1,000,000	991,078
4.500%, 10/1/20	1,637,000	1,678,533
4.742%, 3/11/21	1,000,000	1,033,904
2.112%, 9/16/21	650,000	627,793
3.561%, 11/1/21	1,500,000	1,509,331
3.245%, 5/6/22	1,375,000	1,366,500
2.520%, 9/19/22	500,000	482,586
2.500%, 11/6/22	1,500,000	1,448,959
2.750%, 5/10/23	1,000,000	964,232
3.994%, 9/26/23	500,000	507,369
3.216%, 11/28/23	500,000	489,340
3.814%, 2/10/24	1,150,000	1,157,096
3.224%, 4/14/24	1,500,000	1,464,379
3.535%, 11/4/24	1,150,000	1,142,946
3.119%, 5/4/26	500,000	475,724
3.279%, 9/19/27	3,250,000	3,102,034
Buckeye Partners LP
4.875%, 2/1/21	1,420,000	1,438,221
Canadian Natural Resources Ltd.
2.950%, 1/15/23	1,425,000	1,374,392
3.800%, 4/15/24	64,000	63,330
3.850%, 6/1/27	1,300,000	1,262,510
Cenovus Energy, Inc.
5.700%, 10/15/19	1,060,000	1,080,776
3.000%, 8/15/22	765,000	733,444
4.250%, 4/15/27	1,250,000	1,208,125
Chevron Corp.
2.193%, 11/15/19	715,000	710,624
1.961%, 3/3/20	1,500,000	1,480,872
2.427%, 6/24/20	2,250,000	2,229,537
2.419%, 11/17/20	750,000	740,345
2.100%, 5/16/21	1,500,000	1,461,187
2.411%, 3/3/22	500,000	486,812
2.355%, 12/5/22	1,800,000	1,732,972
2.566%, 5/16/23	1,250,000	1,206,673
3.191%, 6/24/23	1,425,000	1,412,466
3.326%, 11/17/25	1,000,000	984,885
2.954%, 5/16/26	1,500,000	1,432,657
Cimarex Energy Co.
4.375%, 6/1/24	1,000,000	1,008,343
CNOOC Finance 2013 Ltd.
3.000%, 5/9/23	2,450,000	2,351,337
CNOOC Finance 2015 Australia Pty. Ltd.
2.625%, 5/5/20	1,000,000	985,294
CNOOC Finance 2015 USA LLC
3.750%, 5/2/23	200,000	198,289
3.500%, 5/5/25	1,600,000	1,535,798
4.375%, 5/2/28	200,000	201,744
CNOOC Nexen Finance 2014 ULC
4.250%, 4/30/24	1,100,000	1,110,077
Columbia Pipeline Group, Inc.
3.300%, 6/1/20	250,000	249,605
4.500%, 6/1/25	400,000	404,648
Concho Resources, Inc.
4.375%, 1/15/25	750,000	756,475

See Notes to Portfolio of Investments.

6

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

	Principal Amount	Value (Note 1)
3.750%, 10/1/27	$750,000	$718,559
ConocoPhillips Co.
4.950%, 3/15/26	750,000	807,006
Continental Resources, Inc.
5.000%, 9/15/22	1,247,000	1,265,081
4.500%, 4/15/23	1,165,000	1,185,388
3.800%, 6/1/24	785,000	768,809
4.375%, 1/15/28	790,000	784,154
Devon Energy Corp.
4.000%, 7/15/21	837,000	843,801
3.250%, 5/15/22	750,000	734,400
5.850%, 12/15/25	500,000	545,325
Ecopetrol SA
5.875%, 9/18/23	1,000,000	1,063,000
4.125%, 1/16/25	1,000,000	975,750
Enable Midstream Partners LP
3.900%, 5/15/24(e)	750,000	724,472
4.950%, 5/15/28	300,000	297,667
Enbridge Energy Partners LP
5.200%, 3/15/20	1,081,000	1,107,688
4.200%, 9/15/21	500,000	505,738
Enbridge, Inc.
2.900%, 7/15/22	500,000	485,080
3.500%, 6/10/24	1,000,000	971,919
4.250%, 12/1/26	500,000	503,430
3.700%, 7/15/27	1,250,000	1,207,075
Encana Corp.
3.900%, 11/15/21	500,000	501,875
Energy Transfer Partners LP
4.150%, 10/1/20	800,000	809,716
4.650%, 6/1/21	1,500,000	1,538,183
5.200%, 2/1/22	1,000,000	1,038,305
3.600%, 2/1/23	1,150,000	1,129,372
4.200%, 9/15/23	250,000	251,770
4.050%, 3/15/25	2,000,000	1,958,093
4.750%, 1/15/26	1,250,000	1,256,839
4.950%, 6/15/28	375,000	381,414
Enterprise Products Operating LLC
2.550%, 10/15/19	750,000	747,021
5.250%, 1/31/20	200,000	205,420
5.200%, 9/1/20	1,500,000	1,552,548
2.800%, 2/15/21	500,000	493,571
2.850%, 4/15/21	1,055,000	1,041,017
4.050%, 2/15/22	500,000	508,013
3.350%, 3/15/23	1,356,000	1,339,200
3.750%, 2/15/25	1,415,000	1,405,644
(ICE LIBOR USD 3 Month + 2.57%), 5.375%, 2/15/78(k)	500,000	464,305
Series D
(ICE LIBOR USD 3 Month + 2.99%), 4.875%, 8/16/77(k)	750,000	718,125
Series E
(ICE LIBOR USD 3 Month + 3.03%), 5.250%, 8/16/77(k)	750,000	702,187
EOG Resources, Inc.
4.100%, 2/1/21	1,625,000	1,652,257
3.150%, 4/1/25	2,000,000	1,935,727
4.150%, 1/15/26	500,000	512,340
EQT Corp.
2.500%, 10/1/20	280,000	273,494
4.875%, 11/15/21	156,000	160,180
3.000%, 10/1/22	465,000	446,669
3.900%, 10/1/27	1,500,000	1,405,580
EQT Midstream Partners LP
4.750%, 7/15/23	750,000	758,437
4.000%, 8/1/24	415,000	396,066
Equinor ASA
2.250%, 11/8/19	1,000,000	992,793
2.900%, 11/8/20	1,170,000	1,164,394
2.750%, 11/10/21	1,000,000	985,508
3.150%, 1/23/22	1,000,000	995,978
2.450%, 1/17/23	500,000	480,968
2.650%, 1/15/24	500,000	478,681
3.700%, 3/1/24	1,000,000	1,006,879
3.250%, 11/10/24	600,000	587,969
3.625%, 9/10/28	600,000	594,948
Exxon Mobil Corp.
1.912%, 3/6/20	1,000,000	986,341
2.222%, 3/1/21	1,480,000	1,450,557
2.397%, 3/6/22	250,000	242,721
2.726%, 3/1/23	1,680,000	1,641,164
3.176%, 3/15/24	2,000,000	1,980,919
2.709%, 3/6/25	1,000,000	956,520
3.043%, 3/1/26	2,025,000	1,963,605
HollyFrontier Corp.
5.875%, 4/1/26	250,000	266,493
Husky Energy, Inc.
7.250%, 12/15/19	295,000	308,793
3.950%, 4/15/22	2,000,000	2,011,377
4.000%, 4/15/24	125,000	124,560
Kinder Morgan Energy Partners LP
6.850%, 2/15/20	1,061,000	1,111,084
6.500%, 4/1/20	375,000	392,307
5.300%, 9/15/20	202,000	209,079
3.500%, 3/1/21	2,040,000	2,043,208
5.800%, 3/1/21	1,000,000	1,052,310
4.150%, 3/1/22	500,000	507,125
3.950%, 9/1/22	3,750,000	3,774,327
3.450%, 2/15/23	500,000	491,190
3.500%, 9/1/23	100,000	98,028
4.250%, 9/1/24	750,000	754,410
Kinder Morgan, Inc.
3.150%, 1/15/23	750,000	729,712
4.300%, 3/1/28	1,250,000	1,236,115
Magellan Midstream Partners LP
4.250%, 2/1/21	624,000	634,163
5.000%, 3/1/26	250,000	265,559
Marathon Oil Corp.
2.700%, 6/1/20	750,000	740,156
2.800%, 11/1/22	875,000	838,906
3.850%, 6/1/25	750,000	735,870
4.400%, 7/15/27	750,000	748,125
Marathon Petroleum Corp.
3.400%, 12/15/20	1,000,000	1,001,112
5.125%, 3/1/21	391,000	405,875
MPLX LP
3.375%, 3/15/23	500,000	489,020
4.875%, 12/1/24	1,000,000	1,033,694
4.000%, 2/15/25	300,000	295,739
4.875%, 6/1/25	1,500,000	1,542,309
4.125%, 3/1/27	2,085,000	2,028,217
Noble Energy, Inc.
4.150%, 12/15/21	156,000	157,716
3.900%, 11/15/24	1,500,000	1,468,991
Occidental Petroleum Corp.
3.125%, 2/15/22	1,500,000	1,486,942
2.600%, 4/15/22	900,000	875,397
2.700%, 2/15/23	1,156,000	1,117,159
3.400%, 4/15/26	355,000	347,252
Series 1
4.100%, 2/1/21	1,000,000	1,016,879

See Notes to Portfolio of Investments.

7

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

	Principal Amount	Value (Note 1)
ONEOK Partners LP
3.375%, 10/1/22	$150,000	$147,615
5.000%, 9/15/23	1,000,000	1,042,512
ONEOK, Inc.
4.000%, 7/13/27	225,000	217,694
4.550%, 7/15/28	2,000,000	2,010,109
Petroleos Mexicanos
6.000%, 3/5/20	2,323,000	2,391,529
3.500%, 7/23/20	2,000,000	1,990,000
6.375%, 2/4/21	1,000,000	1,046,500
4.875%, 1/24/22	1,500,000	1,513,500
5.375%, 3/13/22	500,000	512,500
3.500%, 1/30/23	2,381,000	2,259,390
4.625%, 9/21/23	1,300,000	1,285,700
4.875%, 1/18/24	2,000,000	1,983,000
2.378%, 4/15/25	756,000	733,774
2.460%, 12/15/25	750,000	752,382
4.500%, 1/23/26	2,000,000	1,867,000
6.875%, 8/4/26	1,000,000	1,052,400
6.500%, 3/13/27	4,500,000	4,574,250
5.350%, 2/12/28§	715,000	673,887
Phillips 66
4.300%, 4/1/22	2,250,000	2,309,916
3.900%, 3/15/28	500,000	492,203
Phillips 66 Partners LP
3.605%, 2/15/25	1,000,000	963,965
3.550%, 10/1/26	300,000	282,438
Pioneer Natural Resources Co.
7.500%, 1/15/20	250,000	263,040
3.450%, 1/15/21	500,000	499,494
4.450%, 1/15/26	1,250,000	1,280,457
Plains All American Pipeline LP
2.600%, 12/15/19	1,575,000	1,562,400
5.000%, 2/1/21	1,000,000	1,023,210
3.850%, 10/15/23	250,000	245,825
3.600%, 11/1/24	1,250,000	1,204,625
4.500%, 12/15/26	500,000	499,850
Sabine Pass Liquefaction LLC
5.625%, 2/1/21(e)	3,615,000	3,763,495
5.750%, 5/15/24	2,215,000	2,375,265
5.625%, 3/1/25	2,215,000	2,360,782
5.000%, 3/15/27	3,000,000	3,075,327
Spectra Energy Partners LP
3.500%, 3/15/25	1,000,000	962,999
3.375%, 10/15/26	315,000	295,359
Sunoco Logistics Partners Operations LP
4.400%, 4/1/21	250,000	255,292
3.450%, 1/15/23	750,000	730,990
4.250%, 4/1/24	1,000,000	993,734
5.950%, 12/1/25	250,000	268,886
3.900%, 7/15/26	500,000	474,389
TC PipeLines LP
4.375%, 3/13/25	1,000,000	995,470
3.900%, 5/25/27	200,000	189,859
Total Capital Canada Ltd.
2.750%, 7/15/23	1,000,000	967,443
Total Capital International SA
2.875%, 2/17/22	250,000	246,050
2.700%, 1/25/23	1,187,000	1,151,969
3.750%, 4/10/24	2,000,000	2,021,672
Total Capital SA
4.450%, 6/24/20	825,000	844,014
4.125%, 1/28/21	1,100,000	1,122,686
4.250%, 12/15/21(x)	500,000	514,788
TransCanada PipeLines Ltd.
2.125%, 11/15/19	250,000	247,427
3.800%, 10/1/20	1,298,000	1,309,975
2.500%, 8/1/22	850,000	816,578
4.875%, 1/15/26	550,000	575,595
4.250%, 5/15/28	1,250,000	1,250,676
Transcontinental Gas Pipe Line Co. LLC
4.000%, 3/15/28	500,000	487,672
Valero Energy Corp.
6.125%, 2/1/20	1,154,000	1,197,339
3.650%, 3/15/25	600,000	588,163
3.400%, 9/15/26	350,000	332,375
4.350%, 6/1/28	350,000	351,819
Valero Energy Partners LP
4.375%, 12/15/26	215,000	210,889
4.500%, 3/15/28	500,000	491,409
Western Gas Partners LP
4.000%, 7/1/22	500,000	497,250
3.950%, 6/1/25	1,400,000	1,329,748
4.650%, 7/1/26	250,000	245,220
4.750%, 8/15/28	270,000	264,381
Williams Cos., Inc. (The)
5.250%, 3/15/20	1,000,000	1,026,969
4.125%, 11/15/20	250,000	252,662
4.000%, 11/15/21	750,000	755,222
3.600%, 3/15/22	1,500,000	1,488,915
3.350%, 8/15/22	1,200,000	1,173,380
3.700%, 1/15/23	325,000	321,390
4.500%, 11/15/23	1,000,000	1,018,570
4.300%, 3/4/24	3,000,000	3,022,048
4.550%, 6/24/24	1,270,000	1,290,597
4.000%, 9/15/25	2,500,000	2,461,080
3.750%, 6/15/27	500,000	476,196

		230,346,097

Total Energy		238,786,458

Financials (14.4%)
Banks (8.8%)
Agricultural Bank of China Ltd.
2.750%, 5/21/20	500,000	492,398
Associated Bank NA
3.500%, 8/13/21	250,000	248,521
Australia & New Zealand Banking Group Ltd.
2.125%, 8/19/20(x)	750,000	735,388
2.250%, 11/9/20	500,000	489,165
2.700%, 11/16/20	500,000	494,088
3.300%, 5/17/21	500,000	497,684
2.300%, 6/1/21	1,650,000	1,599,670
2.550%, 11/23/21	1,250,000	1,209,448
2.625%, 5/19/22	750,000	723,813
2.625%, 11/9/22	500,000	480,153
3.700%, 11/16/25	1,000,000	989,708
Banco Bilbao Vizcaya Argentaria SA
3.000%, 10/20/20(x)	1,000,000	987,362
Banco Santander SA
3.500%, 4/11/22	1,000,000	978,657
3.125%, 2/23/23	570,000	540,731
3.848%, 4/12/23	1,200,000	1,169,387
5.179%, 11/19/25	1,000,000	1,002,911
4.250%, 4/11/27	1,000,000	943,982
4.379%, 4/12/28	1,200,000	1,135,918
Bancolombia SA
5.950%, 6/3/21	500,000	523,500
Bank of America Corp.
2.151%, 11/9/20	2,000,000	1,953,860
2.625%, 4/19/21	1,475,000	1,448,336

See Notes to Portfolio of Investments.

8

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

	Principal Amount	Value (Note 1)
(ICE LIBOR USD 3 Month + 0.63%), 2.328%, 10/1/21(k)	$1,150,000	$1,123,376
(ICE LIBOR USD 3 Month + 0.37%), 2.738%, 1/23/22(k)	3,250,000	3,195,237
(ICE LIBOR USD 3 Month + 0.63%), 3.499%, 5/17/22(k)	1,150,000	1,149,326
2.503%, 10/21/22	4,250,000	4,063,725
3.300%, 1/11/23	4,300,000	4,240,017
4.100%, 7/24/23	2,000,000	2,036,948
(ICE LIBOR USD 3 Month + 0.79%), 3.004%, 12/20/23(k)	10,430,000	10,130,663
4.125%, 1/22/24	1,200,000	1,218,336
(ICE LIBOR USD 3 Month + 0.78%), 3.550%, 3/5/24(k)	2,000,000	1,975,339
4.000%, 4/1/24	5,000,000	5,042,056
(ICE LIBOR USD 3 Month + 0.94%), 3.864%, 7/23/24(k)	2,000,000	1,998,907
4.200%, 8/26/24	625,000	625,894
4.000%, 1/22/25	1,000,000	986,048
3.875%, 8/1/25	2,000,000	1,985,010
(ICE LIBOR USD 3 Month + 1.09%), 3.093%, 10/1/25(k)	1,150,000	1,095,241
(ICE LIBOR USD 3 Month + 0.81%), 3.366%, 1/23/26(k)	4,750,000	4,569,071
4.450%, 3/3/26	655,000	656,636
3.500%, 4/19/26	3,000,000	2,898,819
(ICE LIBOR USD 3 Month + 1.58%), 3.824%, 1/20/28(k)	1,000,000	970,803
(ICE LIBOR USD 3 Month + 1.51%), 3.705%, 4/24/28(k)	1,500,000	1,440,282
(ICE LIBOR USD 3 Month + 1.37%), 3.593%, 7/21/28(k)	5,000,000	4,762,509
(ICE LIBOR USD 3 Month + 1.04%), 3.419%, 12/20/28(k)	4,450,000	4,175,416
(ICE LIBOR USD 3 Month + 1.07%), 3.970%, 3/5/29(k)	2,000,000	1,948,925
(ICE LIBOR USD 3 Month + 1.31%), 4.271%, 7/23/29(k)	2,250,000	2,245,572
Series L
2.250%, 4/21/20	2,050,000	2,021,361
3.950%, 4/21/25	2,450,000	2,401,036
Bank of Montreal
2.100%, 12/12/19	1,500,000	1,485,166
2.100%, 6/15/20	1,150,000	1,131,453
3.100%, 7/13/20	750,000	749,872
1.900%, 8/27/21	2,000,000	1,920,779
2.350%, 9/11/22	500,000	478,667
2.550%, 11/6/22	1,300,000	1,252,033
Series D
3.100%, 4/13/21	450,000	448,161
Bank of Nova Scotia (The)
2.350%, 10/21/20	1,250,000	1,228,639
2.500%, 1/8/21	750,000	737,514
4.375%, 1/13/21	1,150,000	1,177,693
2.450%, 3/22/21	750,000	734,881
3.125%, 4/20/21	750,000	746,430
2.800%, 7/21/21	1,000,000	985,140
2.700%, 3/7/22	250,000	243,338
2.450%, 9/19/22	3,050,000	2,928,261
Barclays Bank plc
5.140%, 10/14/20	2,269,000	2,330,719
2.650%, 1/11/21	3,420,000	3,351,907
Barclays plc
2.750%, 11/8/19	2,250,000	2,239,613
2.875%, 6/8/20	2,500,000	2,473,089
3.250%, 1/12/21	500,000	492,913
3.200%, 8/10/21	750,000	736,184
3.684%, 1/10/23	560,000	544,785
(ICE LIBOR USD 3 Month + 1.36%), 4.338%, 5/16/24(k)	1,000,000	987,551
3.650%, 3/16/25	1,750,000	1,639,438
4.375%, 1/12/26	1,500,000	1,451,372
(ICE LIBOR USD 3 Month + 1.90%), 4.972%, 5/16/29(k)	1,000,000	984,201
BB&T Corp.
5.250%, 11/1/19	460,000	471,482
2.625%, 6/29/20	1,000,000	992,498
2.150%, 2/1/21	650,000	633,931
2.050%, 5/10/21	2,000,000	1,936,575
3.200%, 9/3/21	500,000	497,815
3.950%, 3/22/22	250,000	252,452
2.750%, 4/1/22	1,000,000	978,933
2.850%, 10/26/24	500,000	478,397
3.700%, 6/5/25	750,000	747,245
BNP Paribas SA
5.000%, 1/15/21	2,000,000	2,070,245
3.250%, 3/3/23	650,000	638,495
4.250%, 10/15/24	1,000,000	987,416
Branch Banking & Trust Co.
2.100%, 1/15/20	1,000,000	989,993
2.250%, 6/1/20	400,000	394,760
2.625%, 1/15/22	1,250,000	1,218,633
3.625%, 9/16/25	2,000,000	1,958,844
3.800%, 10/30/26	300,000	296,671
Canadian Imperial Bank of Commerce
2.100%, 10/5/20	500,000	488,292
2.700%, 2/2/21	625,000	616,563
2.550%, 6/16/22	1,000,000	965,641
3.500%, 9/13/23	500,000	496,921
Capital One Bank USA NA
3.375%, 2/15/23	1,000,000	969,795
Capital One NA
2.350%, 1/31/20	2,750,000	2,718,214
2.950%, 7/23/21	1,000,000	984,340
2.250%, 9/13/21	2,000,000	1,926,352
2.650%, 8/8/22	750,000	719,405
Citibank NA
2.100%, 6/12/20	1,500,000	1,473,021
2.125%, 10/20/20	2,000,000	1,953,140
2.850%, 2/12/21	1,750,000	1,728,086
3.400%, 7/23/21	1,250,000	1,248,259
Citigroup, Inc.
2.450%, 1/10/20	2,000,000	1,982,496
2.400%, 2/18/20	2,000,000	1,980,081
2.650%, 10/26/20	4,250,000	4,193,223
2.700%, 3/30/21	1,150,000	1,130,236
2.350%, 8/2/21	1,000,000	968,899
2.900%, 12/8/21	2,000,000	1,959,030
4.500%, 1/14/22	200,000	205,534
2.750%, 4/25/22	1,275,000	1,237,032
4.050%, 7/30/22	150,000	151,512
2.700%, 10/27/22	2,500,000	2,403,498
(ICE LIBOR USD 3 Month + 0.72%), 3.142%, 1/24/23(k)	6,285,000	6,156,245
3.375%, 3/1/23	1,150,000	1,131,112
3.500%, 5/15/23	1,000,000	985,221
3.875%, 10/25/23	1,550,000	1,548,899
(ICE LIBOR USD 3 Month + 1.02%), 4.044%, 6/1/24(k)	1,150,000	1,152,545
3.750%, 6/16/24	500,000	493,464
4.000%, 8/5/24	2,500,000	2,479,475
3.875%, 3/26/25	500,000	486,422
3.300%, 4/27/25	3,000,000	2,885,498

See Notes to Portfolio of Investments.

9

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

	Principal Amount	Value (Note 1)
4.400%, 6/10/25	$650,000	$649,733
3.700%, 1/12/26	3,000,000	2,919,836
4.600%, 3/9/26	595,000	599,428
3.400%, 5/1/26	2,500,000	2,380,327
3.200%, 10/21/26	3,250,000	3,029,618
4.450%, 9/29/27	1,250,000	1,236,568
(ICE LIBOR USD 3 Month + 1.39%), 3.668%, 7/24/28(k)	3,000,000	2,853,247
(ICE LIBOR USD 3 Month + 1.15%), 3.520%, 10/27/28(k)	2,500,000	2,346,755
(ICE LIBOR USD 3 Month + 1.19%), 4.075%, 4/23/29(k)	2,000,000	1,961,392
Citizens Bank NA
2.450%, 12/4/19	750,000	745,131
2.250%, 3/2/20	765,000	755,036
2.200%, 5/26/20	895,000	878,079
2.250%, 10/30/20	650,000	632,596
2.550%, 5/13/21	610,000	593,017
2.650%, 5/26/22	505,000	485,687
3.700%, 3/29/23	500,000	496,957
Citizens Financial Group, Inc.
2.375%, 7/28/21	355,000	343,696
4.300%, 12/3/25	750,000	739,220
Comerica Bank
2.500%, 6/2/20	1,250,000	1,234,430
4.000%, 7/27/25	250,000	245,636
Comerica, Inc.
3.700%, 7/31/23	375,000	372,771
Commonwealth Bank of Australia
2.300%, 3/12/20	1,000,000	988,667
2.400%, 11/2/20	1,000,000	981,711
2.550%, 3/15/21	900,000	881,726
Compass Bank
3.500%, 6/11/21	530,000	527,477
2.875%, 6/29/22	750,000	724,436
3.875%, 4/10/25	1,000,000	958,426
Cooperatieve Rabobank UA
2.250%, 1/14/20	1,000,000	988,437
4.500%, 1/11/21	1,500,000	1,535,266
2.500%, 1/19/21	1,100,000	1,077,919
3.125%, 4/26/21	575,000	570,130
2.750%, 1/10/22	595,000	579,216
3.875%, 2/8/22	2,812,000	2,833,553
3.950%, 11/9/22	1,000,000	994,617
2.750%, 1/10/23	1,750,000	1,681,591
4.625%, 12/1/23	1,000,000	1,014,944
3.375%, 5/21/25	1,000,000	977,300
4.375%, 8/4/25	500,000	493,670
3.750%, 7/21/26	815,000	771,228
Credit Suisse Group Funding Guernsey Ltd.
2.750%, 3/26/20	500,000	495,377
3.125%, 12/10/20	1,250,000	1,239,842
3.450%, 4/16/21	2,000,000	1,989,884
3.800%, 9/15/22	2,500,000	2,478,516
3.800%, 6/9/23	1,000,000	987,977
3.750%, 3/26/25	750,000	723,975
4.550%, 4/17/26	2,000,000	2,012,397
Discover Bank
7.000%, 4/15/20	1,200,000	1,257,750
3.100%, 6/4/20	500,000	496,963
3.200%, 8/9/21	350,000	344,931
3.350%, 2/6/23	250,000	242,531
4.200%, 8/8/23	550,000	551,756
3.450%, 7/27/26	840,000	781,579
4.650%, 9/13/28	625,000	625,786
Fifth Third Bancorp
2.875%, 7/27/20	1,000,000	994,342
2.600%, 6/15/22	800,000	769,760
4.300%, 1/16/24	700,000	705,580
3.950%, 3/14/28	750,000	735,472
Fifth Third Bank
2.200%, 10/30/20	370,000	362,090
2.250%, 6/14/21	750,000	728,769
3.350%, 7/26/21	605,000	603,472
3.950%, 7/28/25	645,000	643,077
3.850%, 3/15/26	600,000	585,539
First Republic Bank
2.500%, 6/6/22	500,000	482,925
HSBC Bank USA NA
4.875%, 8/24/20	1,000,000	1,023,392
HSBC Holdings plc
3.400%, 3/8/21	2,250,000	2,243,322
5.100%, 4/5/21	2,700,000	2,805,521
2.950%, 5/25/21	1,750,000	1,723,451
2.650%, 1/5/22	2,500,000	2,421,877
4.875%, 1/14/22	750,000	777,508
4.000%, 3/30/22	1,650,000	1,665,421
(ICE LIBOR USD 3 Month + 1.06%), 3.262%, 3/13/23(k)	1,500,000	1,467,951
3.600%, 5/25/23	1,500,000	1,485,028
(ICE LIBOR USD 3 Month + 0.92%), 3.033%, 11/22/23(k)	300,000	289,715
4.250%, 3/14/24	1,700,000	1,686,563
(ICE LIBOR USD 3 Month + 0.99%), 3.950%, 5/18/24(k)	970,000	962,098
4.250%, 8/18/25	1,600,000	1,569,429
4.300%, 3/8/26	2,500,000	2,485,822
3.900%, 5/25/26	1,140,000	1,102,299
(ICE LIBOR USD 3 Month + 1.35%), 4.292%, 9/12/26(k)	3,500,000	3,464,702
4.375%, 11/23/26	1,815,000	1,773,433
(ICE LIBOR USD 3 Month + 1.55%), 4.041%, 3/13/28(k)	1,250,000	1,206,215
(ICE LIBOR USD 3 Month + 1.53%), 4.583%, 6/19/29(k)	1,120,000	1,120,216
Huntington Bancshares, Inc.
7.000%, 12/15/20	80,000	86,172
2.300%, 1/14/22	2,800,000	2,683,403
4.000%, 5/15/25	350,000	349,098
Huntington National Bank (The)
2.375%, 3/10/20	345,000	341,109
3.250%, 5/14/21	350,000	348,582
2.500%, 8/7/22	750,000	719,852
3.550%, 10/6/23	500,000	493,669
Industrial & Commercial Bank of China Ltd.
3.231%, 11/13/19	700,000	696,697
2.905%, 11/13/20	750,000	735,504
2.635%, 5/26/21(x)	350,000	338,648
2.452%, 10/20/21	1,150,000	1,100,789
2.957%, 11/8/22	500,000	481,084
3.538%, 11/8/27	500,000	469,691
ING Groep NV
3.150%, 3/29/22	1,250,000	1,220,702
4.100%, 10/2/23	1,500,000	1,500,690
3.950%, 3/29/27	1,250,000	1,199,650
4.550%, 10/2/28	1,500,000	1,494,378
Intesa Sanpaolo SpA
5.250%, 1/12/24	1,500,000	1,484,294
JPMorgan Chase & Co.
4.950%, 3/25/20	500,000	513,441
2.750%, 6/23/20	1,250,000	1,240,802

See Notes to Portfolio of Investments.

10

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

	Principal Amount	Value (Note 1)
4.400%, 7/22/20	$3,230,000	$3,297,022
4.250%, 10/15/20	874,000	890,417
2.550%, 10/29/20	3,385,000	3,335,489
2.550%, 3/1/21	1,000,000	981,748
4.625%, 5/10/21	2,000,000	2,062,521
2.400%, 6/7/21	1,250,000	1,218,921
4.350%, 8/15/21	300,000	307,756
4.500%, 1/24/22	2,000,000	2,061,623
(ICE LIBOR USD 3 Month + 0.61%), 3.514%, 6/18/22(k)	1,250,000	1,251,261
3.250%, 9/23/22	2,849,000	2,823,758
2.972%, 1/15/23	3,250,000	3,165,504
3.200%, 1/25/23	4,369,000	4,299,409
(ICE LIBOR USD 3 Month + 0.94%), 2.776%, 4/25/23(k)	2,062,000	2,005,263
3.375%, 5/1/23	2,075,000	2,033,235
2.700%, 5/18/23	2,000,000	1,919,726
3.875%, 2/1/24	3,000,000	3,017,233
(ICE LIBOR USD 3 Month + 0.73%), 3.559%, 4/23/24(k)	1,125,000	1,113,488
3.625%, 5/13/24	3,000,000	2,974,343
(ICE LIBOR USD 3 Month + 0.89%), 3.797%, 7/23/24(k)	1,500,000	1,496,687
(ICE LIBOR USD 3 Month + 1.16%), 3.220%, 3/1/25(k)	2,365,000	2,285,429
3.900%, 7/15/25	3,000,000	3,005,426
3.300%, 4/1/26	2,000,000	1,914,985
3.200%, 6/15/26	1,750,000	1,665,320
(ICE LIBOR USD 3 Month + 1.38%), 3.540%, 5/1/28(k)	2,750,000	2,621,313
(ICE LIBOR USD 3 Month + 0.95%), 3.509%, 1/23/29(k)	10,750,000	10,140,392
(ICE LIBOR USD 3 Month + 1.12%), 4.005%, 4/23/29(k)	1,500,000	1,469,051
(ICE LIBOR USD 3 Month + 1.26%), 4.203%, 7/23/29(k)	1,500,000	1,494,465
KeyBank NA
2.250%, 3/16/20	750,000	740,250
3.350%, 6/15/21	250,000	249,818
2.500%, 11/22/21	250,000	242,877
2.400%, 6/9/22	635,000	609,064
2.300%, 9/14/22	1,500,000	1,432,753
3.375%, 3/7/23	500,000	495,573
3.300%, 6/1/25	250,000	241,047
3.400%, 5/20/26	1,000,000	945,515
KeyCorp
2.900%, 9/15/20	1,175,000	1,167,016
5.100%, 3/24/21	1,375,000	1,430,611
Korea Development Bank (The)
2.500%, 3/11/20	1,000,000	987,227
2.250%, 5/18/20	1,000,000	981,691
4.625%, 11/16/21	250,000	257,012
2.625%, 2/27/22	2,000,000	1,933,413
3.000%, 9/14/22	1,000,000	973,613
3.375%, 3/12/23	500,000	490,891
2.750%, 3/19/23	500,000	478,542
3.750%, 1/22/24	500,000	497,500
Kreditanstalt fuer Wiederaufbau
1.750%, 10/15/19	2,500,000	2,474,214
4.000%, 1/27/20	8,539,000	8,669,276
1.750%, 3/31/20	3,000,000	2,952,041
1.500%, 4/20/20(x)	4,000,000	3,917,846
1.875%, 6/30/20	3,000,000	2,947,682
2.750%, 7/15/20	1,995,000	1,989,359
2.750%, 9/8/20	2,436,000	2,427,062
2.750%, 10/1/20	3,150,000	3,137,279
1.875%, 11/30/20	1,500,000	1,465,664
1.875%, 12/15/20	2,250,000	2,197,242
1.625%, 3/15/21	4,000,000	3,871,273
2.625%, 4/12/21(x)	2,400,000	2,378,261
1.500%, 6/15/21	4,000,000	3,844,239
2.375%, 8/25/21(x)	1,500,000	1,473,345
1.750%, 9/15/21(x)	3,950,000	3,807,878
2.000%, 11/30/21	2,000,000	1,937,563
2.625%, 1/25/22	3,000,000	2,959,206
2.125%, 3/7/22(x)	3,500,000	3,394,216
2.125%, 6/15/22	3,000,000	2,900,386
2.000%, 10/4/22(x)	2,312,000	2,217,876
2.375%, 12/29/22	4,015,000	3,900,313
2.125%, 1/17/23(x)	3,350,000	3,219,580
2.500%, 11/20/24	5,000,000	4,816,978
2.000%, 5/2/25(x)	3,000,000	2,792,181
2.875%, 4/3/28(x)	1,750,000	1,705,604
Landwirtschaftliche Rentenbank
2.000%, 1/13/25	3,000,000	2,799,265
1.750%, 7/27/26	500,000	449,347
Series 29
1.375%, 10/23/19(x)	829,000	816,485
Series 36
2.000%, 12/6/21	1,000,000	967,434
Series 37
2.500%, 11/15/27(x)	2,000,000	1,882,952
Lloyds Bank plc
2.700%, 8/17/20	1,000,000	987,904
6.375%, 1/21/21	1,000,000	1,062,806
3.300%, 5/7/21	975,000	970,588
Lloyds Banking Group plc
3.100%, 7/6/21	375,000	369,130
3.000%, 1/11/22	1,365,000	1,329,972
4.050%, 8/16/23	750,000	745,830
(ICE LIBOR USD 3 Month + 0.81%), 2.907%, 11/7/23(k)	1,750,000	1,666,136
4.450%, 5/8/25	575,000	573,681
4.582%, 12/10/25	1,000,000	978,615
4.650%, 3/24/26	1,750,000	1,717,452
3.750%, 1/11/27	1,385,000	1,302,184
4.375%, 3/22/28	1,350,000	1,316,241
4.550%, 8/16/28	850,000	839,600
(ICE LIBOR USD 3 Month + 1.21%), 3.574%, 11/7/28(k)	1,750,000	1,604,866
M&T Bank Corp.
3.550%, 7/26/23	500,000	496,735
Manufacturers & Traders Trust Co.
2.050%, 8/17/20	500,000	489,467
2.500%, 5/18/22	500,000	486,753
2.900%, 2/6/25	1,000,000	953,184
3.400%, 8/17/27	330,000	316,375
Mitsubishi UFJ Financial Group, Inc.
2.950%, 3/1/21	1,038,000	1,023,873
3.535%, 7/26/21	290,000	289,615
2.190%, 9/13/21	1,350,000	1,299,351
2.998%, 2/22/22	1,250,000	1,223,349
3.455%, 3/2/23	1,000,000	986,381
3.761%, 7/26/23	1,750,000	1,739,295
2.527%, 9/13/23	760,000	714,738
3.777%, 3/2/25	1,000,000	988,044
3.850%, 3/1/26	2,170,000	2,132,867
2.757%, 9/13/26	1,250,000	1,136,506
3.677%, 2/22/27	1,000,000	968,018
3.287%, 7/25/27	1,000,000	939,816
3.961%, 3/2/28	1,500,000	1,475,765
4.050%, 9/11/28	1,000,000	989,571

See Notes to Portfolio of Investments.

11

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

	Principal Amount	Value (Note 1)
Mizuho Financial Group, Inc.
2.273%, 9/13/21	$850,000	$816,018
2.953%, 2/28/22	1,150,000	1,120,120
2.601%, 9/11/22	1,000,000	953,300
3.549%, 3/5/23	1,000,000	987,738
(ICE LIBOR USD 3 Month + 1.00%), 3.922%, 9/11/24(k)	1,000,000	993,798
2.839%, 9/13/26	850,000	774,260
3.663%, 2/28/27	1,000,000	963,947
3.170%, 9/11/27	1,250,000	1,155,504
4.018%, 3/5/28	1,000,000	982,874
(ICE LIBOR USD 3 Month + 1.27%), 4.254%, 9/11/29(k)	1,000,000	997,115
MUFG Americas Holdings Corp.
2.250%, 2/10/20	250,000	246,969
3.500%, 6/18/22	1,800,000	1,792,566
3.000%, 2/10/25	100,000	94,717
National Australia Bank Ltd.
2.250%, 1/10/20	1,000,000	990,169
2.125%, 5/22/20	1,000,000	983,288
2.500%, 1/12/21	500,000	490,337
2.625%, 1/14/21	750,000	737,506
1.875%, 7/12/21	1,000,000	957,246
3.375%, 9/20/21	500,000	497,669
2.800%, 1/10/22	1,000,000	975,304
2.500%, 5/22/22	1,000,000	960,521
3.000%, 1/20/23	1,350,000	1,310,604
2.875%, 4/12/23	750,000	723,002
3.625%, 6/20/23	500,000	497,271
3.375%, 1/14/26	750,000	720,684
2.500%, 7/12/26	1,500,000	1,350,400
National Bank of Canada
2.150%, 6/12/20	730,000	717,266
2.200%, 11/2/20	750,000	732,407
Oesterreichische Kontrollbank AG
1.750%, 1/24/20	700,000	690,083
2.875%, 9/7/21	1,625,000	1,616,122
2.375%, 10/1/21	1,500,000	1,469,779
2.875%, 3/13/23	750,000	741,712
People’s United Financial, Inc.
3.650%, 12/6/22	300,000	297,043
PNC Bank NA
2.000%, 5/19/20	750,000	736,320
2.300%, 6/1/20	500,000	493,928
2.600%, 7/21/20(x)	750,000	744,259
2.450%, 11/5/20	815,000	802,813
2.500%, 1/22/21	2,500,000	2,459,965
2.150%, 4/29/21	1,250,000	1,212,342
2.550%, 12/9/21	1,050,000	1,024,609
2.625%, 2/17/22	1,250,000	1,219,660
2.950%, 1/30/23	250,000	242,254
3.500%, 6/8/23	335,000	333,264
3.800%, 7/25/23	1,000,000	998,456
3.300%, 10/30/24	1,000,000	986,012
2.950%, 2/23/25	250,000	239,711
3.250%, 6/1/25	500,000	484,353
3.100%, 10/25/27	500,000	470,557
3.250%, 1/22/28	2,000,000	1,903,456
4.050%, 7/26/28	800,000	799,948
PNC Financial Services Group, Inc. (The)
5.125%, 2/8/20	981,000	1,008,714
4.375%, 8/11/20	1,839,000	1,877,809
2.854%, 11/9/22(e)	2,000,000	1,937,931
3.900%, 4/29/24	500,000	497,094
3.150%, 5/19/27	750,000	708,330
Regions Bank
2.750%, 4/1/21	1,000,000	983,749
(ICE LIBOR USD 3 Month + 0.50%), 3.374%, 8/13/21(k)	400,000	398,830
Regions Financial Corp.
3.200%, 2/8/21	675,000	671,436
2.750%, 8/14/22	650,000	626,523
3.800%, 8/14/23	400,000	395,618
Royal Bank of Canada
2.125%, 3/2/20	1,000,000	988,315
2.150%, 3/6/20	750,000	741,534
2.150%, 10/26/20	560,000	548,281
2.350%, 10/30/20	1,250,000	1,228,680
2.500%, 1/19/21	1,000,000	983,619
3.200%, 4/30/21	770,000	768,258
2.750%, 2/1/22	750,000	733,602
4.650%, 1/27/26	2,000,000	2,040,020
Royal Bank of Scotland Group plc
6.125%, 12/15/22	1,965,000	2,052,993
(ICE LIBOR USD 3 Month + 1.48%), 3.498%, 5/15/23(k)	2,000,000	1,937,831
6.100%, 6/10/23	875,000	913,500
3.875%, 9/12/23	800,000	777,131
6.000%, 12/19/23	1,740,000	1,810,644
5.125%, 5/28/24	1,890,000	1,891,247
(ICE LIBOR USD 3 Month + 1.55%), 4.519%, 6/25/24(k)(x)	2,000,000	1,993,456
4.800%, 4/5/26	2,750,000	2,750,836
(ICE LIBOR USD 3 Month + 1.75%), 4.892%, 5/18/29(k)	550,000	544,847
Santander Holdings USA, Inc.
3.700%, 3/28/22	1,590,000	1,564,393
3.400%, 1/18/23	750,000	722,657
4.500%, 7/17/25	1,500,000	1,480,388
4.400%, 7/13/27	485,000	461,981
Santander UK Group Holdings plc
2.875%, 10/16/20	750,000	740,354
3.125%, 1/8/21	1,000,000	987,860
2.875%, 8/5/21	1,250,000	1,216,062
3.571%, 1/10/23	520,000	505,170
(ICE LIBOR USD 3 Month + 1.08%), 3.373%, 1/5/24(k)	1,000,000	961,228
(ICE LIBOR USD 3 Month + 1.40%), 3.823%, 11/3/28(k)	750,000	687,026
Santander UK plc
2.375%, 3/16/20	1,000,000	986,884
2.125%, 11/3/20	495,000	481,943
2.500%, 1/5/21	1,000,000	978,761
3.400%, 6/1/21	750,000	747,221
4.000%, 3/13/24	1,000,000	1,002,202
Skandinaviska Enskilda Banken AB
2.300%, 3/11/20	750,000	740,813
2.625%, 3/15/21	1,000,000	980,063
1.875%, 9/13/21	800,000	762,861
2.800%, 3/11/22(x)	750,000	731,451
Sumitomo Mitsui Banking Corp.
2.092%, 10/18/19	750,000	742,521
2.450%, 1/16/20	500,000	495,547
2.514%, 1/17/20	750,000	743,885
2.650%, 7/23/20	750,000	740,362
2.450%, 10/20/20	800,000	783,886
3.200%, 7/18/22	750,000	735,347
3.000%, 1/18/23	1,000,000	970,079
3.950%, 1/10/24	2,250,000	2,263,823
3.400%, 7/11/24	1,000,000	973,350
3.650%, 7/23/25	750,000	730,918

See Notes to Portfolio of Investments.

12

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

	Principal Amount	Value (Note 1)
Sumitomo Mitsui Financial Group, Inc.
2.934%, 3/9/21	$1,250,000	$1,232,338
2.442%, 10/19/21	1,000,000	965,284
2.846%, 1/11/22	1,500,000	1,460,320
2.778%, 10/18/22	750,000	722,338
3.102%, 1/17/23	1,250,000	1,217,632
3.784%, 3/9/26	1,250,000	1,224,874
3.010%, 10/19/26	1,000,000	924,553
3.446%, 1/11/27	1,700,000	1,619,803
3.364%, 7/12/27	750,000	708,020
3.352%, 10/18/27(x)	750,000	705,894
3.544%, 1/17/28	2,000,000	1,908,803
SunTrust Bank
2.250%, 1/31/20	500,000	495,315
(ICE LIBOR USD 3 Month + 0.30%), 2.590%, 1/29/21(k)	1,000,000	990,093
(ICE LIBOR USD 3 Month + 0.59%), 3.502%, 8/2/22(k)	500,000	498,403
3.000%, 2/2/23	1,000,000	973,277
(ICE LIBOR USD 3 Month + 0.74%), 3.689%, 8/2/24(k)	500,000	496,001
3.300%, 5/15/26	1,000,000	935,998
SunTrust Banks, Inc.
2.900%, 3/3/21	500,000	493,859
2.700%, 1/27/22	1,000,000	969,632
4.000%, 5/1/25	600,000	600,593
SVB Financial Group
5.375%, 9/15/20	160,000	165,873
Svenska Handelsbanken AB
1.950%, 9/8/20	540,000	525,850
2.450%, 3/30/21	1,145,000	1,119,258
3.350%, 5/24/21	2,655,000	2,648,083
1.875%, 9/7/21	505,000	483,520
Synovus Financial Corp.
3.125%, 11/1/22	300,000	288,163
Toronto-Dominion Bank (The)
1.900%, 10/24/19	2,750,000	2,721,975
2.250%, 11/5/19	1,000,000	993,166
3.000%, 6/11/20	750,000	749,561
1.850%, 9/11/20	1,165,000	1,137,648
3.150%, 9/17/20	750,000	751,565
2.500%, 12/14/20	1,000,000	985,621
2.550%, 1/25/21	1,750,000	1,724,420
2.125%, 4/7/21	1,500,000	1,459,704
3.250%, 6/11/21	750,000	749,291
3.500%, 7/19/23	750,000	744,866
(USD Swap Semi 5 Year + 2.21%), 3.625%, 9/15/31(k)	1,000,000	938,537
US Bancorp
2.350%, 1/29/21	1,000,000	979,753
4.125%, 5/24/21	1,000,000	1,020,816
3.000%, 3/15/22	750,000	741,197
2.950%, 7/15/22	1,600,000	1,564,725
3.700%, 1/30/24	500,000	501,567
3.600%, 9/11/24	1,000,000	984,346
3.100%, 4/27/26	1,415,000	1,334,118
3.900%, 4/26/28	650,000	655,828
Series V
2.375%, 7/22/26	2,000,000	1,812,016
Series X
3.150%, 4/27/27	2,550,000	2,407,541
US Bank NA
2.125%, 10/28/19	1,000,000	993,211
2.350%, 1/23/20	750,000	744,546
3.050%, 7/24/20	500,000	499,769
2.050%, 10/23/20	765,000	748,547
3.150%, 4/26/21	750,000	748,873
(ICE LIBOR USD 3 Month + 0.29%), 3.104%, 5/21/21(k)	750,000	748,808
2.850%, 1/23/23	750,000	729,747
3.400%, 7/24/23	500,000	496,156
2.800%, 1/27/25	1,000,000	949,420
Wells Fargo & Co.
2.550%, 12/7/20	1,715,000	1,686,942
3.000%, 1/22/21	1,500,000	1,487,793
2.500%, 3/4/21	2,000,000	1,958,786
4.600%, 4/1/21	2,000,000	2,056,699
2.100%, 7/26/21	1,250,000	1,204,467
3.500%, 3/8/22	1,844,000	1,838,550
2.625%, 7/22/22	4,000,000	3,853,694
3.069%, 1/24/23	1,000,000	973,176
4.125%, 8/15/23	3,000,000	3,035,446
3.300%, 9/9/24	2,000,000	1,938,861
3.000%, 2/19/25	2,500,000	2,367,630
3.000%, 4/22/26	4,000,000	3,723,310
4.100%, 6/3/26	2,000,000	1,973,529
3.000%, 10/23/26	1,500,000	1,388,954
(ICE LIBOR USD 3 Month + 1.31%), 3.584%, 5/22/28(k)	8,035,000	7,689,253
Series M
3.450%, 2/13/23	1,806,000	1,773,525
Series N
2.150%, 1/30/20	1,250,000	1,235,225
Wells Fargo Bank NA
2.150%, 12/6/19	1,500,000	1,485,404
2.400%, 1/15/20	1,500,000	1,488,160
2.600%, 1/15/21	2,500,000	2,456,942
(ICE LIBOR USD 3 Month + 0.49%), 3.325%, 7/23/21(k)	1,500,000	1,495,250
3.550%, 8/14/23	1,950,000	1,938,922
Westpac Banking Corp.
4.875%, 11/19/19	1,800,000	1,838,197
2.150%, 3/6/20	1,000,000	986,517
3.050%, 5/15/20	500,000	499,663
2.300%, 5/26/20(x)	1,000,000	987,108
2.600%, 11/23/20	1,500,000	1,479,527
2.650%, 1/25/21	1,150,000	1,132,959
2.100%, 5/13/21	750,000	725,685
2.000%, 8/19/21	1,250,000	1,199,403
2.500%, 6/28/22	1,250,000	1,201,366
2.750%, 1/11/23	750,000	722,678
3.650%, 5/15/23(x)	750,000	748,115
2.850%, 5/13/26	750,000	694,204
2.700%, 8/19/26	1,750,000	1,597,854
3.350%, 3/8/27	1,250,000	1,190,067
3.400%, 1/25/28	1,250,000	1,191,187
(USD ICE Swap Rate 5 Year + 2.24%), 4.322%, 11/23/31(k)	1,000,000	962,500

		721,986,576

Capital Markets (2.3%)
Affiliated Managers Group, Inc.
4.250%, 2/15/24	350,000	353,386
Ameriprise Financial, Inc.
5.300%, 3/15/20	156,000	160,856
4.000%, 10/15/23	150,000	151,986
3.700%, 10/15/24	750,000	746,115
2.875%, 9/15/26	500,000	464,271
Ares Capital Corp.
3.875%, 1/15/20	300,000	300,249
3.625%, 1/19/22	600,000	587,461
3.500%, 2/10/23	750,000	716,402
4.250%, 3/1/25	500,000	478,133

See Notes to Portfolio of Investments.

13

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

	Principal Amount	Value (Note 1)
Bank of New York Mellon Corp. (The)
2.600%, 8/17/20	$350,000	$346,740
2.450%, 11/27/20	1,000,000	985,220
4.150%, 2/1/21	1,187,000	1,212,250
2.500%, 4/15/21	600,000	589,272
2.050%, 5/3/21	1,000,000	970,353
3.550%, 9/23/21	750,000	756,195
2.600%, 2/7/22	1,000,000	974,865
2.950%, 1/29/23	500,000	487,632
3.500%, 4/28/23	750,000	747,648
(ICE LIBOR USD 3 Month + 0.63%), 2.661%, 5/16/23(k)	700,000	677,034
3.450%, 8/11/23	750,000	743,765
2.200%, 8/16/23	425,000	398,784
2.800%, 5/4/26	750,000	701,787
2.450%, 8/17/26	1,000,000	909,054
3.250%, 5/16/27	700,000	671,493
3.400%, 1/29/28	500,000	485,123
3.850%, 4/28/28	850,000	849,714
Series 0012
3.650%, 2/4/24	2,100,000	2,098,449
Series G
2.150%, 2/24/20	2,000,000	1,977,896
3.000%, 2/24/25	1,500,000	1,439,171
BGC Partners, Inc.
5.375%, 7/24/23	350,000	350,561
BlackRock, Inc.
4.250%, 5/24/21	1,000,000	1,026,843
3.375%, 6/1/22	500,000	500,970
3.500%, 3/18/24	1,400,000	1,400,057
3.200%, 3/15/27	347,000	333,958
Series 2
5.000%, 12/10/19	973,000	997,359
Brookfield Asset Management, Inc.
4.000%, 1/15/25	600,000	588,684
Brookfield Finance LLC
4.000%, 4/1/24	750,000	743,179
Brookfield Finance, Inc.
3.900%, 1/25/28	500,000	473,719
Cboe Global Markets, Inc.
3.650%, 1/12/27	650,000	623,554
Charles Schwab Corp. (The)
4.450%, 7/22/20	850,000	869,431
3.250%, 5/21/21	665,000	664,256
2.650%, 1/25/23	500,000	481,922
3.000%, 3/10/25	150,000	143,622
3.850%, 5/21/25	750,000	753,682
3.200%, 3/2/27	500,000	475,364
CME Group, Inc.
3.000%, 9/15/22	500,000	492,348
3.000%, 3/15/25	1,000,000	963,130
3.750%, 6/15/28	350,000	350,349
Credit Suisse AG
5.400%, 1/14/20	2,000,000	2,050,134
4.375%, 8/5/20	2,200,000	2,239,483
3.000%, 10/29/21	850,000	836,506
3.625%, 9/9/24	3,000,000	2,956,342
Deutsche Bank AG
2.700%, 7/13/20	1,000,000	979,269
2.950%, 8/20/20(x)	750,000	737,939
3.125%, 1/13/21	1,000,000	975,226
3.150%, 1/22/21	1,150,000	1,122,332
3.375%, 5/12/21	500,000	488,312
4.250%, 10/14/21	3,500,000	3,483,211
3.300%, 11/16/22	1,150,000	1,094,115
3.950%, 2/27/23	850,000	824,982
3.700%, 5/30/24	1,500,000	1,421,338
4.100%, 1/13/26	1,000,000	947,884
E*TRADE Financial Corp.
2.950%, 8/24/22	500,000	483,385
3.800%, 8/24/27	250,000	237,858
4.500%, 6/20/28	350,000	350,100
Eaton Vance Corp.
3.625%, 6/15/23	500,000	498,655
3.500%, 4/6/27	250,000	240,406
Franklin Resources, Inc.
2.850%, 3/30/25	1,250,000	1,184,203
FS Investment Corp.
4.250%, 1/15/20	150,000	150,244
Goldman Sachs Bank USA
3.200%, 6/5/20	830,000	832,201
Goldman Sachs Group, Inc. (The)
2.550%, 10/23/19	1,000,000	995,130
2.300%, 12/13/19	2,315,000	2,294,084
5.375%, 3/15/20	3,150,000	3,248,666
2.600%, 4/23/20	3,000,000	2,973,043
2.750%, 9/15/20	350,000	346,028
2.600%, 12/27/20	4,000,000	3,935,600
2.875%, 2/25/21	1,000,000	986,152
2.625%, 4/25/21	1,860,000	1,819,390
5.250%, 7/27/21	1,905,000	1,989,942
2.350%, 11/15/21	900,000	866,110
5.750%, 1/24/22	4,400,000	4,678,377
3.000%, 4/26/22	2,085,000	2,042,614
(ICE LIBOR USD 3 Month + 0.82%), 2.876%, 10/31/22(k)	2,500,000	2,435,278
3.625%, 1/22/23	2,244,000	2,228,388
3.200%, 2/23/23	2,855,000	2,784,844
(ICE LIBOR USD 3 Month + 1.05%), 2.908%, 6/5/23(k)	1,500,000	1,449,201
4.000%, 3/3/24	3,045,000	3,053,106
3.850%, 7/8/24	2,000,000	1,988,955
3.500%, 1/23/25	3,250,000	3,147,036
3.750%, 5/22/25	2,400,000	2,350,943
(ICE LIBOR USD 3 Month + 1.20%), 3.272%, 9/29/25(k)	1,830,000	1,746,254
3.750%, 2/25/26	580,000	563,879
3.500%, 11/16/26	1,815,000	1,722,700
3.850%, 1/26/27	2,240,000	2,171,287
(ICE LIBOR USD 3 Month + 1.51%), 3.691%, 6/5/28(k)	1,000,000	950,026
(ICE LIBOR USD 3 Month + 1.30%), 4.223%, 5/1/29(k)	2,000,000	1,966,440
Series D
6.000%, 6/15/20	1,428,000	1,492,208
Intercontinental Exchange, Inc.
2.750%, 12/1/20	610,000	604,859
2.350%, 9/15/22	1,750,000	1,677,737
3.450%, 9/21/23	300,000	298,666
4.000%, 10/15/23	850,000	871,556
3.750%, 12/1/25	610,000	608,223
3.750%, 9/21/28	535,000	529,374
Invesco Finance plc
3.125%, 11/30/22	1,000,000	979,335
Jefferies Group LLC
5.125%, 1/20/23	117,000	120,792
4.850%, 1/15/27	665,000	653,040
Lazard Group LLC
4.250%, 11/14/20	384,000	388,557
4.500%, 9/19/28	350,000	344,015
Legg Mason, Inc.
4.750%, 3/15/26	250,000	253,975

See Notes to Portfolio of Investments.

14

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

	Principal Amount	Value (Note 1)
Moody’s Corp.
5.500%, 9/1/20	$500,000	$519,146
3.250%, 6/7/21	250,000	248,682
2.750%, 12/15/21	250,000	244,237
4.500%, 9/1/22	31,000	31,941
2.625%, 1/15/23	650,000	621,814
4.875%, 2/15/24	500,000	522,597
Morgan Stanley
5.500%, 1/26/20	250,000	257,626
2.650%, 1/27/20	3,000,000	2,981,829
2.800%, 6/16/20	3,000,000	2,976,344
5.500%, 7/24/20	1,522,000	1,579,026
5.750%, 1/25/21	4,112,000	4,319,133
2.500%, 4/21/21	2,500,000	2,438,754
5.500%, 7/28/21	2,130,000	2,241,005
2.625%, 11/17/21	2,205,000	2,141,890
2.750%, 5/19/22	2,065,000	2,000,920
4.875%, 11/1/22	312,000	322,641
3.125%, 1/23/23	800,000	779,616
3.750%, 2/25/23	3,394,000	3,389,549
4.100%, 5/22/23	2,000,000	2,001,340
(ICE LIBOR USD 3 Month + 0.85%), 3.737%, 4/24/24(k)	900,000	892,696
3.700%, 10/23/24	2,000,000	1,966,138
4.000%, 7/23/25	505,000	502,802
5.000%, 11/24/25	3,000,000	3,098,566
3.875%, 1/27/26	3,000,000	2,946,503
3.125%, 7/27/26	3,000,000	2,794,800
3.625%, 1/20/27	4,000,000	3,836,167
(ICE LIBOR USD 3 Month + 1.14%), 3.772%, 1/24/29(k)	4,300,000	4,127,869
Series F
3.875%, 4/29/24	2,500,000	2,490,471
Nasdaq, Inc.
5.550%, 1/15/20	894,000	920,944
3.850%, 6/30/26	145,000	139,854
Nomura Holdings, Inc.
6.700%, 3/4/20	959,000	1,000,497
Northern Trust Corp.
3.450%, 11/4/20	850,000	855,865
3.375%, 8/23/21	375,000	377,129
2.375%, 8/2/22	500,000	482,118
3.650%, 8/3/28	500,000	494,057
(ICE LIBOR USD 3 Month + 1.13%), 3.375%, 5/8/32(k)	468,000	446,069
Prospect Capital Corp.
5.875%, 3/15/23	250,000	254,907
S&P Global, Inc.
3.300%, 8/14/20	600,000	599,705
4.000%, 6/15/25	250,000	251,346
Stifel Financial Corp.
4.250%, 7/18/24	700,000	697,938
TD Ameritrade Holding Corp.
5.600%, 12/1/19	100,000	102,899
2.950%, 4/1/22	250,000	244,992
3.625%, 4/1/25	1,000,000	982,035
3.300%, 4/1/27	455,000	434,600
Thomson Reuters Corp.
4.700%, 10/15/19	369,000	374,535
4.300%, 11/23/23	500,000	507,387
3.350%, 5/15/26	570,000	523,767
UBS AG
2.350%, 3/26/20	2,750,000	2,718,177

		186,587,150

Consumer Finance (1.8%)
AerCap Ireland Capital DAC
4.625%, 10/30/20	2,350,000	2,389,973
4.500%, 5/15/21	2,150,000	2,178,522
3.950%, 2/1/22	2,700,000	2,693,195
3.500%, 5/26/22(x)	1,030,000	1,010,340
3.300%, 1/23/23	500,000	480,564
4.125%, 7/3/23	500,000	495,241
3.500%, 1/15/25	600,000	565,668
4.450%, 10/1/25	350,000	346,722
3.650%, 7/21/27	1,000,000	915,657
3.875%, 1/23/28	500,000	464,256
American Express Co.
2.200%, 10/30/20	600,000	587,378
3.375%, 5/17/21	1,150,000	1,150,325
2.500%, 8/1/22	3,000,000	2,878,919
2.650%, 12/2/22	1,487,000	1,430,776
3.400%, 2/27/23	2,000,000	1,971,630
3.700%, 8/3/23	1,000,000	994,470
3.000%, 10/30/24	750,000	716,058
3.625%, 12/5/24	1,070,000	1,051,032
American Express Credit Corp.
1.700%, 10/30/19	750,000	740,068
2.375%, 5/26/20	1,750,000	1,727,984
2.250%, 5/5/21	2,000,000	1,946,561
3.300%, 5/3/27	1,150,000	1,103,468
American Honda Finance Corp.
2.000%, 11/13/19	500,000	494,308
2.000%, 2/14/20	750,000	738,506
3.000%, 6/16/20	500,000	498,453
2.650%, 2/12/21	1,000,000	984,757
1.650%, 7/12/21	1,000,000	954,147
1.700%, 9/9/21	2,400,000	2,285,442
2.600%, 11/16/22	650,000	627,320
3.450%, 7/14/23	500,000	495,932
2.900%, 2/16/24	500,000	480,834
2.300%, 9/9/26	720,000	645,333
3.500%, 2/15/28	500,000	484,435
Capital One Financial Corp.
2.500%, 5/12/20	1,987,000	1,963,279
2.400%, 10/30/20	175,000	171,396
3.450%, 4/30/21	1,000,000	998,233
4.750%, 7/15/21	500,000	517,152
3.050%, 3/9/22	600,000	586,428
3.200%, 1/30/23	1,000,000	969,566
3.750%, 4/24/24	1,000,000	981,150
3.300%, 10/30/24	350,000	333,292
4.250%, 4/30/25	850,000	844,514
4.200%, 10/29/25	750,000	728,672
3.750%, 7/28/26	2,000,000	1,862,276
3.750%, 3/9/27	1,150,000	1,082,270
3.800%, 1/31/28	1,000,000	941,183
Caterpillar Financial Services Corp.
2.000%, 11/29/19	270,000	267,021
2.100%, 1/10/20	385,000	380,884
2.000%, 3/5/20	1,000,000	986,351
2.950%, 5/15/20	500,000	499,717
1.850%, 9/4/20	500,000	488,102
2.900%, 3/15/21	500,000	496,195
3.150%, 9/7/21	275,000	274,687
1.931%, 10/1/21	1,000,000	960,953
2.850%, 6/1/22	500,000	491,148
2.400%, 6/6/22	1,000,000	968,814
2.550%, 11/29/22(x)	500,000	485,208
2.625%, 3/1/23(x)	1,000,000	966,198
3.450%, 5/15/23(x)	500,000	500,264
3.300%, 6/9/24	1,250,000	1,238,002
3.250%, 12/1/24	500,000	492,348
2.400%, 8/9/26	250,000	227,105

See Notes to Portfolio of Investments.

15

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

	Principal Amount	Value (Note 1)
Discover Financial Services
5.200%, 4/27/22	$100,000	$103,437
3.850%, 11/21/22	1,144,000	1,130,581
3.950%, 11/6/24	250,000	244,268
3.750%, 3/4/25	350,000	333,594
4.100%, 2/9/27	565,000	539,928
Ford Motor Credit Co. LLC
2.681%, 1/9/20	790,000	781,752
2.459%, 3/27/20(x)	1,500,000	1,476,156
2.425%, 6/12/20	645,000	631,999
3.157%, 8/4/20	500,000	494,996
2.343%, 11/2/20	750,000	727,727
3.200%, 1/15/21	750,000	738,144
3.336%, 3/18/21	1,000,000	984,801
3.470%, 4/5/21	245,000	241,900
5.875%, 8/2/21	4,600,000	4,811,931
3.813%, 10/12/21	755,000	746,681
3.219%, 1/9/22	1,500,000	1,451,467
3.339%, 3/28/22	2,000,000	1,934,948
2.979%, 8/3/22	750,000	711,088
4.250%, 9/20/22	2,700,000	2,675,953
4.140%, 2/15/23	750,000	737,366
3.810%, 1/9/24	1,140,000	1,088,543
4.687%, 6/9/25	500,000	488,240
4.134%, 8/4/25	600,000	565,906
4.389%, 1/8/26	2,050,000	1,952,799
3.815%, 11/2/27(x)	750,000	670,096
General Motors Financial Co., Inc.
2.350%, 10/4/19(x)	750,000	744,635
3.150%, 1/15/20	1,000,000	999,520
2.650%, 4/13/20	625,000	619,005
3.200%, 7/13/20	1,250,000	1,245,335
2.450%, 11/6/20(x)	1,750,000	1,711,289
3.700%, 11/24/20	1,750,000	1,755,044
4.200%, 3/1/21	750,000	759,005
3.550%, 4/9/21	440,000	438,655
3.200%, 7/6/21	2,250,000	2,218,164
3.450%, 1/14/22	1,000,000	985,789
3.450%, 4/10/22	2,000,000	1,965,510
3.150%, 6/30/22	225,000	218,239
3.250%, 1/5/23	750,000	723,095
3.700%, 5/9/23	875,000	853,692
4.150%, 6/19/23	500,000	497,934
3.950%, 4/13/24	1,000,000	971,882
3.500%, 11/7/24	1,750,000	1,642,587
4.000%, 1/15/25	2,000,000	1,924,007
4.350%, 4/9/25	575,000	561,868
4.300%, 7/13/25	1,250,000	1,212,743
5.250%, 3/1/26	700,000	715,168
4.000%, 10/6/26	750,000	702,490
4.350%, 1/17/27	835,000	798,574
3.850%, 1/5/28	500,000	454,569
HSBC USA, Inc.
2.350%, 3/5/20	2,000,000	1,978,295
2.750%, 8/7/20	500,000	495,410
5.000%, 9/27/20	650,000	668,939
3.500%, 6/23/24(x)	900,000	880,369
John Deere Capital Corp.
1.250%, 10/9/19	1,000,000	983,803
2.050%, 3/10/20	750,000	740,393
1.950%, 6/22/20	95,000	93,313
2.375%, 7/14/20	500,000	493,816
2.350%, 1/8/21	500,000	491,575
2.800%, 3/4/21	1,000,000	990,447
2.875%, 3/12/21	500,000	495,103
3.900%, 7/12/21	350,000	355,701
3.125%, 9/10/21	400,000	398,720
3.150%, 10/15/21	500,000	497,700
2.650%, 1/6/22	500,000	489,902
2.750%, 3/15/22	1,000,000	981,132
2.150%, 9/8/22	650,000	620,357
2.700%, 1/6/23	500,000	484,787
2.800%, 3/6/23	500,000	486,698
3.450%, 6/7/23(x)	250,000	249,669
3.350%, 6/12/24	650,000	642,484
2.650%, 6/24/24	660,000	628,495
3.450%, 3/13/25	1,250,000	1,235,967
3.400%, 9/11/25	350,000	344,173
2.650%, 6/10/26	500,000	463,724
2.800%, 9/8/27(x)	400,000	370,895
3.050%, 1/6/28	500,000	472,165
Series 0014
2.450%, 9/11/20	200,000	197,421
PACCAR Financial Corp.
1.950%, 2/27/20	210,000	207,001
2.800%, 3/1/21	335,000	330,966
3.100%, 5/10/21	390,000	387,351
3.150%, 8/9/21	350,000	347,292
2.300%, 8/10/22	1,000,000	957,098
3.400%, 8/9/23	350,000	347,860
Synchrony Financial
2.700%, 2/3/20	750,000	741,726
4.250%, 8/15/24	750,000	722,017
4.500%, 7/23/25	500,000	484,279
3.700%, 8/4/26	500,000	449,033
3.950%, 12/1/27	1,500,000	1,358,981
Toyota Motor Credit Corp.
1.550%, 10/18/19	750,000	740,093
2.200%, 1/10/20(x)	500,000	495,453
2.150%, 3/12/20	3,000,000	2,963,864
1.950%, 4/17/20	500,000	492,567
4.500%, 6/17/20	300,000	306,830
4.250%, 1/11/21	1,300,000	1,329,243
1.900%, 4/8/21	750,000	725,427
2.950%, 4/13/21	375,000	372,110
2.750%, 5/17/21	750,000	739,689
3.400%, 9/15/21	1,050,000	1,053,471
2.600%, 1/11/22	1,000,000	976,958
3.300%, 1/12/22	156,000	155,795
2.800%, 7/13/22	750,000	733,471
2.150%, 9/8/22	850,000	809,703
2.625%, 1/10/23(x)	1,150,000	1,111,264
2.700%, 1/11/23	500,000	484,626
3.450%, 9/20/23	750,000	748,143
2.250%, 10/18/23	750,000	704,857
2.900%, 4/17/24	500,000	481,059
3.400%, 4/14/25	750,000	736,987
3.200%, 1/11/27	1,000,000	961,305
3.050%, 1/11/28	500,000	472,465

		150,374,219

Diversified Financial Services (0.7%)
Berkshire Hathaway, Inc.
2.200%, 3/15/21	1,360,000	1,333,511
3.750%, 8/15/21	500,000	509,178
3.400%, 1/31/22	500,000	504,092
3.000%, 2/11/23	500,000	496,003
2.750%, 3/15/23	1,000,000	974,625
3.125%, 3/15/26	2,395,000	2,302,921
Block Financial LLC
4.125%, 10/1/20	500,000	504,296
5.250%, 10/1/25(x)	500,000	503,309

See Notes to Portfolio of Investments.

16

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

	Principal Amount	Value (Note 1)
GE Capital International Funding Co. Unlimited Co.
2.342%, 11/15/20	$12,385,000	$12,098,005
3.373%, 11/15/25	5,000,000	4,757,371
Genpact Luxembourg Sarl
3.700%, 4/1/22	250,000	243,031
Jefferies Financial Group, Inc.
5.500%, 10/18/23	800,000	828,560
JPMorgan Chase Bank NA
(ICE LIBOR USD 3 Month + 0.28%), 2.604%, 2/1/21(k)	2,925,000	2,902,067
(ICE LIBOR USD 3 Month + 0.35%), 3.086%, 4/26/21(k)	1,500,000	1,493,931
National Rural Utilities Cooperative Finance Corp.
1.500%, 11/1/19	270,000	265,409
2.350%, 6/15/20	1,500,000	1,479,568
2.300%, 11/1/20	250,000	245,329
2.900%, 3/15/21	350,000	347,402
2.400%, 4/25/22	300,000	289,898
2.300%, 9/15/22	250,000	239,202
2.700%, 2/15/23	500,000	483,256
3.400%, 11/15/23	1,000,000	989,696
2.950%, 2/7/24	210,000	202,530
3.250%, 11/1/25	250,000	242,988
3.050%, 4/25/27	350,000	330,624
3.400%, 2/7/28	500,000	485,426
(ICE LIBOR USD 3 Month + 2.91%), 4.750%, 4/30/43(k)	350,000	352,625
ORIX Corp.
2.900%, 7/18/22	330,000	318,150
3.250%, 12/4/24	750,000	712,490
3.700%, 7/18/27	400,000	381,227
Private Export Funding Corp.
Series II
2.050%, 11/15/22	1,125,000	1,078,697
Series KK
3.550%, 1/15/24	729,000	742,414
Series LL
2.250%, 3/15/20	2,000,000	1,984,469
Series MM
2.300%, 9/15/20	500,000	493,572
Shell International Finance BV
4.375%, 3/25/20	1,629,000	1,661,064
2.125%, 5/11/20	1,500,000	1,480,161
2.250%, 11/10/20	750,000	737,581
1.875%, 5/10/21	1,500,000	1,453,025
1.750%, 9/12/21	1,000,000	960,006
2.375%, 8/21/22	1,175,000	1,135,762
3.400%, 8/12/23	900,000	898,947
3.250%, 5/11/25	2,500,000	2,448,314
2.875%, 5/10/26	1,250,000	1,186,687
2.500%, 9/12/26	1,000,000	920,664
Synchrony Bank
3.650%, 5/24/21	750,000	742,516
3.000%, 6/15/22	770,000	738,413
Voya Financial, Inc.
3.125%, 7/15/24	700,000	658,602
3.650%, 6/15/26	625,000	596,029

		56,733,643

Insurance (0.7%)
Aflac, Inc.
4.000%, 2/15/22(x)	500,000	506,803
3.625%, 6/15/23	1,150,000	1,151,580
3.625%, 11/15/24	1,000,000	991,623
Alleghany Corp.
5.625%, 9/15/20	200,000	207,511
Allied World Assurance Co. Holdings Ltd.
4.350%, 10/29/25	250,000	241,604
Allstate Corp. (The)
3.150%, 6/15/23	156,000	153,104
3.280%, 12/15/26	500,000	480,671
Series B
(ICE LIBOR USD 3 Month + 2.94%), 5.750%, 8/15/53(k)	500,000	512,500
Alterra Finance LLC
6.250%, 9/30/20	500,000	525,429
American Financial Group, Inc.
3.500%, 8/15/26	635,000	593,397
American International Group, Inc.
3.375%, 8/15/20	500,000	499,360
6.400%, 12/15/20	1,100,000	1,169,282
3.300%, 3/1/21	555,000	552,794
4.875%, 6/1/22	750,000	779,720
3.750%, 7/10/25	1,380,000	1,340,639
3.900%, 4/1/26	2,000,000	1,950,782
4.200%, 4/1/28	375,000	370,698
Aon Corp.
5.000%, 9/30/20	787,000	810,478
Aon plc
2.800%, 3/15/21	350,000	343,805
3.500%, 6/14/24	350,000	342,263
3.875%, 12/15/25	600,000	592,782
Arch Capital Finance LLC
4.011%, 12/15/26	500,000	493,229
Assurant, Inc.
4.000%, 3/15/23	300,000	297,087
4.200%, 9/27/23	250,000	248,779
4.900%, 3/27/28	250,000	248,841
Assured Guaranty US Holdings, Inc.
5.000%, 7/1/24(x)	500,000	513,091
Athene Holding Ltd.
4.125%, 1/12/28	750,000	701,243
AXIS Specialty Finance LLC
5.875%, 6/1/20	700,000	721,396
AXIS Specialty Finance plc
4.000%, 12/6/27	500,000	472,082
Berkshire Hathaway Finance Corp.
4.250%, 1/15/21	1,175,000	1,204,690
3.000%, 5/15/22	656,000	651,269
Brighthouse Financial, Inc.
3.700%, 6/22/27	2,000,000	1,773,895
Brown & Brown, Inc.
4.200%, 9/15/24	350,000	347,451
Chubb INA Holdings, Inc.
2.300%, 11/3/20	665,000	652,431
3.350%, 5/15/24	600,000	589,037
3.150%, 3/15/25	1,000,000	964,781
3.350%, 5/3/26	410,000	398,410
CNA Financial Corp.
5.875%, 8/15/20	902,000	941,583
4.500%, 3/1/26	500,000	505,383
3.450%, 8/15/27	500,000	461,331
Enstar Group Ltd.
4.500%, 3/10/22	250,000	251,178
Fairfax Financial Holdings Ltd.
4.850%, 4/17/28§	250,000	245,641
Fidelity National Financial, Inc.
5.500%, 9/1/22	500,000	528,819
4.500%, 8/15/28§	475,000	465,806

See Notes to Portfolio of Investments.

17

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

	Principal Amount	Value (Note 1)
First American Financial Corp.
4.600%, 11/15/24	$500,000	$500,322
Hanover Insurance Group, Inc. (The)
4.500%, 4/15/26	750,000	740,503
Hartford Financial Services Group, Inc. (The)
5.500%, 3/30/20	900,000	927,783
5.125%, 4/15/22	250,000	261,762
Kemper Corp.
4.350%, 2/15/25	355,000	348,484
Lincoln National Corp.
6.250%, 2/15/20	485,000	502,627
4.850%, 6/24/21	334,000	345,064
4.000%, 9/1/23	215,000	216,796
3.625%, 12/12/26	500,000	478,008
Loews Corp.
2.625%, 5/15/23	900,000	864,383
3.750%, 4/1/26	300,000	295,152
Manulife Financial Corp.
4.150%, 3/4/26	1,000,000	1,006,294
(USD ICE Swap Rate 5 Year + 1.65%), 4.061%, 2/24/32(k)	750,000	714,415
Markel Corp.
3.500%, 11/1/27	350,000	325,773
Marsh & McLennan Cos., Inc.
4.800%, 7/15/21	600,000	620,764
2.750%, 1/30/22	915,000	890,403
3.500%, 6/3/24	1,000,000	977,908
Mercury General Corp.
4.400%, 3/15/27	300,000	288,564
MetLife, Inc.
4.750%, 2/8/21	1,193,000	1,231,355
3.082%, 12/15/22(e)	1,000,000	980,051
3.600%, 4/10/24	500,000	501,216
3.000%, 3/1/25	500,000	476,899
3.600%, 11/13/25	1,300,000	1,276,074
Series D
4.368%, 9/15/23(e)	667,000	690,536
Old Republic International Corp.
4.875%, 10/1/24	400,000	411,685
3.875%, 8/26/26	500,000	478,846
PartnerRe Finance B LLC
5.500%, 6/1/20	454,000	467,825
Principal Financial Group, Inc.
3.100%, 11/15/26	350,000	324,025
(ICE LIBOR USD 3 Month + 3.04%), 4.700%, 5/15/55(k)	300,000	301,500
Progressive Corp. (The)
3.750%, 8/23/21	219,000	221,225
Protective Life Corp.
7.375%, 10/15/19	550,000	574,326
Prudential Financial, Inc.
5.375%, 6/21/20	1,100,000	1,139,197
4.500%, 11/16/21	1,000,000	1,031,385
3.878%, 3/27/28	1,000,000	986,505
(ICE LIBOR USD 3 Month + 3.92%), 5.625%, 6/15/43(k)	1,000,000	1,034,500
(ICE LIBOR USD 3 Month + 2.38%), 4.500%, 9/15/47(k)	1,075,000	997,062
(ICE LIBOR USD 3 Month + 2.67%), 5.700%, 9/15/48(k)	1,500,000	1,488,750
Reinsurance Group of America, Inc.
6.450%, 11/15/19	369,000	381,637
5.000%, 6/1/21	60,000	62,213
4.700%, 9/15/23	1,000,000	1,026,659
RenaissanceRe Finance, Inc.
3.700%, 4/1/25	250,000	243,356
3.450%, 7/1/27	195,000	182,390
Sompo International Holdings Ltd.
4.700%, 10/15/22	250,000	252,955
Torchmark Corp.
3.800%, 9/15/22	250,000	248,762
4.550%, 9/15/28	500,000	502,560
Trinity Acquisition plc
3.500%, 9/15/21	250,000	247,354
4.400%, 3/15/26	250,000	248,270
Unum Group
5.625%, 9/15/20	500,000	519,800
3.000%, 5/15/21	160,000	157,442
4.000%, 3/15/24	300,000	295,694
Willis North America, Inc.
3.600%, 5/15/24	550,000	534,824
4.500%, 9/15/28	500,000	499,914
Willis Towers Watson plc
5.750%, 3/15/21	500,000	522,441
WR Berkley Corp.
5.375%, 9/15/20	100,000	103,284
4.625%, 3/15/22	750,000	771,286

		59,513,086

Thrifts & Mortgage Finance (0.1%)
BPCE SA
2.250%, 1/27/20	500,000	494,365
2.650%, 2/3/21	750,000	736,446
2.750%, 12/2/21	500,000	488,350
4.000%, 4/15/24	1,250,000	1,256,767
3.375%, 12/2/26	500,000	467,536

		3,443,464

Total Financials		1,178,638,138

Health Care (3.3%)
Biotechnology (0.6%)
AbbVie, Inc.
2.500%, 5/14/20	3,500,000	3,460,660
2.300%, 5/14/21	1,450,000	1,411,133
3.375%, 11/14/21	415,000	413,934
2.900%, 11/6/22	2,519,000	2,446,658
3.200%, 11/6/22	1,000,000	981,259
2.850%, 5/14/23	1,000,000	963,400
3.750%, 11/14/23	700,000	697,129
3.600%, 5/14/25	3,000,000	2,904,235
3.200%, 5/14/26	1,500,000	1,397,150
Amgen, Inc.
4.500%, 3/15/20	315,000	321,236
2.125%, 5/1/20	250,000	246,184
2.200%, 5/11/20	1,100,000	1,084,298
3.450%, 10/1/20	1,312,000	1,316,551
4.100%, 6/15/21	1,000,000	1,018,403
1.850%, 8/19/21	500,000	479,579
2.700%, 5/1/22	500,000	486,199
2.650%, 5/11/22	600,000	582,677
3.625%, 5/15/22	1,094,000	1,099,931
2.250%, 8/19/23	1,150,000	1,079,229
3.625%, 5/22/24	1,750,000	1,748,305
3.125%, 5/1/25	250,000	239,636
2.600%, 8/19/26	1,150,000	1,039,396
3.200%, 11/2/27	1,250,000	1,172,353
Baxalta, Inc.
2.875%, 6/23/20	239,000	236,921
4.000%, 6/23/25	239,000	236,369
Biogen, Inc.
2.900%, 9/15/20	1,000,000	994,516

See Notes to Portfolio of Investments.

18

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

	Principal Amount	Value (Note 1)
3.625%, 9/15/22	$570,000	$570,737
4.050%, 9/15/25	570,000	572,337
Celgene Corp.
2.875%, 8/15/20	1,000,000	993,322
3.950%, 10/15/20	1,031,000	1,043,172
2.875%, 2/19/21	230,000	227,366
3.250%, 8/15/22	850,000	836,095
3.550%, 8/15/22	1,000,000	994,422
2.750%, 2/15/23	500,000	479,368
3.250%, 2/20/23	1,250,000	1,225,463
4.000%, 8/15/23	850,000	855,697
3.625%, 5/15/24	2,000,000	1,972,728
3.875%, 8/15/25	1,000,000	985,290
3.450%, 11/15/27	750,000	699,374
3.900%, 2/20/28	1,250,000	1,204,179
Gilead Sciences, Inc.
2.350%, 2/1/20	380,000	376,526
2.550%, 9/1/20	2,250,000	2,226,140
4.400%, 12/1/21	2,187,000	2,257,207
1.950%, 3/1/22	255,000	243,548
3.250%, 9/1/22	835,000	831,194
2.500%, 9/1/23	755,000	718,842
3.700%, 4/1/24	1,000,000	1,002,404
3.650%, 3/1/26	2,500,000	2,451,412

		50,824,164

Health Care Equipment & Supplies (0.5%)
Abbott Laboratories
2.000%, 3/15/20	500,000	493,771
4.125%, 5/27/20	325,000	330,081
2.800%, 9/15/20	650,000	647,850
2.900%, 11/30/21	1,650,000	1,628,453
2.550%, 3/15/22	750,000	728,434
3.250%, 4/15/23	1,150,000	1,140,672
3.400%, 11/30/23	1,750,000	1,743,267
2.950%, 3/15/25	1,000,000	955,277
3.875%, 9/15/25	490,000	490,863
3.750%, 11/30/26	3,500,000	3,467,454
Baxter International, Inc.
1.700%, 8/15/21	500,000	475,961
2.600%, 8/15/26	500,000	454,505
Becton Dickinson and Co.
2.675%, 12/15/19	545,000	539,209
2.404%, 6/5/20	435,000	426,779
3.250%, 11/12/20	1,300,000	1,295,125
2.894%, 6/6/22	1,000,000	964,900
3.363%, 6/6/24	1,000,000	966,300
3.734%, 12/15/24	1,857,000	1,815,218
3.700%, 6/6/27	2,250,000	2,152,575
Boston Scientific Corp.
6.000%, 1/15/20	1,100,000	1,136,966
2.850%, 5/15/20	250,000	247,836
3.375%, 5/15/22	250,000	247,520
3.850%, 5/15/25	750,000	745,895
Covidien International Finance SA
4.200%, 6/15/20	700,000	712,500
Danaher Corp.
2.400%, 9/15/20	500,000	492,447
3.350%, 9/15/25	310,000	303,324
Edwards Lifesciences Corp.
4.300%, 6/15/28	750,000	748,945
Medtronic, Inc.
2.500%, 3/15/20	1,170,000	1,161,447
4.125%, 3/15/21	500,000	510,501
3.125%, 3/15/22	150,000	149,244
3.150%, 3/15/22	2,000,000	1,985,179
2.750%, 4/1/23	769,000	745,913
3.625%, 3/15/24	1,000,000	998,912
3.500%, 3/15/25	3,000,000	2,976,075
Stryker Corp.
4.375%, 1/15/20	269,000	273,298
2.625%, 3/15/21	750,000	737,821
3.375%, 11/1/25	2,000,000	1,923,995
3.500%, 3/15/26	375,000	362,773
3.650%, 3/7/28	600,000	577,677
Zimmer Biomet Holdings, Inc.
2.700%, 4/1/20	1,100,000	1,089,275
3.375%, 11/30/21	500,000	494,558
3.150%, 4/1/22	750,000	733,589
3.700%, 3/19/23	575,000	571,001
3.550%, 4/1/25	1,075,000	1,031,197

		41,674,582

Health Care Providers & Services (1.1%)
Advocate Health & Hospitals Corp.
3.829%, 8/15/28	100,000	100,863
Aetna, Inc.
2.750%, 11/15/22	1,000,000	961,139
2.800%, 6/15/23	675,000	646,849
3.500%, 11/15/24	500,000	487,078
AmerisourceBergen Corp.
3.400%, 5/15/24	600,000	583,806
3.450%, 12/15/27	400,000	373,212
Anthem, Inc.
4.350%, 8/15/20	1,200,000	1,222,180
2.500%, 11/21/20	235,000	231,271
3.125%, 5/15/22	500,000	491,880
2.950%, 12/1/22	800,000	777,787
3.300%, 1/15/23	150,000	147,697
3.500%, 8/15/24	1,000,000	974,517
3.350%, 12/1/24	500,000	484,878
3.650%, 12/1/27	715,000	678,815
4.101%, 3/1/28	3,000,000	2,942,735
Cardinal Health, Inc.
4.625%, 12/15/20	1,000,000	1,022,137
2.616%, 6/15/22	800,000	765,453
3.200%, 3/15/23	1,000,000	967,094
3.079%, 6/15/24	500,000	471,513
3.410%, 6/15/27	1,250,000	1,152,781
Cigna Corp.
5.125%, 6/15/20	682,000	702,928
4.500%, 3/15/21	406,000	414,263
4.000%, 2/15/22	500,000	503,894
3.250%, 4/15/25	1,000,000	946,936
Coventry Health Care, Inc.
5.450%, 6/15/21	650,000	679,250
CVS Health Corp.
3.125%, 3/9/20	2,225,000	2,222,839
2.800%, 7/20/20	2,000,000	1,982,546
3.350%, 3/9/21	4,210,000	4,199,377
2.125%, 6/1/21	1,000,000	965,291
3.500%, 7/20/22	1,650,000	1,637,137
2.750%, 12/1/22	2,000,000	1,920,193
3.700%, 3/9/23	5,310,000	5,286,748
4.000%, 12/5/23	1,100,000	1,101,110
4.100%, 3/25/25	4,000,000	3,993,120
3.875%, 7/20/25	2,400,000	2,366,160
2.875%, 6/1/26(x)	1,500,000	1,374,198
4.300%, 3/25/28	5,665,000	5,616,186
Dignity Health
2.637%, 11/1/19	425,000	423,282
Express Scripts Holding Co.
2.600%, 11/30/20	750,000	732,909
3.300%, 2/25/21	200,000	198,217

See Notes to Portfolio of Investments.

19

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

	Principal Amount	Value (Note 1)
4.750%, 11/15/21	$1,350,000	$1,392,474
3.900%, 2/15/22	2,156,000	2,168,145
3.050%, 11/30/22	775,000	751,482
3.000%, 7/15/23	1,050,000	1,009,298
3.500%, 6/15/24	1,000,000	971,932
4.500%, 2/25/26	750,000	755,634
Halfmoon Parent, Inc.
3.200%, 9/17/20(b)§	1,150,000	1,145,945
3.400%, 9/17/21(b)§	600,000	597,684
3.750%, 7/15/23(b)§	1,500,000	1,496,353
4.125%, 11/15/25(b)§	525,000	523,741
4.375%, 10/15/28(b)§	1,340,000	1,334,884
Howard Hughes Medical Institute
3.500%, 9/1/23	1,000,000	1,005,498
Humana, Inc.
2.625%, 10/1/19	1,000,000	995,006
2.500%, 12/15/20	175,000	171,518
2.900%, 12/15/22	350,000	338,843
3.950%, 3/15/27	375,000	367,803
Kaiser Foundation Hospitals
3.500%, 4/1/22	350,000	350,196
3.150%, 5/1/27	375,000	357,878
Laboratory Corp. of America Holdings
4.625%, 11/15/20	1,600,000	1,638,367
3.750%, 8/23/22	56,000	56,055
4.000%, 11/1/23	500,000	503,260
3.250%, 9/1/24	750,000	716,717
McKesson Corp.
2.850%, 3/15/23	1,200,000	1,144,825
3.796%, 3/15/24	1,000,000	988,298
3.950%, 2/16/28(x)	305,000	294,073
Medco Health Solutions, Inc.
4.125%, 9/15/20	275,000	278,074
Providence St Joseph Health Obligated Group
Series H
2.746%, 10/1/26	400,000	369,141
Quest Diagnostics, Inc.
2.500%, 3/30/20	400,000	395,869
4.700%, 4/1/21	100,000	102,614
3.500%, 3/30/25	400,000	384,427
3.450%, 6/1/26	775,000	737,027
SSM Health Care Corp.
Series 2018
3.688%, 6/1/23	550,000	544,573
UnitedHealth Group, Inc.
2.300%, 12/15/19	500,000	496,160
2.700%, 7/15/20	1,875,000	1,861,651
1.950%, 10/15/20	500,000	488,026
4.700%, 2/15/21	850,000	879,689
2.125%, 3/15/21	500,000	486,723
3.150%, 6/15/21	750,000	747,340
2.875%, 3/15/22	500,000	491,468
3.350%, 7/15/22	1,000,000	997,759
2.375%, 10/15/22	750,000	718,599
2.750%, 2/15/23	1,000,000	969,761
2.875%, 3/15/23	600,000	584,686
3.500%, 6/15/23	650,000	651,211
3.750%, 7/15/25	2,000,000	2,009,521
3.100%, 3/15/26	500,000	479,339
3.450%, 1/15/27	750,000	731,451
2.950%, 10/15/27	1,000,000	934,196
3.850%, 6/15/28	1,000,000	1,002,499

		91,167,982

Life Sciences Tools & Services (0.1%)
Agilent Technologies, Inc.
5.000%, 7/15/20	600,000	617,976
3.875%, 7/15/23	1,094,000	1,090,167
Life Technologies Corp.
6.000%, 3/1/20	1,100,000	1,139,406
5.000%, 1/15/21	125,000	128,345
Thermo Fisher Scientific, Inc.
4.700%, 5/1/20	100,000	101,974
4.500%, 3/1/21	1,000,000	1,027,904
3.600%, 8/15/21	265,000	266,005
3.300%, 2/15/22	875,000	867,349
3.150%, 1/15/23	1,000,000	978,470
3.000%, 4/15/23	355,000	344,186
4.150%, 2/1/24	1,000,000	1,018,787
3.650%, 12/15/25	500,000	489,625
2.950%, 9/19/26	245,000	226,954
3.200%, 8/15/27	1,000,000	934,938

		9,232,086

Pharmaceuticals (1.0%)
Allergan Finance LLC
3.250%, 10/1/22	1,300,000	1,275,148
Allergan Funding SCS
3.000%, 3/12/20	2,400,000	2,396,484
3.450%, 3/15/22	2,440,000	2,423,361
3.850%, 6/15/24	1,250,000	1,236,092
3.800%, 3/15/25	3,125,000	3,056,406
Allergan, Inc.
3.375%, 9/15/20	1,000,000	999,242
2.800%, 3/15/23	400,000	381,587
AstraZeneca plc
2.375%, 11/16/20	1,500,000	1,473,004
2.375%, 6/12/22	1,000,000	961,115
3.500%, 8/17/23	350,000	347,244
3.375%, 11/16/25	1,500,000	1,450,626
3.125%, 6/12/27	1,150,000	1,066,619
Bristol-Myers Squibb Co.
2.000%, 8/1/22	656,000	626,292
3.250%, 2/27/27	750,000	730,676
Eli Lilly & Co.
2.350%, 5/15/22	250,000	242,706
2.750%, 6/1/25	1,500,000	1,434,017
3.100%, 5/15/27	622,000	596,962
GlaxoSmithKline Capital plc
3.125%, 5/14/21	355,000	354,134
2.850%, 5/8/22	2,000,000	1,959,867
GlaxoSmithKline Capital, Inc.
2.800%, 3/18/23	1,156,000	1,124,035
3.375%, 5/15/23	500,000	497,574
3.625%, 5/15/25	280,000	278,845
3.875%, 5/15/28	500,000	502,269
Johnson & Johnson
1.950%, 11/10/20	250,000	244,754
1.650%, 3/1/21	750,000	726,183
3.550%, 5/15/21	500,000	506,842
2.450%, 12/5/21	1,250,000	1,221,136
2.250%, 3/3/22	1,500,000	1,456,940
2.050%, 3/1/23	750,000	717,232
3.375%, 12/5/23	500,000	505,631
2.625%, 1/15/25	750,000	719,603
2.450%, 3/1/26	750,000	700,853
2.950%, 3/3/27	2,000,000	1,919,541
Merck & Co., Inc.
1.850%, 2/10/20	1,000,000	986,453
3.875%, 1/15/21	1,000,000	1,016,171
2.350%, 2/10/22	1,000,000	973,664
2.400%, 9/15/22	1,200,000	1,162,986

See Notes to Portfolio of Investments.

20

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

	Principal Amount	Value (Note 1)
2.800%, 5/18/23	$1,700,000	$1,665,444
2.750%, 2/10/25	1,000,000	959,922
Mylan NV
3.750%, 12/15/20	750,000	751,851
3.150%, 6/15/21	1,750,000	1,722,887
3.950%, 6/15/26	1,750,000	1,654,381
Mylan, Inc.
4.550%, 4/15/28§	500,000	486,258
Novartis Capital Corp.
1.800%, 2/14/20	405,000	398,889
4.400%, 4/24/20	100,000	102,145
2.400%, 5/17/22	750,000	727,349
2.400%, 9/21/22	1,200,000	1,159,820
3.400%, 5/6/24	1,000,000	1,000,130
3.000%, 11/20/25	1,500,000	1,442,080
3.100%, 5/17/27	3,000,000	2,875,066
Perrigo Finance Unlimited Co.
4.375%, 3/15/26	700,000	685,784
Pfizer, Inc.
1.700%, 12/15/19	750,000	739,946
1.950%, 6/3/21	1,250,000	1,213,527
3.000%, 9/15/21	375,000	373,720
2.200%, 12/15/21	750,000	728,293
3.000%, 6/15/23	1,000,000	985,847
3.200%, 9/15/23	750,000	743,358
3.400%, 5/15/24	1,500,000	1,499,480
2.750%, 6/3/26	1,000,000	944,484
3.000%, 12/15/26	1,500,000	1,434,128
3.600%, 9/15/28	1,350,000	1,332,860
Sanofi
4.000%, 3/29/21	2,106,000	2,146,759
3.375%, 6/19/23(x)	750,000	750,459
3.625%, 6/19/28	750,000	746,080
Shire Acquisitions Investments Ireland DAC
2.400%, 9/23/21	2,500,000	2,414,145
2.875%, 9/23/23	2,250,000	2,141,027
3.200%, 9/23/26	2,450,000	2,261,843
Zoetis, Inc.
3.450%, 11/13/20	250,000	250,881
3.250%, 8/20/21	115,000	114,332
3.250%, 2/1/23	1,185,000	1,162,789
4.500%, 11/13/25	750,000	776,844
3.000%, 9/12/27	500,000	463,695
3.900%, 8/20/28	350,000	346,841

		77,475,638

Total Health Care		270,374,452

Industrials (2.0%)
Aerospace & Defense (0.6%)
Boeing Co. (The)
1.650%, 10/30/20	600,000	583,264
2.125%, 3/1/22	250,000	241,504
2.800%, 3/1/23	1,000,000	977,084
1.875%, 6/15/23	300,000	279,841
2.850%, 10/30/24	300,000	288,159
2.600%, 10/30/25	650,000	609,416
2.250%, 6/15/26	300,000	272,320
Embraer Netherlands Finance BV
5.050%, 6/15/25	1,750,000	1,754,375
Embraer Overseas Ltd.
5.696%, 9/16/23§	1,750,000	1,809,062
General Dynamics Corp.
2.875%, 5/11/20	750,000	748,214
3.000%, 5/11/21	625,000	621,394
3.875%, 7/15/21	562,000	571,194
2.250%, 11/15/22	1,094,000	1,045,756
3.375%, 5/15/23	625,000	623,608
1.875%, 8/15/23	650,000	605,868
2.375%, 11/15/24	500,000	468,011
3.500%, 5/15/25	750,000	748,783
2.125%, 8/15/26	750,000	673,005
3.750%, 5/15/28	805,000	804,811
Harris Corp.
2.700%, 4/27/20	100,000	98,963
3.832%, 4/27/25	200,000	196,231
4.400%, 6/15/28	750,000	752,935
Hexcel Corp.
4.700%, 8/15/25	150,000	153,017
3.950%, 2/15/27	350,000	339,124
L3 Technologies, Inc.
4.950%, 2/15/21	1,194,000	1,224,719
3.850%, 6/15/23	535,000	535,500
3.950%, 5/28/24	206,000	202,670
3.850%, 12/15/26	245,000	236,826
4.400%, 6/15/28	1,000,000	996,245
Lockheed Martin Corp.
4.250%, 11/15/19	1,624,000	1,653,018
2.500%, 11/23/20	1,000,000	986,234
3.350%, 9/15/21	500,000	500,260
3.100%, 1/15/23	500,000	494,135
2.900%, 3/1/25	250,000	239,206
3.550%, 1/15/26	1,250,000	1,235,296
Northrop Grumman Corp.
2.080%, 10/15/20	810,000	790,478
3.500%, 3/15/21	31,000	31,113
2.550%, 10/15/22	1,250,000	1,209,328
3.250%, 8/1/23	2,100,000	2,061,421
2.930%, 1/15/25	1,000,000	949,351
3.250%, 1/15/28	1,500,000	1,410,172
Precision Castparts Corp.
2.250%, 6/15/20	750,000	738,966
2.500%, 1/15/23	562,000	540,447
3.250%, 6/15/25	750,000	728,918
Raytheon Co.
4.400%, 2/15/20	1,069,000	1,087,401
3.125%, 10/15/20	1,156,000	1,157,354
2.500%, 12/15/22	500,000	483,920
Rockwell Collins, Inc.
2.800%, 3/15/22	1,000,000	972,648
3.200%, 3/15/24	1,000,000	966,479
3.500%, 3/15/27	715,000	682,277
Spirit AeroSystems, Inc.
3.950%, 6/15/23	500,000	497,913
3.850%, 6/15/26	375,000	357,915
4.600%, 6/15/28	500,000	496,591
Textron, Inc.
3.875%, 3/1/25	285,000	279,247
4.000%, 3/15/26	175,000	171,897
3.650%, 3/15/27	250,000	238,306
United Technologies Corp.
1.500%, 11/1/19	750,000	738,108
4.500%, 4/15/20	1,275,000	1,299,512
1.900%, 5/4/20	750,000	734,728
3.350%, 8/16/21	305,000	304,647
1.950%, 11/1/21	750,000	717,219
2.300%, 5/4/22	750,000	717,213
3.100%, 6/1/22	1,844,000	1,810,739
3.650%, 8/16/23	560,000	557,596
2.800%, 5/4/24	500,000	474,123
3.950%, 8/16/25	375,000	372,528
2.650%, 11/1/26	415,000	374,984
3.125%, 5/4/27	1,250,000	1,165,249

		48,688,836

See Notes to Portfolio of Investments.

21

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

	Principal Amount	Value (Note 1)
Air Freight & Logistics (0.1%)
CH Robinson Worldwide, Inc.
4.200%, 4/15/28	$500,000	$492,406
FedEx Corp.
2.300%, 2/1/20	500,000	495,097
2.625%, 8/1/22	276,000	267,238
4.000%, 1/15/24	450,000	458,726
3.200%, 2/1/25	750,000	727,903
3.250%, 4/1/26	500,000	480,568
3.300%, 3/15/27	500,000	478,491
3.400%, 2/15/28	500,000	479,781
United Parcel Service, Inc.
3.125%, 1/15/21	1,675,000	1,673,415
2.050%, 4/1/21	500,000	486,596
2.350%, 5/16/22	600,000	579,747
2.450%, 10/1/22	1,000,000	965,577
2.500%, 4/1/23	750,000	723,723
2.800%, 11/15/24	500,000	478,206
3.050%, 11/15/27	750,000	713,242

		9,500,716

Airlines (0.1%)
Delta Air Lines, Inc.
2.875%, 3/13/20	435,000	432,303
2.600%, 12/4/20	525,000	513,870
3.400%, 4/19/21	225,000	223,043
3.625%, 3/15/22	700,000	692,160
3.800%, 4/19/23	495,000	487,278
4.375%, 4/19/28	500,000	481,550
Southwest Airlines Co.
2.750%, 11/6/19(x)	750,000	747,150
2.650%, 11/5/20	250,000	247,975
2.750%, 11/16/22	250,000	241,250
3.000%, 11/15/26	250,000	231,400
3.450%, 11/16/27	250,000	239,050

		4,537,029

Building Products (0.1%)
Fortune Brands Home & Security, Inc.
3.000%, 6/15/20	300,000	297,562
4.000%, 9/21/23	500,000	501,601
4.000%, 6/15/25	350,000	343,982
Johnson Controls International plc
5.000%, 3/30/20	919,000	940,986
4.250%, 3/1/21	680,000	693,827
3.625%, 7/2/24(e)	214,000	210,802
Lennox International, Inc.
3.000%, 11/15/23	175,000	165,204
Masco Corp.
3.500%, 4/1/21	1,065,000	1,056,850
4.375%, 4/1/26	810,000	802,059
Owens Corning
4.200%, 12/15/22	1,000,000	1,001,875
4.200%, 12/1/24	300,000	297,000
3.400%, 8/15/26	285,000	261,309

		6,573,057

Commercial Services & Supplies (0.1%)
Republic Services, Inc.
5.000%, 3/1/20	600,000	614,923
5.250%, 11/15/21	406,000	427,297
3.550%, 6/1/22	1,000,000	999,004
4.750%, 5/15/23	1,000,000	1,043,355
3.375%, 11/15/27	275,000	261,816
3.950%, 5/15/28	750,000	745,393
Waste Management, Inc.
4.750%, 6/30/20	300,000	307,792
4.600%, 3/1/21	500,000	513,255
2.900%, 9/15/22	500,000	488,879
3.500%, 5/15/24	500,000	496,081
3.125%, 3/1/25	1,000,000	960,851
3.150%, 11/15/27	750,000	714,075

		7,572,721

Construction & Engineering (0.0%)
Fluor Corp.
3.500%, 12/15/24	900,000	873,457
4.250%, 9/15/28	500,000	487,417

		1,360,874

Electrical Equipment (0.1%)
ABB Finance USA, Inc.
2.800%, 4/3/20	225,000	224,001
2.875%, 5/8/22	1,306,000	1,282,599
3.375%, 4/3/23	500,000	497,100
3.800%, 4/3/28	500,000	499,557
Acuity Brands Lighting, Inc.
6.000%, 12/15/19	100,000	102,955
Eaton Corp.
2.750%, 11/2/22	1,531,000	1,483,391
3.103%, 9/15/27	500,000	465,720
Emerson Electric Co.
4.875%, 10/15/19	1,200,000	1,225,172
2.625%, 12/1/21	450,000	442,996
2.625%, 2/15/23	256,000	246,857
3.150%, 6/1/25	350,000	337,763
Hubbell, Inc.
3.350%, 3/1/26	750,000	708,815
3.150%, 8/15/27	150,000	138,734
3.500%, 2/15/28	500,000	470,855
Rockwell Automation, Inc.
2.050%, 3/1/20	500,000	493,058
2.875%, 3/1/25	500,000	474,193

		9,093,766

Industrial Conglomerates (0.2%)
3M Co.
2.000%, 8/7/20	500,000	491,785
3.000%, 9/14/21	235,000	234,592
1.625%, 9/19/21	500,000	478,530
2.000%, 6/26/22	1,000,000	959,388
2.250%, 3/15/23	355,000	340,617
3.250%, 2/14/24	500,000	497,672
3.000%, 8/7/25	750,000	728,185
2.250%, 9/19/26	500,000	452,644
2.875%, 10/15/27	500,000	472,386
3.625%, 9/14/28	500,000	499,603
Carlisle Cos., Inc.
3.500%, 12/1/24	530,000	507,596
General Electric Co.
2.700%, 10/9/22	3,375,000	3,264,901
Honeywell International, Inc.
1.400%, 10/30/19	1,000,000	985,169
1.800%, 10/30/19	935,000	925,852
4.250%, 3/1/21	500,000	512,671
1.850%, 11/1/21	1,000,000	961,884
2.500%, 11/1/26	1,000,000	924,402
Ingersoll-Rand Global Holding Co. Ltd.
2.900%, 2/21/21	1,000,000	988,375
Ingersoll-Rand Luxembourg Finance SA
2.625%, 5/1/20	500,000	495,881
Roper Technologies, Inc.
3.000%, 12/15/20	250,000	248,354
2.800%, 12/15/21	250,000	244,058
3.125%, 11/15/22	625,000	610,350
3.650%, 9/15/23	1,000,000	993,563
3.850%, 12/15/25	125,000	122,320

See Notes to Portfolio of Investments.

22

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

	Principal Amount	Value (Note 1)
3.800%, 12/15/26	$285,000	$277,156

		17,217,934

Machinery (0.3%)
Caterpillar, Inc.
3.900%, 5/27/21	1,000,000	1,016,610
2.600%, 6/26/22	844,000	821,158
3.400%, 5/15/24	715,000	711,835
CNH Industrial Capital LLC
4.375%, 11/6/20	470,000	475,287
4.875%, 4/1/21	385,000	394,625
3.875%, 10/15/21	310,000	306,900
4.375%, 4/5/22	385,000	386,656
4.200%, 1/15/24	700,000	696,360
CNH Industrial NV
3.850%, 11/15/27	655,000	621,431
Crane Co.
4.450%, 12/15/23	400,000	408,983
Cummins, Inc.
3.650%, 10/1/23	500,000	504,965
Deere & Co.
4.375%, 10/16/19	658,000	668,829
2.600%, 6/8/22	1,312,000	1,279,998
Dover Corp.
4.300%, 3/1/21	656,000	668,437
3.150%, 11/15/25	250,000	238,486
Flowserve Corp.
4.000%, 11/15/23	700,000	687,674
Fortive Corp.
2.350%, 6/15/21	500,000	480,648
3.150%, 6/15/26	1,500,000	1,396,867
IDEX Corp.
4.200%, 12/15/21	300,000	302,399
Illinois Tool Works, Inc.
3.375%, 9/15/21	300,000	299,604
3.500%, 3/1/24	1,000,000	1,007,988
2.650%, 11/15/26	950,000	875,767
Kennametal, Inc.
3.875%, 2/15/22	560,000	556,222
4.625%, 6/15/28	250,000	243,832
Nvent Finance Sarl
3.950%, 4/15/23§	500,000	491,699
Oshkosh Corp.
4.600%, 5/15/28	250,000	247,285
Pall Corp.
5.000%, 6/15/20	300,000	308,741
Parker-Hannifin Corp.
3.300%, 11/21/24	600,000	586,610
Stanley Black & Decker, Inc.
2.900%, 11/1/22	994,000	971,315
Trinity Industries, Inc.
4.550%, 10/1/24	450,000	433,125
Wabtec Corp.
4.150%, 3/15/24	750,000	744,569
3.450%, 11/15/26	500,000	459,806
4.700%, 9/15/28	750,000	739,046
Xylem, Inc.
3.250%, 11/1/26	570,000	535,234

		20,568,991

Professional Services (0.0%)
Equifax, Inc.
2.300%, 6/1/21	300,000	288,557
3.600%, 8/15/21	180,000	178,827
3.300%, 12/15/22	461,000	448,864
3.950%, 6/15/23	100,000	99,225
IHS Markit Ltd.
4.125%, 8/1/23	350,000	348,460
Verisk Analytics, Inc.
5.800%, 5/1/21	600,000	630,600
4.000%, 6/15/25	400,000	393,599

		2,388,132

Road & Rail (0.3%)
Burlington Northern Santa Fe LLC
4.700%, 10/1/19	725,000	738,534
3.050%, 3/15/22	2,156,000	2,133,652
3.850%, 9/1/23	750,000	765,465
3.750%, 4/1/24	250,000	253,237
3.400%, 9/1/24	500,000	495,588
3.000%, 4/1/25	750,000	726,626
3.650%, 9/1/25	500,000	500,460
3.250%, 6/15/27(x)	400,000	390,462
Canadian National Railway Co.
2.400%, 2/3/20	290,000	287,430
2.950%, 11/21/24	250,000	240,720
Canadian Pacific Railway Co.
2.900%, 2/1/25	1,000,000	948,296
CSX Corp.
3.700%, 10/30/20	200,000	201,173
4.250%, 6/1/21	500,000	511,524
3.700%, 11/1/23	1,000,000	1,008,115
3.350%, 11/1/25	500,000	484,439
2.600%, 11/1/26	750,000	682,148
3.250%, 6/1/27	550,000	522,011
JB Hunt Transport Services, Inc.
3.300%, 8/15/22	300,000	295,318
Kansas City Southern
3.000%, 5/15/23	121,000	115,155
Norfolk Southern Corp.
2.903%, 2/15/23	1,150,000	1,119,333
3.650%, 8/1/25	1,000,000	996,931
2.900%, 6/15/26	500,000	470,675
3.150%, 6/1/27	365,000	345,712
3.800%, 8/1/28	600,000	595,092
Ryder System, Inc.
2.500%, 5/11/20	1,000,000	989,143
2.875%, 9/1/20	250,000	248,096
3.500%, 6/1/21	160,000	160,059
2.250%, 9/1/21	150,000	144,642
3.450%, 11/15/21	250,000	249,015
2.800%, 3/1/22	150,000	146,114
2.500%, 9/1/22	190,000	182,039
3.400%, 3/1/23	650,000	639,073
3.750%, 6/9/23	500,000	499,763
Union Pacific Corp.
2.250%, 6/19/20	250,000	246,571
4.000%, 2/1/21	170,000	172,516
3.200%, 6/8/21	500,000	499,529
2.950%, 1/15/23	500,000	487,380
2.750%, 4/15/23	1,000,000	964,867
3.500%, 6/8/23	750,000	746,754
3.646%, 2/15/24	500,000	500,229
3.750%, 7/15/25	625,000	625,712
3.250%, 8/15/25	250,000	242,749
2.750%, 3/1/26	250,000	234,077
3.000%, 4/15/27(x)	1,000,000	944,700

		23,751,124

Trading Companies & Distributors (0.1%)
Air Lease Corp.
2.125%, 1/15/20	500,000	491,936
2.500%, 3/1/21	305,000	297,572
3.875%, 4/1/21	125,000	125,854
3.500%, 1/15/22	290,000	287,909
2.625%, 7/1/22	750,000	715,112

See Notes to Portfolio of Investments.

23

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

	Principal Amount	Value (Note 1)
2.750%, 1/15/23	$400,000	$379,132
3.875%, 7/3/23	500,000	494,666
4.250%, 9/15/24	1,000,000	992,015
3.250%, 3/1/25	3,000,000	2,798,052
Aircastle Ltd.
6.250%, 12/1/19	475,000	489,552
7.625%, 4/15/20	280,000	296,669
5.125%, 3/15/21	465,000	475,628
5.500%, 2/15/22(x)	470,000	488,384
5.000%, 4/1/23	465,000	476,121
4.400%, 9/25/23	500,000	500,067
4.125%, 5/1/24	465,000	457,209
BOC Aviation Ltd.
3.000%, 5/23/22(m)	500,000	480,502
GATX Corp.
4.850%, 6/1/21	100,000	102,899
3.250%, 3/30/25	400,000	374,869

		10,724,148

Total Industrials		161,977,328

Information Technology (2.9%)
Communications Equipment (0.2%)
Cisco Systems, Inc.
4.450%, 1/15/20	1,312,000	1,338,042
2.450%, 6/15/20	1,000,000	991,775
2.200%, 2/28/21	1,250,000	1,223,347
2.900%, 3/4/21	570,000	567,653
1.850%, 9/20/21	1,650,000	1,590,082
3.000%, 6/15/22	450,000	446,885
2.600%, 2/28/23	500,000	486,899
2.200%, 9/20/23	750,000	713,098
3.625%, 3/4/24	1,000,000	1,013,688
3.500%, 6/15/25	425,000	424,573
2.950%, 2/28/26	750,000	719,970
2.500%, 9/20/26	1,150,000	1,062,300
Juniper Networks, Inc.
3.300%, 6/15/20	350,000	349,805
4.600%, 3/15/21	62,000	63,468
4.500%, 3/15/24	175,000	176,955
4.350%, 6/15/25	350,000	347,911
Motorola Solutions, Inc.
3.500%, 9/1/21	1,000,000	992,306
3.750%, 5/15/22	94,000	93,246
3.500%, 3/1/23	1,000,000	972,661
4.600%, 2/23/28	550,000	537,543

		14,112,207

Electronic Equipment, Instruments & Components (0.1%)
Allegion US Holding Co., Inc.
3.200%, 10/1/24	500,000	466,243
3.550%, 10/1/27	500,000	453,155
Amphenol Corp.
2.200%, 4/1/20	125,000	122,989
3.125%, 9/15/21	1,000,000	990,877
3.200%, 4/1/24	250,000	239,389
Arrow Electronics, Inc.
3.500%, 4/1/22	1,500,000	1,471,680
3.250%, 9/8/24	300,000	283,278
Avnet, Inc.
5.875%, 6/15/20	500,000	519,679
3.750%, 12/1/21	125,000	124,573
4.625%, 4/15/26	500,000	496,345
Corning, Inc.
4.250%, 8/15/20	274,000	277,350
2.900%, 5/15/22	650,000	632,958
Flex Ltd.
4.750%, 6/15/25	800,000	803,452
FLIR Systems, Inc.
3.125%, 6/15/21	250,000	246,072
Jabil, Inc.
4.700%, 9/15/22	1,000,000	1,016,300
3.950%, 1/12/28	270,000	253,463
Keysight Technologies, Inc.
3.300%, 10/30/19	600,000	599,081
4.550%, 10/30/24	600,000	605,446
4.600%, 4/6/27	465,000	464,259
Tech Data Corp.
3.700%, 2/15/22	500,000	489,127
4.950%, 2/15/27	500,000	487,366
Trimble, Inc.
4.150%, 6/15/23	350,000	349,140
4.750%, 12/1/24	350,000	354,327
4.900%, 6/15/28	450,000	452,136
Tyco Electronics Group SA
3.450%, 8/1/24	335,000	326,173
3.700%, 2/15/26	250,000	243,852
3.125%, 8/15/27	365,000	338,716

		13,107,426

IT Services (0.5%)
Automatic Data Processing, Inc.
2.250%, 9/15/20	1,000,000	987,291
3.375%, 9/15/25	500,000	493,864
Broadridge Financial Solutions, Inc.
3.950%, 9/1/20	400,000	404,665
3.400%, 6/27/26	350,000	330,164
DXC Technology Co.
2.875%, 3/27/20	250,000	248,161
4.250%, 4/15/24	500,000	499,691
Fidelity National Information Services, Inc.
3.625%, 10/15/20	335,000	336,542
2.250%, 8/15/21	795,000	767,070
4.500%, 10/15/22	198,000	202,399
3.500%, 4/15/23	264,000	261,086
3.875%, 6/5/24	271,000	269,328
5.000%, 10/15/25	278,000	292,860
3.000%, 8/15/26	1,250,000	1,150,607
4.250%, 5/15/28	1,050,000	1,049,751
Fiserv, Inc.
2.700%, 6/1/20	1,000,000	993,167
4.750%, 6/15/21	94,000	96,972
3.500%, 10/1/22	500,000	495,986
3.800%, 10/1/23	375,000	374,831
3.850%, 6/1/25	1,500,000	1,488,029
4.200%, 10/1/28	465,000	466,015
IBM Credit LLC
1.800%, 1/20/21	400,000	388,362
2.650%, 2/5/21	750,000	742,013
2.200%, 9/8/22	400,000	382,734
3.000%, 2/6/23	750,000	736,748
International Business Machines Corp.
1.900%, 1/27/20	1,500,000	1,483,059
1.625%, 5/15/20	2,200,000	2,154,351
2.250%, 2/19/21	1,000,000	979,810
2.500%, 1/27/22	1,750,000	1,707,177
1.875%, 8/1/22	1,750,000	1,655,863
2.875%, 11/9/22	1,000,000	979,160
3.375%, 8/1/23	1,000,000	995,047
3.625%, 2/12/24	1,000,000	1,004,302
3.450%, 2/19/26	1,000,000	987,753
3.300%, 1/27/27	1,095,000	1,066,100

See Notes to Portfolio of Investments.

24

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

	Principal Amount	Value (Note 1)
Mastercard, Inc.
2.000%, 11/21/21	$500,000	$482,728
3.375%, 4/1/24	1,000,000	998,310
2.950%, 11/21/26	1,150,000	1,092,778
3.500%, 2/26/28	140,000	138,228
Total System Services, Inc.
3.800%, 4/1/21	250,000	250,731
3.750%, 6/1/23	450,000	446,171
4.000%, 6/1/23	500,000	501,017
4.800%, 4/1/26	1,000,000	1,024,628
4.450%, 6/1/28	500,000	497,910
Visa, Inc.
2.200%, 12/14/20	2,500,000	2,457,105
2.150%, 9/15/22	1,195,000	1,143,698
2.800%, 12/14/22	1,750,000	1,712,187
3.150%, 12/14/25	3,450,000	3,343,949
2.750%, 9/15/27	300,000	279,167
Western Union Co. (The)
5.253%, 4/1/20	1,002,000	1,027,624
3.600%, 3/15/22	300,000	295,689
4.250%, 6/9/23	250,000	249,870

		42,412,748

Semiconductors & Semiconductor Equipment (0.6%)
Altera Corp.
4.100%, 11/15/23	600,000	619,727
Analog Devices, Inc.
2.850%, 3/12/20	280,000	278,323
2.950%, 1/12/21	750,000	742,687
2.500%, 12/5/21	300,000	289,769
2.875%, 6/1/23	250,000	240,062
3.125%, 12/5/23	500,000	482,580
3.900%, 12/15/25	450,000	444,493
3.500%, 12/5/26	500,000	476,750
Applied Materials, Inc.
2.625%, 10/1/20	430,000	425,184
4.300%, 6/15/21	625,000	642,939
Broadcom Corp.
2.375%, 1/15/20	2,500,000	2,469,588
2.200%, 1/15/21	750,000	726,229
3.000%, 1/15/22	2,500,000	2,434,225
2.650%, 1/15/23	750,000	708,485
3.625%, 1/15/24	2,500,000	2,428,490
3.125%, 1/15/25	715,000	662,258
3.875%, 1/15/27	3,250,000	3,063,192
3.500%, 1/15/28	2,000,000	1,815,493
Intel Corp.
1.850%, 5/11/20	800,000	787,226
2.450%, 7/29/20	1,525,000	1,512,302
1.700%, 5/19/21	250,000	241,429
3.300%, 10/1/21	1,257,000	1,263,652
2.350%, 5/11/22	800,000	778,053
3.100%, 7/29/22	600,000	597,327
2.700%, 12/15/22	1,875,000	1,834,419
3.700%, 7/29/25	1,795,000	1,807,879
2.600%, 5/19/26	500,000	466,457
3.150%, 5/11/27(x)	3,250,000	3,137,237
KLA-Tencor Corp.
4.125%, 11/1/21	571,000	579,855
Lam Research Corp.
2.750%, 3/15/20	350,000	347,202
2.800%, 6/15/21	750,000	736,385
3.800%, 3/15/25	350,000	345,077
Marvell Technology Group Ltd.
4.200%, 6/22/23	350,000	347,807
4.875%, 6/22/28	350,000	350,722
Maxim Integrated Products, Inc.
3.375%, 3/15/23	400,000	391,696
3.450%, 6/15/27	500,000	471,229
NVIDIA Corp.
2.200%, 9/16/21	395,000	383,016
3.200%, 9/16/26	850,000	813,340
QUALCOMM, Inc.
2.250%, 5/20/20	1,000,000	986,104
3.000%, 5/20/22	2,500,000	2,457,897
2.600%, 1/30/23	1,850,000	1,776,666
2.900%, 5/20/24	1,000,000	952,253
3.250%, 5/20/27	5,250,000	4,922,834
Texas Instruments, Inc.
1.750%, 5/1/20	250,000	245,547
2.750%, 3/12/21	375,000	371,850
1.850%, 5/15/22	500,000	476,474
2.250%, 5/1/23	750,000	716,814
2.625%, 5/15/24	216,000	207,146
2.900%, 11/3/27	355,000	334,111
Xilinx, Inc.
3.000%, 3/15/21	500,000	494,060
2.950%, 6/1/24	650,000	617,490

		50,702,030

Software (0.7%)
Adobe Systems, Inc.
4.750%, 2/1/20	837,000	855,054
Autodesk, Inc.
3.125%, 6/15/20	600,000	597,270
4.375%, 6/15/25	600,000	601,247
3.500%, 6/15/27	1,000,000	924,556
CA, Inc.
5.375%, 12/1/19	400,000	408,862
3.600%, 8/1/20	300,000	300,078
3.600%, 8/15/22	200,000	197,744
4.700%, 3/15/27(x)	250,000	249,030
Cadence Design Systems, Inc.
4.375%, 10/15/24	175,000	175,256
Microsoft Corp.
1.850%, 2/6/20	1,500,000	1,480,449
3.000%, 10/1/20	594,000	593,778
2.000%, 11/3/20	2,250,000	2,210,265
4.000%, 2/8/21(x)	1,000,000	1,024,446
1.550%, 8/8/21	2,350,000	2,250,536
2.400%, 2/6/22	1,000,000	976,658
2.375%, 2/12/22	1,000,000	975,720
2.650%, 11/3/22	1,000,000	980,104
2.125%, 11/15/22(x)	500,000	479,890
2.375%, 5/1/23	1,250,000	1,204,822
2.000%, 8/8/23	1,350,000	1,275,645
3.625%, 12/15/23	2,000,000	2,030,328
2.875%, 2/6/24	335,000	327,524
2.700%, 2/12/25	1,500,000	1,437,269
3.125%, 11/3/25	2,600,000	2,538,307
2.400%, 8/8/26	3,260,000	3,002,262
3.300%, 2/6/27	3,750,000	3,671,423
Oracle Corp.
2.250%, 10/8/19	2,000,000	1,990,043
2.800%, 7/8/21	585,000	580,261
1.900%, 9/15/21	2,755,000	2,659,899
2.500%, 5/15/22	2,000,000	1,945,277
2.500%, 10/15/22	1,875,000	1,819,332
2.625%, 2/15/23	805,000	780,428
3.625%, 7/15/23	1,000,000	1,010,993
2.400%, 9/15/23	1,000,000	952,509
3.400%, 7/8/24	2,000,000	1,981,638
2.950%, 11/15/24	750,000	723,004
2.950%, 5/15/25	3,000,000	2,873,365
2.650%, 7/15/26	2,805,000	2,602,654
3.250%, 11/15/27	3,000,000	2,886,947

See Notes to Portfolio of Investments.

25

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

	Principal Amount	Value (Note 1)
salesforce.com, Inc.
3.250%, 4/11/23	$375,000	$371,975
3.700%, 4/11/28	375,000	371,192
VMware, Inc.
2.300%, 8/21/20	460,000	450,056
2.950%, 8/21/22	515,000	495,447
3.900%, 8/21/27	2,050,000	1,926,551

		57,190,094

Technology Hardware, Storage & Peripherals (0.8%)
Apple, Inc.
1.800%, 11/13/19	1,100,000	1,087,979
1.550%, 2/7/20	1,000,000	982,868
1.900%, 2/7/20	750,000	740,656
2.000%, 5/6/20	1,000,000	986,073
1.800%, 5/11/20	1,000,000	982,787
2.000%, 11/13/20	1,000,000	979,887
2.250%, 2/23/21	2,250,000	2,210,084
2.850%, 5/6/21	935,000	930,287
1.550%, 8/4/21	1,400,000	1,342,093
2.150%, 2/9/22	1,000,000	968,071
2.500%, 2/9/22	750,000	734,335
2.300%, 5/11/22	1,000,000	969,563
2.700%, 5/13/22	1,000,000	983,072
2.100%, 9/12/22	750,000	718,376
2.400%, 1/13/23	1,000,000	964,323
2.850%, 2/23/23	1,250,000	1,226,540
2.400%, 5/3/23	4,707,000	4,521,724
3.000%, 2/9/24	495,000	484,300
3.450%, 5/6/24	4,000,000	3,995,000
2.850%, 5/11/24	750,000	726,145
2.750%, 1/13/25	750,000	716,737
2.500%, 2/9/25	1,000,000	940,972
3.250%, 2/23/26	2,255,000	2,199,760
2.450%, 8/4/26	1,675,000	1,540,366
3.350%, 2/9/27	1,500,000	1,466,229
3.200%, 5/11/27	923,000	890,674
3.000%, 6/20/27	2,060,000	1,956,371
2.900%, 9/12/27	1,500,000	1,411,621
3.000%, 11/13/27	2,250,000	2,129,468
Dell International LLC
4.420%, 6/15/21§	3,750,000	3,805,665
5.450%, 6/15/23§	3,075,000	3,229,139
6.020%, 6/15/26§	3,905,000	4,165,413
Hewlett Packard Enterprise Co.
3.600%, 10/15/20	1,350,000	1,355,783
3.500%, 10/5/21	375,000	374,499
4.400%, 10/15/22(e)	1,500,000	1,536,269
4.900%, 10/15/25(e)	3,000,000	3,079,641
HP, Inc.
3.750%, 12/1/20	41,000	41,351
4.050%, 9/15/22(x)	1,000,000	1,011,758
NetApp, Inc.
3.375%, 6/15/21	550,000	548,263
3.300%, 9/29/24	500,000	477,026
Seagate HDD Cayman
4.250%, 3/1/22	350,000	348,102
4.875%, 3/1/24	300,000	294,959
Xerox Corp.
5.625%, 12/15/19	639,000	654,480
2.800%, 5/15/20	750,000	737,215
3.500%, 8/20/20	250,000	248,139
4.500%, 5/15/21	185,000	185,846
3.625%, 3/15/23	1,000,000	953,856
3.800%, 5/15/24(x)	750,000	704,496

		63,538,261

Total Information Technology		241,062,766

Materials (0.8%)
Chemicals (0.5%)
Air Products & Chemicals, Inc.
2.750%, 2/3/23	1,000,000	970,357
3.350%, 7/31/24	750,000	741,371
Airgas, Inc.
3.650%, 7/15/24	450,000	450,707
Albemarle Corp.
4.150%, 12/1/24	250,000	252,149
Braskem Finance Ltd.
6.450%, 2/3/24	1,250,000	1,332,813
Cabot Corp.
3.700%, 7/15/22	500,000	494,484
Celanese US Holdings LLC
5.875%, 6/15/21	370,000	388,644
4.625%, 11/15/22	450,000	459,106
Dow Chemical Co. (The)
4.250%, 11/15/20	1,984,000	2,020,274
4.125%, 11/15/21	100,000	102,036
3.000%, 11/15/22	1,000,000	972,498
Eastman Chemical Co.
2.700%, 1/15/20	1,000,000	994,710
3.600%, 8/15/22	1,125,000	1,125,208
3.800%, 3/15/25	1,000,000	987,745
Ecolab, Inc.
2.250%, 1/12/20	400,000	395,259
4.350%, 12/8/21	1,106,000	1,137,953
3.250%, 1/14/23	500,000	493,090
2.700%, 11/1/26	215,000	198,026
EI du Pont de Nemours & Co.
2.200%, 5/1/20	2,167,000	2,136,471
3.625%, 1/15/21	1,700,000	1,713,264
2.800%, 2/15/23	1,000,000	970,190
FMC Corp.
4.100%, 2/1/24	1,500,000	1,491,635
International Flavors & Fragrances, Inc.
3.400%, 9/25/20	150,000	150,145
4.450%, 9/26/28	385,000	388,483
LYB International Finance BV
4.000%, 7/15/23	1,100,000	1,097,339
LyondellBasell Industries NV
6.000%, 11/15/21	1,800,000	1,915,569
Methanex Corp.
3.250%, 12/15/19	220,000	219,294
4.250%, 12/1/24	650,000	634,674
Mosaic Co. (The)
3.250%, 11/15/22	500,000	487,437
4.250%, 11/15/23	1,000,000	1,006,290
4.050%, 11/15/27	750,000	725,341
NewMarket Corp.
4.100%, 12/15/22	167,000	166,056
Nutrien Ltd.
6.500%, 5/15/19	860,000	877,303
4.875%, 3/30/20	194,000	197,953
3.150%, 10/1/22	131,000	126,836
3.500%, 6/1/23	1,000,000	972,134
3.625%, 3/15/24	500,000	484,578
4.000%, 12/15/26	500,000	482,084
PPG Industries, Inc.
3.600%, 11/15/20	350,000	353,115
3.200%, 3/15/23	650,000	639,284

See Notes to Portfolio of Investments.

26

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

	Principal Amount	Value (Note 1)
Praxair, Inc.
2.250%, 9/24/20	$500,000	$491,598
4.050%, 3/15/21	500,000	509,767
3.000%, 9/1/21	600,000	594,531
2.200%, 8/15/22	450,000	430,616
2.700%, 2/21/23	500,000	485,557
3.200%, 1/30/26	350,000	339,311
RPM International, Inc.
6.125%, 10/15/19	700,000	718,475
3.750%, 3/15/27	350,000	331,325
SASOL Financing USA LLC
5.875%, 3/27/24	765,000	778,770
6.500%, 9/27/28	450,000	458,100
Sherwin-Williams Co. (The)
7.250%, 6/15/19	439,000	451,907
2.250%, 5/15/20	1,000,000	983,923
4.200%, 1/15/22	200,000	203,087
2.750%, 6/1/22	1,250,000	1,210,400
3.125%, 6/1/24	575,000	549,549
3.950%, 1/15/26	500,000	494,084
3.450%, 6/1/27	750,000	713,995
Westlake Chemical Corp.
3.600%, 8/15/26	500,000	469,602

		40,966,502

Construction Materials (0.0%)
Martin Marietta Materials, Inc.
4.250%, 7/2/24	285,000	287,055
3.450%, 6/1/27	321,000	294,658
3.500%, 12/15/27	500,000	459,600
Vulcan Materials Co.
4.500%, 4/1/25	1,250,000	1,254,388
3.900%, 4/1/27	130,000	124,124

		2,419,825

Containers & Packaging (0.1%)
Bemis Co., Inc.
3.100%, 9/15/26	500,000	450,611
International Paper Co.
7.500%, 8/15/21	106,000	117,381
4.750%, 2/15/22	194,000	201,024
3.650%, 6/15/24	1,900,000	1,870,333
Packaging Corp. of America
2.450%, 12/15/20	285,000	279,386
3.900%, 6/15/22	500,000	503,462
4.500%, 11/1/23	200,000	205,450
3.650%, 9/15/24	1,000,000	981,768
3.400%, 12/15/27	360,000	336,359
WestRock Co.
3.000%, 9/15/24§	500,000	472,040
3.750%, 3/15/25§	500,000	491,098
4.000%, 3/15/28§	500,000	490,069
WestRock RKT Co.
4.900%, 3/1/22	1,500,000	1,553,195

		7,952,176

Metals & Mining (0.1%)
ArcelorMittal
5.250%, 8/5/20	740,000	760,350
5.500%, 3/1/21(e)	600,000	618,750
6.250%, 2/25/22(e)(x)	550,000	588,500
6.125%, 6/1/25(x)	405,000	438,166
BHP Billiton Finance USA Ltd.
2.875%, 2/24/22	682,000	670,799
Goldcorp, Inc.
3.625%, 6/9/21	330,000	327,884
3.700%, 3/15/23	600,000	592,145
Newmont Mining Corp.
3.500%, 3/15/22	1,156,000	1,148,094
Nucor Corp.
3.950%, 5/1/28	1,350,000	1,348,678
Reliance Steel & Aluminum Co.
4.500%, 4/15/23	500,000	506,788
Rio Tinto Finance USA Ltd.
3.750%, 6/15/25	1,000,000	1,006,670
Southern Copper Corp.
5.375%, 4/16/20	253,000	261,096
3.500%, 11/8/22	244,000	241,145
3.875%, 4/23/25	300,000	291,750
Vale Overseas Ltd.
4.375%, 1/11/22	337,000	339,527
6.250%, 8/10/26	1,250,000	1,357,781
Yamana Gold, Inc.
4.950%, 7/15/24	250,000	246,317
4.625%, 12/15/27	400,000	376,137

		11,120,577

Paper & Forest Products (0.1%)
Domtar Corp.
4.400%, 4/1/22	2,000,000	2,019,563
Fibria Overseas Finance Ltd.
4.000%, 1/14/25(x)	1,000,000	925,375
5.500%, 1/17/27(x)	625,000	618,719

		3,563,657

Total Materials		66,022,737

Real Estate (1.3%)
Equity Real Estate Investment Trusts (REITs) (1.3%)
Alexandria Real Estate Equities, Inc. (REIT)
2.750%, 1/15/20	250,000	247,533
3.900%, 6/15/23	1,000,000	1,002,061
4.000%, 1/15/24	555,000	555,754
3.450%, 4/30/25	750,000	713,250
American Campus Communities Operating Partnership LP (REIT)
3.350%, 10/1/20	600,000	597,387
3.750%, 4/15/23	500,000	492,494
3.625%, 11/15/27	200,000	188,183
American Homes 4 Rent LP (REIT)
4.250%, 2/15/28	500,000	479,521
American Tower Corp. (REIT)
5.050%, 9/1/20	1,058,000	1,088,104
3.300%, 2/15/21	1,750,000	1,738,725
3.450%, 9/15/21	1,000,000	996,041
2.250%, 1/15/22	1,250,000	1,193,203
4.700%, 3/15/22	500,000	514,905
3.500%, 1/31/23	1,150,000	1,129,488
3.000%, 6/15/23	500,000	481,352
5.000%, 2/15/24	1,000,000	1,045,575
AvalonBay Communities, Inc. (REIT)
3.625%, 10/1/20	1,000,000	1,001,724
2.950%, 9/15/22	500,000	487,268
4.200%, 12/15/23	100,000	102,186
3.500%, 11/15/25	250,000	244,615
2.950%, 5/11/26	1,000,000	940,902
2.900%, 10/15/26	250,000	233,632
3.350%, 5/15/27	175,000	168,527
Boston Properties LP (REIT)
5.875%, 10/15/19	200,000	204,716
5.625%, 11/15/20	2,015,000	2,092,662
3.850%, 2/1/23	500,000	501,229
3.125%, 9/1/23	1,000,000	970,056
3.200%, 1/15/25	1,750,000	1,668,664

See Notes to Portfolio of Investments.

27

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

	Principal Amount	Value (Note 1)
Brandywine Operating Partnership LP (REIT)
3.950%, 2/15/23	$250,000	$248,095
3.950%, 11/15/27	300,000	284,176
Brixmor Operating Partnership LP (REIT)
3.875%, 8/15/22	475,000	470,911
3.250%, 9/15/23	750,000	717,848
3.650%, 6/15/24	300,000	288,792
3.850%, 2/1/25	355,000	341,878
4.125%, 6/15/26	275,000	266,467
3.900%, 3/15/27	250,000	237,484
Camden Property Trust (REIT)
2.950%, 12/15/22	1,150,000	1,116,432
CC Holdings GS V LLC (REIT)
3.849%, 4/15/23	500,000	496,837
Columbia Property Trust Operating Partnership LP (REIT)
4.150%, 4/1/25	250,000	243,048
3.650%, 8/15/26	250,000	232,802
Corporate Office Properties LP (REIT)
3.700%, 6/15/21	750,000	741,638
3.600%, 5/15/23	200,000	192,895
5.000%, 7/1/25	100,000	101,437
Crown Castle International Corp. (REIT)
3.400%, 2/15/21	555,000	553,513
2.250%, 9/1/21	1,000,000	959,654
5.250%, 1/15/23	1,000,000	1,048,449
3.150%, 7/15/23	1,970,000	1,910,685
3.200%, 9/1/24	500,000	474,203
4.450%, 2/15/26	2,165,000	2,165,009
3.700%, 6/15/26	165,000	156,547
3.650%, 9/1/27	750,000	702,119
CubeSmart LP (REIT)
4.375%, 12/15/23	485,000	493,301
3.125%, 9/1/26	250,000	228,160
DDR Corp. (REIT)
4.625%, 7/15/22	1,000,000	1,021,544
3.625%, 2/1/25	216,000	205,499
4.700%, 6/1/27	165,000	166,763
Digital Realty Trust LP (REIT)
5.875%, 2/1/20	1,000,000	1,025,765
3.400%, 10/1/20	500,000	497,824
5.250%, 3/15/21	500,000	518,409
2.750%, 2/1/23	175,000	167,305
3.700%, 8/15/27	1,500,000	1,425,511
Duke Realty LP (REIT)
3.250%, 6/30/26	750,000	702,099
3.375%, 12/15/27	500,000	469,922
4.000%, 9/15/28	300,000	295,754
EPR Properties (REIT)
5.750%, 8/15/22	250,000	261,390
4.500%, 4/1/25	350,000	346,105
4.750%, 12/15/26	250,000	244,062
4.500%, 6/1/27	450,000	428,862
4.950%, 4/15/28	500,000	492,069
ERP Operating LP (REIT)
4.750%, 7/15/20	450,000	459,014
3.000%, 4/15/23	1,000,000	974,432
3.375%, 6/1/25	1,000,000	973,707
3.250%, 8/1/27	355,000	338,268
Essex Portfolio LP (REIT)
3.250%, 5/1/23	1,000,000	971,428
3.500%, 4/1/25	650,000	626,468
3.375%, 4/15/26	250,000	236,911
Federal Realty Investment Trust (REIT)
3.250%, 7/15/27	500,000	469,584
HCP, Inc. (REIT)
2.625%, 2/1/20	656,000	650,358
3.150%, 8/1/22	250,000	243,229
4.250%, 11/15/23	1,070,000	1,071,838
3.875%, 8/15/24	1,000,000	974,981
3.400%, 2/1/25	500,000	472,660
4.000%, 6/1/25	350,000	343,493
Healthcare Trust of America Holdings LP (REIT)
3.375%, 7/15/21	350,000	347,111
2.950%, 7/1/22	250,000	241,434
3.700%, 4/15/23	250,000	244,815
3.500%, 8/1/26	185,000	172,944
Hospitality Properties Trust (REIT)
4.250%, 2/15/21	350,000	352,093
4.500%, 6/15/23	1,000,000	999,732
5.250%, 2/15/26	350,000	352,308
4.950%, 2/15/27	540,000	530,218
Host Hotels & Resorts LP (REIT)
3.875%, 4/1/24	1,000,000	975,114
Series C
4.750%, 3/1/23	1,100,000	1,124,408
Series E
4.000%, 6/15/25	310,000	300,796
Kilroy Realty LP (REIT)
3.800%, 1/15/23	450,000	444,555
3.450%, 12/15/24	350,000	334,024
4.375%, 10/1/25	400,000	398,083
Kimco Realty Corp. (REIT)
3.400%, 11/1/22	500,000	492,039
3.125%, 6/1/23	1,000,000	962,960
2.700%, 3/1/24	250,000	232,451
3.300%, 2/1/25	610,000	577,275
Kite Realty Group LP (REIT)
4.000%, 10/1/26	250,000	224,987
Liberty Property LP (REIT)
4.750%, 10/1/20	389,000	398,958
4.125%, 6/15/22	1,094,000	1,109,823
3.750%, 4/1/25	100,000	97,181
3.250%, 10/1/26	300,000	278,719
Life Storage LP (REIT)
3.875%, 12/15/27	400,000	375,347
LifeStorage LP (REIT)
3.500%, 7/1/26	500,000	463,938
Mid-America Apartments LP (REIT)
4.300%, 10/15/23	175,000	177,117
3.750%, 6/15/24	450,000	441,196
4.000%, 11/15/25	350,000	346,180
3.600%, 6/1/27	500,000	475,759
National Retail Properties, Inc. (REIT)
3.800%, 10/15/22	250,000	249,046
3.300%, 4/15/23	700,000	681,378
3.900%, 6/15/24	500,000	490,815
4.000%, 11/15/25	200,000	196,750
3.600%, 12/15/26	250,000	238,215
4.300%, 10/15/28	665,000	659,703
Omega Healthcare Investors, Inc. (REIT)
4.375%, 8/1/23	1,075,000	1,063,491
4.500%, 1/15/25	450,000	443,108

See Notes to Portfolio of Investments.

28

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

	Principal Amount	Value (Note 1)
Physicians Realty LP (REIT)
4.300%, 3/15/27	$250,000	$239,953
Piedmont Operating Partnership LP (REIT)
4.450%, 3/15/24	500,000	499,585
Prologis LP (REIT)
4.250%, 8/15/23	100,000	103,113
3.750%, 11/1/25	445,000	444,964
Public Storage (REIT)
2.370%, 9/15/22	250,000	239,754
3.094%, 9/15/27	300,000	281,074
Realty Income Corp. (REIT)
3.250%, 10/15/22	844,000	831,213
4.650%, 8/1/23	1,000,000	1,037,376
3.875%, 4/15/25	750,000	744,220
4.125%, 10/15/26	725,000	725,866
Regency Centers LP (REIT)
3.600%, 2/1/27	360,000	343,839
4.125%, 3/15/28	500,000	493,627
Sabra Health Care LP (REIT)
5.500%, 2/1/21	500,000	508,750
Select Income REIT (REIT)
4.250%, 5/15/24	1,100,000	1,053,736
Senior Housing Properties Trust (REIT)
4.750%, 2/15/28	500,000	483,024
Simon Property Group LP (REIT)
2.500%, 9/1/20	500,000	492,978
4.375%, 3/1/21	1,095,000	1,120,157
2.350%, 1/30/22	500,000	482,777
2.625%, 6/15/22	500,000	485,253
2.750%, 6/1/23	600,000	577,680
3.750%, 2/1/24	1,000,000	1,001,194
3.500%, 9/1/25	500,000	487,002
3.250%, 11/30/26	500,000	476,348
3.375%, 6/15/27(x)	1,750,000	1,677,788
3.375%, 12/1/27	750,000	717,196
SL Green Operating Partnership LP (REIT)
3.250%, 10/15/22	300,000	289,851
SL Green Realty Corp. (REIT)
4.500%, 12/1/22	150,000	150,934
STORE Capital Corp. (REIT)
4.500%, 3/15/28	275,000	268,841
Tanger Properties LP (REIT)
3.125%, 9/1/26	500,000	446,978
UDR, Inc. (REIT)
3.700%, 10/1/20	1,500,000	1,502,077
4.000%, 10/1/25	250,000	248,720
2.950%, 9/1/26	125,000	114,990
3.500%, 7/1/27	350,000	332,456
Series 0001
4.625%, 1/10/22	200,000	204,806
Ventas Realty LP (REIT)
2.700%, 4/1/20	1,050,000	1,037,066
4.250%, 3/1/22	662,000	675,694
3.100%, 1/15/23	500,000	484,528
3.125%, 6/15/23	600,000	579,288
3.750%, 5/1/24	50,000	48,991
3.250%, 10/15/26	800,000	737,332
VEREIT Operating Partnership LP (REIT)
4.125%, 6/1/21	320,000	322,396
4.600%, 2/6/24	400,000	400,704
4.875%, 6/1/26	485,000	488,295
3.950%, 8/15/27	320,000	300,442
Vornado Realty LP (REIT)
3.500%, 1/15/25	550,000	524,378
Washington Prime Group LP (REIT)
5.950%, 8/15/24(x)	535,000	502,449
Washington REIT (REIT)
3.950%, 10/15/22	150,000	149,173
Weingarten Realty Investors (REIT)
3.375%, 10/15/22	600,000	587,259
Welltower, Inc. (REIT)
6.125%, 4/15/20	385,000	400,698
4.950%, 1/15/21	1,000,000	1,028,122
3.950%, 9/1/23	650,000	646,825
4.500%, 1/15/24	1,000,000	1,018,930
4.250%, 4/15/28	1,225,000	1,206,919
Weyerhaeuser Co. (REIT)
4.625%, 9/15/23	1,000,000	1,026,143
WP Carey, Inc. (REIT)
4.600%, 4/1/24	300,000	302,188
4.000%, 2/1/25	300,000	291,554
4.250%, 10/1/26	400,000	388,113

		102,577,069

Real Estate Management & Development (0.0%)
CBRE Services, Inc.
4.875%, 3/1/26	1,500,000	1,523,331
Celulosa Arauco y Constitucion SA
3.875%, 11/2/27	500,000	471,875

		1,995,206

Total Real Estate		104,572,275

Utilities (1.6%)
Electric Utilities (1.0%)
AEP Texas, Inc.
2.400%, 10/1/22	350,000	334,409
AEP Transmission Co. LLC
3.100%, 12/1/26	250,000	240,391
Alabama Power Co.
Series 17A
2.450%, 3/30/22	500,000	483,122
American Electric Power Co., Inc.
2.150%, 11/13/20	180,000	175,855
3.200%, 11/13/27	400,000	376,420
Series F
2.950%, 12/15/22	150,000	146,364
Appalachian Power Co.
3.400%, 6/1/25	350,000	341,698
Arizona Public Service Co.
3.150%, 5/15/25	200,000	193,090
2.950%, 9/15/27	350,000	326,402
Avangrid, Inc.
3.150%, 12/1/24	500,000	475,471
Baltimore Gas & Electric Co.
2.400%, 8/15/26	700,000	631,790
CenterPoint Energy Houston Electric LLC
2.250%, 8/1/22	250,000	238,643
Series Z
2.400%, 9/1/26	250,000	226,794
Cleco Corporate Holdings LLC
3.743%, 5/1/26(e)	750,000	706,193
Commonwealth Edison Co.
4.000%, 8/1/20	431,000	437,117
3.400%, 9/1/21	250,000	250,137
3.700%, 8/15/28	220,000	218,921

See Notes to Portfolio of Investments.

29

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

	Principal Amount	Value (Note 1)
Series 122
2.950%, 8/15/27	$500,000	$469,114
Connecticut Light & Power Co. (The)
2.500%, 1/15/23	156,000	149,897
Series A
3.200%, 3/15/27	250,000	240,428
DTE Electric Co.
3.650%, 3/15/24	245,000	245,274
Duke Energy Carolinas LLC
4.300%, 6/15/20	250,000	255,462
2.500%, 3/15/23	500,000	480,272
2.950%, 12/1/26	1,000,000	950,535
Duke Energy Corp.
1.800%, 9/1/21	750,000	716,291
2.400%, 8/15/22	300,000	286,955
3.050%, 8/15/22	1,100,000	1,077,667
3.750%, 4/15/24	350,000	347,896
3.150%, 8/15/27	750,000	695,785
Duke Energy Florida LLC
3.200%, 1/15/27	650,000	623,048
3.800%, 7/15/28	750,000	748,764
Duke Energy Indiana LLC
3.750%, 7/15/20	1,062,000	1,073,594
Duke Energy Ohio, Inc.
3.800%, 9/1/23	1,000,000	1,007,202
Duke Energy Progress LLC
3.375%, 9/1/23	435,000	432,784
3.700%, 9/1/28	1,000,000	989,964
Edison International
2.125%, 4/15/20	550,000	539,526
2.400%, 9/15/22	400,000	378,451
2.950%, 3/15/23	300,000	286,828
4.125%, 3/15/28	500,000	494,811
Emera US Finance LP
2.700%, 6/15/21	500,000	485,356
3.550%, 6/15/26	665,000	627,702
Enel Americas SA
4.000%, 10/25/26	165,000	156,667
Enel Chile SA
4.875%, 6/12/28	750,000	754,125
Entergy Arkansas, Inc.
3.750%, 2/15/21	1,000,000	1,008,600
3.700%, 6/1/24	1,000,000	996,123
3.500%, 4/1/26	300,000	295,179
Entergy Corp.
5.125%, 9/15/20	787,000	806,808
4.000%, 7/15/22	1,000,000	1,007,405
2.950%, 9/1/26	300,000	275,626
Entergy Louisiana LLC
2.400%, 10/1/26	500,000	453,395
Evergy, Inc.
4.850%, 6/1/21	62,000	63,096
Eversource Energy
4.500%, 11/15/19	419,000	425,407
2.500%, 3/15/21	500,000	491,283
Series H
3.150%, 1/15/25	150,000	143,663
Series K
2.750%, 3/15/22	1,000,000	978,656
Series L
2.900%, 10/1/24	500,000	478,863
Series M
3.300%, 1/15/28	500,000	481,130
Exelon Corp.
2.850%, 6/15/20	750,000	743,536
5.150%, 12/1/20	600,000	618,713
2.450%, 4/15/21	330,000	320,876
3.497%, 6/1/22(e)	1,000,000	985,682
3.950%, 6/15/25	750,000	747,867
3.400%, 4/15/26	500,000	478,710
FirstEnergy Corp.
Series A
2.850%, 7/15/22	450,000	433,779
Series B
4.250%, 3/15/23	675,000	682,993
3.900%, 7/15/27	625,000	607,931
Florida Power & Light Co.
2.750%, 6/1/23	250,000	243,030
Fortis, Inc.
2.100%, 10/4/21	465,000	443,762
3.055%, 10/4/26	750,000	688,458
Georgia Power Co.
4.250%, 12/1/19	307,000	310,978
2.000%, 3/30/20	300,000	294,484
2.400%, 4/1/21	350,000	340,398
2.850%, 5/15/22(x)	750,000	730,136
3.250%, 4/1/26	350,000	328,139
3.250%, 3/30/27(x)	500,000	464,432
Series C
2.000%, 9/8/20	205,000	199,600
Gulf Power Co.
Series A
3.300%, 5/30/27	250,000	239,639
Hydro-Quebec
Series HY
8.400%, 1/15/22	125,000	142,531
Indiana Michigan Power Co.
3.850%, 5/15/28	1,250,000	1,241,751
Interstate Power & Light Co.
3.250%, 12/1/24	500,000	483,376
4.100%, 9/26/28	450,000	449,782
ITC Holdings Corp.
2.700%, 11/15/22	400,000	383,566
3.650%, 6/15/24	325,000	318,299
3.250%, 6/30/26	300,000	282,739
3.350%, 11/15/27	400,000	376,515
Kansas City Power & Light Co.
3.150%, 3/15/23	250,000	243,364
3.650%, 8/15/25	500,000	490,091
LG&E & KU Energy LLC
3.750%, 11/15/20	500,000	503,767
MidAmerican Energy Co.
3.500%, 10/15/24	300,000	297,316
3.100%, 5/1/27	1,000,000	953,537
Mississippi Power Co.
3.950%, 3/30/28	250,000	244,174
Nevada Power Co.
Series BB
2.750%, 4/15/20	375,000	373,772
NextEra Energy Capital Holdings, Inc.
4.500%, 6/1/21	1,000,000	1,018,795
2.800%, 1/15/23	400,000	385,579
3.550%, 5/1/27	1,500,000	1,438,983
Series H
3.342%, 9/1/20	375,000	375,731
Northern States Power Co.
2.200%, 8/15/20	250,000	245,496
2.150%, 8/15/22	700,000	668,912
NSTAR Electric Co.
2.375%, 10/15/22	1,000,000	958,016
3.200%, 5/15/27	500,000	478,888

See Notes to Portfolio of Investments.

30

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

	Principal Amount	Value (Note 1)
Oklahoma Gas & Electric Co.
3.800%, 8/15/28	$350,000	$344,686
Oncor Electric Delivery Co. LLC
7.000%, 9/1/22	750,000	846,032
3.700%, 11/15/28§	750,000	747,716
Pacific Gas & Electric Co.
3.500%, 10/1/20	1,344,000	1,343,290
3.250%, 6/15/23	250,000	240,421
4.250%, 8/1/23§	500,000	500,684
3.750%, 2/15/24	450,000	438,958
3.400%, 8/15/24	500,000	475,936
3.500%, 6/15/25	250,000	238,545
2.950%, 3/1/26	500,000	456,126
3.300%, 3/15/27	500,000	458,519
4.650%, 8/1/28§	300,000	302,693
PacifiCorp
2.950%, 2/1/22	500,000	493,275
3.600%, 4/1/24	600,000	599,141
PECO Energy Co.
2.375%, 9/15/22	500,000	480,336
3.150%, 10/15/25	700,000	674,837
Pinnacle West Capital Corp.
2.250%, 11/30/20	115,000	112,743
PNM Resources, Inc.
3.250%, 3/9/21	250,000	247,636
Potomac Electric Power Co.
3.600%, 3/15/24	300,000	299,412
PPL Capital Funding, Inc.
4.200%, 6/15/22	1,078,000	1,093,379
3.500%, 12/1/22	1,000,000	987,600
3.400%, 6/1/23	250,000	244,872
3.100%, 5/15/26	500,000	465,035
Progress Energy, Inc.
4.400%, 1/15/21	156,000	158,966
3.150%, 4/1/22	1,250,000	1,224,654
Public Service Co. of Colorado
3.200%, 11/15/20	150,000	150,021
2.250%, 9/15/22	500,000	477,846
3.700%, 6/15/28	350,000	348,606
Public Service Electric & Gas Co.
1.900%, 3/15/21	175,000	169,049
2.375%, 5/15/23	500,000	476,813
3.250%, 9/1/23	300,000	296,401
2.250%, 9/15/26	450,000	405,465
3.700%, 5/1/28	500,000	497,512
3.650%, 9/1/28	300,000	297,387
South Carolina Electric & Gas Co.
3.500%, 8/15/21	140,000	139,424
4.250%, 8/15/28	165,000	163,786
Southern California Edison Co.
3.875%, 6/1/21	381,000	385,925
Series A
2.900%, 3/1/21	500,000	499,002
Series B
2.400%, 2/1/22	200,000	192,682
3.650%, 3/1/28	750,000	735,914
Series C
3.500%, 10/1/23	200,000	198,372
Series D
3.400%, 6/1/23	350,000	346,109
Series E
3.700%, 8/1/25	300,000	299,081
Southern Co. (The)
2.750%, 6/15/20	500,000	494,730
2.350%, 7/1/21	1,500,000	1,450,542
2.950%, 7/1/23	575,000	552,272
Southwestern Electric Power Co.
Series K
2.750%, 10/1/26	500,000	456,926
Series M
4.100%, 9/15/28	750,000	750,109
Southwestern Public Service Co.
3.300%, 6/15/24	300,000	294,518
Tucson Electric Power Co.
3.050%, 3/15/25	600,000	566,017
UIL Holdings Corp.
4.625%, 10/1/20	500,000	508,779
Union Electric Co.
3.500%, 4/15/24	500,000	496,756
2.950%, 6/15/27	500,000	469,833
Virginia Electric & Power Co.
3.450%, 2/15/24	1,000,000	986,189
Series A
3.150%, 1/15/26	715,000	687,128
3.500%, 3/15/27	750,000	731,350
3.800%, 4/1/28	500,000	500,452
Series B
2.950%, 11/15/26	500,000	471,298
Series C
2.750%, 3/15/23	1,400,000	1,352,352
Westar Energy, Inc.
2.550%, 7/1/26	350,000	322,088
Wisconsin Electric Power Co.
2.950%, 9/15/21	725,000	716,254
Wisconsin Power & Light Co.
3.050%, 10/15/27	350,000	329,409
Xcel Energy, Inc.
4.700%, 5/15/20	756,000	767,929
2.400%, 3/15/21	500,000	487,347
2.600%, 3/15/22	500,000	485,795
3.300%, 6/1/25	500,000	483,806
3.350%, 12/1/26	500,000	480,143
4.000%, 6/15/28(x)	500,000	499,438

		85,376,919

Gas Utilities (0.1%)
Atmos Energy Corp.
3.000%, 6/15/27	310,000	292,717
CenterPoint Energy Resources Corp.
4.500%, 1/15/21	592,000	603,996
3.550%, 4/1/23	750,000	742,790
4.000%, 4/1/28	500,000	494,517
Dominion Energy Gas Holdings LLC
2.800%, 11/15/20	1,000,000	985,628
National Fuel Gas Co.
3.750%, 3/1/23	1,000,000	979,939
5.200%, 7/15/25	1,000,000	1,014,273
3.950%, 9/15/27	300,000	277,023
4.750%, 9/1/28	300,000	291,976
Southern California Gas Co.
3.150%, 9/15/24	550,000	534,592
Series TT
2.600%, 6/15/26	500,000	462,635
Southern Natural Gas Co. LLC
4.400%, 6/15/21	150,000	153,059

		6,833,145

Independent Power and Renewable Electricity Producers (0.1%)
Enel Generacion Chile SA
4.250%, 4/15/24	400,000	396,800
Exelon Generation Co. LLC
5.200%, 10/1/19	1,000,000	1,020,566
2.950%, 1/15/20	250,000	249,253

See Notes to Portfolio of Investments.

31

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

	Principal Amount	Value (Note 1)
PSEG Power LLC
5.125%, 4/15/20	$650,000	$666,872
3.000%, 6/15/21	650,000	638,398
3.850%, 6/1/23	500,000	497,648
Southern Power Co.
4.150%, 12/1/25	500,000	490,949
Series 15B
2.375%, 6/1/20	250,000	245,764
Series D
1.950%, 12/15/19	500,000	492,728
Series E
2.500%, 12/15/21	500,000	484,865

		5,183,843

Multi-Utilities (0.4%)
Ameren Corp.
2.700%, 11/15/20	250,000	246,170
Ameren Illinois Co.
2.700%, 9/1/22	500,000	486,422
3.800%, 5/15/28	350,000	351,041
Berkshire Hathaway Energy Co.
2.400%, 2/1/20	750,000	743,553
2.375%, 1/15/21	235,000	230,885
2.800%, 1/15/23	415,000	402,072
3.750%, 11/15/23	1,100,000	1,106,241
Black Hills Corp.
4.250%, 11/30/23	600,000	607,034
3.950%, 1/15/26	350,000	344,189
CMS Energy Corp.
5.050%, 3/15/22	1,000,000	1,042,813
3.000%, 5/15/26	210,000	198,250
Consolidated Edison Co. of New York, Inc.
4.450%, 6/15/20	500,000	509,966
3.800%, 5/15/28(x)	550,000	552,960
Series B
3.125%, 11/15/27	300,000	285,457
Consolidated Edison, Inc.
2.000%, 5/15/21	315,000	304,334
Series A
2.000%, 3/15/20	125,000	122,949
Delmarva Power & Light Co.
3.500%, 11/15/23	750,000	744,876
Dominion Energy, Inc.
2.500%, 12/1/19	1,212,000	1,204,528
2.579%, 7/1/20	455,000	448,721
4.104%, 4/1/21(e)	800,000	808,018
3.625%, 12/1/24	1,250,000	1,221,873
4.250%, 6/1/28	250,000	249,937
Series B
2.750%, 1/15/22	500,000	486,678
Series C
2.000%, 8/15/21	300,000	287,827
Series D
2.850%, 8/15/26	450,000	410,585
DTE Energy Co.
1.500%, 10/1/19	250,000	245,931
2.400%, 12/1/19	350,000	346,692
2.850%, 10/1/26	750,000	688,055
3.800%, 3/15/27	500,000	494,094
Series B
3.300%, 6/15/22	300,000	295,568
Series C
3.500%, 6/1/24	1,000,000	981,478
Series D
3.700%, 8/1/23	500,000	498,121
NiSource, Inc.
2.650%, 11/17/22	185,000	176,107
3.650%, 6/15/23§	350,000	345,850
3.490%, 5/15/27	1,250,000	1,182,905
Public Service Enterprise Group, Inc.
2.650%, 11/15/22	1,000,000	958,003
Puget Energy, Inc.
6.000%, 9/1/21	1,500,000	1,591,980
San Diego Gas & Electric Co.
2.500%, 5/15/26	500,000	459,760
Series NNN
3.600%, 9/1/23	1,650,000	1,648,380
Sempra Energy
1.625%, 10/7/19	350,000	344,634
2.400%, 2/1/20	325,000	321,397
2.850%, 11/15/20	300,000	296,113
2.875%, 10/1/22	563,000	545,951
2.900%, 2/1/23	165,000	159,171
3.550%, 6/15/24	250,000	243,863
3.750%, 11/15/25	300,000	293,413
3.250%, 6/15/27	500,000	464,773
Southern Co. Gas Capital Corp.
3.500%, 9/15/21	750,000	742,476
2.450%, 10/1/23	650,000	609,076
3.250%, 6/15/26	530,000	495,354
TECO Finance, Inc.
5.150%, 3/15/20	622,000	636,271
WEC Energy Group, Inc.
2.450%, 6/15/20	250,000	246,786
3.375%, 6/15/21	335,000	335,019
3.550%, 6/15/25	250,000	245,513

		29,290,113

Water Utilities (0.0%)
American Water Capital Corp.
3.850%, 3/1/24	800,000	807,513
3.400%, 3/1/25	400,000	392,775
3.750%, 9/1/28	750,000	742,594

		1,942,882

Total Utilities		128,626,902

Total Corporate Bonds		2,850,779,923

Foreign Government Securities (2.4%)
Canadian Government Bond
2.000%, 11/15/22(x)	3,170,000	3,046,196
Export Development Canada
1.625%, 1/17/20	2,250,000	2,215,748
1.500%, 5/26/21(x)	1,000,000	961,868
1.375%, 10/21/21	1,000,000	951,614
2.000%, 5/17/22	500,000	481,434
2.500%, 1/24/23	2,000,000	1,950,986
2.750%, 3/15/23	1,000,000	985,416
Export-Import Bank of Korea
2.125%, 1/25/20	1,000,000	984,175
5.125%, 6/29/20	500,000	514,313
2.500%, 11/1/20	950,000	931,740
4.000%, 1/29/21	1,500,000	1,514,383
4.375%, 9/15/21	200,000	204,106
2.750%, 1/25/22	1,000,000	970,773
5.000%, 4/11/22	500,000	521,389
3.000%, 11/1/22	950,000	924,510
4.000%, 1/14/24	500,000	502,718
2.875%, 1/21/25	1,500,000	1,408,238
3.250%, 11/10/25	1,000,000	954,494
2.625%, 5/26/26	2,000,000	1,818,827
2.375%, 4/21/27(x)	1,500,000	1,321,741

See Notes to Portfolio of Investments.

32

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

	Principal Amount	Value (Note 1)
FMS Wertmanagement AoeR
1.750%, 1/24/20	$2,000,000	$1,971,413
1.750%, 3/17/20	1,250,000	1,229,808
1.375%, 6/8/21	1,500,000	1,435,790
2.750%, 3/6/23	1,100,000	1,083,169
Iraq Government AID Bond
2.149%, 1/18/22	665,000	642,888
Japan Bank for International Cooperation
2.250%, 2/24/20	1,000,000	989,370
2.125%, 6/1/20	710,000	699,038
2.125%, 7/21/20	250,000	245,721
2.125%, 11/16/20	1,100,000	1,076,593
3.125%, 7/20/21(x)	815,000	811,569
1.500%, 7/21/21	1,500,000	1,428,785
2.000%, 11/4/21	665,000	639,463
2.500%, 6/1/22	770,000	747,862
2.375%, 7/21/22	250,000	241,389
2.375%, 11/16/22	945,000	909,674
3.250%, 7/20/23	890,000	885,500
3.375%, 7/31/23	2,000,000	2,000,687
2.125%, 2/10/25	1,500,000	1,390,209
2.750%, 1/21/26	1,000,000	956,461
2.375%, 4/20/26	2,000,000	1,860,355
1.875%, 7/21/26	1,500,000	1,340,924
2.250%, 11/4/26	1,000,000	916,197
2.875%, 6/1/27	3,000,000	2,866,637
2.750%, 11/16/27	475,000	447,817
3.250%, 7/20/28(x)	1,500,000	1,469,744
Japan Finance Organization for Municipalities
4.000%, 1/13/21	700,000	710,251
Japan International Cooperation Agency
2.750%, 4/27/27(x)	690,000	650,626
3.375%, 6/12/28	500,000	496,215
Kingdom of Jordan
3.000%, 6/30/25	5,000,000	4,922,000
Province of Alberta Canada
1.900%, 12/6/19	2,000,000	1,976,181
2.200%, 7/26/22	1,500,000	1,441,935
3.300%, 3/15/28	1,250,000	1,225,351
Province of British Columbia
2.650%, 9/22/21	2,000,000	1,969,996
2.000%, 10/23/22	1,300,000	1,239,595
2.250%, 6/2/26	1,000,000	922,680
Province of Manitoba
2.125%, 5/4/22	2,000,000	1,918,647
2.100%, 9/6/22	1,468,000	1,399,520
3.050%, 5/14/24(x)	1,000,000	980,458
2.125%, 6/22/26	1,000,000	906,068
Province of New Brunswick Canada
2.500%, 12/12/22	250,000	241,311
3.625%, 2/24/28	600,000	600,704
Province of Ontario
4.000%, 10/7/19	500,000	505,325
4.400%, 4/14/20(x)	4,000,000	4,082,886
1.875%, 5/21/20	2,500,000	2,454,262
2.550%, 2/12/21	2,650,000	2,613,589
2.400%, 2/8/22	2,500,000	2,430,652
2.450%, 6/29/22	1,700,000	1,648,884
3.200%, 5/16/24	2,500,000	2,475,240
2.500%, 4/27/26	2,000,000	1,875,271
Province of Quebec
3.500%, 7/29/20	1,700,000	1,713,671
2.750%, 8/25/21	2,100,000	2,074,616
2.375%, 1/31/22	2,500,000	2,433,028
2.625%, 2/13/23	2,531,000	2,463,904
2.875%, 10/16/24(x)	1,000,000	975,473
2.500%, 4/20/26	1,000,000	941,623
2.750%, 4/12/27	1,750,000	1,661,761
Republic of Chile
2.250%, 10/30/22(x)	245,000	235,200
3.125%, 1/21/26	3,512,000	3,375,032
3.240%, 2/6/28	1,500,000	1,432,500
Republic of Colombia
4.375%, 7/12/21	2,350,000	2,394,650
2.625%, 3/15/23	1,200,000	1,143,600
4.000%, 2/26/24(x)	2,000,000	2,003,000
4.500%, 1/28/26(x)	1,000,000	1,019,000
3.875%, 4/25/27	2,250,000	2,182,500
Republic of Hungary
6.375%, 3/29/21	3,000,000	3,201,300
5.375%, 2/21/23	1,000,000	1,057,180
5.375%, 3/25/24	3,000,000	3,203,520
Republic of Indonesia
2.950%, 1/11/23	1,250,000	1,195,313
3.500%, 1/11/28	1,000,000	933,750
4.100%, 4/24/28	800,000	779,000
Republic of Italy
6.875%, 9/27/23	2,000,000	2,182,363
Republic of Korea
3.875%, 9/11/23	250,000	253,828
2.750%, 1/19/27(x)	1,750,000	1,640,296
3.500%, 9/20/28	1,000,000	990,435
Republic of Panama
5.200%, 1/30/20	1,143,000	1,174,433
4.000%, 9/22/24	890,000	901,570
3.750%, 3/16/25	3,000,000	2,986,500
Republic of Peru
4.125%, 8/25/27(x)	1,000,000	1,030,000
Republic of Philippines
6.500%, 1/20/20	312,000	324,914
4.000%, 1/15/21	5,750,000	5,843,437
4.200%, 1/21/24	2,400,000	2,469,000
3.000%, 2/1/28	1,150,000	1,073,296
Republic of Poland
5.125%, 4/21/21	1,500,000	1,569,435
5.000%, 3/23/22	2,062,000	2,171,080
3.000%, 3/17/23	1,750,000	1,717,415
4.000%, 1/22/24	2,250,000	2,291,467
3.250%, 4/6/26	1,500,000	1,453,695
Republic of Uruguay
8.000%, 11/18/22(x)	1,000,000	1,132,500
4.500%, 8/14/24	500,000	516,000
4.375%, 10/27/27	2,500,000	2,541,250
State of Israel
4.000%, 6/30/22	1,000,000	1,021,250
3.150%, 6/30/23	500,000	492,500
2.875%, 3/16/26	1,500,000	1,415,625
3.250%, 1/17/28	750,000	720,000
Svensk Exportkredit AB
1.750%, 5/18/20	1,500,000	1,471,199
1.875%, 6/23/20	750,000	736,231
2.750%, 10/7/20	1,655,000	1,645,537
2.375%, 3/9/22	1,000,000	974,947
2.000%, 8/30/22	250,000	239,253
2.875%, 3/14/23	1,500,000	1,479,732

See Notes to Portfolio of Investments.

33

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

	Principal Amount	Value (Note 1)
Ukraine Government AID Bonds
1.847%, 5/29/20	$3,755,000	$3,682,153
1.471%, 9/29/21	1,000,000	953,100
United Mexican States
3.500%, 1/21/21	2,000,000	2,001,000
3.625%, 3/15/22	7,000,000	7,000,000
3.600%, 1/30/25	2,000,000	1,940,000
4.125%, 1/21/26	1,865,000	1,846,350
4.150%, 3/28/27	2,745,000	2,695,590
3.750%, 1/11/28(x)	855,000	813,105

Total Foreign Government Securities		192,949,486

Municipal Bonds (0.1%)
Arizona Salt River Project, Agricultural Improvement & Power District, Revenue Bonds, Series 2010A
4.839%, 1/1/41	2,000	2,240
Central Puget Sound Regional Transit Authority, Revenue Bonds, Series 2009P-2T
5.491%, 11/1/39	4,000	4,826
City & County of Denver, General Obligation Bonds, Series 2010B
5.650%, 8/1/30	4,000	4,177
City of Chicago, International Airport, Revenue Bonds, Series 2010B
6.845%, 1/1/38	2,000	2,078
6.395%, 1/1/40	4,000	5,139
City of New York Municipal Water Finance Authority, Water & Sewer System, Revenue Bonds, Series 2010EE
6.011%, 6/15/42	4,000	5,122
City of New York Municipal Water Finance Authority, Water & Sewer System, Revenue Bonds, Series 2010GG
5.724%, 6/15/42	2,000	2,485
City of New York Transitional Finance Authority, Future Tax Secured Bonds, Revenue Bonds, Series 2011A
5.508%, 8/1/37	8,000	9,390
City of New York, General Obligation Bonds, Series 2009-A1
5.206%, 10/1/31	4,000	4,438
Commonwealth of Massachusetts, General Obligation Bonds, Series 2010E
4.200%, 12/1/21	155,000	158,560
County of Clark Airport System, Revenue Bonds, Series 2009B
6.881%, 7/1/42	4,000	4,115
County of Los Angeles Community College District, General Obligation Bonds, Series 2008-E
6.750%, 8/1/49	4,000	5,782
County of Nashville & Davidson Convention Center Authority, Revenue Bonds, Series 2010B
6.731%, 7/1/43	204,000	268,150
County of San Diego Regional Airport Authority, Revenue Bonds, Series 2010B
6.138%, 5/1/49	4,000	5,201
Florida Hurricane Catastrophe Fund Finance Corp., Revenue Bonds, Series 2013A
2.995%, 7/1/20	750,000	749,550
Georgia Municipal Electric Authority, Revenue Bonds, Series 2010A
6.637%, 4/1/57	2,000	2,359
7.055%, 4/1/57	4,000	4,579
Metropolitan Government Nashville & Davidson County Health & Educational Facilities, Revenue Bonds, Series B
4.053%, 7/1/26	1,000,000	1,018,180
New Jersey Economic Development Authority, State Pension Funding Bonds, Series B, AGM
(Zero Coupon), 2/15/23	1,000,000	846,070
Ohio State University, Revenue Bonds, Series 2010C
4.910%, 6/1/40	4,000	4,501
Pennsylvania Turnpike Commission, Revenue Bonds, Series 2010B
5.511%, 12/1/45	1,000	1,192
5.561%, 12/1/49	3,000	3,656
San Francisco Bay Area Toll Authority, Subordinate Toll Bridge, Revenue Bonds, Series 2010-S1
6.793%, 4/1/30	4,000	4,698
7.043%, 4/1/50	4,000	5,860
South Carolina Public Service Authority, South Carolina St Public Service Authority Revenue for Issues Dated Prior To 12/21/10 See 837147 Taxable, Obligs, Series D
2.388%, 12/1/23	1,000,000	929,440
State of California Department of Water Resources, Revenue Bonds, Series P
2.000%, 5/1/22	350,000	337,288
State of California Federally Taxable General Obligation Bonds Various Purpose
2.800%, 4/1/21	165,000	164,452
3.375%, 4/1/25	190,000	188,195
3.500%, 4/1/28	250,000	244,628
State of California, California St Taxable, General Obligation Bonds
2.367%, 4/1/22	1,000,000	975,670
State of California, Various Purposes, General Obligation Bonds, Series 2009
6.200%, 10/1/19	400,000	413,172

See Notes to Portfolio of Investments.

34

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

	Principal Amount	Value (Note 1)
State of New York Urban Development Corp., Personal Income Tax, Revenue Bonds, Series 2009E
5.770%, 3/15/39	$2,000	$2,302
State of Wisconsin, Revenue Bonds,
3.154%, 5/1/27	1,300,000	1,246,921
University of California
3.063%, 7/1/25	500,000	485,250

Total Municipal Bonds		8,109,666

Supranational (3.0%)
African Development Bank
1.375%, 2/12/20	1,000,000	980,245
1.875%, 3/16/20	2,500,000	2,464,472
2.625%, 3/22/21	1,375,000	1,360,128
1.250%, 7/26/21	1,000,000	949,981
2.125%, 11/16/22	250,000	240,029
3.000%, 9/20/23	3,000,000	2,981,225
Asian Development Bank
1.750%, 1/10/20	5,000,000	4,932,133
1.500%, 1/22/20	1,000,000	982,991
1.375%, 3/23/20	650,000	636,111
1.625%, 8/26/20	1,000,000	975,921
2.250%, 1/20/21(x)	2,445,000	2,405,276
1.625%, 3/16/21(x)	2,000,000	1,935,077
1.750%, 6/8/21(x)	3,250,000	3,144,493
2.125%, 11/24/21(x)	1,500,000	1,457,999
2.000%, 2/16/22(x)	3,000,000	2,895,977
1.875%, 2/18/22	3,000,000	2,885,635
2.750%, 3/17/23(x)	2,125,000	2,093,076
2.000%, 1/22/25(x)	3,000,000	2,801,750
2.000%, 4/24/26	1,000,000	919,792
1.750%, 8/14/26	1,000,000	899,270
2.625%, 1/12/27(x)	2,500,000	2,392,581
2.500%, 11/2/27	2,500,000	2,358,048
2.750%, 1/19/28(x)	1,000,000	961,787
3.125%, 9/26/28	400,000	395,575
Corp. Andina de Fomento
2.200%, 7/18/20	1,250,000	1,223,490
4.375%, 6/15/22	1,500,000	1,535,918
Council of Europe Development Bank
1.750%, 11/14/19	1,500,000	1,483,176
1.875%, 1/27/20	750,000	740,420
1.625%, 3/10/20	1,000,000	981,580
2.625%, 2/13/23	450,000	440,595
European Bank for Reconstruction & Development
1.750%, 11/26/19	1,000,000	987,798
1.625%, 5/5/20	3,000,000	2,940,630
2.750%, 4/26/21	1,250,000	1,241,676
1.875%, 2/23/22	1,000,000	960,206
2.125%, 3/7/22	5,500,000	5,323,174
2.750%, 3/7/23	750,000	738,518
European Investment Bank
1.250%, 12/16/19	3,000,000	2,945,525
1.625%, 3/16/20	4,000,000	3,931,779
1.750%, 5/15/20	2,000,000	1,964,919
1.375%, 6/15/20(x)	5,000,000	4,875,836
1.625%, 8/14/20	4,200,000	4,102,209
2.875%, 9/15/20	2,750,000	2,746,721
1.625%, 12/15/20	1,000,000	971,825
4.000%, 2/16/21	2,200,000	2,251,311
2.000%, 3/15/21	4,000,000	3,907,006
2.500%, 4/15/21	2,000,000	1,976,210
2.375%, 5/13/21	3,000,000	2,953,555
1.625%, 6/15/21(x)	4,000,000	3,858,230
1.375%, 9/15/21(x)	3,500,000	3,338,090
2.875%, 12/15/21(x)	1,875,000	1,866,045
2.250%, 3/15/22(x)	2,500,000	2,433,091
2.250%, 8/15/22(x)	3,000,000	2,910,234
2.500%, 3/15/23	6,355,000	6,194,097
2.875%, 8/15/23(x)	2,000,000	1,977,433
3.250%, 1/29/24	3,100,000	3,113,377
2.500%, 10/15/24	1,000,000	963,081
1.875%, 2/10/25(x)	3,000,000	2,776,985
2.125%, 4/13/26	2,000,000	1,858,103
2.375%, 5/24/27(x)	1,000,000	937,173
Inter-American Development Bank
1.250%, 10/15/19	1,000,000	984,400
1.750%, 10/15/19	5,000,000	4,947,419
3.875%, 2/14/20	3,349,000	3,395,679
1.625%, 5/12/20	3,300,000	3,235,084
1.875%, 6/16/20	1,500,000	1,474,610
1.375%, 7/15/20(x)	5,000,000	4,866,621
2.125%, 11/9/20	3,100,000	3,046,646
1.875%, 3/15/21(x)	1,150,000	1,119,619
2.625%, 4/19/21(x)	1,405,000	1,392,127
1.250%, 9/14/21	1,000,000	949,897
2.125%, 1/18/22	1,000,000	971,109
1.750%, 9/14/22	2,500,000	2,375,694
3.000%, 9/26/22	350,000	348,682
2.500%, 1/18/23(x)	3,500,000	3,414,621
3.000%, 2/21/24(x)	2,000,000	1,984,948
2.125%, 1/15/25	2,000,000	1,883,497
2.000%, 6/2/26(x)	1,050,000	966,674
3.125%, 9/18/28	750,000	741,731

See Notes to Portfolio of Investments.

35

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

	Principal Amount	Value (Note 1)
International Bank for Reconstruction & Development
1.875%, 10/7/19	$2,500,000	$2,477,983
1.125%, 11/27/19	3,000,000	2,943,540
1.375%, 3/30/20	3,000,000	2,936,095
1.875%, 4/21/20(x)	3,000,000	2,955,601
1.125%, 8/10/20	2,500,000	2,419,475
1.625%, 9/4/20(x)	3,985,000	3,887,999
2.125%, 11/1/20(x)	2,150,000	2,113,859
1.625%, 3/9/21	4,000,000	3,873,082
1.375%, 5/24/21	4,000,000	3,836,140
2.250%, 6/24/21(x)	3,000,000	2,941,341
2.750%, 7/23/21(x)	2,000,000	1,986,415
1.375%, 9/20/21(x)	3,000,000	2,860,635
2.125%, 12/13/21	5,000,000	4,860,591
2.000%, 1/26/22	3,500,000	3,384,459
1.625%, 2/10/22(x)	3,000,000	2,864,110
1.875%, 10/7/22	1,000,000	953,414
7.625%, 1/19/23(x)	1,000,000	1,180,360
2.125%, 2/13/23(x)	1,319,000	1,266,256
1.750%, 4/19/23	1,000,000	942,870
3.000%, 9/27/23	2,250,000	2,240,926
2.500%, 11/25/24	3,500,000	3,377,653
2.125%, 3/3/25	450,000	423,399
2.500%, 7/29/25	3,000,000	2,877,421
1.875%, 10/27/26(x)	2,000,000	1,809,416
International Finance Corp.
1.625%, 7/16/20(x)	1,500,000	1,466,289
2.250%, 1/25/21	2,000,000	1,967,570
1.125%, 7/20/21(x)	1,250,000	1,187,279
2.000%, 10/24/22	750,000	719,737
2.875%, 7/31/23	805,000	797,036
2.125%, 4/7/26(x)	2,000,000	1,862,227
Nordic Investment Bank
2.500%, 4/28/20	500,000	496,960
1.625%, 11/20/20(x)	495,000	481,230
2.250%, 2/1/21	1,500,000	1,474,369
1.250%, 8/2/21	2,000,000	1,901,700
2.125%, 2/1/22	1,000,000	969,664
2.875%, 7/19/23	750,000	742,370
North American Development Bank
2.400%, 10/26/22	1,150,000	1,106,359

Total Supranational		242,184,476

U.S. Government Agency Securities (2.3%)
FFCB
1.500%, 12/19/19	1,000,000	987,328
2.375%, 4/13/20	2,500,000	2,488,523
1.550%, 5/8/20	500,000	490,904
2.550%, 5/15/20	3,000,000	2,991,825
1.680%, 10/13/20	1,000,000	977,120
2.350%, 2/12/21(x)	500,000	494,006
1.620%, 4/20/21	1,000,000	966,851
1.500%, 7/6/21	1,000,000	960,192
1.950%, 11/2/21	1,000,000	968,836
1.680%, 1/5/22	1,000,000	958,904
FHLB
1.375%, 11/15/19	8,495,000	8,373,188
2.125%, 2/11/20	500,000	496,080
1.875%, 3/13/20	2,000,000	1,974,480
4.125%, 3/13/20	4,000,000	4,078,522
2.375%, 3/30/20	5,000,000	4,973,184
2.625%, 5/28/20(x)	8,000,000	7,982,136
1.750%, 7/13/20	1,500,000	1,472,093
1.830%, 7/29/20	1,000,000	983,046
1.800%, 8/28/20	1,500,000	1,470,160
2.625%, 10/1/20	4,000,000	3,983,680
1.950%, 11/5/20	5,000,000	4,893,807
1.870%, 2/10/21	1,500,000	1,464,274
1.375%, 2/18/21	3,150,000	3,042,871
1.750%, 3/12/21	2,000,000	1,946,700
1.125%, 7/14/21	10,000,000	9,535,505
1.875%, 11/29/21(x)	5,000,000	4,841,836
2.160%, 8/17/22	2,750,000	2,667,680
2.510%, 12/29/22	2,000,000	1,957,126
2.875%, 9/13/24	2,000,000	1,964,105
5.500%, 7/15/36	3,000	3,826
FHLMC
1.250%, 10/2/19	7,500,000	7,403,627
1.625%, 10/25/19	500,000	493,521
1.500%, 1/17/20	3,000,000	2,955,081
1.800%, 4/13/20	500,000	493,036
1.375%, 5/1/20(x)	7,350,000	7,191,751
1.625%, 9/29/20(x)	1,630,000	1,589,237
1.875%, 11/17/20	1,000,000	979,656
2.250%, 11/24/20	7,500,000	7,384,899
1.330%, 12/30/20	1,000,000	963,941
2.375%, 2/16/21	2,000,000	1,975,111
1.930%, 8/27/21	1,000,000	968,642
2.375%, 1/13/22	7,947,000	7,802,194
2.753%, 1/30/23	2,500,000	2,455,088
3.200%, 5/15/23	3,000,000	2,989,840
3.350%, 7/26/23	2,500,000	2,497,493
FNMA
0.000%, 10/9/19	4,000,000	3,884,977
1.000%, 10/24/19	4,750,000	4,662,036
1.650%, 1/27/20	1,000,000	987,056
1.500%, 2/28/20(x)	3,500,000	3,439,311
1.500%, 6/22/20	2,500,000	2,444,009
1.500%, 11/30/20	2,817,000	2,736,271
1.875%, 12/28/20	1,313,000	1,285,103
1.375%, 2/26/21(x)	3,000,000	2,892,158
1.250%, 5/6/21(x)	5,000,000	4,792,244
1.250%, 8/17/21	5,000,000	4,774,789
1.375%, 10/7/21	2,000,000	1,910,749
2.000%, 1/5/22	5,000,000	4,852,151
1.875%, 4/5/22	1,000,000	962,844
2.625%, 9/6/24(x)	2,500,000	2,433,796
2.125%, 4/24/26	8,165,000	7,583,552
1.875%, 9/24/26(x)	2,000,000	1,809,369
Tennessee Valley Authority
2.250%, 3/15/20	1,000,000	993,389
3.875%, 2/15/21	2,830,000	2,886,892
1.875%, 8/15/22(x)	1,000,000	959,457
2.875%, 9/15/24	2,400,000	2,359,478
2.875%, 2/1/27	1,000,000	965,429

Total U.S. Government Agency Securities		188,146,965

U.S. Treasury Obligations (50.4%)
U.S. Treasury Bonds
8.500%, 2/15/20	187,000	201,422
8.750%, 8/15/20	1,880,000	2,081,410
7.125%, 2/15/23	4,312,000	5,047,869

See Notes to Portfolio of Investments.

36

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

	Principal Amount	Value (Note 1)
U.S. Treasury Notes
1.000%, 10/15/19	$25,000,000	$24,573,145
1.250%, 10/31/19	14,000,000	13,786,664
1.500%, 10/31/19	35,000,000	34,559,903
1.000%, 11/15/19	23,000,000	22,572,524
3.375%, 11/15/19	223,000	224,647
1.000%, 11/30/19	20,000,000	19,611,954
1.500%, 11/30/19	35,000,000	34,519,296
1.375%, 12/15/19	2,500,000	2,460,830
1.125%, 12/31/19	28,000,000	27,456,626
1.625%, 12/31/19	25,000,000	24,666,408
1.875%, 12/31/19	15,000,000	14,846,601
1.375%, 1/15/20	60,000,000	58,982,814
1.250%, 1/31/20	40,000,000	39,227,968
1.375%, 1/31/20	20,000,000	19,646,954
1.375%, 2/15/20	40,000,000	39,267,188
3.625%, 2/15/20	20,355,000	20,594,409
1.250%, 2/29/20	2,500,000	2,448,144
1.375%, 2/29/20	20,000,000	19,621,250
1.625%, 3/15/20	20,000,000	19,682,032
1.125%, 3/31/20	7,500,000	7,320,762
1.375%, 3/31/20	30,000,000	29,392,851
1.500%, 4/15/20	20,000,000	19,620,312
1.125%, 4/30/20	2,000,000	1,949,164
1.375%, 4/30/20	35,000,000	34,244,221
2.375%, 4/30/20	5,000,000	4,969,140
3.500%, 5/15/20	25,524,000	25,808,353
1.375%, 5/31/20	16,061,000	15,692,726
1.500%, 5/31/20	20,000,000	19,581,874
1.500%, 6/15/20	10,000,000	9,786,719
1.625%, 6/30/20	30,000,000	29,401,290
1.500%, 7/15/20	25,000,000	24,433,495
1.500%, 8/15/20	2,500,000	2,440,732
2.625%, 8/15/20	33,187,000	33,070,328
1.375%, 8/31/20	35,000,000	34,064,706
2.125%, 8/31/20	31,000,000	30,599,179
2.625%, 8/31/20	30,000,000	29,895,819
1.375%, 9/30/20	35,000,000	34,020,546
2.000%, 9/30/20	1,100,000	1,082,452
1.375%, 10/31/20	15,000,000	14,560,899
2.625%, 11/15/20	41,196,000	41,008,686
1.625%, 11/30/20	40,000,000	38,983,436
2.000%, 11/30/20	1,000,000	982,414
1.875%, 12/15/20	20,000,000	19,587,656
1.750%, 12/31/20	20,000,000	19,524,844
2.375%, 12/31/20	16,000,000	15,836,501
2.000%, 1/15/21	5,000,000	4,906,133
1.375%, 1/31/21	45,000,000	43,505,154
2.125%, 1/31/21	51,000,000	50,160,096
3.625%, 2/15/21	47,140,000	47,954,268
1.125%, 2/28/21	63,000,000	60,467,696
2.000%, 2/28/21	1,000,000	980,047
1.250%, 3/31/21	45,000,000	43,265,039
2.250%, 3/31/21	1,100,000	1,083,895
1.375%, 4/30/21	50,000,000	48,160,940
2.250%, 4/30/21	5,000,000	4,923,907
3.125%, 5/15/21	19,069,000	19,192,502
1.375%, 5/31/21	7,500,000	7,213,887
1.125%, 6/30/21	57,000,000	54,386,909
1.125%, 7/31/21	55,000,000	52,392,659
2.250%, 7/31/21	15,000,000	14,743,476
2.125%, 8/15/21	50,062,000	49,019,694
1.125%, 8/31/21	45,000,000	42,801,327
2.000%, 8/31/21	20,000,000	19,510,000
1.125%, 9/30/21	40,000,000	37,988,124
2.125%, 9/30/21	32,500,000	31,791,854
1.250%, 10/31/21	42,500,000	40,454,024
2.000%, 10/31/21	25,000,000	24,347,460
2.000%, 11/15/21	37,978,000	36,970,694
1.750%, 11/30/21	57,500,000	55,514,456
1.500%, 1/31/22	69,000,000	65,941,361
1.875%, 1/31/22	35,000,000	33,855,119
2.000%, 2/15/22	35,162,000	34,143,951
1.750%, 2/28/22	25,000,000	24,066,015
1.875%, 2/28/22	30,000,000	28,999,689
1.750%, 3/31/22	25,000,000	24,039,453
1.875%, 3/31/22	36,500,000	35,248,163
1.750%, 4/30/22	5,000,000	4,803,008
1.875%, 4/30/22	25,000,000	24,119,335
1.750%, 5/15/22	17,936,000	17,218,140
1.750%, 5/31/22	25,000,000	23,990,235
1.875%, 5/31/22	15,000,000	14,460,000
1.750%, 6/30/22	17,500,000	16,778,398
1.875%, 7/31/22	30,000,000	28,865,859
2.000%, 7/31/22	22,000,000	21,266,439
1.625%, 8/15/22	46,428,800	44,221,617
1.625%, 8/31/22	22,000,000	20,946,235
1.875%, 8/31/22	35,000,000	33,642,931
1.750%, 9/30/22	30,000,000	28,669,452
1.875%, 10/31/22	12,500,000	11,993,458
1.625%, 11/15/22	35,304,700	33,516,019
2.000%, 11/30/22	15,000,000	14,452,970
2.125%, 12/31/22	2,000,000	1,935,047
1.750%, 1/31/23	47,500,000	45,206,268
2.375%, 1/31/23	27,000,000	26,381,743
2.000%, 2/15/23	47,530,900	45,702,448
1.500%, 2/28/23	45,000,000	42,327,774
2.625%, 2/28/23	24,000,000	23,693,249
1.500%, 3/31/23	32,000,000	30,070,000
2.500%, 3/31/23	15,000,000	14,721,445
1.625%, 4/30/23	27,500,000	25,955,058
1.750%, 5/15/23	42,514,600	40,326,093
1.625%, 5/31/23	37,000,000	34,884,640
2.750%, 5/31/23	25,000,000	24,794,530
1.375%, 6/30/23	40,000,000	37,235,312
2.625%, 6/30/23	5,000,000	4,929,336
1.250%, 7/31/23	48,500,000	44,816,653
2.500%, 8/15/23	24,250,000	23,757,989
1.375%, 8/31/23	55,000,000	51,055,037
1.375%, 9/30/23	63,000,000	58,407,892
1.625%, 10/31/23	50,000,000	46,879,295
2.750%, 11/15/23	50,000,000	49,520,705
2.750%, 2/15/24	39,000,000	38,588,367
2.125%, 2/29/24	40,000,000	38,320,312
2.000%, 4/30/24	25,000,000	23,753,905
2.500%, 5/15/24	43,000,000	41,939,779
2.000%, 6/30/24	27,500,000	26,083,536
2.125%, 7/31/24	35,000,000	33,399,296
2.375%, 8/15/24	35,000,000	33,847,461
1.875%, 8/31/24	36,000,000	33,851,531
2.125%, 9/30/24	35,000,000	33,351,171
2.250%, 10/31/24	5,000,000	4,794,765
2.250%, 11/15/24	36,000,000	34,504,312
2.250%, 12/31/24	20,000,000	19,156,406
2.500%, 1/31/25	8,000,000	7,770,750
2.000%, 2/15/25	59,000,000	55,573,392
2.625%, 3/31/25	23,000,000	22,485,375
2.125%, 5/15/25	50,000,000	47,349,220
2.000%, 8/15/25	52,500,000	49,201,934
2.250%, 11/15/25	37,000,000	35,172,548
1.625%, 2/15/26	55,000,000	49,918,088
1.625%, 5/15/26	55,000,000	49,759,100
1.500%, 8/15/26	50,000,000	44,646,485
2.000%, 11/15/26	55,000,000	50,888,750

See Notes to Portfolio of Investments.

37

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

	Principal Amount	Value (Note 1)
2.250%, 2/15/27	$50,000,000	$47,064,455
2.375%, 5/15/27	48,000,000	45,571,123
2.250%, 8/15/27	47,000,000	44,071,679
2.250%, 11/15/27	45,000,000	42,117,187
2.750%, 2/15/28	44,500,000	43,388,194
2.875%, 5/15/28	45,000,000	44,317,615
2.875%, 8/15/28	48,000,000	47,265,000

Total U.S. Treasury Obligations		4,121,663,501

Total Long-Term Debt Securities (93.0%) (Cost $7,794,933,997)		7,607,985,852

	Number of Shares	Value (Note 1)
PREFERRED STOCKS:
Financials (0.0%)
Thrifts & Mortgage Finance (0.0%)
FHLMC,
Series Z
(ICE LIBOR USD 3 Month + 4.16%, 7.88% Floor), 7.875%(k)*	17,000	90,610
FNMA,
Series S
(ICE LIBOR USD 3 Month + 4.23%, 7.75% Floor), 7.750%(k)*	22,000	121,220

Total Preferred Stocks (0.0%) (Cost $18,166)		211,830

EXCHANGE TRADED FUNDS (ETF):
Fixed Income (6.4%)
iShares 1-3 Year Treasury Bond ETF(x)	680,000	56,501,200
iShares 3-7 Year Treasury Bond ETF(x)	473,449	56,373,573
iShares 7-10 Year Treasury Bond ETF(x)	175,971	17,802,986
Vanguard Intermediate-Term Treasury ETF(x)	2,900,000	180,061,000
Vanguard Short-Term Treasury Index Fund(x)	3,600,000	215,064,000

Total Exchange Traded Funds (6.4%) (Cost $530,272,238)		525,802,759

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Repurchase Agreements (2.4%)
Citigroup Global Markets, Inc., 2.44%, dated 9/28/18, due 10/5/18, repurchase price $9,004,270, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 1.625%-2.250%, maturing 11/30/19-11/15/27; total market value $9,488,575.(xx)	$9,000,000	9,000,000
Deutsche Bank Securities, Inc., 2.26%, dated 9/28/18, due 10/1/18, repurchase price $330,859, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 5/15/19-8/15/47; total market value $337,412.(xx)	330,796	330,796
HSBC Securities, Inc., 2.18%, dated 9/25/18, due 10/2/18, repurchase price $5,001,211, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 2/15/33-2/15/43; total market value $5,101,854.(xx)	5,000,000	5,000,000
ING Bank NV, 2.42%, dated 9/28/18, due 10/1/18, repurchase price $7,001,412, collateralized by various Common Stocks; total market value $7,778,721.(xx)	7,000,000	7,000,000
Natwest Markets Securities, Inc., 2.14%, dated 9/25/18, due 10/2/18, repurchase price $20,229,809, collateralized by various U.S. Government Treasury Securities, ranging from 1.375%-2.125%, maturing 10/31/20-11/15/26; total market value $20,636,858.(xx)	20,225,000	20,225,000
Natwest Markets Securities, Inc., 2.19%, dated 9/28/18, due 10/5/18, repurchase price $7,002,981, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-3.375%, maturing 2/15/19-5/15/44; total market value $7,141,307.(xx)	7,000,000	7,000,000
Natwest Markets Securities, Inc., 2.25%, dated 9/28/18, due 10/1/18, repurchase price $5,000,938, collateralized by various U.S. Government Treasury Securities, ranging from 1.375%-2.875%, maturing 5/31/19-11/15/26; total market value $5,100,958.(xx)	5,000,000	5,000,000
NBC Global Finance Ltd., 2.34%, dated 9/28/18, due 10/1/18, repurchase price $5,000,975, collateralized by various Common Stocks; total market value $5,563,276.(xx)	5,000,000	5,000,000
NBC Global Finance Ltd., 2.37%, dated 9/28/18, due 10/5/18, repurchase price $12,005,530, collateralized by various Common Stocks; total market value $13,352,930.(xx)	12,000,000	12,000,000
Societe Generale SA, 2.19%, dated 9/28/18, due 10/5/18, repurchase price $44,018,737, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.125%, maturing 11/8/18-11/15/45; total market value $44,880,000.(xx)	44,000,000	44,000,000

See Notes to Portfolio of Investments.

38

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

	Principal Amount	Value (Note 1)
Societe Generale SA, 2.19%, dated 9/28/18, due 10/5/18, repurchase price $6,002,555, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-3.875%, maturing 11/8/18-8/15/45; total market value $6,120,004.(xx)	$6,000,000	$6,000,000
Societe Generale SA, 2.34%, dated 9/28/18, due 10/5/18, repurchase price $23,010,465, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.000%-4.250%, maturing 2/7/19-2/15/47; total market value $25,544,913.(xx)	23,000,000	23,000,000
Societe Generale SA, 2.34%, dated 9/28/18, due 10/5/18, repurchase price $13,005,915, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.000%-4.250%, maturing 2/7/19-2/15/47; total market value $14,438,429.(xx)	13,000,000	13,000,000
Societe Generale SA, 2.31%, dated 9/28/18, due 10/1/18, repurchase price $20,003,850, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.000%-4.250%, maturing 2/7/19-2/15/47; total market value $22,212,968.(xx)	20,000,000	20,000,000
Societe Generale SA, 2.34%, dated 9/28/18, due 10/5/18, repurchase price $18,008,190, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.000%-4.250%, maturing 2/7/19-2/15/47; total market value $19,991,671.(xx)	18,000,000	18,000,000

Total Repurchase Agreements		194,555,796

Total Short-Term Investments (2.4%) (Cost $194,555,796)		194,555,796

Total Investments in Securities (101.8%) (Cost $8,519,780,197)		8,328,556,237
Other Assets Less Liabilities (-1.8%)		(145,054,259)

Net Assets (100%)		$8,183,501,978

See Notes to Portfolio of Investments.

39

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

*	Non-income producing.

§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At September 30, 2018, the market value of these securities amounted to $74,765,268 or 0.9% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(b)	Rule 144A Illiquid Security. At September 30, 2018, the market value of these securities amounted to $6,096,490 or 0.1% of net assets.

(e)	Step Bond - Coupon rate increases or decreases in increments to maturity. Rate disclosed is as of September 30, 2018. Maturity date disclosed is the ultimate maturity date.

(k)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of September 30, 2018.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At September 30, 2018, the market value of these securities amounted to $1,460,502 or 0.0% of net assets.

(x)	All or a portion of security is on loan at September 30, 2018.

(xx)

At September 30, 2018, the Portfolio had loaned securities with a total value of $208,926,148. This was secured by cash collateral of $194,555,796 which was subsequently invested in joint repurchase agreements with a total value of $194,555,796, for which the Portfolio has a proportionate interest as reported in the Portfolio of Investments as Repurchase Agreements, and $18,752,014 collateralized by various U.S. Government Treasury Securities, ranging from 0.000% - 8.750%, maturing 9/30/18-11/15/47.

Glossary:

AGM — Insured by Assured Guaranty Municipal Corp.

FFCB — Federal Farm Credit Bank

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corp.

FNMA — Federal National Mortgage Association

ICE — Intercontinental Exchange

LIBOR — London Interbank Offered Rate

USD — United States Dollar

See Notes to Portfolio of Investments.

40

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2018:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Asset-Backed Securities	$—	$4,151,835	$—	$4,151,835
Corporate Bonds
Communication Services	—	147,299,558	—	147,299,558
Consumer Discretionary	—	114,323,773	—	114,323,773
Consumer Staples	—	199,095,536	—	199,095,536
Energy	—	238,786,458	—	238,786,458
Financials	—	1,178,638,138	—	1,178,638,138
Health Care	—	270,374,452	—	270,374,452
Industrials	—	161,977,328	—	161,977,328
Information Technology	—	241,062,766	—	241,062,766
Materials	—	66,022,737	—	66,022,737
Real Estate	—	104,572,275	—	104,572,275
Utilities	—	128,626,902	—	128,626,902
Exchange Traded Funds	525,802,759	—	—	525,802,759
Foreign Government Securities	—	192,949,486	—	192,949,486
Municipal Bonds	—	8,109,666	—	8,109,666
Preferred Stocks
Financials	211,830	—	—	211,830
Short-Term Investments
Repurchase Agreements	—	194,555,796	—	194,555,796
Supranational	—	242,184,476	—	242,184,476
U.S. Government Agency Securities	—	188,146,965	—	188,146,965
U.S. Treasury Obligations	—	4,121,663,501	—	4,121,663,501

Total Assets	$526,014,589	$7,802,541,648	$—	$8,328,556,237

Total Liabilities	$—	$—	$—	$—

Total	$526,014,589	$7,802,541,648	$—	$8,328,556,237

There were no transfers between Levels 1, 2 or 3 during the nine months ended September 30, 2018.

As of September 30, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$11,541,962
Aggregate gross unrealized depreciation	(203,408,108)

Net unrealized depreciation	$(191,866,146)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$8,520,422,383

See Notes to Portfolio of Investments.

41

EQ ADVISORS TRUST

EQ/EMERGING MARKETS EQUITY PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Brazil (2.6%)
Banco Bradesco SA (ADR)*	41,152	$291,356
Cielo SA	77,954	235,490
Embraer SA	51,200	251,401
Itau Unibanco Holding SA (ADR)	31,729	348,384
Petroleo Brasileiro SA (ADR)*	28,635	345,625

		1,472,256

Chile (0.6%)
Sociedad Quimica y Minera de Chile SA (ADR)	7,708	352,410

China (9.4%)
Anhui Conch Cement Co. Ltd., Class H	110,000	663,933
Baidu, Inc. (ADR)*	1,897	433,806
BYD Co. Ltd., Class H(x)	53,000	380,489
China BlueChemical Ltd., Class H	514,000	208,138
China Oilfield Services Ltd., Class H	228,000	247,271
China Petroleum & Chemical Corp., Class H	404,400	405,002
Dongfeng Motor Group Co. Ltd., Class H	156,000	160,616
Industrial & Commercial Bank of China Ltd., Class H	365,000	266,697
Jiangxi Copper Co. Ltd., Class H	266,000	310,229
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	87,500	344,820
Sinopharm Group Co. Ltd., Class H	93,600	457,936
TravelSky Technology Ltd., Class H	206,000	535,502
Weichai Power Co. Ltd., Class H(x)	660,000	817,797
Zhejiang Expressway Co. Ltd., Class H	174,000	144,697

		5,376,933

Colombia (1.4%)
Bancolombia SA (ADR)	7,595	316,864
Ecopetrol SA	350,625	476,920

		793,784

Czech Republic (0.7%)
Komercni banka A/S	9,180	376,848

Hungary (0.5%)
MOL Hungarian Oil & Gas plc	26,209	282,360

India (1.7%)
HDFC Bank Ltd. (ADR)	5,597	526,678
ICICI Bank Ltd. (ADR)	52,183	443,033

		969,711

Indonesia (1.2%)
Bank Rakyat Indonesia Persero Tbk. PT	1,744,200	368,703
Indofood Sukses Makmur Tbk. PT	516,300	204,420
Media Nusantara Citra Tbk. PT	2,161,400	116,762

		689,885

Malaysia (0.2%)
AMMB Holdings Bhd.	132,400	132,128

Mexico (0.4%)
Grupo Financiero Banorte SAB de CV, Class O	34,900	252,323

South Africa (1.4%)
FirstRand Ltd.	87,714	420,977
Investec Ltd.	55,694	391,990

		812,967

South Korea (3.4%)
CJ Corp.	2,661	323,854
DB Insurance Co. Ltd.	3,958	259,763
KT Corp.	5,748	164,795
POSCO	1,377	365,586
Samsung Electronics Co. Ltd.	20,100	841,691

		1,955,689

Taiwan (5.5%)
ASE Technology Holding Co. Ltd.	234,512	572,205
Hon Hai Precision Industry Co. Ltd.	116,000	300,894
Micro-Star International Co. Ltd.	191,000	516,081
Taiwan Semiconductor Manufacturing Co. Ltd.	103,000	885,517
Uni-President Enterprises Corp.	192,750	503,134
WPG Holdings Ltd.(r)	306,000	379,832

		3,157,663

Thailand (0.9%)
Kasikornbank PCL	43,800	295,251
PTT Global Chemical PCL	96,400	242,192

		537,443

United States (0.5%)
JBS SA	135,100	312,782

Total Common Stocks (30.4%) (Cost $16,336,255)		17,475,182

EXCHANGE TRADED FUNDS (ETF):
Equity (47.8%)
iShares Core MSCI Emerging Markets ETF	354,466	18,354,249
Vanguard FTSE Emerging Markets ETF	221,008	9,061,328

Total Exchange Traded Funds (47.8%) (Cost $26,723,368)		27,415,577

SHORT-TERM INVESTMENTS:
Investment Company (18.9%)
JPMorgan Prime Money Market Fund, IM Shares	10,878,548	10,881,812

	Principal Amount	Value (Note 1)
Repurchase Agreement (0.4%)
Deutsche Bank Securities, Inc., 2.26%, dated 9/28/18, due 10/1/18, repurchase price $215,909, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 5/15/19-8/15/47; total market value $220,186.(xx)	$215,869	215,869

Total Short-Term Investments (19.3%) (Cost $11,097,734)		11,097,681

Total Investments in Securities (97.5%) (Cost $54,157,357)		55,988,440
Other Assets Less Liabilities (2.5%)		1,464,464

Net Assets (100%)		$57,452,904

*	Non-income producing.

(r)	Value determined using significant unobservable inputs.

(x)	All or a portion of security is on loan at September 30, 2018.

(xx)

At September 30, 2018, the Portfolio had loaned securities with a total value of $200,520. This was secured by cash collateral of $215,869 which was subsequently invested in joint repurchase agreements with a total value of $215,869, for which the Portfolio has a proportionate interest as reported in the Portfolio of Investments as Repurchase Agreements.

Glossary:

ADR — American Depositary Receipt

USD — United States Dollar

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

EQ/EMERGING MARKETS EQUITY PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

Sector Weightings

As of September 30, 2018

	Market Value	% of Net Assets
Exchange Traded Funds	$27,415,577	47.8%
Investment Company	10,881,812	18.9
Financials	4,690,995	8.2
Information Technology	4,267,212	7.4
Materials	2,142,488	3.7
Energy	1,757,178	3.1
Industrials	1,537,749	2.7
Consumer Staples	1,020,336	1.8
Health Care	802,756	1.4
Communication Services	715,363	1.2
Consumer Discretionary	541,105	0.9
Repurchase Agreement	215,869	0.4
Cash and Other	1,464,464	2.5

		100.0%

Futures contracts outstanding as of September 30, 2018 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
MSCI Emerging Markets E-Mini Index	235	12/2018	USD	12,333,975	173,320

					173,320

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

EQ/EMERGING MARKETS EQUITY PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2018:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)(a)	Total
Assets:
Common Stocks
Brazil	$1,472,256	$—	$—	$1,472,256
Chile	352,410	—	—	352,410
China	433,806	4,943,127	—	5,376,933
Colombia	793,784	—	—	793,784
Czech Republic	—	376,848	—	376,848
Hungary	—	282,360	—	282,360
India	969,711	—	—	969,711
Indonesia	—	689,885	—	689,885
Malaysia	—	132,128	—	132,128
Mexico	252,323	—	—	252,323
South Africa	—	812,967	—	812,967
South Korea	—	1,955,689	—	1,955,689
Taiwan	—	2,777,831	379,832	3,157,663
Thailand	—	537,443	—	537,443
United States	312,782	—	—	312,782
Exchange Traded Funds	27,415,577	—	—	27,415,577
Futures	173,320	—	—	173,320
Short-Term Investments
Investment Company	10,881,812	—	—	10,881,812
Repurchase Agreement	—	215,869	—	215,869

Total Assets	$43,057,781	$12,724,147	$379,832	$56,161,760

Total Liabilities	$—	$—	$—	$—

Total	$43,057,781	$12,724,147	$379,832	$56,161,760

(a)	A security with a market value of $379,832 transferred from Level 2 to Level 3 at the end of the period due to inactive trading.

There were no additional transfers between Levels 1, 2 or 3 during the nine months ended September 30, 2018.

As of September 30, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$3,257,041
Aggregate gross unrealized depreciation	(1,996,185)

Net unrealized appreciation	$1,260,856

Federal income tax cost of investments in securities and derivative instruments, if applicable	$54,900,904

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (9.2%)
Diversified Telecommunication Services (1.9%)
AT&T, Inc.	1,739,704	$58,419,260
CenturyLink, Inc.	235,133	4,984,820
Verizon Communications, Inc.	989,836	52,847,344

		116,251,424

Entertainment (1.5%)
Activision Blizzard, Inc.	182,368	15,171,194
Electronic Arts, Inc.*	73,480	8,853,605
Take-Two Interactive Software, Inc.*	27,444	3,786,998
Twenty-First Century Fox, Inc., Class A	252,435	11,695,313
Twenty-First Century Fox, Inc., Class B	105,145	4,817,744
Viacom, Inc., Class B	84,500	2,852,720
Walt Disney Co. (The)	356,130	41,645,842

		88,823,416

Interactive Media & Services (4.6%)
Alphabet, Inc., Class A*	71,599	86,425,721
Alphabet, Inc., Class C*	72,793	86,876,262
Facebook, Inc., Class A*	574,652	94,507,268
Twitter, Inc.*	156,874	4,464,634

		272,273,885

Media (1.2%)
CBS Corp. (Non-Voting), Class B	81,800	4,699,410
Charter Communications, Inc., Class A*	44,401	14,469,398
Comcast Corp., Class A	1,100,154	38,956,453
Discovery, Inc., Class A(x)*	37,366	1,195,712
Discovery, Inc., Class C*	81,797	2,419,555
DISH Network Corp., Class A*	54,809	1,959,970
Interpublic Group of Cos., Inc. (The)	92,326	2,111,496
News Corp., Class A	91,750	1,210,182
News Corp., Class B	29,111	395,910
Omnicom Group, Inc.	54,450	3,703,689

		71,121,775

Total Communication Services		548,470,500

Consumer Discretionary (10.9%)
Auto Components (0.1%)
Aptiv plc	63,436	5,322,280
BorgWarner, Inc.	47,270	2,022,211
Goodyear Tire & Rubber Co. (The)	57,400	1,342,586

		8,687,077

Automobiles (0.4%)
Ford Motor Co.	937,698	8,673,707
General Motors Co.	303,894	10,232,111
Harley-Davidson, Inc.	39,850	1,805,205

		20,711,023

Distributors (0.1%)
Genuine Parts Co.	35,110	3,489,934
LKQ Corp.*	74,137	2,347,919

		5,837,853

Diversified Consumer Services (0.0%)
H&R Block, Inc.	50,100	1,290,075

		1,290,075

Hotels, Restaurants & Leisure (1.6%)
Carnival Corp.	97,200	6,198,444
Chipotle Mexican Grill, Inc.*	5,901	2,682,123
Darden Restaurants, Inc.	29,650	3,296,783
Hilton Worldwide Holdings, Inc.	66,915	5,405,394
Marriott International, Inc., Class A	71,117	9,389,577
McDonald’s Corp.	188,150	31,475,613
MGM Resorts International	120,026	3,349,926
Norwegian Cruise Line Holdings Ltd.*	49,431	2,838,822
Royal Caribbean Cruises Ltd.	40,573	5,272,056
Starbucks Corp.	330,600	18,791,304
Wynn Resorts Ltd.	20,329	2,583,003
Yum! Brands, Inc.	77,430	7,039,161

		98,322,206

Household Durables (0.3%)
DR Horton, Inc.	82,200	3,467,196
Garmin Ltd.	26,560	1,860,528
Leggett & Platt, Inc.	31,400	1,375,006
Lennar Corp., Class A	65,450	3,055,861
Mohawk Industries, Inc.*	15,200	2,665,320
Newell Brands, Inc.	116,280	2,360,484
PulteGroup, Inc.	62,907	1,558,206
Whirlpool Corp.	15,416	1,830,650

		18,173,251

Internet & Direct Marketing Retail (4.6%)
Amazon.com, Inc.*	99,645	199,588,935
Booking Holdings, Inc.*	11,556	22,927,104
eBay, Inc.*	221,450	7,312,279
Expedia Group, Inc.	28,939	3,775,961
Netflix, Inc.*	104,220	38,991,828
TripAdvisor, Inc.(x)*	25,609	1,307,852

		273,903,959

Leisure Products (0.1%)
Hasbro, Inc.	27,208	2,860,105
Mattel, Inc.(x)*	82,400	1,293,680

		4,153,785

Multiline Retail (0.5%)
Dollar General Corp.	60,850	6,650,905
Dollar Tree, Inc.*	56,895	4,639,787
Kohl’s Corp.	40,220	2,998,401
Macy’s, Inc.	73,322	2,546,473
Nordstrom, Inc.	28,070	1,678,867
Target Corp.	127,670	11,261,771

		29,776,204

Specialty Retail (2.4%)
Advance Auto Parts, Inc.	17,737	2,985,669
AutoZone, Inc.*	6,430	4,987,751
Best Buy Co., Inc.	58,675	4,656,448
CarMax, Inc.*	42,606	3,181,390
Foot Locker, Inc.	28,268	1,441,103
Gap, Inc. (The)	51,955	1,498,902
Home Depot, Inc. (The)	276,418	57,259,989
L Brands, Inc.	58,017	1,757,915
Lowe’s Cos., Inc.	196,880	22,605,761
O’Reilly Automotive, Inc.*	19,684	6,836,647
Ross Stores, Inc.	90,640	8,982,424
Tiffany & Co.	24,360	3,141,709
TJX Cos., Inc. (The)	150,250	16,831,005
Tractor Supply Co.	29,215	2,655,059
Ulta Beauty, Inc.*	13,741	3,876,611

		142,698,383

Textiles, Apparel & Luxury Goods (0.8%)
Hanesbrands, Inc.(x)	86,303	1,590,564
Michael Kors Holdings Ltd.*	35,868	2,459,110
NIKE, Inc., Class B	307,300	26,034,456
PVH Corp.	18,456	2,665,046
Ralph Lauren Corp.	13,300	1,829,415
Tapestry, Inc.	68,900	3,463,603
Under Armour, Inc., Class A(x)*	44,516	944,630
Under Armour, Inc., Class C*	45,027	876,225
VF Corp.	78,450	7,331,153

		47,194,202

Total Consumer Discretionary		650,748,018

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Consumer Staples (6.6%)
Beverages (1.7%)
Brown-Forman Corp., Class B	62,712	$3,170,092
Coca-Cola Co. (The)	917,516	42,380,064
Constellation Brands, Inc., Class A	40,250	8,678,705
Molson Coors Brewing Co., Class B	44,250	2,721,375
Monster Beverage Corp.*	98,370	5,733,004
PepsiCo, Inc.	339,703	37,978,795

		100,662,035

Food & Staples Retailing (1.4%)
Costco Wholesale Corp.	105,050	24,674,144
Kroger Co. (The)	194,700	5,667,717
Sysco Corp.	114,800	8,409,100
Walgreens Boots Alliance, Inc.	204,250	14,889,825
Walmart, Inc.	346,618	32,550,897

		86,191,683

Food Products (1.0%)
Archer-Daniels-Midland Co.	133,966	6,734,471
Campbell Soup Co.(x)	46,000	1,684,980
Conagra Brands, Inc.	94,250	3,201,672
General Mills, Inc.	142,000	6,094,640
Hershey Co. (The)	33,500	3,417,000
Hormel Foods Corp.(x)	64,616	2,545,870
JM Smucker Co. (The)	27,247	2,795,815
Kellogg Co.	59,800	4,187,196
Kraft Heinz Co. (The)	143,027	7,882,218
McCormick & Co., Inc. (Non-Voting)	29,050	3,827,337
Mondelez International, Inc., Class A	353,331	15,179,100
Tyson Foods, Inc., Class A	71,250	4,241,513

		61,791,812

Household Products (1.4%)
Church & Dwight Co., Inc.	58,598	3,478,963
Clorox Co. (The)	31,050	4,670,230
Colgate-Palmolive Co.	208,950	13,989,203
Kimberly-Clark Corp.	83,694	9,510,986
Procter & Gamble Co. (The)	602,391	50,137,003

		81,786,385

Personal Products (0.1%)
Coty, Inc., Class A	113,222	1,422,068
Estee Lauder Cos., Inc. (The), Class A	53,650	7,796,418

		9,218,486

Tobacco (1.0%)
Altria Group, Inc.	453,400	27,344,554
Philip Morris International, Inc.	372,350	30,361,419

		57,705,973

Total Consumer Staples		397,356,374

Energy (5.9%)
Energy Equipment & Services (0.7%)
Baker Hughes a GE Co.	99,757	3,374,779
Halliburton Co.	209,850	8,505,221
Helmerich & Payne, Inc.	26,069	1,792,765
National Oilwell Varco, Inc.	91,497	3,941,691
Schlumberger Ltd.	331,834	20,215,327
TechnipFMC plc	103,891	3,246,594

		41,076,377

Oil, Gas & Consumable Fuels (5.2%)
Anadarko Petroleum Corp.	123,394	8,317,990
Andeavor	33,404	5,127,514
Apache Corp.	91,480	4,360,852
Cabot Oil & Gas Corp.	108,136	2,435,223
Chevron Corp.	457,784	55,977,827
Cimarex Energy Co.	22,852	2,123,865
Concho Resources, Inc.*	45,578	6,962,039
ConocoPhillips	280,284	21,693,982
Devon Energy Corp.	125,300	5,004,482
EOG Resources, Inc.	138,700	17,693,959
EQT Corp.	60,417	2,672,244
Exxon Mobil Corp.#	1,014,333	86,238,592
Hess Corp.	62,650	4,484,487
HollyFrontier Corp.	42,239	2,952,506
Kinder Morgan, Inc.	454,516	8,058,569
Marathon Oil Corp.	204,314	4,756,430
Marathon Petroleum Corp.	111,014	8,877,790
Newfield Exploration Co.*	47,800	1,378,074
Noble Energy, Inc.	116,006	3,618,227
Occidental Petroleum Corp.	183,450	15,074,086
ONEOK, Inc.	98,441	6,673,315
Phillips 66	100,542	11,333,094
Pioneer Natural Resources Co.	40,829	7,112,003
Valero Energy Corp.	103,185	11,737,294
Williams Cos., Inc. (The)	283,971	7,721,171

		312,385,615

Total Energy		353,461,992

Financials (13.3%)
Banks (5.9%)
Bank of America Corp.	2,259,021	66,550,759
BB&T Corp.	186,800	9,067,272
Citigroup, Inc.	610,900	43,825,966
Citizens Financial Group, Inc.	116,121	4,478,787
Comerica, Inc.	41,150	3,711,730
Fifth Third Bancorp	164,717	4,598,899
Huntington Bancshares, Inc.	264,688	3,949,145
JPMorgan Chase & Co.	815,691	92,042,572
KeyCorp	254,300	5,058,027
M&T Bank Corp.	34,800	5,725,992
People’s United Financial, Inc.	83,343	1,426,832
PNC Financial Services Group, Inc. (The)	112,479	15,318,515
Regions Financial Corp.	269,052	4,937,104
SunTrust Banks, Inc.	111,300	7,433,727
SVB Financial Group*	12,762	3,966,812
US Bancorp	373,745	19,737,473
Wells Fargo & Co.	1,050,603	55,219,694
Zions Bancorp	47,150	2,364,573

		349,413,879

Capital Markets (2.7%)
Affiliated Managers Group, Inc.	13,011	1,778,864
Ameriprise Financial, Inc.	34,607	5,110,070
Bank of New York Mellon Corp. (The)	242,119	12,345,648
BlackRock, Inc.	29,614	13,957,967
Cboe Global Markets, Inc.	26,962	2,587,274
Charles Schwab Corp. (The)	287,655	14,138,243
CME Group, Inc.	81,615	13,891,689
E*TRADE Financial Corp.*	63,140	3,307,905
Franklin Resources, Inc.	76,301	2,320,313
Goldman Sachs Group, Inc. (The)	84,192	18,879,214
Intercontinental Exchange, Inc.	138,680	10,385,745
Invesco Ltd.	98,401	2,251,415
Jefferies Financial Services, Inc.	72,542	1,593,022
Moody’s Corp.	39,976	6,683,987
Morgan Stanley	326,513	15,205,710
MSCI, Inc.	21,328	3,783,800
Nasdaq, Inc.	27,973	2,400,083
Northern Trust Corp.	50,600	5,167,778
Raymond James Financial, Inc.	31,114	2,864,044
S&P Global, Inc.	60,250	11,772,248
State Street Corp.	87,520	7,332,426
T. Rowe Price Group, Inc.	57,986	6,330,911

		164,088,356

Consumer Finance (0.7%)
American Express Co.	171,110	18,221,504
Capital One Financial Corp.	116,494	11,058,775

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Discover Financial Services	83,521	$6,385,181
Synchrony Financial	169,962	5,282,419

		40,947,879

Diversified Financial Services (1.7%)
Berkshire Hathaway, Inc., Class B*	474,126	101,515,118

Insurance (2.3%)
Aflac, Inc.	185,400	8,726,778
Allstate Corp. (The)	84,176	8,308,171
American International Group, Inc.	215,048	11,449,156
Aon plc	58,575	9,007,664
Arthur J Gallagher & Co.	43,616	3,246,775
Assurant, Inc.	12,630	1,363,408
Brighthouse Financial, Inc.*	28,672	1,268,449
Chubb Ltd.	111,550	14,907,542
Cincinnati Financial Corp.	35,713	2,743,116
Everest Re Group Ltd.	9,845	2,249,287
Hartford Financial Services Group, Inc. (The)	85,750	4,284,070
Lincoln National Corp.	52,378	3,543,895
Loews Corp.	62,697	3,149,270
Marsh & McLennan Cos., Inc.	121,550	10,054,616
MetLife, Inc.	243,499	11,376,273
Principal Financial Group, Inc.	63,800	3,738,042
Progressive Corp. (The)	139,500	9,910,080
Prudential Financial, Inc.	100,600	10,192,792
Torchmark Corp.	25,262	2,189,963
Travelers Cos., Inc. (The)	64,774	8,401,836
Unum Group	52,920	2,067,584
Willis Towers Watson plc	31,601	4,453,845

		136,632,612

Total Financials		792,597,844

Health Care (14.9%)
Biotechnology (2.6%)
AbbVie, Inc.	363,074	34,339,539
Alexion Pharmaceuticals, Inc.*	53,300	7,409,233
Amgen, Inc.	159,568	33,076,851
Biogen, Inc.*	50,539	17,855,934
Celgene Corp.*	169,300	15,150,657
Gilead Sciences, Inc.	311,458	24,047,672
Incyte Corp.*	42,106	2,908,683
Regeneron Pharmaceuticals, Inc.*	18,534	7,488,477
Vertex Pharmaceuticals, Inc.*	61,033	11,763,500

		154,040,546

Health Care Equipment & Supplies (3.2%)
Abbott Laboratories	420,020	30,812,667
ABIOMED, Inc.*	10,161	4,569,910
Align Technology, Inc.*	17,337	6,782,581
Baxter International, Inc.	117,950	9,092,765
Becton Dickinson and Co.	64,015	16,707,915
Boston Scientific Corp.*	330,556	12,726,406
Cooper Cos., Inc. (The)	11,728	3,250,415
Danaher Corp.	147,250	16,000,185
Dentsply Sirona, Inc.	54,478	2,056,000
Edwards Lifesciences Corp.*	50,458	8,784,738
Hologic, Inc.*	65,339	2,677,592
IDEXX Laboratories, Inc.*	20,854	5,206,410
Intuitive Surgical, Inc.*	27,189	15,606,486
Medtronic plc	324,402	31,911,425
ResMed, Inc.	34,158	3,939,784
Stryker Corp.	77,000	13,681,360
Varian Medical Systems, Inc.*	21,888	2,449,924
Zimmer Biomet Holdings, Inc.	48,650	6,396,015

		192,652,578

Health Care Providers & Services (3.4%)
Aetna, Inc.	78,378	15,898,977
AmerisourceBergen Corp.	38,950	3,591,969
Anthem, Inc.	61,150	16,758,157
Cardinal Health, Inc.	74,425	4,018,950
Centene Corp.*	49,187	7,121,294
Cigna Corp.	58,250	12,130,562
CVS Health Corp.	243,545	19,171,862
DaVita, Inc.*	33,438	2,395,164
Envision Healthcare Corp.*	28,931	1,323,015
Express Scripts Holding Co.*	134,555	12,784,071
HCA Healthcare, Inc.	66,980	9,318,258
Henry Schein, Inc.*	36,832	3,131,825
Humana, Inc.	33,000	11,171,160
Laboratory Corp. of America Holdings*	24,550	4,263,844
McKesson Corp.	48,431	6,424,372
Quest Diagnostics, Inc.	32,550	3,512,471
UnitedHealth Group, Inc.	230,300	61,269,012
Universal Health Services, Inc., Class B	20,850	2,665,464
WellCare Health Plans, Inc.*	11,840	3,794,602

		200,745,029

Health Care Technology (0.1%)
Cerner Corp.*	75,442	4,859,219

Life Sciences Tools & Services (0.9%)
Agilent Technologies, Inc.	76,573	5,401,459
Illumina, Inc.*	35,228	12,930,790
IQVIA Holdings, Inc.*	38,719	5,023,403
Mettler-Toledo International, Inc.*	6,074	3,698,945
PerkinElmer, Inc.	26,450	2,572,791
Thermo Fisher Scientific, Inc.	96,400	23,529,312
Waters Corp.*	18,800	3,659,984

		56,816,684

Pharmaceuticals (4.7%)
Allergan plc	81,245	15,475,548
Bristol-Myers Squibb Co.	391,523	24,305,748
Eli Lilly & Co.	228,860	24,558,967
Johnson & Johnson	642,560	88,782,515
Merck & Co., Inc.	644,517	45,722,036
Mylan NV*	123,450	4,518,270
Nektar Therapeutics*	38,549	2,349,947
Perrigo Co. plc	30,839	2,183,401
Pfizer, Inc.	1,401,390	61,759,257
Zoetis, Inc.	115,924	10,614,001

		280,269,690

Total Health Care		889,383,746

Industrials (9.7%)
Aerospace & Defense (2.7%)
Arconic, Inc.	101,732	2,239,121
Boeing Co. (The)	131,224	48,802,206
General Dynamics Corp.	66,200	13,552,464
Harris Corp.	28,434	4,811,317
Huntington Ingalls Industries, Inc.	10,706	2,741,592
L3 Technologies, Inc.	18,850	4,007,887
Lockheed Martin Corp.	59,508	20,587,388
Northrop Grumman Corp.	41,820	13,272,413
Raytheon Co.	68,800	14,218,208
Rockwell Collins, Inc.	39,350	5,527,495
Textron, Inc.	61,300	4,381,111
TransDigm Group, Inc.*	11,751	4,374,897
United Technologies Corp.	178,250	24,921,133

		163,437,232

Air Freight & Logistics (0.7%)
CH Robinson Worldwide, Inc.	33,302	3,260,932
Expeditors International of Washington, Inc.	41,848	3,077,083
FedEx Corp.	58,960	14,196,978

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
United Parcel Service, Inc., Class B	165,200	$19,287,100

		39,822,093

Airlines (0.5%)
Alaska Air Group, Inc.	29,444	2,027,514
American Airlines Group, Inc.	99,763	4,123,205
Delta Air Lines, Inc.	154,573	8,938,957
Southwest Airlines Co.	127,718	7,975,989
United Continental Holdings, Inc.*	56,424	5,025,121

		28,090,786

Building Products (0.3%)
Allegion plc	22,738	2,059,381
AO Smith Corp.	34,715	1,852,739
Fortune Brands Home & Security, Inc.	34,946	1,829,773
Johnson Controls International plc	221,867	7,765,345
Masco Corp.	74,300	2,719,380

		16,226,618

Commercial Services & Supplies (0.3%)
Cintas Corp.	20,700	4,094,667
Copart, Inc.*	48,342	2,491,063
Republic Services, Inc.	53,351	3,876,484
Stericycle, Inc.*	20,415	1,197,952
Waste Management, Inc.	95,256	8,607,332

		20,267,498

Construction & Engineering (0.1%)
Fluor Corp.	33,650	1,955,065
Jacobs Engineering Group, Inc.	28,814	2,204,271
Quanta Services, Inc.*	35,800	1,195,004

		5,354,340

Electrical Equipment (0.5%)
AMETEK, Inc.	55,448	4,387,046
Eaton Corp. plc	104,725	9,082,799
Emerson Electric Co.	150,900	11,555,922
Rockwell Automation, Inc.	30,100	5,644,352

		30,670,119

Industrial Conglomerates (1.5%)
3M Co.	142,250	29,973,498
General Electric Co.	2,080,715	23,491,272
Honeywell International, Inc.	178,962	29,779,277
Roper Technologies, Inc.	24,705	7,317,868

		90,561,915

Machinery (1.5%)
Caterpillar, Inc.	143,200	21,836,568
Cummins, Inc.	37,150	5,426,501
Deere & Co.	77,700	11,680,641
Dover Corp.	37,000	3,275,610
Flowserve Corp.	31,341	1,714,039
Fortive Corp.(x)	73,725	6,207,645
Illinois Tool Works, Inc.	72,995	10,301,054
Ingersoll-Rand plc	59,415	6,078,155
PACCAR, Inc.	84,200	5,741,598
Parker-Hannifin Corp.	31,900	5,867,367
Pentair plc	38,858	1,684,494
Snap-on, Inc.	13,600	2,496,960
Stanley Black & Decker, Inc.	36,946	5,410,372
Xylem, Inc.	43,100	3,442,397

		91,163,401

Professional Services (0.3%)
Equifax, Inc.	28,850	3,766,944
IHS Markit Ltd.*	85,226	4,598,795
Nielsen Holdings plc	80,221	2,218,913
Robert Half International, Inc.	29,600	2,083,248
Verisk Analytics, Inc.*	37,229	4,487,956

		17,155,856

Road & Rail (1.1%)
CSX Corp.	209,700	15,528,285
JB Hunt Transport Services, Inc.	20,540	2,443,028
Kansas City Southern	24,590	2,785,555
Norfolk Southern Corp.	67,700	12,219,850
Union Pacific Corp.	185,800	30,253,814

		63,230,532

Trading Companies & Distributors (0.2%)
Fastenal Co.	68,816	3,992,704
United Rentals, Inc.*	20,050	3,280,180
WW Grainger, Inc.	12,250	4,378,273

		11,651,157

Total Industrials		577,631,547

Information Technology (20.8%)
Communications Equipment (1.1%)
Arista Networks, Inc.*	11,456	3,045,692
Cisco Systems, Inc.	1,126,650	54,811,523
F5 Networks, Inc.*	14,650	2,921,503
Juniper Networks, Inc.	83,590	2,505,192
Motorola Solutions, Inc.	38,824	5,052,555

		68,336,465

Electronic Equipment, Instruments & Components (0.4%)
Amphenol Corp., Class A	72,232	6,791,253
Corning, Inc.	198,842	7,019,123
FLIR Systems, Inc.	32,807	2,016,646
IPG Photonics Corp.*	8,979	1,401,352
TE Connectivity Ltd.	83,820	7,370,293

		24,598,667

IT Services (4.8%)
Accenture plc, Class A	154,100	26,227,820
Akamai Technologies, Inc.*	40,798	2,984,374
Alliance Data Systems Corp.	11,600	2,739,456
Automatic Data Processing, Inc.	105,560	15,903,670
Broadridge Financial Solutions, Inc.	28,281	3,731,678
Cognizant Technology Solutions Corp., Class A	140,350	10,828,002
DXC Technology Co.	68,841	6,438,010
Fidelity National Information Services, Inc.	79,299	8,649,142
Fiserv, Inc.*	98,050	8,077,359
FleetCor Technologies, Inc.*	21,473	4,892,408
Gartner, Inc.*	21,907	3,472,260
Global Payments, Inc.	38,169	4,862,731
International Business Machines Corp.	221,997	33,568,166
Mastercard, Inc., Class A	219,700	48,907,417
Paychex, Inc.	76,585	5,640,485
PayPal Holdings, Inc.*	267,400	23,488,416
Total System Services, Inc.	39,685	3,918,497
VeriSign, Inc.*	23,050	3,690,766
Visa, Inc., Class A	427,922	64,226,813
Western Union Co. (The)	110,379	2,103,824

		284,351,294

Semiconductors & Semiconductor Equipment (3.9%)
Advanced Micro Devices, Inc.*	197,312	6,094,968
Analog Devices, Inc.	88,812	8,211,558
Applied Materials, Inc.	241,500	9,333,975
Broadcom, Inc.	104,990	25,904,183
Intel Corp.	1,116,330	52,791,246
KLA-Tencor Corp.	37,300	3,793,783
Lam Research Corp.	39,338	5,967,575
Microchip Technology, Inc.(x)	56,286	4,441,528
Micron Technology, Inc.*	277,800	12,564,894
NVIDIA Corp.	145,450	40,874,359
Qorvo, Inc.*	30,225	2,324,000
QUALCOMM, Inc.	336,910	24,267,627
Skyworks Solutions, Inc.	43,547	3,950,148
Texas Instruments, Inc.	234,531	25,162,831
Xilinx, Inc.	60,650	4,862,310

		230,544,985

See Notes to Portfolio of Investments.

4

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Software (5.9%)
Adobe Systems, Inc.*	117,980	$31,848,701
ANSYS, Inc.*	20,128	3,757,495
Autodesk, Inc.*	52,480	8,192,653
CA, Inc.	74,795	3,302,199
Cadence Design Systems, Inc.*	67,535	3,060,686
Citrix Systems, Inc.*	30,850	3,429,286
Intuit, Inc.	58,400	13,280,160
Microsoft Corp.	1,840,673	210,517,771
Oracle Corp.	713,867	36,806,983
Red Hat, Inc.*	42,530	5,795,988
salesforce.com, Inc.*	184,039	29,267,722
Symantec Corp.	148,900	3,168,592
Synopsys, Inc.*	35,670	3,517,419

		355,945,655

Technology Hardware, Storage & Peripherals (4.7%)
Apple, Inc.	1,115,964	251,917,713
Hewlett Packard Enterprise Co.	365,819	5,966,508
HP, Inc.	393,219	10,133,254
NetApp, Inc.	64,180	5,512,420
Seagate Technology plc	68,690	3,252,471
Western Digital Corp.	71,642	4,193,923
Xerox Corp.	51,154	1,380,135

		282,356,424

Total Information Technology		1,246,133,490

Materials (2.4%)
Chemicals (1.8%)
Air Products & Chemicals, Inc.	52,550	8,778,477
Albemarle Corp.(x)	26,484	2,642,574
CF Industries Holdings, Inc.	55,875	3,041,835
DowDuPont, Inc.	555,953	35,753,337
Eastman Chemical Co.	34,150	3,268,838
Ecolab, Inc.	62,241	9,758,144
FMC Corp.	32,160	2,803,709
International Flavors & Fragrances, Inc.	18,950	2,636,324
LyondellBasell Industries NV, Class A	77,027	7,896,038
Mosaic Co. (The)	84,010	2,728,645
PPG Industries, Inc.	59,700	6,515,061
Praxair, Inc.	68,850	11,066,260
Sherwin-Williams Co. (The)	19,800	9,013,158

		105,902,400

Construction Materials (0.1%)
Martin Marietta Materials, Inc.	15,123	2,751,630
Vulcan Materials Co.	31,650	3,519,480

		6,271,110

Containers & Packaging (0.3%)
Avery Dennison Corp.	21,100	2,286,185
Ball Corp.	83,600	3,677,564
International Paper Co.	99,135	4,872,485
Packaging Corp. of America	22,621	2,481,297
Sealed Air Corp.	38,534	1,547,140
WestRock Co.	61,656	3,294,897

		18,159,568

Metals & Mining (0.2%)
Freeport-McMoRan, Inc.	322,788	4,493,209
Newmont Mining Corp.	127,750	3,858,050
Nucor Corp.	76,200	4,834,890

		13,186,149

Total Materials		143,519,227

Real Estate (2.6%)
Equity Real Estate Investment Trusts (REITs) (2.5%)
Alexandria Real Estate Equities, Inc. (REIT)	24,710	3,108,271
American Tower Corp. (REIT)	105,842	15,378,843
Apartment Investment & Management Co. (REIT), Class A	37,633	1,660,744
AvalonBay Communities, Inc. (REIT)	33,114	5,998,601
Boston Properties, Inc. (REIT)	36,930	4,545,714
Crown Castle International Corp. (REIT)	99,360	11,061,749
Digital Realty Trust, Inc. (REIT)	49,345	5,550,326
Duke Realty Corp. (REIT)	85,505	2,425,777
Equinix, Inc. (REIT)	19,095	8,266,034
Equity Residential (REIT)	88,180	5,842,807
Essex Property Trust, Inc. (REIT)	15,857	3,912,080
Extra Space Storage, Inc. (REIT)	30,193	2,615,921
Federal Realty Investment Trust (REIT)	17,531	2,217,146
HCP, Inc. (REIT)	112,458	2,959,894
Host Hotels & Resorts, Inc. (REIT)	177,589	3,747,128
Iron Mountain, Inc. (REIT)	67,384	2,326,096
Kimco Realty Corp. (REIT)	101,730	1,702,960
Macerich Co. (The) (REIT)	25,940	1,434,223
Mid-America Apartment Communities, Inc. (REIT)	27,292	2,734,113
Prologis, Inc. (REIT)	150,722	10,217,444
Public Storage (REIT)	35,910	7,240,533
Realty Income Corp. (REIT)	68,131	3,875,973
Regency Centers Corp. (REIT)	35,250	2,279,617
SBA Communications Corp. (REIT)*	27,602	4,433,709
Simon Property Group, Inc. (REIT)	74,225	13,119,269
SL Green Realty Corp. (REIT)	21,140	2,061,784
UDR, Inc. (REIT)	64,074	2,590,512
Ventas, Inc. (REIT)	85,266	4,636,765
Vornado Realty Trust (REIT)	41,405	3,022,565
Welltower, Inc. (REIT)	89,033	5,726,603
Weyerhaeuser Co. (REIT)	181,341	5,851,874

		152,545,075

Real Estate Management & Development (0.1%)
CBRE Group, Inc., Class A*	72,430	3,194,163

Total Real Estate		155,739,238

Utilities (2.8%)
Electric Utilities (1.7%)
Alliant Energy Corp.	55,392	2,358,038
American Electric Power Co., Inc.	117,980	8,362,422
Duke Energy Corp.	167,900	13,435,358
Edison International	78,050	5,282,424
Entergy Corp.	43,300	3,512,929
Evergy, Inc.	64,915	3,565,132
Eversource Energy	75,894	4,662,927
Exelon Corp.	231,220	10,095,065
FirstEnergy Corp.	107,332	3,989,530
NextEra Energy, Inc.	112,950	18,930,420
PG&E Corp.*	123,650	5,689,137
Pinnacle West Capital Corp.	26,750	2,118,065
PPL Corp.	167,438	4,899,236
Southern Co. (The)	242,350	10,566,460
Xcel Energy, Inc.	121,895	5,754,663

		103,221,806

Independent Power and Renewable Electricity Producers (0.1%)
AES Corp.	158,450	2,218,300
NRG Energy, Inc.	71,568	2,676,643

		4,894,943

Multi-Utilities (0.9%)
Ameren Corp.	58,300	3,685,726
CenterPoint Energy, Inc.	103,300	2,856,245
CMS Energy Corp.	67,600	3,312,400
Consolidated Edison, Inc.	74,450	5,672,345
Dominion Energy, Inc.	156,246	10,980,969

See Notes to Portfolio of Investments.

5

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
DTE Energy Co.	43,450	$4,741,699
NiSource, Inc.	80,759	2,012,514
Public Service Enterprise Group, Inc.	120,950	6,384,951
SCANA Corp.	34,161	1,328,521
Sempra Energy	63,222	7,191,503
WEC Energy Group, Inc.	75,582	5,045,854

		53,212,727

Water Utilities (0.1%)
American Water Works Co., Inc.	42,631	3,750,249

Total Utilities		165,079,725

Total Common Stocks (99.1%) (Cost $2,477,584,096)		5,920,121,701

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Repurchase Agreements (0.3%)
Citigroup Global Markets, Inc., 2.44%, dated 9/28/18, due 10/5/18, repurchase price $1,500,712, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 1.625%-2.250%, maturing 11/30/19-11/15/27; total market value $1,581,429.(xx)	$1,500,000	1,500,000
Deutsche Bank Securities, Inc., 2.26%, dated 9/28/18, due 10/1/18, repurchase price $4,760,205, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 5/15/19-8/15/47; total market value $4,854,495.(xx)	4,759,309	4,759,309
ING Bank NV, 2.42%, dated 9/28/18, due 10/1/18, repurchase price $1,000,202, collateralized by various Common Stocks; total market value $1,111,246.(xx)	1,000,000	1,000,000
Natwest Markets Securities, Inc., 2.14%, dated 9/25/18, due 10/2/18, repurchase price $4,000,951, collateralized by various U.S. Government Treasury Securities, ranging from 1.375%-2.125%, maturing 10/31/20-11/15/26; total market value $4,081,455.(xx)	4,000,000	4,000,000
Natwest Markets Securities, Inc., 2.19%, dated 9/28/18, due 10/5/18, repurchase price $2,000,852, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-3.375%, maturing 2/15/19-5/15/44; total market value $2,040,373.(xx)	2,000,000	2,000,000
Natwest Markets Securities, Inc., 2.25%, dated 9/28/18, due 10/1/18, repurchase price $1,000,188, collateralized by various U.S. Government Treasury Securities, ranging from 1.375%-2.875%, maturing 5/31/19-11/15/26; total market value $1,020,192.(xx)	1,000,000	1,000,000
NBC Global Finance Ltd., 2.34%, dated 9/28/18, due 10/1/18, repurchase price $4,200,819, collateralized by various Common Stocks; total market value $4,673,152.(xx)	4,200,000	4,200,000

Total Repurchase Agreements		18,459,309

Total Short-Term Investments (0.3%) (Cost $18,459,309)		18,459,309

Total Investments in Securities (99.4%) (Cost $2,496,043,405)		5,938,581,010
Other Assets Less Liabilities (0.6%)		38,696,110

Net Assets (100%)		$5,977,277,120

*	Non-income producing.

#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $15,048,540.

(x)	All or a portion of security is on loan at September 30, 2018.

(xx)

At September 30, 2018, the Portfolio had loaned securities with a total value of $19,799,993. This was secured by cash collateral of $18,459,309 which was subsequently invested in joint repurchase agreements with a total value of $18,459,309, for which the Portfolio has a proportionate interest as reported in the Portfolio of Investments as Repurchase Agreements, and $1,835,457 collateralized by various U.S. Government Treasury Securities, ranging from 0.000% - 4.500%, maturing 10/31/18-11/15/47.

See Notes to Portfolio of Investments.

6

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

Glossary:

USD — United States Dollar

Futures contracts outstanding as of September 30, 2018 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index	342	12/2018	USD	49,914,900	336,932

					336,932

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2018:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$548,470,500	$—	$—	$548,470,500
Consumer Discretionary	650,748,018	—	—	650,748,018
Consumer Staples	397,356,374	—	—	397,356,374
Energy	353,461,992	—	—	353,461,992
Financials	792,597,844	—	—	792,597,844
Health Care	889,383,746	—	—	889,383,746
Industrials	577,631,547	—	—	577,631,547
Information Technology	1,246,133,490	—	—	1,246,133,490
Materials	143,519,227	—	—	143,519,227
Real Estate	155,739,238	—	—	155,739,238
Utilities	165,079,725	—	—	165,079,725
Futures	336,932	—	—	336,932
Short-Term Investments
Repurchase Agreements	—	18,459,309	—	18,459,309

Total Assets	$5,920,458,633	$18,459,309	$—	$5,938,917,942

Total Liabilities	$—	$—	$—	$—

Total	$5,920,458,633	$18,459,309	$—	$5,938,917,942

There were no transfers between Levels 1, 2 or 3 during the nine months ended September 30, 2018.

As of September 30, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$3,577,443,685
Aggregate gross unrealized depreciation	(158,410,300)

Net unrealized appreciation	$3,419,033,385

Federal income tax cost of investments in securities and derivative instruments, if applicable	$2,519,884,557

See Notes to Portfolio of Investments.

7

EQ ADVISORS TRUST

EQ/GLOBAL BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2018 (Unaudited)

	Principal Amount		Value (Note 1)
LONG-TERM DEBT SECURITIES:
Australia (4.9%)
Australia & New Zealand Banking Group Ltd.
2.300%, 6/1/21		$250,000	$242,374
Australia Government Bond
1.750%, 11/21/20(m)	AUD	9,200,000	6,610,751
2.750%, 11/21/27(m)		3,800,000	2,768,392
BHP Billiton Finance USA Ltd.
2.875%, 2/24/22		$94,000	92,456
National Australia Bank Ltd.
2.500%, 7/12/26		250,000	225,067
New South Wales Treasury Corp.
5.000%, 8/20/24	AUD	1,950,000	1,592,243
Queensland Treasury Corp.
4.000%, 6/21/19(m)		2,250,000	1,649,133
Rio Tinto Finance USA Ltd.
3.750%, 6/15/25		$150,000	151,001
Westpac Banking Corp.
2.700%, 8/19/26		150,000	136,959

Total Australia			13,468,376

Belgium (0.2%)
Anheuser-Busch InBev Finance, Inc.
2.650%, 2/1/21		75,000	73,899
2.625%, 1/17/23		94,000	90,229
3.300%, 2/1/23		150,000	148,032
3.650%, 2/1/26		250,000	243,068
Anheuser-Busch InBev Worldwide, Inc.
4.375%, 2/15/21		47,000	48,203

Total Belgium			603,431

Brazil (1.0%)
Embraer Netherlands Finance BV
5.400%, 2/1/27		100,000	102,000
Federative Republic of Brazil
10.000%, 1/1/19	BRL	3,540,000	883,407
10.000%, 1/1/25		8,400,000	1,973,782
Vale Overseas Ltd.
4.375%, 1/11/22		$13,000	13,097

Total Brazil			2,972,286

Canada (5.6%)
Alimentation Couche-Tard, Inc.
3.550%, 7/26/27(m)		600,000	561,914
Bank of Montreal
2.350%, 9/11/22		250,000	239,333
Bank of Nova Scotia (The)
4.500%, 12/16/25		100,000	100,011
Canada Housing Trust No. 1
1.250%, 12/15/20§	CAD	3,125,000	2,362,518
Canadian Government Bond
0.750%, 9/1/20		6,520,000	4,909,968
2.750%, 12/1/48		1,350,000	1,118,799
Cenovus Energy, Inc.
4.250%, 4/15/27		$100,000	96,650
Enbridge, Inc.
3.500%, 6/10/24		50,000	48,596
3.700%, 7/15/27		100,000	96,566
Goldcorp, Inc.
3.625%, 6/9/21		100,000	99,359
Husky Energy, Inc.
4.000%, 4/15/24		50,000	49,824
Hydro-Quebec
8.400%, 1/15/22		75,000	85,519
Nutrien Ltd.
3.150%, 10/1/22		19,000	18,396
Province of Manitoba
2.125%, 5/4/22		100,000	95,932
Province of Ontario
2.250%, 5/18/22		250,000	241,005
3.200%, 5/16/24		2,500,000	2,475,240
Province of Quebec
2.375%, 1/31/22		250,000	243,303
2.625%, 2/13/23		94,000	91,508
2.875%, 10/16/24		2,000,000	1,950,946
Royal Bank of Canada
2.500%, 1/19/21		100,000	98,362
Toronto-Dominion Bank (The)
2.250%, 11/5/19		100,000	99,317
TransCanada PipeLines Ltd.
3.800%, 10/1/20		113,000	114,042
4.875%, 1/15/26		80,000	83,723

Total Canada			15,280,831

Chile (0.1%)
Republic of Chile
3.240%, 2/6/28		200,000	191,000

China (0.5%)
Alibaba Group Holding Ltd.
2.500%, 11/28/19		250,000	247,704
CNOOC Finance 2015 USA LLC
3.500%, 5/5/25		200,000	191,975
Tencent Holdings Ltd.
3.595%, 1/19/28§		900,000	852,034

Total China			1,291,713

Colombia (0.1%)
Ecopetrol SA
4.125%, 1/16/25		100,000	97,575
Republic of Colombia
4.000%, 2/26/24		200,000	200,300

Total Colombia			297,875

Denmark (1.7%)
LSF10 Wolverine Investments SCA
5.000%, 3/15/24(m)	EUR	100,000	116,231
Nykredit Realkredit A/S
2.000%, 10/1/50(m)	DKK	11,250,000	1,740,744
Realkredit Danmark A/S
2.500%, 7/1/47		3,210,598	521,765
2.000%, 10/1/50		14,350,000	2,220,020

Total Denmark			4,598,760

France (0.5%)
BNP Paribas SA
5.000%, 1/15/21		$131,000	135,601
Danone SA
2.947%, 11/2/26(m)		780,000	716,204
Paprec Holding SA
4.000%, 3/31/25(m)	EUR	100,000	116,839
Sanofi
4.000%, 3/29/21		$94,000	95,819
Total Capital International SA
2.700%, 1/25/23		113,000	109,665
Total Capital SA
4.450%, 6/24/20		75,000	76,728

Total France			1,250,856

Germany (1.0%)
Deutsche Bank AG
3.375%, 5/12/21		100,000	98,234
4.100%, 1/13/26(x)		150,000	142,369
Kreditanstalt fuer Wiederaufbau
2.750%, 9/8/20		564,000	561,930
2.000%, 10/4/22		188,000	180,346
2.375%, 12/29/22		500,000	485,718
2.000%, 5/2/25		250,000	232,682

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

EQ/GLOBAL BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

	Principal Amount		Value (Note 1)
Landwirtschaftliche Rentenbank
2.375%, 6/10/25		$250,000	$237,988
Siemens Financieringsmaatschappij NV
2.350%, 10/15/26§		800,000	721,861

Total Germany			2,661,128

Hungary (0.1%)
Republic of Hungary
6.375%, 3/29/21		250,000	266,775

Indonesia (1.2%)
Republic of Indonesia
8.250%, 5/15/29	IDR	18,645,000,000	1,269,860
7.500%, 8/15/32		30,825,000,000	1,931,540

Total Indonesia			3,201,400

Ireland (0.3%)
AerCap Ireland Capital DAC
3.950%, 2/1/22		$400,000	398,992
Ardagh Packaging Finance plc
4.625%, 5/15/23(m)		275,000	273,281

Total Ireland			672,273

Italy (1.9%)
Republic of Italy
2.200%, 6/1/27	EUR	1,430,000	1,566,159
2.700%, 3/1/47(m)		3,670,000	3,638,445

Total Italy			5,204,604

Japan (0.5%)
Japan Bank for International Cooperation
2.500%, 5/28/25		$250,000	236,335
Mitsubishi UFJ Financial Group, Inc.
2.950%, 3/1/21		200,000	197,278
3.677%, 2/22/27		200,000	193,604
Mizuho Financial Group, Inc.
3.170%, 9/11/27		200,000	184,881
Nomura Holdings, Inc.
6.700%, 3/4/20		94,000	98,067
Sumitomo Mitsui Financial Group, Inc.
2.784%, 7/12/22		250,000	241,545
3.784%, 3/9/26		100,000	97,990
3.010%, 10/19/26		150,000	138,683

Total Japan			1,388,383

Malaysia (1.9%)
Federation of Malaysia
3.733%, 6/15/28	MYR	22,250,000	5,227,597

Mexico (2.6%)
America Movil SAB de CV
5.000%, 3/30/20		$113,000	115,734
Nemak SAB de CV
3.250%, 3/15/24(m)	EUR	100,000	118,427
Petroleos Mexicanos
6.375%, 2/4/21		$150,000	156,975
3.500%, 1/30/23		94,000	89,199
4.875%, 1/18/24		100,000	99,150
4.500%, 1/23/26		200,000	186,700
Sigma Alimentos SA de CV
2.625%, 2/7/24(m)	EUR	200,000	240,628
United Mexican States
3.500%, 1/21/21		$150,000	150,075
4.000%, 10/2/23(x)		150,000	150,900
4.125%, 1/21/26		200,000	198,000
7.750%, 11/13/42	MXN	105,780,000	5,451,335

Total Mexico			6,957,123

Netherlands (0.4%)
ABN AMRO Bank NV
2.450%, 6/4/20§		$320,000	315,463
Cooperatieve Rabobank UA
4.625%, 12/1/23		250,000	253,736
Shell International Finance BV
3.400%, 8/12/23		50,000	49,942
3.250%, 5/11/25		95,000	93,036
Sigma Holdco BV
5.750%, 5/15/26(m)	EUR	175,000	190,749
UPCB Finance IV Ltd.
5.375%, 1/15/25(m)		$300,000	299,640

Total Netherlands			1,202,566

New Zealand (2.0%)
New Zealand Government Bond
4.500%, 4/15/27(m)	NZD	5,570,000	4,254,108
2.750%, 4/15/37(m)		1,765,000	1,132,564

Total New Zealand			5,386,672

Norway (0.0%)
Equinor ASA
3.700%, 3/1/24		$100,000	100,688

Panama (0.1%)
Republic of Panama
3.750%, 3/16/25		200,000	199,100

Peru (0.8%)
Republic of Peru
6.350%, 8/12/28(m)	PEN	6,825,000	2,175,112

Philippines (0.1%)
Republic of Philippines
6.500%, 1/20/20		$188,000	195,781
10.625%, 3/16/25		100,000	138,625

Total Philippines			334,406

Poland (2.0%)
Republic of Poland
5.000%, 3/23/22		38,000	40,010
4.000%, 1/22/24		100,000	101,843
2.500%, 7/25/27	PLN	21,150,000	5,432,122

Total Poland			5,573,975

Romania (0.4%)
Romania Government Bond
5.750%, 4/29/20	RON	4,300,000	1,107,458

Singapore (2.0%)
Republic of Singapore
2.625%, 5/1/28	SGD	2,150,000	1,587,513
2.750%, 3/1/46		5,295,000	3,788,424

Total Singapore			5,375,937

South Africa (1.2%)
Republic of South Africa
7.750%, 2/28/23	ZAR	34,225,000	2,365,086
8.750%, 2/28/48		16,000,000	1,006,214

Total South Africa			3,371,300

South Korea (2.0%)
Republic of Korea
2.000%, 3/10/20	KRW	3,050,000,000	2,753,628
2.375%, 3/10/23		3,100,000,000	2,811,204

Total South Korea			5,564,832

Spain (0.3%)
Banco Santander SA
3.500%, 4/11/22		$200,000	195,732
Telefonica Emisiones SAU
5.462%, 2/16/21		94,000	98,091
4.103%, 3/8/27		650,000	624,668

Total Spain			918,491

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

EQ/GLOBAL BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

	Principal Amount		Value (Note 1)
Supranational (5.1%)
Asian Development Bank
1.750%, 1/10/20		$500,000	$493,213
6.450%, 8/8/21	INR	50,550,000	677,739
1.875%, 2/18/22		$1,625,000	1,563,052
1.750%, 9/13/22		150,000	142,538
2.125%, 3/19/25		100,000	93,932
6.200%, 10/6/26	INR	25,000,000	313,590
European Bank for Reconstruction & Development
6.000%, 5/4/20		35,000,000	467,906
2.125%, 3/7/22		$150,000	145,177
European Investment Bank
1.750%, 5/15/20		500,000	491,230
1.375%, 6/15/20(x)		250,000	243,792
1.625%, 6/15/21		100,000	96,456
1.875%, 2/10/25(x)		200,000	185,132
2.125%, 4/13/26		150,000	139,358
2.375%, 5/24/27		2,500,000	2,342,933
Inter-American Development Bank
3.875%, 2/14/20		94,000	95,310
2.500%, 1/18/23		250,000	243,902
2.125%, 1/15/25		250,000	235,437
International Bank for Reconstruction & Development
1.875%, 4/21/20(x)		250,000	246,300
5.625%, 4/11/21	INR	50,000,000	651,469
2.250%, 6/24/21(x)		$200,000	196,089
2.000%, 1/26/22		250,000	241,747
2.125%, 2/13/23(x)		131,000	125,762
2.500%, 7/29/25		250,000	239,785
1.875%, 10/27/26		3,300,000	2,985,537
International Finance Corp.
1.750%, 3/30/20		250,000	245,967
6.300%, 11/25/24	INR	79,700,000	1,022,720

Total Supranational			13,926,073

Switzerland (0.4%)
ABB Finance USA, Inc.
2.875%, 5/8/22		$94,000	92,316
Credit Suisse AG
4.375%, 8/5/20		250,000	254,487
Credit Suisse Group Funding Guernsey Ltd.
3.800%, 9/15/22		450,000	446,133
Novartis Capital Corp.
3.000%, 11/20/25		150,000	144,208
Selecta Group BV
5.875%, 2/1/24§	EUR	150,000	175,092

Total Switzerland			1,112,236

Thailand (1.3%)
Kingdom of Thailand
3.850%, 12/12/25	THB	105,850,000	3,543,249

United Kingdom (4.0%)
AstraZeneca plc
3.375%, 11/16/25		$100,000	96,708
Barclays Bank plc
5.140%, 10/14/20		131,000	134,563
Barclays plc
2.750%, 11/8/19		250,000	248,846
3.200%, 8/10/21		200,000	196,316
BAT Capital Corp.
3.557%, 8/15/27§		150,000	139,770
BP Capital Markets plc
2.521%, 1/15/20		50,000	49,712
4.500%, 10/1/20		38,000	38,964
3.062%, 3/17/22		130,000	128,523
3.245%, 5/6/22		75,000	74,536
3.224%, 4/14/24		675,000	658,971
CPUK Finance Ltd.
4.250%, 8/28/22(m)	GBP	100,000	130,303
Firstgroup plc
5.250%, 11/29/22(m)		400,000	564,735
GlaxoSmithKline Capital, Inc.
2.800%, 3/18/23		$94,000	91,401
Heathrow Funding Ltd.
7.125%, 2/14/24(m)	GBP	250,000	396,257
HSBC Holdings plc
5.100%, 4/5/21		$150,000	155,862
4.000%, 3/30/22		100,000	100,934
3.600%, 5/25/23		200,000	198,004
4.375%, 11/23/26		200,000	195,420
Jaguar Land Rover Automotive plc
3.500%, 3/15/20(m)		200,000	195,750
Lloyds Banking Group plc
4.500%, 11/4/24		200,000	196,259
Ocado Group plc
4.000%, 6/15/24(m)	GBP	100,000	130,613
RAC Bond Co. plc
5.000%, 11/6/22(m)		200,000	245,310
Reynolds American, Inc.
6.875%, 5/1/20		$38,000	39,947
4.850%, 9/15/23		150,000	155,475
Royal Bank of Scotland Group plc
4.800%, 4/5/26		200,000	200,061
Santander UK plc
2.375%, 3/16/20		700,000	690,819
Sky plc
3.750%, 9/16/24§		700,000	697,616
Tesco plc
6.125%, 2/24/22	GBP	150,000	219,341
Thomas Cook Finance 2 plc
3.875%, 7/15/23(m)	EUR	100,000	109,266
U.K. Treasury Inflation Linked Bonds
1.250%, 7/22/27(m)	GBP	2,700,000	3,451,484
Unilever Capital Corp.
2.000%, 7/28/26		$100,000	88,259
3.500%, 3/22/28		100,000	98,061
Vodafone Group plc
2.950%, 2/19/23		94,000	90,670
4.375%, 5/30/28		550,000	542,058
WPP Finance 2010
3.750%, 9/19/24		50,000	48,073

Total United Kingdom			10,798,887

United States (53.0%)
21st Century Fox America, Inc.
5.650%, 8/15/20		56,000	58,329
3.700%, 10/15/25		100,000	99,845
3M Co.
3.000%, 8/7/25		100,000	97,091
Abbott Laboratories
2.550%, 3/15/22		90,000	87,412
3.400%, 11/30/23		100,000	99,615
AbbVie, Inc.
2.900%, 11/6/22		131,000	127,238
3.600%, 5/14/25		150,000	145,212
Agilent Technologies, Inc.
3.875%, 7/15/23		56,000	55,804
Aircastle Ltd.
5.000%, 4/1/23		50,000	51,196
Allergan Finance LLC
3.250%, 10/1/22		75,000	73,566
Allergan Funding SCS
3.450%, 3/15/22		400,000	397,272
3.800%, 3/15/25		150,000	146,708
Allstate Corp. (The)
3.150%, 6/15/23		94,000	92,255
Altria Group, Inc.
2.950%, 5/2/23		94,000	91,213

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

EQ/GLOBAL BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

	Principal Amount	Value (Note 1)
4.000%, 1/31/24	$100,000	$101,124
Amazon.com, Inc.
2.600%, 12/5/19	100,000	99,832
3.300%, 12/5/21	100,000	100,530
3.150%, 8/22/27	100,000	95,540
American Express Co.
2.650%, 12/2/22	203,000	195,324
American Honda Finance Corp.
2.900%, 2/16/24	150,000	144,250
American International Group, Inc.
4.875%, 6/1/22	150,000	155,944
4.200%, 4/1/28	100,000	98,853
American Tower Corp. (REIT)
5.050%, 9/1/20	113,000	116,215
5.000%, 2/15/24	100,000	104,558
Ameriprise Financial, Inc.
5.300%, 3/15/20	94,000	96,926
4.000%, 10/15/23	100,000	101,324
Amgen, Inc.
3.450%, 10/1/20	188,000	188,652
2.700%, 5/1/22	75,000	72,930
3.625%, 5/15/22	56,000	56,303
Anadarko Petroleum Corp.
5.550%, 3/15/26	100,000	106,446
Andeavor
5.125%, 12/15/26	100,000	104,749
Anthem, Inc.
3.350%, 12/1/24	200,000	193,951
Aon Corp.
5.000%, 9/30/20	113,000	116,371
Aon plc
3.875%, 12/15/25	100,000	98,797
Apple, Inc.
2.850%, 5/6/21	250,000	248,740
2.150%, 2/9/22	100,000	96,807
2.850%, 2/23/23	75,000	73,592
3.200%, 5/13/25	75,000	73,232
2.450%, 8/4/26	100,000	91,962
3.350%, 2/9/27	100,000	97,749
2.900%, 9/12/27	150,000	141,162
Applied Materials, Inc.
4.300%, 6/15/21	75,000	77,153
Aptiv Corp.
4.150%, 3/15/24	100,000	99,670
Arizona Public Service Co.
3.150%, 5/15/25	100,000	96,545
AT&T, Inc.
4.600%, 2/15/21	188,000	192,899
3.875%, 8/15/21	113,000	113,938
3.000%, 6/30/22	50,000	48,767
2.625%, 12/1/22	94,000	89,789
3.950%, 1/15/25	100,000	98,501
3.400%, 5/15/25	150,000	142,815
AutoZone, Inc.
4.000%, 11/15/20	94,000	95,070
AvalonBay Communities, Inc. (REIT)
3.625%, 10/1/20	100,000	100,172
Baker Hughes a GE Co. LLC
3.337%, 12/15/27	60,000	56,297
Bank of America Corp.
2.250%, 4/21/20	100,000	98,603
2.625%, 10/19/20	150,000	148,081
(ICE LIBOR USD 3 Month + 0.79%), 3.004%, 12/20/23(k)	583,000	566,268
4.125%, 1/22/24	100,000	101,528
4.200%, 8/26/24	100,000	100,143
4.000%, 1/22/25	100,000	98,605
4.450%, 3/3/26	100,000	100,250
3.500%, 4/19/26	100,000	96,627
(ICE LIBOR USD 3 Month + 1.58%), 3.824%, 1/20/28(k)	100,000	97,080
(ICE LIBOR USD 3 Month + 1.04%), 3.419%, 12/20/28(k)	100,000	93,830
Bank of New York Mellon Corp. (The)
2.600%, 8/17/20	120,000	118,882
4.150%, 2/1/21	113,000	115,404
3.000%, 2/24/25	65,000	62,364
3.850%, 4/28/28	150,000	149,950
BB&T Corp.
2.450%, 1/15/20	100,000	99,349
2.750%, 4/1/22	250,000	244,733
Becton Dickinson and Co.
2.675%, 12/15/19	150,000	148,406
3.363%, 6/6/24	150,000	144,945
Berkshire Hathaway Energy Co.
2.400%, 2/1/20	150,000	148,711
Berkshire Hathaway Finance Corp.
3.000%, 5/15/22	94,000	93,322
Berkshire Hathaway, Inc.
2.750%, 3/15/23	65,000	63,351
3.125%, 3/15/26	100,000	96,155
Biogen, Inc.
4.050%, 9/15/25	100,000	100,410
Boston Properties LP (REIT)
5.625%, 11/15/20	100,000	103,854
3.650%, 2/1/26	100,000	96,985
Boston Scientific Corp.
3.850%, 5/15/25	50,000	49,726
Bristol-Myers Squibb Co.
2.000%, 8/1/22	94,000	89,743
Brixmor Operating Partnership LP (REIT)
3.900%, 3/15/27	100,000	94,994
Broadcom Corp.
3.875%, 1/15/27	200,000	188,504
Broadridge Financial Solutions, Inc.
3.400%, 6/27/26	30,000	28,300
Burlington Northern Santa Fe LLC
3.050%, 3/15/22	94,000	93,025
3.750%, 4/1/24	25,000	25,324
Capital One Bank USA NA
3.375%, 2/15/23	300,000	290,939
Capital One Financial Corp.
3.800%, 1/31/28	100,000	94,118
Cardinal Health, Inc.
3.410%, 6/15/27	150,000	138,334
Caterpillar, Inc.
2.600%, 6/26/22	56,000	54,484
CBS Corp.
2.900%, 1/15/27	100,000	89,241
Celgene Corp.
3.950%, 10/15/20	19,000	19,224
3.875%, 8/15/25	150,000	147,794
CenterPoint Energy Resources Corp.
4.500%, 1/15/21	65,000	66,317
Charles Schwab Corp. (The)
3.200%, 1/25/28	100,000	94,808
Charter Communications Operating LLC
4.908%, 7/23/25	170,000	172,482
Chevron Corp.
2.193%, 11/15/19	285,000	283,255
3.191%, 6/24/23	75,000	74,340
2.954%, 5/16/26	150,000	143,266
Chubb INA Holdings, Inc.
3.350%, 5/15/24	100,000	98,173

See Notes to Portfolio of Investments.

4

EQ ADVISORS TRUST

EQ/GLOBAL BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

	Principal Amount		Value (Note 1)
Cigna Corp.
4.500%, 3/15/21		$94,000	$95,913
Cisco Systems, Inc.
4.450%, 1/15/20		188,000	191,732
2.200%, 2/28/21		250,000	244,669
Citigroup, Inc.
2.650%, 10/26/20		250,000	246,660
4.500%, 1/14/22		100,000	102,767
(ICE LIBOR USD 3 Month + 0.95%), 2.876%, 7/24/23(k)		250,000	241,674
3.875%, 10/25/23		100,000	99,929
3.750%, 6/16/24		150,000	148,039
3.300%, 4/27/25		65,000	62,519
4.400%, 6/10/25		100,000	99,959
3.200%, 10/21/26		100,000	93,219
(ICE LIBOR USD 3 Month + 1.56%), 3.887%, 1/10/28(k)		100,000	96,788
Clorox Co. (The)
3.500%, 12/15/24		100,000	98,729
CNA Financial Corp.
5.875%, 8/15/20(x)		56,000	58,457
Coca-Cola Co. (The)
3.150%, 11/15/20		169,000	169,438
3.200%, 11/1/23		100,000	99,115
Comcast Cable Communications Holdings, Inc.
9.455%, 11/15/22		38,000	46,287
Comcast Corp.
5.150%, 3/1/20		94,000	96,627
3.375%, 8/15/25		100,000	96,142
3.300%, 2/1/27		100,000	94,569
Commonwealth Edison Co.
3.400%, 9/1/21		150,000	150,082
2.550%, 6/15/26		100,000	92,322
Commonwealth of Massachusetts, General Obligation Bonds, Series 2010E
4.200%, 12/1/21		80,000	81,838
Conagra Brands, Inc.
3.200%, 1/25/23		54,000	52,488
Connecticut Light & Power Co. (The)
2.500%, 1/15/23		94,000	90,322
Constellation Brands, Inc.
4.750%, 12/1/25		100,000	102,203
Corning, Inc.
4.250%, 8/15/20		56,000	56,685
Costco Wholesale Corp.
2.250%, 2/15/22		55,000	53,299
Coty, Inc.
4.000%, 4/15/23(m)	EUR	100,000	114,234
Crown Castle International Corp. (REIT)
4.450%, 2/15/26		$100,000	100,000
CSX Corp.
3.350%, 11/1/25		100,000	96,888
CVS Health Corp.
3.875%, 7/20/25		133,000	131,125
2.875%, 6/1/26		150,000	137,420
4.300%, 3/25/28		200,000	198,276
DDR Corp. (REIT)
3.625%, 2/1/25		100,000	95,138
Deere & Co.
4.375%, 10/16/19		131,000	133,156
2.600%, 6/8/22		38,000	37,073
Dell International LLC
5.450%, 6/15/23§		100,000	105,013
6.020%, 6/15/26§		150,000	160,003
Devon Energy Corp.
4.000%, 7/15/21		113,000	113,918
Discover Financial Services
3.950%, 11/6/24		100,000	97,707
Discovery Communications LLC
4.375%, 6/15/21		38,000	38,732
3.800%, 3/13/24		100,000	97,793
3.900%, 11/15/24§		100,000	97,639
Dominion Energy Gas Holdings LLC
3.600%, 12/15/24		50,000	48,717
Dominion Energy, Inc.
2.500%, 12/1/19		300,000	298,150
Dow Chemical Co. (The)
4.250%, 11/15/20		59,000	60,079
DTE Energy Co.
2.400%, 12/1/19		150,000	148,582
Duke Energy Corp.
3.950%, 10/15/23		100,000	100,902
Duke Energy Indiana LLC
3.750%, 7/15/20		38,000	38,415
Eastman Chemical Co.
3.600%, 8/15/22		75,000	75,014
Eaton Corp.
2.750%, 11/2/22		94,000	91,077
eBay, Inc.
3.250%, 10/15/20		38,000	37,826
3.600%, 6/5/27		100,000	94,174
Ecolab, Inc.
4.350%, 12/8/21		77,000	79,225
Emerson Electric Co.
2.625%, 2/15/23		94,000	90,643
Energy Transfer Partners LP
4.650%, 6/1/21		150,000	153,818
4.050%, 3/15/25		100,000	97,905
Entergy Corp.
5.125%, 9/15/20		113,000	115,844
2.950%, 9/1/26		150,000	137,813
Enterprise Products Operating LLC
2.550%, 10/15/19		150,000	149,404
3.350%, 3/15/23		94,000	92,835
3.900%, 2/15/24		50,000	50,177
EOG Resources, Inc.
4.100%, 2/1/21		75,000	76,258
EQT Corp.
4.875%, 11/15/21		94,000	96,519
Essex Portfolio LP (REIT)
3.875%, 5/1/24		100,000	99,223
Evergy, Inc.
4.850%, 6/1/21		38,000	38,672
Expedia Group, Inc.
5.950%, 8/15/20		56,000	58,520
3.800%, 2/15/28		100,000	92,312
Express Scripts Holding Co.
3.900%, 2/15/22		94,000	94,530
3.400%, 3/1/27		100,000	92,831
Exxon Mobil Corp.
2.397%, 3/6/22		100,000	97,089
3.176%, 3/15/24		100,000	99,046
FedEx Corp.
2.300%, 2/1/20		60,000	59,411
2.625%, 8/1/22		19,000	18,397
FHLB
2.750%, 12/13/24		200,000	196,321
3.125%, 6/13/25		270,000	268,285
FHLMC
2.375%, 1/13/22		1,614,000	1,584,591
Fidelity National Information Services, Inc.
3.500%, 4/15/23		75,000	74,172
5.000%, 10/15/25		100,000	105,346
Fifth Third Bancorp
2.875%, 7/27/20		150,000	149,151

See Notes to Portfolio of Investments.

5

EQ ADVISORS TRUST

EQ/GLOBAL BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

	Principal Amount		Value (Note 1)
FirstEnergy Corp.
3.900%, 7/15/27		$150,000	$145,903
Fiserv, Inc.
4.750%, 6/15/21		56,000	57,771
Florida Power & Light Co.
3.250%, 6/1/24		100,000	97,783
Flowserve Corp.
4.000%, 11/15/23		50,000	49,120
FNMA
1.250%, 8/17/21		500,000	477,479
2.625%, 9/6/24		500,000	486,759
Ford Motor Credit Co. LLC
3.200%, 1/15/21		200,000	196,838
4.389%, 1/8/26		200,000	190,517
GE Capital International Funding Co. Unlimited Co.
2.342%, 11/15/20		217,000	211,971
GE Capital UK Funding Unlimited Co.
5.125%, 5/24/23(m)	GBP	200,000	294,253
General Dynamics Corp.
3.875%, 7/15/21		$38,000	38,622
2.250%, 11/15/22		56,000	53,530
General Electric Co.
5.300%, 2/11/21		76,000	79,199
2.700%, 10/9/22		75,000	72,553
3.100%, 1/9/23		75,000	73,587
General Mills, Inc.
2.200%, 10/21/19		100,000	99,237
General Motors Financial Co., Inc.
4.000%, 1/15/25		100,000	96,200
4.300%, 7/13/25		100,000	97,019
5.250%, 3/1/26		50,000	51,084
3.850%, 1/5/28		100,000	90,914
Georgia Power Co.
3.250%, 4/1/26		100,000	93,754
Gilead Sciences, Inc.
4.400%, 12/1/21		113,000	116,628
3.250%, 9/1/22		30,000	29,863
3.650%, 3/1/26		100,000	98,056
Goldman Sachs Group, Inc. (The)
2.550%, 10/23/19		100,000	99,513
6.000%, 6/15/20		188,000	196,453
2.750%, 9/15/20		30,000	29,659
3.625%, 1/22/23		56,000	55,610
3.850%, 7/8/24		150,000	149,172
4.250%, 10/21/25		75,000	74,208
3.750%, 2/25/26		30,000	29,166
3.500%, 11/16/26		150,000	142,372
3.850%, 1/26/27		150,000	145,399
(ICE LIBOR USD 3 Month + 1.51%), 3.691%, 6/5/28(k)		100,000	95,003
Halfmoon Parent, Inc.
4.125%, 11/15/25(b)§		150,000	149,640
Halliburton Co.
3.800%, 11/15/25		150,000	148,685
Hartford Financial Services Group, Inc. (The)
5.500%, 3/30/20		56,000	57,729
HCP, Inc. (REIT)
2.625%, 2/1/20		94,000	93,192
3.400%, 2/1/25		100,000	94,532
Hewlett Packard Enterprise Co.
4.900%, 10/15/25(e)		200,000	205,309
Home Depot, Inc. (The)
2.625%, 6/1/22		75,000	73,369
2.125%, 9/15/26		25,000	22,296
Hospitality Properties Trust (REIT)
4.500%, 3/15/25		100,000	97,069
HP, Inc.
4.050%, 9/15/22		100,000	101,176
Humana, Inc.
3.950%, 3/15/27		100,000	98,081
Illinois Tool Works, Inc.
3.500%, 3/1/24		100,000	100,799
Intel Corp.
3.300%, 10/1/21		94,000	94,498
2.700%, 12/15/22		75,000	73,377
3.150%, 5/11/27(x)		100,000	96,530
Intercontinental Exchange, Inc.
2.750%, 12/1/20		125,000	123,947
International Business Machines Corp.
3.625%, 2/12/24		150,000	150,645
International Game Technology plc
6.250%, 2/15/22(m)		250,000	258,437
International Paper Co.
4.750%, 2/15/22		47,000	48,701
3.650%, 6/15/24		100,000	98,439
Jefferies Financial Group, Inc.
5.500%, 10/18/23		50,000	51,785
Jefferies Group LLC
4.850%, 1/15/27		100,000	98,202
JM Smucker Co. (The)
3.000%, 3/15/22		135,000	132,134
John Deere Capital Corp.
3.050%, 1/6/28		100,000	94,433
Johnson & Johnson
2.450%, 12/5/21		100,000	97,691
2.050%, 3/1/23		25,000	23,908
3.375%, 12/5/23		50,000	50,563
JPMorgan Chase & Co.
2.250%, 1/23/20		100,000	98,986
4.250%, 10/15/20		376,000	383,063
2.972%, 1/15/23		250,000	243,500
3.200%, 1/25/23		131,000	128,913
3.625%, 5/13/24		100,000	99,145
3.875%, 9/10/24		150,000	148,132
3.125%, 1/23/25		100,000	95,949
(ICE LIBOR USD 3 Month + 1.16%), 3.220%, 3/1/25(k)		100,000	96,636
3.300%, 4/1/26		100,000	95,749
(ICE LIBOR USD 3 Month + 1.34%), 3.782%, 2/1/28(k)		100,000	97,188
Juniper Networks, Inc.
4.600%, 3/15/21		38,000	38,900
Kellogg Co.
4.000%, 12/15/20		94,000	95,445
Keurig Dr Pepper, Inc.
4.597%, 5/25/28§		100,000	100,344
KeyCorp
2.900%, 9/15/20		75,000	74,491
5.100%, 3/24/21		75,000	78,033
Kinder Morgan Energy Partners LP
6.850%, 2/15/20		150,000	157,081
6.500%, 4/1/20		75,000	78,461
Kinder Morgan, Inc.
3.050%, 12/1/19		250,000	249,635
4.300%, 3/1/28		100,000	98,889
KLA-Tencor Corp.
4.125%, 11/1/21		90,000	91,396
Kraft Heinz Foods Co.
5.375%, 2/10/20		98,000	100,762
3.500%, 7/15/22		100,000	98,927
Kroger Co. (The)
6.150%, 1/15/20		94,000	97,419
L3 Technologies, Inc.
4.950%, 2/15/21		56,000	57,441

See Notes to Portfolio of Investments.

6

EQ ADVISORS TRUST

EQ/GLOBAL BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

	Principal Amount	Value (Note 1)
Laboratory Corp. of America Holdings
3.200%, 2/1/22	$50,000	$49,392
Lam Research Corp.
3.800%, 3/15/25	30,000	29,578
LG&E & KU Energy LLC
3.750%, 11/15/20	75,000	75,565
Liberty Property LP (REIT)
4.125%, 6/15/22	56,000	56,810
Life Technologies Corp.
5.000%, 1/15/21	75,000	77,007
Lincoln National Corp.
4.850%, 6/24/21	56,000	57,855
Lockheed Martin Corp.
4.250%, 11/15/19	113,000	115,019
3.550%, 1/15/26	100,000	98,824
Lowe’s Cos., Inc.
3.375%, 9/15/25	100,000	98,548
LyondellBasell Industries NV
6.000%, 11/15/21	200,000	212,841
Macy’s Retail Holdings, Inc.
3.625%, 6/1/24	100,000	95,930
Marathon Oil Corp.
2.800%, 11/1/22	75,000	71,906
Marathon Petroleum Corp.
5.125%, 3/1/21	94,000	97,576
Marriott International, Inc.
3.125%, 10/15/21	100,000	98,799
Marsh & McLennan Cos., Inc.
3.500%, 6/3/24	100,000	97,791
McDonald’s Corp.
3.250%, 6/10/24	150,000	147,493
Medco Health Solutions, Inc.
4.125%, 9/15/20	75,000	75,838
Medtronic, Inc.
2.500%, 3/15/20	150,000	148,904
3.150%, 3/15/22	55,000	54,592
3.500%, 3/15/25	100,000	99,202
Merck & Co., Inc.
2.350%, 2/10/22	30,000	29,210
2.750%, 2/10/25	150,000	143,988
MetLife, Inc.
4.368%, 9/15/23(e)	150,000	155,293
Microsoft Corp.
3.000%, 10/1/20	56,000	55,979
2.375%, 2/12/22	60,000	58,543
2.650%, 11/3/22	75,000	73,508
2.125%, 11/15/22	100,000	95,978
2.000%, 8/8/23	90,000	85,043
3.300%, 2/6/27	250,000	244,761
Molson Coors Brewing Co.
3.000%, 7/15/26	100,000	90,382
Moody’s Corp.
4.500%, 9/1/22	19,000	19,577
Morgan Stanley
5.500%, 1/26/20	150,000	154,576
2.800%, 6/16/20	95,000	94,251
5.750%, 1/25/21	188,000	197,470
2.500%, 4/21/21	100,000	97,550
3.750%, 2/25/23	56,000	55,926
4.100%, 5/22/23	100,000	100,067
4.000%, 7/23/25	100,000	99,565
3.125%, 7/27/26	100,000	93,160
3.625%, 1/20/27	100,000	95,904
(ICE LIBOR USD 3 Month + 1.34%), 3.591%, 7/22/28(k)	100,000	94,686
(ICE LIBOR USD 3 Month + 1.14%), 3.772%, 1/24/29(k)	100,000	95,997
Mosaic Co. (The)
4.250%, 11/15/23	100,000	100,629
Motorola Solutions, Inc.
3.750%, 5/15/22	56,000	55,551
MPLX LP
4.500%, 7/15/23	50,000	51,273
4.875%, 6/1/25	50,000	51,410
MUFG Americas Holdings Corp.
3.000%, 2/10/25	150,000	142,076
Mylan NV
3.950%, 6/15/26	100,000	94,536
Nasdaq, Inc.
5.550%, 1/15/20	75,000	77,260
National Fuel Gas Co.
3.950%, 9/15/27	100,000	92,341
National Oilwell Varco, Inc.
2.600%, 12/1/22	113,000	107,556
National Retail Properties, Inc. (REIT)
3.900%, 6/15/24	100,000	98,163
NBCUniversal Media LLC
4.375%, 4/1/21	150,000	153,740
NetApp, Inc.
3.375%, 6/15/21	100,000	99,684
Newell Brands, Inc.
3.850%, 4/1/23	55,000	53,850
4.200%, 4/1/26	100,000	95,042
Newmont Mining Corp.
3.500%, 3/15/22	94,000	93,357
Noble Energy, Inc.
4.150%, 12/15/21	94,000	95,034
Northrop Grumman Corp.
3.500%, 3/15/21	19,000	19,069
3.250%, 1/15/28	100,000	94,012
Occidental Petroleum Corp.
2.700%, 2/15/23	94,000	90,842
Omega Healthcare Investors, Inc. (REIT)
4.375%, 8/1/23	100,000	98,929
Omnicom Group, Inc.
4.450%, 8/15/20	38,000	38,787
3.625%, 5/1/22	19,000	18,846
Oracle Corp.
2.500%, 5/15/22	100,000	97,264
2.500%, 10/15/22	75,000	72,773
2.400%, 9/15/23	100,000	95,251
2.650%, 7/15/26	100,000	92,786
3.250%, 11/15/27	150,000	144,348
Pacific Gas & Electric Co.
3.500%, 10/1/20	56,000	55,971
2.950%, 3/1/26	100,000	91,225
Parker-Hannifin Corp.
3.300%, 11/21/24	100,000	97,768
PepsiCo, Inc.
1.850%, 4/30/20	100,000	98,397
3.000%, 10/15/27(x)	250,000	237,837
Pfizer, Inc.
2.200%, 12/15/21	100,000	97,105
3.000%, 12/15/26	150,000	143,413
Philip Morris International, Inc.
3.600%, 11/15/23	50,000	49,962
3.125%, 3/2/28	100,000	94,165
Plains All American Pipeline LP
3.850%, 10/15/23	100,000	98,330
PNC Bank NA
2.625%, 2/17/22	250,000	243,932
PNC Financial Services Group, Inc. (The)
3.900%, 4/29/24	150,000	149,128
PPL Capital Funding, Inc.
4.200%, 6/15/22	47,000	47,671

See Notes to Portfolio of Investments.

7

EQ ADVISORS TRUST

EQ/GLOBAL BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

	Principal Amount	Value (Note 1)
Precision Castparts Corp.
2.500%, 1/15/23	$38,000	$36,543
Progress Energy, Inc.
4.400%, 1/15/21	94,000	95,787
Progressive Corp. (The)
3.750%, 8/23/21	56,000	56,569
Prudential Financial, Inc.
(ICE LIBOR USD 3 Month + 4.18%), 5.875%, 9/15/42(k)	100,000	105,750
Puget Energy, Inc.
3.650%, 5/15/25	50,000	48,410
QUALCOMM, Inc.
3.450%, 5/20/25	100,000	97,024
Raytheon Co.
3.125%, 10/15/20	94,000	94,110
Realty Income Corp. (REIT)
3.250%, 10/15/22	56,000	55,152
Reinsurance Group of America, Inc.
4.700%, 9/15/23	50,000	51,333
Republic Services, Inc.
5.250%, 11/15/21	94,000	98,931
Roper Technologies, Inc.
3.125%, 11/15/22	75,000	73,242
Ryder System, Inc.
2.500%, 5/11/20	45,000	44,511
S&P Global, Inc.
3.300%, 8/14/20	35,000	34,983
Sabine Pass Liquefaction LLC
5.875%, 6/30/26	150,000	162,257
San Diego Gas & Electric Co.
3.600%, 9/1/23	100,000	99,902
Santander Holdings USA, Inc.
2.650%, 4/17/20	120,000	118,457
Seagate HDD Cayman
4.750%, 6/1/23	25,000	24,920
4.750%, 1/1/25	50,000	47,905
Sempra Energy
2.400%, 3/15/20	200,000	197,481
3.400%, 2/1/28	100,000	93,518
Sherwin-Williams Co. (The)
2.750%, 6/1/22	250,000	242,080
Shire Acquisitions Investments Ireland DAC
3.200%, 9/23/26	225,000	207,720
Simon Property Group LP (REIT)
3.300%, 1/15/26	100,000	96,049
Southern California Edison Co.
3.875%, 6/1/21	19,000	19,246
Southern Co. (The)
2.750%, 6/15/20	100,000	98,946
Stanley Black & Decker, Inc.
2.900%, 11/1/22	56,000	54,722
Starbucks Corp.
3.850%, 10/1/23	50,000	50,471
State of California
5.700%, 11/1/21	100,000	107,714
State of California Federally Taxable General Obligation Bonds Various Purpose
3.375%, 4/1/25	50,000	49,525
State Street Corp.
3.300%, 12/16/24	65,000	63,848
Stryker Corp.
3.500%, 3/15/26	100,000	96,740
Synchrony Financial
2.700%, 2/3/20	25,000	24,724
3.750%, 8/15/21	50,000	49,557
4.500%, 7/23/25	100,000	96,856
Sysco Corp.
2.600%, 10/1/20	30,000	29,644
3.750%, 10/1/25	100,000	98,638
TD Ameritrade Holding Corp.
2.950%, 4/1/22	100,000	97,997
Texas Instruments, Inc.
1.750%, 5/1/20	100,000	98,219
Textron, Inc.
4.300%, 3/1/24	100,000	101,265
Thermo Fisher Scientific, Inc.
3.600%, 8/15/21	160,000	160,607
Toyota Motor Credit Corp.
2.150%, 3/12/20	135,000	133,374
3.300%, 1/12/22	94,000	93,877
Transcontinental Gas Pipe Line Co. LLC
7.850%, 2/1/26	50,000	60,970
Tyson Foods, Inc.
4.500%, 6/15/22	75,000	77,178
U.S. Treasury Bonds
8.500%, 2/15/20	113,000	121,715
8.125%, 5/15/21	300,000	339,490
7.125%, 2/15/23	788,000	922,477
7.500%, 11/15/24	500,000	625,453
6.000%, 2/15/26	990,000	1,184,999
6.500%, 11/15/26	150,000	187,442
6.375%, 8/15/27	300,000	377,353
6.125%, 11/15/27	250,000	310,955
5.500%, 8/15/28	300,000	362,058
U.S. Treasury Notes
3.375%, 11/15/19	1,069,000	1,076,892
1.500%, 11/30/19	2,600,000	2,564,291
1.625%, 12/31/19	1,000,000	986,656
3.625%, 2/15/20	1,011,000	1,022,891
1.250%, 2/29/20	500,000	489,629
1.375%, 2/29/20	200,000	196,213
1.375%, 3/31/20	2,000,000	1,959,523
2.250%, 3/31/20	1,700,000	1,687,383
1.375%, 4/30/20	1,000,000	978,406
1.500%, 5/15/20	650,000	636,858
3.500%, 5/15/20	1,251,000	1,264,937
1.375%, 5/31/20	289,000	282,373
2.500%, 5/31/20	2,000,000	1,990,539
1.625%, 6/30/20	900,000	882,039
1.875%, 6/30/20	1,000,000	984,266
2.625%, 7/31/20	500,000	498,383
2.625%, 8/15/20	376,000	374,678
1.375%, 8/31/20	400,000	389,311
2.625%, 8/31/20	800,000	797,222
1.375%, 9/30/20	1,500,000	1,458,023
2.000%, 9/30/20	550,000	541,226
2.750%, 9/30/20	1,500,000	1,498,008
1.375%, 10/31/20	200,000	194,145
1.750%, 10/31/20	1,000,000	978,148
2.625%, 11/15/20	1,274,000	1,268,207
1.625%, 11/30/20	1,300,000	1,266,962
2.000%, 11/30/20	300,000	294,724
1.750%, 12/31/20	1,700,000	1,659,612
2.375%, 12/31/20	350,000	346,423
1.375%, 1/31/21	450,000	435,052
2.125%, 1/31/21	1,000,000	983,531
2.000%, 2/28/21	1,200,000	1,176,056
3.125%, 5/15/21	946,000	952,127
1.375%, 5/31/21	300,000	288,555
1.125%, 6/30/21	1,000,000	954,156
2.125%, 6/30/21	1,000,000	980,305
2.250%, 7/31/21	1,177,600	1,157,461
2.125%, 8/15/21	688,000	673,676
2.125%, 9/30/21	500,000	489,105
2.000%, 11/15/21	1,722,000	1,676,327
1.750%, 11/30/21	800,000	772,375
1.875%, 11/30/21	1,700,000	1,648,057

See Notes to Portfolio of Investments.

8

EQ ADVISORS TRUST

EQ/GLOBAL BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

	Principal Amount	Value (Note 1)
2.000%, 12/31/21	$1,300,000	$1,263,834
1.500%, 1/31/22	200,000	191,134
1.750%, 2/28/22	688,000	662,297
1.875%, 2/28/22	800,000	773,325
1.750%, 3/31/22	1,400,000	1,346,209
1.750%, 4/30/22	700,000	672,421
1.875%, 4/30/22	400,000	385,909
1.750%, 5/15/22	364,000	349,431
1.750%, 5/31/22	1,000,000	959,609
1.750%, 6/30/22	400,000	383,506
2.125%, 6/30/22	900,000	874,688
1.875%, 7/31/22	1,400,000	1,347,073
2.000%, 7/31/22	400,000	386,663
1.625%, 8/15/22	1,003,000	955,318
1.625%, 8/31/22	900,000	856,891
1.875%, 8/31/22	1,000,000	961,227
1.750%, 9/30/22	1,750,000	1,672,385
1.875%, 10/31/22	700,000	671,634
1.625%, 11/15/22	376,000	356,950
2.000%, 11/30/22	2,000,000	1,927,063
2.125%, 12/31/22	350,000	338,633
1.750%, 1/31/23	900,000	856,540
2.000%, 2/15/23	1,000,000	961,531
2.625%, 2/28/23	1,000,000	987,219
1.500%, 3/31/23	500,000	469,844
2.500%, 3/31/23	1,200,000	1,177,716
1.750%, 5/15/23	1,700,000	1,612,490
2.750%, 5/31/23	800,000	793,425
1.375%, 6/30/23	500,000	465,441
2.750%, 7/31/23	1,200,000	1,189,434
2.500%, 8/15/23	350,000	342,899
1.375%, 8/31/23	300,000	278,482
2.750%, 8/31/23	600,000	594,769
1.375%, 9/30/23	1,400,000	1,297,953
2.750%, 11/15/23	1,350,000	1,337,059
2.750%, 2/15/24	2,450,000	2,424,141
2.125%, 3/31/24	300,000	287,205
2.500%, 5/15/24	1,800,000	1,755,619
2.000%, 6/30/24	300,000	284,548
2.375%, 8/15/24	1,000,000	967,070
2.250%, 11/15/24	710,000	680,502
2.000%, 2/15/25	1,000,000	941,922
2.750%, 2/28/25	300,000	295,695
2.000%, 8/15/25	600,000	562,308
2.250%, 11/15/25	2,000,000	1,901,219
1.625%, 2/15/26	1,400,000	1,270,642
1.625%, 5/15/26	130,000	117,612
1.500%, 8/15/26	1,600,000	1,428,688
2.000%, 11/15/26	950,000	878,988
2.250%, 2/15/27	1,750,000	1,647,256
2.375%, 5/15/27	1,200,000	1,139,278
2.250%, 8/15/27	1,200,000	1,125,234
2.250%, 11/15/27	1,400,000	1,310,313
2.750%, 2/15/28	800,000	780,012
2.875%, 5/15/28	1,200,000	1,181,803
2.875%, 8/15/28	600,000	590,812
United Parcel Service, Inc.
3.125%, 1/15/21	75,000	74,929
United Technologies Corp.
3.100%, 6/1/22	56,000	54,990
3.950%, 8/16/25	150,000	149,011
UnitedHealth Group, Inc.
2.300%, 12/15/19	150,000	148,848
2.875%, 12/15/21	45,000	44,381
3.750%, 7/15/25	100,000	100,476
US Bancorp
3.600%, 9/11/24	150,000	147,652
3.900%, 4/26/28	100,000	100,896
Valero Energy Corp.
6.125%, 2/1/20	56,000	58,103
Ventas Realty LP (REIT)
4.250%, 3/1/22	38,000	38,786
3.750%, 5/1/24	150,000	146,973
Verizon Communications, Inc.
2.946%, 3/15/22	102,000	100,461
3.376%, 2/15/25	398,000	386,219
Viacom, Inc.
2.750%, 12/15/19	62,000	61,356
3.875%, 12/15/21	75,000	75,188
Virginia Electric & Power Co.
2.950%, 11/15/26	100,000	94,259
Visa, Inc.
2.200%, 12/14/20	200,000	196,568
2.800%, 12/14/22	175,000	171,219
Voya Financial, Inc.
3.650%, 6/15/26	100,000	95,365
Walgreen Co.
3.100%, 9/15/22	19,000	18,545
Walgreens Boots Alliance, Inc.
3.300%, 11/18/21	100,000	99,497
3.450%, 6/1/26	150,000	142,287
Walmart, Inc.
3.625%, 7/8/20	113,000	114,272
2.650%, 12/15/24	250,000	238,888
Walt Disney Co. (The)
2.300%, 2/12/21(x)	80,000	78,381
3.750%, 6/1/21	19,000	19,238
3.000%, 2/13/26	100,000	95,900
Warner Media LLC
3.550%, 6/1/24	150,000	144,937
Wells Fargo & Co.
2.600%, 7/22/20	70,000	69,224
3.500%, 3/8/22	56,000	55,835
3.450%, 2/13/23	94,000	92,310
3.300%, 9/9/24	100,000	96,943
3.550%, 9/29/25	100,000	97,424
3.000%, 4/22/26	150,000	139,624
4.300%, 7/22/27	100,000	99,525
(ICE LIBOR USD 3 Month + 1.31%), 3.584%, 5/22/28(k)	100,000	95,697
Welltower, Inc. (REIT)
4.250%, 4/1/26	100,000	99,482
Williams Cos., Inc. (The)
4.125%, 11/15/20	150,000	151,597
4.000%, 9/15/25	100,000	98,443
Wisconsin Electric Power Co.
2.950%, 9/15/21	75,000	74,095
Xcel Energy, Inc.
4.700%, 5/15/20	94,000	95,483
Xerox Corp.
2.750%, 9/1/20(x)	50,000	48,947
Zimmer Biomet Holdings, Inc.
2.700%, 4/1/20	100,000	99,025
3.150%, 4/1/22	100,000	97,812
Zoetis, Inc.
3.250%, 2/1/23	85,000	83,407

Total United States		144,781,178

Uruguay (0.0%)
Republic of Uruguay
4.500%, 8/14/24	150,000	154,800

Total Long Term Debt Securities (99.2%) (Cost $281,495,694)		271,161,371

See Notes to Portfolio of Investments.

9

EQ ADVISORS TRUST

EQ/GLOBAL BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Repurchase Agreements (0.6%)
Bank of America NA, 2.27%, dated 9/28/18, due 10/1/18, repurchase price $300,057, collateralized by various U.S. Government Agency Securities, 3.000%, maturing 10/20/46; total market value $306,000.(xx)	$300,000	$300,000
Citigroup Global Markets, Inc., 2.44%, dated 9/28/18, due 10/5/18, repurchase price $100,047, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 1.625%-2.250%, maturing 11/30/19-11/15/27; total market value $105,429.(xx)	100,000	100,000
Deutsche Bank Securities, Inc., 2.26%, dated 9/28/18, due 10/1/18, repurchase price $318,341, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 5/15/19-8/15/47; total market value $324,647.(xx)	318,281	318,281
ING Bank NV, 2.42%, dated 9/28/18, due 10/1/18, repurchase price $100,020, collateralized by various Common Stocks; total market value $111,125.(xx)	100,000	100,000
Natwest Markets Securities, Inc., 2.19%, dated 9/28/18, due 10/5/18, repurchase price $250,106, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-3.375%, maturing 2/15/19-5/15/44; total market value $255,047.(xx)	250,000	250,000
Natwest Markets Securities, Inc., 2.25%, dated 9/28/18, due 10/1/18, repurchase price $150,028, collateralized by various U.S. Government Treasury Securities, ranging from 1.375%-2.875%, maturing 5/31/19-11/15/26; total market value $153,029.(xx)	150,000	150,000
NBC Global Finance Ltd., 2.34%, dated 9/28/18, due 10/1/18, repurchase price $400,078, collateralized by various Common Stocks; total market value $445,062.(xx)	400,000	400,000

Total Repurchase Agreements		1,618,281

Total Short-Term Investments (0.6%) (Cost $1,618,281)		1,618,281

Total Investments in Securities (99.8%) (Cost $283,113,975)		272,779,652
Other Assets Less Liabilities (0.2%)		556,032

Net Assets (100%)		$273,335,684

§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At September 30, 2018, the market value of these securities amounted to $5,876,993 or 2.2% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(b)	Rule 144A Illiquid Security. At September 30, 2018, the market value of these securities amounted to $149,640 or 0.1% of net assets.

(e)	Step Bond - Coupon rate increases or decreases in increments to maturity. Rate disclosed is as of September 30, 2018. Maturity date disclosed is the ultimate maturity date.

(k)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of September 30, 2018.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At September 30, 2018, the market value of these securities amounted to $32,493,804 or 11.9% of net assets.

(x)	All or a portion of security is on loan at September 30, 2018.

(xx)

At September 30, 2018, the Portfolio had loaned securities with a total value of $1,586,119. This was secured by cash collateral of $1,618,281 which was subsequently invested in joint repurchase agreements with a total value of $1,618,281, for which the Portfolio has a proportionate interest as reported in the Portfolio of Investments as Repurchase Agreements.

See Notes to Portfolio of Investments.

10

EQ ADVISORS TRUST

EQ/GLOBAL BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

Glossary:

AUD — Australian Dollar

BRL — Brazilian Real

CAD — Canadian Dollar

DKK — Denmark Krone

EUR — European Currency Unit

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corp.

FNMA — Federal National Mortgage Association

GBP — British Pound

ICE — Intercontinental Exchange

IDR — Indonesian Rupiah

INR — India Rupee

JPY — Japanese Yen

KRW — Korean Republic Won

LIBOR — London Interbank Offered Rate

MXN — Mexican Peso

MYR — Malaysian Ringgit

NZD — New Zealand Dollar

PEN — Peruvian Sol

PLN — Polish Zloty

REIT — Real Estate Investment Trust

RON — Romanian Leu

SGD — Singapore Dollar

THB — Thailand Baht

USD — United States Dollar

ZAR — South African Rand

Sector Weightings

As of September 30, 2018

	Market Value	% of Net Assets
U.S. Treasury Obligations	$96,458,562	35.3%
Foreign Government Securities	85,683,573	31.3
Financials	28,184,157	10.3
Supranational	13,926,073	5.1
Health Care	6,378,109	2.3
Energy	6,272,132	2.3
Communication Services	6,216,032	2.3
Consumer Staples	6,049,582	2.2
Information Technology	4,950,272	1.8
Industrials	4,026,801	1.5
Utilities	3,274,253	1.2
U.S. Government Agency Securities	3,013,435	1.1
Consumer Discretionary	2,945,082	1.1
Real Estate	1,886,276	0.7
Materials	1,657,955	0.6
Repurchase Agreements	1,618,281	0.6
Municipal Bonds	239,077	0.1
Cash and Other	556,032	0.2

		100.0%

See Notes to Portfolio of Investments.

11

EQ ADVISORS TRUST

EQ/GLOBAL BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

Forward foreign currency contracts outstanding as of September 30, 2018 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
USD	2,058,030	IDR	29,800,000,000	State Street Bank & Trust**	10/3/2018	58,450
USD	5,662,989	SGD	7,700,000	JPMorgan Chase Bank	10/16/2018	28,444
CAD	825,000	USD	633,914	JPMorgan Chase Bank	10/25/2018	5,141
USD	2,270,036	PEN	7,475,000	State Street Bank & Trust**	10/25/2018	9,516
USD	5,446,516	JPY	610,000,000	JPMorgan Chase Bank	10/29/2018	66,932
AUD	3,800,000	USD	2,732,489	JPMorgan Chase Bank	11/21/2018	15,323
USD	9,507,961	AUD	13,050,000	JPMorgan Chase Bank	11/21/2018	71,397
USD	1,989,002	INR	142,150,000	State Street Bank & Trust**	12/6/2018	44,136
MXN	104,500,000	USD	5,475,458	JPMorgan Chase Bank	12/7/2018	49,977
USD	5,561,316	GBP	4,250,000	JPMorgan Chase Bank	12/13/2018	2,499
USD	441,981	EUR	375,000	JPMorgan Chase Bank	12/19/2018	3,641

Total unrealized appreciation						355,456

IDR	29,800,000,000	USD	2,000,000	State Street Bank & Trust**	10/3/2018	(420)
USD	3,498,331	THB	115,800,000	JPMorgan Chase Bank	10/12/2018	(83,489)
SGD	200,000	USD	147,004	JPMorgan Chase Bank	10/16/2018	(652)
USD	8,895,815	CAD	11,685,000	JPMorgan Chase Bank	10/25/2018	(155,531)
EUR	16,350,000	USD	19,090,227	JPMorgan Chase Bank	10/29/2018	(65,826)
JPY	2,145,000,000	USD	19,385,283	JPMorgan Chase Bank	10/29/2018	(468,550)
USD	5,454,988	NZD	8,275,000	JPMorgan Chase Bank	11/14/2018	(31,501)
JPY	1,625,000,000	USD	14,789,628	JPMorgan Chase Bank	11/15/2018	(440,517)
USD	3,181,796	AUD	4,425,000	JPMorgan Chase Bank	11/21/2018	(17,958)
USD	2,779,637	KRW	3,115,000,000	State Street Bank & Trust**	11/21/2018	(31,694)
USD	5,352,665	PLN	20,150,000	JPMorgan Chase Bank	11/23/2018	(118,995)
USD	3,166,957	IDR	47,700,000,000	State Street Bank & Trust**	12/3/2018	(9,243)
USD	1,255,782	INR	92,300,000	State Street Bank & Trust**	12/6/2018	(7,047)
USD	5,301,919	MXN	104,500,000	JPMorgan Chase Bank	12/7/2018	(223,516)
USD	2,801,238	BRL	11,675,000	State Street Bank & Trust**	12/10/2018	(73,266)
USD	3,101,570	ZAR	47,710,000	JPMorgan Chase Bank	12/12/2018	(239,883)
JPY	1,463,000,000	USD	13,217,929	JPMorgan Chase Bank	12/18/2018	(258,912)
EUR	17,045,000	USD	20,047,030	JPMorgan Chase Bank	12/19/2018	(123,028)

Total unrealized depreciation						(2,350,028)

Net unrealized depreciation						(1,994,572)

**	Non-deliverable forward.

See Notes to Portfolio of Investments.

12

EQ ADVISORS TRUST

EQ/GLOBAL BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2018:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Corporate Bonds
Australia	$—	$847,857	$—	$847,857
Belgium	—	603,431	—	603,431
Brazil	—	115,097	—	115,097
Canada	—	1,791,612	—	1,791,612
China	—	1,291,713	—	1,291,713
Colombia	—	97,575	—	97,575
Denmark	—	4,598,760	—	4,598,760
France	—	1,250,856	—	1,250,856
Germany	—	2,661,128	—	2,661,128
Ireland	—	672,273	—	672,273
Japan	—	1,152,048	—	1,152,048
Mexico	—	1,006,813	—	1,006,813
Netherlands	—	1,202,566	—	1,202,566
Norway	—	100,688	—	100,688
Spain	—	918,491	—	918,491
Switzerland	—	1,112,236	—	1,112,236
United Kingdom	—	7,347,403	—	7,347,403
United States	—	45,070,104	—	45,070,104
Foreign Government Securities	—	85,683,573	—	85,683,573
Forward Currency Contracts	—	355,456	—	355,456
Municipal Bonds	—	239,077	—	239,077
Short-Term Investments
Repurchase Agreements	—	1,618,281	—	1,618,281
Supranational	—	13,926,073	—	13,926,073
U.S. Government Agency Securities	—	3,013,435	—	3,013,435
U.S. Treasury Obligations	—	96,458,562	—	96,458,562

Total Assets	$—	$273,135,108	$—	$273,135,108

Liabilities:
Forward Currency Contracts	$—	$(2,350,028)	$—	$(2,350,028)

Total Liabilities	$—	$(2,350,028)	$—	$(2,350,028)

Total	$—	$270,785,080	$—	$270,785,080

There were no transfers between Levels 1, 2 or 3 during the nine months ended September 30, 2018.

As of September 30, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,569,343
Aggregate gross unrealized depreciation	(13,394,594)

Net unrealized depreciation	$(11,825,251)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$282,610,331

See Notes to Portfolio of Investments.

13

EQ ADVISORS TRUST

EQ/INTERMEDIATE GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2018 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Corporate Bonds (0.5%)
Energy (0.1%)
Oil, Gas & Consumable Fuels (0.1%)
Petroleos Mexicanos
2.378%, 4/15/25	$3,293,500	$3,196,671
2.460%, 12/15/25	3,750,000	3,761,909

Total Energy		6,958,580

Financials (0.4%)
Diversified Financial Services (0.4%)
Private Export Funding Corp.
Series II
2.050%, 11/15/22	10,325,000	9,900,044
Series KK
3.550%, 1/15/24	5,979,000	6,089,014
Series LL
2.250%, 3/15/20	10,000,000	9,922,345
Series MM
2.300%, 9/15/20	2,500,000	2,467,861
Series NN
3.250%, 6/15/25	2,500,000	2,505,673

Total Financials		30,884,937

Total Corporate Bonds		37,843,517

Foreign Government Securities (1.8%)
Iraq Government AID Bond
2.149%, 1/18/22	19,135,000	18,498,752
Kingdom of Jordan
2.578%, 6/30/22	20,000,000	19,712,000
3.000%, 6/30/25	6,301,000	6,202,704
State of Israel
5.500%, 9/18/23	20,000,000	22,174,878
5.500%, 4/26/24	27,579,000	30,898,419
Ukraine Government AID Bonds
1.847%, 5/29/20	22,531,000	22,093,899
1.471%, 9/29/21	25,000,000	23,827,500

Total Foreign Government Securities		143,408,152

U.S. Government Agency Securities (47.8%)
FFCB
1.500%, 12/19/19	5,000,000	4,936,642
1.950%, 1/10/20	35,000,000	34,541,553
1.400%, 2/24/20	10,000,000	9,830,892
1.400%, 4/13/20	2,500,000	2,446,746
2.375%, 4/13/20	5,000,000	4,977,046
1.550%, 5/8/20	12,000,000	11,781,690
2.550%, 5/15/20	5,000,000	4,986,376
1.680%, 10/13/20	20,000,000	19,542,392
1.750%, 10/26/20	10,000,000	9,781,418
1.900%, 11/27/20	10,000,000	9,801,854
2.350%, 2/12/21(x)	10,000,000	9,880,115
1.620%, 4/20/21	10,000,000	9,668,516
1.550%, 5/17/21	10,000,000	9,630,834
1.620%, 6/14/21	5,000,000	4,825,455
1.500%, 7/6/21	5,000,000	4,800,959
2.700%, 8/27/21	15,000,000	14,913,663
1.950%, 11/2/21	15,000,000	14,532,540
1.680%, 1/5/22	5,000,000	4,794,521
1.980%, 6/13/23	10,000,000	9,516,636
2.875%, 7/17/23	20,000,000	19,866,316
FHLB
1.500%, 10/21/19(x)	50,000,000	49,300,985
1.375%, 11/15/19	67,495,000	66,527,169
4.125%, 12/13/19	450,000	457,330
2.125%, 2/11/20	78,150,000	77,537,288
2.150%, 2/14/20	30,000,000	29,765,007
1.875%, 3/13/20	45,000,000	44,425,814
4.125%, 3/13/20	19,650,000	20,035,737
2.375%, 3/30/20	50,000,000	49,731,840
1.700%, 5/15/20	35,000,000	34,404,902
2.625%, 5/28/20(x)	62,000,000	61,861,554
1.750%, 7/13/20	25,000,000	24,534,885
1.830%, 7/29/20	20,000,000	19,660,914
1.800%, 8/28/20	20,000,000	19,602,136
2.875%, 9/11/20(x)	50,000,000	50,000,375
1.375%, 9/28/20	90,000,000	87,421,878
2.625%, 10/1/20	70,000,000	69,714,400
1.950%, 11/5/20	25,000,000	24,469,032
3.125%, 12/11/20	15,000,000	15,084,076
5.250%, 12/11/20	9,815,000	10,292,919
2.300%, 1/26/21	25,000,000	24,642,823
2.200%, 1/29/21	35,000,000	34,439,094
2.250%, 1/29/21	75,000,000	73,870,065
1.870%, 2/10/21	20,000,000	19,523,650
1.375%, 2/18/21	40,000,000	38,639,632
1.750%, 3/12/21	20,000,000	19,467,004
5.625%, 6/11/21	1,850,000	1,978,721
1.125%, 7/14/21	77,500,000	73,900,164
2.950%, 9/17/21	20,000,000	19,946,872
1.875%, 11/29/21	88,500,000	85,700,506
2.625%, 12/10/21	9,825,000	9,698,825
2.250%, 3/11/22	5,000,000	4,876,432
2.300%, 7/19/22	5,000,000	4,873,979
2.160%, 8/17/22	25,000,000	24,251,637
2.150%, 9/26/22	30,000,000	28,828,002
2.260%, 10/4/22	30,000,000	29,173,956
2.500%, 12/9/22	20,000,000	19,624,926
2.510%, 12/29/22	25,000,000	24,464,073
3.250%, 6/9/23	10,000,000	10,089,146
3.375%, 9/8/23(x)	10,000,000	10,144,790
3.420%, 9/28/23	25,000,000	24,993,778
2.875%, 6/14/24	13,085,000	12,921,252
2.875%, 9/13/24	36,180,000	35,530,663
2.750%, 12/13/24	10,000,000	9,816,035
3.125%, 6/13/25	10,000,000	9,936,498
3.250%, 6/9/28	20,000,000	19,704,614

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

EQ/INTERMEDIATE GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

	Principal Amount	Value (Note 1)
FHLMC
1.250%, 10/2/19	$100,500,000	$99,208,605
1.625%, 10/25/19	15,000,000	14,805,644
1.750%, 11/27/19	20,000,000	19,809,630
1.500%, 1/17/20	100,000,000	98,502,690
1.800%, 4/13/20	10,000,000	9,860,725
1.375%, 4/20/20(x)	50,000,000	48,934,455
2.500%, 4/23/20(x)	53,000,000	52,765,639
1.375%, 5/1/20(x)	77,500,000	75,831,386
1.850%, 7/13/20	35,000,000	34,408,364
2.850%, 9/28/20	30,000,000	29,908,941
1.625%, 9/29/20(x)	32,610,000	31,794,489
1.700%, 9/29/20	10,000,000	9,751,112
1.875%, 11/17/20	10,000,000	9,796,561
1.330%, 12/30/20	5,000,000	4,819,707
2.375%, 2/16/21	60,000,000	59,253,342
1.125%, 8/12/21	40,000,000	38,034,792
1.930%, 8/27/21	10,000,000	9,686,416
2.900%, 8/27/21	6,000,000	5,984,404
2.375%, 1/13/22	90,000,000	88,360,065
2.550%, 1/30/23	20,000,000	19,577,068
2.753%, 1/30/23	25,000,000	24,550,875
3.200%, 5/15/23	15,000,000	14,949,200
2.750%, 6/19/23	40,000,000	39,498,468
3.350%, 7/26/23	15,000,000	14,984,955
FNMA
(Zero Coupon), 10/9/19	31,625,000	30,715,598
1.000%, 10/24/19	60,000,000	58,888,878
1.330%, 10/24/19	5,000,000	4,928,880
1.750%, 11/26/19(x)	30,000,000	29,626,443
1.625%, 1/21/20	50,000,000	49,330,305
1.650%, 1/27/20	10,000,000	9,870,561
1.700%, 1/27/20	10,000,000	9,876,994
1.500%, 2/28/20	66,670,000	65,513,962
1.300%, 3/30/20	10,000,000	9,801,097
1.500%, 6/22/20	60,000,000	58,656,228
1.500%, 7/30/20(x)	5,000,000	4,879,435
1.440%, 9/30/20	10,000,000	9,730,183
1.900%, 10/27/20	10,000,000	9,782,788
1.400%, 11/10/20	10,000,000	9,674,418
1.500%, 11/30/20	50,000,000	48,567,105
1.875%, 12/28/20	64,703,000	63,328,288
1.375%, 2/26/21(x)	50,000,000	48,202,640
2.500%, 4/13/21(x)	50,000,000	49,497,715
1.250%, 5/6/21	30,000,000	28,753,467
2.750%, 6/22/21(x)	47,000,000	46,812,042
1.250%, 8/17/21	60,000,000	57,297,468
1.375%, 10/7/21	50,000,000	47,768,725
2.000%, 1/5/22	45,000,000	43,669,354
1.875%, 4/5/22	55,000,000	52,956,426
2.000%, 10/5/22	25,000,000	24,085,970
2.375%, 1/19/23	50,000,000	48,739,835
2.875%, 9/12/23	20,000,000	19,848,662
2.625%, 9/6/24(x)	85,000,000	82,749,047
2.125%, 4/24/26	99,485,000	92,400,444
1.875%, 9/24/26(x)	70,000,000	63,327,901
NCUA Guaranteed Notes
3.450%, 6/12/21	280,000	283,048
Tennessee Valley Authority
2.250%, 3/15/20	50,000,000	49,669,420
3.875%, 2/15/21	10,345,000	10,552,969
1.875%, 8/15/22(x)	12,000,000	11,513,483
2.875%, 9/15/24	20,000,000	19,662,318
6.750%, 11/1/25	15,779,000	19,234,129
2.875%, 2/1/27	38,000,000	36,686,309

Total U.S. Government Agency Securities		3,822,881,610

U.S. Treasury Obligations (39.4%)
U.S. Treasury Bonds
7.875%, 2/15/21	2,800,000	3,120,513
8.125%, 5/15/21	3,250,000	3,677,807
8.000%, 11/15/21	2,800,000	3,224,944
7.125%, 2/15/23	2,000,000	2,341,312
6.250%, 8/15/23	1,000,000	1,149,398

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

EQ/INTERMEDIATE GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

	Principal Amount	Value (Note 1)
U.S. Treasury Notes
1.000%, 10/15/19	$50,000,000	$49,146,290
1.250%, 10/31/19	35,000,000	34,466,659
1.500%, 10/31/19	45,000,000	44,434,161
1.000%, 11/15/19	35,000,000	34,349,493
1.000%, 11/30/19	30,000,000	29,417,931
1.500%, 11/30/19	15,500,000	15,287,117
1.125%, 12/31/19	30,000,000	29,417,814
1.625%, 12/31/19	7,500,000	7,399,922
1.375%, 1/15/20	42,000,000	41,287,970
1.250%, 1/31/20	7,500,000	7,355,244
1.375%, 1/31/20	2,000,000	1,964,695
2.000%, 1/31/20	25,000,000	24,763,868
1.375%, 2/29/20	2,500,000	2,452,656
1.125%, 3/31/20	25,000,000	24,402,540
1.375%, 3/31/20	25,000,000	24,494,042
1.125%, 4/30/20	25,000,000	24,364,550
1.375%, 5/31/20	25,000,000	24,426,757
1.625%, 6/30/20	8,000,000	7,840,344
1.500%, 7/15/20	13,000,000	12,705,417
1.625%, 7/31/20	16,000,000	15,662,499
2.625%, 8/15/20	10,000,000	9,964,844
1.375%, 8/31/20	13,000,000	12,652,605
2.125%, 8/31/20	10,000,000	9,870,703
2.625%, 8/31/20	20,000,000	19,930,546
1.375%, 9/30/20	10,000,000	9,720,156
1.750%, 10/31/20	12,500,000	12,226,855
1.625%, 11/30/20	10,000,000	9,745,859
2.000%, 11/30/20	5,000,000	4,912,071
1.750%, 12/31/20	15,000,000	14,643,633
1.375%, 1/31/21	10,000,000	9,667,812
2.250%, 2/15/21	4,000,000	3,944,500
3.625%, 2/15/21	35,000,000	35,604,569
1.125%, 2/28/21	35,000,000	33,593,165
1.250%, 3/31/21	25,000,000	24,036,133
2.250%, 3/31/21	5,000,000	4,926,797
1.375%, 4/30/21	40,000,000	38,528,752
2.250%, 4/30/21	30,000,000	29,543,439
3.125%, 5/15/21	10,000,000	10,064,766
1.375%, 5/31/21	43,000,000	41,359,619
2.000%, 5/31/21	15,000,000	14,666,250
1.125%, 6/30/21	30,000,000	28,624,689
1.125%, 7/31/21	15,000,000	14,288,907
2.250%, 7/31/21	15,000,000	14,743,476
1.125%, 8/31/21	50,000,000	47,557,030
2.000%, 8/31/21	20,000,000	19,510,000
1.125%, 9/30/21	77,500,000	73,601,990
2.125%, 9/30/21	25,000,000	24,455,273
1.250%, 10/31/21	75,000,000	71,389,455
2.000%, 11/15/21	35,000,000	34,071,681
1.750%, 11/30/21	40,000,000	38,618,752
1.875%, 11/30/21	42,500,000	41,201,425
2.000%, 12/31/21	45,000,000	43,748,086
2.125%, 12/31/21	40,000,000	39,042,188
1.500%, 1/31/22	56,500,000	53,995,462
1.875%, 1/31/22	35,000,000	33,855,119
1.750%, 2/28/22	25,000,000	24,066,015
1.875%, 2/28/22	30,000,000	28,999,689
1.750%, 3/31/22	20,000,000	19,231,562
1.875%, 3/31/22	40,000,000	38,628,124
1.750%, 4/30/22	35,000,000	33,621,056
1.875%, 4/30/22	25,000,000	24,119,335
1.750%, 5/15/22	55,000,000	52,798,713
1.750%, 5/31/22	25,000,000	23,990,235
1.875%, 5/31/22	25,000,000	24,100,000
1.750%, 6/30/22	35,000,000	33,556,796
2.125%, 6/30/22	12,000,000	11,662,500
1.875%, 7/31/22	25,000,000	24,054,882
1.625%, 8/15/22	50,000,000	47,623,045
1.625%, 8/31/22	40,000,000	38,084,064
1.750%, 9/30/22	37,500,000	35,836,815
1.875%, 10/31/22	13,000,000	12,473,196
1.625%, 11/15/22	19,500,000	18,512,050
2.000%, 11/30/22	10,000,000	9,635,313
2.125%, 12/31/22	15,000,000	14,512,851
1.750%, 1/31/23	35,000,000	33,309,881
2.375%, 1/31/23	45,000,000	43,969,572
2.000%, 2/15/23	20,000,000	19,230,626
1.500%, 2/28/23	55,000,000	51,733,946
1.500%, 3/31/23	52,000,000	48,863,750
2.500%, 3/31/23	9,000,000	8,832,867
1.625%, 4/30/23	6,000,000	5,662,922
1.750%, 5/15/23	55,000,000	52,168,787
1.625%, 5/31/23	40,000,000	37,713,124
1.375%, 6/30/23	45,000,000	41,889,726
1.250%, 7/31/23	55,000,000	50,823,008
2.500%, 8/15/23	45,000,000	44,086,991
1.375%, 8/31/23	35,000,000	32,489,569
2.750%, 8/31/23	45,000,000	44,607,654
1.375%, 9/30/23	37,000,000	34,303,048
1.625%, 10/31/23	58,500,000	54,848,775
2.750%, 11/15/23	11,500,000	11,389,762
2.250%, 12/31/23	21,000,000	20,278,125
2.250%, 1/31/24	10,000,000	9,648,516
2.125%, 2/29/24	25,000,000	23,950,195
2.125%, 3/31/24	15,000,000	14,360,274
2.000%, 4/30/24	18,000,000	17,102,812
2.500%, 5/15/24	2,500,000	2,438,359
2.125%, 7/31/24	35,000,000	33,399,296
2.375%, 8/15/24	20,000,000	19,341,406
1.875%, 8/31/24	30,000,000	28,209,609
2.125%, 9/30/24	13,000,000	12,387,578
2.250%, 10/31/24	17,000,000	16,302,203
2.250%, 11/15/24	15,000,000	14,376,797
2.250%, 12/31/24	22,000,000	21,072,047
2.000%, 2/15/25	20,000,000	18,838,438
2.125%, 5/15/25	30,000,000	28,409,532
2.000%, 8/15/25	35,000,000	32,801,290
2.750%, 8/31/25	15,000,000	14,753,907
1.625%, 2/15/26	30,000,000	27,228,048
1.625%, 5/15/26	35,000,000	31,664,882
1.500%, 8/15/26	33,500,000	29,913,145
2.000%, 11/15/26	32,500,000	30,070,625
2.250%, 2/15/27	21,000,000	19,767,071
2.250%, 8/15/27	18,000,000	16,878,515
2.250%, 11/15/27	49,500,000	46,328,906
2.750%, 2/15/28	20,100,000	19,597,814
2.875%, 5/15/28	40,000,000	39,393,436
2.875%, 8/15/28	38,000,000	37,418,125

Total U.S. Treasury Obligations		3,154,821,750

Total Long-Term Debt Securities (89.5%) (Cost $7,326,165,961)		7,158,955,029

	Number of Shares	Value (Note 1)
EXCHANGE TRADED FUNDS (ETF):
Fixed Income (10.0%)
iShares 1-3 Year Treasury Bond ETF	1,788,450	148,602,311
iShares 3-7 Year Treasury Bond ETF	306,067	36,443,398
iShares 7-10 Year Treasury Bond ETF(x)	1,353,450	136,928,536

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

EQ/INTERMEDIATE GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Vanguard Intermediate-Term Treasury ETF	3,900,000	$242,151,000
Vanguard Short-Term Treasury Index Fund	3,900,000	232,986,000

Total Exchange Traded Funds (10.0%) (Cost $795,430,903)		797,111,245

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Repurchase Agreements (2.2%)
Citigroup Global Markets, Inc., 2.44%, dated 9/28/18, due 10/5/18, repurchase price $39,598,779, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 1.625%-2.250%, maturing 11/30/19-11/15/27; total market value $41,728,642.(xx)	$39,580,000	39,580,000
Deutsche Bank Securities, Inc., 2.26%, dated 9/28/18, due 10/1/18, repurchase price $1,882,125, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 5/15/19-8/15/47; total market value $1,919,406.(xx)	1,881,770	1,881,770
HSBC Securities, Inc., 2.18%, dated 9/25/18, due 10/2/18, repurchase price $11,002,664, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 2/15/33-2/15/43; total market value $11,224,079.(xx)	11,000,000	11,000,000
ING Bank NV, 2.42%, dated 9/28/18, due 10/1/18, repurchase price $4,300,867, collateralized by various Common Stocks; total market value $4,778,357.(xx)	4,300,000	4,300,000
Natwest Markets Securities, Inc., 2.14%, dated 9/25/18, due 10/2/18, repurchase price $15,003,567, collateralized by various U.S. Government Treasury Securities, ranging from 1.375%-2.125%, maturing 10/31/20-11/15/26; total market value $15,305,457.(xx)	15,000,000	15,000,000
Natwest Markets Securities, Inc., 2.19%, dated 9/28/18, due 10/5/18, repurchase price $2,000,852, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-3.375%, maturing 2/15/19-5/15/44; total market value $2,040,373.(xx)	2,000,000	2,000,000
NBC Global Finance Ltd., 2.34%, dated 9/28/18, due 10/1/18, repurchase price $4,000,780, collateralized by various Common Stocks; total market value $4,450,621.(xx)	4,000,000	4,000,000
NBC Global Finance Ltd., 2.37%, dated 9/28/18, due 10/5/18, repurchase price $41,018,894, collateralized by various Common Stocks; total market value $45,622,510.(xx)	41,000,000	41,000,000
Societe Generale SA, 2.19%, dated 9/28/18, due 10/5/18, repurchase price $10,004,258, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.125%, maturing 11/8/18-11/15/45; total market value $10,200,000.(xx)	10,000,000	10,000,000
Societe Generale SA, 2.19%, dated 9/28/18, due 10/5/18, repurchase price $18,007,665, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-3.875%, maturing 11/8/18-8/15/45; total market value $18,360,012.(xx)	18,000,000	18,000,000
Societe Generale SA, 2.31%, dated 9/28/18, due 10/1/18, repurchase price $31,005,968, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.000%-4.250%, maturing 2/7/19-2/15/47; total market value $34,430,100.(xx)	31,000,000	31,000,000

Total Repurchase Agreements		177,761,770

Total Short-Term Investments (2.2%) (Cost $177,761,770)		177,761,770

Total Investments in Securities (101.7%) (Cost $8,299,358,634)		8,133,828,044
Other Assets Less Liabilities (-1.7%)		(137,321,454)

Net Assets (100%)		$7,996,506,590

(x)	All or a portion of security is on loan at June 30, 2018.

(xx)

At September 30, 2018, the Portfolio had loaned securities with a total value of $263,644,992. This was secured by cash collateral of $177,761,770 which was subsequently invested in joint repurchase agreements with a total value of $177,761,770, for which the Portfolio has a proportionate interest as reported in the Portfolio of Investments as Repurchase Agreements, and $92,749,001 collateralized by various U.S. Government Treasury Securities, ranging from 0.000% - 8.750%, maturing 9/30/18-11/15/46.

See Notes to Portfolio of Investments.

4

EQ ADVISORS TRUST

EQ/INTERMEDIATE GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

Glossary:

FFCB — Federal Farm Credit Bank

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corp.

FNMA — Federal National Mortgage Association

NCUA — National Credit Union Administration

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2018:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Corporate Bonds
Energy	$—	$6,958,580	$—	$6,958,580
Financials	—	30,884,937	—	30,884,937
Exchange Traded Funds	797,111,245	—	—	797,111,245
Foreign Government Securities	—	143,408,152	—	143,408,152
Short-Term Investments
Repurchase Agreements	—	177,761,770	—	177,761,770
U.S. Government Agency Securities	—	3,822,881,610	—	3,822,881,610
U.S. Treasury Obligations	—	3,154,821,750	—	3,154,821,750

Total Assets	$797,111,245	$7,336,716,799	$—	$8,133,828,044

Total Liabilities	$—	$—	$—	$—

Total	$797,111,245	$7,336,716,799	$—	$8,133,828,044

There were no transfers between Levels 1, 2 or 3 during the nine months ended September 30, 2018.

As of September 30, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$6,441,115
Aggregate gross unrealized depreciation	(172,580,863)

Net unrealized depreciation	$(166,139,748)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$8,299,967,792

See Notes to Portfolio of Investments.

5

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Australia (10.4%)
Abacus Property Group (REIT)	44,377	$109,386
Adelaide Brighton Ltd.	56,508	252,433
Afterpay Touch Group Ltd.*	21,872	283,793
AGL Energy Ltd.	91,795	1,293,903
ALS Ltd.	68,601	443,319
Altium Ltd.	16,355	323,219
Alumina Ltd.	322,937	646,615
Amcor Ltd.	161,575	1,597,749
AMP Ltd.	408,386	941,694
Ansell Ltd.	20,051	365,970
APA Group	164,608	1,187,489
APN Outdoor Group Ltd.	23,105	111,232
Appen Ltd.	12,599	127,227
ARB Corp. Ltd.	9,608	133,069
Ardent Leisure Group	55,271	71,315
Aristocrat Leisure Ltd.	88,886	1,827,305
ASX Ltd.	27,006	1,242,725
Atlas Arteria Ltd.	92,270	465,548
Aurizon Holdings Ltd.	277,646	824,862
Ausdrill Ltd.	73,616	94,188
AusNet Services	239,840	281,724
Australia & New Zealand Banking Group Ltd.	403,791	8,225,187
Australian Pharmaceutical Industries Ltd.	53,529	66,746
Automotive Holdings Group Ltd.(x)	32,566	52,024
Aveo Group	57,301	83,668
Bank of Queensland Ltd.	55,685	443,576
Bapcor Ltd.(x)	37,155	205,728
Beach Energy Ltd.(x)	242,716	375,457
Bega Cheese Ltd.(x)	25,826	127,131
Bellamy’s Australia Ltd.*	12,402	91,710
Bendigo & Adelaide Bank Ltd.	67,454	524,161
BHP Billiton Ltd.	447,719	11,207,434
BHP Billiton plc	349,075	7,603,698
Bingo Industries Ltd.(m)	60,474	137,261
Blackmores Ltd.(x)	1,765	168,945
BlueScope Steel Ltd.	76,758	942,127
Boral Ltd.	163,550	816,915
Brambles Ltd.	221,571	1,745,772
Breville Group Ltd.	12,591	119,046
Brickworks Ltd.	10,974	138,978
BWP Trust (REIT)	66,338	160,161
Caltex Australia Ltd.	36,387	786,440
carsales.com Ltd.	33,689	352,131
Challenger Ltd.	80,128	648,710
Charter Hall Group (REIT)	65,126	337,066
Charter Hall Long Wale REIT (REIT)	23,463	71,233
Charter Hall Retail REIT (REIT)	45,668	139,967
CIMIC Group Ltd.	13,681	507,915
Cleanaway Waste Management Ltd.	278,250	378,130
Coca-Cola Amatil Ltd.	70,705	498,825
Cochlear Ltd.	7,992	1,159,101
Commonwealth Bank of Australia	245,519	12,673,376
Computershare Ltd.	70,122	1,011,219
Corporate Travel Management Ltd.	11,455	252,796
Costa Group Holdings Ltd.	45,023	232,045
Credit Corp. Group Ltd.(x)	6,637	106,794
Cromwell Property Group (REIT)(x)	199,052	153,957
Crown Resorts Ltd.	50,136	496,137
CSL Ltd.	63,127	9,176,921
CSR Ltd.	71,877	195,875
Dexus (REIT)	140,793	1,074,715
Domain Holdings Australia Ltd.	31,889	80,678
Domino’s Pizza Enterprises Ltd.(x)	8,704	334,718
Downer EDI Ltd.	85,229	486,085
DuluxGroup Ltd.	53,088	294,334
Eclipx Group Ltd.(x)	42,749	79,416
Elders Ltd.	14,845	76,081
Estia Health Ltd.	31,206	53,461
Evolution Mining Ltd.	210,908	404,005
Fairfax Media Ltd.	315,526	188,164
Flight Centre Travel Group Ltd.	8,057	309,604
Fortescue Metals Group Ltd.	238,791	676,631
G8 Education Ltd.(x)	59,349	85,801
Galaxy Resources Ltd.(x)*	56,262	101,266
Gateway Lifestyle	41,769	67,632
Goodman Group (REIT)	223,593	1,674,427
GPT Group (The) (REIT)	250,398	943,011
GrainCorp Ltd., Class A(x)	32,285	184,364
Growthpoint Properties Australia Ltd. (REIT)(x)	34,596	97,280
GUD Holdings Ltd.	12,138	126,959
GWA Group Ltd.	37,670	84,957
Harvey Norman Holdings Ltd.(x)	82,544	210,028
Healthscope Ltd.	181,235	275,112
IDP Education Ltd.	17,638	131,449
Iluka Resources Ltd.	58,495	420,717
Incitec Pivot Ltd.	233,969	673,115
Independence Group NL	64,735	218,059
Infigen Energy*	132,396	56,464
Inghams Group Ltd.(x)	34,178	95,858
Insurance Australia Group Ltd.	330,298	1,747,693
Investa Office Fund (REIT)(x)	69,891	278,874
InvoCare Ltd.(x)	15,171	135,544
IOOF Holdings Ltd.	42,662	251,023
IPH Ltd.(x)	26,351	114,668
IRESS Ltd.	19,364	178,045
JB Hi-Fi Ltd.(x)	15,789	287,495
LendLease Group	81,401	1,156,808
Link Administration Holdings Ltd.	73,798	415,023
Lynas Corp. Ltd.*	88,703	102,270
Macquarie Group Ltd.	44,152	4,022,601
Magellan Financial Group Ltd.	19,563	391,567
Mayne Pharma Group Ltd.(x)*	201,623	189,466
McMillan Shakespeare Ltd.	11,086	136,791
Medibank Pvt Ltd.	384,216	808,196
Metcash Ltd.(x)	126,852	275,085
Mineral Resources Ltd.	21,982	252,646
Mirvac Group (REIT)	516,907	900,487
Monadelphous Group Ltd.(x)	12,896	149,896
MYOB Group Ltd.(x)	61,517	134,292
Nanosonics Ltd.*	35,668	92,560
National Australia Bank Ltd.	380,753	7,654,071
National Storage REIT (REIT)	90,354	109,072
Navitas Ltd.(x)	42,010	135,740
Newcrest Mining Ltd.	106,495	1,494,180
NEXTDC Ltd.(x)*	47,852	224,834
nib holdings Ltd.	63,506	268,546
Nine Entertainment Co. Holdings Ltd.(x)	102,449	167,365
Northern Star Resources Ltd.	84,011	504,037
Nufarm Ltd.(r)	33,173	160,660
Oil Search Ltd.	184,372	1,203,458
oOh!media Ltd.	32,530	120,628
Orica Ltd.	52,363	644,596
Origin Energy Ltd.*	245,232	1,464,217
Orocobre Ltd.(x)*	31,636	96,503
Orora Ltd.	166,985	400,741
OZ Minerals Ltd.	43,870	295,868
Pact Group Holdings Ltd.	29,633	79,683
Pendal Group Ltd.(x)	34,924	221,902

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Perpetual Ltd.	6,653	$204,724
Pilbara Minerals Ltd.(x)*	223,909	145,667
Platinum Asset Management Ltd.(x)	30,322	117,482
Premier Investments Ltd.	13,513	180,706
Primary Health Care Ltd.	67,859	149,118
Qantas Airways Ltd.	238,057	1,015,269
QBE Insurance Group Ltd.	190,426	1,530,662
Qube Holdings Ltd.	203,580	401,741
Ramsay Health Care Ltd.	18,044	716,458
REA Group Ltd.	6,817	423,435
Regis Resources Ltd.	68,463	184,097
Resolute Mining Ltd.	97,817	76,717
Rio Tinto Ltd.	57,537	3,275,677
Rio Tinto plc	193,352	9,778,182
Sandfire Resources NL(x)	21,664	116,352
Santos Ltd.	245,783	1,289,842
Saracen Mineral Holdings Ltd.(x)*	103,769	139,893
Scentre Group (REIT)	742,802	2,131,630
SEEK Ltd.	48,933	734,306
Seven Group Holdings Ltd.(x)	15,185	248,398
Seven West Media Ltd.*	118,270	85,491
Shopping Centres Australasia Property Group (REIT)	98,380	170,674
Sigma Healthcare Ltd.(x)	141,267	64,332
SmartGroup Corp. Ltd.	13,422	115,552
Sonic Healthcare Ltd.	59,235	1,066,597
South32 Ltd.	716,896	2,031,376
Southern Cross Media Group Ltd.	100,747	93,944
Spark Infrastructure Group	234,659	379,956
SpeedCast International Ltd.(x)	32,070	92,959
St Barbara Ltd.(x)	70,321	177,402
Star Entertainment Grp Ltd. (The)	113,945	427,475
Steadfast Group Ltd.	107,580	221,628
Stockland (REIT)	339,637	1,018,852
Suncorp Group Ltd.	180,810	1,889,900
Super Retail Group Ltd.	19,317	123,854
Sydney Airport	314,107	1,564,390
Syrah Resources Ltd.*	40,363	67,106
Tabcorp Holdings Ltd.	280,430	987,192
Tassal Group Ltd.	23,546	76,931
Technology One Ltd.	33,670	135,808
Telstra Corp. Ltd.	1,659,256	3,826,064
TPG Telecom Ltd.(x)	47,983	296,206
Transurban Group	361,422	2,931,269
Treasury Wine Estates Ltd.	100,262	1,267,577
Vicinity Centres (REIT)	448,312	849,043
Virgin Australia International Holdings Pty. Ltd.(r)*	190,064	—
Viva Energy Group Ltd.(m)*	149,207	245,908
Viva Energy REIT (REIT)	59,757	95,030
Vocus Group Ltd.(x)*	85,814	203,460
Washington H Soul Pattinson & Co. Ltd.(x)	16,483	309,307
Webjet Ltd.	16,043	178,937
Wesfarmers Ltd.	158,185	5,700,050
Western Areas Ltd.(x)	34,763	66,842
Westpac Banking Corp.	479,195	9,674,564
Whitehaven Coal Ltd.	96,693	380,226
WiseTech Global Ltd.	16,088	256,889
Woodside Petroleum Ltd.	130,590	3,641,835
Woolworths Group Ltd.	183,225	3,719,033
WorleyParsons Ltd.	25,888	382,309

		179,486,974

Belgium (1.0%)
Anheuser-Busch InBev SA/NV	207,329	18,106,908

Chile (0.0%)
Antofagasta plc	57,949	645,788

Finland (0.4%)
Nokia OYJ	1,371,969	7,609,401

France (15.5%)
Air Liquide SA(x)	104,338	13,725,347
Airbus SE	139,195	17,483,224
BNP Paribas SA	426,657	26,110,958
Danone SA	158,384	12,265,579
Engie SA	450,309	6,621,658
Essilor International Cie Generale d’Optique SA	53,387	7,899,985
Kering SA	18,188	9,749,801
L’Oreal SA	59,560	14,362,899
LVMH Moet Hennessy Louis Vuitton SE	65,173	23,048,811
Orange SA	498,741	7,953,434
Safran SA	87,375	12,244,622
Sanofi	276,092	24,541,814
Schneider Electric SE	131,239	10,559,590
Societe Generale SA	298,946	12,831,964
TOTAL SA(x)	649,090	42,082,472
Unibail-Rodamco-Westfield (CHDI) (REIT)*	98,368	1,004,007
Unibail-Rodamco-Westfield (REIT)	33,690	6,775,634
Vinci SA	135,529	12,906,335
Vivendi SA(x)	237,598	6,115,886

		268,284,020

Germany (12.1%)
adidas AG	43,615	10,679,806
Allianz SE (Registered)	104,728	23,346,133
BASF SE	223,763	19,887,692
Bayer AG (Registered)	227,192	20,181,905
Bayerische Motoren Werke AG	78,068	7,043,701
Daimler AG (Registered)	217,554	13,728,325
Deutsche Post AG (Registered)	238,808	8,514,901
Deutsche Telekom AG (Registered)*	790,078	12,736,989
Fresenius SE & Co. KGaA	99,847	7,331,246
Linde AG	41,629	9,845,503
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	36,431	8,068,384
SAP SE	263,288	32,403,196
Siemens AG (Registered)	207,080	26,529,072
TUI AG	73,147	1,404,355
Volkswagen AG (Preference)(q)	44,600	7,850,277

		209,551,485

Ireland (0.9%)
CRH plc (Irish Stock Exchange)	205,470	6,722,647
CRH plc (London Stock Exchange)	139,708	4,574,236
James Hardie Industries plc (CHDI)	61,858	937,207
Paddy Power Betfair plc	13,600	1,150,433
Smurfit Kappa Group plc	39,888	1,579,457

		14,963,980

Italy (1.8%)
Enel SpA	1,892,556	9,694,718
Eni SpA	618,877	11,699,384
Intesa Sanpaolo SpA	3,975,436	10,159,111

		31,553,213

Japan (25.1%)
77 Bank Ltd. (The)	6,800	161,711
ABC-Mart, Inc.	3,700	205,809
Acom Co. Ltd.(x)	43,220	174,219
Adastria Co. Ltd.	3,880	51,838
ADEKA Corp.	11,400	195,652
Advantest Corp.(x)	14,500	305,391
Aeon Co. Ltd.	72,146	1,738,247
Aeon Delight Co. Ltd.	2,800	102,147
AEON Financial Service Co. Ltd.	15,900	329,279
Aeon Mall Co. Ltd.	15,320	263,199

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
AGC, Inc.	21,000	$871,457
Ai Holdings Corp.	4,238	98,173
Aica Kogyo Co. Ltd.	6,000	242,387
Aichi Bank Ltd. (The)	1,720	76,902
Aichi Steel Corp.	2,010	76,689
Aiful Corp.*	20,636	61,933
Ain Holdings, Inc.	2,920	235,666
Air Water, Inc.	21,000	385,363
Aisan Industry Co. Ltd.	7,700	66,957
Aisin Seiki Co. Ltd.	16,614	808,620
Ajinomoto Co., Inc.	44,469	763,394
Alfresa Holdings Corp.	21,104	564,656
Alpen Co. Ltd.	4,000	70,938
Alpine Electronics, Inc.	4,962	93,239
Alps Electric Co. Ltd.	19,900	505,469
Amada Holdings Co. Ltd.	36,000	384,334
Amano Corp.	9,930	207,479
ANA Holdings, Inc.	35,243	1,231,427
Anritsu Corp.	16,419	270,519
AOKI Holdings, Inc.	2,367	32,353
Aoyama Trading Co. Ltd.	5,200	159,725
Aozora Bank Ltd.	13,400	478,824
Aplus Financial Co. Ltd.*	68,412	66,232
Arcs Co. Ltd.	3,958	107,293
Ariake Japan Co. Ltd.	1,887	188,169
As One Corp.	1,477	110,366
Asahi Group Holdings Ltd.	42,010	1,820,976
Asahi Kasei Corp.	125,954	1,910,040
Asics Corp.	22,000	328,006
ASKUL Corp.(x)	2,274	68,248
Astellas Pharma, Inc.	189,639	3,308,084
Autobacs Seven Co. Ltd.	12,300	211,098
Avex, Inc.	5,735	81,820
Azbil Corp.	12,540	272,829
Bandai Namco Holdings, Inc.	19,919	774,004
Bank of Iwate Ltd. (The)	2,466	107,651
Bank of Kyoto Ltd. (The)	7,170	374,213
Bank of Okinawa Ltd. (The)	1,300	45,995
Benesse Holdings, Inc.	8,700	247,707
Bic Camera, Inc.	10,045	139,686
BML, Inc.	4,072	124,002
Bridgestone Corp.	59,267	2,239,335
Brother Industries Ltd.	25,801	509,571
Calbee, Inc.	10,696	352,077
Canon Electronics, Inc.	2,833	59,492
Canon Marketing Japan, Inc.	6,200	131,618
Canon, Inc.	104,498	3,320,171
Capcom Co. Ltd.	8,057	204,439
Casio Computer Co. Ltd.(x)	17,200	281,116
Central Glass Co. Ltd.	4,979	129,317
Central Japan Railway Co.	17,381	3,619,384
Chiba Bank Ltd. (The)	78,338	535,032
Chiyoda Co. Ltd.	3,062	60,313
Chiyoda Corp.	14,100	114,791
Chofu Seisakusho Co. Ltd.	3,200	73,621
Chubu Electric Power Co., Inc.	58,917	891,118
Chudenko Corp.	4,078	92,959
Chugai Pharmaceutical Co. Ltd.	19,847	1,275,155
Chugai Ro Co. Ltd.	1,930	51,469
Chugoku Bank Ltd. (The)	14,402	146,657
Chugoku Electric Power Co., Inc. (The)(x)	27,820	357,483
Ci:z Holdings Co. Ltd.	2,716	100,517
Citizen Watch Co. Ltd.	35,300	232,703
CKD Corp.	7,859	100,849
Clarion Co. Ltd.	5,461	84,211
Cleanup Corp.	10,500	76,518
Coca-Cola Bottlers Japan Holdings, Inc.	14,253	381,351
cocokara fine, Inc.	2,255	144,684
COLOPL, Inc.	6,958	45,133
Colowide Co. Ltd.(x)	5,764	147,474
COMSYS Holdings Corp.	10,500	310,971
Concordia Financial Group Ltd.	131,896	646,595
CONEXIO Corp.	5,153	94,969
Cosel Co. Ltd.	4,700	53,652
Cosmo Energy Holdings Co. Ltd.	8,000	328,815
Cosmos Pharmaceutical Corp.	1,165	261,976
Create Restaurants Holdings, Inc.	5,567	65,019
Create SD Holdings Co. Ltd.	4,072	106,011
Credit Saison Co. Ltd.	20,400	332,698
CyberAgent, Inc.	12,286	654,201
Dai Nippon Printing Co. Ltd.	26,727	621,482
Daicel Corp.	29,000	336,913
Daido Steel Co. Ltd.(x)	3,899	189,425
Daifuku Co. Ltd.(x)	10,448	532,423
Daihen Corp.	2,425	62,055
Dai-ichi Life Holdings, Inc.	108,304	2,254,824
Daiichi Sankyo Co. Ltd.	55,004	2,384,217
Daiichikosho Co. Ltd.	3,822	184,339
Daikin Industries Ltd.	26,498	3,527,392
Daikyo, Inc.	3,724	75,778
Daio Paper Corp.(x)	8,061	115,218
Daito Trust Construction Co. Ltd.	8,145	1,047,696
Daiwa House Industry Co. Ltd.	63,613	1,885,659
Daiwa Securities Group, Inc.	172,405	1,048,815
DCM Holdings Co. Ltd.(x)	11,800	107,282
DeNA Co. Ltd.	9,759	172,384
Denka Co. Ltd.	9,600	334,589
Denki Kogyo Co. Ltd.(x)	2,900	85,249
Denso Corp.	43,071	2,274,097
Dentsu, Inc.	23,800	1,103,908
DIC Corp.	8,900	320,375
Digital Garage, Inc.	3,387	110,297
Dip Corp.(x)	4,020	97,298
Disco Corp.	2,500	418,500
DMG Mori Co. Ltd.(x)	11,229	187,578
Don Quijote Holdings Co. Ltd.	13,000	657,895
Doutor Nichires Holdings Co. Ltd.	5,300	98,425
Dowa Holdings Co. Ltd.	5,600	177,926
DTS Corp.	3,646	145,205
Duskin Co. Ltd.	5,723	139,625
Eagle Industry Co. Ltd.	5,758	75,003
Earth Corp.(x)	1,929	92,698
East Japan Railway Co.	34,070	3,165,014
Ebara Corp.(x)	8,388	289,394
EDION Corp.	10,327	115,522
Eisai Co. Ltd.	23,081	2,246,751
Electric Power Development Co. Ltd.	17,100	473,328
euglena Co. Ltd.(x)*	9,207	70,904
Exedy Corp.	3,400	112,665
Ezaki Glico Co. Ltd.	6,500	319,222
FamilyMart UNY Holdings Co. Ltd.	6,428	669,277
Fancl Corp.	4,959	243,542
FANUC Corp.	18,309	3,451,670
Fast Retailing Co. Ltd.	2,544	1,296,853
Fuji Co. Ltd.	3,400	66,911
Fuji Corp.	5,877	94,191
Fuji Electric Co. Ltd.	13,400	536,613
Fuji Kyuko Co. Ltd.	4,337	141,806
Fuji Media Holdings, Inc.	20,394	362,755
Fuji Oil Holdings, Inc.	7,100	223,711
Fuji Seal International, Inc.	4,611	163,345
Fuji Soft, Inc.	4,161	210,577
FUJIFILM Holdings Corp.	40,051	1,803,035
Fujikura Ltd.(x)	31,520	148,972
Fujitsu Ltd.	21,001	1,496,406
Fukuoka Financial Group, Inc.	16,400	451,065

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Fukushima Industries Corp.	2,775	$141,656
Fukuyama Transporting Co. Ltd.	3,412	147,597
Funai Soken Holdings, Inc.	4,713	106,936
Furukawa Electric Co. Ltd.(x)	7,000	232,882
Futaba Industrial Co. Ltd.	9,500	69,649
Fuyo General Lease Co. Ltd.	2,579	156,846
Glory Ltd.	5,791	141,539
GMO internet, Inc.	7,656	133,552
GMO Payment Gateway, Inc.(x)	2,746	170,145
Goldwin, Inc.	1,458	100,733
Gree, Inc.	16,216	76,499
GS Yuasa Corp.(x)	7,901	194,505
GungHo Online Entertainment, Inc.(x)	39,210	80,753
Gunma Bank Ltd. (The)	54,000	278,032
Gunze Ltd.	2,400	120,824
H2O Retailing Corp.	9,500	156,355
Hachijuni Bank Ltd. (The)(x)	43,000	197,175
Hakuhodo DY Holdings, Inc.	27,115	475,622
Hamamatsu Photonics KK	14,451	575,522
Hankyu Hanshin Holdings, Inc.	26,044	923,757
Hanwa Co. Ltd.	4,266	141,925
Haseko Corp.	25,130	326,234
Hazama Ando Corp.	16,538	126,196
Heiwa Corp.(x)	6,300	140,505
Heiwado Co. Ltd.	4,499	120,771
Hikari Tsushin, Inc.	2,400	474,424
Hino Motors Ltd.	32,439	355,167
Hirata Corp.(x)	966	69,547
Hirose Electric Co. Ltd.	3,906	426,972
Hiroshima Bank Ltd. (The)	36,500	247,038
HIS Co. Ltd.(x)	3,292	110,100
Hisamitsu Pharmaceutical Co., Inc.	7,000	536,613
Hitachi Capital Corp.(x)	5,540	154,322
Hitachi Chemical Co. Ltd.	10,500	213,752
Hitachi Construction Machinery Co. Ltd.	9,800	327,759
Hitachi High-Technologies Corp.	7,100	244,644
Hitachi Ltd.	93,217	3,166,851
Hitachi Metals Ltd.	26,990	334,227
Hitachi Transport System Ltd.	4,900	137,573
Hitachi Zosen Corp.(x)	19,500	81,522
Hokkaido Electric Power Co., Inc.	25,319	159,553
Hokuetsu Corp.	13,526	73,689
Hokuhoku Financial Group, Inc.	17,700	248,785
Hokuriku Electric Power Co.(x)*	21,919	224,360
Hokuto Corp.	3,600	61,500
Honda Motor Co. Ltd.	174,674	5,286,956
Horiba Ltd.	3,816	202,186
Hoshizaki Corp.	6,100	631,368
House Foods Group, Inc.	8,400	252,103
Hoya Corp.	40,171	2,386,501
Hulic Co. Ltd.	44,679	438,453
Hyakujushi Bank Ltd. (The)	2,900	85,504
Ibiden Co. Ltd.(x)	13,900	194,884
Ichibanya Co. Ltd.	1,268	50,443
Ichigo, Inc.	32,460	121,704
Icom, Inc.	2,600	56,430
Idemitsu Kosan Co. Ltd.	17,145	906,895
IDOM, Inc.	8,751	29,653
IHI Corp.	14,804	560,916
Iida Group Holdings Co. Ltd.	20,786	369,728
Inaba Denki Sangyo Co. Ltd.	3,031	133,917
Inabata & Co. Ltd.	8,308	127,742
Inageya Co. Ltd.	1,933	29,058
Infomart Corp.	16,904	220,189
Inpex Corp.	110,579	1,379,074
Internet Initiative Japan, Inc.	3,198	64,878
Iriso Electronics Co. Ltd.	1,764	92,532
Iseki & Co. Ltd.	4,100	75,562
Isetan Mitsukoshi Holdings Ltd.(x)	35,742	438,832
Isuzu Motors Ltd.	58,167	916,890
Ito En Ltd.	6,409	284,293
ITOCHU Corp.	139,255	2,549,291
Itochu Techno-Solutions Corp.	11,200	243,380
Itoham Yonekyu Holdings, Inc.(x)	12,482	86,128
Iwatani Corp.	5,397	192,139
Iyo Bank Ltd. (The)	24,000	149,974
Izumi Co. Ltd.	3,455	229,583
J Front Retailing Co. Ltd.	22,829	354,229
Japan Airlines Co. Ltd.	33,853	1,216,825
Japan Airport Terminal Co. Ltd.(x)	7,200	327,618
Japan Aviation Electronics Industry Ltd.	6,944	116,976
Japan Cash Machine Co. Ltd.	6,102	69,065
Japan Display, Inc.(x)*	45,302	49,839
Japan Exchange Group, Inc.	56,255	980,328
Japan Lifeline Co. Ltd.(x)	5,539	117,293
Japan Material Co. Ltd.	7,490	100,530
Japan Petroleum Exploration Co. Ltd.	3,195	73,281
Japan Post Bank Co. Ltd.(x)	55,127	651,607
Japan Post Holdings Co. Ltd. (ADR)	104,465	1,243,062
Japan Post Insurance Co. Ltd.	6,712	159,087
Japan Pulp & Paper Co. Ltd.	2,010	84,295
Japan Steel Works Ltd. (The)	6,516	158,627
Japan Tobacco, Inc.	111,750	2,917,184
JCR Pharmaceuticals Co. Ltd.	1,658	94,122
JFE Holdings, Inc.	53,377	1,224,730
JGC Corp.	18,595	426,497
JINS, Inc.	1,913	102,031
Joyful Honda Co. Ltd.	6,398	101,134
JSR Corp.	23,500	438,686
JTEKT Corp.	25,700	376,158
Juroku Bank Ltd. (The)	3,200	81,422
Justsystems Corp.	4,594	106,420
JVC Kenwood Corp.	19,300	54,187
JXTG Holdings, Inc.	303,807	2,294,997
kabu.com Securities Co. Ltd.	29,820	100,782
Kadokawa Dwango Corp.	6,440	70,453
Kagome Co. Ltd.	8,701	251,182
Kajima Corp.	50,000	726,545
Kakaku.com, Inc.	17,876	349,590
Kaken Pharmaceutical Co. Ltd.	4,500	239,218
Kamigumi Co. Ltd.	13,000	286,499
Kanagawa Chuo Kotsu Co. Ltd.	2,940	100,010
Kandenko Co. Ltd.	6,000	61,943
Kaneka Corp.	6,200	286,481
Kanematsu Corp.	8,108	122,027
Kanematsu Electronics Ltd.	3,625	123,630
Kansai Electric Power Co., Inc. (The)	77,702	1,171,480
Kansai Mirai Financial Group, Inc.*	10,139	94,947
Kansai Paint Co. Ltd.(x)	22,338	411,686
Kao Corp.	47,732	3,854,017
Kappa Create Co. Ltd.(x)	5,800	69,220
Katakura Industries Co. Ltd.	7,200	89,160
Kawasaki Heavy Industries Ltd.	17,700	499,283
Kawasaki Kisen Kaisha Ltd.(x)*	10,000	202,165
KDDI Corp.	165,685	4,577,409
Keihan Holdings Co. Ltd.	10,400	397,254
Keihin Corp.	5,700	117,893
Keikyu Corp.(x)	29,499	537,691
Keio Corp.	12,200	667,875
Keisei Electric Railway Co. Ltd.	13,333	469,389
Keiyo Bank Ltd. (The)	4,076	34,296
Kenedix, Inc.(x)	2,570	14,680
Kewpie Corp.	13,000	300,915
Key Coffee, Inc.	4,000	73,473
Keyence Corp.	9,527	5,532,402

See Notes to Portfolio of Investments.

4

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
KH Neochem Co. Ltd.	3,269	$127,313
Kikkoman Corp.	13,928	828,668
Kinden Corp.	15,000	240,143
Kinki Sharyo Co. Ltd. (The)*	1,340	30,428
Kintetsu Department Store Co. Ltd.*	2,816	97,774
Kintetsu Group Holdings Co. Ltd.	18,030	725,199
Kirin Holdings Co. Ltd.	87,548	2,243,023
Kissei Pharmaceutical Co. Ltd.	328	10,393
Kitz Corp.(x)	13,022	112,547
Kiyo Bank Ltd. (The)	12,600	201,942
Koa Corp.	5,800	100,104
Kobayashi Pharmaceutical Co. Ltd.	5,412	398,207
Kobe Steel Ltd.	45,200	401,795
Koito Manufacturing Co. Ltd.	13,000	853,547
Kokuyo Co. Ltd.	14,200	255,705
Komatsu Ltd.	93,726	2,850,881
Komori Corp.	7,900	98,454
Konami Holdings Corp.	9,200	360,324
Konica Minolta, Inc.	54,000	574,124
Konoike Transport Co. Ltd.	7,461	127,458
Kose Corp.	3,360	640,239
Kotobuki Spirits Co. Ltd.	1,339	63,049
K’s Holdings Corp.	17,800	215,411
Kubota Corp.	106,445	1,809,059
Kumagai Gumi Co. Ltd.	3,271	90,541
Kumiai Chemical Industry Co. Ltd.	9,350	70,606
Kurabo Industries Ltd.	3,910	106,164
Kuraray Co. Ltd.	36,000	541,172
Kureha Corp.	2,400	179,757
Kurita Water Industries Ltd.	12,196	355,296
Kusuri no Aoki Holdings Co. Ltd.	1,035	82,439
KYB Corp.	1,923	86,147
Kyocera Corp.	32,950	1,977,812
Kyoei Steel Ltd.	5,000	97,518
KYORIN Holdings, Inc.(x)	5,393	111,353
Kyoritsu Maintenance Co. Ltd.(x)	2,670	112,915
Kyowa Exeo Corp.	9,800	286,789
Kyowa Hakko Kirin Co. Ltd.	24,138	452,295
Kyudenko Corp.	3,588	142,421
Kyushu Electric Power Co., Inc.(x)	42,390	511,501
Kyushu Financial Group, Inc.	34,349	163,250
Kyushu Railway Co.	16,232	494,303
Lasertec Corp.	4,407	146,809
Lawson, Inc.	5,088	309,883
Leopalace21 Corp.	22,700	126,466
Life Corp.	3,100	79,396
LIFULL Co. Ltd.(x)*	13,216	73,280
LINE Corp.(x)*	5,727	241,943
Lintec Corp.	4,900	125,497
Lion Corp.	27,000	599,789
LIXIL Group Corp.	28,932	557,149
M3, Inc.	41,738	947,021
Mabuchi Motor Co. Ltd.	6,900	278,441
Maeda Corp.	15,009	198,147
Maeda Road Construction Co. Ltd.	10,000	203,397
Makino Milling Machine Co. Ltd.	2,475	105,665
Makita Corp.	25,314	1,267,705
Mandom Corp.	4,216	133,953
Mani, Inc.	2,490	121,410
Marubeni Corp.	165,297	1,513,016
Maruha Nichiro Corp.	5,013	184,866
Marui Group Co. Ltd.(x)	19,261	475,337
Maruichi Steel Tube Ltd.	7,800	254,348
Maruzen Showa Unyu Co. Ltd.	4,400	113,350
Marvelous, Inc.	7,616	62,405
Matsuda Sangyo Co. Ltd.	4,000	56,046
Matsui Securities Co. Ltd.(x)	8,604	90,417
Matsumotokiyoshi Holdings Co. Ltd.	7,600	311,706
Matsuya Co. Ltd.	7,173	81,629
Max Co. Ltd.	6,000	89,614
Maxell Holdings Ltd.	5,700	89,298
Mazda Motor Corp.	66,800	801,929
Mebuki Financial Group, Inc.	104,665	362,026
Medipal Holdings Corp.	23,000	479,960
Megmilk Snow Brand Co. Ltd.	4,964	127,530
Meidensha Corp.	4,400	72,030
Meiji Holdings Co. Ltd.	14,000	940,151
Meitec Corp.	2,601	125,220
Milbon Co. Ltd.	2,582	118,397
Minebea Mitsumi, Inc.	36,938	669,708
Miraca Holdings, Inc.(x)	6,996	181,950
Mirait Holdings Corp.(x)	5,285	91,076
MISUMI Group, Inc.	24,300	628,780
Mitsubishi Chemical Holdings Corp.	139,210	1,332,432
Mitsubishi Corp.	132,425	4,080,443
Mitsubishi Electric Corp.	197,304	2,702,902
Mitsubishi Estate Co. Ltd.	145,686	2,477,252
Mitsubishi Gas Chemical Co., Inc.	19,000	404,515
Mitsubishi Heavy Industries Ltd.(x)	34,400	1,328,224
Mitsubishi Logistics Corp.(x)	9,000	232,565
Mitsubishi Materials Corp.	14,300	427,288
Mitsubishi Motors Corp.	75,000	529,396
Mitsubishi Pencil Co. Ltd.	3,972	73,064
Mitsubishi Research Institute, Inc.	3,100	119,504
Mitsubishi Shokuhin Co. Ltd.	3,000	80,136
Mitsubishi Tanabe Pharma Corp.	23,507	393,094
Mitsubishi UFJ Financial Group, Inc.	1,307,587	8,160,623
Mitsubishi UFJ Lease & Finance Co. Ltd.	61,180	360,231
Mitsui & Co. Ltd.	155,471	2,764,735
Mitsui Chemicals, Inc.	19,000	475,084
Mitsui E&S Holdings Co. Ltd.	7,168	128,698
Mitsui Fudosan Co. Ltd.	95,602	2,262,575
Mitsui Home Co. Ltd.	13,400	114,753
Mitsui Mining & Smelting Co. Ltd.	5,900	170,841
Mitsui OSK Lines Ltd.	10,794	314,928
Miura Co. Ltd.	11,508	356,523
Mizuho Financial Group, Inc.	2,601,310	4,537,754
Mizuno Corp.	3,160	79,487
Mochida Pharmaceutical Co. Ltd.	1,378	113,883
Monex Group, Inc.(x)	19,408	93,265
MonotaRO Co. Ltd.(x)	11,998	338,440
Morinaga & Co. Ltd.	4,247	158,674
MOS Food Services, Inc.(x)	2,959	77,191
MS&AD Insurance Group Holdings, Inc.	49,091	1,639,247
Murata Manufacturing Co. Ltd.	20,101	3,089,808
Musashi Seimitsu Industry Co. Ltd.	6,200	101,114
Nabtesco Corp.	11,042	293,494
Nachi-Fujikoshi Corp.	2,183	107,402
Nagase & Co. Ltd.	11,432	200,830
Nagoya Railroad Co. Ltd.	16,800	416,082
Nankai Electric Railway Co. Ltd.(x)	9,800	246,251
Nanto Bank Ltd. (The)	2,146	54,434
NEC Corp.	25,860	714,666
NEC Networks & System Integration Corp.	5,358	124,212
NET One Systems Co. Ltd.	7,723	185,428
Nexon Co. Ltd.*	48,059	628,125
NGK Insulators Ltd.	29,000	478,314
NGK Spark Plug Co. Ltd.	17,024	495,946
NH Foods Ltd.	9,500	350,753
NHK Spring Co. Ltd.	25,000	259,857
Nichias Corp.	5,487	142,704
Nichiha Corp.	3,077	81,380
Nichi-iko Pharmaceutical Co. Ltd.	6,713	99,732
Nichirei Corp.	13,000	344,394
Nidec Corp.	22,907	3,295,326

See Notes to Portfolio of Investments.

5

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Nifco, Inc.	8,800	$236,613
Nihon Kohden Corp.	7,968	252,463
Nihon M&A Center, Inc.	15,948	478,637
Nihon Parkerizing Co. Ltd.	12,170	164,523
Nihon Unisys Ltd.	5,369	138,549
Nikkon Holdings Co. Ltd.	9,000	233,357
Nikon Corp.	35,600	668,949
Nintendo Co. Ltd.	11,953	4,361,656
Nippo Corp.	5,398	99,057
Nippon Carbon Co. Ltd.	2,250	155,848
Nippon Chemi-Con Corp.	3,503	98,042
Nippon Densetsu Kogyo Co. Ltd.	4,990	104,218
Nippon Electric Glass Co. Ltd.	10,800	339,817
Nippon Express Co. Ltd.	8,200	538,391
Nippon Flour Mills Co. Ltd.	7,000	123,403
Nippon Gas Co. Ltd.(x)	3,695	184,392
Nippon Kayaku Co. Ltd.(x)	15,000	178,358
Nippon Light Metal Holdings Co. Ltd.	52,529	117,430
Nippon Paint Holdings Co. Ltd.(x)	18,000	671,713
Nippon Paper Industries Co. Ltd.	9,600	176,673
Nippon Sheet Glass Co. Ltd.	13,390	145,779
Nippon Shinyaku Co. Ltd.	6,000	393,417
Nippon Shokubai Co. Ltd.(x)	4,000	310,861
Nippon Signal Co. Ltd.(x)	8,900	91,021
Nippon Steel & Sumikin Bussan Corp.	2,026	101,639
Nippon Steel & Sumitomo Metal Corp.	85,267	1,803,725
Nippon Suisan Kaisha Ltd.	32,900	214,276
Nippon Telegraph & Telephone Corp.	134,053	6,054,920
Nippon Television Holdings, Inc.	21,070	364,951
Nippon Thompson Co. Ltd.	11,000	73,095
Nippon Yusen KK	16,174	304,206
Nipro Corp.(x)	13,900	190,113
Nishimatsu Construction Co. Ltd.	5,822	147,369
Nishi-Nippon Financial Holdings, Inc.	14,600	168,847
Nishi-Nippon Railroad Co. Ltd.	5,600	151,558
Nishio Rent All Co. Ltd.	3,304	110,356
Nissan Chemical Corp.	11,674	616,476
Nissan Motor Co. Ltd.	234,045	2,190,696
Nissan Shatai Co. Ltd.	10,000	90,213
Nissha Co. Ltd.	4,478	87,377
Nisshin Oillio Group Ltd. (The)	2,383	69,946
Nisshin Seifun Group, Inc.	23,385	512,486
Nisshinbo Holdings, Inc.	17,990	214,227
Nissin Electric Co. Ltd.(x)	7,460	67,890
Nissin Foods Holdings Co. Ltd.	8,900	611,767
Nissin Kogyo Co. Ltd.	4,986	83,948
Nitori Holdings Co. Ltd.	7,982	1,144,752
Nitta Corp.	1,728	65,853
Nitto Boseki Co. Ltd.	4,062	94,990
Nitto Denko Corp.	15,239	1,142,187
Nitto Kogyo Corp.	5,056	93,493
Noevir Holdings Co. Ltd.	1,525	83,082
NOF Corp.	10,510	354,743
Nohmi Bosai Ltd.(x)	6,606	147,388
NOK Corp.	11,800	202,621
Nomura Co. Ltd.	5,619	116,020
Nomura Holdings, Inc.	329,385	1,573,290
Nomura Real Estate Holdings, Inc.	15,900	321,023
Nomura Research Institute Ltd.	13,392	676,554
Noritake Co. Ltd.	1,990	125,579
Noritz Corp.	4,795	76,048
NS Solutions Corp.	4,600	148,583
NS United Kaiun Kaisha Ltd.	2,870	66,130
NSK Ltd.	41,441	474,883
NTN Corp.(x)	53,000	216,907
NTT Data Corp.	64,130	887,841
NTT DOCOMO, Inc.	136,089	3,659,144
NTT Urban Development Corp.	15,400	176,472
Obara Group, Inc.	1,415	68,247
Obayashi Corp.	68,200	645,865
OBIC Business Consultants Co. Ltd.	1,350	120,481
Obic Co. Ltd.	6,315	597,485
Odakyu Electric Railway Co. Ltd.(x)	30,375	718,606
Ogaki Kyoritsu Bank Ltd. (The)	2,800	71,713
Oiles Corp.	4,560	98,207
Oita Bank Ltd. (The)	2,100	76,426
Oji Holdings Corp.	84,480	613,413
Okamoto Industries, Inc.	1,867	102,043
Okamura Corp.	7,341	98,207
Okasan Securities Group, Inc.	11,848	61,002
OKUMA Corp.(x)	2,354	130,732
Okumura Corp.	5,000	156,883
Olympus Corp.	30,055	1,173,155
Omron Corp.	21,577	911,544
Ono Pharmaceutical Co. Ltd.	45,845	1,297,234
Onward Holdings Co. Ltd.	15,000	100,466
Open House Co. Ltd.	2,323	114,494
Optorun Co. Ltd.	2,507	64,142
Oracle Corp. Japan	3,300	266,045
Orient Corp.(x)	62,637	92,065
Oriental Land Co. Ltd.	21,495	2,247,497
ORIX Corp.	127,699	2,070,248
Osaka Gas Co. Ltd.	38,946	759,588
Osaka Steel Co. Ltd.	5,300	102,669
OSG Corp.	9,700	220,858
Otsuka Corp.	11,600	432,882
Otsuka Holdings Co. Ltd.	36,735	1,851,622
Outsourcing, Inc.(x)	6,004	88,089
Pacific Metals Co. Ltd.(x)	3,016	112,284
PALTAC Corp.	2,773	151,561
Panasonic Corp.	217,471	2,533,206
Parco Co. Ltd.	8,506	95,077
Park24 Co. Ltd.	10,900	329,533
Penta-Ocean Construction Co. Ltd.	29,322	195,360
PeptiDream, Inc.*	8,788	350,375
Persol Holdings Co. Ltd.	18,066	423,745
Pigeon Corp.	12,261	690,639
Pilot Corp.	4,200	252,473
Plenus Co. Ltd.(x)	1,943	31,671
Pola Orbis Holdings, Inc.	8,224	300,384
Rakuten, Inc.	85,882	658,212
Recruit Holdings Co. Ltd.	141,244	4,713,935
Relo Group, Inc.(x)	8,730	256,629
Renesas Electronics Corp.*	19,969	124,784
Rengo Co. Ltd.	21,000	179,097
Resona Holdings, Inc.	216,321	1,215,259
Resorttrust, Inc.(x)	10,200	168,145
Ricoh Co. Ltd.(x)	58,363	626,675
Ricoh Leasing Co. Ltd.	2,500	82,402
Riken Corp.	1,600	89,139
Riken Vitamin Co. Ltd.	961	33,325
Rinnai Corp.	3,700	282,010
Riso Kagaku Corp.	3,360	81,146
Rohm Co. Ltd.	8,647	630,146
Rohto Pharmaceutical Co. Ltd.	10,582	371,609
Round One Corp.	6,290	83,317
Ryobi Ltd.	3,740	147,302
Ryohin Keikaku Co. Ltd.	2,738	814,508
Saizeriya Co. Ltd.(x)	3,745	73,206
Sakai Chemical Industry Co. Ltd.	2,820	69,569
Sakata Seed Corp.	2,341	84,269
San ju San Financial Group, Inc.	2,610	55,223
San-A Co. Ltd.	1,826	81,641
San-Ai Oil Co. Ltd.	4,848	59,437

See Notes to Portfolio of Investments.

6

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Sanden Holdings Corp.(x)*	3,640	$50,009
Sangetsu Corp.(x)	11,200	219,820
Sankyo Co. Ltd.	4,836	189,192
Sankyu, Inc.	4,962	278,627
Sanoh Industrial Co. Ltd.	7,800	54,783
Sanrio Co. Ltd.	6,400	129,724
Santen Pharmaceutical Co. Ltd.	37,822	599,520
Sanwa Holdings Corp.	21,000	250,070
Sanyo Chemical Industries Ltd.	1,880	95,804
Sapporo Holdings Ltd.	10,400	216,110
Sato Holdings Corp.	1,598	52,953
Sawai Pharmaceutical Co. Ltd.(x)	4,400	237,388
SBI Holdings, Inc.	22,295	692,672
SCREEN Holdings Co. Ltd.	3,799	222,015
SCSK Corp.	6,300	297,756
Secom Co. Ltd.	19,303	1,573,529
Sega Sammy Holdings, Inc.	20,371	300,312
Seibu Holdings, Inc.	28,367	510,067
Seikagaku Corp.	3,988	60,687
Seiko Epson Corp.	31,500	537,291
Seiko Holdings Corp.	4,175	117,585
Seino Holdings Co. Ltd.	16,000	241,788
Sekisui Chemical Co. Ltd.	44,430	819,620
Sekisui House Ltd.	72,000	1,097,870
Senko Group Holdings Co. Ltd.	13,947	116,123
Seven & i Holdings Co. Ltd.	80,136	3,568,810
Seven Bank Ltd.(x)	99,354	313,924
SG Holdings Co. Ltd.	17,281	452,786
Sharp Corp.(x)	17,930	364,376
Shikoku Chemicals Corp.	6,427	89,204
Shikoku Electric Power Co., Inc.	20,885	272,597
Shima Seiki Manufacturing Ltd.	2,819	124,550
Shimachu Co. Ltd.	6,100	197,034
Shimadzu Corp.	23,197	726,820
Shimamura Co. Ltd.	2,500	237,194
Shimano, Inc.	8,197	1,320,956
Shimizu Corp.	69,580	635,051
Shimojima Co. Ltd.	5,300	52,757
Shinagawa Refractories Co. Ltd.	2,170	97,022
Shin-Etsu Chemical Co. Ltd.	33,068	2,929,321
Shinko Electric Industries Co. Ltd.	8,500	71,519
Shinmaywa Industries Ltd.	10,523	142,628
Shinsei Bank Ltd.	15,507	253,446
Shionogi & Co. Ltd.	27,167	1,775,108
Ship Healthcare Holdings, Inc.	4,518	174,763
Shiseido Co. Ltd.	38,314	2,967,126
Shizuoka Bank Ltd. (The)	55,000	493,751
SHO-BOND Holdings Co. Ltd.(x)	2,306	186,112
Shochiku Co. Ltd.	1,900	232,107
Showa Denko KK	14,151	780,908
Showa Shell Sekiyu KK	19,100	404,627
Siix Corp.	5,830	101,494
Sintokogio Ltd.	7,500	75,845
SKY Perfect JSAT Holdings, Inc.	25,557	123,264
Skylark Holdings Co. Ltd.(x)	17,698	261,841
SMC Corp.	6,090	1,948,886
SMK Corp.	1,621	44,367
SMS Co. Ltd.	7,708	153,387
SoftBank Group Corp.	85,500	8,631,271
Sohgo Security Services Co. Ltd.	8,100	356,095
Sojitz Corp.	115,662	417,369
Sompo Holdings, Inc.	36,822	1,568,224
Sony Corp.	127,523	7,818,388
Sony Financial Holdings, Inc.	16,550	364,735
Sotetsu Holdings, Inc.	6,169	206,321
Square Enix Holdings Co. Ltd.	10,400	430,206
St Marc Holdings Co. Ltd.	2,948	68,809
Stanley Electric Co. Ltd.	16,900	577,860
Star Micronics Co. Ltd.	6,600	117,338
Subaru Corp.	61,255	1,876,143
Sugi Holdings Co. Ltd.	5,000	245,555
SUMCO Corp.	21,300	308,946
Sumitomo Bakelite Co. Ltd.	3,800	170,903
Sumitomo Chemical Co. Ltd.	158,000	924,749
Sumitomo Corp.	124,162	2,070,277
Sumitomo Dainippon Pharma Co. Ltd.(x)	15,798	362,762
Sumitomo Electric Industries Ltd.	73,897	1,158,990
Sumitomo Forestry Co. Ltd.(x)	17,200	298,979
Sumitomo Heavy Industries Ltd.	13,200	471,097
Sumitomo Metal Mining Co. Ltd.	24,941	874,976
Sumitomo Mitsui Construction Co. Ltd.	15,803	106,262
Sumitomo Mitsui Financial Group, Inc.	142,114	5,736,092
Sumitomo Mitsui Trust Holdings, Inc.	36,913	1,519,144
Sumitomo Osaka Cement Co. Ltd.(x)	4,400	182,397
Sumitomo Realty & Development Co. Ltd.	46,663	1,675,630
Sumitomo Riko Co. Ltd.	12,245	123,722
Sumitomo Rubber Industries Ltd.	23,600	354,145
Sumitomo Seika Chemicals Co. Ltd.	1,759	98,772
Sumitomo Warehouse Co. Ltd. (The)(x)	8,500	112,740
Sundrug Co. Ltd.	9,200	328,340
Suntory Beverage & Food Ltd.	14,752	624,513
Suruga Bank Ltd.(x)	20,000	99,982
Sushiro Global Holdings Ltd.(x)	3,262	193,217
Suzuken Co. Ltd.	8,676	411,579
Suzuki Motor Corp.	39,103	2,239,767
Sysmex Corp.	14,993	1,290,543
T Hasegawa Co. Ltd.	3,525	72,970
T RAD Co. Ltd.	1,720	47,231
T&D Holdings, Inc.	62,298	1,028,065
Tadano Ltd.	11,167	129,833
Taihei Dengyo Kaisha Ltd.	4,300	113,915
Taiheiyo Cement Corp.	12,822	402,310
Taisei Corp.	23,129	1,054,464
Taisho Pharmaceutical Holdings Co. Ltd.	4,317	527,752
Taiyo Holdings Co. Ltd.	2,648	102,196
Taiyo Nippon Sanso Corp.	18,000	269,319
Taiyo Yuden Co. Ltd.(x)	10,000	224,784
Takara Bio, Inc.	6,178	171,279
Takara Holdings, Inc.	18,000	264,566
Takara Standard Co. Ltd.	5,000	87,529
Takasago Thermal Engineering Co. Ltd.	6,413	116,046
Takashimaya Co. Ltd.	16,500	278,679
Takeda Pharmaceutical Co. Ltd.(x)	70,978	3,036,649
Takeuchi Manufacturing Co. Ltd.	4,365	117,750
Taki Chemical Co. Ltd.	99	4,400
Tamron Co. Ltd.	2,969	63,237
Tateru, Inc.(x)	6,663	43,278
TDK Corp.	10,682	1,164,848
TechnoPro Holdings, Inc.	3,425	212,518
Teijin Ltd.	19,600	375,888
Terumo Corp.	29,368	1,739,541
T-Gaia Corp.	4,174	108,887
THK Co. Ltd.	12,731	324,046
TIS, Inc.	6,287	314,295
TKC Corp.	132	5,524
Toagosei Co. Ltd.	17,000	196,154
Tobu Railway Co. Ltd.	21,356	631,545
TOC Co. Ltd.	5,823	41,307
Toda Corp.	32,000	230,945
Toei Co. Ltd.	540	64,969
Toho Bank Ltd. (The)	26,176	96,991

See Notes to Portfolio of Investments.

7

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Toho Co. Ltd./Tokyo	12,809	$401,902
Toho Gas Co. Ltd.	10,000	379,775
Toho Holdings Co. Ltd.(x)	9,200	244,130
Tohoku Electric Power Co., Inc.	46,701	633,805
Tokai Carbon Co. Ltd.(x)	15,000	294,534
TOKAI Holdings Corp.	10,524	105,592
Tokai Rika Co. Ltd.	5,427	114,635
Tokai Tokyo Financial Holdings, Inc.(x)	34,000	195,705
Token Corp.	853	55,931
Tokio Marine Holdings, Inc.	70,736	3,509,407
Tokuyama Corp.	7,400	201,250
Tokyo Broadcasting System Holdings, Inc.	11,930	248,218
Tokyo Century Corp.	4,800	298,257
Tokyo Dome Corp.	10,261	89,858
Tokyo Electric Power Co. Holdings, Inc.*	161,128	791,317
Tokyo Electron Ltd.	12,944	1,778,347
Tokyo Gas Co. Ltd.	41,258	1,014,020
Tokyo Kiraboshi Financial Group, Inc.	3,104	66,140
Tokyo Ohka Kogyo Co. Ltd.	5,100	151,267
Tokyo Seimitsu Co. Ltd.	5,489	142,612
Tokyo Steel Manufacturing Co. Ltd.	14,700	107,643
Tokyo Tatemono Co. Ltd.	27,500	335,460
Tokyotokeiba Co. Ltd.	2,059	79,283
Tokyu Construction Co. Ltd.	9,825	94,860
Tokyu Corp.	56,000	1,024,186
Tokyu Fudosan Holdings Corp.	57,534	401,047
Tomy Co. Ltd.	9,500	97,742
Topcon Corp.	10,341	188,763
Toppan Forms Co. Ltd.	7,000	67,277
Toppan Printing Co. Ltd.	31,500	505,963
Topre Corp.	2,571	65,033
Toray Industries, Inc.	149,915	1,126,144
Toshiba Plant Systems & Services Corp.	6,000	128,217
Toshiba TEC Corp.	3,400	99,049
Tosoh Corp.	31,500	485,170
Totetsu Kogyo Co. Ltd.	3,407	87,589
TOTO Ltd.	16,000	663,968
Toyo Engineering Corp.(x)	6,979	55,650
Toyo Ink SC Holdings Co. Ltd.	2,400	63,580
Toyo Seikan Group Holdings Ltd.	12,145	251,943
Toyo Suisan Kaisha Ltd.	12,000	465,235
Toyo Tire & Rubber Co. Ltd.	11,244	202,574
Toyobo Co. Ltd.(x)	12,100	205,323
Toyoda Gosei Co. Ltd.	9,300	229,594
Toyota Boshoku Corp.	5,878	109,727
Toyota Industries Corp.	16,529	977,600
Toyota Motor Corp.	231,420	14,451,020
Toyota Tsusho Corp.	21,814	823,641
TPR Co. Ltd.	4,102	108,489
Transcosmos, Inc.	4,218	106,731
Trend Micro, Inc.	10,700	688,409
Trusco Nakayama Corp.	4,185	115,841
TS Tech Co. Ltd.	5,200	179,405
TSI Holdings Co. Ltd.	12,000	87,449
Tsubakimoto Chain Co.	2,593	120,042
Tsumura & Co.	9,200	317,409
Tsuruha Holdings, Inc.	3,954	486,855
Tsutsumi Jewelry Co. Ltd.	5,505	106,301
TV Asahi Holdings Corp.	5,715	109,803
Tv Tokyo Holdings Corp.	4,700	116,445
UACJ Corp.(x)	3,496	83,723
Ube Industries Ltd.	10,241	278,513
Ulvac, Inc.	4,000	150,150
Unicharm Corp.	42,564	1,407,811
Unipres Corp.	4,100	79,712
United Arrows Ltd.	2,708	115,356
United Super Markets Holdings, Inc.	9,129	113,610
Unitika Ltd.*	7,780	49,575
Ushio, Inc.	11,665	159,955
USS Co. Ltd.	23,835	442,422
V Technology Co. Ltd.(x)	668	100,182
Valor Holdings Co. Ltd.	4,443	102,765
Wacoal Holdings Corp.(x)	5,909	169,542
Wacom Co. Ltd.	21,153	90,108
Wakita & Co. Ltd.	9,405	116,383
Welcia Holdings Co. Ltd.	6,180	350,283
West Japan Railway Co.	18,205	1,269,159
Wowow, Inc.	2,656	85,206
Xebio Holdings Co. Ltd.	5,148	75,077
Yahoo Japan Corp.	135,985	489,508
Yakult Honsha Co. Ltd.	12,369	1,013,513
Yamada Denki Co. Ltd.(x)	66,870	338,411
Yamagata Bank Ltd. (The)(x)	4,200	90,676
Yamaguchi Financial Group, Inc.	23,000	250,607
Yamaha Corp.	12,614	668,335
Yamaha Motor Co. Ltd.	28,700	804,519
Yamato Holdings Co. Ltd.	32,758	1,005,632
Yamato Kogyo Co. Ltd.	4,300	133,405
Yamazaki Baking Co. Ltd.	19,340	387,072
Yaoko Co. Ltd.	2,154	131,758
Yaskawa Electric Corp.	23,533	699,031
Yodogawa Steel Works Ltd.	4,000	98,926
Yokogawa Electric Corp.	23,500	497,012
Yokohama Rubber Co. Ltd. (The)	14,820	319,435
Yoshinoya Holdings Co. Ltd.	7,900	125,293
Zenkoku Hosho Co. Ltd.	5,062	202,489
Zenrin Co. Ltd.	3,409	105,612
Zensho Holdings Co. Ltd.(x)	9,793	193,240
Zeon Corp.	22,000	231,579
Zeria Pharmaceutical Co. Ltd.(x)	5,906	130,678
ZOZO, Inc.	20,007	605,739

		434,531,043

Jersey (0.1%)
Randgold Resources Ltd.	15,726	1,117,101

Mexico (0.0%)
Fresnillo plc	30,777	329,502

Netherlands (5.7%)
ASML Holding NV	105,115	19,636,843
ING Groep NV	948,027	12,310,304
Koninklijke Ahold Delhaize NV	303,752	6,965,257
Koninklijke Philips NV	231,550	10,547,982
Royal Dutch Shell plc, Class A	772,336	26,540,662
Royal Dutch Shell plc, Class B	629,273	22,055,028

		98,056,076

New Zealand (0.1%)
a2 Milk Co. Ltd.(x)*	101,326	750,014
Chorus Ltd.	28,622	91,654
Fisher & Paykel Healthcare Corp. Ltd.	21,955	218,691
Fletcher Building Ltd.(x)*	39,261	169,711
SKYCITY Entertainment Group Ltd.	40,610	108,320
Spark New Zealand Ltd.(x)	33,320	88,875
Trade Me Group Ltd.	33,990	117,443
Xero Ltd.(x)*	14,911	528,142

		2,072,850

Russia (0.0%)
Evraz plc	84,875	626,807

South Africa (0.2%)
Anglo American plc	165,724	3,721,760

Spain (3.9%)
Amadeus IT Group SA	106,908	9,932,525

See Notes to Portfolio of Investments.

8

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Banco Bilbao Vizcaya Argentaria SA	1,624,455	$10,354,543
Banco Santander SA	3,931,150	19,788,357
Iberdrola SA	1,425,041	10,486,499
Industria de Diseno Textil SA	270,762	8,208,154
Telefonica SA	1,136,156	8,993,855

		67,763,933

Switzerland (0.8%)
Coca-Cola HBC AG*	33,173	1,129,801
Ferguson plc	38,935	3,306,224
Glencore plc*	1,960,281	8,475,035

		12,911,060

United Arab Emirates (0.0%)
NMC Health plc	14,527	642,637

United Kingdom (19.8%)
3i Group plc	159,898	1,961,565
Admiral Group plc	34,155	925,967
Ashtead Group plc	82,016	2,605,144
Associated British Foods plc	58,399	1,743,085
AstraZeneca plc	212,777	16,537,399
Aviva plc	657,915	4,197,592
BAE Systems plc	535,812	4,398,380
Barclays plc	2,863,024	6,410,255
Barratt Developments plc	168,948	1,248,573
Berkeley Group Holdings plc	20,622	988,868
BP plc	3,279,134	25,186,818
British American Tobacco plc	383,171	17,901,892
British Land Co. plc (The) (REIT)	164,268	1,320,611
BT Group plc	1,400,372	4,112,277
Bunzl plc	56,397	1,773,744
Burberry Group plc	69,661	1,829,542
Centrica plc	939,290	1,896,395
Compass Group plc	265,575	5,905,327
Croda International plc	21,359	1,448,201
CYBG plc (CHDI)(x)	99,725	428,913
DCC plc	14,994	1,361,182
Diageo plc	405,455	14,369,100
Direct Line Insurance Group plc	230,515	973,168
DS Smith plc	213,317	1,329,853
easyJet plc	41,690	714,011
Experian plc	153,627	3,945,678
GlaxoSmithKline plc	818,140	16,387,877
GVC Holdings plc	96,484	1,155,080
Halma plc	63,728	1,200,261
Hargreaves Lansdown plc	44,180	1,287,007
HSBC Holdings plc	3,373,841	29,454,216
Imperial Brands plc	159,419	5,549,983
Informa plc	209,041	2,076,721
InterContinental Hotels Group plc	31,995	1,993,369
International Consolidated Airlines Group SA	269,449	2,318,621
Intertek Group plc	27,107	1,763,737
ITV plc	624,038	1,283,906
J Sainsbury plc	270,440	1,134,318
Janus Henderson Group plc (CHDI)	11,975	326,682
Johnson Matthey plc	31,917	1,481,814
Just Eat plc*	96,305	841,261
Kingfisher plc	360,122	1,211,008
Land Securities Group plc (REIT)	119,783	1,379,210
Legal & General Group plc	993,490	3,395,267
Lloyds Banking Group plc	12,054,554	9,312,446
London Stock Exchange Group plc	52,345	3,128,866
Marks & Spencer Group plc	272,204	1,024,635
Melrose Industries plc	807,687	2,104,426
Micro Focus International plc	72,121	1,343,766
Mondi plc	61,562	1,688,248
National Grid plc	570,214	5,881,819
Next plc	22,447	1,607,403
Ocado Group plc*	73,294	859,018
Pearson plc	130,868	1,518,103
Persimmon plc	52,090	1,605,696
Prudential plc	435,019	9,976,431
Reckitt Benckiser Group plc	105,079	9,609,111
RELX plc	320,966	6,760,489
Rentokil Initial plc	308,982	1,282,283
Rightmove plc	151,042	927,249
Rolls-Royce Holdings plc*	278,624	3,585,827
Royal Bank of Scotland Group plc	758,459	2,471,439
Royal Mail plc	153,492	954,493
RSA Insurance Group plc	172,036	1,289,332
Sage Group plc (The)	181,550	1,387,612
Schroders plc	18,827	759,485
Segro plc (REIT)	168,836	1,403,548
Severn Trent plc	39,824	959,753
Sky plc	173,457	3,908,990
Smith & Nephew plc	146,894	2,679,506
Smiths Group plc	66,571	1,297,625
SSE plc	170,482	2,546,483
St James’s Place plc	87,724	1,308,043
Standard Chartered plc	453,973	3,765,632
Standard Life Aberdeen plc	492,819	1,964,919
Taylor Wimpey plc	544,725	1,219,771
Tesco plc	1,622,339	5,070,707
Unilever NV (CVA)	368,663	20,530,755
Unilever plc	186,899	10,270,351
United Utilities Group plc	114,278	1,048,608
Vodafone Group plc	4,481,606	9,608,980
Whitbread plc	30,799	1,893,565
Wm Morrison Supermarkets plc	363,359	1,228,524
WPP plc	205,756	3,015,711

		342,553,526

United States (0.7%)
Carnival plc	28,241	1,753,596
News Corp. (CHDI), Class B	8,871	119,014
Reliance Worldwide Corp. Ltd.	98,553	368,306
ResMed, Inc. (CHDI)	70,844	812,696
Shire plc	150,492	9,069,054
Sims Metal Management Ltd.	22,520	205,924

		12,328,590

Total Common Stocks (98.5%) (Cost $1,440,339,639)		1,706,856,654

CLOSED END FUND:
United Kingdom (0.1%)
Scottish Mortgage Investment Trust plc (Cost $1,111,975)	241,977	1,707,221

	Number of Rights	Value (Note 1)
RIGHTS:
Australia (0.0%)
Harvey Norman Holdings Ltd., expiring 10/15/18* (Cost $—)	4,854	2,807

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Repurchase Agreements (1.3%)
Citigroup Global Markets, Inc., 2.44%, dated 9/28/18, due 10/5/18, repurchase price $4,702,230, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 1.625%-2.250%, maturing 11/30/19-11/15/27; total market value $4,955,144.(xx)	$4,700,000	4,700,000

See Notes to Portfolio of Investments.

9

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

	Principal Amount	Value (Note 1)
Deutsche Bank Securities, Inc., 2.26%, dated 9/28/18, due 10/1/18, repurchase price $976,784, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 5/15/19-8/15/47; total market value $996,133.(xx)	$976,601	$976,601
HSBC Securities, Inc., 2.18%, dated 9/25/18, due 10/2/18, repurchase price $5,001,211, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 2/15/33-2/15/43; total market value $5,101,854.(xx)	5,000,000	5,000,000
Natwest Markets Securities, Inc., 2.14%, dated 9/25/18, due 10/2/18, repurchase price $7,001,664, collateralized by various U.S. Government Treasury Securities, ranging from 1.375%-2.125%, maturing 10/31/20-11/15/26; total market value $7,142,547.(xx)	7,000,000	7,000,000
NBC Global Finance Ltd., 2.34%, dated 9/28/18, due 10/1/18, repurchase price $3,000,585, collateralized by various Common Stocks; total market value $3,337,965.(xx)	3,000,000	3,000,000
Societe Generale SA, 2.31%, dated 9/28/18, due 10/1/18, repurchase price $1,000,193, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.000%-4.250%, maturing 2/7/19-2/15/47; total market value $1,110,648.(xx)	1,000,000	1,000,000

Total Repurchase Agreements		21,676,601

Total Short-Term Investments (1.3%) (Cost $21,676,601)		21,676,601

Total Investments in Securities (99.9%) (Cost $1,463,128,215)		1,730,243,283
Other Assets Less Liabilities (0.1%)		2,049,700

Net Assets (100%)		$1,732,292,983

*	Non-income producing.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At September 30, 2018, the market value of these securities amounted to $383,169 or 0.0% of net assets.

(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.

(r)	Value determined using significant unobservable inputs.

(x)	All or a portion of security is on loan at September 30, 2018.

(xx)

At September 30, 2018, the Portfolio had loaned securities with a total value of $23,239,030. This was secured by cash collateral of $21,676,601 which was subsequently invested in joint repurchase agreements with a total value of $21,676,601, for which the Portfolio has a proportionate interest as reported in the Portfolio of Investments as Repurchase Agreements, and $2,876,686 collateralized by various U.S. Government Treasury Securities, ranging from 0.000% - 7.625%, maturing 10/11/18-8/15/48.

Glossary:

ADR — American Depositary Receipt

AUD — Australian Dollar

CHDI — Clearing House Electronic Subregister System (CHESS) Depository Interest

CVA — Dutch Certification

EUR — European Currency Unit

GBP — British Pound

JPY — Japanese Yen

REIT — Real Estate Investment Trust

Sector Weightings

As of September 30, 2018

	Market Value	% of Net Assets
Financials	$310,263,000	17.9%
Industrials	237,151,845	13.7
Consumer Discretionary	194,022,210	11.2
Consumer Staples	193,026,651	11.1
Health Care	163,484,479	9.4
Materials	154,779,476	8.9
Energy	143,090,489	8.3
Information Technology	121,543,675	7.0
Communication Services	103,753,065	6.0
Utilities	50,159,786	2.9
Real Estate	35,584,785	2.1
Repurchase Agreements	21,676,601	1.3
Closed End Fund	1,707,221	0.1
Cash and Other	2,049,700	0.1

		100.0%

See Notes to Portfolio of Investments.

10

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

Futures contracts outstanding as of September 30, 2018 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
EURO STOXX 50 Index	163	12/2018	EUR	6,409,936	82,320
FTSE 100 Index	42	12/2018	GBP	4,098,320	107,258
SPI 200 Index	21	12/2018	AUD	2,350,600	5,433
TOPIX Index	7	12/2018	JPY	1,119,741	17,944

					212,955

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2018:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)(a)	Total
Assets:
Closed End Fund	$—	$1,707,221	$—	$1,707,221
Common Stocks
Australia	—	179,326,314	160,660	179,486,974
Belgium	—	18,106,908	—	18,106,908
Chile	—	645,788	—	645,788
Finland	—	7,609,401	—	7,609,401
France	—	268,284,020	—	268,284,020
Germany	—	209,551,485	—	209,551,485
Ireland	—	14,963,980	—	14,963,980
Italy	—	31,553,213	—	31,553,213
Japan	—	434,531,043	—	434,531,043
Jersey	—	1,117,101	—	1,117,101
Mexico	—	329,502	—	329,502
Netherlands	—	98,056,076	—	98,056,076
New Zealand	—	2,072,850	—	2,072,850
Russia	—	626,807	—	626,807
South Africa	—	3,721,760	—	3,721,760
Spain	—	67,763,933	—	67,763,933
Switzerland	—	12,911,060	—	12,911,060
United Arab Emirates	—	642,637	—	642,637
United Kingdom	—	342,553,526	—	342,553,526
United States	—	12,328,590	—	12,328,590
Futures	212,955	—	—	212,955
Rights
Australia	—	2,807	—	2,807
Short-Term Investments
Repurchase Agreements	—	21,676,601	—	21,676,601

Total Assets	$212,955	$1,730,082,623	$160,660	$1,730,456,238

Total Liabilities	$—	$—	$—	$—

Total	$212,955	$1,730,082,623	$160,660	$1,730,456,238

(a)	A security with a market value of $160,660 transferred from Level 2 to Level 3 at the end of the period due to inactive trading.

There were no additional transfers between Levels 1, 2 or 3 during the nine months ended September 30, 2018.

See Notes to Portfolio of Investments.

11

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

As of September 30, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$436,505,309
Aggregate gross unrealized depreciation	(185,495,186)

Net unrealized appreciation	$251,010,123

Federal income tax cost of investments in securities and derivative instruments, if applicable	$1,479,446,115

See Notes to Portfolio of Investments.

12

EQ ADVISORS TRUST

EQ/INVESCO COMSTOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (3.0%)
Media (2.4%)
CBS Corp. (Non-Voting), Class B	33,409	$1,919,347
Charter Communications, Inc., Class A*	5,779	1,883,260
Comcast Corp., Class A	58,941	2,087,101

		5,889,708

Wireless Telecommunication Services (0.6%)
Vodafone Group plc	666,667	1,429,396

Total Communication Services		7,319,104

Consumer Discretionary (6.1%)
Automobiles (1.6%)
General Motors Co.	115,255	3,880,636

Hotels, Restaurants & Leisure (1.8%)
Carnival Corp.	69,749	4,447,894

Internet & Direct Marketing Retail (1.2%)
eBay, Inc.*	89,125	2,942,907

Specialty Retail (1.5%)
Advance Auto Parts, Inc.	17,690	2,977,758
Gap, Inc. (The)	30,044	866,769

		3,844,527

Total Consumer Discretionary		15,115,964

Consumer Staples (4.4%)
Food Products (2.3%)
Archer-Daniels-Midland Co.	40,873	2,054,686
Bunge Ltd.	14,223	977,262
Danone SA (London Stock Exchange)	12,151	938,812
Danone SA (Turquoise Stock Exchange)	23,392	1,811,524

		5,782,284

Household Products (2.1%)
Kimberly-Clark Corp.	29,430	3,344,425
Reckitt Benckiser Group plc	20,328	1,858,925

		5,203,350

Total Consumer Staples		10,985,634

Energy (18.3%)
Energy Equipment & Services (0.8%)
Halliburton Co.	45,282	1,835,280

Oil, Gas & Consumable Fuels (17.5%)
Anadarko Petroleum Corp.	22,043	1,485,919
BP plc (ADR)	102,998	4,748,208
Canadian Natural Resources Ltd.	74,045	2,419,153
Chevron Corp.	36,489	4,461,875
Devon Energy Corp.	101,579	4,057,065
Encana Corp.	62,447	818,680
Exxon Mobil Corp.	7,727	656,949
Hess Corp.	54,384	3,892,807
Marathon Oil Corp.	241,402	5,619,839
Noble Energy, Inc.	65,502	2,043,007
Occidental Petroleum Corp.	28,374	2,331,492
Royal Dutch Shell plc (ADR), Class A	78,382	5,340,949
Suncor Energy, Inc.	143,355	5,546,405

		43,422,348

Total Energy		45,257,628

Financials (29.7%)
Banks (19.0%)
Bank of America Corp.	372,394	10,970,727
Citigroup, Inc.	178,748	12,823,381
Citizens Financial Group, Inc.	74,819	2,885,769
Fifth Third Bancorp	129,331	3,610,922
JPMorgan Chase & Co.	78,070	8,809,419
KeyCorp	46,438	923,652
PNC Financial Services Group, Inc. (The)	25,471	3,468,895
Wells Fargo & Co.	67,088	3,526,145

		47,018,910

Capital Markets (5.0%)
Bank of New York Mellon Corp. (The)	61,623	3,142,157
Goldman Sachs Group, Inc. (The)	11,009	2,468,658
Morgan Stanley	89,993	4,190,974
State Street Corp.	30,138	2,524,962

		12,326,751

Consumer Finance (0.8%)
Ally Financial, Inc.	72,959	1,929,765

Insurance (4.9%)
Aflac, Inc.	29,460	1,386,682
Allstate Corp. (The)	24,790	2,446,773
American International Group, Inc.	90,223	4,803,473
MetLife, Inc.	77,257	3,609,447

		12,246,375

Total Financials		73,521,801

Health Care (14.6%)
Biotechnology (1.8%)
Biogen, Inc.*	5,783	2,043,192
Gilead Sciences, Inc.	21,706	1,675,920
Shire plc	11,444	689,646

		4,408,758

Health Care Equipment & Supplies (1.0%)
Medtronic plc	25,977	2,555,357

Health Care Providers & Services (3.9%)
Anthem, Inc.	15,228	4,173,234
Cardinal Health, Inc.	35,133	1,897,182
CVS Health Corp.	22,540	1,774,349
McKesson Corp.	13,379	1,774,724

		9,619,489

Pharmaceuticals (7.9%)
Allergan plc	21,456	4,086,939
Merck & Co., Inc.	39,188	2,779,997
Mylan NV*	63,638	2,329,151
Novartis AG (ADR)	23,690	2,041,130
Pfizer, Inc.	117,742	5,188,890
Sanofi (ADR)	72,258	3,227,765

		19,653,872

Total Health Care		36,237,476

Industrials (6.7%)
Aerospace & Defense (1.6%)
Arconic, Inc.	69,027	1,519,285
Textron, Inc.	32,958	2,355,508

		3,874,793

Building Products (1.6%)
Johnson Controls International plc	114,053	3,991,855

Electrical Equipment (2.0%)
Eaton Corp. plc	38,370	3,327,830
Emerson Electric Co.	19,969	1,529,226

		4,857,056

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

EQ/INVESCO COMSTOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Industrial Conglomerates (0.4%)
General Electric Co.	81,646	$921,783

Machinery (1.1%)
Caterpillar, Inc.	8,952	1,365,090
Ingersoll-Rand plc	14,649	1,498,593

		2,863,683

Total Industrials		16,509,170

Information Technology (8.7%)
Communications Equipment (2.6%)
Cisco Systems, Inc.	133,271	6,483,634

IT Services (0.8%)
Cognizant Technology Solutions Corp., Class A	27,045	2,086,522

Semiconductors & Semiconductor Equipment (3.4%)
Intel Corp.	82,241	3,889,177
QUALCOMM, Inc.	62,353	4,491,286

		8,380,463

Software (1.4%)
Microsoft Corp.	31,245	3,573,491

Technology Hardware, Storage & Peripherals (0.5%)
NetApp, Inc.	13,013	1,117,687

Total Information Technology		21,641,797

Materials (2.0%)
Chemicals (0.8%)
CF Industries Holdings, Inc.	38,391	2,090,006

Containers & Packaging (1.2%)
International Paper Co.	59,252	2,912,236

Total Materials		5,002,242

Total Common Stocks (93.5%) (Cost $168,031,802)		231,590,816

CLOSED END FUND:
Altaba, Inc.*	15,182	1,034,198

Total Closed End Fund (0.4%) (Cost $253,385)		1,034,198

SHORT-TERM INVESTMENT:
Investment Company (3.5%)
JPMorgan Prime Money Market Fund, IM Shares	8,643,047	8,645,640

Total Short-Term Investment (3.5%) (Cost $8,644,381)		8,645,640

Total Investments in Securities (97.4%) (Cost $176,929,568)		241,270,654
Other Assets Less Liabilities (2.6%)		6,437,839

Net Assets (100%)		$247,708,493

*	Non-income producing.

Glossary:

ADR — American Depositary Receipt

CAD — Canadian Dollar

CHF — Swiss Franc

EUR — European Currency Unit

GBP — British Pound

USD — United States Dollar

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

EQ/INVESCO COMSTOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

Forward foreign currency contracts outstanding as of September 30, 2018 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
USD	504,224	CHF	482,763	Goldman Sachs	10/26/2018	11,229
USD	511,196	CHF	489,424	JPMorgan Chase Bank	10/26/2018	11,398
USD	1,881,168	EUR	1,592,239	Barclays Bank plc	10/26/2018	28,933
USD	1,880,890	EUR	1,592,239	Goldman Sachs	10/26/2018	28,656
USD	1,880,739	EUR	1,592,242	JPMorgan Chase Bank	10/26/2018	28,501
USD	1,473,330	GBP	1,120,889	Barclays Bank plc	10/26/2018	10,768
USD	1,473,372	GBP	1,120,806	Goldman Sachs	10/26/2018	10,918
USD	1,473,419	GBP	1,120,806	JPMorgan Chase Bank	10/26/2018	10,965

Total unrealized appreciation						141,368

GBP	32,498	USD	42,610	Barclays Bank plc	10/26/2018	(206)
USD	1,334,256	CAD	1,724,565	Barclays Bank plc	10/26/2018	(1,642)
USD	1,334,203	CAD	1,724,565	JPMorgan Chase Bank	10/26/2018	(1,695)
USD	1,334,084	CAD	1,724,356	Royal Bank of Canada	10/26/2018	(1,653)

Total unrealized depreciation						(5,196)

Net unrealized appreciation						136,172

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2018:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Closed End Fund	$1,034,198	$—	$—	$1,034,198
Common Stocks
Communication Services	5,889,708	1,429,396	—	7,319,104
Consumer Discretionary	15,115,964	—	—	15,115,964
Consumer Staples	6,376,373	4,609,261	—	10,985,634
Energy	45,257,628	—	—	45,257,628
Financials	73,521,801	—	—	73,521,801
Health Care	35,547,830	689,646	—	36,237,476
Industrials	16,509,170	—	—	16,509,170
Information Technology	21,641,797	—	—	21,641,797
Materials	5,002,242	—	—	5,002,242
Forward Currency Contracts	—	141,368	—	141,368
Short-Term Investment
Investment Company	8,645,640	—	—	8,645,640

Total Assets	$234,542,351	$6,869,671	$—	$241,412,022

Liabilities:
Forward Currency Contracts	$—	$(5,196)	$—	$(5,196)

Total Liabilities	$—	$(5,196)	$—	$(5,196)

Total	$234,542,351	$6,864,475	$—	$241,406,826

There were no transfers between Levels 1, 2 or 3 during the nine months ended September 30, 2018.

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

EQ/INVESCO COMSTOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

As of September 30, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$68,376,236
Aggregate gross unrealized depreciation	(4,607,880)

Net unrealized appreciation	$63,768,356

Federal income tax cost of investments in securities and derivative instruments, if applicable	$177,638,470

See Notes to Portfolio of Investments.

4

EQ ADVISORS TRUST

EQ/JPMORGAN VALUE OPPORTUNITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (9.6%)
Diversified Telecommunication Services (1.4%)
AT&T, Inc.	287,000	$9,637,460

Entertainment (0.4%)
Walt Disney Co. (The)	26,600	3,110,604

Media (6.1%)
Altice USA, Inc., Class A	138,900	2,519,646
CBS Corp. (Non-Voting), Class B	96,000	5,515,200
Charter Communications, Inc., Class A*	36,800	11,992,384
Comcast Corp., Class A	568,000	20,112,880
DISH Network Corp., Class A*	55,500	1,984,680

		42,124,790

Wireless Telecommunication Services (1.7%)
T-Mobile USA, Inc.*	162,600	11,411,268

Total Communication Services		66,284,122

Consumer Discretionary (11.5%)
Auto Components (1.1%)
American Axle & Manufacturing Holdings, Inc.*	228,300	3,981,552
BorgWarner, Inc.	46,900	2,006,382
Magna International, Inc.	31,100	1,633,683

		7,621,617

Automobiles (2.6%)
General Motors Co.	538,830	18,142,406

Hotels, Restaurants & Leisure (0.8%)
Caesars Entertainment Corp.*	523,500	5,365,875

Household Durables (3.6%)
Lennar Corp., Class A	425,652	19,873,692
Mohawk Industries, Inc.*	13,900	2,437,365
Taylor Morrison Home Corp., Class A*	149,000	2,687,960

		24,999,017

Internet & Direct Marketing Retail (0.7%)
Expedia Group, Inc.	36,600	4,775,568

Multiline Retail (0.9%)
Dollar Tree, Inc.*	73,800	6,018,390

Specialty Retail (0.9%)
AutoZone, Inc.*	2,200	1,706,540
Lithia Motors, Inc., Class A	29,600	2,417,136
Penske Automotive Group, Inc.	38,700	1,833,993

		5,957,669

Textiles, Apparel & Luxury Goods (0.9%)
PVH Corp.	30,300	4,375,320
Tapestry, Inc.	29,700	1,493,019

		5,868,339

Total Consumer Discretionary		78,748,881

Consumer Staples (2.4%)
Food Products (1.2%)
General Mills, Inc.	55,100	2,364,892
Mondelez International, Inc., Class A	135,000	5,799,600

		8,164,492

Tobacco (1.2%)
Philip Morris International, Inc.	102,500	8,357,850

Total Consumer Staples		16,522,342

Energy (10.4%)
Oil, Gas & Consumable Fuels (10.4%)
Chevron Corp.	65,200	7,972,656
Concho Resources, Inc.*	44,500	6,797,375
Diamondback Energy, Inc.	89,500	12,099,505
EOG Resources, Inc.	50,900	6,493,313
Marathon Petroleum Corp.	95,800	7,661,126
Occidental Petroleum Corp.	188,600	15,497,262
Parsley Energy, Inc., Class A*	85,900	2,512,575
Pioneer Natural Resources Co.	73,300	12,768,127

Total Energy		71,801,939

Financials (26.5%)
Banks (13.9%)
Bank of America Corp.	887,500	26,145,750
Cathay General Bancorp	39,100	1,620,304
Citigroup, Inc.	255,755	18,347,864
Citizens Financial Group, Inc.	157,000	6,055,490
Comerica, Inc.	21,800	1,966,360
East West Bancorp, Inc.	62,000	3,742,940
Huntington Bancshares, Inc.	339,500	5,065,340
IBERIABANK Corp.	33,000	2,684,550
ING Groep NV (ADR)	299,100	3,879,327
KeyCorp	726,600	14,452,074
Signature Bank	12,100	1,389,564
Wells Fargo & Co.	197,223	10,366,041

		95,715,604

Capital Markets (3.4%)
Morgan Stanley	284,700	13,258,479
State Street Corp.	121,300	10,162,514

		23,420,993

Consumer Finance (0.4%)
Ally Financial, Inc.	70,000	1,851,500
Santander Consumer USA Holdings, Inc.	36,300	727,452

		2,578,952

Diversified Financial Services (2.1%)
Berkshire Hathaway, Inc., Class B*	67,000	14,345,370

Insurance (6.7%)
American International Group, Inc.	173,000	9,210,520
Athene Holding Ltd., Class A*	186,400	9,629,424
Brighthouse Financial, Inc.*	39,700	1,756,328
Hartford Financial Services Group, Inc. (The)	55,000	2,747,800
Lincoln National Corp.	188,600	12,760,676
Principal Financial Group, Inc.	74,600	4,370,814
Prudential Financial, Inc.	55,700	5,643,524

		46,119,086

Total Financials		182,180,005

Health Care (15.4%)
Biotechnology (0.8%)
Biogen, Inc.*	4,500	1,589,895
Gilead Sciences, Inc.	52,900	4,084,409

		5,674,304

Health Care Equipment & Supplies (1.4%)
Zimmer Biomet Holdings, Inc.	74,700	9,820,809

Health Care Providers & Services (8.1%)
AmerisourceBergen Corp.	106,100	9,784,542
Cigna Corp.	114,100	23,761,325
CVS Health Corp.	252,400	19,868,928
Universal Health Services, Inc., Class B	17,800	2,275,552

		55,690,347

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

EQ/JPMORGAN VALUE OPPORTUNITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Pharmaceuticals (5.1%)
Allergan plc	28,300	$5,390,584
Bristol-Myers Squibb Co.	33,900	2,104,512
Johnson & Johnson	30,400	4,200,368
Merck & Co., Inc.	123,500	8,761,090
Pfizer, Inc.	330,900	14,582,763

		35,039,317

Total Health Care		106,224,777

Industrials (10.6%)
Aerospace & Defense (0.8%)
General Dynamics Corp.	25,600	5,240,832

Airlines (2.8%)
American Airlines Group, Inc.	51,300	2,120,229
Delta Air Lines, Inc.	119,300	6,899,119
Southwest Airlines Co.	168,300	10,510,335

		19,529,683

Electrical Equipment (1.6%)
Eaton Corp. plc	126,000	10,927,980

Machinery (5.4%)
Caterpillar, Inc.	39,100	5,962,359
Deere & Co.	23,000	3,457,590
Ingersoll-Rand plc	99,000	10,127,700
PACCAR, Inc.	129,200	8,810,148
Stanley Black & Decker, Inc.	60,300	8,830,332

		37,188,129

Total Industrials		72,886,624

Information Technology (3.0%)
Semiconductors & Semiconductor Equipment (0.6%)
Analog Devices, Inc.	48,000	4,438,080

Software (2.1%)
Microsoft Corp.	50,100	5,729,937
Oracle Corp.	166,300	8,574,428

		14,304,365

Technology Hardware, Storage & Peripherals (0.3%)
Western Digital Corp.	32,400	1,896,696

Total Information Technology		20,639,141

Materials (7.6%)
Chemicals (5.5%)
Celanese Corp.	60,200	6,862,800
DowDuPont, Inc.	97,792	6,289,003
Eastman Chemical Co.	112,200	10,739,784
FMC Corp.	161,200	14,053,416

		37,945,003

Containers & Packaging (0.7%)
Crown Holdings, Inc.*	105,000	5,040,000

Metals & Mining (1.4%)
AK Steel Holding Corp.*	803,200	3,935,680
Freeport-McMoRan, Inc.	119,300	1,660,656
United States Steel Corp.	123,000	3,749,040

		9,345,376

Total Materials		52,330,379

Real Estate (1.2%)
Equity Real Estate Investment Trusts (REITs) (1.2%)
American Campus Communities, Inc. (REIT)	38,400	1,580,544
Brixmor Property Group, Inc. (REIT)	129,300	2,264,043
HCP, Inc. (REIT)	122,700	3,229,464
Vornado Realty Trust (REIT)	19,500	1,423,500

Total Real Estate		8,497,551

Utilities (0.4%)
Multi-Utilities (0.4%)
Sempra Energy	24,700	2,809,625

Total Utilities		2,809,625

Total Common Stocks (98.6%) (Cost $621,986,413)		678,925,386

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENT:
U.S. Government Agency Security (1.7%)
FFCB
6.43%, 10/1/18(o)(p)	$11,625,000	11,622,923

Total Short-Term Investment (1.7%) (Cost $11,625,000)		11,622,923

Total Investments in Securities (100.3%) (Cost $633,611,413)		690,548,309
Other Assets Less Liabilities (-0.3%)		(1,966,109)

Net Assets (100%)		$688,582,200

*	Non-income producing.

(o)	Discount Note Security. Effective rate calculated as of September 30, 2018.

(p)	Yield to maturity.

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

EQ/JPMORGAN VALUE OPPORTUNITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

Glossary:

ADR — American Depositary Receipt

FFCB — Federal Farm Credit Bank

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2018:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$66,284,122	$—	$—	$66,284,122
Consumer Discretionary	78,748,881	—	—	78,748,881
Consumer Staples	16,522,342	—	—	16,522,342
Energy	71,801,939	—	—	71,801,939
Financials	182,180,005	—	—	182,180,005
Health Care	106,224,777	—	—	106,224,777
Industrials	72,886,624	—	—	72,886,624
Information Technology	20,639,141	—	—	20,639,141
Materials	52,330,379	—	—	52,330,379
Real Estate	8,497,551	—	—	8,497,551
Utilities	2,809,625	—	—	2,809,625
Short-Term Investment
U.S. Government Agency Security	—	11,622,923	—	11,622,923

Total Assets	$678,925,386	$11,622,923	$—	$690,548,309

Total Liabilities	$—	$—	$—	$—

Total	$678,925,386	$11,622,923	$—	$690,548,309

There were no transfers between Levels 1, 2 or 3 during the nine months ended September 30, 2018.

As of September 30, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$76,363,932
Aggregate gross unrealized depreciation	(21,170,801)

Net unrealized appreciation	$55,193,131

Federal income tax cost of investments in securities and derivative instruments, if applicable	$635,355,178

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (10.8%)
Diversified Telecommunication Services (0.0%)
Zayo Group Holdings, Inc.*	21,941	$761,792

Entertainment (1.7%)
Activision Blizzard, Inc.	83,500	6,946,365
Electronic Arts, Inc.*	33,400	4,024,366
Lions Gate Entertainment Corp., Class A(x)	300	7,317
Lions Gate Entertainment Corp., Class B	741	17,265
Live Nation Entertainment, Inc.*	15,200	827,944
Madison Square Garden Co. (The), Class A*	266	83,875
Take-Two Interactive Software, Inc.*	7,400	1,021,126
Walt Disney Co. (The)	118,400	13,845,696

		26,773,954

Interactive Media & Services (8.4%)
Alphabet, Inc., Class A*	33,192	40,065,399
Alphabet, Inc., Class C*	33,779	40,314,224
Facebook, Inc., Class A*	263,798	43,384,219
IAC/InterActiveCorp*	8,300	1,798,776
Match Group, Inc.(x)*	5,700	330,087
Twitter, Inc.*	78,343	2,229,642
Zillow Group, Inc., Class A*	4,400	194,480
Zillow Group, Inc., Class C(x)*	9,100	402,675

		128,719,502

Media (0.6%)
AMC Networks, Inc., Class A(x)*	4,875	323,408
Cable One, Inc.	500	441,805
CBS Corp. (Non-Voting), Class B	36,500	2,096,925
Charter Communications, Inc., Class A*	13,966	4,551,239
Interpublic Group of Cos., Inc. (The)	4,300	98,341
Omnicom Group, Inc.	16,434	1,117,841
Sirius XM Holdings, Inc.(x)	142,400	899,968

		9,529,527

Wireless Telecommunication Services (0.1%)
T-Mobile USA, Inc.*	22,200	1,557,996

Total Communication Services		167,342,771

Consumer Discretionary (16.4%)
Auto Components (0.2%)
Aptiv plc	25,400	2,131,060
Gentex Corp.	20,572	441,475
Lear Corp.	800	116,000
Visteon Corp.*	2,000	185,800

		2,874,335

Automobiles (0.3%)
Tesla, Inc.(x)*	15,053	3,985,583
Thor Industries, Inc.	4,600	385,020

		4,370,603

Distributors (0.1%)
LKQ Corp.*	5,654	179,062
Pool Corp.	4,400	734,272

		913,334

Diversified Consumer Services (0.2%)
Bright Horizons Family Solutions, Inc.*	5,300	624,552
Grand Canyon Education, Inc.*	5,200	586,560
H&R Block, Inc.	4,100	105,575
Service Corp. International	9,200	406,640
ServiceMaster Global Holdings, Inc.*	15,015	931,380

		2,654,707

Hotels, Restaurants & Leisure (2.0%)
Chipotle Mexican Grill, Inc.*	2,773	1,260,384
Choice Hotels International, Inc.	3,823	318,456
Darden Restaurants, Inc.	6,900	767,211
Domino’s Pizza, Inc.	4,700	1,385,560
Dunkin’ Brands Group, Inc.(x)	9,080	669,378
Extended Stay America, Inc.	12,500	252,875
Hilton Grand Vacations, Inc.*	10,640	352,184
Hilton Worldwide Holdings, Inc.	30,911	2,496,991
International Game Technology plc	600	11,850
Las Vegas Sands Corp.	24,188	1,435,074
Marriott International, Inc., Class A	32,476	4,287,806
McDonald’s Corp.	16,913	2,829,376
MGM Resorts International	5,100	142,341
Six Flags Entertainment Corp.(x)	7,890	550,880
Starbucks Corp.	148,936	8,465,521
Vail Resorts, Inc.	4,500	1,234,890
Wendy’s Co. (The)	20,800	356,512
Wyndham Destinations, Inc.	10,800	468,288
Wyndham Hotels & Resorts, Inc.	10,800	600,156
Wynn Resorts Ltd.	11,400	1,448,484
Yum China Holdings, Inc.	3,364	118,110
Yum! Brands, Inc.	10,464	951,282

		30,403,609

Household Durables (0.2%)
DR Horton, Inc.	22,400	944,832
Lennar Corp., Class A	16,800	784,392
Lennar Corp., Class B	900	34,650
NVR, Inc.*	400	988,320
PulteGroup, Inc.	9,100	225,407
Tempur Sealy International, Inc.(x)*	5,100	269,790
Toll Brothers, Inc.	7,900	260,937

		3,508,328

Internet & Direct Marketing Retail (7.9%)
Amazon.com, Inc.*	45,099	90,333,297
Booking Holdings, Inc.*	5,369	10,652,096
eBay, Inc.*	22,500	742,950
Expedia Group, Inc.	13,335	1,739,951
GrubHub, Inc.*	10,000	1,386,200
Netflix, Inc.*	46,258	17,306,506
TripAdvisor, Inc.*	11,529	588,786
Wayfair, Inc., Class A*	6,200	915,554

		123,665,340

Leisure Products (0.1%)
Brunswick Corp.	900	60,318
Hasbro, Inc.	9,849	1,035,327
Mattel, Inc.(x)*	8,400	131,880
Polaris Industries, Inc.	6,600	666,270

		1,893,795

Multiline Retail (0.3%)
Dollar General Corp.	29,800	3,257,140
Dollar Tree, Inc.*	4,346	354,416
Nordstrom, Inc.	12,943	774,121

		4,385,677

Specialty Retail (3.9%)
Advance Auto Parts, Inc.	2,392	402,645
AutoZone, Inc.*	2,614	2,027,680
Best Buy Co., Inc.	6,800	539,648
Burlington Stores, Inc.*	7,400	1,205,608
CarMax, Inc.*	11,896	888,274
Floor & Decor Holdings, Inc., Class A*	4,200	126,714
Gap, Inc. (The)	1,500	43,275
Home Depot, Inc. (The)	127,882	26,490,757
L Brands, Inc.	4,788	145,076
Lowe’s Cos., Inc.	91,584	10,515,675
Michaels Cos., Inc. (The)*	1,888	30,642

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
O’Reilly Automotive, Inc.*	8,911	$3,094,969
Ross Stores, Inc.	41,024	4,065,478
Tiffany & Co.	2,400	309,528
TJX Cos., Inc. (The)	69,546	7,790,543
Tractor Supply Co.	13,500	1,226,880
Ulta Beauty, Inc.*	6,400	1,805,568
Urban Outfitters, Inc.*	8,100	331,290
Williams-Sonoma, Inc.(x)	2,079	136,632

		61,176,882

Textiles, Apparel & Luxury Goods (1.2%)
Carter’s, Inc.	5,100	502,860
Columbia Sportswear Co.	400	37,228
Hanesbrands, Inc.(x)	39,668	731,081
Lululemon Athletica, Inc.*	10,900	1,771,141
Michael Kors Holdings Ltd.*	8,500	582,760
NIKE, Inc., Class B	139,132	11,787,263
Skechers U.S.A., Inc., Class A*	6,900	192,717
Tapestry, Inc.	6,206	311,976
Under Armour, Inc., Class A(x)*	15,600	331,032
Under Armour, Inc., Class C*	15,937	310,134
VF Corp.	27,600	2,579,220

		19,137,412

Total Consumer Discretionary		254,984,022

Consumer Staples (5.4%)
Beverages (2.6%)
Brown-Forman Corp., Class A	5,600	284,480
Brown-Forman Corp., Class B	31,290	1,581,710
Coca-Cola Co. (The)	329,262	15,208,612
Constellation Brands, Inc., Class A	17,400	3,751,788
Keurig Dr Pepper, Inc.	19,800	458,766
Monster Beverage Corp.*	44,958	2,620,152
PepsiCo, Inc.	139,416	15,586,709

		39,492,217

Food & Staples Retailing (1.0%)
Costco Wholesale Corp.	48,466	11,383,694
Sprouts Farmers Market, Inc.*	14,355	393,471
Sysco Corp.	52,736	3,862,912
US Foods Holding Corp.*	1,400	43,148

		15,683,225

Food Products (0.2%)
Campbell Soup Co.(x)	13,495	494,322
General Mills, Inc.	3,340	143,353
Hershey Co. (The)	14,169	1,445,237
Kellogg Co.	13,728	961,235
McCormick & Co., Inc. (Non-Voting)	788	103,819
Post Holdings, Inc.*	4,200	411,768

		3,559,734

Household Products (0.6%)
Church & Dwight Co., Inc.	22,936	1,361,710
Clorox Co. (The)	12,474	1,876,214
Colgate-Palmolive Co.	17,568	1,176,178
Energizer Holdings, Inc.	3,700	217,005
Kimberly-Clark Corp.	33,625	3,821,145
Spectrum Brands Holdings, Inc.	2,046	152,877

		8,605,129

Personal Products (0.2%)
Estee Lauder Cos., Inc. (The), Class A	24,174	3,512,966
Herbalife Nutrition Ltd.*	2,284	124,592
Nu Skin Enterprises, Inc., Class A	1,800	148,356

		3,785,914

Tobacco (0.8%)
Altria Group, Inc.	209,978	12,663,773

Total Consumer Staples		83,789,992

Energy (0.9%)
Energy Equipment & Services (0.3%)
Halliburton Co.	96,700	3,919,251
RPC, Inc.(x)	2,300	35,604

		3,954,855

Oil, Gas & Consumable Fuels (0.6%)
Anadarko Petroleum Corp.	19,100	1,287,531
Antero Resources Corp.*	14,200	251,482
Apache Corp.	2,600	123,942
Cabot Oil & Gas Corp.	36,300	817,476
Cheniere Energy, Inc.*	16,000	1,111,840
Cimarex Energy Co.	1,300	120,822
Concho Resources, Inc.*	2,748	419,757
Continental Resources, Inc.*	4,590	313,405
Diamondback Energy, Inc.	2,800	378,532
EOG Resources, Inc.	7,200	918,504
Kosmos Energy Ltd.*	5,000	46,750
Newfield Exploration Co.*	8,000	230,640
ONEOK, Inc.	18,711	1,268,419
Parsley Energy, Inc., Class A*	19,800	579,150
Pioneer Natural Resources Co.	10,300	1,794,157

		9,662,407

Total Energy		13,617,262

Financials (4.1%)
Banks (0.2%)
Comerica, Inc.	1,100	99,220
East West Bancorp, Inc.	1,100	66,407
Pinnacle Financial Partners, Inc.	3,500	210,525
Signature Bank	3,700	424,908
SVB Financial Group*	4,500	1,398,735
Synovus Financial Corp.	1,000	45,790
Texas Capital Bancshares, Inc.*	3,500	289,275
Western Alliance Bancorp*	6,500	369,785

		2,904,645

Capital Markets (2.0%)
Ameriprise Financial, Inc.	2,600	383,916
Cboe Global Markets, Inc.	11,430	1,096,823
Charles Schwab Corp. (The)	133,200	6,546,779
CME Group, Inc.	3,400	578,714
E*TRADE Financial Corp.*	6,600	345,774
Eaton Vance Corp.	12,760	670,666
Evercore, Inc., Class A	4,400	442,420
FactSet Research Systems, Inc.	4,169	932,647
Interactive Brokers Group, Inc., Class A	7,000	387,170
Intercontinental Exchange, Inc.	32,675	2,447,031
Lazard Ltd., Class A	11,724	564,276
LPL Financial Holdings, Inc.	9,710	626,392
MarketAxess Holdings, Inc.	4,100	731,809
Moody’s Corp.	18,502	3,093,534
Morningstar, Inc.	2,035	256,207
MSCI, Inc.	9,791	1,737,021
Northern Trust Corp.	6,400	653,632
Raymond James Financial, Inc.	4,300	395,815
S&P Global, Inc.	27,882	5,447,864
SEI Investments Co.	14,675	896,643
State Street Corp.	2,600	217,828
T. Rowe Price Group, Inc.	24,336	2,657,004
TD Ameritrade Holding Corp.	31,200	1,648,296
Virtu Financial, Inc., Class A(x)	4,300	87,935

		32,846,196

Consumer Finance (0.6%)
American Express Co.	53,600	5,707,864
Capital One Financial Corp.	4,100	389,213
Credit Acceptance Corp.*	1,200	525,684
Discover Financial Services	17,600	1,345,520
OneMain Holdings, Inc.*	600	20,166

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Santander Consumer USA Holdings, Inc.	1,600	$32,064
Synchrony Financial	29,100	904,428

		8,924,939

Diversified Financial Services (0.4%)
Berkshire Hathaway, Inc., Class B*	27,100	5,802,381
Voya Financial, Inc.	1,300	64,571

		5,866,952

Insurance (0.9%)
Alleghany Corp.	200	130,506
American International Group, Inc.	14,300	761,332
Aon plc	27,000	4,152,060
Arch Capital Group Ltd.*	6,800	202,708
Axis Capital Holdings Ltd.	900	51,939
Brown & Brown, Inc.	1,400	41,398
Erie Indemnity Co., Class A	2,043	260,544
Everest Re Group Ltd.	1,800	411,246
Markel Corp.*	200	237,698
Marsh & McLennan Cos., Inc.	26,200	2,167,264
Progressive Corp. (The)	64,200	4,560,768
RenaissanceRe Holdings Ltd.	400	53,432
Travelers Cos., Inc. (The)	5,800	752,318

		13,783,213

Total Financials		64,325,945

Health Care (13.7%)
Biotechnology (4.9%)
AbbVie, Inc.	170,059	16,084,179
Agios Pharmaceuticals, Inc.*	5,200	401,024
Alexion Pharmaceuticals, Inc.*	19,690	2,737,107
Alkermes plc*	17,000	721,480
Alnylam Pharmaceuticals, Inc.*	8,700	761,424
Amgen, Inc.	69,100	14,323,738
Biogen, Inc.*	22,209	7,846,662
BioMarin Pharmaceutical, Inc.*	19,549	1,895,667
Bluebird Bio, Inc.*	4,100	598,600
Celgene Corp.*	80,194	7,176,561
Exact Sciences Corp.(x)*	13,200	1,041,744
Exelixis, Inc.*	32,400	574,128
Gilead Sciences, Inc.	106,880	8,252,205
Incyte Corp.*	19,400	1,340,152
Ionis Pharmaceuticals, Inc.*	13,800	711,804
Neurocrine Biosciences, Inc.*	9,900	1,217,205
Regeneron Pharmaceuticals, Inc.*	8,900	3,595,956
Sage Therapeutics, Inc.*	5,000	706,250
Sarepta Therapeutics, Inc.(x)*	6,800	1,098,268
Seattle Genetics, Inc.*	11,800	910,016
TESARO, Inc.(x)*	4,200	163,842
Vertex Pharmaceuticals, Inc.*	28,307	5,455,891

		77,613,903

Health Care Equipment & Supplies (2.6%)
ABIOMED, Inc.*	4,700	2,113,825
Align Technology, Inc.*	8,800	3,442,736
Baxter International, Inc.	6,156	474,566
Becton Dickinson and Co.	2,715	708,615
Boston Scientific Corp.*	117,500	4,523,750
Cantel Medical Corp.	4,000	368,240
Cooper Cos., Inc. (The)	900	249,435
DexCom, Inc.*	9,700	1,387,488
Edwards Lifesciences Corp.*	23,292	4,055,137
Hill-Rom Holdings, Inc.	4,700	443,680
ICU Medical, Inc.*	1,800	508,950
IDEXX Laboratories, Inc.*	9,494	2,370,272
Insulet Corp.(x)*	6,400	678,080
Integra LifeSciences Holdings Corp.*	6,200	408,394
Intuitive Surgical, Inc.*	12,463	7,153,762
Masimo Corp.*	5,000	622,700
Penumbra, Inc.*	3,400	508,980
ResMed, Inc.	15,532	1,791,461
Stryker Corp.	37,891	6,732,473
Teleflex, Inc.	1,000	266,090
Varian Medical Systems, Inc.*	10,090	1,129,374
West Pharmaceutical Services, Inc.	1,900	234,593

		40,172,601

Health Care Providers & Services (3.3%)
Aetna, Inc.	12,900	2,616,765
AmerisourceBergen Corp.	17,708	1,633,032
Centene Corp.*	19,870	2,876,779
Chemed Corp.	1,700	543,286
Cigna Corp.	10,400	2,165,800
DaVita, Inc.*	7,800	558,714
Encompass Health Corp.	10,800	841,860
Envision Healthcare Corp.*	2,569	117,480
Express Scripts Holding Co.*	5,039	478,755
HCA Healthcare, Inc.	21,900	3,046,728
Henry Schein, Inc.*	2,404	204,412
Humana, Inc.	14,500	4,908,540
Laboratory Corp. of America Holdings*	700	121,576
McKesson Corp.	2,771	367,573
Molina Healthcare, Inc.*	5,700	847,590
Premier, Inc., Class A*	1,803	82,541
UnitedHealth Group, Inc.	106,100	28,226,845
WellCare Health Plans, Inc.*	5,100	1,634,499

		51,272,775

Health Care Technology (0.2%)
athenahealth, Inc.*	4,400	587,840
Cerner Corp.*	15,640	1,007,372
Veeva Systems, Inc., Class A*	13,245	1,441,984

		3,037,196

Life Sciences Tools & Services (0.8%)
Bio-Techne Corp.	4,154	847,873
Bruker Corp.	4,400	147,180
Charles River Laboratories International, Inc.*	3,727	501,431
Illumina, Inc.*	16,291	5,979,774
Mettler-Toledo International, Inc.*	2,747	1,672,868
PRA Health Sciences, Inc.*	6,300	694,197
Thermo Fisher Scientific, Inc.	2,600	634,608
Waters Corp.*	8,042	1,565,617

		12,043,548

Pharmaceuticals (1.9%)
Bristol-Myers Squibb Co.	96,500	5,990,720
Catalent, Inc.*	3,600	163,980
Eli Lilly & Co.	65,800	7,060,998
Jazz Pharmaceuticals plc*	6,000	1,008,780
Johnson & Johnson	53,614	7,407,846
Merck & Co., Inc.	20,000	1,418,800
Nektar Therapeutics*	17,200	1,048,512
Zoetis, Inc.	53,650	4,912,194

		29,011,830

Total Health Care		213,151,853

Industrials (11.9%)
Aerospace & Defense (3.6%)
Boeing Co. (The)	60,929	22,659,496
BWX Technologies, Inc.	11,000	687,940
Curtiss-Wright Corp.	400	54,968
General Dynamics Corp.	12,900	2,640,888
Harris Corp.	13,100	2,216,651
HEICO Corp.	4,226	391,370
HEICO Corp., Class A	8,313	627,631
Hexcel Corp.	2,000	134,100
Huntington Ingalls Industries, Inc.	4,200	1,075,536
Lockheed Martin Corp.	25,131	8,694,321

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Northrop Grumman Corp.	18,000	$5,712,660
Raytheon Co.	31,900	6,592,454
Rockwell Collins, Inc.	2,412	338,814
Spirit AeroSystems Holdings, Inc., Class A	12,500	1,145,875
Textron, Inc.	4,700	335,909
TransDigm Group, Inc.*	5,353	1,992,922

		55,301,535

Air Freight & Logistics (1.3%)
CH Robinson Worldwide, Inc.	15,258	1,494,063
Expeditors International of Washington, Inc.	19,276	1,417,364
FedEx Corp.	27,500	6,621,725
United Parcel Service, Inc., Class B	76,559	8,938,264
XPO Logistics, Inc.*	13,200	1,507,044

		19,978,460

Airlines (0.2%)
Delta Air Lines, Inc.	17,900	1,035,157
Southwest Airlines Co.	41,845	2,613,220

		3,648,377

Building Products (0.3%)
Allegion plc	8,666	784,880
AO Smith Corp.	15,700	837,909
Armstrong World Industries, Inc.*	4,900	341,040
Fortune Brands Home & Security, Inc.	6,600	345,576
Lennox International, Inc.(x)	3,868	844,771
Masco Corp.	23,375	855,525

		4,009,701

Commercial Services & Supplies (0.5%)
Cintas Corp.	9,700	1,918,757
Copart, Inc.*	22,408	1,154,684
KAR Auction Services, Inc.	13,900	829,691
Republic Services, Inc.	1,500	108,990
Rollins, Inc.	10,700	649,383
Waste Management, Inc.	40,500	3,659,580

		8,321,085

Construction & Engineering (0.0%)
Quanta Services, Inc.*	4,800	160,224

Electrical Equipment (0.5%)
AMETEK, Inc.	4,823	381,596
Emerson Electric Co.	49,371	3,780,831
Hubbell, Inc.	4,100	547,637
Rockwell Automation, Inc.	13,912	2,608,778
Sensata Technologies Holding plc*	10,200	505,410

		7,824,252

Industrial Conglomerates (1.3%)
3M Co.	53,396	11,251,072
Honeywell International, Inc.	51,391	8,551,462
Roper Technologies, Inc.	2,073	614,043

		20,416,577

Machinery (2.2%)
Allison Transmission Holdings, Inc.	13,300	691,733
Caterpillar, Inc.	59,200	9,027,408
Cummins, Inc.	6,100	891,027
Deere & Co.	35,847	5,388,880
Donaldson Co., Inc.(x)	13,380	779,519
Fortive Corp.(x)	31,469	2,649,690
Gardner Denver Holdings, Inc.*	3,800	107,692
Graco, Inc.	18,248	845,612
IDEX Corp.	7,976	1,201,664
Illinois Tool Works, Inc.	37,400	5,277,888
Ingersoll-Rand plc	14,800	1,514,040
Lincoln Electric Holdings, Inc.(x)	6,900	644,736
Middleby Corp. (The)(x)*	3,500	452,725
Nordson Corp.	6,000	833,400
Parker-Hannifin Corp.	2,700	496,611
Toro Co. (The)	11,552	692,773
WABCO Holdings, Inc.*	5,947	701,389
Wabtec Corp.	3,434	360,158
Welbilt, Inc.*	14,400	300,672
Xylem, Inc.	11,100	886,557

		33,744,174

Professional Services (0.4%)
CoStar Group, Inc.*	4,000	1,683,360
Dun & Bradstreet Corp. (The)	1,740	247,967
Equifax, Inc.	3,600	470,052
Robert Half International, Inc.	13,305	936,406
TransUnion	20,332	1,496,029
Verisk Analytics, Inc.*	17,791	2,144,705

		6,978,519

Road & Rail (1.2%)
CSX Corp.	43,300	3,206,365
Genesee & Wyoming, Inc., Class A*	1,400	127,386
JB Hunt Transport Services, Inc.	9,670	1,150,150
Landstar System, Inc.	4,666	569,252
Old Dominion Freight Line, Inc.	7,300	1,177,198
Schneider National, Inc., Class B	800	19,984
Union Pacific Corp.	76,296	12,423,277

		18,673,612

Trading Companies & Distributors (0.4%)
Air Lease Corp.	800	36,704
Fastenal Co.	31,808	1,845,500
HD Supply Holdings, Inc.*	6,101	261,062
MSC Industrial Direct Co., Inc., Class A	2,177	191,815
United Rentals, Inc.*	9,200	1,505,120
Univar, Inc.*	1,900	58,254
Watsco, Inc.	2,800	498,680
WW Grainger, Inc.	5,046	1,803,491

		6,200,626

Total Industrials		185,257,142

Information Technology (32.4%)
Communications Equipment (0.4%)
Arista Networks, Inc.*	6,370	1,693,528
F5 Networks, Inc.*	6,740	1,344,091
Motorola Solutions, Inc.	2,000	260,280
Palo Alto Networks, Inc.*	9,866	2,222,415
Ubiquiti Networks, Inc.(x)	2,100	207,606

		5,727,920

Electronic Equipment, Instruments & Components (0.5%)
Amphenol Corp., Class A	32,664	3,071,069
CDW Corp.	16,374	1,455,976
Cognex Corp.	18,300	1,021,506
Coherent, Inc.*	2,000	344,380
FLIR Systems, Inc.	1,300	79,911
IPG Photonics Corp.*	4,000	624,280
Littelfuse, Inc.	2,200	435,358
National Instruments Corp.	9,870	477,017
Zebra Technologies Corp., Class A*	5,807	1,026,852

		8,536,349

IT Services (8.6%)
Accenture plc, Class A	71,300	12,135,260
Akamai Technologies, Inc.*	17,200	1,258,180
Alliance Data Systems Corp.	5,340	1,261,094
Automatic Data Processing, Inc.	48,900	7,367,274
Black Knight, Inc.*	15,700	815,615
Booz Allen Hamilton Holding Corp.	14,800	734,524
Broadridge Financial Solutions, Inc.	12,987	1,713,635
Cognizant Technology Solutions Corp., Class A	58,314	4,498,925
CoreLogic, Inc.*	5,600	276,696
EPAM Systems, Inc.*	5,600	771,120
Euronet Worldwide, Inc.*	2,700	270,594

See Notes to Portfolio of Investments.

4

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Fidelity National Information Services, Inc.	3,100	$338,117
First Data Corp., Class A*	60,229	1,473,804
Fiserv, Inc.*	45,316	3,733,132
FleetCor Technologies, Inc.*	9,924	2,261,084
Gartner, Inc.*	9,800	1,553,300
Genpact Ltd.	5,754	176,130
Global Payments, Inc.	17,612	2,243,769
GoDaddy, Inc., Class A*	17,700	1,476,003
International Business Machines Corp.	73,316	11,086,112
Jack Henry & Associates, Inc.	8,500	1,360,680
Mastercard, Inc., Class A	101,920	22,688,411
Okta, Inc.*	9,400	661,384
Paychex, Inc.	35,480	2,613,102
PayPal Holdings, Inc.*	131,776	11,575,204
Sabre Corp.	22,700	592,016
Square, Inc., Class A*	31,702	3,138,815
Switch, Inc., Class A(x)	3,899	42,109
Teradata Corp.*	9,600	362,016
Total System Services, Inc.	19,900	1,964,926
Twilio, Inc., Class A*	7,900	681,612
VeriSign, Inc.*	11,641	1,863,957
Visa, Inc., Class A	198,308	29,764,048
Western Union Co. (The)	14,055	267,888
WEX, Inc.*	4,600	923,496
Worldpay, Inc.*	2,851	288,721

		134,232,753

Semiconductors & Semiconductor Equipment (4.2%)
Advanced Micro Devices, Inc.*	100,600	3,107,534
Analog Devices, Inc.	6,411	592,761
Applied Materials, Inc.	116,400	4,498,860
Broadcom, Inc.	28,611	7,059,192
Cypress Semiconductor Corp.	27,300	395,577
KLA-Tencor Corp.	17,300	1,759,583
Lam Research Corp.	18,198	2,760,637
Marvell Technology Group Ltd.	16,335	315,266
Maxim Integrated Products, Inc.	30,778	1,735,571
Microchip Technology, Inc.(x)	25,426	2,006,366
Micron Technology, Inc.*	100,400	4,541,092
MKS Instruments, Inc.	5,900	472,885
Monolithic Power Systems, Inc.	4,500	564,885
NVIDIA Corp.	64,600	18,153,891
NXP Semiconductors NV*	2,000	171,000
ON Semiconductor Corp.*	46,900	864,367
Skyworks Solutions, Inc.	14,200	1,288,082
Teradyne, Inc.	3,300	122,034
Texas Instruments, Inc.	108,631	11,655,019
Universal Display Corp.(x)	4,700	554,130
Versum Materials, Inc.	11,950	430,320
Xilinx, Inc.	28,163	2,257,828

		65,306,880

Software (10.6%)
2U, Inc.*	5,900	443,621
Adobe Systems, Inc.*	54,534	14,721,453
ANSYS, Inc.*	9,212	1,719,696
Aspen Technology, Inc.*	7,500	854,325
Atlassian Corp. plc, Class A*	10,095	970,533
Autodesk, Inc.*	20,380	3,181,522
Cadence Design Systems, Inc.*	30,900	1,400,388
CDK Global, Inc.	14,533	909,184
Ceridian HCM Holding, Inc.(x)*	2,600	109,278
Citrix Systems, Inc.*	14,929	1,659,508
Dell Technologies, Inc., Class V*	1,547	150,245
DocuSign, Inc.(x)*	2,700	141,939
Fair Isaac Corp.*	3,300	754,215
FireEye, Inc.(x)*	13,800	234,600
Fortinet, Inc.*	15,400	1,420,958
Guidewire Software, Inc.*	8,800	888,888
Intuit, Inc.	27,029	6,146,395
LogMeIn, Inc.	3,700	329,670
Manhattan Associates, Inc.*	7,300	398,580
Microsoft Corp.#	796,149	91,055,562
Nutanix, Inc., Class A*	11,700	499,824
Oracle Corp.	30,832	1,589,698
Paycom Software, Inc.(x)*	5,500	854,755
Pegasystems, Inc.	4,100	256,660
Pluralsight, Inc., Class A*	2,161	69,152
Proofpoint, Inc.*	5,600	595,448
PTC, Inc.*	12,600	1,337,994
RealPage, Inc.*	7,700	507,430
Red Hat, Inc.*	19,651	2,678,038
RingCentral, Inc., Class A*	7,300	679,265
salesforce.com, Inc.*	78,284	12,449,505
ServiceNow, Inc.*	19,389	3,793,070
Splunk, Inc.*	16,000	1,934,560
SS&C Technologies Holdings, Inc.	21,200	1,204,796
Synopsys, Inc.*	1,500	147,915
Tableau Software, Inc., Class A*	7,500	838,050
Tyler Technologies, Inc.*	4,200	1,029,252
Ultimate Software Group, Inc. (The)*	3,300	1,063,227
VMware, Inc., Class A*	7,566	1,180,750
Workday, Inc., Class A*	16,060	2,344,439
Zendesk, Inc.*	11,300	802,300

		163,346,688

Technology Hardware, Storage & Peripherals (8.1%)
Apple, Inc.	542,505	122,465,079
NCR Corp.*	10,700	303,987
NetApp, Inc.	29,700	2,550,933
Pure Storage, Inc., Class A*	18,200	472,290

		125,792,289

Total Information Technology		502,942,879

Materials (1.6%)
Chemicals (1.0%)
Axalta Coating Systems Ltd.*	9,499	276,991
Celanese Corp.	9,492	1,082,088
Chemours Co. (The)	19,700	776,968
Ecolab, Inc.	12,741	1,997,534
FMC Corp.	5,958	519,418
International Flavors & Fragrances, Inc.	3,666	510,014
LyondellBasell Industries NV, Class A	17,000	1,742,670
NewMarket Corp.	900	364,959
Platform Specialty Products Corp.*	12,200	152,134
PPG Industries, Inc.	1,800	196,434
Praxair, Inc.	28,468	4,575,662
RPM International, Inc.	2,900	188,326
Scotts Miracle-Gro Co. (The)	2,093	164,782
Sherwin-Williams Co. (The)	9,271	4,220,252
Westlake Chemical Corp.	3,700	307,507
WR Grace & Co.	5,400	385,884

		17,461,623

Construction Materials (0.2%)
Eagle Materials, Inc.	4,600	392,104
Martin Marietta Materials, Inc.	6,436	1,171,030
Vulcan Materials Co.	13,700	1,523,440

		3,086,574

Containers & Packaging (0.3%)
Avery Dennison Corp.	9,700	1,050,995
Berry Global Group, Inc.*	7,300	353,247
Crown Holdings, Inc.(x)*	14,303	686,544
Graphic Packaging Holding Co.	5,800	81,258
International Paper Co.	5,100	250,665

See Notes to Portfolio of Investments.

5

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Packaging Corp. of America	10,300	$1,129,807
Sealed Air Corp.	9,700	389,455
Silgan Holdings, Inc.	2,800	77,840

		4,019,811

Metals & Mining (0.1%)
Royal Gold, Inc.	2,900	223,474
Southern Copper Corp.	9,029	389,511
Steel Dynamics, Inc.	3,800	171,722

		784,707

Total Materials		25,352,715

Real Estate (2.0%)
Equity Real Estate Investment Trusts (REITs) (1.9%)
Alexandria Real Estate Equities, Inc. (REIT)	900	113,211
American Tower Corp. (REIT)	48,620	7,064,486
Colony Capital, Inc. (REIT)	2,887	17,582
CoreSite Realty Corp. (REIT)	4,000	444,560
Crown Castle International Corp. (REIT)	34,617	3,853,911
Equinix, Inc. (REIT)	8,852	3,831,942
Equity LifeStyle Properties, Inc. (REIT)	9,300	896,985
Extra Space Storage, Inc. (REIT)	11,700	1,013,688
Gaming and Leisure Properties, Inc. (REIT)	8,000	282,000
Hudson Pacific Properties, Inc. (REIT)	2,000	65,440
Lamar Advertising Co. (REIT), Class A	8,300	645,740
Life Storage, Inc. (REIT)	300	28,548
Omega Healthcare Investors, Inc. (REIT)(x)	1,800	58,986
Public Storage (REIT)	16,462	3,319,233
SBA Communications Corp. (REIT)*	12,618	2,026,829
Simon Property Group, Inc. (REIT)	31,361	5,543,057
Taubman Centers, Inc. (REIT)	6,500	388,895

		29,595,093

Real Estate Management & Development (0.1%)
CBRE Group, Inc., Class A*	16,843	742,776
Howard Hughes Corp. (The)*	1,700	211,174

		953,950

Total Real Estate		30,549,043

Total Common Stocks (99.2%) (Cost $533,652,954)		1,541,313,624

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Repurchase Agreements (1.2%)
Citigroup Global Markets, Inc., 2.44%, dated 9/28/18, due 10/5/18, repurchase price $1,000,474, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 1.625%-2.250%, maturing 11/30/19-11/15/27; total market value $1,054,286.(xx)	$1,000,000	1,000,000
Deutsche Bank Securities, Inc., 2.26%, dated 9/28/18, due 10/1/18, repurchase price $4,483,390, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 5/15/19-8/15/47; total market value $4,572,196.(xx)	4,482,545	4,482,545
ING Bank NV, 2.42%, dated 9/28/18, due 10/1/18, repurchase price $300,061, collateralized by various Common Stocks; total market value $333,374.(xx)	300,000	300,000
Natwest Markets Securities, Inc., 2.19%, dated 9/28/18, due 10/5/18, repurchase price $2,000,852, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-3.375%, maturing 2/15/19-5/15/44; total market value $2,040,373.(xx)	2,000,000	2,000,000
Natwest Markets Securities, Inc., 2.25%, dated 9/28/18, due 10/1/18, repurchase price $1,000,188, collateralized by various U.S. Government Treasury Securities, ranging from 1.375%-2.875%, maturing 5/31/19-11/15/26; total market value $1,020,192.(xx)	1,000,000	1,000,000
NBC Global Finance Ltd., 2.34%, dated 9/28/18, due 10/1/18, repurchase price $2,200,429, collateralized by various Common Stocks; total market value $2,447,841.(xx)	2,200,000	2,200,000
Societe Generale SA, 2.34%, dated 9/28/18, due 10/5/18, repurchase price $3,001,365, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.000%-4.250%, maturing 2/7/19-2/15/47; total market value $3,331,945.(xx)	3,000,000	3,000,000
Societe Generale SA, 2.34%, dated 9/28/18, due 10/5/18, repurchase price $1,000,455, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.000%-4.250%, maturing 2/7/19-2/15/47; total market value $1,110,648.(xx)	1,000,000	1,000,000

See Notes to Portfolio of Investments.

6

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

	Principal Amount	Value (Note 1)
Societe Generale SA, 2.34%, dated 9/28/18, due 10/5/18, repurchase price $3,001,365, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.000%-4.250%, maturing 2/7/19-2/15/47; total market value $3,331,945.(xx)	$3,000,000	$3,000,000

Total Repurchase Agreements		17,982,545

Total Short-Term Investments (1.2%) (Cost $17,982,545)		17,982,545

Total Investments in Securities (100.4%) (Cost $551,635,499)		1,559,296,169
Other Assets Less Liabilities (-0.4%)		(6,056,416)

Net Assets (100%)		$1,553,239,753

*	Non-income producing.

#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $9,835,820.

(x)	All or a portion of security is on loan at September 30, 2018.

(xx)

At September 30, 2018, the Portfolio had loaned securities with a total value of $18,618,428. This was secured by cash collateral of $17,982,545 which was subsequently invested in joint repurchase agreements with a total value of $17,982,545, for which the Portfolio has a proportionate interest as reported in the Portfolio of Investments as Repurchase Agreements, and $1,596,118 collateralized by various U.S. Government Treasury Securities, ranging from 0.000% - 8.750%, maturing 10/4/18-11/15/47.

Glossary:

USD — United States Dollar

See Notes to Portfolio of Investments.

7

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

Futures contracts outstanding as of September 30, 2018 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index	80	12/2018	USD	11,676,000	71,826

					71,826

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2018:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$167,342,771	$—	$—	$167,342,771
Consumer Discretionary	254,984,022	—	—	254,984,022
Consumer Staples	83,789,992	—	—	83,789,992
Energy	13,617,262	—	—	13,617,262
Financials	64,325,945	—	—	64,325,945
Health Care	213,151,853	—	—	213,151,853
Industrials	185,257,142	—	—	185,257,142
Information Technology	502,942,879	—	—	502,942,879
Materials	25,352,715	—	—	25,352,715
Real Estate	30,549,043	—	—	30,549,043
Futures	71,826	—	—	71,826
Short-Term Investments
Repurchase Agreements	—	17,982,545	—	17,982,545

Total Assets	$1,541,385,450	$17,982,545	$—	$1,559,367,995

Total Liabilities	$—	$—	$—	$—

Total	$1,541,385,450	$17,982,545	$—	$1,559,367,995

There were no transfers between Levels 1, 2 or 3 during the nine months ended September 30, 2018.

As of September 30, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,013,439,007
Aggregate gross unrealized depreciation	(5,779,874)

Net unrealized appreciation	$1,007,659,133

Federal income tax cost of investments in securities and derivative instruments, if applicable	$551,708,862

See Notes to Portfolio of Investments.

8

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (6.7%)
Diversified Telecommunication Services (3.6%)
AT&T, Inc.	347,550	$11,670,728
CenturyLink, Inc.	45,679	968,395
Verizon Communications, Inc.	197,800	10,560,542

		23,199,665

Entertainment (1.2%)
Cinemark Holdings, Inc.	5,700	229,140
Liberty Media Corp.-Liberty Formula One, Class A*	1,300	46,254
Liberty Media Corp.-Liberty Formula One, Class C*	9,200	342,148
Lions Gate Entertainment Corp., Class A(x)	1,700	41,463
Lions Gate Entertainment Corp., Class B	3,800	88,540
Madison Square Garden Co. (The), Class A*	800	252,256
Take-Two Interactive Software, Inc.*	2,100	289,779
Twenty-First Century Fox, Inc., Class A	50,320	2,331,326
Twenty-First Century Fox, Inc., Class B	23,400	1,072,188
Viacom, Inc., Class A	100	3,655
Viacom, Inc., Class B	16,000	540,160
Walt Disney Co. (The)	20,400	2,385,576
Zynga, Inc., Class A*	36,500	146,365

		7,768,850

Interactive Media & Services (0.0%)
Zillow Group, Inc., Class A*	1,000	44,200
Zillow Group, Inc., Class C(x)*	2,000	88,500

		132,700

Media (1.8%)
Charter Communications, Inc., Class A*	2,500	814,700
Comcast Corp., Class A	218,800	7,747,708
Discovery, Inc., Class A(x)*	8,100	259,200
Discovery, Inc., Class C*	16,222	479,847
DISH Network Corp., Class A*	10,400	371,904
GCI Liberty, Inc., Class A*	4,600	234,600
Interpublic Group of Cos., Inc. (The)	16,200	370,494
John Wiley & Sons, Inc., Class A	2,500	151,500
Liberty Broadband Corp., Class A*	1,321	111,400
Liberty Broadband Corp., Class C*	4,847	408,602
Liberty Media Corp.-Liberty SiriusXM, Class A*	4,086	177,496
Liberty Media Corp.-Liberty SiriusXM, Class C*	7,872	342,038
News Corp., Class A	19,305	254,633
News Corp., Class B	6,800	92,480
Omnicom Group, Inc.	3,500	238,070
Tribune Media Co., Class A	3,700	142,191

		12,196,863

Wireless Telecommunication Services (0.1%)
Sprint Corp.*	33,511	219,162
Telephone & Data Systems, Inc.	5,246	159,636
T-Mobile USA, Inc.*	4,600	322,828
United States Cellular Corp.*	771	34,525

		736,151

Total Communication Services		44,034,229

Consumer Discretionary (5.2%)
Auto Components (0.2%)
Adient plc(x)	4,988	196,078
Aptiv plc	1,600	134,240
BorgWarner, Inc.	10,100	432,078
Gentex Corp.	4,200	90,132
Goodyear Tire & Rubber Co. (The)	12,600	294,714
Lear Corp.	2,840	411,800
Visteon Corp.*	400	37,160

		1,596,202

Automobiles (0.7%)
Ford Motor Co.	188,200	1,740,850
General Motors Co.	63,200	2,127,944
Harley-Davidson, Inc.	7,800	353,340
Thor Industries, Inc.	300	25,110

		4,247,244

Distributors (0.2%)
Genuine Parts Co.	6,800	675,920
LKQ Corp.*	11,500	364,205

		1,040,125

Diversified Consumer Services (0.1%)
Bright Horizons Family Solutions, Inc.*	300	35,352
Graham Holdings Co., Class B	224	129,763
H&R Block, Inc.	7,700	198,275
Service Corp. International	4,200	185,640

		549,030

Hotels, Restaurants & Leisure (1.9%)
Aramark	11,500	494,730
Caesars Entertainment Corp.(x)*	27,700	283,925
Carnival Corp.	19,488	1,242,750
Darden Restaurants, Inc.	2,800	311,332
Extended Stay America, Inc.	3,500	70,805
Hyatt Hotels Corp., Class A	2,425	193,006
International Game Technology plc	5,200	102,700
Las Vegas Sands Corp.	6,600	391,578
McDonald’s Corp.	30,000	5,018,700
MGM Resorts International	21,816	608,885
Norwegian Cruise Line Holdings Ltd.*	9,900	568,557
Royal Caribbean Cruises Ltd.	8,094	1,051,734
Yum China Holdings, Inc.	16,100	565,271
Yum! Brands, Inc.	10,900	990,919

		11,894,892

Household Durables (0.4%)
DR Horton, Inc.	6,627	279,527
Garmin Ltd.	5,485	384,224
Leggett & Platt, Inc.	6,100	267,119
Lennar Corp., Class A	6,082	283,968
Lennar Corp., Class B	903	34,766
Mohawk Industries, Inc.*	3,027	530,785
Newell Brands, Inc.	21,400	434,420
PulteGroup, Inc.	8,100	200,637
Toll Brothers, Inc.	3,875	127,991
Whirlpool Corp.	3,016	358,150

		2,901,587

Internet & Direct Marketing Retail (0.2%)
eBay, Inc.*	35,200	1,162,304
Qurate Retail, Inc., Class A*	20,489	455,061

		1,617,365

Leisure Products (0.1%)
Brunswick Corp.	3,600	241,272
Hasbro, Inc.	1,200	126,144
Mattel, Inc.(x)*	12,900	202,530

		569,946

Multiline Retail (0.6%)
Dollar Tree, Inc.*	9,300	758,415
Kohl’s Corp.	7,941	592,002
Macy’s, Inc.	14,490	503,238
Target Corp.	25,800	2,275,817

		4,129,472

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Specialty Retail (0.5%)
Advance Auto Parts, Inc.	2,300	$387,159
AutoNation, Inc.*	2,800	116,340
AutoZone, Inc.*	100	77,570
Best Buy Co., Inc.	8,600	682,496
CarMax, Inc.*	3,200	238,944
Dick’s Sporting Goods, Inc.	3,400	120,632
Foot Locker, Inc.	5,791	295,225
Gap, Inc. (The)	9,500	274,075
L Brands, Inc.	8,800	266,640
Michaels Cos., Inc. (The)*	3,700	60,051
Penske Automotive Group, Inc.	1,500	71,085
Tiffany & Co.	4,900	631,953
Williams-Sonoma, Inc.(x)	3,100	203,732

		3,425,902

Textiles, Apparel & Luxury Goods (0.3%)
Columbia Sportswear Co.	1,200	111,684
Michael Kors Holdings Ltd.*	3,000	205,680
PVH Corp.	3,600	519,840
Ralph Lauren Corp.	2,600	357,630
Skechers U.S.A., Inc., Class A*	4,000	111,720
Tapestry, Inc.	10,900	547,943
Under Armour, Inc., Class A(x)*	2,700	57,294
Under Armour, Inc., Class C*	2,700	52,542
VF Corp.	3,500	327,075

		2,291,408

Total Consumer Discretionary		34,263,173

Consumer Staples (7.1%)
Beverages (0.5%)
Coca-Cola Co. (The)	41,300	1,907,647
Molson Coors Brewing Co., Class B	8,249	507,314
PepsiCo, Inc.	7,600	849,680

		3,264,641

Food & Staples Retailing (1.7%)
Casey’s General Stores, Inc.	1,800	232,398
Kroger Co. (The)	38,000	1,106,180
US Foods Holding Corp.*	9,500	292,790
Walgreens Boots Alliance, Inc.	40,798	2,974,174
Walmart, Inc.	68,182	6,402,972

		11,008,514

Food Products (2.0%)
Archer-Daniels-Midland Co.	26,816	1,348,040
Bunge Ltd.	7,111	488,597
Campbell Soup Co.(x)	3,300	120,879
Conagra Brands, Inc.	17,935	609,252
Flowers Foods, Inc.	9,400	175,404
General Mills, Inc.	27,000	1,158,840
Hain Celestial Group, Inc. (The)*	5,400	146,448
Hershey Co. (The)	800	81,600
Hormel Foods Corp.(x)	12,800	504,320
Ingredion, Inc.	3,429	359,908
JM Smucker Co. (The)	5,219	535,522
Kellogg Co.	5,815	407,166
Kraft Heinz Co. (The)	29,000	1,598,189
Lamb Weston Holdings, Inc.	6,878	458,075
McCormick & Co., Inc. (Non-Voting)	5,400	711,450
Mondelez International, Inc., Class A	69,962	3,005,567
Pilgrim’s Pride Corp.*	1,900	34,371
Pinnacle Foods, Inc.	6,000	388,860
Post Holdings, Inc.*	1,200	117,648
Seaboard Corp.	14	51,941
TreeHouse Foods, Inc.*	2,400	114,840
Tyson Foods, Inc., Class A	13,924	828,896

		13,245,813

Household Products (1.9%)
Church & Dwight Co., Inc.	1,600	94,992
Clorox Co. (The)	804	120,930
Colgate-Palmolive Co.	33,500	2,242,825
Energizer Holdings, Inc.	1,000	58,650
Kimberly-Clark Corp.	2,105	239,212
Procter & Gamble Co. (The)	119,589	9,953,392
Spectrum Brands Holdings, Inc.	900	67,248

		12,777,249

Personal Products (0.1%)
Coty, Inc., Class A	24,046	302,018
Herbalife Nutrition Ltd.*	4,300	234,565
Nu Skin Enterprises, Inc., Class A	2,000	164,840

		701,423

Tobacco (0.9%)
Philip Morris International, Inc.	74,700	6,091,038

Total Consumer Staples		47,088,678

Energy (10.6%)
Energy Equipment & Services (1.0%)
Apergy Corp.*	3,661	159,473
Baker Hughes a GE Co.	19,749	668,109
Helmerich & Payne, Inc.	5,456	375,209
Nabors Industries Ltd.	16,153	99,502
National Oilwell Varco, Inc.	18,249	786,167
Patterson-UTI Energy, Inc.	9,757	166,942
RPC, Inc.(x)	200	3,096
Schlumberger Ltd.	66,666	4,061,293
Transocean Ltd.(x)*	19,000	265,050
Weatherford International plc(x)*	44,400	120,324

		6,705,165

Oil, Gas & Consumable Fuels (9.6%)
Anadarko Petroleum Corp.	16,386	1,104,580
Andeavor	6,752	1,036,432
Antero Resources Corp.*	6,200	109,802
Apache Corp.	17,058	813,155
Cabot Oil & Gas Corp.	5,100	114,852
Centennial Resource Development, Inc., Class A*	8,100	176,985
Cheniere Energy, Inc.*	3,000	208,470
Chesapeake Energy Corp.(x)*	44,997	202,037
Chevron Corp.	91,107	11,140,564
Cimarex Energy Co.	3,800	353,172
CNX Resources Corp.*	10,800	154,548
Concho Resources, Inc.*	8,220	1,255,605
ConocoPhillips	55,970	4,332,078
Continental Resources, Inc.*	2,000	136,560
Devon Energy Corp.	25,235	1,007,886
Diamondback Energy, Inc.	3,400	459,646
Energen Corp.*	3,740	322,276
EOG Resources, Inc.	24,400	3,112,708
EQT Corp.	12,633	558,758
Extraction Oil & Gas, Inc.*	6,400	72,256
Exxon Mobil Corp.	203,099	17,267,476
Hess Corp.	12,618	903,196
HollyFrontier Corp.	7,700	538,230
Kinder Morgan, Inc.	91,300	1,618,749
Kosmos Energy Ltd.*	8,800	82,280
Marathon Oil Corp.	40,648	946,285
Marathon Petroleum Corp.	21,448	1,715,197
Murphy Oil Corp.	7,887	262,953
Newfield Exploration Co.*	5,700	164,331
Noble Energy, Inc.	22,858	712,941
Occidental Petroleum Corp.	37,010	3,041,112
ONEOK, Inc.	11,500	779,585
Parsley Energy, Inc., Class A*	4,200	122,850

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
PBF Energy, Inc., Class A	5,900	$294,469
Phillips 66	20,235	2,280,889
Pioneer Natural Resources Co.	3,600	627,084
QEP Resources, Inc.*	11,454	129,659
Range Resources Corp.	11,387	193,465
SM Energy Co.	6,000	189,180
Targa Resources Corp.	10,100	568,731
Valero Energy Corp.	20,786	2,364,408
Whiting Petroleum Corp.*	4,800	254,592
Williams Cos., Inc. (The)	58,400	1,587,896
WPX Energy, Inc.*	19,901	400,408

		63,718,336

Total Energy		70,423,501

Financials (22.5%)
Banks (11.3%)
Associated Banc-Corp.	7,702	200,252
Bank of America Corp.	446,872	13,164,848
Bank of Hawaii Corp.	2,024	159,714
Bank OZK	5,600	212,576
BankUnited, Inc.	5,300	187,620
BB&T Corp.	37,533	1,821,852
BOK Financial Corp.	1,396	135,803
CIT Group, Inc.(x)	6,144	317,092
Citigroup, Inc.	120,842	8,669,205
Citizens Financial Group, Inc.	23,200	894,824
Comerica, Inc.	7,705	694,991
Commerce Bancshares, Inc.	4,365	288,177
Cullen/Frost Bankers, Inc.	2,847	297,341
East West Bancorp, Inc.	6,334	382,384
Fifth Third Bancorp	32,788	915,441
First Citizens BancShares, Inc., Class A	400	180,912
First Hawaiian, Inc.	5,100	138,516
First Horizon National Corp.	16,084	277,610
First Republic Bank	7,700	739,200
FNB Corp.	17,100	217,512
Huntington Bancshares, Inc.	52,725	786,657
JPMorgan Chase & Co.	160,504	18,111,270
KeyCorp	50,583	1,006,096
M&T Bank Corp.	6,959	1,145,034
PacWest Bancorp	6,000	285,900
People’s United Financial, Inc.	17,110	292,923
Pinnacle Financial Partners, Inc.	1,900	114,285
PNC Financial Services Group, Inc. (The)	22,389	3,049,158
Popular, Inc.	4,932	252,765
Prosperity Bancshares, Inc.	3,500	242,725
Regions Financial Corp.	53,768	986,643
Signature Bank	1,200	137,808
Sterling Bancorp	10,300	226,600
SunTrust Banks, Inc.	22,374	1,494,359
SVB Financial Group*	600	186,498
Synovus Financial Corp.	4,991	228,538
TCF Financial Corp.	7,349	174,980
Texas Capital Bancshares, Inc.*	700	57,855
Umpqua Holdings Corp.	10,100	210,080
US Bancorp	73,550	3,884,176
Webster Financial Corp.	4,400	259,424
Wells Fargo & Co.	208,334	10,950,035
Western Alliance Bancorp*	2,200	125,158
Wintrust Financial Corp.	2,600	220,844
Zions Bancorp	9,368	469,805

		74,795,486

Capital Markets (3.2%)
Affiliated Managers Group, Inc.	2,600	355,472
Ameriprise Financial, Inc.	5,810	857,905
Bank of New York Mellon Corp. (The)	45,099	2,299,598
BGC Partners, Inc., Class A	11,600	137,112
BlackRock, Inc.	5,864	2,763,879
Cboe Global Markets, Inc.	300	28,788
CME Group, Inc.	14,900	2,536,129
E*TRADE Financial Corp.*	9,722	509,336
Franklin Resources, Inc.	15,000	456,150
Goldman Sachs Group, Inc. (The)	16,927	3,795,709
Interactive Brokers Group, Inc., Class A	119	6,582
Intercontinental Exchange, Inc.	13,185	987,425
Invesco Ltd.	19,131	437,717
Jefferies Financial Services, Inc.	14,413	316,509
Lazard Ltd., Class A	600	28,878
Legg Mason, Inc.	3,526	110,117
Morgan Stanley	59,067	2,750,750
Nasdaq, Inc.	5,874	503,989
Northern Trust Corp.	7,081	723,183
Raymond James Financial, Inc.	4,392	404,284
State Street Corp.‡	16,328	1,367,960
T. Rowe Price Group, Inc.	700	76,426

		21,453,898

Consumer Finance (0.9%)
Ally Financial, Inc.	20,400	539,580
American Express Co.	10,800	1,150,092
Capital One Financial Corp.	21,530	2,043,843
Credit Acceptance Corp.*	100	43,807
Discover Financial Services	9,019	689,503
Navient Corp.	12,789	172,396
OneMain Holdings, Inc.*	2,900	97,469
Santander Consumer USA Holdings, Inc.	4,200	84,168
SLM Corp.*	20,889	232,912
Synchrony Financial	23,493	730,162

		5,783,932

Diversified Financial Services (2.7%)
AXA Equitable Holdings, Inc.	5,800	124,410
Berkshire Hathaway, Inc., Class B*	80,998	17,342,482
Voya Financial, Inc.	7,300	362,591

		17,829,483

Insurance (4.1%)
Aflac, Inc.	36,730	1,728,881
Alleghany Corp.	580	378,467
Allstate Corp. (The)	16,888	1,666,846
American Financial Group, Inc.	3,591	398,493
American International Group, Inc.	37,106	1,975,523
American National Insurance Co.	482	62,318
Arch Capital Group Ltd.*	15,103	450,220
Arthur J Gallagher & Co.	8,500	632,740
Aspen Insurance Holdings Ltd.	2,601	108,722
Assurant, Inc.	2,361	254,870
Assured Guaranty Ltd.	5,154	217,653
Athene Holding Ltd., Class A*	7,400	382,284
Axis Capital Holdings Ltd.	3,506	202,331
Brighthouse Financial, Inc.*	4,448	196,780
Brown & Brown, Inc.	9,970	294,813
Chubb Ltd.	22,386	2,991,664
Cincinnati Financial Corp.	7,356	565,014
CNA Financial Corp.	1,660	75,779
Erie Indemnity Co., Class A	400	51,012
Everest Re Group Ltd.	1,112	254,059
Fidelity National Financial, Inc.	12,338	485,500
First American Financial Corp.	5,200	268,268
Hanover Insurance Group, Inc. (The)	2,059	254,019
Hartford Financial Services Group, Inc. (The)	17,099	854,266

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Lincoln National Corp.	10,414	$704,611
Loews Corp.	13,485	677,352
Markel Corp.*	589	700,021
Marsh & McLennan Cos., Inc.	13,000	1,075,360
Mercury General Corp.	1,474	73,936
MetLife, Inc.	40,530	1,893,562
Old Republic International Corp.	13,084	292,820
Principal Financial Group, Inc.	13,584	795,887
Prudential Financial, Inc.	20,211	2,047,778
Reinsurance Group of America, Inc.	3,003	434,114
RenaissanceRe Holdings Ltd.	1,651	220,541
Torchmark Corp.	4,962	430,156
Travelers Cos., Inc. (The)	10,475	1,358,712
Unum Group	9,789	382,456
White Mountains Insurance Group Ltd.	135	126,342
Willis Towers Watson plc	6,400	902,016
WR Berkley Corp.	4,564	364,801

		27,230,987

Mortgage Real Estate Investment Trusts (REITs) (0.3%)
AGNC Investment Corp. (REIT)	19,800	368,874
Annaly Capital Management, Inc. (REIT)	60,995	623,978
Chimera Investment Corp. (REIT)	9,958	180,539
MFA Financial, Inc. (REIT)	22,100	162,435
New Residential Investment Corp. (REIT)	16,400	292,248
Starwood Property Trust, Inc. (REIT)	12,200	262,544
Two Harbors Investment Corp. (REIT)	11,800	176,174

		2,066,792

Thrifts & Mortgage Finance (0.0%)
New York Community Bancorp, Inc.	22,695	235,348
TFS Financial Corp.	1,543	23,160

		258,508

Total Financials		149,419,086

Health Care (14.9%)
Biotechnology (0.4%)
Agios Pharmaceuticals, Inc.*	200	15,424
Alexion Pharmaceuticals, Inc.*	1,700	236,317
Alnylam Pharmaceuticals, Inc.*	600	52,512
Amgen, Inc.	1,800	373,122
Biogen, Inc.*	400	141,324
Bluebird Bio, Inc.*	700	102,200
Gilead Sciences, Inc.	15,800	1,219,918
United Therapeutics Corp.*	2,200	281,336

		2,422,153

Health Care Equipment & Supplies (3.7%)
Abbott Laboratories	82,326	6,039,435
Baxter International, Inc.	21,323	1,643,790
Becton Dickinson and Co.	11,600	3,027,600
Boston Scientific Corp.*	15,000	577,500
Cooper Cos., Inc. (The)	1,926	533,791
Danaher Corp.	29,500	3,205,470
Dentsply Sirona, Inc.	10,600	400,044
Hill-Rom Holdings, Inc.	1,005	94,872
Hologic, Inc.*	12,800	524,544
Integra LifeSciences Holdings Corp.*	600	39,522
Medtronic plc	64,603	6,354,998
STERIS plc	3,700	423,280
Teleflex, Inc.	1,772	471,511
West Pharmaceutical Services, Inc.	2,600	321,022
Zimmer Biomet Holdings, Inc.	9,759	1,283,016

		24,940,395

Health Care Providers & Services (2.9%)
Acadia Healthcare Co., Inc.(x)*	4,200	147,840
Aetna, Inc.	9,797	1,987,321
Anthem, Inc.	12,326	3,377,940
Cardinal Health, Inc.	14,778	798,012
Centene Corp.*	1,064	154,046
Cigna Corp.	6,800	1,416,100
CVS Health Corp.	48,475	3,815,953
DaVita, Inc.*	3,000	214,890
Envision Healthcare Corp.*	4,367	199,703
Express Scripts Holding Co.*	24,800	2,356,248
HCA Healthcare, Inc.	3,700	514,744
Henry Schein, Inc.*	6,200	527,186
Humana, Inc.	332	112,389
Laboratory Corp. of America Holdings*	4,580	795,454
McKesson Corp.	8,400	1,114,260
MEDNAX, Inc.*	4,900	228,634
Molina Healthcare, Inc.*	300	44,610
Premier, Inc., Class A*	1,700	77,826
Quest Diagnostics, Inc.	6,510	702,494
Universal Health Services, Inc., Class B	4,000	511,360
WellCare Health Plans, Inc.*	200	64,098

		19,161,108

Health Care Technology (0.1%)
Cerner Corp.*	8,300	534,603

Life Sciences Tools & Services (1.2%)
Agilent Technologies, Inc.	15,400	1,086,316
Bio-Rad Laboratories, Inc., Class A*	1,010	316,120
Bruker Corp.	3,500	117,075
Charles River Laboratories International, Inc.*	500	67,270
IQVIA Holdings, Inc.*	7,400	960,076
PerkinElmer, Inc.	5,115	497,536
QIAGEN NV*	10,411	394,369
Thermo Fisher Scientific, Inc.	17,995	4,392,219
Waters Corp.*	200	38,936

		7,869,917

Pharmaceuticals (6.6%)
Allergan plc	16,100	3,066,728
Bristol-Myers Squibb Co.	36,900	2,290,752
Catalent, Inc.*	4,600	209,530
Eli Lilly & Co.	17,800	1,910,118
Jazz Pharmaceuticals plc*	200	33,626
Johnson & Johnson	105,502	14,577,211
Merck & Co., Inc.	119,172	8,454,062
Mylan NV*	24,600	900,360
Perrigo Co. plc	6,100	431,880
Pfizer, Inc.	277,500	12,229,425

		44,103,692

Total Health Care		99,031,868

Industrials (8.0%)
Aerospace & Defense (1.7%)
Arconic, Inc.	20,093	442,247
Curtiss-Wright Corp.	1,900	261,098
General Dynamics Corp.	6,803	1,392,710
Hexcel Corp.	3,200	214,560
Huntington Ingalls Industries, Inc.	400	102,432
L3 Technologies, Inc.	3,580	761,180
Lockheed Martin Corp.	1,000	345,960
Rockwell Collins, Inc.	6,800	955,196
Teledyne Technologies, Inc.*	1,600	394,688
Textron, Inc.	10,139	724,634

See Notes to Portfolio of Investments.

4

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
United Technologies Corp.	35,800	$5,005,199

		10,599,904

Airlines (0.7%)
Alaska Air Group, Inc.	5,600	385,616
American Airlines Group, Inc.	20,000	826,600
Copa Holdings SA, Class A	1,500	119,760
Delta Air Lines, Inc.	23,300	1,347,439
JetBlue Airways Corp.*	16,400	317,504
Southwest Airlines Co.	7,200	449,640
United Continental Holdings, Inc.*	11,900	1,059,814

		4,506,373

Building Products (0.4%)
Allegion plc	600	54,342
Fortune Brands Home & Security, Inc.	3,900	204,204
Johnson Controls International plc	44,484	1,556,940
Lennox International, Inc.(x)	200	43,680
Masco Corp.	4,700	172,020
Owens Corning	5,168	280,467
USG Corp.*	3,900	168,909

		2,480,562

Commercial Services & Supplies (0.2%)
ADT, Inc.	3,600	33,804
Clean Harbors, Inc.*	2,300	164,634
KAR Auction Services, Inc.	200	11,938
Republic Services, Inc.	9,732	707,127
Stericycle, Inc.*	4,400	258,192
Waste Management, Inc.	3,049	275,508

		1,451,203

Construction & Engineering (0.2%)
AECOM*	7,694	251,286
Fluor Corp.	7,000	406,700
Jacobs Engineering Group, Inc.	6,078	464,967
Quanta Services, Inc.*	5,064	169,036
Valmont Industries, Inc.	1,200	166,200

		1,458,189

Electrical Equipment (0.6%)
Acuity Brands, Inc.	1,900	298,680
AMETEK, Inc.	8,800	696,256
Eaton Corp. plc	21,074	1,827,748
Emerson Electric Co.	8,600	658,588
GrafTech International Ltd.	1,200	23,412
Hubbell, Inc.	890	118,877
nVent Electric plc	8,536	231,838
Regal Beloit Corp.	2,352	193,922
Sensata Technologies Holding plc*	3,700	183,335

		4,232,656

Industrial Conglomerates (1.4%)
3M Co.	4,600	969,266
Carlisle Cos., Inc.	2,629	320,212
General Electric Co.	414,718	4,682,167
Honeywell International, Inc.	13,600	2,263,040
Roper Technologies, Inc.	4,000	1,184,840

		9,419,525

Machinery (1.4%)
AGCO Corp.	3,321	201,884
Altra Industrial Motion Corp.	61	2,519
Caterpillar, Inc.	2,200	335,478
Colfax Corp.*	4,700	169,482
Crane Co.	2,441	240,072
Cummins, Inc.	4,600	671,922
Donaldson Co., Inc.(x)	400	23,304
Dover Corp.	7,323	648,305
Flowserve Corp.	6,300	344,547
Fortive Corp.(x)	1,172	98,682
Gardner Denver Holdings, Inc.*	3,000	85,020
Gates Industrial Corp. plc(x)*	1,300	25,350
IDEX Corp.	260	39,172
Ingersoll-Rand plc	5,331	545,361
ITT, Inc.	4,400	269,544
Middleby Corp. (The)(x)*	1,000	129,350
Nordson Corp.	100	13,890
Oshkosh Corp.	3,500	249,340
PACCAR, Inc.	16,400	1,118,317
Parker-Hannifin Corp.	5,166	950,182
Pentair plc	7,736	335,356
Snap-on, Inc.	2,600	477,360
Stanley Black & Decker, Inc.	7,368	1,078,970
Terex Corp.	3,868	154,372
Timken Co. (The)	2,966	147,855
Trinity Industries, Inc.	7,406	271,356
Wabtec Corp.	2,300	241,224
Xylem, Inc.	3,613	288,570

		9,156,784

Marine (0.0%)
Kirby Corp.*	2,600	213,850

Professional Services (0.4%)
Dun & Bradstreet Corp. (The)	900	128,259
Equifax, Inc.	4,100	535,337
IHS Markit Ltd.*	18,600	1,003,656
ManpowerGroup, Inc.	2,967	255,043
Nielsen Holdings plc	16,830	465,518

		2,387,813

Road & Rail (0.9%)
AMERCO	300	106,995
CSX Corp.	21,300	1,577,265
Genesee & Wyoming, Inc., Class A*	2,100	191,079
Kansas City Southern	4,800	543,744
Knight-Swift Transportation Holdings, Inc.	5,900	203,432
Norfolk Southern Corp.	13,601	2,454,980
Ryder System, Inc.	2,609	190,640
Schneider National, Inc., Class B	1,500	37,470
Union Pacific Corp.	2,900	472,207

		5,777,812

Trading Companies & Distributors (0.1%)
Air Lease Corp.	4,800	220,224
HD Supply Holdings, Inc.*	6,000	256,740
MSC Industrial Direct Co., Inc., Class A	1,000	88,110
Univar, Inc.*	4,300	131,838
Watsco, Inc.	200	35,620
WESCO International, Inc.*	2,292	140,843

		873,375

Transportation Infrastructure (0.0%)
Macquarie Infrastructure Corp.	4,300	198,359

Total Industrials		52,756,405

Information Technology (9.7%)
Communications Equipment (2.0%)
ARRIS International plc*	8,400	218,316
Cisco Systems, Inc.	226,000	10,994,900
CommScope Holding Co., Inc.*	8,800	270,688
EchoStar Corp., Class A*	2,359	109,387
Juniper Networks, Inc.	16,300	488,511
Motorola Solutions, Inc.	6,900	897,966

		12,979,768

Electronic Equipment, Instruments & Components (0.6%)
Arrow Electronics, Inc.*	4,495	331,371
Avnet, Inc.	5,658	253,309
Coherent, Inc.*	300	51,657
Corning, Inc.	39,167	1,382,596

See Notes to Portfolio of Investments.

5

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Dolby Laboratories, Inc., Class A	3,100	$216,907
FLIR Systems, Inc.	5,700	350,379
Jabil, Inc.	8,918	241,499
Keysight Technologies, Inc.*	8,800	583,264
Littelfuse, Inc.	100	19,789
National Instruments Corp.	1,200	57,996
Trimble, Inc.*	11,700	508,482

		3,997,249

IT Services (1.2%)
Akamai Technologies, Inc.*	400	29,260
Amdocs Ltd.	7,271	479,741
Booz Allen Hamilton Holding Corp.	700	34,741
Cognizant Technology Solutions Corp., Class A	2,600	200,590
Conduent, Inc.*	9,200	207,184
CoreLogic, Inc.*	1,235	61,021
DXC Technology Co.	13,700	1,281,224
Euronet Worldwide, Inc.*	1,000	100,220
Fidelity National Information Services, Inc.	14,552	1,587,187
Genpact Ltd.	4,200	128,562
International Business Machines Corp.	12,400	1,875,004
Leidos Holdings, Inc.	6,750	466,830
Sabre Corp.	2,400	62,592
Teradata Corp.*	1,400	52,794
Western Union Co. (The)	15,600	297,336
Worldpay, Inc.*	12,700	1,286,129

		8,150,415

Semiconductors & Semiconductor Equipment (3.4%)
Analog Devices, Inc.	14,900	1,377,654
Broadcom, Inc.	8,300	2,047,859
Cypress Semiconductor Corp.	4,600	66,654
First Solar, Inc.*	4,000	193,680
Intel Corp.	221,611	10,479,983
Marvell Technology Group Ltd.	17,800	343,540
Micron Technology, Inc.*	11,929	539,549
NXP Semiconductors NV*	15,800	1,350,900
Qorvo, Inc.*	6,000	461,340
QUALCOMM, Inc.	71,300	5,135,739
Skyworks Solutions, Inc.	2,400	217,704
Teradyne, Inc.	7,500	277,350

		22,491,952

Software (1.8%)
Aspen Technology, Inc.*	100	11,391
Autodesk, Inc.*	1,600	249,776
CA, Inc.	14,858	655,981
Dell Technologies, Inc., Class V*	8,800	854,656
FireEye, Inc.(x)*	2,300	39,100
LogMeIn, Inc.	1,000	89,100
Microsoft Corp.	19,400	2,218,778
Nuance Communications, Inc.*	15,300	264,996
Oracle Corp.	121,400	6,259,384
SS&C Technologies Holdings, Inc.	400	22,732
Symantec Corp.	29,400	625,632
Synopsys, Inc.*	6,386	629,723

		11,921,249

Technology Hardware, Storage & Peripherals (0.7%)
Hewlett Packard Enterprise Co.	74,500	1,215,095
HP, Inc.	77,300	1,992,021
NCR Corp.*	600	17,046
Western Digital Corp.	14,369	841,161
Xerox Corp.	10,775	290,710

		4,356,033

Total Information Technology		63,896,666

Materials (3.8%)
Chemicals (2.6%)
Air Products & Chemicals, Inc.	10,600	1,770,730
Albemarle Corp.(x)	5,225	521,351
Ashland Global Holdings, Inc.	3,017	253,006
Axalta Coating Systems Ltd.*	5,900	172,044
Cabot Corp.	2,935	184,083
Celanese Corp.	2,300	262,200
CF Industries Holdings, Inc.	10,500	571,620
DowDuPont, Inc.	111,210	7,151,915
Eastman Chemical Co.	6,800	650,896
Ecolab, Inc.	6,700	1,050,426
FMC Corp.	3,700	322,566
Huntsman Corp.	10,201	277,773
International Flavors & Fragrances, Inc.	2,100	292,152
LyondellBasell Industries NV, Class A	8,000	820,080
Mosaic Co. (The)	16,900	548,912
Olin Corp.	8,800	225,984
Platform Specialty Products Corp.*	6,400	79,808
PPG Industries, Inc.	11,200	1,222,256
Praxair, Inc.	1,400	225,022
RPM International, Inc.	4,800	311,712
Scotts Miracle-Gro Co. (The)	800	62,984
Valvoline, Inc.	10,080	216,821
WR Grace & Co.	600	42,876

		17,237,217

Construction Materials (0.0%)
Eagle Materials, Inc.	200	17,048
Martin Marietta Materials, Inc.	300	54,585
Vulcan Materials Co.	482	53,598

		125,231

Containers & Packaging (0.6%)
AptarGroup, Inc.	2,899	312,338
Ardagh Group SA	500	8,345
Ball Corp.	16,300	717,037
Bemis Co., Inc.	4,771	231,871
Berry Global Group, Inc.*	2,900	140,331
Graphic Packaging Holding Co.	11,600	162,516
International Paper Co.	17,575	863,811
Owens-Illinois, Inc.*	7,100	133,409
Sealed Air Corp.	3,300	132,495
Silgan Holdings, Inc.	2,000	55,600
Sonoco Products Co.	4,582	254,301
WestRock Co.	12,089	646,036

		3,658,090

Metals & Mining (0.6%)
Alcoa Corp.*	9,031	364,852
Freeport-McMoRan, Inc.	69,400	966,048
Newmont Mining Corp.	25,500	770,100
Nucor Corp.	15,220	965,709
Reliance Steel & Aluminum Co.	3,309	282,225
Royal Gold, Inc.	1,800	138,708
Steel Dynamics, Inc.	9,001	406,755
United States Steel Corp.	8,524	259,812

		4,154,209

Paper & Forest Products (0.0%)
Domtar Corp.	3,046	158,910

Total Materials		25,333,657

Real Estate (4.6%)
Equity Real Estate Investment Trusts (REITs) (4.5%)
Alexandria Real Estate Equities, Inc. (REIT)	4,442	558,759

See Notes to Portfolio of Investments.

6

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
American Campus Communities, Inc. (REIT)	6,200	$255,192
American Homes 4 Rent (REIT), Class A	12,100	264,869
Apartment Investment & Management Co. (REIT), Class A	7,864	347,038
Apple Hospitality REIT, Inc. (REIT)	11,200	195,888
AvalonBay Communities, Inc. (REIT)	6,657	1,205,916
Boston Properties, Inc. (REIT)	7,329	902,127
Brandywine Realty Trust (REIT)	8,453	132,881
Brixmor Property Group, Inc. (REIT)	14,500	253,895
Brookfield Property REIT, Inc. (REIT), Class A	7,500	156,975
Camden Property Trust (REIT)	4,288	401,228
Colony Capital, Inc. (REIT)	21,093	128,456
Columbia Property Trust, Inc. (REIT)	5,100	120,564
Corporate Office Properties Trust (REIT)	5,267	157,115
Crown Castle International Corp. (REIT)	4,800	534,384
CubeSmart (REIT)	8,400	239,652
CyrusOne, Inc. (REIT)	4,500	285,300
DDR Corp. (REIT)	8,956	119,921
Digital Realty Trust, Inc. (REIT)	9,800	1,102,304
Douglas Emmett, Inc. (REIT)(x)	7,449	280,976
Duke Realty Corp. (REIT)	17,102	485,184
Empire State Realty Trust, Inc. (REIT), Class A	6,800	112,948
EPR Properties (REIT)	3,500	239,435
Equity Commonwealth (REIT)*	5,617	180,250
Equity Residential (REIT)	17,209	1,140,268
Essex Property Trust, Inc. (REIT)	3,180	784,538
Extra Space Storage, Inc. (REIT)	1,000	86,640
Federal Realty Investment Trust (REIT)	3,400	429,998
Forest City Realty Trust, Inc. (REIT), Class A	8,860	222,297
Gaming and Leisure Properties, Inc. (REIT)	6,200	218,550
HCP, Inc. (REIT)	22,291	586,699
Healthcare Trust of America, Inc. (REIT), Class A	10,450	278,702
Highwoods Properties, Inc. (REIT)	5,300	250,478
Hospitality Properties Trust (REIT)	7,791	224,692
Host Hotels & Resorts, Inc. (REIT)	34,890	736,179
Hudson Pacific Properties, Inc. (REIT)	6,500	212,680
Invitation Homes, Inc. (REIT)	13,700	313,867
Iron Mountain, Inc. (REIT)	13,400	462,568
JBG SMITH Properties (REIT)	4,578	168,608
Kilroy Realty Corp. (REIT)(x)	4,700	336,943
Kimco Realty Corp. (REIT)	20,433	342,048
Lamar Advertising Co. (REIT), Class A	500	38,900
Liberty Property Trust (REIT)	6,922	292,455
Life Storage, Inc. (REIT)	2,100	199,836
Macerich Co. (The) (REIT)	6,370	352,197
Medical Properties Trust, Inc. (REIT)	16,500	246,015
Mid-America Apartment Communities, Inc. (REIT)	5,459	546,883
National Retail Properties, Inc. (REIT)	7,400	331,668
Omega Healthcare Investors, Inc. (REIT)	8,300	271,991
Outfront Media, Inc. (REIT)	5,731	114,333
Paramount Group, Inc. (REIT)(x)	10,000	150,900
Park Hotels & Resorts, Inc. (REIT)	9,357	307,097
Prologis, Inc. (REIT)	30,076	2,038,853
Rayonier, Inc. (REIT)	6,400	216,384
Realty Income Corp. (REIT)	13,526	769,494
Regency Centers Corp. (REIT)	7,175	464,007
Retail Properties of America, Inc. (REIT), Class A	10,400	126,776
Retail Value, Inc. (REIT)*	895	29,258
Senior Housing Properties Trust (REIT)	11,479	201,571
Simon Property Group, Inc. (REIT)	1,100	194,425
SL Green Realty Corp. (REIT)	3,770	367,688
Spirit Realty Capital, Inc. (REIT)(x)	22,400	180,544
STORE Capital Corp. (REIT)	7,800	216,762
Sun Communities, Inc. (REIT)(x)	3,600	365,544
UDR, Inc. (REIT)	11,912	481,602
Uniti Group, Inc. (REIT)	8,842	178,166
Ventas, Inc. (REIT)	17,036	926,418
VEREIT, Inc. (REIT)	49,400	358,644
VICI Properties, Inc. (REIT)(x)	17,800	384,836
Vornado Realty Trust (REIT)	8,156	595,388
Weingarten Realty Investors (REIT)	6,502	193,500
Welltower, Inc. (REIT)	17,870	1,149,398
Weyerhaeuser Co. (REIT)	36,371	1,173,692
WP Carey, Inc. (REIT)	5,000	321,550

		29,243,787

Real Estate Management & Development (0.1%)
CBRE Group, Inc., Class A*	7,700	339,570
Howard Hughes Corp. (The)*	1,047	130,058
Jones Lang LaSalle, Inc.	2,300	331,936
Realogy Holdings Corp.(x)	6,300	130,032

		931,596

Total Real Estate		30,175,383

Utilities (5.5%)
Electric Utilities (3.2%)
Alliant Energy Corp.	11,086	471,931
American Electric Power Co., Inc.	23,754	1,683,684
Avangrid, Inc.	3,200	153,376
Duke Energy Corp.	33,893	2,712,118
Edison International	15,176	1,027,112
Entergy Corp.	8,569	695,203
Evergy, Inc.	12,868	706,711
Eversource Energy	15,167	931,860
Exelon Corp.	46,453	2,028,138
FirstEnergy Corp.	22,963	853,535
Hawaiian Electric Industries, Inc.	5,204	185,210
NextEra Energy, Inc.	22,484	3,768,318
OGE Energy Corp.	9,384	340,827
PG&E Corp.*	24,709	1,136,861
Pinnacle West Capital Corp.	4,951	392,020
PPL Corp.	32,674	956,041
Southern Co. (The)	48,796	2,127,506
Xcel Energy, Inc.	24,419	1,152,821

		21,323,272

Gas Utilities (0.2%)
Atmos Energy Corp.	5,227	490,867
National Fuel Gas Co.	4,044	226,707
UGI Corp.	8,337	462,537

		1,180,111

Independent Power and Renewable Electricity Producers (0.2%)
AES Corp.	30,686	429,604
NRG Energy, Inc.	14,794	553,296
Vistra Energy Corp.*	19,300	480,184

		1,463,084

See Notes to Portfolio of Investments.

7

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Multi-Utilities (1.7%)
Ameren Corp.	11,525	$728,611
CenterPoint Energy, Inc.	20,482	566,327
CMS Energy Corp.	13,370	655,130
Consolidated Edison, Inc.	14,877	1,133,479
Dominion Energy, Inc.	31,421	2,208,267
DTE Energy Co.	8,601	938,627
MDU Resources Group, Inc.	9,146	234,961
NiSource, Inc.	17,272	430,418
Public Service Enterprise Group, Inc.	24,258	1,280,580
SCANA Corp.	7,194	279,775
Sempra Energy	12,759	1,451,336
Vectren Corp.	4,214	301,259
WEC Energy Group, Inc.	15,086	1,007,141

		11,215,911

Water Utilities (0.2%)
American Water Works Co., Inc.	8,483	746,249
Aqua America, Inc.	8,971	331,030

		1,077,279

Total Utilities		36,259,657

Total Common Stocks (98.6%) (Cost $463,637,925)		652,682,303

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Repurchase Agreements (0.6%)
Citigroup Global Markets, Inc., 2.44%, dated 9/28/18, due 10/5/18, repurchase price $400,190, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 1.625%-2.250%, maturing 11/30/19-11/15/27; total market value $421,714.(xx)	$400,000	400,000
Deutsche Bank Securities, Inc., 2.26%, dated 9/28/18, due 10/1/18, repurchase price $2,098,714, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 5/15/19-8/15/47; total market value $2,140,285.(xx)	2,098,319	2,098,319
ING Bank NV, 2.42%, dated 9/28/18, due 10/1/18, repurchase price $200,040, collateralized by various Common Stocks; total market value $222,249.(xx)	200,000	200,000
Natwest Markets Securities, Inc., 2.19%, dated 9/28/18, due 10/5/18, repurchase price $500,213, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-3.375%, maturing 2/15/19-5/15/44; total market value $510,093.(xx)	500,000	500,000
Natwest Markets Securities, Inc., 2.25%, dated 9/28/18, due 10/1/18, repurchase price $200,038, collateralized by various U.S. Government Treasury Securities, ranging from 1.375%-2.875%, maturing 5/31/19-11/15/26; total market value $204,038.(xx)	200,000	200,000
NBC Global Finance Ltd., 2.34%, dated 9/28/18, due 10/1/18, repurchase price $600,117, collateralized by various Common Stocks; total market value $667,593.(xx)	600,000	600,000

Total Repurchase Agreements		3,998,319

U.S. Treasury Obligations (0.1%)
U.S. Treasury Bills
2.11%, 12/6/18#(p)	500,000	498,045

Total Short-Term Investments (0.7%) (Cost $4,496,411)		4,496,364

Total Investments in Securities (99.3%) (Cost $468,134,336)		657,178,667
Other Assets Less Liabilities (0.7%)		4,305,788

Net Assets (100%)		$661,484,455

See Notes to Portfolio of Investments.

8

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

*	Non-income producing.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $498,045.

(p)	Yield to maturity.

(x)	All or a portion of security is on loan at September 30, 2018.

(xx)

At September 30, 2018, the Portfolio had loaned securities with a total value of $4,519,089. This was secured by cash collateral of $3,998,319 which was subsequently invested in joint repurchase agreements with a total value of $3,998,319, for which the Portfolio has a proportionate interest as reported in the Portfolio of Investments as Repurchase Agreements, and $615,124 collateralized by various U.S. Government Treasury Securities, ranging from 0.000% - 8.750%, maturing 10/4/18-2/15/48.

Glossary:

USD — United States Dollar

See Notes to Portfolio of Investments.

9

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

Investments in companies which were affiliates for nine months ended September 30, 2018, were as follows:

Security Description	Shares at September 30, 2018	Market Value December 31, 2017 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value September 30, 2018 ($)	Dividend/Interest Income ($)	Capital Gain Distributions ($)
State Street Corp.	16,328	1,847,562	—	(258,504)	163,654	(384,752)	1,367,960	22,356	—

Futures contracts outstanding as of September 30, 2018 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index	60	12/2018	USD	8,757,000	41,681
S&P Midcap 400 E-Mini Index	2	12/2018	USD	405,040	(3,775)

					37,906

See Notes to Portfolio of Investments.

10

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2018:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$44,034,229	$—	$—	$44,034,229
Consumer Discretionary	34,263,173	—	—	34,263,173
Consumer Staples	47,088,678	—	—	47,088,678
Energy	70,423,501	—	—	70,423,501
Financials	149,419,086	—	—	149,419,086
Health Care	99,031,868	—	—	99,031,868
Industrials	52,756,405	—	—	52,756,405
Information Technology	63,896,666	—	—	63,896,666
Materials	25,333,657	—	—	25,333,657
Real Estate	30,175,383	—	—	30,175,383
Utilities	36,259,657	—	—	36,259,657
Futures	41,681	—	—	41,681
Short-Term Investments
Repurchase Agreements	—	3,998,319	—	3,998,319
U.S. Treasury Obligations	—	498,045	—	498,045

Total Assets	$652,723,984	$4,496,364	$—	$657,220,348

Liabilities:
Futures	$(3,775)	$—	$—	$(3,775)

Total Liabilities	$(3,775)	$—	$—	$(3,775)

Total	$652,720,209	$4,496,364	$—	$657,216,573

There were no transfers between Levels 1, 2 or 3 during the nine months ended September 30, 2018.

As of September 30, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$213,057,332
Aggregate gross unrealized depreciation	(27,234,072)

Net unrealized appreciation	$185,823,260

Federal income tax cost of investments in securities and derivative instruments, if applicable	$471,393,313

See Notes to Portfolio of Investments.

11

EQ ADVISORS TRUST

EQ/MFS INTERNATIONAL GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Australia (2.2%)
Brambles Ltd.	1,536,327	$12,104,820
Caltex Australia Ltd.	261,478	5,651,380
Oil Search Ltd.	2,005,836	13,092,764

		30,848,964

Brazil (0.5%)
Ambev SA (ADR)	1,464,638	6,693,396

Canada (4.1%)
Canadian National Railway Co.	358,146	32,161,511
Element Fleet Management Corp.	665,568	3,426,646
Ritchie Bros Auctioneers, Inc.	339,828	12,262,907
Suncor Energy, Inc.	235,437	9,110,162

		56,961,226

China (5.6%)
Alibaba Group Holding Ltd. (ADR)*	135,506	22,325,969
Baidu, Inc. (ADR)*	134,478	30,752,429
China Resources Beer Holdings Co. Ltd.	2,218,000	8,910,703
China Resources Gas Group Ltd.	1,474,000	5,997,036
Yum China Holdings, Inc.	321,610	11,291,727

		79,277,864

Czech Republic (0.3%)
Komercni banka A/S	94,343	3,872,867

Denmark (0.8%)
Novo Nordisk A/S, Class B	233,903	11,012,513

France (17.0%)
Air Liquide SA	157,982	20,782,052
Danone SA	405,644	31,413,896
Essilor International Cie Generale d’Optique SA	188,644	27,914,751
Kering SA	32,257	17,291,584
Legrand SA	98,093	7,150,069
L’Oreal SA	153,018	36,900,303
LVMH Moet Hennessy Louis Vuitton SE	95,713	33,849,460
Pernod Ricard SA	188,940	30,996,809
Publicis Groupe SA	143,827	8,596,663
Schneider Electric SE	301,898	24,290,944

		239,186,531

Germany (11.2%)
Bayer AG (Registered)	315,315	28,010,041
Brenntag AG	196,832	12,148,750
Fresenius Medical Care AG & Co. KGaA	186,896	19,221,470
GEA Group AG	343,841	12,247,965
Linde AG	108,486	25,657,577
SAP SE	382,280	47,047,696
Symrise AG	137,554	12,556,170

		156,889,669

Hong Kong (3.0%)
AIA Group Ltd.	4,798,369	42,845,043

India (2.7%)
Adani Ports & Special Economic Zone Ltd.	470,978	2,136,911
HDFC Bank Ltd.	866,919	23,990,659
ITC Ltd.	2,897,202	11,900,150

		38,027,720

Ireland (0.6%)
Paddy Power Betfair plc	107,829	9,121,326

Israel (1.3%)
Mellanox Technologies Ltd.*	64,808	4,760,148
Nice Ltd. (ADR)*	113,596	13,003,334

		17,763,482

Italy (0.7%)
Prysmian SpA	431,038	10,039,161

Japan (9.8%)
AEON Financial Service Co. Ltd.	565,000	11,700,801
Bandai Namco Holdings, Inc.	176,800	6,870,023
Hitachi Ltd.	571,800	19,425,700
Japan Tobacco, Inc.	555,400	14,498,472
Kao Corp.	186,600	15,066,612
Obic Co. Ltd.	112,900	10,681,878
SoftBank Group Corp.	201,900	20,381,913
Sundrug Co. Ltd.	361,900	12,915,899
Terumo Corp.	273,000	16,170,481
TOTO Ltd.	255,800	10,615,182

		138,326,961

Mexico (1.6%)
Grupo Financiero Banorte SAB de CV, Class O	2,184,429	15,793,162
Grupo Financiero Inbursa SAB de CV, Class O	1,718,167	2,695,596
Grupo Mexico SAB de CV	1,477,786	4,260,263

		22,749,021

Netherlands (1.7%)
Akzo Nobel NV	261,593	24,461,814

Peru (0.6%)
Credicorp Ltd.	39,025	8,705,697

Singapore (1.1%)
DBS Group Holdings Ltd.	845,500	16,136,275

South Korea (0.8%)
NAVER Corp.	16,832	10,864,739

Spain (1.1%)
Amadeus IT Group SA	163,991	15,235,948

Switzerland (12.4%)
Julius Baer Group Ltd.*	197,247	9,870,389
Nestle SA (Registered)	674,063	56,197,102
Novartis AG (Registered)	337,159	28,995,537
Roche Holding AG	203,549	49,310,958
Sika AG (Registered)	60,631	8,828,378
UBS Group AG (Registered)*	1,336,346	21,105,933

		174,308,297

Taiwan (3.8%)
MediaTek, Inc.	646,000	5,215,308
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	1,082,636	47,809,206

		53,024,514

United Kingdom (10.6%)
Burberry Group plc	383,966	10,084,295
Compass Group plc	555,331	12,348,342
Croda International plc	194,480	13,186,301
Diageo plc	750,719	26,605,065
Experian plc	728,306	18,705,445
Intertek Group plc	108,791	7,078,565
Reckitt Benckiser Group plc	300,347	27,465,695
Rolls-Royce Holdings plc*	1,650,086	21,236,229
WPP plc	830,043	12,165,718

		148,875,655

United States (5.5%)
Accenture plc, Class A	254,152	43,256,670
Luxoft Holding, Inc.*	97,842	4,632,819
Mettler-Toledo International, Inc.*	24,661	15,018,056

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

EQ/MFS INTERNATIONAL GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
QIAGEN NV*	382,515	$14,478,280

		77,385,825

Total Investments in Securities (99.0%) (Cost $932,787,081)		1,392,614,508
Other Assets Less Liabilities (1.0%)		13,652,739

Net Assets (100%)		$1,406,267,247

*	Non-income producing.

Glossary:

ADR — American Depositary Receipt

JPY — Japanese Yen

USD — United States Dollar

Sector Weightings

As of September 30, 2018

	Market Value	% of Net Assets
Consumer Staples	$279,564,102	19.9%
Information Technology	211,068,707	15.0
Health Care	210,132,087	14.9
Industrials	182,178,459	12.9
Financials	160,143,068	11.4
Consumer Discretionary	123,182,726	8.8
Materials	109,732,555	7.8
Communication Services	82,761,462	5.9
Energy	27,854,306	2.0
Utilities	5,997,036	0.4
Cash and Other	13,652,739	1.0

		100.0%

Forward foreign currency contracts outstanding as of September 30, 2018 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
JPY	120,885,502	USD	1,066,573	Deutsche Bank AG	10/3/2018	(2,549)

Net unrealized depreciation						(2,549)

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

EQ/MFS INTERNATIONAL GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2018:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Australia	$—	$30,848,964	$—	$30,848,964
Brazil	6,693,396	—	—	6,693,396
Canada	56,961,226	—	—	56,961,226
China	64,370,125	14,907,739	—	79,277,864
Czech Republic	—	3,872,867	—	3,872,867
Denmark	—	11,012,513	—	11,012,513
France	—	239,186,531	—	239,186,531
Germany	—	156,889,669	—	156,889,669
Hong Kong	—	42,845,043	—	42,845,043
India	—	38,027,720	—	38,027,720
Ireland	—	9,121,326	—	9,121,326
Israel	17,763,482	—	—	17,763,482
Italy	—	10,039,161	—	10,039,161
Japan	—	138,326,961	—	138,326,961
Mexico	22,749,021	—	—	22,749,021
Netherlands	—	24,461,814	—	24,461,814
Peru	8,705,697	—	—	8,705,697
Singapore	—	16,136,275	—	16,136,275
South Korea	—	10,864,739	—	10,864,739
Spain	—	15,235,948	—	15,235,948
Switzerland	—	174,308,297	—	174,308,297
Taiwan	47,809,206	5,215,308	—	53,024,514
United Kingdom	—	148,875,655	—	148,875,655
United States	62,907,545	14,478,280	—	77,385,825

Total Assets	$287,959,698	$1,104,654,810	$—	$1,392,614,508

Liabilities:
Forward Currency Contracts	$—	$(2,549)	$—	$(2,549)

Total Liabilities	$—	$(2,549)	$—	$(2,549)

Total	$287,959,698	$1,104,652,261	$—	$1,392,611,959

There were no transfers between Levels 1, 2 or 3 during the nine months ended September 30, 2018.

As of September 30, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$489,421,905
Aggregate gross unrealized depreciation	(33,673,006)

Net unrealized appreciation	$455,748,899

Federal income tax cost of investments in securities and derivative instruments, if applicable	$936,863,060

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

EQ/MID CAP INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (2.1%)
Entertainment (0.9%)
Cinemark Holdings, Inc.	119,504	$4,804,061
Live Nation Entertainment, Inc.*	154,900	8,437,403
World Wrestling Entertainment, Inc., Class A	48,400	4,681,732

		17,923,196

Interactive Media & Services (0.1%)
Cars.com, Inc.*	70,200	1,938,222

Media (0.9%)
AMC Networks, Inc., Class A*	51,859	3,440,326
Cable One, Inc.	5,500	4,859,855
John Wiley & Sons, Inc., Class A	50,140	3,038,484
Meredith Corp.(x)	45,214	2,308,175
New York Times Co. (The), Class A	157,036	3,635,383
TEGNA, Inc.	241,000	2,882,360

		20,164,583

Wireless Telecommunication Services (0.2%)
Telephone & Data Systems, Inc.	103,685	3,155,135

Total Communication Services		43,181,136

Consumer Discretionary (11.6%)
Auto Components (0.9%)
Adient plc(x)	96,900	3,809,139
Dana, Inc.	162,500	3,033,875
Delphi Technologies plc	100,700	3,157,952
Gentex Corp.	303,117	6,504,891
Visteon Corp.*	33,800	3,140,020

		19,645,877

Automobiles (0.2%)
Thor Industries, Inc.	55,630	4,656,231

Distributors (0.4%)
Pool Corp.	45,852	7,651,782

Diversified Consumer Services (1.0%)
Adtalem Global Education, Inc.*	68,115	3,283,143
Graham Holdings Co., Class B	4,900	2,838,570
Service Corp. International	202,787	8,963,186
Sotheby’s*	42,534	2,092,247
Weight Watchers International, Inc.*	41,700	3,001,983

		20,179,129

Hotels, Restaurants & Leisure (3.8%)
Boyd Gaming Corp.	92,200	3,120,970
Brinker International, Inc.(x)	45,903	2,145,047
Cheesecake Factory, Inc. (The)(x)	48,728	2,608,897
Churchill Downs, Inc.	13,073	3,630,372
Cracker Barrel Old Country Store, Inc.(x)	26,900	3,957,797
Domino’s Pizza, Inc.	47,218	13,919,866
Dunkin’ Brands Group, Inc.(x)	94,046	6,933,071
Eldorado Resorts, Inc.*	72,300	3,513,780
International Speedway Corp., Class A	27,581	1,208,048
Jack in the Box, Inc.	32,013	2,683,650
Marriott Vacations Worldwide Corp.	46,400	5,185,200
Papa John’s International, Inc.(x)	27,941	1,432,814
Scientific Games Corp., Class A*	61,100	1,551,940
Six Flags Entertainment Corp.(x)	79,981	5,584,273
Texas Roadhouse, Inc.	74,300	5,148,247
Wendy’s Co. (The)	203,971	3,496,063
Wyndham Destinations, Inc.	113,800	4,934,368
Wyndham Hotels & Resorts, Inc.	113,800	6,323,866

		77,378,269

Household Durables (1.3%)
Helen of Troy Ltd.*	30,500	3,992,450
KB Home	94,170	2,251,605
NVR, Inc.*	3,830	9,463,163
Tempur Sealy International, Inc.(x)*	51,710	2,735,459
Toll Brothers, Inc.	151,753	5,012,402
TRI Pointe Group, Inc.*	169,400	2,100,560
Tupperware Brands Corp.	57,355	1,918,525

		27,474,164

Leisure Products (0.6%)
Brunswick Corp.	99,435	6,664,134
Polaris Industries, Inc.	66,610	6,724,279

		13,388,413

Multiline Retail (0.4%)
Big Lots, Inc.	46,825	1,956,817
Dillard’s, Inc., Class A(x)	22,100	1,687,114
Ollie’s Bargain Outlet Holdings, Inc.*	56,100	5,391,210

		9,035,141

Specialty Retail (2.3%)
Aaron’s, Inc.	77,086	4,198,104
American Eagle Outfitters, Inc.	191,627	4,758,098
AutoNation, Inc.*	66,600	2,767,230
Bed Bath & Beyond, Inc.(x)	160,800	2,412,000
Dick’s Sporting Goods, Inc.(x)	87,686	3,111,099
Five Below, Inc.*	63,100	8,206,786
Michaels Cos., Inc. (The)*	106,956	1,735,896
Murphy USA, Inc.*	35,000	2,991,100
Sally Beauty Holdings, Inc.(x)*	138,900	2,554,371
Signet Jewelers Ltd.	57,900	3,817,347
Urban Outfitters, Inc.*	86,200	3,525,580
Williams-Sonoma, Inc.(x)	90,241	5,930,639

		46,008,250

Textiles, Apparel & Luxury Goods (0.7%)
Carter’s, Inc.	53,220	5,247,492
Deckers Outdoor Corp.*	34,413	4,080,694
Skechers U.S.A., Inc., Class A*	154,100	4,304,013

		13,632,199

Total Consumer Discretionary		239,049,455

Consumer Staples (3.3%)
Beverages (0.1%)
Boston Beer Co., Inc. (The), Class A*	9,854	2,833,025

Food & Staples Retailing (0.5%)
Casey’s General Stores, Inc.	41,406	5,345,928
Sprouts Farmers Market, Inc.*	138,900	3,807,249
United Natural Foods, Inc.*	55,987	1,676,811

		10,829,988

Food Products (2.1%)
Flowers Foods, Inc.	210,696	3,931,587
Hain Celestial Group, Inc. (The)*	98,964	2,683,904
Ingredion, Inc.	79,809	8,376,753
Lamb Weston Holdings, Inc.	166,000	11,055,601
Lancaster Colony Corp.	21,888	3,265,908
Post Holdings, Inc.*	76,354	7,485,746
Sanderson Farms, Inc.	22,500	2,325,825
Tootsie Roll Industries, Inc.(x)	22,612	661,401
TreeHouse Foods, Inc.*	64,200	3,071,970

		42,858,695

Household Products (0.2%)
Energizer Holdings, Inc.	66,888	3,922,981

Personal Products (0.4%)
Edgewell Personal Care Co.*	60,588	2,800,983

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

EQ/MID CAP INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Nu Skin Enterprises, Inc., Class A	63,100	$5,200,702

		8,001,685

Total Consumer Staples		68,446,374

Energy (5.3%)
Energy Equipment & Services (2.0%)
Apergy Corp.*	87,300	3,802,788
Core Laboratories NV	50,000	5,791,500
Diamond Offshore Drilling, Inc.(x)*	73,649	1,472,980
Dril-Quip, Inc.*	42,485	2,219,841
Ensco plc, Class A	490,900	4,143,196
McDermott International, Inc.*	202,633	3,734,526
Nabors Industries Ltd.	357,901	2,204,670
Oceaneering International, Inc.*	112,524	3,105,662
Patterson-UTI Energy, Inc.	250,075	4,278,783
Rowan Cos. plc, Class A*	139,925	2,634,788
Superior Energy Services, Inc.*	171,816	1,673,488
Transocean Ltd.(x)*	485,600	6,774,121

		41,836,343

Oil, Gas & Consumable Fuels (3.3%)
Callon Petroleum Co.*	258,162	3,095,362
Chesapeake Energy Corp.(x)*	1,035,700	4,650,293
CNX Resources Corp.*	237,000	3,391,470
Energen Corp.*	91,980	7,925,917
Gulfport Energy Corp.*	176,100	1,833,201
Matador Resources Co.*	119,149	3,937,874
Murphy Oil Corp.	186,000	6,201,240
Oasis Petroleum, Inc.*	299,900	4,252,582
PBF Energy, Inc., Class A	134,483	6,712,047
QEP Resources, Inc.*	274,802	3,110,759
Range Resources Corp.	230,600	3,917,894
SM Energy Co.	118,462	3,735,107
Southwestern Energy Co.*	651,592	3,329,635
World Fuel Services Corp.	75,900	2,100,912
WPX Energy, Inc.*	444,600	8,945,351

		67,139,644

Total Energy		108,975,987

Financials (15.8%)
Banks (7.5%)
Associated Banc-Corp.	193,786	5,038,436
BancorpSouth Bank	99,889	3,266,370
Bank of Hawaii Corp.	47,678	3,762,271
Bank OZK	137,600	5,223,296
Cathay General Bancorp	85,747	3,553,356
Chemical Financial Corp.	81,057	4,328,444
Commerce Bancshares, Inc.	105,930	6,993,499
Cullen/Frost Bankers, Inc.	71,746	7,493,152
East West Bancorp, Inc.	164,476	9,929,416
First Horizon National Corp.	370,900	6,401,734
FNB Corp.	367,460	4,674,091
Fulton Financial Corp.	196,637	3,274,006
Hancock Whitney Corp.	96,854	4,605,408
Home BancShares, Inc.	177,500	3,887,250
International Bancshares Corp.	60,652	2,729,340
MB Financial, Inc.	95,500	4,403,505
PacWest Bancorp	137,382	6,546,252
Pinnacle Financial Partners, Inc.	84,005	5,052,901
Prosperity Bancshares, Inc.	74,239	5,148,475
Signature Bank	62,200	7,143,048
Sterling Bancorp	255,100	5,612,200
Synovus Financial Corp.	134,600	6,163,334
TCF Financial Corp.	190,342	4,532,043
Texas Capital Bancshares, Inc.*	56,368	4,658,815
Trustmark Corp.	76,263	2,566,250
UMB Financial Corp.	50,157	3,556,131
Umpqua Holdings Corp.	247,300	5,143,840
United Bankshares, Inc.	120,688	4,387,009
Valley National Bancorp	370,100	4,163,625
Webster Financial Corp.	104,372	6,153,773
Wintrust Financial Corp.	63,870	5,425,118

		155,816,388

Capital Markets (2.8%)
Eaton Vance Corp.	133,122	6,996,892
Evercore, Inc., Class A	46,600	4,685,630
FactSet Research Systems, Inc.	43,320	9,691,118
Federated Investors, Inc., Class B	106,775	2,575,413
Interactive Brokers Group, Inc., Class A	83,964	4,644,049
Janus Henderson Group plc	188,349	5,077,889
Legg Mason, Inc.	96,000	2,998,080
MarketAxess Holdings, Inc.	42,700	7,621,523
SEI Investments Co.	148,952	9,100,967
Stifel Financial Corp.	81,600	4,182,816

		57,574,377

Consumer Finance (0.4%)
Navient Corp.	262,200	3,534,456
SLM Corp.*	492,555	5,491,988

		9,026,444

Insurance (4.6%)
Alleghany Corp.	16,837	10,986,648
American Financial Group, Inc.	78,689	8,732,118
Aspen Insurance Holdings Ltd.	66,805	2,792,449
Brown & Brown, Inc.	260,082	7,690,625
CNO Financial Group, Inc.	187,984	3,989,020
First American Financial Corp.	126,524	6,527,373
Genworth Financial, Inc., Class A*	563,200	2,348,544
Hanover Insurance Group, Inc. (The)	47,814	5,898,813
Kemper Corp.	68,191	5,485,966
Mercury General Corp.	29,436	1,476,510
Old Republic International Corp.	319,187	7,143,405
Primerica, Inc.	48,600	5,858,730
Reinsurance Group of America, Inc.	72,699	10,509,367
RenaissanceRe Holdings Ltd.	45,602	6,091,515
WR Berkley Corp.	108,249	8,652,343

		94,183,426

Thrifts & Mortgage Finance (0.5%)
LendingTree, Inc.(x)*	8,800	2,024,880
New York Community Bancorp, Inc.	556,245	5,768,261
Washington Federal, Inc.	94,733	3,031,456

		10,824,597

Total Financials		327,425,232

Health Care (10.1%)
Biotechnology (0.6%)
Exelixis, Inc.*	333,500	5,909,620
United Therapeutics Corp.*	49,658	6,350,265

		12,259,885

Health Care Equipment & Supplies (4.5%)
Avanos Medical, Inc.*	52,600	3,603,100
Cantel Medical Corp.	40,400	3,719,224
Globus Medical, Inc., Class A*	82,455	4,680,146
Haemonetics Corp.*	59,200	6,783,136
Hill-Rom Holdings, Inc.	75,209	7,099,730
ICU Medical, Inc.*	18,500	5,230,875
Inogen, Inc.*	19,700	4,809,164
Integra LifeSciences Holdings Corp.*	79,400	5,230,078
LivaNova plc*	54,541	6,761,448
Masimo Corp.*	53,627	6,678,707
NuVasive, Inc.*	57,500	4,081,350
STERIS plc	96,020	10,984,688
Teleflex, Inc.	51,772	13,776,011
West Pharmaceutical Services, Inc.	83,456	10,304,312

		93,741,969

Health Care Providers & Services (2.3%)
Acadia Healthcare Co., Inc.(x)*	98,200	3,456,640

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

EQ/MID CAP INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Chemed Corp.	18,100	$5,784,398
Encompass Health Corp.	112,400	8,761,580
HealthEquity, Inc.*	59,300	5,598,513
LifePoint Health, Inc.*	44,239	2,848,992
MEDNAX, Inc.*	106,560	4,972,090
Molina Healthcare, Inc.*	69,500	10,334,649
Patterson Cos., Inc.	93,100	2,276,295
Tenet Healthcare Corp.*	91,600	2,606,936

		46,640,093

Health Care Technology (0.4%)
Allscripts Healthcare Solutions, Inc.*	198,586	2,829,851
Medidata Solutions, Inc.*	67,299	4,933,689

		7,763,540

Life Sciences Tools & Services (1.6%)
Bio-Rad Laboratories, Inc., Class A*	22,784	7,131,164
Bio-Techne Corp.	42,309	8,635,690
Charles River Laboratories International, Inc.*	54,350	7,312,249
PRA Health Sciences, Inc.*	65,400	7,206,426
Syneos Health, Inc.*	68,800	3,546,640

		33,832,169

Pharmaceuticals (0.7%)
Akorn, Inc.*	105,000	1,362,900
Catalent, Inc.*	163,000	7,424,650
Mallinckrodt plc*	94,791	2,778,324
Prestige Consumer Healthcare, Inc.*	59,500	2,254,455

		13,820,329

Total Health Care		208,057,985

Industrials (14.6%)
Aerospace & Defense (1.1%)
Curtiss-Wright Corp.	50,100	6,884,742
Esterline Technologies Corp.*	29,961	2,724,953
KLX, Inc.*	57,050	3,581,599
Teledyne Technologies, Inc.*	40,585	10,011,508

		23,202,802

Airlines (0.3%)
JetBlue Airways Corp.*	358,956	6,949,388

Building Products (0.4%)
Lennox International, Inc.	40,764	8,902,858

Commercial Services & Supplies (1.2%)
Brink’s Co. (The)	58,100	4,052,475
Clean Harbors, Inc.*	58,416	4,181,417
Deluxe Corp.	54,145	3,083,016
Healthcare Services Group, Inc.(x)	82,400	3,347,088
Herman Miller, Inc.	67,066	2,575,334
HNI Corp.	49,148	2,174,308
MSA Safety, Inc.	38,277	4,074,204
Pitney Bowes, Inc.	209,600	1,483,968

		24,971,810

Construction & Engineering (1.1%)
AECOM*	181,701	5,934,355
Dycom Industries, Inc.*	35,500	3,003,300
EMCOR Group, Inc.	66,000	4,957,260
Granite Construction, Inc.	52,693	2,408,070
KBR, Inc.	157,061	3,318,699
Valmont Industries, Inc.	25,860	3,581,610

		23,203,294

Electrical Equipment (1.4%)
Acuity Brands, Inc.	45,400	7,136,880
EnerSys	47,300	4,121,249
Hubbell, Inc.	62,207	8,308,989
nVent Electric plc	183,600	4,986,576
Regal Beloit Corp.	49,729	4,100,156

		28,653,850

Industrial Conglomerates (0.4%)
Carlisle Cos., Inc.	67,134	8,176,921

Machinery (5.3%)
AGCO Corp.	75,798	4,607,760
Crane Co.	57,210	5,626,604
Donaldson Co., Inc.	147,199	8,575,814
Graco, Inc.	190,323	8,819,568
IDEX Corp.	86,598	13,046,855
ITT, Inc.	99,997	6,125,816
Kennametal, Inc.	92,812	4,042,891
Lincoln Electric Holdings, Inc.(x)	73,171	6,837,098
Nordson Corp.	57,983	8,053,839
Oshkosh Corp.	84,121	5,992,780
Terex Corp.	71,852	2,867,613
Timken Co. (The)	76,575	3,817,264
Toro Co. (The)	120,900	7,250,373
Trinity Industries, Inc.	170,129	6,233,527
Wabtec Corp.(x)	96,606	10,132,037
Woodward, Inc.	63,285	5,117,225

		107,147,064

Marine (0.2%)
Kirby Corp.*	61,077	5,023,583

Professional Services (0.6%)
Dun & Bradstreet Corp. (The)	41,800	5,956,918
ManpowerGroup, Inc.	73,116	6,285,051

		12,241,969

Road & Rail (1.8%)
Avis Budget Group, Inc.*	73,500	2,362,290
Genesee & Wyoming, Inc., Class A*	68,147	6,200,696
Knight-Swift Transportation Holdings, Inc.	145,616	5,020,840
Landstar System, Inc.	46,267	5,644,574
Old Dominion Freight Line, Inc.	73,900	11,917,114
Ryder System, Inc.	60,900	4,449,963
Werner Enterprises, Inc.	50,984	1,802,284

		37,397,761

Trading Companies & Distributors (0.8%)
GATX Corp.(x)	42,419	3,673,061
MSC Industrial Direct Co., Inc., Class A	51,454	4,533,612
NOW, Inc.*	120,600	1,995,930
Watsco, Inc.	36,323	6,469,126

		16,671,729

Total Industrials		302,543,029

Information Technology (16.4%)
Communications Equipment (1.2%)
ARRIS International plc*	189,600	4,927,704
Ciena Corp.*	164,083	5,125,952
InterDigital, Inc.	39,436	3,154,880
Lumentum Holdings, Inc.(x)*	70,900	4,250,455
NetScout Systems, Inc.*	79,600	2,009,900
Plantronics, Inc.	37,805	2,279,642
ViaSat, Inc.(x)*	62,300	3,984,085

		25,732,618

Electronic Equipment, Instruments & Components (4.5%)
Arrow Electronics, Inc.*	98,640	7,271,741
Avnet, Inc.	133,678	5,984,764
Belden, Inc.	45,900	3,277,719
Cognex Corp.	196,291	10,956,963
Coherent, Inc.*	27,400	4,718,006
Jabil, Inc.	171,400	4,641,512
Keysight Technologies, Inc.*	210,900	13,978,451
Littelfuse, Inc.	28,189	5,578,321
National Instruments Corp.	125,929	6,086,149
SYNNEX Corp.	33,100	2,803,570

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

EQ/MID CAP INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Tech Data Corp.*	42,568	$3,046,592
Trimble, Inc.*	281,086	12,215,997
Vishay Intertechnology, Inc.	148,020	3,012,207
Zebra Technologies Corp., Class A*	60,244	10,652,947

		94,224,939

IT Services (3.5%)
Acxiom Holdings, Inc.*	86,964	4,296,891
Convergys Corp.	104,664	2,484,723
CoreLogic, Inc.*	91,824	4,537,024
Jack Henry & Associates, Inc.	87,807	14,056,146
Leidos Holdings, Inc.	169,550	11,726,078
MAXIMUS, Inc.	73,400	4,775,404
Perspecta, Inc.	161,800	4,161,496
Sabre Corp.	284,467	7,418,899
Science Applications International Corp.	48,018	3,870,251
Teradata Corp.*	135,875	5,123,846
WEX, Inc.*	48,487	9,734,250

		72,185,008

Semiconductors & Semiconductor Equipment (2.5%)
Cirrus Logic, Inc.*	68,900	2,659,540
Cree, Inc.*	113,252	4,288,853
Cypress Semiconductor Corp.	406,600	5,891,634
First Solar, Inc.*	84,100	4,072,122
Integrated Device Technology, Inc.*	146,441	6,884,191
MKS Instruments, Inc.	61,600	4,937,240
Monolithic Power Systems, Inc.	44,000	5,523,320
Silicon Laboratories, Inc.*	49,050	4,502,790
Synaptics, Inc.*	38,200	1,742,684
Teradyne, Inc.	209,400	7,743,613
Versum Materials, Inc.	125,000	4,501,250

		52,747,237

Software (4.5%)
ACI Worldwide, Inc.*	130,913	3,683,892
Blackbaud, Inc.	55,000	5,581,400
CDK Global, Inc.	145,577	9,107,297
CommVault Systems, Inc.*	42,613	2,982,910
Fair Isaac Corp.*	32,777	7,491,183
Fortinet, Inc.*	162,480	14,992,030
j2 Global, Inc.	52,200	4,324,770
LogMeIn, Inc.	59,100	5,265,810
Manhattan Associates, Inc.*	75,000	4,095,000
PTC, Inc.*	119,447	12,684,077
Tyler Technologies, Inc.*	43,500	10,660,110
Ultimate Software Group, Inc. (The)*	35,100	11,308,869

		92,177,348

Technology Hardware, Storage & Peripherals (0.2%)
NCR Corp.*	136,130	3,867,453

Total Information Technology		340,934,603

Materials (6.8%)
Chemicals (2.7%)
Ashland Global Holdings, Inc.	70,707	5,929,489
Cabot Corp.	69,545	4,361,862
Chemours Co. (The)	201,900	7,962,937
Minerals Technologies, Inc.	39,689	2,682,976
NewMarket Corp.	10,054	4,076,998
Olin Corp.	188,482	4,840,218
PolyOne Corp.	91,985	4,021,584
RPM International, Inc.	151,632	9,846,983
Scotts Miracle-Gro Co. (The)	43,765	3,445,618
Sensient Technologies Corp.	48,802	3,733,841
Valvoline, Inc.	220,302	4,738,696

		55,641,202

Construction Materials (0.2%)
Eagle Materials, Inc.	54,754	4,667,231

Containers & Packaging (1.3%)
AptarGroup, Inc.	70,780	7,625,836
Bemis Co., Inc.	102,100	4,962,060
Greif, Inc., Class A	29,401	1,577,658
Owens-Illinois, Inc.*	183,400	3,446,086
Silgan Holdings, Inc.	83,042	2,308,568
Sonoco Products Co.	111,912	6,211,116

		26,131,324

Metals & Mining (2.2%)
Allegheny Technologies, Inc.*	142,956	4,224,350
Carpenter Technology Corp.	53,473	3,152,233
Commercial Metals Co.	132,863	2,726,349
Compass Minerals International, Inc.	37,969	2,551,517
Reliance Steel & Aluminum Co.	82,631	7,047,598
Royal Gold, Inc.	74,205	5,718,237
Steel Dynamics, Inc.	266,994	12,065,458
United States Steel Corp.	200,500	6,111,240
Worthington Industries, Inc.	48,510	2,103,394

		45,700,376

Paper & Forest Products (0.4%)
Domtar Corp.	70,530	3,679,550
Louisiana-Pacific Corp.	160,766	4,258,691

		7,938,241

Total Materials		140,078,374

Real Estate (8.8%)
Equity Real Estate Investment Trusts (REITs) (8.3%)
Alexander & Baldwin, Inc. (REIT)	77,367	1,755,457
American Campus Communities, Inc. (REIT)	153,666	6,324,893
Camden Property Trust (REIT)	104,589	9,786,394
CoreCivic, Inc. (REIT)	132,831	3,231,778
CoreSite Realty Corp. (REIT)	41,000	4,556,740
Corporate Office Properties Trust (REIT)	115,402	3,442,442
Cousins Properties, Inc. (REIT)	477,660	4,246,397
CyrusOne, Inc. (REIT)	118,162	7,491,471
Douglas Emmett, Inc. (REIT)	181,200	6,834,864
EPR Properties (REIT)	83,300	5,698,553
First Industrial Realty Trust, Inc. (REIT)	141,100	4,430,540
GEO Group, Inc. (The) (REIT)	141,315	3,555,485
Healthcare Realty Trust, Inc. (REIT)	142,055	4,156,529
Highwoods Properties, Inc. (REIT)	117,374	5,547,095
Hospitality Properties Trust (REIT)	186,498	5,378,602
JBG SMITH Properties (REIT)	120,900	4,452,747
Kilroy Realty Corp. (REIT)	111,290	7,978,381
Lamar Advertising Co. (REIT), Class A	96,011	7,469,656
LaSalle Hotel Properties (REIT)	124,812	4,317,247
Liberty Property Trust (REIT)	167,629	7,082,325
Life Storage, Inc. (REIT)	52,400	4,986,384
Mack-Cali Realty Corp. (REIT)	100,848	2,144,028
Medical Properties Trust, Inc. (REIT)	413,100	6,159,321
National Retail Properties, Inc. (REIT)	174,662	7,828,351
Omega Healthcare Investors, Inc. (REIT)(x)	225,508	7,389,897
PotlatchDeltic Corp. (REIT)	67,348	2,757,901
Rayonier, Inc. (REIT)	145,685	4,925,610
Sabra Health Care REIT, Inc. (REIT)	200,899	4,644,785
Senior Housing Properties Trust (REIT)	267,475	4,696,861
Tanger Factory Outlet Centers, Inc. (REIT)(x)	106,500	2,436,720
Taubman Centers, Inc. (REIT)	69,323	4,147,595

See Notes to Portfolio of Investments.

4

EQ ADVISORS TRUST

EQ/MID CAP INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Uniti Group, Inc. (REIT)	195,902	$3,947,425
Urban Edge Properties (REIT)	126,290	2,788,483
Weingarten Realty Investors (REIT)	134,557	4,004,416

		170,595,373

Real Estate Management & Development (0.5%)
Jones Lang LaSalle, Inc.	51,582	7,444,314
Realogy Holdings Corp.(x)	144,400	2,980,416

		10,424,730

Total Real Estate		181,020,103

Utilities (4.6%)
Electric Utilities (1.3%)
ALLETE, Inc.	58,400	4,380,584
Hawaiian Electric Industries, Inc.	122,363	4,354,899
IDACORP, Inc.	57,209	5,676,849
OGE Energy Corp.	224,949	8,170,148
PNM Resources, Inc.	89,415	3,527,422

		26,109,902

Gas Utilities (2.0%)
Atmos Energy Corp.	125,633	11,798,196
National Fuel Gas Co.	98,470	5,520,228
New Jersey Resources Corp.	99,600	4,591,560
ONE Gas, Inc.	59,500	4,895,660
Southwest Gas Holdings, Inc.	55,400	4,378,262
UGI Corp.	195,155	10,827,199

		42,011,105

Multi-Utilities (0.9%)
Black Hills Corp.	60,062	3,489,002
MDU Resources Group, Inc.	221,810	5,698,299
NorthWestern Corp.	56,300	3,302,558
Vectren Corp.	93,406	6,677,594

		19,167,453

Water Utilities (0.4%)
Aqua America, Inc.	201,757	7,444,833

Total Utilities		94,733,293

Total Common Stocks (99.4%) (Cost $1,299,556,722)		2,054,445,571

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Repurchase Agreements (2.3%)
Citigroup Global Markets, Inc., 2.44%, dated 9/28/18, due 10/5/18, repurchase price $6,503,084, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 1.625%-2.250%, maturing 11/30/19-11/15/27; total market value $6,852,859.(xx)	$6,500,000	6,500,000
Deutsche Bank Securities, Inc., 2.26%, dated 9/28/18, due 10/1/18, repurchase price $3,723,061, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 5/15/19-8/15/47; total market value $3,796,807.(xx)	3,722,360	3,722,360
HSBC Securities, Inc., 2.18%, dated 9/25/18, due 10/2/18, repurchase price $2,000,484, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 2/15/33-2/15/43; total market value $2,040,742.(xx)	2,000,000	2,000,000
ING Bank NV, 2.42%, dated 9/28/18, due 10/1/18, repurchase price $1,500,303, collateralized by various Common Stocks; total market value $1,666,869.(xx)	1,500,000	1,500,000
Natwest Markets Securities, Inc., 2.14%, dated 9/25/18, due 10/2/18, repurchase price $3,000,713, collateralized by various U.S. Government Treasury Securities, ranging from 1.375%-2.125%, maturing 10/31/20-11/15/26; total market value $3,061,091.(xx)	3,000,000	3,000,000
Natwest Markets Securities, Inc., 2.19%, dated 9/28/18, due 10/5/18, repurchase price $1,000,426, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-3.375%, maturing 2/15/19-5/15/44; total market value $1,020,187.(xx)	1,000,000	1,000,000
Natwest Markets Securities, Inc., 2.25%, dated 9/28/18, due 10/1/18, repurchase price $1,000,188, collateralized by various U.S. Government Treasury Securities, ranging from 1.375%-2.875%, maturing 5/31/19-11/15/26; total market value $1,020,192.(xx)	1,000,000	1,000,000
NBC Global Finance Ltd., 2.34%, dated 9/28/18, due 10/1/18, repurchase price $4,000,780, collateralized by various Common Stocks; total market value $4,450,621.(xx)	4,000,000	4,000,000
NBC Global Finance Ltd., 2.37%, dated 9/28/18, due 10/5/18, repurchase price $7,003,226, collateralized by various Common Stocks; total market value $7,789,209.(xx)	7,000,000	7,000,000
Societe Generale SA, 2.19%, dated 9/28/18, due 10/5/18, repurchase price $10,004,258, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.125%, maturing 11/8/18-11/15/45; total market value $10,200,000.(xx)	10,000,000	10,000,000

See Notes to Portfolio of Investments.

5

EQ ADVISORS TRUST

EQ/MID CAP INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

	Principal Amount	Value (Note 1)
Societe Generale SA, 2.34%, dated 9/28/18, due 10/5/18, repurchase price $8,003,640, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.000%-4.250%, maturing 2/7/19-2/15/47; total market value $8,885,187.(xx)	$8,000,000	$8,000,000

Total Repurchase Agreements		47,722,360

U.S. Treasury Obligations (0.0%)
U.S. Treasury Bills
2.11%, 12/6/18#(p)	825,000	821,775

Total Short-Term Investments (2.3%) (Cost $48,544,231)		48,544,135

Total Investments in Securities (101.7%) (Cost $1,348,100,953)		2,102,989,706
Other Assets Less Liabilities (-1.7%)		(34,335,275)

Net Assets (100%)		$2,068,654,431

*	Non-income producing.

#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $821,775.

(p)	Yield to maturity.

(x)	All or a portion of security is on loan at September 30, 2018.

(xx)

At September 30, 2018, the Portfolio had loaned securities with a total value of $60,144,416. This was secured by cash collateral of $47,722,360 which was subsequently invested in joint repurchase agreements with a total value of $47,722,360, for which the Portfolio has a proportionate interest as reported in the Portfolio of Investments as Repurchase Agreements, and $13,630,321 collateralized by various U.S. Government Treasury Securities, ranging from 0.000% - 8.750%, maturing 10/4/18-11/15/46.

Glossary:

USD — United States Dollar

Futures contracts outstanding as of September 30, 2018 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P Midcap 400 E-Mini Index	89	12/2018	USD	18,024,280	(188,523)

					(188,523)

See Notes to Portfolio of Investments.

6

EQ ADVISORS TRUST

EQ/MID CAP INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2018:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$43,181,136	$—	$—	$43,181,136
Consumer Discretionary	239,049,455	—	—	239,049,455
Consumer Staples	68,446,374	—	—	68,446,374
Energy	108,975,987	—	—	108,975,987
Financials	327,425,232	—	—	327,425,232
Health Care	208,057,985	—	—	208,057,985
Industrials	302,543,029	—	—	302,543,029
Information Technology	340,934,603	—	—	340,934,603
Materials	140,078,374	—	—	140,078,374
Real Estate	181,020,103	—	—	181,020,103
Utilities	94,733,293	—	—	94,733,293
Short-Term Investments
Repurchase Agreements	—	47,722,360	—	47,722,360
U.S. Treasury Obligations	—	821,775	—	821,775

Total Assets	$2,054,445,571	$48,544,135	$—	$2,102,989,706

Liabilities:
Futures	$(188,523)	$—	$—	$(188,523)

Total Liabilities	$(188,523)	$—	$—	$(188,523)

Total	$2,054,257,048	$48,544,135	$—	$2,102,801,183

There were no transfers between Levels 1, 2 or 3 during the nine months ended September 30, 2018.

As of September 30, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$836,819,315
Aggregate gross unrealized depreciation	(82,919,857)

Net unrealized appreciation	$753,899,458

Federal income tax cost of investments in securities and derivative instruments, if applicable	$1,348,901,725

See Notes to Portfolio of Investments.

7

EQ ADVISORS TRUST

EQ/MONEY MARKET PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2018 (Unaudited)

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Repurchase Agreement (8.8%)
Bank of Nova Scotia (The), 2.23%, dated 9/28/18, due 10/1/18, repurchase price $100,018,583, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-2.750%, maturing 5/23/19-2/15/44; total market value $102,000,063	$100,000,000	$100,000,000

Total Repurchase Agreement		100,000,000

U.S. Government Agency Securities (58.3%)
FFCB
(Federal Reserve Bank Prime Loan Rate US - 3.07%), 2.18%, 2/20/19(k)	30,000,000	29,998,500
FHLB
2.00%, 10/1/18(o)(p)	112,000,000	112,000,000
(ICE LIBOR USD 1 Month - 0.14%), 1.97%, 10/5/18(k)	50,000,000	50,000,000
1.96%, 10/10/18(o)(p)	65,700,000	65,667,861
2.05%, 10/24/18(o)(p)	131,977,000	131,804,568
2.17%, 12/3/18(o)(p)	150,000,000	149,433,000
FHLMC
2.04%, 11/20/18(o)(p)	50,000,000	49,859,028
FNMA
1.95%, 10/10/18(o)(p)	75,775,000	75,738,154

Total U.S. Government Agency Securities		664,501,111

U.S. Treasury Obligations (30.6%)
U.S. Treasury Bills
2.01%, 11/8/18(p)	50,000,000	49,894,181
2.10%, 12/13/18(p)	200,000,000	199,150,361
2.08%, 12/27/18(p)	100,000,000	99,500,958

Total U.S. Treasury Obligations		348,545,500

Total Investments in Securities (97.7%) (Amortized Cost $1,113,046,611)		1,113,046,611
Other Assets Less Liabilities (2.3%)		25,652,568

Net Assets (100%)		$1,138,699,179

Federal Income Tax Cost of Investments		$1,113,046,611

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

EQ/MONEY MARKET PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

(k)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of September 30, 2018.

(o)	Discount Note Security. Effective rate calculated as of September 30, 2018.

(p)	Yield to maturity.

Glossary:

FFCB — Federal Farm Credit Bank

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corp.

FNMA — Federal National Mortgage Association

ICE — Intercontinental Exchange

LIBOR — London Interbank Offered Rate

USD — United States Dollar

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2018:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Short-Term Investments
Repurchase Agreement	$—	$100,000,000	$—	$100,000,000
U.S. Government Agency Securities	—	664,501,111	—	664,501,111
U.S. Treasury Obligations	—	348,545,500	—	348,545,500

Total Assets	$—	$1,113,046,611	$—	$1,113,046,611

Total Liabilities	$—	$—	$—	$—

Total	$—	$1,113,046,611	$—	$1,113,046,611

There were no transfers between Levels 1, 2 or 3 during the nine months ended September 30, 2018.

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

EQ/OPPENHEIMER GLOBAL PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
China (2.0%)
Baidu, Inc. (ADR)*	10,710	$2,449,163
JD.com, Inc. (ADR)*	130,919	3,415,677

		5,864,840

Denmark (0.6%)
FLSmidth & Co. A/S	29,493	1,835,363

France (9.6%)
Airbus SE	82,609	10,375,887
Kering SA	10,464	5,609,298
LVMH Moet Hennessy Louis Vuitton SE	26,571	9,396,989
Societe Generale SA	64,994	2,789,804

		28,171,978

Germany (8.8%)
Allianz SE (Registered)	23,334	5,201,653
Bayer AG (Registered)	29,130	2,587,674
Bayerische Motoren Werke AG (Preference)(q)	54,958	4,319,868
Linde AG	12,706	3,005,044
Puma SE	1,043	514,664
SAP SE	56,849	6,996,480
Siemens AG (Registered)	25,021	3,205,447

		25,830,830

India (2.6%)
DLF Ltd.	1,866,005	4,184,289
ICICI Bank Ltd. (ADR)	387,562	3,290,401

		7,474,690

Italy (0.3%)
Brunello Cucinelli SpA	19,809	771,624

Japan (13.6%)
Capcom Co. Ltd.	73,200	1,857,381
Dai-ichi Life Holdings, Inc.	111,663	2,324,757
FANUC Corp.	15,382	2,899,863
Keyence Corp.	7,778	4,516,744
Minebea Mitsumi, Inc.	96,000	1,740,539
Murata Manufacturing Co. Ltd.	35,317	5,428,722
Nidec Corp.	48,964	7,043,800
Nintendo Co. Ltd.	7,300	2,663,774
Omron Corp.	50,900	2,150,326
Renesas Electronics Corp.*	220,600	1,378,507
Suzuki Motor Corp.	55,200	3,161,781
TDK Corp.	42,600	4,645,432

		39,811,626

Netherlands (0.3%)
uniQure NV*	19,500	709,605

Spain (1.9%)
Banco Bilbao Vizcaya Argentaria SA	195,238	1,244,479
Industria de Diseno Textil SA	142,291	4,313,554

		5,558,033

Sweden (1.1%)
Assa Abloy AB, Class B	164,010	3,296,846

Switzerland (2.4%)
Credit Suisse Group AG (Registered)*	198,931	2,989,843
UBS Group AG (Registered)*	260,241	4,110,185

		7,100,028

United Kingdom (5.7%)
Circassia Pharmaceuticals plc(x)*	439,401	424,955
Earthport plc*	1,388,000	149,976
Farfetch Ltd., Class A*	5,050	137,512
International Consolidated Airlines Group SA	292,450	2,516,546
Prudential plc	218,948	5,021,205
TechnipFMC plc	84,556	2,660,508
Unilever plc	104,026	5,716,368

		16,627,070

United States (48.9%)
3M Co.	20,217	4,259,924
ACADIA Pharmaceuticals, Inc.(x)*	50,270	1,043,605
Adobe Systems, Inc.*	31,400	8,476,430
Agilent Technologies, Inc.	47,570	3,355,588
Alphabet, Inc., Class A*	15,757	19,019,960
Amazon.com, Inc.*	500	1,001,500
AnaptysBio, Inc.*	14,830	1,479,589
Anthem, Inc.	26,625	7,296,581
Biogen, Inc.*	8,190	2,893,609
Bluebird Bio, Inc.*	10,720	1,565,120
Blueprint Medicines Corp.*	22,590	1,763,375
Centene Corp.*	18,880	2,733,446
Citigroup, Inc.	95,706	6,865,949
Colgate-Palmolive Co.	90,783	6,077,922
Equifax, Inc.	15,820	2,065,617
Facebook, Inc., Class A*	41,875	6,886,763
Fidelity National Financial, Inc.	56,588	2,226,738
Gilead Sciences, Inc.	30,515	2,356,063
GlycoMimetics, Inc.*	59,780	860,832
Goldman Sachs Group, Inc. (The)	18,668	4,186,112
Incyte Corp.*	23,940	1,653,775
International Game Technology plc	87,179	1,721,785
Intuit, Inc.	35,475	8,067,015
Ionis Pharmaceuticals, Inc.*	27,950	1,441,661
Loxo Oncology, Inc.*	12,750	2,178,083
MacroGenics, Inc.*	55,350	1,186,704
Maxim Integrated Products, Inc.	108,129	6,097,394
Mirati Therapeutics, Inc.*	7,116	335,164
Newell Brands, Inc.	121,770	2,471,931
PayPal Holdings, Inc.*	57,210	5,025,326
S&P Global, Inc.	38,924	7,605,360
Sage Therapeutics, Inc.*	18,830	2,659,738
Shire plc	23,958	1,443,774
Tiffany & Co.	33,682	4,343,968
United Parcel Service, Inc., Class B	29,708	3,468,409
Walt Disney Co. (The)	37,077	4,335,784
Zimmer Biomet Holdings, Inc.	17,306	2,275,220

		142,725,814

Total Common Stocks (97.8%) (Cost $184,502,582)		285,778,347

PREFERRED STOCK:
India (0.0%)
Zee Entertainment Enterprises Ltd., 6.000% (Cost $—)	182,890	20,058

SHORT-TERM INVESTMENTS:
Investment Company (0.0%)
JPMorgan Prime Money Market Fund, IM Shares	38,235	38,246

	Principal Amount	Value (Note 1)
Repurchase Agreements (0.5%)
Deutsche Bank Securities, Inc., 2.26%, dated 9/28/18, due 10/1/18, repurchase price $386,375, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 5/15/19-8/15/47; total market value $394,028.(xx)	$386,302	386,302

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

EQ/OPPENHEIMER GLOBAL PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

	Principal Amount	Value (Note 1)
ING Bank NV, 2.42%, dated 9/28/18, due 10/1/18, repurchase price $100,020, collateralized by various Common Stocks; total market value $111,125.(xx)	$100,000	$100,000
Natwest Markets Securities, Inc., 2.14%, dated 9/25/18, due 10/2/18, repurchase price $250,059, collateralized by various U.S. Government Treasury Securities, ranging from 1.375%-2.125%, maturing 10/31/20-11/15/26; total market value $255,091.(xx)	250,000	250,000
Natwest Markets Securities, Inc., 2.19%, dated 9/28/18, due 10/5/18, repurchase price $250,106, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-3.375%, maturing 2/15/19-5/15/44; total market value $255,047.(xx)	250,000	250,000
NBC Global Finance Ltd., 2.34%, dated 9/28/18, due 10/1/18, repurchase price $300,059, collateralized by various Common Stocks; total market value $333,797.(xx)	300,000	300,000

Total Repurchase Agreements		1,286,302

Total Short-Term Investments (0.5%) (Cost $1,324,548)		1,324,548

Total Investments in Securities (98.3%) (Cost $185,827,130)		287,122,953
Other Assets Less Liabilities (1.7%)		5,070,473

Net Assets (100%)		$292,193,426

*	Non-income producing.

(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.

(x)	All or a portion of security is on loan at September 30, 2018.

(xx)

At September 30, 2018, the Portfolio had loaned securities with a total value of $1,203,603. This was secured by cash collateral of $1,286,302 which was subsequently invested in joint repurchase agreements with a total value of $1,286,302, for which the Portfolio has a proportionate interest as reported in the Portfolio of Investments as Repurchase Agreements.

Glossary:

ADR — American Depositary Receipt

Sector Weightings

As of September 30, 2018

	Market Value	% of Net Assets
Information Technology	$52,932,352	18.1%
Financials	47,856,486	16.4
Industrials	42,708,241	14.6
Health Care	42,244,161	14.5
Consumer Discretionary	41,180,151	14.1
Communication Services	37,232,883	12.7
Consumer Staples	11,794,290	4.1
Real Estate	4,184,289	1.4
Materials	3,005,044	1.0
Energy	2,660,508	0.9
Repurchase Agreements	1,286,302	0.5
Investment Company	38,246	0.0 #
Cash and Other	5,070,473	1.7

		100.0%

#	Less than 0.05%

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

EQ/OPPENHEIMER GLOBAL PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2018:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
China	$5,864,840	$—	$—	$5,864,840
Denmark	—	1,835,363	—	1,835,363
France	—	28,171,978	—	28,171,978
Germany	—	25,830,830	—	25,830,830
India	3,290,401	4,184,289	—	7,474,690
Italy	—	771,624	—	771,624
Japan	—	39,811,626	—	39,811,626
Netherlands	709,605	—	—	709,605
Spain	—	5,558,033	—	5,558,033
Sweden	—	3,296,846	—	3,296,846
Switzerland	—	7,100,028	—	7,100,028
United Kingdom	—	16,627,070	—	16,627,070
United States	141,282,040	1,443,774	—	142,725,814
Preferred Stocks
India	—	20,058	—	20,058
Short-Term Investments
Investment Company	38,246	—	—	38,246
Repurchase Agreements	—	1,286,302	—	1,286,302

Total Assets	$151,185,132	$135,937,821	$—	$287,122,953

Total Liabilities	$—	$—	$—	$—

Total	$151,185,132	$135,937,821	$—	$287,122,953

There were no transfers between Levels 1, 2 or 3 during the nine months ended September 30, 2018.

As of September 30, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$107,837,789
Aggregate gross unrealized depreciation	(7,900,994)

Net unrealized appreciation	$99,936,795

Federal income tax cost of investments in securities and derivative instruments, if applicable	$187,186,158

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

EQ/PIMCO GLOBAL REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2018 (Unaudited)

	Principal Amount		Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed Securities (3.8%)
CIFC Funding Ltd.,
Series 2015-5A A1R
3.195%, 10/25/27(l)§		$250,000	$249,172
Citigroup Mortgage Loan Trust, Inc.,
Series 2005-HE4 M3
2.676%, 10/25/35(l)		100,000	91,674
Countrywide Asset-Backed Certificates,
Series 2004-ECC1 M2
3.266%, 9/25/34(l)		72,728	74,315
Series 2007-1 1A
2.356%, 7/25/37(l)		128,849	119,244
Series 2007-6 1A
2.416%, 9/25/37(l)		26,980	24,654
Crown Point CLO 5 Ltd.,
Series 2018-5A A
3.276%, 7/17/28(b)(l)§		200,000	199,998
CSMC Trust,
Series 2017-1
4.500%, 3/25/21(l)		51,372	51,439
Evans Grove CLO Ltd.,
Series 2018-1A A1
3.231%, 5/28/28(l)§		300,000	297,926
Figueroa CLO Ltd.,
Series 2013-2A A1RR
3.188%, 6/20/27(l)§		100,000	99,772
Home Equity Asset Trust,
Series 2004-3 M1
3.071%, 8/25/34(l)		555,791	555,048
Home Equity Mortgage Loan Asset-Backed Trust,
Series 2007-A 1A
2.436%, 4/25/37(l)		32,092	25,749
HSI Asset Securitization Corp. Trust,
Series 2007-WF1 1A1
2.376%, 5/25/37(l)		95,984	93,137
Jamestown CLO VIII Ltd.,
Series 2015-8A A1AR
3.209%, 1/15/28(l)§		300,000	299,324
JMP Credit Advisors CLO IIIR Ltd.,
Series 2014-1RA A
3.186%, 1/17/28(l)§		250,000	247,987
Long Beach Mortgage Loan Trust,
Series 2006-WL1 1A1
2.676%, 1/25/46(l)		4,063	4,058
Mountain View CLO X Ltd.,
Series 2015-10A AR
3.157%, 10/13/27(l)§		180,000	179,408
Navient Student Loan Trust,
Series 2016-7A A
3.366%, 3/25/66(l)§		77,417	78,690
NovaStar Mortgage Funding Trust,
Series 2005-3 M2
2.921%, 1/25/36(l)		200,000	201,709
Option One Mortgage Loan Trust,
Series 2004-3 M2
3.071%, 11/25/34(l)		23,387	23,439
RAAC Trust,
Series 2007-SP3 A1
3.416%, 9/25/47(l)		32,961	32,904
TICP CLO III-2 Ltd.,
Series 2018-3R A
3.199%, 4/20/28(l)§		260,000	257,397
Venture XII CLO Ltd.,
Series 2012-12A ARR
3.111%, 2/28/26(l)§		250,000	249,125

Total Asset-Backed Securities			3,456,169

Collateralized Mortgage Obligations (2.0%)
Alternative Loan Trust,
Series 2006-HY11 A1
2.336%, 6/25/36(l)		171,036	159,206
Series 2007-1T1 1A1
6.000%, 3/25/37		240,334	176,019
Alternative Loan Trust Resecuritization,
Series 2008-2R 1A1
6.000%, 8/25/37(l)		90,385	86,186
Banc of America Funding Trust,
Series 2015-R2 10A2
3.835%, 6/29/37(b)(l)§		83,857	80,080
CSMC Trust,
Series 2007-4R 1A1
9.510%, 10/26/36(l)§		9,402	8,472
Series 2015-3R 5A2
2.215%, 9/29/36(l)§		351,000	328,870
DSLA Mortgage Loan Trust,
Series 2005-AR6 2A1A
2.458%, 10/19/45(l)		73,821	74,111
GNMA,
Series 2016-H17 FC
2.910%, 8/20/66(l)		272,890	277,412
GSR Mortgage Loan Trust,
Series 2004-12 3A6
4.405%, 12/25/34(l)		15,645	15,773
Series 2005-AR4 6A1
4.354%, 7/25/35(l)		88,402	88,944
JP Morgan Mortgage Trust,
Series 2005-A2 5A2
4.134%, 4/25/35(l)		26,224	26,732
Lehman Mortgage Trust,
Series 2005-3 4A1
5.234%, 1/25/36(l)		25,980	25,662
Residential Asset Securitization Trust,
Series 2006-A10 A5
6.500%, 9/25/36		155,836	111,289
Sequoia Mortgage Trust,
Series 6 A
2.808%, 4/19/27(l)		210,275	199,091
Trinity Square plc,
Series 2015-1A A
1.903%, 7/15/51(l)§	GBP	125,255	164,402

Total Collateralized Mortgage Obligations			1,822,249

Corporate Bonds (3.2%)
Communication Services (0.5%)
Diversified Telecommunication Services (0.2%)
AT&T, Inc.
(ICE LIBOR USD 3 Month + 0.75%), 3.071%, 6/1/21(k)		$100,000	100,897
5.150%, 2/15/50§		100,000	94,360

			195,257

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

EQ/PIMCO GLOBAL REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

	Principal Amount		Value (Note 1)
Media (0.3%)
Altice Financing SA
5.250%, 2/15/23§	EUR	200,000	$240,709

Total Communication Services			435,966

Consumer Discretionary (0.2%)
Automobiles (0.1%)
Hyundai Capital America
1.750%, 9/27/19§		$100,000	98,230

Internet & Direct Marketing Retail (0.1%)
eBay, Inc.
2.750%, 1/30/23		100,000	96,381

Total Consumer Discretionary			194,611

Consumer Staples (0.1%)
Tobacco (0.1%)
BAT Capital Corp.
(ICE LIBOR USD 3 Month + 0.59%), 2.909%, 8/14/20(k)§		100,000	100,407

Total Consumer Staples			100,407

Energy (0.4%)
Oil, Gas & Consumable Fuels (0.4%)
Enbridge, Inc.
(ICE LIBOR USD 3 Month + 0.40%), 2.731%, 1/10/20(k)		100,000	100,000
Petrobras Global Finance BV
7.375%, 1/17/27		100,000	101,515
5.999%, 1/27/28		233,000	214,709

Total Energy			416,224

Financials (1.4%)
Banks (0.1%)
HSBC Bank Canada
(Zero Coupon), 10/17/18	CAD	100,000	77,352
Nordea Kredit Realkreditaktieselskab
Series CC2
2.500%, 10/1/47	DKK	467	76

			77,428

Capital Markets (1.2%)
Deutsche Bank AG
4.250%, 10/14/21		$350,000	348,321
Goldman Sachs Group, Inc. (The)
(ICE LIBOR USD 3 Month + 1.20%), 3.534%, 9/15/20(k)		200,000	203,300
ING Bank NV
2.625%, 12/5/22§		100,000	97,215
UBS AG
(ICE LIBOR USD 3 Month + 0.32%), 2.637%, 12/7/18(k)§		200,000	200,088
(ICE LIBOR USD 3 Month + 0.58%), 2.907%, 6/8/20(k)§		200,000	200,840

			1,049,764

Consumer Finance (0.1%)
Ally Financial, Inc.
8.000%, 11/1/31		100,000	121,250

Thrifts & Mortgage Finance (0.0%)
BRFkredit A/S
Series 111E
2.500%, 10/1/47	DKK	8,549	1,389
Nykredit Realkredit A/S
Series 01E
2.500%, 10/1/47(m)		8,934	1,451
3.000%, 10/1/47		52,248	8,719
Realkredit Danmark A/S
Series 23S
2.500%, 7/1/47		24,992	4,062

			15,621

Total Financials			1,264,063

Health Care (0.1%)
Pharmaceuticals (0.1%)
Mylan NV
3.750%, 12/15/20		$100,000	100,247

Total Health Care			100,247

Industrials (0.1%)
Trading Companies & Distributors (0.1%)
International Lease Finance Corp.
8.250%, 12/15/20		100,000	109,276

Total Industrials			109,276

Utilities (0.4%)
Electric Utilities (0.2%)
NextEra Energy Capital Holdings, Inc.
(ICE LIBOR USD 3 Month + 0.32%), 2.636%, 9/3/19(k)		150,000	150,214

Gas Utilities (0.1%)
Dominion Energy Gas Holdings LLC
Series A
(ICE LIBOR USD 3 Month + 0.60%), 2.934%, 6/15/21(k)		100,000	100,177

Multi-Utilities (0.1%)
Sempra Energy
(ICE LIBOR USD 3 Month + 0.45%), 2.784%, 3/15/21(k)		100,000	99,897

Total Utilities			350,288

Total Corporate Bonds			2,971,082

Foreign Government Securities (58.6%)
Australia Government Bond
1.250%, 2/21/22 TIPS(m)	AUD	1,223,856	907,382
3.000%, 9/20/25 TIPS(m)		1,391,484	1,154,979
Canada Government Real Return Bond
1.500%, 12/1/44 TIPS	CAD	151,026	140,023
1.250%, 12/1/47 TIPS		435,708	390,204
Canadian Government Bond
4.250%, 12/1/21 TIPS		2,360,134	2,043,120
0.500%, 12/1/50 TIPS		258,330	190,995
Deutsche Bundesrepublik Inflation Linked Bond
0.500%, 4/15/30 TIPS(m)	EUR	584,058	785,670
0.100%, 4/15/46 TIPS(m)		85,937	118,558
France Government Bond OAT
1.300%, 7/25/19 TIPS(m)		43,924	52,440
0.100%, 7/25/21 TIPS(m)		2,391,885	2,908,788
0.250%, 7/25/24 TIPS(m)		838,808	1,059,776
0.100%, 3/1/25 TIPS(m)		680,506	846,965
1.850%, 7/25/27 TIPS(m)		2,270,756	3,282,262
0.100%, 3/1/28 TIPS(m)		854,369	1,059,865
0.700%, 7/25/30 TIPS(m)		753,509	1,006,940
4.750%, 4/25/35(m)		1,000,000	1,789,573
1.750%, 5/25/66(m)		320,000	358,816
Italy Buoni Poliennali Del Tesoro
1.650%, 4/23/20 TIPS(m)		100,998	119,861
2.600%, 9/15/23 TIPS(m)		247,464	312,550

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

EQ/PIMCO GLOBAL REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

	Principal Amount		Value (Note 1)
Japanese Government CPI Linked Bonds
0.100%, 3/10/26 TIPS	JPY	141,170,400	$1,292,271
0.100%, 3/10/27 TIPS		70,790,300	649,259
Kingdom of Denmark
0.100%, 11/15/23 TIPS	DKK	3,110,366	515,715
Kingdom of Spain
0.550%, 11/30/19 TIPS(m)	EUR	661,478	790,574
1.800%, 11/30/24 TIPS(m)		454,766	608,216
1.000%, 11/30/30 TIPS(m)		10,307	12,931
Kingdom of Sweden
0.250%, 6/1/22	SEK	700,000	91,046
1.000%, 6/1/25		500,000	70,378
0.125%, 6/1/26		1,050,000	141,577
New Zealand Government Bond
3.000%, 4/15/20(m)	NZD	100,000	67,502
2.000%, 9/20/25 TIPS(m)		427,720	299,590
2.500%, 9/20/35 TIPS(m)		104,350	77,664
Republic of Argentina
(ARLLMONP + 0.00%), 60.000%, 6/21/20(k)	ARS	4,180,000	119,457
(Argentina Deposit Rates Badlar Private Banks ARS 30 to 35 Days + 2.00%), 36.525%, 4/3/22(k)		200,000	4,563
5.875%, 1/11/28		$100,000	79,250
Republic of Cyprus
3.875%, 5/6/22(m)	EUR	40,000	51,701
3.750%, 7/26/23(m)		40,000	52,429
2.750%, 6/27/24(m)		10,000	12,609
4.250%, 11/4/25(m)		20,000	27,271
Republic of Italy
2.350%, 9/15/19 TIPS(m)		228,518	274,766
0.100%, 5/15/22 TIPS(m)		686,730	785,047
2.350%, 9/15/24 TIPS(m)		3,281,954	4,097,132
3.100%, 9/15/26 TIPS(m)		656,766	867,494
2.550%, 9/15/41 TIPS(m)		229,893	292,573
Republic of Peru
6.150%, 8/12/32(m)	PEN	600,000	184,526
U.K. Treasury Inflation Linked Bonds
1.875%, 11/22/22 TIPS(m)	GBP	694,463	1,064,378
2.500%, 7/17/24 TIPS(m)		110,000	517,883
7.185%, 7/17/24 TIPS		22,000	103,577
0.125%, 3/22/26 TIPS(m)		2,695,466	4,042,762
4.125%, 7/22/30 TIPS		17,000	79,540
1.250%, 11/22/32 TIPS(m)		927,620	1,761,648
0.750%, 3/22/34 TIPS(m)		236,541	433,653
1.750%, 9/7/37 TIPS(m)		1,080,000	1,376,320
0.125%, 3/22/44 TIPS(m)		650,731	1,273,689
0.125%, 3/22/46 TIPS(m)		2,086,060	4,189,087
0.750%, 11/22/47 TIPS(m)		284,729	671,700
0.125%, 8/10/48 TIPS(m)		758,596	1,581,169
0.250%, 3/22/52 TIPS(m)		398,023	909,144
1.250%, 11/22/55 TIPS(m)		413,316	1,261,673
0.125%, 11/22/56 TIPS(m)		377,539	895,825
0.125%, 3/22/58 TIPS(m)		332,466	802,512
0.375%, 3/22/62 TIPS(m)		94,366	262,099
0.125%, 11/22/65 TIPS(m)		659,807	1,824,709
0.125%, 3/22/68 TIPS(m)		259,475	749,713
United Mexican States
4.500%, 11/22/35 TIPS	MXN	1,832,642	106,689

Total Foreign Government Securities			53,902,078

Mortgage-Backed Security (1.0%)
FNMA
3.000%, 10/25/48 TBA		$1,000,000	956,797

Total Mortgage-Backed Security			956,797

U.S. Treasury Obligations (44.8%)
U.S. Treasury Inflation Linked Bonds
2.375%, 1/15/25 TIPS(z)		5,962,663	6,496,161
2.000%, 1/15/26 TIPS		375,831	404,120
1.750%, 1/15/28 TIPS		1,560,174	1,670,694
2.500%, 1/15/29 TIPS		284,050	326,658
3.875%, 4/15/29 TIPS		139,498	179,742
3.375%, 4/15/32 TIPS		184,568	239,992
2.125%, 2/15/40 TIPS		11,659	14,098
2.125%, 2/15/41 TIPS		310,705	378,256
0.750%, 2/15/42 TIPS		211,901	199,028
0.625%, 2/15/43 TIPS		109,610	99,734
1.375%, 2/15/44 TIPS		1,319,186	1,415,094
0.750%, 2/15/45 TIPS		214,034	199,216
1.000%, 2/15/46 TIPS		1,265,648	1,250,459
0.875%, 2/15/47 TIPS		1,317,490	1,261,452
1.000%, 2/15/48 TIPS(z)		3,117,939	3,081,968
U.S. Treasury Inflation Linked Notes
0.125%, 4/15/19 TIPS		1,059,348	1,052,877
0.125%, 4/15/20 TIPS		1,093,338	1,079,293
1.250%, 7/15/20 TIPS		462,216	467,534
0.125%, 4/15/21 TIPS(z)		6,718,930	6,580,961
0.625%, 7/15/21 TIPS		415,941	414,833
0.125%, 1/15/22 TIPS		77,939	76,015
0.125%, 4/15/22 TIPS		793,752	771,331
0.125%, 1/15/23 TIPS		955,308	924,921
0.625%, 4/15/23 TIPS		334,802	330,583
0.625%, 1/15/24 TIPS(z)		2,859,946	2,821,841
0.125%, 7/15/24 TIPS(z)		3,306,012	3,177,141
0.250%, 1/15/25 TIPS		1,406,568	1,350,064
0.375%, 7/15/25 TIPS		656,730	635,992
0.625%, 1/15/26 TIPS		2,046,919	2,003,795
0.125%, 7/15/26 TIPS(v)		504,638	476,086
0.375%, 1/15/27 TIPS		114,758	109,620
0.500%, 1/15/28 TIPS		1,809,342	1,737,563

Total U.S. Treasury Obligations			41,227,122

Total Long-Term Debt Securities (113.4%) (Cost $102,100,442)			104,335,497

SHORT-TERM INVESTMENTS:
Banker’s Acceptance (0.9%)
Bank of Nova Scotia (The)
1.51%, 10/10/18(p)	CAD	200,000	154,776
Bank of Nova Scotia, Halifax
1.49%, 10/9/18(p)		200,000	154,783
Canadian Imperial Bank of Commerce
1.26%, 10/4/18(p)		200,000	154,819
HSBC Bank Canada
1.31%, 10/4/18(p)		200,000	154,818
Royal Bank of Canada
1.26%, 10/4/18(p)		100,000	77,410
1.49%, 10/9/18(p)		200,000	154,783

Total Banker’s Acceptance			851,389

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

EQ/PIMCO GLOBAL REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

	Principal Amount		Value (Note 1)
Certificates of Deposit (0.1%)
Bank of Montreal
5.04%, 10/1/18(p)	CAD	100,000	$77,410

Commercial Paper (0.3%)
Toronto-Dominion Bank (The)
1.92%, 10/15/18(n)(p)		200,000	154,717
1.83%, 10/24/18(n)(p)		100,000	77,326

Total Commercial Paper			232,043

Foreign Government Treasury Bills (2.3%)
Argentina Treasury Bills
(293.60)%, 10/12/18(p)	ARS	200,000	5,369
11.60%, 10/12/18(p)		$100,000	99,621
137.65%, 10/17/18(p)	ARS	6,000	137
7.92%, 11/16/18(p)		$79,000	78,202
(6.95)%, 12/28/18(p)	ARS	193,000	4,756
(2.75)%, 1/31/19(p)		274,000	6,699
(7.28)%, 2/28/19(p)		76,000	1,899
Federative Republic of Brazil
0.00%, 1/1/19(p)	BRL	7,429,000	1,810,387
Hellenic Republic
24.49%, 10/5/18(p)	EUR	80,000	92,569

Total Foreign Government Treasury Bills			2,099,639

Total Short-Term Investments (3.6%) (Cost $3,424,988)			3,260,481

Total Investments in Securities (117.0%) (Cost $105,525,430)			107,595,978
Other Assets Less Liabilities (-17.0%)			(15,601,817)

Net Assets (100%)			$91,994,161

§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At September 30, 2018, the market value of these securities amounted to $3,772,472 or 4.1% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(b)	Rule 144A Illiquid Security. At September 30, 2018, the market value of these securities amounted to $280,078 or 0.3% of net assets.

(k)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of September 30, 2018.

(l)

Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of September 30, 2018.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At September 30, 2018, the market value of these securities amounted to $47,885,865 or 52.1% of net assets.

(n)	Section 4(2) Commercial Paper. Private placement for non-current transactions. Notes are usually sold to accredited investors without the intent to freely re-sell their holding.

(p)	Yield to maturity.

(v)	All, or a portion of security held by broker as collateral for forward foreign currency contracts, with a total collateral value of $62,486.

(z)	All or a portion of the Security is held as a Sale-Buyback position.

Glossary:

ARS — Argentina Peso

AUD — Australian Dollar

BRL — Brazilian Real

CAD — Canadian Dollar

CLO — Collateralized Loan Obligation

COP — Colombian Peso

CPI — Consumer Price Index

DKK — Denmark Krone

EUR — European Currency Unit

FNMA — Federal National Mortgage Association

GBP — British Pound

GNMA — Government National Mortgage Association

ICE — Intercontinental Exchange

JPY — Japanese Yen

KRW — Korean Republic Won

LIBOR — London Interbank Offered Rate

MXN — Mexican Peso

NZD — New Zealand Dollar

PEN — Peruvian Sol

RUB — Russian Ruble

SEK — Swedish Krona

SGD — Singapore Dollar

TBA — To Be Announced; Security is subject to delayed delivery

TIPS — Treasury Inflation Protected Security

TRY — Turkish Lira

TWD — New Taiwan Dollar

USD — United States Dollar

Country Diversification

As a Percentage of Total Net Assets

Argentina	0.4%
Australia	2.3
Brazil	2.3
Canada	4.3
Cayman Islands	2.3
Cyprus	0.2
Denmark	0.6
France	13.5
Germany	1.4
Greece	0.1
Italy	7.3
Japan	2.1
Luxembourg	0.3
Mexico	0.1
Netherlands	0.1
New Zealand	0.5
Peru	0.2
Spain	1.5
Sweden	0.3
Switzerland	0.4
United Kingdom	26.3
United States	50.5
Cash and Other	(17.0)

100.0%

See Notes to Portfolio of Investments.

4

EQ ADVISORS TRUST

EQ/PIMCO GLOBAL REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

Futures contracts outstanding as of September 30, 2018 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Euro-Bund	15	12/2018	EUR	2,765,447	(13,599)
Euro-Buxl	1	12/2018	EUR	202,394	(3,369)
U.S. Treasury 10 Year Note	78	12/2018	USD	9,264,937	(104,551)
U.S. Treasury 5 Year Note	23	12/2018	USD	2,586,961	(22,669)

					(144,188)

Short Contracts
Australia 10 Year Bond	(1)	12/2018	AUD	(93,141)	681
Australia 3 Year Bond	(12)	12/2018	AUD	(965,147)	1,323
Euro-BTP	(4)	12/2018	EUR	(575,138)	13,076
Euro-OAT	(37)	12/2018	EUR	(6,488,934)	53,636
Japan 10 Year Bond	(1)	12/2018	JPY	(1,320,982)	247
Long Gilt	(19)	12/2018	GBP	(2,995,031)	13,041
U.S. Treasury 10 Year Ultra Note	(2)	12/2018	USD	(252,000)	4,638
U.S. Treasury 2 Year Note	(56)	12/2018	USD	(11,801,126)	27,933
U.S. Treasury Long Bond	(42)	12/2018	USD	(5,901,000)	177,918
U.S. Treasury Ultra Bond	(5)	12/2018	USD	(771,406)	22,102

					314,595

					170,407

Forward foreign currency contracts outstanding as of September 30, 2018 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
USD	546,715	DKK	3,475,000	Bank of America	10/1/2018	5,682
USD	2,303,034	AUD	3,183,000	Goldman Sachs Bank USA	10/2/2018	2,203
USD	20,477,174	EUR	17,511,257	Bank of America	10/2/2018	145,729
USD	861,633	EUR	736,000	Goldman Sachs Bank USA	10/2/2018	7,100
USD	1,400,541	GBP	1,065,000	Goldman Sachs Bank USA	10/2/2018	12,419
USD	1,825,890	JPY	203,500,000	Barclays Bank plc	10/2/2018	34,832
USD	24,821	EUR	20,000	Bank of America	10/5/2018	1,594
USD	74,885	EUR	60,000	Goldman Sachs Bank USA	10/5/2018	5,206
USD	116,214	TRY	588,008	Goldman Sachs Bank USA	10/19/2018	19,897
USD	206,400	PEN	677,775	Deutsche Bank AG**	10/24/2018	1,426
USD	816,234	JPY	90,000,000	Bank of America	10/29/2018	22,525
USD	543,675	JPY	60,000,000	Barclays Bank plc	10/29/2018	14,536
USD	2,584,695	AUD	3,561,000	Bank of America	11/2/2018	10,056
USD	21,076,331	EUR	18,086,257	Bank of America	11/2/2018	24,839
USD	25,929,009	GBP	19,655,429	JPMorgan Chase Bank	11/2/2018	273,879
USD	1,807,210	JPY	203,500,000	JPMorgan Chase Bank	11/2/2018	12,008
USD	90,310	SGD	123,164	Credit Suisse	12/19/2018	58
USD	883,965	BRL	3,371,000	Goldman Sachs Bank USA**	1/3/2019	55,710
USD	1,089,609	BRL	4,058,000	JPMorgan Chase Bank**	1/3/2019	92,558

Total unrealized appreciation						742,257

USD	75,932	CAD	100,000	JPMorgan Chase Bank	10/1/2018	(1,488)
AUD	3,561,000	USD	2,584,226	Bank of America	10/2/2018	(10,157)
EUR	84,000	USD	97,777	Barclays Bank plc	10/2/2018	(249)
EUR	77,000	USD	90,177	Goldman Sachs Bank USA	10/2/2018	(776)
GBP	135,000	USD	178,050	Bank of America	10/2/2018	(2,091)
GBP	19,978,429	USD	26,318,653	JPMorgan Chase Bank	10/2/2018	(278,770)
JPY	203,500,000	USD	1,803,140	JPMorgan Chase Bank	10/2/2018	(12,082)
USD	272,103	AUD	378,000	Bank of America	10/2/2018	(1,134)
USD	3,042,277	CAD	3,936,000	Bank of America	10/2/2018	(4,989)
USD	24,649,749	GBP	18,923,429	Goldman Sachs Bank USA	10/2/2018	(15,047)
USD	413,094	NZD	625,000	Barclays Bank plc	10/2/2018	(1,187)
USD	278,955	SEK	2,535,000	Bank of America	10/2/2018	(6,280)
USD	152,262	CAD	200,000	Goldman Sachs Bank USA	10/4/2018	(2,587)
USD	227,763	CAD	300,000	JPMorgan Chase Bank	10/4/2018	(4,511)
USD	152,039	CAD	200,000	Goldman Sachs Bank USA	10/9/2018	(2,831)

See Notes to Portfolio of Investments.

5

EQ ADVISORS TRUST

EQ/PIMCO GLOBAL REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
USD	153,941	CAD	200,000	JPMorgan Chase Bank	10/9/2018	(929)
USD	153,945	CAD	200,000	JPMorgan Chase Bank	10/10/2018	(928)
ARS	3,302,824	USD	87,724	Barclays Bank plc**	10/11/2018	(8,709)
USD	153,723	CAD	200,000	Goldman Sachs Bank USA	10/15/2018	(1,166)
USD	77,063	CAD	100,000	Barclays Bank plc	10/17/2018	(385)
TRY	577,000	USD	117,495	Bank of America	10/19/2018	(22,980)
COP	612,910,750	USD	212,319	Goldman Sachs Bank USA**	10/24/2018	(5,412)
USD	77,312	CAD	100,000	JPMorgan Chase Bank	10/24/2018	(148)
USD	100,346	MXN	1,886,789	JPMorgan Chase Bank	10/26/2018	(54)
JPY	150,000,000	USD	1,331,515	Barclays Bank plc	10/29/2018	(8,666)
GBP	125,000	USD	163,440	Bank of America	11/2/2018	(285)
GBP	861,000	USD	1,125,229	Barclays Bank plc	11/2/2018	(1,414)
ARS	233,613	USD	7,090	Deutsche Bank AG**	11/15/2018	(1,756)
RUB	11,707,148	USD	181,729	Goldman Sachs Bank USA**	11/15/2018	(3,848)
USD	170,784	KRW	189,629,480	JPMorgan Chase Bank**	12/19/2018	(508)
USD	90,009	TWD	2,738,704	JPMorgan Chase Bank**	12/19/2018	(193)
USD	543,500	DKK	3,465,000	Goldman Sachs Bank USA	1/2/2019	(702)

Total unrealized depreciation						(402,262)

Net unrealized appreciation						339,995

**	Non-deliverable forward.

Written Put Options Contracts as of September 30, 2018 (Note 1):

Description	Counterparty	Number of Contracts	Notional Amount		Exercise Price		Expiration Date	Value ($)
Euro-Bund	Exchange Traded	3	EUR	(300,000)	EUR	159.50	10/26/2018	(4,110)
U.S. Treasury 10 Year Note	Exchange Traded	18	USD	(1,800,000)	USD	118.00	10/26/2018	(2,531)
U.S. Treasury 10 Year Note	Exchange Traded	3	USD	(300,000)	USD	120.00	10/26/2018	(3,891)
U.S. Treasury 30 Year Bond	Exchange Traded	4	USD	(400,000)	USD	142.00	10/26/2018	(7,562)

								(18,094)

Total Written Options Contracts (Premiums Received ($12,734))								(18,094)

See Notes to Portfolio of Investments.

6

EQ ADVISORS TRUST

EQ/PIMCO GLOBAL REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2018:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Asset-Backed Securities	$—	$3,456,169	$—	$3,456,169
Collateralized Mortgage Obligations	—	1,822,249	—	1,822,249
Corporate Bonds
Communication Services	—	435,966	—	435,966
Consumer Discretionary	—	194,611	—	194,611
Consumer Staples	—	100,407	—	100,407
Energy	—	416,224	—	416,224
Financials	—	1,264,063	—	1,264,063
Health Care	—	100,247	—	100,247
Industrials	—	109,276	—	109,276
Utilities	—	350,288	—	350,288
Foreign Government Securities	—	53,902,078	—	53,902,078
Forward Currency Contracts	—	742,257	—	742,257
Futures	314,595	—	—	314,595
Mortgage-Backed Securities	—	956,797	—	956,797
Short-Term Investments
Banker’s Acceptance	—	851,389	—	851,389
Certificate of Deposit	—	77,410	—	77,410
Commercial Paper	—	232,043	—	232,043
Foreign Government Treasury Bills	—	2,099,639	—	2,099,639
U.S. Treasury Obligations	—	41,227,122	—	41,227,122

Total Assets	$314,595	$108,338,235	$—	$108,652,830

Liabilities:
Forward Currency Contracts	—	(402,262)	—	(402,262)
Futures	(144,188)	—	—	(144,188)
Options Written
Put Options Written	(18,094)	—	—	(18,094)

Total Liabilities	$(162,282)	$(402,262)	$—	$(564,544)

Total	$152,313	$107,935,973	$—	$108,088,286

There were no transfers between Levels 1, 2 or 3 during the nine months ended September 30, 2018.

As of September 30, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$5,285,841
Aggregate gross unrealized depreciation	(2,679,664)

Net unrealized appreciation	$2,606,177

Federal income tax cost of investments in securities and derivative instruments, if applicable	$105,482,109

See Notes to Portfolio of Investments.

7

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2018 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed Securities (15.1%)
Ally Auto Receivables Trust,
Series 2017-3 A2
1.530%, 3/16/20	$754,146	$752,967
Series 2018-3 A2
2.720%, 5/17/21	5,000,000	4,998,588
Ally Master Owner Trust,
Series 2018-3 A
2.478%, 7/15/22(l)	4,000,000	4,009,906
American Airlines Pass-Through Trust,
Series 2017-1 B
4.950%, 2/15/25	3,510,000	3,551,769
Arkansas Student Loan Authority,
Series 2010-1 A
3.217%, 11/25/43(l)	998,569	1,002,419
BMW Vehicle Owner Trust,
Series 2018-A A2A
2.090%, 11/25/20	2,820,359	2,810,709
CarMax Auto Owner Trust,
Series 2018-2 A2
2.730%, 8/16/21	3,000,000	2,995,981
Chase Issuance Trust,
Series 2016-A1 A
2.568%, 5/15/21(l)	3,000,000	3,006,692
Chesapeake Funding II LLC,
Series 2018-2A A2
2.528%, 8/15/30(b)(l)§	5,000,000	5,000,193
Citibank Credit Card Issuance Trust,
Series 2017-A5 A5
2.832%, 4/22/26(l)	3,000,000	3,026,612
Citigroup Mortgage Loan Trust,
Series 2007-AMC2 A3A
2.296%, 1/25/37(l)	49,379	34,916
Colony Starwood Homes Trust,
Series 2016-1A A
3.658%, 7/17/33(l)§	2,406,053	2,406,057
CSMC Trust,
Series 2017-1
4.500%, 3/25/21(l)	1,798,021	1,800,353
Daimler Trucks Retail Trust,
Series 2018-1 A2
2.600%, 5/15/20§	3,960,188	3,959,108
Discover Card Execution Note Trust,
Series 2017-A1 A1
2.648%, 7/15/24(l)	6,500,000	6,554,155
Drug Royalty II LP 2,
Series 2014-1 A1
5.189%, 7/15/23(b)(l)§	418,688	422,068
Edsouth Indenture No. 3 LLC,
Series 2012-2 A
2.946%, 4/25/39(l)§	942,258	944,101
Federal Express Corp. Pass-Through Trust,
Series 1998
6.720%, 1/15/22	2,555,537	2,662,601
Ford Credit Auto Lease Trust,
Series 2018-A A2A
2.710%, 12/15/20	4,000,000	3,993,672
Series 2018-B A2A
2.930%, 4/15/21	5,000,000	4,997,845
GM Financial Automobile Leasing Trust,
Series 2018-3 A2A
2.890%, 9/21/20	3,000,000	2,999,819
GM Financial Consumer Automobile Receivables Trust,
Series 2018-2 A2A
2.550%, 5/17/21	3,000,000	2,994,979
GSAA Trust,
Series 2007-6 A4
2.516%, 5/25/47(l)	179,155	147,523
Hertz Fleet Lease Funding LP,
Series 2018-1 A2
3.230%, 5/10/32§	2,000,000	1,998,727
Hyundai Auto Lease Securitization Trust,
Series 2017-C A2A
1.890%, 3/16/20§	4,028,491	4,011,158
Series 2018-A A2A
2.550%, 8/17/20§	2,170,000	2,166,537
Marlette Funding Trust,
Series 2018-2A A
3.060%, 7/17/28§	1,562,926	1,560,185
Massachusetts Educational Financing Authority,
Series 2008-1 A1
3.285%, 4/25/38(l)	172,145	172,741
Mercedes-Benz Auto Receivables Trust,
Series 2018-1 A1
2.350%, 8/15/19	4,211,322	4,210,762
MMAF Equipment Finance LLC,
Series 2018-A A2
2.920%, 7/12/21§	3,000,000	2,996,561
Navient Private Education Loan Trust,
Series 2014-CTA A
2.858%, 9/16/24(l)§	1,022,402	1,023,471
Series 2015-AA A2A
2.650%, 12/15/28§	726,825	707,394
Series 2017-A A1
2.558%, 12/16/58(l)§	2,610,038	2,611,987
Series 2018-CA A1
3.010%, 6/16/42§	4,800,821	4,797,981
Navient Student Loan Trust,
Series 2016-7A A
3.366%, 3/25/66(l)§	2,322,518	2,360,696
Series 2017-5A A
3.016%, 7/26/66(l)§	4,244,160	4,284,789
Series 2018-4A A1
2.389%, 6/27/67(b)(l)§	5,000,000	4,999,148
NCUA Guaranteed Notes Trust,
Series 2010-A1 A
2.483%, 12/7/20(l)	560,785	561,479
Nelnet Student Loan Trust,
Series 2005-3 A5
2.486%, 12/24/35(l)	4,266,490	4,230,196
Series 2013-5A A
2.846%, 1/25/37(l)§	1,805,482	1,806,045
Series 2016-1A A
3.016%, 9/25/65(l)§	9,270,469	9,359,457
Nissan Auto Receivables Owner Trust,
Series 2015-B A4
1.790%, 1/17/22	3,500,000	3,472,701

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

	Principal Amount	Value (Note 1)
Northstar Education Finance, Inc.,
Series 2012-1 A
2.916%, 12/26/31(l)§	$1,176,138	$1,181,662
Northwest Airlines Pass-Through Trust,
Series 2002-1 G-2
6.264%, 11/20/21	301,142	310,357
OneMain Financial Issuance Trust,
Series 2015-2A A
2.570%, 7/18/25§	93,966	93,957
Panhandle-Plains Higher Education Authority, Inc.,
Series 2010-2 A1
3.467%, 10/1/35(l)	555,400	559,353
PHEAA Student Loan Trust,
Series 2016-2A A
3.166%, 11/25/65(l)§	3,319,913	3,362,990
Santander Retail Auto Lease Trust,
Series 2018-A A1
2.200%, 3/20/19§	1,565,252	1,565,252
SBA Tower Trust (REIT),
2.898%, 10/15/19§	2,600,000	2,594,779
SLC Student Loan Trust,
Series 2005-1 A3
2.414%, 2/15/25(l)	3,979,283	3,975,536
Series 2005-2 A3
2.444%, 3/15/27(l)	1,240,283	1,238,744
Series 2005-3 A3
2.454%, 6/15/29(l)	3,140,409	3,124,448
Series 2006-2 A5
2.434%, 9/15/26(l)	6,266,000	6,258,787
SLM Student Loan Trust,
Series 2005-3 A5
2.425%, 10/25/24(l)	3,298,502	3,296,377
Series 2005-7 A4
2.485%, 10/25/29(l)	2,749,560	2,745,777
Series 2005-8 A4
2.885%, 1/25/28(l)	2,727,625	2,724,009
Series 2008-9 A
3.835%, 4/25/23(l)	4,403,653	4,496,139
Series 2010-1 A
2.616%, 3/25/25(l)	3,251,757	3,201,849
Series 2012-3 A
2.866%, 12/27/38(l)	7,849,553	7,893,151
SMB Private Education Loan Trust,
Series 2015-A A2B
3.158%, 6/15/27(l)§	8,229,482	8,294,598
Series 2015-B A2B
3.358%, 7/15/27(b)(l)§	2,906,430	2,941,590
Series 2016-C A2A
2.340%, 9/15/34§	7,000,000	6,761,828
Series 2018-A A1
2.508%, 3/16/26(l)§	7,505,662	7,509,620
SoFi Consumer Loan Program Trust,
Series 2018-1 A1
2.550%, 2/25/27§	1,749,909	1,742,101
Series 2018-2 A1
2.930%, 4/26/27§	2,117,766	2,113,060
SoFi Professional Loan Program LLC,
Series 2015-D A2
2.720%, 10/27/36§	297,671	291,794
Series 2016-E A1
3.066%, 7/25/39(l)§	357,596	359,217
SoFi Professional Loan Program Trust,
Series 2018-B A1FX
2.640%, 8/25/47§	1,694,480	1,684,866
Series 2018-C A1FX
3.080%, 1/25/48(b)§	4,936,402	4,904,981
United States Small Business Administration,
Series 2003-20I 1
5.130%, 9/1/23	1,267	1,298
Series 2004-20C 1
4.340%, 3/1/24	14,132	14,192
Series 2005-20B 1
4.625%, 2/1/25	17,645	17,863
Series 2008-20G 1
5.870%, 7/1/28	1,685,568	1,763,593
Series 2008-20H 1
6.020%, 8/1/28	1,266,765	1,354,068
World Omni Auto Receivables Trust,
Series 2015-B A4
1.840%, 1/17/22	1,500,000	1,488,102
Series 2018-B A2
2.570%, 7/15/21	3,000,000	2,993,652

Total Asset-Backed Securities		215,264,638

Collateralized Mortgage Obligations (9.6%)
Alternative Loan Trust,
Series 2005-61 2A1
2.496%, 12/25/35(l)	8,631	8,354
Series 2005-62 2A1
2.845%, 12/25/35(l)	55,628	51,056
Series 2006-OA22 A1
2.376%, 2/25/47(l)	232,490	227,916
Series 2007-OA7 A1A
2.396%, 5/25/47(l)	51,377	50,179
American Home Mortgage Assets Trust,
Series 2006-1 2A1
2.406%, 5/25/46(l)	2,929,549	2,707,806
BCAP LLC Trust,
Series 2006-AA2 A1
2.386%, 1/25/37(l)	284,801	267,874
Bear Stearns ALT-A Trust,
Series 2005-4 1A1
2.656%, 4/25/35(l)	450,299	448,623
Series 2005-7 22A1
4.187%, 9/25/35(l)	630,503	513,143
Bear Stearns ARM Trust,
Series 2002-11 1A2
3.634%, 2/25/33(l)	1,992	1,844
Series 2003-3 3A2
4.046%, 5/25/33(l)	17,949	18,190
Series 2003-8 2A1
3.815%, 1/25/34(l)	1,569	1,606
Series 2003-8 4A1
4.144%, 1/25/34(l)	6,840	6,890
Series 2004-10 15A1
4.506%, 1/25/35(l)	32,398	33,751
Series 2004-10 21A1
3.912%, 1/25/35(l)	532,297	536,179
Series 2007-3 1A1
3.962%, 5/25/47(l)	1,717,660	1,543,932

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

	Principal Amount	Value (Note 1)
CHL Mortgage Pass-Through Trust,
Series 2002-30 M
3.672%, 10/19/32(l)	$1,619	$1,560
Series 2003-HYB3 7A1
4.529%, 11/19/33(l)	4,921	4,979
Series 2004-12 11A1
3.913%, 8/25/34(l)	94,107	89,016
Series 2005-25 A11
5.500%, 11/25/35	158,158	140,501
Series 2005-3 1A2
2.796%, 4/25/35(l)	94,140	91,526
Citigroup Mortgage Loan Trust,
Series 2005-11 A1A
4.490%, 5/25/35(l)	7,556	7,598
Series 2005-11 A2A
4.820%, 10/25/35(l)	106,884	108,286
Series 2005-12 2A1
2.864%, 8/25/35(l)§	299,276	279,342
Citigroup Mortgage Loan Trust, Inc.,
Series 2005-6 A1
3.410%, 9/25/35(l)	8,456	8,586
Series 2005-6 A2
4.240%, 9/25/35(l)	38,530	39,027
Credit Suisse First Boston Mortgage Securities Corp.,
Series 2002-P1A A
2.713%, 3/25/32(l)§	525	503
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust,
Series 2003-3 3A1
5.000%, 10/25/18	14,059	14,023
Series 2005-AR2 7A1
3.737%, 10/25/35(l)	40,713	35,335
Deutsche Alt-B Securities Mortgage Loan Trust,
Series 2006-AB4 A1B1
2.316%, 10/25/36(l)	986	765
FHLMC,
Series 2142 Z
6.500%, 4/15/29	3,924	4,288
Series 2411 FJ
2.508%, 12/15/29(l)	776	777
Series 3017 CF
2.458%, 8/15/25(l)	433,478	432,936
Series 3222 FN
2.558%, 9/15/36(l)	18,354	18,338
Series 3241 FM
2.538%, 11/15/36(l)	10,579	10,641
Series 3245 NF
2.638%, 11/15/36(l)	397,961	399,641
Series 328 F4
2.442%, 2/15/38(l)	2,139,802	2,139,389
Series 3335 AF
2.308%, 10/15/20(l)	43	43
Series 343 F4
2.432%, 10/15/37(l)	2,437,635	2,440,913
Series 3807 FM
2.658%, 2/15/41(l)	434,594	438,072
Series 3850 FC
2.578%, 4/15/41(l)	316,817	316,573
Series 3898 TF
2.658%, 7/15/39(l)	42,690	43,149
Series 3927 FH
2.608%, 9/15/41(l)	518,357	520,325
Series 4283 JF
2.558%, 12/15/43(l)	3,722,709	3,731,411
Series 4367 GF
2.442%, 3/15/37(l)	5,131,407	5,096,147
Series 4615 AF
2.432%, 10/15/38(l)	1,748,963	1,747,109
Series 4678 AF
2.482%, 12/15/42(l)	8,391,598	8,390,715
Series 4779 WF
2.432%, 7/15/44(l)	8,625,837	8,598,918
Series T-57 1A1
6.500%, 7/25/43	3,501	3,903
Series T-62 1A1
3.045%, 10/25/44(l)	276,012	274,780
Series T-63 1A1
3.045%, 2/25/45(l)	356,256	355,762
First Horizon Alternative Mortgage Securities Trust,
Series 2004-AA1 A1
4.105%, 6/25/34(l)	44,444	44,222
First Horizon Mortgage Pass-Through Trust,
Series 2005-AR3 2A1
4.277%, 8/25/35(l)	54,559	45,479

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

	Principal Amount	Value (Note 1)
FNMA,
Series 2003-W8 3F2
2.566%, 5/25/42(l)	$17,061	$17,152
Series 2005-38 F
2.516%, 5/25/35(l)	32,325	32,277
Series 2006-118 A2
2.276%, 12/25/36(l)	145,904	144,188
Series 2006-5 3A2
3.914%, 5/25/35(l)	68,107	71,383
Series 2007-109 GF
2.896%, 12/25/37(l)	902,610	917,971
Series 2007-84 FN
2.716%, 8/25/37(l)	387,098	389,709
Series 2010-74 AF
2.756%, 7/25/37(l)	293,512	295,954
Series 2011-86 KF
2.766%, 9/25/41(l)	1,271,389	1,285,188
Series 2011-86 NF
2.766%, 9/25/41(l)	877,849	885,943
Series 2012-65 FA
2.666%, 6/25/42(l)	448,189	449,772
Series 2014-42 FA
2.492%, 7/25/44(l)	1,812,707	1,810,083
Series 2014-84 BF
2.432%, 12/25/44(l)	3,973,071	3,973,967
Series 2015-64 KF
2.442%, 9/25/45(l)	7,430,210	7,431,063
Series 2016-11 AF
2.581%, 3/25/46(l)	5,938,960	5,934,187
Series 2016-40 PF
2.531%, 7/25/46(l)	5,021,685	5,000,252
Series 2016-84 DF
2.502%, 11/25/46(l)	1,659,517	1,662,516
Series 2016-97 CF
2.502%, 12/25/56(l)	3,228,515	3,233,776
Series 2017-108 AF
2.516%, 1/25/48(l)	2,578,886	2,576,041
GNMA,
Series 2010-112 BG
2.000%, 3/16/35	706,349	703,980
Series 2011-156 FJ
2.565%, 4/20/40(l)	718,763	724,356
Series 2011-94 AB
2.000%, 1/20/39	394,974	394,028
Series 2012-H08 FC
2.650%, 4/20/62(l)	2,600,763	2,611,245
Series 2012-H11 FA
2.780%, 2/20/62(l)	6,667,783	6,716,747
Series 2012-H12 FA
2.630%, 4/20/62(l)	3,304,097	3,315,670
Series 2012-H12 FB
3.130%, 2/20/62(l)	3,246,120	3,294,077
Series 2013-H13 FT
2.870%, 5/20/63(l)	1,467,233	1,469,292
Series 2015-H32 FA
2.830%, 12/20/65(l)	4,098,763	4,152,288
Series 2016-180 WF
2.564%, 9/20/45(l)	848,017	851,526
Series 2016-H14 FA
2.880%, 6/20/66(l)	3,609,087	3,663,597
Series 2016-H17 FK
2.930%, 7/20/66(l)	904,391	920,430
Series 2016-H20 PT
4.984%, 9/20/66(l)	3,705,018	4,083,992
Series 2017-H07 FG
2.540%, 2/20/67(l)	11,831,809	11,853,748
Series 2017-H12 FE
2.280%, 6/20/66(l)	3,327,171	3,321,627
GreenPoint Mortgage Funding Trust,
Series 2005-AR5 1A1
2.756%, 11/25/45(l)	17,189	15,154
GSR Mortgage Loan Trust,
Series 2005-AR6 2A1
3.902%, 9/25/35(l)	30,117	30,697
HarborView Mortgage Loan Trust,
Series 2005-2 2A1A
2.608%, 5/19/35(l)	12,137	11,803
Series 2006-1 2A1A
2.408%, 3/19/36(l)	92,233	85,011
IndyMac INDX Mortgage Loan Trust,
Series 2004-AR11 2A
3.625%, 12/25/34(l)	55,557	55,248
MASTR Adjustable Rate Mortgages Trust,
Series 2004-13 3A7
4.416%, 11/21/34(l)	29,459	30,226
MASTR Alternative Loan Trust,
Series 2003-5 6A1
6.000%, 8/25/33	519,949	526,095
Mellon Residential Funding Corp. Mortgage Pass-Through Certificates,
Series 2001-TBC1 A1
2.858%, 11/15/31(l)	15,654	15,653
Merrill Lynch Mortgage Investors Trust,
Series 2005-3 4A
2.466%, 11/25/35(l)	10,526	10,208
Series 2005-3 5A
2.466%, 11/25/35(l)	37,699	35,379
MRFC Mortgage Pass-Through Trust,
Series 2000-TBC3 A1
2.598%, 12/15/30(l)	5,482	5,310
NCUA Guaranteed Notes Trust,
Series 2010-R3 2A
2.680%, 12/8/20(l)	4,404,963	4,426,696
RALI Trust,
Series 2005-QO1 A1
2.516%, 8/25/35(l)	19,129	17,083
RBSSP Resecuritization Trust,
Series 2009-12 16A1
4.361%, 10/25/35(l)§	1,501,996	1,512,726
Reperforming Loan REMIC Trust,
Series 2005-R2 1AF1
2.556%, 6/25/35(l)§	20,706	19,972
Securitized Asset Sales, Inc.,
Series 1993-6 A5
4.611%, 11/26/23(l)	578	513
Sequoia Mortgage Trust,
Series 10 2A1
2.925%, 10/20/27(l)	1,778	1,701
Series 2003-4 2A1
2.515%, 7/20/33(l)	728,385	701,389
Series 2005-2 A2
2.764%, 3/20/35(l)	732,984	686,547
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-1 4A2
4.233%, 2/25/34(l)	33,960	34,194
Series 2004-19 2A1
3.245%, 1/25/35(l)	15,216	14,439
Series 2005-17 3A1
4.179%, 8/25/35(l)	61,036	60,967

See Notes to Portfolio of Investments.

4

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

	Principal Amount	Value (Note 1)
Structured Asset Mortgage Investments II Trust,
Series 2004-AR5 1A1
2.828%, 10/19/34(l)	$29,075	$28,706
Series 2005-AR5 A1
2.418%, 7/19/35(l)	57,741	56,331
Series 2005-AR5 A2
2.418%, 7/19/35(l)	68,765	67,164
Series 2006-AR4 2A1
2.406%, 6/25/36(l)	21,068	20,922
Series 2006-AR5 1A1
2.426%, 5/25/36(l)	774,955	710,665
WaMu Mortgage Pass-Through Certificates Trust,
Series 2002-AR17 1A
3.045%, 11/25/42(l)	3,472	3,340
Series 2002-AR2 A
2.268%, 2/27/34(l)	1,846	1,823
Series 2003-AR1 A5
3.448%, 3/25/33(l)	264,276	267,771
Series 2004-AR1 A
3.727%, 3/25/34(l)	439,646	449,023
Series 2005-AR13 A1A1
2.506%, 10/25/45(l)	71,339	72,040
Series 2005-AR15 A1A1
2.476%, 11/25/45(l)	20,401	20,526
Series 2006-AR15 2A
2.518%, 11/25/46(l)	17,511	17,346
Series 2006-AR3 A1A
2.845%, 2/25/46(l)	30,325	30,310
Series 2006-AR7 3A
2.518%, 7/25/46(l)	90,540	89,048
Wells Fargo Mortgage-Backed Securities Trust,
Series 2004-S A1
4.427%, 9/25/34(l)	9,529	9,768
Series 2007-10 1A22
2.716%, 7/25/37(l)	207,928	185,830

Total Collateralized Mortgage Obligations		136,807,570

Commercial Mortgage-Backed Securities (4.7%)
280 Park Avenue Mortgage Trust,
Series 2017-280P A
3.038%, 9/15/34(l)§	1,000,000	1,000,332
BAMLL Commercial Mortgage Securities Trust,
Series 2014-FL1 A
3.558%, 12/15/31(l)§	1,493,060	1,492,116
Bancorp Commercial Mortgage Trust,
Series 2016-CRE1 A
3.588%, 11/15/33(l)§	1,039,257	1,040,810
CFCRE Commercial Mortgage Trust,
Series 2017-C8 ASB
3.367%, 6/15/50	3,500,000	3,442,637
Cold Storage Trust,
Series 2017-ICE3 A
3.158%, 4/15/36(l)§	3,500,000	3,508,704
CSMC Trust,
Series 2017-CHOP A
2.908%, 7/15/32(l)§	8,000,000	7,994,943
Series 2017-HD A
3.108%, 2/15/31(l)§	5,000,000	5,000,178
DBCG Mortgage Trust,
Series 2017-BBG A
2.858%, 6/15/34(l)§	5,000,000	5,000,061
DBUBS Mortgage Trust,
Series 2011-LC3A A4
4.551%, 8/10/44	4,352,039	4,438,579
FHLMC Multifamily Structured Pass-Through Certificates,
Series K004 AX1
1.432%, 8/25/19 IO(l)	59,830,676	550,933
Series KF49 A
2.556%, 6/25/25(l)	1,299,973	1,297,544
GS Mortgage Securities Corp. Trust,
Series 2017-500K A
2.858%, 7/15/32(l)§	2,000,000	1,999,997
JP Morgan Chase Commercial Mortgage Securities Trust,
Series 2017-MAUI A
2.963%, 7/15/34(l)§	2,500,000	2,501,597
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2017-C33 ASB
3.401%, 5/15/50	4,600,000	4,564,654
Natixis Commercial Mortgage Securities Trust,
Series 2018-RIVA A
2.908%, 2/15/33(l)§	1,000,000	1,000,037
RAIT Trust,
Series 2017-FL7 A
3.108%, 6/15/37(l)§	2,935,014	2,935,969
Rosslyn Portfolio Trust,
Series 2017-ROSS A
3.108%, 6/15/33(l)§	5,000,000	5,006,537
Stonemont Portfolio Trust,
Series 2017-MONT A
3.015%, 8/20/30(l)§	4,175,227	4,173,958
Vornado DP LLC Trust,
Series 2010-VNO A2FX
4.004%, 9/13/28§	2,775,000	2,819,180
Wells Fargo Commercial Mortgage Trust,
Series 2015-C29 ASB
3.400%, 6/15/48	970,000	968,901
WFRBS Commercial Mortgage Trust,
Series 2011-C4 AFL
3.608%, 6/15/44(l)§	4,621,000	4,701,757
Series 2014-C21 ASBF
2.718%, 8/15/47(l)§	1,800,000	1,807,326

Total Commercial Mortgage-Backed Securities		67,246,750

Corporate Bonds (61.7%)
Communication Services (3.5%)
Diversified Telecommunication Services (1.9%)
AT&T, Inc.
(ICE LIBOR USD 3 Month + 0.75%), 3.071%, 6/1/21(k)	3,100,000	3,127,807
(ICE LIBOR USD 3 Month + 0.95%), 3.289%, 7/15/21(k)	8,300,000	8,388,332
(ICE LIBOR USD 3 Month + 0.89%), 3.209%, 2/15/23(k)§	4,400,000	4,358,686
(ICE LIBOR USD 3 Month + 1.18%), 3.514%, 6/12/24(k)	2,400,000	2,409,704
Verizon Communications, Inc.
(ICE LIBOR USD 3 Month + 1.00%), 3.334%, 3/16/22(k)(x)	9,300,000	9,490,524

		27,775,053

See Notes to Portfolio of Investments.

5

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

	Principal Amount	Value (Note 1)
Entertainment (0.1%)
NBCUniversal Enterprise, Inc.
1.974%, 4/15/19(b)§	$1,000,000	$995,070

Media (1.5%)
Charter Communications Operating LLC
3.579%, 7/23/20	3,500,000	3,491,250
4.464%, 7/23/22	1,000,000	1,013,750
(ICE LIBOR USD 3 Month + 1.65%), 3.986%, 2/1/24(k)	5,800,000	5,912,520
Discovery Communications LLC
2.200%, 9/20/19	4,565,000	4,529,029
2.750%, 11/15/19§	740,000	736,330
2.800%, 6/15/20§	2,000,000	1,979,820
Time Warner Cable LLC
8.250%, 4/1/19	3,250,000	3,333,281

		20,995,980

Total Communication Services		49,766,103

Consumer Discretionary (7.5%)
Automobiles (5.0%)
BMW US Capital LLC
(ICE LIBOR USD 3 Month + 0.37%), 2.689%, 8/14/20(k)§	4,000,000	4,011,652
(ICE LIBOR USD 3 Month + 0.41%), 2.747%, 4/12/21(k)§	900,000	902,905
(ICE LIBOR USD 3 Month + 0.50%), 2.819%, 8/13/21(k)§	2,000,000	2,008,460
(ICE LIBOR USD 3 Month + 0.64%), 2.977%, 4/6/22(k)§	1,000,000	1,005,410
Daimler Finance North America LLC
(ICE LIBOR USD 3 Month + 0.74%), 3.077%, 7/5/19(k)§	8,500,000	8,540,068
(ICE LIBOR USD 3 Month + 0.62%), 2.959%, 10/30/19(k)§	12,200,000	12,249,073
General Motors Co.
3.500%, 10/2/18	3,525,000	3,525,073
Hyundai Capital America
2.400%, 10/30/18§	1,000,000	999,600
2.550%, 2/6/19§	2,100,000	2,095,453
2.500%, 3/18/19§	3,600,000	3,585,846
1.750%, 9/27/19§	6,000,000	5,893,800
1.750%, 9/27/19(m)(x)	679,000	666,982
(ICE LIBOR USD 3 Month + 0.80%), 3.136%, 4/3/20(k)(m)	272,000	272,098
(ICE LIBOR USD 3 Month + 0.80%), 3.137%, 9/18/20(b)(k)§	2,400,000	2,404,488
Nissan Motor Acceptance Corp.
(ICE LIBOR USD 3 Month + 0.89%), 3.227%, 1/13/22(k)§	20,000,000	20,209,188
(ICE LIBOR USD 3 Month + 0.69%), 3.076%, 9/28/22(k)§	1,500,000	1,499,408
Volkswagen Group of America Finance LLC
2.450%, 11/20/19§	2,000,000	1,982,795

		71,852,299

Hotels, Restaurants & Leisure (0.5%)
McDonald’s Corp.
(ICE LIBOR USD 3 Month + 0.43%), 2.769%, 10/28/21(k)	7,500,000	7,518,274

Household Durables (0.9%)
DR Horton, Inc.
3.750%, 3/1/19	6,750,000	6,758,593
2.550%, 12/1/20	3,000,000	2,938,466
4.375%, 9/15/22	2,500,000	2,518,818

		12,215,877

Internet & Direct Marketing Retail (1.1%)
eBay, Inc.
(ICE LIBOR USD 3 Month + 0.48%), 2.823%, 8/1/19(k)	9,585,000	9,611,908
QVC, Inc.
3.125%, 4/1/19	5,635,000	5,630,449

		15,242,357

Total Consumer Discretionary		106,828,807

Consumer Staples (2.8%)
Beverages (0.1%)
Molson Coors Brewing Co.
1.900%, 3/15/19	2,095,000	2,087,213

Food Products (1.4%)
Conagra Brands, Inc.
(ICE LIBOR USD 3 Month + 0.50%), 2.839%, 10/9/20(k)	1,500,000	1,496,454
General Mills, Inc.
6.590%, 10/15/18	4,000,000	4,000,000
Kraft Heinz Foods Co.
(ICE LIBOR USD 3 Month + 0.42%), 2.761%, 8/9/19(k)	3,000,000	3,004,519
(ICE LIBOR USD 3 Month + 0.57%), 2.910%, 2/10/21(k)	2,500,000	2,504,158
(ICE LIBOR USD 3 Month + 0.82%), 3.161%, 8/10/22(k)	4,110,000	4,131,413
Tyson Foods, Inc.
2.650%, 8/15/19	5,000,000	4,988,204

		20,124,748

Tobacco (1.3%)
BAT Capital Corp.
2.297%, 8/14/20§	5,000,000	4,900,554
(ICE LIBOR USD 3 Month + 0.59%), 2.909%, 8/14/20(k)§	3,000,000	3,012,210
(ICE LIBOR USD 3 Month + 0.88%), 3.194%, 8/15/22(k)§	8,400,000	8,466,444
(ICE LIBOR USD 3 Month + 0.88%), 3.194%, 8/15/22(k)(m)(x)	1,500,000	1,511,865
Reynolds American, Inc.
8.125%, 6/23/19	436,000	451,731

		18,342,804

Total Consumer Staples		40,554,765

Energy (2.7%)
Energy Equipment & Services (0.8%)
Schlumberger Holdings Corp.
2.350%, 12/21/18§	11,700,000	11,694,678

Oil, Gas & Consumable Fuels (1.9%)
Enable Midstream Partners LP
2.400%, 5/15/19(e)	3,000,000	2,987,347
Energy Transfer Partners LP
9.700%, 3/15/19	2,000,000	2,063,017
9.000%, 4/15/19	2,500,000	2,579,189
5.750%, 9/1/20	2,500,000	2,586,517
4.150%, 10/1/20	2,700,000	2,732,793
EQT Corp.
8.125%, 6/1/19	1,000,000	1,033,011
(ICE LIBOR USD 3 Month + 0.77%), 3.107%, 10/1/20(k)	4,500,000	4,539,904
Kinder Morgan Energy Partners LP
2.650%, 2/1/19	1,464,000	1,462,875

See Notes to Portfolio of Investments.

6

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

	Principal Amount	Value (Note 1)
Phillips 66
(ICE LIBOR USD 3 Month + 0.65%), 2.989%, 4/15/19(k)§	$6,500,000	$6,517,635

		26,502,288

Total Energy		38,196,966

Financials (25.4%)
Banks (6.5%)
Bank of America Corp.
(ICE LIBOR USD 3 Month + 0.66%), 3.007%, 7/21/21(k)(x)	9,300,000	9,381,577
(ICE LIBOR USD 3 Month + 0.65%), 2.987%, 10/1/21(k)	10,000,000	10,060,200
Citigroup, Inc.
(ICE LIBOR USD 3 Month + 1.31%), 3.645%, 10/26/20(k)(x)	7,800,000	7,958,715
(ICE LIBOR USD 3 Month + 1.38%), 3.766%, 3/30/21(k)	3,300,000	3,376,984
(ICE LIBOR USD 3 Month + 1.02%), 3.344%, 6/1/24(k)	3,000,000	3,012,875
Discover Bank
2.600%, 11/13/18	10,300,000	10,299,392
Fifth Third Bank
(ICE LIBOR USD 3 Month + 0.59%), 2.971%, 9/27/19(k)	14,000,000	14,060,315
JPMorgan Chase & Co.
(ICE LIBOR USD 3 Month + 0.55%), 2.877%, 3/9/21(k)	11,000,000	11,062,336
(ICE LIBOR USD 3 Month + 1.10%), 3.417%, 6/7/21(k)(x)	7,256,000	7,389,742
Santander Holdings USA, Inc.
(ICE LIBOR USD 3 Month + 1.00%), 3.339%, 7/15/19(k)	300,000	301,189
2.650%, 4/17/20	4,000,000	3,948,560
Wells Fargo & Co.
(ICE LIBOR USD 3 Month + 1.34%), 3.661%, 3/4/21(k)	1,500,000	1,534,042
(ICE LIBOR USD 3 Month + 0.93%), 3.268%, 2/11/22(k)	2,200,000	2,233,620
Wells Fargo Bank NA
(SOFRRATE + 0.48%), 2.640%, 3/25/20(k)	1,500,000	1,500,405
(ICE LIBOR USD 3 Month + 0.50%), 2.847%, 7/23/21(k)	6,000,000	6,026,455

		92,146,407

Capital Markets (4.0%)
BGC Partners, Inc.
5.125%, 5/27/21	2,500,000	2,556,698
Goldman Sachs Group, Inc. (The)
(ICE LIBOR USD 3 Month + 1.16%), 3.507%, 4/23/20(k)(x)	2,000,000	2,023,900
(ICE LIBOR USD 3 Month + 1.17%), 3.484%, 11/15/21(k)	11,400,000	11,588,775
Mizuho Securities USA LLC
(ICE LIBOR USD 3 Month + 0.65%), 3.036%, 6/28/19(k)§	14,000,000	14,020,460
Morgan Stanley
2.450%, 2/1/19	3,000,000	2,999,147
2.375%, 7/23/19	5,000,000	4,978,575
(ICE LIBOR USD 3 Month + 0.55%), 2.891%, 2/10/21(k)	9,000,000	9,048,320
(ICE LIBOR USD 3 Month + 0.93%), 3.277%, 7/22/22(k)	2,000,000	2,020,397
Nasdaq, Inc.
(ICE LIBOR USD 3 Month + 0.39%), 2.756%, 3/22/19(k)	5,000,000	5,005,489
USAA Capital Corp.
2.450%, 8/1/20§	2,800,000	2,761,745

		57,003,506

Consumer Finance (7.7%)
American Express Credit Corp.
(ICE LIBOR USD 3 Month + 0.73%), 3.041%, 5/26/20(k)	21,010,000	21,181,131
Caterpillar Financial Services Corp.
(ICE LIBOR USD 3 Month + 0.18%), 2.503%, 12/6/18(k)	7,000,000	7,000,505
(ICE LIBOR USD 3 Month + 0.28%), 2.597%, 9/7/21(k)	2,000,000	1,999,233
Ford Motor Credit Co. LLC
1.897%, 8/12/19	2,000,000	1,978,364
2.597%, 11/4/19	2,000,000	1,982,735
Series 1
(ICE LIBOR USD 3 Month + 0.83%), 3.164%, 3/12/19(k)	11,800,000	11,811,514
General Motors Financial Co., Inc.
3.100%, 1/15/19	4,000,000	4,002,788
(ICE LIBOR USD 3 Month + 1.56%), 3.899%, 1/15/20(k)	6,100,000	6,179,910
(ICE LIBOR USD 3 Month + 0.85%), 3.189%, 4/9/21(k)	1,000,000	1,003,800
Harley-Davidson Financial Services, Inc.
(ICE LIBOR USD 3 Month + 0.35%), 2.677%, 3/8/19(b)(k)§	2,000,000	2,001,030
HSBC USA, Inc.
(ICE LIBOR USD 3 Month + 0.61%), 2.948%, 11/13/19(k)	22,200,000	22,314,579
Synchrony Financial
2.600%, 1/15/19	4,200,000	4,199,173
(ICE LIBOR USD 3 Month + 1.23%), 3.578%, 2/3/20(k)	10,415,000	10,488,986
Toyota Motor Credit Corp.
(ICE LIBOR USD 3 Month + 0.40%), 2.712%, 5/17/22(k)	14,300,000	14,336,299

		110,480,047

Diversified Financial Services (1.4%)
AIG Global Funding
(ICE LIBOR USD 3 Month + 0.48%), 2.817%, 7/2/20(k)§	4,550,000	4,560,173
(ICE LIBOR USD 3 Month + 0.46%), 2.833%, 6/25/21(k)§	3,500,000	3,505,462
JPMorgan Chase Bank NA
(ICE LIBOR USD 3 Month + 0.25%), 2.588%, 2/13/20(k)	2,500,000	2,499,974
National Rural Utilities Cooperative Finance Corp.
(ICE LIBOR USD 3 Month + 0.38%), 2.771%, 6/30/21(k)	10,000,000	10,027,814

		20,593,423

Insurance (5.8%)
Allstate Corp. (The)
(ICE LIBOR USD 3 Month + 0.43%), 2.816%, 3/29/21(k)	400,000	400,376
American International Group, Inc.
2.300%, 7/16/19	4,000,000	3,985,208
Athene Global Funding
(ICE LIBOR USD 3 Month + 1.14%), 3.488%, 4/20/20(k)§	5,400,000	5,461,560
(ICE LIBOR USD 3 Month + 1.23%), 3.566%, 7/1/22(k)§	9,200,000	9,367,724

See Notes to Portfolio of Investments.

7

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

	Principal Amount	Value (Note 1)
Jackson National Life Global Funding
(ICE LIBOR USD 3 Month + 0.25%), 2.631%, 12/27/18(k)§	$15,200,000	$15,207,282
(ICE LIBOR USD 3 Month + 0.48%), 2.811%, 6/11/21(k)§	13,000,000	13,064,185
Metropolitan Life Global Funding I
(ICE LIBOR USD 3 Month + 0.22%), 2.559%, 9/19/19(k)§	7,500,000	7,513,177
(SOFRRATE + 0.57%), 2.730%, 9/7/20(b)(k)§	6,000,000	6,016,740
New York Life Global Funding
(ICE LIBOR USD 3 Month + 0.32%), 2.661%, 8/6/21(k)§	1,500,000	1,503,838
Protective Life Global Funding
1.722%, 4/15/19§	1,000,000	994,472
(ICE LIBOR USD 3 Month + 0.52%), 2.906%, 6/28/21(k)§	5,000,000	5,005,245
Reliance Standard Life Global Funding II
2.150%, 10/15/18§	7,000,000	6,998,461
2.500%, 1/15/20§	2,000,000	1,980,736
3.050%, 1/20/21§	5,000,000	4,934,759

		82,433,763

Total Financials		362,657,146

Health Care (2.9%)
Biotechnology (0.5%)
Gilead Sciences, Inc.
(ICE LIBOR USD 3 Month + 0.22%), 2.558%, 3/20/19(k)	7,535,000	7,540,396

Health Care Equipment & Supplies (0.4%)
Becton Dickinson and Co.
2.675%, 12/15/19	1,500,000	1,484,063
Zimmer Biomet Holdings, Inc.
2.700%, 4/1/20	3,000,000	2,970,750
(ICE LIBOR USD 3 Month + 0.75%), 3.089%, 3/19/21(k)	1,200,000	1,205,961

		5,660,774

Health Care Providers & Services (1.1%)
CVS Health Corp.
(ICE LIBOR USD 3 Month + 0.63%), 2.957%, 3/9/20(k)(x)	1,900,000	1,910,479
(ICE LIBOR USD 3 Month + 0.72%), 3.047%, 3/9/21(k)(x)	5,500,000	5,546,862
Halfmoon Parent, Inc.
(ICE LIBOR USD 3 Month + 0.35%), 2.684%, 3/17/20(b)(k)§	1,000,000	1,000,639
(ICE LIBOR USD 3 Month + 0.65%), 2.984%, 9/17/21(b)(k)§	7,000,000	7,001,071

		15,459,051

Pharmaceuticals (0.9%)
Bayer US Finance II LLC
2.125%, 7/15/19§	2,325,000	2,309,879
(ICE LIBOR USD 3 Month + 0.63%), 3.003%, 6/25/21(k)§	1,700,000	1,708,529
Bayer US Finance LLC
2.375%, 10/8/19§	6,907,000	6,861,670
Zoetis, Inc.
(ICE LIBOR USD 3 Month + 0.44%), 2.762%, 8/20/21(k)	1,500,000	1,502,400

		12,382,478

Total Health Care		41,042,699

Industrials (4.9%)
Aerospace & Defense (0.3%)
Textron, Inc.
(ICE LIBOR USD 3 Month + 0.55%), 2.891%, 11/10/20(k)	2,100,000	2,102,275
United Technologies Corp.
(ICE LIBOR USD 3 Month + 0.65%), 2.965%, 8/16/21(k)	2,700,000	2,705,319

		4,807,594

Airlines (0.6%)
Delta Air Lines, Inc.
2.875%, 3/13/20	2,584,000	2,567,979
2.600%, 12/4/20	2,300,000	2,251,240
Southwest Airlines Co.
2.750%, 11/6/19	1,200,000	1,195,440
2.650%, 11/5/20	2,000,000	1,983,800

		7,998,459

Building Products (0.1%)
Masco Corp.
3.500%, 4/1/21	1,150,000	1,141,200

Industrial Conglomerates (0.5%)
General Electric Co.
(ICE LIBOR USD 3 Month + 1.00%), 3.334%, 3/15/23(k)	2,200,000	2,220,126
(ICE LIBOR USD 3 Month + 0.38%), 2.720%, 5/5/26(k)	5,200,000	4,951,873

		7,171,999

Machinery (0.2%)
CNH Industrial Capital LLC
4.375%, 11/6/20	1,000,000	1,011,250
Wabtec Corp.
(ICE LIBOR USD 3 Month + 1.05%), 3.382%, 9/15/21(k)	1,400,000	1,409,876

		2,421,126

Professional Services (0.2%)
Equifax, Inc.
(ICE LIBOR USD 3 Month + 0.87%), 3.184%, 8/15/21(k)(x)	2,100,000	2,114,024

Road & Rail (0.8%)
ERAC USA Finance LLC
2.800%, 11/1/18§	3,185,000	3,184,830
5.250%, 10/1/20§	2,000,000	2,068,673
Kansas City Southern
2.350%, 5/15/20	1,500,000	1,471,872
Norfolk Southern Corp.
5.900%, 6/15/19	2,500,000	2,552,635
Penske Truck Leasing Co. LP
2.500%, 6/15/19§	1,000,000	994,440
3.200%, 7/15/20§	1,500,000	1,491,597

		11,764,047

Trading Companies & Distributors (2.2%)
Air Lease Corp.
3.375%, 1/15/19	7,000,000	7,006,154
2.125%, 1/15/20	4,000,000	3,935,489
4.750%, 3/1/20	300,000	305,554
Aviation Capital Group LLC
6.750%, 4/6/21§	1,100,000	1,175,625
(ICE LIBOR USD 3 Month + 0.67%), 3.013%, 7/30/21(k)§	700,000	702,720
GATX Corp.
2.500%, 3/15/19	2,000,000	1,997,509
International Lease Finance Corp.
5.875%, 4/1/19	6,600,000	6,687,519
6.250%, 5/15/19	9,806,000	9,997,567

		31,808,137

Total Industrials		69,226,586

See Notes to Portfolio of Investments.

8

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

	Principal Amount	Value (Note 1)
Information Technology (3.5%)
Semiconductors & Semiconductor Equipment (1.0%)
Broadcom Corp.
2.375%, 1/15/20	$9,500,000	$9,384,435
QUALCOMM, Inc.
(ICE LIBOR USD 3 Month + 0.73%), 3.069%, 1/30/23(k)	5,100,000	5,131,622

		14,516,057

Software (0.3%)
VMware, Inc.
2.300%, 8/21/20	4,500,000	4,402,720

Technology Hardware, Storage & Peripherals (2.2%)
Dell International LLC
3.480%, 6/1/19§	14,950,000	14,988,801
4.420%, 6/15/21§	1,350,000	1,370,039
Hewlett Packard Enterprise Co.
(ICE LIBOR USD 3 Month + 1.93%), 4.267%, 10/5/18(k)	4,700,000	4,700,000
2.100%, 10/4/19§	9,200,000	9,117,837
HP, Inc.
(ICE LIBOR USD 3 Month + 0.94%), 3.279%, 1/14/19(k)	1,000,000	1,001,794

		31,178,471

Total Information Technology		50,097,248

Materials (1.2%)
Chemicals (0.3%)
Dow Chemical Co. (The)
8.550%, 5/15/19	4,000,000	4,136,606

Construction Materials (0.2%)
Martin Marietta Materials, Inc.
(ICE LIBOR USD 3 Month + 0.65%), 2.960%, 5/22/20(k)	2,000,000	2,007,422

Paper & Forest Products (0.7%)
Georgia-Pacific LLC
2.539%, 11/15/19§	10,420,000	10,347,107

Total Materials		16,491,135

Real Estate (2.5%)
Equity Real Estate Investment Trusts (REITs) (2.5%)
American Tower Corp. (REIT)
3.400%, 2/15/19	5,450,000	5,460,328
2.800%, 6/1/20	6,000,000	5,936,908
5.900%, 11/1/21	1,250,000	1,331,679
AvalonBay Communities, Inc. (REIT)
(ICE LIBOR USD 3 Month + 0.43%), 2.769%, 1/15/21(k)	1,300,000	1,300,029
Brixmor Operating Partnership LP (REIT)
(ICE LIBOR USD 3 Month + 1.05%), 3.363%, 2/1/22(k)	2,400,000	2,402,165
Goodman US Finance Two LLC (REIT)
6.000%, 3/22/22§	1,500,000	1,590,202
Senior Housing Properties Trust (REIT)
3.250%, 5/1/19	2,000,000	1,998,543
SL Green Operating Partnership LP (REIT)
(ICE LIBOR USD 3 Month + 0.98%), 3.345%, 8/16/21(k)	1,000,000	1,003,665
Ventas Realty LP (REIT)
2.700%, 4/1/20	2,300,000	2,271,668
VEREIT Operating Partnership LP (REIT)
3.000%, 2/6/19	3,500,000	3,499,524
WEA Finance LLC (REIT)
2.700%, 9/17/19§	9,475,000	9,446,175

Total Real Estate		36,240,886

Utilities (4.8%)
Electric Utilities (3.1%)
Duke Energy Corp.
(ICE LIBOR USD 3 Month + 0.50%), 2.819%, 5/14/21(b)(k)§	5,800,000	5,819,373
Emera US Finance LP
2.150%, 6/15/19	4,500,000	4,469,009
Jersey Central Power & Light Co.
7.350%, 2/1/19	2,025,000	2,059,118
Kentucky Utilities Co.
3.250%, 11/1/20	5,000,000	5,018,640
NextEra Energy Capital Holdings, Inc.
(ICE LIBOR USD 3 Month + 0.40%), 2.711%, 8/21/20(k)	4,500,000	4,508,262
Series H
3.342%, 9/1/20	5,000,000	5,009,739
Pennsylvania Electric Co.
5.200%, 4/1/20	1,500,000	1,534,779
Progress Energy, Inc.
4.875%, 12/1/19	1,000,000	1,020,059
Public Service Co. of Oklahoma
5.150%, 12/1/19	2,500,000	2,557,608
Southern Co. (The)
(ICE LIBOR USD 3 Month + 0.49%), 2.802%, 2/14/20(k)§	3,800,000	3,801,078
2.350%, 7/1/21	8,000,000	7,736,222

		43,533,887

Gas Utilities (0.6%)
Dominion Energy Gas Holdings LLC
2.500%, 12/15/19	8,300,000	8,237,192

Independent Power and Renewable Electricity Producers (0.1%)
Southern Power Co.
(ICE LIBOR USD 3 Month + 0.55%), 2.887%, 12/20/20(k)§	1,400,000	1,403,228

Multi-Utilities (1.0%)
Consolidated Edison Co. of New York, Inc.
Series C
(ICE LIBOR USD 3 Month + 0.40%), 2.773%, 6/25/21(k)	3,600,000	3,619,089
Dominion Energy, Inc.
2.500%, 12/1/19	5,000,000	4,969,175
Sempra Energy
(ICE LIBOR USD 3 Month + 0.25%), 2.589%, 7/15/19(k)	5,000,000	5,003,263

See Notes to Portfolio of Investments.

9

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

	Principal Amount	Value (Note 1)
(ICE LIBOR USD 3 Month + 0.45%), 2.784%, 3/15/21(k)	$1,100,000	$1,098,866

		14,690,393

Total Utilities		67,864,700

Total Corporate Bonds		878,967,041

Loan Participation (0.0%)
Consumer Discretionary (0.0%)
Hotels, Restaurants & Leisure (0.0%)
Las Vegas Sands LLC
(ICE LIBOR USD 1 Month + 1.75%), 3.992%, 3/27/25(k)	293,984	293,651

Total Loan Participation		293,651

Mortgage-Backed Securities (0.1%)
FHLMC
3.490%, 11/1/23(l)	1,775	1,800
3.549%, 1/1/34(l)	10,492	11,032
3.515%, 10/1/35(l)	6,597	6,813
3.551%, 11/1/35(l)	8,362	8,758
4.234%, 7/1/36(l)	299,234	310,224
4.079%, 9/1/36(l)	253,580	262,703
4.142%, 10/1/36(l)	173,635	181,151
FNMA
4.162%, 11/1/34(l)	182,761	191,845
3.189%, 1/1/35(l)	4,604	4,755
4.307%, 7/1/35(l)	34,021	35,431
3.713%, 12/1/35(l)	68,812	71,757
3.954%, 1/1/36(l)	34,838	36,910
3.420%, 3/1/36(l)	12,404	12,816
3.861%, 3/1/36(l)	49,809	52,657
2.947%, 3/1/44(l)	148,617	150,831
2.947%, 7/1/44(l)	1,924	1,953
2.947%, 10/1/44(l)	12,796	12,987

Total Mortgage-Backed Securities		1,354,423

Municipal Bonds (2.9%)
New Jersey Economic Development Authority, Motor Vehicle Surcharges Revenue Refunding, Series B
3.290%, 7/1/19	1,000,000	1,000,630
New York City Transitional Finance Authority Revenue Bonds, Series B, Subseries B-2
1.350%, 11/1/18	6,095,000	6,089,332
New York State Urban Development Corp., St Personal Income Tax
2.100%, 3/15/22	4,095,000	4,012,404
Public Finance Authority Wisconsin Healthcare Facilities Revenue Bonds, Series B
2.625%, 11/1/19	6,500,000	6,500,130
San Francisco City & County Redevelopment Agency, Affordable Housing Projects
2.193%, 8/1/19	1,750,000	1,738,222
State of California, High Speed Passenger Train, General Obligation Bonds, Series C (ICE LIBOR USD 1 Month + 0.78%, 11.00% Cap),
2.890%, 4/1/47(k)	7,000,000	7,040,810
State of Mississippi, Refunding, Series C
(ICE LIBOR USD 1 Month + 0.40%, 11.00% Cap),
2.520%, 11/1/28(k)	10,000,000	10,026,600
Successor Agency to the Inland Valley Development Agency Tax Allocation Refunding Bonds, Series 2014B, AGM
2.945%, 3/1/19	500,000	500,760
3.195%, 9/1/19	500,000	501,855
Tobacco Settlement Finance Authority of West Virginia, Series A
7.467%, 6/1/47	785,000	784,348
Washington Health Care Facilities Authority, Fred Hutchinson Cancer Research Center, Series B
(ICE LIBOR USD 1 Month + 1.10%, 12.00% Cap),
2.594%, 1/1/42(k)	3,000,000	3,031,560

Total Municipal Bonds		41,226,651

U.S. Government Agency Securities (1.9%)
FHLMC
1.600%, 7/26/19	10,000,000	9,924,688
1.800%, 4/13/20	5,000,000	4,930,362
FNMA
1.750%, 7/24/20	3,725,000	3,654,272
1.800%, 7/24/20	8,500,000	8,345,978

Total U.S. Government Agency Securities		26,855,300

U.S. Treasury Obligations (0.5%)
U.S. Treasury Inflation Linked Notes
0.750%, 7/15/28 TIPS(z)	7,629,944	7,514,920

Total U.S. Treasury Obligations		7,514,920

Total Long-Term Debt Securities (96.5%) (Cost $1,373,543,578)		1,375,530,944

SHORT-TERM INVESTMENTS:
Commercial Paper (3.4%)
AT&T, Inc.
2.92%, 5/28/19(n)(p)	2,800,000	2,746,489
Boston Scientific Corp.
7.13%, 10/1/18(n)(p)	1,600,000	1,599,683
Campbell Soup Co.
2.62%, 12/5/18(n)(p)	1,800,000	1,791,398
2.71%, 1/15/19(n)(p)	600,000	595,204
Discovery Communications LLC
2.95%, 10/31/18(n)(p)	1,500,000	1,496,204
Energy Transfer Partners LP
5.39%, 10/2/18(n)(p)	3,800,000	3,798,862
Entergy Corp.
2.78%, 11/6/18(n)(p)	5,000,000	4,985,760
Enterprise Products Operating LLC
2.72%, 10/18/18(n)(p)	5,000,000	4,993,208
Ford Motor Credit Co. LLC
2.93%, 1/4/19(n)(p)	1,000,000	992,244
3.05%, 2/19/19(n)(p)	4,300,000	4,248,882
McCormick & Co., Inc.
2.62%, 11/1/18(n)(p)	4,600,000	4,589,295
Mondelez International, Inc.
4.76%, 10/2/18(n)(p)	5,000,000	4,998,677
QUALCOMM, Inc.
2.45%, 11/7/18(n)(p)	5,000,000	4,987,111

See Notes to Portfolio of Investments.

10

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

	Principal Amount	Value (Note 1)
Royal Caribbean Cruises Ltd.
2.64%, 10/23/18(n)(p)	$1,480,000	$1,477,506
2.60%, 10/31/18(n)(p)	2,000,000	1,995,534
Walgreens Boots Alliance, Inc.
2.92%, 10/10/18(n)(p)	3,500,000	3,497,164

Total Commercial Paper		48,793,221

Repurchase Agreements (0.9%)
Deutsche Bank Securities, Inc., 2.26%, dated 9/28/18, due 10/1/18, repurchase price $4,202,336, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 5/15/19-8/15/47; total market value $4,285,576.(xx)	4,201,545	4,201,545
HSBC Securities, Inc., 2.18%, dated 9/25/18, due 10/2/18, repurchase price $1,000,242, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 2/15/33-2/15/43; total market value $1,020,371.(xx)	1,000,000	1,000,000
ING Bank NV, 2.42%, dated 9/28/18, due 10/1/18, repurchase price $800,161, collateralized by various Common Stocks; total market value $888,997.(xx)	800,000	800,000
Natwest Markets Securities, Inc., 2.14%, dated 9/25/18, due 10/2/18, repurchase price $2,000,476, collateralized by various U.S. Government Treasury Securities, ranging from 1.375%-2.125%, maturing 10/31/20-11/15/26; total market value $2,040,728.(xx)	2,000,000	2,000,000
Natwest Markets Securities, Inc., 2.19%, dated 9/28/18, due 10/5/18, repurchase price $2,000,852, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-3.375%, maturing 2/15/19-5/15/44; total market value $2,040,373.(xx)	2,000,000	2,000,000
NBC Global Finance Ltd., 2.34%, dated 9/28/18, due 10/1/18, repurchase price $2,500,488, collateralized by various Common Stocks; total market value $2,781,638.(xx)	2,500,000	2,500,000

Total Repurchase Agreements		12,501,545

Total Short-Term Investments (4.3%) (Cost $61,302,937)		61,294,766

Total Investments in Securities (100.8%) (Cost $1,434,846,515)		1,436,825,710
Other Assets Less Liabilities (-0.8%)		(11,462,986)

Net Assets (100%)		$1,425,362,724

§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At September 30, 2018, the market value of these securities amounted to $457,944,138 or 32.1% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(b)	Rule 144A Illiquid Security. At September 30, 2018, the market value of these securities amounted to $43,506,391 or 3.1% of net assets.

(e)	Step Bond - Coupon rate increases or decreases in increments to maturity. Rate disclosed is as of September 30, 2018. Maturity date disclosed is the ultimate maturity date.

(k)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of September 30, 2018.

(l)

Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of September 30, 2018.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At September 30, 2018, the market value of these securities amounted to $2,450,945 or 0.2% of net assets.

(n)	Section 4(2) Commercial Paper. Private placement for non-current transactions. Notes are usually sold to accredited investors without the intent to freely re-sell their holding.

(p)	Yield to maturity.

(x)	All or a portion of security is on loan at September 30, 2018.

(xx)

At September 30, 2018, the Portfolio had loaned securities with a total value of $12,203,341. This was secured by cash collateral of $12,501,545 which was subsequently invested in joint repurchase agreements with a total value of $12,501,545, for which the Portfolio has a proportionate interest as reported in the Portfolio of Investments as Repurchase Agreements.

(z)	All or a portion of the Security is held as a Sale-Buyback position.

Glossary:

AGM — Insured by Assured Guaranty Municipal Corp.

ARM — Adjustable Rate Mortgage

FHLMC — Federal Home Loan Mortgage Corp.

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

ICE — Intercontinental Exchange

IO — Interest Only

LIBOR — London Interbank Offered Rate

NCUA — National Credit Union Administration

REMIC — Real Estate Mortgage Investment Conduit

TIPS — Treasury Inflation Protected Security

USD — United States Dollar

See Notes to Portfolio of Investments.

11

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

Futures contracts outstanding as of September 30, 2018 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
U.S. Treasury 2 Year Note	3,735	12/2018	USD	787,092,891	(1,553,501)

					(1,553,501)

Short Contracts
U.S. Treasury 10 Year Note	(315)	12/2018	USD	(37,416,094)	308,170
U.S. Treasury 5 Year Note	(3,637)	12/2018	USD	(409,077,258)	2,238,022
U.S. Treasury Ultra Bond	(121)	12/2018	USD	(18,668,031)	534,877

					3,081,069

					1,527,568

See Notes to Portfolio of Investments.

12

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2018:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Asset-Backed Securities	$—	$215,264,638	$—	$215,264,638
Collateralized Mortgage Obligations	—	136,807,570	—	136,807,570
Commercial Mortgage-Backed Securities	—	67,246,750	—	67,246,750
Corporate Bonds
Communication Services	—	49,766,103	—	49,766,103
Consumer Discretionary	—	106,828,807	—	106,828,807
Consumer Staples	—	40,554,765	—	40,554,765
Energy	—	38,196,966	—	38,196,966
Financials	—	362,657,146	—	362,657,146
Health Care	—	41,042,699	—	41,042,699
Industrials	—	69,226,586	—	69,226,586
Information Technology	—	50,097,248	—	50,097,248
Materials	—	16,491,135	—	16,491,135
Real Estate	—	36,240,886	—	36,240,886
Utilities	—	67,864,700	—	67,864,700
Futures	3,081,069	—	—	3,081,069
Loan Participation
Consumer Discretionary	—	293,651	—	293,651
Mortgage-Backed Securities	—	1,354,423	—	1,354,423
Municipal Bonds	—	41,226,651	—	41,226,651
Short-Term Investments
Commercial Paper	—	48,793,221	—	48,793,221
Repurchase Agreements	—	12,501,545	—	12,501,545
U.S. Government Agency Securities	—	26,855,300	—	26,855,300
U.S. Treasury Obligations	—	7,514,920	—	7,514,920

Total Assets	$3,081,069	$1,436,825,710	$—	$1,439,906,779

Liabilities:
Futures	(1,553,501)	—	—	(1,553,501)

Total Liabilities	$(1,553,501)	$—	$—	$(1,553,501)

Total	$1,527,568	$1,436,825,710	$—	$1,438,353,278

There were no transfers between Levels 1, 2 or 3 during the nine months ended September 30, 2018.

As of September 30, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$9,222,516
Aggregate gross unrealized depreciation	(6,059,351)

Net unrealized appreciation	$3,163,165

Federal income tax cost of investments in securities and derivative instruments, if applicable	$1,435,190,113

See Notes to Portfolio of Investments.

13

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2018 (Unaudited)

	Principal Amount		Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed Securities (3.0%)
Aircraft Certificate Owner Trust,
Series 2003-1A E
7.001%, 9/20/22(b)§		$156,566	$160,871
Ally Auto Receivables Trust,
Series 2017-2 A2
1.490%, 11/15/19		44,507	44,492
Series 2018-3 A2
2.720%, 5/17/21		1,000,000	999,718
Ally Master Owner Trust,
Series 2017-1 A
2.558%, 2/15/21(l)		800,000	800,762
Series 2018-3 A
2.478%, 7/15/22(l)		700,000	701,734
American Express Credit Account Master Trust,
Series 2017-4 A
1.640%, 12/15/21		1,300,000	1,291,956
AmeriCredit Automobile Receivables Trust,
Series 2017-1 A2A
1.510%, 5/18/20		75,496	75,441
Series 2017-3 A2A
1.690%, 12/18/20		91,781	91,469
Atlas Senior Loan Fund IV Ltd.,
Series 2013-2A A1RR
2.994%, 2/17/26(l)§		569,847	568,085
Avis Budget Rental Car Funding AESOP LLC,
Series 2013-2A A
2.970%, 2/20/20§		684,167	684,495
Series 2016-1A A
2.990%, 6/20/22§		207,000	204,243
B&M CLO Ltd.,
Series 2014-1A A1R
3.069%, 4/16/26(l)§		793,644	791,242
Babson CLO Ltd.,
Series 2014-IIA AR
3.486%, 10/17/26(l)§		700,000	700,028
Barclays Dryrock Issuance Trust,
Series 2015-4 A
1.720%, 8/16/21		345,000	344,912
Cabela’s Credit Card Master Note Trust,
Series 2013-1A A
2.710%, 2/17/26§		615,000	596,841
Capital One Multi-Asset Execution Trust,
Series 2016-A1 A1
2.608%, 2/15/22(l)		800,000	801,720
CarMax Auto Owner Trust,
Series 2015-4 A3
1.560%, 11/16/20		155,682	155,098
Chase Issuance Trust,
Series 2017-A1 A
2.458%, 1/15/22(l)		800,000	802,363
Chrysler Capital Auto Receivables Trust,
Series 2016-AA A3
1.770%, 10/15/20§		89,145	89,052
CIFC Funding Ltd.,
Series 2015-5A A1R
3.195%, 10/25/27(l)§		1,000,000	996,689
CLUB Credit Trust,
Series 2017-P2 A
2.610%, 1/15/24§		177,859	176,965
CNH Equipment Trust,
Series 2015-A A4
1.850%, 4/15/21		311,723	311,003
Consumer Loan Underlying Bond Credit Trust,
Series 2018-P1 A
3.390%, 7/15/25(b)§		189,225	189,193
Continental Airlines Pass-Through Trust,
Series 2010-1 A
4.750%, 1/12/21		361,824	367,035
Series 2010-1 B
6.000%, 1/12/19		213,665	214,733
CPS Auto Receivables Trust,
Series 2017-D A
1.870%, 3/15/21§		220,266	219,266
CVP Cascade CLO-1 Ltd.,
Series 2013-CLO1 A1R
3.489%, 1/16/26(l)§		530,087	530,141
CVS Pass-Through Trust,
5.789%, 1/10/26§		249,394	256,172
Dorchester Park CLO Ltd.,
Series 2015-1A AR
3.247%, 4/20/28(l)§		800,000	798,542
DT Auto Owner Trust,
Series 2017-3A A
1.730%, 8/17/20§		27,328	27,300
Series 2018-1A A
2.590%, 5/17/21§		252,857	252,618
Emerald Bay SA,
(Zero Coupon), 10/8/20§	EUR	1,054,000	1,153,381
Evans Grove CLO Ltd.,
Series 2018-1A A1
3.231%, 5/28/28(l)§		$800,000	794,470
Exeter Automobile Receivables Trust,
Series 2016-3A A
1.840%, 11/16/20§		12,145	12,133
Series 2017-2A A
2.110%, 6/15/21§		60,449	60,335
Series 2018-1A A
2.210%, 5/17/21§		223,165	222,514
Series 2018-2A A
2.790%, 7/15/21§		313,523	313,266
Figueroa CLO Ltd.,
Series 2013-2A A1RR
3.188%, 6/20/27(l)§		800,000	798,178
Flagship Credit Auto Trust,
Series 2016-4 A2
1.960%, 2/16/21§		118,784	118,505
Series 2016-4 D
3.890%, 11/15/22§		170,000	167,149
Series 2017-2 A
1.850%, 7/15/21§		123,539	122,842
Series 2017-3 A
1.880%, 10/15/21§		141,602	140,671
Series 2017-4 A
2.070%, 4/15/22§		124,207	123,192
Flagship VII Ltd.,
Series 2013-7A A1R
3.467%, 1/20/26(l)§		429,734	429,739
Ford Credit Auto Lease Trust,
Series 2017-A A2A
1.560%, 11/15/19		64,717	64,670
Series 2017-A A2B
2.298%, 11/15/19(l)		113,255	113,252

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

	Principal Amount	Value (Note 1)
Ford Credit Auto Owner Trust,
Series 2014-2 A
2.310%, 4/15/26§	$412,000	$409,303
Ford Credit Floorplan Master Owner Trust A,
Series 2015-2 A1
1.980%, 1/15/22	447,000	441,114
Series 2016-1 A1
1.760%, 2/15/21	342,000	340,912
Series 2017-1 A1
2.070%, 5/15/22	400,000	393,600
GE Capital Credit Card Master Note Trust,
Series 2012-2 A
2.220%, 1/15/22	526,000	525,411
GMF Floorplan Owner Revolving Trust,
Series 2016-1 A1
1.960%, 5/17/21§	431,000	428,820
Series 2018-2 A2
2.538%, 3/15/23(l)§	1,000,000	1,001,923
Golden Credit Card Trust,
Series 2017-1A A
2.558%, 2/15/21(l)§	800,000	800,730
GoldenTree Loan Opportunities IX Ltd.,
Series 2014-9A AR
3.709%, 10/29/26(l)§	1,000,000	1,000,299
Harley-Davidson Motorcycle Trust,
Series 2015-1 A3
1.410%, 6/15/20	6,171	6,168
Hertz Vehicle Financing II LP,
Series 2016-1A A
2.320%, 3/25/20§	341,000	340,081
Series 2017-1A A
2.960%, 10/25/21§	420,000	414,247
Jamestown CLO IV Ltd.,
Series 2014-4A A1CR
3.029%, 7/15/26(l)§	608,429	606,521
JMP Credit Advisors CLO IIIR Ltd.,
Series 2014-1RA A
3.186%, 1/17/28(l)§	1,000,000	991,950
KVK CLO Ltd.,
Series 2013-2A AR
3.489%, 1/15/26(l)§	517,392	517,447
LoanCore Issuer Ltd.,
Series 2018-CRE1 A
3.288%, 5/15/28(l)§	800,000	801,510
Loomis Sayles CLO II Ltd.,
Series 2015-2A A1R
3.239%, 4/15/28(l)§	1,000,000	998,507
LP Credit Card ABS Master Trust,
Series 2018-1 A
3.625%, 8/20/24(b)(l)§	871,512	871,512
Marlette Funding Trust,
Series 2017-1A A
2.827%, 3/15/24§	36,718	36,706
Series 2017-2A A
2.390%, 7/15/24§	61,516	61,413
Series 2017-3A A
2.360%, 12/15/24§	57,479	57,270
Series 2017-3A B
3.010%, 12/15/24§	100,000	99,255
Series 2018-1A A
2.610%, 3/15/28§	212,413	211,756
Series 2018-3A A
3.200%, 9/15/28(b)§	153,511	153,489
Mountain Hawk III CLO Ltd.,
Series 2014-3A AR
3.533%, 4/18/25(l)§	526,231	526,309
Nissan Master Owner Trust Receivables,
Series 2016-A A1
2.798%, 6/15/21(l)	1,300,000	1,304,335
Octagon Investment Partners XIX Ltd.,
Series 2014-1A AR
3.439%, 4/15/26(l)§	628,655	628,707
OneMain Direct Auto Receivables Trust,
Series 2018-1A A
3.430%, 12/16/24§	800,000	798,946
OZLM IX Ltd.,
Series 2014-9A A1R
3.567%, 1/20/27(l)§	800,000	799,225
Palmer Square CLO Ltd.,
Series 2013-2A A1AR
3.556%, 10/17/27(l)§	700,000	700,109
Pennsylvania Higher Education Assistance Agency,
Series 2009-1 A1
3.235%, 7/25/29(l)	461,887	465,993
Prosper Marketplace Issuance Trust,
Series 2017-2A B
3.480%, 9/15/23§	100,000	99,802
Regatta V Funding Ltd.,
Series 2014-1A A1AR
3.495%, 10/25/26(l)§	800,000	800,082
Santander Drive Auto Receivables Trust,
Series 2017-3 A2
1.670%, 6/15/20	30,856	30,844
SBA Tower Trust (REIT),
3.156%, 10/8/20§	351,000	347,353
SLM Private Education Loan Trust,
Series 2013-B A2A
1.850%, 6/17/30§	378,594	375,968
SoFi Consumer Loan Program LLC,
Series 2016-2 A
3.090%, 10/27/25§	63,293	63,094
Series 2016-3 A
3.050%, 12/26/25§	93,445	93,007
Series 2017-2 A
3.280%, 2/25/26§	115,088	114,798
Series 2017-3 A
2.770%, 5/25/26§	124,766	123,598
Series 2017-5 A2
2.780%, 9/25/26§	275,000	270,109
Series 2017-6 A1
2.200%, 11/25/26§	342,363	340,450
Series 2017-6 A2
2.820%, 11/25/26§	160,000	158,299
SoFi Consumer Loan Program Trust,
Series 2018-1 A1
2.550%, 2/25/27§	250,820	249,701
Series 2018-3 A2
3.670%, 8/25/27§	199,000	199,051
SoFi Professional Loan Program Trust,
Series 2018-B A1FX
2.640%, 8/25/47§	762,516	758,190

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

	Principal Amount	Value (Note 1)
Staniford Street CLO Ltd.,
Series 2014-1A AR
3.514%, 6/15/25(b)(l)§	$489,261	$489,537
Sudbury Mill CLO Ltd.,
Series 2013-1A A1R
3.486%, 1/17/26(l)§	525,130	525,193
Series 2013-1A A2R
3.506%, 1/17/26(l)§	525,130	525,198
Synchrony Credit Card Master Note Trust,
Series 2016-1 A
2.040%, 3/15/22	223,000	222,442
TICP CLO III-2 Ltd.,
Series 2018-3R A
3.199%, 4/20/28(l)§	600,000	593,993
United States Small Business Administration,
Series 2004-20A 1
4.930%, 1/1/24	27,265	27,717
Series 2004-20C 1
4.340%, 3/1/24	268,931	270,065
Series 2005-20B 1
4.625%, 2/1/25	27,062	27,396
Series 2008-20G 1
5.870%, 7/1/28	398,022	416,447
Venture XII CLO Ltd.,
Series 2012-12A ARR
3.111%, 2/28/26(l)§	1,000,000	996,499
Venture XVII CLO Ltd.,
Series 2014-17A ARR
3.219%, 4/15/27(l)§	800,000	797,832
Westlake Automobile Receivables Trust,
Series 2017-1A A2
1.780%, 4/15/20§	66,942	66,911
WhiteHorse X Ltd.,
Series 2015-10A A1R
3.266%, 4/17/27(l)§	800,000	799,990
World Financial Network Credit Card Master Trust,
Series 2017-B A
1.980%, 6/15/23	305,000	302,523
Series 2018-A A
3.070%, 12/16/24	515,000	511,819
Series 2018-B M
3.810%, 7/15/25	240,000	239,968
World Omni Auto Receivables Trust,
Series 2018-B A2
2.570%, 7/15/21	800,000	798,307

Total Asset-Backed Securities		47,248,227

Collateralized Mortgage Obligations (1.8%)
Adjustable Rate Mortgage Trust,
Series 2005-5 2A1
4.065%, 9/25/35(l)	134,944	126,956
Alternative Loan Trust,
Series 2005-80CB 1A1
6.000%, 2/25/36	836,059	782,846
Series 2005-J12 2A1
2.486%, 8/25/35(l)	614,261	423,498
Series 2006-OA22 A1
2.376%, 2/25/47(l)	169,847	166,506
Series 2006-OA6 1A2
2.426%, 7/25/46(l)	59,824	59,568
Series 2006-OC7 2A2A
2.386%, 7/25/46(l)	496,497	473,283
Series 2007-14T2 A1
6.000%, 7/25/37	550,517	407,848
Series 2007-OH1 A1D
2.426%, 4/25/47(l)	110,296	98,077
American Home Mortgage Investment Trust,
Series 2004-3 5A
3.996%, 10/25/34(l)	8,566	8,569
Banc of America Funding Trust,
Series 2004-A 1A3
4.746%, 9/20/34(l)	41,620	42,563
Series 2006-H 4A2
4.078%, 9/20/46(l)	268,828	244,081
Series 2006-J 4A1
3.929%, 1/20/47(l)	15,116	14,421
BCAP LLC Trust,
Series 2011-RR8 2A1
3.841%, 8/26/37(l)§	202,380	202,649
Series 2013-RR1 10A2
6.247%, 10/26/36(l)§	710,146	692,383
Series 2014-RR5 1A3
2.290%, 1/26/36(l)§	424,779	417,456
Bear Stearns ALT-A Trust,
Series 2005-7 22A1
4.187%, 9/25/35(l)	202,773	165,029
Series 2006-4 21A1
3.907%, 8/25/36(l)	71,574	55,012
Bear Stearns ARM Trust,
Series 2003-9 2A1
3.893%, 2/25/34(l)	57,105	58,174
Bear Stearns Mortgage Funding Trust,
Series 2006-AR5 1A1
2.376%, 12/25/46(l)	742,503	705,770
Bear Stearns Structured Products, Inc. Trust,
Series 2007-R6 1A1
4.106%, 1/26/36(l)	96,221	84,255
Bellemeade Re Ltd.,
Series 2018-2A M1B
3.566%, 8/25/28(l)§	245,000	246,463
CHL Mortgage Pass-Through Trust,
Series 2004-12 11A1
3.913%, 8/25/34(l)	4,327	4,093
Series 2005-11 3A1
2.726%, 4/25/35(l)	102,467	94,553
Series 2005-2 1A1
2.856%, 3/25/35(l)	59,024	54,047
Citigroup Mortgage Loan Trust,
Series 2005-3 2A2A
4.367%, 8/25/35(l)	21,966	22,071
Series 2009-7 5A2
5.500%, 12/25/35§	551,986	453,568
Citigroup Mortgage Loan Trust, Inc.,
Series 2005-2 1A4
3.899%, 5/25/35(l)	61,750	62,222

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

	Principal Amount		Value (Note 1)
CSMC Mortgage-Backed Trust,
Series 2006-6 1A8
6.000%, 7/25/36		$633,053	$522,114
EMF NL BV,
Series 2008-2X A2
0.679%, 7/17/41(l)(m)	EUR	765,000	866,997
EMF-NL Prime BV,
Series 2008-APRX A2
0.479%, 4/17/41(l)(m)		284,903	315,044
Eurosail-UK plc,
Series 2007-4X A3
1.751%, 6/13/45(l)(m)	GBP	948,684	1,234,521
FHLMC Structured Agency Credit Risk Debt Notes,
Series 2014-HQ2 M2
4.416%, 9/25/24(l)		$184,164	189,699
Series 2015-DN1 M3
6.366%, 1/25/25(l)		245,126	263,198
Series 2015-DNA1 M2
4.066%, 10/25/27(l)		96,558	98,279
Series 2015-DNA2 M2
4.816%, 12/25/27(l)		264,712	270,133
Series 2015-DNA3 M2
5.066%, 4/25/28(l)		143,005	148,048
Series 2015-HQ2 M2
4.166%, 5/25/25(l)		225,938	231,898
Series 2015-HQA1 M2
4.866%, 3/25/28(l)		92,710	94,242
Series 2016-DNA1 M2
5.116%, 7/25/28(l)		210,014	215,133
Series 2016-DNA4 M2
3.516%, 3/25/29(l)		428,000	432,021
Series 2016-HQA1 M2
4.966%, 9/25/28(l)		189,318	193,208
Series 2016-HQA2 M2
4.466%, 11/25/28(l)		204,038	208,312
FNMA,
Series 2013-C01 M2
7.466%, 10/25/23(l)		190,000	218,531
Series 2014-C01 M1
3.816%, 1/25/24(l)		38,124	38,335
Series 2014-C04 2M2
7.216%, 11/25/24(l)		221,197	249,975
Series 2015-C01 2M2
6.766%, 2/25/25(l)		98,612	106,721
Series 2016-C01 1M1
4.166%, 8/25/28(l)		55,364	55,545
Series 2016-C01 2M1
4.165%, 8/25/28(l)		657	657
Series 2016-C02 1M1
4.366%, 9/25/28(l)		51,404	51,610
Series 2016-C03 1M1
4.216%, 10/25/28(l)		59,414	60,114
Series 2016-C03 2M1
4.416%, 10/25/28(l)		20,916	20,965
Series 2016-C04 1M1
3.666%, 1/25/29(l)		74,482	74,993
Series 2016-C05 2M1
3.566%, 1/25/29(l)		42,088	42,205
GNMA,
Series 2015-H20 FB
2.680%, 8/20/65(l)		632,694	636,657
Series 2016-H11 F
2.880%, 5/20/66(l)		711,607	721,549
Series 2016-H15 FA
2.880%, 7/20/66(l)		912,681	925,858
Series 2017-H10 FB
3.247%, 4/20/67(l)		1,722,027	1,768,662
GSR Mortgage Loan Trust,
Series 2005-8F 4A1
6.000%, 11/25/35		697,434	583,705
Series 2005-AR6 2A1
3.902%, 9/25/35(l)		138,367	141,031
Series 2006-AR2 2A1
3.601%, 4/25/36(l)		135,694	123,144
Series 2007-AR1 2A1
3.811%, 3/25/47(l)		394,121	359,113
HarborView Mortgage Loan Trust,
Series 2006-12 2A2A
2.358%, 1/19/38(l)		839,117	832,341
Series 2006-13 A
2.348%, 11/19/46(l)		106,648	91,491
Impac CMB Trust,
Series 2003-8 2A1
3.116%, 10/25/33(l)		4,427	4,389
Impac Secured Assets CMN Owner Trust,
Series 2005-1 5A1
2.486%, 7/25/35(l)		341,151	279,854
IndyMac INDX Mortgage Loan Trust,
Series 2005-AR11 A3
3.896%, 8/25/35(l)		600,002	541,573
Series 2006-AR39 A1
2.396%, 2/25/37(l)		873,181	834,015
JP Morgan Mortgage Trust,
Series 2006-A3 6A1
4.108%, 8/25/34(l)		84,196	83,832
Series 2007-A1 3A3
4.109%, 7/25/35(l)		99,164	101,443
Series 2007-S3 1A90
7.000%, 8/25/37		71,919	61,815
Kensington Mortgage Securities plc,
Series 2007-1X A3C
2.502%, 6/14/40(l)(m)		923,346	898,808
Lehman XS Trust,
Series 2006-4N A1C1
2.446%, 4/25/46(l)		175,186	172,272
Ludgate Funding plc,
Series 2007-1 A2A
0.840%, 1/1/61(l)(m)	GBP	864,447	1,068,418
Series 2008-W1X A1
1.280%, 1/1/61(l)(m)		127,487	162,976
Merrill Lynch Mortgage Investors Trust MLMI,
Series 2003-A1 3A
4.030%, 12/25/32(l)		$26,010	25,882
MortgageIT Mortgage Loan Trust,
Series 2006-1 1A1
2.446%, 4/25/36(l)		619,392	586,164
Nomura Resecuritization Trust,
Series 2014-7R 2A3
2.264%, 12/26/35(l)§		825,157	817,823
RALI Trust,
Series 2005-QO2 A1
3.205%, 9/25/45(l)		510,239	491,795
Series 2006-QA6 A1
2.406%, 7/25/36(l)		907,224	836,381
Series 2007-QS2 A6
6.250%, 1/25/37		2,898	2,697
Reperforming Loan REMIC Trust,
Series 2006-R1 AF1
2.556%, 1/25/36(l)§		437,523	429,294

See Notes to Portfolio of Investments.

4

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

	Principal Amount	Value (Note 1)
Residential Asset Securitization Trust,
Series 2005-A15 5A1
5.750%, 2/25/36	$19,488	$14,303
Series 2006-A12 A1
6.250%, 11/25/36	188,507	124,968
Sequoia Mortgage Trust,
Series 10 2A1
2.925%, 10/20/27(l)	5,441	5,206
Series 2003-4 2A1
2.515%, 7/20/33(l)	26,643	25,656
Structured Asset Mortgage Investments II Trust,
Series 2005-AR5 A1
2.418%, 7/19/35(l)	124,160	121,128
Series 2006-AR3 11A1
2.426%, 4/25/36(l)	750,895	700,186
WaMu Mortgage Pass-Through Certificates Trust,
Series 2006-AR14 1A4
3.107%, 11/25/36(l)	671,042	639,899
Series 2006-AR9 1A
2.845%, 8/25/46(l)	223,922	210,999
Wells Fargo Alternative Loan Trust,
Series 2007-PA2 1A1
6.000%, 6/25/37	737,359	744,847
Wells Fargo Credit Risk Transfer Securities Trust,
Series 2015-WF1 2M1
5.066%, 11/25/25(b)(l)§	10,066	10,104

Total Collateralized Mortgage Obligations		28,548,737

Commercial Mortgage-Backed Securities (2.1%)
Ashford Hospitality Trust,
Series 2018-ASHF A
3.058%, 4/15/35(l)§	307,021	307,488
Series 2018-KEYS A
3.158%, 5/15/35(l)§	350,000	350,321
BAMLL Commercial Mortgage Securities Trust,
Series 2017-SCH AF
3.158%, 11/15/33(l)§	565,000	571,417
BHMS Mortgage Trust,
Series 2018-ATLS A
3.408%, 7/15/35(l)§	330,000	330,420
Braemar Hotels & Resorts Trust,
Series 2018-PRME A
2.978%, 6/15/35(l)§	300,000	299,891
BX Trust,
Series 2017-IMC A
3.208%, 10/15/32(l)§	300,000	300,100
CCUBS Commercial Mortgage Trust,
Series 2017-C1 A4
3.544%, 11/15/50	470,000	457,280
CGRBS Commercial Mortgage Trust,
Series 2013-VN05 A
3.369%, 3/13/35§	630,000	625,259
Citigroup Commercial Mortgage Trust,
Series 2015-GC27 A5
3.137%, 2/10/48	596,977	580,788
Series 2016-C1 A4
3.209%, 5/10/49	606,000	583,847
COMM Mortgage Trust,
Series 2012-CR5 E
4.464%, 12/10/45(b)(l)§	250,000	230,212
Series 2013-SFS A1
1.873%, 4/12/35§	160,371	154,653
Series 2014-UBS4 A5
3.694%, 8/10/47	495,000	495,914
Series 2015-CR26 ASB
3.373%, 10/10/48	3,000,000	2,997,048
Series 2015-DC1 A5
3.350%, 2/10/48	400,000	392,452
Series 2016-COR1 ASB
2.972%, 10/10/49	1,500,000	1,460,055
CSAIL Commercial Mortgage Trust,
Series 2015-C2 A4
3.504%, 6/15/57	121,432	119,861
Series 2015-C3 A4
3.718%, 8/15/48	302,887	302,828
Series 2015-C4 A4
3.808%, 11/15/48	400,000	401,592
CSMC Trust,
Series 2016-MFF D
6.758%, 11/15/33(l)§	170,000	170,010
Great Wolf Trust,
Series 2017-WOLF A
3.158%, 9/15/34(l)§	289,000	289,093
GS Mortgage Securities Corp. II,
Series 2013-KING A
2.706%, 12/10/27§	536,102	532,751
Series 2015-GC30 AAB
3.120%, 5/10/50	1,000,000	987,249
GS Mortgage Securities Corp. Trust,
Series 2016-RENT A
3.203%, 2/10/29§	800,000	795,108
GS Mortgage Securities Trust,
Series 2010-C1 A2
4.592%, 8/10/43§	4,623,000	4,714,771
Series 2013-G1 A2
3.557%, 4/10/31(l)§	507,108	497,033
Series 2014-GC18 C
5.108%, 1/10/47(l)	350,000	350,192
Series 2018-GS9 A4
3.992%, 3/10/51(l)	510,000	517,006
JP Morgan Chase Commercial Mortgage Securities Corp.,
Series 2018-LAQ A
3.158%, 6/15/32(b)(l)§	1,000,000	1,001,243
JP Morgan Chase Commercial Mortgage Securities Trust,
Series 2004-LN2 A1A
4.838%, 7/15/41(b)(l)§	11,668	11,670
Series 2010-C2 D
5.828%, 11/15/43(l)§	330,600	334,231
Series 2012-C6 E
5.312%, 5/15/45(l)§	189,221	167,038
Series 2012-C8 C
4.761%, 10/15/45(l)§	280,000	282,473
Series 2012-LC9 E
4.518%, 12/15/47(l)§	455,400	428,239

See Notes to Portfolio of Investments.

5

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

	Principal Amount	Value (Note 1)
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C21 A5
3.775%, 8/15/47	$510,000	$514,862
Series 2014-C22 XA
1.041%, 9/15/47 IO(l)	7,561,219	305,152
Series 2015-C31 A3
3.801%, 8/15/48	329,944	332,297
LSTAR Commercial Mortgage Trust,
Series 2016-4 A2
2.579%, 3/10/49§	271,069	266,623
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2015-C27 ASB
3.557%, 12/15/47	800,000	805,065
Morgan Stanley Capital I Trust,
Series 2005-IQ9 D
5.000%, 7/15/56	173,000	160,766
Series 2014-CPT B
3.560%, 7/13/29(l)§	800,000	791,554
Series 2015-XLF2 SNMA
4.081%, 11/15/26(b)(l)§	140,609	140,503
OBP Depositor LLC Trust,
Series 2010-OBP A
4.646%, 7/15/45§	4,590,000	4,703,959
Starwood Retail Property Trust,
Series 2014-STAR A
3.378%, 11/15/27(l)§	528,401	529,062
UBS Commercial Mortgage Trust,
Series 2018-C10 A4
4.313%, 5/15/51	400,000	413,012
Series 2018-C8 A4
3.983%, 2/15/51	335,000	337,366
Series 2018-C9 A4
4.117%, 3/15/51(l)	510,000	518,551
UBS-Barclays Commercial Mortgage Trust,
Series 2012-C4 A5
2.850%, 12/10/45	465,583	454,409
Wells Fargo Commercial Mortgage Trust,
Series 2016-NXS6 C
4.455%, 11/15/49(l)	275,000	272,297
WFRBS Commercial Mortgage Trust,
Series 2014-C20 A2
3.036%, 5/15/47	189,677	189,727

Total Commercial Mortgage-Backed Securities		32,774,738

Corporate Bonds (14.3%)
Communication Services (1.0%)
Diversified Telecommunication Services (0.3%)
Altice France SA
7.375%, 5/1/26§	500,000	500,000
AT&T, Inc.
3.600%, 2/17/23	425,000	421,821
3.400%, 5/15/25	625,000	595,063
4.125%, 2/17/26	313,000	309,294
CCO Holdings LLC
5.500%, 5/1/26§	173,000	171,063
CenturyLink, Inc.
Series S
6.450%, 6/15/21	128,000	133,120
Deutsche Telekom International Finance BV
2.225%, 1/17/20§	1,100,000	1,087,033
Sprint Capital Corp.
6.900%, 5/1/19	700,000	710,500
Telstra Corp. Ltd.
4.800%, 10/12/21§	800,000	823,685
Verizon Communications, Inc.
4.862%, 8/21/46	168,000	167,479

		4,919,058

Entertainment (0.0%)
Warner Media LLC
3.400%, 6/15/22	76,000	75,088
3.600%, 7/15/25	320,000	305,639

		380,727

Media (0.5%)
Altice Financing SA
6.625%, 2/15/23§	1,000,000	1,007,500
Altice Finco SA
7.625%, 2/15/25§	200,000	180,500
Altice Luxembourg SA
7.625%, 2/15/25(x)§	500,000	452,500
Charter Communications Operating LLC
4.464%, 7/23/22	800,000	811,000
4.908%, 7/23/25	1,600,000	1,623,360
Cox Communications, Inc.
2.950%, 6/30/23§	125,000	118,360
CSC Holdings LLC
6.750%, 11/15/21	65,000	68,656
5.375%, 2/1/28§	500,000	476,875
DISH DBS Corp.
7.875%, 9/1/19	900,000	931,680
Time Warner Cable LLC
5.000%, 2/1/20	867,000	882,259
4.500%, 9/15/42	290,000	246,863

		6,799,553

Wireless Telecommunication Services (0.2%)
Sprint Communications, Inc.
9.000%, 11/15/18§	400,000	402,500
7.000%, 8/15/20	800,000	834,880
Sprint Spectrum Co. LLC
3.360%, 9/20/21§	600,000	599,250
4.738%, 3/20/25§	340,000	339,422
Vodafone Group plc
3.750%, 1/16/24	800,000	789,715

		2,965,767

Total Communication Services		15,065,105

Consumer Discretionary (0.3%)
Automobiles (0.2%)
Daimler Finance North America LLC
1.750%, 10/30/19§	500,000	492,308
2.250%, 3/2/20§	775,000	763,933
3.100%, 5/4/20§	800,000	797,090
General Motors Co.
3.500%, 10/2/18	180,000	180,004
Volkswagen Group of America Finance LLC
2.450%, 11/20/19§	800,000	793,118

		3,026,453

Hotels, Restaurants & Leisure (0.0%)
GLP Capital LP
5.250%, 6/1/25	600,000	609,720

See Notes to Portfolio of Investments.

6

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

	Principal Amount	Value (Note 1)
Household Durables (0.0%)
KB Home
4.750%, 5/15/19	$147,000	$147,926

Internet & Direct Marketing Retail (0.1%)
eBay, Inc.
2.600%, 7/15/22	700,000	675,844
Expedia Group, Inc.
3.800%, 2/15/28	281,000	259,398

		935,242

Total Consumer Discretionary		4,719,341

Consumer Staples (0.8%)
Beverages (0.2%)
Bacardi Ltd.
4.450%, 5/15/25§	800,000	797,000
Constellation Brands, Inc.
2.250%, 11/6/20	1,000,000	977,430
Keurig Dr Pepper, Inc.
3.551%, 5/25/21(b)§	800,000	798,306
Pernod Ricard SA
4.250%, 7/15/22(b)§	900,000	914,335

		3,487,071

Food & Staples Retailing (0.0%)
Woolworths Group Ltd.
4.550%, 4/12/21§	600,000	610,328

Food Products (0.4%)
Campbell Soup Co.
3.300%, 3/15/21	1,000,000	992,795
Danone SA
1.691%, 10/30/19§	200,000	196,932
2.589%, 11/2/23§	900,000	849,100
Kraft Heinz Foods Co.
4.000%, 6/15/23	1,000,000	1,003,320
Minerva Luxembourg SA
5.875%, 1/19/28(m)	200,000	178,100
Mondelez International Holdings Netherlands BV
2.000%, 10/28/21§	700,000	667,943
Tyson Foods, Inc.
2.650%, 8/15/19	1,858,000	1,853,617
3.950%, 8/15/24	277,000	276,546

		6,018,353

Household Products (0.0%)
Spectrum Brands, Inc.
5.750%, 7/15/25	227,000	229,860

Tobacco (0.2%)
BAT Capital Corp.
2.764%, 8/15/22§	900,000	867,374
BAT International Finance plc
3.250%, 6/7/22(b)§	600,000	589,170
3.500%, 6/15/22(b)§	600,000	593,622
Imperial Brands Finance plc
2.950%, 7/21/20§	700,000	693,468
Reynolds American, Inc.
6.875%, 5/1/20	160,000	168,199

		2,911,833

Total Consumer Staples		13,257,445

Energy (0.8%)
Energy Equipment & Services (0.1%)
Diamond Offshore Drilling, Inc.
4.875%, 11/1/43	129,000	94,492
Nabors Industries, Inc.
5.500%, 1/15/23(x)	322,000	316,784
Odebrecht Drilling Norbe VIII/IX Ltd.
6.350%, 12/1/21§	112,500	109,687
7.350%, 12/1/26 PIK§	216,129	126,255
Odebrecht Offshore Drilling Finance Ltd.
6.720%, 12/1/22§	174,335	164,965
7.720%, 12/1/26 PIK§	602,906	171,326
Odebrecht Oil & Gas Finance Ltd.
(Zero Coupon), 11/5/18(y)§	207,137	2,071

		985,580

Oil, Gas & Consumable Fuels (0.7%)
Antero Resources Corp.
5.125%, 12/1/22	47,000	47,728
Cenovus Energy, Inc.
5.700%, 10/15/19	87,000	88,705
3.000%, 8/15/22	225,000	215,719
4.250%, 4/15/27	334,000	322,811
Cheniere Energy Partners LP
5.250%, 10/1/25	155,000	155,000
Encana Corp.
3.900%, 11/15/21	415,000	416,556
Energy Transfer Equity LP
4.250%, 3/15/23	240,000	238,500
Energy Transfer Partners LP
4.500%, 11/1/23	1,000,000	1,011,882
4.750%, 1/15/26	325,000	326,778
Enterprise Products Operating LLC
2.550%, 10/15/19	500,000	498,014
3.700%, 2/15/26	382,000	375,710
EQT Midstream Partners LP
4.750%, 7/15/23	600,000	606,750
Hess Corp.
4.300%, 4/1/27	300,000	290,733
Kerr-McGee Corp.
6.950%, 7/1/24	400,000	451,240
Kinder Morgan Energy Partners LP
4.150%, 3/1/22	193,000	195,750
Kinder Morgan, Inc.
3.150%, 1/15/23	375,000	364,856
4.300%, 3/1/28	230,000	227,445
Noble Energy, Inc.
4.150%, 12/15/21	132,000	133,452
3.900%, 11/15/24	234,000	229,163
3.850%, 1/15/28	475,000	448,675
PDC Energy, Inc.
5.750%, 5/15/26	206,000	195,700
Petrobras Global Finance BV
6.125%, 1/17/22	272,000	279,983
6.250%, 3/17/24	139,000	139,313
Phillips 66
(ICE LIBOR USD 3 Month + 0.60%), 2.911%, 2/26/21(k)	1,000,000	1,007,264
Plains All American Pipeline LP
3.600%, 11/1/24	314,000	302,602
Rio Oil Finance Trust
Series 2014-1
9.250%, 7/6/24§	332,915	353,306
9.250%, 7/6/24(m)	332,915	353,306
Sabine Pass Liquefaction LLC
5.625%, 2/1/21(e)	600,000	624,646
5.625%, 3/1/25	383,000	408,207
5.875%, 6/30/26	200,000	216,343
5.000%, 3/15/27	218,000	223,474
Sunoco LP
4.875%, 1/15/23§	211,000	208,758

See Notes to Portfolio of Investments.

7

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

	Principal Amount		Value (Note 1)
TransCanada PipeLines Ltd.
9.875%, 1/1/21		$145,000	$164,678
Western Gas Partners LP
4.500%, 3/1/28		100,000	96,140
4.750%, 8/15/28		64,000	62,668
Williams Cos., Inc. (The)
4.125%, 11/15/20		172,000	173,832

			11,455,687

Total Energy			12,441,267

Financials (7.6%)
Banks (4.5%)
Banco Espirito Santo SA
4.000%, 1/21/19(h)(m)(r)	EUR	1,700,000	582,267
Banco Santander SA
3.500%, 4/11/22		$200,000	195,732
5.179%, 11/19/25		200,000	200,582
3.250%, 4/4/26(m)	EUR	300,000	363,127
Bank of America Corp.
3.300%, 1/11/23		$2,000,000	1,972,101
(ICE LIBOR USD 3 Month + 1.00%), 3.342%, 4/24/23(k)		600,000	607,377
4.100%, 7/24/23		900,000	916,626
4.125%, 1/22/24		1,700,000	1,725,977
(ICE LIBOR USD 3 Month + 0.78%), 3.550%, 3/5/24(k)		800,000	790,136
4.450%, 3/3/26		81,000	81,202
Series DD
(ICE LIBOR USD 3 Month + 4.55%), 6.300%, 3/10/26(k)(y)		83,000	89,250
Series L
3.950%, 4/21/25		850,000	833,012
Series Z
(ICE LIBOR USD 3 Month + 4.17%), 6.500%, 10/23/24(k)(x)(y)		129,000	139,088
Bank of Nova Scotia (The)
2.500%, 1/8/21		87,000	85,552
1.875%, 4/26/21		900,000	870,766
Banque Federative du Credit Mutuel SA
2.750%, 10/15/20§		255,000	251,394
Barclays Bank plc
7.625%, 11/21/22		900,000	973,710
(ICE LIBOR USD 6 Month + 1.73%), 6.860%, 6/15/32(k)(y)§		51,000	55,330
Barclays plc
(ICE LIBOR USD 3 Month + 2.11%), 4.451%, 8/10/21(k)		1,300,000	1,348,572
3.684%, 1/10/23		925,000	899,868
(BPSW1 + 1.32%), 2.375%, 10/6/23(k)(m)	GBP	400,000	510,388
(ICE LIBOR USD 3 Month + 1.36%), 4.338%, 5/16/24(k)		$200,000	197,510
3.250%, 2/12/27(m)	GBP	500,000	632,456
BB&T Corp.
2.625%, 6/29/20		$145,000	143,912
BNP Paribas SA
2.375%, 5/21/20		200,000	197,486
3.800%, 1/10/24§		325,000	318,338
4.625%, 3/13/27§		205,000	201,467
Citibank NA
(ICE LIBOR USD 3 Month + 0.32%), 2.663%, 5/1/20(k)		1,100,000	1,102,473
3.050%, 5/1/20		1,100,000	1,097,188
2.850%, 2/12/21		500,000	493,739
Citigroup, Inc.
(ICE LIBOR USD 3 Month + 0.96%), 3.295%, 4/25/22(k)		2,100,000	2,125,164
(ICE LIBOR USD 3 Month + 4.07%), 5.950%, 1/30/23(k)(y)		115,000	117,185
(ICE LIBOR USD 3 Month + 1.02%), 3.344%, 6/1/24(k)		800,000	803,433
(ICE LIBOR USD 3 Month + 1.02%), 4.044%, 6/1/24(k)		496,000	497,098
3.875%, 3/26/25		320,000	311,310
Commonwealth Bank of Australia
1.750%, 11/2/18		900,000	899,452
2.250%, 3/10/20§		346,000	341,864
2.300%, 3/12/20		250,000	247,167
Compass Bank
5.500%, 4/1/20		543,000	558,028
2.875%, 6/29/22		410,000	396,025
Cooperatieve Rabobank UA
6.875%, 3/19/20(m)	EUR	600,000	761,439
(ICE LIBOR USD 3 Month + 0.43%), 2.765%, 4/26/21(k)		$800,000	801,681
4.375%, 8/4/25		445,000	439,367
Credit Agricole SA
2.750%, 6/10/20§		250,000	247,378
3.375%, 1/10/22§		320,000	314,196
3.750%, 4/24/23§		800,000	785,370
Credit Suisse Group Funding Guernsey Ltd.
3.800%, 9/15/22		800,000	793,125
3.800%, 6/9/23		255,000	251,934
3.750%, 3/26/25		1,800,000	1,737,539
Dexia Credit Local SA
2.375%, 9/20/22§		1,400,000	1,352,830
Discover Bank
4.200%, 8/8/23		800,000	802,554
(USD Swap Semi 5 Year + 1.73%), 4.682%, 8/9/28(k)		250,000	251,338
HSBC Bank USA NA
4.875%, 8/24/20		250,000	255,848
HSBC Holdings plc
4.250%, 3/14/24		200,000	198,419
(ICE LIBOR USD 3 Month + 1.35%), 4.292%, 9/12/26(k)		201,000	198,973
ING Groep NV
(USD Swap Semi 5 Year + 5.12%), 6.875%, 4/16/22(k)(m)(x)(y)		200,000	203,250
Intesa Sanpaolo SpA
3.875%, 1/12/28§		345,000	290,190
JPMorgan Chase & Co.
6.300%, 4/23/19		89,000	90,764
4.400%, 7/22/20		1,121,000	1,144,260
(ICE LIBOR USD 3 Month + 0.61%), 2.947%, 6/18/22(k)		1,000,000	1,002,768
(ICE LIBOR USD 3 Month + 0.61%), 3.514%, 6/18/22(k)		1,000,000	1,001,009
(ICE LIBOR USD 3 Month + 1.16%), 3.220%, 3/1/25(k)		400,000	386,542
(ICE LIBOR USD 3 Month + 1.34%), 3.782%, 2/1/28(k)		263,000	255,604
(ICE LIBOR USD 3 Month + 1.38%), 3.540%, 5/1/28(k)		295,000	281,195
KeyBank NA
2.250%, 3/16/20		250,000	246,750
Lloyds Banking Group plc
3.100%, 7/6/21		400,000	393,739
2.250%, 10/16/24(m)(x)	GBP	500,000	625,385

See Notes to Portfolio of Investments.

8

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

	Principal Amount		Value (Note 1)
(ASX Australia Bank Bill Short Term Rates 3 Month Mid + 1.40%), 3.331%, 3/7/25(k)	AUD	1,100,000	$782,500
4.000%, 3/7/25		1,300,000	933,845
4.450%, 5/8/25		$800,000	798,165
4.582%, 12/10/25		332,000	324,900
Manufacturers & Traders Trust Co.
2.625%, 1/25/21		286,000	281,331
Mitsubishi UFJ Financial Group, Inc.
(ICE LIBOR USD 3 Month + 0.74%), 3.061%, 3/2/23(k)		800,000	800,640
3.455%, 3/2/23		1,000,000	986,381
3.850%, 3/1/26		201,000	197,561
Mizuho Financial Group, Inc.
3.549%, 3/5/23		800,000	790,190
(ICE LIBOR USD 3 Month + 1.00%), 3.922%, 9/11/24(k)		900,000	894,418
MUFG Bank Ltd.
2.300%, 3/5/20§		200,000	197,444
National Australia Bank Ltd.
2.625%, 7/23/20		250,000	247,291
3.625%, 6/20/23		800,000	795,634
Nordea Kredit Realkreditaktieselskab
1.000%, 10/1/18(m)	DKK	24,700,000	3,845,983
Oversea-Chinese Banking Corp. Ltd.
(ICE LIBOR USD 3 Month + 0.45%), 2.762%, 5/17/21(k)§		$800,000	800,012
PNC Bank NA
2.600%, 7/21/20(x)		250,000	248,086
Royal Bank of Scotland Group plc
(EURIBOR 3 Month + 2.33%), 2.011%, 12/31/18(k)(m)(y)	EUR	100,000	111,774
(USD Swap Semi 5 Year + 7.60%), 8.625%, 8/15/21(k)(y)		$260,000	277,875
3.875%, 9/12/23		800,000	777,131
Series U
(ICE LIBOR USD 3 Month + 2.32%), 4.706%, 9/30/27(k)(y)		200,000	188,000
Santander Holdings USA, Inc.
4.400%, 7/13/27		405,000	385,778
Santander UK Group Holdings plc
2.875%, 8/5/21		800,000	778,279
3.571%, 1/10/23		331,000	321,561
Santander UK plc
5.000%, 11/7/23§		795,000	799,931
Skandinaviska Enskilda Banken AB
(ICE LIBOR USD 3 Month + 0.43%), 2.742%, 5/17/21(k)§		800,000	801,844
3.250%, 5/17/21§		800,000	795,119
Societe Generale SA
4.250%, 9/14/23(b)§		800,000	796,916
Standard Chartered plc
(USD Swap Semi 5 Year + 6.30%), 7.500%, 4/2/22(k)(m)(y)		200,000	205,000
3.950%, 1/11/23(x)§		200,000	195,544
(ICE LIBOR USD 3 Month + 1.15%), 4.247%, 1/20/23(b)(k)§		800,000	799,105
(ICE LIBOR USD 3 Month + 1.51%), 3.849%, 1/30/27(k)(y)§		200,000	165,500
Sumitomo Mitsui Banking Corp.
(ICE LIBOR USD 3 Month + 0.67%), 3.012%, 10/19/18(k)		1,700,000	1,700,480
Svenska Handelsbanken AB
3.350%, 5/24/21		800,000	797,916
Toronto-Dominion Bank (The)
2.500%, 1/18/22§		1,100,000	1,072,959
UBS Group Funding Switzerland AG
3.000%, 4/15/21§		1,000,000	983,367
4.125%, 9/24/25§		220,000	218,286
US Bancorp
Series J
(ICE LIBOR USD 3 Month + 2.91%), 5.300%, 4/15/27(k)(y)		171,000	170,786
US Bank NA
3.150%, 4/26/21		1,000,000	998,497
Wells Fargo & Co.
3.069%, 1/24/23		318,000	309,470
(ICE LIBOR USD 3 Month + 1.23%), 3.572%, 10/31/23(k)		1,600,000	1,641,102
Wells Fargo Bank NA
3.550%, 8/14/23		900,000	894,887
Westpac Banking Corp.
2.100%, 2/25/21§		2,400,000	2,339,512

			70,737,799

Capital Markets (1.3%)
Bank of New York Mellon Corp. (The)
2.600%, 8/17/20		700,000	693,479
Blackstone CQP Holdco LP
6.000%, 8/18/21(b)§		800,000	789,000
Credit Suisse Group AG
(ICE LIBOR USD 3 Month + 1.20%), 2.997%, 12/14/23(k)§		600,000	571,074
(ICE LIBOR USD 3 Month + 1.24%), 4.207%, 6/12/24(k)§		1,000,000	995,428
Deutsche Bank AG
(ICE LIBOR USD 3 Month + 1.91%), 4.250%, 5/10/19(k)		1,700,000	1,709,722
3.150%, 1/22/21		800,000	780,753
3.300%, 11/16/22		1,100,000	1,046,545
3.950%, 2/27/23		1,000,000	970,567
Goldman Sachs Group, Inc. (The)
2.350%, 11/15/21		234,000	225,189
5.750%, 1/24/22		310,000	329,613
(ICE LIBOR USD 3 Month + 0.82%), 2.876%, 10/31/22(k)		1,100,000	1,071,522
3.200%, 2/23/23		800,000	780,342
3.850%, 7/8/24		315,000	313,260
3.750%, 5/22/25		234,000	229,217
(ICE LIBOR USD 3 Month + 1.17%), 3.484%, 5/15/26(k)		800,000	799,098
Series D
6.000%, 6/15/20		243,000	253,926
Series P
(ICE LIBOR USD 3 Month + 2.87%), 5.000%, 11/10/22(k)(y)		213,000	201,242
ING Bank NV
5.800%, 9/25/23§		385,000	405,102
Israel Electric Corp. Ltd.
Series 6
5.000%, 11/12/24(m)		231,000	234,754
Morgan Stanley
2.500%, 4/21/21		1,000,000	975,501
(ICE LIBOR USD 3 Month + 1.18%), 3.527%, 1/20/22(k)		700,000	714,958
5.000%, 11/24/25		300,000	309,857
3.125%, 7/27/26		800,000	745,280
4.350%, 9/8/26		891,000	882,826

See Notes to Portfolio of Investments.

9

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

	Principal Amount		Value (Note 1)
Series 3NC2
(ICE LIBOR USD 3 Month + 0.80%), 3.119%, 2/14/20(k)		$800,000	$807,068
S&P Global, Inc.
4.400%, 2/15/26		316,000	324,816
UBS AG
(ICE LIBOR USD 3 Month + 0.32%), 2.637%, 12/7/18(k)§		700,000	700,306
(ICE LIBOR USD 3 Month + 0.58%), 2.907%, 6/8/20(k)§		1,000,000	1,004,200
2.450%, 12/1/20§		900,000	880,712
7.625%, 8/17/22		960,000	1,072,800

			20,818,157

Consumer Finance (0.9%)
AerCap Ireland Capital DAC
3.300%, 1/23/23		800,000	768,903
AGFC Capital Trust I
(ICE LIBOR USD 3 Month + 1.75%), 4.089%, 1/15/67(b)(k)§		1,070,000	534,465
American Express Co.
3.375%, 5/17/21		800,000	800,226
3.400%, 2/27/23		1,000,000	985,815
Capital One Financial Corp.
3.300%, 10/30/24		398,000	379,000
Ford Motor Credit Co. LLC
2.943%, 1/8/19		900,000	900,427
2.459%, 3/27/20(x)		800,000	787,284
2.425%, 6/12/20		800,000	783,875
3.200%, 1/15/21		1,700,000	1,673,127
5.875%, 8/2/21		236,000	246,873
General Motors Financial Co., Inc.
(ICE LIBOR USD 3 Month + 0.93%), 3.267%, 4/13/20(k)		900,000	905,609
3.200%, 7/13/20		1,100,000	1,095,894
4.000%, 1/15/25		55,000	52,910
4.300%, 7/13/25		70,000	67,914
Harley-Davidson Financial Services, Inc.
2.150%, 2/26/20§		800,000	786,246
2.400%, 6/15/20§		600,000	588,695
3.550%, 5/21/21§		800,000	796,720
LeasePlan Corp. NV
2.875%, 1/22/19(b)§		800,000	799,797
Navient Corp.
4.875%, 6/17/19		800,000	804,000
6.625%, 7/26/21		260,000	270,738
Springleaf Finance Corp.
6.125%, 5/15/22		700,000	721,000
Synchrony Financial
4.500%, 7/23/25		326,000	315,750

			15,065,268

Diversified Financial Services (0.4%)
Doric Nimrod Air Finance Alpha Ltd. Pass-Through Trust, Class A
Series 2012-1 A
5.125%, 11/30/22§		336,289	342,174
JPMorgan Chase Bank NA
(ICE LIBOR USD 3 Month + 0.35%), 3.086%, 4/26/21(k)		700,000	697,168
National Rural Utilities Cooperative Finance Corp.
(ICE LIBOR USD 3 Month + 0.38%), 2.771%, 6/30/21(k)		900,000	902,503
Nationwide Building Society
(ICE LIBOR USD 3 Month + 1.06%), 3.766%, 3/8/24(k)§		1,000,000	975,272
4.000%, 9/14/26§		435,000	407,660
NTT Finance Corp.
1.900%, 7/21/21(m)		600,000	573,794
Private Export Funding Corp.
2.650%, 2/16/21(b)§		1,300,000	1,287,796
Series II
2.050%, 11/15/22		79,000	75,748
Series Z
4.375%, 3/15/19		20,000	20,197
Synchrony Bank
3.650%, 5/24/21		1,000,000	990,021
Voya Financial, Inc.
(ICE LIBOR USD 3 Month + 3.58%), 5.650%, 5/15/53(k)		91,000	91,682
Waha Aerospace BV
3.925%, 7/28/20§		223,000	223,557

			6,587,572

Insurance (0.3%)
Ambac LSNI LLC
(ICE LIBOR USD 3 Month + 5.00%, 6.00% Floor), 7.337%, 2/12/23(k)§		1,342,006	1,358,781
American International Group, Inc.
Series A-9
(ICE LIBOR USD 3 Month + 2.87%), 5.750%, 4/1/48(k)		196,000	191,100
Assurant, Inc.
4.200%, 9/27/23		1,000,000	995,114
Hartford Financial Services Group, Inc. (The)
5.500%, 3/30/20		25,000	25,772
MetLife Capital Trust IV
7.875%, 12/15/37§		192,000	235,680
Nationwide Mutual Insurance Co.
9.375%, 8/15/39§		100,000	154,464
New York Life Global Funding
1.950%, 2/11/20§		433,000	427,038
2.900%, 1/17/24§		900,000	869,308

			4,257,257

Thrifts & Mortgage Finance (0.2%)
BRFkredit A/S
Series 321E
1.000%, 10/1/18	DKK	4,200,000	653,974
Nykredit Realkredit A/S
Series 13HH
1.000%, 10/1/18(m)		13,500,000	2,102,057

			2,756,031

Total Financials			120,222,084

Health Care (0.9%)
Biotechnology (0.2%)
AbbVie, Inc.
2.900%, 11/6/22		$800,000	777,025
Biogen, Inc.
4.050%, 9/15/25		360,000	361,475
Celgene Corp.
2.875%, 2/19/21		800,000	790,840
2.250%, 8/15/21		900,000	868,620
Gilead Sciences, Inc.
2.550%, 9/1/20		414,000	409,610

			3,207,570

Health Care Equipment & Supplies (0.2%)
Becton Dickinson and Co.
3.734%, 12/15/24		90,000	87,975
Boston Scientific Corp.
6.000%, 1/15/20		900,000	930,245
2.850%, 5/15/20		600,000	594,806

See Notes to Portfolio of Investments.

10

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

	Principal Amount	Value (Note 1)
Zimmer Biomet Holdings, Inc.
4.625%, 11/30/19	$900,000	$913,527
2.700%, 4/1/20	171,000	169,333

		2,695,886

Health Care Providers & Services (0.3%)
Centene Corp.
5.375%, 6/1/26§	600,000	613,500
CVS Health Corp.
3.125%, 3/9/20	800,000	799,223
3.700%, 3/9/23	900,000	896,059
4.100%, 3/25/25	205,000	204,647
4.300%, 3/25/28	205,000	203,234
Halfmoon Parent, Inc.
3.750%, 7/15/23(b)§	105,000	104,745
4.125%, 11/15/25(b)§	124,000	123,702
4.375%, 10/15/28(b)§	165,000	164,370
HCA, Inc.
4.250%, 10/15/19	800,000	808,000
5.250%, 6/15/26	47,000	48,293
5.375%, 9/1/26	186,000	187,860
UnitedHealth Group, Inc.
1.700%, 2/15/19	700,000	697,717

		4,851,350

Pharmaceuticals (0.2%)
Allergan Funding SCS
3.450%, 3/15/22	1,000,000	993,180
Bayer US Finance II LLC
4.250%, 12/15/25§	1,000,000	993,531
Bayer US Finance LLC
2.375%, 10/8/19§	258,000	256,307
Mylan NV
3.750%, 12/15/20	600,000	601,481
Zoetis, Inc.
3.450%, 11/13/20	152,000	152,536

		2,997,035

Total Health Care		13,751,841

Industrials (0.9%)
Aerospace & Defense (0.1%)
Embraer Netherlands Finance BV
5.400%, 2/1/27	240,000	244,800
Rockwell Collins, Inc.
2.800%, 3/15/22	800,000	778,118
United Technologies Corp.
3.950%, 8/16/25	301,000	299,016

		1,321,934

Airlines (0.1%)
Delta Air Lines, Inc.
2.600%, 12/4/20	950,000	929,860
3.625%, 3/15/22	800,000	791,040

		1,720,900

Building Products (0.1%)
Boral Finance Pty. Ltd.
3.000%, 11/1/22§	1,100,000	1,056,391
CRH America Finance, Inc.
4.500%, 4/4/48§	1,000,000	917,494

		1,973,885

Commercial Services & Supplies (0.1%)
Brambles USA, Inc.
5.350%, 4/1/20§	700,000	717,544

Industrial Conglomerates (0.0%)
Alfa SAB de CV
5.250%, 3/25/24§	235,000	240,434
General Electric Co.
Series D
(ICE LIBOR USD 3 Month + 3.33%), 5.000%, 1/21/21(k)(y)	99,000	96,265

		336,699

Machinery (0.1%)
CNH Industrial Capital LLC
4.875%, 4/1/21	600,000	615,000
3.875%, 10/15/21	500,000	495,000
Komatsu Finance America, Inc.
2.437%, 9/11/22(m)	1,000,000	956,073

		2,066,073

Road & Rail (0.2%)
Avis Budget Car Rental LLC
5.250%, 3/15/25(x)§	149,000	139,501
Penske Truck Leasing Co. LP
3.200%, 7/15/20§	500,000	497,199
3.375%, 2/1/22§	800,000	787,371
4.875%, 7/11/22§	750,000	773,206
Rumo Luxembourg Sarl
5.875%, 1/18/25§	255,000	237,150

		2,434,427

Trading Companies & Distributors (0.1%)
International Lease Finance Corp.
5.875%, 8/15/22	500,000	530,019
Mitsubishi Corp.
2.625%, 7/14/22(m)	800,000	771,329

		1,301,348

Transportation Infrastructure (0.1%)
Adani Ports & Special Economic Zone Ltd.
3.950%, 1/19/22§	245,000	240,075
Central Nippon Expressway Co. Ltd.
(ICE LIBOR USD 3 Month + 1.00%), 3.311%, 5/28/21(k)(m)	1,600,000	1,618,608

		1,858,683

Total Industrials		13,731,493

Information Technology (0.4%)
Electronic Equipment, Instruments & Components (0.0%)
Arrow Electronics, Inc.
3.500%, 4/1/22	800,000	784,896

IT Services (0.0%)
Total System Services, Inc.
4.000%, 6/1/23	139,000	139,283

Semiconductors & Semiconductor Equipment (0.1%)
Broadcom Corp.
3.625%, 1/15/24	81,000	78,683
3.875%, 1/15/27	877,000	826,591
KLA-Tencor Corp.
4.650%, 11/1/24	312,000	319,837
Lam Research Corp.
2.800%, 6/15/21	133,000	130,585

		1,355,696

Software (0.1%)
Oracle Corp.
1.900%, 9/15/21	1,000,000	965,481
VMware, Inc.
2.950%, 8/21/22	800,000	769,626

		1,735,107

Technology Hardware, Storage & Peripherals (0.2%)
Dell International LLC
4.420%, 6/15/21§	747,000	758,088
5.450%, 6/15/23§	905,000	950,365
6.020%, 6/15/26§	190,000	202,671

See Notes to Portfolio of Investments.

11

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

	Principal Amount		Value (Note 1)
Hewlett Packard Enterprise Co.
2.100%, 10/4/19§		$279,000	$276,508
Seagate HDD Cayman
4.750%, 1/1/25		170,000	162,878
Western Digital Corp.
4.750%, 2/15/26		271,000	261,552

			2,612,062

Total Information Technology			6,627,044

Materials (0.3%)
Chemicals (0.3%)
Eastman Chemical Co.
3.800%, 3/15/25		110,000	108,652
Incitec Pivot Finance LLC
6.000%, 12/10/19§		700,000	717,845
International Flavors & Fragrances, Inc.
3.400%, 9/25/20		800,000	800,776
LYB International Finance BV
4.000%, 7/15/23		345,000	344,166
Mexichem SAB de CV
4.875%, 9/19/22§		225,000	229,219
Sociedad Quimica y Minera de Chile SA
3.625%, 4/3/23§		292,000	284,700
Syngenta Finance NV
3.698%, 4/24/20(b)§		900,000	895,770
4.441%, 4/24/23§		700,000	693,000

			4,074,128

Metals & Mining (0.0%)
Glencore Funding LLC
4.125%, 5/30/23§		137,000	136,239
Vale Overseas Ltd.
6.250%, 8/10/26		450,000	488,801
Yamana Gold, Inc.
4.950%, 7/15/24		171,000	168,481

			793,521

Paper & Forest Products (0.0%)
Suzano Austria GmbH
6.000%, 1/15/29(b)§		243,000	243,911

Total Materials			5,111,560

Real Estate (0.6%)
Equity Real Estate Investment Trusts (REITs) (0.5%)
American Tower Corp. (REIT)
3.400%, 2/15/19		85,000	85,161
Brixmor Operating Partnership LP (REIT)
3.900%, 3/15/27		800,000	759,949
Crown Castle International Corp. (REIT)
2.250%, 9/1/21		500,000	479,827
4.875%, 4/15/22		656,000	672,221
3.700%, 6/15/26		800,000	759,013
Digital Realty Trust LP (REIT)
3.400%, 10/1/20		800,000	796,518
EPR Properties (REIT)
4.500%, 4/1/25		800,000	791,098
Host Hotels & Resorts LP (REIT)
Series D
3.750%, 10/15/23		12,000	11,743
Kilroy Realty LP (REIT)
4.375%, 10/1/25		1,700,000	1,691,850
Mid-America Apartments LP (REIT)
3.600%, 6/1/27		800,000	761,214
Washington Prime Group LP (REIT)
5.950%, 8/15/24(x)		400,000	375,663
WEA Finance LLC (REIT)
3.250%, 10/5/20§		800,000	796,606
Welltower, Inc. (REIT)
4.000%, 6/1/25		230,000	226,617

			8,207,480

Real Estate Management & Development (0.1%)
CPI Property Group SA
2.125%, 10/4/24(m)	EUR	700,000	804,913
Tesco Property Finance 5 plc
5.661%, 10/13/41(m)	GBP	492,173	725,794

			1,530,707

Total Real Estate			9,738,187

Utilities (0.7%)
Electric Utilities (0.6%)
Chugoku Electric Power Co., Inc. (The)
2.701%, 3/16/20(m)		$800,000	791,452
Duke Energy Corp.
5.050%, 9/15/19		700,000	713,415
(ICE LIBOR USD 3 Month + 0.50%), 2.819%,
5/14/21(b)(k)§		800,000	802,672
3.050%, 8/15/22		600,000	587,818
3.750%, 4/15/24		600,000	596,394
Electricite de France SA
2.350%, 10/13/20§		900,000	884,843
Enel Chile SA
4.875%, 6/12/28		226,000	227,243
Entergy Arkansas, Inc.
3.750%, 2/15/21		1,530,000	1,543,159
Genneia SA
8.750%, 1/20/22§		121,000	112,832
NextEra Energy Capital Holdings, Inc.
Series H
3.342%, 9/1/20		1,000,000	1,001,948
Perusahaan Listrik Negara PT
5.450%, 5/21/28§		331,000	341,344
Southern Co. (The)
2.350%, 7/1/21		1,000,000	967,028
Terraform Global Operating LLC
6.125%, 3/1/26§		70,000	67,025

			8,637,173

Gas Utilities (0.1%)
CenterPoint Energy Resources Corp.
3.550%, 4/1/23		800,000	792,309
SGSP Australia Assets Pty. Ltd.
3.300%, 4/9/23(e)(m)		1,000,000	975,000

			1,767,309

Independent Power and Renewable Electricity Producers (0.0%)
Exelon Generation Co. LLC
2.950%, 1/15/20		259,000	258,226

Multi-Utilities (0.0%)
Berkshire Hathaway Energy Co.
6.125%, 4/1/36		229,000	277,609

Total Utilities			10,940,317

Total Corporate Bonds			225,605,684

Foreign Government Securities (2.0%)
Arab Republic of Egypt
6.125%, 1/31/22§		210,000	209,475
Iraq Government AID Bond
2.149%, 1/18/22		7,460,000	7,211,951

See Notes to Portfolio of Investments.

12

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

	Principal Amount		Value (Note 1)
Japan Bank for International Cooperation
2.375%, 7/21/22		$800,000	$772,444
Japan International Cooperation Agency
2.750%, 4/27/27		900,000	848,643
Japanese Government CPI Linked Bonds
0.100%, 3/10/27 TIPS	JPY	169,795,591	1,557,294
Kingdom of Jordan
2.578%, 6/30/22		$7,191,000	7,087,450
Republic of Argentina
3.750%, 2/8/19 TIPS	ARS	36,730	880
(Argentina Deposit Rates Badlar Private Banks ARS 30 to 35 Days + 2.50%), 42.563%, 3/11/19(k)		12,600,000	304,802
(ARLLMONP + 0.00%), 60.000%, 6/21/20(k)		340,000	9,717
Republic of Panama
9.375%, 4/1/29		$190,000	268,613
State of Qatar
4.500%, 4/23/28§		900,000	925,875
5.103%, 4/23/48§		800,000	830,000
Tokyo Metropolitan Government Bond
2.500%, 6/8/22§		1,400,000	1,350,711
Ukraine Government AID Bonds
1.471%, 9/29/21		11,300,000	10,770,030
United Mexican States
3.600%, 1/30/25		250,000	242,500

Total Foreign Government Securities			32,390,385

Loan Participation (0.2%)
Industrials (0.2%)
Trading Companies & Distributors (0.2%)
Delos Finance Sarl
(ICE LIBOR USD 3 Month + 1.75%), 4.136%, 10/6/23(k)		3,000,000	3,009,642

Total Loan Participation			3,009,642

Mortgage-Backed Securities (12.0%)
FHLMC
3.566%, 11/1/31(l)		3,098	3,250
5.500%, 1/1/35		68,425	74,237
5.500%, 7/1/35		47,436	51,321
4.000%, 7/1/44		511,227	521,092
4.000%, 2/1/46		661,306	673,860
4.000%, 7/1/48		191,586	193,547
4.000%, 8/1/48		639,188	645,780
4.000%, 9/1/48		808,415	816,689
4.000%, 10/15/48 TBA		1,000,000	1,009,766
3.500%, 11/15/48 TBA		4,000,000	3,932,812
FNMA
5.000%, 2/1/24(l)		179	185
9.000%, 8/1/26		864	961
3.884%, 1/1/28(l)		19,053	19,518
2.500%, 5/1/30		20,862	20,195
2.500%, 8/1/31		615,869	595,011
2.500%, 11/1/31		970,994	938,109
2.500%, 12/1/31		319,791	308,761
2.500%, 1/1/32		826,198	798,224
2.500%, 2/1/32		33,864	32,696
2.145%, 3/1/33(l)		24,212	24,355
5.500%, 4/1/33		63,023	68,185
5.500%, 7/1/33		62,584	67,707
5.500%, 4/1/34		33,136	35,890
5.500%, 5/1/34		23,247	25,185
5.500%, 11/1/34		96,618	104,839
5.500%, 2/1/35		363,877	394,501
4.500%, 8/1/35		51,469	53,560
5.000%, 10/1/35		28,644	30,328
3.557%, 1/1/36(l)		289,925	302,332
5.000%, 7/1/36		34,599	36,630
3.325%, 2/1/37(l)		79,138	81,091
4.500%, 7/1/37		9,778	10,170
4.500%, 8/1/37		12,102	12,596
4.500%, 4/1/38		93,459	97,435
4.500%, 2/1/39		418,251	436,043
4.500%, 3/1/39		467,034	486,901
4.500%, 4/1/39		270,032	281,520
4.500%, 5/1/39		5,176	5,396
4.500%, 6/1/39		42,597	44,409
4.500%, 7/1/39		390,730	407,552
5.000%, 12/1/39		93,242	98,884
4.500%, 1/1/40		47,816	49,835
3.974%, 12/1/40(l)		7,316	7,573
4.000%, 12/1/40		310,162	315,820
4.500%, 3/1/41		65,693	68,385
4.500%, 5/1/41		5,256	5,483
4.500%, 7/1/41		3,823	3,982
4.500%, 9/1/42		158,909	165,669
4.500%, 11/1/42		62,496	65,155
4.000%, 10/1/43		1,213,557	1,234,937
3.000%, 5/1/45		134,598	129,277
3.000%, 8/1/45		1,097,732	1,053,651
3.500%, 9/1/47		1,979,145	1,949,226
3.500%, 11/1/47		674,537	664,339
3.500%, 12/1/47		2,060,314	2,029,168
3.500%, 2/1/48		3,035,560	2,989,671
3.500%, 3/1/48		2,218,727	2,189,163
3.500%, 4/1/48		1,860,026	1,831,327
3.500%, 5/1/48		1,546,448	1,525,970
4.000%, 8/1/48		434,608	440,228
4.000%, 9/1/48		839,286	850,138
4.500%, 9/1/48		1,760,352	1,827,472
3.000%, 10/25/48 TBA		36,000,000	34,444,688
3.500%, 10/25/48 TBA		54,000,000	53,139,375
4.500%, 10/25/48 TBA		2,200,000	2,269,438
5.000%, 10/25/48 TBA		770,000	808,259
4.000%, 11/25/48 TBA		62,000,000	62,518,283

See Notes to Portfolio of Investments.

13

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

	Principal Amount	Value (Note 1)
GNMA
2.750%, 7/20/27(l)	$1,462	$1,489
3.000%, 5/15/43	341,197	332,240
3.000%, 7/15/45	683,479	664,897
3.000%, 5/20/46	613,387	595,944
3.500%, 10/15/48 TBA	1,000,000	992,851
4.000%, 10/15/48 TBA	1,000,000	1,016,719

Total Mortgage-Backed Securities		189,922,175

Municipal Bonds (0.4%)
City of Chicago Taxable General Obligation Bonds, Series 2008A
5.630%, 1/1/22	700,000	705,348
City of Chicago Taxable General Obligation Bonds, Series 2015B
7.750%, 1/1/42	600,000	643,050
City of New York Transitional Finance Authority, Future Tax Secured Bonds, Revenue Bonds, Series 2011B
4.075%, 11/1/20	510,000	519,231
4.325%, 11/1/21	830,000	855,539
Colorado Metro Wastewater Reclamation District, Sewer Improvement Bonds, Revenue Bonds, Series 2009B
4.718%, 4/1/19	445,000	449,294
County of Los Angeles Public Works Financing Authority, Revenue Bonds, Series 2010-B
5.841%, 8/1/21	255,000	271,792
Regents of the University of California Medical Center, Revenue Bonds, Series 2010H
5.235%, 5/15/22	955,000	1,015,509
5.435%, 5/15/23	1,260,000	1,368,133

Total Municipal Bonds		5,827,896

U.S. Government Agency Securities (28.1%)
FHLB
5.375%, 5/15/19	215,000	218,718
1.625%, 6/14/19	525,000	521,980
4.125%, 12/13/19	50,000	50,814
2.125%, 2/11/20	10,000,000	9,921,598
4.125%, 3/13/20	6,819,000	6,952,860
2.625%, 5/28/20	59,285,000	59,152,617
4.625%, 9/11/20	1,025,000	1,059,902
1.375%, 9/28/20	72,365,000	70,292,047
3.625%, 3/12/21	9,050,000	9,205,858
5.625%, 6/11/21	150,000	160,437
2.750%, 12/13/24	17,950,000	17,619,783
FHLMC
2.000%, 7/30/19	64,000	63,615
1.250%, 8/1/19	2,022,000	1,999,599
1.250%, 10/2/19	9,647,000	9,523,039
1.375%, 5/1/20	30,198,000	29,547,822
2.375%, 1/13/22	46,804,000	45,951,161
2.750%, 6/19/23	34,032,000	33,605,296
Financing Corp.
9.650%, 11/2/18	140,000	140,940
8.600%, 9/26/19	30,000	31,708
FNMA
1.750%, 1/30/19	277,000	276,376
1.000%, 8/28/19	7,624,000	7,505,663
1.750%, 9/12/19	25,075,000	24,856,664
0.000%, 10/9/19	975,000	946,963
1.625%, 1/21/20	8,660,000	8,544,009
1.500%, 7/30/20	23,405,000	22,840,633
1.500%, 11/30/20	10,455,000	10,155,382
1.375%, 2/26/21	40,097,000	38,655,625
2.500%, 4/13/21	11,000,000	10,889,497
2.750%, 6/22/21	2,327,000	2,317,694
1.875%, 9/24/26	16,816,000	15,213,171
NCUA Guaranteed Notes
3.450%, 6/12/21	20,000	20,218
Resolution Funding Corp.
0.000%, 7/15/20 STRIPS	4,157,000	3,945,990
Tennessee Valley Authority
3.875%, 2/15/21	818,000	834,445
1.875%, 8/15/22	850,000	815,538

Total U.S. Government Agency Securities		443,837,662

U.S. Treasury Obligations (46.6%)
U.S. Treasury Bonds
7.875%, 2/15/21	798,000	889,346
8.125%, 5/15/21	355,000	401,730
8.000%, 11/15/21	265,000	305,218
6.000%, 2/15/26	1,710,000	2,046,817
6.125%, 11/15/27	4,347,000	5,406,887
5.375%, 2/15/31	275,000	339,797
4.500%, 2/15/36	185,600	220,209
4.750%, 2/15/37	330,000	405,276
4.250%, 5/15/39	200,000	233,187
4.375%, 11/15/39	200,000	237,306
4.625%, 2/15/40	4,670,300	5,726,153
4.375%, 5/15/40	1,000,000	1,187,984
4.375%, 5/15/41(z)	3,000,000	3,575,109
3.750%, 8/15/41	94,000	102,579
3.000%, 5/15/42	1,010,500	978,559
2.875%, 5/15/43	1,000,000	945,328
3.625%, 8/15/43	3,827,300	4,106,095
3.750%, 11/15/43	421,000	460,923
3.625%, 2/15/44	1,055,000	1,133,020
3.125%, 8/15/44	4,359,100	4,303,317
3.000%, 11/15/44	483,700	466,755
3.000%, 5/15/45	638,000	615,490
2.875%, 8/15/45	1,725,000	1,623,845
2.500%, 2/15/46	250,000	218,160
2.500%, 5/15/46	1,429,700	1,246,698
2.250%, 8/15/46	1,200,000	990,619
3.000%, 5/15/47(z)	7,588,000	7,308,192
2.750%, 11/15/47	268,000	245,346
3.000%, 2/15/48	1,642,000	1,580,451
U.S. Treasury Inflation Linked Notes
1.250%, 7/15/20 TIPS	2,097,305	2,121,433
0.625%, 7/15/21 TIPS	1,229,932	1,226,657
0.375%, 7/15/25 TIPS	2,460,081	2,382,398

See Notes to Portfolio of Investments.

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PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

	Principal Amount		Value (Note 1)
U.S. Treasury Notes
1.750%, 9/30/19		$2,046,000	$2,027,802
2.625%, 8/15/20		7,762,000	7,734,712
2.625%, 11/15/20		19,045,000	18,958,404
2.000%, 1/15/21		4,545,000	4,459,675
3.625%, 2/15/21		20,115,000	20,462,454
1.125%, 2/28/21		10,776,900	10,343,719
2.000%, 2/28/21(z)		4,600,000	4,508,216
1.250%, 3/31/21		19,440,000	18,690,497
2.250%, 3/31/21#(z)		6,300,000	6,207,764
3.125%, 5/15/21		8,723,000	8,779,495
1.375%, 5/31/21		4,113,000	3,956,096
2.125%, 8/15/21		17,221,000	16,862,454
1.125%, 9/30/21		9,862,000	9,365,972
2.125%, 9/30/21(z)		12,000,000	11,738,531
1.250%, 10/31/21		14,750,200	14,040,116
2.000%, 11/15/21		3,135,000	3,051,849
1.875%, 11/30/21		9,662,600	9,367,362
1.875%, 1/31/22		167,000	161,537
2.000%, 2/15/22		8,689,600	8,438,009
1.750%, 3/31/22		22,214,000	21,360,496
1.750%, 5/15/22		23,463,000	22,523,931
1.750%, 5/31/22		8,040,000	7,715,260
1.875%, 7/31/22		7,780,500	7,486,361
1.875%, 9/30/22		1,471,000	1,412,666
1.875%, 10/31/22		11,594,000	11,124,172
2.000%, 11/30/22		2,589,000	2,494,583
2.125%, 12/31/22		21,338,000	20,645,014
2.000%, 2/15/23		32,925,000	31,658,418
2.750%, 4/30/23		902,000	894,573
1.750%, 5/15/23		10,064,000	9,545,939
1.625%, 5/31/23		13,213,000	12,457,588
2.500%, 8/15/23		18,078,000	17,711,214
1.375%, 9/30/23		2,502,000	2,319,628
1.625%, 10/31/23		1,060,400	994,216
2.750%, 11/15/23		6,928,000	6,861,589
2.125%, 11/30/23		6,907,000	6,632,608
2.250%, 12/31/23		41,188,000	39,772,162
2.250%, 1/31/24		1,630,000	1,572,708
2.750%, 2/15/24		21,731,000	21,501,636
2.500%, 5/15/24		48,550,000	47,352,937
2.125%, 7/31/24(z)		10,000,000	9,542,656
2.375%, 8/15/24		12,979,700	12,552,282
2.125%, 9/30/24(z)		7,200,000	6,860,812
2.250%, 11/15/24		8,143,000	7,804,684
2.000%, 2/15/25		21,155,000	19,926,358
2.125%, 5/15/25		30,428,000	28,814,841
2.000%, 8/15/25		1,689,900	1,583,740
2.250%, 11/15/25		21,330,500	20,276,974
1.625%, 5/15/26		738,500	668,129
1.500%, 8/15/26		12,270,000	10,956,247
2.000%, 11/15/26		10,469,300	9,686,720
2.250%, 2/15/27		17,997,900	16,941,227
2.250%, 8/15/27(v)(w)		28,294,000	26,531,151
2.250%, 11/15/27		11,532,000	10,793,231
2.750%, 2/15/28		14,968,000	14,594,033
2.875%, 5/15/28		13,283,000	13,081,575
2.875%, 8/15/28		573,000	564,226

Total U.S. Treasury Obligations			737,402,133

Total Long-Term Debt Securities (110.5%) (Cost $1,782,029,194)			1,746,567,279

	Number of Shares		Value (Note 1)
COMMON STOCKS:
Consumer Staples (0.0%)
Beverages (0.0%)
Crimson Wine Group Ltd.*		2	18

Total Consumer Staples			18

Financials (0.0%)
Capital Markets (0.0%)
Jefferies Financial Services, Inc.		29	637

Total Financials			637

Total Common Stock (0.0%) (Cost $—)			655

	Principal Amount		Value (Note 1)
SHORT-TERM INVESTMENTS:
Foreign Government Treasury Bills (0.6%)
Argentina Treasury Bills
(2.75)%, 1/31/19(p)	ARS	586,000	14,327
5.30%, 2/22/19(p)		$3,600,000	3,525,755
(7.28)%, 2/28/19(p)	ARS	4,000	100
Japan Treasury Bills
(0.01)%, 10/22/18(p)	JPY	540,000,000	4,752,721
(0.09)%, 11/26/18(p)		190,000,000	1,672,464

Total Foreign Government Treasury Bills			9,965,367

Repurchase Agreements (0.2%)
Citigroup Global Markets, Inc., 2.44%, dated 9/28/18, due 10/5/18, repurchase price $100,047, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 1.625%-2.250%, maturing 11/30/19-11/15/27; total market value $105,429.(xx)		$100,000	100,000
Deutsche Bank Securities, Inc., 2.26%, dated 9/28/18, due 10/1/18, repurchase price $390,951, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 5/15/19-8/15/47; total market value $398,695.(xx)		390,878	390,878
ING Bank NV, 2.42%, dated 9/28/18, due 10/1/18, repurchase price $200,040, collateralized by various Common Stocks; total market value $222,249.(xx)		200,000	200,000
Natwest Markets Securities, Inc., 2.14%, dated 9/25/18, due 10/2/18, repurchase price $250,059, collateralized by various U.S. Government Treasury Securities, ranging from 1.375%-2.125%, maturing 10/31/20-11/15/26; total market value $255,091.(xx)		250,000	250,000
Natwest Markets Securities, Inc., 2.19%, dated 9/28/18, due 10/5/18, repurchase price $500,213, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-3.375%, maturing 2/15/19-5/15/44; total market value $510,093.(xx)		500,000	500,000

See Notes to Portfolio of Investments.

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PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

	Principal Amount	Value (Note 1)
Natwest Markets Securities, Inc., 2.25%, dated 9/28/18, due 10/1/18, repurchase price $1,000,188, collateralized by various U.S. Government Treasury Securities, ranging from 1.375%-2.875%, maturing 5/31/19-11/15/26; total market value $1,020,192.(xx)	$1,000,000	$1,000,000
NBC Global Finance Ltd., 2.34%, dated 9/28/18, due 10/1/18, repurchase price $700,137, collateralized by various Common Stocks; total market value $778,859.(xx)	700,000	700,000

Total Repurchase Agreements		3,140,878

U.S. Government Agency Securities (0.7%)
FHLB
1.40%, 10/3/18(o)(p)	5,310,000	5,309,380
1.90%, 10/10/18(o)(p)	665,000	664,649
2.18%, 12/21/18(o)(p)	4,235,000	4,214,038

Total U.S. Government Agency Securities		10,188,067

Total Short-Term Investments (1.5%) (Cost $23,443,833)		23,294,312

	Number of Contracts	Value (Note 1)
OPTIONS PURCHASED:
Call Options Purchased (0.0%)
Future Interest Rate Options (0.0%)
Canada 10 Year Bond 11/16/2018 at CAD 159.00, American Style Notional Amount: CAD 2,000,000 Exchange Traded*	20	77
Canada 10 Year Bond 11/16/2018 at CAD 158.00, American Style Notional Amount: CAD 1,700,000 Exchange Traded*	17	66
Euro-BTP 11/23/2018 at EUR 165.00, American Style Notional Amount: EUR 800,000 Exchange Traded*	8	93
Euro-BTP 11/23/2018 at EUR 160.00, American Style Notional Amount: EUR 1,500,000 Exchange Traded*	15	174
Euro-OAT 10/26/2018 at EUR 176.00, American Style Notional Amount: EUR 9,400,000 Exchange Traded*	94	1,091
Long Gilt 11/23/2018 at GBP 139.00, American Style Notional Amount: GBP 14,600,000 Exchange Traded*	146	—
U.S. Treasury 30 Year Bond 11/23/2018 at USD 184.00, American Style Notional Amount: USD 900,000 Exchange Traded*	9	—
U.S. Treasury 30 Year Bond 11/23/2018 at USD 182.00, American Style Notional Amount: USD 3,000,000 Exchange Traded*	30	—
U.S. Treasury 30 Year Bond 11/23/2018 at USD 180.00, American Style Notional Amount: USD 4,500,000 Exchange Traded*	45	—
U.S. Treasury 30 Year Bond 11/23/2018 at USD 178.00, American Style Notional Amount: USD 1,500,000 Exchange Traded*	15	—

		1,501

See Notes to Portfolio of Investments.

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PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

	Number of Contracts	Value (Note 1)
Put Options Purchased (0.0%)
Future Interest Rate Options (0.0%)
Euro-BTP 10/26/2018 at EUR 158.00, American Style Notional Amount: EUR 12,100,000 Exchange Traded*	121	$1,405
Euro-Bund 11/23/2018 at EUR 145.00, American Style Notional Amount: EUR 12,100,000 Exchange Traded*	121	1,405
Euro-Bund 11/23/2018 at EUR 148.00, American Style Notional Amount: EUR 3,200,000 Exchange Traded*	32	372
U.S. Treasury 10 Year Note 11/23/2018 at USD 107.00, American Style Notional Amount: USD 900,000 Exchange Traded*	9	—
U.S. Treasury 10 Year Note 11/23/2018 at USD 107.50, American Style Notional Amount: USD 1,500,000 Exchange Traded*	15	—
U.S. Treasury 10 Year Note 11/23/2018 at USD 108.00, American Style Notional Amount: USD 200,000 Exchange Traded*	2	—
U.S. Treasury 10 Year Note 11/23/2018 at USD 109.50, American Style Notional Amount: USD 5,000,000 Exchange Traded*	50	—
U.S. Treasury 10 Year Note 11/23/2018 at USD 110.00, American Style Notional Amount: USD 2,300,000 Exchange Traded*	23	—
U.S. Treasury 10 Year Note 11/23/2018 at USD 111.00, American Style Notional Amount: USD 2,200,000 Exchange Traded*	22	—
U.S. Treasury 10 Year Note 11/23/2018 at USD 110.50, American Style Notional Amount: USD 300,000 Exchange Traded*	3	—
U.S. Treasury 5 Year Note 11/23/2018 at USD 106.00, American Style Notional Amount: USD 900,000 Exchange Traded*	9	—
U.S. Treasury 5 Year Note 11/23/2018 at USD 107.00, American Style Notional Amount: USD 21,800,000 Exchange Traded*	218	—
U.S. Treasury 5 Year Note 11/23/2018 at USD 107.25, American Style Notional Amount: USD 24,600,000 Exchange Traded*	246	—
U.S. Treasury 5 Year Note 11/23/2018 at USD 107.50, American Style Notional Amount: USD 600,000 Exchange Traded*	6	—

		3,182

Total Options Purchased (0.0%) (Cost $13,282)		4,683

Total Investments in Securities (112.0%) (Cost $1,805,486,309)		1,769,866,929
Other Assets Less Liabilities (-12.0%)		(189,540,281)

Net Assets (100%)		$1,580,326,648

*	Non-income producing.

§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At September 30, 2018, the market value of these securities amounted to $122,386,343 or 7.7% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $506,475.

(b)	Rule 144A Illiquid Security. At September 30, 2018, the market value of these securities amounted to $13,496,016 or 0.9% of net assets.

(e)	Step Bond - Coupon rate increases or decreases in increments to maturity. Rate disclosed is as of September 30, 2018. Maturity date disclosed is the ultimate maturity date.

(h)

Defaulted security. A security is classified as defaulted if the issuer files for bankruptcy or fails to make a scheduled interest or principal payment within the grace period set forth in the security’s governing documents.

(k)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of September 30, 2018.

(l)

Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of September 30, 2018.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At September 30, 2018, the market value of these securities amounted to $22,473,013 or 1.4% of net assets.

(o)	Discount Note Security. Effective rate calculated as of September 30, 2018.

(p)	Yield to maturity.

(r)	Value determined using significant unobservable inputs.

(v)	All, or a portion of security held by broker as collateral for forward foreign currency contracts, with a total collateral value of $328,193.

(w)	ll, or a portion of security held by broker as collateral for TBA contracts, with a total collateral value of $276,620.

(x)	All or a portion of security is on loan at September 30, 2018.

See Notes to Portfolio of Investments.

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PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

(xx)

At September 30, 2018, the Portfolio had loaned securities with a total value of $3,044,667. This was secured by cash collateral of $3,140,878 which was subsequently invested in joint repurchase agreements with a total value of $3,140,878, for which the Portfolio has a proportionate interest as reported in the Portfolio of Investments as Repurchase Agreements.

(y)

Securities are perpetual and, thus, do not have a predetermined maturity date. The coupon rate for these securities are fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of September 30, 2018.

(z)	All or a portion of the Security is held as a Sale-Buyback position.

Glossary:

ARM	—	Adjustable Rate Mortgage

ARS	—	Argentina Peso

AUD	—	Australian Dollar

BRL	—	Brazilian Real

CAD	—	Canadian Dollar

CLO	—	Collateralized Loan Obligation

CPI	—	Consumer Price Index

DKK	—	Denmark Krone

EUR	—	European Currency Unit

EURIBOR	—	Euro Interbank Offered Rate

FHLB	—	Federal Home Loan Bank

FHLMC	—	Federal Home Loan Mortgage Corp.

FNMA	—	Federal National Mortgage Association

GBP	—	British Pound

GNMA	—	Government National Mortgage Association

ICE	—	Intercontinental Exchange

IO	—	Interest Only

JPY	—	Japanese Yen

LIBOR	—	London Interbank Offered Rate

MXN	—	Mexican Peso

MYR	—	Malaysian Ringgit

NCUA	—	National Credit Union Administration

PIK	—	Payment-in Kind Security

REMIC	—	Real Estate Mortgage Investment Conduit

RUB	—	Russian Ruble

SEK	—	Swedish Krona

STRIPS	—	Separate Trading of Registered Interest and Principal Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.

TBA	—	To Be Announced; Security is subject to delayed delivery

TIPS	—	Treasury Inflation Protected Security

USD	—	United States Dollar

See Notes to Portfolio of Investments.

18

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EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

Futures contracts outstanding as of September 30, 2018 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Euro-Bund	158	12/2018	EUR	29,129,374	(230,092)
U.S. Treasury 10 Year Note	165	12/2018	USD	19,598,906	(222,959)
U.S. Treasury 2 Year Note	110	12/2018	USD	23,180,781	(60,745)
U.S. Treasury 5 Year Note	516	12/2018	USD	58,037,907	(474,786)
U.S. Treasury Ultra Bond	20	12/2018	USD	3,085,625	(105,319)

					(1,093,901)

Short Contracts
Australia 10 Year Bond	(106)	12/2018	AUD	(9,872,990)	74,098
Canada 10 Year Bond	(37)	12/2018	CAD	(3,798,970)	47,106
Euro-BTP	(145)	12/2018	EUR	(20,848,742)	(144,335)
Euro-OAT	(94)	12/2018	EUR	(16,485,400)	165,081
Japan 10 Year Bond	(37)	12/2018	JPY	(48,876,343)	19,086
Japan 10 Year Bond Mini	(13)	12/2018	JPY	(1,717,162)	2,468
Long Gilt	(146)	12/2018	GBP	(23,014,447)	306,873
U.S. Treasury Long Bond	(113)	12/2018	USD	(15,876,500)	380,976
3 Month Eurodollar	(6)	6/2020	USD	(1,452,450)	4,390
3 Month Eurodollar	(11)	12/2020	USD	(2,662,962)	2,464

					858,207

					(235,694)

Forward foreign currency contracts outstanding as of September 30, 2018 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
DKK	63,000	USD	9,770	JPMorgan Chase Bank	10/1/2018	39
USD	4,051,679	DKK	24,947,000	Bank of America	10/1/2018	167,607
USD	2,005,076	DKK	12,405,000	Deutsche Bank AG	10/1/2018	73,705
USD	679,579	DKK	4,305,000	Goldman Sachs Bank USA	10/1/2018	9,322
USD	3,431,148	DKK	21,750,000	JPMorgan Chase Bank	10/1/2018	44,828
CAD	5,394,000	USD	4,169,217	Bank of America	10/2/2018	6,836
USD	1,117,540	CAD	1,442,000	Goldman Sachs Bank USA	10/2/2018	1,139
USD	4,606,213	EUR	3,939,000	Bank of America	10/2/2018	32,837
USD	2,691,083	EUR	2,284,000	Barclays Bank plc	10/2/2018	39,245
USD	475,015	EUR	406,000	Goldman Sachs Bank USA	10/2/2018	3,629
RUB	32,568,496	USD	471,000	JPMorgan Chase Bank**	10/9/2018	25,758
RUB	157,039,239	USD	2,297,766	Barclays Bank plc**	10/10/2018	97,260
USD	6,528,031	JPY	722,914,756	HSBC Bank plc	10/10/2018	161,722
EUR	237,095	USD	271,562	JPMorgan Chase Bank	10/11/2018	3,912
USD	902,595	EUR	765,326	JPMorgan Chase Bank	10/11/2018	13,383
MXN	872,000	USD	46,288	JPMorgan Chase Bank	10/26/2018	112
USD	4,695,086	EUR	4,029,000	Bank of America	11/2/2018	5,533
MXN	85,725,000	USD	4,412,262	Goldman Sachs Bank USA	11/14/2018	135,738
GBP	1,331,000	USD	1,697,176	Barclays Bank plc	11/15/2018	41,125
RUB	35,645,850	USD	520,160	Barclays Bank plc**	11/15/2018	21,450
SEK	42,500,000	USD	4,700,724	Goldman Sachs Bank USA	11/15/2018	98,992
USD	1,759,110	JPY	197,600,000	Barclays Bank plc	11/15/2018	14,258
USD	4,011,189	JPY	441,200,000	JPMorgan Chase Bank	11/15/2018	115,295
USD	2,793,928	RUB	176,600,008	Bank of America**	11/15/2018	110,632
USD	374,340	RUB	23,569,541	JPMorgan Chase Bank**	11/15/2018	16,219
USD	790,108	SEK	6,915,000	Barclays Bank plc	11/15/2018	9,166
USD	653,999	SEK	5,750,000	Goldman Sachs Bank USA	11/15/2018	4,626
USD	1,954,329	SEK	17,085,000	JPMorgan Chase Bank	11/15/2018	24,843
USD	1,716,514	JPY	190,000,000	Barclays Bank plc	11/26/2018	37,391
RUB	82,119,440	USD	1,235,802	Bank of America**	12/14/2018	8,015
USD	287,632	MYR	1,188,496	Goldman Sachs Bank USA**	12/19/2018	826

Total unrealized appreciation						1,325,443

DKK	20,520,000	USD	3,228,369	Bank of America	10/1/2018	(33,551)

See Notes to Portfolio of Investments.

19

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
DKK	4,305,000	USD	679,636	Goldman Sachs Bank USA	10/2/2018	(9,378)
EUR	3,231,000	USD	3,762,667	Barclays Bank plc	10/2/2018	(11,315)
USD	1,890,907	AUD	2,624,000	JPMorgan Chase Bank	10/2/2018	(5,852)
USD	93,000	BRL	377,906	Goldman Sachs Bank USA**	10/2/2018	(575)
USD	1,414,653	CAD	1,832,000	Goldman Sachs Bank USA	10/2/2018	(3,688)
USD	385,114	CAD	499,000	JPMorgan Chase Bank	10/2/2018	(1,213)
USD	663,953	DKK	4,305,000	JPMorgan Chase Bank	10/2/2018	(6,305)
USD	198,522	EUR	171,000	Barclays Bank plc	10/2/2018	(18)
USD	75,361	EUR	65,000	Goldman Sachs Bank USA	10/2/2018	(107)
USD	458,191	EUR	395,000	JPMorgan Chase Bank	10/2/2018	(423)
EUR	108,931	USD	128,092	JPMorgan Chase Bank	10/11/2018	(1,527)
RUB	118,896,431	USD	1,866,000	JPMorgan Chase Bank**	10/15/2018	(53,629)
USD	234,000	RUB	16,019,640	Barclays Bank plc**	10/15/2018	(10,192)
USD	750,000	RUB	50,149,073	Goldman Sachs Bank USA**	10/15/2018	(14,436)
USD	3,563,000	RUB	236,752,930	JPMorgan Chase Bank**	10/15/2018	(45,891)
USD	333,000	RUB	22,720,590	Goldman Sachs Bank USA**	10/18/2018	(13,229)
USD	349,000	RUB	23,379,510	Goldman Sachs Bank USA**	10/24/2018	(7,050)
USD	889,000	RUB	58,707,221	Goldman Sachs Bank USA**	10/29/2018	(4,599)
USD	524,234	CAD	682,000	JPMorgan Chase Bank	11/2/2018	(4,141)
USD	3,169,805	MXN	60,129,000	Goldman Sachs Bank USA	11/14/2018	(20,241)
USD	1,375,661	MXN	26,282,000	JPMorgan Chase Bank	11/14/2018	(18,687)
JPY	590,300,000	USD	5,320,569	JPMorgan Chase Bank	11/15/2018	(108,089)
RUB	353,200,015	USD	5,586,619	Bank of America**	11/15/2018	(220,028)
RUB	28,673,572	USD	445,097	Goldman Sachs Bank USA**	11/15/2018	(9,425)
RUB	43,842,161	USD	668,000	JPMorgan Chase Bank**	11/15/2018	(1,853)
USD	6,836,684	GBP	5,323,000	JPMorgan Chase Bank	11/15/2018	(115,213)
USD	540,657	SEK	4,900,000	Barclays Bank plc	11/15/2018	(12,722)
USD	859,804	SEK	7,785,000	Goldman Sachs Bank USA	11/15/2018	(19,391)

Total unrealized depreciation						(752,768)

Net unrealized appreciation						572,675

**	Non-deliverable forward.

See Notes to Portfolio of Investments.

20

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2018:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Asset-Backed Securities	$—	$47,248,227	$—	$47,248,227
Collateralized Mortgage Obligations	—	28,548,737	—	28,548,737
Commercial Mortgage-Backed Securities	—	32,774,738	—	32,774,738
Common Stocks
Consumer Staples	18	—	—	18
Financials	637	—	—	637
Corporate Bonds
Communication Services	—	15,065,105	—	15,065,105
Consumer Discretionary	—	4,719,341	—	4,719,341
Consumer Staples	—	13,257,445	—	13,257,445
Energy	—	12,441,267	—	12,441,267
Financials	—	119,639,817	582,267	120,222,084
Health Care	—	13,751,841	—	13,751,841
Industrials	—	13,731,493	—	13,731,493
Information Technology	—	6,627,044	—	6,627,044
Materials	—	5,111,560	—	5,111,560
Real Estate	—	9,738,187	—	9,738,187
Utilities	—	10,940,317	—	10,940,317
Foreign Government Securities	—	32,390,385	—	32,390,385
Forward Currency Contracts	—	1,325,443	—	1,325,443
Futures	1,002,542	—	—	1,002,542
Loan Participation
Industrials	—	3,009,642	—	3,009,642
Mortgage-Backed Securities	—	189,922,175	—	189,922,175
Municipal Bonds	—	5,827,896	—	5,827,896
Options Purchased
Call Options Purchased	1,501	—	—	1,501
Put Options Purchased	3,182	—	—	3,182
Short-Term Investments
Foreign Government Treasury Bills	—	9,965,367	—	9,965,367
Repurchase Agreements	—	3,140,878	—	3,140,878
U.S. Government Agency Securities	—	10,188,067	—	10,188,067
U.S. Government Agency Securities	—	443,837,662	—	443,837,662
U.S. Treasury Obligations	—	737,402,133	—	737,402,133

Total Assets	$1,007,880	$1,770,604,767	$582,267	$1,772,194,914

Liabilities:
Forward Currency Contracts	$—	$(752,768)	$—	$(752,768)
Futures	(1,238,236)	—	—	(1,238,236)

Total Liabilities	$(1,238,236)	$(752,768)	$—	$(1,991,004)

Total	$(230,356)	$1,769,851,999	$582,267	$1,770,203,910

There were no transfers between Levels 1, 2 or 3 during the nine months ended September 30, 2018.

As of September 30, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$5,647,828
Aggregate gross unrealized depreciation	(41,987,515)

Net unrealized depreciation	$(36,339,687)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$1,806,543,597

See Notes to Portfolio of Investments.

21

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (3.1%)
Diversified Telecommunication Services (0.6%)
ATN International, Inc.	6,800	$502,384
Cincinnati Bell, Inc.*	23,967	382,274
Cogent Communications Holdings, Inc.	23,225	1,295,955
Consolidated Communications Holdings, Inc.(x)	37,441	488,231
Frontier Communications Corp.(x)	45,053	292,394
Intelsat SA*	33,100	993,000
Iridium Communications, Inc.*	46,500	1,046,250
Ooma, Inc.*	3,100	51,460
ORBCOMM, Inc.*	33,500	363,810
pdvWireless, Inc.*	7,100	240,690
Vonage Holdings Corp.*	109,700	1,553,351
Windstream Holdings, Inc.(x)*	44,514	218,119

		7,427,918

Entertainment (0.5%)
AMC Entertainment Holdings, Inc., Class A(x)	31,456	644,848
Eros International plc*	14,100	169,905
IMAX Corp.*	34,100	879,780
Liberty Media Corp.-Liberty Braves, Class A*	6,800	185,504
Liberty Media Corp.-Liberty Braves, Class C*	18,100	493,225
LiveXLive Media, Inc.(x)*	2,400	9,408
Marcus Corp. (The)	9,500	399,475
Pandora Media, Inc.(x)*	143,100	1,360,881
Reading International, Inc., Class A*	9,100	143,780
Rosetta Stone, Inc.*	13,700	272,493
World Wrestling Entertainment, Inc., Class A	23,600	2,282,828

		6,842,127

Interactive Media & Services (0.5%)
Care.com, Inc.*	11,200	247,632
Cargurus, Inc.*	27,500	1,531,475
Cars.com, Inc.*	41,200	1,137,532
Meet Group, Inc. (The)*	57,800	286,110
QuinStreet, Inc.*	13,800	187,266
Travelzoo*	1,000	11,850
TrueCar, Inc.*	51,100	720,510
XO Group, Inc.*	13,700	472,376
Yelp, Inc.*	44,500	2,189,400

		6,784,151

Media (1.3%)
Cardlytics, Inc.(x)*	1,600	40,064
Central European Media Enterprises Ltd., Class A*	42,200	158,250
Clear Channel Outdoor Holdings, Inc., Class A	2,200	13,090
Daily Journal Corp.(x)*	500	120,500
Emerald Expositions Events, Inc.	3,400	56,032
Entercom Communications Corp., Class A(x)	71,600	565,640
Entravision Communications Corp., Class A	32,600	159,740
EW Scripps Co. (The), Class A	34,312	566,148
Gannett Co., Inc.	66,500	665,665
Gray Television, Inc.*	35,600	623,000
Hemisphere Media Group, Inc.*	4,600	64,170
Liberty Latin America Ltd., Class A*	24,300	506,412
Liberty Latin America Ltd., Class C*	63,500	1,310,005
Loral Space & Communications, Inc.*	6,896	313,078
MDC Partners, Inc., Class A*	31,500	130,725
Meredith Corp.(x)	21,500	1,097,575
MSG Networks, Inc., Class A*	33,700	869,460
National CineMedia, Inc.	38,023	402,664
New Media Investment Group, Inc.	25,900	406,371
New York Times Co. (The), Class A	71,400	1,652,910
Nexstar Media Group, Inc., Class A	24,906	2,027,349
Saga Communications, Inc., Class A	2,000	72,300
Scholastic Corp.	14,860	693,813
Sinclair Broadcast Group, Inc., Class A	42,600	1,207,710
TechTarget, Inc.*	7,000	135,940
TEGNA, Inc.	121,100	1,448,356
tronc, Inc.*	15,300	249,849
WideOpenWest, Inc.(x)*	4,900	54,929

		15,611,745

Wireless Telecommunication Services (0.2%)
Boingo Wireless, Inc.*	22,500	785,250
Gogo, Inc.(x)*	40,900	212,271
NII Holdings, Inc.(x)*	22,100	129,506
Shenandoah Telecommunications Co.	26,848	1,040,360
Spok Holdings, Inc.	15,100	232,540

		2,399,927

Total Communication Services		39,065,868

Consumer Discretionary (12.3%)
Auto Components (1.0%)
American Axle & Manufacturing Holdings, Inc.*	62,275	1,086,076
Cooper Tire & Rubber Co.	33,322	943,013
Cooper-Standard Holdings, Inc.*	10,000	1,199,800
Dana, Inc.	85,565	1,597,498
Dorman Products, Inc.*	15,200	1,169,184
Fox Factory Holding Corp.*	20,100	1,408,005
Gentherm, Inc.*	22,600	1,027,170
LCI Industries	13,370	1,107,036
Modine Manufacturing Co.*	32,900	490,210
Motorcar Parts of America, Inc.*	10,300	241,535
Standard Motor Products, Inc.	12,800	630,016
Stoneridge, Inc.*	13,300	395,276
Superior Industries International, Inc.	9,600	163,680
Tenneco, Inc.	30,697	1,293,572
Tower International, Inc.	10,200	308,550

		13,060,621

Automobiles (0.0%)
Winnebago Industries, Inc.	17,346	575,020

Distributors (0.1%)
Core-Mark Holding Co., Inc.	25,600	869,376
Funko, Inc., Class A(x)*	2,100	49,749
Weyco Group, Inc.	3,300	116,094

		1,035,219

Diversified Consumer Services (0.8%)
Adtalem Global Education, Inc.*	36,000	1,735,200
American Public Education, Inc.*	12,607	416,661
Cambium Learning Group, Inc.*	1,300	15,392
Career Education Corp.*	38,600	576,298
Carriage Services, Inc.	7,600	163,780
Chegg, Inc.*	59,500	1,691,585
Houghton Mifflin Harcourt Co.*	77,300	541,100
K12, Inc.*	19,284	341,327
Laureate Education, Inc., Class A*	20,300	313,432
Regis Corp.*	21,352	436,221
Sotheby’s*	21,802	1,072,440
Strategic Education, Inc.	12,664	1,735,349
Weight Watchers International, Inc.*	21,500	1,547,785

		10,586,570

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Hotels, Restaurants & Leisure (3.2%)
BBX Capital Corp.	2,300	$17,066
Belmond Ltd., Class A*	48,009	876,164
Biglari Holdings, Inc., Class A*	249	229,578
BJ’s Restaurants, Inc.	12,134	876,075
Bloomin’ Brands, Inc.	59,800	1,183,442
Bluegreen Vacations Corp.(x)	1,600	28,624
Bojangles’, Inc.*	8,500	133,450
Boyd Gaming Corp.	46,700	1,580,795
Brinker International, Inc.(x)	28,200	1,317,786
Carrols Restaurant Group, Inc.*	19,700	287,620
Century Casinos, Inc.*	10,800	80,568
Cheesecake Factory, Inc. (The)	25,721	1,377,102
Churchill Downs, Inc.	7,793	2,164,116
Chuy’s Holdings, Inc.*	11,000	288,750
Cracker Barrel Old Country Store, Inc.(x)	11,023	1,621,814
Dave & Buster’s Entertainment, Inc.*	24,100	1,595,902
Del Frisco’s Restaurant Group, Inc.*	11,400	94,620
Del Taco Restaurants, Inc.*	11,900	140,539
Denny’s Corp.*	40,100	590,272
Dine Brands Global, Inc.	11,281	917,258
Drive Shack, Inc. (REIT)*	5,000	29,800
El Pollo Loco Holdings, Inc.*	11,500	144,325
Eldorado Resorts, Inc.(x)*	36,759	1,786,487
Empire Resorts, Inc.(x)*	1,100	10,230
Fiesta Restaurant Group, Inc.*	11,600	310,300
Golden Entertainment, Inc.*	6,900	165,669
Habit Restaurants, Inc. (The), Class A*	4,400	70,180
International Speedway Corp., Class A	15,100	661,380
J Alexander’s Holdings, Inc.*	8,006	95,271
Jack in the Box, Inc.	18,739	1,570,890
Lindblad Expeditions Holdings, Inc.*	6,300	93,681
Marriott Vacations Worldwide Corp.	23,680	2,646,240
Monarch Casino & Resort, Inc.*	6,100	277,245
Nathan’s Famous, Inc.	1,500	123,600
Noodles & Co.(x)*	400	4,840
OBH, Inc.*	491	89,043
Papa John’s International, Inc.(x)	15,642	802,122
Penn National Gaming, Inc.*	47,700	1,570,284
Pinnacle Entertainment, Inc.*	31,200	1,051,128
Planet Fitness, Inc., Class A*	48,300	2,609,649
PlayAGS, Inc.*	5,100	150,297
Potbelly Corp.*	12,200	150,060
Red Robin Gourmet Burgers, Inc.*	8,200	329,230
Red Rock Resorts, Inc., Class A	38,900	1,036,685
Ruth’s Hospitality Group, Inc.	15,900	501,645
Scientific Games Corp., Class A*	31,300	795,020
SeaWorld Entertainment, Inc.*	38,600	1,213,198
Shake Shack, Inc., Class A*	13,800	869,538
Sonic Corp.	27,538	1,193,497
Speedway Motorsports, Inc.	10,700	190,995
Texas Roadhouse, Inc.	39,618	2,745,132
Wingstop, Inc.	16,600	1,133,282
Zoe’s Kitchen, Inc.(x)*	200	2,544

		39,825,028

Household Durables (1.5%)
AV Homes, Inc.*	6,800	136,000
Bassett Furniture Industries, Inc.	5,100	108,375
Beazer Homes USA, Inc.*	18,100	190,050
Cavco Industries, Inc.*	4,900	1,239,700
Century Communities, Inc.*	8,700	228,375
Ethan Allen Interiors, Inc.	14,154	293,696
Flexsteel Industries, Inc.	3,200	95,168
GoPro, Inc., Class A(x)*	57,100	411,120
Green Brick Partners, Inc.*	13,500	136,350
Hamilton Beach Brands Holding Co., Class A	4,800	105,312
Helen of Troy Ltd.*	16,498	2,159,589
Hooker Furniture Corp.	6,500	219,700
Hovnanian Enterprises, Inc., Class A(x)*	20,900	33,440
Installed Building Products, Inc.*	11,100	432,900
iRobot Corp.(x)*	15,900	1,747,728
KB Home	47,900	1,145,289
La-Z-Boy, Inc.	28,209	891,404
LGI Homes, Inc.(x)*	8,900	422,216
Lifetime Brands, Inc.	6,000	65,400
M.D.C. Holdings, Inc.	25,785	762,720
M/I Homes, Inc.*	12,300	294,339
Meritage Homes Corp.*	21,939	875,366
Roku, Inc.*	24,200	1,767,326
Skyline Champion Corp.	2,300	65,711
Taylor Morrison Home Corp., Class A*	61,800	1,114,872
TopBuild Corp.*	21,800	1,238,676
TRI Pointe Group, Inc.*	85,601	1,061,452
Tupperware Brands Corp.	28,700	960,015
Universal Electronics, Inc.*	8,100	318,735
William Lyon Homes, Class A*	11,900	189,091
ZAGG, Inc.*	15,800	233,050

		18,943,165

Internet & Direct Marketing Retail (1.0%)
1-800-Flowers.com, Inc., Class A*	14,700	173,460
Duluth Holdings, Inc., Class B(x)*	8,400	264,264
Etsy, Inc.*	66,700	3,427,046
Fluent, Inc.(x)*	200	430
Groupon, Inc.*	246,300	928,551
Lands’ End, Inc.(x)*	8,000	140,400
Leaf Group Ltd.*	800	8,000
Liberty Expedia Holdings, Inc., Class A*	30,400	1,430,016
Liberty TripAdvisor Holdings, Inc., Class A*	42,200	626,670
Liquidity Services, Inc.*	11,400	72,390
Nutrisystem, Inc.	16,600	615,030
Overstock.com, Inc.(x)*	8,500	235,450
PetMed Express, Inc.(x)	11,400	376,314
Quotient Technology, Inc.*	62,500	968,750
Remark Holdings, Inc.(x)*	3,500	11,165
Shutterfly, Inc.*	19,497	1,284,657
Shutterstock, Inc.	10,900	594,922
Stamps.com, Inc.*	9,300	2,103,660

		13,261,175

Leisure Products (0.4%)
Acushnet Holdings Corp.	12,900	353,847
American Outdoor Brands Corp.*	29,835	463,338
Callaway Golf Co.	52,763	1,281,613
Johnson Outdoors, Inc., Class A	3,300	306,867
Malibu Boats, Inc., Class A*	8,700	476,064
Marine Products Corp.	500	11,445
MCBC Holdings, Inc.*	1,500	53,820
Nautilus, Inc.*	16,300	227,385
Sturm Ruger & Co., Inc.(x)	10,600	731,930
Vista Outdoor, Inc.*	32,800	586,792

		4,493,101

Multiline Retail (0.4%)
Big Lots, Inc.	25,600	1,069,824
Dillard’s, Inc., Class A(x)	8,700	664,158
JC Penney Co., Inc.(x)*	177,700	294,982
Ollie’s Bargain Outlet Holdings, Inc.*	27,300	2,623,530

		4,652,494

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Specialty Retail (3.0%)
Aaron’s, Inc.	37,200	$2,025,912
Abercrombie & Fitch Co., Class A	39,300	830,016
American Eagle Outfitters, Inc.	94,800	2,353,885
America’s Car-Mart, Inc.*	2,900	226,780
Asbury Automotive Group, Inc.*	11,442	786,638
Ascena Retail Group, Inc.*	97,562	445,858
At Home Group, Inc.*	14,800	466,644
Barnes & Noble Education, Inc.*	19,975	115,056
Barnes & Noble, Inc.	18,800	109,040
Bed Bath & Beyond, Inc.	75,100	1,126,500
Boot Barn Holdings, Inc.*	7,400	210,234
Buckle, Inc. (The)(x)	11,389	262,516
Caleres, Inc.	27,663	991,995
Camping World Holdings, Inc., Class A(x)	17,700	377,364
Carvana Co.(x)*	15,900	939,531
Cato Corp. (The), Class A	13,323	280,049
Chico’s FAS, Inc.	80,900	701,403
Children’s Place, Inc. (The)	11,390	1,455,642
Citi Trends, Inc.	5,200	149,604
Conn’s, Inc.(x)*	7,400	261,590
Container Store Group, Inc. (The)*	9,600	106,560
DSW, Inc., Class A	38,100	1,290,828
Express, Inc.*	41,100	454,566
Five Below, Inc.*	31,305	4,071,529
Francesca’s Holdings Corp.(x)*	4,000	14,840
GameStop Corp., Class A(x)	56,000	855,120
Genesco, Inc.*	12,357	582,015
Group 1 Automotive, Inc.	11,937	774,711
Guess?, Inc.	35,400	800,040
Haverty Furniture Cos., Inc.	12,200	269,620
Hibbett Sports, Inc.*	13,155	247,314
Hudson Ltd., Class A*	22,200	500,832
Kirkland’s, Inc.*	7,300	73,657
Lithia Motors, Inc., Class A	13,600	1,110,576
Lumber Liquidators Holdings, Inc.*	15,976	247,468
MarineMax, Inc.*	14,200	301,750
Monro, Inc.	17,604	1,225,238
Murphy USA, Inc.*	17,400	1,487,004
National Vision Holdings, Inc.*	18,992	857,299
Office Depot, Inc.	313,000	1,004,730
Party City Holdco, Inc.(x)*	14,200	192,410
Pier 1 Imports, Inc.(x)	24,156	36,234
Rent-A-Center, Inc.*	21,103	303,461
RH(x)*	11,443	1,499,147
Sally Beauty Holdings, Inc.(x)*	68,400	1,257,876
Shoe Carnival, Inc.	4,700	180,950
Signet Jewelers Ltd.	33,000	2,175,690
Sleep Number Corp.*	24,800	912,144
Sonic Automotive, Inc., Class A	12,325	238,489
Tailored Brands, Inc.(x)	29,451	741,871
Tile Shop Holdings, Inc.	12,000	85,800
Tilly’s, Inc., Class A	5,900	111,805
Winmark Corp.	1,200	199,200
Zumiez, Inc.*	12,700	334,645

		38,661,676

Textiles, Apparel & Luxury Goods (0.9%)
Crocs, Inc.*	42,834	911,936
Culp, Inc.	5,800	140,360
Deckers Outdoor Corp.*	19,500	2,312,310
Fossil Group, Inc.*	23,700	551,736
G-III Apparel Group Ltd.*	24,200	1,166,198
Movado Group, Inc.	9,000	377,100
Oxford Industries, Inc.	8,700	784,740
Perry Ellis International, Inc.*	7,200	196,776
Steven Madden Ltd.	35,340	1,869,486
Unifi, Inc.*	9,000	254,970
Vera Bradley, Inc.*	18,100	276,206
Wolverine World Wide, Inc.	55,580	2,170,399

		11,012,217

Total Consumer Discretionary		156,106,286

Consumer Staples (2.6%)
Beverages (0.3%)
Boston Beer Co., Inc. (The), Class A*	4,974	1,430,025
Castle Brands, Inc.*	2,800	2,996
Celsius Holdings, Inc.(x)*	1,200	4,836
Coca-Cola Bottling Co. Consolidated	2,600	473,928
Craft Brew Alliance, Inc.*	6,700	109,545
MGP Ingredients, Inc.	7,100	560,758
National Beverage Corp.(x)*	6,700	781,354
Primo Water Corp.*	15,000	270,750

		3,634,192

Food & Staples Retailing (0.6%)
Andersons, Inc. (The)	16,409	617,799
BJ’s Wholesale Club Holdings, Inc.*	24,338	651,772
Chefs’ Warehouse, Inc. (The)*	9,000	327,150
Ingles Markets, Inc., Class A	7,400	253,450
Natural Grocers by Vitamin Cottage, Inc.(x)*	11,100	187,479
Performance Food Group Co.*	56,900	1,894,770
PriceSmart, Inc.	11,452	927,039
Rite Aid Corp.(x)*	587,900	752,512
Smart & Final Stores, Inc.*	15,800	90,060
SpartanNash Co.	20,870	418,652
SUPERVALU, Inc.*	21,300	686,286
United Natural Foods, Inc.*	28,488	853,216
Village Super Market, Inc., Class A	5,000	136,000
Weis Markets, Inc.	4,451	193,173

		7,989,358

Food Products (1.0%)
Alico, Inc.(x)	700	23,660
B&G Foods, Inc.(x)	37,700	1,034,865
Calavo Growers, Inc.(x)	8,900	859,740
Cal-Maine Foods, Inc.	17,384	839,647
Darling Ingredients, Inc.*	94,299	1,821,856
Dean Foods Co.	53,900	382,690
Farmer Brothers Co.*	5,217	137,729
Fresh Del Monte Produce, Inc.	18,504	627,101
Freshpet, Inc.*	13,100	480,770
Hostess Brands, Inc.*	45,800	507,006
J&J Snack Foods Corp.	8,603	1,298,107
John B Sanfilippo & Son, Inc.	4,200	299,796
Lancaster Colony Corp.	10,737	1,602,068
Landec Corp.*	15,400	221,760
Limoneira Co.	7,100	185,381
Sanderson Farms, Inc.	11,493	1,188,031
Seneca Foods Corp., Class A*	6,100	205,570
Simply Good Foods Co. (The)*	33,700	655,465
Tootsie Roll Industries, Inc.(x)	15,356	449,163

		12,820,405

Household Products (0.2%)
Central Garden & Pet Co.(x)*	6,400	230,656
Central Garden & Pet Co., Class A*	19,233	637,382
Oil-Dri Corp. of America	3,200	123,392
WD-40 Co.	8,227	1,415,866

		2,407,296

Personal Products (0.4%)
Edgewell Personal Care Co.*	30,100	1,391,523
elf Beauty, Inc.(x)*	11,400	145,122
Inter Parfums, Inc.	9,100	586,495
Medifast, Inc.	6,000	1,329,300
Natural Health Trends Corp.(x)	7,500	174,600
Nature’s Sunshine Products, Inc.*	600	5,250

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Revlon, Inc., Class A(x)*	11,800	$263,140
USANA Health Sciences, Inc.*	7,000	843,850

		4,739,280

Tobacco (0.1%)
22nd Century Group, Inc.(x)*	13,500	37,935
Pyxus International, Inc.*	1,600	36,800
Turning Point Brands, Inc.	1,400	58,044
Universal Corp.	14,153	919,945
Vector Group Ltd.(x)	57,819	796,750

		1,849,474

Total Consumer Staples		33,440,005

Energy (4.7%)
Energy Equipment & Services (1.8%)
Archrock, Inc.	71,000	866,200
Basic Energy Services, Inc.*	8,300	82,917
Bristow Group, Inc.*	30,480	369,722
C&J Energy Services, Inc.*	36,000	748,800
Cactus, Inc., Class A*	20,600	788,568
CARBO Ceramics, Inc.(x)*	13,400	97,150
Covia Holdings Corp.*	17,300	155,181
Dawson Geophysical Co.*	800	4,952
Diamond Offshore Drilling, Inc.(x)*	37,000	740,000
Dril-Quip, Inc.*	21,700	1,133,825
Era Group, Inc.*	13,200	163,020
Exterran Corp.*	18,400	488,152
Forum Energy Technologies, Inc.*	45,000	465,750
Frank’s International NV*	36,300	315,084
FTS International, Inc.*	5,200	61,308
Gulfmark Offshore, Inc.(x)*	500	18,650
Helix Energy Solutions Group, Inc.*	79,400	784,472
Independence Contract Drilling, Inc.*	20,200	99,788
ION Geophysical Corp.*	1,800	27,990
Keane Group, Inc.*	20,200	249,874
Key Energy Services, Inc.*	2,200	25,168
KLX Energy Services Holdings, Inc.*	11,920	381,559
Liberty Oilfield Services, Inc., Class A(x)	12,800	276,096
Mammoth Energy Services, Inc.	7,000	203,700
Matrix Service Co.*	17,100	421,515
McDermott International, Inc.*	101,613	1,872,728
Natural Gas Services Group, Inc.*	6,877	145,105
NCS Multistage Holdings, Inc.(x)*	4,900	80,899
Newpark Resources, Inc.*	47,602	492,681
Nine Energy Service, Inc.*	1,900	58,102
Noble Corp. plc*	139,900	983,497
Nuverra Environmental Solutions, Inc.(x)*	300	3,336
Ocean Rig UDW, Inc., Class A*	30,500	1,055,910
Oceaneering International, Inc.*	55,200	1,523,520
Oil States International, Inc.*	29,100	966,120
PHI, Inc. (Non-Voting)*	9,300	86,862
Pioneer Energy Services Corp.*	45,500	134,225
Profire Energy, Inc.*	6,500	20,735
ProPetro Holding Corp.*	31,800	524,382
Quintana Energy Services, Inc.(x)*	600	4,404
RigNet, Inc.*	9,900	201,465
Rowan Cos. plc, Class A*	66,800	1,257,844
SEACOR Holdings, Inc.*	9,200	454,572
SEACOR Marine Holdings, Inc.*	14,649	331,507
Select Energy Services, Inc., Class A*	12,400	146,816
Smart Sand, Inc.(x)*	27,500	113,025
Solaris Oilfield Infrastructure, Inc., Class A(x)*	8,600	162,454
Superior Energy Services, Inc.*	87,200	849,328
TETRA Technologies, Inc.*	80,061	361,075
Tidewater, Inc.(x)*	13,400	417,946
Unit Corp.*	28,500	742,710
US Silica Holdings, Inc.(x)	53,200	1,001,756

		22,962,445

Oil, Gas & Consumable Fuels (2.9%)
Abraxas Petroleum Corp.*	90,900	211,797
Adams Resources & Energy, Inc.	100	4,246
Alta Mesa Resources, Inc.(x)*	20,800	86,944
Amyris, Inc.(x)*	6,000	47,640
Approach Resources, Inc.(x)*	14,200	31,666
Arch Coal, Inc., Class A	12,600	1,126,440
Ardmore Shipping Corp.*	17,500	113,750
Bonanza Creek Energy, Inc.*	11,600	345,448
California Resources Corp.(x)*	25,200	1,222,956
Callon Petroleum Co.*	143,621	1,722,016
Carrizo Oil & Gas, Inc.*	43,203	1,088,716
Clean Energy Fuels Corp.*	87,959	228,693
Cloud Peak Energy, Inc.*	17,200	39,560
CONSOL Energy, Inc.*	15,700	640,717
CVR Energy, Inc.(x)	14,000	563,080
Delek US Holdings, Inc.	46,447	1,970,746
Denbury Resources, Inc.*	198,900	1,233,180
DHT Holdings, Inc.	61,500	289,050
Dorian LPG Ltd.*	17,738	141,372
Earthstone Energy, Inc., Class A*	3,400	31,892
Eclipse Resources Corp.*	104,594	124,467
Energy Fuels, Inc.*	5,700	18,696
Energy XXI Gulf Coast, Inc.*	24,800	207,328
EP Energy Corp., Class A(x)*	57,300	134,082
Evolution Petroleum Corp.	17,600	194,480
Frontline Ltd.(x)*	41,200	239,372
GasLog Ltd.	23,500	464,125
Golar LNG Ltd.	55,100	1,531,780
Goodrich Petroleum Corp.(x)*	500	7,020
Green Plains, Inc.	21,700	373,240
Gulfport Energy Corp.*	97,600	1,016,016
Halcon Resources Corp.(x)*	73,500	328,545
Hallador Energy Co.	2,000	12,440
HighPoint Resources Corp.*	61,902	302,082
International Seaways, Inc.*	25,466	509,829
Isramco, Inc.*	1,321	161,228
Jagged Peak Energy, Inc.(x)*	26,200	362,346
Jura Energy Corp.*	690	29
Laredo Petroleum, Inc.*	86,900	709,973
Lilis Energy, Inc.(x)*	10,700	52,430
Matador Resources Co.*	51,100	1,688,855
Midstates Petroleum Co., Inc.*	2,500	22,275
NACCO Industries, Inc., Class A	2,400	78,600
NextDecade Corp.(x)*	700	3,955
Nordic American Tankers Ltd.(x)	46,101	96,351
Northern Oil and Gas, Inc.*	42,700	170,800
Oasis Petroleum, Inc.*	150,528	2,134,486
Overseas Shipholding Group, Inc., Class A*	18,300	57,645
Panhandle Oil and Gas, Inc., Class A	9,300	171,585
Par Pacific Holdings, Inc.*	17,600	359,040
PDC Energy, Inc.*	37,835	1,852,402
Peabody Energy Corp.	45,100	1,607,364
Penn Virginia Corp.*	8,000	644,320
Renewable Energy Group, Inc.*	24,200	696,960
Resolute Energy Corp.(x)*	12,400	468,844
REX American Resources Corp.*	3,600	271,980
Ring Energy, Inc.*	23,700	234,867
Rosehill Resources, Inc.(x)*	700	4,270
Sanchez Energy Corp.(x)*	69,500	159,850
SandRidge Energy, Inc.*	19,900	216,313
Scorpio Tankers, Inc.	164,000	329,640
SemGroup Corp., Class A	38,200	842,310

See Notes to Portfolio of Investments.

4

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Ship Finance International Ltd.(x)	61,305	$852,140
SilverBow Resources, Inc.*	300	8,001
Southwestern Energy Co.*	329,400	1,683,234
SRC Energy, Inc.*	135,100	1,201,039
Talos Energy, Inc.*	10,900	357,738
Teekay Corp.	56,300	379,462
Teekay Tankers Ltd., Class A	98,757	97,552
Tellurian, Inc.(x)*	32,800	294,216
Ultra Petroleum Corp.*	111,800	125,216
Uranium Energy Corp.(x)*	11,300	19,436
W&T Offshore, Inc.*	66,444	640,520
WildHorse Resource Development Corp.*	21,000	496,440
World Fuel Services Corp.	37,400	1,035,232
Zion Oil & Gas, Inc.(x)*	5,400	6,912

		37,199,267

Total Energy		60,161,712

Financials (17.4%)
Banks (9.2%)
1st Constitution Bancorp(x)	300	6,210
1st Source Corp.	9,072	477,369
Access National Corp.	9,197	249,331
ACNB Corp.	3,600	133,920
Allegiance Bancshares, Inc.*	6,400	266,880
American National Bankshares, Inc.	4,900	191,100
Ameris Bancorp	20,854	953,028
Ames National Corp.	5,550	151,238
Arrow Financial Corp.	7,323	270,962
Atlantic Capital Bancshares, Inc.*	10,700	179,225
Auburn National Bancorporation, Inc.	100	3,832
Banc of California, Inc.	27,900	527,310
BancFirst Corp.	9,000	539,550
Bancorp, Inc. (The)*	29,900	286,741
BancorpSouth Bank	61,000	1,994,700
Bank of Commerce Holdings	500	6,100
Bank of Marin Bancorp	3,400	285,260
Bank of NT Butterfield & Son Ltd. (The)	30,800	1,597,288
Bank of Princeton (The)*	300	9,162
Bankwell Financial Group, Inc.	3,800	119,168
Banner Corp.	23,000	1,429,910
Bar Harbor Bankshares	8,546	245,441
Baycom Corp.*	800	21,344
BCB Bancorp, Inc.	300	4,155
Berkshire Hills Bancorp, Inc.	28,094	1,143,426
Blue Hills Bancorp, Inc.	14,100	339,810
Boston Private Financial Holdings, Inc.	46,970	641,141
Bridge Bancorp, Inc.	10,481	347,969
Brookline Bancorp, Inc.	39,977	667,616
Bryn Mawr Bank Corp.	9,280	435,232
Business First Bancshares, Inc.	800	21,240
Byline Bancorp, Inc.*	1,300	29,510
C&F Financial Corp.	2,200	129,250
Cadence Bancorp	26,300	686,956
Cambridge Bancorp	200	17,998
Camden National Corp.	8,750	380,100
Capital City Bank Group, Inc.	7,600	177,384
Capstar Financial Holdings, Inc.	500	8,350
Carolina Financial Corp.	10,700	403,604
Cathay General Bancorp	41,947	1,738,284
CB Financial Services, Inc.(x)	200	6,170
CBTX, Inc.(x)	2,300	81,742
CenterState Bank Corp.	53,392	1,497,646
Central Pacific Financial Corp.	17,100	451,953
Central Valley Community Bancorp	6,000	129,660
Century Bancorp, Inc., Class A	2,000	144,500
Chemical Financial Corp.	44,794	2,391,999
Chemung Financial Corp.	400	16,972
Citizens & Northern Corp.	7,002	183,102
City Holding Co.	8,450	648,960
Civista Bancshares, Inc.	400	9,636
CNB Financial Corp.	8,600	248,196
CoBiz Financial, Inc.	21,321	472,047
Codorus Valley Bancorp, Inc.	5,686	177,631
Columbia Banking System, Inc.	40,955	1,587,825
Community Bank System, Inc.	28,102	1,716,189
Community Bankers Trust Corp.*	800	7,040
Community Financial Corp. (The)	300	10,029
Community Trust Bancorp, Inc.	8,725	404,404
ConnectOne Bancorp, Inc.	16,200	384,750
County Bancorp, Inc.	500	12,550
Customers Bancorp, Inc.*	14,900	350,597
CVB Financial Corp.	58,087	1,296,502
Eagle Bancorp, Inc.*	17,550	888,030
Enterprise Bancorp, Inc.	5,400	185,706
Enterprise Financial Services Corp.	12,495	662,860
Equity Bancshares, Inc., Class A*	5,100	200,226
Esquire Financial Holdings, Inc.(x)*	200	4,992
Evans Bancorp, Inc.	100	4,695
Farmers & Merchants Bancorp, Inc.	500	21,295
Farmers National Banc Corp.	14,500	221,850
FB Financial Corp.	5,200	203,736
FCB Financial Holdings, Inc., Class A*	24,200	1,147,080
Fidelity D&D Bancorp, Inc.(x)	100	6,898
Fidelity Southern Corp.	10,800	267,624
Financial Institutions, Inc.	8,900	279,460
First Bancorp*	125,900	1,145,690
First Bancorp, Inc.	5,519	159,885
First Bancorp/NC	16,310	660,718
First Bancshares, Inc. (The)	800	31,240
First Bank	500	6,575
First Busey Corp.	21,259	660,092
First Business Financial Services, Inc.	5,500	127,490
First Choice Bancorp	500	13,545
First Commonwealth Financial Corp.	51,113	824,964
First Community Bancshares, Inc.	9,000	304,920
First Community Corp.	300	7,260
First Connecticut Bancorp, Inc.	10,400	307,320
First Financial Bancorp	53,743	1,596,167
First Financial Bankshares, Inc.(x)	36,624	2,164,478
First Financial Corp.	6,000	301,200
First Financial Northwest, Inc.	1,700	28,169
First Foundation, Inc.*	15,100	235,862
First Guaranty Bancshares, Inc.(x)	229	5,883
First Internet Bancorp	5,200	158,340
First Interstate BancSystem, Inc., Class A	18,327	821,050
First Merchants Corp.	27,600	1,241,724
First Mid-Illinois Bancshares, Inc.	5,200	209,716
First Midwest Bancorp, Inc.	65,868	1,751,430
First Northwest Bancorp*	6,800	104,720
First of Long Island Corp. (The)	12,275	266,981
First Savings Financial Group, Inc.	100	6,828
First United Corp.(x)	400	7,520
Flushing Financial Corp.	15,942	388,985
Franklin Financial Network, Inc.*	7,800	304,980
Fulton Financial Corp.	99,800	1,661,670
German American Bancorp, Inc.	12,150	428,652
Glacier Bancorp, Inc.	53,014	2,284,373
Great Southern Bancorp, Inc.	6,130	339,296
Great Western Bancorp, Inc.	33,400	1,409,146
Green Bancorp, Inc.	13,000	287,300
Guaranty Bancorp	21,900	650,430

See Notes to Portfolio of Investments.

5

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Guaranty Bancshares, Inc.	100	$3,023
Hancock Whitney Corp.	48,486	2,305,508
Hanmi Financial Corp.	18,000	448,200
HarborOne Bancorp, Inc.*	9,700	185,464
Heartland Financial USA, Inc.	20,100	1,166,805
Heritage Commerce Corp.	16,500	246,180
Heritage Financial Corp.	17,362	610,274
Hilltop Holdings, Inc.	42,000	847,140
Home BancShares, Inc.	97,101	2,126,512
HomeTrust Bancshares, Inc.*	10,100	294,415
Hope Bancorp, Inc.	73,614	1,190,338
Horizon Bancorp, Inc.	16,950	334,763
Howard Bancorp, Inc.*	900	15,930
IBERIABANK Corp.	33,985	2,764,679
Independent Bank Corp./MA	14,886	1,229,584
Independent Bank Corp./MI	11,700	276,705
Independent Bank Group, Inc.	15,500	1,027,650
International Bancshares Corp.	31,390	1,412,550
Investar Holding Corp.	200	5,370
Investors Bancorp, Inc.	139,840	1,715,837
Lakeland Bancorp, Inc.	23,635	426,612
Lakeland Financial Corp.	13,800	641,424
LCNB Corp.	5,700	106,305
LegacyTexas Financial Group, Inc.	25,560	1,088,856
Level One Bancorp, Inc.	300	8,340
Live Oak Bancshares, Inc.	21,500	576,200
Macatawa Bank Corp.	16,700	195,557
MB Financial, Inc.	51,151	2,358,572
MBT Financial Corp.	11,800	133,340
Mercantile Bank Corp.	8,900	296,993
Metropolitan Bank Holding Corp.*	1,000	41,120
Mid Penn Bancorp, Inc.	100	2,915
Middlefield Banc Corp.	200	9,420
Midland States Bancorp, Inc.	11,800	378,780
MidSouth Bancorp, Inc.	300	4,620
MidWestOne Financial Group, Inc.	5,000	166,550
MutualFirst Financial, Inc.	3,400	125,290
MVB Financial Corp.(x)	200	3,604
National Bank Holdings Corp., Class A	13,800	519,570
National Bankshares, Inc.	4,000	181,800
National Commerce Corp.*	8,300	342,790
NBT Bancorp, Inc.	24,582	943,457
Nicolet Bankshares, Inc.*	2,700	147,177
Northeast Bancorp	200	4,340
Northrim Bancorp, Inc.	4,800	199,440
Norwood Financial Corp.	200	7,832
Oak Valley Bancorp	200	3,930
OFG Bancorp	22,700	366,605
Ohio Valley Banc Corp.(x)	200	7,330
Old Line Bancshares, Inc.	5,900	186,676
Old National Bancorp	98,605	1,903,077
Old Second Bancorp, Inc.	17,800	275,010
Opus Bank	10,900	298,660
Origin Bancorp, Inc.	1,900	71,535
Orrstown Financial Services, Inc.	900	21,420
Pacific Mercantile Bancorp*	2,500	23,375
Pacific Premier Bancorp, Inc.*	25,493	948,340
Park National Corp.	7,648	807,323
Parke Bancorp, Inc.	300	6,735
Peapack Gladstone Financial Corp.	9,000	278,010
Penns Woods Bancorp, Inc.	3,400	147,730
Peoples Bancorp of North Carolina, Inc.	220	6,345
Peoples Bancorp, Inc.	9,220	322,977
Peoples Financial Services Corp.	4,000	169,600
People’s Utah Bancorp	7,600	258,020
Preferred Bank	7,000	409,500
Premier Financial Bancorp, Inc.	7,612	140,746
QCR Holdings, Inc.	6,800	277,780
RBB Bancorp	1,000	24,500
Reliant Bancorp, Inc.	300	7,671
Renasant Corp.	24,681	1,017,104
Republic Bancorp, Inc., Class A	5,400	248,940
Republic First Bancorp, Inc.*	29,800	213,070
S&T Bancorp, Inc.	20,325	881,292
Sandy Spring Bancorp, Inc.	18,648	733,053
SB One Bancorp	500	12,600
Seacoast Banking Corp. of Florida*	32,100	937,320
Select Bancorp, Inc.(x)*	300	3,720
ServisFirst Bancshares, Inc.	25,200	986,580
Shore Bancshares, Inc.	8,500	151,470
Sierra Bancorp	6,466	186,867
Simmons First National Corp., Class A	50,528	1,488,050
SmartFinancial, Inc.*	400	9,420
South State Corp.	20,052	1,644,264
Southern First Bancshares, Inc.*	4,000	157,200
Southern National Bancorp of Virginia, Inc.	7,900	127,980
Southside Bancshares, Inc.	16,089	559,897
Spirit of Texas Bancshares, Inc.(x)*	700	15,113
State Bank Financial Corp.	23,200	700,176
Stock Yards Bancorp, Inc.	12,150	441,045
Summit Financial Group, Inc.	5,200	120,692
Tompkins Financial Corp.	8,300	673,877
Towne Bank	43,621	1,345,708
TriCo Bancshares	13,212	510,247
TriState Capital Holdings, Inc.*	12,600	347,760
Triumph Bancorp, Inc.*	18,500	706,700
Trustmark Corp.	38,680	1,301,582
UMB Financial Corp.	25,418	1,802,136
Union Bankshares Corp.(x)	36,577	1,409,312
Union Bankshares, Inc.(x)	2,100	111,615
United Bankshares, Inc.	63,173	2,296,338
United Community Banks, Inc.	51,100	1,425,179
Unity Bancorp, Inc.	100	2,290
Univest Corp. of Pennsylvania	14,525	384,186
Valley National Bancorp	198,446	2,232,518
Veritex Holdings, Inc.*	13,000	367,380
Washington Trust Bancorp, Inc.	9,900	547,470
WesBanco, Inc.	27,306	1,217,301
West Bancorporation, Inc.	9,300	218,550
Westamerica Bancorp(x)	14,174	852,708

		116,815,681

Capital Markets (1.3%)
Arlington Asset Investment Corp., Class A(x)	22,300	208,282
Artisan Partners Asset Management, Inc., Class A	25,500	826,200
Ashford, Inc.(x)	100	7,587
Associated Capital Group, Inc., Class A	3,600	153,180
B. Riley Financial, Inc.	4,674	105,866
Blucora, Inc.*	26,800	1,078,700
BrightSphere Investment Group plc	45,300	561,720
Cohen & Steers, Inc.	12,009	487,685
Cowen, Inc.(x)*	15,650	255,095
Diamond Hill Investment Group, Inc.	1,713	283,313
Donnelley Financial Solutions, Inc.*	18,800	336,896
Federated Investors, Inc., Class B	54,100	1,304,892
Focus Financial Partners, Inc., Class A*	10,524	499,469
GAIN Capital Holdings, Inc.	20,400	132,600
GAMCO Investors, Inc., Class A	6,000	140,520
Greenhill & Co., Inc.(x)	15,900	418,965
Hamilton Lane, Inc., Class A	8,300	367,524

See Notes to Portfolio of Investments.

6

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Houlihan Lokey, Inc.	16,700	$750,331
INTL. FCStone, Inc.*	8,600	415,552
Investment Technology Group, Inc.	18,900	409,374
Ladenburg Thalmann Financial Services, Inc.	60,800	164,160
Moelis & Co., Class A	21,800	1,194,640
Oppenheimer Holdings, Inc., Class A	5,000	158,000
Piper Jaffray Cos.	8,300	633,705
PJT Partners, Inc., Class A	10,200	533,970
Pzena Investment Management, Inc., Class A	10,411	99,321
Safeguard Scientifics, Inc.*	10,900	101,915
Siebert Financial Corp.(x)*	300	4,395
Silvercrest Asset Management Group, Inc., Class A	200	2,770
Stifel Financial Corp.	43,586	2,234,218
Virtus Investment Partners, Inc.	5,978	679,998
Waddell & Reed Financial, Inc., Class A(x)	44,900	950,982
Westwood Holdings Group, Inc.	4,597	237,849
WisdomTree Investments, Inc.	68,000	576,640

		16,316,314

Consumer Finance (0.7%)
Curo Group Holdings Corp.*	4,300	129,989
Elevate Credit, Inc.*	1,700	13,702
Encore Capital Group, Inc.(x)*	15,600	559,260
Enova International, Inc.*	19,213	553,334
EZCORP, Inc., Class A*	24,996	267,457
FirstCash, Inc.	27,335	2,241,470
Green Dot Corp., Class A*	25,500	2,264,910
LendingClub Corp.*	186,000	721,680
Nelnet, Inc., Class A	11,569	661,400
PRA Group, Inc.*	28,848	1,038,528
Regional Management Corp.*	5,700	164,331
World Acceptance Corp.*	3,481	398,087

		9,014,148

Diversified Financial Services (0.2%)
Banco Latinoamericano de Comercio
Exterior SA, Class E	17,381	363,611
Cannae Holdings, Inc.*	37,800	791,910
FGL Holdings*	79,200	708,840
Marlin Business Services Corp.	5,600	161,560
On Deck Capital, Inc.*	39,700	300,529

		2,326,450

Insurance (2.8%)
Ambac Financial Group, Inc.*	25,900	528,878
American Equity Investment Life Holding Co.	49,493	1,750,072
AMERISAFE, Inc.	10,900	675,255
AmTrust Financial Services, Inc.	62,000	900,240
Argo Group International Holdings Ltd.	18,985	1,197,004
Citizens, Inc.(x)*	28,649	240,652
CNO Financial Group, Inc.	102,901	2,183,559
Crawford & Co., Class B	9,700	89,337
Donegal Group, Inc., Class A	10,144	144,146
eHealth, Inc.*	10,900	308,034
EMC Insurance Group, Inc.	6,100	150,792
Employers Holdings, Inc.	19,701	892,455
Enstar Group Ltd.*	6,488	1,352,748
FBL Financial Group, Inc., Class A	5,600	421,400
FedNat Holding Co.	10,400	264,992
Genworth Financial, Inc., Class A*	284,700	1,187,199
Global Indemnity Ltd.	5,000	188,500
Goosehead Insurance, Inc., Class A(x)*	3,800	128,706
Greenlight Capital Re Ltd., Class A*	18,793	233,033
Hallmark Financial Services, Inc.*	2,400	26,400
HCI Group, Inc.	3,700	161,875
Health Insurance Innovations, Inc., Class A(x)*	11,900	733,635
Heritage Insurance Holdings, Inc.(x)	17,400	257,868
Horace Mann Educators Corp.	23,037	1,034,361
Independence Holding Co.	1,200	43,080
Investors Title Co.	900	151,110
James River Group Holdings Ltd.	12,800	545,536
Kemper Corp.	30,194	2,429,108
Kingstone Cos., Inc.	300	5,700
Kinsale Capital Group, Inc.	10,900	696,074
Maiden Holdings Ltd.	43,061	122,724
MBIA, Inc.(x)*	75,500	807,095
National General Holdings Corp.	34,400	923,296
National Western Life Group, Inc., Class A	1,300	414,960
Navigators Group, Inc. (The)	12,906	891,805
NI Holdings, Inc.*	600	10,122
Primerica, Inc.	26,600	3,206,631
ProAssurance Corp.	29,700	1,394,415
Protective Insurance Corp., Class B	7,823	179,538
RLI Corp.	21,796	1,712,730
Safety Insurance Group, Inc.	8,275	741,440
Selective Insurance Group, Inc.	32,632	2,072,132
State Auto Financial Corp.	8,834	269,790
Stewart Information Services Corp.	12,627	568,341
Third Point Reinsurance Ltd.*	51,900	674,700
Tiptree, Inc.	13,500	88,425
Trupanion, Inc.(x)*	11,800	421,614
United Fire Group, Inc.	12,364	627,720
United Insurance Holdings Corp.	15,200	340,176
Universal Insurance Holdings, Inc.	17,900	869,045

		35,258,448

Mortgage Real Estate Investment Trusts (REITs) (1.0%)
AG Mortgage Investment Trust, Inc. (REIT)	15,500	281,790
Annaly Capital Management, Inc. (REIT)	25,105	256,828
Anworth Mortgage Asset Corp. (REIT)	54,911	254,238
Apollo Commercial Real Estate Finance, Inc. (REIT)	64,007	1,207,812
Arbor Realty Trust, Inc. (REIT)	37,400	429,352
Ares Commercial Real Estate Corp. (REIT)	14,500	202,565
ARMOUR Residential REIT, Inc. (REIT)	21,101	473,717
Blackstone Mortgage Trust, Inc. (REIT), Class A(x)	57,100	1,913,421
Capstead Mortgage Corp. (REIT)	54,837	433,761
Cherry Hill Mortgage Investment Corp. (REIT)	3,300	59,730
Colony Credit Real Estate, Inc. (REIT)(x)	46,900	1,031,331
Dynex Capital, Inc. (REIT)	32,000	204,160
Exantas Capital Corp. (REIT)	18,948	208,049
Granite Point Mortgage Trust, Inc. (REIT)	24,300	468,504
Great Ajax Corp. (REIT)	10,800	146,988
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (REIT)	27,900	599,013
Invesco Mortgage Capital, Inc. (REIT)	64,594	1,021,877
KKR Real Estate Finance Trust, Inc. (REIT)	1,600	32,272
Ladder Capital Corp. (REIT)	64,182	1,087,243
New York Mortgage Trust, Inc. (REIT)	63,100	383,648

See Notes to Portfolio of Investments.

7

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Orchid Island Capital, Inc. (REIT)(x)	23,400	$169,650
PennyMac Mortgage Investment Trust (REIT)	42,545	861,111
Redwood Trust, Inc. (REIT)	43,791	711,166
Sutherland Asset Management Corp. (REIT)	1,200	19,980
TPG RE Finance Trust, Inc. (REIT)	5,000	100,100
Western Asset Mortgage Capital Corp. (REIT)	18,900	189,378

		12,747,684

Thrifts & Mortgage Finance (2.2%)
Axos Financial, Inc.*	34,400	1,183,016
BankFinancial Corp.	10,521	167,705
Beneficial Bancorp, Inc.	40,338	681,712
Bridgewater Bancshares, Inc.*	1,200	15,624
BSB Bancorp, Inc.*	5,300	172,780
Capitol Federal Financial, Inc.	78,400	998,816
Columbia Financial, Inc.(x)*	27,700	462,590
Dime Community Bancshares, Inc.	17,901	319,533
Entegra Financial Corp.*	100	2,655
ESSA Bancorp, Inc.	800	13,008
Essent Group Ltd.*	53,700	2,376,225
Federal Agricultural Mortgage Corp., Class C	4,300	310,374
First Defiance Financial Corp.	10,200	307,122
Flagstar Bancorp, Inc.*	22,600	711,222
FS Bancorp, Inc.	200	11,144
Hingham Institution for Savings	900	197,829
Home Bancorp, Inc.	4,400	191,312
HomeStreet, Inc.*	14,700	389,550
Impac Mortgage Holdings, Inc.(x)*	2,900	21,721
Kearny Financial Corp.	64,511	893,477
LendingTree, Inc.(x)*	4,300	989,430
Luther Burbank Corp.	1,400	15,232
Malvern Bancorp, Inc.*	100	2,395
Merchants Bancorp	2,000	50,840
Meridian Bancorp, Inc.	31,000	527,000
Meta Financial Group, Inc.	4,700	388,455
MGIC Investment Corp.*	212,087	2,822,878
NMI Holdings, Inc., Class A*	49,200	1,114,380
Northfield Bancorp, Inc.	24,183	384,993
Northwest Bancshares, Inc.	55,110	954,505
OceanFirst Financial Corp.	33,479	911,298
Ocwen Financial Corp.*	133,100	524,414
OP Bancorp(x)*	600	6,960
Oritani Financial Corp.	22,150	344,433
PCSB Financial Corp.	500	10,170
PDL Community Bancorp(x)*	300	4,533
PennyMac Financial Services, Inc., Class A	13,300	277,970
PHH Corp.*	29,115	319,974
Provident Bancorp, Inc.*	200	5,790
Provident Financial Services, Inc.	38,216	938,203
Prudential Bancorp, Inc.	200	3,462
Radian Group, Inc.	123,600	2,554,812
Riverview Bancorp, Inc.	600	5,304
SI Financial Group, Inc.	7,100	99,400
Southern Missouri Bancorp, Inc.	4,500	167,715
Sterling Bancorp, Inc.	1,500	16,965
Territorial Bancorp, Inc.	5,795	171,242
Timberland Bancorp, Inc.	300	9,372
TrustCo Bank Corp.	52,454	445,859
United Community Financial Corp.	26,400	255,288
United Financial Bancorp, Inc.	28,760	484,031
Walker & Dunlop, Inc.	15,845	837,884
Washington Federal, Inc.	52,200	1,670,400
Waterstone Financial, Inc.	14,400	246,960
Western New England Bancorp, Inc.	16,000	172,800
WMIH Corp.*	332,736	462,503
WSFS Financial Corp.	17,400	820,410

		28,445,675

Total Financials		220,924,400

Health Care (15.8%)
Biotechnology (6.3%)
Abeona Therapeutics, Inc.(x)*	24,900	318,720
ACADIA Pharmaceuticals, Inc.(x)*	55,000	1,141,800
Acceleron Pharma, Inc.*	20,900	1,196,107
Achaogen, Inc.(x)*	24,000	95,760
Achillion Pharmaceuticals, Inc.*	43,100	158,608
Acorda Therapeutics, Inc.*	25,135	493,903
Adamas Pharmaceuticals, Inc.(x)*	7,800	156,156
ADMA Biologics, Inc.*	3,000	18,630
Aduro Biotech, Inc.*	29,000	213,150
Adverum Biotechnologies, Inc.(x)*	5,400	32,670
Aeglea BioTherapeutics, Inc.*	2,700	25,839
Agenus, Inc.(x)*	70,000	149,800
Aimmune Therapeutics, Inc.*	24,200	660,176
Akebia Therapeutics, Inc.*	24,900	219,867
Albireo Pharma, Inc.*	900	29,664
Alder Biopharmaceuticals, Inc.(x)*	47,700	794,205
Aldeyra Therapeutics, Inc.*	1,000	13,800
Allena Pharmaceuticals, Inc.*	1,100	11,814
AMAG Pharmaceuticals, Inc.*	19,200	384,000
Amicus Therapeutics, Inc.(x)*	105,700	1,277,913
AnaptysBio, Inc.*	10,000	997,700
Apellis Pharmaceuticals, Inc.(x)*	20,200	359,156
Arbutus Biopharma Corp.*	2,200	20,790
Arcus Biosciences, Inc.(x)*	1,700	23,698
Ardelyx, Inc.*	36,400	158,340
Arena Pharmaceuticals, Inc.*	27,733	1,276,273
ArQule, Inc.*	20,600	116,596
Array BioPharma, Inc.*	111,019	1,687,489
Arrowhead Pharmaceuticals, Inc.(x)*	48,600	931,662
Arsanis, Inc.(x)*	400	648
Atara Biotherapeutics, Inc.(x)*	22,700	938,645
Athenex, Inc.(x)*	23,500	365,190
Athersys, Inc.(x)*	76,300	160,230
Audentes Therapeutics, Inc.*	17,900	708,661
AVEO Pharmaceuticals, Inc.*	13,200	43,692
Avid Bioservices, Inc.*	3,100	21,266
Bellicum Pharmaceuticals, Inc.(x)*	26,100	160,776
BioCryst Pharmaceuticals, Inc.*	49,200	375,396
Biohaven Pharmaceutical Holding Co. Ltd.*	15,300	574,515
BioSpecifics Technologies Corp.*	4,000	233,960
BioTime, Inc.(x)*	56,500	132,775
Blueprint Medicines Corp.*	22,200	1,732,932
Calithera Biosciences, Inc.*	18,100	95,025
Calyxt, Inc.(x)*	2,900	44,283
Cara Therapeutics, Inc.(x)*	25,400	608,330
CareDx, Inc.*	5,900	170,215
CASI Pharmaceuticals, Inc.(x)*	4,000	18,680
Catalyst Biosciences, Inc.*	8,500	91,630
Catalyst Pharmaceuticals, Inc.*	19,800	74,844
Celcuity, Inc.*	400	11,504
Cellular Biomedicine Group, Inc.(x)*	400	7,260
ChemoCentryx, Inc.*	24,400	308,416
Chimerix, Inc.*	37,000	143,930
Clovis Oncology, Inc.(x)*	24,700	725,439
Cohbar, Inc.(m)(x)*	2,900	12,499
Coherus Biosciences, Inc.*	41,300	681,450
Concert Pharmaceuticals, Inc.*	13,900	206,276
Corbus Pharmaceuticals Holdings, Inc.(x)*	13,900	104,945
Corvus Pharmaceuticals, Inc.(x)*	14,200	121,836
CTI BioPharma Corp.(x)*	3,000	6,480

See Notes to Portfolio of Investments.

8

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Cue Biopharma, Inc.(x)*	700	$6,335
Cytokinetics, Inc.*	25,200	248,220
CytomX Therapeutics, Inc.*	29,300	542,050
Deciphera Pharmaceuticals, Inc.*	5,400	209,088
Denali Therapeutics, Inc.(x)*	8,300	180,442
Dicerna Pharmaceuticals, Inc.*	4,200	64,092
Dynavax Technologies Corp.(x)*	36,850	456,940
Eagle Pharmaceuticals, Inc.*	4,800	332,784
Editas Medicine, Inc.*	25,500	811,410
Emergent BioSolutions, Inc.*	24,800	1,632,584
Enanta Pharmaceuticals, Inc.*	8,800	752,048
Epizyme, Inc.*	45,600	483,360
Esperion Therapeutics, Inc.(x)*	12,800	567,936
Evelo Biosciences, Inc.(x)*	1,200	14,616
Fate Therapeutics, Inc.*	12,800	208,512
Fennec Pharmaceuticals, Inc.*	1,000	8,200
FibroGen, Inc.*	40,400	2,454,300
Five Prime Therapeutics, Inc.*	19,200	267,264
Flexion Therapeutics, Inc.(x)*	28,000	523,880
Fortress Biotech, Inc.(x)*	9,800	15,680
G1 Therapeutics, Inc.(x)*	11,400	596,106
Genomic Health, Inc.*	10,312	724,109
Geron Corp.(x)*	134,611	236,915
Global Blood Therapeutics, Inc.*	27,900	1,060,200
GlycoMimetics, Inc.*	9,500	136,800
GTx, Inc.(x)*	1,200	1,884
Halozyme Therapeutics, Inc.*	82,135	1,492,393
Heron Therapeutics, Inc.*	35,600	1,126,740
Homology Medicines, Inc.(x)*	2,600	59,436
Idera Pharmaceuticals, Inc.(x)*	9,437	84,084
Immune Design Corp.*	14,000	48,300
ImmunoGen, Inc.*	89,168	844,421
Immunomedics, Inc.(x)*	73,600	1,533,088
Inovio Pharmaceuticals, Inc.(x)*	48,800	271,328
Insmed, Inc.*	42,200	853,284
Insys Therapeutics, Inc.(x)*	36,100	363,888
Intellia Therapeutics, Inc.(x)*	26,700	764,154
Intercept Pharmaceuticals, Inc.(x)*	12,200	1,541,592
Intrexon Corp.(x)*	38,800	668,136
Invitae Corp.*	30,300	506,919
Iovance Biotherapeutics, Inc.*	65,900	741,375
Ironwood Pharmaceuticals, Inc.*	74,200	1,369,732
Jounce Therapeutics, Inc.*	22,900	148,850
Kadmon Holdings, Inc.(x)*	9,600	32,064
Karyopharm Therapeutics, Inc.*	23,500	400,205
Keryx Biopharmaceuticals, Inc.(x)*	51,000	173,400
Kindred Biosciences, Inc.*	4,900	68,355
Kura Oncology, Inc.*	13,000	227,500
La Jolla Pharmaceutical Co.(x)*	12,000	241,560
Lexicon Pharmaceuticals, Inc.(x)*	23,911	255,130
Ligand Pharmaceuticals, Inc.*	12,826	3,520,608
Loxo Oncology, Inc.*	14,800	2,528,283
MacroGenics, Inc.*	18,300	392,352
Madrigal Pharmaceuticals, Inc.(x)*	3,200	685,216
MannKind Corp.(x)*	19,300	35,319
MediciNova, Inc.(x)*	5,700	71,193
Mersana Therapeutics, Inc.(x)*	2,800	28,000
MiMedx Group, Inc.(x)*	57,000	352,260
Minerva Neurosciences, Inc.*	21,100	264,805
Miragen Therapeutics, Inc.(x)*	2,700	15,066
Mirati Therapeutics, Inc.*	10,100	475,710
Molecular Templates, Inc.*	700	3,773
Momenta Pharmaceuticals, Inc.*	54,428	1,431,456
Mustang Bio, Inc.*	800	4,760
Myriad Genetics, Inc.*	39,200	1,803,200
NantKwest, Inc.(x)*	38,800	143,560
Natera, Inc.*	19,300	462,042
NewLink Genetics Corp.*	35,400	84,606
Novavax, Inc.(x)*	146,259	274,967
Nymox Pharmaceutical Corp.*	3,600	8,856
OPKO Health, Inc.(x)*	179,600	621,416
Organovo Holdings, Inc.(x)*	83,950	96,543
Ovid therapeutics, Inc.*	1,700	9,639
Palatin Technologies, Inc.(x)*	19,800	19,751
PDL BioPharma, Inc.*	111,727	293,842
Pfenex, Inc.*	2,300	11,753
Pieris Pharmaceuticals, Inc.*	16,500	92,400
PolarityTE, Inc.(x)*	9,000	171,900
Portola Pharmaceuticals, Inc.(x)*	36,400	969,332
Progenics Pharmaceuticals, Inc.(x)*	39,900	250,173
Proteostasis Therapeutics, Inc.(x)*	10,700	25,787
Prothena Corp. plc*	25,700	336,156
PTC Therapeutics, Inc.*	25,300	1,189,100
Puma Biotechnology, Inc.*	16,000	733,600
Ra Pharmaceuticals, Inc.*	11,700	211,653
Radius Health, Inc.*	25,500	453,900
Recro Pharma, Inc.*	10,800	76,788
REGENXBIO, Inc.*	16,000	1,208,000
Repligen Corp.*	27,800	1,541,788
Retrophin, Inc.*	19,700	565,981
Rhythm Pharmaceuticals, Inc.*	5,100	148,767
Rigel Pharmaceuticals, Inc.*	104,540	335,573
Rocket Pharmaceuticals, Inc.(x)*	5,900	145,258
Sangamo Therapeutics, Inc.(x)*	56,600	959,370
Savara, Inc.(x)*	3,100	34,596
Selecta Biosciences, Inc.(x)*	6,300	97,965
Seres Therapeutics, Inc.(x)*	19,800	150,282
Solid Biosciences, Inc.(x)*	6,800	320,824
Sorrento Therapeutics, Inc.(x)*	37,100	163,240
Spark Therapeutics, Inc.(x)*	20,269	1,105,674
Spectrum Pharmaceuticals, Inc.*	55,265	928,452
Spero Therapeutics, Inc.(x)*	800	8,408
Spring Bank Pharmaceuticals, Inc.(x)*	300	3,615
Stemline Therapeutics, Inc.*	16,200	268,920
Surface Oncology, Inc.(x)*	2,500	27,350
Syndax Pharmaceuticals, Inc.*	10,000	80,800
Synergy Pharmaceuticals, Inc.(x)*	55,100	93,670
Synlogic, Inc.*	1,300	18,473
Syros Pharmaceuticals, Inc.*	6,000	71,460
T2 Biosystems, Inc.(x)*	14,500	108,025
TG Therapeutics, Inc.(x)*	27,800	155,680
Tocagen, Inc.(x)*	3,400	53,006
Tyme Technologies, Inc.*	3,200	8,896
Ultragenyx Pharmaceutical, Inc.*	26,300	2,007,742
UNITY Biotechnology, Inc.*	1,700	27,693
Unum Therapeutics, Inc.(x)*	3,500	36,050
Vanda Pharmaceuticals, Inc.*	34,600	794,070
Veracyte, Inc.*	8,700	83,085
Verastem, Inc.(x)*	39,700	287,825
Vericel Corp.*	13,500	191,025
Viking Therapeutics, Inc.(x)*	31,000	540,020
Vital Therapies, Inc.(x)*	3,100	854
Voyager Therapeutics, Inc.*	15,100	285,692
Xencor, Inc.*	23,800	927,486
XOMA Corp.(x)*	1,500	26,355
Zafgen, Inc.*	1,100	12,859
ZIOPHARM Oncology, Inc.(x)*	89,225	285,520

		80,457,817

Health Care Equipment & Supplies (3.7%)
Accuray, Inc.*	53,447	240,512
AngioDynamics, Inc.*	16,200	352,188
Anika Therapeutics, Inc.*	11,100	468,198
Antares Pharma, Inc.*	43,300	145,488
AtriCure, Inc.*	16,500	577,995
Atrion Corp.	800	555,840
Avanos Medical, Inc.*	26,300	1,801,550

See Notes to Portfolio of Investments.

9

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
AxoGen, Inc.*	22,400	$825,440
Cardiovascular Systems, Inc.*	18,300	716,262
Cerus Corp.*	67,100	483,791
CONMED Corp.	15,787	1,250,646
CryoLife, Inc.*	18,068	635,994
CryoPort, Inc.(x)*	6,600	84,546
Cutera, Inc.*	9,100	296,205
CytoSorbents Corp.(x)*	3,200	41,280
Endologix, Inc.*	53,200	101,612
FONAR Corp.*	1,300	32,370
GenMark Diagnostics, Inc.*	25,700	188,895
Glaukos Corp.(x)*	16,400	1,064,360
Globus Medical, Inc., Class A*	40,200	2,281,752
Haemonetics Corp.*	29,408	3,369,568
Helius Medical Technologies, Inc.(x)*	1,100	10,769
Heska Corp.*	3,200	362,592
Inogen, Inc.*	9,400	2,294,727
Integer Holdings Corp.*	17,518	1,453,118
IntriCon Corp.*	1,300	73,060
Invacare Corp.	18,200	264,810
iRadimed Corp.*	300	11,145
iRhythm Technologies, Inc.*	13,300	1,258,978
K2M Group Holdings, Inc.*	23,200	634,984
Lantheus Holdings, Inc.*	15,600	233,220
LeMaitre Vascular, Inc.	9,200	356,408
LivaNova plc*	27,800	3,446,365
Meridian Bioscience, Inc.	25,677	382,587
Merit Medical Systems, Inc.*	33,607	2,065,150
Natus Medical, Inc.*	19,400	691,610
Neogen Corp.*	27,822	1,990,108
Nevro Corp.*	15,900	906,300
Novocure Ltd.*	40,100	2,101,240
NuVasive, Inc.*	28,409	2,016,471
Nuvectra Corp.*	1,600	35,168
NxStage Medical, Inc.*	35,350	985,912
OraSure Technologies, Inc.*	31,086	480,279
Orthofix Medical, Inc.*	10,000	578,100
OrthoPediatrics Corp.*	1,000	36,640
Oxford Immunotec Global plc*	15,500	251,565
Pulse Biosciences, Inc.(x)*	7,700	109,263
Quidel Corp.*	18,300	1,192,611
Rockwell Medical, Inc.(x)*	37,800	159,516
RTI Surgical, Inc.*	38,749	174,371
SeaSpine Holdings Corp.*	600	9,336
Senseonics Holdings, Inc.(x)*	17,300	82,521
Sientra, Inc.*	9,000	214,920
STAAR Surgical Co.*	23,200	1,113,600
Surmodics, Inc.*	7,821	583,838
Tactile Systems Technology, Inc.*	8,700	618,135
Tandem Diabetes Care, Inc.*	24,900	1,066,716
TransEnterix, Inc.(x)*	68,100	394,980
Utah Medical Products, Inc.	2,500	235,500
Varex Imaging Corp.*	21,600	619,056
ViewRay, Inc.(x)*	40,600	380,016
Wright Medical Group NV*	59,833	1,736,354

		47,126,531

Health Care Providers & Services (2.1%)
AAC Holdings, Inc.(x)*	15,300	116,739
Addus HomeCare Corp.*	5,300	371,795
Amedisys, Inc.*	15,634	1,953,625
American Renal Associates Holdings, Inc.*	9,900	214,335
AMN Healthcare Services, Inc.*	27,200	1,487,840
Apollo Medical Holdings, Inc.(x)*	1,900	41,933
BioScrip, Inc.*	79,000	244,900
BioTelemetry, Inc.*	22,700	1,463,015
Brookdale Senior Living, Inc.*	104,400	1,026,252
Capital Senior Living Corp.*	18,200	171,808
Civitas Solutions, Inc.*	11,000	162,250
Community Health Systems, Inc.(x)*	62,400	215,904
CorVel Corp.*	7,600	457,900
Cross Country Healthcare, Inc.*	23,495	205,111
Diplomat Pharmacy, Inc.*	39,700	770,577
Ensign Group, Inc. (The)	28,800	1,092,096
Genesis Healthcare, Inc.(x)*	54,400	73,440
HealthEquity, Inc.*	33,200	3,134,413
LHC Group, Inc.*	17,207	1,772,149
LifePoint Health, Inc.*	19,800	1,275,120
Magellan Health, Inc.*	13,815	995,371
National HealthCare Corp.	7,200	542,664
National Research Corp.	7,625	294,325
Owens & Minor, Inc.	35,800	591,416
Patterson Cos., Inc.	45,800	1,119,810
PetIQ, Inc.(x)*	5,700	224,067
Providence Service Corp. (The)*	6,723	452,323
Quorum Health Corp.(x)*	3,700	21,682
R1 RCM, Inc.*	57,500	584,200
RadNet, Inc.*	24,800	373,240
Select Medical Holdings Corp.*	59,303	1,091,175
Surgery Partners, Inc.*	17,100	282,150
Tenet Healthcare Corp.*	46,600	1,326,236
Tivity Health, Inc.*	29,747	956,366
Triple-S Management Corp., Class B*	13,836	261,362
US Physical Therapy, Inc.	6,907	819,170

		26,186,759

Health Care Technology (1.1%)
Allscripts Healthcare Solutions, Inc.*	104,000	1,482,000
Castlight Health, Inc., Class B*	49,850	134,595
Computer Programs & Systems, Inc.(x)	8,902	239,019
Evolent Health, Inc., Class A(x)*	37,700	1,070,680
HealthStream, Inc.	13,000	403,130
HMS Holdings Corp.*	50,429	1,654,575
Inovalon Holdings, Inc., Class A(x)*	35,900	360,795
Inspire Medical Systems, Inc.*	4,700	197,776
Medidata Solutions, Inc.*	31,600	2,316,596
NantHealth, Inc.(x)*	23,000	36,110
Omnicell, Inc.*	21,055	1,513,855
Simulations Plus, Inc.	1,600	32,320
Tabula Rasa HealthCare, Inc.*	9,700	787,543
Teladoc Health, Inc.(x)*	34,600	2,987,710
Vocera Communications, Inc.*	15,700	574,306

		13,791,010

Life Sciences Tools & Services (0.5%)
Accelerate Diagnostics, Inc.(x)*	13,100	300,645
Cambrex Corp.*	19,500	1,333,800
ChromaDex Corp.(x)*	2,700	11,583
Codexis, Inc.*	28,400	487,060
Enzo Biochem, Inc.*	24,500	100,940
Fluidigm Corp.*	25,000	187,250
Harvard Bioscience, Inc.*	1,400	7,350
Luminex Corp.	21,519	652,241
Medpace Holdings, Inc.*	10,200	611,082
NanoString Technologies, Inc.*	14,700	262,101
NeoGenomics, Inc.*	30,400	466,640
Pacific Biosciences of California, Inc.(x)*	60,000	324,600
Quanterix Corp.*	1,500	32,130
Syneos Health, Inc.*	31,300	1,613,515

		6,390,937

Pharmaceuticals (2.1%)
Aclaris Therapeutics, Inc.*	13,500	196,020
Aerie Pharmaceuticals, Inc.*	19,900	1,224,845
Akcea Therapeutics, Inc.(x)*	8,600	301,172

See Notes to Portfolio of Investments.

10

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Akorn, Inc.*	52,100	$676,258
Amneal Pharmaceuticals, Inc.*	43,766	971,168
Amphastar Pharmaceuticals, Inc.*	20,400	392,496
Ampio Pharmaceuticals, Inc.(x)*	5,300	2,692
ANI Pharmaceuticals, Inc.*	4,350	245,949
Aratana Therapeutics, Inc.*	31,850	186,004
Assembly Biosciences, Inc.*	9,000	334,260
Assertio Therapeutics, Inc.*	45,500	267,540
Clearside Biomedical, Inc.*	14,400	88,560
Collegium Pharmaceutical, Inc.(x)*	21,500	316,910
Corcept Therapeutics, Inc.(x)*	68,300	957,566
Corium International, Inc.(x)*	7,200	68,472
Cymabay Therapeutics, Inc.*	32,900	364,532
Dermira, Inc.*	27,400	298,660
Dova Pharmaceuticals, Inc.(x)*	4,600	96,462
Durect Corp.*	28,100	30,910
Eloxx Pharmaceuticals, Inc.(x)*	2,300	39,192
Endo International plc*	125,100	2,105,433
Endocyte, Inc.(x)*	36,300	644,688
Evolus, Inc.*	7,600	141,512
Horizon Pharma plc*	91,200	1,785,696
Innovate Biopharmaceuticals, Inc.(x)*	1,300	8,879
Innoviva, Inc.*	47,500	723,900
Intersect ENT, Inc.*	14,000	402,500
Intra-Cellular Therapies, Inc.*	38,900	844,130
Kala Pharmaceuticals, Inc.*	3,500	34,545
Lannett Co., Inc.(x)*	21,700	103,075
Mallinckrodt plc*	46,000	1,348,260
Marinus Pharmaceuticals, Inc.(x)*	10,400	104,000
Medicines Co. (The)(x)*	38,687	1,157,128
Melinta Therapeutics, Inc.*	18,300	72,285
Menlo Therapeutics, Inc.(x)*	800	7,880
MyoKardia, Inc.*	17,000	1,108,400
Neos Therapeutics, Inc.(x)*	26,600	129,010
Ocular Therapeutix, Inc.(x)*	32,200	221,536
Odonate Therapeutics, Inc.(x)*	500	9,705
Omeros Corp.(x)*	23,200	566,312
Optinose, Inc.(x)*	5,700	70,851
Pacira Pharmaceuticals, Inc.*	20,600	1,012,490
Paratek Pharmaceuticals, Inc.(x)*	16,300	158,110
Phibro Animal Health Corp., Class A	9,050	388,245
Prestige Consumer Healthcare, Inc.*	29,800	1,129,122
Reata Pharmaceuticals, Inc., Class A(x)*	8,200	670,432
resTORbio, Inc.*	1,200	18,168
Revance Therapeutics, Inc.*	26,000	646,100
scPharmaceuticals, Inc.(x)*	2,900	17,023
Sienna Biopharmaceuticals, Inc.*	1,600	23,712
SIGA Technologies, Inc.*	4,800	33,072
Supernus Pharmaceuticals, Inc.*	26,500	1,334,275
Teligent, Inc.(x)*	40,300	159,185
Tetraphase Pharmaceuticals, Inc.*	35,400	97,704
TherapeuticsMD, Inc.(x)*	94,600	620,576
Theravance Biopharma, Inc.(x)*	23,000	751,410
WaVe Life Sciences Ltd.*	9,600	480,000
Zogenix, Inc.*	19,712	977,715

		27,166,732

Total Health Care		201,119,786

Industrials (15.1%)
Aerospace & Defense (1.4%)
AAR Corp.	19,012	910,485
Aerojet Rocketdyne Holdings, Inc.*	39,300	1,335,807
Aerovironment, Inc.*	11,621	1,303,528
Astronics Corp.*	11,100	482,850
Axon Enterprise, Inc.*	33,600	2,299,248
Cubic Corp.	14,486	1,058,202
Ducommun, Inc.*	4,600	187,864
Engility Holdings, Inc.*	7,700	277,123
Esterline Technologies Corp.*	16,987	1,544,968
KeyW Holding Corp. (The)(x)*	21,600	187,056
KLX, Inc.*	29,800	1,870,844
Kratos Defense & Security Solutions, Inc.*	38,500	569,030
Maxar Technologies Ltd.	31,600	1,045,012
Mercury Systems, Inc.*	27,100	1,499,172
Moog, Inc., Class A	18,353	1,577,807
National Presto Industries, Inc.(x)	2,400	311,160
Sparton Corp.*	4,100	59,163
Triumph Group, Inc.	27,900	650,070
Vectrus, Inc.*	6,700	208,973
Wesco Aircraft Holdings, Inc.*	19,100	214,875

		17,593,237

Air Freight & Logistics (0.3%)
Air Transport Services Group, Inc.*	29,400	631,218
Atlas Air Worldwide Holdings, Inc.*	14,327	913,346
Echo Global Logistics, Inc.*	16,500	510,675
Forward Air Corp.	17,140	1,228,938
Hub Group, Inc., Class A*	19,033	867,905
Radiant Logistics, Inc.*	29,700	175,527

		4,327,609

Airlines (0.4%)
Allegiant Travel Co.	7,577	960,764
Hawaiian Holdings, Inc.	30,300	1,215,030
SkyWest, Inc.	29,400	1,731,660
Spirit Airlines, Inc.*	38,300	1,798,951

		5,706,405

Building Products (1.3%)
AAON, Inc.	23,200	876,960
Advanced Drainage Systems, Inc.	19,000	587,100
American Woodmark Corp.*	7,900	619,755
Apogee Enterprises, Inc.	15,900	656,988
Armstrong Flooring, Inc.*	13,400	242,540
Builders FirstSource, Inc.*	61,600	904,288
Caesarstone Ltd.(x)	13,700	254,135
Continental Building Products, Inc.*	20,200	758,510
CSW Industrials, Inc.*	8,300	445,710
Gibraltar Industries, Inc.*	18,200	829,920
Griffon Corp.	16,443	265,554
Insteel Industries, Inc.	7,300	261,924
JELD-WEN Holding, Inc.*	38,026	937,721
Masonite International Corp.*	17,000	1,089,700
NCI Building Systems, Inc.*	33,100	501,465
Patrick Industries, Inc.*	13,725	812,520
PGT Innovations, Inc.*	32,300	697,680
Quanex Building Products Corp.	18,867	343,379
Simpson Manufacturing Co., Inc.	23,819	1,725,925
Trex Co., Inc.*	33,400	2,571,133
Universal Forest Products, Inc.	34,062	1,203,410

		16,586,317

Commercial Services & Supplies (2.6%)
ABM Industries, Inc.	32,032	1,033,032
ACCO Brands Corp.	60,986	689,142
Advanced Disposal Services, Inc.*	40,500	1,096,740
Brady Corp., Class A	26,641	1,165,544
Brink’s Co. (The)	25,900	1,806,525
Casella Waste Systems, Inc., Class A*	22,200	689,532
CECO Environmental Corp.*	13,700	107,956
Cimpress NV*	14,200	1,939,862
Covanta Holding Corp.	67,100	1,090,375
Deluxe Corp.	28,061	1,597,793
Ennis, Inc.	12,456	254,725
Essendant, Inc.	17,972	230,401
Healthcare Services Group, Inc.(x)	39,669	1,611,355
Heritage-Crystal Clean, Inc.*	7,400	157,990

See Notes to Portfolio of Investments.

11

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Herman Miller, Inc.	34,391	$1,320,614
HNI Corp.	26,041	1,152,054
Interface, Inc.	40,298	940,958
Kimball International, Inc., Class B	20,200	338,350
Knoll, Inc.	26,658	625,130
LSC Communications, Inc.	16,700	184,702
Matthews International Corp., Class A	18,359	920,704
McGrath RentCorp.	13,445	732,349
Mobile Mini, Inc.	24,495	1,074,106
MSA Safety, Inc.	17,807	1,895,377
Multi-Color Corp.	7,800	485,550
NL Industries, Inc.*	6,845	41,070
PICO Holdings, Inc.*	10,700	134,285
Pitney Bowes, Inc.	105,100	744,108
Quad/Graphics, Inc.	16,400	341,776
RR Donnelley & Sons Co.	31,800	171,720
SP Plus Corp.*	10,000	365,000
Steelcase, Inc., Class A	47,672	881,932
Team, Inc.(x)*	12,500	281,250
Tetra Tech, Inc.	33,537	2,290,578
UniFirst Corp.	8,705	1,511,623
US Ecology, Inc.	12,300	907,125
Viad Corp.	11,124	659,097
VSE Corp.	4,200	139,146

		31,609,576

Construction & Engineering (1.0%)
Aegion Corp.*	22,362	567,548
Ameresco, Inc., Class A*	5,500	75,075
Argan, Inc.	7,100	305,300
Comfort Systems USA, Inc.	20,743	1,169,905
Dycom Industries, Inc.*	17,516	1,481,854
EMCOR Group, Inc.	34,599	2,598,730
Granite Construction, Inc.	26,435	1,208,080
Great Lakes Dredge & Dock Corp.*	33,900	210,180
HC2 Holdings, Inc.*	22,900	140,148
IES Holdings, Inc.*	4,800	93,600
Infrastructure and Energy Alternatives, Inc.*	1,300	13,650
KBR, Inc.	82,500	1,743,225
MasTec, Inc.*	38,062	1,699,468
MYR Group, Inc.*	6,400	208,896
Northwest Pipe Co.*	400	7,900
NV5 Global, Inc.*	4,300	372,810
Orion Group Holdings, Inc.*	18,900	142,695
Primoris Services Corp.	21,700	538,594
Sterling Construction Co., Inc.*	1,300	18,616
Tutor Perini Corp.*	23,995	451,106
Willscot Corp.(x)*	9,300	159,495

		13,206,875

Electrical Equipment (0.7%)
Allied Motion Technologies, Inc.	1,800	97,974
Atkore International Group, Inc.*	18,800	498,764
AZZ, Inc.	14,586	736,593
Babcock & Wilcox Enterprises, Inc.*	27,280	28,098
Encore Wire Corp.	11,628	582,563
Energous Corp.(x)*	5,700	57,684
EnerSys	25,039	2,181,648
Enphase Energy, Inc.(x)*	44,900	217,765
FuelCell Energy, Inc.(x)*	9,200	9,844
Generac Holdings, Inc.*	35,400	1,996,914
Plug Power, Inc.(x)*	91,200	175,104
Powell Industries, Inc.	4,300	155,918
Preformed Line Products Co.	200	14,056
Sunrun, Inc.*	67,000	833,480
Thermon Group Holdings, Inc.*	18,400	474,352
TPI Composites, Inc.*	9,000	256,950
Vicor Corp.*	7,900	363,400
Vivint Solar, Inc.(x)*	54,700	284,440

		8,965,547

Industrial Conglomerates (0.1%)
Raven Industries, Inc.	20,826	952,790

Machinery (4.0%)
Actuant Corp., Class A	32,513	907,113
Alamo Group, Inc.	5,400	494,694
Albany International Corp., Class A	16,391	1,303,085
Altra Industrial Motion Corp.(x)	33,531	1,384,830
American Railcar Industries, Inc.	4,600	212,060
Astec Industries, Inc.	10,543	531,473
Barnes Group, Inc.	29,106	2,067,399
Blue Bird Corp.*	6,900	169,050
Briggs & Stratton Corp.	24,344	468,135
Chart Industries, Inc.*	19,421	1,521,247
CIRCOR International, Inc.	9,509	451,678
Columbus McKinnon Corp.	11,100	438,894
Commercial Vehicle Group, Inc.*	2,000	18,320
DMC Global, Inc.	8,000	326,400
Douglas Dynamics, Inc.	12,500	548,750
Energy Recovery, Inc.(x)*	26,600	238,070
EnPro Industries, Inc.	12,954	944,735
ESCO Technologies, Inc.	14,552	990,264
Evoqua Water Technologies Corp.*	42,270	751,561
Federal Signal Corp.	34,400	921,232
Franklin Electric Co., Inc.	26,452	1,249,857
FreightCar America, Inc.*	9,600	154,272
Gencor Industries, Inc.*	1,100	13,255
Global Brass & Copper Holdings, Inc.	12,000	442,800
Gorman-Rupp Co. (The)	9,137	333,501
Graham Corp.	6,500	183,105
Greenbrier Cos., Inc. (The)	16,300	979,630
Harsco Corp.*	46,500	1,327,575
Hillenbrand, Inc.	35,200	1,840,960
Hurco Cos., Inc.	3,400	153,340
Hyster-Yale Materials Handling, Inc.	5,700	350,721
John Bean Technologies Corp.	18,031	2,151,098
Kadant, Inc.	6,200	668,670
Kennametal, Inc.	44,700	1,947,132
LB Foster Co., Class A*	300	6,165
Lindsay Corp.	6,075	608,958
Lydall, Inc.*	9,500	409,450
Manitex International, Inc.*	900	9,477
Manitowoc Co., Inc. (The)*	17,975	431,220
Meritor, Inc.*	47,235	914,470
Milacron Holdings Corp.*	38,700	783,675
Miller Industries, Inc.	6,200	166,780
Mueller Industries, Inc.	32,514	942,256
Mueller Water Products, Inc., Class A	89,493	1,030,064
Navistar International Corp.*	28,600	1,101,100
NN, Inc.	15,100	235,560
Omega Flex, Inc.	1,300	92,508
Park-Ohio Holdings Corp.	5,200	199,420
Proto Labs, Inc.*	13,900	2,248,324
RBC Bearings, Inc.*	12,700	1,909,572
REV Group, Inc.(x)	25,600	401,920
Rexnord Corp.*	59,600	1,835,680
Spartan Motors, Inc.	14,700	216,825
SPX Corp.*	23,500	782,785
SPX FLOW, Inc.*	29,200	1,518,400
Standex International Corp.	7,279	758,836
Sun Hydraulics Corp.	13,350	731,313
Tennant Co.	11,231	852,994
Titan International, Inc.	25,400	188,468
TriMas Corp.*	26,900	817,760

See Notes to Portfolio of Investments.

12

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Twin Disc, Inc.*	400	$9,216
Wabash National Corp.	34,300	625,289
Watts Water Technologies, Inc., Class A	16,359	1,357,797
Woodward, Inc.	29,933	2,420,381

		50,091,569

Marine (0.1%)
Costamare, Inc.	28,000	181,720
Eagle Bulk Shipping, Inc.*	4,600	25,852
Genco Shipping & Trading Ltd.*	6,300	88,200
Matson, Inc.	24,800	983,072
Safe Bulkers, Inc.*	5,800	16,704
Scorpio Bulkers, Inc.	31,600	229,100

		1,524,648

Professional Services (1.4%)
Acacia Research Corp.*	31,141	99,651
ASGN, Inc.*	29,200	2,304,756
Barrett Business Services, Inc.	3,400	227,052
BG Staffing, Inc.	1,100	29,920
CBIZ, Inc.*	27,400	649,380
CRA International, Inc.	4,600	231,012
Exponent, Inc.	29,292	1,570,051
Forrester Research, Inc.	5,300	243,270
Franklin Covey Co.*	6,000	141,900
FTI Consulting, Inc.*	23,500	1,719,965
GP Strategies Corp.*	6,600	111,210
Heidrick & Struggles International, Inc.	8,100	274,185
Huron Consulting Group, Inc.*	12,444	614,734
ICF International, Inc.	10,400	784,680
InnerWorkings, Inc.*	23,900	189,288
Insperity, Inc.	21,374	2,521,064
Kelly Services, Inc., Class A	16,534	397,312
Kforce, Inc.	12,100	454,960
Korn/Ferry International	32,852	1,617,632
Mistras Group, Inc.*	9,600	208,032
Navigant Consulting, Inc.	26,532	611,828
Reis, Inc.	5,100	117,300
Resources Connection, Inc.	20,595	341,877
TriNet Group, Inc.*	23,200	1,306,624
TrueBlue, Inc.*	24,015	625,591
WageWorks, Inc.*	20,915	894,116
Willdan Group, Inc.*	500	16,980

		18,304,370

Road & Rail (0.5%)
ArcBest Corp.	15,400	747,670
Avis Budget Group, Inc.*	42,900	1,378,806
Covenant Transportation Group, Inc., Class A*	7,300	212,138
Daseke, Inc.*	5,700	45,714
Heartland Express, Inc.	29,355	579,174
Hertz Global Holdings, Inc.*	37,700	615,641
Marten Transport Ltd.	21,916	461,332
PAM Transportation Services, Inc.(x)*	200	13,018
Saia, Inc.*	13,800	1,055,010
Universal Logistics Holdings, Inc.	3,000	110,400
USA Truck, Inc.*	900	18,207
Werner Enterprises, Inc.	25,566	903,758
YRC Worldwide, Inc.*	20,900	187,682

		6,328,550

Trading Companies & Distributors (1.3%)
Aircastle Ltd.	26,955	590,584
Applied Industrial Technologies, Inc.	20,888	1,634,486
Beacon Roofing Supply, Inc.*	37,976	1,374,351
BlueLinx Holdings, Inc.(x)*	1,600	50,384
BMC Stock Holdings, Inc.*	46,400	865,360
CAI International, Inc.*	7,900	180,673
DXP Enterprises, Inc.*	7,000	280,490
EnviroStar, Inc.(x)	200	7,790
Foundation Building Materials, Inc.*	10,400	129,688
GATX Corp.	23,100	2,000,228
General Finance Corp.*	1,100	17,545
GMS, Inc.*	13,500	313,200
H&E Equipment Services, Inc.	17,900	676,262
Herc Holdings, Inc.*	13,900	711,680
Kaman Corp.	16,392	1,094,658
Lawson Products, Inc.*	1,000	33,900
MRC Global, Inc.*	58,200	1,092,414
Nexeo Solutions, Inc.*	3,300	40,425
NOW, Inc.*	60,500	1,001,275
Rush Enterprises, Inc., Class A	16,900	664,339
Rush Enterprises, Inc., Class B	4,300	171,527
SiteOne Landscape Supply, Inc.*	22,300	1,680,082
Systemax, Inc.	9,371	308,681
Textainer Group Holdings Ltd.*	14,800	189,440
Titan Machinery, Inc.*	11,100	171,884
Triton International Ltd.	29,200	971,484
Veritiv Corp.*	2,800	101,920
Willis Lease Finance Corp.*	900	31,059

		16,385,809

Total Industrials		191,583,302

Information Technology (13.9%)
Communications Equipment (1.6%)
Acacia Communications, Inc.*	21,000	868,770
ADTRAN, Inc.	28,206	497,836
Aerohive Networks, Inc.*	5,900	24,308
Applied Optoelectronics, Inc.(x)*	9,400	231,804
CalAmp Corp.*	23,700	567,852
Calix, Inc.*	30,100	243,810
Casa Systems, Inc.*	13,300	196,175
Ciena Corp.*	77,658	2,426,035
Clearfield, Inc.(x)*	7,200	96,840
Comtech Telecommunications Corp.	11,300	409,851
Digi International, Inc.*	16,900	227,305
Extreme Networks, Inc.*	57,500	315,100
Finisar Corp.*	61,700	1,175,385
Harmonic, Inc.*	54,259	298,425
Infinera Corp.*	86,261	629,705
InterDigital, Inc.	19,925	1,594,000
KVH Industries, Inc.*	900	11,790
Lumentum Holdings, Inc.(x)*	34,900	2,092,254
NETGEAR, Inc.*	18,629	1,170,833
NetScout Systems, Inc.*	51,154	1,291,639
Oclaro, Inc.*	94,900	848,406
Plantronics, Inc.	19,059	1,149,258
Quantenna Communications, Inc.*	15,800	291,510
Ribbon Communications, Inc.*	31,748	216,839
ViaSat, Inc.(x)*	29,840	1,908,268
Viavi Solutions, Inc.*	132,700	1,504,818

		20,288,816

Electronic Equipment, Instruments & Components (2.3%)
Anixter International, Inc.*	16,658	1,171,057
AVX Corp.	26,100	471,105
Badger Meter, Inc.	17,060	903,327
Bel Fuse, Inc., Class B	6,000	159,000
Belden, Inc.	25,035	1,787,750
Benchmark Electronics, Inc.	28,448	665,683
Control4 Corp.*	16,900	580,177
CTS Corp.	18,000	617,400
Daktronics, Inc.	28,100	220,304
Electro Scientific Industries, Inc.*	16,400	286,180
ePlus, Inc.*	7,300	676,710
Fabrinet*	20,000	925,200
FARO Technologies, Inc.*	10,567	679,986
Fitbit, Inc., Class A*	100,000	535,000

See Notes to Portfolio of Investments.

13

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
II-VI, Inc.*	34,386	$1,626,458
Insight Enterprises, Inc.*	20,443	1,105,762
Iteris, Inc.(x)*	3,800	20,444
Itron, Inc.*	18,900	1,213,380
KEMET Corp.*	26,200	486,010
Kimball Electronics, Inc.*	15,400	302,610
Knowles Corp.*	50,700	842,634
Maxwell Technologies, Inc.(x)*	18,800	65,612
Mesa Laboratories, Inc.	1,700	315,554
Methode Electronics, Inc.	20,900	756,580
MTS Systems Corp.	10,502	574,985
Napco Security Technologies, Inc.*	900	13,455
nLight, Inc.(x)*	5,300	117,713
Novanta, Inc.*	19,300	1,320,120
OSI Systems, Inc.*	10,068	768,289
PAR Technology Corp.*	800	17,776
Park Electrochemical Corp.	13,772	268,416
PC Connection, Inc.	7,600	295,564
Plexus Corp.*	19,175	1,121,929
Rogers Corp.*	10,384	1,529,771
Sanmina Corp.*	42,200	1,164,720
ScanSource, Inc.*	15,039	600,056
SYNNEX Corp.	16,762	1,419,741
Tech Data Corp.*	20,700	1,481,499
TTM Technologies, Inc.*	52,901	841,655
Vishay Intertechnology, Inc.	76,500	1,556,775
Vishay Precision Group, Inc.*	6,800	254,320

		29,760,707

IT Services (2.1%)
Acxiom Holdings, Inc.*	44,469	2,197,213
Brightcove, Inc.*	23,000	193,200
CACI International, Inc., Class A*	13,959	2,570,549
Carbonite, Inc.*	21,300	759,345
Cardtronics plc, Class A*	25,900	819,476
Cass Information Systems, Inc.	7,899	514,383
ConvergeOne Holdings, Inc.	2,800	26,068
Convergys Corp.	50,300	1,194,122
CSG Systems International, Inc.	18,365	737,171
Endurance International Group Holdings, Inc.*	33,100	291,280
Everi Holdings, Inc.*	4,900	44,933
Evertec, Inc.	37,900	913,390
Exela Technologies, Inc.(x)*	4,000	28,520
ExlService Holdings, Inc.*	18,700	1,237,940
GTT Communications, Inc.(x)*	19,500	846,300
Hackett Group, Inc. (The)	15,919	320,768
Information Services Group, Inc.*	800	3,824
Internap Corp.*	3,400	42,942
Limelight Networks, Inc.*	39,100	196,282
ManTech International Corp., Class A	14,141	895,125
MAXIMUS, Inc.	36,868	2,398,632
MoneyGram International, Inc.*	22,000	117,700
NIC, Inc.	36,455	539,534
Perficient, Inc.*	21,700	578,305
Perspecta, Inc.	80,300	2,065,316
PFSweb, Inc.*	800	5,920
Presidio, Inc.*	3,100	47,275
PRGX Global, Inc.*	600	5,220
Science Applications International Corp.	24,200	1,950,520
ServiceSource International, Inc.*	34,600	98,610
Sykes Enterprises, Inc.*	21,699	661,603
Syntel, Inc.*	17,964	736,165
Travelport Worldwide Ltd.	66,300	1,118,481
TTEC Holdings, Inc.	7,425	192,308
Tucows, Inc., Class A(x)*	1,400	78,050
Unisys Corp.(x)*	30,464	621,466
Virtusa Corp.*	16,500	886,215
Web.com Group, Inc.*	28,400	792,360

		26,726,511

Semiconductors & Semiconductor Equipment (2.4%)
ACM Research, Inc., Class A(x)*	1,100	12,177
Adesto Technologies Corp.(x)*	1,500	8,925
Advanced Energy Industries, Inc.*	22,703	1,172,610
Alpha & Omega Semiconductor Ltd.*	13,400	155,842
Ambarella, Inc.(x)*	18,400	711,712
Amkor Technology, Inc.*	57,800	427,142
Aquantia Corp.(x)*	4,500	57,555
Axcelis Technologies, Inc.*	16,700	328,155
AXT, Inc.*	8,900	63,635
Brooks Automation, Inc.	39,150	1,371,425
Cabot Microelectronics Corp.	13,520	1,394,858
CEVA, Inc.*	11,400	327,750
Cirrus Logic, Inc.*	36,467	1,407,626
Cohu, Inc.	11,400	286,140
Cree, Inc.*	55,900	2,116,933
Diodes, Inc.*	21,908	729,317
Entegris, Inc.	81,146	2,349,176
FormFactor, Inc.*	39,481	542,864
Ichor Holdings Ltd.(x)*	10,200	208,284
Impinj, Inc.(x)*	10,200	253,164
Inphi Corp.(x)*	22,500	854,550
Integrated Device Technology, Inc.*	77,400	3,638,573
Kopin Corp.(x)*	38,800	93,896
Lattice Semiconductor Corp.*	68,900	551,200
MACOM Technology Solutions Holdings, Inc.(x)*	23,213	478,188
MaxLinear, Inc.*	41,693	828,857
Nanometrics, Inc.*	9,800	367,696
NeoPhotonics Corp.(x)*	37,200	308,760
NVE Corp.	2,643	279,841
PDF Solutions, Inc.*	11,700	105,651
Photronics, Inc.*	35,100	345,735
Power Integrations, Inc.	15,724	993,757
Rambus, Inc.*	62,400	680,784
Rudolph Technologies, Inc.*	17,200	420,540
Semtech Corp.*	37,096	2,062,538
Sigma Designs, Inc.*	24,800	3,597
Silicon Laboratories, Inc.*	23,700	2,175,660
SMART Global Holdings, Inc.*	7,600	218,424
SunPower Corp.(x)*	42,700	311,710
Synaptics, Inc.*	20,137	918,650
Ultra Clean Holdings, Inc.*	9,900	124,245
Veeco Instruments, Inc.*	26,786	274,557
Xcerra Corp.*	26,700	381,009
Xperi Corp.	28,310	420,404

		30,764,112

Software (5.2%)
8x8, Inc.*	50,600	1,075,250
A10 Networks, Inc.*	31,800	193,344
ACI Worldwide, Inc.*	66,216	1,863,318
Agilysys, Inc.*	1,600	26,080
Alarm.com Holdings, Inc.*	17,200	987,280
Altair Engineering, Inc., Class A*	13,900	603,955
Alteryx, Inc., Class A(x)*	13,100	749,451
Amber Road, Inc.*	2,800	26,936
American Software, Inc., Class A	17,200	208,636
Appfolio, Inc., Class A*	8,200	642,880
Apptio, Inc., Class A*	18,800	694,848
Asure Software, Inc.(x)*	2,000	24,840
Avaya Holdings Corp.*	58,500	1,295,190
Benefitfocus, Inc.(x)*	9,900	400,455
Blackbaud, Inc.	27,087	2,748,789
Blackline, Inc.*	18,100	1,022,107

See Notes to Portfolio of Investments.

14

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Bottomline Technologies DE, Inc.*	23,491	$1,708,031
Box, Inc., Class A*	71,100	1,700,001
Carbon Black, Inc.(x)*	12,900	273,222
ChannelAdvisor Corp.*	16,100	200,445
Cision Ltd.*	15,000	252,000
Cloudera, Inc.*	55,230	974,810
CommVault Systems, Inc.*	22,214	1,554,980
Cornerstone OnDemand, Inc.*	28,900	1,640,075
Coupa Software, Inc.*	29,700	2,349,270
Digimarc Corp.*	6,700	210,715
Ebix, Inc.(x)	14,500	1,147,675
eGain Corp.*	3,700	29,970
Ellie Mae, Inc.*	18,600	1,762,722
Envestnet, Inc.*	23,800	1,450,610
Everbridge, Inc.*	14,700	847,308
Five9, Inc.*	29,900	1,306,331
ForeScout Technologies, Inc.*	16,100	607,936
Fusion Connect, Inc.*	3,500	8,995
Glu Mobile, Inc.*	45,900	341,955
Hortonworks, Inc.*	38,300	873,623
HubSpot, Inc.*	22,000	3,320,900
Imperva, Inc.*	23,200	1,077,640
Instructure, Inc.*	17,500	619,500
j2 Global, Inc.	27,578	2,284,837
LivePerson, Inc.*	28,200	731,790
MicroStrategy, Inc., Class A*	5,409	760,614
MINDBODY, Inc., Class A*	21,100	857,715
Mitek Systems, Inc.*	29,000	204,450
MobileIron, Inc.*	43,100	228,430
Model N, Inc.*	14,500	229,825
Monotype Imaging Holdings, Inc.	26,300	531,260
New Relic, Inc.*	24,800	2,336,904
NextGen Healthcare Information Systems LLC*	30,276	607,942
OneSpan, Inc.*	15,900	302,895
Park City Group, Inc.(x)*	8,700	87,870
Paylocity Holding Corp.*	19,100	1,534,112
Progress Software Corp.	28,777	1,015,540
PROS Holdings, Inc.*	14,900	521,798
Q2 Holdings, Inc.*	23,300	1,410,815
QAD, Inc., Class A	5,800	328,570
Qualys, Inc.*	17,700	1,577,070
Rapid7, Inc.*	20,100	742,092
Rimini Street, Inc.(x)*	500	3,155
SailPoint Technologies Holding, Inc.*	21,500	731,430
SecureWorks Corp., Class A(x)*	18,900	276,885
SendGrid, Inc.*	16,166	594,747
ShotSpotter, Inc.(x)*	1,700	104,193
SPS Commerce, Inc.*	9,600	952,704
Telaria, Inc.*	1,800	6,822
Telenav, Inc.*	22,200	112,110
TiVo Corp.	67,194	836,565
Trade Desk, Inc. (The), Class A(x)*	17,600	2,656,016
Upland Software, Inc.*	4,100	132,471
Varonis Systems, Inc.*	15,600	1,142,700
Verint Systems, Inc.*	35,751	1,791,125
Veritone, Inc.(x)*	2,400	25,032
VirnetX Holding Corp.*	14,000	65,100
Workiva, Inc.*	10,600	418,700
Yext, Inc.*	45,300	1,073,610
Zix Corp.*	35,400	196,470
Zscaler, Inc.(x)*	10,100	411,878

		64,648,315

Technology Hardware, Storage & Peripherals (0.3%)
3D Systems Corp.(x)*	60,700	1,147,230
Avid Technology, Inc.*	21,300	126,309
Cray, Inc.*	25,400	546,100
Diebold Nixdorf, Inc.(x)	51,500	231,750
Eastman Kodak Co.(x)*	19,300	59,830
Electronics For Imaging, Inc.*	26,952	918,524
Immersion Corp.*	17,900	189,203
Stratasys Ltd.*	28,800	665,568
USA Technologies, Inc.*	22,700	163,440

		4,047,954

Total Information Technology		176,236,415

Materials (4.2%)
Chemicals (2.1%)
Advanced Emissions Solutions, Inc.	1,000	11,960
AdvanSix, Inc.*	17,200	583,940
AgroFresh Solutions, Inc.*	5,000	31,150
American Vanguard Corp.	15,300	275,400
Balchem Corp.	17,985	2,015,939
Chase Corp.	4,100	492,615
Ferro Corp.*	52,173	1,211,457
Flotek Industries, Inc.(x)*	40,200	96,480
FutureFuel Corp.	15,100	279,954
GCP Applied Technologies, Inc.*	40,100	1,064,655
Hawkins, Inc.	5,700	236,265
HB Fuller Co.	28,859	1,491,145
Ingevity Corp.*	24,100	2,455,307
Innophos Holdings, Inc.	11,113	493,417
Innospec, Inc.	13,600	1,043,800
Intrepid Potash, Inc.*	9,300	33,387
KMG Chemicals, Inc.	7,300	551,588
Koppers Holdings, Inc.*	11,713	364,860
Kraton Corp.*	17,000	801,550
Kronos Worldwide, Inc.	4,000	65,000
LSB Industries, Inc.*	28,600	279,708
Marrone Bio Innovations, Inc.(x)*	3,000	5,490
Minerals Technologies, Inc.	19,850	1,341,860
OMNOVA Solutions, Inc.*	23,800	234,430
PolyOne Corp.	48,200	2,107,303
PQ Group Holdings, Inc.*	2,800	48,916
Quaker Chemical Corp.	7,400	1,496,354
Rayonier Advanced Materials, Inc.	22,700	418,361
Sensient Technologies Corp.	25,525	1,952,918
Stepan Co.	11,288	982,169
Trecora Resources*	12,200	170,800
Tredegar Corp.	12,529	271,253
Trinseo SA	25,400	1,988,820
Tronox Ltd., Class A	49,000	585,550
Valhi, Inc.	5,100	11,628

		25,495,429

Construction Materials (0.1%)
Forterra, Inc.(x)*	21,700	161,882
Summit Materials, Inc., Class A*	63,188	1,148,758
United States Lime & Minerals, Inc.	600	47,370
US Concrete, Inc.(x)*	8,300	380,555

		1,738,565

Containers & Packaging (0.1%)
Greif, Inc., Class A	14,700	788,802
Greif, Inc., Class B	3,300	190,245
Myers Industries, Inc.	13,100	304,575
UFP Technologies, Inc.*	3,500	128,625

		1,412,247

Metals & Mining (1.3%)
AK Steel Holding Corp.(x)*	181,436	889,036
Allegheny Technologies, Inc.*	70,900	2,095,095
Carpenter Technology Corp.	28,500	1,680,075
Century Aluminum Co.*	28,600	342,342
Cleveland-Cliffs, Inc.*	165,230	2,091,812
Coeur Mining, Inc.*	103,336	550,781
Commercial Metals Co.	65,900	1,352,268
Compass Minerals International, Inc.	19,400	1,303,680

See Notes to Portfolio of Investments.

15

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Gold Resource Corp.	48,300	$248,262
Haynes International, Inc.	7,933	281,622
Hecla Mining Co.	242,709	677,158
Kaiser Aluminum Corp.	10,191	1,111,430
Materion Corp.	11,445	692,423
Olympic Steel, Inc.	9,300	194,091
Ramaco Resources, Inc.(x)*	1,300	9,698
Ryerson Holding Corp.*	20,000	226,000
Schnitzer Steel Industries, Inc., Class A	15,000	405,750
SunCoke Energy, Inc.*	37,010	430,056
Synalloy Corp.	400	9,140
Tahoe Resources, Inc.*	173,500	484,065
TimkenSteel Corp.*	15,400	228,998
Universal Stainless & Alloy Products, Inc.*	1,300	33,163
Warrior Met Coal, Inc.	18,400	497,536
Worthington Industries, Inc.	27,480	1,191,533

		17,026,014

Paper & Forest Products (0.6%)
Boise Cascade Co.	22,700	835,360
Clearwater Paper Corp.*	10,838	321,889
KapStone Paper and Packaging Corp.	49,572	1,680,986
Louisiana-Pacific Corp.	82,748	2,191,994
Neenah, Inc.	9,500	819,850
PH Glatfelter Co.	28,215	539,189
Schweitzer-Mauduit International, Inc.	16,964	649,891
Verso Corp., Class A*	19,300	649,831

		7,688,990

Total Materials		53,361,245

Real Estate (6.8%)
Equity Real Estate Investment Trusts (REITs) (6.3%)
Acadia Realty Trust (REIT)	45,373	1,271,805
Agree Realty Corp. (REIT)	14,400	764,928
Alexander & Baldwin, Inc. (REIT)	42,186	957,200
Alexander’s, Inc. (REIT)	1,175	403,378
American Assets Trust, Inc. (REIT)	24,218	903,089
Americold Realty Trust (REIT)	48,270	1,207,715
Armada Hoffler Properties, Inc. (REIT)	25,400	383,794
Ashford Hospitality Trust, Inc. (REIT)	40,300	257,517
Bluerock Residential Growth REIT, Inc. (REIT)(x)	16,400	160,720
Braemar Hotels & Resorts, Inc. (REIT)	23,788	279,985
BRT Apartments Corp. (REIT)	400	4,816
CareTrust REIT, Inc. (REIT)	37,113	657,271
CatchMark Timber Trust, Inc. (REIT), Class A	20,400	233,172
CBL & Associates Properties, Inc. (REIT)(x)	95,500	381,045
Cedar Realty Trust, Inc. (REIT)	55,400	258,164
Chatham Lodging Trust (REIT)	19,500	407,355
Chesapeake Lodging Trust (REIT)	35,000	1,122,450
City Office REIT, Inc. (REIT)	20,600	259,972
Clipper Realty, Inc. (REIT)	2,100	28,413
Community Healthcare Trust, Inc. (REIT)	9,400	291,212
CoreCivic, Inc. (REIT)	66,400	1,615,512
CorEnergy Infrastructure Trust, Inc. (REIT)(x)	7,200	270,576
CorePoint Lodging, Inc. (REIT)	26,450	514,453
Cousins Properties, Inc. (REIT)	239,483	2,129,004
DiamondRock Hospitality Co. (REIT)	115,298	1,345,528
Easterly Government Properties, Inc. (REIT)	38,100	737,997
EastGroup Properties, Inc. (REIT)	18,127	1,733,304
Farmland Partners, Inc. (REIT)(x)	16,200	108,540
First Industrial Realty Trust, Inc. (REIT)	69,230	2,173,821
Four Corners Property Trust, Inc. (REIT)	34,200	878,598
Franklin Street Properties Corp. (REIT)	59,999	479,392
Front Yard Residential Corp. (REIT)	32,800	355,880
GEO Group, Inc. (The) (REIT)	70,263	1,767,817
Getty Realty Corp. (REIT)	15,075	430,542
Gladstone Commercial Corp. (REIT)	13,300	254,695
Gladstone Land Corp. (REIT)(x)	1,000	12,340
Global Medical REIT, Inc. (REIT)	9,100	85,722
Global Net Lease, Inc. (REIT)	38,466	802,016
Government Properties Income Trust (REIT)	53,866	608,147
Gramercy Property Trust (REIT)	86,705	2,379,184
Healthcare Realty Trust, Inc. (REIT)	65,558	1,918,227
Hersha Hospitality Trust (REIT)	22,519	510,506
Independence Realty Trust, Inc. (REIT)	48,700	512,811
Industrial Logistics Properties Trust (REIT)(x)	4,000	92,040
InfraREIT, Inc. (REIT)	22,524	476,383
Innovative Industrial Properties, Inc. (REIT)(x)	1,800	86,832
Investors Real Estate Trust (REIT)	69,496	415,586
iStar, Inc. (REIT)(x)	39,400	440,098
Jernigan Capital, Inc. (REIT)	3,000	57,870
Kite Realty Group Trust (REIT)	47,157	785,164
LaSalle Hotel Properties (REIT)	63,240	2,187,471
Lexington Realty Trust (REIT)	131,986	1,095,484
LTC Properties, Inc. (REIT)	21,469	946,998
Mack-Cali Realty Corp. (REIT)	51,100	1,086,386
MedEquities Realty Trust, Inc. (REIT)	13,300	129,276
Monmouth Real Estate Investment Corp. (REIT)	38,351	641,229
National Health Investors, Inc. (REIT)	21,528	1,627,302
National Storage Affiliates Trust (REIT)	24,100	613,104
New Senior Investment Group, Inc. (REIT)	37,500	221,250
NexPoint Residential Trust, Inc. (REIT)	9,600	318,720
NorthStar Realty Europe Corp. (REIT)	31,500	446,040
One Liberty Properties, Inc. (REIT)	9,100	252,798
Pebblebrook Hotel Trust (REIT)(x)	42,843	1,558,200
Pennsylvania REIT (REIT)(x)	44,352	419,570
Physicians Realty Trust (REIT)	99,300	1,674,198
Piedmont Office Realty Trust, Inc. (REIT), Class A	71,600	1,355,388
PotlatchDeltic Corp. (REIT)	34,239	1,402,087
Preferred Apartment Communities, Inc. (REIT), Class A	16,700	293,586
PS Business Parks, Inc. (REIT)	11,580	1,471,702
QTS Realty Trust, Inc. (REIT), Class A	26,500	1,130,755
Ramco-Gershenson Properties Trust (REIT)	45,200	614,720
Retail Opportunity Investments Corp. (REIT)	61,700	1,151,939
Rexford Industrial Realty, Inc. (REIT)	43,100	1,377,476

See Notes to Portfolio of Investments.

16

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
RLJ Lodging Trust (REIT)	96,886	$2,134,399
Ryman Hospitality Properties, Inc. (REIT)	24,934	2,148,563
Sabra Health Care REIT, Inc. (REIT)	99,523	2,300,971
Safety Income & Growth, Inc. (REIT)	500	9,365
Saul Centers, Inc. (REIT)	5,600	313,600
Select Income REIT (REIT)	35,400	776,676
Seritage Growth Properties (REIT), Class A(x)	22,800	1,082,772
Spirit MTA REIT (REIT)	7,600	87,552
STAG Industrial, Inc. (REIT)	62,200	1,710,500
Summit Hotel Properties, Inc. (REIT)	53,300	721,149
Sunstone Hotel Investors, Inc. (REIT)	124,778	2,041,368
Tanger Factory Outlet Centers, Inc. (REIT)(x)	51,300	1,173,744
Terreno Realty Corp. (REIT)	34,600	1,304,420
Tier REIT, Inc. (REIT)	27,000	650,700
UMH Properties, Inc. (REIT)	17,600	275,264
Universal Health Realty Income Trust (REIT)	7,150	532,032
Urban Edge Properties (REIT)	64,100	1,415,328
Urstadt Biddle Properties, Inc. (REIT), Class A	15,889	338,277
Washington Prime Group, Inc. (REIT)	105,100	767,230
Washington REIT (REIT)	42,117	1,290,886
Whitestone REIT (REIT)	20,500	284,540
Xenia Hotels & Resorts, Inc. (REIT)	63,000	1,493,100

		79,080,701

Real Estate Management & Development (0.5%)
Altisource Portfolio Solutions SA(x)*	20,400	657,492
Consolidated-Tomoka Land Co.	3,900	242,892
Cushman & Wakefield plc*	25,396	431,478
Forestar Group, Inc.(x)*	4,433	93,980
FRP Holdings, Inc.*	4,100	254,610
Griffin Industrial Realty, Inc.	100	3,900
HFF, Inc., Class A	21,300	904,824
Kennedy-Wilson Holdings, Inc.	69,624	1,496,916
Marcus & Millichap, Inc.*	7,700	267,267
Maui Land & Pineapple Co., Inc.*	700	8,960
Newmark Group, Inc., Class A	4,300	48,117
RE/MAX Holdings, Inc., Class A	10,000	443,500
Redfin Corp.(x)*	41,397	774,124
RMR Group, Inc. (The), Class A	4,526	420,013
St Joe Co. (The)*	29,000	487,200
Stratus Properties, Inc.*	3,900	119,340
Tejon Ranch Co.*	9,102	197,604
Transcontinental Realty Investors, Inc.*	300	9,567
Trinity Place Holdings, Inc.*	13,100	79,779

		6,941,563

Total Real Estate		86,022,264

Utilities (3.1%)
Electric Utilities (0.9%)
ALLETE, Inc.	28,423	2,132,009
El Paso Electric Co.	23,246	1,329,671
IDACORP, Inc.	29,208	2,898,309
MGE Energy, Inc.	20,079	1,282,044
Otter Tail Corp.	22,725	1,088,528
PNM Resources, Inc.	45,881	1,810,005
Portland General Electric Co.	50,632	2,309,326
Spark Energy, Inc., Class A(x)	6,800	56,100

		12,905,992

Gas Utilities (1.0%)
Chesapeake Utilities Corp.	8,950	750,905
New Jersey Resources Corp.	49,322	2,273,744
Northwest Natural Gas Co.	15,142	1,013,000
ONE Gas, Inc.	30,000	2,468,400
RGC Resources, Inc.(x)	300	8,013
South Jersey Industries, Inc.	45,852	1,617,200
Southwest Gas Holdings, Inc.	27,136	2,144,558
Spire, Inc.	29,752	2,188,260

		12,464,080

Independent Power and Renewable Electricity Producers (0.3%)
Atlantic Power Corp.(x)*	68,100	149,820
Clearway Energy, Inc., Class A	16,700	317,968
Clearway Energy, Inc., Class C	35,782	688,804
Ormat Technologies, Inc.	22,300	1,206,653
Pattern Energy Group, Inc., Class A	38,100	757,047
TerraForm Power, Inc., Class A	40,900	472,395

		3,592,687

Multi-Utilities (0.5%)
Avista Corp.	36,899	1,865,613
Black Hills Corp.	34,219	1,987,783
NorthWestern Corp.	27,978	1,641,189
Unitil Corp.	6,200	315,580

		5,810,165

Water Utilities (0.4%)
American States Water Co.	20,958	1,281,372
AquaVenture Holdings Ltd.*	5,500	99,385
Artesian Resources Corp., Class A	5,100	187,578
Cadiz, Inc.(x)*	3,200	35,680
California Water Service Group	27,600	1,184,040
Connecticut Water Service, Inc.	5,700	395,409
Consolidated Water Co. Ltd.	9,500	131,575
Global Water Resources, Inc.	2,200	23,298
Middlesex Water Co.	7,600	367,992
Pure Cycle Corp.*	700	8,085
SJW Group	8,800	538,120
York Water Co. (The)	7,000	212,800

		4,465,334

Total Utilities		39,238,258

Total Common Stocks (99.0%) (Cost $780,394,258)		1,257,259,541

	Number of Rights	Value (Note 1)
RIGHTS:
Communication Services (0.0%)
Media (0.0%)
Media General, Inc., CVR(r)*	61,700	—

Total Communication Services		—

Consumer Staples (0.0%)
Food Products (0.0%)
Schuman, Inc., CVR(r)*	16,543	24,815

Total Consumer Staples		24,815

Financials (0.0%)
Diversified Financial Services (0.0%)
NewStar Financial, Inc., CVR(r)*	19,900	7,353

Total Financials		7,353

Health Care (0.0%)
Biotechnology (0.0%)
Tobira Therapeutics, Inc., CVR(r)(x)*	2,288	103

See Notes to Portfolio of Investments.

17

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

	Number of Rights	Value (Note 1)
Pharmaceuticals (0.0%)
Omthera Pharmaceuticals, Inc., CVR(r)*	5,500	$—

Total Health Care		103

Total Rights (0.0%) (Cost $31,061)		32,271

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Repurchase Agreements (7.1%)
Citigroup Global Markets, Inc., 2.44%, dated 9/28/18, due 10/5/18, repurchase price $9,004,270, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 1.625%-2.250%, maturing 11/30/19-11/15/27; total market value $9,488,575.(xx)	$9,000,000	9,000,000
Deutsche Bank Securities, Inc., 2.26%, dated 9/28/18, due 10/1/18, repurchase price $3,079,056, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 5/15/19-8/15/47; total market value $3,140,046.(xx)	3,078,477	3,078,477
HSBC Securities, Inc., 2.18%, dated 9/25/18, due 10/2/18, repurchase price $3,000,727, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 2/15/33-2/15/43; total market value $3,061,112.(xx)	3,000,000	3,000,000
ING Bank NV, 2.42%, dated 9/28/18, due 10/1/18, repurchase price $4,000,807, collateralized by various Common Stocks; total market value $4,444,984.(xx)	4,000,000	4,000,000
Natwest Markets Securities, Inc., 2.14%, dated 9/25/18, due 10/2/18, repurchase price $10,002,378, collateralized by various U.S. Government Treasury Securities, ranging from 1.375%-2.125%, maturing 10/31/20-11/15/26; total market value $10,203,638.(xx)	10,000,000	10,000,000
Natwest Markets Securities, Inc., 2.19%, dated 9/28/18, due 10/5/18, repurchase price $3,001,278, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-3.375%, maturing 2/15/19-5/15/44; total market value $3,060,560.(xx)	3,000,000	3,000,000
Natwest Markets Securities, Inc., 2.25%, dated 9/28/18, due 10/1/18, repurchase price $1,000,188, collateralized by various U.S. Government Treasury Securities, ranging from 1.375%-2.875%, maturing 5/31/19-11/15/26; total market value $1,020,192.(xx)	1,000,000	1,000,000
NBC Global Finance Ltd., 2.34%, dated 9/28/18, due 10/1/18, repurchase price $2,500,488, collateralized by various Common Stocks; total market value $2,781,638.(xx)	2,500,000	2,500,000
NBC Global Finance Ltd., 2.37%, dated 9/28/18, due 10/5/18, repurchase price $8,003,687, collateralized by various Common Stocks; total market value $8,901,953.(xx)	8,000,000	8,000,000
Societe Generale SA, 2.19%, dated 9/28/18, due 10/5/18, repurchase price $10,004,258, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.125%, maturing 11/8/18-11/15/45; total market value $10,200,000.(xx)	10,000,000	10,000,000
Societe Generale SA, 2.19%, dated 9/28/18, due 10/5/18, repurchase price $5,002,129, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-3.875%, maturing 11/8/18-8/15/45; total market value $5,100,003.(xx)	5,000,000	5,000,000
Societe Generale SA, 2.34%, dated 9/28/18, due 10/5/18, repurchase price $4,001,820, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.000%-4.250%, maturing 2/7/19-2/15/47; total market value $4,442,594.(xx)	4,000,000	4,000,000
Societe Generale SA, 2.34%, dated 9/28/18, due 10/5/18, repurchase price $7,003,185, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.000%-4.250%, maturing 2/7/19-2/15/47; total market value $7,774,539.(xx)	7,000,000	7,000,000

See Notes to Portfolio of Investments.

18

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

	Principal Amount	Value (Note 1)
Societe Generale SA, 2.31%, dated 9/28/18, due 10/1/18, repurchase price $21,004,043, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.000%-4.250%, maturing 2/7/19-2/15/47; total market value $23,323,616.(xx)	$21,000,000	$21,000,000

Total Repurchase Agreements		90,578,477

Total Short-Term Investments (7.1%) (Cost $90,578,477)		90,578,477

Total Investments in Securities (106.1%) (Cost $871,003,796)		1,347,870,289
Other Assets Less Liabilities (-6.1%)		(76,944,851)

Net Assets (100%)		$1,270,925,438

*	Non-income producing.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At September 30, 2018, the market value of these securities amounted to $12,499 or 0.0% of net assets.

(r)	Value determined using significant unobservable inputs.

(x)	All or a portion of security is on loan at September 30, 2018.

(xx)

At September 30, 2018, the Portfolio had loaned securities with a total value of $92,921,027. This was secured by cash collateral of $90,578,477 which was subsequently invested in joint repurchase agreements with a total value of $90,578,477, for which the Portfolio has a proportionate interest as reported in the Portfolio of Investments as Repurchase Agreements, and $4,937,672 collateralized by various U.S. Government Treasury Securities, ranging from 0.000% - 8.750%, maturing 10/4/18-2/15/48.

Glossary:

CVR — Contingent Value Right

USD — United States Dollar

Futures contracts outstanding as of September 30, 2018 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Russell 2000 E-Mini Index	135	12/2018	USD	11,480,400	(58,255)

					(58,255)

See Notes to Portfolio of Investments.

19

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2018:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Communication Services	$39,065,868	$—	$—		$39,065,868
Consumer Discretionary	156,106,286	—	—		156,106,286
Consumer Staples	33,440,005	—	—		33,440,005
Energy	60,161,712	—	—		60,161,712
Financials	220,924,400	—	—		220,924,400
Health Care	201,119,786	—	—		201,119,786
Industrials	191,583,302	—	—		191,583,302
Information Technology	176,236,415	—	—		176,236,415
Materials	53,361,245	—	—		53,361,245
Real Estate	86,018,364	3,900	—		86,022,264
Utilities	39,238,258	—	—		39,238,258
Rights
Communication Services	—	—	—	(a)	— (a)
Consumer Staples	—	—	24,815		24,815
Financials	—	—	7,353		7,353
Health Care	—	—	103		103
Short-Term Investments
Repurchase Agreements	—	90,578,477	—		90,578,477

Total Assets	$1,257,255,641	$90,582,377	$32,271		$1,347,870,289

Liabilities:
Futures	$(58,255)	$—	$—		$(58,255)

Total Liabilities	$(58,255)	$—	$—		$(58,255)

Total	$1,257,197,386	$90,582,377	$32,271		$1,347,812,034

(a)	Value is zero.

There were no transfers between Levels 1, 2 or 3 during the nine months ended September 30, 2018.

As of September 30, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$545,294,070
Aggregate gross unrealized depreciation	(71,832,067)

Net unrealized appreciation	$473,462,003

Federal income tax cost of investments in securities and derivative instruments, if applicable	$874,350,031

See Notes to Portfolio of Investments.

20

EQ ADVISORS TRUST

EQ/T. ROWE PRICE GROWTH STOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (13.7%)
Entertainment (2.8%)
Activision Blizzard, Inc.	132,200	$10,997,718
Electronic Arts, Inc.*	100,174	12,069,965
Walt Disney Co. (The)	165,724	19,379,765

		42,447,448

Interactive Media & Services (10.9%)
Alphabet, Inc., Class A*	34,000	41,040,720
Alphabet, Inc., Class C*	38,305	45,715,868
Facebook, Inc., Class A*	259,561	42,687,402
IAC/InterActiveCorp*	18,800	4,074,336
Tencent Holdings Ltd.	786,900	32,487,827

		166,006,153

Total Communication Services		208,453,601

Consumer Discretionary (25.7%)
Auto Components (0.9%)
Aptiv plc	154,000	12,920,600

Automobiles (2.6%)
Ferrari NV	69,395	9,500,870
Tesla, Inc.(x)*	112,099	29,680,452

		39,181,322

Hotels, Restaurants & Leisure (2.8%)
Hilton Worldwide Holdings, Inc.	40,105	3,239,682
Las Vegas Sands Corp.	148,000	8,780,840
McDonald’s Corp.	70,500	11,793,945
MGM Resorts International	227,900	6,360,689
Wynn Resorts Ltd.	97,025	12,327,996

		42,503,152

Household Durables (0.3%)
NVR, Inc.*	2,140	5,287,512

Internet & Direct Marketing Retail (16.4%)
Alibaba Group Holding Ltd. (ADR)*	217,128	35,774,009
Amazon.com, Inc.*	74,973	150,170,919
Booking Holdings, Inc.*	19,974	39,628,416
Netflix, Inc.*	61,100	22,859,343

		248,432,687

Multiline Retail (1.6%)
Dollar General Corp.	50,050	5,470,465
Dollar Tree, Inc.*	140,354	11,445,869
Dollarama, Inc.	242,010	7,623,882

		24,540,216

Textiles, Apparel & Luxury Goods (1.1%)
NIKE, Inc., Class B	191,030	16,184,062

Total Consumer Discretionary		389,049,551

Consumer Staples (1.4%)
Beverages (0.2%)
PepsiCo, Inc.	29,676	3,317,777

Tobacco (1.2%)
Philip Morris International, Inc.	221,140	18,031,755

Total Consumer Staples		21,349,532

Financials (5.6%)
Banks (0.9%)
First Republic Bank	25,851	2,481,696
JPMorgan Chase & Co.	99,000	11,171,160

		13,652,856

Capital Markets (3.8%)
Charles Schwab Corp. (The)	360,500	17,718,575
Intercontinental Exchange, Inc.	161,368	12,084,850
Morgan Stanley	190,900	8,890,213
TD Ameritrade Holding Corp.	342,415	18,089,784

		56,783,422

Insurance (0.9%)
Chubb Ltd.	105,962	14,160,762

Total Financials		84,597,040

Health Care (14.7%)
Biotechnology (2.8%)
Alexion Pharmaceuticals, Inc.*	96,676	13,438,931
Celgene Corp.*	75,600	6,765,444
Vertex Pharmaceuticals, Inc.*	111,522	21,494,750

		41,699,125

Health Care Equipment & Supplies (5.6%)
Becton Dickinson and Co.	120,287	31,394,907
Intuitive Surgical, Inc.*	45,000	25,830,000
Stryker Corp.	154,039	27,369,650

		84,594,557

Health Care Providers & Services (6.3%)
Anthem, Inc.	71,986	19,727,763
Centene Corp.*	90,503	13,103,025
Cigna Corp.	85,152	17,732,904
HCA Healthcare, Inc.	5,627	782,828
UnitedHealth Group, Inc.	145,451	38,695,784
WellCare Health Plans, Inc.*	19,133	6,131,935

		96,174,239

Total Health Care		222,467,921

Industrials (9.0%)
Aerospace & Defense (4.2%)
Boeing Co. (The)	134,904	50,170,797
Northrop Grumman Corp.	40,200	12,758,274

		62,929,071

Industrial Conglomerates (1.8%)
Honeywell International, Inc.	75,600	12,579,840
Roper Technologies, Inc.	50,110	14,843,083

		27,422,923

Machinery (1.4%)
Fortive Corp.(x)	160,103	13,480,673
Wabtec Corp.	67,649	7,095,027

		20,575,700

Professional Services (1.6%)
Equifax, Inc.	90,631	11,833,690
TransUnion	177,983	13,095,989

		24,929,679

Total Industrials		135,857,373

Information Technology (25.9%)
IT Services (10.3%)
Fidelity National Information Services, Inc.	104,600	11,408,722
Fiserv, Inc.*	145,606	11,995,022
Mastercard, Inc., Class A	193,712	43,122,228
PayPal Holdings, Inc.*	175,036	15,375,162
Visa, Inc., Class A	341,880	51,312,769
Worldpay, Inc.*	222,213	22,503,511

		155,717,414

Semiconductors & Semiconductor Equipment (2.0%)
ASML Holding NV (Registered) (NYRS)	50,400	9,476,208
NVIDIA Corp.	73,300	20,598,766

		30,074,974

Software (12.7%)
Intuit, Inc.	94,664	21,526,594
Microsoft Corp.	699,000	79,944,630
Red Hat, Inc.*	129,184	17,605,195

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

EQ/T. ROWE PRICE GROWTH STOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
salesforce.com, Inc.*	141,629	$22,523,260
ServiceNow, Inc.*	43,378	8,486,038
Symantec Corp.	808,445	17,203,710
VMware, Inc., Class A*	82,185	12,825,791
Workday, Inc., Class A*	81,990	11,968,900

		192,084,118

Technology Hardware, Storage & Peripherals (0.9%)
Apple, Inc.	63,901	14,425,012

Total Information Technology		392,301,518

Materials (0.6%)
Chemicals (0.6%)
DowDuPont, Inc.	137,700	8,855,487

Total Materials		8,855,487

Real Estate (1.2%)
Equity Real Estate Investment Trusts (REITs) (1.2%)
Crown Castle International Corp. (REIT)	167,313	18,626,956

Total Real Estate		18,626,956

Utilities (1.5%)
Electric Utilities (0.4%)
NextEra Energy, Inc.	32,300	5,413,480

Multi-Utilities (0.8%)
Sempra Energy	104,020	11,832,275

Water Utilities (0.3%)
American Water Works Co., Inc.	60,400	5,313,388

Total Utilities		22,559,143

Total Common Stocks (99.3%) (Cost $865,135,099)		1,504,118,122

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Convertible Bond (0.2%)
Consumer Discretionary (0.2%)
Hotels, Restaurants & Leisure (0.2%)
Caesars Entertainment Corp.
5.000%, 10/1/24	$1,520,933	2,476,971

Total Consumer Discretionary		2,476,971

Total Long-Term Debt Securities (0.2%) (Cost $2,808,260)		2,476,971

SHORT-TERM INVESTMENTS:
Repurchase Agreements (2.6%)
Citigroup Global Markets, Inc., 2.44%, dated 9/28/18, due 10/5/18, repurchase price $4,402,088, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 1.625%-2.250%, maturing 11/30/19-11/15/27; total market value $4,638,859.(xx)	4,400,000	4,400,000
Deutsche Bank Securities, Inc., 2.26%, dated 9/28/18, due 10/1/18, repurchase price $642,076, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 5/15/19-8/15/47; total market value $654,795.(xx)	641,956	641,956
HSBC Securities, Inc., 2.18%, dated 9/25/18, due 10/2/18, repurchase price $3,000,727, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 2/15/33-2/15/43; total market value $3,061,112.(xx)	3,000,000	3,000,000
ING Bank NV, 2.42%, dated 9/28/18, due 10/1/18, repurchase price $5,001,008, collateralized by various Common Stocks; total market value $5,556,229.(xx)	5,000,000	5,000,000
Natwest Markets Securities, Inc., 2.19%, dated 9/28/18, due 10/5/18, repurchase price $5,002,129, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-3.375%, maturing 2/15/19-5/15/44; total market value $5,100,934.(xx)	5,000,000	5,000,000
Natwest Markets Securities, Inc., 2.25%, dated 9/28/18, due 10/1/18, repurchase price $3,000,563, collateralized by various U.S. Government Treasury Securities, ranging from 1.375%-2.875%, maturing 5/31/19-11/15/26; total market value $3,060,575.(xx)	3,000,000	3,000,000
NBC Global Finance Ltd., 2.34%, dated 9/28/18, due 10/1/18, repurchase price $7,001,365, collateralized by various Common Stocks; total market value $7,788,586.(xx)	7,000,000	7,000,000
NBC Global Finance Ltd., 2.37%, dated 9/28/18, due 10/5/18, repurchase price $2,000,922, collateralized by various Common Stocks; total market value $2,225,488.(xx)	2,000,000	2,000,000
Societe Generale SA, 2.19%, dated 9/28/18, due 10/5/18, repurchase price $3,001,278, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-3.875%, maturing 11/8/18-8/15/45; total market value $3,060,002.(xx)	3,000,000	3,000,000

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

EQ/T. ROWE PRICE GROWTH STOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

	Principal Amount	Value (Note 1)
Societe Generale SA, 2.31%, dated 9/28/18, due 10/1/18, repurchase price $7,001,348, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.000%-4.250%, maturing 2/7/19-2/15/47; total market value $7,774,539.(xx)	$7,000,000	$7,000,000

Total Repurchase Agreements		40,041,956

Total Short-Term Investments (2.6%) (Cost $40,041,956)		40,041,956

Total Investments in Securities (102.1%) (Cost $907,985,315)		1,546,637,049
Other Assets Less Liabilities (-2.1%)		(31,790,163)

Net Assets (100%)		$1,514,846,886

*	Non-income producing.

(x)	All or a portion of security is on loan at September 30, 2018.

(xx)

At September 30, 2018, the Portfolio had loaned securities with a total value of $38,844,927. This was secured by cash collateral of $40,041,956 which was subsequently invested in joint repurchase agreements with a total value of $40,041,956, for which the Portfolio has a proportionate interest as reported in the Portfolio of Investments as Repurchase Agreements, and $4,117,912 collateralized by various U.S. Government Treasury Securities, ranging from 0.000% - 8.750%, maturing 10/4/18-11/15/46.

Glossary:

ADR — American Depositary Receipt

NYRS — New York Registry Shares

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2018:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$175,965,774	$32,487,827	$—	$208,453,601
Consumer Discretionary	389,049,551	—	—	389,049,551
Consumer Staples	21,349,532	—	—	21,349,532
Financials	84,597,040	—	—	84,597,040
Health Care	222,467,921	—	—	222,467,921
Industrials	135,857,373	—	—	135,857,373
Information Technology	392,301,518	—	—	392,301,518
Materials	8,855,487	—	—	8,855,487
Real Estate	18,626,956	—	—	18,626,956
Utilities	22,559,143	—	—	22,559,143
Convertible Bonds
Consumer Discretionary	—	2,476,971	—	2,476,971
Short-Term Investments
Repurchase Agreements	—	40,041,956	—	40,041,956

Total Assets	$1,471,630,295	$75,006,754	$—	$1,546,637,049

Total Liabilities	$—	$—	$—	$—

Total	$1,471,630,295	$75,006,754	$—	$1,546,637,049

There were no transfers between Levels 1, 2 or 3 during the nine months ended September 30, 2018.

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

EQ/T. ROWE PRICE GROWTH STOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

As of September 30, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$661,673,529
Aggregate gross unrealized depreciation	(23,871,043)

Net unrealized appreciation	$637,802,486

Federal income tax cost of investments in securities and derivative instruments, if applicable	$908,834,563

See Notes to Portfolio of Investments.

4

EQ ADVISORS TRUST

EQ/UBS GROWTH AND INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (7.5%)
Entertainment (3.6%)
Electronic Arts, Inc.*	7,415	$893,433
Take-Two Interactive Software, Inc.*	7,477	1,031,751
Walt Disney Co. (The)	16,733	1,956,757

		3,881,941

Interactive Media & Services (2.9%)
Facebook, Inc., Class A*	19,093	3,140,035

Wireless Telecommunication Services (1.0%)
T-Mobile USA, Inc.*	14,522	1,019,154

Total Communication Services		8,041,130

Consumer Discretionary (13.4%)
Auto Components (1.1%)
Aptiv plc	14,234	1,194,233

Distributors (1.3%)
LKQ Corp.*	43,139	1,366,212

Hotels, Restaurants & Leisure (1.4%)
Norwegian Cruise Line Holdings Ltd.*	25,593	1,469,806

Household Durables (1.5%)
Newell Brands, Inc.	80,806	1,640,362

Internet & Direct Marketing Retail (5.5%)
Amazon.com, Inc.*	2,491	4,989,473
Expedia Group, Inc.	7,135	930,975

		5,920,448

Specialty Retail (2.6%)
Michaels Cos., Inc. (The)*	71,790	1,165,151
TJX Cos., Inc. (The)	14,892	1,668,202

		2,833,353

Total Consumer Discretionary		14,424,414

Consumer Staples (5.7%)
Food & Staples Retailing (1.5%)
Walgreens Boots Alliance, Inc.	22,232	1,620,713

Food Products (1.3%)
Mondelez International, Inc., Class A	33,545	1,441,093

Tobacco (2.9%)
Philip Morris International, Inc.	38,315	3,124,205

Total Consumer Staples		6,186,011

Energy (4.2%)
Energy Equipment & Services (0.7%)
Halliburton Co.	19,264	780,770

Oil, Gas & Consumable Fuels (3.5%)
Concho Resources, Inc.*	9,760	1,490,840
Hess Corp.	31,480	2,253,338

		3,744,178

Total Energy		4,524,948

Financials (16.0%)
Banks (4.8%)
JPMorgan Chase & Co.	23,932	2,700,487
Wells Fargo & Co.	47,922	2,518,780

		5,219,267

Consumer Finance (4.9%)
American Express Co.	27,810	2,961,487
Synchrony Financial	73,883	2,296,283

		5,257,770

Diversified Financial Services (1.9%)
Voya Financial, Inc.	40,792	2,026,139

Insurance (4.4%)
Marsh & McLennan Cos., Inc.	36,970	3,058,159
MetLife, Inc.	37,274	1,741,441

		4,799,600

Total Financials		17,302,776

Health Care (13.3%)
Biotechnology (3.6%)
Alnylam Pharmaceuticals, Inc.*	8,365	732,105
Coherus Biosciences, Inc.*	22,008	363,132
Incyte Corp.*	21,293	1,470,921
Ironwood Pharmaceuticals, Inc.*	47,577	878,271
Lexicon Pharmaceuticals, Inc.(x)*	40,305	430,054

		3,874,483

Health Care Equipment & Supplies (0.4%)
LivaNova plc*	3,500	433,895

Health Care Providers & Services (3.6%)
Laboratory Corp. of America Holdings*	7,213	1,252,754
UnitedHealth Group, Inc.	10,067	2,678,225

		3,930,979

Life Sciences Tools & Services (1.2%)
Bio-Rad Laboratories, Inc., Class A*	4,180	1,308,298

Pharmaceuticals (4.5%)
Allergan plc	12,271	2,337,380
Johnson & Johnson	18,030	2,491,205

		4,828,585

Total Health Care		14,376,240

Industrials (13.3%)
Aerospace & Defense (1.6%)
Spirit AeroSystems Holdings, Inc., Class A	18,717	1,715,787

Airlines (1.7%)
Delta Air Lines, Inc.	32,164	1,860,044

Building Products (3.1%)
Allegion plc	21,300	1,929,141
Masco Corp.	37,698	1,379,747

		3,308,888

Commercial Services & Supplies (1.7%)
MSA Safety, Inc.	10,616	1,129,967
Stericycle, Inc.*	12,680	744,063

		1,874,030

Electrical Equipment (0.8%)
Sensata Technologies Holding plc*	16,357	810,489

Machinery (4.4%)
AGCO Corp.	23,575	1,433,124
Gardner Denver Holdings, Inc.*	84,645	2,398,840
Wabtec Corp.	9,051	949,269

		4,781,233

Total Industrials		14,350,471

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

EQ/UBS GROWTH AND INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Information Technology (19.9%)
Communications Equipment (0.8%)
Arista Networks, Inc.*	3,467	$921,737

Electronic Equipment, Instruments & Components (0.8%)
Jabil, Inc.	30,371	822,447

IT Services (4.5%)
GoDaddy, Inc., Class A*	11,370	948,144
Visa, Inc., Class A	16,164	2,426,055
Worldpay, Inc.*	15,064	1,525,531

		4,899,730

Semiconductors & Semiconductor Equipment (10.2%)
Broadcom, Inc.	5,407	1,334,069
Cirrus Logic, Inc.*	21,015	811,179
Lam Research Corp.	5,745	871,517
Marvell Technology Group Ltd.	86,827	1,675,761
Microchip Technology, Inc.	11,366	896,891
Micron Technology, Inc.*	40,727	1,842,082
NXP Semiconductors NV*	10,994	939,987
Skyworks Solutions, Inc.	10,154	921,069
Teradyne, Inc.	22,928	847,877
Universal Display Corp.(x)	7,102	837,326

		10,977,758

Software (2.1%)
salesforce.com, Inc.*	8,617	1,370,362
Ultimate Software Group, Inc. (The)*	2,834	913,086

		2,283,448

Technology Hardware, Storage & Peripherals (1.5%)
Western Digital Corp.	27,029	1,582,278

Total Information Technology		21,487,398

Materials (3.4%)
Chemicals (2.2%)
Ashland Global Holdings, Inc.	16,833	1,411,615
Eastman Chemical Co.	10,240	980,173

		2,391,788

Metals & Mining (1.2%)
Steel Dynamics, Inc.	27,456	1,240,737

Total Materials		3,632,525

Real Estate (2.2%)
Equity Real Estate Investment Trusts (REITs) (2.2%)
Simon Property Group, Inc. (REIT)	13,150	2,324,263

Total Real Estate		2,324,263

Total Common Stocks (98.9%) (Cost $84,846,656)		106,650,176

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Repurchase Agreements (0.2%)
Deutsche Bank Securities, Inc., 2.26%, dated 9/28/18, due 10/1/18, repurchase price $4,075, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 5/15/19-8/15/47; total market value $4,156.(xx)	$4,074	4,074
Natwest Markets Securities, Inc., 2.14%, dated 9/25/18, due 10/2/18, repurchase price $200,048, collateralized by various U.S. Government Treasury Securities, ranging from 1.375%-2.125%, maturing 10/31/20-11/15/26; total market value $204,073.(xx)	200,000	200,000

Total Repurchase Agreements		204,074

Total Short-Term Investments (0.2%) (Cost $204,074)		204,074

Total Investments in Securities (99.1%) (Cost $85,050,730)		106,854,250
Other Assets Less Liabilities (0.9%)		922,574

Net Assets (100%)		$107,776,824

*	Non-income producing.

(x)	All or a portion of security is on loan at September 30, 2018.

(xx)

At September 30, 2018, the Portfolio had loaned securities with a total value of $434,826. This was secured by cash collateral of $204,074 which was subsequently invested in joint repurchase agreements with a total value of $204,074, for which the Portfolio has a proportionate interest as reported in the Portfolio of Investments as Repurchase Agreements, and $242,364 collateralized by various U.S. Government Treasury Securities, ranging from 0.000% - 8.750%, maturing 10/4/18-11/15/46.

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

EQ/UBS GROWTH AND INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2018:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$8,041,130	$—	$—	$8,041,130
Consumer Discretionary	14,424,414	—	—	14,424,414
Consumer Staples	6,186,011	—	—	6,186,011
Energy	4,524,948	—	—	4,524,948
Financials	17,302,776	—	—	17,302,776
Health Care	14,376,240	—	—	14,376,240
Industrials	14,350,471	—	—	14,350,471
Information Technology	21,487,398	—	—	21,487,398
Materials	3,632,525	—	—	3,632,525
Real Estate	2,324,263	—	—	2,324,263
Short-Term Investments
Repurchase Agreements	—	204,074	—	204,074

Total Assets	$106,650,176	$204,074	$—	$106,854,250

Total Liabilities	$—	$—	$—	$—

Total	$106,650,176	$204,074	$—	$106,854,250

There were no transfers between Levels 1, 2 or 3 during the nine months ended September 30, 2018.

As of September 30, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$25,709,799
Aggregate gross unrealized depreciation	(3,903,810)

Net unrealized appreciation	$21,805,989

Federal income tax cost of investments in securities and derivative instruments, if applicable	$85,048,261

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (11.3%)
Diversified Telecommunication Services (0.1%)
AT&T, Inc.	19,699	$661,492
Cogent Communications Holdings, Inc.	3,800	212,040
Vonage Holdings Corp.*	16,100	227,976
Zayo Group Holdings, Inc.*	8,700	302,064

		1,403,572

Entertainment (1.8%)
Activision Blizzard, Inc.	44,800	3,726,912
Electronic Arts, Inc.*	19,095	2,300,757
Liberty Media Corp.-Liberty Braves, Class A*	1,645	44,876
Liberty Media Corp.-Liberty Braves, Class C*	3,300	89,925
Liberty Media Corp.-Liberty Formula One, Class A*	4,113	146,341
Liberty Media Corp.-Liberty Formula One, Class C*	8,251	306,854
Lions Gate Entertainment Corp., Class A(x)	2,200	53,658
Lions Gate Entertainment Corp., Class B	24,164	563,021
Live Nation Entertainment, Inc.*	5,900	321,373
Madison Square Garden Co. (The), Class A*	11,620	3,664,018
Take-Two Interactive Software, Inc.*	4,000	551,960
Viacom, Inc., Class B	13,324	449,818
Walt Disney Co. (The)	64,387	7,529,416
World Wrestling Entertainment, Inc., Class A	36,779	3,557,633

		23,306,562

Interactive Media & Services (7.2%)
Alphabet, Inc., Class A*	23,186	27,987,356
Alphabet, Inc., Class C*	21,335	25,462,682
Facebook, Inc., Class A*	156,142	25,679,113
IAC/InterActiveCorp*	5,400	1,170,288
Match Group, Inc.(x)*	98,900	5,727,299
Tencent Holdings Ltd. (ADR)	84,740	3,460,782
Twitter, Inc.*	186,354	5,303,635
XO Group, Inc.*	1,518	52,341
Yelp, Inc.*	3,800	186,960
Zillow Group, Inc., Class A*	2,900	128,180
Zillow Group, Inc., Class C(x)*	3,500	154,875

		95,313,511

Media (2.2%)
AMC Networks, Inc., Class A*	54,928	3,643,924
Cable One, Inc.	300	265,083
CBS Corp. (Non-Voting), Class B	33,980	1,952,151
Charter Communications, Inc., Class A*	12,513	4,077,736
Comcast Corp., Class A	228,042	8,074,966
Discovery, Inc., Class A*	78,311	2,505,952
Discovery, Inc., Class C*	27,953	826,850
GCI Liberty, Inc., Class A*	9,938	506,838
Liberty Broadband Corp., Class A*	11,190	943,653
Liberty Broadband Corp., Class C*	16,132	1,359,927
Liberty Global plc, Class A*	10,136	293,234
Liberty Global plc, Class C*	20,514	577,675
Liberty Latin America Ltd., Class A*	1,770	36,887
Liberty Latin America Ltd., Class C*	3,065	63,231
Liberty Media Corp.-Liberty SiriusXM, Class A*	16,452	714,675
Liberty Media Corp.-Liberty SiriusXM, Class C*	33,005	1,434,067
MSG Networks, Inc., Class A*	32,661	842,654
New York Times Co. (The), Class A	7,000	162,050
Omnicom Group, Inc.	6,526	443,899
Sirius XM Holdings, Inc.(x)	61,511	388,750

		29,114,202

Wireless Telecommunication Services (0.0%)
T-Mobile USA, Inc.*	8,100	568,458

Total Communication Services		149,706,305

Consumer Discretionary (16.4%)
Auto Components (0.3%)
Aptiv plc	49,630	4,163,957
Gentex Corp.	8,000	171,680
Lear Corp.	900	130,500
Tenneco, Inc.	2,500	105,350

		4,571,487

Automobiles (0.3%)
Tesla, Inc.(x)*	15,526	4,110,819
Thor Industries, Inc.	2,200	184,140

		4,294,959

Distributors (0.0%)
LKQ Corp.*	5,163	163,512
Pool Corp.	2,112	352,451

		515,963

Diversified Consumer Services (0.1%)
Bright Horizons Family Solutions, Inc.*	2,000	235,680
Grand Canyon Education, Inc.*	2,100	236,880
H&R Block, Inc.	7,800	200,850
Houghton Mifflin Harcourt Co.*	6,200	43,400
ServiceMaster Global Holdings, Inc.*	4,800	297,744
Weight Watchers International, Inc.(x)*	1,800	129,582

		1,144,136

Hotels, Restaurants & Leisure (1.7%)
Bloomin’ Brands, Inc.	6,400	126,656
Boyd Gaming Corp.(x)	5,100	172,635
Brinker International, Inc.(x)	2,800	130,844
Carnival Corp.	38,830	2,476,189
Chipotle Mexican Grill, Inc.*	1,186	539,061
Choice Hotels International, Inc.	2,332	194,256
Darden Restaurants, Inc.	2,700	300,213
Denny’s Corp.*	5,082	74,807
Domino’s Pizza, Inc.	1,808	532,998
Dunkin’ Brands Group, Inc.(x)	5,362	395,287
Extended Stay America, Inc.	3,000	60,690
Hilton Worldwide Holdings, Inc.	34,583	2,793,615
International Game Technology plc	7,600	150,100
Las Vegas Sands Corp.	25,837	1,532,909
Marriott International, Inc., Class A	31,603	4,172,545
Marriott Vacations Worldwide Corp.	955	106,721
McDonald’s Corp.	10,524	1,760,560
MGM Resorts International	5,000	139,550
Pinnacle Entertainment, Inc.*	2,068	69,671
Planet Fitness, Inc., Class A*	4,000	216,120
Restaurant Brands International, Inc.	17,500	1,037,400
Scientific Games Corp., Class A*	3,400	86,360
Six Flags Entertainment Corp.	3,500	244,370
Sonic Corp.	4,554	197,370
Starbucks Corp.	59,718	3,394,371
Texas Roadhouse, Inc.	2,900	200,941
Vail Resorts, Inc.	1,700	466,514
Wyndham Destinations, Inc.	4,832	209,516
Wyndham Hotels & Resorts, Inc.	4,832	268,514
Wynn Resorts Ltd.	4,058	515,609
Yum China Holdings, Inc.	4,662	163,683

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Yum! Brands, Inc.	4,162	$378,367

		23,108,442

Household Durables (0.1%)
DR Horton, Inc.	8,800	371,184
iRobot Corp.(x)*	990	108,821
Lennar Corp., Class A	6,600	308,154
NVR, Inc.*	98	242,138
PulteGroup, Inc.	6,400	158,528
Roku, Inc.*	4,000	292,120
Tempur Sealy International, Inc.(x)*	2,300	121,670
Toll Brothers, Inc.	5,000	165,150
TopBuild Corp.*	1,868	106,140

		1,873,905

Internet & Direct Marketing Retail (8.8%)
Alibaba Group Holding Ltd. (ADR)*	32,245	5,312,686
Amazon.com, Inc.*	34,741	69,586,222
Booking Holdings, Inc.*	4,864	9,650,176
eBay, Inc.*	8,900	293,878
Etsy, Inc.*	113,400	5,826,492
Expedia Group, Inc.	5,530	721,554
GrubHub, Inc.*	73,500	10,188,570
Liberty Expedia Holdings, Inc., Class A*	6,625	311,640
Liberty TripAdvisor Holdings, Inc., Class A*	7,620	113,157
Netflix, Inc.*	32,170	12,035,762
Nutrisystem, Inc.	1,650	61,133
Qurate Retail, Inc., Class A*	63,422	1,408,603
Stamps.com, Inc.*	726	164,221
TripAdvisor, Inc.*	4,944	252,490
Wayfair, Inc., Class A*	2,400	354,408

		116,280,992

Leisure Products (0.1%)
Brunswick Corp.	3,400	227,868
Hasbro, Inc.	4,339	456,115
Mattel, Inc.(x)*	10,800	169,560
Polaris Industries, Inc.	3,208	323,848

		1,177,391

Multiline Retail (0.9%)
Dollar General Corp.	34,053	3,721,993
Dollar Tree, Inc.*	2,209	180,144
Nordstrom, Inc.	7,374	441,039
Ollie’s Bargain Outlet Holdings, Inc.*	73,200	7,034,520

		11,377,696

Specialty Retail (3.1%)
Advance Auto Parts, Inc.	1,366	229,939
American Eagle Outfitters, Inc.	7,800	193,674
AutoZone, Inc.*	991	768,719
Best Buy Co., Inc.	2,700	214,272
Burlington Stores, Inc.*	2,900	472,468
CarMax, Inc.*	4,699	350,874
Five Below, Inc.*	66,400	8,635,984
Gap, Inc. (The)	5,900	170,215
Home Depot, Inc. (The)	71,713	14,855,348
L Brands, Inc.	7,577	229,583
Lowe’s Cos., Inc.	36,092	4,144,083
O’Reilly Automotive, Inc.*	4,096	1,422,623
Ross Stores, Inc.	37,422	3,708,520
Tiffany & Co.	1,400	180,558
TJX Cos., Inc. (The)	27,843	3,118,973
Tractor Supply Co.	6,228	566,001
Ulta Beauty, Inc.*	2,904	819,276
Urban Outfitters, Inc.*	4,100	167,690
Williams-Sonoma, Inc.(x)	4,290	281,939

		40,530,739

Textiles, Apparel & Luxury Goods (1.0%)
Carter’s, Inc.	2,244	221,258
Columbia Sportswear Co.	2,000	186,140
Deckers Outdoor Corp.*	1,848	219,136
Hanesbrands, Inc.(x)	21,648	398,973
Lululemon Athletica, Inc.*	5,200	844,948
Michael Kors Holdings Ltd.*	2,800	191,968
NIKE, Inc., Class B	100,700	8,531,303
Oxford Industries, Inc.	858	77,392
Skechers U.S.A., Inc., Class A*	6,400	178,752
Steven Madden Ltd.	3,294	174,253
Tapestry, Inc.	4,200	211,134
Under Armour, Inc., Class A(x)*	8,100	171,882
Under Armour, Inc., Class C*	8,524	165,877
VF Corp.	10,804	1,009,634
Wolverine World Wide, Inc.	5,800	226,490

		12,809,140

Total Consumer Discretionary		217,684,850

Consumer Staples (3.1%)
Beverages (1.2%)
Brown-Forman Corp., Class B	12,310	622,271
Coca-Cola Co. (The)	129,854	5,997,956
Constellation Brands, Inc., Class A	7,402	1,596,019
Keurig Dr Pepper, Inc.	8,627	199,888
Monster Beverage Corp.*	18,873	1,099,918
National Beverage Corp.(x)*	1,700	198,254
PepsiCo, Inc.	55,018	6,151,013

		15,865,319

Food & Staples Retailing (0.7%)
Costco Wholesale Corp.	31,851	7,481,162
Sysco Corp.	20,966	1,535,760

		9,016,922

Food Products (0.3%)
Campbell Soup Co.(x)	5,160	189,011
Conagra Brands, Inc.	62,520	2,123,805
General Mills, Inc.	4,194	180,006
Hershey Co. (The)	5,338	544,476
Kellogg Co.	5,459	382,239
Lancaster Colony Corp.	1,300	193,973
McCormick & Co., Inc. (Non-Voting)	1,804	237,677
Post Holdings, Inc.*	2,200	215,688

		4,066,875

Household Products (0.3%)
Church & Dwight Co., Inc.	12,276	728,826
Clorox Co. (The)	4,884	734,602
Colgate-Palmolive Co.	7,142	478,157
Energizer Holdings, Inc.	3,000	175,950
Kimberly-Clark Corp.	13,341	1,516,072

		3,633,607

Personal Products (0.1%)
Estee Lauder Cos., Inc. (The), Class A	9,682	1,406,988
Herbalife Nutrition Ltd.*	5,800	316,390
Nu Skin Enterprises, Inc., Class A	2,300	189,566

		1,912,944

Tobacco (0.5%)
Altria Group, Inc.	82,825	4,995,175
Philip Morris International, Inc.	21,040	1,715,602

		6,710,777

Total Consumer Staples		41,206,444

Energy (2.1%)
Energy Equipment & Services (0.6%)
Core Laboratories NV	29,432	3,409,109
Halliburton Co.	38,200	1,548,246
National Oilwell Varco, Inc.	41,986	1,808,757
Weatherford International plc(x)*	295,178	799,932

		7,566,044

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Oil, Gas & Consumable Fuels (1.5%)
Anadarko Petroleum Corp.	109,218	$7,362,386
Andeavor	22,700	3,484,450
Antero Resources Corp.*	8,200	145,222
Apache Corp.	3,600	171,612
Cabot Oil & Gas Corp.	19,534	439,906
Cheniere Energy, Inc.*	5,900	409,991
Concho Resources, Inc.*	1,728	263,952
Continental Resources, Inc.*	3,960	270,389
Delek US Holdings, Inc.	3,600	152,748
Diamondback Energy, Inc.	1,700	229,823
EOG Resources, Inc.	29,890	3,813,067
Kosmos Energy Ltd.*	22,700	212,245
Matador Resources Co.*	6,000	198,300
Newfield Exploration Co.*	68,680	1,980,044
ONEOK, Inc.	7,374	499,883
Parsley Energy, Inc., Class A*	6,700	195,975
Pioneer Natural Resources Co.	4,100	714,179

		20,544,172

Total Energy		28,110,216

Financials (4.0%)
Banks (0.9%)
Comerica, Inc.	2,000	180,400
East West Bancorp, Inc.	2,900	175,073
Home BancShares, Inc.	8,200	179,580
MB Financial, Inc.	3,800	175,218
Pinnacle Financial Partners, Inc.	2,800	168,420
Signature Bank	1,914	219,804
Sterling Bancorp	74,228	1,633,016
SVB Financial Group*	18,600	5,781,437
Synovus Financial Corp.	3,400	155,686
Texas Capital Bancshares, Inc.*	2,000	165,300
Wells Fargo & Co.	54,310	2,854,534
Western Alliance Bancorp*	3,700	210,493

		11,898,961

Capital Markets (1.8%)
Ameriprise Financial, Inc.	1,238	182,803
Cboe Global Markets, Inc.	4,828	463,295
Charles Schwab Corp. (The)	109,461	5,380,009
CME Group, Inc.	13,210	2,248,474
Cohen & Steers, Inc.	528	21,442
E*TRADE Financial Corp.*	2,900	151,931
Eaton Vance Corp.	6,607	347,264
Evercore, Inc., Class A	1,800	180,990
FactSet Research Systems, Inc.	2,376	531,535
Federated Investors, Inc., Class B	5,000	120,600
GAMCO Investors, Inc., Class A	132	3,091
Interactive Brokers Group, Inc., Class A	2,800	154,868
Intercontinental Exchange, Inc.	34,414	2,577,265
Lazard Ltd., Class A	4,800	231,024
LPL Financial Holdings, Inc.	3,900	251,589
MarketAxess Holdings, Inc.	1,700	303,433
Moody’s Corp.	7,297	1,220,058
Morgan Stanley	26,162	1,218,364
Morningstar, Inc.	2,000	251,800
MSCI, Inc.	3,869	686,399
Northern Trust Corp.	2,500	255,325
Pzena Investment Management, Inc., Class A	330	3,148
Raymond James Financial, Inc.	2,100	193,305
S&P Global, Inc.	21,259	4,153,797
SEI Investments Co.	7,193	439,492
State Street Corp.	1,800	150,804
T. Rowe Price Group, Inc.	9,644	1,052,932
TD Ameritrade Holding Corp.	33,303	1,759,397
Virtu Financial, Inc., Class A(x)	6,300	128,835

		24,663,269

Consumer Finance (0.3%)
American Express Co.	21,100	2,246,939
Capital One Financial Corp.	2,000	189,860
Credit Acceptance Corp.*	500	219,035
Discover Financial Services	7,000	535,150
FirstCash, Inc.	2,000	164,000
Green Dot Corp., Class A*	2,500	222,050
OneMain Holdings, Inc.*	5,500	184,855
Santander Consumer USA Holdings, Inc.	9,800	196,392
Synchrony Financial	11,500	357,420

		4,315,701

Diversified Financial Services (0.2%)
Berkshire Hathaway, Inc., Class B*	10,700	2,290,977
Voya Financial, Inc.	3,400	168,878

		2,459,855

Insurance (0.7%)
Alleghany Corp.	300	195,759
American International Group, Inc.	4,900	260,876
Aon plc	10,459	1,608,385
Brown & Brown, Inc.	6,700	198,119
Erie Indemnity Co., Class A	1,300	165,789
Everest Re Group Ltd.	800	182,776
Markel Corp.*	200	237,698
Marsh & McLennan Cos., Inc.	10,401	860,371
Primerica, Inc.	2,000	241,100
Progressive Corp. (The)	60,910	4,327,046
RenaissanceRe Holdings Ltd.	1,200	160,296
Travelers Cos., Inc. (The)	2,300	298,333

		8,736,548

Thrifts & Mortgage Finance (0.1%)
New York Community Bancorp, Inc.	74,245	769,921

Total Financials		52,844,255

Health Care (19.2%)
Biotechnology (7.2%)
AbbVie, Inc.	67,179	6,353,790
ACADIA Pharmaceuticals, Inc.(x)*	5,600	116,256
Acceleron Pharma, Inc.(x)*	3,900	223,197
Aduro Biotech, Inc.*	1,272	9,349
Agios Pharmaceuticals, Inc.*	12,071	930,916
Alexion Pharmaceuticals, Inc.*	16,262	2,260,581
Alkermes plc*	5,610	238,088
Alnylam Pharmaceuticals, Inc.*	2,838	248,382
Amgen, Inc.	64,001	13,266,767
Amicus Therapeutics, Inc.*	11,000	132,990
Arena Pharmaceuticals, Inc.*	4,400	202,488
Array BioPharma, Inc.*	9,400	142,880
Biogen, Inc.*	42,331	14,955,966
BioMarin Pharmaceutical, Inc.*	7,238	701,869
Bluebird Bio, Inc.*	1,100	160,600
Blueprint Medicines Corp.*	2,700	210,762
Celgene Corp.*	61,942	5,543,190
Clovis Oncology, Inc.(x)*	5,800	170,346
Emergent BioSolutions, Inc.*	5,018	330,335
Enanta Pharmaceuticals, Inc.*	1,600	136,736
Exact Sciences Corp.*	4,800	378,816
Exelixis, Inc.*	12,700	225,044
FibroGen, Inc.*	3,200	194,400
Genomic Health, Inc.*	726	50,980
Gilead Sciences, Inc.	42,183	3,256,949
Global Blood Therapeutics, Inc.(x)*	4,400	167,200
Heron Therapeutics, Inc.*	6,100	193,065
ImmunoGen, Inc.*	17,169	162,590
Immunomedics, Inc.(x)*	10,898	227,005
Incyte Corp.*	7,092	489,915
Insmed, Inc.*	6,600	133,452
Insys Therapeutics, Inc.(x)*	4,000	40,320

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Intercept Pharmaceuticals, Inc.(x)*	3,200	$404,352
Intrexon Corp.(x)*	6,100	105,042
Ionis Pharmaceuticals, Inc.*	37,882	1,953,954
Ironwood Pharmaceuticals, Inc.*	8,500	156,910
Ligand Pharmaceuticals, Inc.*	29,413	8,073,574
Loxo Oncology, Inc.*	1,100	187,913
Madrigal Pharmaceuticals, Inc.(x)*	600	128,478
Momenta Pharmaceuticals, Inc.*	2,970	78,111
Myriad Genetics, Inc.*	4,800	220,800
Neurocrine Biosciences, Inc.*	68,546	8,427,731
Novavax, Inc.(x)*	19,802	37,228
Portola Pharmaceuticals, Inc.(x)*	4,400	117,172
Progenics Pharmaceuticals, Inc.(x)*	1,452	9,104
ProQR Therapeutics NV(x)*	3,653	70,686
Puma Biotechnology, Inc.*	4,600	210,910
Radius Health, Inc.*	2,600	46,280
Regeneron Pharmaceuticals, Inc.*	3,632	1,467,473
REGENXBIO, Inc.*	2,500	188,750
Sage Therapeutics, Inc.*	2,000	282,500
Sangamo Therapeutics, Inc.(x)*	1,980	33,561
Sarepta Therapeutics, Inc.*	2,300	371,473
Seattle Genetics, Inc.*	4,700	362,464
Spark Therapeutics, Inc.(x)*	3,448	188,088
Spectrum Pharmaceuticals, Inc.*	8,700	146,160
TESARO, Inc.(x)*	4,000	156,040
Ultragenyx Pharmaceutical, Inc.*	5,950	454,223
Vertex Pharmaceuticals, Inc.*	105,820	20,395,747
Xencor, Inc.*	4,700	183,159
ZIOPHARM Oncology, Inc.(x)*	859	2,749

		96,315,856

Health Care Equipment & Supplies (4.2%)
ABIOMED, Inc.*	17,948	8,072,113
Accuray, Inc.*	2,250	10,125
Align Technology, Inc.*	21,520	8,419,054
Atrion Corp.	66	45,857
Baxter International, Inc.	2,800	215,852
Becton Dickinson and Co.	14,810	3,865,410
Boston Scientific Corp.*	46,300	1,782,550
Cantel Medical Corp.	1,600	147,296
Cooper Cos., Inc. (The)	12,148	3,366,818
DexCom, Inc.*	4,000	572,160
Edwards Lifesciences Corp.*	8,822	1,535,910
Endologix, Inc.*	3,894	7,438
Globus Medical, Inc., Class A*	5,000	283,800
Haemonetics Corp.*	2,000	229,160
Hill-Rom Holdings, Inc.	3,400	320,960
ICU Medical, Inc.*	1,000	282,750
IDEXX Laboratories, Inc.*	4,400	1,098,504
Inogen, Inc.*	1,000	244,120
Insulet Corp.*	2,376	251,737
Integra LifeSciences Holdings Corp.*	2,900	191,023
Intuitive Surgical, Inc.*	20,877	11,983,398
LivaNova plc*	1,800	223,146
Masimo Corp.*	1,800	224,172
Medtronic plc	30,469	2,997,236
Merit Medical Systems, Inc.*	3,700	227,365
Natus Medical, Inc.*	1,452	51,764
Neogen Corp.*	2,200	157,366
Nevro Corp.*	2,200	125,400
Novocure Ltd.*	6,000	314,400
NuVasive, Inc.*	2,100	149,058
Penumbra, Inc.*	1,200	179,640
Quidel Corp.*	1,518	98,928
ResMed, Inc.	6,279	724,220
Stryker Corp.	34,665	6,159,277
Teleflex, Inc.	700	186,263
Varex Imaging Corp.*	2,194	62,880
Varian Medical Systems, Inc.*	3,886	434,960
West Pharmaceutical Services, Inc.	3,200	395,104
Wright Medical Group NV*	13,205	383,209

		56,020,423

Health Care Providers & Services (4.1%)
Aetna, Inc.	5,222	1,059,283
Amedisys, Inc.*	2,100	262,416
AmerisourceBergen Corp.	8,181	754,452
AMN Healthcare Services, Inc.*	3,100	169,570
Anthem, Inc.	7,694	2,108,541
Centene Corp.*	15,609	2,259,871
Chemed Corp.	900	287,622
Cigna Corp.	25,000	5,206,250
CorVel Corp.*	924	55,671
DaVita, Inc.*	3,100	222,053
Encompass Health Corp.	4,092	318,971
Envision Healthcare Corp.*	4,200	192,066
Express Scripts Holding Co.*	2,609	247,881
HCA Healthcare, Inc.	27,778	3,864,475
HealthEquity, Inc.*	3,200	302,112
Henry Schein, Inc.*	2,578	219,207
Humana, Inc.	8,687	2,940,723
Laboratory Corp. of America Holdings*	1,000	173,680
LHC Group, Inc.*	2,200	226,578
McKesson Corp.	1,043	138,354
Molina Healthcare, Inc.*	2,400	356,880
Premier, Inc., Class A*	5,600	256,368
Select Medical Holdings Corp.*	7,500	138,000
Tenet Healthcare Corp.*	5,197	147,907
UnitedHealth Group, Inc.	118,442	31,510,310
WellCare Health Plans, Inc.*	4,254	1,363,364

		54,782,605

Health Care Technology (0.2%)
Allscripts Healthcare Solutions, Inc.*	15,000	213,750
athenahealth, Inc.*	1,606	214,562
Cerner Corp.*	6,211	400,051
Computer Programs & Systems, Inc.(x)	858	23,037
HMS Holdings Corp.*	3,960	129,928
Inovalon Holdings, Inc., Class A(x)*	4,500	45,225
Medidata Solutions, Inc.*	2,300	168,613
Omnicell, Inc.*	1,650	118,635
Teladoc Health, Inc.(x)*	3,000	259,050
Veeva Systems, Inc., Class A*	4,900	533,462

		2,106,313

Life Sciences Tools & Services (1.5%)
Bio-Techne Corp.	1,700	346,987
Bruker Corp.	6,200	207,390
Charles River Laboratories International, Inc.*	2,200	295,988
Illumina, Inc.*	28,872	10,597,757
Luminex Corp.	3,300	100,023
Mettler-Toledo International, Inc.*	6,640	4,043,627
PRA Health Sciences, Inc.*	2,100	231,399
Syneos Health, Inc.*	2,800	144,340
Thermo Fisher Scientific, Inc.	11,580	2,826,446
Waters Corp.*	3,290	640,497

		19,434,454

Pharmaceuticals (2.0%)
Aerie Pharmaceuticals, Inc.*	2,800	172,340
Akorn, Inc.*	5,500	71,390
Allergan plc	38,399	7,314,241
Amneal Pharmaceuticals, Inc.*	10,300	228,557
Assertio Therapeutics, Inc.*	2,706	15,911
Bausch Health Cos., Inc.*	19,922	511,398
Bristol-Myers Squibb Co.	72,164	4,479,940
Catalent, Inc.*	5,400	245,970

See Notes to Portfolio of Investments.

4

EQ ADVISORS TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Eli Lilly & Co.	26,000	$2,790,060
Endo International plc*	17,500	294,525
Horizon Pharma plc*	10,500	205,590
Innoviva, Inc.*	3,432	52,304
Jazz Pharmaceuticals plc*	15,366	2,583,486
Johnson & Johnson	21,157	2,923,263
Medicines Co. (The)(x)*	2,772	82,911
Merck & Co., Inc.	26,741	1,897,007
Nektar Therapeutics*	6,200	377,952
Supernus Pharmaceuticals, Inc.*	3,200	161,120
Zoetis, Inc.	20,947	1,917,907

		26,325,872

Total Health Care		254,985,523

Industrials (9.5%)
Aerospace & Defense (3.2%)
Axon Enterprise, Inc.*	3,366	230,335
Boeing Co. (The)	62,295	23,167,510
BWX Technologies, Inc.	4,300	268,922
Curtiss-Wright Corp.	1,400	192,388
General Dynamics Corp.	4,700	962,184
Harris Corp.	5,200	879,892
HEICO Corp.	1,547	143,268
HEICO Corp., Class A	3,320	250,660
Hexcel Corp.	2,600	174,330
Huntington Ingalls Industries, Inc.	1,544	395,388
L3 Technologies, Inc.	18,606	3,956,008
Lockheed Martin Corp.	9,930	3,435,383
Moog, Inc., Class A	500	42,985
Northrop Grumman Corp.	12,700	4,030,598
Raytheon Co.	12,600	2,603,916
Rockwell Collins, Inc.	1,347	189,213
Spirit AeroSystems Holdings, Inc., Class A	13,499	1,237,453
Textron, Inc.	2,800	200,116
TransDigm Group, Inc.*	2,291	852,939

		43,213,488

Air Freight & Logistics (0.6%)
CH Robinson Worldwide, Inc.	5,729	560,984
Expeditors International of Washington, Inc.	7,654	562,799
FedEx Corp.	10,700	2,576,453
United Parcel Service, Inc., Class B	29,839	3,483,703
XPO Logistics, Inc.*	5,200	593,684

		7,777,623

Airlines (0.1%)
Delta Air Lines, Inc.	7,100	410,593
Southwest Airlines Co.	16,500	1,030,425

		1,441,018

Building Products (0.4%)
AAON, Inc.	2,449	92,572
Allegion plc	4,745	429,755
AO Smith Corp.	7,000	373,590
Armstrong World Industries, Inc.*	2,900	201,840
Fortune Brands Home & Security, Inc.	3,300	172,788
JELD-WEN Holding, Inc.*	4,700	115,902
Johnson Controls International plc	80,303	2,810,605
Lennox International, Inc.	2,244	490,090
Masco Corp.	9,912	362,779
Simpson Manufacturing Co., Inc.	3,000	217,380
Trex Co., Inc.*	2,800	215,544

		5,482,845

Commercial Services & Supplies (0.5%)
Brink’s Co. (The)	2,300	160,425
Cimpress NV*	1,300	177,593
Cintas Corp.	4,472	884,606
Copart, Inc.*	9,030	465,316
Deluxe Corp.	2,310	131,531
Healthcare Services Group, Inc.(x)	4,400	178,728
Interface, Inc.	2,838	66,267
KAR Auction Services, Inc.	6,300	376,047
Knoll, Inc.	3,960	92,862
Republic Services, Inc.	2,700	196,182
Rollins, Inc.	4,700	285,243
Tetra Tech, Inc.	3,200	218,560
UniFirst Corp.	1,000	173,650
US Ecology, Inc.	858	63,278
Waste Connections, Inc.	15,537	1,239,386
Waste Management, Inc.	16,800	1,518,049

		6,227,723

Construction & Engineering (0.2%)
Dycom Industries, Inc.*	1,700	143,820
EMCOR Group, Inc.	2,200	165,242
Fluor Corp.	39,712	2,307,267
MasTec, Inc.(x)*	3,800	169,670
Quanta Services, Inc.*	5,000	166,900

		2,952,899

Electrical Equipment (0.5%)
AMETEK, Inc.(x)	42,640	3,373,676
Emerson Electric Co.	19,494	1,492,851
EnerSys	2,200	191,686
Generac Holdings, Inc.*	2,700	152,307
Hubbell, Inc.	1,600	213,712
nVent Electric plc	12,916	350,799
Rockwell Automation, Inc.	5,634	1,056,488
Sensata Technologies Holding plc*	3,900	193,245

		7,024,764

Industrial Conglomerates (0.7%)
3M Co.	21,090	4,443,874
Honeywell International, Inc.	26,926	4,480,486
Roper Technologies, Inc.	833	246,743

		9,171,103

Machinery (1.7%)
Allison Transmission Holdings, Inc.	5,900	306,859
Barnes Group, Inc.	2,900	205,987
Caterpillar, Inc.	23,300	3,553,017
Cummins, Inc.	2,300	335,961
Deere & Co.	14,037	2,110,182
Donaldson Co., Inc.	5,111	297,767
Fortive Corp.(x)	21,821	1,837,328
Gardner Denver Holdings, Inc.*	5,500	155,870
Graco, Inc.	9,126	422,899
Hillenbrand, Inc.	3,949	206,533
IDEX Corp.	3,696	556,839
Illinois Tool Works, Inc.	34,289	4,838,864
Ingersoll-Rand plc	36,240	3,707,352
Kennametal, Inc.	5,000	217,800
Lincoln Electric Holdings, Inc.(x)	2,600	242,944
Navistar International Corp.*	4,800	184,800
Nordson Corp.	3,247	451,008
Omega Flex, Inc.	98	6,974
Parker-Hannifin Corp.	1,100	202,323
Pentair plc	12,916	559,909
Proto Labs, Inc.*	1,400	226,450
RBC Bearings, Inc.*	1,400	210,504
Rexnord Corp.*	6,200	190,960
Toro Co. (The)	5,544	332,474
WABCO Holdings, Inc.*	3,036	358,066
Wabtec Corp.	1,888	198,013
Welbilt, Inc.*	8,200	171,216
Woodward, Inc.	2,368	191,476
Xylem, Inc.	4,300	343,441

		22,623,816

Professional Services (0.3%)
ASGN, Inc.*	2,300	181,539

See Notes to Portfolio of Investments.

5

EQ ADVISORS TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
CoStar Group, Inc.*	1,642	$691,019
Dun & Bradstreet Corp. (The)	1,200	171,012
Equifax, Inc.	1,416	184,887
Exponent, Inc.	2,352	126,067
Insperity, Inc.	1,900	224,105
Korn/Ferry International	2,900	142,796
Robert Half International, Inc.	5,619	395,465
TransUnion	8,000	588,640
TriNet Group, Inc.*	3,300	185,856
Verisk Analytics, Inc.*	6,368	767,663
WageWorks, Inc.*	2,500	106,875

		3,765,924

Road & Rail (1.0%)
Avis Budget Group, Inc.*	4,374	140,580
CSX Corp.	17,100	1,266,255
Genesee & Wyoming, Inc., Class A*	2,300	209,277
JB Hunt Transport Services, Inc.	3,597	427,827
Kansas City Southern	7,156	810,632
Landstar System, Inc.	1,800	219,600
Old Dominion Freight Line, Inc.	2,900	467,654
Schneider National, Inc., Class B	6,400	159,872
Union Pacific Corp.	55,594	9,052,371

		12,754,068

Trading Companies & Distributors (0.3%)
Air Lease Corp.	4,400	201,872
Applied Industrial Technologies, Inc.	2,600	203,450
Beacon Roofing Supply, Inc.*	3,400	123,046
Fastenal Co.	15,052	873,317
Kaman Corp.	185	12,354
MSC Industrial Direct Co., Inc., Class A	2,000	176,220
NOW, Inc.*	7,418	122,768
SiteOne Landscape Supply, Inc.*	2,000	150,680
United Rentals, Inc.*	4,356	712,642
Univar, Inc.*	5,600	171,696
Watsco, Inc.	1,200	213,720
WW Grainger, Inc.	2,407	860,286

		3,822,051

Total Industrials		126,257,322

Information Technology (30.2%)
Communications Equipment (1.1%)
Arista Networks, Inc.*	21,200	5,636,232
ARRIS International plc*	22,652	588,725
F5 Networks, Inc.*	3,088	615,809
Lumentum Holdings, Inc.(x)*	2,700	161,865
Palo Alto Networks, Inc.*	34,900	7,861,574
Plantronics, Inc.	2,400	144,720
Ubiquiti Networks, Inc.(x)	2,300	227,378

		15,236,303

Electronic Equipment, Instruments & Components (0.7%)
Amphenol Corp., Class A	12,894	1,212,294
Badger Meter, Inc.	2,376	125,809
CDW Corp.	6,100	542,412
Cognex Corp.	7,604	424,455
Coherent, Inc.*	1,100	189,409
Dolby Laboratories, Inc., Class A	14,546	1,017,784
FLIR Systems, Inc.	3,400	208,998
II-VI, Inc.*	4,000	189,200
IPG Photonics Corp.*	1,300	202,891
Littelfuse, Inc.	1,100	217,679
National Instruments Corp.	4,200	202,986
TE Connectivity Ltd.	47,601	4,185,556
Zebra Technologies Corp., Class A*	2,500	442,075

		9,161,548

IT Services (7.1%)
Accenture plc, Class A	28,144	4,790,109
Acxiom Holdings, Inc.*	4,800	237,168
Akamai Technologies, Inc.*	6,800	497,420
Alliance Data Systems Corp.	2,165	511,286
Automatic Data Processing, Inc.	19,387	2,920,845
Black Knight, Inc.*	5,800	301,310
Booz Allen Hamilton Holding Corp.	5,200	258,076
Broadridge Financial Solutions, Inc.	5,559	733,510
Cardtronics plc, Class A*	660	20,882
Cass Information Systems, Inc.	438	28,523
Cognizant Technology Solutions Corp., Class A	25,334	1,954,518
CoreLogic, Inc.*	3,900	192,699
EPAM Systems, Inc.*	2,300	316,710
ExlService Holdings, Inc.*	792	52,430
Fidelity National Information Services, Inc.	6,536	712,882
First Data Corp., Class A*	21,000	513,870
Fiserv, Inc.*	19,200	1,581,696
FleetCor Technologies, Inc.*	4,106	935,511
Gartner, Inc.*	3,711	588,194
Genpact Ltd.	6,534	200,006
Global Payments, Inc.	19,996	2,547,490
GoDaddy, Inc., Class A*	6,500	542,035
Hackett Group, Inc. (The)	2,178	43,887
International Business Machines Corp.	28,849	4,362,257
Jack Henry & Associates, Inc.	3,828	612,786
Mastercard, Inc., Class A	57,650	12,833,467
MAXIMUS, Inc.	3,000	195,180
NIC, Inc.	992	14,682
Okta, Inc.*	3,700	260,332
Paychex, Inc.	13,973	1,029,111
PayPal Holdings, Inc.*	168,405	14,792,695
Sabre Corp.	9,500	247,760
Science Applications International Corp.	1,800	145,080
Square, Inc., Class A*	97,300	9,633,673
Switch, Inc., Class A(x)	15,433	166,676
Teradata Corp.*	4,300	162,153
Total System Services, Inc.	8,002	790,117
Travelport Worldwide Ltd.	9,700	163,639
Twilio, Inc., Class A*	3,200	276,096
VeriSign, Inc.*	4,732	757,688
Visa, Inc., Class A	174,046	26,122,565
Western Union Co. (The)	8,887	169,386
WEX, Inc.*	1,800	361,368
Worldpay, Inc.*	2,180	220,769

		93,798,537

Semiconductors & Semiconductor Equipment (4.1%)
Advanced Energy Industries, Inc.*	2,400	123,960
Advanced Micro Devices, Inc.*	36,300	1,121,307
Analog Devices, Inc.	2,591	239,564
Applied Materials, Inc.	102,840	3,974,766
ASML Holding NV (Registered) (NYRS)	3,259	612,757
Broadcom, Inc.	37,881	9,346,379
Brooks Automation, Inc.	5,400	189,162
Cirrus Logic, Inc.*	3,800	146,680
Cree, Inc.*	74,740	2,830,404
Cypress Semiconductor Corp.	11,200	162,288
Entegris, Inc.	7,000	202,650
Integrated Device Technology, Inc.*	7,100	333,771
Intel Corp.	43,617	2,062,648
KLA-Tencor Corp.	7,500	762,825
Lam Research Corp.	7,100	1,077,070
Marvell Technology Group Ltd.	5,221	100,765
Maxim Integrated Products, Inc.	27,338	1,541,590
Microchip Technology, Inc.	10,248	808,670
Micron Technology, Inc.*	67,460	3,051,216

See Notes to Portfolio of Investments.

6

EQ ADVISORS TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
MKS Instruments, Inc.	2,400	$192,360
Monolithic Power Systems, Inc.	1,700	213,401
NVE Corp.	164	17,364
NVIDIA Corp.	59,800	16,804,997
NXP Semiconductors NV*	18,380	1,571,490
ON Semiconductor Corp.*	17,300	318,839
Power Integrations, Inc.	1,848	116,794
Semtech Corp.*	3,234	179,810
Silicon Laboratories, Inc.*	2,000	183,600
Skyworks Solutions, Inc.	5,595	507,522
Texas Instruments, Inc.	42,881	4,600,702
Universal Display Corp.(x)	1,518	178,972
Versum Materials, Inc.	4,100	147,641
Xilinx, Inc.	10,377	831,924

		54,553,888

Software (11.7%)
2U, Inc.*	2,000	150,380
8x8, Inc.*	6,300	133,875
ACI Worldwide, Inc.*	7,000	196,980
Adobe Systems, Inc.*	33,660	9,086,517
American Software, Inc., Class A	192	2,329
ANSYS, Inc.*	3,800	709,384
Aspen Technology, Inc.*	3,800	432,858
Atlassian Corp. plc, Class A*	92,400	8,883,336
Autodesk, Inc.*	49,458	7,720,888
Blackbaud, Inc.	1,300	131,924
Blackline, Inc.*	4,200	237,174
Box, Inc., Class A*	6,500	155,415
Cadence Design Systems, Inc.*	12,605	571,259
CDK Global, Inc.	5,395	337,511
Ceridian HCM Holding, Inc.(x)*	5,100	214,353
Citrix Systems, Inc.*	37,052	4,118,700
CommVault Systems, Inc.*	2,600	182,000
Coupa Software, Inc.*	79,200	6,264,720
Dell Technologies, Inc., Class V*	2,100	203,952
DocuSign, Inc.(x)*	3,000	157,710
Ebix, Inc.(x)	2,400	189,960
Ellie Mae, Inc.*	1,500	142,155
Envestnet, Inc.*	3,300	201,135
Fair Isaac Corp.*	1,400	319,970
FireEye, Inc.(x)*	11,100	188,700
Fortinet, Inc.*	5,610	517,635
Guidewire Software, Inc.*	3,500	353,535
HubSpot, Inc.*	1,600	241,520
Intuit, Inc.	23,636	5,374,826
j2 Global, Inc.	2,200	182,270
LivePerson, Inc.*	630	16,349
LogMeIn, Inc.	7,875	701,663
Manhattan Associates, Inc.*	3,500	191,100
Microsoft Corp.#	459,711	52,577,146
New Relic, Inc.*	1,900	179,037
NextGen Healthcare Information Systems LLC*	2,508	50,361
Nuance Communications, Inc.*	63,492	1,099,681
Nutanix, Inc., Class A*	4,600	196,512
OneSpan, Inc.*	1,452	27,661
Oracle Corp.	13,284	684,923
Paycom Software, Inc.*	2,200	341,902
Pegasystems, Inc.	2,508	157,001
Pluralsight, Inc., Class A*	854	27,328
Proofpoint, Inc.*	1,800	191,394
PTC, Inc.*	5,000	530,950
Q2 Holdings, Inc.*	3,200	193,760
Qualys, Inc.*	2,000	178,200
RealPage, Inc.*	3,200	210,880
Red Hat, Inc.*	24,546	3,345,129
RingCentral, Inc., Class A*	2,700	251,235
salesforce.com, Inc.*	76,851	12,221,615
ServiceNow, Inc.*	73,250	14,329,898
Splunk, Inc.*	72,034	8,709,631
SS&C Technologies Holdings, Inc.	7,128	405,084
Synopsys, Inc.*	2,200	216,942
Tableau Software, Inc., Class A*	3,000	335,220
Trade Desk, Inc. (The), Class A(x)*	2,000	301,820
Tyler Technologies, Inc.*	2,046	501,393
Ultimate Software Group, Inc. (The)*	1,254	404,026
VMware, Inc., Class A*	15,701	2,450,298
Workday, Inc., Class A*	12,892	1,881,974
Zendesk, Inc.*	71,000	5,041,000
Zix Corp.*	6,336	35,165
Zscaler, Inc.(x)*	5,000	203,900

		155,793,149

Technology Hardware, Storage & Peripherals (5.5%)
3D Systems Corp.(x)*	4,422	83,576
Apple, Inc.	274,530	61,972,402
NCR Corp.*	5,700	161,937
NetApp, Inc.	11,700	1,004,913
Pure Storage, Inc., Class A*	7,800	202,410
Seagate Technology plc	148,616	7,036,968
Western Digital Corp.	48,711	2,851,542

		73,313,748

Total Information Technology		401,857,173

Materials (1.3%)
Chemicals (0.7%)
Axalta Coating Systems Ltd.*	7,500	218,700
Celanese Corp.	22,543	2,569,903
Chemours Co. (The)	6,598	260,225
Ecolab, Inc.	5,040	790,171
FMC Corp.	2,421	211,063
Ingevity Corp.*	2,200	224,136
International Flavors & Fragrances, Inc.	1,524	212,019
LyondellBasell Industries NV, Class A	7,051	722,798
NewMarket Corp.	462	187,346
PolyOne Corp.	4,686	204,872
PPG Industries, Inc.	1,784	194,688
Praxair, Inc.	11,193	1,799,051
RPM International, Inc.	5,478	355,741
Scotts Miracle-Gro Co. (The)	2,400	188,952
Sherwin-Williams Co. (The)	3,706	1,687,008
Westlake Chemical Corp.	2,600	216,086
WR Grace & Co.	3,000	214,380

		10,257,139

Construction Materials (0.1%)
Eagle Materials, Inc.	2,161	184,204
Martin Marietta Materials, Inc.	2,606	474,162
Vulcan Materials Co.	5,700	633,839

		1,292,205

Containers & Packaging (0.2%)
Avery Dennison Corp.	3,900	422,565
Berry Global Group, Inc.*	5,500	266,145
Crown Holdings, Inc.(x)*	6,200	297,600
Graphic Packaging Holding Co.	15,179	212,658
International Paper Co.	3,500	172,025
Packaging Corp. of America	4,356	477,809
Sealed Air Corp.	4,345	174,452

		2,023,254

Metals & Mining (0.3%)
Freeport-McMoRan, Inc.	130,753	1,820,081
Nucor Corp.	20,086	1,274,457
Royal Gold, Inc.	2,200	169,532
Steel Dynamics, Inc.	6,000	271,140

		3,535,210

See Notes to Portfolio of Investments.

7

EQ ADVISORS TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Paper & Forest Products (0.0%)
Louisiana-Pacific Corp.	7,000	$185,430

Total Materials		17,293,238

Real Estate (1.1%)
Equity Real Estate Investment Trusts (REITs) (1.1%)
Alexandria Real Estate Equities, Inc. (REIT)	1,500	188,685
American Tower Corp. (REIT)	19,167	2,784,965
CoreSite Realty Corp. (REIT)	1,500	166,710
Crown Castle International Corp. (REIT)	27,396	3,049,997
Equinix, Inc. (REIT)	3,407	1,474,856
Equity LifeStyle Properties, Inc. (REIT)	3,808	367,282
Extra Space Storage, Inc. (REIT)	5,700	493,848
First Industrial Realty Trust, Inc. (REIT)	5,600	175,840
Gaming and Leisure Properties, Inc. (REIT)	8,557	301,634
Hudson Pacific Properties, Inc. (REIT)	5,300	173,416
Lamar Advertising Co. (REIT), Class A	3,498	272,144
Life Storage, Inc. (REIT)	1,900	180,804
Omega Healthcare Investors, Inc. (REIT)(x)	6,000	196,620
Public Storage (REIT)	6,819	1,374,915
SBA Communications Corp. (REIT)*	5,266	845,878
Simon Property Group, Inc. (REIT)	12,362	2,184,984
Taubman Centers, Inc. (REIT)	2,886	172,669

		14,405,247

Real Estate Management & Development (0.0%)
CBRE Group, Inc., Class A*	5,669	250,003
Howard Hughes Corp. (The)*	1,400	173,908

		423,911

Total Real Estate		14,829,158

Utilities (0.1%)
Gas Utilities (0.0%)
New Jersey Resources Corp.	4,300	198,230

Multi-Utilities (0.1%)
Sempra Energy	9,551	1,086,426

Water Utilities (0.0%)
American Water Works Co., Inc.	7,434	653,969

Total Utilities		1,938,625

Total Common Stocks (98.3%) (Cost $628,262,169)		1,306,713,109

	Number of Rights	Value (Note 1)
RIGHTS:
Health Care (0.0%)
Health Care Equipment & Supplies (0.0%)
Wright Medical Group NV, CVR* (Cost $—)	22,047	30,866

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Company (0.7%)
JPMorgan Prime Money Market Fund, IM Shares	9,156,605	9,159,352

	Principal Amount	Value (Note 1)
Repurchase Agreements (1.0%)
Citigroup Global Markets, Inc., 2.44%, dated 9/28/18, due 10/5/18, repurchase price $4,001,898, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 1.625%-2.250%, maturing 11/30/19-11/15/27; total market value $4,217,144.(xx)	$4,000,000	4,000,000
Deutsche Bank Securities, Inc., 2.26%, dated 9/28/18, due 10/1/18, repurchase price $958,992, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 5/15/19-8/15/47; total market value $977,987.(xx)	958,811	958,811
ING Bank NV, 2.42%, dated 9/28/18, due 10/1/18, repurchase price $900,182, collateralized by various Common Stocks; total market value $1,000,121.(xx)	900,000	900,000
Natwest Markets Securities, Inc., 2.14%, dated 9/25/18, due 10/2/18, repurchase price $2,000,476, collateralized by various U.S. Government Treasury Securities, ranging from 1.375%-2.125%, maturing 10/31/20-11/15/26; total market value $2,040,728.(xx)	2,000,000	2,000,000
Natwest Markets Securities, Inc., 2.19%, dated 9/28/18, due 10/5/18, repurchase price $2,000,852, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-3.375%, maturing 2/15/19-5/15/44; total market value $2,040,373.(xx)	2,000,000	2,000,000
Natwest Markets Securities, Inc., 2.25%, dated 9/28/18, due 10/1/18, repurchase price $2,000,375, collateralized by various U.S. Government Treasury Securities, ranging from 1.375%-2.875%, maturing 5/31/19-11/15/26; total market value $2,040,383.(xx)	2,000,000	2,000,000
Societe Generale SA, 2.19%, dated 9/28/18, due 10/5/18, repurchase price $2,000,852, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.125%, maturing 11/8/18-11/15/45; total market value $2,040,000.(xx)	2,000,000	2,000,000

Total Repurchase Agreements		13,858,811

Total Short-Term Investments (1.7%) (Cost $23,017,623)		23,018,163

Total Investments in Securities (100.0%) (Cost $651,279,792)		1,329,762,138
Other Assets Less Liabilities (0.0%)		402,677

Net Assets (100%)		$1,330,164,815

See Notes to Portfolio of Investments.

8

EQ ADVISORS TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

*	Non-income producing.

#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $2,973,620.

(x)	All or a portion of security is on loan at September 30, 2018.

(xx)

At September 30, 2018, the Portfolio had loaned securities with a total value of $16,924,559. This was secured by cash collateral of $13,858,811 which was subsequently invested in joint repurchase agreements with a total value of $13,858,811, for which the Portfolio has a proportionate interest as reported in the Portfolio of Investments as Repurchase Agreements, and $4,232,565 collateralized by various U.S. Government Treasury Securities, ranging from 0.000% - 8.750%, maturing 10/4/18-11/15/47.

Glossary:

ADR — American Depositary Receipt

CVR — Contingent Value Right

NYRS — New York Registry Shares

USD — United States Dollar

Futures contracts outstanding as of September 30, 2018 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
NASDAQ 100 E-Mini Index	11	12/2018	USD	1,684,155	41,685
S&P 500 E-Mini Index	16	12/2018	USD	2,335,200	18,250
S&P Midcap 400 E-Mini Index	5	12/2018	USD	1,012,600	(4,458)

					55,477

See Notes to Portfolio of Investments.

9

EQ ADVISORS TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2018:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$149,706,305	$—	$—	$149,706,305
Consumer Discretionary	217,684,850	—	—	217,684,850
Consumer Staples	41,206,444	—	—	41,206,444
Energy	28,110,216	—	—	28,110,216
Financials	52,844,255	—	—	52,844,255
Health Care	254,985,523	—	—	254,985,523
Industrials	126,257,322	—	—	126,257,322
Information Technology	401,857,173	—	—	401,857,173
Materials	17,293,238	—	—	17,293,238
Real Estate	14,829,158	—	—	14,829,158
Utilities	1,938,625	—	—	1,938,625
Futures	59,935	—	—	59,935
Rights
Health Care	30,866	—	—	30,866
Short-Term Investments
Investment Company	9,159,352	—	—	9,159,352
Repurchase Agreements	—	13,858,811	—	13,858,811

Total Assets	$1,315,963,262	$13,858,811	$—	$1,329,822,073

Liabilities:
Futures	$(4,458)	$—	$—	$(4,458)

Total Liabilities	$(4,458)	$—	$—	$(4,458)

Total	$1,315,958,804	$13,858,811	$—	$1,329,817,615

There were no transfers between Levels 1, 2 or 3 during the nine months ended September 30, 2018.

As of September 30, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$685,423,022
Aggregate gross unrealized depreciation	(10,672,704)

Net unrealized appreciation	$674,750,318

Federal income tax cost of investments in securities and derivative instruments, if applicable	$655,067,297

See Notes to Portfolio of Investments.

10

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2018 (Unaudited)

	Principal Amount		Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed Securities (10.6%)
Air Canada Pass-Through Trust,
Series 2013-1 A
4.125%, 5/15/25(b)§		$306,296	$305,071
Ally Master Owner Trust,
Series 2017-1 A
2.558%, 2/15/21(l)		500,000	500,477
Series 2018-3 A
2.478%, 7/15/22(l)		600,000	601,486
American Airlines Pass-Through Trust,
Series 2015-1 A
3.375%, 5/1/27		153,604	147,352
Series 2015-2 AA
3.600%, 9/22/27		88,161	85,454
Series 2015-2 B
4.400%, 9/22/23		77,531	77,329
American Express Credit Account Master Trust,
Series 2017-4 A
1.640%, 12/15/21		800,000	795,050
AmeriCredit Automobile Receivables Trust,
Series 2017-1 A2A
1.510%, 5/18/20		47,185	47,150
Apidos CLO XVI,
Series 2013-16A A1R
3.322%, 1/19/25(l)§		122,800	122,851
Series 2013-16A BR
4.292%, 1/19/25(l)§		250,000	250,009
Arbor Realty Commercial Real Estate Notes Ltd.,
Series 2016-FL1A A
3.858%, 9/15/26(l)§		100,000	100,677
Series 2018-FL1 A
3.308%, 6/15/28(l)§		223,000	223,558
ASSURANT CLO III Ltd.,
Series 2018-2A A
3.389%, 10/20/31(l)§		500,000	499,982
Atlas Senior Loan Fund IV Ltd.,
Series 2013-2A A1RR
2.994%, 2/17/26(l)§		356,154	355,053
Atlas Senior Loan Fund X Ltd.,
Series 2018-10A A
3.429%, 1/15/31(l)§		500,000	498,533
Avant Loans Funding Trust,
Series 2017-B A
2.290%, 6/15/20§		43,600	43,577
B&M CLO Ltd.,
Series 2014-1A A1R
3.069%, 4/16/26(l)§		264,548	263,747
B2R Mortgage Trust,
Series 2015-1 A1
2.524%, 5/15/48§		57,306	56,619
Series 2015-2 A
3.336%, 11/15/48§		61,745	61,242
Series 2016-1 A
2.567%, 6/15/49§		461,668	450,733
Babson CLO Ltd.,
Series 2014-IIA AR
3.486%, 10/17/26(l)§		400,000	400,016
BlueMountain CLO Ltd.,
Series 2013-1A A1R
3.747%, 1/20/29(l)§		250,000	250,491
Capital One Multi-Asset Execution Trust,
Series 2016-A1 A1
2.608%, 2/15/22(l)		500,000	501,075
Cent CLO 19 Ltd.,
Series 2013-19A A1A
3.669%, 10/29/25(l)§		211,099	211,145
Chapel BV,
Series 2007 A2
0.039%, 7/17/66(l)(m)	EUR	197,860	229,232
Chase Issuance Trust,
Series 2017-A1 A
2.458%, 1/15/22(l)		$500,000	501,477
CIFC Funding Ltd.,
Series 2015-2A AR
3.119%, 4/15/27(l)§		600,000	597,641
Series 2015-5A A1R
3.195%, 10/25/27(l)§		600,000	598,013
Citigroup Mortgage Loan Trust, Inc.,
Series 2006-WFH3 M1
2.506%, 10/25/36(l)		4,403,858	4,417,944
Colony American Homes,
Series 2015-1A A
3.331%, 7/17/32(l)§		92,913	92,964
Continental Airlines Pass-Through Trust,
Series 2010-1 B
6.000%, 1/12/19		121,584	122,191
Cork Street CLO Designated Activity Co.,
Series 1A A1BE
0.760%, 11/27/28(l)§	EUR	500,000	576,514
CSMC Trust,
Series 2018-RPL8 A1
4.125%, 7/25/58(b)§		$1,500,000	1,494,460
CVP Cascade CLO-1 Ltd.,
Series 2013-CLO1 A1R
3.489%, 1/16/26(l)§		302,907	302,938
Dorchester Park CLO Ltd.,
Series 2015-1A AR
3.247%, 4/20/28(l)§		500,000	499,089
Doric Nimrod Air Alpha Pass-Through Trust,
Series 2013-1 A
5.250%, 5/30/23§		923,525	939,687
Driver Australia Five Trust,
Series 5 A
2.780%, 7/21/26(l)	AUD	677,524	489,518
Earnest Student Loan Program LLC,
Series 2016-C A2
2.680%, 7/25/35§		$556,304	532,948
Elevation CLO Ltd.,
Series 2018-9A A1
3.336%, 7/15/31(l)§		500,000	499,974
Elm Park CLO DAC,
Series 1A A1R
0.620%, 4/16/29(l)§	EUR	500,000	575,496
Emerald Bay SA,
(Zero Coupon), 10/8/20§		582,000	636,877
Emerson Park CLO Ltd.,
Series 2013-1A A1AR
3.319%, 7/15/25(l)§		$91,651	91,653
Evans Grove CLO Ltd.,
Series 2018-1A A1
3.231%, 5/28/28(l)§		500,000	496,544

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

	Principal Amount	Value (Note 1)
Figueroa CLO Ltd.,
Series 2013-2A A1RR
3.188%, 6/20/27(l)§	$500,000	$498,861
Flagship Credit Auto Trust,
Series 2016-3 B
2.430%, 6/15/21§	1,000,000	995,198
Series 2017-1 A
1.930%, 12/15/21§	142,329	141,957
Flagship VII Ltd.,
Series 2013-7A A1R
3.467%, 1/20/26(l)§	245,563	245,565
Ford Credit Auto Lease Trust,
Series 2017-A A2A
1.560%, 11/15/19	32,358	32,335
Series 2017-A A2B
2.298%, 11/15/19(l)	80,896	80,894
Ford Credit Auto Owner Trust,
Series 2014-2 A
2.310%, 4/15/26§	500,000	496,727
GCAT LLC,
Series 2017-5 A1
3.228%, 7/25/47(e)§	560,863	560,943
GMF Floorplan Owner Revolving Trust,
Series 2018-2 A2
2.538%, 3/15/23(l)§	600,000	601,154
Golden Credit Card Trust,
Series 2017-1A A
2.558%, 2/15/21(l)§	500,000	500,456
GoldenTree Loan Opportunities IX Ltd.,
Series 2014-9A AR
3.709%, 10/29/26(l)§	1,000,000	1,000,299
GSAA Home Equity Trust,
Series 2006-5 2A1
2.286%, 3/25/36(l)	15,612	8,856
Series 2007-10 A2A
6.500%, 11/25/37	2,603,759	1,899,508
Series 2007-8 A2
2.566%, 8/25/37(l)	513,073	495,844
Hardee’s Funding LLC,
Series 2018-1A A2I
4.250%, 6/20/48§	500,000	496,750
ICG US CLO Ltd.,
Series 2015-2A AR
3.189%, 1/16/28(l)§	600,000	598,339
Invitation Homes Trust,
Series 2017-SFR2 E
4.408%, 12/17/36(l)§	500,000	504,046
Series 2018-SFR3 A
3.158%, 7/17/37(l)§	119,889	120,206
Jamestown CLO IV Ltd.,
Series 2014-4A A1CR
3.029%, 7/15/26(l)§	380,268	379,075
Jamestown CLO VI-R Ltd.,
Series 2018-6RA A1
3.598%, 4/25/30(l)§	500,000	498,817
JMP Credit Advisors CLO IIIR Ltd.,
Series 2014-1RA A
3.186%, 1/17/28(l)§	600,000	595,170
KVK CLO Ltd.,
Series 2013-2A AR
3.489%, 1/15/26(l)§	344,928	344,965
Labrador Aviation Finance Ltd.,
Series 2016-1A A1
4.300%, 1/15/42§	2,687,500	2,689,235
Latam Airlines Pass-Through Trust,
Series 2015-1 B
4.500%, 11/15/23	369,916	360,196
LCM XVI LP,
Series 16A AR
3.369%, 7/15/26(l)§	500,000	500,025
Lendmark Funding Trust,
Series 2017-2A A
2.800%, 5/20/26§	1,000,000	984,391
LoanCore Issuer Ltd.,
Series 2018-CRE1 A
3.288%, 5/15/28(l)§	500,000	500,944
Series 2018-CRE1 AS
3.658%, 5/15/28(l)§	297,000	298,119
Loomis Sayles CLO II Ltd.,
Series 2015-2A A1R
3.239%, 4/15/28(l)§	600,000	599,104
LP Credit Card ABS Master Trust,
Series 2018-1 A
3.625%, 8/20/24(b)(l)§	581,008	581,008
Marathon CLO V Ltd.,
Series 2013-5A A1R
3.182%, 11/21/27(l)§	500,000	498,511
Marathon CLO VII Ltd.,
Series 2014-7A A1R
3.659%, 10/28/25(l)§	500,000	500,150
Marlette Funding Trust,
Series 2018-1A A
2.610%, 3/15/28§	307,844	306,893
Midocean Credit CLO IX,
Series 2018-9A A1
3.397%, 7/20/31(l)§	500,000	499,430
Monarch Grove CLO Ltd.,
Series 2018-1A A1
3.215%, 1/25/28(l)§	400,000	396,926
Mountain Hawk III CLO Ltd.,
Series 2014-3A AR
3.533%, 4/18/25(l)§	350,821	350,873
MP CLO III Ltd.,
Series 2013-1A AR
3.598%, 10/20/30(l)§	1,000,000	1,000,508
MP CLO IV Ltd.,
Series 2013-2A ARR
3.615%, 7/25/29(l)§	500,000	501,341
Navient Private Education Loan Trust,
Series 2014-CTA B
3.908%, 10/17/44(l)§	100,000	101,386
Navient Student Loan Trust,
Series 2018-2A A1
2.456%, 3/25/67(l)§	428,282	428,484
Nomura Home Equity Loan, Inc. Home Equity Loan Trust,
Series 2007-1 2A1A
2.376%, 2/25/37(l)	2,729,348	2,419,181
Northwoods Capital XI-B Ltd.,
Series 2018-11BA A1
3.462%, 4/19/31(l)§	500,000	498,414
Octagon Investment Partners XXIII Ltd.,
Series 2015-1A A1R
3.189%, 7/15/27(l)§	400,000	398,385
OFSI Fund V Ltd.,
Series 2018-1A A
3.492%, 7/15/31(l)§	500,000	499,970

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

	Principal Amount	Value (Note 1)
OneMain Direct Auto Receivables Trust,
Series 2018-1A A
3.430%, 12/16/24§	$500,000	$499,341
OneMain Financial Issuance Trust,
Series 2015-1A A
3.190%, 3/18/26§	55,979	56,044
Series 2015-1A B
3.850%, 3/18/26§	500,000	502,005
Series 2016-2A A
4.100%, 3/20/28§	45,177	45,385
Series 2017-1A A1
2.370%, 9/14/32§	1,000,000	982,275
Palmer Square CLO Ltd.,
Series 2013-2A A1AR
3.556%, 10/17/27(l)§	400,000	400,062
Pennsylvania Higher Education Assistance Agency,
Series 2009-1 A1
3.235%, 7/25/29(l)	273,711	276,144
Pretium Mortgage Credit Partners I LLC,
Series 2017-NPL3 A1
3.250%, 6/29/32(e)§	1,770,474	1,770,779
Progress Residential Trust,
Series 2015-SFR2 A
2.740%, 6/12/32§	98,295	96,926
Series 2016-SFR1 A
3.658%, 9/17/33(l)§	197,637	197,637
Prosper Marketplace Issuance Trust,
Series 2018-1A A
3.110%, 6/17/24§	160,130	159,982
PRPM LLC,
Series 2017-2A A1
3.470%, 9/25/22(e)§	2,032,311	2,032,303
Prudential plc,
Series 2018-1A A
3.643%, 7/15/31(l)§	500,000	499,424
RAMP Trust,
Series 2005-RS9 AI4
2.536%, 11/25/35(l)	1,404,328	1,277,656
RASC Trust,
Series 2007-EMX1 A13
2.416%, 1/25/37(l)	2,948,359	2,659,346
Series 2007-KS3 AI3
2.466%, 4/25/37(l)	2,413,961	2,370,225
Regatta V Funding Ltd.,
Series 2014-1A A1AR
3.495%, 10/25/26(l)§	500,000	500,052
Rockford Tower CLO Ltd.,
Series 2018-1A A
3.358%, 5/20/31(l)§	500,000	498,832
Scholar Funding Trust,
Series 2013-A A
2.715%, 1/30/45(l)§	144,989	144,379
SLM Private Credit Student Loan Trust,
Series 2005-A A3
2.534%, 6/15/23(l)	52,828	52,761
Series 2006-B A5
2.604%, 12/15/39(l)	90,405	89,228
SLM Private Education Loan Trust,
Series 2011-C A2A
5.408%, 10/17/44(l)§	67,259	69,085
Series 2012-E A2B
3.908%, 6/15/45(l)§	63,983	64,016
Series 2013-B A2A
1.850%, 6/17/30§	236,621	234,980
Series 2013-C A2B
3.558%, 10/15/31(l)§	69,274	69,682
SLM Student Loan Trust,
Series 2005-7 A4
2.485%, 10/25/29(l)	458,260	457,629
Series 2005-9 A6
2.885%, 10/26/26(l)	115,159	115,250
Series 2007-2 A3
2.375%, 1/25/19(l)	67,486	67,419
Series 2007-3 A3
2.375%, 4/25/19(l)	134,999	134,502
SMB Private Education Loan Trust,
Series 2015-B B
3.500%, 12/17/40§	100,000	97,412
SoFi Consumer Loan Program LLC,
Series 2017-6 A1
2.200%, 11/25/26§	213,977	212,781
SoFi Professional Loan Program LLC,
Series 2016-D A1
3.166%, 1/25/39(l)§	236,599	237,918
Series 2017-F BFX
3.620%, 1/25/41§	1,000,000	970,052
SoFi Professional Loan Program Trust,
Series 2018-B A1FX
2.640%, 8/25/47§	508,344	505,460
Sound Point CLO Ltd.,
%, 10/26/31(l)	500,000	500,000
Sounds Point CLO IV-R Ltd.,
Series 2013-3RA A
3.651%, 4/18/31(l)§	500,000	500,064
Staniford Street CLO Ltd.,
Series 2014-1A AR
3.514%, 6/15/25(b)(l)§	305,788	305,961
Steele Creek CLO Ltd.,
Series 2014-1RA A
3.417%, 4/21/31(l)§	500,000	498,367
Structured Asset Receivables Trust,
Series 2003-2A CTFS
0.705%, 1/21/11(b)(l)(r)§	976	—
Sudbury Mill CLO Ltd.,
Series 2013-1A A1R
3.486%, 1/17/26(l)§	350,087	350,129
Series 2013-1A A2R
3.506%, 1/17/26(l)§	350,087	350,132
Symphony CLO XVII Ltd.,
Series 2016-17A AR
3.219%, 4/15/28(l)§	600,000	598,726
TCI-Flatiron CLO Ltd.,
Series 2016-1A B
4.536%, 7/17/28(l)§	750,000	751,358
Series 2016-1A C
5.386%, 7/17/28(l)§	250,000	250,832
Telos CLO Ltd.,
Series 2014-5A A1R
3.286%, 4/17/28(l)§	600,000	599,344

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

	Principal Amount		Value (Note 1)
TICP CLO II-2 Ltd.,
Series 2018-IIA A1
3.743%, 4/20/28(l)§		$600,000	$593,492
TICP CLO III-2 Ltd.,
Series 2018-3R A
3.199%, 4/20/28(l)§		400,000	395,995
Turkish Airlines Pass-Through Trust,
Series 2015-1 A
4.200%, 3/15/27§		696,072	612,474
Union Pacific Railroad Co. Pass-Through Trust,
Series 2014-1
3.227%, 5/14/26		75,029	72,317
United States Small Business Administration,
Series 2004-20A 1
4.930%, 1/1/24		15,537	15,795
Series 2004-20C 1
4.340%, 3/1/24		152,922	153,567
Series 2005-20B 1
4.625%, 2/1/25		15,355	15,544
Series 2008-20G 1
5.870%, 7/1/28		226,327	236,803
Venture XII CLO Ltd.,
Series 2012-12A ARR
3.111%, 2/28/26(l)§		600,000	597,899
Venture XVI CLO Ltd.,
Series 2014-16A ARR
3.189%, 1/15/28(l)§		600,000	598,194
Venture XVII CLO Ltd.,
Series 2014-17A ARR
3.219%, 4/15/27(l)§		500,000	498,645
Vibrant CLO X Ltd.,
Series 2018-10A A1
3.581%, 10/20/31(b)(l)§		500,000	499,999
VOLT LIX LLC,
Series 2017-NPL6 A1
3.250%, 5/25/47(e)§		1,774,661	1,774,941
VOLT LXI LLC,
Series 2017-NPL8 A1
3.125%, 6/25/47(e)§		1,241,114	1,241,211
Wellfleet CLO Ltd.,
Series 2017-2A A1
3.598%, 10/20/29(l)§		500,000	500,543
Westlake Automobile Receivables Trust,
Series 2017-1A A2
1.780%, 4/15/20§		38,253	38,235
WhiteHorse X Ltd.,
Series 2015-10A A1R
3.266%, 4/17/27(l)§		500,000	499,994
World Omni Auto Receivables Trust,
Series 2018-B A2
2.570%, 7/15/21		490,000	488,963

Total Asset-Backed Securities			78,439,772

Collateralized Mortgage Obligations (13.0%)
Alternative Loan Trust,
Series 2006-OA22 A1
2.376%, 2/25/47(l)		56,663	55,549
Series 2006-OA6 1A2
2.426%, 7/25/46(l)		33,944	33,799
Series 2007-OH1 A1D
2.426%, 4/25/47(l)		62,732	55,782
American Home Mortgage Investment Trust,
Series 2004-3 5A
3.996%, 10/25/34(l)		4,867	4,869
Series 2006-1 2A1
4.281%, 12/25/35(l)		2,994,268	1,372,117
Bear Stearns ALT-A Trust,
Series 2006-4 31A1
4.391%, 7/25/36(l)		2,513,372	2,435,573
Bear Stearns ARM Trust,
Series 2004-8 11A2
4.467%, 11/25/34(l)		428,126	421,179
Series 2005-1 2A1
3.767%, 3/25/35(l)		211,608	206,517
Chase Mortgage Finance Trust,
Series 2005-S2 A15
5.500%, 10/25/35		8,073	8,054
Series 2007-S3 1A12
6.000%, 5/25/37		2,344,120	1,885,221
CHL Mortgage Pass-Through Trust,
Series 2005-17 1A6
5.500%, 9/25/35		1,291,568	1,284,683
Series 2005-24 A1
5.500%, 11/25/35		702,310	625,070
CitiMortgage Alternative Loan Trust,
Series 2006-A4 1A8
6.000%, 9/25/36		2,450,537	2,388,269
COLT Mortgage Loan Trust,
Series 2016-1 A1
3.000%, 5/25/46§		76,609	76,610
CSMC Trust,
Series 2011-17R 1A2
5.750%, 2/27/37§		1,940,273	1,917,093
Series 2014-WIN1 2A4
3.000%, 9/25/44(l)§		730,183	696,911
Series 2015-1 A1
2.500%, 1/25/45(l)§		1,485,624	1,387,609
EMF NL BV,
Series 2008-2X A2
0.679%, 7/17/41(l)(m)	EUR	435,000	492,998
Eurohome UK Mortgages plc,
Series 2007-1 A
0.948%, 6/15/44(l)(m)	GBP	414,592	523,190
EuroMASTR plc,
Series 2007-1V A2
0.997%, 6/15/40(l)(m)		258,112	322,413
Eurosail-UK plc,
Series 2007-4X A3
1.751%, 6/13/45(l)(m)		689,952	897,834

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

	Principal Amount	Value (Note 1)
FHLMC,
Series 2708 ZD
5.500%, 11/15/33	$1,805,361	$1,955,092
Series 4316 BZ
3.000%, 3/15/44	4,657,480	4,154,721
Series 4430 NZ
3.000%, 1/15/45	2,232,250	1,956,505
Series 4438 B
3.000%, 10/15/43	1,506,044	1,466,741
Series 4440 ZD
2.500%, 2/15/45	6,561,700	5,451,503
Series 4499 AB
3.000%, 6/15/42	2,018,209	1,956,723
Series 4610 KA
2.500%, 5/15/39	3,190,646	3,049,200
Series 4624 GA
2.500%, 4/15/40	1,623,569	1,554,468
Series 4750 PA
3.000%, 7/15/46	3,850,201	3,686,669
Series 4791 JT
3.000%, 5/15/48	4,867,275	4,643,062
First Horizon Alternative Mortgage Securities Trust,
Series 2007-FA3 A8
6.000%, 6/25/37	1,127,983	860,523
FNMA,
Series 2012-103 ZP
3.000%, 9/25/42	900,028	781,052
Series 2012-150 KA
1.750%, 1/25/43	4,817,016	4,502,130
Series 2013-123 PZ
2.700%, 3/25/43	4,604,614	3,976,279
Series 2015-11 A
3.000%, 5/25/34	2,094,294	2,078,072
Series 2016-72 PA
3.000%, 7/25/46	3,396,325	3,268,924
Series 2016-81 PA
3.000%, 2/25/44	2,543,636	2,473,988
Series 2017-4 CH
3.000%, 6/25/42	3,482,186	3,426,774
GNMA,
Series 2013-116 LS
3.985%, 8/20/43IO IO(l)	2,608,904	371,769
Series 2013-26 MS
4.085%, 2/20/43IO IO(l)	2,472,203	373,786
Series 2014-20 TS
3.935%, 2/20/44IO IO(l)	2,445,904	337,981
Series 2015-28 LZ
4.000%, 2/20/45	1,900,510	1,936,227
Series 2015-H15 FC
2.660%, 6/20/65(l)	375,565	377,702
Series 2015-H16 FM
2.680%, 7/20/65(l)	636,687	640,686
Series 2015-H18 FB
2.680%, 7/20/65(l)	368,658	370,916
Series 2015-H19 FK
2.680%, 8/20/65(l)	693,721	698,012
Series 2015-H20 FB
2.680%, 8/20/65(l)	395,434	397,911
Series 2015-H20 FC
2.700%, 8/20/65(l)	1,553,824	1,564,795
Series 2015-H22 FC
2.680%, 9/20/65(l)	762,677	767,700
Series 2015-H29 FA
2.780%, 10/20/65(l)	271,918	272,359
Series 2016-H11 F
2.880%, 5/20/66(l)	444,755	450,968
Series 2016-H14 FA
2.880%, 6/20/66(l)	451,136	457,950
Series 2016-H15 FA
2.880%, 7/20/66(l)	547,608	555,515
Series 2016-H19 FE
2.450%, 6/20/61(l)	92,146	92,113
Great Hall Mortgages No. 1 plc,
Series 2007-2X AC
2.467%, 6/18/39(l)(m)	600,978	586,979
GSR Mortgage Loan Trust,
Series 2005-AR6 2A1
3.902%, 9/25/35(l)	83,617	85,227
Series 2006-AR2 2A1
3.601%, 4/25/36(l)	77,177	70,039
HarborView Mortgage Loan Trust,
Series 2004-10 3A1A
3.815%, 1/19/35(l)	251,613	250,867
Impac CMB Trust,
Series 2003-8 2A1
3.116%, 10/25/33(l)	2,519	2,497
IndyMac IMSC Mortgage Loan Trust,
Series 2007-AR1 2A1
3.676%, 6/25/37(l)	1,314,167	1,128,768
JP Morgan Alternative Loan Trust,
Series 2008-R2 A1
6.000%, 11/25/36§	1,801,871	1,501,360
JP Morgan Mortgage Trust,
Series 2005-S3 1A2
5.750%, 1/25/36	1,027,691	812,653
Series 2006-A3 6A1
4.108%, 8/25/34(l)	47,887	47,680
Series 2007-A1 3A3
4.109%, 7/25/35(l)	60,739	62,134
Series 2017-2 A6
3.000%, 5/25/47(l)§	293,717	286,955
Series 2017-3 1A6
3.000%, 8/25/47(l)§	353,189	340,573

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

	Principal Amount		Value (Note 1)
JP Morgan Resecuritization Trust,
Series 2009-7 2A1
6.000%, 2/27/37(l)§		$35,861	$35,812
Kensington Mortgage Securities plc,
Series 2007-1X A3C
2.502%, 6/14/40(l)(m)		273,584	266,313
Ludgate Funding plc,
Series 2007-1 A2A
0.840%, 1/1/61(l)(m)	GBP	132,992	164,372
Series 2008-W1X A1
1.280%, 1/1/61(l)(m)		339,967	434,602
MASTR Alternative Loan Trust,
Series 2005-2 5A1
6.500%, 12/25/34		$187,175	188,339
Merrill Lynch Mortgage Investors Trust MLMI,
Series 2003-A1 3A
4.030%, 12/25/32(l)		14,794	14,721
Mortgage Loan Resecuritization Trust,
Series 2009-RS1 A85
2.444%, 4/16/36(l)§		422,619	360,708
MortgageIT Trust,
Series 2005-4 A1
2.496%, 10/25/35(l)		418,410	413,712
New Residential Mortgage Loan Trust,
Series 2015-1A A1
3.750%, 5/28/52(l)§		756,945	755,399
Nomura Resecuritization Trust,
Series 2014-7R 2A3
2.264%, 12/26/35(l)§		412,579	408,911
OBX Trust,
Series 2018-EXP1 1A3
4.000%, 4/25/48(l)§		456,132	454,634
RBSSP Resecuritization Trust,
Series 2009-12 18A1
3.590%, 12/25/35(l)§		125,456	128,182
Reperforming Loan REMIC Trust,
Series 2005-R2 1AF1
2.556%, 6/25/35(l)§		74,568	71,923
Series 2006-R1 AF1
2.556%, 1/25/36(l)§		250,013	245,311
Residential Asset Securitization Trust,
Series 2006-A9CB A7
6.000%, 9/25/36		4,494,262	2,790,822
Resloc UK plc,
Series 2007-1X A3B
0.957%, 12/15/43(l)(m)	GBP	144,706	178,469
RFMSI Trust,
Series 2006-SA2 3A1
4.934%, 8/25/36(l)		$1,110,460	1,041,271
Sequoia Mortgage Trust,
Series 10 2A1
2.925%, 10/20/27(l)		3,095	2,961
Series 2003-4 2A1
2.515%, 7/20/33(l)		15,154	14,592
Series 6 A
2.808%, 4/19/27(l)		210,275	199,092
Shellpoint Co-Originator Trust,
Series 2017-1 A4
3.500%, 4/25/47(l)§		2,490,602	2,448,670
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-16 3A1
4.062%, 11/25/34(l)		88,899	88,882
Series 2004-4 2A
3.993%, 4/25/34(l)		421,233	422,236
Series 2005-19XS 2A1
2.516%, 10/25/35(l)		359,325	357,717
Structured Asset Mortgage Investments II Trust,
Series 2005-AR5 A1
2.418%, 7/19/35(l)		55,293	53,943
Trinity Square plc,
Series 2015-1A A
1.903%, 7/15/51(l)§	GBP	187,883	246,604
Uropa Securities plc,
Series 2007-1 A3A
0.920%, 10/10/40(l)(m)		800,000	989,605

Total Collateralized Mortgage Obligations			95,953,691

Commercial Mortgage-Backed Securities (4.5%)
20 Times Square Trust,
Series 2018-20TS F
3.203%, 5/15/35(l)§		$112,000	104,131
Series 2018-20TS G
3.203%, 5/15/35(l)§		112,000	101,974
245 Park Avenue Trust,
Series 2017-245P XA
0.271%, 6/5/37 IO(l)§		1,000,000	14,479
Americold LLC,
Series 2010-ARTA C
6.811%, 1/14/29§		100,000	105,414
AOA Mortgage Trust,
Series 2015-1177 C
3.110%, 12/13/29(l)§		100,000	97,665
Ashford Hospitality Trust,
Series 2018-ASHF D
4.258%, 4/15/35(l)§		30,000	30,268
Series 2018-KEYS A
3.158%, 5/15/35(l)§		600,000	600,550
Atrium Hotel Portfolio Trust,
Series 2017-ATRM D
4.108%, 12/15/36(l)§		290,000	291,090
Series 2017-ATRM E
5.208%, 12/15/36(l)§		224,000	224,982
Aventura Mall Trust,
Series 2013-AVM D
3.867%, 12/5/32(l)§		100,000	101,311
Series 2013-AVM E
3.867%, 12/5/32(l)§		380,000	384,981
BAMLL Commercial Mortgage Securities Trust,
Series 2017-SCH CL
3.658%, 11/15/32(l)§		100,000	100,000
Series 2017-SCH DL
4.158%, 11/15/32(l)§		100,000	100,000
Banc of America Commercial Mortgage Trust,
Series 2007-1 AMFX
5.482%, 1/15/49(l)		4,245	4,247
Series 2017-BNK3 XB
0.782%, 2/15/50 IO(l)		1,000,000	46,206

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

	Principal Amount	Value (Note 1)
BANK,
Series 2017-BNK6 XA
1.012%, 7/15/60 IO(l)	$3,567,513	$196,904
Series 2018-BN10 XA
0.895%, 2/15/61 IO(l)	3,762,941	207,460
Series 2018-BN13 A5
4.217%, 8/15/61	30,000	30,895
BBCCRE Trust,
Series 2015-GTP A
3.966%, 8/10/33§	900,000	906,107
BBCMS Mortgage Trust,
Series 2017-DELC C
3.358%, 8/15/36(l)§	53,000	53,035
Series 2017-DELC D
3.858%, 8/15/36(l)§	60,000	60,002
Series 2017-DELC E
4.658%, 8/15/36(l)§	127,000	127,314
Series 2017-DELC F
5.658%, 8/15/36(l)§	121,000	121,602
Series 2018-TALL A
2.880%, 3/15/37(l)§	15,000	14,991
Series 2018-TALL D
3.607%, 3/15/37(l)§	40,000	40,051
BBCMS Trust,
Series 2014-BXO E
5.908%, 8/15/27(l)§	271,000	271,813
Series 2015-SRCH A1
3.312%, 8/10/35§	100,000	97,889
Series 2015-SRCH XA
1.122%, 8/10/35 IO(l)§	1,000,000	64,740
Series 2018-CBM A
3.063%, 7/15/37(l)§	223,000	223,278
BB-UBS Trust,
Series 2012-SHOW XA
0.730%, 11/5/36 IO(l)§	2,277,000	77,765
Benchmark Mortgage Trust,
Series 2018-B5 A4
4.208%, 7/15/51	50,000	51,582
BENCHMARK Mortgage Trust,
Series 2018-B3 D
3.057%, 4/10/51§	10,000	8,588
BHMS Mortgage Trust,
Series 2018-ATLS A
3.408%, 7/15/35(l)§	223,000	223,284
BWAY Mortgage Trust,
Series 2013-1515 A2
3.454%, 3/10/33§	200,000	196,515
Series 2013-1515 C
3.446%, 3/10/33§	100,000	96,283
BX Trust,
Series 2017-APPL D
4.208%, 7/15/34(l)§	76,872	77,111
Series 2017-APPL E
5.308%, 7/15/34(l)§	118,473	118,993
Series 2017-SLCT D
4.208%, 7/15/34(l)§	72,794	72,909
Series 2017-SLCT E
5.308%, 7/15/34(l)§	118,956	119,478
Series 2018-GW A
2.958%, 5/15/35(l)§	112,000	112,001
Series 2018-GW D
3.928%, 5/15/35(l)§	112,000	112,629
BXP Trust,
Series 2017-CC D
3.670%, 8/13/37(l)§	30,000	27,822
CCRESG Commercial Mortgage Trust,
Series 2016-HEAT D
5.671%, 4/10/29(l)§	10,000	10,145
CCUBS Commercial Mortgage Trust,
Series 2017-C1 A4
3.544%, 11/15/50	15,000	14,594
CD Mortgage Trust,
4.279%, 7/1/28(l)	30,000	31,025
Series 2006-CD3 AM
5.648%, 10/15/48	99,093	99,946
Series 2017-CD3 A4
3.631%, 2/10/50	10,000	9,910
CFCRE Commercial Mortgage Trust,
Series 2016-C3 A3
3.865%, 1/10/48	10,000	10,019
Series 2016-C4 XA
1.901%, 5/10/58 IO(l)	1,238,013	120,827
Series 2016-C4 XB
0.891%, 5/10/58 IO(l)	110,000	5,280
Series 2018-TAN C
5.295%, 2/15/33§	100,000	101,499
CGDBB Commercial Mortgage Trust,
Series 2017-BIOC A
2.948%, 7/15/32(l)§	100,000	100,000
Series 2017-BIOC D
3.758%, 7/15/32(l)§	100,000	100,035
CHT Mortgage Trust,
Series 2017-CSMO E
5.158%, 11/15/36(l)§	144,000	144,810
Series 2017-CSMO F
5.900%, 11/15/36(l)§	77,000	77,528
Citigroup Commercial Mortgage Trust,
Series 2015-GC27 B
3.772%, 2/10/48	300,000	296,154
Series 2015-SHP2 A
3.438%, 7/15/27(l)§	900,000	899,998
Series 2016-C1 D
5.117%, 5/10/49(l)§	110,000	104,105
Series 2016-GC37 D
2.788%, 4/10/49§	50,000	37,983
Series 2016-P3 C
4.996%, 4/15/49(l)	30,000	30,678
Series 2016-P4 A4
2.902%, 7/10/49	175,000	164,882
Series 2016-P6 A5
3.720%, 12/10/49(l)	160,000	159,179
COBALT CMBS Commercial Mortgage Trust,
Series 2007-C2 AJFX
5.568%, 4/15/47(l)	57,655	58,116
Cold Storage Trust,
Series 2017-ICE3 A
3.158%, 4/15/36(l)§	87,000	87,217
Series 2017-ICE3 C
3.508%, 4/15/36(l)§	106,000	106,468

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

	Principal Amount	Value (Note 1)
COMM Mortgage Trust,
Series 2013-CR6 XA
1.205%, 3/10/46 IO(l)	$659,749	$20,215
Series 2013-WWP D
3.898%, 3/10/31§	100,000	102,583
Series 2014-CR16 A4
4.051%, 4/10/47	108,000	110,618
Series 2014-CR17 A5
3.977%, 5/10/47	43,000	43,898
Series 2014-CR18 A4
3.550%, 7/15/47	10,000	9,966
Series 2014-CR19 A5
3.796%, 8/10/47	50,000	50,592
Series 2014-LC15 A4
4.006%, 4/10/47	40,000	40,908
Series 2014-UBS4 C
4.781%, 8/10/47(l)	31,000	30,746
Series 2015-3BP B
3.346%, 2/10/35(l)§	300,000	288,558
Series 2015-3BP XA
0.168%, 2/10/35 IO(l)§	1,287,000	7,333
Series 2015-CR22 C
4.259%, 3/10/48(l)	480,250	473,539
Series 2015-CR22 XA
1.115%, 3/10/48 IO(l)	3,860,664	157,631
Series 2015-CR26 ASB
3.373%, 10/10/48	2,000,000	1,998,032
Series 2015-DC1 XA
1.278%, 2/10/48 IO(l)	3,620,189	167,892
Series 2015-LC19 A4
3.183%, 2/10/48	25,000	24,421
Series 2015-LC19 C
4.402%, 2/10/48(l)	110,000	108,777
Series 2015-LC19 D
2.867%, 2/10/48§	100,000	85,946
Series 2015-LC23 A4
3.774%, 10/10/48	10,000	10,061
Series 2016-COR1 ASB
2.972%, 10/10/49	1,000,000	973,370
Series 2017-COR2 D
3.000%, 9/10/50§	330,000	271,313
Series 2018-COR3 XD
1.750%, 5/10/51 IO(b)(l)§	50,000	6,557
Commercial Mortgage Pass-Through Certificates,
Series 2014-CR14 A4
4.236%, 2/10/47(l)	50,000	51,724
Core Industrial Trust,
Series 2015-CALW D
3.979%, 2/10/34(l)§	300,000	298,995
Series 2015-TEXW XA
0.900%, 2/10/34 IO(l)§	992,497	22,006
Credit Suisse Commercial Mortagage Securities,
Series 2018-TOP A
3.158%, 8/15/35(l)§	320,000	320,207
Credit Suisse First Boston Mortgage Securities Corp.,
Series 2004-C4 F
5.234%, 10/15/39(b)(l)§	200,000	200,435
Credit Suisse Mortgage Capital Certificates,
Series 2015-GLPB A
3.639%, 11/15/34§	100,000	100,719
CSAIL Commercial Mortgage Trust,
Series 2015-C1 C
4.440%, 4/15/50(l)	300,000	296,039
Series 2015-C1 XA
1.068%, 4/15/50 IO(l)	4,362,910	184,712
Series 2017-CX10 XB
0.220%, 11/15/50 IO(l)	1,000,000	16,291
CSMC Trust,
Series 2017-PFHP A
3.108%, 12/15/20(l)§	50,000	50,016
Series 2017-TIME A
3.646%, 11/13/39§	100,000	99,442
DBGS Mortgage Trust,
Series 2018-BIOD A
2.961%, 5/15/35(l)§	211,103	211,102
DBJPM Mortgage Trust,
Series 2016-C3 D
3.634%, 8/10/49(l)§	35,000	30,032
Series 2017-C6 XD
1.000%, 6/10/50 IO(l)	300,000	19,172
DBUBS Mortgage Trust,
Series 2011-LC1A E
5.884%, 11/10/46(l)§	100,000	103,523
Series 2011-LC3A PM2
5.268%, 5/10/44(l)§	217,000	220,921
Series 2017-BRBK A
3.452%, 10/10/34§	60,000	59,331
FHLMC Multifamily Structured Pass-Through Certificates,
Series K034 A2
3.531%, 7/25/23(l)	20,000	20,250
Series K040 A2
3.241%, 9/25/24	20,000	19,938
Series K053 A2
2.995%, 12/25/25	188,000	183,225
Series K054 A2
2.745%, 1/25/26	20,000	19,156
Series K058 A2
2.653%, 8/25/26	20,000	18,889
Series K059 A2
3.120%, 9/25/26(l)	70,000	68,285
Series K061 A2
3.347%, 11/25/26(l)	50,000	49,468
Series K062 A2
3.413%, 12/25/26	29,565	29,362
Series K063 A2
3.430%, 1/25/27(l)	70,000	69,557
Series K064 A2
3.224%, 3/25/27	268,000	262,312
Series K072 A2
3.444%, 12/25/27	10,000	9,882
Series K080 A2
3.926%, 7/25/28(l)	50,000	51,200
Series K722 X1
1.441%, 3/25/23 IO(l)	2,780,433	129,097
Series KW03 X1
0.985%, 6/25/27 IO(l)	129,387	7,048
FNMA,
Series 2018-M1 A2
3.086%, 12/25/27(l)	25,000	23,859
FNMA ACES,
Series 2016-M4 X2
2.690%, 1/25/39 IO(l)	133,350	11,453
Series 2017-M8 A2
3.061%, 5/25/27(l)	40,000	38,346

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

	Principal Amount	Value (Note 1)
FREMF Mortgage Trust,
Series 2016-K54 B
4.189%, 4/25/48(l)§	$20,000	$19,718
Series 2017-K64 B
4.117%, 5/25/50(l)§	36,667	35,635
Series 2018-K73 B
3.985%, 2/25/51(l)§	120,000	113,926
Series 2018-K74 B
4.227%, 2/25/51(l)§	100,000	96,728
Series 2018-K77 B
4.159%, 5/25/51§	10,000	9,704
Series 2018-K80 B
4.229%, 8/25/50(b)(l)§	20,000	19,430
FRESB Mortgage Trust,
Series 2018-SB52 A10F
3.480%, 6/25/28(l)	29,978	29,527
Series 2018-SB53 A10F
3.660%, 6/25/28(l)	24,000	23,908
GAHR Commercial Mortgage Trust,
Series 2015-NRF AFL1
3.458%, 12/15/34(l)§	8,601	8,604
GNMA,
Series 2012-23
0.584%, 6/16/53 IO(l)	59,458	1,313
Series 2013-191
0.751%, 11/16/53 IO(l)	49,196	1,700
Series 2013-30
0.795%, 9/16/53 IO(l)	188,194	7,711
Series 2013-63
0.790%, 9/16/51 IO(l)	327,713	17,184
Series 2015-22
0.727%, 3/16/55 IO(l)	169,321	8,638
Series 2015-97 VA
2.250%, 12/16/38	17,170	15,591
Series 2016-128
0.952%, 9/16/56 IO(l)	129,562	10,010
Series 2016-158
0.908%, 6/16/58 IO(l)	123,254	8,890
Series 2016-158 VA
2.000%, 3/16/35	91,730	80,152
Series 2016-26
0.965%, 2/16/58 IO(l)	258,700	17,960
Series 2016-87
1.003%, 8/16/58 IO(l)	173,684	12,887
Series 2016-96
0.985%, 12/16/57 IO(l)	172,931	12,441
Series 2016-97
1.039%, 7/16/56 IO(l)	146,223	11,989
Series 2017-100
0.808%, 5/16/59 IO(l)	147,706	9,550
GPMT Ltd.,
Series 2018-FL1 A
3.082%, 11/21/35(l)§	223,000	223,001
GS Mortgage Securities Corp. II,
Series 2005-ROCK A
5.366%, 5/3/32§	50,000	54,706
Series 2013-KING D
3.550%, 12/10/27(l)§	100,000	99,260
Series 2013-KING XA
0.844%, 12/10/27 IO(l)§	1,059,495	7,259
GS Mortgage Securities Corp. Trust,
Series 2016-RENT A
3.203%, 2/10/29§	500,000	496,943
Series 2017-500K D
3.458%, 7/15/32(l)§	20,000	20,031
Series 2017-GPTX A
2.856%, 5/10/34§	100,000	97,792
Series 2018-3PCK A
3.600%, 9/15/21(b)(l)§	221,000	221,009
Series 2018-TWR A
3.058%, 7/15/31(l)§	110,000	110,007
Series 2018-TWR D
3.758%, 7/15/31(l)§	110,000	110,005
GS Mortgage Securities Trust,
Series 2014-GC20 B
4.529%, 4/10/47(l)	30,000	30,217
Series 2015-GC28 XA
1.265%, 2/10/48 IO(l)	3,685,364	163,881
Series 2015-GC32 C
4.558%, 7/10/48(l)	60,000	60,040
Series 2015-GC32 D
3.345%, 7/10/48	70,590	61,288
Series 2015-GS1 XA
0.960%, 11/10/48 IO(l)	1,958,381	92,269
Series 2016-GS3 XA
1.394%, 10/10/49 IO(l)	390,573	28,912
Series 2017-GS7 D
3.000%, 8/10/50§	10,000	8,546
Series 2017-GS7 E
3.000%, 8/10/50§	10,000	8,229
Series 2017-GS7 XA
1.285%, 8/10/50 IO(l)	2,517,535	190,173
HMH Trust,
Series 2017-NSS A
3.062%, 7/5/31§	110,000	109,066
IMT Trust,
Series 2017-APTS AFX
3.478%, 6/15/34§	100,000	98,980
Series 2017-APTS DFX
3.613%, 6/15/34(l)§	100,000	95,681
JP Morgan Chase Commercial Mortgage Securities Corp.,
Series 2017-FL10 B
3.158%, 6/15/32(l)§	51,000	51,436
Series 2017-FL10 C
3.408%, 6/15/32(l)§	39,000	39,354
Series 2017-FL10 D
4.058%, 6/15/32(l)§	126,000	126,695
Series 2018-LAQ A
3.158%, 6/15/32(b)(l)§	623,000	623,774

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

	Principal Amount	Value (Note 1)
JP Morgan Chase Commercial Mortgage Securities Trust,
Series 2006-LDP9 AM
5.372%, 5/15/47	$93,963	$93,932
Series 2007-C1 AM
6.149%, 2/15/51(l)	16,459	16,475
Series 2007-CB18 AM
5.466%, 6/12/47(l)	49,197	49,222
Series 2012-CBX A4FL
3.458%, 6/15/45(l)§	100,000	101,928
Series 2014-C20 A5
3.805%, 7/15/47	30,000	30,341
Series 2015-JP1 C
4.900%, 1/15/49(l)	80,000	81,877
Series 2015-JP1 E
4.400%, 1/15/49(l)§	130,000	120,581
Series 2015-UES C
3.742%, 9/5/32(l)§	100,000	99,605
Series 2016-JP3 XC
0.750%, 8/15/49 IO(l)§	240,000	11,408
Series 2017-MAUI C
3.383%, 7/15/34(l)§	55,000	55,139
Series 2017-MAUI D
4.083%, 7/15/34(l)§	151,000	151,853
Series 2017-MAUI E
5.083%, 7/15/34(l)§	45,000	45,451
Series 2017-MAUI F
5.883%, 7/15/34(l)§	64,000	64,679
Series 2018-WPT EFX
5.542%, 7/5/33§	120,000	122,105
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C21 A5
3.775%, 8/15/47	50,000	50,477
Series 2014-C22 A4
3.801%, 9/15/47	10,000	10,089
Series 2014-C25 XA
1.099%, 11/15/47 IO(l)	3,861,476	154,254
Series 2015-C27 D
3.983%, 2/15/48(l)§	300,000	272,998
Series 2015-C32 XA
1.602%, 11/15/48 IO(l)	2,386,280	121,736
Series 2015-C33 C
4.772%, 12/15/48(l)	221,000	222,679
Series 2015-C33 D1
4.272%, 12/15/48(l)§	200,000	192,156
JPMCC Commercial Mortgage Securities Trust,
Series 2017-JP7 B
4.050%, 9/15/50	10,000	9,931
JPMDB Commercial Mortgage Securities Trust,
Series 2016-C2 XA
1.849%, 6/15/49 IO(l)	1,796,326	144,472
Series 2016-C4 XC
0.750%, 12/15/49 IO(l)§	1,800,000	89,331
LCCM,
Series 2017-LC26 C
4.706%, 7/12/50§	300,000	293,765
Lone Star Portfolio Trust,
Series 2015-LSP A1A2
4.208%, 9/15/28(l)§	7,296	7,303
Series 2015-LSP D
6.408%, 9/15/28(l)§	85,322	85,855
LSTAR Commercial Mortgage Trust,
Series 2017-5 X
1.271%, 3/10/50 IO(l)§	3,122,891	145,891
Monarch Beach Resort Trust,
Series 2018-MBR A
3.078%, 7/15/35(l)§	206,000	206,258
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2014-C16 A5
3.892%, 6/15/47	70,000	70,986
Series 2015-C20 ASB
3.069%, 2/15/48	1,000,000	987,187
Series 2015-C20 B
4.160%, 2/15/48	150,000	151,108
Series 2015-C20 C
4.611%, 2/15/48(l)	150,000	148,192
Series 2015-C20 XA
1.500%, 2/15/48 IO(l)	2,850,076	168,136
Series 2015-C21 C
4.298%, 3/15/48(l)	300,000	293,265
Series 2015-C22 XA
1.259%, 4/15/48 IO(l)	95,645	4,836
Series 2015-C23 A4
3.719%, 7/15/50	15,000	15,050
Series 2015-C23 D
4.270%, 7/15/50(l)§	100,000	89,878
Series 2015-C25 C
4.679%, 10/15/48(l)	70,000	70,986
Series 2015-C25 D
3.068%, 10/15/48	60,000	51,609
Series 2015-C27 ASB
3.557%, 12/15/47	500,000	503,165
Series 2016-C29 XB
1.115%, 5/15/49 IO(l)	1,020,000	64,615
Series 2016-C31 ASB
2.952%, 11/15/49	1,000,000	980,213
Series 2016-C31 C
4.462%, 11/15/49(l)	215,000	212,449
Series 2016-C31 XA
1.587%, 11/15/49 IO(l)	980,207	81,438
Series 2016-C32 A4
3.720%, 12/15/49	166,000	165,059
Series 2017-C33 C
4.558%, 5/15/50(l)	40,000	40,566
Morgan Stanley Capital I Trust,
Series 2014-CPT B
3.560%, 7/13/29(l)§	500,000	494,721
Series 2014-CPT E
3.560%, 7/13/29(l)§	100,000	97,665
Series 2017-H1 A5
3.530%, 6/15/50	140,000	136,801
Series 2017-H1 C
4.281%, 6/15/50(l)	100,000	97,077
Series 2017-H1 D
2.546%, 6/15/50§	210,000	172,111
Series 2017-H1 XD
2.360%, 6/15/50 IO(l)§	300,000	46,286
Series 2017-JWDR D
4.108%, 11/15/34(l)§	90,000	90,283
Series 2018-H3 A5
4.177%, 7/15/51	30,000	30,725
Series 2018-H3 C
5.013%, 7/15/51(l)	40,000	40,521
Series 2018-H3 D
3.000%, 7/15/51(b)§	30,000	24,580
Series 2018-SUN A
3.058%, 7/15/35(l)§	223,000	223,146
Morgan Stanley Capital I, Inc.,
Series 2017-HR2 D
2.730%, 12/15/50	210,000	167,202

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

	Principal Amount	Value (Note 1)
Natixis Commercial Mortgage Securities Trust,
Series 2018-FL1 A
3.108%, 6/15/35(l)§	$228,000	$227,601
Olympic Tower Mortgage Trust,
Series 2017-OT XA
0.511%, 5/10/39 IO(l)§	1,000,000	29,561
One Market Plaza Trust,
Series 2017-1MKT XCP
0.218%, 2/10/32 IO(l)§	1,000,000	4,615
Series 2017-1MKT XNCP
0.000%, 2/10/32 IO(l)§	200,000	—
Rosslyn Portfolio Trust,
Series 2017-ROSS A
3.108%, 6/15/33(l)§	108,000	108,141
Series 2017-ROSS B
3.408%, 6/15/33(l)§	108,000	108,350
UBS Commercial Mortgage Trust,
Series 2018-C8 C
4.862%, 2/15/51(l)	226,000	225,360
VNDO Mortgage Trust,
Series 2013-PENN D
4.079%, 12/13/29(l)§	100,000	99,750
Waldorf Astoria Boca Raton Trust,
Series 2016-BOCA A
3.508%, 6/15/29(l)§	100,000	100,031
Series 2016-BOCA B
4.208%, 6/15/29(l)§	184,000	184,060
Series 2016-BOCA C
4.658%, 6/15/29(l)§	155,000	155,100
Wells Fargo Commercial Mortgage Trust,
Series 2014-LC18 A5
3.405%, 12/15/47	10,000	9,854
Series 2015-C26 D
3.586%, 2/15/48§	300,000	246,936
Series 2015-C27 C
3.894%, 2/15/48	300,000	283,300
Series 2015-C27 XA
1.047%, 2/15/48 IO(l)	3,815,886	173,352
Series 2015-C31 A4
3.695%, 11/15/48	50,000	49,915
Series 2015-NXS1 XA
1.299%, 5/15/48 IO(l)	2,662,136	128,876
Series 2015-NXS2 A5
3.767%, 7/15/58(l)	170,000	170,952
Series 2015-NXS2 XA
0.900%, 7/15/58 IO(l)	4,570,302	153,033
Series 2015-NXS4 A4
3.718%, 12/15/48	10,000	9,997
Series 2015-P2 A4
3.809%, 12/15/48	30,000	30,159
Series 2016-BNK1 XD
1.407%, 8/15/49 IO(l)§	1,000,000	77,022
Series 2016-C33 C
3.896%, 3/15/59	129,000	123,640
Series 2016-C33 XA
1.946%, 3/15/59 IO(l)	1,304,361	118,140
Series 2016-C34 C
5.197%, 6/15/49(l)	202,000	205,280
Series 2017-C38 A5
3.453%, 7/15/50	20,000	19,451
Series 2017-C38 XA
1.226%, 7/15/50 IO(l)	2,632,129	182,297
Series 2017-C39 C
4.118%, 9/15/50	10,000	9,659
Series 2017-C39 D
4.501%, 9/15/50(l)§	10,000	9,559
Series 2017-C39 XA
1.288%, 9/15/50 IO(l)	2,506,812	186,982
Series 2017-HSDB A
2.998%, 12/13/31(l)§	100,000	100,068
Series 2018-C44 D
3.000%, 5/15/51(b)§	20,000	16,165
Series 2018-C45 C
4.727%, 6/15/51	10,000	9,917
WFRBS Commercial Mortgage Trust,
Series 2011-C3 A3FL
3.108%, 3/15/44(l)§	4,107	4,121
Series 2014-C21 A5
3.678%, 8/15/47	50,000	50,180

Total Commercial Mortgage-Backed Securities		33,252,508

Corporate Bonds (32.3%)
Communication Services (2.8%)
Diversified Telecommunication Services (1.0%)
Altice France SA
7.375%, 5/1/26§	300,000	300,000
AT&T, Inc.
5.875%, 10/1/19	36,000	37,015
3.200%, 3/1/22	35,000	34,486
3.950%, 1/15/25	50,000	49,250
3.400%, 5/15/25	150,000	142,815
4.250%, 3/1/27	150,000	147,962
4.100%, 2/15/28§	220,000	213,533

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

	Principal Amount	Value (Note 1)
4.300%, 2/15/30§	$665,000	$641,336
5.250%, 3/1/37	139,000	138,516
4.350%, 6/15/45	180,000	155,011
5.150%, 2/15/50§	110,000	103,796
Deutsche Telekom International Finance BV
2.225%, 1/17/20§	600,000	592,927
1.950%, 9/19/21§	450,000	429,070
3.600%, 1/19/27§	150,000	141,445
Sprint Capital Corp.
6.900%, 5/1/19	500,000	507,500
Telefonica Emisiones SAU
5.134%, 4/27/20	33,000	33,919
5.462%, 2/16/21	45,000	46,958
4.665%, 3/6/38	155,000	145,410
Telstra Corp. Ltd.
4.800%, 10/12/21§	500,000	514,803
TELUS Corp.
4.600%, 11/16/48	10,000	9,935
Verizon Communications, Inc.
(ICE LIBOR USD 3 Month + 0.55%), 2.860%, 5/22/20(k)	550,000	553,118
(ICE LIBOR USD 3 Month + 1.10%), 3.414%, 5/15/25(k)	500,000	504,499
4.125%, 3/16/27	150,000	150,625
4.329%, 9/21/28§	1,102,000	1,107,413
4.500%, 8/10/33	265,000	261,623
4.400%, 11/1/34	50,000	48,769
4.125%, 8/15/46	60,000	53,656
5.500%, 3/16/47	140,000	152,289

		7,217,679

Entertainment (0.2%)
21st Century Fox America, Inc.
4.500%, 2/15/21	41,000	42,158
3.000%, 9/15/22	36,000	35,438
Activision Blizzard, Inc.
3.400%, 6/15/27	10,000	9,404
NBCUniversal Media LLC
5.150%, 4/30/20	54,000	55,743
4.375%, 4/1/21	54,000	55,347
4.450%, 1/15/43	86,000	82,147
Viacom, Inc.
2.750%, 12/15/19	31,000	30,678
4.500%, 3/1/21	79,000	80,452
4.250%, 9/1/23	62,000	62,273
6.875%, 4/30/36	30,000	34,387
Walt Disney Co. (The)
1.800%, 6/5/20	150,000	147,064
2.750%, 8/16/21	27,000	26,597
2.350%, 12/1/22	45,000	43,153
3.150%, 9/17/25	75,000	72,785
Warner Media LLC
2.100%, 6/1/19	253,000	251,803
3.600%, 7/15/25	153,000	146,134
3.800%, 2/15/27	180,000	171,949
4.650%, 6/1/44	15,000	13,484
4.850%, 7/15/45	91,000	84,502

		1,445,498

Interactive Media & Services (0.0%)
Alphabet, Inc.
3.625%, 5/19/21	36,000	36,589
Baidu, Inc.
2.875%, 7/6/22	200,000	191,977

		228,566

Media (1.0%)
Altice Financing SA
6.625%, 2/15/23§	800,000	806,000
Altice Finco SA
7.625%, 2/15/25§	200,000	180,500
Altice Luxembourg SA
7.625%, 2/15/25(x)§	300,000	271,500
CBS Corp.
2.300%, 8/15/19	123,000	122,226
2.900%, 6/1/23§	50,000	47,270
3.700%, 8/15/24	62,000	60,080
Charter Communications Operating LLC
3.579%, 7/23/20	635,000	633,412
4.464%, 7/23/22	152,000	154,090
4.500%, 2/1/24	205,000	205,769
4.908%, 7/23/25	1,241,000	1,259,119
6.384%, 10/23/35	202,000	218,059
5.375%, 5/1/47	38,000	36,157
5.750%, 4/1/48	52,000	51,922
Comcast Corp.
3.125%, 7/15/22	45,000	44,380
2.750%, 3/1/23	100,000	96,428
3.150%, 3/1/26	325,000	306,223
4.250%, 1/15/33	100,000	97,862
4.400%, 8/15/35	70,000	68,687
3.200%, 7/15/36	7,000	5,886
3.400%, 7/15/46	98,000	79,785
Cox Communications, Inc.
3.150%, 8/15/24§	220,000	207,947
Discovery Communications LLC
2.950%, 3/20/23	75,000	71,733
3.800%, 3/13/24	128,000	125,176
3.900%, 11/15/24§	50,000	48,819
3.950%, 6/15/25§	60,000	58,491
5.200%, 9/20/47	30,000	29,321
DISH DBS Corp.
7.875%, 9/1/19	500,000	517,600
Interpublic Group of Cos., Inc. (The)
3.500%, 10/1/20	25,000	25,004
3.750%, 10/1/21	15,000	15,031
4.650%, 10/1/28	15,000	15,026
Omnicom Group, Inc.
4.450%, 8/15/20	36,000	36,745
RELX Capital, Inc.
3.125%, 10/15/22	75,000	73,150
Time Warner Cable LLC
5.000%, 2/1/20	1,114,000	1,133,606
4.125%, 2/15/21	160,000	160,928
4.000%, 9/1/21	67,000	67,377
5.500%, 9/1/41	61,000	58,926
4.500%, 9/15/42	7,000	5,959
WPP Finance 2010
3.625%, 9/7/22	27,000	26,521

		7,422,715

Wireless Telecommunication Services (0.6%)
America Movil SAB de CV
5.000%, 3/30/20	100,000	102,420
Crown Castle Towers LLC
3.222%, 5/15/22§	400,000	390,661
Rogers Communications, Inc.
4.100%, 10/1/23	50,000	50,739
5.000%, 3/15/44	19,000	19,811
Sprint Communications, Inc.
9.000%, 11/15/18§	400,000	402,500
7.000%, 8/15/20	500,000	521,800
Sprint Spectrum Co. LLC
3.360%, 9/20/21§	823,500	822,471
4.738%, 3/20/25§	775,000	773,682

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

	Principal Amount	Value (Note 1)
Vodafone Group plc
2.500%, 9/26/22	$45,000	$43,173
2.950%, 2/19/23	45,000	43,406
3.750%, 1/16/24	796,000	785,766
4.125%, 5/30/25	75,000	74,351
5.250%, 5/30/48	225,000	224,796

		4,255,576

Total Communication Services		20,570,034

Consumer Discretionary (0.9%)
Auto Components (0.1%)
Aptiv Corp.
4.150%, 3/15/24	40,000	39,868
Aptiv plc
4.250%, 1/15/26	87,000	86,299
4.400%, 10/1/46	61,000	54,551
Lear Corp.
5.250%, 1/15/25	25,000	25,814
ZF North America Capital, Inc.
4.750%, 4/29/25§	325,000	324,313

		530,845

Automobiles (0.2%)
Daimler Finance North America LLC
2.250%, 3/2/20§	250,000	246,430
3.100%, 5/4/20§	150,000	149,454
2.300%, 2/12/21§	185,000	179,900
3.350%, 5/4/21(b)§	190,000	189,007
General Motors Co.
6.750%, 4/1/46	10,000	10,861
5.400%, 4/1/48	10,000	9,292
Hyundai Capital America
2.550%, 4/3/20§	441,000	433,514
Toyota Motor Corp.
3.669%, 7/20/28	30,000	29,790
Volkswagen Group of America Finance LLC
2.450%, 11/20/19§	500,000	495,699

		1,743,947

Diversified Consumer Services (0.0%)
Boston University
Series CC
4.061%, 10/1/48	34,000	33,594
Massachusetts Institute of Technology
3.959%, 7/1/38	112,000	111,976

		145,570

Hotels, Restaurants & Leisure (0.2%)
GLP Capital LP
4.875%, 11/1/20	20,000	20,378
5.375%, 11/1/23	10,000	10,347
5.250%, 6/1/25	410,000	416,642
5.375%, 4/15/26	15,000	15,232
5.750%, 6/1/28	10,000	10,364
Marriott International, Inc.
3.250%, 9/15/22	45,000	44,087
Series X
4.000%, 4/15/28	25,000	24,569
McDonald’s Corp.
3.500%, 7/15/20	29,000	29,210
2.750%, 12/9/20	20,000	19,854
3.350%, 4/1/23	15,000	14,849
3.700%, 1/30/26	75,000	73,774
4.700%, 12/9/35	80,000	83,062
3.700%, 2/15/42	20,000	17,360
4.875%, 12/9/45	104,000	108,402
4.450%, 3/1/47	40,000	39,113
MGM Resorts International
8.625%, 2/1/19	600,000	610,500
Starbucks Corp.
2.200%, 11/22/20	25,000	24,518
2.450%, 6/15/26	50,000	45,045

		1,607,306

Household Durables (0.2%)
DR Horton, Inc.
4.000%, 2/15/20	20,000	20,100
4.375%, 9/15/22	400,000	403,011
Leggett & Platt, Inc.
3.500%, 11/15/27	25,000	23,352
Newell Brands, Inc.
2.875%, 12/1/19	218,000	217,294
3.150%, 4/1/21	100,000	98,384
3.900%, 11/1/25	75,000	70,140
NVR, Inc.
3.950%, 9/15/22	27,000	26,905
Toll Brothers Finance Corp.
5.875%, 2/15/22	170,000	177,756
Tupperware Brands Corp.
4.750%, 6/1/21	36,000	36,747
Whirlpool Corp.
4.000%, 3/1/24	30,000	29,831

		1,103,520

Internet & Direct Marketing Retail (0.1%)
Alibaba Group Holding Ltd.
2.500%, 11/28/19	200,000	198,163
Amazon.com, Inc.
2.400%, 2/22/23	100,000	96,247
3.800%, 12/5/24	50,000	50,824
5.200%, 12/3/25	100,000	109,810
3.150%, 8/22/27	50,000	47,770
Booking Holdings, Inc.
2.750%, 3/15/23	50,000	47,913
eBay, Inc.
3.250%, 10/15/20	36,000	35,835
2.600%, 7/15/22	45,000	43,447
Expedia Group, Inc.
5.950%, 8/15/20	54,000	56,430
QVC, Inc.
4.375%, 3/15/23	36,000	35,460

		721,899

Leisure Products (0.0%)
Hasbro, Inc.
3.500%, 9/15/27	15,000	13,875

Multiline Retail (0.0%)
Dollar General Corp.
4.150%, 11/1/25	75,000	75,008
Dollar Tree, Inc.
4.000%, 5/15/25	100,000	97,796
Macy’s Retail Holdings, Inc.
4.375%, 9/1/23(x)	50,000	50,022
Nordstrom, Inc.
4.750%, 5/1/20	36,000	36,865
Target Corp.
2.900%, 1/15/22	27,000	26,800

		286,491

Specialty Retail (0.1%)
AutoNation, Inc.
3.500%, 11/15/24	25,000	23,575
AutoZone, Inc.
4.000%, 11/15/20	45,000	45,512
Home Depot, Inc. (The)
4.400%, 4/1/21	45,000	46,395
2.625%, 6/1/22	100,000	97,826
2.125%, 9/15/26	65,000	57,970
5.875%, 12/16/36	65,000	78,931

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

	Principal Amount	Value (Note 1)
Lowe’s Cos., Inc.
4.625%, 4/15/20	$54,000	$54,848
2.500%, 4/15/26	100,000	91,720
4.375%, 9/15/45	90,000	90,493
O’Reilly Automotive, Inc.
4.350%, 6/1/28	50,000	50,220

		637,490

Textiles, Apparel & Luxury Goods (0.0%)
Cintas Corp. No. 2
3.700%, 4/1/27	100,000	97,135
NIKE, Inc.
2.250%, 5/1/23	36,000	34,422

		131,557

Total Consumer Discretionary		6,922,500

Consumer Staples (1.7%)
Beverages (0.6%)
Anheuser-Busch InBev Finance, Inc.
3.300%, 2/1/23	140,000	138,163
3.700%, 2/1/24	62,000	61,777
3.650%, 2/1/26	200,000	194,454
4.700%, 2/1/36	275,000	275,222
4.900%, 2/1/46	80,000	80,781
Anheuser-Busch InBev Worldwide, Inc.
3.750%, 1/15/22	200,000	201,548
2.500%, 7/15/22	91,000	87,806
3.500%, 1/12/24	80,000	79,164
Bacardi Ltd.
4.450%, 5/15/25§	500,000	498,125
Coca-Cola Co. (The)
1.875%, 10/27/20	150,000	146,595
3.150%, 11/15/20	45,000	45,117
2.200%, 5/25/22	35,000	33,756
3.200%, 11/1/23	62,000	61,451
2.900%, 5/25/27	50,000	47,208
Coca-Cola Femsa SAB de CV
4.625%, 2/15/20	100,000	101,409
Constellation Brands, Inc.
3.875%, 11/15/19	5,000	5,042
2.250%, 11/6/20	500,000	488,715
3.750%, 5/1/21	10,000	10,051
2.650%, 11/7/22	100,000	95,336
4.250%, 5/1/23	25,000	25,236
Keurig Dr Pepper, Inc.
3.551%, 5/25/21(b)§	580,000	578,772
4.057%, 5/25/23§	64,000	63,954
Molson Coors Brewing Co.
3.000%, 7/15/26	100,000	90,382
PepsiCo, Inc.
1.700%, 10/6/21	125,000	119,985
2.750%, 3/1/23	62,000	60,528
2.750%, 4/30/25	75,000	71,746
3.000%, 10/15/27	100,000	95,135
4.000%, 5/2/47(x)	65,000	63,255
Pernod Ricard SA
4.250%, 7/15/22(b)§	600,000	609,557

		4,430,270

Food & Staples Retailing (0.2%)
Costco Wholesale Corp.
1.700%, 12/15/19	45,000	44,392
2.300%, 5/18/22	50,000	48,303
Kroger Co. (The)
1.500%, 9/30/19	200,000	197,142
2.800%, 8/1/22	25,000	24,126
2.650%, 10/15/26(x)	200,000	178,170
Sysco Corp.
2.600%, 10/1/20	50,000	49,407
3.250%, 7/15/27	50,000	47,029
Walgreen Co.
3.100%, 9/15/22	36,000	35,138
Walgreens Boots Alliance, Inc.
3.800%, 11/18/24	150,000	148,130
3.450%, 6/1/26	75,000	71,143
4.800%, 11/18/44	6,000	5,826
Walmart, Inc.
1.900%, 12/15/20	75,000	73,199
3.125%, 6/23/21	25,000	25,049
2.550%, 4/11/23	54,000	52,319
3.400%, 6/26/23	25,000	25,060
3.300%, 4/22/24	37,000	36,771
2.650%, 12/15/24	50,000	47,777
3.550%, 6/26/25	75,000	75,352
3.700%, 6/26/28	50,000	49,904
4.050%, 6/29/48	35,000	34,898

		1,269,135

Food Products (0.4%)
Archer-Daniels-Midland Co.
2.500%, 8/11/26	50,000	45,598
Bunge Ltd. Finance Corp.
4.350%, 3/15/24	50,000	49,472
Campbell Soup Co.
3.300%, 3/15/21	600,000	595,677
3.650%, 3/15/23	50,000	49,026
4.150%, 3/15/28	25,000	23,880
Conagra Brands, Inc.
3.200%, 1/25/23	29,000	28,188
Danone SA
2.589%, 11/2/23§	600,000	566,067
General Mills, Inc.
3.200%, 4/16/21	65,000	64,655
2.600%, 10/12/22	25,000	23,953
3.700%, 10/17/23	20,000	19,799
4.000%, 4/17/25	48,000	47,476
4.200%, 4/17/28	15,000	14,772
Hershey Co. (The)
3.375%, 5/15/23	25,000	24,974
JM Smucker Co. (The)
2.200%, 12/6/19	50,000	49,497
3.500%, 10/15/21	36,000	36,061
Kellogg Co.
4.000%, 12/15/20	29,000	29,446
2.650%, 12/1/23	50,000	47,537
Kraft Heinz Foods Co.
3.500%, 6/6/22	91,000	90,262
4.000%, 6/15/23	600,000	601,992
3.950%, 7/15/25	100,000	98,356
Mead Johnson Nutrition Co.
4.900%, 11/1/19	36,000	36,651
Tyson Foods, Inc.
4.500%, 6/15/22	91,000	93,642
3.900%, 9/28/23	30,000	30,094
3.950%, 8/15/24	115,000	114,811
3.550%, 6/2/27	70,000	65,965
5.100%, 9/28/48	30,000	30,599
Unilever Capital Corp.
3.000%, 3/7/22	100,000	99,017
2.900%, 5/5/27	100,000	93,636

		3,071,103

Household Products (0.0%)
Clorox Co. (The)
3.500%, 12/15/24	25,000	24,682
Colgate-Palmolive Co.
3.250%, 3/15/24	62,000	61,483

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

	Principal Amount	Value (Note 1)
Procter & Gamble Co. (The)
1.900%, 11/1/19	$50,000	$49,464
1.700%, 11/3/21	125,000	119,893

		255,522

Tobacco (0.5%)
Altria Group, Inc.
4.750%, 5/5/21	45,000	46,528
2.850%, 8/9/22	45,000	43,910
BAT Capital Corp.
2.764%, 8/15/22§	350,000	337,312
3.222%, 8/15/24§	90,000	85,880
3.557%, 8/15/27§	600,000	559,081
4.540%, 8/15/47§	114,000	104,975
BAT International Finance plc
3.250%, 6/7/22(b)§	400,000	392,780
3.500%, 6/15/22(b)§	400,000	395,748
Imperial Brands Finance plc
2.950%, 7/21/20§	400,000	396,267
Philip Morris International, Inc.
1.875%, 11/1/19	50,000	49,445
2.625%, 2/18/22	15,000	14,603
2.625%, 3/6/23	36,000	34,598
3.250%, 11/10/24	150,000	146,026
Reynolds American, Inc.
6.875%, 5/1/20	545,000	572,926
4.450%, 6/12/25	440,000	442,059

		3,622,138

Total Consumer Staples		12,648,168

Energy (2.1%)
Energy Equipment & Services (0.2%)
Baker Hughes a GE Co. LLC
3.337%, 12/15/27	100,000	93,828
Halliburton Co.
3.500%, 8/1/23	50,000	49,723
3.800%, 11/15/25	475,000	470,835
5.000%, 11/15/45	6,000	6,391
Odebrecht Drilling Norbe VIII/IX Ltd.
6.350%, 12/1/21§	82,204	80,149
7.350%, 12/1/26 PIK§	172,903	101,148
Odebrecht Offshore Drilling Finance Ltd.
6.720%, 12/1/22§	135,594	128,306
7.720%, 12/1/26 PIK§	468,925	133,643
Odebrecht Oil & Gas Finance Ltd.
(Zero Coupon), 11/5/18(y)§	163,662	1,637
Patterson-UTI Energy, Inc.
3.950%, 2/1/28	50,000	46,897
Schlumberger Holdings Corp.
3.000%, 12/21/20§	133,000	131,723

		1,244,280

Oil, Gas & Consumable Fuels (1.9%)
Anadarko Petroleum Corp.
5.550%, 3/15/26	50,000	53,223
6.200%, 3/15/40	80,000	88,995
Andeavor
4.750%, 12/15/23	40,000	41,324
5.125%, 12/15/26	100,000	104,750
3.800%, 4/1/28	15,000	14,277
Andeavor Logistics LP
3.500%, 12/1/22	25,000	24,609
Antero Resources Corp.
5.125%, 12/1/22	170,000	172,635
Apache Corp.
3.250%, 4/15/22	21,000	20,672
2.625%, 1/15/23	63,000	60,051
5.100%, 9/1/40	50,000	49,412
4.250%, 1/15/44	145,000	128,955
BP Capital Markets plc
4.500%, 10/1/20	91,000	93,309
3.245%, 5/6/22	54,000	53,666
2.500%, 11/6/22	27,000	26,081
3.814%, 2/10/24	100,000	100,617
3.588%, 4/14/27	100,000	97,846
3.279%, 9/19/27	50,000	47,724
Buckeye Partners LP
4.875%, 2/1/21	36,000	36,462
Canadian Natural Resources Ltd.
2.950%, 1/15/23	50,000	48,224
Cenovus Energy, Inc.
5.700%, 10/15/19	20,000	20,392
3.000%, 8/15/22	15,000	14,381
4.250%, 4/15/27	150,000	144,975
Chevron Corp.
2.100%, 5/16/21	50,000	48,706
2.355%, 12/5/22	27,000	25,995
3.191%, 6/24/23	75,000	74,340
2.895%, 3/3/24	150,000	145,916
2.954%, 5/16/26	50,000	47,755
Cimarex Energy Co.
4.375%, 6/1/24	130,000	131,084
3.900%, 5/15/27	90,000	85,824
CNOOC Finance 2013 Ltd.
3.000%, 5/9/23	128,000	122,845
CNOOC Finance 2015 USA LLC
3.500%, 5/5/25	200,000	191,975
Columbia Pipeline Group, Inc.
3.300%, 6/1/20	100,000	99,842
Concho Resources, Inc.
4.375%, 1/15/25	50,000	50,432
3.750%, 10/1/27	280,000	268,262
Continental Resources, Inc.
5.000%, 9/15/22	108,000	109,566
4.500%, 4/15/23	567,000	576,923
3.800%, 6/1/24	70,000	68,556
4.375%, 1/15/28	20,000	19,852
Devon Energy Corp.
4.000%, 7/15/21	36,000	36,292
Ecopetrol SA
5.875%, 9/18/23	75,000	79,725
Enbridge, Inc.
2.900%, 7/15/22	110,000	106,718
3.700%, 7/15/27	140,000	135,192
Encana Corp.
3.900%, 11/15/21	50,000	50,187
Energy Transfer Partners LP
5.200%, 2/1/22	54,000	56,068
5.875%, 3/1/22	165,000	174,695
4.050%, 3/15/25	100,000	97,905
Enterprise Products Operating LLC
2.550%, 10/15/19	300,000	298,809
2.850%, 4/15/21	30,000	29,602
3.350%, 3/15/23	64,000	63,207
3.700%, 2/15/26	100,000	98,353
5.100%, 2/15/45	23,000	24,345
4.900%, 5/15/46	277,000	285,497
EOG Resources, Inc.
4.100%, 2/1/21	45,000	45,755
4.150%, 1/15/26	58,000	59,431
EQT Corp.
3.900%, 10/1/27	50,000	46,853
EQT Midstream Partners LP
4.750%, 7/15/23	25,000	25,281
Equinor ASA
2.900%, 11/8/20	60,000	59,713

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

	Principal Amount		Value (Note 1)
3.625%, 9/10/28		$100,000	$99,158
Exxon Mobil Corp.
1.819%, 3/15/19		150,000	149,562
2.222%, 3/1/21		20,000	19,602
2.397%, 3/6/22		100,000	97,089
3.043%, 3/1/26		50,000	48,484
Florida Gas Transmission Co. LLC
5.450%, 7/15/20(b)§		500,000	515,775
Hess Corp.
5.800%, 4/1/47		35,000	36,904
Husky Energy, Inc.
4.000%, 4/15/24		100,000	99,648
Kerr-McGee Corp.
6.950%, 7/1/24		300,000	338,430
Kinder Morgan Energy Partners LP
6.850%, 2/15/20		45,000	47,124
5.000%, 10/1/21		45,000	46,892
3.950%, 9/1/22		45,000	45,292
4.250%, 9/1/24		75,000	75,441
Kinder Morgan, Inc.
3.050%, 12/1/19		50,000	49,927
4.300%, 6/1/25		300,000	302,639
5.050%, 2/15/46		180,000	178,291
Marathon Oil Corp.
2.800%, 11/1/22		36,000	34,515
Marathon Petroleum Corp.
5.125%, 3/1/21		27,000	28,027
5.850%, 12/15/45		75,000	80,512
MPLX LP
4.000%, 2/15/25		100,000	98,580
Newfield Exploration Co.
5.375%, 1/1/26		170,000	175,737
NGPL PipeCo LLC
4.375%, 8/15/22§		43,000	43,376
Noble Energy, Inc.
4.150%, 12/15/21		45,000	45,495
Northwest Pipeline LLC
4.000%, 4/1/27§		140,000	135,225
Occidental Petroleum Corp.
3.400%, 4/15/26		100,000	97,818
Series 1
4.100%, 2/1/21		54,000	54,911
ONEOK Partners LP
3.375%, 10/1/22		36,000	35,428
Petrobras Global Finance BV
6.125%, 1/17/22		204,000	209,987
Petroleos Mexicanos
6.000%, 3/5/20		113,000	116,333
3.500%, 7/23/20		75,000	74,625
6.375%, 2/4/21		50,000	52,325
3.500%, 1/30/23		41,000	38,906
6.875%, 8/4/26		50,000	52,620
6.500%, 3/13/27		75,000	76,238
5.350%, 2/12/28§		78,000	73,515
6.750%, 9/21/47		13,000	12,350
Phillips 66
(ICE LIBOR USD 3 Month + 0.60%), 2.911%, 2/26/21(k)		600,000	604,358
4.300%, 4/1/22		73,000	74,944
Phillips 66 Partners LP
3.550%, 10/1/26		25,000	23,536
Pioneer Natural Resources Co.
3.950%, 7/15/22		36,000	36,282
4.450%, 1/15/26		450,000	460,965
Plains All American Pipeline LP
2.600%, 12/15/19		25,000	24,800
5.000%, 2/1/21		36,000	36,836
4.500%, 12/15/26		50,000	49,985
Rio Oil Finance Trust
Series 2014-1
9.250%, 7/6/24§		266,332	282,644
Rockies Express Pipeline LLC
5.625%, 4/15/20§		200,000	205,500
Sabine Pass Liquefaction LLC
5.625%, 2/1/21(e)		75,000	78,081
5.750%, 5/15/24		1,210,000	1,297,549
5.625%, 3/1/25		50,000	53,291
5.875%, 6/30/26		90,000	97,354
Spectra Energy Partners LP
4.750%, 3/15/24		50,000	51,587
Suncor Energy, Inc.
3.600%, 12/1/24		50,000	49,395
Sunoco Logistics Partners Operations LP
4.400%, 4/1/21		100,000	102,117
Total Capital International SA
2.875%, 2/17/22		45,000	44,289
3.750%, 4/10/24		75,000	75,813
Total Capital SA
4.125%, 1/28/21		36,000	36,742
TransCanada PipeLines Ltd.
2.500%, 8/1/22		32,000	30,742
4.250%, 5/15/28		100,000	100,054
4.875%, 5/15/48		120,000	122,498
Transcontinental Gas Pipe Line Co. LLC
7.850%, 2/1/26		122,000	148,768
4.000%, 3/15/28		80,000	78,028
4.600%, 3/15/48		145,000	140,102
Valero Energy Corp.
6.125%, 2/1/20		66,000	68,479
3.650%, 3/15/25		175,000	171,547
Western Gas Partners LP
4.650%, 7/1/26		25,000	24,522
4.750%, 8/15/28		15,000	14,688
Williams Cos., Inc. (The)
3.700%, 1/15/23		60,000	59,334
4.500%, 11/15/23		50,000	50,929
4.300%, 3/4/24		50,000	50,367
4.550%, 6/24/24		715,000	726,596

			14,443,584

Total Energy			15,687,864

Financials (14.8%)
Banks (8.9%)
ABN AMRO Bank NV
2.650%, 1/19/21(b)§		235,000	230,699
Australia & New Zealand Banking Group Ltd.
3.300%, 5/17/21		250,000	248,842
Banco Espirito Santo SA
4.000%, 1/21/19(h)(m)(r)	EUR	900,000	308,259
Banco Santander SA
3.125%, 2/23/23		$200,000	189,730
3.848%, 4/12/23		200,000	194,898
Bank of America Corp.
2.625%, 4/19/21		50,000	49,096
5.000%, 5/13/21		2,000	2,081
(ICE LIBOR USD 3 Month + 0.63%), 2.328%, 10/1/21(k)		760,000	742,405
(ICE LIBOR USD 3 Month + 0.65%), 2.987%, 10/1/21(k)		600,000	603,612
(ICE LIBOR USD 3 Month + 0.37%), 2.738%, 1/23/22(k)		100,000	98,315
3.300%, 1/11/23		265,000	261,303

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

	Principal Amount		Value (Note 1)
(ICE LIBOR USD 3 Month + 1.02%), 2.881%, 4/24/23(k)		$300,000	$291,083
(ICE LIBOR USD 3 Month + 1.00%), 3.342%, 4/24/23(k)		400,000	404,918
4.100%, 7/24/23		500,000	509,237
(ICE LIBOR USD 3 Month + 0.79%), 3.004%, 12/20/23(k)		2,148,000	2,086,353
4.125%, 1/22/24		62,000	62,947
(ICE LIBOR USD 3 Month + 0.79%), 3.106%, 3/5/24(k)		300,000	300,286
(ICE LIBOR USD 3 Month + 0.78%), 3.550%, 3/5/24(k)		500,000	493,835
4.000%, 4/1/24		50,000	50,421
4.200%, 8/26/24		400,000	400,572
4.000%, 1/22/25		75,000	73,954
3.875%, 8/1/25		327,000	324,549
3.500%, 4/19/26		125,000	120,784
(ICE LIBOR USD 3 Month + 1.51%), 3.705%, 4/24/28(k)		125,000	120,023
(ICE LIBOR USD 3 Month + 1.04%), 3.419%, 12/20/28(k)		307,000	288,057
(ICE LIBOR USD 3 Month + 1.31%), 4.271%, 7/23/29(k)		50,000	49,902
Series L
3.950%, 4/21/25		290,000	284,204
4.183%, 11/25/27		90,000	87,825
Bank of Montreal
2.100%, 12/12/19		65,000	64,357
2.350%, 9/11/22		100,000	95,733
2.550%, 11/6/22		27,000	26,004
Bank of Nova Scotia (The)
1.875%, 4/26/21		600,000	580,511
(ICE LIBOR USD 3 Month + 2.65%), 4.650%, 10/12/22(k)(y)		25,000	23,437
4.500%, 12/16/25		100,000	100,011
Banque Federative du Credit Mutuel SA
(ICE LIBOR USD 3 Month + 0.96%), 3.308%, 7/20/23(k)(x)§		600,000	603,794
Barclays Bank plc
6.750%, 5/22/19		500,000	512,691
5.140%, 10/14/20		182,000	186,950
7.625%, 11/21/22		900,000	973,710
Barclays plc
(ICE LIBOR USD 3 Month + 2.11%), 4.451%, 8/10/21(k)		900,000	933,627
3.684%, 1/10/23		200,000	194,566
(ICE LIBOR USD 3 Month + 1.63%), 3.956%, 1/10/23(k)		600,000	613,352
(ICE LIBOR USD 3 Month + 1.36%), 4.338%, 5/16/24(k)		200,000	197,510
3.250%, 2/12/27(m)	GBP	500,000	632,456
(ICE LIBOR USD 3 Month + 1.90%), 4.972%, 5/16/29(k)		$200,000	196,840
4.950%, 1/10/47		200,000	184,985
BB&T Corp.
5.250%, 11/1/19		54,000	55,348
2.750%, 4/1/22		200,000	195,786
2.850%, 10/26/24		25,000	23,920
BNP Paribas SA
5.000%, 1/15/21		91,000	94,196
2.950%, 5/23/22§		310,000	299,603
3.250%, 3/3/23		45,000	44,204
3.800%, 1/10/24§		200,000	195,900
Capital One NA
2.950%, 7/23/21		250,000	246,085
CIT Group, Inc.
5.375%, 5/15/20		600,000	615,750
Citibank NA
(ICE LIBOR USD 3 Month + 0.32%), 2.663%, 5/1/20(k)		700,000	701,574
3.050%, 5/1/20		700,000	698,211
2.850%, 2/12/21		300,000	296,243
Citigroup, Inc.
2.550%, 4/8/19		402,000	401,698
2.500%, 7/29/19		371,000	370,267
2.450%, 1/10/20		100,000	99,125
2.650%, 10/26/20		125,000	123,330
2.900%, 12/8/21		360,000	352,625
2.750%, 4/25/22		750,000	727,666
(ICE LIBOR USD 3 Month + 0.96%), 3.295%, 4/25/22(k)		700,000	708,388
2.700%, 10/27/22		50,000	48,070
3.375%, 3/1/23		50,000	49,179
(ICE LIBOR USD 3 Month + 0.95%), 2.876%, 7/24/23(k)		105,000	101,503
3.875%, 10/25/23		75,000	74,947
(ICE LIBOR USD 3 Month + 1.02%), 3.344%, 6/1/24(k)		500,000	502,146
3.750%, 6/16/24		75,000	74,020
4.000%, 8/5/24		50,000	49,590
4.400%, 6/10/25		212,000	211,913
3.400%, 5/1/26		100,000	95,213
(ICE LIBOR USD 3 Month + 1.56%), 3.887%, 1/10/28(k)		65,000	62,912
(ICE LIBOR USD 3 Month + 1.39%), 3.668%, 7/24/28(k)		125,000	118,885
(ICE LIBOR USD 3 Month + 1.19%), 4.075%, 4/23/29(k)		250,000	245,174
Citizens Bank NA
2.250%, 3/2/20		295,000	291,158
2.650%, 5/26/22		300,000	288,527
Citizens Financial Group, Inc.
2.375%, 7/28/21		30,000	29,045
Commonwealth Bank of Australia
1.750%, 11/2/18		500,000	499,695
Cooperatieve Rabobank UA
(ICE LIBOR USD 3 Month + 0.43%), 2.765%, 4/26/21(k)		400,000	400,841
3.875%, 2/8/22		91,000	91,698
2.750%, 1/10/23		250,000	240,227
Credit Agricole SA
3.750%, 4/24/23§		500,000	490,856
Credit Suisse Group Funding Guernsey Ltd.
2.750%, 3/26/20		250,000	247,689
3.800%, 9/15/22		500,000	495,703
3.750%, 3/26/25		1,000,000	965,299
4.550%, 4/17/26		250,000	251,550
Dexia Credit Local SA
2.375%, 9/20/22§		900,000	869,677
Discover Bank
4.200%, 8/8/23		500,000	501,596
Fifth Third Bancorp
2.875%, 7/27/20		100,000	99,434
Fifth Third Bank
2.250%, 6/14/21		300,000	291,508
HSBC Bank USA NA
4.875%, 8/24/20		182,000	186,257
HSBC Holdings plc
5.100%, 4/5/21		200,000	207,816
2.650%, 1/5/22		200,000	193,750
4.000%, 3/30/22		91,000	91,850
(ICE LIBOR USD 3 Month + 1.06%), 3.262%, 3/13/23(k)		200,000	195,727

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

	Principal Amount		Value (Note 1)
(ICE LIBOR USD 3 Month + 0.99%), 3.950%, 5/18/24(k)		$200,000	$198,371
4.300%, 3/8/26		200,000	198,866
(ICE LIBOR USD 3 Month + 1.35%), 4.292%, 9/12/26(k)		200,000	197,983
(USD ICE Swap Rate 5 Year + 3.75%), 6.000%, 5/22/27(k)(y)		210,000	200,025
Huntington Bancshares, Inc.
7.000%, 12/15/20		9,000	9,694
3.150%, 3/14/21		100,000	99,186
Huntington National Bank (The)
3.250%, 5/14/21		250,000	248,987
Industrial & Commercial Bank of China Ltd.
2.957%, 11/8/22		250,000	240,542
ING Groep NV
4.100%, 10/2/23		345,000	345,159
Intesa Sanpaolo SpA
3.125%, 7/14/22§		300,000	278,335
5.017%, 6/26/24§		209,000	188,936
JPMorgan Chase & Co.
2.750%, 6/23/20		550,000	545,953
4.400%, 7/22/20		82,000	83,701
4.625%, 5/10/21		340,000	350,629
(ICE LIBOR USD 3 Month + 0.61%), 2.947%, 6/18/22(k)		600,000	601,661
(ICE LIBOR USD 3 Month + 0.61%), 3.514%, 6/18/22(k)		800,000	800,807
3.250%, 9/23/22		64,000	63,433
2.972%, 1/15/23		550,000	535,701
3.200%, 1/25/23		54,000	53,140
(ICE LIBOR USD 3 Month + 0.94%), 2.776%, 4/25/23(k)		50,000	48,624
2.700%, 5/18/23		50,000	47,993
3.875%, 2/1/24		100,000	100,574
(ICE LIBOR USD 3 Month + 0.89%), 3.797%, 7/23/24(k)		130,000	129,713
3.875%, 9/10/24		50,000	49,377
(ICE LIBOR USD 3 Month + 1.16%), 3.220%, 3/1/25(k)		55,000	53,150
3.900%, 7/15/25		374,000	374,676
2.950%, 10/1/26		100,000	92,612
4.125%, 12/15/26		125,000	123,469
(ICE LIBOR USD 3 Month + 1.34%), 3.782%, 2/1/28(k)		255,000	247,829
(ICE LIBOR USD 3 Month + 1.38%), 3.540%, 5/1/28(k)		175,000	166,811
(ICE LIBOR USD 3 Month + 1.36%), 3.882%, 7/24/38(k)		200,000	186,294
KeyBank NA
2.500%, 12/15/19		250,000	248,492
Korea Development Bank (The)
4.625%, 11/16/21		50,000	51,402
Kreditanstalt fuer Wiederaufbau
4.000%, 1/27/20		91,000	92,388
1.750%, 3/31/20		225,000	221,403
1.875%, 6/30/20		125,000	122,820
2.750%, 9/8/20		57,000	56,791
2.750%, 10/1/20		100,000	99,596
1.875%, 12/15/20		50,000	48,828
1.500%, 6/15/21		100,000	96,106
1.750%, 9/15/21		50,000	48,201
2.000%, 11/30/21		150,000	145,317
2.625%, 1/25/22		91,000	89,763
2.125%, 6/15/22		100,000	96,680
2.375%, 12/29/22		135,000	131,144
2.125%, 1/17/23(x)		118,000	113,406
2.500%, 11/20/24		125,000	120,424
2.875%, 4/3/28(x)		90,000	87,717
Landwirtschaftliche Rentenbank
2.000%, 1/13/25		75,000	69,981
1.750%, 7/27/26		75,000	67,402
Series 29
1.375%, 10/23/19(x)		21,000	20,683
Series 37
2.500%, 11/15/27		50,000	47,074
Lloyds Bank plc
3.300%, 5/7/21		200,000	199,095
Lloyds Banking Group plc
4.500%, 11/4/24		200,000	196,259
(ASX Australia Bank Bill Short Term Rates 3 Month Mid + 1.40%), 3.331%, 3/7/25(k)	AUD	700,000	497,955
4.000%, 3/7/25		800,000	574,673
4.450%, 5/8/25		$770,000	768,234
4.650%, 3/24/26		310,000	304,234
Manufacturers & Traders Trust Co.
2.625%, 1/25/21		250,000	245,919
Mitsubishi UFJ Financial Group, Inc.
2.950%, 3/1/21		200,000	197,278
3.535%, 7/26/21		65,000	64,914
2.998%, 2/22/22		72,000	70,465
2.665%, 7/25/22		50,000	48,134
(ICE LIBOR USD 3 Month + 0.74%), 3.061%, 3/2/23(k)		500,000	500,400
3.455%, 3/2/23		1,115,000	1,099,815
3.761%, 7/26/23		50,000	49,694
Mizuho Financial Group, Inc.
2.632%, 4/12/21§		200,000	195,175
2.953%, 2/28/22		730,000	711,032
2.601%, 9/11/22		200,000	190,660
3.549%, 3/5/23		500,000	493,869
(ICE LIBOR USD 3 Month + 1.00%), 3.922%, 9/11/24(k)		235,000	233,543
3.663%, 2/28/27		200,000	192,789
MUFG Americas Holdings Corp.
3.500%, 6/18/22		45,000	44,814
National Australia Bank Ltd.
1.875%, 7/12/21		250,000	239,312
3.625%, 6/20/23		500,000	497,271
Nordea Bank AB
2.125%, 5/29/20§		205,000	201,271
Nordea Kredit Realkreditaktieselskab
1.000%, 10/1/18(m)	DKK	17,700,000	2,756,029
Oesterreichische Kontrollbank AG
1.500%, 10/21/20		$75,000	72,751
2.875%, 9/7/21		25,000	24,863
Oversea-Chinese Banking Corp. Ltd.
(ICE LIBOR USD 3 Month + 0.45%), 2.762%, 5/17/21(k)§		500,000	500,008
PNC Bank NA
2.625%, 2/17/22		125,000	121,966
4.050%, 7/26/28		250,000	249,984
PNC Financial Services Group, Inc. (The)
4.375%, 8/11/20		36,000	36,760
3.900%, 4/29/24		75,000	74,564
Regions Financial Corp.
3.200%, 2/8/21		50,000	49,736
Royal Bank of Canada
2.125%, 3/2/20		100,000	98,832
2.350%, 10/30/20		100,000	98,294
4.650%, 1/27/26		75,000	76,501

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

	Principal Amount	Value (Note 1)
Royal Bank of Scotland Group plc
6.125%, 12/15/22	$45,000	$47,015
(ICE LIBOR USD 3 Month + 1.48%), 3.498%, 5/15/23(k)	270,000	261,607
6.100%, 6/10/23	20,000	20,880
3.875%, 9/12/23	700,000	679,989
6.000%, 12/19/23	40,000	41,624
5.125%, 5/28/24	40,000	40,027
Santander Holdings USA, Inc.
3.400%, 1/18/23	50,000	48,177
4.500%, 7/17/25	50,000	49,346
Santander UK Group Holdings plc
2.875%, 10/16/20	150,000	148,071
2.875%, 8/5/21	846,000	823,030
Santander UK plc
5.000%, 11/7/23§	240,000	241,489
4.000%, 3/13/24	50,000	50,110
Skandinaviska Enskilda Banken AB
(ICE LIBOR USD 3 Month + 0.43%), 2.742%, 5/17/21(k)§	500,000	501,153
3.250%, 5/17/21§	500,000	496,949
Societe Generale SA
4.250%, 9/14/23(b)§	500,000	498,073
Standard Chartered plc
(ICE LIBOR USD 3 Month + 1.15%), 4.247%, 1/20/23(b)(k)§	765,000	764,144
Sumitomo Mitsui Banking Corp.
(ICE LIBOR USD 3 Month + 0.67%), 3.012%, 10/19/18(k)	500,000	500,141
Sumitomo Mitsui Financial Group, Inc.
2.934%, 3/9/21	100,000	98,587
2.784%, 7/12/22	100,000	96,618
2.778%, 10/18/22	25,000	24,078
3.784%, 3/9/26	100,000	97,990
3.364%, 7/12/27	100,000	94,403
3.352%, 10/18/27	100,000	94,119
Sumitomo Mitsui Trust Bank Ltd.
2.050%, 3/6/19§	1,000,000	997,425
1.950%, 9/19/19§	600,000	593,967
SunTrust Bank
2.450%, 8/1/22	100,000	95,648
SunTrust Banks, Inc.
4.000%, 5/1/25	80,000	80,079
Svenska Handelsbanken AB
3.350%, 5/24/21	500,000	498,697
Toronto-Dominion Bank (The)
1.900%, 10/24/19	75,000	74,236
2.250%, 11/5/19	50,000	49,658
3.150%, 9/17/20	50,000	50,104
2.500%, 12/14/20	100,000	98,562
2.500%, 1/18/22§	700,000	682,792
3.500%, 7/19/23	75,000	74,487
UBS Group Funding Switzerland AG
2.950%, 9/24/20§	425,000	421,180
2.650%, 2/1/22§	400,000	385,846
(ICE LIBOR USD 3 Month + 0.95%), 2.859%, 8/15/23(k)§	360,000	345,084
4.125%, 9/24/25§	200,000	198,442
UniCredit SpA
(USD ICE Swap Rate 5 Year + 3.70%), 5.861%, 6/19/32(k)§	203,000	181,015
US Bancorp
2.950%, 7/15/22	209,000	204,392
3.700%, 1/30/24	75,000	75,235
Series V
2.375%, 7/22/26	150,000	135,901
US Bank NA
3.150%, 4/26/21	600,000	599,098
2.850%, 1/23/23	250,000	243,249
Wells Fargo & Co.
2.600%, 7/22/20	67,000	66,258
2.550%, 12/7/20	162,000	159,350
2.500%, 3/4/21	385,000	377,066
4.600%, 4/1/21	75,000	77,126
2.100%, 7/26/21	600,000	578,144
(ICE LIBOR USD 3 Month + 0.93%), 3.268%, 2/11/22(k)	400,000	406,113
3.500%, 3/8/22	36,000	35,894
2.625%, 7/22/22	265,000	255,307
3.000%, 2/19/25	100,000	94,705
3.550%, 9/29/25	100,000	97,424
3.000%, 4/22/26	50,000	46,541
3.000%, 10/23/26	100,000	92,597
4.300%, 7/22/27	100,000	99,525
(ICE LIBOR USD 3 Month + 1.31%), 3.584%, 5/22/28(k)	75,000	71,773
3.900%, 5/1/45	99,000	92,101
Series M
3.450%, 2/13/23	54,000	53,029
Wells Fargo Bank NA
2.150%, 12/6/19	125,000	123,784
3.550%, 8/14/23	600,000	596,591
Westpac Banking Corp.
4.875%, 11/19/19	54,000	55,146
2.100%, 5/13/21	50,000	48,379
2.800%, 1/11/22	100,000	97,680
2.500%, 6/28/22	50,000	48,055
2.700%, 8/19/26	75,000	68,479

		66,170,824

Capital Markets (2.6%)
Affiliated Managers Group, Inc.
4.250%, 2/15/24	50,000	50,484
Ameriprise Financial, Inc.
5.300%, 3/15/20	36,000	37,121
Ares Capital Corp.
3.625%, 1/19/22	50,000	48,955
Bank of New York Mellon Corp. (The)
2.600%, 8/17/20	450,000	445,808
(ICE LIBOR USD 3 Month + 0.87%), 3.182%, 8/17/20(k)	400,000	405,725
4.150%, 2/1/21	36,000	36,766
3.450%, 8/11/23	100,000	99,169
2.450%, 8/17/26	75,000	68,179
(ICE LIBOR USD 3 Month + 1.07%), 3.442%, 2/7/28(k)	125,000	120,650
Series 0012
3.650%, 2/4/24	50,000	49,963
BlackRock, Inc.
3.500%, 3/18/24	50,000	50,002
Series 2
5.000%, 12/10/19	36,000	36,901
Brookfield Finance, Inc.
3.900%, 1/25/28	50,000	47,372
Charles Schwab Corp. (The)
2.650%, 1/25/23	50,000	48,192
3.850%, 5/21/25	50,000	50,246
CME Group, Inc.
3.000%, 3/15/25	75,000	72,235
3.750%, 6/15/28	10,000	10,010
Credit Suisse AG
4.375%, 8/5/20	146,000	148,620

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

	Principal Amount	Value (Note 1)
Credit Suisse Group AG
(ICE LIBOR USD 3 Month + 1.24%), 4.207%, 6/12/24(k)§	$600,000	$597,257
4.282%, 1/9/28§	250,000	243,008
Deutsche Bank AG
(ICE LIBOR USD 3 Month + 1.91%), 4.250%, 5/10/19(k)	300,000	301,716
2.700%, 7/13/20	900,000	881,342
(ICE LIBOR USD 3 Month + 0.97%), 3.307%, 7/13/20(k)	400,000	398,403
2.950%, 8/20/20	139,000	136,529
3.150%, 1/22/21	100,000	97,594
4.250%, 10/14/21	775,000	771,254
3.300%, 11/16/22	700,000	665,983
3.950%, 2/27/23	400,000	388,227
E*TRADE Financial Corp.
4.500%, 6/20/28	25,000	25,007
Goldman Sachs & Co. LLC
(ICE LIBOR USD 3 Month + 0.44%), 2.754%, 2/8/19(k)(r)	1,000,000	750,000
Goldman Sachs Group, Inc. (The)
(ICE LIBOR USD 3 Month + 0.35%), 2.664%, 11/13/18(k)(r)	1,000,000	850,000
2.300%, 12/13/19	40,000	39,639
5.375%, 3/15/20	127,000	130,978
(ICE LIBOR USD 3 Month + 1.16%), 3.507%, 4/23/20(k)(x)	500,000	505,975
2.750%, 9/15/20	59,000	58,330
(ICE LIBOR USD 3 Month + 1.20%), 3.534%, 9/15/20(k)	500,000	508,250
2.600%, 12/27/20	100,000	98,390
5.250%, 7/27/21	132,000	137,886
2.350%, 11/15/21	295,000	283,891
5.750%, 1/24/22	75,000	79,745
(ICE LIBOR USD 3 Month + 0.82%), 2.876%, 10/31/22(k)	475,000	462,703
3.200%, 2/23/23	500,000	487,713
(ICE LIBOR USD 3 Month + 1.05%), 2.908%, 6/5/23(k)	100,000	96,613
(ICE LIBOR USD 3 Month + 0.99%), 2.905%, 7/24/23(k)	200,000	193,214
4.000%, 3/3/24	92,000	92,245
3.500%, 1/23/25	100,000	96,832
3.750%, 5/22/25	100,000	97,956
(ICE LIBOR USD 3 Month + 1.20%), 3.272%, 9/29/25(k)	100,000	95,424
(ICE LIBOR USD 3 Month + 1.17%), 3.484%, 5/15/26(k)	645,000	644,273
3.500%, 11/16/26	65,000	61,694
(ICE LIBOR USD 3 Month + 1.51%), 3.691%, 6/5/28(k)	65,000	61,752
(ICE LIBOR USD 3 Month + 1.30%), 4.223%, 5/1/29(k)	180,000	176,980
Intercontinental Exchange, Inc.
2.750%, 12/1/20	100,000	99,157
3.450%, 9/21/23	95,000	94,577
4.000%, 10/15/23	30,000	30,761
3.750%, 12/1/25	30,000	29,913
3.750%, 9/21/28	40,000	39,579
Jefferies Group LLC
5.125%, 1/20/23	18,000	18,583
Lazard Group LLC
4.250%, 11/14/20	24,000	24,285
Lehman Brothers Holdings, Inc.
5.625%, 1/24/13(h)*	5,000,000	106,250
Series 1
0.000%, 12/30/16(h)*	10,200,000	153,000
Moody’s Corp.
3.250%, 6/7/21	25,000	24,868
2.750%, 12/15/21	149,000	145,565
Morgan Stanley
2.650%, 1/27/20	150,000	149,092
2.500%, 4/21/21	45,000	43,898
5.500%, 7/28/21	27,000	28,407
2.625%, 11/17/21	80,000	77,710
(ICE LIBOR USD 3 Month + 1.18%), 3.527%, 1/20/22(k)	600,000	612,822
2.750%, 5/19/22	235,000	227,708
3.125%, 1/23/23	200,000	194,904
3.750%, 2/25/23	54,000	53,929
4.100%, 5/22/23	27,000	27,018
3.700%, 10/23/24	250,000	245,767
4.000%, 7/23/25	80,000	79,652
3.875%, 1/27/26	65,000	63,841
3.125%, 7/27/26	625,000	582,250
6.250%, 8/9/26	100,000	112,333
3.625%, 1/20/27	100,000	95,904
(ICE LIBOR USD 3 Month + 1.34%), 3.591%, 7/22/28(k)	200,000	189,371
(ICE LIBOR USD 3 Month + 1.14%), 3.772%, 1/24/29(k)	60,000	57,598
(ICE LIBOR USD 3 Month + 1.46%), 3.971%, 7/22/38(k)	70,000	65,431
Series 3NC2
(ICE LIBOR USD 3 Month + 0.80%), 3.119%, 2/14/20(k)	200,000	201,767
Series F
3.875%, 4/29/24	75,000	74,714
Nasdaq, Inc.
3.850%, 6/30/26	100,000	96,451
Nomura Holdings, Inc.
6.700%, 3/4/20	37,000	38,601
Northern Trust Corp.
3.450%, 11/4/20	36,000	36,248
(ICE LIBOR USD 3 Month + 1.13%), 3.375%, 5/8/32(k)	105,000	100,080
S&P Global, Inc.
4.000%, 6/15/25	30,000	30,161
State Street Corp.
2.650%, 5/19/26	70,000	64,874
TD Ameritrade Holding Corp.
3.300%, 4/1/27	30,000	28,655
Thomson Reuters Corp.
4.700%, 10/15/19	27,000	27,405
3.350%, 5/15/26	30,000	27,567
UBS AG
(ICE LIBOR USD 3 Month + 0.32%), 2.637%, 12/7/18(k)§	400,000	400,175
(ICE LIBOR USD 3 Month + 0.32%), 2.631%, 5/28/19(k)§	200,000	200,389
(ICE LIBOR USD 3 Month + 0.58%), 2.907%, 6/8/20(k)§	600,000	602,520
4.875%, 8/4/20	170,000	174,588
2.450%, 12/1/20§	400,000	391,428
7.625%, 8/17/22	400,000	447,000

		18,959,997

Consumer Finance (1.7%)
AerCap Ireland Capital DAC
4.625%, 10/30/20	230,000	233,912
4.500%, 5/15/21	240,000	243,184
3.500%, 5/26/22(x)	150,000	147,137
4.125%, 7/3/23	150,000	148,572
Ally Financial, Inc.
8.000%, 3/15/20	804,000	852,240
American Express Co.
2.200%, 10/30/20	50,000	48,948
3.375%, 5/17/21	500,000	500,141
3.400%, 2/27/23	25,000	24,645

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

	Principal Amount	Value (Note 1)
3.700%, 8/3/23	$280,000	$278,452
3.000%, 10/30/24	25,000	23,869
American Express Credit Corp.
2.250%, 8/15/19	198,000	197,036
1.700%, 10/30/19	115,000	113,477
3.300%, 5/3/27	95,000	91,156
American Honda Finance Corp.
2.000%, 11/13/19	25,000	24,715
1.950%, 7/20/20	100,000	97,820
2.450%, 9/24/20	50,000	49,245
Capital One Financial Corp.
2.400%, 10/30/20	136,000	133,199
3.450%, 4/30/21	105,000	104,815
3.300%, 10/30/24	100,000	95,226
3.750%, 3/9/27	45,000	42,350
Caterpillar Financial Services Corp.
1.700%, 8/9/21	50,000	47,969
3.150%, 9/7/21	80,000	79,909
Discover Financial Services
5.200%, 4/27/22	27,000	27,928
3.950%, 11/6/24	75,000	73,280
4.100%, 2/9/27	92,000	87,918
Ford Motor Credit Co. LLC
2.681%, 1/9/20	200,000	197,912
2.459%, 3/27/20(x)	600,000	590,463
2.425%, 6/12/20	400,000	391,938
(ICE LIBOR USD 3 Month + 0.93%), 3.296%, 9/24/20(k)	600,000	600,073
5.750%, 2/1/21	400,000	415,994
3.336%, 3/18/21	320,000	315,136
5.875%, 8/2/21	182,000	190,385
3.219%, 1/9/22	280,000	270,940
4.250%, 9/20/22	200,000	198,219
4.389%, 1/8/26	200,000	190,517
General Motors Financial Co., Inc.
3.100%, 1/15/19	36,000	36,025
2.350%, 10/4/19(x)	100,000	99,285
3.200%, 7/13/20	700,000	697,387
2.450%, 11/6/20	50,000	48,894
3.700%, 11/24/20	97,000	97,279
4.200%, 3/1/21	125,000	126,501
3.200%, 7/6/21	545,000	537,289
3.450%, 1/14/22	100,000	98,579
3.450%, 4/10/22	75,000	73,707
3.150%, 6/30/22	280,000	271,586
3.500%, 11/7/24	50,000	46,931
4.000%, 1/15/25	223,000	214,527
5.250%, 3/1/26	50,000	51,083
4.000%, 10/6/26	75,000	70,249
Harley-Davidson Financial Services, Inc.
3.550%, 5/21/21§	500,000	497,950
John Deere Capital Corp.
3.150%, 10/15/21	54,000	53,752
2.700%, 1/6/23	250,000	242,393
2.650%, 6/24/24	25,000	23,807
LeasePlan Corp. NV
2.875%, 1/22/19(b)§	500,000	499,873
Navient Corp.
4.875%, 6/17/19	400,000	402,000
8.000%, 3/25/20	100,000	105,375
PACCAR Financial Corp.
2.050%, 11/13/20	25,000	24,394
Springleaf Finance Corp.
5.250%, 12/15/19	400,000	406,000
Synchrony Financial
2.600%, 1/15/19	76,000	75,985
2.700%, 2/3/20	48,000	47,470
4.250%, 8/15/24	37,000	35,620
4.500%, 7/23/25	94,000	91,045
3.700%, 8/4/26	50,000	44,903
3.950%, 12/1/27	100,000	90,599
Toyota Motor Credit Corp.
1.950%, 4/17/20	50,000	49,257
1.900%, 4/8/21	100,000	96,724
2.750%, 5/17/21	50,000	49,313
3.400%, 9/15/21	54,000	54,178
3.200%, 1/11/27	100,000	96,130

		12,584,810

Diversified Financial Services (0.5%)
Berkshire Hathaway, Inc.
2.200%, 3/15/21	20,000	19,611
3.000%, 2/11/23	75,000	74,400
3.125%, 3/15/26	35,000	33,654
Block Financial LLC
5.500%, 11/1/22(x)	36,000	37,318
Doric Nimrod Air Finance Alpha Ltd. Pass-Through Trust, Class A
Series 2012-1 A 5.125%, 11/30/22§	125,964	128,168
GE Capital International Funding Co. Unlimited Co.
2.342%, 11/15/20	200,000	195,366
4.418%, 11/15/35	210,000	197,882
Jefferies Finance LLC
7.500%, 4/15/21(x)§	500,000	511,875
National Rural Utilities Cooperative Finance Corp.
2.900%, 3/15/21	20,000	19,852
(ICE LIBOR USD 3 Month + 0.38%), 2.771%, 6/30/21(k)	600,000	601,669
2.850%, 1/27/25	100,000	95,058
Nationwide Building Society
(ICE LIBOR USD 3 Month + 1.06%), 3.766%, 3/8/24(k)§	600,000	585,163
NTT Finance Corp.
1.900%, 7/21/21(m)	400,000	382,529
ORIX Corp.
2.900%, 7/18/22	100,000	96,409
Private Export Funding Corp.
Series II 2.050%, 11/15/22	46,000	44,107
Series LL 2.250%, 3/15/20	75,000	74,418
Shell International Finance BV
4.375%, 3/25/20	36,000	36,709
2.125%, 5/11/20	75,000	74,008
2.375%, 8/21/22	36,000	34,798
3.400%, 8/12/23	75,000	74,912
2.875%, 5/10/26	50,000	47,467
2.500%, 9/12/26	50,000	46,033
3.625%, 8/21/42	51,000	46,530
Synchrony Bank
3.650%, 5/24/21	295,000	292,056
Voya Financial, Inc.
3.650%, 6/15/26	50,000	47,682
Woodside Finance Ltd.
3.650%, 3/5/25§	5,000	4,817

		3,802,491

Insurance (0.6%)
Aflac, Inc.
3.625%, 11/15/24	125,000	123,953

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

	Principal Amount		Value (Note 1)
Ambac LSNI LLC
(ICE LIBOR USD 3 Month + 5.00%, 6.00% Floor), 7.337%, 2/12/23(k)§		$357,868	$362,342
American Financial Group, Inc.
3.500%, 8/15/26		15,000	14,017
American International Group, Inc.
6.400%, 12/15/20		91,000	96,731
4.875%, 6/1/22		36,000	37,427
3.750%, 7/10/25		500,000	485,739
4.200%, 4/1/28		25,000	24,713
Aon Corp.
5.000%, 9/30/20		36,000	37,074
Aon plc
4.750%, 5/15/45		24,000	24,016
Assurant, Inc.
4.200%, 9/27/23		600,000	597,069
AXIS Specialty Finance LLC
5.875%, 6/1/20		27,000	27,825
Berkshire Hathaway Finance Corp.
4.250%, 1/15/21		54,000	55,365
Brighthouse Financial, Inc.
3.700%, 6/22/27		50,000	44,347
Chubb INA Holdings, Inc.
3.350%, 5/3/26		75,000	72,880
CNA Financial Corp.
5.875%, 8/15/20		54,000	56,370
Hanover Insurance Group, Inc. (The)
4.500%, 4/15/26		50,000	49,367
Hartford Financial Services Group, Inc. (The)
5.500%, 3/30/20		36,000	37,111
4.300%, 4/15/43		20,000	18,842
Jackson National Life Global Funding
(ICE LIBOR USD 3 Month + 0.48%), 2.811%, 6/11/21(k)§		600,000	602,962
Lincoln National Corp.
4.000%, 9/1/23		15,000	15,125
Loews Corp.
3.750%, 4/1/26		50,000	49,192
Markel Corp.
3.500%, 11/1/27		25,000	23,270
Marsh & McLennan Cos., Inc.
4.800%, 7/15/21		36,000	37,246
3.750%, 3/14/26		16,000	15,727
4.350%, 1/30/47		11,000	10,600
4.200%, 3/1/48		60,000	56,281
MetLife, Inc.
4.750%, 2/8/21		91,000	93,926
4.600%, 5/13/46		30,000	30,390
New York Life Global Funding
2.900%, 1/17/24§		400,000	386,359
Principal Financial Group, Inc.
4.300%, 11/15/46		25,000	23,447
Progressive Corp. (The)
3.750%, 8/23/21		46,000	46,467
Protective Life Corp.
7.375%, 10/15/19		36,000	37,592
Prudential Financial, Inc.
3.500%, 5/15/24		50,000	49,919
3.878%, 3/27/28		100,000	98,650
(ICE LIBOR USD 3 Month + 4.18%), 5.875%, 9/15/42(k)		27,000	28,553
(ICE LIBOR USD 3 Month + 2.38%), 4.500%, 9/15/47(k)		70,000	64,925
Sompo International Holdings Ltd.
4.700%, 10/15/22		36,000	36,426
Travelers Cos., Inc. (The)
4.600%, 8/1/43		73,000	75,635
Trinity Acquisition plc
4.400%, 3/15/26		50,000	49,654
Unum Group
5.625%, 9/15/20		36,000	37,426
Willis North America, Inc.
3.600%, 5/15/24		13,000	12,641

			4,047,601

Thrifts & Mortgage Finance (0.5%)
BPCE SA
2.750%, 12/2/21		250,000	244,175
3.000%, 5/22/22§		250,000	241,620
4.000%, 9/12/23(b)§		600,000	591,157
BRFkredit A/S
Series 321E
1.000%, 10/1/18	DKK	3,300,000	513,836
Nykredit Realkredit A/S
Series 13HH
1.000%, 10/1/18(m)		12,700,000	1,977,491

			3,568,279

Total Financials			109,134,002

Health Care (2.4%)
Biotechnology (0.5%)
AbbVie, Inc.
2.500%, 5/14/20		$100,000	98,876
2.900%, 11/6/22		573,000	556,544
3.750%, 11/14/23		55,000	54,774
3.600%, 5/14/25		175,000	169,414
4.250%, 11/14/28		55,000	54,379
4.500%, 5/14/35		109,000	104,434
4.400%, 11/6/42		50,000	46,322
Amgen, Inc.
2.125%, 5/1/20		50,000	49,237
3.450%, 10/1/20		54,000	54,187
2.650%, 5/11/22		100,000	97,113
3.625%, 5/15/22		45,000	45,244
3.625%, 5/22/24		50,000	49,952
4.400%, 5/1/45		59,000	56,935
Baxalta, Inc.
4.000%, 6/23/25		105,000	103,844
5.250%, 6/23/45		15,000	15,695
Biogen, Inc.
2.900%, 9/15/20		100,000	99,452
Celgene Corp.
2.875%, 2/19/21		500,000	494,275
2.250%, 8/15/21		500,000	482,566
2.750%, 2/15/23		50,000	47,937
3.875%, 8/15/25		100,000	98,529
3.900%, 2/20/28		50,000	48,167
Gilead Sciences, Inc.
2.350%, 2/1/20		50,000	49,543
2.550%, 9/1/20		50,000	49,470
4.500%, 4/1/21		54,000	55,621
1.950%, 3/1/22		15,000	14,326
2.500%, 9/1/23		72,000	68,552
3.650%, 3/1/26		125,000	122,570
4.600%, 9/1/35		26,000	26,803
5.650%, 12/1/41		60,000	68,634
4.500%, 2/1/45		59,000	58,724
4.150%, 3/1/47		108,000	102,313

			3,444,432

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

	Principal Amount	Value (Note 1)
Health Care Equipment & Supplies (0.4%)
Abbott Laboratories
4.125%, 5/27/20	$36,000	$36,563
2.900%, 11/30/21	50,000	49,347
3.250%, 4/15/23	27,000	26,781
3.400%, 11/30/23	50,000	49,808
2.950%, 3/15/25	100,000	95,528
3.875%, 9/15/25	22,000	22,039
3.750%, 11/30/26	410,000	406,187
Becton Dickinson and Co.
2.133%, 6/6/19	325,000	322,238
2.675%, 12/15/19	55,000	54,416
2.404%, 6/5/20	20,000	19,622
3.250%, 11/12/20	54,000	53,797
2.894%, 6/6/22	320,000	308,768
3.300%, 3/1/23	70,000	67,812
3.700%, 6/6/27	50,000	47,835
4.685%, 12/15/44	21,000	20,771
Boston Scientific Corp.
6.000%, 1/15/20	36,000	37,210
3.375%, 5/15/22	1,000,000	990,080
Edwards Lifesciences Corp.
4.300%, 6/15/28	25,000	24,965
Medtronic, Inc.
3.150%, 3/15/22	100,000	99,259
3.500%, 3/15/25	100,000	99,202
4.375%, 3/15/35	195,000	201,619
Stryker Corp.
4.375%, 1/15/20	36,000	36,575
3.500%, 3/15/26	50,000	48,370
Zimmer Biomet Holdings, Inc.
4.625%, 11/30/19	27,000	27,406
2.700%, 4/1/20	100,000	99,025

		3,245,223

Health Care Providers & Services (0.8%)
Aetna, Inc.
2.800%, 6/15/23	100,000	95,829
4.500%, 5/15/42	68,000	65,317
4.125%, 11/15/42	33,000	30,144
4.750%, 3/15/44	31,000	30,590
AHS Hospital Corp.
5.024%, 7/1/45	92,000	102,086
AmerisourceBergen Corp.
3.450%, 12/15/27	50,000	46,651
Anthem, Inc.
4.350%, 8/15/20	118,000	120,181
2.950%, 12/1/22	100,000	97,223
4.101%, 3/1/28	50,000	49,046
Cardinal Health, Inc.
3.500%, 11/15/24	50,000	47,910
3.410%, 6/15/27	75,000	69,167
Centene Corp.
5.375%, 6/1/26§	400,000	409,000
Cigna Corp.
5.125%, 6/15/20	39,000	40,197
3.250%, 4/15/25	169,000	160,032
Coventry Health Care, Inc.
5.450%, 6/15/21	28,000	29,260
CVS Health Corp.
3.125%, 3/9/20	500,000	499,514
2.800%, 7/20/20	80,000	79,302
3.350%, 3/9/21	160,000	159,596
3.700%, 3/9/23	805,000	801,475
4.000%, 12/5/23	155,000	155,156
3.375%, 8/12/24	75,000	72,106
4.100%, 3/25/25	180,000	179,690
3.875%, 7/20/25	80,000	78,872
4.300%, 3/25/28	140,000	138,794
4.780%, 3/25/38	45,000	44,773
5.125%, 7/20/45	265,000	271,252
5.050%, 3/25/48	130,000	133,182
Express Scripts Holding Co.
3.000%, 7/15/23	100,000	96,124
3.500%, 6/15/24	50,000	48,596
Halfmoon Parent, Inc.
3.200%, 9/17/20(b)§	365,000	363,713
3.400%, 9/17/21(b)§	20,000	19,923
3.750%, 7/15/23(b)§	55,000	54,866
4.125%, 11/15/25(b)§	20,000	19,952
4.375%, 10/15/28(b)§	40,000	39,848
HCA, Inc.
6.500%, 2/15/20	170,000	176,885
Howard Hughes Medical Institute
3.500%, 9/1/23	23,000	23,127
Humana, Inc.
3.850%, 10/1/24	50,000	49,701
Laboratory Corp. of America Holdings
2.625%, 2/1/20	40,000	39,679
4.625%, 11/15/20	45,000	46,079
3.750%, 8/23/22	20,000	20,020
McKesson Corp.
2.700%, 12/15/22	27,000	25,838
2.850%, 3/15/23	36,000	34,345
3.796%, 3/15/24	50,000	49,415
Medco Health Solutions, Inc.
4.125%, 9/15/20	45,000	45,503
Montefiore Obligated Group
Series 18-C
5.246%, 11/1/48	53,000	52,949
Quest Diagnostics, Inc.
3.450%, 6/1/26	30,000	28,530
SSM Health Care Corp.
Series 2018
3.688%, 6/1/23	70,000	69,309
Sutter Health
Series 2018
3.695%, 8/15/28	13,000	12,742
UnitedHealth Group, Inc.
2.700%, 7/15/20	30,000	29,786
2.875%, 3/15/23	27,000	26,311
3.750%, 7/15/25	165,000	165,785
3.450%, 1/15/27	50,000	48,763
2.950%, 10/15/27	100,000	93,420
3.850%, 6/15/28	20,000	20,050
4.625%, 7/15/35	16,000	16,931
3.950%, 10/15/42	63,000	59,986
4.200%, 1/15/47	26,000	25,767
3.750%, 10/15/47	10,000	9,314

		5,819,602

Life Sciences Tools & Services (0.0%)
Agilent Technologies, Inc.
3.050%, 9/22/26	60,000	55,336
Life Technologies Corp.
6.000%, 3/1/20	36,000	37,290
Thermo Fisher Scientific, Inc.
3.300%, 2/15/22	50,000	49,563
3.000%, 4/15/23	70,000	67,868
2.950%, 9/19/26	229,000	212,132

		422,189

Pharmaceuticals (0.7%)
Allergan Finance LLC
3.250%, 10/1/22	886,000	869,063
Allergan Funding SCS
3.000%, 3/12/20	100,000	99,854
3.800%, 3/15/25	549,000	536,949

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

	Principal Amount	Value (Note 1)
Allergan, Inc.
3.375%, 9/15/20	$45,000	$44,966
AstraZeneca plc
2.375%, 11/16/20	75,000	73,650
3.125%, 6/12/27	75,000	69,562
Bayer US Finance II LLC
4.250%, 12/15/25§	600,000	596,119
3.600%, 7/15/42§	71,000	55,833
Eli Lilly & Co.
3.100%, 5/15/27	24,000	23,034
GlaxoSmithKline Capital plc
2.850%, 5/8/22	45,000	44,097
GlaxoSmithKline Capital, Inc.
2.800%, 3/18/23	36,000	35,005
3.875%, 5/15/28	40,000	40,181
Johnson & Johnson
2.950%, 9/1/20	36,000	35,996
2.450%, 12/5/21	25,000	24,423
2.450%, 3/1/26	125,000	116,809
3.625%, 3/3/37	15,000	14,365
Merck & Co., Inc.
2.400%, 9/15/22	27,000	26,167
2.800%, 5/18/23	62,000	60,740
2.750%, 2/10/25	50,000	47,996
3.600%, 9/15/42	10,000	9,416
Mylan NV
3.750%, 12/15/20	300,000	300,741
3.150%, 6/15/21	50,000	49,225
3.950%, 6/15/26	50,000	47,268
Novartis Capital Corp.
2.400%, 5/17/22	100,000	96,980
3.400%, 5/6/24	50,000	50,006
Pfizer, Inc.
1.950%, 6/3/21	125,000	121,353
3.400%, 5/15/24	50,000	49,983
2.750%, 6/3/26	50,000	47,224
3.600%, 9/15/28	25,000	24,682
Sanofi
4.000%, 3/29/21	36,000	36,697
3.625%, 6/19/28	25,000	24,869
Shire Acquisitions Investments Ireland DAC
1.900%, 9/23/19	320,000	316,591
2.400%, 9/23/21	125,000	120,707
3.200%, 9/23/26	50,000	46,160
Teva Pharmaceutical Finance Netherlands III BV
6.000%, 4/15/24	600,000	608,151
Wyeth LLC
5.950%, 4/1/37	95,000	115,206
Zoetis, Inc.
3.000%, 9/12/27	50,000	46,370

		4,926,438

Total Health Care		17,857,884

Industrials (1.8%)
Aerospace & Defense (0.6%)
Arconic, Inc.
5.400%, 4/15/21	170,000	174,896
BAE Systems Holdings, Inc.
2.850%, 12/15/20§	31,000	30,763
4.750%, 10/7/44§	7,000	7,110
Boeing Co. (The)
2.350%, 10/30/21	62,000	60,610
Embraer Netherlands Finance BV
5.400%, 2/1/27	35,000	35,700
General Dynamics Corp.
2.250%, 11/15/22	62,000	59,266
3.750%, 5/15/28	240,000	239,943
Harris Corp.
2.700%, 4/27/20	108,000	106,880
4.400%, 6/15/28	260,000	261,018
5.054%, 4/27/45	50,000	52,716
L3 Technologies, Inc.
4.950%, 2/15/21	73,000	74,878
3.950%, 5/28/24	60,000	59,030
3.850%, 12/15/26	180,000	173,994
4.400%, 6/15/28	15,000	14,944
Lockheed Martin Corp.
2.500%, 11/23/20	75,000	73,968
3.350%, 9/15/21	45,000	45,023
3.100%, 1/15/23(x)	260,000	256,950
2.900%, 3/1/25	60,000	57,410
3.550%, 1/15/26	87,000	85,977
3.600%, 3/1/35	125,000	116,586
4.500%, 5/15/36	15,000	15,536
4.070%, 12/15/42	77,000	73,851
3.800%, 3/1/45	20,000	18,299
4.700%, 5/15/46	105,000	112,108
4.090%, 9/15/52	47,000	44,751
Northrop Grumman Corp.
2.550%, 10/15/22	110,000	106,421
3.250%, 8/1/23	75,000	73,622
2.930%, 1/15/25	315,000	299,046
3.250%, 1/15/28	254,000	238,789
3.850%, 4/15/45	50,000	45,322
4.030%, 10/15/47	95,000	88,596
Raytheon Co.
4.400%, 2/15/20	73,000	74,257
7.200%, 8/15/27	20,000	24,793
Rockwell Collins, Inc.
2.800%, 3/15/22	500,000	486,324
3.200%, 3/15/24	75,000	72,486
Textron, Inc.
4.000%, 3/15/26	25,000	24,557
United Technologies Corp.
4.500%, 4/15/20	36,000	36,692
3.100%, 6/1/22	54,000	53,026
3.125%, 5/4/27	100,000	93,220
4.125%, 11/16/28	140,000	138,995
4.150%, 5/15/45	30,000	28,050
4.050%, 5/4/47	135,000	123,766
4.625%, 11/16/48	60,000	60,484

		4,320,653

Air Freight & Logistics (0.1%)
FedEx Corp.
4.900%, 1/15/34	99,000	104,344
3.900%, 2/1/35	90,000	84,591
4.050%, 2/15/48	160,000	144,595
United Parcel Service, Inc.
3.125%, 1/15/21	54,000	53,949
2.050%, 4/1/21	25,000	24,329
2.500%, 4/1/23	25,000	24,124
2.400%, 11/15/26	50,000	45,588

		481,520

Airlines (0.3%)
Delta Air Lines, Inc.
2.875%, 3/13/20	788,000	783,114
2.600%, 12/4/20	725,000	709,630
3.400%, 4/19/21	10,000	9,913
3.625%, 3/15/22	743,000	734,679
Southwest Airlines Co.
2.750%, 11/6/19	25,000	24,905

		2,262,241

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

	Principal Amount	Value (Note 1)
Building Products (0.1%)
Boral Finance Pty. Ltd.
3.000%, 11/1/22§	$600,000	$576,214
Johnson Controls International plc
4.250%, 3/1/21	56,000	57,139
5.125%, 9/14/45	30,000	31,253
LafargeHolcim Finance US LLC
4.750%, 9/22/46§	200,000	181,762
Masco Corp.
3.500%, 4/1/21	30,000	29,770
4.375%, 4/1/26	20,000	19,804

		895,942

Commercial Services & Supplies (0.1%)
Brambles USA, Inc.
5.350%, 4/1/20§	500,000	512,532
Republic Services, Inc.
5.250%, 11/15/21	36,000	37,888
3.375%, 11/15/27	15,000	14,281
3.950%, 5/15/28	185,000	183,864
Waste Management, Inc.
2.900%, 9/15/22	36,000	35,199
3.150%, 11/15/27	50,000	47,605
3.900%, 3/1/35	51,000	48,787

		880,156

Electrical Equipment (0.0%)
ABB Finance USA, Inc.
2.875%, 5/8/22	36,000	35,355
Eaton Corp.
2.750%, 11/2/22	101,000	97,859
Emerson Electric Co.
4.875%, 10/15/19	45,000	45,944
Rockwell Automation, Inc.
2.875%, 3/1/25	75,000	71,129

		250,287

Industrial Conglomerates (0.1%)
3M Co.
3.250%, 2/14/24	25,000	24,884
2.875%, 10/15/27	75,000	70,858
General Electric Co.
5.300%, 2/11/21	54,000	56,273
3.150%, 9/7/22	54,000	53,223
2.700%, 10/9/22	64,000	61,912
3.100%, 1/9/23	75,000	73,587
4.500%, 3/11/44	25,000	23,724
Honeywell International, Inc.
1.800%, 10/30/19	30,000	29,707
4.250%, 3/1/21	45,000	46,140
3.812%, 11/21/47	35,000	33,156
Ingersoll-Rand Global Holding Co. Ltd.
2.900%, 2/21/21	50,000	49,419
Roper Technologies, Inc.
2.800%, 12/15/21	100,000	97,623
3.800%, 12/15/26	30,000	29,174

		649,680

Machinery (0.0%)
Caterpillar, Inc.
3.400%, 5/15/24	35,000	34,845
CNH Industrial Capital LLC
4.375%, 11/6/20	10,000	10,113
4.875%, 4/1/21	10,000	10,250
3.875%, 10/15/21	5,000	4,950
4.375%, 4/5/22	10,000	10,043
Deere & Co.
2.600%, 6/8/22	91,000	88,780
Dover Corp.
3.150%, 11/15/25	50,000	47,697
Illinois Tool Works, Inc.
2.650%, 11/15/26	50,000	46,093
Kennametal, Inc.
3.875%, 2/15/22	27,000	26,818
Parker-Hannifin Corp.
3.250%, 3/1/27	100,000	95,958
Stanley Black & Decker, Inc.
2.900%, 11/1/22	36,000	35,178

		410,725

Professional Services (0.0%)
Equifax, Inc.
3.300%, 12/15/22	36,000	35,052

Road & Rail (0.3%)
Ashtead Capital, Inc.
4.125%, 8/15/25§	200,000	189,916
Burlington Northern Santa Fe LLC
4.700%, 10/1/19	91,000	92,699
3.400%, 9/1/24	50,000	49,559
4.150%, 4/1/45	32,000	31,694
4.700%, 9/1/45	20,000	21,300
4.125%, 6/15/47	70,000	69,008
CSX Corp.
3.700%, 11/1/23	50,000	50,406
4.250%, 11/1/66	74,000	66,509
ERAC USA Finance LLC
2.600%, 12/1/21§	400,000	386,895
Norfolk Southern Corp.
3.650%, 8/1/25	20,000	19,939
2.900%, 6/15/26	35,000	32,947
4.050%, 8/15/52	47,000	44,035
Penske Truck Leasing Co. LP
4.875%, 7/11/22§	450,000	463,923
Ryder System, Inc.
2.875%, 9/1/20	50,000	49,620
3.750%, 6/9/23	10,000	9,995
Union Pacific Corp.
2.750%, 4/15/23	62,000	59,822
3.250%, 8/15/25	100,000	97,100
3.375%, 2/1/35	140,000	126,286
3.600%, 9/15/37	95,000	87,832
3.799%, 10/1/51	80,000	71,414
3.875%, 2/1/55	102,000	89,484

		2,110,383

Trading Companies & Distributors (0.2%)
Air Lease Corp.
2.125%, 1/15/20	50,000	49,194
3.500%, 1/15/22	30,000	29,784
2.625%, 7/1/22	75,000	71,511
3.000%, 9/15/23	50,000	47,339
Aircastle Ltd.
6.250%, 12/1/19	10,000	10,306
7.625%, 4/15/20	5,000	5,298
5.125%, 3/15/21	10,000	10,229
5.500%, 2/15/22(x)	10,000	10,391
5.000%, 4/1/23	10,000	10,239
4.125%, 5/1/24	10,000	9,832
Aviation Capital Group LLC
2.875%, 1/20/22(x)§	500,000	483,700
GATX Corp.
2.600%, 3/30/20	41,000	40,447
3.250%, 9/15/26	50,000	46,120
3.850%, 3/30/27	48,000	45,861
Mitsubishi Corp.
2.625%, 7/14/22(m)	500,000	482,081

		1,352,332

Total Industrials		13,648,971

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

	Principal Amount	Value (Note 1)
Information Technology (2.2%)
Communications Equipment (0.1%)
Cisco Systems, Inc.
2.450%, 6/15/20	$100,000	$99,177
1.850%, 9/20/21	100,000	96,369
2.500%, 9/20/26	50,000	46,187
Juniper Networks, Inc.
3.300%, 6/15/20	35,000	34,981
Motorola Solutions, Inc.
4.600%, 2/23/28	50,000	48,867

		325,581

Electronic Equipment, Instruments & Components (0.2%)
Allegion US Holding Co., Inc.
3.550%, 10/1/27	50,000	45,315
Amphenol Corp.
3.200%, 4/1/24	64,000	61,284
Arrow Electronics, Inc.
3.500%, 4/1/22	500,000	490,560
3.250%, 9/8/24	50,000	47,213
Avnet, Inc.
5.875%, 6/15/20	45,000	46,771
Corning, Inc.
4.250%, 8/15/20	600,000	607,337
4.375%, 11/15/57	210,000	183,020
Jabil, Inc.
3.950%, 1/12/28	100,000	93,875
Keysight Technologies, Inc.
4.600%, 4/6/27	75,000	74,881
Tyco Electronics Group SA
3.450%, 8/1/24	20,000	19,473
3.125%, 8/15/27	45,000	41,760

		1,711,489

IT Services (0.2%)
Automatic Data Processing, Inc.
2.250%, 9/15/20	50,000	49,364
DXC Technology Co.
2.875%, 3/27/20	53,000	52,610
Fidelity National Information Services, Inc.
3.625%, 10/15/20	49,000	49,226
3.000%, 8/15/26	200,000	184,097
4.500%, 8/15/46	42,000	39,640
4.750%, 5/15/48	100,000	98,036
Fiserv, Inc.
4.625%, 10/1/20	36,000	36,957
3.800%, 10/1/23	25,000	24,989
IBM Credit LLC
3.000%, 2/6/23	100,000	98,233
International Business Machines Corp.
2.500%, 1/27/22	100,000	97,553
1.875%, 8/1/22	91,000	86,105
3.450%, 2/19/26	100,000	98,775
Mastercard, Inc.
2.950%, 11/21/26	50,000	47,512
Total System Services, Inc.
3.800%, 4/1/21	30,000	30,088
3.750%, 6/1/23	95,000	94,191
4.000%, 6/1/23	50,000	50,102
4.800%, 4/1/26	159,000	162,916
VeriSign, Inc.
4.625%, 5/1/23	75,000	76,290
Visa, Inc.
2.200%, 12/14/20	100,000	98,284
3.150%, 12/14/25	100,000	96,926
4.150%, 12/14/35	59,000	61,207
4.300%, 12/14/45	30,000	31,095
Western Union Co. (The)
4.250%, 6/9/23	25,000	24,987

		1,689,183

Semiconductors & Semiconductor Equipment (0.5%)
Analog Devices, Inc.
2.950%, 1/12/21	50,000	49,513
2.500%, 12/5/21	265,000	255,962
3.900%, 12/15/25	16,000	15,804
3.500%, 12/5/26	170,000	162,095
5.300%, 12/15/45	7,000	7,368
Applied Materials, Inc.
2.625%, 10/1/20	50,000	49,440
5.100%, 10/1/35	50,000	54,408
4.350%, 4/1/47	32,000	31,758
Broadcom Corp.
2.375%, 1/15/20	422,000	416,867
3.000%, 1/15/22	725,000	705,925
2.650%, 1/15/23	75,000	70,849
3.875%, 1/15/27	500,000	471,260
Intel Corp.
2.450%, 7/29/20	30,000	29,750
2.350%, 5/11/22	100,000	97,257
2.700%, 12/15/22	45,000	44,026
3.700%, 7/29/25	100,000	100,717
KLA-Tencor Corp.
4.125%, 11/1/21	28,000	28,434
4.650%, 11/1/24	50,000	51,256
Lam Research Corp.
2.750%, 3/15/20	61,000	60,512
Maxim Integrated Products, Inc.
3.450%, 6/15/27	25,000	23,562
NXP BV
4.125%, 6/15/20§	200,000	201,260
3.875%, 9/1/22§	240,000	237,000
QUALCOMM, Inc.
2.250%, 5/20/20	100,000	98,611
2.600%, 1/30/23	210,000	201,676
3.250%, 5/20/27	75,000	70,326
4.800%, 5/20/45	54,000	54,076
4.300%, 5/20/47	150,000	140,578
Texas Instruments, Inc.
1.750%, 5/1/20	100,000	98,219
4.150%, 5/15/48	65,000	64,913
Xilinx, Inc.
2.950%, 6/1/24	50,000	47,499

		3,940,921

Software (0.6%)
Adobe Systems, Inc.
4.750%, 2/1/20	21,000	21,453
Autodesk, Inc.
3.600%, 12/15/22	36,000	35,562
3.500%, 6/15/27	255,000	235,762
CA, Inc.
3.600%, 8/15/22	100,000	98,872
Microsoft Corp.
1.850%, 2/6/20	50,000	49,348
2.000%, 11/3/20	75,000	73,675
1.550%, 8/8/21	75,000	71,826
2.375%, 2/12/22	75,000	73,179
2.375%, 5/1/23	102,000	98,314
2.700%, 2/12/25	75,000	71,863
2.400%, 8/8/26	100,000	92,094
3.300%, 2/6/27	100,000	97,905
3.500%, 2/12/35	170,000	162,817
3.450%, 8/8/36	235,000	222,931
3.700%, 8/8/46	294,000	279,722
Oracle Corp.
1.900%, 9/15/21	770,000	743,420

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

	Principal Amount	Value (Note 1)
2.500%, 10/15/22	$73,000	$70,833
2.625%, 2/15/23	70,000	67,863
3.400%, 7/8/24	75,000	74,312
2.950%, 11/15/24	75,000	72,300
2.950%, 5/15/25	100,000	95,779
2.650%, 7/15/26	45,000	41,754
3.900%, 5/15/35	91,000	88,176
4.000%, 7/15/46	107,000	102,037
4.000%, 11/15/47	5,000	4,752
4.375%, 5/15/55	54,000	53,552
VMware, Inc.
2.300%, 8/21/20	1,126,000	1,101,659
3.900%, 8/21/27	100,000	93,978

		4,295,738

Technology Hardware, Storage & Peripherals (0.6%)
Apple, Inc.
1.800%, 11/13/19	50,000	49,454
2.000%, 11/13/20	25,000	24,497
2.250%, 2/23/21	150,000	147,339
2.150%, 2/9/22	100,000	96,807
2.400%, 5/3/23	136,000	130,647
3.000%, 2/9/24	153,000	149,693
2.850%, 5/11/24	500,000	484,097
3.250%, 2/23/26	110,000	107,305
3.350%, 2/9/27	50,000	48,874
2.900%, 9/12/27	650,000	611,702
3.850%, 5/4/43	55,000	52,633
3.450%, 2/9/45	42,000	37,622
4.650%, 2/23/46	203,000	219,618
Dell International LLC
3.480%, 6/1/19§	200,000	200,519
4.420%, 6/15/21§	550,000	558,164
5.450%, 6/15/23§	360,000	378,046
6.020%, 6/15/26§	140,000	149,336
8.350%, 7/15/46§	23,000	28,610
EMC Corp.
2.650%, 6/1/20	500,000	490,625
Hewlett Packard Enterprise Co.
2.850%, 10/5/18	67,000	67,001
3.600%, 10/15/20	105,000	105,450
4.900%, 10/15/25(e)	50,000	51,327
HP, Inc.
3.750%, 12/1/20	15,000	15,129
Seagate HDD Cayman
4.250%, 3/1/22	30,000	29,837
Xerox Corp.
3.625%, 3/15/23	50,000	47,693
3.800%, 5/15/24	50,000	46,966

		4,328,991

Total Information Technology		16,291,903

Materials (0.5%)
Chemicals (0.4%)
Albemarle Corp.
4.150%, 12/1/24	100,000	100,860
Celanese US Holdings LLC
5.875%, 6/15/21	10,000	10,504
4.625%, 11/15/22	10,000	10,202
Dow Chemical Co. (The)
3.000%, 11/15/22	27,000	26,258
3.500%, 10/1/24	75,000	73,180
4.375%, 11/15/42	26,000	24,465
4.625%, 10/1/44	44,000	42,899
Eastman Chemical Co.
3.600%, 8/15/22	45,000	45,008
Ecolab, Inc.
4.350%, 12/8/21	36,000	37,040
EI du Pont de Nemours & Co.
3.625%, 1/15/21	64,000	64,499
2.800%, 2/15/23	45,000	43,659
International Flavors & Fragrances, Inc.
3.400%, 9/25/20	500,000	500,485
LYB International Finance BV
4.000%, 7/15/23	36,000	35,913
LYB International Finance II BV
3.500%, 3/2/27	100,000	93,391
Methanex Corp.
3.250%, 12/15/19	36,000	35,885
Mosaic Co. (The)
3.250%, 11/15/22	50,000	48,744
Nutrien Ltd.
4.875%, 3/30/20	27,000	27,550
3.150%, 10/1/22	36,000	34,856
PPG Industries, Inc.
3.600%, 11/15/20	27,000	27,240
Praxair, Inc.
2.700%, 2/21/23	36,000	34,960
RPM International, Inc.
6.125%, 10/15/19	36,000	36,950
Sherwin-Williams Co. (The)
2.750%, 6/1/22	50,000	48,416
3.450%, 6/1/27	75,000	71,399
4.000%, 12/15/42	25,000	22,023
4.500%, 6/1/47	45,000	43,279
Syngenta Finance NV
3.698%, 4/24/20(b)§	600,000	597,180
4.441%, 4/24/23§	400,000	396,000

		2,532,845

Construction Materials (0.0%)
CRH America, Inc.
5.750%, 1/15/21	45,000	46,974

Containers & Packaging (0.0%)
International Paper Co.
4.750%, 2/15/22	75,000	77,715
4.800%, 6/15/44	9,000	8,715
Packaging Corp. of America
3.900%, 6/15/22	36,000	36,249
3.400%, 12/15/27	35,000	32,702
WestRock Co.
4.000%, 3/15/28§	50,000	49,007
WestRock RKT Co.
3.500%, 3/1/20	59,000	59,023

		263,411

Metals & Mining (0.1%)
Anglo American Capital plc
3.625%, 9/11/24§	200,000	190,355
ArcelorMittal
5.250%, 8/5/20	15,000	15,412
5.500%, 3/1/21(e)	15,000	15,469
6.250%, 2/25/22(e)(x)	10,000	10,700
6.125%, 6/1/25	10,000	10,819
Barrick Gold Corp.
5.250%, 4/1/42	40,000	41,654
BHP Billiton Finance USA Ltd.
2.875%, 2/24/22	27,000	26,556
5.000%, 9/30/43	40,000	44,311
Goldcorp, Inc.
3.625%, 6/9/21	35,000	34,776
Newmont Mining Corp.
3.500%, 3/15/22	120,000	119,179
Nucor Corp.
5.200%, 8/1/43	47,000	51,810

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

	Principal Amount		Value (Note 1)
Reliance Steel & Aluminum Co.
4.500%, 4/15/23		$36,000	$36,489

			597,530

Paper & Forest Products (0.0%)
Fibria Overseas Finance Ltd.
5.500%, 1/17/27(x)		25,000	24,749
Georgia-Pacific LLC
7.375%, 12/1/25		65,000	77,883

			102,632

Total Materials			3,543,392

Real Estate (1.5%)
Equity Real Estate Investment Trusts (REITs) (1.4%)
Alexandria Real Estate Equities, Inc. (REIT)
2.750%, 1/15/20		25,000	24,753
3.450%, 4/30/25		525,000	499,275
American Campus Communities Operating Partnership LP (REIT)
3.625%, 11/15/27		50,000	47,046
American Tower Corp. (REIT)
5.050%, 9/1/20		64,000	65,821
3.450%, 9/15/21		500,000	498,020
2.250%, 1/15/22		50,000	47,728
3.000%, 6/15/23		50,000	48,135
5.000%, 2/15/24		50,000	52,279
AvalonBay Communities, Inc. (REIT)
4.200%, 12/15/23		50,000	51,093
Boston Properties LP (REIT)
5.875%, 10/15/19		54,000	55,273
3.200%, 1/15/25		100,000	95,352
2.750%, 10/1/26		50,000	45,572
Brandywine Operating Partnership LP (REIT)
3.950%, 2/15/23		500,000	496,190
3.950%, 11/15/27		25,000	23,682
Brixmor Operating Partnership LP (REIT)
3.250%, 9/15/23		500,000	478,565
3.850%, 2/1/25		100,000	96,304
3.900%, 3/15/27		500,000	474,968
CC Holdings GS V LLC (REIT)
3.849%, 4/15/23		140,000	139,114
Corporate Office Properties LP (REIT)
5.000%, 7/1/25		100,000	101,437
Crown Castle International Corp. (REIT)
5.250%, 1/15/23		400,000	419,379
3.150%, 7/15/23		50,000	48,495
3.700%, 6/15/26		500,000	474,383
3.650%, 9/1/27		50,000	46,808
DDR Corp. (REIT)
4.625%, 7/15/22		27,000	27,582
Digital Realty Trust LP (REIT)
3.400%, 10/1/20		400,000	398,259
3.625%, 10/1/22		27,000	26,848
Duke Realty LP (REIT)
3.250%, 6/30/26		30,000	28,084
EPR Properties (REIT)
4.500%, 4/1/25		500,000	494,436
ERP Operating LP (REIT)
3.000%, 4/15/23		75,000	73,082
Essex Portfolio LP (REIT)
3.875%, 5/1/24		25,000	24,806
HCP, Inc. (REIT)
3.150%, 8/1/22		36,000	35,025
4.250%, 11/15/23		70,000	70,120
Hospitality Properties Trust (REIT)
4.950%, 2/15/27		70,000	68,732
Host Hotels & Resorts LP (REIT)
Series C
4.750%, 3/1/23		36,000	36,799
Kilroy Realty LP (REIT)
3.450%, 12/15/24		25,000	23,859
4.375%, 10/1/25		1,000,000	995,206
Kimco Realty Corp. (REIT)
3.200%, 5/1/21		25,000	24,717
Liberty Property LP (REIT)
4.750%, 10/1/20		36,000	36,922
Life Storage LP (REIT)
3.875%, 12/15/27		25,000	23,459
National Retail Properties, Inc. (REIT)
3.800%, 10/15/22		27,000	26,897
Omega Healthcare Investors, Inc. (REIT)
4.375%, 8/1/23		400,000	395,718
4.500%, 1/15/25		500,000	492,342
Prologis LP (REIT)
4.250%, 8/15/23		50,000	51,556
Public Storage (REIT)
3.094%, 9/15/27		600,000	562,148
Realty Income Corp. (REIT)
3.250%, 10/15/22		100,000	98,485
Select Income REIT (REIT)
4.500%, 2/1/25		100,000	96,700
Simon Property Group LP (REIT)
2.350%, 1/30/22		50,000	48,278
3.300%, 1/15/26		75,000	72,036
3.375%, 6/15/27(x)		75,000	71,905
SL Green Operating Partnership LP (REIT)
3.250%, 10/15/22		25,000	24,154
UDR, Inc. (REIT)
3.500%, 1/15/28		100,000	94,515
Unibail-Rodamco SE (REIT)
1.000%, 3/14/25(m)	EUR	500,000	580,255
Ventas Realty LP (REIT)
4.250%, 3/1/22		$40,000	40,828
3.250%, 8/15/22		36,000	35,258
VEREIT Operating Partnership LP (REIT)
4.125%, 6/1/21		5,000	5,037
4.600%, 2/6/24		10,000	10,018
4.875%, 6/1/26		10,000	10,068
Vornado Realty LP (REIT)
5.000%, 1/15/22		45,000	46,555
Washington REIT (REIT)
3.950%, 10/15/22		36,000	35,801
WEA Finance LLC (REIT)
3.250%, 10/5/20§		500,000	497,879
Weingarten Realty Investors (REIT)
3.375%, 10/15/22		54,000	52,853
Welltower, Inc. (REIT)
6.125%, 4/15/20		26,000	27,060
4.000%, 6/1/25		100,000	98,529
Weyerhaeuser Co. (REIT)
4.625%, 9/15/23		50,000	51,307

			10,243,790

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

	Principal Amount		Value (Note 1)
Real Estate Management & Development (0.1%)
CPI Property Group SA
2.125%, 10/4/24(m)	EUR	400,000	$459,951
Ontario Teachers’ Cadillac Fairview Properties Trust
3.125%, 3/20/22§		$500,000	490,077

			950,028

Total Real Estate			11,193,818

Utilities (1.6%)
Electric Utilities (1.3%)
AEP Texas, Inc.
3.950%, 6/1/28(b)§		110,000	109,329
AEP Transmission Co. LLC
4.250%, 9/15/48		70,000	69,912
Alabama Power Co.
Series A
4.300%, 7/15/48		55,000	54,854
Alliant Energy Finance LLC
3.750%, 6/15/23§		30,000	30,227
American Electric Power Co., Inc.
2.150%, 11/13/20		25,000	24,425
3.200%, 11/13/27		25,000	23,526
Avangrid, Inc.
3.150%, 12/1/24		25,000	23,774
Baltimore Gas & Electric Co.
3.500%, 8/15/46		47,000	40,826
3.750%, 8/15/47		35,000	32,704
4.250%, 9/15/48		5,000	4,975
CenterPoint Energy Houston Electric LLC
3.950%, 3/1/48		80,000	76,957
DTE Electric Co.
2.650%, 6/15/22		45,000	43,635
Series A
4.050%, 5/15/48		90,000	89,133
Duke Energy Carolinas LLC
4.300%, 6/15/20		34,000	34,743
2.500%, 3/15/23		50,000	48,027
3.700%, 12/1/47		35,000	31,550
Duke Energy Corp.
(ICE LIBOR USD 3 Month + 0.50%), 2.819%, 5/14/21(b)(k)§		500,000	501,670
3.050%, 8/15/22		400,000	391,879
3.750%, 4/15/24		300,000	298,197
2.650%, 9/1/26		75,000	67,953
4.800%, 12/15/45		110,000	112,693
3.750%, 9/1/46		135,000	118,931
Duke Energy Florida LLC
3.800%, 7/15/28		55,000	54,909
Duke Energy Progress LLC
3.250%, 8/15/25		105,000	101,929
3.700%, 9/1/28		130,000	128,695
Electricite de France SA
2.350%, 10/13/20§		500,000	491,579
4.500%, 9/21/28(b)§		200,000	197,035
Emera US Finance LP
2.150%, 6/15/19		122,000	121,160
2.700%, 6/15/21		152,000	147,548
3.550%, 6/15/26		50,000	47,195
Entergy Arkansas, Inc.
3.750%, 2/15/21		924,000	931,947
Entergy Corp.
2.950%, 9/1/26		120,000	110,250
Entergy Louisiana LLC
4.200%, 9/1/48		75,000	74,278
Eversource Energy
Series L
2.900%, 10/1/24		150,000	143,659
Series M
3.300%, 1/15/28		150,000	144,339
Exelon Corp.
5.150%, 12/1/20		45,000	46,403
2.450%, 4/15/21		26,000	25,281
3.950%, 6/15/25		75,000	74,787
4.950%, 6/15/35		24,000	24,723
4.450%, 4/15/46		150,000	145,489
FirstEnergy Corp.
Series B
4.250%, 3/15/23		15,000	15,178
3.900%, 7/15/27		100,000	97,269
Florida Power & Light Co.
4.125%, 6/1/48		75,000	74,834
Fortis, Inc.
3.055%, 10/4/26		75,000	68,846
Indiana Michigan Power Co.
3.850%, 5/15/28		25,000	24,835
ITC Holdings Corp.
3.350%, 11/15/27		25,000	23,532
Kansas City Power & Light Co.
4.200%, 3/15/48		130,000	123,372
LG&E & KU Energy LLC
3.750%, 11/15/20		54,000	54,407
MidAmerican Energy Co.
4.400%, 10/15/44		44,000	45,108
Mid-Atlantic Interstate Transmission LLC
4.100%, 5/15/28(b)§		30,000	29,729
Nevada Power Co.
Series BB
2.750%, 4/15/20		40,000	39,869
NextEra Energy Capital Holdings, Inc.
(ICE LIBOR USD 3 Month + 0.32%), 2.636%, 9/3/19(k)		800,000	801,145
2.800%, 1/15/23		75,000	72,296
3.625%, 6/15/23		50,000	49,588
3.550%, 5/1/27		25,000	23,983
Northern States Power Co.
3.400%, 8/15/42		80,000	71,600
4.000%, 8/15/45		30,000	29,179
4.200%, 9/1/48		25,000	24,929
NSTAR Electric Co.
2.375%, 10/15/22		45,000	43,111
Ohio Power Co.
Series G
6.600%, 2/15/33		20,000	24,653
Oncor Electric Delivery Co. LLC
3.700%, 11/15/28§		25,000	24,924
4.550%, 12/1/41		60,000	63,141
Pacific Gas & Electric Co.
3.500%, 10/1/20		45,000	44,976
3.400%, 8/15/24		50,000	47,594
6.050%, 3/1/34		80,000	90,358
PacifiCorp
4.125%, 1/15/49		20,000	19,424
PECO Energy Co.
1.700%, 9/15/21		100,000	95,375
PPL Capital Funding, Inc.
3.100%, 5/15/26		50,000	46,503
Public Service Co. of Colorado
3.200%, 11/15/20		45,000	45,006
Public Service Electric & Gas Co.
3.050%, 11/15/24		50,000	48,262
3.650%, 9/1/28		90,000	89,216

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

	Principal Amount	Value (Note 1)
Southern California Edison Co.
Series C
3.500%, 10/1/23	$50,000	$49,593
Series D
3.400%, 6/1/23	25,000	24,722
Southern Co. (The)
2.350%, 7/1/21	650,000	628,568
2.950%, 7/1/23	25,000	24,012
3.250%, 7/1/26	100,000	93,352
4.400%, 7/1/46	135,000	128,662
Southwestern Electric Power Co.
Series M
4.100%, 9/15/28	45,000	45,006
Tampa Electric Co.
4.300%, 6/15/48	15,000	14,940
Trans-Allegheny Interstate Line Co.
3.850%, 6/1/25§	136,000	134,671
Virginia Electric & Power Co.
4.450%, 2/15/44	39,000	39,560
Series A
3.500%, 3/15/27	164,000	159,922
Series B
4.200%, 5/15/45	81,000	79,591
Series C
2.750%, 3/15/23	135,000	130,406
4.000%, 11/15/46	25,000	23,781
Wisconsin Electric Power Co.
2.950%, 9/15/21	45,000	44,457
Wisconsin Power & Light Co.
3.050%, 10/15/27	75,000	70,588
Xcel Energy, Inc.
3.350%, 12/1/26	100,000	96,029

		9,381,228

Gas Utilities (0.1%)
CenterPoint Energy Resources Corp.
4.500%, 1/15/21	54,000	55,095
3.550%, 4/1/23	500,000	495,193
Dominion Energy Gas Holdings LLC
3.600%, 12/15/24	100,000	97,434
National Fuel Gas Co.
3.950%, 9/15/27	50,000	46,170

		693,892

Independent Power and Renewable Electricity Producers (0.0%)
PSEG Power LLC
5.125%, 4/15/20	36,000	36,934
TransAlta Corp.
4.500%, 11/15/22	27,000	26,563

		63,497

Multi-Utilities (0.2%)
Ameren Corp.
2.700%, 11/15/20	50,000	49,234
Ameren Illinois Co.
3.800%, 5/15/28	50,000	50,149
Berkshire Hathaway Energy Co.
3.750%, 11/15/23	50,000	50,284
Consolidated Edison Co. of New York, Inc.
Series B
3.125%, 11/15/27	25,000	23,788
Consumers Energy Co.
3.375%, 8/15/23	87,000	86,446
4.050%, 5/15/48	40,000	39,274
Dominion Energy, Inc.
4.104%, 4/1/21(e)	40,000	40,401
(ICE LIBOR USD 3 Month + 3.06%), 5.750%, 10/1/54(k)	50,000	52,062
Series B
2.750%, 9/15/22	45,000	43,299
DTE Energy Co.
Series D
3.700%, 8/1/23	25,000	24,906
NiSource, Inc.
2.650%, 11/17/22	30,000	28,558
3.490%, 5/15/27	115,000	108,827
Sempra Energy
2.400%, 3/15/20	400,000	394,961
(ICE LIBOR USD 3 Month + 0.45%), 2.784%, 3/15/21(k)	600,000	599,381
2.875%, 10/1/22	32,000	31,031
2.900%, 2/1/23	100,000	96,467
Southern Co. Gas Capital Corp.
3.500%, 9/15/21	45,000	44,549
WEC Energy Group, Inc.
3.375%, 6/15/21	20,000	20,001

		1,783,618

Total Utilities		11,922,235

Total Corporate Bonds		239,420,771

Foreign Government Securities (1.5%)
Canadian Government Bond
2.000%, 11/15/22(x)	100,000	96,095
Export Development Canada
1.750%, 7/21/20	75,000	73,484
1.500%, 5/26/21(x)	100,000	96,187
2.750%, 3/15/23	50,000	49,271
Export-Import Bank of Korea
4.000%, 1/29/21	182,000	183,745
2.750%, 1/25/22	100,000	97,077
Iraq Government AID Bond
2.149%, 1/18/22	200,000	193,350
Japan Bank for International Cooperation
2.375%, 7/21/22	500,000	482,777
2.375%, 11/16/22	200,000	192,524
2.375%, 4/20/26	200,000	186,035
2.250%, 11/4/26	50,000	45,810
Japan Finance Organization for Municipalities
2.125%, 4/13/21§	500,000	484,904
Japan International Cooperation Agency
2.750%, 4/27/27	600,000	565,762
Province of Alberta Canada
2.200%, 7/26/22	100,000	96,129
Province of British Columbia
2.000%, 10/23/22	50,000	47,677
Province of Manitoba
2.050%, 11/30/20	100,000	97,665
Province of New Brunswick Canada
2.500%, 12/12/22	25,000	24,131
Province of Ontario
4.000%, 10/7/19	136,000	137,448
4.400%, 4/14/20(x)	45,000	45,932
2.450%, 6/29/22	45,000	43,647
2.200%, 10/3/22	100,000	95,768
3.200%, 5/16/24	162,000	160,396
Province of Quebec
3.500%, 7/29/20	91,000	91,732
2.625%, 2/13/23	102,000	99,296
2.500%, 4/20/26	50,000	47,081
2.750%, 4/12/27	50,000	47,479

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

	Principal Amount		Value (Note 1)
Republic of Argentina
(Argentina Deposit Rates Badlar Private Banks ARS 30 to 35 Days + 2.50%), 42.563%, 3/11/19(k)	ARS	9,500,000	$229,811
(ARLLMONP + 0.00%), 60.000%, 6/21/20(k)		130,000	3,715
Republic of Chile
3.125%, 1/21/26		$100,000	96,100
Republic of Colombia
4.000%, 2/26/24		200,000	200,300
3.875%, 4/25/27		390,000	378,300
Republic of Hungary
6.375%, 3/29/21		200,000	213,420
5.375%, 3/25/24		160,000	170,854
Republic of Panama
3.750%, 3/16/25		200,000	199,100
Republic of Peru
7.350%, 7/21/25		200,000	244,500
4.125%, 8/25/27(x)		75,000	77,250
6.150%, 8/12/32(m)	PEN	2,700,000	830,367
Republic of Philippines
4.000%, 1/15/21		$136,000	138,210
3.000%, 2/1/28		300,000	279,990
Republic of Poland
5.125%, 4/21/21		45,000	47,083
4.000%, 1/22/24		75,000	76,382
Republic of Uruguay
8.000%, 11/18/22(x)		45,000	50,963
4.375%, 10/27/27		200,000	203,300
State of Israel
2.875%, 3/16/26		200,000	188,750
State of Qatar
4.500%, 4/23/28§		500,000	514,375
5.103%, 4/23/48§		500,000	518,750
Svensk Exportkredit AB
2.375%, 3/9/22		200,000	194,989
Tokyo Metropolitan Government Bond
2.500%, 6/8/22§		900,000	868,315
United Mexican States
3.625%, 3/15/22		192,000	192,000
4.000%, 10/2/23(x)		150,000	150,900
4.150%, 3/28/27		1,156,000	1,135,192
3.750%, 1/11/28(x)		200,000	190,200

Total Foreign Government Securities			11,174,518

Loan Participations (0.4%)
Industrials (0.4%)
Aerospace & Defense (0.1%)
Avolon Holdings Ltd.
(ICE LIBOR USD 1 Month + 2.00%), 4.165%, 1/15/25(k)		592,523	594,185

Building Products (0.1%)
Ply Gem, Inc.
(ICE LIBOR USD 3 Month + 3.75%), 6.087%, 4/1/25(k)		1,000,000	1,005,417

Trading Companies & Distributors (0.2%)
Delos Finance Sarl
(ICE LIBOR USD 3 Month + 1.75%), 4.136%, 10/6/23(k)		1,300,000	1,304,178

Total Industrials			2,903,780

Total Loan Participations			2,903,780

Mortgage-Backed Securities (25.8%)
FHLMC
3.000%, 9/1/27		30,299	29,944
3.000%, 7/1/28		16,374	16,182
2.500%, 1/1/29		45,133	43,975
3.000%, 1/1/30		36,695	36,274
2.500%, 3/1/30		30,580	29,604
2.500%, 5/1/30		83,062	80,385
3.000%, 5/1/30		69,088	68,344
3.000%, 6/1/30		133,497	131,808
2.500%, 7/1/30		32,284	31,241
3.000%, 7/1/30		68,120	67,321
2.500%, 8/1/30		96,174	93,045
3.000%, 8/1/30		21,756	21,480
2.500%, 9/1/30		122,004	118,034
3.500%, 9/1/30		60,840	61,336
2.500%, 4/1/31		105,520	102,086
3.500%, 4/1/31		4,498	4,531
3.566%, 11/1/31(l)		1,733	1,818
2.500%, 10/15/33 TBA		451,000	434,828
3.000%, 10/15/33 TBA		593,000	584,290
3.500%, 10/15/33 TBA		232,000	233,142
4.000%, 10/15/33 TBA		129,000	131,620
5.500%, 2/1/35		11,415	12,365
4.500%, 2/1/39		26,537	27,677
4.500%, 12/1/39		11,248	11,732
4.000%, 8/1/40		13,743	13,996
4.000%, 9/1/40		28,169	28,721
3.500%, 12/1/40		52,920	52,527
4.000%, 4/1/41		603	615
4.500%, 5/1/41		71,085	74,029
5.500%, 6/1/41		45,335	48,319
5.000%, 11/1/41		124,195	131,734
3.500%, 4/1/42		81,932	81,375
3.500%, 5/1/42		2,291	2,276
3.500%, 8/1/42		114,119	113,315
3.500%, 10/1/42		24,132	23,955
3.500%, 11/1/42		54,990	54,581
3.000%, 12/1/42		122,430	118,045
3.000%, 1/1/43		61,726	59,514
3.000%, 3/1/43		61,483	59,280
3.000%, 4/1/43		430,786	415,356
3.500%, 6/1/43		34,180	33,920
3.000%, 7/1/43		313,471	302,340
3.500%, 7/1/43		12,463	12,378
3.000%, 8/1/43		184,041	177,448
4.500%, 9/1/43		95,111	98,901
4.500%, 11/1/43		27,756	28,862
3.500%, 12/1/43		251,759	249,969
4.500%, 12/1/43		85,017	88,431
3.500%, 1/1/44		1,129,254	1,119,491
3.500%, 4/1/44		112,514	111,644
4.000%, 4/1/44		56,752	57,776
3.500%, 6/1/44		13,338	13,247
4.000%, 7/1/44		20,860	21,230
4.000%, 8/1/44		86,938	88,643
3.500%, 12/1/44		300,017	297,790
3.000%, 1/1/45		4,281,007	4,111,606
3.000%, 7/1/45		2,199,006	2,110,616
3.500%, 8/1/45		481,799	477,922

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

	Principal Amount	Value (Note 1)
3.500%, 9/1/45	$7,350	$7,293
4.000%, 9/1/45	56,839	58,024
4.000%, 10/1/45	79,127	80,382
4.000%, 12/1/45	23,966	24,450
3.500%, 1/1/46	52,361	51,760
3.500%, 3/1/46	38,484	38,042
3.500%, 5/1/46	42,418	41,931
3.500%, 7/1/46	419,272	415,505
4.000%, 7/1/46	52,912	53,734
4.000%, 8/1/46	30,731	31,208
4.000%, 9/1/46	4,453	4,520
4.000%, 10/1/46	8,462	8,591
3.000%, 12/1/46	373,855	358,894
4.000%, 1/1/47	511,824	520,581
4.000%, 2/1/47	188,599	191,472
3.500%, 3/1/47	110,571	109,491
3.500%, 7/1/47	17,841	17,687
4.000%, 8/1/47	200,131	203,993
3.500%, 10/1/47	94,318	93,456
3.500%, 12/1/47	85,683	84,900
3.500%, 1/1/48	29,411	29,095
4.500%, 8/1/48	448,142	467,958
3.000%, 10/15/48 TBA	1,574,392	1,506,251
3.500%, 10/15/48 TBA	2,367,163	2,329,806
4.000%, 10/15/48 TBA	1,389,000	1,402,564
4.500%, 10/15/48 TBA	202,000	208,462
5.000%, 10/15/48 TBA	199,000	208,865
FNMA
5.000%, 2/1/24(l)	102	105
2.500%, 9/1/27	36,667	35,746
3.884%, 1/1/28(l)	10,837	11,101
2.500%, 4/1/28	10,277	10,019
2.500%, 8/1/28	27,283	26,547
3.500%, 3/1/29	39,918	40,237
3.000%, 4/1/29	49,166	48,753
3.500%, 4/1/29	98,706	99,496
3.000%, 5/1/29	58,536	58,044
3.000%, 6/1/29	52,386	51,946
3.500%, 7/1/29	53,977	54,409
3.000%, 9/1/29	50,531	50,107
3.500%, 9/1/29	56,769	57,224
3.000%, 10/1/29	30,968	30,698
3.500%, 12/1/29	39,918	40,238
3.000%, 1/1/30	240,215	238,123
2.500%, 2/1/30	14,660	14,237
3.000%, 3/1/30	47,616	47,202
2.500%, 4/1/30	33,023	31,977
3.000%, 4/1/30	40,478	40,100
2.500%, 5/1/30	16,123	15,617
3.000%, 5/1/30	23,453	23,235
2.500%, 7/1/30	45,084	43,647
3.000%, 7/1/30	85,414	84,552
2.500%, 8/1/30	158,515	153,627
3.000%, 8/1/30	223,476	221,200
3.500%, 8/1/30	126,278	127,319
2.500%, 9/1/30	66,178	64,060
3.000%, 9/1/30	91,193	90,313
2.500%, 11/1/30	139,483	134,933
2.500%, 3/1/31	18,289	17,830
3.000%, 3/1/31	12,483	12,351
2.500%, 6/1/31	40,837	39,480
2.500%, 7/1/31	29,990	28,993
2.500%, 8/1/31	4,448	4,301
3.000%, 8/1/31	247,127	244,742
4.000%, 8/1/31	14,355	14,699
3.000%, 9/1/31	29,421	29,109
2.000%, 10/1/31	12,714	11,938
2.500%, 10/1/31	226,362	218,774
2.000%, 11/1/31	161,138	151,299
2.500%, 11/1/31	96,376	93,138
2.000%, 12/1/31	16,562	15,551
2.500%, 2/1/32	6,591	6,368
3.500%, 2/1/32	131,324	132,252
2.000%, 3/1/32	102,979	96,691
2.500%, 3/1/32	23,744	22,940
3.500%, 4/1/32	284,966	287,204
3.500%, 5/1/32	205,096	206,706
3.000%, 6/1/32	57,413	56,842
2.500%, 8/1/32	164,282	158,616
3.000%, 9/1/32	55,146	54,614
2.500%, 2/1/33	288,184	278,964
2.145%, 3/1/33(l)	13,771	13,852
4.000%, 9/1/33	80,000	82,150
4.000%, 10/1/33	230,000	236,141
3.000%, 10/25/33 TBA	82,000	80,994
4.500%, 10/25/33 TBA	279,000	282,226
6.000%, 2/1/34	31,106	34,089
5.500%, 5/1/34	139,883	151,544
6.000%, 8/1/34	16,953	18,606
3.000%, 9/1/34	2,722,101	2,661,279
3.500%, 12/1/34	2,159,185	2,161,630
5.000%, 2/1/35	172,791	183,290
5.500%, 2/1/35	88,578	95,944
6.000%, 4/1/35	278,402	304,856
5.000%, 9/1/35	9,703	10,273
5.500%, 12/1/35	48,236	52,367

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

	Principal Amount	Value (Note 1)
3.557%, 1/1/36(l)	$164,897	$171,953
4.000%, 1/1/36	58,447	59,564
3.000%, 10/1/36	5,271	5,128
3.000%, 11/1/36	53,664	52,242
3.000%, 12/1/36	81,842	79,672
6.000%, 2/1/38	13,324	14,631
6.000%, 3/1/38	4,354	4,784
6.000%, 5/1/38	13,535	14,888
6.000%, 10/1/38	4,160	4,560
6.000%, 12/1/38	5,859	6,427
5.500%, 1/1/39	22,656	24,876
4.000%, 5/1/39	583	593
4.000%, 6/1/39	15,913	16,203
4.000%, 7/1/39	22,164	22,527
4.500%, 7/1/39	182,234	190,100
6.000%, 7/1/39	18,823	20,354
5.500%, 9/1/39	56,430	61,397
5.500%, 12/1/39	35,464	38,519
5.500%, 3/1/40	3,882	4,223
6.500%, 5/1/40	115,772	128,551
4.000%, 7/1/40	50,184	51,099
4.500%, 7/1/40	45,224	47,106
4.000%, 8/1/40	91,441	93,109
4.500%, 8/1/40	72,497	75,513
4.000%, 9/1/40	86,260	87,834
4.000%, 10/1/40	308,299	314,302
4.000%, 11/1/40	16,295	16,592
3.974%, 12/1/40(l)	4,161	4,307
4.000%, 12/1/40	1,066,435	1,085,889
4.000%, 1/1/41	20,231	20,531
4.000%, 4/1/41	7,687	7,832
5.500%, 4/1/41	7,795	8,464
4.500%, 5/1/41	2,990	3,119
4.500%, 7/1/41	9,468	9,857
5.000%, 7/1/41	231,045	244,953
5.000%, 8/1/41	6,513	6,905
4.000%, 9/1/41	209,563	213,583
4.500%, 9/1/41	33,732	35,114
4.000%, 10/1/41	13,081	13,332
4.500%, 10/1/41	93,682	97,541
4.000%, 12/1/41	54,798	55,969
3.500%, 1/1/42	42,412	42,129
4.000%, 1/1/42	86,438	88,123
4.000%, 2/1/42	47,701	48,616
3.500%, 4/1/42	22,163	22,008
3.500%, 5/1/42	12,153	12,068
4.000%, 5/1/42	100,502	102,429
3.500%, 6/1/42	6,431	6,386
4.000%, 6/1/42	27,173	27,695
3.500%, 7/1/42	5,450	5,410
4.000%, 7/1/42	182,736	186,584
3.000%, 8/1/42	235,472	227,120
3.500%, 8/1/42	10,467	10,387
4.000%, 8/1/42	14,662	14,943
4.500%, 8/1/42	26,363	27,410
3.500%, 9/1/42	120,783	119,934
4.000%, 9/1/42	26,542	27,051
4.500%, 9/1/42	151,894	158,320
3.500%, 10/1/42	108,221	107,468
3.000%, 12/1/42	66,152	63,805
3.500%, 12/1/42	62,485	62,040
4.000%, 12/1/42	113,527	115,812
3.000%, 1/1/43	130,770	126,176
4.000%, 1/1/43	42,948	43,772
3.000%, 2/1/43	254,223	245,365
3.500%, 2/1/43	53,965	53,553
3.000%, 3/1/43	503,659	485,764
3.500%, 3/1/43	67,620	67,106
4.000%, 3/1/43	17,103	17,426
3.000%, 4/1/43	347,395	335,090
3.500%, 4/1/43	2,783	2,763
3.000%, 5/1/43	474,257	457,811
3.500%, 5/1/43	14,602	14,473
3.000%, 6/1/43	86,171	83,231
3.500%, 6/1/43	59,541	59,013
3.000%, 7/1/43	683,137	659,475
3.500%, 7/1/43	261,669	259,605
3.000%, 8/1/43	47,119	45,433
3.500%, 8/1/43	176,336	174,832
4.500%, 9/1/43	203,546	211,883
4.000%, 10/1/43	197,688	201,479
3.500%, 11/1/43	116,597	115,782
3.500%, 12/1/43	61,486	61,056
4.500%, 12/1/43	38,369	39,881
5.000%, 12/1/43	320,819	340,131
3.500%, 1/1/44	173,585	172,385
4.500%, 1/1/44	56,419	58,704
4.500%, 4/1/44	444,840	463,068
3.500%, 5/1/44	104,089	103,377
3.500%, 6/1/44	468,465	465,189
3.500%, 7/1/44	53,487	52,996
4.000%, 8/1/44	544,783	556,083
3.000%, 10/1/44	2,586,091	2,493,557
3.500%, 12/1/44	1,533,511	1,500,744
4.000%, 12/1/44	51,664	52,671
3.500%, 2/1/45	4,191,200	4,102,327
4.000%, 2/1/45	45,579	46,397
3.000%, 4/1/45	2,920,833	2,784,376
3.000%, 5/1/45	3,874,364	3,693,359
4.000%, 5/1/45	48,667	49,677
3.500%, 7/1/45	147,339	145,794
3.500%, 10/1/45	102,899	101,568
4.000%, 10/1/45	265,055	270,268
3.500%, 11/1/45	181,136	179,643
4.000%, 11/1/45	99,740	101,733
4.500%, 11/1/45	19,887	20,795
3.500%, 12/1/45	40,911	40,612
4.000%, 12/1/45	212,661	216,632
4.500%, 12/1/45	85,053	88,538
4.000%, 1/1/46	45,082	45,770
4.000%, 2/1/46	74,691	76,030
3.500%, 3/1/46	57,785	57,110
3.500%, 4/1/46	116,352	114,867
4.000%, 4/1/46	937,256	955,526
3.500%, 5/1/46	36,648	36,220
3.000%, 6/1/46	73,095	70,243
3.500%, 6/1/46	160,877	158,948
4.000%, 6/1/46	1,301,422	1,325,521
3.000%, 8/1/46	3,994	3,841
3.500%, 8/1/46	71,791	70,930
4.000%, 8/1/46	2,111	2,152
3.000%, 9/1/46	93,071	89,411
3.500%, 9/1/46	79,155	78,276
4.000%, 9/1/46	1,013,360	1,032,479
3.000%, 11/1/46	205,501	197,285
3.500%, 11/1/46	170,871	169,150
4.000%, 11/1/46	52,738	53,708
3.000%, 12/1/46	163,530	157,014
3.500%, 12/1/46	339,448	336,008
4.000%, 12/1/46	127,075	129,473
3.000%, 1/1/47	18,413	17,691
3.500%, 1/1/47	371,081	367,771
4.000%, 1/1/47	128,174	130,629
2.500%, 2/1/47	2,684,817	2,485,972
3.000%, 2/1/47	132,110	126,835
3.500%, 2/1/47	42,560	42,136
3.000%, 3/1/47	132,504	127,127
4.000%, 3/1/47	4,122,984	4,186,213

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

	Principal Amount	Value (Note 1)
3.500%, 5/1/47	$101,663	$100,571
3.500%, 6/1/47	62,512	61,841
3.500%, 7/1/47	44,899	44,416
4.000%, 8/1/47	89,154	90,474
3.500%, 10/1/47	91,576	90,664
3.500%, 11/1/47	55,698	55,178
3.500%, 12/1/47	517,952	512,093
3.500%, 1/1/48	333,728	330,226
4.000%, 1/1/48	2,784,242	2,816,326
4.000%, 3/1/48	161,829	165,034
4.000%, 4/1/48	100,318	102,281
4.500%, 4/1/48	58,273	61,171
4.500%, 5/1/48	842,338	879,223
4.500%, 7/1/48	35,828	37,562
4.000%, 8/1/48	516,615	524,066
4.500%, 8/1/48	1,006,226	1,038,889
3.500%, 10/25/48 TBA	1,315,000	1,294,042
5.500%, 10/25/48 TBA	12,000	12,816
3.000%, 11/25/48 TBA	29,887,623	28,568,365
3.500%, 11/25/48 TBA	34,800,000	34,208,672
4.000%, 11/25/48 TBA	28,000,000	28,234,063
GNMA
2.750%, 7/20/27(l)	832	847
5.500%, 4/15/33	1,157	1,256
5.000%, 12/15/38	8,236	8,755
4.000%, 4/20/39	3,657	3,750
5.000%, 7/15/39	47,342	50,417
4.000%, 7/20/39	8,645	8,866
5.000%, 10/20/39	8,756	9,305
4.500%, 12/20/39	3,562	3,723
4.500%, 1/20/40	4,428	4,628
4.500%, 2/20/40	3,480	3,637
4.500%, 5/20/40	316	330
4.000%, 10/20/40	47,060	48,273
4.000%, 11/20/40	144,048	147,762
5.000%, 12/15/40	29,871	31,812
4.000%, 12/20/40	56,736	58,199
4.000%, 1/20/41	48,111	49,351
4.000%, 3/15/41	37,296	38,198
4.500%, 7/20/41	19,855	20,734
3.500%, 1/15/42	29,537	29,457
4.500%, 2/15/42	270,650	282,671
5.000%, 7/20/42	22,111	23,562
3.500%, 4/15/43	44,755	44,718
3.500%, 4/20/43	90,530	90,590
3.500%, 2/20/44	333,372	333,593
5.000%, 7/20/44	3,281	3,428
4.000%, 10/20/44	1,626	1,662
3.500%, 1/20/45	1,550,952	1,537,442
3.000%, 2/15/45	68,387	66,592
3.000%, 4/20/45	186,116	181,230
3.500%, 5/20/45	86,289	86,157
3.000%, 6/20/45	397,915	387,221
3.000%, 7/15/45	683,479	664,897
3.000%, 10/20/45	94,517	91,977
3.000%, 4/20/46	942,879	916,066
3.500%, 4/20/46	1,688,901	1,683,161
3.500%, 5/20/46	82,807	82,526
3.000%, 6/20/46	169,956	165,123
3.500%, 6/20/46	1,041,497	1,037,958
3.000%, 7/20/46	263,939	256,434
3.500%, 7/20/46	365,930	364,687
3.000%, 8/20/46	28,532	27,712
3.000%, 9/20/46	629,036	610,951
3.500%, 9/20/46	1,189,009	1,184,968
3.000%, 10/20/46	19,700	19,133
3.500%, 10/20/46	112,970	112,431
3.000%, 12/20/46	58,869	57,177
3.000%, 1/20/47	38,269	37,145
3.000%, 3/20/47	67,146	65,174
3.000%, 4/20/47	48,923	47,486
3.000%, 7/20/47	28,168	27,323
4.500%, 9/20/48	62,795	64,976
3.000%, 10/15/48 TBA	820,500	794,539
3.500%, 10/15/48 TBA	1,752,855	1,741,237
4.000%, 10/15/48 TBA	1,067,000	1,084,839
4.500%, 10/15/48 TBA	961,500	993,575
5.000%, 10/15/48 TBA	341,000	355,999
5.500%, 10/15/48 TBA	250,000	267,773
4.000%, 11/15/48 TBA	4,065,500	4,128,229

Total Mortgage-Backed Securities		191,164,729

Municipal Bonds (2.1%)
Adams & Weld Counties School District No. 27J Brighton
5.000%, 12/1/42	20,000	22,551

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

	Principal Amount	Value (Note 1)
American Municipal Power, Inc. OH Combined Hydroelectric Projects Revenue Bonds, Taxable, Series 2009A
6.449%, 2/15/44	$55,000	$69,668
American Municipal Power, Inc., Revenue Bonds, Class B
7.834%, 2/15/41	20,000	28,615
Arizona Board of Regents Arizona State University System Revenue Refunding Bonds, Series 2017B
5.000%, 7/1/43	20,000	22,548
Berks County Industrial Development Authority Health System Revenue Bonds, Series 2017
5.000%, 11/1/47	30,000	32,407
5.000%, 11/1/50	20,000	21,525
Buena Park School District General Obligation Bonds, Election of 2014, Series 2018
5.000%, 8/1/47	10,000	11,268
California Infrastructure and Economic Development Bank Revenue Bonds, Series 2017
7.300%, 10/1/39	25,000	34,905
5.000%, 5/15/47	10,000	11,338
5.000%, 5/15/52	20,000	22,571
City & County of Denver, Series A-1
5.000%, 8/1/48	50,000	55,421
City and County of Denver, Colorado Dedicated Tax Revenue Refunding and Improvement Bonds Series 2016A
5.000%, 8/1/44	40,000	44,453
City of Atlanta, Georgia Water and Wastewater Revenue Refunding Bonds, Series 2015
5.000%, 11/1/40	20,000	22,133
City of Atlanta, Georgia Water and Wastewater Revenue Refunding Bonds, Series 2018A
5.000%, 11/1/41	30,000	33,998
City of Atlanta, Georgia Water and Wastewater Revenue Refunding Bonds, Series B
5.000%, 11/1/47	20,000	22,548
City of Aurora, Colorado Acting by and Through Its Utility Enterprise First Lien Water Refunding Bonds, Series 2016
5.000%, 8/1/41	50,000	55,858
5.000%, 8/1/46	30,000	33,515
City of Cartersville, Georgia Water and Sewer Revenue Bonds, Series 2018
5.000%, 6/1/48	30,000	33,871
City of Chicago Taxable General Obligation Bonds, Series 2015B
5.633%, 1/1/20	300,000	301,887
City of Cleveland, Ohio Various Purpose General Obligation Bonds, Series 2018
5.000%, 12/1/43	70,000	78,299
City of Colorado Springs, Colorado Utilities System Refunding Revenue Bonds, Series 2017A-2
5.000%, 11/15/42	100,000	113,038
City of Columbia, South Carolina Waterworks and Sewer System Revenue Bonds, Series 2018
5.000%, 2/1/42	20,000	22,780
5.000%, 2/1/48	20,000	22,676
City of Long Beach California Harbor Revenue Bonds, Series C
5.000%, 5/15/47	30,000	34,111
City of New York General Obligation Bonds Fiscal, Tax-Exempt Bonds, Series 2018 Subseries F-1
5.000%, 4/1/40	40,000	45,158
City of New York Municipal Water Finance Authority, Water & Sewer System, Revenue Bonds, Series 2010GG
5.724%, 6/15/42	105,000	130,474
City of New York Municipal Water Finance Authority, Water & Sewer System, Revenue Bonds, Series 2011EE
5.375%, 6/15/43	230,000	245,456
5.500%, 6/15/43	270,000	288,986
City of New York Municipal Water Finance Authority, Water & Sewer System, Revenue Bonds, Series BB
5.882%, 6/15/44	45,000	57,085
City of New York Transitional Finance Authority, Future Tax Secured Bonds, Revenue Bonds, Series 2011B
4.075%, 11/1/20	290,000	295,249
4.325%, 11/1/21	470,000	484,462
City of San Antonio, Electric & Gas Systems, Revenue Bonds, Series 2010A
5.808%, 2/1/41	45,000	55,855
City of San Antonio, Water System, Series C
5.000%, 5/15/46	150,000	166,898
Clark County School District, Nevada General Obligation Building Bonds, Series 2018A
5.000%, 6/15/30	30,000	34,338
5.000%, 6/15/31	30,000	34,177
5.000%, 6/15/33	30,000	33,937
Clark County School District, Series A
5.000%, 6/15/34	30,000	33,805
Clark County, Nevada General Obligation Stadium Improvement Bonds, Series 2018A
5.000%, 6/1/43	110,000	124,291
5.000%, 5/1/48	25,000	28,139
Commonwealth of Massachusetts Transportation Fund Revenue Bonds
5.000%, 6/1/48	60,000	68,007

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

	Principal Amount	Value (Note 1)
County of Franklin, Ohio Various Purpose Sales Tax Revenue Bonds, Series 2018
5.000%, 6/1/43	$20,000	$22,882
5.000%, 6/1/48	50,000	56,982
County of Los Angeles Community College District, General Obligation Bonds, Series 2008-E
6.600%, 8/1/42	25,000	34,426
County of Los Angeles Public Works Financing Authority, Revenue Bonds, Series 2010-B
5.841%, 8/1/21	145,000	154,548
County of Los Angeles Unified School District, General Obligation Bonds
6.758%, 7/1/34	60,000	77,123
County of Miami-Dade, Florida Aviation Revenue, Series C
4.062%, 10/1/31	25,000	24,549
Denton Independent School District
5.000%, 8/15/43	40,000	44,896
District of Columbia General Obligation Bonds, Series 2016A
5.000%, 6/1/41	180,000	201,730
District of Columbia Water and Sewer Authority Public Utility Senior Lien Revenue Bonds, Series 2018B
5.000%, 10/1/49	130,000	147,213
Dormitory Authority of The State of New York Columbia University Revenue Bonds, Series 2018 A
5.000%, 10/1/48	10,000	12,685
Dormitory Authority of The State of New York Columbia University Revenue Bonds, Series 2018 B
5.000%, 10/1/38	90,000	103,975
Dormitory Authority of The State of New York State Sales Tax Revenue Bonds, Series 2017A
5.000%, 3/15/43	30,000	33,570
Dormitory Authority of the State of New York State Sales Tax Revenue Bonds, Series 2018A
5.000%, 3/15/39	40,000	45,413
Dutchess County Local Development Corporation Health Quest Systems, Inc. Project Revenue Bonds, Series 2016B
5.000%, 7/1/46	450,000	486,859
Florida Hurricane Catastrophe Fund Finance Corp., Revenue Bonds, Series 2013A
2.995%, 7/1/20	50,000	49,970
Georgia Municipal Electric Authority, Revenue Bonds, Series 2010A
6.637%, 4/1/57	35,000	41,285
Grand Parkway Transportation Corp., Series A
5.000%, 10/1/43	70,000	78,723
5.000%, 10/1/48	130,000	145,530
Hampton Roads Transportation Accountability Commission Hampton Roads Transportation Fund Senior Lien Revenue Bonds Series 2018A
5.500%, 7/1/57	60,000	70,182
Hampton Roads Transportation Accountability Commission, Fund Senior Lien Revenue Bonds, Series 2018A
5.000%, 7/1/48	200,000	226,896
Health and Educational Facilities Authority of The State of Missouri Taxable Educational Facilities Revenue Bonds, Series 2016A
3.651%, 1/15/46	15,000	14,089
Housing & Community Development Authority, Series A
3.800%, 7/1/38	10,000	9,972
King County, Washington Sewer Refunding Revenue Bonds
5.000%, 7/1/42	20,000	22,564
King County, Washington Sewer Revenue Refunding Bonds, Series A
5.000%, 7/1/47	30,000	33,070
Las Vegas Valley Water District, Series A
5.000%, 6/1/46	230,000	255,125
Long Island Power Authority Electric System General Revenue Bonds, Series 2017
5.000%, 9/1/47	70,000	77,752
Los Angeles Department of Water & Power Power System Revenue Bonds
6.574%, 7/1/45	20,000	27,503
6.603%, 7/1/50	30,000	42,054
Maryland Stadium Authority Baltimore City Public Schools Construction and Revitalization Program Revenue Bonds, Series 2016
5.000%, 5/1/41	20,000	22,164
Massachusetts Development Finance Agency
5.000%, 7/1/44	40,000	43,048
Massachusetts Development Finance Agency Revenue Bonds, Caregroup Issue, Series J-2
5.000%, 7/1/43	30,000	32,425
5.000%, 7/1/48	60,000	64,599
5.000%, 7/1/53	30,000	32,175
Massachusetts School Building Authority Subordinated Dedicated Sales Tax Bonds, Series A
5.250%, 2/15/48	40,000	45,859
Massachusetts State Development Finance Agency Revenue Worcester Polytechnic
5.000%, 9/1/45	10,000	11,059
Mesquite Independent School District
5.000%, 8/15/43	180,000	202,180

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

	Principal Amount	Value (Note 1)
Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue Bonds, Series 2015A
5.000%, 7/1/41	$30,000	$33,195
5.000%, 7/1/42	30,000	33,175
5.000%, 7/1/45	20,000	22,321
Metropolitan Transportation Authority, Revenue Bonds, Series 2010E
6.814%, 11/15/40	45,000	59,333
Miami-Dade County Educational Facilities Authority Revenue Bonds, Series 2018A
5.000%, 4/1/53	60,000	65,495
Michigan Finance Authority
5.000%, 12/1/47	20,000	21,400
Michigan State Housing Development Authority Rental Housing Revenue Bonds, Series A
4.000%, 10/1/43	10,000	9,984
4.050%, 10/1/48	10,000	9,983
4.150%, 10/1/53	30,000	29,945
Michigan State Housing Development Authority Rental Housing Revenue Bonds, Series B
3.550%, 10/1/33	10,000	9,840
New Jersey Economic Development Authority, Revenue Bonds, Series B
(Zero Coupon), 2/15/22	800,000	706,952
New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Revenue Bonds, Series 2009B
6.875%, 12/15/39	1,670,000	1,701,029
New Jersey Turnpike Authority, Revenue Bonds, Series 2009F
7.414%, 1/1/40	56,000	80,124
New York & New Jersey Port Authority, Consolidated Bonds, Series 181
4.960%, 8/1/46	40,000	44,662
New York City Housing Development Corporation Multi-Family Housing Revenue Bonds 2018 Series C-1-A
3.700%, 11/1/38	20,000	19,610
4.000%, 11/1/53	50,000	49,440
New York City Housing Development Corporation Multi-Family Housing Revenue Bonds 2018 Series C-1-B
3.850%, 11/1/43	50,000	49,522
New York City Housing Development Corporation Multi-Family Housing Revenue Bonds, Series 2014 C-1-A
4.200%, 11/1/44	210,000	213,938
New York City Municipal Water Finance Authority Water and Sewer System Second General Resolution Revenue Bonds Fiscal Series 2018FF
5.000%, 6/15/39	50,000	56,651
5.000%, 6/15/40	40,000	45,320
New York City Municipal Water Finance Authority Water and System Revenue Bonds
5.440%, 6/15/43	25,000	30,042
New York City Municipal Water Finance Authority Water and System Revenue Bonds, Series 2018-CC-1
5.000%, 6/15/48	80,000	89,314
New York City Transitional Finance Authority Building Aid Revenue Bonds Fiscal, Series 2018 S-4B
2.620%, 7/15/21	25,000	24,604
New York City Transitional Finance Authority, New York Future Tax Secured Taxable Subordinate Bonds, Subseries 2018C-4
3.550%, 5/1/25	75,000	74,378
Northeast Ohio Regional Sewer District Wastewater Improvement Revenue and Refunding Bonds, Series 2014
5.000%, 11/15/49	180,000	198,081
Omaha Public Power District Electric System Revenue Bonds, Series 2017A
5.000%, 2/1/42	30,000	34,054
Pennsylvania State University University Bonds, Series 2018
5.000%, 9/1/43	20,000	22,800
5.000%, 9/1/48	20,000	22,691
Pennsylvania Turnpike Commission, Revenue Bonds, Subseries B
5.000%, 12/1/48	40,000	43,943
Permanent University Fund, University of Texas System
3.376%, 7/1/47	140,000	127,714
Regents of the University of California Medical Center, Revenue Bonds, Series 2010H
5.235%, 5/15/22	545,000	579,531
5.435%, 5/15/23	715,000	776,362
Rutgers The State University of New Jersey
5.665%, 5/1/40	110,000	128,557
Sacramento County Sanitation Districts Financing Authority, Revenue Various Refunding Sacramento, Series B
(ICE LIBOR USD 3 Month + 0.53%), 2.085%, 12/1/35(k)	30,000	29,305
Salt River Project Agricultural Improvement & Power District
5.000%, 1/1/36	30,000	34,603
Salt River Project Agricultural Improvement and Power District, Arizona Salt River Project Electric System Revenue Bonds, Series 2015A
5.000%, 12/1/45	50,000	55,456
San Diego County Regional Airport Authority Subordinate Airport Revenue Bonds, Series 2017A
5.000%, 7/1/47	20,000	22,371

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

	Principal Amount	Value (Note 1)
San Francisco Bay Area Toll Authority, Subordinate Toll Bridge, Revenue Bonds, Series 2010-S1
7.043%, 4/1/50	$60,000	$87,896
State of California Department of Water Resources, Revenue Bonds, Series P
2.000%, 5/1/22	75,000	72,276
State of California Federally Taxable General Obligation Refunding Bonds Various Purpose
4.600%, 4/1/38	100,000	103,740
State of California, Various Purposes, General Obligation Bonds, Series 2009
6.200%, 3/1/19	36,000	36,516
6.200%, 10/1/19	36,000	37,185
7.550%, 4/1/39	110,000	160,554
State of Illinois General Obligation Bonds, Series 2017A
5.000%, 12/1/24	10,000	10,558
State of Illinois General Obligation Bonds, Series 2017D
5.000%, 11/1/22	20,000	20,991
5.000%, 11/1/24	60,000	63,341
5.000%, 11/1/25	170,000	179,421
State of Illinois General Obligation Bonds, Series 2018A
5.000%, 5/1/20	20,000	20,628
State of Illinois, General Obligation Bonds
5.100%, 6/1/33	200,000	191,950
State of Minnesota, Series A
5.000%, 8/1/31	20,000	23,776
5.000%, 8/1/32	20,000	23,682
5.000%, 8/1/34	20,000	23,457
5.000%, 8/1/35	20,000	23,346
5.000%, 8/1/36	70,000	81,322
State of New York Dormitory Authority, Personal Income Tax, Revenue Bonds, Series 2010H
5.389%, 3/15/40	45,000	52,850
State of Washington, Washington Various Purpose General Obligation Bonds, Series 2018C
5.000%, 2/1/39	120,000	136,160
State of West Virginia General Obligation State Road Bonds, Series 2018 B
5.000%, 6/1/40	30,000	34,056
5.000%, 12/1/40	40,000	45,409
5.000%, 12/1/41	30,000	34,030
Tennessee Housing Development Agency
3.750%, 7/1/38	10,000	9,781
3.850%, 7/1/43	10,000	9,780
3.950%, 1/1/49	10,000	9,724
Texas Transportation Commission State of Texas Highway Improvement General Obligation Bonds, Series 2016
5.000%, 4/1/40	20,000	22,397
5.000%, 4/1/43	30,000	33,490
Texas Water Development Board
5.000%, 10/15/38	40,000	45,904
5.000%, 4/15/49	240,000	273,226
Texas Water Development Board State Water Implementation Revenue Fund For Texas Revenue Bonds Series 2017A
5.000%, 10/15/47	10,000	11,269
Texas Water Development Board State Water Implementation Revenue Fund For Texas Revenue Bonds, Series 2018A
5.000%, 10/15/43	170,000	193,180
The Central Puget Sound Regional Transit Authority Sales Tax Improvement and Refunding Bonds, Series 2015S-1
5.000%, 11/1/50	20,000	22,104
The City of New York General Obligation Bonds Fiscal Series 2018F, Subseries F-1
5.000%, 4/1/45	60,000	67,477
The Commonwealth of Massachusetts General Obligation Bonds Consolidated Loan of 2018, Series A
5.000%, 1/1/45	30,000	33,805
5.000%, 1/1/46	100,000	112,599
5.000%, 1/1/48	70,000	78,701
The Commonwealth of Massachusetts Massachusetts General Obligation Bonds Consolidated Loan of 2017, Series F
5.000%, 11/1/45	30,000	33,797
5.000%, 11/1/46	150,000	168,861
The Metropolitan St. Louis Sewer District Wastewater System Improvement and Refunding Revenue Bonds, Series 2017A
5.000%, 5/1/47	30,000	33,831
The Regents of The University of California General Revenue Bonds 2009, Series R
5.770%, 5/15/43	315,000	381,645
The Regents of The University of California Medical Center Pooled Revenue Bonds, Series 2016L
5.000%, 5/15/47	20,000	22,131
Triborough Bridge and Tunnel Authority General Revenue Bonds, Series 2017A
5.000%, 11/15/47	130,000	145,629
University of California, General Revenue Bonds, Series 2012- AD
4.858%, 5/15/12	45,000	45,561

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

	Principal Amount	Value (Note 1)
Upper Arlington City School District Franklin County, Ohio School Facilities Construction and Improvement Bonds, Series 2018A
5.000%, 12/1/48	$30,000	$33,928
Utah Transit Authority Sales Tax Revenue Taxable, Series B
5.937%, 6/15/39	90,000	110,484
Washington State Convention Center Public Facilities District
5.000%, 7/1/58	100,000	110,035

Total Municipal Bonds		15,301,584

Supranational (0.7%)
African Development Bank
1.875%, 3/16/20	100,000	98,579
Asian Development Bank
1.750%, 1/10/20	300,000	295,928
1.375%, 3/23/20	27,000	26,423
2.125%, 11/24/21(x)	50,000	48,600
2.000%, 2/16/22(x)	100,000	96,532
1.875%, 2/18/22	100,000	96,188
1.750%, 9/13/22	150,000	142,538
2.750%, 3/17/23(x)	85,000	83,723
2.625%, 1/12/27(x)	50,000	47,852
Corp. Andina de Fomento
2.200%, 7/18/20	100,000	97,879
Council of Europe Development Bank
1.875%, 1/27/20	125,000	123,403
European Bank for Reconstruction & Development
1.500%, 3/16/20	27,000	26,459
1.125%, 8/24/20	100,000	96,649
2.750%, 4/26/21	25,000	24,834
2.125%, 3/7/22	100,000	96,785
2.750%, 3/7/23	25,000	24,617
European Investment Bank
1.250%, 12/16/19	200,000	196,368
1.625%, 3/16/20	100,000	98,294
1.375%, 6/15/20(x)	100,000	97,517
1.625%, 8/14/20	50,000	48,836
2.875%, 9/15/20	91,000	90,892
4.000%, 2/16/21	91,000	93,122
2.000%, 3/15/21	125,000	122,094
2.500%, 4/15/21	50,000	49,405
2.375%, 5/13/21	150,000	147,678
2.250%, 3/15/22	225,000	218,978
2.875%, 8/15/23(x)	100,000	98,872
3.250%, 1/29/24	50,000	50,216
1.875%, 2/10/25	100,000	92,566
2.125%, 4/13/26	75,000	69,679
Inter-American Development Bank
1.625%, 5/12/20	175,000	171,557
1.375%, 7/15/20(x)	91,000	88,573
2.125%, 11/9/20	50,000	49,139
1.875%, 3/15/21(x)	100,000	97,358
1.750%, 4/14/22	100,000	95,619
1.750%, 9/14/22	100,000	95,028
2.500%, 1/18/23(x)	100,000	97,561
3.000%, 2/21/24(x)	75,000	74,436
2.125%, 1/15/25	100,000	94,175
International Bank for Reconstruction & Development
1.875%, 10/7/19	125,000	123,899
1.875%, 4/21/20(x)	250,000	246,300
2.125%, 11/1/20(x)	75,000	73,739
1.625%, 3/9/21	100,000	96,827
1.375%, 5/24/21	75,000	71,928
2.250%, 6/24/21(x)	125,000	122,556
1.375%, 9/20/21(x)	100,000	95,354
2.125%, 2/13/23(x)	68,000	65,281
1.750%, 4/19/23	100,000	94,287
2.500%, 7/29/25	75,000	71,936
1.875%, 10/27/26(x)	150,000	135,706
International Finance Corp.
1.625%, 7/16/20(x)	100,000	97,753
1.125%, 7/20/21(x)	100,000	94,982
2.875%, 7/31/23	30,000	29,703
Nordic Investment Bank
2.250%, 2/1/21	200,000	196,582

Total Supranational		5,381,785

U.S. Government Agency Securities (0.7%)
FFCB
1.950%, 1/10/20	100,000	98,690
2.375%, 4/13/20	200,000	199,082
1.620%, 4/20/21	150,000	145,028
FHLB
1.375%, 11/15/19	185,000	182,347
2.125%, 2/11/20	50,000	49,608
4.125%, 3/13/20	271,000	276,320
2.375%, 3/30/20	200,000	198,927
2.625%, 5/28/20	200,000	199,553
1.830%, 7/29/20	75,000	73,729
1.800%, 8/28/20	100,000	98,011
2.625%, 10/1/20	250,000	248,980
1.950%, 11/5/20	100,000	97,876
1.375%, 2/18/21	100,000	96,599
2.160%, 8/17/22	75,000	72,755
2.875%, 9/13/24	75,000	73,654
FHLMC
1.250%, 10/2/19	136,000	134,252
1.625%, 10/25/19	100,000	98,704
1.375%, 4/20/20	200,000	195,738
1.375%, 5/1/20(x)	91,000	89,041
1.875%, 11/17/20	100,000	97,966
2.000%, 11/20/20	100,000	98,107
2.375%, 2/16/21	250,000	246,889
2.375%, 1/13/22	300,000	294,533
3.200%, 5/15/23	150,000	149,492
3.350%, 7/26/23	50,000	49,950
FNMA
1.000%, 10/24/19	200,000	196,296
1.750%, 11/26/19(x)	100,000	98,755
1.500%, 6/22/20	125,000	122,201
1.500%, 11/30/20	100,000	97,134
1.875%, 12/28/20	100,000	97,875
2.000%, 1/5/22	200,000	194,086
2.625%, 9/6/24(x)	82,000	79,829
2.125%, 4/24/26	110,000	102,167
1.875%, 9/24/26(x)	100,000	90,468

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

	Principal Amount	Value (Note 1)
Tennessee Valley Authority
3.875%, 2/15/21	$91,000	$92,829
2.875%, 9/15/24	50,000	49,156

Total U.S. Government Agency Securities		4,786,627

U.S. Treasury Obligations (24.8%)
U.S. Treasury Bonds
8.500%, 2/15/20	546,000	588,110
7.875%, 2/15/21	91,000	101,417
7.125%, 2/15/23	200,000	234,131
6.750%, 8/15/26	100,000	126,063
4.250%, 5/15/39	284,000	331,126
4.500%, 8/15/39	275,000	331,246
4.375%, 11/15/39	976,000	1,158,055
4.625%, 2/15/40	100,000	122,608
4.375%, 5/15/40	200,000	237,597
4.375%, 5/15/41(z)	3,200,000	3,813,450
3.000%, 5/15/42	300,000	290,517
3.125%, 2/15/43#	1,075,000	1,061,848
2.875%, 5/15/43(z)	2,093,000	1,978,572
3.625%, 8/15/43#(z)	3,326,000	3,568,278
3.750%, 11/15/43#	1,389,000	1,520,716
3.625%, 2/15/44	200,000	214,791
3.000%, 5/15/45	300,000	289,416
2.875%, 8/15/45(z)	1,300,000	1,223,767
2.250%, 8/15/46	600,000	495,309
2.875%, 11/15/46	295,000	277,438
3.000%, 2/15/47	196,000	188,898
3.000%, 5/15/47(z)	3,400,000	3,274,625
3.000%, 2/15/48(z)	1,200,000	1,155,019
3.000%, 8/15/48	3,730,000	3,590,416
U.S. Treasury Notes
1.250%, 8/31/19	2,757,000	2,722,742
1.000%, 10/15/19	2,757,000	2,709,926
1.000%, 11/15/19	200,000	196,283
3.375%, 11/15/19	415,000	418,064
1.000%, 11/30/19	100,000	98,060
1.500%, 11/30/19	625,000	616,416
1.375%, 12/15/19	150,000	147,650
1.125%, 12/31/19	546,000	535,404
1.625%, 12/31/19	250,000	246,664
1.375%, 1/15/20	800,000	786,438
1.250%, 1/31/20	750,000	735,524
1.375%, 1/31/20	1,046,000	1,027,536
1.375%, 2/15/20	300,000	294,504
3.625%, 2/15/20	1,230,000	1,244,467
1.250%, 2/29/20	646,000	632,601
1.375%, 2/29/20	725,000	711,270
1.625%, 3/15/20	200,000	196,820
1.125%, 3/31/20	789,000	770,144
1.375%, 3/31/20	1,350,000	1,322,679
1.500%, 4/15/20	350,000	343,355
1.125%, 4/30/20	432,000	421,019
1.375%, 4/30/20	600,000	587,044
1.500%, 5/15/20	1,550,000	1,518,661
3.500%, 5/15/20	700,000	707,798
1.375%, 5/31/20	400,000	390,828
1.500%, 5/31/20	600,000	587,456
1.500%, 6/15/20	300,000	293,602
1.625%, 6/30/20	2,273,000	2,227,638
1.875%, 6/30/20	700,000	688,986
1.500%, 7/15/20	850,000	830,739
1.625%, 7/31/20	2,323,000	2,273,999
1.500%, 8/15/20	350,000	341,703
2.625%, 8/15/20	989,000	985,523
1.375%, 8/31/20	1,625,000	1,581,575
2.125%, 8/31/20	500,000	493,535
2.625%, 8/31/20	3,760,000	3,746,943
1.375%, 9/15/20	900,000	875,457
1.375%, 9/30/20	800,000	777,612
2.000%, 9/30/20	375,000	369,018
1.625%, 10/15/20	600,000	585,736
1.375%, 10/31/20	725,000	703,777
1.750%, 10/31/20	350,000	342,352
2.625%, 11/15/20	1,261,000	1,255,266
1.625%, 11/30/20	1,900,000	1,851,713
2.000%, 11/30/20	1,200,000	1,178,897
1.750%, 12/31/20	600,000	585,745
2.375%, 12/31/20	500,000	494,891
2.000%, 1/15/21	1,300,000	1,275,595
1.375%, 1/31/21	800,000	773,425
2.125%, 1/31/21	275,000	270,471
2.250%, 2/15/21	550,000	542,369
3.625%, 2/15/21	500,000	508,636
1.125%, 2/28/21	850,000	815,834
2.000%, 2/28/21	250,000	245,012
1.250%, 3/31/21	550,000	528,795
2.250%, 3/31/21	800,000	788,287
1.375%, 4/30/21	600,000	577,931
2.250%, 4/30/21	450,000	443,152
2.625%, 5/15/21	3,233,000	3,213,021
3.125%, 5/15/21	636,000	640,119
1.375%, 5/31/21	525,000	504,972
2.000%, 5/31/21	500,000	488,875
1.125%, 6/30/21	2,580,000	2,461,723
2.125%, 6/30/21	400,000	392,122
1.125%, 7/31/21	400,000	381,038
2.250%, 7/31/21	2,380,000	2,339,298
2.125%, 8/15/21	452,000	442,589
1.125%, 8/31/21	400,000	380,456

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

	Principal Amount		Value (Note 1)
2.000%, 8/31/21		$400,000	$390,200
1.125%, 9/30/21		400,000	379,881
2.125%, 9/30/21		2,230,000	2,181,411
1.250%, 10/31/21		575,000	547,319
2.000%, 10/31/21		350,000	340,865
2.000%, 11/15/21		537,000	522,757
1.750%, 11/30/21		750,000	724,102
1.875%, 11/30/21		550,000	533,195
2.000%, 12/31/21		500,000	486,090
2.125%, 12/31/21		500,000	488,027
1.500%, 1/31/22		475,000	453,944
1.875%, 1/31/22		500,000	483,645
2.000%, 2/15/22		352,000	341,809
1.750%, 2/28/22		475,000	457,254
1.875%, 2/28/22		475,000	459,162
1.750%, 3/31/22		500,000	480,789
1.875%, 3/31/22		500,000	482,852
1.750%, 4/30/22		600,000	576,361
1.875%, 4/30/22		2,330,000	2,247,922
1.750%, 5/15/22		478,000	458,869
1.750%, 5/31/22		900,000	863,648
1.875%, 5/31/22		500,000	482,000
1.750%, 6/30/22		800,000	767,013
2.125%, 6/30/22		325,000	315,859
1.875%, 7/31/22		450,000	432,988
1.625%, 8/15/22		378,000	360,030
1.625%, 8/31/22		600,000	571,261
1.875%, 8/31/22(z)		2,300,000	2,210,821
1.750%, 9/30/22		950,000	907,866
1.875%, 9/30/22		450,000	432,155
1.875%, 10/31/22		500,000	479,738
2.000%, 10/31/22		550,000	530,351
1.625%, 11/15/22		800,000	759,469
2.000%, 11/30/22		500,000	481,766
2.125%, 12/31/22		425,000	411,197
1.750%, 1/31/23		775,000	737,576
2.000%, 2/15/23		725,000	697,110
1.500%, 2/28/23		875,000	823,040
1.500%, 3/31/23		825,000	775,242
1.625%, 4/30/23		600,000	566,292
1.750%, 5/15/23		933,000	884,972
1.625%, 5/31/23		1,425,000	1,343,530
1.375%, 6/30/23		1,250,000	1,163,604
2.625%, 6/30/23		200,000	197,173
1.250%, 7/31/23		850,000	785,447
2.500%, 8/15/23		1,100,000	1,077,682
1.375%, 8/31/23		1,000,000	928,274
2.750%, 8/31/23		2,700,000	2,676,459
1.375%, 9/30/23		850,000	788,043
1.625%, 10/31/23		2,752,000	2,580,236
2.750%, 11/15/23		950,000	940,893
2.125%, 11/30/23		1,150,000	1,104,314
2.250%, 12/31/23		1,250,000	1,207,031
2.250%, 1/31/24		2,667,000	2,573,259
2.750%, 2/15/24		837,000	828,166
2.125%, 2/29/24		700,000	670,605
2.125%, 3/31/24		550,000	526,543
2.000%, 4/30/24		2,279,000	2,165,406
2.500%, 5/15/24		1,237,000	1,206,500
2.000%, 5/31/24		2,454,000	2,329,766
2.000%, 6/30/24		550,000	521,671
2.125%, 7/31/24(z)		6,300,000	6,011,873
2.375%, 8/15/24		1,250,000	1,208,838
1.875%, 8/31/24		1,000,000	940,320
2.125%, 9/30/24(z)		5,550,000	5,288,543
2.250%, 10/31/24		300,000	287,686
2.250%, 11/15/24		1,100,000	1,054,298
2.125%, 11/30/24		300,000	285,403
2.500%, 1/31/25		200,000	194,269
2.000%, 2/15/25		1,300,000	1,224,499
2.125%, 5/15/25		1,500,000	1,420,477
2.000%, 8/15/25		1,939,000	1,817,191
2.750%, 8/31/25		1,620,000	1,593,422
2.250%, 11/15/25		1,789,000	1,700,640
1.625%, 2/15/26		1,075,000	975,672
1.625%, 5/15/26		1,000,000	904,711
1.500%, 8/15/26		1,150,000	1,026,869
2.000%, 11/15/26		2,141,000	1,980,960
2.250%, 2/15/27		2,242,000	2,110,370
2.375%, 5/15/27(z)		2,250,000	2,136,146
2.250%, 8/15/27(z)		5,300,000	4,969,785
2.250%, 11/15/27		1,300,000	1,216,719
2.750%, 2/15/28		1,400,000	1,365,022
2.875%, 5/15/28		1,550,000	1,526,496
2.875%, 8/15/28		2,445,000	2,407,561

Total U.S. Treasury Obligations			183,430,413

Total Long-Term Debt Securities (116.4%) (Cost $892,819,342)			861,210,178

SHORT-TERM INVESTMENTS:
Certificates of Deposit (0.1%)
Canadian Imperial Bank of Commerce
2.66%, 4/17/19		380,000	379,999
MUFG Bank Ltd.
2.68%, 4/17/19§		380,000	374,573
Wells Fargo Bank NA
2.70%, 4/16/19		190,000	187,117

Total Certificates of Deposit			941,689

Commercial Paper (0.2%)
AT&T, Inc.
2.68%, 12/6/18(n)(p)		460,000	457,721
Societe Generale SA
2.61%, 4/12/19(n)(p)		380,000	374,720
Sumitomo Mitsui Banking Corp.
2.65%, 4/17/19(n)(p)		380,000	374,520

Total Commercial Paper			1,206,961

Foreign Government Treasury Bills (0.4%)
Argentina Treasury Bills
6.92%, 1/25/19(p)		400,000	391,321
(2.75)%, 1/31/19(p)	ARS	230,000	5,623
5.30%, 2/22/19(p)		$2,200,000	2,154,628
Hellenic Republic
24.49%, 10/5/18(p)	EUR	200,000	231,423
1.30%, 3/15/19(p)		300,000	346,232

Total Foreign Government Treasury Bills			3,129,227

	Number of Shares		Value (Note 1)
Investment Company (0.0%)
JPMorgan Prime Money Market Fund, IM Shares		1	1

	Principal Amount		Value (Note 1)
Repurchase Agreements (0.7%)
Citigroup Global Markets, Inc., 2.44%, dated 9/28/18, due 10/5/18, repurchase price $400,190, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 1.625%-2.250%, maturing 11/30/19-11/15/27; total market value $421,714.(xx)		$400,000	400,000

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

	Principal Amount	Value (Note 1)
Deutsche Bank Securities, Inc., 2.26%, dated 9/28/18, due 10/1/18, repurchase price $1,034,085, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 5/15/19-8/15/47; total market value $1,054,568.(xx)	$1,033,890	$1,033,890
ING Bank NV, 2.42%, dated 9/28/18, due 10/1/18, repurchase price $500,101, collateralized by various Common Stocks; total market value $555,623.(xx)	500,000	500,000
Natwest Markets Securities, Inc., 2.14%, dated 9/25/18, due 10/2/18, repurchase price $500,119, collateralized by various U.S. Government Treasury Securities, ranging from 1.375%-2.125%, maturing 10/31/20-11/15/26; total market value $510,182.(xx)	500,000	500,000
Natwest Markets Securities, Inc., 2.19%, dated 9/28/18, due 10/5/18, repurchase price $1,000,426, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-3.375%, maturing 2/15/19-5/15/44; total market value $1,020,187.(xx)	1,000,000	1,000,000
Natwest Markets Securities, Inc., 2.25%, dated 9/28/18, due 10/1/18, repurchase price $500,094, collateralized by various U.S. Government Treasury Securities, ranging from 1.375%-2.875%, maturing 5/31/19-11/15/26; total market value $510,096.(xx)	500,000	500,000
NBC Global Finance Ltd., 2.34%, dated 9/28/18, due 10/1/18, repurchase price $1,200,234, collateralized by various Common Stocks; total market value $1,335,186.(xx)	1,200,000	1,200,000

Total Repurchase Agreements		5,133,890

U.S. Government Agency Security (0.4%)
FHLB
2.09%, 11/16/18(o)(p)	2,800,000	2,792,364

Total Short-Term Investments (1.8%) (Cost $13,269,462)		13,204,132

	Number of Contracts	Value (Note 1)
OPTIONS PURCHASED:
Call Options Purchased (0.0%)
Future Interest Rate Options (0.0%)
Canada 10 Year Bond 11/16/2018 at CAD 159.00, American Style Notional Amount: CAD 1,200,000 Exchange Traded*	12	46
Canada 10 Year Bond 11/16/2018 at CAD 158.00, American Style Notional Amount: CAD 1,000,000 Exchange Traded*	10	39
Euro-BTP 11/23/2018 at EUR 165.00, American Style Notional Amount: EUR 500,000 Exchange Traded*	5	58
Euro-BTP 11/23/2018 at EUR 160.00, American Style Notional Amount: EUR 900,000 Exchange Traded*	9	104
Euro-OAT 10/26/2018 at EUR 176.00, American Style Notional Amount: EUR 5,900,000 Exchange Traded*	59	685
Long Gilt 11/23/2018 at GBP 139.00, American Style Notional Amount: GBP 8,200,000 Exchange Traded*	82	—
U.S. Treasury 10 Year Note 11/23/2018 at USD 134.00, American Style Notional Amount: USD 2,400,000 Exchange Traded*	24	—
U.S. Treasury 30 Year Bond 11/23/2018 at USD 180.00, American Style Notional Amount: USD 4,400,000 Exchange Traded*	44	—
U.S. Treasury 30 Year Bond 11/23/2018 at USD 178.00, American Style Notional Amount: USD 1,100,000 Exchange Traded*	11	—

		932

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

	Number of Contracts	Value (Note 1)
Put Options Purchased (0.0%)
Future Interest Rate Options (0.0%)
Euro-BTP 10/26/2018 at EUR 158.00, American Style Notional Amount: EUR 7,500,000 Exchange Traded*	75	$871
Euro-Bund 11/23/2018 at EUR 145.00, American Style Notional Amount: EUR 7,200,000 Exchange Traded*	72	836
Euro-Bund 11/23/2018 at EUR 147.00, American Style Notional Amount: EUR 2,300,000 Exchange Traded*	23	267
U.S. Treasury 10 Year Note 10/05/2018 at USD 118.25, American Style Notional Amount: USD 5,100,000 Exchange Traded*	51	3,187
U.S. Treasury 10 Year Note 10/05/2018 at USD 118.25, American Style Notional Amount: USD 15,600,000 Exchange Traded*	156	17,063
U.S. Treasury 5 Year Note 11/23/2018 at USD 104.75, American Style Notional Amount: USD 1,200,000 Exchange Traded*	12	—
U.S. Treasury 5 Year Note 11/23/2018 at USD 105.00, American Style Notional Amount: USD 100,000 Exchange Traded*	1	—
U.S. Treasury 5 Year Note 11/23/2018 at USD 105.75, American Style Notional Amount: USD 2,100,000 Exchange Traded*	21	—
U.S. Treasury 5 Year Note 11/23/2018 at USD 106.00, American Style Notional Amount: USD 200,000 Exchange Traded*	2	—
U.S. Treasury 5 Year Note 11/23/2018 at USD 107.00, American Style Notional Amount: USD 18,200,000 Exchange Traded*	182	—
U.S. Treasury 5 Year Note 11/23/2018 at USD 107.25, American Style Notional Amount: USD 26,700,000 Exchange Traded*	267	—
U.S. Treasury 5 Year Note 11/23/2018 at USD 107.50, American Style Notional Amount: USD 2,300,000 Exchange Traded*	23	—

		22,224

Total Options Purchased (0.0%) (Cost $65,883)		23,156

Total Investments Before Securities Sold Short (118.2%) (Cost $906,154,687)		874,437,466

	Principal Amount	Value (Note 1)
SECURITIES SOLD SHORT:
Mortgage-Backed Securities (-1.2%)
FNMA
2.000%, 10/25/33 TBA	$(213,000)	(199,338)
2.500%, 10/25/33 TBA	(52,400)	(50,550)
3.500%, 10/25/33 TBA	(522,144)	(524,795)
4.000%, 10/25/33 TBA	(241,000)	(245,801)
4.000%, 10/25/48 TBA	(4,727,000)	(4,772,793)
4.500%, 10/25/48 TBA	(1,537,000)	(1,585,511)
5.000%, 10/25/48 TBA	(266,000)	(279,217)
6.000%, 10/25/48 TBA	(38,000)	(41,079)
3.500%, 11/25/48 TBA	(1,361,745)	(1,338,606)

Total Securities Sold Short (-1.2%) (Proceeds Received $9,079,291)		(9,037,690)

Total Investments after Securities Sold Short (117.0%) (Cost $897,075,396)		865,399,776
Other Assets Less Liabilities (-17.0%)		(125,685,718)

Net Assets (100%)		$739,714,058

*	Non-income producing.

§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At September 30, 2018, the market value of these securities amounted to $130,766,865 or 17.7% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $291,381.

(b)	Rule 144A Illiquid Security. At September 30, 2018, the market value of these securities amounted to $11,497,279 or 1.6% of net assets.

(e)	Step Bond - Coupon rate increases or decreases in increments to maturity. Rate disclosed is as of September 30, 2018. Maturity date disclosed is the ultimate maturity date.

(h)

Defaulted security. A security is classified as defaulted if the issuer files for bankruptcy or fails to make a scheduled interest or principal payment within the grace period set forth in the security’s governing documents.

(k)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of September 30, 2018.

(l)

Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of September 30, 2018.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At September 30, 2018, the market value of these securities amounted to $13,495,425 or 1.8% of net assets.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

(n)	Section 4(2) Commercial Paper. Private placement for non-current transactions. Notes are usually sold to accredited investors without the intent to freely re-sell their holding.

(o)	Discount Note Security. Effective rate calculated as of September 30, 2018.

(p)	Yield to maturity.

(r)	Value determined using significant unobservable inputs.

(x)	All or a portion of security is on loan at September 30, 2018.

(xx)

At September 30, 2018, the Portfolio had loaned securities with a total value of $5,069,077. This was secured by cash collateral of $5,133,890 which was subsequently invested in joint repurchase agreements with a total value of $5,133,890, for which the Portfolio has a proportionate interest as reported in the Portfolio of Investments as Repurchase Agreements, and $47,330 collateralized by various U.S. Government Treasury Securities, ranging from 0.000% - 8.750%, maturing 10/4/18-11/15/46.

(y)

Securities are perpetual and, thus, do not have a predetermined maturity date. The coupon rate for these securities are fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of September 30, 2018.

(z)	All or a portion of the Security is held as a Sale-Buyback position.

Glossary:

ARM — Adjustable Rate Mortgage

ARS — Argentinian Nuevo peso

AUD — Australian Dollar

CAD — Canadian Dollar

CLO — Collateralized Loan Obligation

DKK — Denmark Krone

EUR — European Currency Unit

FFCB — Federal Farm Credit Bank

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corp.

FNMA — Federal National Mortgage Association

GBP — British Pound

GNMA — Government National Mortgage Association

ICE — Intercontinental Exchange

IO — Interest Only

JPY — Japanese Yen

LIBOR — London Interbank Offered Rate

MXN — Mexican Peso

MYR — Malaysian Ringgit

PEN — Peruvian Sol

PIK — Payment-in Kind Security

REMIC — Real Estate Mortgage Investment Conduit

RUB — Russian Ruble

SEK — Swedish Krona

TBA — To Be Announced; Security is subject to delayed delivery

USD — United States Dollar

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

Futures contracts outstanding as of September 30, 2018 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Euro-BTP	3	12/2018	EUR	431,353	(8,288)
Euro-Bund	95	12/2018	EUR	17,514,497	(137,765)
Euro-Schatz	36	12/2018	EUR	4,671,950	573
U.S. Treasury 2 Year Note	188	12/2018	USD	39,618,063	(103,804)
U.S. Treasury 5 Year Note	580	12/2018	USD	65,236,407	(521,895)
U.S. Treasury Long Bond	11	12/2018	USD	1,545,500	(23,198)
3 Month Eurodollar	232	3/2020	USD	56,164,300	(78,525)

					(872,902)

Short Contracts
Australia 10 Year Bond	(65)	12/2018	AUD	(6,054,192)	51,339
Canada 10 Year Bond	(22)	12/2018	CAD	(2,258,847)	29,759
Euro-BTP	(89)	12/2018	EUR	(12,796,814)	(98,298)
Euro-OAT	(59)	12/2018	EUR	(10,347,219)	113,897
Japan 10 Year Bond	(25)	12/2018	JPY	(33,024,556)	16,586
Long Gilt	(82)	12/2018	GBP	(12,925,922)	172,352
U.S. Treasury 10 Year Note	(64)	12/2018	USD	(7,602,000)	57,083
U.S. Treasury 10 Year Ultra Note	(8)	12/2018	USD	(1,008,000)	4,502
U.S. Treasury Long Bond	(70)	12/2018	USD	(9,835,000)	304,515
U.S. Treasury Ultra Bond	(1)	12/2018	USD	(154,281)	3,405
3 Month Eurodollar	(4)	6/2020	USD	(968,300)	2,927
3 Month Eurodollar	(41)	12/2020	USD	(9,925,588)	8,712
3 Month Eurodollar	(193)	3/2021	USD	(46,732,538)	60,146

					726,925

					(145,977)

Forward foreign currency contracts outstanding as of September 30, 2018 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
DKK	52,000	USD	8,064	JPMorgan Chase Bank	10/1/2018	32
USD	2,903,430	DKK	17,877,000	Bank of America	10/1/2018	120,109
USD	1,890,638	DKK	11,697,000	Deutsche Bank AG	10/1/2018	69,498
USD	719,869	DKK	4,515,000	Goldman Sachs Bank USA	10/1/2018	16,916
CAD	2,241,000	USD	1,716,505	JPMorgan Chase Bank	10/2/2018	18,485
USD	3,923,274	EUR	3,355,000	Bank of America	10/2/2018	27,952
USD	1,145,242	EUR	972,000	Barclays Bank plc	10/2/2018	16,701
USD	284,377	EUR	243,000	Goldman Sachs Bank USA	10/2/2018	2,242
USD	140,093	GBP	106,000	Goldman Sachs Bank USA	10/2/2018	1,933
USD	249,208	EUR	200,000	HSBC Bank plc	10/5/2018	16,943
RUB	53,451,056	USD	773,000	JPMorgan Chase Bank**	10/9/2018	42,273
RUB	89,737,380	USD	1,313,019	Barclays Bank plc**	10/10/2018	55,577
MXN	479,000	USD	25,427	JPMorgan Chase Bank	10/26/2018	62
USD	3,983,074	EUR	3,418,000	Bank of America	11/2/2018	4,694
USD	4,531,376	GBP	3,435,000	JPMorgan Chase Bank	11/2/2018	47,863
USD	1,848,015	JPY	203,968,000	Royal Bank of Scotland	11/5/2018	48,280
MXN	44,492,000	USD	2,285,836	Goldman Sachs Bank USA	11/14/2018	74,614
MXN	7,359,000	USD	374,756	HSBC Bank plc	11/14/2018	15,664
RUB	75,575,340	USD	1,102,829	Barclays Bank plc**	11/15/2018	45,478
SEK	26,060,000	USD	2,866,967	HSBC Bank plc	11/15/2018	76,106
USD	1,080,767	JPY	121,400,000	Bank of America	11/15/2018	8,778
USD	2,305,128	JPY	253,600,000	JPMorgan Chase Bank	11/15/2018	65,783
USD	713,563	RUB	45,103,230	Bank of America**	11/15/2018	28,255
USD	400,980	SEK	3,525,000	Bank of America	11/15/2018	2,886
USD	503,887	SEK	4,410,000	Barclays Bank plc	11/15/2018	5,845
USD	1,180,621	SEK	10,320,000	JPMorgan Chase Bank	11/15/2018	15,137
USD	753	JPY	83,000	Barclays Bank plc	11/26/2018	20
USD	1,868,914	JPY	205,884,000	Toronto-Dominion Bank	11/26/2018	49,416

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
USD	179,187	MYR	740,401	Goldman Sachs Bank USA**	12/19/2018	515
USD	382,416	EUR	300,000	HSBC Bank plc	3/15/2019	29,043
USD	661,470	EUR	510,000	Deutsche Bank AG	12/13/2019	45,157
USD	665,754	EUR	510,000	Deutsche Bank AG	2/25/2020	45,142
USD	675,634	JPY	67,710,000	Deutsche Bank AG	3/16/2020	50,364

Total unrealized appreciation						1,047,763

DKK	3,385,000	USD	534,394	Goldman Sachs Bank USA	10/2/2018	(7,374)
EUR	1,689,000	USD	1,967,121	Barclays Bank plc	10/2/2018	(6,108)
GBP	163,000	USD	214,948	Goldman Sachs Bank USA	10/2/2018	(2,494)
GBP	3,435,000	USD	4,525,219	JPMorgan Chase Bank	10/2/2018	(48,040)
USD	1,685,530	AUD	2,339,000	JPMorgan Chase Bank	10/2/2018	(5,216)
USD	708,871	CAD	918,000	Goldman Sachs Bank USA	10/2/2018	(1,848)
USD	254,778	CAD	330,000	HSBC Bank plc	10/2/2018	(710)
USD	522,063	DKK	3,385,000	JPMorgan Chase Bank	10/2/2018	(4,958)
USD	426,067	EUR	367,000	Barclays Bank plc	10/2/2018	(38)
USD	44,057	EUR	38,000	Goldman Sachs Bank USA	10/2/2018	(63)
USD	153,117	EUR	132,000	JPMorgan Chase Bank	10/2/2018	(142)
USD	4,548,696	GBP	3,492,000	Goldman Sachs Bank USA	10/2/2018	(2,777)
RUB	20,856,747	USD	327,000	HSBC Bank plc**	10/15/2018	(9,075)
RUB	49,699,473	USD	780,000	JPMorgan Chase Bank**	10/15/2018	(22,417)
USD	408,000	RUB	27,931,680	Barclays Bank plc**	10/15/2018	(17,770)
USD	1,078,000	RUB	72,137,310	Goldman Sachs Bank USA**	10/15/2018	(21,609)
USD	2,065,000	RUB	137,575,791	JPMorgan Chase Bank**	10/15/2018	(32,106)
USD	242,000	RUB	16,206,740	HSBC Bank plc**	10/24/2018	(4,815)
USD	565,000	RUB	37,311,155	Goldman Sachs Bank USA**	10/29/2018	(2,923)
USD	302,871	CAD	394,000	HSBC Bank plc	11/2/2018	(2,377)
JPY	203,968,000	USD	1,812,321	JPMorgan Chase Bank	11/5/2018	(12,586)
USD	598,495	MXN	11,466,000	Goldman Sachs Bank USA	11/14/2018	(9,815)
USD	1,309,427	MXN	24,730,000	HSBC Bank plc	11/14/2018	(2,583)
USD	843,863	MXN	16,122,000	JPMorgan Chase Bank	11/14/2018	(11,463)
JPY	125,200,000	USD	1,113,064	HSBC Bank plc	11/15/2018	(7,520)
JPY	221,200,000	USD	2,008,120	JPMorgan Chase Bank	11/15/2018	(54,876)
RUB	90,206,460	USD	1,426,810	Bank of America**	11/15/2018	(56,194)
RUB	71,560,835	USD	1,110,831	Goldman Sachs Bank USA**	11/15/2018	(23,521)
RUB	33,931,733	USD	517,000	JPMorgan Chase Bank**	11/15/2018	(1,434)
USD	314,464	SEK	2,850,000	Barclays Bank plc	11/15/2018	(7,399)
USD	547,800	SEK	4,960,000	Goldman Sachs Bank USA	11/15/2018	(12,355)
JPY	205,967,000	USD	1,832,852	JPMorgan Chase Bank	11/26/2018	(12,620)
EUR	510,000	USD	623,995	JPMorgan Chase Bank	12/13/2019	(7,682)
EUR	510,000	USD	628,496	JPMorgan Chase Bank	2/25/2020	(7,884)
JPY	67,710,000	USD	625,653	Citibank NA	3/16/2020	(383)

Total unrealized depreciation						(421,175)

Net unrealized appreciation						626,588

**	Non-deliverable forward.

Written Call Options Contracts as of September 30, 2018 (Note 1):

Description	Counterparty	Number of Contracts	Notional Amount	Exercise Price		Expiration Date	Value ($)
U.S. Treasury 2 Year Note	Exchange Traded	77	USD (15,400,000)	USD	106.00	11/23/2018	(2,406)
Written Put Options Contracts as of September 30, 2018 (Note 1):
Description	Counterparty	Number of Contracts	Notional Amount	Exercise Price		Expiration Date	Value ($)
Mid-Curve 2-Year Eurodollar	Exchange Traded	115	USD (28,750,000)	USD	96.75	12/14/2018	(20,844)
U.S. Treasury 2 Year Note	Exchange Traded	77	USD (15,400,000)	USD	105.38	11/23/2018	(19,250)

							(40,094)

Total Written Options Contracts (Premiums Received ($34,374))							(42,500)

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2018:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)(a)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Asset-Backed Securities	$—	$78,439,772	$—	(b)	$78,439,772
Collateralized Mortgage Obligations	—	95,953,691	—		95,953,691
Commercial Mortgage-Backed Securities	—	33,252,508	—		33,252,508
Corporate Bonds
Communication Services	—	20,570,034	—		20,570,034
Consumer Discretionary	—	6,922,500	—		6,922,500
Consumer Staples	—	12,648,168	—		12,648,168
Energy	—	15,687,864	—		15,687,864
Financials	—	107,225,743	1,908,259		109,134,002
Health Care	—	17,857,884	—		17,857,884
Industrials	—	13,648,971	—		13,648,971
Information Technology	—	16,291,903	—		16,291,903
Materials	—	3,543,392	—		3,543,392
Real Estate	—	11,193,818	—		11,193,818
Utilities	—	11,922,235	—		11,922,235
Foreign Government Securities	—	11,174,518	—		11,174,518
Forward Currency Contracts	—	1,047,763	—		1,047,763
Futures	825,796	—	—		825,796
Loan Participations
Industrials	—	2,903,780	—		2,903,780
Mortgage-Backed Securities	—	191,164,729	—		191,164,729
Municipal Bonds	—	15,301,584	—		15,301,584
Options Purchased
Call Options Purchased	932	—	—		932
Put Options Purchased	22,224	—	—		22,224
Short-Term Investments
Certificates of Deposit	—	941,689	—		941,689
Commercial Paper	—	1,206,961	—		1,206,961
Foreign Government Treasury Bills	—	3,129,227	—		3,129,227
Investment Company	1	—	—		1
Repurchase Agreements	—	5,133,890	—		5,133,890
U.S. Government Agency Security	—	2,792,364	—		2,792,364
Supranational	—	5,381,785	—		5,381,785
U.S. Government Agency Securities	—	4,786,627	—		4,786,627
U.S. Treasury Obligations	—	183,430,413	—		183,430,413

Total Assets	$848,953	$873,553,813	$1,908,259		$876,311,025

Liabilities:
Forward Currency Contracts	$—	$(421,175)	$—		$(421,175)
Futures	(971,773)	—	—		(971,773)
Mortgage-Backed Securities	—	(9,037,690)	—		(9,037,690)
Options Written
Call Options Written	(2,406)	—	—		(2,406)
Put Options Written	(40,094)	—	—		(40,094)

Total Liabilities	$(1,014,273)	$(9,458,865)	$—		$(10,473,138)

Total	$(165,320)	$864,094,948	$1,908,259		$865,837,887

(a)	Securities with a market value of $200,000 transferred from Level 3 to Level 2 at the end of the period due to active trading.

(b)	Value is zero.

There were no additional transfers between Levels 1, 2 or 3 during the nine months ended September 30, 2018.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

As of September 30, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$6,036,130
Aggregate gross unrealized depreciation	(37,879,897)

Net unrealized depreciation	$(31,843,767)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$897,681,654

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (2.4%)
Diversified Telecommunication Services (0.5%)
Cogent Communications Holdings, Inc.	1,900	$106,020
Ooma, Inc.*	927	15,388
ORBCOMM, Inc.*	3,309	35,936
Vonage Holdings Corp.*	40,027	566,782
Zayo Group Holdings, Inc.*	9,011	312,862

		1,036,988

Entertainment (1.0%)
Eros International plc*	655	7,893
IMAX Corp.*	14,000	361,200
Liberty Media Corp.-Liberty Braves, Class A*	523	14,267
Liberty Media Corp.-Liberty Braves, Class C*	1,611	43,900
Lions Gate Entertainment Corp., Class A	153	3,732
Lions Gate Entertainment Corp., Class B	349	8,131
Live Nation Entertainment, Inc.*	6,264	341,200
LiveXLive Media, Inc.(x)*	339	1,329
Madison Square Garden Co. (The), Class A*	83	26,172
Pandora Media, Inc.(x)*	11,641	110,706
Rosetta Stone, Inc.*	114	2,267
Spotify Technology SA*	4,040	730,554
Take-Two Interactive Software, Inc.*	3,015	416,040
World Wrestling Entertainment, Inc., Class A	1,919	185,625

		2,253,016

Interactive Media & Services (0.5%)
Care.com, Inc.*	879	19,435
Cargurus, Inc.*	2,230	124,189
Match Group, Inc.(x)*	2,360	136,668
QuinStreet, Inc.*	1,693	22,974
Travelzoo*	219	2,595
TrueCar, Inc.*	4,141	58,388
XO Group, Inc.*	1,101	37,962
Yelp, Inc.*	10,985	540,461
Zillow Group, Inc., Class A*	1,849	81,726
Zillow Group, Inc., Class C(x)*	3,967	175,540

		1,199,938

Media (0.3%)
AMC Networks, Inc., Class A*	1,989	131,950
Cable One, Inc.	195	172,305
Cardlytics, Inc.(x)*	254	6,360
Central European Media Enterprises Ltd., Class A*	3,912	14,670
Entravision Communications Corp., Class A	603	2,955
Hemisphere Media Group, Inc.*	400	5,580
Interpublic Group of Cos., Inc. (The)	1,797	41,097
Loral Space & Communications, Inc.*	583	26,468
MDC Partners, Inc., Class A*	2,645	10,977
New York Times Co. (The), Class A	4,854	112,370
Nexstar Media Group, Inc., Class A	2,013	163,858
Sinclair Broadcast Group, Inc., Class A	1,543	43,744
TechTarget, Inc.*	920	17,866
tronc, Inc.*	782	12,770

		762,970

Wireless Telecommunication Services (0.1%)
Boingo Wireless, Inc.*	1,843	64,321
Gogo, Inc.(x)*	2,938	15,248
Shenandoah Telecommunications Co.	2,123	82,266

		161,835

Total Communication Services		5,414,747

Consumer Discretionary (16.4%)
Auto Components (0.5%)
Dana, Inc.	6,036	112,692
Dorman Products, Inc.*	1,224	94,150
Fox Factory Holding Corp.*	1,645	115,232
Gentex Corp.	8,287	177,839
LCI Industries	1,111	91,991
Modine Manufacturing Co.*	345	5,141
Shiloh Industries, Inc.*	12	132
Stoneridge, Inc.*	1,115	33,138
Tenneco, Inc.	7,678	323,551
Visteon Corp.*	857	79,615

		1,033,481

Automobiles (0.3%)
Ferrari NV	3,921	536,824
Thor Industries, Inc.	1,877	157,105
Winnebago Industries, Inc.	1,408	46,675

		740,604

Distributors (0.1%)
Core-Mark Holding Co., Inc.	183	6,215
Funko, Inc., Class A(x)*	480	11,371
Pool Corp.	1,788	298,381

		315,967

Diversified Consumer Services (1.7%)
Bright Horizons Family Solutions, Inc.*	7,857	925,869
Career Education Corp.*	3,103	46,328
Carriage Services, Inc.	254	5,474
Chegg, Inc.*	20,016	569,055
Grand Canyon Education, Inc.*	11,348	1,280,053
H&R Block, Inc.	1,741	44,831
Houghton Mifflin Harcourt Co.*	460	3,220
Laureate Education, Inc., Class A*	11,000	169,840
Service Corp. International	3,713	164,115
ServiceMaster Global Holdings, Inc.*	6,160	382,105
Sotheby’s*	1,701	83,672
Strategic Education, Inc.	925	126,753
Weight Watchers International, Inc.*	1,654	119,071

		3,920,386

Hotels, Restaurants & Leisure (4.7%)
Belmond Ltd., Class A*	548	10,001
BJ’s Restaurants, Inc.	940	67,868
Bloomin’ Brands, Inc.	3,836	75,914
Bluegreen Vacations Corp.(x)	349	6,244
Boyd Gaming Corp.	3,418	115,699
Brinker International, Inc.(x)	1,528	71,403
Carrols Restaurant Group, Inc.*	1,399	20,425
Cheesecake Factory, Inc. (The)	1,915	102,529
Chipotle Mexican Grill, Inc.*	680	309,074
Choice Hotels International, Inc.	1,595	132,864
Churchill Downs, Inc.	528	146,626
Chuy’s Holdings, Inc.*	629	16,511
Cracker Barrel Old Country Store, Inc.(x)	869	127,856
Dave & Buster’s Entertainment, Inc.*	6,891	456,322
Denny’s Corp.*	2,175	32,016
Dine Brands Global, Inc.	437	35,532
Domino’s Pizza, Inc.	1,915	564,542
Drive Shack, Inc. (REIT)*	2,415	14,393
Dunkin’ Brands Group, Inc.(x)	3,774	278,219
Eldorado Resorts, Inc.(x)*	2,993	145,460

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Empire Resorts, Inc.*	111	$1,032
Extended Stay America, Inc.	5,213	105,459
Fiesta Restaurant Group, Inc.*	879	23,513
Golden Entertainment, Inc.*	826	19,832
Hilton Grand Vacations, Inc.*	29,378	972,412
Hilton Worldwide Holdings, Inc.	8,774	708,764
International Game Technology plc	249	4,918
Jack in the Box, Inc.	187	15,676
Lindblad Expeditions Holdings, Inc.*	1,005	14,944
Marriott Vacations Worldwide Corp.	4,995	558,191
Melco Resorts & Entertainment Ltd. (ADR)	20,433	432,158
Monarch Casino & Resort, Inc.*	409	18,589
Nathan’s Famous, Inc.	117	9,641
Noodles & Co.(x)*	675	8,168
Norwegian Cruise Line Holdings Ltd.*	7,458	428,313
Papa John’s International, Inc.(x)	485	24,871
Penn National Gaming, Inc.*	439	14,452
Pinnacle Entertainment, Inc.*	2,378	80,115
Planet Fitness, Inc., Class A*	25,287	1,366,258
PlayAGS, Inc.*	965	28,439
Potbelly Corp.*	1,080	13,284
RCI Hospitality Holdings, Inc.	323	9,564
Red Rock Resorts, Inc., Class A	3,169	84,454
Ruth’s Hospitality Group, Inc.	1,269	40,037
Scientific Games Corp., Class A*	2,498	63,449
SeaWorld Entertainment, Inc.*	2,510	78,889
Shake Shack, Inc., Class A*	1,125	70,886
Six Flags Entertainment Corp.(x)	3,276	228,730
Sonic Corp.	842	36,492
Texas Roadhouse, Inc.	3,067	212,512
Vail Resorts, Inc.	4,110	1,127,867
Wendy’s Co. (The)	8,701	149,135
Wingstop, Inc.	7,106	485,127
Wyndham Destinations, Inc.	4,500	195,120
Wyndham Hotels & Resorts, Inc.	4,482	249,065

		10,609,854

Household Durables (1.0%)
AV Homes, Inc.*	168	3,360
Cavco Industries, Inc.*	389	98,417
Century Communities, Inc.*	50	1,313
GoPro, Inc., Class A(x)*	5,158	37,138
Hamilton Beach Brands Holding Co., Class A	298	6,538
Helen of Troy Ltd.*	94	12,305
Hooker Furniture Corp.	239	8,078
Hovnanian Enterprises, Inc., Class A*	1,097	1,755
Installed Building Products, Inc.*	998	38,922
iRobot Corp.(x)*	1,203	132,234
KB Home	851	20,347
La-Z-Boy, Inc.	871	27,524
LGI Homes, Inc.(x)*	842	39,944
M/I Homes, Inc.*	11,088	265,336
Meritage Homes Corp.*	113	4,509
Mohawk Industries, Inc.*	1,793	314,403
NVR, Inc.*	144	355,794
PulteGroup, Inc.	3,802	94,176
Roku, Inc.*	1,970	143,869
Skyline Champion Corp.	1,302	37,198
Sonos, Inc.(x)*	282	4,523
Taylor Morrison Home Corp., Class A*	16,202	292,284
Tempur Sealy International, Inc.(x)*	2,121	112,201
Toll Brothers, Inc.	3,297	108,900
TopBuild Corp.*	1,611	91,537
TRI Pointe Group, Inc.*	268	3,323
Turtle Beach Corp.(x)*	362	7,218
Vuzix Corp.*	956	6,262
William Lyon Homes, Class A*	256	4,068
ZAGG, Inc.*	1,245	18,364

		2,291,840

Internet & Direct Marketing Retail (2.9%)
1-800-Flowers.com, Inc., Class A*	345	4,071
Duluth Holdings, Inc., Class B(x)*	14,520	456,799
Etsy, Inc.*	16,324	838,727
Eventbrite, Inc., Class A*	700	26,579
Gaia, Inc.*	325	5,005
Groupon, Inc.*	19,992	75,370
GrubHub, Inc.*	9,138	1,266,710
Leaf Group Ltd.*	542	5,420
Liberty Expedia Holdings, Inc., Class A*	160	7,526
Liberty TripAdvisor Holdings, Inc., Class A*	3,302	49,035
Nutrisystem, Inc.	1,345	49,832
Overstock.com, Inc.(x)*	940	26,038
PetMed Express, Inc.(x)	909	30,006
Quotient Technology, Inc.*	3,618	56,079
Remark Holdings, Inc.(x)*	1,243	3,965
Shutterfly, Inc.*	12,532	825,733
Shutterstock, Inc.	852	46,502
Stamps.com, Inc.*	789	178,472
TripAdvisor, Inc.*	11,993	612,483
Wayfair, Inc., Class A*	13,037	1,925,174

		6,489,526

Leisure Products (0.5%)
Brunswick Corp.	389	26,071
Callaway Golf Co.	2,859	69,445
Johnson Outdoors, Inc., Class A	137	12,740
Malibu Boats, Inc., Class A*	940	51,437
Marine Products Corp.	250	5,723
Mattel, Inc.(x)*	3,479	54,620
MCBC Holdings, Inc.*	877	31,467
Nautilus, Inc.*	1,235	17,228
Polaris Industries, Inc.	7,329	739,862
Sturm Ruger & Co., Inc.(x)	764	52,754

		1,061,347

Multiline Retail (1.0%)
Big Lots, Inc.	399	16,674
Dollar Tree, Inc.*	14,189	1,157,113
Nordstrom, Inc.	5,347	319,804
Ollie’s Bargain Outlet Holdings, Inc.*	7,461	717,002
Sears Holdings Corp.(x)*	60	58

		2,210,651

Specialty Retail (2.7%)
American Eagle Outfitters, Inc.	6,633	164,697
America’s Car-Mart, Inc.*	102	7,976
Asbury Automotive Group, Inc.*	892	61,325
At Home Group, Inc.*	11,183	352,600
Boot Barn Holdings, Inc.*	14,961	425,042
Buckle, Inc. (The)(x)	273	6,293
Burlington Stores, Inc.*	6,621	1,078,692
Camping World Holdings, Inc., Class A(x)	1,483	31,618
Carvana Co.(x)*	1,462	86,390
Children’s Place, Inc. (The)	726	92,783
Conn’s, Inc.(x)*	437	15,448
Five Below, Inc.*	10,731	1,395,673
Floor & Decor Holdings, Inc., Class A*	18,308	552,352
Hudson Ltd., Class A*	1,823	41,127
Kirkland’s, Inc.*	290	2,926
Lithia Motors, Inc., Class A	4,116	336,113

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Lumber Liquidators Holdings, Inc.*	1,099	$17,024
MarineMax, Inc.*	548	11,645
Michaels Cos., Inc. (The)*	823	13,357
Monro, Inc.	1,454	101,198
Murphy USA, Inc.*	265	22,647
National Vision Holdings, Inc.*	2,209	99,714
New York & Co., Inc.*	856	3,304
Party City Holdco, Inc.(x)*	58	786
RH(x)*	2,977	390,017
Sally Beauty Holdings, Inc.*	1,520	27,953
Sleep Number Corp.(x)*	1,534	56,421
Sportsman’s Warehouse Holdings, Inc.*	49,939	292,143
Tailored Brands, Inc.(x)	2,261	56,955
Tile Shop Holdings, Inc.	971	6,943
Urban Outfitters, Inc.*	3,384	138,406
Williams-Sonoma, Inc.(x)	871	57,242
Winmark Corp.	118	19,588
Zumiez, Inc.*	261	6,877

		5,973,275

Textiles, Apparel & Luxury Goods (1.0%)
Carter’s, Inc.	2,074	204,496
Columbia Sportswear Co.	172	16,008
Crocs, Inc.*	3,073	65,424
Deckers Outdoor Corp.*	1,359	161,150
Fossil Group, Inc.*	467	10,872
G-III Apparel Group Ltd.*	561	27,035
Hanesbrands, Inc.(x)	16,281	300,059
Michael Kors Holdings Ltd.*	3,426	234,887
Movado Group, Inc.	73	3,059
Oxford Industries, Inc.	761	68,642
Skechers U.S.A., Inc., Class A*	2,868	80,103
Steven Madden Ltd.	6,400	338,560
Superior Group of Cos., Inc.	470	8,939
Under Armour, Inc., Class A*	3,773	80,063
Under Armour, Inc., Class C*	21,034	409,322
Wolverine World Wide, Inc.	4,200	164,010

		2,172,629

Total Consumer Discretionary		36,819,560

Consumer Staples (1.6%)
Beverages (0.2%)
Boston Beer Co., Inc. (The), Class A*	382	109,825
Castle Brands, Inc.(x)*	3,647	3,902
Celsius Holdings, Inc.(x)*	1,028	4,143
Coca-Cola Bottling Co. Consolidated	215	39,190
Craft Brew Alliance, Inc.*	532	8,698
MGP Ingredients, Inc.	531	41,938
Monster Beverage Corp.*	3,100	180,668
National Beverage Corp.(x)*	535	62,392
Primo Water Corp.*	1,452	26,209

		476,965

Food & Staples Retailing (0.3%)
BJ’s Wholesale Club Holdings, Inc.(x)*	1,121	30,020
Chefs’ Warehouse, Inc. (The)*	993	36,096
Performance Food Group Co.*	4,580	152,514
PriceSmart, Inc.	1,012	81,921
Smart & Final Stores, Inc.*	32,183	183,443
Sprouts Farmers Market, Inc.*	5,677	155,607
US Foods Holding Corp.*	613	18,893

		658,494

Food Products (0.8%)
B&G Foods, Inc.(x)	327	8,976
Calavo Growers, Inc.(x)	718	69,359
Cal-Maine Foods, Inc.	569	27,483
Freshpet, Inc.*	1,190	43,673
Hostess Brands, Inc.*	23,800	263,466
J&J Snack Foods Corp	683	103,058
John B Sanfilippo & Son, Inc.	390	27,838
Lamb Weston Holdings, Inc.	9,206	613,120
Lancaster Colony Corp.	623	92,958
Limoneira Co.	148	3,864
Post Holdings, Inc.*	1,712	167,844
Simply Good Foods Co. (The)*	8,800	171,160
Tootsie Roll Industries, Inc.(x)	126	3,686

		1,596,485

Household Products (0.1%)
Central Garden & Pet Co.(x)*	361	13,010
Central Garden & Pet Co., Class A*	1,357	44,971
Energizer Holdings, Inc.	1,554	91,142
Spectrum Brands Holdings, Inc.	826	61,719
WD-40 Co.	619	106,530

		317,372

Personal Products (0.2%)
elf Beauty, Inc.(x)*	1,023	13,023
Herbalife Nutrition Ltd.*	881	48,059
Inter Parfums, Inc.	732	47,177
Medifast, Inc.	531	117,643
Natural Health Trends Corp.(x)	257	5,983
Nu Skin Enterprises, Inc., Class A	774	63,793
Revlon, Inc., Class A(x)*	320	7,136
USANA Health Sciences, Inc.*	575	69,316

		372,130

Tobacco (0.0%)
22nd Century Group, Inc.(x)*	5,254	14,764
Turning Point Brands, Inc.	362	15,009
Vector Group Ltd.(x)	2,073	28,561

		58,334

Total Consumer Staples		3,479,780

Energy (1.9%)
Energy Equipment & Services (0.6%)
Cactus, Inc., Class A*	9,757	373,498
Covia Holdings Corp.*	1,402	12,576
Independence Contract Drilling, Inc.(x)*	929	4,589
ION Geophysical Corp.*	480	7,464
Keane Group, Inc.*	2,253	27,870
Key Energy Services, Inc.*	451	5,159
Liberty Oilfield Services, Inc., Class A(x)	19,692	424,756
Mammoth Energy Services, Inc.(x)	557	16,209
Oceaneering International, Inc.*	12,780	352,728
Profire Energy, Inc.*	1,040	3,318
ProPetro Holding Corp.*	3,211	52,949
RigNet, Inc.*	46	936
RPC, Inc.(x)	950	14,706
Select Energy Services, Inc., Class A*	457	5,411
Solaris Oilfield Infrastructure, Inc., Class A(x)*	1,175	22,196
TETRA Technologies, Inc.*	4,781	21,562
US Silica Holdings, Inc.(x)	2,161	40,692

		1,386,619

Oil, Gas & Consumable Fuels (1.3%)
Abraxas Petroleum Corp.*	6,930	16,147
Antero Resources Corp.*	5,925	104,932
Berry Petroleum Corp.	251	4,423
Callon Petroleum Co.*	37,800	453,221
Carrizo Oil & Gas, Inc.*	3,928	98,986
CONSOL Energy, Inc.*	543	22,160
CVR Energy, Inc.(x)	678	27,269
Delek US Holdings, Inc.	3,510	148,929
Denbury Resources, Inc.*	9,342	57,920

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Diamondback Energy, Inc.	1,550	$209,545
Eclipse Resources Corp.*	2,160	2,570
Energy XXI Gulf Coast, Inc.*	194	1,622
Evolution Petroleum Corp.	1,074	11,868
Goodrich Petroleum Corp.(x)*	287	4,029
Isramco, Inc.*	2	244
Jagged Peak Energy, Inc.(x)*	2,917	40,342
Kosmos Energy Ltd.*	2,120	19,822
Laredo Petroleum, Inc.*	2,191	17,900
Lilis Energy, Inc.(x)*	1,808	8,859
Matador Resources Co.*	4,368	144,362
Newfield Exploration Co.*	3,346	96,465
NextDecade Corp.(x)*	598	3,379
Northern Oil and Gas, Inc.*	2,108	8,432
Panhandle Oil and Gas, Inc., Class A	324	5,978
Par Pacific Holdings, Inc.*	144	2,938
Parsley Energy, Inc., Class A*	8,215	240,289
Penn Virginia Corp.*	568	45,747
Renewable Energy Group, Inc.*	197	5,674
Resolute Energy Corp.(x)*	22	832
Ring Energy, Inc.*	25,260	250,327
Sanchez Energy Corp.(x)*	2,181	5,016
SRC Energy, Inc.*	11,008	97,861
Tellurian, Inc.(x)*	3,676	32,974
Uranium Energy Corp.(x)*	7,476	12,859
WildHorse Resource Development Corp.*	1,151	27,210
WPX Energy, Inc.*	26,247	528,089
Zion Oil & Gas, Inc.(x)*	2,400	3,072

		2,762,292

Total Energy		4,148,911

Financials (6.2%)
Banks (2.5%)
Allegiance Bancshares, Inc.*	125	5,213
Ameris Bancorp	1,814	82,900
Atlantic Capital Bancshares, Inc.*	819	13,718
BancFirst Corp.	204	12,230
Bank of NT Butterfield & Son Ltd. (The)	2,476	128,405
Bankwell Financial Group, Inc.	30	941
Blue Hills Bancorp, Inc.	472	11,375
Cadence Bancorp	20,549	536,739
Cambridge Bancorp	47	4,230
Capstar Financial Holdings, Inc.	139	2,321
Carolina Financial Corp.	586	22,104
Chemical Financial Corp.	7,311	390,407
City Holding Co.	80	6,144
CoBiz Financial, Inc.	1,682	37,239
ConnectOne Bancorp, Inc.	328	7,790
Customers Bancorp, Inc.*	452	10,636
Eagle Bancorp, Inc.*	1,175	59,455
East West Bancorp, Inc.	507	30,608
Enterprise Financial Services Corp.	370	19,629
Equity Bancshares, Inc., Class A*	219	8,598
Esquire Financial Holdings, Inc.(x)*	133	3,320
Farmers & Merchants Bancorp, Inc.(x)	366	15,588
FB Financial Corp.	327	12,812
FCB Financial Holdings, Inc., Class A*	1,689	80,059
First Connecticut Bancorp, Inc.	119	3,516
First Financial Bankshares, Inc.(x)	2,927	172,986
First Foundation, Inc.*	559	8,732
German American Bancorp, Inc.	252	8,891
Glacier Bancorp, Inc.	581	25,035
Green Bancorp, Inc.	172	3,801
Guaranty Bancorp	970	28,809
Hanmi Financial Corp.	174	4,333
HarborOne Bancorp, Inc.*	252	4,818
Heritage Commerce Corp.	1,641	24,484
Home BancShares, Inc.	1,695	37,121
HomeTrust Bancshares, Inc.*	271	7,900
Howard Bancorp, Inc.*	60	1,062
Independent Bank Corp./MA	136	11,234
Independent Bank Corp./MI	308	7,284
Independent Bank Group, Inc.	248	16,442
Investar Holding Corp.	114	3,061
Lakeland Financial Corp.	836	38,857
LegacyTexas Financial Group, Inc.	9,085	387,021
Live Oak Bancshares, Inc.	619	16,589
MB Financial, Inc.	8,977	413,929
Metropolitan Bank Holding Corp.*	4,400	180,928
Midland States Bancorp, Inc.	505	16,211
National Bank Holdings Corp., Class A	450	16,943
National Commerce Corp.*	313	12,927
Old Line Bancshares, Inc.	103	3,259
Origin Bancorp, Inc.	266	10,015
Pacific Premier Bancorp, Inc.*	701	26,077
People’s Utah Bancorp	707	24,003
Pinnacle Financial Partners, Inc.	8,560	514,883
Preferred Bank	641	37,499
Republic First Bancorp, Inc.*	445	3,182
Seacoast Banking Corp. of Florida*	370	10,804
ServisFirst Bancshares, Inc.	2,126	83,233
Signature Bank	1,538	176,624
State Bank Financial Corp.	618	18,651
Stock Yards Bancorp, Inc.	222	8,059
SVB Financial Group*	1,670	519,085
Synovus Financial Corp.	404	18,499
Texas Capital Bancshares, Inc.*	1,422	117,528
Tompkins Financial Corp.	32	2,598
TriCo Bancshares	91	3,514
TriState Capital Holdings, Inc.*	256	7,066
Triumph Bancorp, Inc.*	1,094	41,791
Union Bankshares, Inc.(x)	149	7,919
United Community Banks, Inc.	335	9,343
Veritex Holdings, Inc.*	342	9,665
Washington Trust Bancorp, Inc.	207	11,447
West Bancorporation, Inc.	132	3,102
Western Alliance Bancorp*	10,383	590,688
Wintrust Financial Corp.	5,500	467,170

		5,681,079

Capital Markets (2.5%)
Affiliated Managers Group, Inc.	2,445	334,280
Artisan Partners Asset Management, Inc., Class A	2,126	68,882
Ashford, Inc.(x)	25	1,897
Blucora, Inc.*	1,540	61,985
BrightSphere Investment Group plc	3,034	37,622
Cohen & Steers, Inc.	1,038	42,153
Cowen, Inc.*	624	10,171
Diamond Hill Investment Group, Inc.	154	25,470
Donnelley Financial Solutions, Inc.*	751	13,458
Eaton Vance Corp.	5,263	276,623
Evercore, Inc., Class A	4,754	478,015
FactSet Research Systems, Inc.	1,701	380,531
Federated Investors, Inc., Class B	3,235	78,028
Focus Financial Partners, Inc., Class A(x)*	1,486	70,526
GAMCO Investors, Inc., Class A	11	258
Greenhill & Co., Inc.(x)	768	20,237
Hamilton Lane, Inc., Class A	688	30,465
Houlihan Lokey, Inc.	7,589	340,974
Investment Technology Group, Inc.	185	4,007

See Notes to Portfolio of Investments.

4

EQ ADVISORS TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Ladenburg Thalmann Financial Services, Inc.	4,286	$11,572
Lazard Ltd., Class A	16,813	809,210
LPL Financial Holdings, Inc.	3,969	256,040
MarketAxess Holdings, Inc.	1,664	297,007
Moelis & Co., Class A	1,998	109,490
Morningstar, Inc.	841	105,882
Piper Jaffray Cos.	41	3,130
PJT Partners, Inc., Class A	858	44,916
Pzena Investment Management, Inc., Class A	871	8,309
SEI Investments Co.	6,056	370,022
Siebert Financial Corp.(x)*	384	5,626
Silvercrest Asset Management Group, Inc., Class A	317	4,390
Stifel Financial Corp.	8,936	458,059
TD Ameritrade Holding Corp.	13,339	704,699
Virtu Financial, Inc., Class A	1,790	36,606
Virtus Investment Partners, Inc.	30	3,413
Westwood Holdings Group, Inc.	391	20,230
WisdomTree Investments, Inc.	5,141	43,596

		5,567,779

Consumer Finance (0.4%)
Credit Acceptance Corp.*	470	205,893
Curo Group Holdings Corp.*	517	15,629
Elevate Credit, Inc.(x)*	951	7,665
Enova International, Inc.*	1,518	43,718
FirstCash, Inc.	1,962	160,884
Green Dot Corp., Class A*	2,176	193,272
OneMain Holdings, Inc.*	262	8,806
PRA Group, Inc.*	7,100	255,600
Regional Management Corp.*	233	6,717
Santander Consumer USA Holdings, Inc.	717	14,369

		912,553

Diversified Financial Services (0.1%)
FGL Holdings*	9,000	80,550
Marlin Business Services Corp.	122	3,520
On Deck Capital, Inc.*	2,046	15,488
Voya Financial, Inc.	505	25,083

		124,641

Insurance (0.5%)
Alleghany Corp.	77	50,245
AmTrust Financial Services, Inc.	715	10,382
Axis Capital Holdings Ltd.	415	23,950
Brown & Brown, Inc.	641	18,954
Erie Indemnity Co., Class A	870	110,951
Everest Re Group Ltd.	734	167,696
FedNat Holding Co.	287	7,313
Global Indemnity Ltd.	88	3,318
Health Insurance Innovations, Inc., Class A(x)*	569	35,079
Heritage Insurance Holdings, Inc.(x)	133	1,971
Investors Title Co.	15	2,519
James River Group Holdings Ltd.	578	24,634
Kemper Corp.	1,388	111,665
Kingstone Cos., Inc.	202	3,838
Kinsale Capital Group, Inc.	892	56,963
MBIA, Inc.(x)*	411	4,394
National General Holdings Corp.	1,762	47,292
Navigators Group, Inc. (The)	85	5,874
Primerica, Inc.	1,732	208,792
RenaissanceRe Holdings Ltd.	167	22,308
RLI Corp.	1,515	119,048
Stewart Information Services Corp.	57	2,566
Trupanion, Inc.(x)*	1,114	39,803
United Insurance Holdings Corp.	731	16,360
Universal Insurance Holdings, Inc.	1,457	70,737

		1,166,652

Mortgage Real Estate Investment Trusts (REITs) (0.0%)
Granite Point Mortgage Trust, Inc. (REIT)	297	5,726

Thrifts & Mortgage Finance (0.2%)
Axos Financial, Inc.*	2,695	92,681
BSB Bancorp, Inc.*	95	3,097
Essent Group Ltd.*	2,235	98,900
Federal Agricultural Mortgage Corp., Class C	140	10,105
FS Bancorp, Inc.	93	5,182
Greene County Bancorp, Inc.(x)	100	3,210
Hingham Institution for Savings	29	6,374
Kearny Financial Corp.	1,480	20,498
LendingTree, Inc.(x)*	353	81,225
Merchants Bancorp	231	5,872
Meridian Bancorp, Inc.	259	4,403
Meta Financial Group, Inc.	425	35,126
NMI Holdings, Inc., Class A*	2,361	53,477
Sterling Bancorp, Inc.	514	5,813
Walker & Dunlop, Inc.	168	8,884
Waterstone Financial, Inc.	133	2,281
WSFS Financial Corp.	332	15,654

		452,782

Total Financials		13,911,212

Health Care (21.9%)
Biotechnology (8.8%)
Abeona Therapeutics, Inc.(x)*	1,262	16,154
ACADIA Pharmaceuticals, Inc.(x)*	4,466	92,714
Acceleron Pharma, Inc.(x)*	1,452	83,098
Achaogen, Inc.(x)*	1,333	5,319
Acorda Therapeutics, Inc.*	271	5,325
Adamas Pharmaceuticals, Inc.(x)*	547	10,951
ADMA Biologics, Inc.*	834	5,179
Aduro Biotech, Inc.*	2,904	21,344
Aeglea BioTherapeutics, Inc.*	730	6,986
Agenus, Inc.(x)*	3,771	8,070
Agios Pharmaceuticals, Inc.*	2,161	166,656
Aimmune Therapeutics, Inc.*	8,893	242,601
Akebia Therapeutics, Inc.*	2,067	18,252
Albireo Pharma, Inc.*	107	3,527
Alder Biopharmaceuticals, Inc.(x)*	2,142	35,664
Aldeyra Therapeutics, Inc.*	710	9,798
Alkermes plc*	6,975	296,019
Allakos, Inc.*	303	13,632
Allena Pharmaceuticals, Inc.*	517	5,553
Alnylam Pharmaceuticals, Inc.*	3,587	313,934
Amicus Therapeutics, Inc.*	24,107	291,454
AnaptysBio, Inc.*	842	84,006
Apellis Pharmaceuticals, Inc.(x)*	1,638	29,124
Aptinyx, Inc.*	489	14,161
Arbutus Biopharma Corp.*	525	4,961
Arcus Biosciences, Inc.(x)*	212	2,955
Arena Pharmaceuticals, Inc.*	1,809	83,250
Argenx SE (ADR)*	1,600	121,344
ArQule, Inc.*	4,390	24,847
Array BioPharma, Inc.*	28,466	432,683
Arrowhead Pharmaceuticals, Inc.(x)*	3,952	75,760
Arsanis, Inc.(x)*	156	253
Ascendis Pharma A/S (ADR)*	4,501	318,941
Atara Biotherapeutics, Inc.*	1,847	76,373
Athenex, Inc.(x)*	1,903	29,573
Athersys, Inc.(x)*	5,470	11,487
Audentes Therapeutics, Inc.*	1,339	53,011
AVEO Pharmaceuticals, Inc.(x)*	2,676	8,858
Avid Bioservices, Inc.*	2,277	15,620

See Notes to Portfolio of Investments.

5

EQ ADVISORS TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Avrobio, Inc.*	221	$11,463
BeiGene Ltd. (ADR)*	1,099	189,270
Bellicum Pharmaceuticals, Inc.(x)*	1,237	7,620
BioCryst Pharmaceuticals, Inc.*	3,980	30,367
Biohaven Pharmaceutical Holding Co. Ltd.*	7,192	270,060
BioSpecifics Technologies Corp.*	247	14,447
BioTime, Inc.(x)*	1,513	3,556
Bluebird Bio, Inc.*	4,193	612,178
Blueprint Medicines Corp.*	5,103	398,340
Calyxt, Inc.(x)*	230	3,512
Cara Therapeutics, Inc.(x)*	1,152	27,590
CareDx, Inc.*	1,383	39,900
CASI Pharmaceuticals, Inc.*	2,029	9,475
Catalyst Pharmaceuticals, Inc.*	4,620	17,464
Celcuity, Inc.*	259	7,449
Cellular Biomedicine Group, Inc.(x)*	382	6,933
ChemoCentryx, Inc.*	938	11,856
Clovis Oncology, Inc.(x)*	8,583	252,083
Cohbar, Inc.(m)(x)*	1,007	4,340
Coherus Biosciences, Inc.*	2,324	38,346
Corbus Pharmaceuticals Holdings, Inc.(x)*	2,369	17,886
Corvus Pharmaceuticals, Inc.(x)*	566	4,856
Crinetics Pharmaceuticals, Inc.(x)*	252	7,220
CTI BioPharma Corp.(x)*	2,303	4,974
Cue Biopharma, Inc.(x)*	796	7,204
Cytokinetics, Inc.*	1,839	18,114
CytomX Therapeutics, Inc.*	1,978	36,593
Deciphera Pharmaceuticals, Inc.*	345	13,358
Denali Therapeutics, Inc.(x)*	2,040	44,350
Dicerna Pharmaceuticals, Inc.*	2,007	30,627
Dynavax Technologies Corp.(x)*	16,815	208,506
Eagle Pharmaceuticals, Inc.*	474	32,862
Editas Medicine, Inc.*	2,072	65,931
Eidos Therapeutics, Inc.(x)*	248	2,475
Emergent BioSolutions, Inc.*	1,995	131,331
Enanta Pharmaceuticals, Inc.*	761	65,035
Epizyme, Inc.*	1,739	18,433
Esperion Therapeutics, Inc.(x)*	1,039	46,100
Evelo Biosciences, Inc.(x)*	293	3,569
Exact Sciences Corp.*	36,193	2,856,353
Exelixis, Inc.*	13,413	237,678
Fate Therapeutics, Inc.(x)*	2,253	36,701
Fennec Pharmaceuticals, Inc.*	503	4,125
FibroGen, Inc.*	3,398	206,429
Flexion Therapeutics, Inc.(x)*	1,522	28,477
Fortress Biotech, Inc.(x)*	1,422	2,275
Forty Seven, Inc.(x)*	287	4,282
G1 Therapeutics, Inc.*	2,725	142,490
Genomic Health, Inc.*	940	66,007
Geron Corp.(x)*	7,228	12,721
Global Blood Therapeutics, Inc.*	6,369	242,022
GlycoMimetics, Inc.*	1,522	21,917
GTx, Inc.(x)*	205	322
Halozyme Therapeutics, Inc.*	5,664	102,915
Heron Therapeutics, Inc.*	14,843	469,781
Homology Medicines, Inc.(x)*	471	10,767
Idera Pharmaceuticals, Inc.(x)*	959	8,545
ImmunoGen, Inc.*	6,436	60,949
Immunomedics, Inc.(x)*	5,810	121,022
Incyte Corp.*	3,190	220,365
Inovio Pharmaceuticals, Inc.(x)*	3,999	22,234
Insmed, Inc.*	3,478	70,325
Insys Therapeutics, Inc.(x)*	1,177	11,864
Intellia Therapeutics, Inc.(x)*	1,507	43,130
Intercept Pharmaceuticals, Inc.*	996	125,855
Intrexon Corp.(x)*	3,156	54,346
Invitae Corp.*	2,895	48,433
Ionis Pharmaceuticals, Inc.*	14,138	729,238
Iovance Biotherapeutics, Inc.*	21,427	241,054
Ironwood Pharmaceuticals, Inc.*	6,290	116,113
Jounce Therapeutics, Inc.*	553	3,595
Kadmon Holdings, Inc.(x)*	4,404	14,709
Karyopharm Therapeutics, Inc.*	9,583	163,198
Keryx Biopharmaceuticals, Inc.(x)*	4,260	14,484
Kezar Life Sciences, Inc.(x)*	180	3,854
Kindred Biosciences, Inc.*	1,152	16,070
Kiniksa Pharmaceuticals Ltd., Class A*	219	5,585
Kura Oncology, Inc.*	1,126	19,705
La Jolla Pharmaceutical Co.(x)*	973	19,586
Lexicon Pharmaceuticals, Inc.(x)*	1,977	21,095
Ligand Pharmaceuticals, Inc.*	950	260,766
Loxo Oncology, Inc.*	3,984	680,587
MacroGenics, Inc.*	1,778	38,120
Madrigal Pharmaceuticals, Inc.(x)*	1,043	223,338
MannKind Corp.(x)*	6,328	11,580
MediciNova, Inc.(x)*	1,762	22,007
Mersana Therapeutics, Inc.(x)*	566	5,660
MiMedx Group, Inc.(x)*	4,954	30,616
Minerva Neurosciences, Inc.*	1,241	15,575
Miragen Therapeutics, Inc.(x)*	1,142	6,372
Mirati Therapeutics, Inc.*	906	42,673
Momenta Pharmaceuticals, Inc.*	3,482	91,577
Mustang Bio, Inc.*	734	4,367
Myriad Genetics, Inc.*	2,631	121,026
Natera, Inc.*	1,462	35,000
Neurocrine Biosciences, Inc.*	8,814	1,083,681
NewLink Genetics Corp.*	72	172
Novavax, Inc.(x)*	7,490	14,081
Nymox Pharmaceutical Corp.*	679	1,670
Organovo Holdings, Inc.(x)*	3,725	4,284
Ovid therapeutics, Inc.*	611	3,464
Palatin Technologies, Inc.(x)*	8,838	8,816
Pfenex, Inc.*	23,684	121,025
Pieris Pharmaceuticals, Inc.(x)*	2,398	13,429
PolarityTE, Inc.(x)*	392	7,487
Portola Pharmaceuticals, Inc.(x)*	2,748	73,179
Progenics Pharmaceuticals, Inc.(x)*	3,364	21,092
Proteostasis Therapeutics, Inc.(x)*	1,172	2,825
PTC Therapeutics, Inc.*	7,656	359,832
Puma Biotechnology, Inc.*	1,323	60,660
Ra Pharmaceuticals, Inc.*	41	742
Radius Health, Inc.*	1,835	32,663
Recro Pharma, Inc.*	768	5,460
REGENXBIO, Inc.*	1,426	107,663
Repligen Corp.*	1,774	98,386
Replimune Group, Inc.*	266	4,283
Retrophin, Inc.*	1,811	52,030
Rhythm Pharmaceuticals, Inc.*	673	19,631
Rigel Pharmaceuticals, Inc.*	6,852	21,995
Rocket Pharmaceuticals, Inc.(x)*	945	23,266
Rubius Therapeutics, Inc.(x)*	6,823	163,752
Sage Therapeutics, Inc.*	7,969	1,125,621
Sangamo Therapeutics, Inc.(x)*	4,607	78,089
Sarepta Therapeutics, Inc.*	2,848	459,980
Savara, Inc.(x)*	1,131	12,622
Scholar Rock Holding Corp.(x)*	213	5,485
Seattle Genetics, Inc.*	8,733	673,489
Selecta Biosciences, Inc.(x)*	891	13,855
Seres Therapeutics, Inc.(x)*	781	5,928
Solid Biosciences, Inc.(x)*	545	25,713
Sorrento Therapeutics, Inc.(x)*	4,857	21,371
Spark Therapeutics, Inc.(x)*	1,429	77,952
Spectrum Pharmaceuticals, Inc.*	4,139	69,535
Spring Bank Pharmaceuticals, Inc.(x)*	492	5,929

See Notes to Portfolio of Investments.

6

EQ ADVISORS TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Stemline Therapeutics, Inc.*	1,248	$20,717
Surface Oncology, Inc.(x)*	326	3,566
Syndax Pharmaceuticals, Inc.*	434	3,507
Synergy Pharmaceuticals, Inc.(x)*	10,581	17,988
Syros Pharmaceuticals, Inc.*	1,106	13,172
T2 Biosystems, Inc.(x)*	1,163	8,664
TESARO, Inc.(x)*	1,759	68,619
TG Therapeutics, Inc.(x)*	10,284	57,590
Tocagen, Inc.(x)*	569	8,871
Translate Bio, Inc.(x)*	316	3,160
Tyme Technologies, Inc.(x)*	1,893	5,263
Ultragenyx Pharmaceutical, Inc.*	5,234	399,564
UNITY Biotechnology, Inc.*	240	3,910
Unum Therapeutics, Inc.(x)*	247	2,544
Vanda Pharmaceuticals, Inc.*	2,329	53,451
Veracyte, Inc.*	1,204	11,498
Verastem, Inc.(x)*	3,067	22,236
Vericel Corp.*	1,918	27,140
Viking Therapeutics, Inc.(x)*	2,315	40,327
Vital Therapies, Inc.(x)*	1,362	375
Voyager Therapeutics, Inc.*	971	18,371
Xencor, Inc.*	2,099	81,798
XOMA Corp.(x)*	168	2,952
Zafgen, Inc.*	1,258	14,706
ZIOPHARM Oncology, Inc.(x)*	6,215	19,888

		19,736,004

Health Care Equipment & Supplies (6.8%)
Accuray, Inc.*	3,967	17,852
Align Technology, Inc.*	3,159	1,235,864
Antares Pharma, Inc.(x)*	7,085	23,806
AtriCure, Inc.*	1,529	53,561
Atrion Corp.	65	45,162
AxoGen, Inc.*	9,683	356,819
Baxter International, Inc.	8,100	624,429
Cantel Medical Corp.	1,684	155,029
Cardiovascular Systems, Inc.*	1,482	58,005
Cerus Corp.*	5,207	37,542
CONMED Corp.	432	34,223
Cooper Cos., Inc. (The)	350	97,003
CryoLife, Inc.*	1,108	39,002
CryoPort, Inc.(x)*	1,133	14,514
Cutera, Inc.*	634	20,637
CytoSorbents Corp.(x)*	1,293	16,680
DexCom, Inc.*	13,985	2,000,415
Edwards Lifesciences Corp.*	4,331	754,027
ElectroCore LLC(x)*	204	2,856
Endologix, Inc.*	3,797	7,252
FONAR Corp.*	57	1,419
GenMark Diagnostics, Inc.*	2,482	18,243
Glaukos Corp.(x)*	1,504	97,610
Globus Medical, Inc., Class A*	3,267	185,435
Haemonetics Corp.*	8,755	1,003,148
Helius Medical Technologies, Inc.(x)*	740	7,245
Heska Corp.*	304	34,446
Hill-Rom Holdings, Inc.	1,950	184,080
ICU Medical, Inc.*	707	199,904
Inogen, Inc.*	3,002	732,848
Insulet Corp.*	10,793	1,143,518
Integer Holdings Corp.*	7,511	623,037
Integra LifeSciences Holdings Corp.*	2,490	164,016
IntriCon Corp.(x)*	277	15,567
iRadimed Corp.*	189	7,021
iRhythm Technologies, Inc.*	6,382	604,120
K2M Group Holdings, Inc.*	1,884	51,565
Lantheus Holdings, Inc.*	1,562	23,352
LeMaitre Vascular, Inc.	719	27,854
LivaNova plc*	1,755	217,567
Masimo Corp.*	2,045	254,684
Meridian Bioscience, Inc.	1,694	25,241
Merit Medical Systems, Inc.*	2,401	147,541
Natus Medical, Inc.*	1,470	52,406
Neogen Corp.*	6,044	432,327
Neuronetics, Inc.*	3,343	107,177
Nevro Corp.*	9,525	542,925
Novocure Ltd.*	3,263	170,981
NuVasive, Inc.*	2,345	166,448
Nuvectra Corp.*	630	13,847
NxStage Medical, Inc.*	2,898	80,825
OraSure Technologies, Inc.*	2,602	40,201
Orthofix Medical, Inc.*	609	35,206
OrthoPediatrics Corp.(x)*	303	11,102
Oxford Immunotec Global plc*	1,081	17,545
Penumbra, Inc.*	8,165	1,222,301
Pulse Biosciences, Inc.(x)*	380	5,392
Quidel Corp.*	1,536	100,101
RA Medical Systems, Inc.*	3,000	54,600
Rockwell Medical, Inc.(x)*	2,307	9,736
RTI Surgical, Inc.*	606	2,727
Senseonics Holdings, Inc.(x)*	3,782	18,040
Sientra, Inc.(x)*	1,055	25,193
STAAR Surgical Co.*	1,978	94,944
Surmodics, Inc.*	592	44,193
Tactile Systems Technology, Inc.*	789	56,058
Tandem Diabetes Care, Inc.*	2,299	98,489
TransEnterix, Inc.(x)*	7,095	41,151
Utah Medical Products, Inc.	123	11,587
Varex Imaging Corp.*	1,753	50,241
ViewRay, Inc.(x)*	2,697	25,244
West Pharmaceutical Services, Inc.	764	94,331
Wright Medical Group NV*	5,656	164,137

		15,153,594

Health Care Providers & Services (1.9%)
AAC Holdings, Inc.(x)*	362	2,762
Addus HomeCare Corp.*	417	29,253
Amedisys, Inc.*	2,504	312,900
American Renal Associates Holdings, Inc.*	16,053	347,547
AMN Healthcare Services, Inc.*	2,147	117,441
Apollo Medical Holdings, Inc.*	135	2,979
BioScrip, Inc.*	1,079	3,345
BioTelemetry, Inc.*	1,476	95,128
Capital Senior Living Corp.*	984	9,289
Chemed Corp.	700	223,706
Civitas Solutions, Inc.*	452	6,667
CorVel Corp.*	383	23,076
Diplomat Pharmacy, Inc.*	2,069	40,159
Encompass Health Corp.	4,439	346,020
Ensign Group, Inc. (The)	2,245	85,130
Envision Healthcare Corp.*	1,078	49,297
Genesis Healthcare, Inc.(x)*	2,108	2,846
HealthEquity, Inc.*	4,641	438,157
LHC Group, Inc.*	1,321	136,050
Molina Healthcare, Inc.*	2,360	350,932
National Research Corp.	440	16,984
PetIQ, Inc.(x)*	441	17,336
Premier, Inc., Class A*	789	36,120
Providence Service Corp. (The)*	518	34,851
Quorum Health Corp.(x)*	1,287	7,542
R1 RCM, Inc.*	4,276	43,444
RadNet, Inc.*	1,816	27,331
Select Medical Holdings Corp.*	4,814	88,578
Surgery Partners, Inc.(x)*	89	1,469
Tenet Healthcare Corp.*	3,809	108,404
Tivity Health, Inc.*	12,518	402,454

See Notes to Portfolio of Investments.

7

EQ ADVISORS TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
US Physical Therapy, Inc.	567	$67,246
WellCare Health Plans, Inc.*	2,112	676,874

		4,151,317

Health Care Technology (1.5%)
Allscripts Healthcare Solutions, Inc.*	1,012	14,421
athenahealth, Inc.*	1,813	242,217
Castlight Health, Inc., Class B*	3,409	9,204
Computer Programs & Systems, Inc.(x)	231	6,202
Evolent Health, Inc., Class A*	750	21,300
HealthStream, Inc.	1,181	36,623
HMS Holdings Corp.*	3,296	108,142
Inovalon Holdings, Inc., Class A(x)*	3,138	31,537
Inspire Medical Systems, Inc.(x)*	3,259	137,139
Medidata Solutions, Inc.*	2,626	192,512
Omnicell, Inc.*	1,751	125,897
Simulations Plus, Inc.	467	9,433
Tabula Rasa HealthCare, Inc.*	788	63,978
Teladoc Health, Inc.(x)*	11,634	1,004,596
Veeva Systems, Inc., Class A*	11,912	1,296,859
Vocera Communications, Inc.*	1,335	48,834

		3,348,894

Life Sciences Tools & Services (0.9%)
Accelerate Diagnostics, Inc.*	1,188	27,265
Bio-Techne Corp.	1,686	344,129
Bruker Corp.	1,884	63,020
Cambrex Corp.*	656	44,870
Charles River Laboratories International, Inc.*	1,553	208,941
ChromaDex Corp.(x)*	1,723	7,392
Codexis, Inc.*	2,303	39,496
Enzo Biochem, Inc.*	2,135	8,796
Fluidigm Corp.*	994	7,445
ICON plc*	4,016	617,461
Luminex Corp.	774	23,460
Medpace Holdings, Inc.*	974	58,352
NanoString Technologies, Inc.*	898	16,011
NeoGenomics, Inc.*	20,014	307,215
Pacific Biosciences of California, Inc.(x)*	5,719	30,940
PRA Health Sciences, Inc.*	2,587	285,062
Quanterix Corp.(x)*	351	7,518
Syneos Health, Inc.*	208	10,722

		2,108,095

Pharmaceuticals (2.0%)
Aclaris Therapeutics, Inc.(x)*	15,032	218,264
Aerie Pharmaceuticals, Inc.*	1,617	99,526
Akcea Therapeutics, Inc.(x)*	579	20,277
Akorn, Inc.*	558	7,243
Amneal Pharmaceuticals, Inc.*	3,958	87,828
Amphastar Pharmaceuticals, Inc.*	636	12,237
Ampio Pharmaceuticals, Inc.(x)*	3,525	1,791
ANI Pharmaceuticals, Inc.*	342	19,337
Aratana Therapeutics, Inc.*	33,571	196,055
Assembly Biosciences, Inc.*	935	34,726
Assertio Therapeutics, Inc.*	2,283	13,424
Catalent, Inc.*	1,526	69,509
Clearside Biomedical, Inc.*	1,259	7,743
Collegium Pharmaceutical, Inc.(x)*	10,433	153,782
Corcept Therapeutics, Inc.(x)*	4,443	62,291
Corium International, Inc.(x)*	15,771	149,982
Cymabay Therapeutics, Inc.*	2,045	22,659
Dermira, Inc.*	1,574	17,157
Dova Pharmaceuticals, Inc.(x)*	534	11,198
Durect Corp.*	6,375	7,013
Elanco Animal Health, Inc.*	700	24,423
Eloxx Pharmaceuticals, Inc.*	976	16,631
Endo International plc*	652	10,973
Endocyte, Inc.(x)*	2,697	47,899
Evolus, Inc.*	398	7,411
Foamix Pharmaceuticals Ltd.(x)*	10,600	60,738
GW Pharmaceuticals plc (ADR)(x)*	1,185	204,697
Horizon Pharma plc*	7,525	147,340
Innovate Biopharmaceuticals, Inc.(x)*	828	5,655
Innoviva, Inc.*	3,059	46,619
Intersect ENT, Inc.*	1,346	38,698
Intra-Cellular Therapies, Inc.*	1,006	21,830
Jazz Pharmaceuticals plc*	2,451	412,086
Kala Pharmaceuticals, Inc.*	460	4,540
Liquidia Technologies, Inc.(x)*	147	4,032
Marinus Pharmaceuticals, Inc.(x)*	1,653	16,530
Medicines Co. (The)(x)*	2,904	86,859
MyoKardia, Inc.*	1,531	99,821
Neos Therapeutics, Inc.(x)*	11,823	57,342
Ocular Therapeutix, Inc.(x)*	1,391	9,570
Odonate Therapeutics, Inc.(x)*	4,953	96,138
Omeros Corp.(x)*	2,078	50,724
Ono Pharmaceutical Co. Ltd.	7,215	204,156
Optinose, Inc.(x)*	725	9,012
Pacira Pharmaceuticals, Inc.*	1,817	89,306
Paratek Pharmaceuticals, Inc.(x)*	1,461	14,172
Phibro Animal Health Corp., Class A	864	37,066
Reata Pharmaceuticals, Inc., Class A(x)*	4,295	351,158
resTORbio, Inc.(x)*	13	197
Revance Therapeutics, Inc.*	18,520	460,221
Sienna Biopharmaceuticals, Inc.*	695	10,300
SIGA Technologies, Inc.*	2,343	16,143
Supernus Pharmaceuticals, Inc.*	2,224	111,978
Teligent, Inc.(x)*	1,541	6,087
TherapeuticsMD, Inc.(x)*	45,378	297,679
Theravance Biopharma, Inc.(x)*	1,946	63,576
Tricida, Inc.*	429	13,106
Verrica Pharmaceuticals, Inc.(x)*	189	3,071
WaVe Life Sciences Ltd.*	800	40,000
Xeris Pharmaceuticals, Inc.*	237	4,166
Zogenix, Inc.*	1,408	69,837
Zomedica Pharmaceuticals Corp.(x)*	1,887	3,529

		4,487,358

Total Health Care		48,985,262

Industrials (16.9%)
Aerospace & Defense (2.3%)
Aerojet Rocketdyne Holdings, Inc.*	3,187	108,326
Aerovironment, Inc.*	965	108,244
Astronics Corp.*	6,829	297,062
Axon Enterprise, Inc.*	2,594	177,507
BWX Technologies, Inc.	4,562	285,307
Cubic Corp.	7,948	580,602
Curtiss-Wright Corp.	164	22,537
Harris Corp.	3,167	535,888
HEICO Corp.	1,762	163,179
HEICO Corp., Class A	3,467	261,758
Hexcel Corp.	8,244	552,760
Huntington Ingalls Industries, Inc.	1,654	423,556
KeyW Holding Corp. (The)(x)*	46,013	398,473
Kratos Defense & Security Solutions, Inc.(x)*	1,416	20,928
Mercury Systems, Inc.*	13,895	768,672
Moog, Inc., Class A	114	9,801
National Presto Industries, Inc.(x)	24	3,112
Sparton Corp.*	215	3,102
Spirit AeroSystems Holdings, Inc., Class A	4,815	441,391
Wesco Aircraft Holdings, Inc.*	680	7,650

		5,169,855

See Notes to Portfolio of Investments.

8

EQ ADVISORS TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Air Freight & Logistics (0.5%)
Air Transport Services Group, Inc.*	2,660	$57,110
Echo Global Logistics, Inc.*	1,205	37,295
Expeditors International of Washington, Inc.	4,252	312,650
Forward Air Corp.	1,270	91,059
Hub Group, Inc., Class A*	953	43,457
XPO Logistics, Inc.*	4,360	497,781

		1,039,352

Airlines (0.8%)
Allegiant Travel Co.	4,208	533,574
JetBlue Airways Corp.*	32,894	636,828
Spirit Airlines, Inc.*	13,007	610,939

		1,781,341

Building Products (1.5%)
AAON, Inc.	1,876	70,913
Advanced Drainage Systems, Inc.	1,615	49,904
Allegion plc	3,573	323,607
American Woodmark Corp.*	643	50,443
AO Smith Corp.	12,863	686,498
Apogee Enterprises, Inc.	1,033	42,684
Armstrong World Industries, Inc.*	2,037	141,775
Builders FirstSource, Inc.*	5,148	75,573
Continental Building Products, Inc.*	1,699	63,797
CSW Industrials, Inc.*	713	38,288
Fortune Brands Home & Security, Inc.	2,656	139,068
Griffon Corp.	78	1,260
Insteel Industries, Inc.	769	27,592
JELD-WEN Holding, Inc.*	3,086	76,101
Lennox International, Inc.	4,196	916,405
Masonite International Corp.*	1,156	74,100
NCI Building Systems, Inc.*	1,947	29,497
Patrick Industries, Inc.*	1,084	64,173
PGT Innovations, Inc.*	2,223	48,017
Simpson Manufacturing Co., Inc.	1,883	136,442
Trex Co., Inc.*	2,687	206,845
Universal Forest Products, Inc.	2,431	85,887

		3,348,869

Commercial Services & Supplies (1.9%)
Advanced Disposal Services, Inc.*	3,123	84,571
BrightView Holdings, Inc.(x)*	540	8,667
Brink’s Co. (The)	8,146	568,184
Casella Waste Systems, Inc., Class A*	324	10,063
Cimpress NV*	993	135,654
Copart, Inc.*	6,290	324,124
Covanta Holding Corp.	5,350	86,938
Deluxe Corp.	2,130	121,282
Healthcare Services Group, Inc.(x)	12,072	490,365
Heritage-Crystal Clean, Inc.*	44	939
Herman Miller, Inc.	2,323	89,203
HNI Corp.	1,982	87,684
Interface, Inc.	2,422	56,554
KAR Auction Services, Inc.	5,729	341,964
Kimball International, Inc., Class B	1,435	24,036
Knoll, Inc.	2,097	49,175
McGrath RentCorp.	1,092	59,481
Mobile Mini, Inc.	9,541	418,373
MSA Safety, Inc.	1,551	165,088
Pitney Bowes, Inc.	4,300	30,444
Rollins, Inc.	4,416	268,007
SP Plus Corp.*	310	11,315
Team, Inc.(x)*	78	1,755
Tetra Tech, Inc.	2,371	161,939
UniFirst Corp.	93	16,149
US Ecology, Inc.	7,999	589,926
Viad Corp.	549	32,528

		4,234,408

Construction & Engineering (0.7%)
Comfort Systems USA, Inc.	1,667	94,019
Dycom Industries, Inc.*	5,653	478,244
EMCOR Group, Inc.	1,992	149,619
Granite Construction, Inc.	10,078	460,565
HC2 Holdings, Inc.*	2,210	13,525
Jacobs Engineering Group, Inc.	1,520	116,280
MasTec, Inc.*	2,956	131,985
MYR Group, Inc.*	732	23,892
NV5 Global, Inc.*	416	36,067
Orion Group Holdings, Inc.*	464	3,503
Primoris Services Corp.	1,313	32,589
Quanta Services, Inc.*	1,999	66,727
Sterling Construction Co., Inc.*	236	3,380
Willscot Corp.(x)*	1,022	17,527

		1,627,922

Electrical Equipment (0.9%)
Allied Motion Technologies, Inc.	336	18,288
AMETEK, Inc.	5,838	461,903
Atkore International Group, Inc.*	1,807	47,940
AZZ, Inc.	376	18,988
Energous Corp.(x)*	1,052	10,646
EnerSys	1,258	109,610
Generac Holdings, Inc.*	2,759	155,635
Hubbell, Inc.	1,677	223,997
Plug Power, Inc.(x)*	9,080	17,434
Rockwell Automation, Inc.	3,304	619,565
Sensata Technologies Holding plc*	4,140	205,137
Thermon Group Holdings, Inc.*	413	10,647
TPI Composites, Inc.*	661	18,872
Vicor Corp.*	714	32,844
Vivint Solar, Inc.(x)*	683	3,552

		1,955,058

Industrial Conglomerates (0.2%)
Carlisle Cos., Inc.	3,073	374,291
Raven Industries, Inc.	1,625	74,344

		448,635

Machinery (4.4%)
Actuant Corp., Class A	1,357	37,860
Alamo Group, Inc.	379	34,720
Albany International Corp., Class A	1,304	103,668
Allison Transmission Holdings, Inc.	5,209	270,920
Altra Industrial Motion Corp.(x)	11,405	471,027
Astec Industries, Inc.	502	25,306
Barnes Group, Inc.	278	19,746
Blue Bird Corp.*	288	7,056
Chart Industries, Inc.*	613	48,016
Columbus McKinnon Corp.	617	24,396
Commercial Vehicle Group, Inc.*	1,486	13,612
DMC Global, Inc.	647	26,398
Donaldson Co., Inc.	5,506	320,780
Douglas Dynamics, Inc.	1,011	44,383
Energy Recovery, Inc.(x)*	1,520	13,604
EnPro Industries, Inc.	102	7,439
Evoqua Water Technologies Corp.*	3,441	61,181
Federal Signal Corp.	2,540	68,021
Franklin Electric Co., Inc.	2,000	94,500
Gardner Denver Holdings, Inc.*	17,297	490,197
Gates Industrial Corp. plc*	16,274	317,343
Global Brass & Copper Holdings, Inc.	932	34,391
Gorman-Rupp Co. (The)	166	6,059
Graco, Inc.	7,495	347,318
Harsco Corp.*	3,659	104,464
Hillenbrand, Inc.	2,852	149,160
IDEX Corp.	11,198	1,687,091

See Notes to Portfolio of Investments.

9

EQ ADVISORS TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
John Bean Technologies Corp.	1,406	$167,736
Kadant, Inc.	496	53,494
Kennametal, Inc.	14,283	622,167
Lincoln Electric Holdings, Inc.	9,167	856,564
Lindsay Corp.	788	78,989
Lydall, Inc.*	125	5,388
Manitex International, Inc.*	510	5,370
Meritor, Inc.*	3,715	71,922
Middleby Corp. (The)(x)*	1,455	188,204
Milacron Holdings Corp.*	349	7,067
Miller Industries, Inc.	51	1,372
Mueller Industries, Inc.	2,584	74,884
Mueller Water Products, Inc., Class A	4,198	48,319
Navistar International Corp.*	90	3,465
Nordson Corp.	6,475	899,378
Omega Flex, Inc.	126	8,966
Proto Labs, Inc.*	1,231	199,114
RBC Bearings, Inc.*	1,072	161,186
REV Group, Inc.(x)	248	3,894
Rexnord Corp.*	550	16,940
Spartan Motors, Inc.	1,548	22,833
SPX Corp.*	1,606	53,496
Standex International Corp.	456	47,538
Sun Hydraulics Corp.	1,298	71,104
Tennant Co.	812	61,671
Toro Co. (The)	4,680	280,660
Wabash National Corp.	692	12,615
WABCO Holdings, Inc.*	2,392	282,112
Wabtec Corp.	1,416	148,510
Watts Water Technologies, Inc., Class A	716	59,428
Welbilt, Inc.*	5,967	124,591
Woodward, Inc.	2,439	197,218

		9,664,851

Marine (0.0%)
Matson, Inc.	894	35,438

Professional Services (1.4%)
ASGN, Inc.*	2,282	180,118
Barrett Business Services, Inc.	322	21,503
BG Staffing, Inc.	284	7,725
CoStar Group, Inc.*	4,117	1,732,598
CRA International, Inc.	96	4,821
Dun & Bradstreet Corp. (The)	730	104,032
Exponent, Inc.	2,343	125,585
Forrester Research, Inc.	461	21,160
Franklin Covey Co.*	468	11,068
Heidrick & Struggles International, Inc.	845	28,603
ICF International, Inc.	96	7,243
InnerWorkings, Inc.*	205	1,624
Insperity, Inc.	1,743	205,587
Kforce, Inc.	1,056	39,706
Korn/Ferry International	2,572	126,645
Mistras Group, Inc.*	624	13,522
Reis, Inc.	349	8,027
Resources Connection, Inc.	446	7,404
Robert Half International, Inc.	5,459	384,204
TriNet Group, Inc.*	1,984	111,739
TrueBlue, Inc.*	114	2,970
WageWorks, Inc.*	1,809	77,335
Willdan Group, Inc.*	320	10,867

		3,234,086

Road & Rail (0.8%)
ArcBest Corp.	126	6,117
Avis Budget Group, Inc.*	3,003	96,516
Genesee & Wyoming, Inc., Class A*	558	50,772
Heartland Express, Inc.	2,151	42,439
JB Hunt Transport Services, Inc.	3,737	444,479
Knight-Swift Transportation Holdings, Inc.	13,220	455,827
Landstar System, Inc.	1,859	226,798
Marten Transport Ltd.	815	17,156
PAM Transportation Services, Inc.*	85	5,533
Saia, Inc.*	5,567	425,597
Schneider National, Inc., Class B	380	9,492
Universal Logistics Holdings, Inc.	385	14,168
US Xpress Enterprises, Inc., Class A*	481	6,638
USA Truck, Inc.*	333	6,737
Werner Enterprises, Inc.	981	34,678
YRC Worldwide, Inc.*	234	2,101

		1,845,048

Trading Companies & Distributors (1.5%)
Air Lease Corp.	350	16,058
Applied Industrial Technologies, Inc.	1,710	133,808
Beacon Roofing Supply, Inc.*	14,102	510,351
BlueLinx Holdings, Inc.(x)*	405	12,753
BMC Stock Holdings, Inc.*	131	2,443
CAI International, Inc.*	330	7,547
DXP Enterprises, Inc.*	583	23,361
EnviroStar, Inc.	153	5,959
Foundation Building Materials, Inc.*	138	1,721
General Finance Corp.*	301	4,801
GMS, Inc.*	1,370	31,784
H&E Equipment Services, Inc.	1,136	42,918
HD Supply Holdings, Inc.*	2,548	109,029
Herc Holdings, Inc.*	1,093	55,962
Kaman Corp.	1,254	83,742
Lawson Products, Inc.*	14	475
MRC Global, Inc.*	2,049	38,460
MSC Industrial Direct Co., Inc., Class A	923	81,326
Rush Enterprises, Inc., Class A	593	23,310
Rush Enterprises, Inc., Class B	95	3,790
SiteOne Landscape Supply, Inc.*	6,601	497,319
Systemax, Inc.	448	14,757
United Rentals, Inc.*	2,950	482,620
Univar, Inc.*	18,911	579,811
Watsco, Inc.	3,758	669,300

		3,433,405

Total Industrials		37,818,268

Information Technology (24.7%)
Communications Equipment (1.0%)
Acacia Communications, Inc.*	174	7,198
Aerohive Networks, Inc.*	1,437	5,920
Applied Optoelectronics, Inc.(x)*	640	15,782
Arista Networks, Inc.*	1,740	462,596
CalAmp Corp.*	1,582	37,905
Calix, Inc.*	1,020	8,262
Casa Systems, Inc.*	1,073	15,827
Ciena Corp.*	15,550	485,783
Clearfield, Inc.(x)*	195	2,623
Extreme Networks, Inc.*	5,216	28,584
InterDigital, Inc.	702	56,160
Lumentum Holdings, Inc.(x)*	2,851	170,917
NETGEAR, Inc.*	324	20,363
Plantronics, Inc.	1,509	90,993
Quantenna Communications, Inc.*	1,515	27,952
Ubiquiti Networks, Inc.(x)	864	85,415
ViaSat, Inc.(x)*	6,646	425,012
Viavi Solutions, Inc.*	20,610	233,717

		2,181,009

Electronic Equipment, Instruments & Components (1.9%)
Arlo Technologies, Inc.(x)*	204	2,960

See Notes to Portfolio of Investments.

10

EQ ADVISORS TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Badger Meter, Inc.	1,308	$69,259
CDW Corp.	6,735	598,876
Cognex Corp.	7,504	418,873
Coherent, Inc.*	785	135,169
Control4 Corp.*	495	16,993
ePlus, Inc.*	590	54,693
FARO Technologies, Inc.*	720	46,332
Fitbit, Inc., Class A(x)*	2,090	11,182
FLIR Systems, Inc.	570	35,038
II-VI, Inc.*	12,769	603,974
Insight Enterprises, Inc.*	571	30,885
Iteris, Inc.(x)*	973	5,235
Itron, Inc.*	1,547	99,317
Littelfuse, Inc.	2,907	575,266
Mesa Laboratories, Inc.	151	28,029
Methode Electronics, Inc.	787	28,489
Napco Security Technologies, Inc.*	463	6,922
National Instruments Corp.	4,066	196,510
nLight, Inc.(x)*	317	7,041
Novanta, Inc.*	1,493	102,121
OSI Systems, Inc.*	293	22,359
PAR Technology Corp.*	421	9,355
Park Electrochemical Corp.	492	9,589
Rogers Corp.*	440	64,821
Vishay Precision Group, Inc.*	356	13,314
Zebra Technologies Corp., Class A*	6,514	1,151,870

		4,344,472

IT Services (4.3%)
Acxiom Holdings, Inc.*	1,733	85,628
Black Knight, Inc.*	6,458	335,493
Booz Allen Hamilton Holding Corp.	6,009	298,227
Brightcove, Inc.*	1,755	14,742
Carbonite, Inc.*	1,400	49,910
Cardtronics plc, Class A*	1,456	46,068
Cass Information Systems, Inc.	547	35,621
ConvergeOne Holdings, Inc.	892	8,305
CoreLogic, Inc.*	2,338	115,521
CSG Systems International, Inc.	1,250	50,175
Endurance International Group Holdings, Inc.*	3,201	28,169
EPAM Systems, Inc.*	2,303	317,123
Euronet Worldwide, Inc.*	1,116	111,846
Everi Holdings, Inc.*	2,854	26,171
Evertec, Inc.	2,325	56,033
Evo Payments, Inc., Class A*	528	12,619
Exela Technologies, Inc.(x)*	1,709	12,185
ExlService Holdings, Inc.*	1,523	100,823
Genpact Ltd.	2,415	73,923
GoDaddy, Inc., Class A*	14,512	1,210,155
GreenSky, Inc., Class A*	17,400	313,200
GTT Communications, Inc.(x)*	1,907	82,764
Hackett Group, Inc. (The)	996	20,069
I3 Verticals, Inc., Class A(x)*	230	5,285
Information Services Group, Inc.*	713	3,408
Internap Corp.*	793	10,016
InterXion Holding NV*	7,000	471,099
Jack Henry & Associates, Inc.	3,496	559,639
Limelight Networks, Inc.*	4,863	24,412
ManTech International Corp., Class A	7,400	468,420
MAXIMUS, Inc.	2,876	187,113
MoneyGram International, Inc.*	149	797
NIC, Inc.	2,915	43,142
Okta, Inc.*	7,207	507,084
Perficient, Inc.*	606	16,150
PFSweb, Inc.*	697	5,158
PRGX Global, Inc.*	927	8,065
Sabre Corp.	9,370	244,370
Science Applications International Corp.	1,928	155,397
ServiceSource International, Inc.*	3,514	10,015
Shopify, Inc., Class A*	2,771	455,719
Switch, Inc., Class A(x)	1,620	17,496
Syntel, Inc.*	1,480	60,650
Teradata Corp.*	3,813	143,788
Travelport Worldwide Ltd.	992	16,735
TTEC Holdings, Inc.	654	16,939
Tucows, Inc., Class A(x)*	430	23,973
Twilio, Inc., Class A*	16,785	1,448,209
Unisys Corp.(x)*	1,467	29,927
Virtusa Corp.*	1,279	68,695
Web.com Group, Inc.*	1,740	48,546
WEX, Inc.*	2,873	576,782
Wix.com Ltd.*	3,300	395,010
Worldpay, Inc.*	1,158	117,271

		9,544,080

Semiconductors & Semiconductor Equipment (4.8%)
ACM Research, Inc., Class A(x)*	364	4,029
Adesto Technologies Corp.(x)*	813	4,837
Advanced Energy Industries, Inc.*	1,782	92,040
Advanced Micro Devices, Inc.*	98,246	3,034,818
Ambarella, Inc.(x)*	617	23,866
Aquantia Corp.(x)*	957	12,240
Brooks Automation, Inc.	3,161	110,730
Cabot Microelectronics Corp.	1,155	119,161
CEVA, Inc.*	866	24,898
Cirrus Logic, Inc.*	164	6,330
Cohu, Inc.	174	4,367
Cypress Semiconductor Corp.	11,289	163,578
Diodes, Inc.*	405	13,482
Entegris, Inc.	6,458	186,959
FormFactor, Inc.*	286	3,933
Ichor Holdings Ltd.*	1,151	23,503
Impinj, Inc.(x)*	725	17,995
Inphi Corp.(x)*	11,674	443,379
Integrated Device Technology, Inc.*	23,583	1,108,636
Kopin Corp.*	2,161	5,230
Lattice Semiconductor Corp.*	41,143	329,144
Marvell Technology Group Ltd.	6,766	130,584
MaxLinear, Inc.*	2,842	56,499
Microchip Technology, Inc.	4,430	349,571
MKS Instruments, Inc.	2,447	196,127
Monolithic Power Systems, Inc.	4,641	582,585
Nanometrics, Inc.*	9,026	338,656
NVE Corp.	211	22,341
ON Semiconductor Corp.*	19,201	353,874
PDF Solutions, Inc.*	126	1,138
Power Integrations, Inc.	1,303	82,350
Rudolph Technologies, Inc.*	1,441	35,232
Semtech Corp.*	12,802	711,791
Silicon Laboratories, Inc.*	1,929	177,082
SMART Global Holdings, Inc.*	451	12,962
SunPower Corp.(x)*	951	6,942
Synaptics, Inc.*	151	6,889
Teradyne, Inc.	20,145	744,962
Universal Display Corp.(x)	5,943	700,680
Versum Materials, Inc.	15,266	549,729
Xcerra Corp.*	2,140	30,538
Xperi Corp.	475	7,054

		10,830,741

Software (12.0%)
2U, Inc.*	24,961	1,876,817
8x8, Inc.*	4,119	87,529
A10 Networks, Inc.*	2,448	14,884
ACI Worldwide, Inc.*	4,864	136,873
Agilysys, Inc.*	330	5,379

See Notes to Portfolio of Investments.

11

EQ ADVISORS TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Alarm.com Holdings, Inc.*	6,801	$390,377
Altair Engineering, Inc., Class A*	1,355	58,875
Alteryx, Inc., Class A(x)*	5,771	330,159
Amber Road, Inc.*	1,102	10,601
American Software, Inc., Class A	640	7,763
ANSYS, Inc.*	2,970	554,440
Appfolio, Inc., Class A*	669	52,450
Apptio, Inc., Class A*	1,530	56,549
Aspen Technology, Inc.*	6,889	784,726
Asure Software, Inc.(x)*	448	5,564
Autodesk, Inc.*	4,311	672,990
Avalara, Inc.*	310	10,828
Benefitfocus, Inc.(x)*	997	40,329
Blackbaud, Inc.	2,174	220,618
Blackline, Inc.*	1,617	91,312
Bottomline Technologies DE, Inc.*	1,826	132,768
Box, Inc., Class A*	5,564	133,035
Cadence Design Systems, Inc.*	12,686	574,930
Carbon Black, Inc.(x)*	365	7,731
Ceridian HCM Holding, Inc.(x)*	1,078	45,308
ChannelAdvisor Corp.*	1,223	15,226
Cision Ltd.*	2,388	40,118
Cloudera, Inc.*	4,693	82,831
CommVault Systems, Inc.*	1,788	125,160
Cornerstone OnDemand, Inc.*	2,429	137,846
Coupa Software, Inc.*	2,417	191,185
Digimarc Corp.*	505	15,882
DocuSign, Inc.(x)*	1,148	60,350
Domo, Inc., Class B*	276	5,920
Ebix, Inc.	1,094	86,590
eGain Corp.*	685	5,549
Ellie Mae, Inc.*	1,555	147,367
Envestnet, Inc.*	8,212	500,521
Everbridge, Inc.*	1,192	68,707
Fair Isaac Corp.*	3,745	855,920
FireEye, Inc.(x)*	5,714	97,138
Five9, Inc.*	2,581	112,764
ForeScout Technologies, Inc.*	1,310	49,466
Fortinet, Inc.*	6,317	582,870
Glu Mobile, Inc.*	4,977	37,079
Guidewire Software, Inc.*	24,315	2,456,057
Hortonworks, Inc.*	3,113	71,008
HubSpot, Inc.*	6,535	986,458
Imperva, Inc.*	1,585	73,623
Instructure, Inc.*	1,421	50,303
j2 Global, Inc.	2,126	176,139
LivePerson, Inc.*	2,565	66,562
LogMeIn, Inc.	1,554	138,461
Manhattan Associates, Inc.*	2,958	161,507
MINDBODY, Inc., Class A*	1,949	79,227
Mitek Systems, Inc.*	1,295	9,130
MobileIron, Inc.*	3,217	17,050
Model N, Inc.*	1,230	19,496
Monotype Imaging Holdings, Inc.	812	16,402
New Relic, Inc.*	6,949	654,804
NextGen Healthcare Information Systems LLC*	1,552	31,164
Nutanix, Inc., Class A*	15,819	675,788
OneSpan, Inc.*	1,431	27,261
Park City Group, Inc.(x)*	425	4,293
Paycom Software, Inc.*	2,253	350,139
Paylocity Holding Corp.*	5,918	475,334
Pegasystems, Inc.	1,720	107,672
Pluralsight, Inc., Class A*	12,159	389,088
Progress Software Corp.	2,060	72,697
Proofpoint, Inc.*	2,298	244,346
PROS Holdings, Inc.*	1,383	48,433
PTC, Inc.*	5,305	563,338
Q2 Holdings, Inc.*	7,463	451,885
QAD, Inc., Class A	466	26,399
Qualys, Inc.*	1,534	136,679
Rapid7, Inc.*	1,630	60,180
RealPage, Inc.*	7,508	494,777
Rimini Street, Inc.(x)*	611	3,855
RingCentral, Inc., Class A*	3,038	282,686
SailPoint Technologies Holding, Inc.*	18,626	633,657
SendGrid, Inc.*	1,294	47,606
ServiceNow, Inc.*	6,460	1,263,770
ShotSpotter, Inc.(x)*	328	20,103
Splunk, Inc.*	3,365	406,862
SPS Commerce, Inc.*	768	76,216
SS&C Technologies Holdings, Inc.	8,725	495,842
SVMK, Inc.*	800	12,824
Tableau Software, Inc., Class A*	3,171	354,328
Telaria, Inc.*	832	3,153
Telenav, Inc.*	636	3,212
Tenable Holdings, Inc.*	461	17,924
Trade Desk, Inc. (The), Class A(x)*	4,765	719,086
Tyler Technologies, Inc.*	3,615	885,892
Ultimate Software Group, Inc. (The)*	1,379	444,300
Upland Software, Inc.*	712	23,005
Varonis Systems, Inc.*	1,260	92,295
Veritone, Inc.(x)*	322	3,358
VirnetX Holding Corp.(x)*	2,060	9,579
Workday, Inc., Class A*	7,705	1,124,776
Workiva, Inc.*	1,248	49,296
Yext, Inc.*	3,688	87,406
Zendesk, Inc.*	16,875	1,198,125
Zix Corp.*	2,041	11,328
Zscaler, Inc.(x)*	639	26,058

		26,953,566

Technology Hardware, Storage & Peripherals (0.7%)
3D Systems Corp.(x)*	251	4,744
Avid Technology, Inc.*	851	5,046
Cray, Inc.*	307	6,601
Eastman Kodak Co.(x)*	489	1,516
Immersion Corp.*	1,145	12,103
Logitech International SA (Registered)	8,529	381,188
NCR Corp.*	4,372	124,209
Pure Storage, Inc., Class A*	39,375	1,021,780
USA Technologies, Inc.*	10,650	76,680

		1,633,867

Total Information Technology		55,487,735

Materials (3.3%)
Chemicals (1.5%)
AdvanSix, Inc.*	492	16,703
Axalta Coating Systems Ltd.*	3,812	111,158
Balchem Corp.	1,455	163,091
Chase Corp.	326	39,169
Chemours Co. (The)	8,064	318,044
Ferro Corp.*	3,830	88,933
GCP Applied Technologies, Inc.*	3,279	87,057
HB Fuller Co.	1,721	88,924
Ingevity Corp.*	6,287	640,520
Innophos Holdings, Inc.	126	5,594
KMG Chemicals, Inc.	605	45,714
Koppers Holdings, Inc.*	678	21,120
Kraton Corp.*	1,296	61,106
Kronos Worldwide, Inc.	1,033	16,786
Marrone Bio Innovations, Inc.(x)*	2,276	4,165
NewMarket Corp.	328	133,007
OMNOVA Solutions, Inc.*	1,967	19,375
Platform Specialty Products Corp.*	5,084	63,397
PolyOne Corp.	15,817	691,520

See Notes to Portfolio of Investments.

12

EQ ADVISORS TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Quaker Chemical Corp.	589	$119,102
RPM International, Inc.	1,205	78,253
Scotts Miracle-Gro Co. (The)	908	71,487
Sensient Technologies Corp.	1,028	78,652
Trinseo SA	1,313	102,808
Tronox Ltd., Class A	1,966	23,494
Valhi, Inc.	386	880
WR Grace & Co.	2,231	159,427

		3,249,486

Construction Materials (0.6%)
Eagle Materials, Inc.	1,842	157,012
Forterra, Inc.(x)*	701	5,229
Martin Marietta Materials, Inc.	1,965	357,532
Summit Materials, Inc., Class A*	5,096	92,645
United States Lime & Minerals, Inc.	8	632
US Concrete, Inc.(x)*	736	33,746
Vulcan Materials Co.	6,509	723,801

		1,370,597

Containers & Packaging (0.9%)
Avery Dennison Corp.	3,985	431,775
Berry Global Group, Inc.*	3,037	146,960
Crown Holdings, Inc.(x)*	5,872	281,856
Graphic Packaging Holding Co.	2,461	34,479
Greif, Inc., Class A	98	5,258
Greif, Inc., Class B	24	1,384
Myers Industries, Inc.	1,570	36,503
Packaging Corp. of America	8,666	950,573
Sealed Air Corp.	3,953	158,713
Silgan Holdings, Inc.	1,143	31,775

		2,079,276

Metals & Mining (0.2%)
Century Aluminum Co.*	122	1,460
Cleveland-Cliffs, Inc.*	2,127	26,928
Coeur Mining, Inc.*	1,205	6,423
Compass Minerals International, Inc.	1,416	95,156
Gold Resource Corp.	2,074	10,660
Hecla Mining Co.	1,011	2,821
Kaiser Aluminum Corp.	382	41,661
Ramaco Resources, Inc.(x)*	438	3,267
Royal Gold, Inc.	1,221	94,090
Ryerson Holding Corp.*	722	8,159
Steel Dynamics, Inc.	1,581	71,445
Tahoe Resources, Inc.*	6,636	18,514
Worthington Industries, Inc.	1,706	73,972

		454,556

Paper & Forest Products (0.1%)
Boise Cascade Co.	1,651	60,757
KapStone Paper and Packaging Corp.	3,991	135,334
Louisiana-Pacific Corp.	989	26,199
Neenah, Inc.	621	53,592
Schweitzer-Mauduit International, Inc.	248	9,501
Verso Corp., Class A*	171	5,758

		291,141

Total Materials		7,445,056

Real Estate (1.4%)
Equity Real Estate Investment Trusts (REITs) (1.2%)
Alexander’s, Inc. (REIT)	96	32,957
Americold Realty Trust (REIT)	3,893	97,403
Armada Hoffler Properties, Inc. (REIT)	706	10,668
City Office REIT, Inc. (REIT)	235	2,966
Clipper Realty, Inc. (REIT)	676	9,146
Colony Capital, Inc. (REIT)	1,204	7,332
CoreSite Realty Corp. (REIT)	5,964	662,839
Easterly Government Properties, Inc. (REIT)	439	8,503
EastGroup Properties, Inc. (REIT)	1,560	149,167
Equity LifeStyle Properties, Inc. (REIT)	3,841	370,464
First Industrial Realty Trust, Inc. (REIT)	1,222	38,371
Four Corners Property Trust, Inc. (REIT)	1,914	49,171
Gaming and Leisure Properties, Inc. (REIT)	3,314	116,819
GEO Group, Inc. (The) (REIT)	1,185	29,815
Hudson Pacific Properties, Inc. (REIT)	863	28,237
Lamar Advertising Co. (REIT), Class A	3,459	269,110
Life Storage, Inc. (REIT)	113	10,753
Monmouth Real Estate Investment Corp. (REIT)	481	8,042
National Health Investors, Inc. (REIT)	803	60,699
National Storage Affiliates Trust (REIT)	215	5,470
Omega Healthcare Investors, Inc. (REIT)(x)	746	24,446
Pennsylvania REIT (REIT)(x)	1,509	14,275
PS Business Parks, Inc. (REIT)	627	79,685
QTS Realty Trust, Inc. (REIT), Class A	1,073	45,785
Ryman Hospitality Properties, Inc. (REIT)	2,033	175,184
Saul Centers, Inc. (REIT)	485	27,160
Tanger Factory Outlet Centers, Inc. (REIT)(x)	4,180	95,638
Taubman Centers, Inc. (REIT)	2,711	162,199
UMH Properties, Inc. (REIT)	1,226	19,175
Universal Health Realty Income Trust (REIT)	538	40,033
Urban Edge Properties (REIT)	834	18,415

		2,669,927

Real Estate Management & Development (0.2%)
Altisource Portfolio Solutions SA(x)*	33	1,064
Consolidated-Tomoka Land Co.	58	3,612
Cushman & Wakefield plc*	1,483	25,196
FRP Holdings, Inc.*	57	3,540
HFF, Inc., Class A	1,708	72,556
Howard Hughes Corp. (The)*	718	89,189
Kennedy-Wilson Holdings, Inc.	2,908	62,522
Marcus & Millichap, Inc.*	880	30,545
Maui Land & Pineapple Co., Inc.*	294	3,763
Newmark Group, Inc., Class A	1,051	11,761
Redfin Corp.(x)*	3,557	66,516
RMR Group, Inc. (The), Class A	330	30,624
Trinity Place Holdings, Inc.*	626	3,812

		404,700

Total Real Estate		3,074,627

Utilities (0.1%)
Electric Utilities (0.0%)
Spark Energy, Inc., Class A(x)	438	3,614

Gas Utilities (0.0%)
Chesapeake Utilities Corp.	60	5,034
New Jersey Resources Corp.	295	13,600
South Jersey Industries, Inc.	599	21,126

		39,760

Independent Power and Renewable Electricity Producers (0.0%)
TerraForm Power, Inc., Class A	623	7,196

See Notes to Portfolio of Investments.

13

EQ ADVISORS TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Water Utilities (0.1%)
American States Water Co.	1,098	$67,131
California Water Service Group	153	6,564
Global Water Resources, Inc.	340	3,601
Middlesex Water Co.	642	31,085
Pure Cycle Corp.*	329	3,800
SJW Group	524	32,042
York Water Co. (The)	552	16,781

		161,004

Total Utilities		211,574

Total Common Stocks (96.8%) (Cost $143,614,212)		216,796,732

EXCHANGE TRADED FUND (ETF):
Equity (0.6%)
iShares Russell Mid-Cap Growth ETF(x)	10,324	1,399,728

Total Exchange Traded Fund (0.6%) (Cost $1,348,025)		1,399,728

	Number of Rights	Value (Note 1)
RIGHTS:
Consumer Staples (0.0%)
Food Products (0.0%)
Schuman, Inc., CVR(r)* (Cost $—)	1,228	1,842

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Company (0.9%)
JPMorgan Prime Money Market Fund, IM Shares	2,054,015	2,054,631

	Principal Amount	Value (Note 1)
Repurchase Agreements (5.9%)
Citigroup Global Markets, Inc., 2.44%, dated 9/28/18, due 10/5/18, repurchase price $1,000,474, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 1.625%-2.250%, maturing 11/30/19-11/15/27; total market value $1,054,286.(xx)	$1,000,000	1,000,000
Deutsche Bank Securities, Inc., 2.26%, dated 9/28/18, due 10/1/18, repurchase price $2,703,999, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 5/15/19-8/15/47; total market value $2,757,560.(xx)	2,703,490	2,703,490
HSBC Securities, Inc., 2.18%, dated 9/25/18, due 10/2/18, repurchase price $1,000,242, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 2/15/33-2/15/43; total market value $1,020,371.(xx)	1,000,000	1,000,000
ING Bank NV, 2.42%, dated 9/28/18, due 10/1/18, repurchase price $1,100,222, collateralized by various Common Stocks; total market value $1,222,370.(xx)	1,100,000	1,100,000
Natwest Markets Securities, Inc., 2.14%, dated 9/25/18, due 10/2/18, repurchase price $1,000,238, collateralized by various U.S. Government Treasury Securities, ranging from 1.375%-2.125%, maturing 10/31/20-11/15/26; total market value $1,020,364.(xx)	1,000,000	1,000,000
Natwest Markets Securities, Inc., 2.19%, dated 9/28/18, due 10/5/18, repurchase price $2,000,852, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-3.375%, maturing 2/15/19-5/15/44; total market value $2,040,373.(xx)	2,000,000	2,000,000
Natwest Markets Securities, Inc., 2.25%, dated 9/28/18, due 10/1/18, repurchase price $2,000,375, collateralized by various U.S. Government Treasury Securities, ranging from 1.375%-2.875%, maturing 5/31/19-11/15/26; total market value $2,040,383.(xx)	2,000,000	2,000,000
NBC Global Finance Ltd., 2.34%, dated 9/28/18, due 10/1/18, repurchase price $2,400,468, collateralized by various Common Stocks; total market value $2,670,372.(xx)	2,400,000	2,400,000

Total Repurchase Agreements		13,203,490

Total Short-Term Investments (6.8%) (Cost $15,257,873)		15,258,121

Total Investments in Securities (104.2%) (Cost $160,220,110)		233,456,423
Other Assets Less Liabilities (-4.2%)		(9,325,816)

Net Assets (100%)		$224,130,607

*	Non-income producing.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At September 30, 2018, the market value of these securities amounted to $4,340 or 0.0% of net assets.

(r)	Value determined using significant unobservable inputs.

(x)	All or a portion of security is on loan at September 30, 2018.

(xx)

At September 30, 2018, the Portfolio had loaned securities with a total value of $13,794,409. This was secured by cash collateral of $13,203,490 which was subsequently invested in joint repurchase agreements with a total value of $13,203,490, for which the Portfolio has a proportionate interest as reported in the Portfolio of Investments as Repurchase Agreements, and $924,075 collateralized by various U.S. Government Treasury Securities, ranging from 0.000% - 8.750%, maturing 10/4/18-11/15/47.

Glossary:

ADR — American Depositary Receipt

CVR — Contingent Value Right

USD — United States Dollar

See Notes to Portfolio of Investments.

14

EQ ADVISORS TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

Futures contracts outstanding as of September 30, 2018 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
NASDAQ 100 E-Mini Index	2	12/2018	USD	306,210	5,432
Russell 2000 E-Mini Index	14	12/2018	USD	1,190,560	(13,876)
S&P Midcap 400 E-Mini Index	12	12/2018	USD	2,430,240	(22,792)

					(31,236)

See Notes to Portfolio of Investments.

15

EQ ADVISORS TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2018:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$5,414,747	$—	$—	$5,414,747
Consumer Discretionary	36,819,560	—	—	36,819,560
Consumer Staples	3,479,780	—	—	3,479,780
Energy	4,148,911	—	—	4,148,911
Financials	13,911,212	—	—	13,911,212
Health Care	48,781,106	204,156	—	48,985,262
Industrials	37,818,268	—	—	37,818,268
Information Technology	55,131,098	356,637	—	55,487,735
Materials	7,445,056	—	—	7,445,056
Real Estate	3,074,627	—	—	3,074,627
Utilities	211,574	—	—	211,574
Exchange Traded Funds	1,399,728	—	—	1,399,728
Futures	5,432	—	—	5,432
Rights
Consumer Staples	—	—	1,842	1,842
Short-Term Investments
Investment Company	2,054,631	—	—	2,054,631
Repurchase Agreements	—	13,203,490	—	13,203,490

Total Assets	$219,695,730	$13,764,283	$1,842	$233,461,855

Liabilities:
Futures	$(36,668)	$—	$—	$(36,668)

Total Liabilities	$(36,668)	$—	$—	$(36,668)

Total	$219,659,062	$13,764,283	$1,842	$233,425,187

There were no transfers between Levels 1, 2 or 3 during the nine months ended September 30, 2018.

As of September 30, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$79,477,092
Aggregate gross unrealized depreciation	(6,670,517)

Net unrealized appreciation	$72,806,575

Federal income tax cost of investments in securities and derivative instruments, if applicable	$160,618,612

See Notes to Portfolio of Investments.

16

EQ ADVISORS TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (2.8%)
Diversified Telecommunication Services (0.4%)
ATN International, Inc.	379	$28,001
Cincinnati Bell, Inc.*	1,660	26,477
Consolidated Communications Holdings, Inc.(x)	2,400	31,296
Frontier Communications Corp.(x)	3,489	22,644
Intelsat SA*	1,499	44,970
Iridium Communications, Inc.*	3,145	70,763
pdvWireless, Inc.*	368	12,475
Windstream Holdings, Inc.(x)*	1,340	6,566
Zayo Group Holdings, Inc.*	16,109	559,303

		802,495

Entertainment (1.2%)
AMC Entertainment Holdings, Inc., Class A(x)	1,786	36,613
Cinemark Holdings, Inc.	3,658	147,052
Eros International plc*	547	6,591
Liberty Media Corp.-Liberty Formula One, Class A*	825	29,354
Liberty Media Corp.-Liberty Formula One, Class C*	22,775	847,002
Lions Gate Entertainment Corp., Class A	1,598	38,975
Lions Gate Entertainment Corp., Class B	3,123	72,766
Live Nation Entertainment, Inc.*	11,098	604,508
Madison Square Garden Co. (The), Class A*	567	178,786
Marcus Corp. (The)	655	27,543
Reading International, Inc., Class A*	458	7,236
Rosetta Stone, Inc.*	568	11,298
Zynga, Inc., Class A*	25,902	103,867

		2,111,591

Interactive Media & Services (0.1%)
Cars.com, Inc.*	2,376	65,601
Meet Group, Inc. (The)*	2,370	11,732
Zillow Group, Inc., Class A*	540	23,868
Zillow Group, Inc., Class C(x)*	1,104	48,852

		150,053

Media (1.0%)
Beasley Broadcast Group, Inc., Class A	236	1,628
Boston Omaha Corp., Class A(x)*	171	5,113
Clear Channel Outdoor Holdings, Inc., Class A	1,200	7,140
Daily Journal Corp.(x)*	39	9,399
Emerald Expositions Events, Inc.	853	14,057
Entercom Communications Corp., Class A(x)	4,450	35,155
Entravision Communications Corp., Class A	1,797	8,805
EW Scripps Co. (The), Class A	1,591	26,252
Gannett Co., Inc.	3,752	37,558
GCI Liberty, Inc., Class A*	3,432	175,032
Gray Television, Inc.*	2,757	48,248
Hemisphere Media Group, Inc.*	263	3,669
Interpublic Group of Cos., Inc. (The)	11,800	269,866
John Wiley & Sons, Inc., Class A	1,490	90,294
Liberty Latin America Ltd., Class A*	1,489	31,031
Liberty Latin America Ltd., Class C*	3,774	77,857
Meredith Corp.(x)	1,375	70,194
MSG Networks, Inc., Class A*	2,045	52,761
National CineMedia, Inc.	2,399	25,405
New Media Investment Group, Inc.	2,104	33,012
New York Times Co. (The), Class A	879	20,349
Saga Communications, Inc., Class A	121	4,374
Scholastic Corp.	945	44,122
Sinclair Broadcast Group, Inc., Class A	1,338	37,932
TEGNA, Inc.	50,267	601,194
Tribune Media Co., Class A	2,968	114,060
WideOpenWest, Inc.(x)*	1,058	11,860

		1,856,367

Wireless Telecommunication Services (0.1%)
NII Holdings, Inc.(x)*	3,040	17,814
Spok Holdings, Inc.	749	11,535
Telephone & Data Systems, Inc.	3,388	103,097
United States Cellular Corp.*	414	18,539

		150,985

Total Communication Services		5,071,491

Consumer Discretionary (9.1%)
Auto Components (1.2%)
Adient plc(x)	3,172	124,691
American Axle & Manufacturing Holdings, Inc.*	3,860	67,318
BorgWarner, Inc.	24,044	1,028,603
Cooper Tire & Rubber Co.	1,758	49,751
Cooper-Standard Holdings, Inc.*	584	70,068
Dana, Inc.	365	6,815
Gentex Corp.	2,834	60,818
Gentherm, Inc.*	1,266	57,540
Goodyear Tire & Rubber Co. (The)	21,479	502,394
Modine Manufacturing Co.*	1,459	21,739
Motorcar Parts of America, Inc.(x)*	690	16,181
Shiloh Industries, Inc.*	195	2,145
Standard Motor Products, Inc.	729	35,881
Stoneridge, Inc.*	95	2,823
Superior Industries International, Inc.	863	14,714
Tenneco, Inc.	319	13,443
Tower International, Inc.	727	21,992
Visteon Corp.*	378	35,116

		2,132,032

Automobiles (0.2%)
Harley-Davidson, Inc.	5,665	256,624
Thor Industries, Inc.	307	25,696

		282,320

Distributors (0.0%)
Core-Mark Holding Co., Inc.	1,460	49,581
Weyco Group, Inc.	221	7,775

		57,356

Diversified Consumer Services (0.4%)
Adtalem Global Education, Inc.*	2,009	96,834
American Public Education, Inc.*	558	18,442
Bright Horizons Family Solutions, Inc.*	320	37,709
Cambium Learning Group, Inc.*	286	3,386
Carriage Services, Inc.	360	7,758
Graham Holdings Co., Class B	140	81,102
H&R Block, Inc.	5,752	148,115
Houghton Mifflin Harcourt Co.*	3,289	23,023
K12, Inc.*	1,242	21,983
Laureate Education, Inc., Class A*	2,819	43,525
Regis Corp.*	1,340	27,376
Service Corp. International	3,167	139,981
Weight Watchers International, Inc.*	64	4,607

		653,841

Hotels, Restaurants & Leisure (1.8%)
Aramark	8,337	358,658
BBX Capital Corp.(x)	2,271	16,851
Belmond Ltd., Class A*	2,721	49,658

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Biglari Holdings, Inc., Class A*	3	$2,766
Bojangles’, Inc.*	585	9,185
Boyd Gaming Corp.	276	9,343
Brinker International, Inc.(x)	391	18,271
Caesars Entertainment Corp.(x)*	20,220	207,255
Carrols Restaurant Group, Inc.*	168	2,453
Century Casinos, Inc.*	886	6,610
Chuy’s Holdings, Inc.*	122	3,203
Del Frisco’s Restaurant Group, Inc.*	755	6,267
Del Taco Restaurants, Inc.*	919	10,853
Denny’s Corp.*	570	8,390
Dine Brands Global, Inc.	216	17,563
Drive Shack, Inc. (REIT)*	104	620
Dunkin’ Brands Group, Inc.(x)	7,607	560,787
El Pollo Loco Holdings, Inc.*	765	9,601
Empire Resorts, Inc.*	45	419
Extended Stay America, Inc.	2,654	53,690
Fiesta Restaurant Group, Inc.*	163	4,360
Habit Restaurants, Inc. (The), Class A*	690	11,006
Hyatt Hotels Corp., Class A	1,464	116,520
International Game Technology plc	3,261	64,405
International Speedway Corp., Class A	796	34,865
J Alexander’s Holdings, Inc.*	431	5,129
Jack in the Box, Inc.	752	63,040
Marriott Vacations Worldwide Corp.	212	23,691
Monarch Casino & Resort, Inc.*	83	3,772
OBH, Inc.*	38	6,891
Papa John’s International, Inc.(x)	426	21,845
Penn National Gaming, Inc.*	2,623	86,349
RCI Hospitality Holdings, Inc.	75	2,221
Red Lion Hotels Corp.*	623	7,788
Red Robin Gourmet Burgers, Inc.*	450	18,068
Red Rock Resorts, Inc., Class A	42,040	1,120,365
Sonic Corp.	588	25,484
Speedway Motorsports, Inc.	412	7,354
Texas Roadhouse, Inc.	5,244	363,357
Town Sports International Holdings, Inc.*	444	3,841
Vail Resorts, Inc.	363	99,614
Wingstop, Inc.	75	5,120
Zoe’s Kitchen, Inc.(x)*	484	6,156

		3,453,684

Household Durables (1.2%)
AV Homes, Inc.*	239	4,780
Bassett Furniture Industries, Inc.	359	7,629
Beazer Homes USA, Inc.*	1,162	12,201
Century Communities, Inc.*	824	21,630
Ethan Allen Interiors, Inc.	887	18,405
Flexsteel Industries, Inc.	273	8,119
Green Brick Partners, Inc.*	866	8,747
Helen of Troy Ltd.*	829	108,516
Hooker Furniture Corp.	222	7,504
Hovnanian Enterprises, Inc., Class A*	3,136	5,018
KB Home	2,298	54,945
La-Z-Boy, Inc.	878	27,745
Leggett & Platt, Inc.	4,458	195,216
Lennar Corp., Class A	4,802	224,205
Lifetime Brands, Inc.	371	4,044
M.D.C. Holdings, Inc.	1,583	46,825
M/I Homes, Inc.*	771	18,450
Meritage Homes Corp.*	1,231	49,117
New Home Co., Inc. (The)*	423	3,409
NVR, Inc.*	364	899,371
PulteGroup, Inc.	5,969	147,852
Taylor Morrison Home Corp., Class A*	3,336	60,181
Toll Brothers, Inc.	2,323	76,729
TRI Pointe Group, Inc.*	4,744	58,826
Tupperware Brands Corp.	1,672	55,928
Universal Electronics, Inc.*	478	18,809
William Lyon Homes, Class A*	937	14,889

		2,159,090

Internet & Direct Marketing Retail (0.1%)
1-800-Flowers.com, Inc., Class A*	653	7,705
Fluent, Inc.(x)*	659	1,417
Gaia, Inc.*	133	2,048
Lands’ End, Inc.(x)*	337	5,914
Leaf Group Ltd.*	97	970
Liberty Expedia Holdings, Inc., Class A*	1,769	83,214
Liquidity Services, Inc.*	842	5,347

		106,615

Leisure Products (0.3%)
Acushnet Holdings Corp.	1,150	31,545
American Outdoor Brands Corp.*	1,862	28,917
Brunswick Corp.	2,669	178,876
Callaway Golf Co.	1,090	26,476
Clarus Corp.	795	8,785
Escalade, Inc.	341	4,382
Johnson Outdoors, Inc., Class A	64	5,951
Mattel, Inc.(x)*	9,153	143,702
Vista Outdoor, Inc.*	1,928	34,492

		463,126

Multiline Retail (0.3%)
Big Lots, Inc.	1,019	42,584
Dillard’s, Inc., Class A(x)	412	31,452
JC Penney Co., Inc.(x)*	10,381	17,232
Kohl’s Corp.	5,717	426,203
Sears Holdings Corp.(x)*	358	346

		517,817

Specialty Retail (2.0%)
Aaron’s, Inc.	10,837	590,183
Abercrombie & Fitch Co., Class A	2,349	49,611
Advance Auto Parts, Inc.	3,445	579,897
American Eagle Outfitters, Inc.	559	13,880
America’s Car-Mart, Inc.*	164	12,825
Ascena Retail Group, Inc.*	6,233	28,485
AutoNation, Inc.*	1,858	77,200
Barnes & Noble Education, Inc.*	1,289	7,425
Barnes & Noble, Inc.	1,811	10,504
Bed Bath & Beyond, Inc.	4,497	67,455
Big 5 Sporting Goods Corp.(x)	632	3,223
Buckle, Inc. (The)(x)	803	18,509
Burlington Stores, Inc.*	3,033	494,136
Caleres, Inc.	1,407	50,455
Cato Corp. (The), Class A	749	15,744
Chico’s FAS, Inc.	4,359	37,793
Citi Trends, Inc.	476	13,695
Conn’s, Inc.(x)*	352	12,443
Container Store Group, Inc. (The)*	494	5,483
Dick’s Sporting Goods, Inc.	2,577	91,432
DSW, Inc., Class A	2,329	78,907
Express, Inc.*	2,382	26,345
Foot Locker, Inc.	13,667	696,743
Francesca’s Holdings Corp.(x)*	1,202	4,459
GameStop Corp., Class A(x)	3,499	53,430
Genesco, Inc.*	650	30,615
GNC Holdings, Inc., Class A(x)*	2,644	10,946
Group 1 Automotive, Inc.	641	41,601
Guess?, Inc.	2,007	45,358
Haverty Furniture Cos., Inc.	544	12,022

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Hibbett Sports, Inc.*	597	$11,224
J. Jill, Inc.*	568	3,510
Kirkland’s, Inc.*	247	2,492
Lithia Motors, Inc., Class A	319	26,050
Lumber Liquidators Holdings, Inc.*	197	3,052
MarineMax, Inc.*	357	7,586
Michaels Cos., Inc. (The)*	3,223	52,309
Murphy USA, Inc.*	826	70,590
Office Depot, Inc.	18,811	60,383
Party City Holdco, Inc.(x)*	1,738	23,550
Penske Automotive Group, Inc.	1,179	55,873
Pier 1 Imports, Inc.(x)	3,070	4,605
Rent-A-Center, Inc.*	1,409	20,261
Sally Beauty Holdings, Inc.(x)*	2,933	53,938
Shoe Carnival, Inc.	334	12,859
Signet Jewelers Ltd.	2,003	132,058
Sonic Automotive, Inc., Class A	894	17,299
Tile Shop Holdings, Inc.	657	4,698
Tilly’s, Inc., Class A	334	6,329
Williams-Sonoma, Inc.(x)	2,191	143,993
Zumiez, Inc.*	454	11,963

		3,905,426

Textiles, Apparel & Luxury Goods (1.6%)
Carter’s, Inc.	4,569	450,503
Columbia Sportswear Co.	905	84,228
Culp, Inc.	373	9,027
Fossil Group, Inc.(x)*	1,232	28,681
G-III Apparel Group Ltd.*	1,087	52,383
Hanesbrands, Inc.(x)	26,974	497,131
Lululemon Athletica, Inc.*	716	116,343
Michael Kors Holdings Ltd.*	2,213	151,723
Movado Group, Inc.	480	20,112
Perry Ellis International, Inc.*	476	13,009
Ralph Lauren Corp.	1,877	258,181
Rocky Brands, Inc.	234	6,622
Skechers U.S.A., Inc., Class A*	2,459	68,680
Steven Madden Ltd.	8,063	426,533
Unifi, Inc.*	577	16,346
Vera Bradley, Inc.*	821	12,528
Wolverine World Wide, Inc.	16,406	640,655

		2,852,685

Total Consumer Discretionary		16,583,992

Consumer Staples (4.3%)
Beverages (0.6%)
Cott Corp.	41,264	666,413
MGP Ingredients, Inc.	63	4,976
Molson Coors Brewing Co., Class B	7,605	467,708

		1,139,097

Food & Staples Retailing (0.7%)
Andersons, Inc. (The)	897	33,772
BJ’s Wholesale Club Holdings, Inc.(x)*	625	16,738
Casey’s General Stores, Inc.	1,236	159,580
Ingles Markets, Inc., Class A	502	17,194
Natural Grocers by Vitamin Cottage, Inc.(x)*	417	7,043
Rite Aid Corp.(x)*	36,671	46,939
Smart & Final Stores, Inc.*	932	5,312
SpartanNash Co.	1,226	24,594
Sprouts Farmers Market, Inc.*	25,270	692,650
SUPERVALU, Inc.*	1,266	40,791
United Natural Foods, Inc.*	1,758	52,652
US Foods Holding Corp.*	6,908	212,904
Village Super Market, Inc., Class A	311	8,459
Weis Markets, Inc.	330	14,322

		1,332,950

Food Products (2.6%)
Alico, Inc.(x)	102	3,448
B&G Foods, Inc.(x)	23,854	654,792
Cal-Maine Foods, Inc.	650	31,395
Darling Ingredients, Inc.*	5,495	106,163
Dean Foods Co.	3,232	22,947
Farmer Brothers Co.*	306	8,078
Flowers Foods, Inc.	38,367	715,929
Fresh Del Monte Produce, Inc.	1,060	35,923
Hain Celestial Group, Inc. (The)*	3,343	90,662
Hostess Brands, Inc.*	3,428	37,948
Ingredion, Inc.	2,408	252,744
Lamb Weston Holdings, Inc.	5,005	333,333
Lancaster Colony Corp.	182	27,156
Landec Corp.*	815	11,736
Limoneira Co.	335	8,747
Pilgrim’s Pride Corp.*	1,852	33,503
Pinnacle Foods, Inc.	4,040	261,832
Post Holdings, Inc.*	15,186	1,488,836
Sanderson Farms, Inc.(x)	710	73,393
Seaboard Corp.	9	33,390
Seneca Foods Corp., Class A*	289	9,739
Simply Good Foods Co. (The)*	2,069	40,242
Tootsie Roll Industries, Inc.(x)	479	14,011
TreeHouse Foods, Inc.*	6,240	298,584

		4,594,531

Household Products (0.1%)
Central Garden & Pet Co.(x)*	95	3,424
Central Garden & Pet Co., Class A*	290	9,610
Energizer Holdings, Inc.	877	51,436
Oil-Dri Corp. of America	206	7,943
Spectrum Brands Holdings, Inc.	756	56,489

		128,902

Personal Products (0.3%)
Coty, Inc., Class A	21,227	266,611
Edgewell Personal Care Co.*	1,799	83,168
Herbalife Nutrition Ltd.*	3,038	165,723
Inter Parfums, Inc.	43	2,771
Nature’s Sunshine Products, Inc.*	343	3,001
Nu Skin Enterprises, Inc., Class A	1,290	106,322
Revlon, Inc., Class A(x)*	41	914

		628,510

Tobacco (0.0%)
Pyxus International, Inc.*	286	6,578
Universal Corp.	844	54,860
Vector Group Ltd.(x)	2,042	28,143

		89,581

Total Consumer Staples		7,913,571

Energy (5.8%)
Energy Equipment & Services (1.4%)
Apergy Corp.*	2,629	114,519
Archrock, Inc.	4,444	54,217
Basic Energy Services, Inc.*	641	6,404
Bristow Group, Inc.(x)*	1,233	14,956
C&J Energy Services, Inc.*	2,256	46,925
CARBO Ceramics, Inc.(x)*	881	6,387
Dawson Geophysical Co.*	726	4,494
Diamond Offshore Drilling, Inc.(x)*	2,232	44,640
Dril-Quip, Inc.*	1,307	68,291
Era Group, Inc.*	719	8,880
Exterran Corp.*	1,062	28,175
Forum Energy Technologies, Inc.*	2,733	28,287
Frank’s International NV*	2,584	22,429
FTS International, Inc.*	805	9,491
Gulfmark Offshore, Inc.(x)*	129	4,812
Helix Energy Solutions Group, Inc.*	4,788	47,305

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Helmerich & Payne, Inc.	10,301	$708,399
Independence Contract Drilling, Inc.(x)*	421	2,080
Keane Group, Inc.*	91	1,126
KLX Energy Services Holdings, Inc.*	699	22,375
Matrix Service Co.*	860	21,199
McDermott International, Inc.*	6,260	115,372
Nabors Industries Ltd.	12,003	73,938
Natural Gas Services Group, Inc.*	478	10,086
NCS Multistage Holdings, Inc.*	341	5,630
Newpark Resources, Inc.*	3,042	31,485
Nine Energy Service, Inc.*	476	14,556
Noble Corp. plc*	8,502	59,769
Ocean Rig UDW, Inc., Class A*	1,905	65,951
Oceaneering International, Inc.*	3,301	91,108
Oil States International, Inc.*	2,083	69,156
Patterson-UTI Energy, Inc.	7,397	126,562
PHI, Inc. (Non-Voting)*	513	4,791
Pioneer Energy Services Corp.*	2,195	6,475
Quintana Energy Services, Inc.(x)*	293	2,151
RigNet, Inc.*	454	9,239
Rowan Cos. plc, Class A*	4,274	80,479
RPC, Inc.(x)	1,273	19,706
SEACOR Holdings, Inc.*	602	29,745
SEACOR Marine Holdings, Inc.*	584	13,216
Select Energy Services, Inc., Class A*	1,222	14,468
Smart Sand, Inc.(x)*	762	3,132
Superior Energy Services, Inc.*	5,179	50,443
TETRA Technologies, Inc.*	578	2,607
Tidewater, Inc.(x)*	834	26,012
Transocean Ltd.(x)*	14,569	203,237
Unit Corp.*	1,787	46,569
US Silica Holdings, Inc.(x)	1,061	19,979
Weatherford International plc(x)*	33,425	90,582

		2,551,835

Oil, Gas & Consumable Fuels (4.4%)
Abraxas Petroleum Corp.*	398	927
Adams Resources & Energy, Inc.	65	2,760
Alta Mesa Resources, Inc.*	3,358	14,036
Amyris, Inc.*	711	5,645
Antero Resources Corp.*	3,790	67,121
Approach Resources, Inc.(x)*	1,620	3,613
Arch Coal, Inc., Class A	613	54,802
Ardmore Shipping Corp.*	1,098	7,137
Berry Petroleum Corp.	257	4,528
Bonanza Creek Energy, Inc.*	602	17,928
California Resources Corp.(x)*	1,566	75,998
Callon Petroleum Co.*	7,858	94,217
Centennial Resource Development, Inc., Class A*	28,273	617,766
Chesapeake Energy Corp.(x)*	30,481	136,860
Cimarex Energy Co.	21,533	2,001,278
Clean Energy Fuels Corp.*	4,459	11,593
Cloud Peak Energy, Inc.*	2,595	5,969
CNX Resources Corp.*	7,128	102,002
CONSOL Energy, Inc.*	568	23,180
CVR Energy, Inc.(x)	36	1,448
Delek US Holdings, Inc.	234	9,929
Denbury Resources, Inc.*	8,207	50,883
DHT Holdings, Inc.	3,241	15,233
Dorian LPG Ltd.*	918	7,316
Earthstone Energy, Inc., Class A*	497	4,662
Eclipse Resources Corp.*	1,262	1,502
Energen Corp.*	2,984	257,131
Energy Fuels, Inc.*	2,561	8,400
Energy XXI Gulf Coast, Inc.*	1,062	8,878
EP Energy Corp., Class A(x)*	1,657	3,877
EQT Corp.	10,719	474,101
Extraction Oil & Gas, Inc.*	3,899	44,020
Frontline Ltd.(x)*	2,759	16,030
GasLog Ltd.	1,479	29,210
Golar LNG Ltd.	3,155	87,709
Green Plains, Inc.	1,309	22,515
Gulfport Energy Corp.*	6,102	63,522
Halcon Resources Corp.(x)*	4,895	21,881
Hallador Energy Co.	580	3,608
HighPoint Resources Corp.*	3,524	17,197
HollyFrontier Corp.	5,531	386,617
International Seaways, Inc.*	758	15,175
Kosmos Energy Ltd.*	6,367	59,531
Laredo Petroleum, Inc.*	3,905	31,904
Matador Resources Co.*	285	9,419
Midstates Petroleum Co., Inc.*	388	3,457
Murphy Oil Corp.	5,585	186,204
NACCO Industries, Inc., Class A	154	5,044
Newfield Exploration Co.*	4,296	123,854
Nordic American Tankers Ltd.(x)	5,064	10,584
Northern Oil and Gas, Inc.*	4,923	19,692
Oasis Petroleum, Inc.*	9,247	131,122
Overseas Shipholding Group, Inc., Class A*	1,743	5,490
Panhandle Oil and Gas, Inc., Class A	259	4,779
Par Pacific Holdings, Inc.*	1,013	20,665
Parsley Energy, Inc., Class A*	17,814	521,061
PBF Energy, Inc., Class A	4,043	201,786
PDC Energy, Inc.*	2,239	109,621
Peabody Energy Corp.	2,657	94,695
QEP Resources, Inc.*	7,956	90,062
Range Resources Corp.	7,166	121,750
Renewable Energy Group, Inc.*	1,190	34,272
Resolute Energy Corp.(x)*	663	25,068
REX American Resources Corp.*	177	13,372
Ring Energy, Inc.*	104	1,031
SandRidge Energy, Inc.*	1,021	11,098
Scorpio Tankers, Inc.	10,439	20,982
SemGroup Corp., Class A	2,752	60,682
Ship Finance International Ltd.(x)	2,882	40,060
SilverBow Resources, Inc.*	193	5,147
SM Energy Co.	3,784	119,310
Southwestern Energy Co.*	19,878	101,577
Talos Energy, Inc.*	742	24,352
Targa Resources Corp.	7,590	427,393
Teekay Corp.	2,415	16,277
Teekay Tankers Ltd., Class A	7,263	7,174
Ultra Petroleum Corp.*	4,904	5,492
W&T Offshore, Inc.*	3,289	31,706
Whiting Petroleum Corp.*	3,062	162,408
WildHorse Resource Development Corp.*	84	1,986
World Fuel Services Corp.	2,309	63,913
WPX Energy, Inc.*	13,559	272,807

		7,995,031

Total Energy		10,546,866

Financials (20.8%)
Banks (10.7%)
1st Constitution Bancorp(x)	226	4,678
1st Source Corp.	534	28,099
Access National Corp.	507	13,745
ACNB Corp.	251	9,337
Allegiance Bancshares, Inc.*	312	13,010
Amalgamated Bank, Class A*	251	4,842
American National Bankshares, Inc.	314	12,246

See Notes to Portfolio of Investments.

4

EQ ADVISORS TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Ames National Corp.	329	$8,965
Arrow Financial Corp.	440	16,273
Associated Banc-Corp.	5,783	150,358
Atlantic Capital Bancshares, Inc.*	264	4,422
Banc of California, Inc.	1,364	25,780
BancFirst Corp.	480	28,776
Bancorp, Inc. (The)*	1,827	17,521
BancorpSouth Bank	3,155	103,169
Bank of Commerce Holdings	618	7,540
Bank of Hawaii Corp.	1,401	110,553
Bank of Marin Bancorp	239	20,052
Bank of Princeton (The)(x)*	187	5,711
Bank OZK	21,349	810,408
BankUnited, Inc.	42,335	1,498,659
Bankwell Financial Group, Inc.	166	5,206
Banner Corp.	1,115	69,320
Bar Harbor Bankshares	545	15,652
Baycom Corp.*	371	9,898
BCB Bancorp, Inc.	389	5,388
Berkshire Hills Bancorp, Inc.	1,411	57,428
Blue Hills Bancorp, Inc.	433	10,435
BOK Financial Corp.	7,224	702,751
Boston Private Financial Holdings, Inc.	2,849	38,889
Bridge Bancorp, Inc.	568	18,858
Brookline Bancorp, Inc.	2,782	46,459
Bryn Mawr Bank Corp.	646	30,297
Business First Bancshares, Inc.(x)	315	8,363
Byline Bancorp, Inc.*	553	12,553
C&F Financial Corp.	138	8,108
Cadence Bancorp	21,885	571,636
Cambridge Bancorp	89	8,009
Camden National Corp.	541	23,501
Capital City Bank Group, Inc.	441	10,293
Capstar Financial Holdings, Inc.	248	4,142
Carolina Financial Corp.	184	6,940
Cathay General Bancorp	2,583	107,040
CB Financial Services, Inc.(x)	145	4,473
CBTX, Inc.	638	22,675
CenterState Bank Corp.	3,174	89,031
Central Pacific Financial Corp.	787	20,800
Central Valley Community Bancorp	380	8,212
Century Bancorp, Inc., Class A	111	8,020
Chemical Financial Corp.	2,415	128,961
Chemung Financial Corp.	127	5,389
CIT Group, Inc.	3,865	199,473
Citizens & Northern Corp.	319	8,342
Citizens Financial Group, Inc.	9,514	366,955
City Holding Co.	465	35,712
Civista Bancshares, Inc.	403	9,708
CNB Financial Corp.	517	14,921
CoBiz Financial, Inc.	62	1,373
Codorus Valley Bancorp, Inc.	348	10,872
Columbia Banking System, Inc.	2,441	94,638
Commerce Bancshares, Inc.	3,253	214,763
Community Bank System, Inc.	1,726	105,407
Community Bankers Trust Corp.*	863	7,594
Community Financial Corp. (The)	160	5,349
Community Trust Bancorp, Inc.	455	21,089
ConnectOne Bancorp, Inc.	685	16,269
County Bancorp, Inc.	184	4,618
Cullen/Frost Bankers, Inc.	10,810	1,128,996
Customers Bancorp, Inc.*	682	16,047
CVB Financial Corp.	3,611	80,598
Eagle Bancorp, Inc.*	222	11,233
East West Bancorp, Inc.	9,767	589,634
Enterprise Bancorp, Inc.	290	9,973
Enterprise Financial Services Corp.	508	26,949
Equity Bancshares, Inc., Class A*	248	9,736
Evans Bancorp, Inc.	191	8,967
Farmers & Merchants Bancorp, Inc.(x)	30	1,278
Farmers National Banc Corp.	936	14,321
FB Financial Corp.	241	9,442
FCB Financial Holdings, Inc., Class A*	188	8,911
Fidelity D&D Bancorp, Inc.(x)	88	6,070
Fidelity Southern Corp.	798	19,774
Financial Institutions, Inc.	528	16,579
First Bancorp*	7,213	65,638
First Bancorp, Inc.	365	10,574
First Bancorp/NC	919	37,229
First Bancshares, Inc. (The)	367	14,331
First Bank	523	6,877
First Busey Corp.	1,524	47,320
First Business Financial Services, Inc.	294	6,815
First Choice Bancorp	216	5,851
First Citizens BancShares, Inc., Class A	275	124,377
First Commonwealth Financial Corp.	3,182	51,357
First Community Bancshares, Inc.	607	20,565
First Community Corp.	232	5,614
First Connecticut Bancorp, Inc.	386	11,406
First Financial Bancorp	3,195	94,892
First Financial Corp.	404	20,281
First Financial Northwest, Inc.	322	5,336
First Foundation, Inc.*	741	11,574
First Guaranty Bancshares, Inc.(x)	164	4,213
First Hawaiian, Inc.	3,610	98,048
First Horizon National Corp.	34,742	599,647
First Internet Bancorp	299	9,105
First Interstate BancSystem, Inc., Class A	1,126	50,445
First Merchants Corp.	1,708	76,843
First Mid-Illinois Bancshares, Inc.	392	15,809
First Midwest Bancorp, Inc.	3,378	89,821
First Northwest Bancorp*	347	5,344
First of Long Island Corp. (The)	863	18,770
First Republic Bank	7,552	724,992
First Savings Financial Group, Inc.(x)	58	3,960
First United Corp.	227	4,268
Flushing Financial Corp.	851	20,764
FNB Corp.	10,987	139,755
Franklin Financial Network, Inc.*	351	13,724
Fulton Financial Corp.	5,738	95,538
German American Bancorp, Inc.	547	19,298
Glacier Bancorp, Inc.	2,498	107,639
Great Southern Bancorp, Inc.	359	19,871
Great Western Bancorp, Inc.	1,943	81,975
Green Bancorp, Inc.	584	12,906
Guaranty Bancorp	159	4,722
Guaranty Bancshares, Inc.	252	7,618
Hancock Whitney Corp.	2,884	137,134
Hanmi Financial Corp.	971	24,178
HarborOne Bancorp, Inc.*	285	5,449
Heartland Financial USA, Inc.	1,007	58,456
Heritage Commerce Corp.	126	1,880
Heritage Financial Corp.	1,091	38,349
Hilltop Holdings, Inc.	2,531	51,050
Home BancShares, Inc.	4,103	89,856
HomeTrust Bancshares, Inc.*	413	12,039
Hope Bancorp, Inc.	4,006	64,777

See Notes to Portfolio of Investments.

5

EQ ADVISORS TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Horizon Bancorp, Inc.	1,254	$24,767
Howard Bancorp, Inc.*	289	5,115
IBERIABANK Corp.	1,885	153,345
Independent Bank Corp./MA	852	70,375
Independent Bank Corp./MI	534	12,629
Independent Bank Group, Inc.	542	35,935
International Bancshares Corp.	1,833	82,485
Investar Holding Corp.	231	6,202
Investors Bancorp, Inc.	8,344	102,381
Lakeland Bancorp, Inc.	1,615	29,151
Lakeland Financial Corp.	214	9,947
LCNB Corp.	343	6,397
LegacyTexas Financial Group, Inc.	942	40,129
Live Oak Bancshares, Inc.	414	11,095
Macatawa Bank Corp.	961	11,253
MB Financial, Inc.	2,582	119,056
MBT Financial Corp.	667	7,537
Mercantile Bank Corp.	592	19,755
Metropolitan Bank Holding Corp.*	221	9,088
Mid Penn Bancorp, Inc.(x)	149	4,343
Middlefield Banc Corp.	108	5,087
Midland States Bancorp, Inc.	353	11,331
MidSouth Bancorp, Inc.	479	7,377
MidWestOne Financial Group, Inc.	410	13,657
MutualFirst Financial, Inc.	224	8,254
MVB Financial Corp.(x)	261	4,703
National Bank Holdings Corp., Class A	620	23,343
National Bankshares, Inc.	234	10,635
National Commerce Corp.*	243	10,036
NBT Bancorp, Inc.	1,476	56,649
Nicolet Bankshares, Inc.*	274	14,936
Northeast Bancorp	267	5,794
Northrim Bancorp, Inc.	236	9,806
Norwood Financial Corp.	235	9,203
Oak Valley Bancorp(x)	215	4,225
OFG Bancorp	1,565	25,275
Ohio Valley Banc Corp.(x)	161	5,901
Old Line Bancshares, Inc.	455	14,396
Old National Bancorp	5,217	100,688
Old Second Bancorp, Inc.	1,077	16,640
Opus Bank	668	18,303
Origin Bancorp, Inc.	359	13,516
Orrstown Financial Services, Inc.	277	6,593
Pacific City Financial Corp.	303	5,860
Pacific Mercantile Bancorp*	650	6,078
Pacific Premier Bancorp, Inc.*	1,051	39,097
PacWest Bancorp	4,193	199,796
Park National Corp.	483	50,985
Parke Bancorp, Inc.	249	5,590
Peapack Gladstone Financial Corp.	648	20,017
Penns Woods Bancorp, Inc.	181	7,864
Peoples Bancorp of North Carolina, Inc.	185	5,335
Peoples Bancorp, Inc.	583	20,422
Peoples Financial Services Corp.	272	11,533
People’s United Financial, Inc.	11,832	202,564
Pinnacle Financial Partners, Inc.	1,492	89,744
Popular, Inc.	13,677	700,946
Premier Financial Bancorp, Inc.	497	9,190
Prosperity Bancshares, Inc.	2,266	157,147
QCR Holdings, Inc.	472	19,281
RBB Bancorp	466	11,417
Reliant Bancorp, Inc.	280	7,160
Renasant Corp.	1,647	67,873
Republic Bancorp, Inc., Class A	353	16,273
Republic First Bancorp, Inc.*	1,364	9,753
S&T Bancorp, Inc.	1,159	50,254
Sandy Spring Bancorp, Inc.	1,208	47,486
SB One Bancorp	223	5,620
Seacoast Banking Corp. of Florida*	1,316	38,427
Select Bancorp, Inc.(x)*	330	4,092
Shore Bancshares, Inc.	435	7,752
Sierra Bancorp	477	13,785
Signature Bank	709	81,422
Simmons First National Corp., Class A	3,048	89,764
SmartFinancial, Inc.*	293	6,900
South State Corp.	1,244	102,008
Southern First Bancshares, Inc.*	187	7,349
Southern National Bancorp of Virginia, Inc.	788	12,766
Southside Bancshares, Inc.	1,138	39,602
State Bank Financial Corp.	842	25,412
Sterling Bancorp	26,155	575,410
Stock Yards Bancorp, Inc.	585	21,236
Summit Financial Group, Inc.	402	9,330
SVB Financial Group*	2,406	747,857
Synovus Financial Corp.	3,655	167,362
TCF Financial Corp.	5,614	133,669
Texas Capital Bancshares, Inc.*	631	52,152
Tompkins Financial Corp.	473	38,403
Towne Bank	2,137	65,926
TriCo Bancshares	751	29,004
TriState Capital Holdings, Inc.*	594	16,394
Trustmark Corp.	2,183	73,458
UMB Financial Corp.	1,527	108,264
Umpqua Holdings Corp.	7,492	155,834
Union Bankshares Corp.(x)	2,269	87,425
United Bankshares, Inc.	3,383	122,972
United Community Banks, Inc.	2,465	68,749
United Security Bancshares	511	5,672
Unity Bancorp, Inc.	306	7,007
Univest Corp. of Pennsylvania	998	26,397
Valley National Bancorp	11,158	125,528
Veritex Holdings, Inc.*	543	15,345
Washington Trust Bancorp, Inc.	368	20,350
Webster Financial Corp.	9,830	579,577
WesBanco, Inc.	1,729	77,079
West Bancorporation, Inc.	436	10,246
Westamerica Bancorp(x)	883	53,121
Western Alliance Bancorp*	17,032	968,950
Wintrust Financial Corp.	1,957	166,228
Zions Bancorp	12,750	639,413

		19,798,997

Capital Markets (0.9%)
Arlington Asset Investment Corp., Class A(x)	911	8,509
Associated Capital Group, Inc., Class A	127	5,404
B. Riley Financial, Inc.	742	16,806
BGC Partners, Inc., Class A	9,156	108,224
Blucora, Inc.*	452	18,193
BrightSphere Investment Group plc	359	4,452
Cowen, Inc.*	511	8,329
Donnelley Financial Solutions, Inc.*	601	10,770
Federated Investors, Inc., Class B	910	21,949
Focus Financial Partners, Inc., Class A*	256	12,150
GAIN Capital Holdings, Inc.(x)	1,148	7,462
GAMCO Investors, Inc., Class A	111	2,600
Greenhill & Co., Inc.(x)	78	2,055
INTL. FCStone, Inc.*	512	24,740
Investment Technology Group, Inc.	1,035	22,418

See Notes to Portfolio of Investments.

6

EQ ADVISORS TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Ladenburg Thalmann Financial Services, Inc.	278	$751
Lazard Ltd., Class A	350	16,846
Legg Mason, Inc.	2,920	91,192
Moelis & Co., Class A	7,008	384,037
Oppenheimer Holdings, Inc., Class A	356	11,250
Piper Jaffray Cos.	451	34,434
PJT Partners, Inc., Class A	42	2,199
Raymond James Financial, Inc.	6,096	561,136
Stifel Financial Corp.	2,350	120,460
Virtus Investment Partners, Inc.	215	24,456
Waddell & Reed Financial, Inc., Class A(x)	2,593	54,920

		1,575,742

Consumer Finance (0.4%)
Credit Acceptance Corp.*	39	17,085
Encore Capital Group, Inc.(x)*	881	31,584
EZCORP, Inc., Class A(x)*	1,540	16,478
LendingClub Corp.*	10,994	42,657
Navient Corp.	8,890	119,837
Nelnet, Inc., Class A	634	36,246
OneMain Holdings, Inc.*	2,423	81,437
PRA Group, Inc.*	1,552	55,872
Regional Management Corp.*	153	4,411
Santander Consumer USA Holdings, Inc.	3,521	70,561
SLM Corp.*	14,885	165,967
World Acceptance Corp.*	225	25,731

		667,866

Diversified Financial Services (0.2%)
Banco Latinoamericano de Comercio Exterior SA, Class E	968	20,251
Cannae Holdings, Inc.*	2,418	50,657
FGL Holdings*	4,895	43,810
Marlin Business Services Corp.	243	7,011
On Deck Capital, Inc.*	226	1,711
Voya Financial, Inc.	5,084	252,522

		375,962

Insurance (6.3%)
Alleghany Corp.	434	283,198
Ambac Financial Group, Inc.*	1,447	29,548
American Equity Investment Life Holding Co.	3,077	108,803
American Financial Group, Inc.	2,457	272,653
American National Insurance Co.	234	30,254
AMERISAFE, Inc.	620	38,409
AmTrust Financial Services, Inc.	3,220	46,754
Argo Group International Holdings Ltd.	1,055	66,518
Aspen Insurance Holdings Ltd.	2,069	86,484
Assurant, Inc.	1,793	193,554
Assured Guaranty Ltd.	3,631	153,337
Axis Capital Holdings Ltd.	2,495	143,986
Brighthouse Financial, Inc.*	20,421	903,425
Brown & Brown, Inc.	21,657	640,397
Citizens, Inc.(x)*	1,861	15,632
CNO Financial Group, Inc.	5,527	117,283
Crawford & Co., Class B	177	1,630
Donegal Group, Inc., Class A	278	3,950
eHealth, Inc.*	650	18,369
EMC Insurance Group, Inc.	361	8,924
Employers Holdings, Inc.	1,089	49,332
Enstar Group Ltd.*	1,836	382,806
Erie Indemnity Co., Class A	205	26,144
Everest Re Group Ltd.	3,676	839,856
FBL Financial Group, Inc., Class A	354	26,639
FedNat Holding Co.	184	4,688
Fidelity National Financial, Inc.	6,682	262,937
First American Financial Corp.	3,707	191,244
Genworth Financial, Inc., Class A*	17,578	73,300
Global Indemnity Ltd.	230	8,671
Goosehead Insurance, Inc., Class A(x)*	328	11,109
Greenlight Capital Re Ltd., Class A*	926	11,482
Hallmark Financial Services, Inc.*	470	5,170
Hanover Insurance Group, Inc. (The)	5,305	654,478
HCI Group, Inc.	249	10,894
Heritage Insurance Holdings, Inc.(x)	719	10,656
Horace Mann Educators Corp.	1,433	64,342
Independence Holding Co.	125	4,488
Investors Title Co.	38	6,380
James River Group Holdings Ltd.	469	19,989
Kemper Corp.	754	60,659
Kingstone Cos., Inc.	161	3,059
Maiden Holdings Ltd.	2,199	6,267
MBIA, Inc.(x)*	2,774	29,654
Mercury General Corp.	946	47,451
National General Holdings Corp.	855	22,948
National Western Life Group, Inc., Class A	80	25,536
Navigators Group, Inc. (The)	9,615	664,397
NI Holdings, Inc.*	431	7,271
Old Republic International Corp.	9,695	216,974
ProAssurance Corp.	7,620	357,759
Protective Insurance Corp., Class B	335	7,688
Reinsurance Group of America, Inc.	6,845	989,513
RenaissanceRe Holdings Ltd.	5,738	766,482
RLI Corp.	222	17,445
Safety Insurance Group, Inc.	508	45,517
Selective Insurance Group, Inc.	1,966	124,841
State Auto Financial Corp.	577	17,622
Stewart Information Services Corp.	745	33,532
Third Point Reinsurance Ltd.*	2,793	36,309
Tiptree, Inc.	1,053	6,897
Torchmark Corp.	3,599	311,997
United Fire Group, Inc.	657	33,356
United Insurance Holdings Corp.	137	3,066
White Mountains Insurance Group Ltd.	103	96,395
Willis Towers Watson plc	10,552	1,487,200
WR Berkley Corp.	3,258	260,412

		11,507,960

Mortgage Real Estate Investment Trusts (REITs) (1.0%)
AG Mortgage Investment Trust, Inc. (REIT)	1,090	19,816
AGNC Investment Corp. (REIT)	16,462	306,686
Annaly Capital Management, Inc. (REIT)	1,517	15,522
Anworth Mortgage Asset Corp. (REIT)	3,645	16,876
Apollo Commercial Real Estate Finance, Inc. (REIT)	4,272	80,613
Arbor Realty Trust, Inc. (REIT)	1,323	15,188
Ares Commercial Real Estate Corp. (REIT)	895	12,503
ARMOUR Residential REIT, Inc. (REIT)	1,391	31,228
Blackstone Mortgage Trust, Inc. (REIT), Class A(x)	3,880	130,019
Capstead Mortgage Corp. (REIT)	3,093	24,466
Cherry Hill Mortgage Investment Corp. (REIT)	397	7,186
Chimera Investment Corp. (REIT)	6,319	114,563

See Notes to Portfolio of Investments.

7

EQ ADVISORS TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Colony Credit Real Estate, Inc. (REIT)(x)	2,821	$62,034
Dynex Capital, Inc. (REIT)	1,836	11,714
Exantas Capital Corp. (REIT)	1,135	12,462
Granite Point Mortgage Trust, Inc. (REIT)	1,207	23,271
Great Ajax Corp. (REIT)	624	8,493
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (REIT)	1,846	39,634
Invesco Mortgage Capital, Inc. (REIT)	3,859	61,049
KKR Real Estate Finance Trust, Inc. (REIT)	482	9,722
Ladder Capital Corp. (REIT)	2,906	49,228
MFA Financial, Inc. (REIT)	15,169	111,492
New Residential Investment Corp. (REIT)	11,719	208,832
New York Mortgage Trust, Inc. (REIT)(x)	3,964	24,101
Orchid Island Capital, Inc. (REIT)(x)	1,715	12,434
PennyMac Mortgage Investment Trust (REIT)‡	2,116	42,828
Redwood Trust, Inc. (REIT)	2,563	41,623
Starwood Property Trust, Inc. (REIT)	8,996	193,594
Sutherland Asset Management Corp. (REIT)	619	10,306
TPG RE Finance Trust, Inc. (REIT)	1,047	20,961
Two Harbors Investment Corp. (REIT)	8,319	124,203
Western Asset Mortgage Capital Corp. (REIT)	1,178	11,804

		1,854,451

Thrifts & Mortgage Finance (1.3%)
BankFinancial Corp.	496	7,906
Beneficial Bancorp, Inc.	2,342	39,580
BSB Bancorp, Inc.*	216	7,042
Capitol Federal Financial, Inc.	4,417	56,273
Columbia Financial, Inc.(x)*	1,706	28,490
Dime Community Bancshares, Inc.	1,173	20,938
Entegra Financial Corp.*	218	5,788
ESSA Bancorp, Inc.	305	4,959
Essent Group Ltd.*	1,641	72,614
Federal Agricultural Mortgage Corp., Class C	209	15,086
First Defiance Financial Corp.	732	22,041
Flagstar Bancorp, Inc.*	930	29,267
FS Bancorp, Inc.	62	3,455
Hingham Institution for Savings	28	6,155
Home Bancorp, Inc.	298	12,957
HomeStreet, Inc.*	848	22,472
Impac Mortgage Holdings, Inc.(x)*	406	3,041
Kearny Financial Corp.	2,259	31,287
Luther Burbank Corp.	583	6,343
Malvern Bancorp, Inc.*	116	2,778
Merchants Bancorp	387	9,838
Meridian Bancorp, Inc.	1,465	24,905
MGIC Investment Corp.*	12,296	163,659
New York Community Bancorp, Inc.	16,238	168,387
NMI Holdings, Inc., Class A*	362	8,199
Northfield Bancorp, Inc.	1,564	24,899
Northwest Bancshares, Inc.	3,249	56,273
OceanFirst Financial Corp.	1,635	44,505
Oconee Federal Financial Corp.(x)	68	1,831
Ocwen Financial Corp.*	3,896	15,350
OP Bancorp(x)*	384	4,454
Oritani Financial Corp.	1,426	22,174
PCSB Financial Corp.	426	8,665
PDL Community Bancorp(x)*	263	3,974
PennyMac Financial Services, Inc., Class A‡	302	6,312
PHH Corp.*	1,237	13,595
Provident Bancorp, Inc.*	168	4,864
Provident Financial Services, Inc.	2,015	49,468
Prudential Bancorp, Inc.	329	5,695
Radian Group, Inc.	7,341	151,738
Riverview Bancorp, Inc.	767	6,780
SI Financial Group, Inc.	433	6,062
Southern Missouri Bancorp, Inc.	254	9,467
Sterling Bancorp, Inc.	290	3,280
Territorial Bancorp, Inc.	294	8,688
TFS Financial Corp.	1,724	25,877
Timberland Bancorp, Inc.	257	8,029
TrustCo Bank Corp.	3,129	26,597
United Community Financial Corp.	1,767	17,087
United Financial Bancorp, Inc.	1,579	26,575
Walker & Dunlop, Inc.	838	44,313
Washington Federal, Inc.	2,746	87,872
Waterstone Financial, Inc.	886	15,195
Western New England Bancorp, Inc.	1,047	11,308
WMIH Corp.*	615,474	855,508
WSFS Financial Corp.	754	35,551

		2,375,446

Total Financials		38,156,424

Health Care (8.3%)
Biotechnology (0.4%)
Abeona Therapeutics, Inc.(x)*	98	1,254
Acceleron Pharma, Inc.(x)*	230	13,163
Achillion Pharmaceuticals, Inc.*	5,057	18,610
Acorda Therapeutics, Inc.*	1,212	23,816
Adamas Pharmaceuticals, Inc.(x)*	278	5,566
Adverum Biotechnologies, Inc.*	1,733	10,485
Agios Pharmaceuticals, Inc.*	131	10,103
Albireo Pharma, Inc.*	242	7,976
Alder Biopharmaceuticals, Inc.(x)*	385	6,410
Alnylam Pharmaceuticals, Inc.*	360	31,507
AMAG Pharmaceuticals, Inc.*	1,231	24,620
Arbutus Biopharma Corp.*	874	8,259
Ardelyx, Inc.*	1,245	5,416
Arena Pharmaceuticals, Inc.*	341	15,693
Audentes Therapeutics, Inc.*	77	3,048
AVEO Pharmaceuticals, Inc.(x)*	1,426	4,720
Bellicum Pharmaceuticals, Inc.(x)*	320	1,971
BioCryst Pharmaceuticals, Inc.*	613	4,677
BioTime, Inc.(x)*	1,568	3,685
Bluebird Bio, Inc.*	579	84,534
Calithera Biosciences, Inc.*	1,065	5,591
Cara Therapeutics, Inc.(x)*	152	3,640
Catalyst Biosciences, Inc.*	406	4,377
Chimerix, Inc.*	1,416	5,508
Concert Pharmaceuticals, Inc.*	738	10,952
Corvus Pharmaceuticals, Inc.(x)*	47	403
Dynavax Technologies Corp.(x)*	236	2,926
Epizyme, Inc.*	417	4,420
Five Prime Therapeutics, Inc.*	1,148	15,980
Immune Design Corp.*	1,234	4,257
Immunomedics, Inc.(x)*	426	8,874
Karyopharm Therapeutics, Inc.*	161	2,742
Minerva Neurosciences, Inc.*	254	3,188
Myriad Genetics, Inc.*	270	12,420
NantKwest, Inc.(x)*	1,240	4,588
NewLink Genetics Corp.*	944	2,256
Novavax, Inc.(x)*	7,149	13,440
Nymox Pharmaceutical Corp.*	664	1,633
OPKO Health, Inc.(x)*	11,120	38,475

See Notes to Portfolio of Investments.

8

EQ ADVISORS TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
PDL BioPharma, Inc.*	5,654	$14,870
Portola Pharmaceuticals, Inc.(x)*	163	4,341
Prothena Corp. plc*	1,395	18,247
Ra Pharmaceuticals, Inc.*	470	8,502
Spectrum Pharmaceuticals, Inc.*	276	4,637
Syndax Pharmaceuticals, Inc.*	7	57
Synlogic, Inc.*	528	7,503
United Therapeutics Corp.*	1,470	187,984

		677,324

Health Care Equipment & Supplies (3.4%)
AngioDynamics, Inc.*	1,239	26,936
Anika Therapeutics, Inc.*	500	21,090
Avanos Medical, Inc.*	1,580	108,230
Boston Scientific Corp.*	34,430	1,325,554
Cerus Corp.*	663	4,780
CONMED Corp.	553	43,809
Cooper Cos., Inc. (The)	4,206	1,165,693
CryoLife, Inc.*	396	13,939
FONAR Corp.*	174	4,333
Hill-Rom Holdings, Inc.	8,747	825,717
Integer Holdings Corp.*	287	23,807
Integra LifeSciences Holdings Corp.*	5,181	341,272
Invacare Corp.	1,196	17,402
Lantheus Holdings, Inc.*	57	852
LivaNova plc*	4,679	580,056
Meridian Bioscience, Inc.	150	2,235
OraSure Technologies, Inc.*	78	1,205
Orthofix Medical, Inc.*	2,428	140,363
Rockwell Medical, Inc.(x)*	256	1,080
RTI Surgical, Inc.*	1,553	6,989
SeaSpine Holdings Corp.*	389	6,053
STERIS plc	6,885	787,644
Teleflex, Inc.	2,784	740,795
Utah Medical Products, Inc.	10	942
West Pharmaceutical Services, Inc.	1,921	237,186

		6,427,962

Health Care Providers & Services (1.6%)
AAC Holdings, Inc.(x)*	112	855
Acadia Healthcare Co., Inc.*	2,931	103,171
BioScrip, Inc.*	4,096	12,698
Brookdale Senior Living, Inc.*	6,522	64,111
Community Health Systems, Inc.(x)*	3,403	11,774
Cross Country Healthcare, Inc.*	1,216	10,616
Diplomat Pharmacy, Inc.*	399	7,745
Encompass Health Corp.	8,781	684,478
Envision Healthcare Corp.*	3,297	150,772
LifePoint Health, Inc.*	16,516	1,063,629
Magellan Health, Inc.*	856	61,675
MEDNAX, Inc.*	3,131	146,092
Molina Healthcare, Inc.*	2,360	350,932
National HealthCare Corp.(x)	424	31,957
National Research Corp.	25	965
Owens & Minor, Inc.	2,013	33,255
Patterson Cos., Inc.	2,724	66,602
PetIQ, Inc.(x)*	74	2,909
Premier, Inc., Class A*	1,195	54,707
R1 RCM, Inc.*	155	1,575
Surgery Partners, Inc.(x)*	582	9,603
Triple-S Management Corp., Class B*	777	14,678
WellCare Health Plans, Inc.*	106	33,972

		2,918,771

Health Care Technology (0.2%)
Allscripts Healthcare Solutions, Inc.*	5,156	73,473
Computer Programs & Systems, Inc.(x)	227	6,095
Evolent Health, Inc., Class A*	1,803	51,205
HMS Holdings Corp.*	351	11,516
Medidata Solutions, Inc.*	3,256	238,698
NantHealth, Inc.(x)*	660	1,036

		382,023

Life Sciences Tools & Services (2.0%)
Bio-Rad Laboratories, Inc., Class A*	723	226,292
Bio-Techne Corp.	1,330	271,466
Bruker Corp.	2,103	70,345
Cambrex Corp.*	642	43,913
Charles River Laboratories International, Inc.*	7,207	969,629
Harvard Bioscience, Inc.*	1,134	5,954
ICON plc*	3,185	489,694
Luminex Corp.	770	23,339
NanoString Technologies, Inc.*	72	1,284
PerkinElmer, Inc.	11,084	1,078,140
QIAGEN NV*	7,632	289,100
Syneos Health, Inc.*	1,985	102,327

		3,571,483

Pharmaceuticals (0.7%)
Akorn, Inc.*	2,824	36,656
Amphastar Pharmaceuticals, Inc.*	736	14,161
Aratana Therapeutics, Inc.*	130	759
Assertio Therapeutics, Inc.*	523	3,075
Catalent, Inc.*	17,001	774,395
Cymabay Therapeutics, Inc.*	475	5,263
Endo International plc*	7,078	119,122
Endocyte, Inc.(x)*	267	4,742
Intra-Cellular Therapies, Inc.*	785	17,035
Jazz Pharmaceuticals plc*	163	27,405
Lannett Co., Inc.(x)*	1,098	5,216
Mallinckrodt plc*	2,863	83,915
Medicines Co. (The)(x)*	201	6,012
Melinta Therapeutics, Inc.*	581	2,295
Menlo Therapeutics, Inc.(x)*	82	808
Phibro Animal Health Corp., Class A	67	2,874
Prestige Consumer Healthcare, Inc.*	1,747	66,194
Tetraphase Pharmaceuticals, Inc.*	1,986	5,481
Zogenix, Inc.*	324	16,070

		1,191,478

Total Health Care		15,169,041

Industrials (13.0%)
Aerospace & Defense (1.1%)
AAR Corp.	1,076	51,530
Cubic Corp.	230	16,802
Curtiss-Wright Corp.	1,385	190,327
Ducommun, Inc.*	364	14,866
Engility Holdings, Inc.*	665	23,933
Esterline Technologies Corp.*	906	82,401
Hexcel Corp.	2,350	157,568
Huntington Ingalls Industries, Inc.	221	56,594
KeyW Holding Corp. (The)(x)*	1,858	16,090
KLX, Inc.*	1,748	109,739
Kratos Defense & Security Solutions, Inc.(x)*	1,767	26,116
Maxar Technologies Ltd.	1,971	65,181
Mercury Systems, Inc.*	799	44,201
Moog, Inc., Class A	1,013	87,088
National Presto Industries, Inc.(x)	167	21,652
Sparton Corp.*	143	2,063
Teledyne Technologies, Inc.*	3,955	975,618
Triumph Group, Inc.	1,640	38,212
Vectrus, Inc.*	344	10,729
Wesco Aircraft Holdings, Inc.*	1,368	15,390

		2,006,100

See Notes to Portfolio of Investments.

9

EQ ADVISORS TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Air Freight & Logistics (1.0%)
Atlas Air Worldwide Holdings, Inc.*	800	$51,000
Echo Global Logistics, Inc.*	51	1,578
Hub Group, Inc., Class A*	23,420	1,067,952
Radiant Logistics, Inc.*	1,304	7,707
XPO Logistics, Inc.*	6,606	754,207

		1,882,444

Airlines (1.0%)
Alaska Air Group, Inc.	11,370	782,937
Allegiant Travel Co.	4,470	566,796
Copa Holdings SA, Class A	1,078	86,068
Hawaiian Holdings, Inc.	1,756	70,416
JetBlue Airways Corp.*	10,664	206,455
SkyWest, Inc.	1,713	100,896
Spirit Airlines, Inc.*	2,294	107,749

		1,921,317

Building Products (0.8%)
Allegion plc	7,275	658,898
Apogee Enterprises, Inc.	140	5,785
Armstrong Flooring, Inc.*	791	14,317
Caesarstone Ltd.(x)	797	14,784
Fortune Brands Home & Security, Inc.	2,801	146,660
Gibraltar Industries, Inc.*	5,904	269,222
Griffon Corp.	940	15,181
Insteel Industries, Inc.	78	2,799
Lennox International, Inc.	81	17,690
Masonite International Corp.*	52	3,333
Owens Corning	3,738	202,861
Quanex Building Products Corp.	1,167	21,239
Universal Forest Products, Inc.	279	9,857
USG Corp.*	2,773	120,099

		1,502,725

Commercial Services & Supplies (0.6%)
ABM Industries, Inc.	2,300	74,175
ACCO Brands Corp.	3,434	38,804
ADT, Inc.(x)	3,654	34,311
Brady Corp., Class A	1,618	70,788
BrightView Holdings, Inc.(x)*	321	5,152
Casella Waste Systems, Inc., Class A*	1,138	35,346
CECO Environmental Corp.*	1,134	8,936
Clean Harbors, Inc.*	1,745	124,907
Ennis, Inc.	954	19,509
Essendant, Inc.	1,213	15,551
Heritage-Crystal Clean, Inc.*	475	10,141
Herman Miller, Inc.	325	12,480
Interface, Inc.	217	5,067
KAR Auction Services, Inc.	293	17,489
Kimball International, Inc., Class B(x)	161	2,697
Knoll, Inc.	133	3,119
LSC Communications, Inc.	992	10,972
Matthews International Corp., Class A	1,081	54,212
Mobile Mini, Inc.	171	7,498
Multi-Color Corp.	479	29,818
NL Industries, Inc.*	371	2,226
PICO Holdings, Inc.*	788	9,889
Pitney Bowes, Inc.	3,270	23,152
Quad/Graphics, Inc.	1,139	23,737
RR Donnelley & Sons Co.	1,981	10,697
SP Plus Corp.*	550	20,075
Steelcase, Inc., Class A	2,928	54,168
Stericycle, Inc.*	2,822	165,595
Team, Inc.(x)*	969	21,803
Tetra Tech, Inc.	131	8,947
UniFirst Corp.	439	76,232
Viad Corp.	292	17,301
VSE Corp.	305	10,105

		1,024,899

Construction & Engineering (1.1%)
AECOM*	5,406	176,560
Aegion Corp.*	1,038	26,344
Ameresco, Inc., Class A*	628	8,572
Argan, Inc.	504	21,672
EMCOR Group, Inc.	476	35,752
Fluor Corp.	4,793	278,473
Granite Construction, Inc.	320	14,624
Great Lakes Dredge & Dock Corp.(x)*	1,932	11,978
IES Holdings, Inc.*	354	6,903
Infrastructure and Energy Alternatives, Inc.*	586	6,153
Jacobs Engineering Group, Inc.	14,829	1,134,419
KBR, Inc.	4,723	99,797
Northwest Pipe Co.*	354	6,992
Orion Group Holdings, Inc.*	553	4,175
Primoris Services Corp.	452	11,219
Quanta Services, Inc.*	3,589	119,801
Sterling Construction Co., Inc.*	773	11,069
Tutor Perini Corp.*	1,179	22,165
Valmont Industries, Inc.	741	102,629
Willscot Corp.(x)*	334	5,728

		2,105,025

Electrical Equipment (0.8%)
Acuity Brands, Inc.	1,361	213,949
AZZ, Inc.	610	30,805
Babcock & Wilcox Enterprises, Inc.(x)*	1,107	1,140
Encore Wire Corp.	665	33,317
EnerSys	2,100	182,973
Enphase Energy, Inc.(x)*	2,993	14,516
FuelCell Energy, Inc.(x)*	2,735	2,926
GrafTech International Ltd.	2,147	41,888
Hubbell, Inc.	2,146	286,641
nVent Electric plc	5,495	149,244
Powell Industries, Inc.	345	12,510
Preformed Line Products Co.	127	8,926
Regal Beloit Corp.	1,465	120,789
Sensata Technologies Holding plc*	7,164	354,977
Sunrun, Inc.*	3,300	41,052
Thermon Group Holdings, Inc.*	788	20,315
Vicor Corp.*	86	3,956
Vivint Solar, Inc.(x)*	1,022	5,314

		1,525,238

Industrial Conglomerates (0.1%)
Carlisle Cos., Inc.	1,995	242,991

Machinery (3.6%)
Actuant Corp., Class A	1,075	29,993
AGCO Corp.	2,244	136,413
Alamo Group, Inc.	43	3,939
Altra Industrial Motion Corp.(x)	487	20,113
American Railcar Industries, Inc.	254	11,709
Astec Industries, Inc.	412	20,769
Barnes Group, Inc.	1,405	99,797
Blue Bird Corp.*	228	5,586
Briggs & Stratton Corp.	1,334	25,653
Chart Industries, Inc.*	603	47,233
CIRCOR International, Inc.	569	27,028
Colfax Corp.*	26,096	941,021
Columbus McKinnon Corp.	295	11,664
Crane Co.	7,930	779,915

See Notes to Portfolio of Investments.

10

EQ ADVISORS TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Donaldson Co., Inc.	299	$17,420
Eastern Co. (The)	221	6,276
EnPro Industries, Inc.	646	47,113
ESCO Technologies, Inc.	877	59,680
Federal Signal Corp.	108	2,892
Flowserve Corp.	4,469	244,410
Franklin Electric Co., Inc.	107	5,056
FreightCar America, Inc.*	444	7,135
Gardner Denver Holdings, Inc.*	2,490	70,567
Gates Industrial Corp. plc*	1,532	29,874
Gencor Industries, Inc.*	304	3,663
Global Brass & Copper Holdings, Inc.	48	1,771
Gorman-Rupp Co. (The)	476	17,374
Graham Corp.	362	10,198
Greenbrier Cos., Inc. (The)	1,098	65,990
Hurco Cos., Inc.	234	10,553
Hyster-Yale Materials Handling, Inc.	356	21,905
IDEX Corp.	161	24,256
ITT, Inc.	2,979	182,494
Kennametal, Inc.	1,080	47,045
LB Foster Co., Class A*	308	6,329
Lydall, Inc.*	492	21,205
Manitowoc Co., Inc. (The)*	1,202	28,836
Middleby Corp. (The)(x)*	794	102,704
Milacron Holdings Corp.*	2,139	43,315
Miller Industries, Inc.	376	10,114
Mueller Water Products, Inc., Class A	2,234	25,713
Navistar International Corp.*	1,619	62,332
NN, Inc.	940	14,664
Nordson Corp.	132	18,335
Oshkosh Corp.	2,473	176,177
Parker-Hannifin Corp.	1,841	338,615
Park-Ohio Holdings Corp.	349	13,384
Pentair plc	5,354	232,096
REV Group, Inc.(x)	845	13,267
Rexnord Corp.*	21,460	660,967
Snap-on, Inc.	1,917	351,961
SPX Corp.*	265	8,827
SPX FLOW, Inc.*	10,259	533,467
Standex International Corp.	101	10,529
Terex Corp.	2,226	88,840
Timken Co. (The)	2,399	119,590
Titan International, Inc.	1,909	14,165
TriMas Corp.*	1,509	45,874
Trinity Industries, Inc.	4,961	181,771
Twin Disc, Inc.*	328	7,557
Wabash National Corp.	1,343	24,483
Wabtec Corp.	1,880	197,174
Watts Water Technologies, Inc., Class A	380	31,540

		6,420,336

Marine (0.8%)
Costamare, Inc.	1,399	9,080
Eagle Bulk Shipping, Inc.*	1,526	8,576
Genco Shipping & Trading Ltd.*	274	3,836
Kirby Corp.*	16,362	1,345,774
Matson, Inc.	816	32,346
Safe Bulkers, Inc.*	1,827	5,262
Scorpio Bulkers, Inc.	2,178	15,791

		1,420,665

Professional Services (0.5%)
Acacia Research Corp.*	1,788	5,722
CBIZ, Inc.*	1,693	40,124
CRA International, Inc.	191	9,592
Dun & Bradstreet Corp. (The)	709	101,040
FTI Consulting, Inc.*	1,307	95,659
GP Strategies Corp.*	405	6,824
Huron Consulting Group, Inc.*	733	36,210
ICF International, Inc.	556	41,950
InnerWorkings, Inc.*	1,372	10,866
Kelly Services, Inc., Class A	1,109	26,649
ManpowerGroup, Inc.	2,202	189,284
Mistras Group, Inc.*	131	2,839
Navigant Consulting, Inc.	1,553	35,812
Resources Connection, Inc.	699	11,603
Robert Half International, Inc.	4,779	336,347
TrueBlue, Inc.*	1,250	32,563

		983,084

Road & Rail (0.7%)
AMERCO	245	87,379
ArcBest Corp.	740	35,927
Avis Budget Group, Inc.*	5,452	175,228
Covenant Transportation Group, Inc., Class A*	454	13,193
Daseke, Inc.*	1,403	11,252
Genesee & Wyoming, Inc., Class A*	1,587	144,401
Hertz Global Holdings, Inc.*	1,792	29,263
Knight-Swift Transportation Holdings, Inc.	4,401	151,746
Marten Transport Ltd.	742	15,619
Old Dominion Freight Line, Inc.	2,702	435,726
Ryder System, Inc.	1,773	129,553
Schneider National, Inc., Class B	1,384	34,572
US Xpress Enterprises, Inc., Class A*	265	3,657
Werner Enterprises, Inc.	925	32,699
YRC Worldwide, Inc.*	982	8,818

		1,309,033

Trading Companies & Distributors (0.8%)
Air Lease Corp.	3,057	140,255
Aircastle Ltd.	15,481	339,190
Beacon Roofing Supply, Inc.*	621	22,474
BMC Stock Holdings, Inc.*	2,272	42,373
CAI International, Inc.*	344	7,867
DXP Enterprises, Inc.*	146	5,850
Foundation Building Materials, Inc.*	358	4,464
GATX Corp.	1,262	109,277
H&E Equipment Services, Inc.	236	8,916
HD Supply Holdings, Inc.*	4,446	190,244
Lawson Products, Inc.*	56	1,898
MRC Global, Inc.*	1,351	25,358
MSC Industrial Direct Co., Inc., Class A	860	75,775
Nexeo Solutions, Inc.*	1,028	12,593
NOW, Inc.*	3,631	60,093
Rush Enterprises, Inc., Class A	569	22,367
Rush Enterprises, Inc., Class B	111	4,428
Systemax, Inc.	92	3,030
Textainer Group Holdings Ltd.*	972	12,442
Titan Machinery, Inc.*	689	10,669
Triton International Ltd.	1,714	57,025
Univar, Inc.*	3,294	100,994
Veritiv Corp.*	410	14,924
Watsco, Inc.	221	39,360
WESCO International, Inc.*	1,569	96,415
Willis Lease Finance Corp.*	103	3,555

		1,411,836

Transportation Infrastructure (0.1%)
Macquarie Infrastructure Corp.(x)	2,707	124,874

Total Industrials		23,880,567

See Notes to Portfolio of Investments.

11

EQ ADVISORS TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Information Technology (11.0%)
Communications Equipment (1.4%)
Acacia Communications, Inc.*	816	$33,758
ADTRAN, Inc.	1,562	27,569
Applied Optoelectronics, Inc.(x)*	153	3,773
ARRIS International plc*	5,751	149,468
Calix, Inc.*	726	5,881
Casa Systems, Inc.*	158	2,331
Ciena Corp.*	4,852	151,576
CommScope Holding Co., Inc.*	16,196	498,189
Comtech Telecommunications Corp.	742	26,912
DASAN Zhone Solutions, Inc.*	54	766
Digi International, Inc.*	963	12,952
EchoStar Corp., Class A*	1,655	76,742
Finisar Corp.*	3,993	76,067
Harmonic, Inc.*	2,824	15,532
Infinera Corp.*	5,331	38,916
InterDigital, Inc.	665	53,200
Juniper Networks, Inc.	20,214	605,815
KVH Industries, Inc.*	522	6,838
NETGEAR, Inc.*	840	52,794
NetScout Systems, Inc.*	2,587	65,322
Oclaro, Inc.*	5,852	52,317
Plantronics, Inc.	7,120	429,336
Ribbon Communications, Inc.*	1,848	12,622
ViaSat, Inc.(x)*	1,893	121,057
Viavi Solutions, Inc.*	4,827	54,738

		2,574,471

Electronic Equipment, Instruments & Components (3.5%)
Amphenol Corp., Class A	5,189	487,870
Anixter International, Inc.*	1,015	71,355
Arrow Electronics, Inc.*	2,950	217,474
Avnet, Inc.	15,374	688,293
AVX Corp.	1,671	30,162
Bel Fuse, Inc., Class B	301	7,977
Belden, Inc.	6,154	439,457
Benchmark Electronics, Inc.	1,649	38,587
Coherent, Inc.*	223	38,398
Control4 Corp.*	524	17,989
CTS Corp.	1,062	36,427
Daktronics, Inc.	1,192	9,345
Dolby Laboratories, Inc., Class A	2,110	147,637
Electro Scientific Industries, Inc.*	1,179	20,574
Fabrinet*	1,253	57,964
FARO Technologies, Inc.*	31	1,995
Fitbit, Inc., Class A(x)*	5,617	30,051
FLIR Systems, Inc.	17,215	1,058,205
Insight Enterprises, Inc.*	738	39,918
Jabil, Inc.	5,588	151,323
KEMET Corp.*	1,936	35,913
Keysight Technologies, Inc.*	9,145	606,130
Kimball Electronics, Inc.*	801	15,740
Knowles Corp.*	2,932	48,730
Littelfuse, Inc.	2,586	511,743
Maxwell Technologies, Inc.(x)*	1,457	5,085
Methode Electronics, Inc.	655	23,711
MTS Systems Corp.	611	33,452
National Instruments Corp.	725	35,039
OSI Systems, Inc.*	363	27,701
Park Electrochemical Corp.	249	4,853
PC Connection, Inc.	396	15,400
Plexus Corp.*	1,041	60,909
Rogers Corp.*	301	44,343
Sanmina Corp.*	22,776	628,617
ScanSource, Inc.*	804	32,080
SYNNEX Corp.	1,008	85,378
Tech Data Corp.*	1,331	95,260
Trimble, Inc.*	8,499	369,367
TTM Technologies, Inc.*	3,254	51,771
Vishay Intertechnology, Inc.	4,434	90,232
Vishay Precision Group, Inc.*	86	3,216

		6,415,671

IT Services (3.9%)
Acxiom Holdings, Inc.*	10,668	527,106
Amdocs Ltd.	12,089	797,632
Booz Allen Hamilton Holding Corp.	18,899	937,957
Broadridge Financial Solutions, Inc.	1,778	234,607
CACI International, Inc., Class A*	834	153,581
Cardtronics plc, Class A*	263	8,321
Conduent, Inc.*	62,339	1,403,875
Convergys Corp.	3,127	74,235
CoreLogic, Inc.*	1,068	52,770
CSG Systems International, Inc.	218	8,751
Euronet Worldwide, Inc.*	857	85,889
Evertec, Inc.	430	10,363
Fidelity National Information Services, Inc.	6,287	685,723
Genpact Ltd.	3,315	101,472
Information Services Group, Inc.*	621	2,968
Leidos Holdings, Inc.	4,888	338,054
ManTech International Corp., Class A	898	56,843
MoneyGram International, Inc.*	975	5,216
Perficient, Inc.*	723	19,268
Perspecta, Inc.	4,995	128,471
Presidio, Inc.*	1,095	16,699
Sabre Corp.	1,618	42,197
Sykes Enterprises, Inc.*	1,342	40,918
Syntel, Inc.*	99	4,057
Teradata Corp.*	1,235	46,572
Travelport Worldwide Ltd.	3,432	57,898
Unisys Corp.(x)*	471	9,608
Web.com Group, Inc.*	160	4,464
Worldpay, Inc.*	12,326	1,248,255

		7,103,770

Semiconductors & Semiconductor Equipment (1.0%)
Alpha & Omega Semiconductor Ltd.*	730	8,490
Ambarella, Inc.(x)*	713	27,579
Amkor Technology, Inc.*	3,587	26,508
Axcelis Technologies, Inc.*	1,094	21,497
AXT, Inc.*	1,323	9,459
CEVA, Inc.*	119	3,421
Cirrus Logic, Inc.*	1,926	74,344
Cohu, Inc.	846	21,235
Cree, Inc.*	3,410	129,137
Cypress Semiconductor Corp.	3,866	56,018
Diodes, Inc.*	1,040	34,622
Entegris, Inc.	13,052	377,854
First Solar, Inc.*	2,796	135,382
FormFactor, Inc.*	2,316	31,845
Kopin Corp.*	201	486
MACOM Technology Solutions Holdings, Inc.(x)*	11,673	240,464
Marvell Technology Group Ltd.	13,554	261,592
NeoPhotonics Corp.(x)*	1,276	10,591
NVE Corp.	16	1,694
PDF Solutions, Inc.*	858	7,748
Photronics, Inc.*	2,180	21,473
Rambus, Inc.*	3,678	40,127
Semtech Corp.*	178	9,897
SunPower Corp.(x)*	1,402	10,235
Synaptics, Inc.*	1,093	49,863
Teradyne, Inc.	5,332	197,177

See Notes to Portfolio of Investments.

12

EQ ADVISORS TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Ultra Clean Holdings, Inc.*	1,328	$16,666
Veeco Instruments, Inc.*	1,728	17,712
Xcerra Corp.*	299	4,267
Xperi Corp.	1,330	19,751

		1,867,134

Software (1.0%)
ACI Worldwide, Inc.*	217	6,106
Agilysys, Inc.*	283	4,613
American Software, Inc., Class A	452	5,483
Aspen Technology, Inc.*	132	15,036
Avaya Holdings Corp.*	3,632	80,412
Digimarc Corp.*	28	881
FireEye, Inc.(x)*	41,555	706,434
LogMeIn, Inc.	610	54,351
MicroStrategy, Inc., Class A*	330	46,405
Monotype Imaging Holdings, Inc.	829	16,746
NextGen Healthcare Information Systems LLC*	595	11,948
Nuance Communications, Inc.*	9,744	168,766
Pluralsight, Inc., Class A*	164	5,248
SecureWorks Corp., Class A*	286	4,190
SS&C Technologies Holdings, Inc.	531	30,177
Telaria, Inc.*	978	3,707
Telenav, Inc.*	588	2,969
TiVo Corp.	4,140	51,543
Ultimate Software Group, Inc. (The)*	1,524	491,017
Verint Systems, Inc.*	2,129	106,663

		1,812,695

Technology Hardware, Storage & Peripherals (0.2%)
3D Systems Corp.(x)*	3,611	68,248
Avid Technology, Inc.*	530	3,143
Cray, Inc.*	1,164	25,026
Diebold Nixdorf, Inc.(x)	2,647	11,912
Electronics For Imaging, Inc.*	1,549	52,790
NCR Corp.*	730	20,739
Stratasys Ltd.(x)*	1,753	40,512
Xerox Corp.	7,590	204,778

		427,148

Total Information Technology		20,200,889

Materials (6.2%)
Chemicals (2.8%)
AdvanSix, Inc.*	692	23,493
AgroFresh Solutions, Inc.*	1,221	7,607
American Vanguard Corp.	1,039	18,702
Ashland Global Holdings, Inc.	10,367	869,376
Axalta Coating Systems Ltd.*	40,938	1,193,751
Cabot Corp.	2,059	129,140
CF Industries Holdings, Inc.	7,971	433,941
Flotek Industries, Inc.*	1,736	4,166
FutureFuel Corp.	979	18,151
Hawkins, Inc.	313	12,974
HB Fuller Co.	459	23,717
Huntsman Corp.	7,424	202,156
Innophos Holdings, Inc.	579	25,708
Innospec, Inc.	798	61,247
Intrepid Potash, Inc.*	2,932	10,526
KMG Chemicals, Inc.	50	3,778
Koppers Holdings, Inc.*	199	6,199
Kraton Corp.*	86	4,055
LSB Industries, Inc.*	764	7,472
Minerals Technologies, Inc.	1,161	78,484
NewMarket Corp.	17	6,894
Olin Corp.	5,673	145,683
Platform Specialty Products Corp.*	3,894	48,558
PolyOne Corp.	146	6,383
PQ Group Holdings, Inc.*	1,273	22,239
Rayonier Advanced Materials, Inc.	1,778	32,769
RPM International, Inc.	9,023	585,954
Scotts Miracle-Gro Co. (The)	716	56,371
Sensient Technologies Corp.	700	53,557
Stepan Co.	706	61,429
Trecora Resources*	820	11,480
Tredegar Corp.	852	18,446
Trinseo SA	429	33,591
Tronox Ltd., Class A	1,755	20,972
Valhi, Inc.	768	1,751
Valvoline, Inc.	40,806	877,736
WR Grace & Co.	595	42,519

		5,160,975

Construction Materials (0.1%)
Eagle Materials, Inc.	2,230	190,085
United States Lime & Minerals, Inc.	58	4,579

		194,664

Containers & Packaging (1.6%)
AptarGroup, Inc.	8,618	928,503
Ardagh Group SA	639	10,665
Bemis Co., Inc.	3,093	150,320
Berry Global Group, Inc.*	16,549	800,806
Graphic Packaging Holding Co.	8,747	122,545
Greif, Inc., Class A	819	43,947
Greif, Inc., Class B	175	10,089
Owens-Illinois, Inc.*	5,378	101,053
Sealed Air Corp.	2,430	97,565
Silgan Holdings, Inc.	1,796	49,929
Sonoco Products Co.	3,368	186,924
UFP Technologies, Inc.*	221	8,122
WestRock Co.	7,148	381,989

		2,892,457

Metals & Mining (1.5%)
AK Steel Holding Corp.(x)*	10,746	52,655
Alcoa Corp.*	6,398	258,479
Allegheny Technologies, Inc.*	4,374	129,252
Carpenter Technology Corp.	1,561	92,021
Century Aluminum Co.*	1,753	20,983
Cleveland-Cliffs, Inc.*	8,438	106,825
Coeur Mining, Inc.*	5,342	28,473
Commercial Metals Co.	21,818	447,705
Compass Minerals International, Inc.	108	7,258
Gold Resource Corp.	245	1,259
Haynes International, Inc.	458	16,259
Hecla Mining Co.	13,793	38,482
Kaiser Aluminum Corp.	279	30,428
Materion Corp.	682	41,261
Olympic Steel, Inc.	327	6,824
Ramaco Resources, Inc.(x)*	204	1,522
Reliance Steel & Aluminum Co.	9,261	789,871
Royal Gold, Inc.	1,300	100,178
Schnitzer Steel Industries, Inc., Class A	890	24,075
Steel Dynamics, Inc.	6,603	298,390
SunCoke Energy, Inc.*	2,160	25,099
Synalloy Corp.(x)	273	6,238
Tahoe Resources, Inc.*	5,750	16,043
TimkenSteel Corp.*	1,241	18,454
United States Steel Corp.	6,030	183,794
Universal Stainless & Alloy Products, Inc.*	235	5,995
Warrior Met Coal, Inc.	1,459	39,451
Worthington Industries, Inc.	123	5,333

		2,792,607

Paper & Forest Products (0.2%)
Boise Cascade Co.	82	3,018

See Notes to Portfolio of Investments.

13

EQ ADVISORS TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Clearwater Paper Corp.*	604	$17,939
Domtar Corp.	2,185	113,991
Louisiana-Pacific Corp.	4,148	109,881
Neenah, Inc.	104	8,975
PH Glatfelter Co.	1,429	27,308
Schweitzer-Mauduit International, Inc.	843	32,295
Verso Corp., Class A*	1,149	38,687

		352,094

Total Materials		11,392,797

Real Estate (10.1%)
Equity Real Estate Investment Trusts (REITs) (9.6%)
Acadia Realty Trust (REIT)	2,685	75,261
Agree Realty Corp. (REIT)	1,057	56,148
Alexander & Baldwin, Inc. (REIT)	2,379	53,980
Alexandria Real Estate Equities, Inc. (REIT)	4,714	592,973
American Assets Trust, Inc. (REIT)	1,323	49,335
American Campus Communities, Inc. (REIT)	28,501	1,173,100
American Homes 4 Rent (REIT), Class A	8,949	195,894
Apartment Investment & Management Co. (REIT), Class A	5,382	237,508
Apple Hospitality REIT, Inc. (REIT)	7,407	129,548
Armada Hoffler Properties, Inc. (REIT)	965	14,581
Ashford Hospitality Trust, Inc. (REIT)	2,842	18,160
Bluerock Residential Growth REIT, Inc. (REIT)	903	8,849
Braemar Hotels & Resorts, Inc. (REIT)	1,064	12,523
Brandywine Realty Trust (REIT)	5,900	92,748
Brixmor Property Group, Inc. (REIT)	10,320	180,703
BRT Apartments Corp. (REIT)	290	3,492
Camden Property Trust (REIT)	3,062	286,511
CareTrust REIT, Inc. (REIT)(x)	2,486	44,027
CatchMark Timber Trust, Inc. (REIT), Class A	1,584	18,105
CBL & Associates Properties, Inc. (REIT)(x)	5,647	22,532
Cedar Realty Trust, Inc. (REIT)	3,164	14,744
Chatham Lodging Trust (REIT)(x)	1,448	30,249
Chesapeake Lodging Trust (REIT)	1,945	62,376
City Office REIT, Inc. (REIT)	944	11,913
Colony Capital, Inc. (REIT)	15,555	94,730
Columbia Property Trust, Inc. (REIT)	3,989	94,300
Community Healthcare Trust, Inc. (REIT)	546	16,915
CoreCivic, Inc. (REIT)	4,143	100,799
CorEnergy Infrastructure Trust, Inc. (REIT)(x)	426	16,009
CorePoint Lodging, Inc. (REIT)	1,400	27,230
Corporate Office Properties Trust (REIT)	3,544	105,718
Cousins Properties, Inc. (REIT)	14,293	127,065
CubeSmart (REIT)	41,107	1,172,782
CyrusOne, Inc. (REIT)	3,534	224,056
DDR Corp. (REIT)	5,084	68,075
DiamondRock Hospitality Co. (REIT)	6,982	81,480
Douglas Emmett, Inc. (REIT)	5,524	208,365
Duke Realty Corp. (REIT)	12,214	346,510
Easterly Government Properties, Inc. (REIT)	1,434	27,777
Empire State Realty Trust, Inc. (REIT), Class A	4,575	75,991
EPR Properties (REIT)	2,528	172,940
Equity Commonwealth (REIT)*	4,007	128,585
Farmland Partners, Inc. (REIT)(x)	1,231	8,248
First Industrial Realty Trust, Inc. (REIT)	3,411	107,105
Forest City Realty Trust, Inc. (REIT), Class A	7,279	182,630
Four Corners Property Trust, Inc. (REIT)	710	18,240
Franklin Street Properties Corp. (REIT)	3,338	26,671
Front Yard Residential Corp. (REIT)	1,561	16,937
Gaming and Leisure Properties, Inc. (REIT)	4,427	156,052
GEO Group, Inc. (The) (REIT)	3,198	80,462
Getty Realty Corp. (REIT)	1,149	32,815
Gladstone Commercial Corp. (REIT)	938	17,963
Gladstone Land Corp. (REIT)(x)	406	5,010
Global Medical REIT, Inc. (REIT)	621	5,850
Global Net Lease, Inc. (REIT)	2,315	48,268
Government Properties Income Trust (REIT)	3,363	37,968
Gramercy Property Trust (REIT)	5,445	149,411
Healthcare Realty Trust, Inc. (REIT)	4,205	123,038
Healthcare Trust of America, Inc. (REIT), Class A	7,025	187,357
Hersha Hospitality Trust (REIT)	1,229	27,861
Highwoods Properties, Inc. (REIT)	8,490	401,236
Hospitality Properties Trust (REIT)	5,572	160,696
Hudson Pacific Properties, Inc. (REIT)	4,628	151,428
Independence Realty Trust, Inc. (REIT)	3,127	32,927
Industrial Logistics Properties Trust (REIT)(x)	689	15,854
InfraREIT, Inc. (REIT)(x)	1,593	33,692
Innovative Industrial Properties, Inc. (REIT)(x)	222	10,709
Investors Real Estate Trust (REIT)	4,306	25,750
Iron Mountain, Inc. (REIT)	9,739	336,190
iStar, Inc. (REIT)(x)	44,636	498,583
JBG SMITH Properties (REIT)	3,590	132,220
Jernigan Capital, Inc. (REIT)	477	9,201
Kilroy Realty Corp. (REIT)	3,322	238,154
Kimco Realty Corp. (REIT)	13,894	232,586
Kite Realty Group Trust (REIT)	2,848	47,419
Lamar Advertising Co. (REIT), Class A	266	20,695
LaSalle Hotel Properties (REIT)	3,756	129,920
Lexington Realty Trust (REIT)	7,445	61,794
Liberty Property Trust (REIT)	5,062	213,870
Life Storage, Inc. (REIT)	1,477	140,551
LTC Properties, Inc. (REIT)	1,362	60,078
Macerich Co. (The) (REIT)	4,655	257,375
Mack-Cali Realty Corp. (REIT)	3,156	67,097
MedEquities Realty Trust, Inc. (REIT)	746	7,251
Medical Properties Trust, Inc. (REIT)	12,495	186,300
Mid-America Apartment Communities, Inc. (REIT)	7,979	799,335
Monmouth Real Estate Investment Corp. (REIT)	2,307	38,573
National Health Investors, Inc. (REIT)	809	61,152

See Notes to Portfolio of Investments.

14

EQ ADVISORS TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
National Retail Properties, Inc. (REIT)	5,375	$240,908
National Storage Affiliates Trust (REIT)	1,549	39,407
New Senior Investment Group, Inc. (REIT)	2,589	15,275
NexPoint Residential Trust, Inc. (REIT)	503	16,700
NorthStar Realty Europe Corp. (REIT)	1,624	22,996
Omega Healthcare Investors, Inc. (REIT)(x)	6,153	201,634
One Liberty Properties, Inc. (REIT)	553	15,362
Outfront Media, Inc. (REIT)	4,665	93,067
Paramount Group, Inc. (REIT)	7,040	106,234
Park Hotels & Resorts, Inc. (REIT)	6,884	225,933
Pebblebrook Hotel Trust (REIT)(x)	11,808	429,456
Pennsylvania REIT (REIT)(x)	1,243	11,759
Physicians Realty Trust (REIT)	6,328	106,690
Piedmont Office Realty Trust, Inc. (REIT), Class A	4,162	78,787
PotlatchDeltic Corp. (REIT)	2,067	84,644
Preferred Apartment Communities, Inc. (REIT), Class A	1,393	24,489
PS Business Parks, Inc. (REIT)	218	27,706
QTS Realty Trust, Inc. (REIT), Class A	955	40,750
Ramco-Gershenson Properties Trust (REIT)	2,589	35,210
Rayonier, Inc. (REIT)	4,415	149,271
Regency Centers Corp. (REIT)	5,207	336,737
Retail Opportunity Investments Corp. (REIT)	3,857	72,010
Retail Properties of America, Inc. (REIT), Class A	7,556	92,108
Retail Value, Inc. (REIT)*	535	17,489
Rexford Industrial Realty, Inc. (REIT)	3,055	97,638
RLJ Lodging Trust (REIT)	5,897	129,911
Sabra Health Care REIT, Inc. (REIT)	6,030	139,414
Safety Income & Growth, Inc. (REIT)	292	5,469
Saul Centers, Inc. (REIT)	52	2,912
Select Income REIT (REIT)	2,066	45,328
Senior Housing Properties Trust (REIT)	8,053	141,411
Seritage Growth Properties (REIT), Class A(x)	1,123	53,331
Spirit MTA REIT (REIT)	1,355	15,610
Spirit Realty Capital, Inc. (REIT)	14,550	117,273
STAG Industrial, Inc. (REIT)	3,401	93,528
STORE Capital Corp. (REIT)	6,355	176,605
Summit Hotel Properties, Inc. (REIT)	3,550	48,032
Sun Communities, Inc. (REIT)	2,882	292,638
Sunstone Hotel Investors, Inc. (REIT)	7,871	128,770
Terreno Realty Corp. (REIT)	1,908	71,932
Tier REIT, Inc. (REIT)	1,767	42,585
UMH Properties, Inc. (REIT)	218	3,410
Uniti Group, Inc. (REIT)	5,605	112,941
Urban Edge Properties (REIT)	3,183	70,281
Urstadt Biddle Properties, Inc. (REIT), Class A	987	21,013
VEREIT, Inc. (REIT)	33,106	240,350
VICI Properties, Inc. (REIT)	12,666	273,839
Washington Prime Group, Inc. (REIT)	6,510	47,523
Washington REIT (REIT)	2,724	83,491
Weingarten Realty Investors (REIT)	4,073	121,212
Whitestone REIT (REIT)	1,446	20,070
WP Carey, Inc. (REIT)	3,641	234,153
Xenia Hotels & Resorts, Inc. (REIT)	3,750	88,875

		17,481,276

Real Estate Management & Development (0.5%)
Altisource Portfolio Solutions SA(x)*	324	10,443
Consolidated-Tomoka Land Co.	88	5,481
Cushman & Wakefield plc*	408	6,932
Essential Properties Realty Trust, Inc. (REIT)	990	14,048
Forestar Group, Inc.(x)*	371	7,865
FRP Holdings, Inc.*	193	11,985
Howard Hughes Corp. (The)*	782	97,140
Jones Lang LaSalle, Inc.	4,106	592,577
Kennedy-Wilson Holdings, Inc.	2,146	46,139
RE/MAX Holdings, Inc., Class A	633	28,074
Realogy Holdings Corp.(x)	4,170	86,069
St Joe Co. (The)*	1,294	21,739
Stratus Properties, Inc.*	208	6,365
Tejon Ranch Co.*	729	15,827
Transcontinental Realty Investors, Inc.*	82	2,615

		953,299

Total Real Estate		18,434,575

Utilities (5.1%)
Electric Utilities (1.1%)
ALLETE, Inc.	1,740	130,517
Alliant Energy Corp.	7,967	339,155
El Paso Electric Co.	1,347	77,048
Fortis, Inc.	7,404	240,038
Hawaiian Electric Industries, Inc.	3,672	130,686
IDACORP, Inc.	1,718	170,477
MGE Energy, Inc.	1,202	76,748
OGE Energy Corp.	6,795	246,794
Otter Tail Corp.	1,365	65,384
Pinnacle West Capital Corp.	3,820	302,468
PNM Resources, Inc.	2,670	105,332
Portland General Electric Co.	3,034	138,381

		2,023,028

Gas Utilities (1.6%)
Atmos Energy Corp.	3,732	350,473
Chesapeake Utilities Corp.	446	37,419
National Fuel Gas Co.	2,758	154,613
New Jersey Resources Corp.	2,733	125,991
Northwest Natural Gas Co.	986	65,963
ONE Gas, Inc.	1,769	145,553
RGC Resources, Inc.(x)	279	7,452
South Jersey Industries, Inc.	2,440	86,059
Southwest Gas Holdings, Inc.	1,678	132,612
Spire, Inc.	1,665	122,461
UGI Corp.	28,209	1,565,036

		2,793,632

Independent Power and Renewable Electricity Producers (0.5%)
Atlantic Power Corp.(x)*	3,566	7,845
Clearway Energy, Inc., Class A	1,152	21,934
Clearway Energy, Inc., Class C	2,341	45,064
NRG Energy, Inc.	10,365	387,652
Ormat Technologies, Inc.	1,385	74,942
Pattern Energy Group, Inc., Class A(x)	2,792	55,477
TerraForm Power, Inc., Class A	2,077	23,989
Vistra Energy Corp.*	14,045	349,440

		966,343

See Notes to Portfolio of Investments.

15

EQ ADVISORS TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Multi-Utilities (1.3%)
Avista Corp.	2,210	$111,738
Black Hills Corp.	1,802	104,678
CMS Energy Corp.	15,956	781,843
MDU Resources Group, Inc.	6,601	169,580
NiSource, Inc.	28,907	720,362
NorthWestern Corp.	1,647	96,613
SCANA Corp.	4,859	188,967
Unitil Corp.	448	22,803
Vectren Corp.	2,850	203,747

		2,400,331

Water Utilities (0.6%)
American States Water Co.	375	22,928
American Water Works Co., Inc.	8,365	735,868
Aqua America, Inc.	6,086	224,573
AquaVenture Holdings Ltd.*	455	8,222
Artesian Resources Corp., Class A	290	10,666
Cadiz, Inc.(x)*	838	9,344
California Water Service Group	1,524	65,380
Connecticut Water Service, Inc.	422	29,274
Consolidated Water Co. Ltd.	499	6,911
Middlesex Water Co.	67	3,244
SJW Group	207	12,658
York Water Co. (The)	79	2,402

		1,131,470

Total Utilities		9,314,804

Total Common Stocks (96.5%) (Cost $138,064,713)		176,665,017

SHORT-TERM INVESTMENTS:
Investment Company (0.7%)
JPMorgan Prime Money Market Fund, IM Shares	1,271,451	1,271,832

	Principal Amount	Value (Note 1)
Repurchase Agreements (3.6%)
Citigroup Global Markets, Inc., 2.44%, dated 9/28/18, due 10/5/18, repurchase price $600,285, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 1.625%-2.250%, maturing 11/30/19-11/15/27; total market value $632,572.(xx)	$600,000	600,000
Deutsche Bank Securities, Inc., 2.26%, dated 9/28/18, due 10/1/18, repurchase price $2,190,305, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 5/15/19-8/15/47; total market value $2,233,691.(xx)	2,189,893	2,189,893
ING Bank NV, 2.42%, dated 9/28/18, due 10/1/18, repurchase price $500,101, collateralized by various Common Stocks; total market value $555,623.(xx)	500,000	500,000
Natwest Markets Securities, Inc., 2.14%, dated 9/25/18, due 10/2/18, repurchase price $1,000,238, collateralized by various U.S. Government Treasury Securities, ranging from 1.375%-2.125%, maturing 10/31/20-11/15/26; total market value $1,020,364.(xx)	1,000,000	1,000,000
Natwest Markets Securities, Inc., 2.19%, dated 9/28/18, due 10/5/18, repurchase price $1,000,426, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-3.375%, maturing 2/15/19-5/15/44; total market value $1,020,187.(xx)	1,000,000	1,000,000
Natwest Markets Securities, Inc., 2.25%, dated 9/28/18, due 10/1/18, repurchase price $50,009, collateralized by various U.S. Government Treasury Securities, ranging from 1.375%-2.875%, maturing 5/31/19-11/15/26; total market value $51,010.(xx)	50,000	50,000
NBC Global Finance Ltd., 2.34%, dated 9/28/18, due 10/1/18, repurchase price $1,300,254, collateralized by various Common Stocks; total market value $1,446,452.(xx)	1,300,000	1,300,000

Total Repurchase Agreements		6,639,893

Total Short-Term Investments (4.3%) (Cost $7,911,709)		7,911,725

Total Investments in Securities (100.8%) (Cost $145,976,422)		184,576,742
Other Assets Less Liabilities (-0.8%)		(1,434,714)

Net Assets (100%)		$183,142,028

See Notes to Portfolio of Investments.

16

EQ ADVISORS TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

*	Non-income producing.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

(x)	All or a portion of security is on loan at September 30, 2018.

(xx)

At September 30, 2018, the Portfolio had loaned securities with a total value of $6,865,954. This was secured by cash collateral of $6,639,893 which was subsequently invested in joint repurchase agreements with a total value of $6,639,893, for which the Portfolio has a proportionate interest as reported in the Portfolio of Investments as Repurchase Agreements, and $404,911 collateralized by various U.S. Government Treasury Securities, ranging from 0.000% - 8.750%, maturing 10/4/18-2/15/48.

Glossary:

CVR — Contingent Value Right

USD — United States Dollar

See Notes to Portfolio of Investments.

17

EQ ADVISORS TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

Investments in companies which were affiliates for nine months ended September 30, 2018, were as follows:

Security Description	Shares at September 30, 2018	Market Value December 31, 2017 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value September 30, 2018 ($)	Dividend/Interest Income ($)	Capital Gain Distributions ($)
PennyMac Financial Services, Inc., Class A	302	6,750	—	—	—	(438)	6,312	121	—
PennyMac Mortgage Investment Trust (REIT)	2,116	41,958	—	(8,306)	361	8,815	42,828	1,989	—

Total		48,708	—	(8,306)	361	8,377	49,140	2,110	—

Futures contracts outstanding as of September 30, 2018 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Russell 2000 E-Mini Index	8	12/2018	USD	680,320	(5,197)
S&P Midcap 400 E-Mini Index	9	12/2018	USD	1,822,680	(19,179)

					(24,376)

See Notes to Portfolio of Investments.

18

EQ ADVISORS TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2018:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$5,071,491	$—	$—	$5,071,491
Consumer Discretionary	16,583,992	—	—	16,583,992
Consumer Staples	7,913,571	—	—	7,913,571
Energy	10,546,866	—	—	10,546,866
Financials	38,156,424	—	—	38,156,424
Health Care	15,169,041	—	—	15,169,041
Industrials	23,880,567	—	—	23,880,567
Information Technology	20,200,889	—	—	20,200,889
Materials	11,392,797	—	—	11,392,797
Real Estate	18,434,575	—	—	18,434,575
Utilities	9,314,804	—	—	9,314,804
Short-Term Investments
Investment Company	1,271,832	—	—	1,271,832
Repurchase Agreements	—	6,639,893	—	6,639,893

Total Assets	$177,936,849	$6,639,893	$—	$184,576,742

Liabilities:
Futures	$(24,376)	$—	$—	$(24,376)

Total Liabilities	$(24,376)	$—	$—	$(24,376)

Total	$177,912,473	$6,639,893	$—	$184,552,366

There were no transfers between Levels 1, 2 or 3 during the nine months ended September 30, 2018.

As of September 30, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$48,501,359
Aggregate gross unrealized depreciation	(10,095,619)

Net unrealized appreciation	$38,405,740

Federal income tax cost of investments in securities and derivative instruments, if applicable	$146,146,626

See Notes to Financial Statements.

19

EQ ADVISORS TRUST

MULTIMANAGER TECHNOLOGY PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (10.2%)
Entertainment (1.7%)
Activision Blizzard, Inc.	72,895	$6,064,135
Electronic Arts, Inc.*	32,932	3,967,977
Nexon Co. Ltd.*	92,700	1,211,578
Pandora Media, Inc.(x)*	12,695	120,729
Spotify Technology SA*	3,184	575,763
Take-Two Interactive Software, Inc.*	72,275	9,973,227
Zynga, Inc., Class A*	37,198	149,164

		22,062,573

Interactive Media & Services (8.5%)
Alphabet, Inc., Class A*	31,963	38,581,897
Alphabet, Inc., Class C*	25,942	30,960,999
Baidu, Inc. (ADR)*	1,890	432,205
Cars.com, Inc.*	3,300	91,113
Facebook, Inc., Class A*	171,657	28,230,710
IAC/InterActiveCorp*	3,700	801,864
Match Group, Inc.(x)*	2,300	133,193
Tencent Holdings Ltd.	95,266	3,933,137
TrueCar, Inc.*	3,800	53,580
Twitter, Inc.*	34,304	976,292
Yandex NV, Class A*	45,821	1,507,053
Yelp, Inc.*	3,693	181,696
Zillow Group, Inc., Class A*	2,297	101,527
Zillow Group, Inc., Class C(x)*	5,489	242,889

		106,228,155

Total Communication Services		128,290,728

Consumer Discretionary (10.0%)
Automobiles (0.1%)
Tesla, Inc.(x)*	4,770	1,262,953

Internet & Direct Marketing Retail (9.9%)
Alibaba Group Holding Ltd. (ADR)*	24,415	4,022,615
Amazon.com, Inc.*	43,363	86,856,090
Booking Holdings, Inc.*	2,992	5,936,128
eBay, Inc.*	44,400	1,466,088
Etsy, Inc.*	28,839	1,481,748
Expedia Group, Inc.	15,043	1,962,811
Groupon, Inc.*	18,955	71,460
GrubHub, Inc.*	33,602	4,657,909
Liberty Expedia Holdings, Inc., Class A*	2,653	124,797
Netflix, Inc.*	45,816	17,141,140
Nutrisystem, Inc.	1,400	51,870
Qurate Retail, Inc., Class A*	21,400	475,294
Shutterfly, Inc.*	1,500	98,835
Shutterstock, Inc.	898	49,013
Stamps.com, Inc.*	800	180,960
TripAdvisor, Inc.*	4,976	254,124
Wayfair, Inc., Class A*	2,894	427,357

		125,258,239

Total Consumer Discretionary		126,521,192

Financials (0.0%)
Capital Markets (0.0%)
Blucora, Inc.*	2,200	88,550

Total Financials		88,550

Health Care (0.1%)
Health Care Technology (0.1%)
Veeva Systems, Inc., Class A*	5,965	649,410

Total Health Care		649,410

Industrials (0.7%)
Aerospace & Defense (0.2%)
Harris Corp.	12,432	2,103,619
Mercury Systems, Inc.*	6,342	350,839

		2,454,458

Electrical Equipment (0.2%)
Bloom Energy Corp., Class A(x)*	58,010	1,976,981

Machinery (0.0%)
FANUC Corp.	1,500	282,785

Professional Services (0.3%)
CoStar Group, Inc.*	961	404,427
Equifax, Inc.	15,125	1,974,871
TransUnion	25,800	1,898,364

		4,277,662

Total Industrials		8,991,886

Information Technology (58.4%)
Communications Equipment (2.9%)
Acacia Communications, Inc.(x)*	1,311	54,236
Arista Networks, Inc.*	34,372	9,138,140
ARRIS International plc*	8,213	213,456
Ciena Corp.*	6,800	212,432
Cisco Systems, Inc.	217,500	10,581,375
CommScope Holding Co., Inc.*	9,019	277,424
EchoStar Corp., Class A*	2,300	106,651
Extreme Networks, Inc.*	5,500	30,140
F5 Networks, Inc.*	2,900	578,318
Finisar Corp.(x)*	5,400	102,870
Infinera Corp.(x)*	7,000	51,100
InterDigital, Inc.	1,700	136,000
Juniper Networks, Inc.	16,500	494,505
Lumentum Holdings, Inc.(x)*	2,880	172,656
Motorola Solutions, Inc.	15,000	1,952,100
NETGEAR, Inc.*	1,400	87,990
NetScout Systems, Inc.*	3,500	88,375
Oclaro, Inc.*	8,000	71,520
Palo Alto Networks, Inc.*	55,211	12,436,830
Plantronics, Inc.	1,500	90,450
Ubiquiti Networks, Inc.(x)	1,053	104,100
ViaSat, Inc.(x)*	2,600	166,270
Viavi Solutions, Inc.*	10,200	115,668

		37,262,606

Electronic Equipment, Instruments & Components (1.8%)
Amphenol Corp., Class A	14,314	1,345,802
Anixter International, Inc.*	1,400	98,420
Arrow Electronics, Inc.*	4,100	302,252
Avnet, Inc.	5,600	250,712
AVX Corp.	2,300	41,515
Belden, Inc.(x)	2,000	142,820
Benchmark Electronics, Inc.	2,400	56,160
CDW Corp.	18,926	1,682,900
Celestica, Inc.*	6,219	67,352
Chroma ATE, Inc.	128,000	614,155
Cognex Corp.	30,070	1,678,507
Coherent, Inc.*	1,200	206,628
Corning, Inc.	38,400	1,355,520
Dolby Laboratories, Inc., Class A	3,063	214,318
Fabrinet*	1,600	74,016
Fitbit, Inc., Class A(x)*	9,737	52,093
Flex Ltd.*	214,672	2,816,498
FLIR Systems, Inc.	6,608	406,194
II-VI, Inc.*	2,700	127,710
Insight Enterprises, Inc.*	1,700	91,953
IPG Photonics Corp.*	8,305	1,296,161
Itron, Inc.*	10,637	682,895

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

MULTIMANAGER TECHNOLOGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Jabil, Inc.	7,100	$192,268
Keysight Technologies, Inc.*	8,991	595,923
Knowles Corp.*	4,124	68,541
Littelfuse, Inc.	1,200	237,468
Methode Electronics, Inc.	1,700	61,540
National Instruments Corp.	5,400	260,982
Novanta, Inc.*	1,600	109,440
OSI Systems, Inc.*	800	61,048
Plexus Corp.*	1,600	93,616
Rogers Corp.*	900	132,588
Samsung SDI Co. Ltd.	5,540	1,291,044
Sanmina Corp.*	3,193	88,127
Sunny Optical Technology Group Co. Ltd.	134,110	1,546,959
SYNNEX Corp.	1,400	118,580
TE Connectivity Ltd.	16,596	1,459,286
Tech Data Corp.*	1,800	128,826
Trimble, Inc.*	11,900	517,174
TTM Technologies, Inc.*	4,600	73,186
Vishay Intertechnology, Inc.	6,400	130,240
Yageo Corp.	39,160	588,689
Zebra Technologies Corp., Class A*	10,256	1,813,568

		23,173,674

IT Services (15.4%)
Accenture plc, Class A	38,257	6,511,341
Acxiom Holdings, Inc.*	3,700	182,817
Akamai Technologies, Inc.*	8,000	585,200
Alliance Data Systems Corp.	10,414	2,459,370
Automatic Data Processing, Inc.	20,900	3,148,794
Black Knight, Inc.*	6,751	350,714
Booz Allen Hamilton Holding Corp.	6,750	335,003
Broadridge Financial Solutions, Inc.	5,500	725,725
CACI International, Inc., Class A*	1,200	220,980
Capgemini SE	5,925	745,708
Cardtronics plc, Class A*	1,500	47,460
CGI Group, Inc., Class A*	12,000	773,760
Cognizant Technology Solutions Corp., Class A	27,700	2,137,055
Conduent, Inc.*	8,951	201,577
Convergys Corp.	4,300	102,082
CoreLogic, Inc.*	3,800	187,758
CSG Systems International, Inc.	1,700	68,238
DXC Technology Co.	126,770	11,855,530
Endurance International Group Holdings, Inc.*	3,014	26,523
EPAM Systems, Inc.*	2,399	330,342
Euronet Worldwide, Inc.*	2,400	240,528
Evertec, Inc.	3,083	74,300
ExlService Holdings, Inc.*	1,700	112,540
Fidelity National Information Services, Inc.	15,650	1,706,946
First Data Corp., Class A*	26,926	658,879
Fiserv, Inc.*	19,300	1,589,934
FleetCor Technologies, Inc.*	20,248	4,613,304
Gartner, Inc.*	4,300	681,550
Genpact Ltd.	83,260	2,548,589
Global Payments, Inc.	48,627	6,195,080
GoDaddy, Inc., Class A*	17,049	1,421,716
GTT Communications, Inc.(x)*	1,600	69,440
International Business Machines Corp.	43,421	6,565,689
Jack Henry & Associates, Inc.	3,700	592,296
Leidos Holdings, Inc.	7,225	499,681
ManTech International Corp., Class A	1,300	82,290
Mastercard, Inc., Class A	81,540	18,151,619
MAXIMUS, Inc.	3,100	201,686
MongoDB, Inc.(x)*	67,830	5,531,537
NIC, Inc.	3,100	45,880
Okta, Inc.*	172,270	12,120,917
Paychex, Inc.	15,300	1,126,845
PayPal Holdings, Inc.*	179,167	15,738,029
Perspecta, Inc.	58,253	1,498,267
Presidio, Inc.*	1,500	22,875
Sabre Corp.	11,815	308,135
Science Applications International Corp.	1,962	158,137
Shopify, Inc., Class A*	4,500	740,070
Square, Inc., Class A*	293,725	29,081,713
Sykes Enterprises, Inc.*	1,900	57,931
Syntel, Inc.*	1,900	77,862
Teradata Corp.*	5,695	214,758
Total System Services, Inc.	35,487	3,503,986
Travelport Worldwide Ltd.	6,210	104,763
TTEC Holdings, Inc.	500	12,950
Twilio, Inc., Class A*	124,080	10,705,622
VeriSign, Inc.*	5,100	816,612
Virtusa Corp.*	1,300	69,823
Visa, Inc., Class A	198,253	29,755,794
Web.com Group, Inc.*	2,322	64,784
Western Union Co. (The)	21,700	413,602
WEX, Inc.*	18,508	3,715,666
Worldpay, Inc.*	14,413	1,459,605

		194,348,207

Semiconductors & Semiconductor Equipment (10.5%)
Advanced Energy Industries, Inc.*	1,900	98,135
Advanced Micro Devices, Inc.*	447,723	13,830,164
Amkor Technology, Inc.*	5,900	43,601
Analog Devices, Inc.	17,685	1,635,155
Applied Materials, Inc.	46,700	1,804,955
ASML Holding NV (Registered) (NYRS)	2,515	472,870
ASPEED Technology, Inc.	15,500	309,665
Broadcom, Inc.	44,202	10,905,959
Brooks Automation, Inc.	3,400	119,102
Cabot Microelectronics Corp.	1,200	123,804
Cirrus Logic, Inc.*	2,700	104,220
Cree, Inc.(x)*	102,305	3,874,290
Cypress Semiconductor Corp.	17,225	249,590
Diodes, Inc.*	1,700	56,593
Entegris, Inc.	6,600	191,070
First Solar, Inc.*	3,800	183,996
FormFactor, Inc.*	44,918	617,623
Infineon Technologies AG	53,195	1,208,683
Inphi Corp.(x)*	1,979	75,162
Integrated Device Technology, Inc.*	6,200	291,462
Intel Corp.	256,455	12,127,758
KLA-Tencor Corp.	42,467	4,319,319
Kulicke & Soffa Industries, Inc.	26,625	634,740
Lam Research Corp.	7,496	1,137,143
MACOM Technology Solutions Holdings, Inc.(x)*	1,869	38,501
Marvell Technology Group Ltd.	201,026	3,879,802
Maxim Integrated Products, Inc.	13,300	749,987
MaxLinear, Inc.*	2,800	55,664
Microchip Technology, Inc.(x)	103,397	8,159,057
Micron Technology, Inc.*	207,575	9,388,617
MKS Instruments, Inc.	2,600	208,390
Monolithic Power Systems, Inc.	1,800	225,954
NVIDIA Corp.	74,242	20,863,488
ON Semiconductor Corp.*	51,246	944,464
Power Integrations, Inc.	1,400	88,480
Qorvo, Inc.*	5,981	459,879
QUALCOMM, Inc.	125,649	9,050,497

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

MULTIMANAGER TECHNOLOGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Rambus, Inc.*	5,100	$55,641
Semtech Corp.*	3,200	177,920
Silicon Laboratories, Inc.*	2,000	183,600
Sino-American Silicon Products, Inc.*	449,000	1,152,903
SK Hynix, Inc.	4,586	302,219
Skyworks Solutions, Inc.	8,500	771,035
SolarEdge Technologies, Inc.(x)*	2,000	75,300
SunPower Corp.(x)*	2,954	21,564
Synaptics, Inc.*	1,700	77,554
Taiwan Semiconductor Manufacturing Co. Ltd.	327,000	2,811,303
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	117,315	5,180,630
Teradyne, Inc.	83,915	3,103,177
Texas Instruments, Inc.	73,472	7,882,811
Tokyo Electron Ltd.	5,900	810,588
Universal Display Corp.(x)	2,000	235,800
Veeco Instruments, Inc.*	2,200	22,550
Versum Materials, Inc.	5,132	184,803
Xilinx, Inc.	12,100	970,057
Xperi Corp.	2,300	34,155

		132,581,449

Software (19.3%)
2U, Inc.*	2,684	201,810
8x8, Inc.*	4,400	93,500
ACI Worldwide, Inc.*	5,400	151,956
Adobe Systems, Inc.*	34,905	9,422,605
Alarm.com Holdings, Inc.*	1,700	97,580
ANSYS, Inc.*	4,000	746,720
Apptio, Inc., Class A*	1,500	55,440
Aspen Technology, Inc.*	8,399	956,730
Atlassian Corp. plc, Class A*	33,915	3,260,588
Autodesk, Inc.*	19,515	3,046,487
Avaya Holdings Corp.*	4,900	108,486
AVEVA Group plc	26,910	1,015,056
Blackbaud, Inc.(x)	2,300	233,404
BlackBerry Ltd.*	22,503	256,084
Blackline, Inc.*	1,800	101,646
Bottomline Technologies DE, Inc.*	1,700	123,607
Box, Inc., Class A*	6,300	150,633
CA, Inc.	15,000	662,250
Cadence Design Systems, Inc.*	13,500	611,820
CDK Global, Inc.	6,163	385,557
Cision Ltd.*	2,600	43,680
Citrix Systems, Inc.*	6,100	678,076
Cloudera, Inc.*	5,600	98,840
CommVault Systems, Inc.*	1,900	133,000
Cornerstone OnDemand, Inc.*	2,592	147,096
Coupa Software, Inc.*	2,400	189,840
Dell Technologies, Inc., Class V*	9,536	926,136
Dropbox, Inc., Class A*	780	20,927
Ebix, Inc.(x)	1,100	87,065
Ellie Mae, Inc.*	1,585	150,210
Envestnet, Inc.*	2,200	134,090
Fair Isaac Corp.*	1,400	319,970
FireEye, Inc.(x)*	9,340	158,780
Five9, Inc.*	2,600	113,594
Fortinet, Inc.*	6,900	636,663
Guidewire Software, Inc.*	22,255	2,247,978
Hortonworks, Inc.*	3,500	79,835
HubSpot, Inc.*	7,612	1,149,031
Imperva, Inc.*	1,457	67,678
Instructure, Inc.*	1,400	49,560
Intuit, Inc.	14,615	3,323,451
j2 Global, Inc.	2,292	189,892
LogMeIn, Inc.	2,440	217,404
Manhattan Associates, Inc.*	3,100	169,260
Microsoft Corp.	631,550	72,230,373
MicroStrategy, Inc., Class A*	400	56,248
MINDBODY, Inc., Class A*	1,400	56,910
New Relic, Inc.*	11,620	1,094,953
Nuance Communications, Inc.*	13,700	237,284
Nutanix, Inc., Class A*	71,450	3,052,344
Open Text Corp.	12,736	484,477
Oracle Corp.	205,495	10,595,322
Paycom Software, Inc.(x)*	121,763	18,923,188
Paylocity Holding Corp.*	1,478	118,713
Pegasystems, Inc.	1,700	106,420
Progress Software Corp.	2,104	74,250
Proofpoint, Inc.*	63,694	6,772,583
PTC, Inc.*	4,962	526,915
Q2 Holdings, Inc.*	1,700	102,935
Qualys, Inc.*	1,500	133,650
Rapid7, Inc.*	1,900	70,148
RealPage, Inc.*	34,115	2,248,179
Red Hat, Inc.*	8,500	1,158,380
RingCentral, Inc., Class A*	134,305	12,497,080
SailPoint Technologies Holding, Inc.*	3,100	105,462
salesforce.com, Inc.*	152,588	24,266,070
ServiceNow, Inc.*	118,816	23,243,974
Snap, Inc., Class A(x)*	32,600	276,448
Sophos Group plc(m)	168,260	1,070,233
Splunk, Inc.*	6,930	837,906
SS&C Technologies Holdings, Inc.	9,800	556,934
Symantec Corp.	29,700	632,016
Synopsys, Inc.*	7,100	700,131
Tableau Software, Inc., Class A*	61,724	6,897,040
Temenos Group AG (Registered)*	11,565	1,876,042
TiVo Corp.	5,969	74,314
Trade Desk, Inc. (The), Class A(x)*	1,700	256,547
Tyler Technologies, Inc.*	1,800	441,108
Ultimate Software Group, Inc. (The)*	1,489	479,741
Varonis Systems, Inc.*	1,400	102,550
Verint Systems, Inc.*	3,069	153,757
VMware, Inc., Class A*	3,500	546,210
Workday, Inc., Class A*	96,906	14,146,338
Yext, Inc.*	3,100	73,470
Zendesk, Inc.*	21,561	1,530,831
Zscaler, Inc.(x)*	44,405	1,810,836

		243,632,325

Technology Hardware, Storage & Peripherals (8.5%)
3D Systems Corp.(x)*	5,400	102,060
Apple, Inc.	317,129	71,588,700
Catcher Technology Co. Ltd.	54,000	594,242
Cray, Inc.*	1,600	34,400
Diebold Nixdorf, Inc.(x)	3,600	16,200
Electronics For Imaging, Inc.*	2,100	71,568
Hewlett Packard Enterprise Co.	70,332	1,147,115
HP, Inc.	75,047	1,933,961
NCR Corp.*	5,600	159,096
NetApp, Inc.	324,503	27,871,563
Pure Storage, Inc., Class A*	78,155	2,028,122
Seagate Technology plc	12,505	592,112
Western Digital Corp.	13,751	804,984
Xerox Corp.	10,563	284,990

		107,229,113

Total Information Technology		738,227,374

Total Common Stocks (79.4%) (Cost $476,861,688)		1,002,769,140

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

MULTIMANAGER TECHNOLOGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
EXCHANGE TRADED FUNDS (ETF):
Equity (19.1%)
iShares North American Tech ETF(x)‡	382,350	$80,058,622
Technology Select Sector SPDR Fund	1,080,400	81,386,532
Vanguard Information Technology ETF(x)	396,900	80,396,064

Total Exchange Traded Funds (19.1%) (Cost $66,178,969)		241,841,218

SHORT-TERM INVESTMENTS:
Investment Company (0.4%)
JPMorgan Prime Money Market Fund, IM Shares	5,599,543	5,601,223

	Principal Amount	Value (Note 1)
Repurchase Agreements (2.2%)
Citigroup Global Markets, Inc., 2.44%, dated 9/28/18, due 10/5/18, repurchase price $3,001,423, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 1.625%-2.250%, maturing 11/30/19-11/15/27; total market value $3,162,858.(xx)	$3,000,000	3,000,000
Deutsche Bank Securities, Inc., 2.26%, dated 9/28/18, due 10/1/18, repurchase price $2,524,250, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 5/15/19-8/15/47; total market value $2,574,250.(xx)	2,523,775	2,523,775
HSBC Securities, Inc., 2.18%, dated 9/25/18, due 10/2/18, repurchase price $1,000,242, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 2/15/33-2/15/43; total market value $1,020,371.(xx)	1,000,000	1,000,000
ING Bank NV, 2.42%, dated 9/28/18, due 10/1/18, repurchase price $2,900,585, collateralized by various Common Stocks; total market value $3,222,613.(xx)	2,900,000	2,900,000
Natwest Markets Securities, Inc., 2.14%, dated 9/25/18, due 10/2/18, repurchase price $2,000,476, collateralized by various U.S. Government Treasury Securities, ranging from 1.375%-2.125%, maturing 10/31/20-11/15/26; total market value $2,040,728.(xx)	2,000,000	2,000,000
Natwest Markets Securities, Inc., 2.19%, dated 9/28/18, due 10/5/18, repurchase price $2,000,852, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-3.375%, maturing 2/15/19-5/15/44; total market value $2,040,373.(xx)	2,000,000	2,000,000
Natwest Markets Securities, Inc., 2.25%, dated 9/28/18, due 10/1/18, repurchase price $300,056, collateralized by various U.S. Government Treasury Securities, ranging from 1.375%-2.875%, maturing 5/31/19-11/15/26; total market value $306,057.(xx)	300,000	300,000
NBC Global Finance Ltd., 2.34%, dated 9/28/18, due 10/1/18, repurchase price $5,000,975, collateralized by various Common Stocks; total market value $5,563,276.(xx)	5,000,000	5,000,000
NBC Global Finance Ltd., 2.37%, dated 9/28/18, due 10/5/18, repurchase price $4,001,843, collateralized by various Common Stocks; total market value $4,450,977.(xx)	4,000,000	4,000,000
Societe Generale SA, 2.19%, dated 9/28/18, due 10/5/18, repurchase price $2,000,852, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-3.875%, maturing 11/8/18-8/15/45; total market value $2,040,001.(xx)	2,000,000	2,000,000
Societe Generale SA, 2.31%, dated 9/28/18, due 10/1/18, repurchase price $3,000,578, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.000%-4.250%, maturing 2/7/19-2/15/47; total market value $3,331,945.(xx)	3,000,000	3,000,000

Total Repurchase Agreements		27,723,775

Total Short-Term Investments (2.6%) (Cost $33,324,998)		33,324,998

Total Investments in Securities (101.1%) (Cost $576,365,655)		1,277,935,356
Other Assets Less Liabilities (-1.1%)		(14,466,254)

Net Assets (100%)		$1,263,469,102

See Notes to Portfolio of Investments.

4

EQ ADVISORS TRUST

MULTIMANAGER TECHNOLOGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

*	Non-income producing.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At September 30, 2018, the market value of these securities amounted to $1,070,233 or 0.1% of net assets.

(x)	All or a portion of security is on loan at September 30, 2018.

(xx)

At September 30, 2018, the Portfolio had loaned securities with a total value of $33,497,982. This was secured by cash collateral of $27,723,775 which was subsequently invested in joint repurchase agreements with a total value of $27,723,775, for which the Portfolio has a proportionate interest as reported in the Portfolio of Investments as Repurchase Agreements, and $6,739,815 collateralized by various U.S. Government Treasury Securities, ranging from 0.000% - 8.750%, maturing 10/4/18-11/15/47.

Glossary:

ADR — American Depositary Receipt

NYRS — New York Registry Shares

See Notes to Portfolio of Investments.

5

EQ ADVISORS TRUST

MULTIMANAGER TECHNOLOGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

Investments in companies which were affiliates for nine months ended September 30, 2018, were as follows:

Security Description	Shares at September 30, 2018	Market Value December 31, 2017 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value September 30, 2018 ($)	Dividend/Interest Income ($)	Capital Gain Distributions ($)
iShares North American Tech ETF(x)	382,350	69,313,614	—	(5,240,344)	2,431,246	13,554,106	80,058,622	286,879	—

See Notes to Portfolio of Investments.

6

EQ ADVISORS TRUST

MULTIMANAGER TECHNOLOGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2018:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$123,146,013	$5,144,715	$—	$128,290,728
Consumer Discretionary	126,521,192	—	—	126,521,192
Financials	88,550	—	—	88,550
Health Care	649,410	—	—	649,410
Industrials	8,709,101	282,785	—	8,991,886
Information Technology	722,289,885	15,937,489	—	738,227,374
Exchange Traded Funds	241,841,218	—	—	241,841,218
Short-Term Investments
Investment Company	5,601,223	—	—	5,601,223
Repurchase Agreements	—	27,723,775	—	27,723,775

Total Assets	$1,228,846,592	$49,088,764	$—	$1,277,935,356

Total Liabilities	$—	$—	$—	$—

Total	$1,228,846,592	$49,088,764	$—	$1,277,935,356

There were no transfers between Levels 1, 2 or 3 during the nine months ended September 30, 2018.

As of September 30, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$696,888,050
Aggregate gross unrealized depreciation	(7,908,702)

Net unrealized appreciation	$688,979,348

Federal income tax cost of investments in securities and derivative instruments, if applicable	$588,956,008

See Notes to Portfolio of Investments.

7

EQ ADVISORS TRUST

NOTES TO PORTFOLIO OF INVESTMENTS

September 30, 2018 (Unaudited)

Note 1 Valuation

If market quotations are not readily available for a security or other financial instrument, such security and instrument shall be referred to the Trust’s Valuation Committee (“Committee”), which will value the asset in good faith pursuant to procedures (“Pricing Procedures”) adopted by the Board of Trustees of the Trust (the “Board”).

The Board is responsible for ensuring that appropriate valuation methods are used to price securities for the Trust’s Portfolios. The Board has delegated the responsibility of calculating the net asset value (“NAV”) of each of the Trust’s Portfolios and classes pursuant to these Pricing Procedures to the Trust’s administrator, AXA Equitable Funds Management Group, LLC (“FMG LLC”, in its capacity as administrator, the “Administrator”). The Administrator has entered into a sub-administration agreement with JPMorgan Chase Bank, N.A. (the “Sub-Administrator”), which assists in performing certain of the duties described herein. The Committee, established by the Board, determines the value of the Trust’s securities and assets for which market quotations are not readily available or for which valuation cannot otherwise be provided in accordance with procedures adopted by the Board. The Committee is comprised of senior employees from FMG LLC.

Due to the inherent uncertainty of valuations of such securities, the fair value may differ significantly from the values that would have been used had a ready market for such securities existed.

Various inputs are used in determining the value of the Trust’s assets or liabilities carried at fair value. These inputs are summarized in three broad levels below:

•	Level 1 - quoted prices in active markets for identical assets

•	Level 2 - other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

A summary of inputs used to value each Portfolio’s assets and liabilities carried at fair value as of September 30, 2018, is included in the Portfolio of Investments for each Portfolio. Changes in valuation techniques may result in transfers in or out of an investment’s assigned level. The Portfolios’ policy is to recognize transfers into and transfers out of the valuation levels as of the end of the reporting period.

Transfers between levels are included after the Summary of Level 1, Level 2 and Level 3 inputs, following the Portfolio of Investments for each Portfolio. Transfers between levels may be due to a decline or an increase in market activity (e.g., frequency of trades), which may result in a lack of, or increase in, available observable market inputs to determine price.

Transfers into and transfers out of Level 3, are included in the Level 3 reconciliation following the Portfolio of Investments for each Portfolio.

The inputs or methodology used to value securities are not necessarily an indication of the risk associated with investing in those securities. An investment’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement.

The Committee has the ability to meet and review reports based on the valuation techniques used to value Level 3 securities. As part of a review, the Committee would consider obtaining updates from its pricing vendors and Sub-Advisers for fair valued securities. For example, with respect to model driven prices, the Committee could receive reports regarding a review and recalculation of pricing models and related discounts. For those securities which are valued based on broker quotes, the Committee may evaluate variances between existing broker quotes and any alternative broker quotes provided by a Sub-Adviser or other pricing source.

To substantiate unobservable inputs used in a fair valuation, the Secretary of the Committee can perform an independent verification as well as additional research for fair value notifications received from the pricing agents. Among other factors, particular areas of focus may include: description of security, historical pricing, intra-day price movement, last trade information, corporate actions, related securities, any available company news and announcements, any available trade data or other information. The Committee also notes the materiality of holdings and price changes on a Portfolio’s NAV.

The Committee reviews and considers changes in value for all fair valued securities that have occurred since the last review.

All securities held in the EQ/Money Market Portfolio are valued at amortized cost provided that certain conditions are met, including that the Board continues to believe that the amortized cost valuation method fairly reflects the market-based NAV per share of the Portfolio. The EQ/Money Market Portfolio seeks to maintain a constant NAV per share of $1.00, but there can be no assurance that it will be able to do so.

EQ ADVISORS TRUST

NOTES TO PORTFOLIO OF INVESTMENTS (Concluded)

September 30, 2018 (Unaudited)

Pursuant to procedures approved by the Board, events or circumstances affecting the values of Portfolio securities that occur between the closing of their principal markets and the time the NAV is determined may be reflected in the Trust’s calculation of a NAV for each applicable Portfolio when the Committee deems that the particular event or circumstance would materially affect such Portfolio’s NAV. At September 30, 2018, none of the Portfolios applied these procedures.

Accounting for Derivative Instruments:

Derivatives accounted for as hedging instruments must be disclosed separately from those that do not qualify for hedge accounting. Even though the Portfolios may use derivatives in an attempt to achieve an economic hedge, the Portfolio’s derivatives are not accounted for as hedging instruments because the Portfolios account for their derivatives at fair value and record any changes in fair value in current period earnings. All open derivative positions at period end are reflected on each respective Portfolio’s Portfolio of Investments.

For more information on each Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to a Portfolio’s most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days prior to the filing date of this report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)

The registrant’s certifying officers are not aware of any changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Item 3 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

EQ Advisors Trust

By:	/s/ Steven M. Joenk
Steven M. Joenk
President and Chief Executive Officer
November 28, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Steven M. Joenk
Steven M. Joenk
President and Chief Executive Officer
November 28, 2018

By:	/s/ Brian Walsh
Brian Walsh
Chief Financial Officer and Treasurer
November 28, 2018